UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number      811-07572
Principal Investors Fund, Inc.

(Exact name of registrant as specified in charter)
711 High Street, Des Moines, IA 50392-2080

(Address of principal executive offices) (Zip code)
Principal Management Corporation, Principal Financial Group,
Des Moines, IA 50392-2080

(Name and address of agent for service)
Registrant’s telephone number, including area code:      515-247-6783
Date of fiscal year end:      October 31, 2008
Date of reporting period:      April 30, 2008

ITEM 1 — REPORT TO STOCKHOLDERS
PRINCIPAL FUNDS
Principal Money Market Fund
Semiannual Report
April 30, 2008

Letter from the President	1

Shareholder Expense Example	2

Financial Statements	4

Notes to Financial Statements	7

Schedule of Investments	10

Financial Highlights	17

Supplemental Information	20
Certification
Section 906 Certifications
Not FDIC Insured
May Lose Value • Not a Deposit • No Bank Guarantee
Not Insured by any Federal Government Agency

Nora Everett was named president of Principal Funds effective March 1, 2008. Nora was formerly senior vice president and deputy general counsel at The Principal, and has a background in investments, regulation, and acquisitions.
Dear Shareholder,
The six-month period ended April 30, 2008, was a difficult one for both the stock and credit markets. Buffeted by an extended period of market volatility and unprecedented disruptions in the credit markets, the S&P 500 declined 9.64% for the period, while the Lehman Brothers Aggregate Bond Index closed the period with a total return of 4.08%.1
These market conditions present challenges for managing financial assets and planning financial futures. And while it is natural to be concerned, we firmly believe in the benefits of long-term, diversified investing through all market cycles — both up and down.
While there is still a debate as to whether we are in a recession or a prolonged economic slowdown, it is clear we are in a significant bear market. The good news, however, is that the worst 12-month stock market declines have historically been followed by periods of even greater recovery. While there is no guarantee this will happen in the future, we recognize that market cycles are an inherent part of investing.
The Benefits of Diversification and Long-Term Investing
We believe a bear market highlights the need for diversification and maintaining a long-term investment perspective. Numerous studies have found that asset allocation — the mix of asset classes you select — is the most important factor in determining the variability of investment returns in your portfolio’s performance.2 Investing in multiple asset classes and investment styles is important from both return and risk management perspectives.
An effective, easy way to gain significant diversification is to invest in actively managed asset allocation funds like our target-date Principal LifeTime Funds and target-risk Strategic Asset Management (SAM) Portfolios. Our experience and expertise in asset allocation funds has helped make us the fifth largest manager of target-date and target-risk funds in the United States.3
While diversification is important, we believe investing should also be disciplined — investing for the long term and avoiding trying to time the market by moving in and out. One major study found that when investors succumbed to emotion, they often acted against their own best interests.4 In practice, this meant increasing losses by buying in rising markets and selling in falling markets.
While these are challenging times for investors, your financial professional can provide you with the advice and guidance you need to help you stay on track to meet your financial goals.
I became president of Principal Funds on March 1, 2008, and after 16 years at The Principal®, I am confident that we have the investment experience, expertise, and products to help you reach your financial goals now and in the years ahead.
On behalf of everyone at Principal Funds, I would like to thank you for your continued support.
Sincerely,
Nora Everett, President
Principal Funds

Note: Asset allocation/diversification does not guarantee a profit or protect against a loss.
1	The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

2	G.P. Brinson, L.R. Hood, and G.L. Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, January/February 1995.

3	FRC, Mutual Fund Lifecycle Report, 1Q 2008, data as of March 31, 2008.

4	DALBAR, Quantitative Analysis of Investor Behavior, 2007.

1

Intentionally Left Blank

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
As a shareholder of the Money Market Fund of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class A, Class B, Class C, and Class J shares only), including sales charges on purchase payments, and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008), unless otherwise noted.
     Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select Classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
     Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio for each share class and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Actual Return
Money Market Fund
Advisors Preferred	$1,000.00	$1,016.40	$4.76	0.95%
Advisors Select	1,000.00	1,015.48	5.66	1.13
Advisors Signature	1,000.00	1,014.83	6.31	1.26
Class A	1,000.00	1,018.89	2.31	0.46
Class B	1,000.00	1,013.39	7.81	1.56
Class C	1,000.00	1,013.77	7.26	1.45
Class J	1,000.00	1,016.75	4.41	0.88
Institutional	1,000.00	1,019.29	1.91	0.38
Preferred	1,000.00	1,017.97	3.21	0.64
Select	1,000.00	1,017.36	3.81	0.76

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid During
	Beginning Account	Ending Account	Period November 1,	Annualized
	Value November 1, 2007	Value April 30, 2008	2007 to April 30, 2008(a)	Expense Ratio
Based On Assumed 5% Return
Money Market Fund
Advisors Preferred	$1,000.00	$1,020.14	$4.77	0.95%
Advisors Select	1,000.00	1,019.24	5.67	1.13
Advisors Signature	1,000.00	1,018.60	6.32	1.26
Class A	1,000.00	1,022.58	2.31	0.46
Class B	1,000.00	1,017.11	7.82	1.56
Class C	1,000.00	1,017.65	7.27	1.45
Class J	1,000.00	1,020.49	4.42	0.88
Institutional	1,000.00	1,022.97	1.91	0.38
Preferred	1,000.00	1,021.68	3.22	0.64
Select	1,000.00	1,021.08	3.82	0.76

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Statement of Assets And Liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Money Market
Amounts in thousands, except per share amounts	Fund

Investment in securities—at cost	$2,942,232

Assets
Investment in securities—at value	$2,942,232
Cash	8
Receivables:
Capital Shares sold	36,531
Dividends and interest	1,655
Expense reimbursement from Manager	1
Other assets	27
Prepaid directors’ expenses	3

Total Assets	2,980,457
Liabilities
Accrued management and investment advisory fees	902
Accrued administrative service fees	26
Accrued distribution fees	124
Accrued service fees	32
Accrued transfer agent fees	382
Accrued other expenses	169
Payables:
Capital Shares reacquired	19,814

Total Liabilities	21,449

Net Assets Applicable to Outstanding Shares	$2,959,008

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,959,008

Total Net Assets	$2,959,008

Capital Stock (par value: $.01 a share):
Shares authorized	7,275,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$55,671
Shares Issued and Outstanding	55,671
Net Asset Value per share	$1.00

Advisors Select: Net Assets	$22,492
Shares Issued and Outstanding	22,492
Net Asset Value per share	$1.00

Advisors Signature: Net Assets	$6,916
Shares Issued and Outstanding	6,916
Net Asset Value per share	$1.00

Class A: Net Assets	$2,069,124
Shares Issued and Outstanding	2,069,124
Net Asset Value per share	$1.00
Maximum Offering Price	$1.00

Class B: Net Assets	$47,459
Shares Issued and Outstanding	47,459
Net Asset Value per share	$1.00	(a)

Class C: Net Assets	$18,457
Shares Issued and Outstanding	18,457
Net Asset Value per share	$1.00	(a)

Class J: Net Assets	$246,752
Shares Issued and Outstanding	246,752
Net Asset Value per share	$1.00	(a)

Institutional: Net Assets	$276,679
Shares Issued and Outstanding	276,679
Net Asset Value per share	$1.00

Preferred: Net Assets	$201,787
Shares Issued and Outstanding	201,787
Net Asset Value per share	$1.00

Select: Net Assets	$13,671
Shares Issued and Outstanding	13,671
Net Asset Value per share	$1.00

(a)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

4

Statement Of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

Amounts in thousands	Money Market Fund

Net Investment Income (Operating Loss)
Income:
Interest	$58,351

Total Income	58,351
Expenses:
Management and investment advisory fees	5,257
Distribution fees — Advisors Preferred	54
Distribution fees — Advisors Select	29
Distribution fees — Advisors Signature	9
Distribution fees — Class B	200
Distribution fees — Class C	73
Distribution fees — Class J	268
Distribution fees — Select	7
Administrative service fees — Advisors Preferred	33
Administrative service fees — Advisors Select	19
Administrative service fees — Advisors Signature	7
Administrative service fees — Preferred	63
Administrative service fees — Select	9
Registration fees — Class A	52
Registration fees — Class B	12
Registration fees — Class C	4
Registration fees — Class J	15
Service fees — Advisors Preferred	37
Service fees — Advisors Select	24
Service fees — Advisors Signature	7
Service fees — Preferred	86
Service fees — Select	10
Shareholder reports — Class A	294
Shareholder reports — Class B	2
Shareholder reports — Class C	1
Shareholder reports — Class J	81
Transfer agent fees — Class A	481
Transfer agent fees — Class B	21
Transfer agent fees — Class J	169
Auditing and legal fees	7
Custodian fees	4
Directors’ expenses	32
Other expenses	31

Total Expenses	7,398

Net Investment Income (Operating Loss)	50,953

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,953

See accompanying notes.

5

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Money Market Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$50,953	$98,162

Net Increase (Decrease) in Net Assets Resulting from Operations	50,953	98,162

Dividends and Distributions to Shareholders
From net investment income	(50,953)	(98,162)

Total Dividends and Distributions	(50,953)	(98,162)

Capital Share Transactions
Net increase (decrease) in capital share transactions	417,008	1,848,919

Total increase (decrease) in net assets	417,008	1,848,919

Net Assets
Beginning of period	2,542,000	693,081

End of period (including undistributed net investment income as set forth below)	$2,959,008	$2,542,000

Undistributed (overdistributed) net investment income (operating loss)	$—	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$83,588	$24,498	$12,608	$778,382	$31,532	$16,774	$131,927	$322,888	$228,733	$42,311
Reinvested	675	298	70	37,791	395	165	3,486	4,713	1,988	237
Redeemed	(50,837)	(17,291)	(9,330)	(700,523)	(17,733)	(9,696)	(74,907)	(267,910)	(115,006)	(42,818)

Net Increase (Decrease)	$33,426	$7,505	$3,348	$115,650	$14,194	$7,243	$60,506	$59,691	$115,715	$(270)

Shares:
Sold	83,588	24,498	12,608	778,382	31,532	16,774	131,927	322,888	228,733	42,311
Reinvested	675	298	70	37,791	395	165	3,486	4,713	1,988	237
Redeemed	(50,837)	(17,291)	(9,330)	(700,523)	(17,733)	(9,696)	(74,907)	(267,910)	(115,006)	(42,818)

Net Increase (Decrease)	33,426	7,505	3,348	115,650	14,194	7,243	60,506	59,691	115,715	(270)

Year Ended October 31, 2007
Dollars:
Sold	$123,442	$62,497	$36,760	$1,721,034	$23,143	$15,879	$125,082	$385,893	$199,900	$97,580
Issued in acquisitions	—	—	—	1,098,364	33,680	6,724	—	185,502	—	—
Reinvested	933	677	154	74,095	896	204	7,260	8,471	3,093	459
Redeemed	(117,410)	(57,704)	(34,924)	(1,371,714)	(27,430)	(11,593)	(103,582)	(389,281)	(158,453)	(90,712)

Net Increase (Decrease)	$6,965	$5,470	$1,990	$1,521,779	$30,289	$11,214	$28,760	$190,585	$44,540	$7,327

Shares:
Sold	123,442	62,497	36,760	1,721,034	23,143	15,879	125,082	385,893	199,900	97,580
Issued in acquisitions	—	—	—	1,098,364	33,680	6,724	—	185,502	—	—
Reinvested	933	677	154	74,095	896	204	7,260	8,471	3,093	459
Redeemed	(117,410)	(57,704)	(34,924)	(1,371,714)	(27,430)	(11,593)	(103,582)	(389,281)	(158,453)	(90,712)

Net Increase (Decrease)	6,965	5,470	1,990	1,521,779	30,289	11,214	28,760	190,585	44,540	7,327

Distributions:
Period Ended April 30, 2008
From net investment Income	$(675)	$(298)	$(70)	$(38,152)	$(513)	$(193)	$(3,502)	$(5,325)	$(1,988)	$(237)

Total Dividends and Distributions	$(675)	$(298)	$(70)	$(38,152)	$(513)	$(193)	$(3,502)	$(5,325)	$(1,988)	$(237)

Year Ended October 31, 2007
From net investment income	$(934)	$(678)	$(154)	$(74,669)	$(1,068)	$(231)	$(7,366)	$(9,503)	$(3,100)	$(459)

Total Dividends and Distributions	$(934)	$(678)	$(154)	$(74,669)	$(1,068)	$(231)	$(7,366)	$(9,503)	$(3,100)	$(459)

See accompanying notes.

6

Notes To Financial Statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
1. Organization
Principal Investors Fund, Inc. is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates in the mutual fund industry. Principal Investors Fund, Inc. consists of Money Market Fund (the “Fund”), presented herein, and 72 other funds. Money Market Fund offers ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select.
On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.
Effective January 10, 2007, the initial purchase of $10,000 of Class C shares of Money Market Fund was made by Principal Life Insurance Company.
Effective January 12, 2007, Money Market Fund acquired all the assets and assumed all the liabilities of WM Money Market Fund pursuant to a plan of acquisition approved by the shareholders of WM Money Market Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from WM Money Market Fund for shares of Money Market Fund at an exchange rate of 1.00 for Class A, Class B, Class C, and Institutional shares. The aggregate net assets of WM Money Market Fund and Money Market Fund immediately prior to the acquisition were approximately $1,324,270,000 (including approximately $4,000 of accumulated net realized loss) and $742,321,000, respectively. The aggregate net assets of Money Market Fund immediately following the acquisition was $2,066,591,000.
All classes of shares represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Board of Directors of Principal Investors Fund, Inc. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation. The Fund values its securities at amortized cost, which approximates market, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Fund.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.
Income and Investment Transactions. The Fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The Fund allocates daily all income and realized gains or losses to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.
The Fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

7

Notes To Financial Statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
2. Significant Accounting Policies (Continued)
Expenses. Expenses directly attributed to a Fund are charged to that Fund. Other Fund expenses not directly attributed to a Fund are apportioned among the Funds managed by Principal Management Corporation.
The Fund allocates daily all expenses (other than class-specific expenses) to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the year ended April 30, 2008, are included separately in the statement of operations.
Distributions to Shareholders. The Fund declares all net investment income and any net realized gains and losses from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles.
Federal Income Taxes. No provision for federal income taxes is considered necessary because the Fund is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Fund on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Fund’s financial statements.
Recent Accounting Pronouncement. In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and related disclosures.
3. Operating Policies
Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Line of Credit. The Fund participates with other registered investment companies managed by Principal Management Corporation (the “Manager”) in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus .375%. At April 30, 2008, the Fund had no outstanding borrowings under the line of credit.

8

Notes To Financial Statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates
Management Services. The Fund has agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of the Fund’s average daily net assets. The annual rates used in this calculation for the Fund are as follows:

	Net Assets of Funds (in millions)
First	Next	Next	Next	Next $l	Over $3
$500	$500	$500	$500	billion	billion
.40%	.39%	.38%	.37%	.36%	.35%
In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares of the Fund pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. As of April 30, 2008, the annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select, respectively. Class A, Class B, Class C, and Class J shares of the Fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.
The Manager has contractually agreed to limit the Fund’s expenses on certain shares classes of the Fund. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class on an annualized basis. The operating expense limits for Class A and Class B shares were 0.64% and 1.74% from November 1, 2007 through February 28, 2008. The operating expense limits for Class A and Class B shares expired on February 28, 2008. The operating expense limit for Class C shares is 1.79% and will expire on February 28, 2009.
Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class B, Class C, Class J, and Select shares of the Fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the Fund. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, .30%, .35%, 1.00%, 1.00%, .25%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class J, and Select Classes of shares, respectively.
Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by Princor Financial Services Corporation and Principal Funds Distributor, Inc. for the period ended April 30, 2008, were $37,000, $30,000, $6,000, and $119,000 for Class A, Class B, Class C, and Class J shares, respectively.
Affiliated Ownership. At April 30, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned 23,812,000 and 33,380,000 shares of Class A and Institutional class shares, respectively.
Affiliated Brokerage Commissions. No brokerage commissions were paid by the Fund to affiliated broker dealers or any other member of the Principal Financial Group, parent company of Principal Financial Services, Inc., during the period.
5. Federal Tax Information
Distributions to Shareholders. Federal tax distributions of ordinary income paid for the periods ended April 30, 2008 and October 31, 2007, were $50,953,000 and $98,162,000 respectively.

9

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (83.96%)

Agricultural Operations (1.94%)

Cargill Inc
3.00%, 5/5/2008	$9,000	$8,997
2.50%, 5/28/2008	7,200	7,186
2.85%, 5/28/2008	6,280	6,267
2.90%, 5/29/2008	12,175	12,148
2.45%, 5/30/2008	13,000	12,974
2.70%, 5/30/2008	9,900	9,878

		57,450

Asset Backed Securities (3.13%)

CAFCO
2.55%, 5/6/2008	7,130	7,128
3.16%, 5/27/2008	10,000	9,977
3.10%, 6/10/2008	15,000	14,948
2.75%, 7/7/2008	10,000	9,949
2.70%, 7/18/2008	10,900	10,836
2.90%, 7/24/2008	10,000	9,932

FCAR Owner Trust I
3.05%, 6/9/2008	15,000	14,950
3.10%, 6/13/2008	15,000	14,945

		92,665

Beverages — Non-Alcoholic (0.80%)

Coca-Cola Co
2.57%, 5/12/2008	10,800	10,791
2.13%, 6/12/2008	12,900	12,868

		23,659

Chemicals — Diversified (1.44%)

BASF AG
2.23%, 6/26/2008	6,295	6,273
2.72%, 6/27/2008	10,900	10,853
2.36%, 7/9/2008	10,900	10,851
2.20%, 7/15/2008	14,800	14,732

		42,709

Commercial Banks (13.74%)

Calyon North America
2.60%, 6/30/2008	11,000	10,952
2.67%, 7/17/2008	10,900	10,838
2.41%, 7/21/2008	12,900	12,830
2.81%, 8/4/2008	10,900	10,819

Nordea North America
2.63%, 6/3/2008	10,900	10,874
2.69%, 6/20/2008	5,265	5,245
2.66%, 7/8/2008	12,000	11,940
2.66%, 7/14/2008	11,800	11,735
2.66%, 7/16/2008	10,000	9,944
2.85%, 7/23/2008	11,000	10,928

Skandinaviska Enskilda Banken
3.05%, 5/2/2008	11,000	10,999
2.92%, 6/6/2008	15,000	14,956
2.47%, 6/17/2008	13,800	13,756
2.88%, 7/22/2008	12,000	11,921
2.52%, 7/25/2008	10,450	10,384

Societe Generale North America Inc
3.03%, 5/7/2008	9,600	9,595
3.05%, 5/12/2008	10,000	9,991
3.08%, 5/28/2008	12,000	11,972
2.98%, 6/4/2008	10,050	10,022
2.87%, 6/27/2008	10,800	10,751
2.84%, 8/1/2008	9,800	9,729

State Street Corp
2.50%, 6/3/2008	11,900	11,873
2.50%, 6/16/2008	13,900	13,856
2.60%, 7/24/2008	10,000	9,939

Svenska Handelsbanken
2.95%, 5/5/2008	11,000	10,996
2.66%, 7/10/2008	12,800	12,734
2.66%, 7/11/2008	12,000	11,937

Toronto — Dominion Holdings
3.00%, 5/22/2008	11,000	10,981
2.52%, 6/16/2008	7,300	7,276
2.62%, 6/20/2008	13,800	13,750
2.51%, 6/24/2008	10,700	10,660
2.57%, 7/24/2008	9,800	9,741
2.68%, 7/30/2008	9,000	8,940

Westpac Banking Corp
2.99%, 5/7/2008	10,420	10,415
2.30%, 8/14/2008	11,900	11,820
2.59%, 8/14/2008	10,900	10,818
2.64%, 9/12/2008	10,800	10,694

		406,611

Computers (0.36%)

IBM Capital Corp
2.24%, 6/26/2008	10,800	10,762

Diversified Financial Services (2.62%)

General Electric Capital
2.89%, 5/20/2008	11,900	11,882
2.37%, 6/12/2008	7,940	7,918
2.64%, 7/7/2008	10,000	9,951
2.46%, 7/14/2008	2,980	2,965
2.50%, 7/17/2008	12,000	11,936
2.45%, 8/11/2008	12,000	11,916
2.46%, 8/20/2008	10,000	9,924

Pfizer Investment Capital
4.33%, 5/5/2008	11,000	10,995

		77,487

Finance — Auto Loans (1.90%)

Toyota Motor Credit
3.70%, 5/9/2008	11,000	10,991
See accompanying notes

10

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)

Finance — Auto Loans (continued)

Toyota Motor Credit (continued)
2.81%, 5/14/2008	$10,000	$9,990
2.40%, 6/19/2008	3,890	3,877
2.42%, 7/1/2008	10,000	9,959
2.25%, 8/6/2008	8,695	8,642
2.60%, 8/22/2008	12,800	12,696

		56,155

Finance — Consumer Loans (3.37%)

American General Finance
2.94%, 5/23/2008	12,000	11,979
2.50%, 6/19/2008	6,690	6,667
2.98%, 7/10/2008	10,000	9,942

HSBC Finance
3.10%, 5/2/2008	11,000	10,999
2.85%, 6/5/2008	15,000	14,958
2.63%, 6/6/2008	10,000	9,974
2.60%, 6/13/2008	2,410	2,403
2.60%, 6/20/2008	10,000	9,964
2.57%, 7/22/2008	12,000	11,930

John Deere Capital Corp
2.20%, 6/11/2008	11,000	10,972

		99,788

Finance — Credit Card (2.41%)

American Express Credit
2.93%, 5/6/2008	12,000	11,995
2.92%, 5/8/2008	7,080	7,076
2.97%, 5/19/2008	7,060	7,050
2.98%, 5/30/2008	9,400	9,377
2.99%, 6/4/2008	7,160	7,140
2.77%, 6/18/2008	11,940	11,896
2.60%, 7/10/2008	6,830	6,796
2.64%, 7/28/2008	10,000	9,935

		71,265

Finance — Investment Banker & Broker (9.97%)

Citigroup Funding
3.05%, 5/8/2008	10,900	10,894
3.05%, 5/20/2008	10,000	9,984
2.55%, 6/10/2008	12,000	11,966
2.82%, 7/1/2008	9,000	8,957
2.72%, 7/3/2008	10,000	9,952

Goldman Sachs Group
2.90%, 5/7/2008	11,000	10,995
2.40%, 5/14/2008	11,240	11,230
4.22%, 5/15/2008	7,000	6,989
2.25%, 5/20/2008	10,900	10,887
2.45%, 8/1/2008	10,800	10,732
2.52%, 8/5/2008	6,000	5,960

ING U.S. Funding
3.75%, 5/16/2008	10,390	10,374
2.63%, 7/14/2008	10,000	9,946
2.84%, 7/25/2008	11,900	11,820
2.61%, 8/7/2008	12,000	11,915

JP Morgan Chase
2.98%, 5/1/2008	7,635	7,635
2.45%, 6/17/2008	5,590	5,572
2.55%, 7/21/2008	12,000	11,931
2.40%, 7/22/2008	10,900	10,840
2.47%, 7/23/2008	10,800	10,739
2.60%, 7/29/2008	11,000	10,929
2.53%, 9/2/2008	12,800	12,688

Merrill Lynch & Co Inc
4.46%, 5/2/2008	7,450	7,449

Morgan Stanley
4.96%, 5/19/2008	12,800	12,768
4.97%, 5/21/2008	10,000	9,972
4.70%, 6/16/2008	12,000	11,928
4.45%, 6/18/2008	10,000	9,941
3.14%, 6/23/2008	10,000	9,954
3.07%, 7/16/2008	10,000	9,935

		294,882

Finance — Leasing Company (3.56%)

International Lease Finance
2.83%, 5/9/2008	9,725	9,719
2.78%, 5/27/2008	9,000	8,982
2.92%, 6/2/2008	12,000	11,969
3.00%, 6/3/2008	8,100	8,078
2.72%, 6/19/2008	10,900	10,860
2.93%, 6/23/2008	9,400	9,359
2.68%, 7/14/2008	12,800	12,729

River Fuel Funding
2.53%, 7/31/2008	11,158	11,086
2.85%, 7/31/2008	10,000	9,928
2.85%, 7/31/2008	12,800	12,708

		105,418

Finance — Other Services (5.13%)

ABN-AMRO North America Finance Inc
3.02%, 5/13/2008	4,920	4,915

Commoloco
3.43%, 5/22/2008	6,900	6,886
2.92%, 6/5/2008	10,900	10,869
2.68%, 7/17/2008	12,000	11,931

CRC Funding
3.07%, 5/2/2008	10,000	9,999
3.03%, 5/13/2008	12,900	12,887
3.06%, 5/15/2008	10,000	9,988
3.08%, 6/5/2008	14,800	14,756
2.89%, 7/8/2008	10,000	9,946
See accompanying notes

11

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
COMMERCIAL PAPER (continued)

Finance — Other Services (continued)

Park Avenue Receivables Company
3.08%, 5/21/2008	$12,550	$12,529
2.85%, 6/6/2008	11,900	11,866
2.75%, 6/13/2008	7,955	7,929
2.68%, 6/26/2008	10,000	9,958

Private Export Funding
2.92%, 5/23/2008	9,900	9,882
2.50%, 6/11/2008	7,330	7,309

		151,650

Food — Miscellaneous/Diversified (1.90%)

Unilever Capital
2.45%, 9/29/2008	10,000	9,897
2.47%, 10/7/2008	10,000	9,891
2.60%, 10/9/2008	13,800	13,640
2.66%, 10/23/2008	11,000	10,858
2.68%, 10/27/2008	3,280	3,236
2.70%, 11/5/2008	8,800	8,676

		56,198

Life & Health Insurance (2.27%)

Prudential Funding LLC
2.82%, 5/13/2008	15,000	14,986

Prudential PLC
3.02%, 5/8/2008	10,000	9,994
3.15%, 5/9/2008	7,100	7,095
2.42%, 7/2/2008	12,000	11,950
2.55%, 7/10/2008	9,900	9,851
2.59%, 7/11/2008	10,000	9,949
3.70%, 7/14/2008	3,460	3,434

		67,259

Medical — Drugs (2.28%)

AstraZeneca PLC
3.62%, 6/9/2008	11,000	10,957
2.79%, 6/12/2008	10,000	9,968
3.00%, 7/8/2008	7,400	7,358
3.57%, 7/25/2008	11,000	10,907
2.74%, 8/6/2008	7,550	7,494
2.50%, 10/1/2008	10,000	9,894
2.25%, 10/15/2008	11,000	10,885

		67,463

Medical — Hospitals (0.51%)

Catholic Healthcare Initiatives
2.95%, 6/11/2008	15,000	15,000

Money Center Banks (9.23%)

Bank of America
4.42%, 5/1/2008	9,900	9,900
4.36%, 5/7/2008	12,000	11,991
2.75%, 5/16/2008	8,850	8,840
3.00%, 5/29/2008	9,900	9,877
2.61%, 8/8/2008	10,000	9,928
2.72%, 8/13/2008	12,000	11,906
2.79%, 8/19/2008	9,000	8,924

Bank of Scotland PLC
2.97%, 5/14/2008	10,000	9,989
3.00%, 5/19/2008	10,900	10,884
2.82%, 6/10/2008	4,920	4,905
2.53%, 6/13/2008	13,800	13,758
2.52%, 6/18/2008	13,900	13,853
2.74%, 8/5/2008	12,900	12,806

BNP Paribas Finance
2.64%, 7/2/2008	10,900	10,851
2.32%, 7/18/2008	10,900	10,845
2.81%, 7/30/2008	12,800	12,710
2.89%, 8/25/2008	11,800	11,690
2.82%, 8/26/2008	9,900	9,809
2.81%, 8/28/2008	12,800	12,681

UBS Finance Delaware LLC
3.05%, 5/12/2008	12,900	12,888
3.72%, 5/16/2008	11,000	10,983
3.03%, 5/27/2008	15,000	14,967
4.53%, 5/28/2008	12,000	11,959
3.03%, 6/2/2008	16,075	16,034

		272,978

Oil Company — Integrated (0.43%)

Total Capital
2.19%, 6/30/2008	12,900	12,853

Retail — Discount (0.36%)

Wal-Mart Stores
2.30%, 5/13/2008	10,800	10,792

Special Purpose Entity (9.24%)

Barclays U.S. Funding
4.34%, 5/5/2008	7,660	7,656
2.97%, 6/4/2008	15,000	14,958
2.88%, 7/28/2008	5,595	5,556
2.85%, 8/18/2008	11,800	11,698

Charta LLC
3.14%, 5/29/2008	10,900	10,873
3.10%, 6/3/2008	3,150	3,141
2.75%, 6/17/2008	10,000	9,964
2.70%, 7/11/2008	9,340	9,290

DWS Scudder Money Market Series
2.88%, 12/31/2008	21,690	21,690

Prudential Funding Corp
2.82%, 5/8/2008	10,000	9,995
2.35%, 6/24/2008	11,800	11,758
2.72%, 7/15/2008	9,800	9,744
2.45%, 7/16/2008	5,990	5,959
See accompanying notes

12

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)

Special Purpose Entity (continued)

Ranger Funding
2.90%, 5/1/2008	$9,800	$9,800
3.15%, 5/1/2008	8,900	8,900
3.20%, 5/6/2008	11,900	11,895
2.85%, 5/19/2008	9,800	9,786
3.05%, 5/23/2008	10,700	10,682
2.70%, 6/10/2008	8,900	8,873

Sheffield Receivables
2.73%, 7/9/2008	10,000	9,948

Yorktown Capital
2.98%, 5/20/2008	9,100	9,086
3.00%, 5/22/2008	12,000	11,979
2.97%, 6/2/2008	10,500	10,472
2.67%, 7/18/2008	13,000	12,925
2.85%, 7/21/2008	14,800	14,705
2.73%, 7/23/2008	12,000	11,925

		273,258

Supranational Bank (2.31%)

Corp Andina de Fomento
4.40%, 5/6/2008	12,000	11,993
3.94%, 5/14/2008	6,900	6,890
3.00%, 5/16/2008	10,900	10,886
2.94%, 6/17/2008	7,900	7,870
2.95%, 6/25/2008	10,000	9,955
2.74%, 7/15/2008	10,800	10,738
2.65%, 8/12/2008	10,000	9,924

		68,256

Telephone — Integrated (2.43%)

AT&T Inc
2.72%, 5/22/2008	10,900	10,883

Telstra Corp
2.98%, 5/15/2008	10,900	10,888
3.03%, 5/21/2008	10,000	9,983
2.42%, 6/18/2008	1,780	1,774
2.40%, 6/20/2008	6,520	6,498
2.45%, 6/25/2008	10,900	10,859
2.75%, 7/11/2008	10,000	9,946
2.80%, 7/23/2008	11,000	10,929

		71,760

Tobacco (0.63%)

Philip Morris Capital
2.35%, 6/2/2008	6,760	6,746
Philip Morris Co Inc
2.25%, 5/21/2008	12,000	11,985

		18,731

Tools — Hand held (2.00%)

Stanley Works
2.40%, 5/9/2008	15,000	14,992
2.82%, 5/23/2008	10,800	10,781
2.20%, 6/27/2008	2,560	2,551
2.23%, 6/27/2008	6,130	6,108
2.17%, 7/15/2008	6,380	6,351
2.18%, 7/16/2008	2,730	2,718
2.20%, 7/16/2008	15,815	15,742

		59,243

TOTAL COMMERCIAL PAPER		$2,484,292

FUNDING AGREEMENTS (2.06%)

Financial Guarantee Insurance (2.06%)

ING USA Funding Agreement
3.23%, 6/3/2008 (a)	25,000	25,000
New York Life Funding Agreement
3.26%, 5/1/2008 (a)(b)	36,000	36,000

		61,000

TOTAL FUNDING AGREEMENTS		$61,000

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.68%)

Publicly Traded Investment Fund (0.68%)

BlackRock Liquidity Funds TempFund Portfolio
2.89, 12/31/2008	20,230,000	20,230

TOTAL COMMON STOCKS		$20,230

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (7.86%)
Aerospace & Defense (0.16%)

General Dynamics Corp
3.00%, 5/15/2008	4,840	4,836

Asset Backed Securities (0.55%)

Caterpillar Financial Asset Trust
3.01%, 12/26/2008	3,400	3,400
CNH Equipment Trust
2.75%, 12/15/2008	5,600	5,600
John Deere Owner Trust
2.79%, 2/17/2009	7,200	7,200

		16,200

Auto — Car & Light Trucks (0.11%)

BMW US Capital LLC
2.74%, 5/6/2008 (b)(c)	3,300	3,300

Automobile Sequential (0.62%)

Americredit Prime Automobile Receivable Trust
5.27%, 5/8/2008	1,378	1,378
BMW Vehicle Lease Trust
5.06%, 7/15/2008	1,975	1,975
See accompanying notes

13

Schedule of Investments
Money Market Fund
April 30,2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)

Automobile Sequential (continued)

Capital Auto Receivables Asset Trust
3.39%, 8/15/2008 (c)	$6,232	$6,232

Daimler Chrysler Auto Trust
4.94%, 5/8/2008 (b)(c)	2,315	2,315

Ford Credit Auto Owner Trust
4.02%, 8/15/2008 (c)	5,576	5,576

Honda Auto Receivables Owner Trust
5.56%, 5/15/2008 (b)	158	158

World Omni Auto Receivables Trust
5.68%, 5/15/2008	682	682

		18,316

Chemicals — Diversified (0.20%)

BASF Finance Europe NV
2.81%, 5/21/2008 (b)(c)	6,100	6,100

Commercial Banks (1.22%)

Allied Irish Banks PLC
2.78%, 5/21/2008 (b)(c)	9,000	9,000

BES Finance Ltd
2.75%, 5/2/2008 (b)(c)	9,000	9,000

Skandinaviska Enskilda Banken AB
4.85%, 6/23/2008 (c)	8,000	8,000

Svenska Handelsbanken AB
2.94%, 7/7/2008 (b)(c)	10,000	10,000

		36,000

Diversified Manufacturing Operations (0.20%)

Danaher Corp
6.00%, 10/15/2008	5,830	5,874

Electric Products — Miscellaneous (0.14%)

Emerson Electric Co
5.00%, 10/15/2008	4,000	4,035

Finance — Consumer Loans (0.45%)

HSBC Finance Corp
6.40%, 6/17/2008	5,100	5,106

John Deere Capital Corp
2.78%, 6/25/2008 (b)	8,335	8,335

		13,441

Finance — Investment Banker & Broker (0.75%)

Goldman Sachs Group LP
3.33%, 5/25/2008 (c)	13,000	13,000

JPMorgan Chase & Co
3.11%, 5/2/2008	2,500	2,500

Lehman Brothers Holdings Inc
5.02%, 6/27/2008	6,860	6,860

		22,360

Medical — Hospitals (0.42%)

Portland Clinic LLP/The
3.60%, 11/20/2027	12,390	12,390

Medical — Outpatient & Home Medical Care (0.21%)

Everett Clinic PS
3.75%, 5/1/2022	6,200	6,200

Retail — Discount (0.13%)

Target Corp
5.40%, 10/1/2008	3,700	3,733

Special Purpose Entity (2.70%)

Advance Packaging Corp
3.05%, 10/1/2036	10,825	10,825

Allstate Life Global Funding Trusts
3.11%, 5/4/2008	3,200	3,200

Chatham Capital Corp
3.05%, 11/1/2028	10,170	10,170

Corporate Finance Managers Inc
2.90%, 2/2/2043	15,100	15,100

Forward Corp
3.05%, 12/1/2030	3,725	3,725

Foster/Schweihofer Real Estate Co LLC
3.34%, 9/20/2033	6,475	6,475

National Coney Island Financial LLC
3.05%, 10/1/2030	6,400	6,400

NGSP Inc
2.95%, 6/1/2046	20,000	20,000

Rockwood Quarry LLC
3.05%, 12/1/2022	4,000	4,000

		79,895

TOTAL BONDS		$232,680

TAX-EXEMPT BONDS (4.87%)

Alaska (0.13%)

Four Dam Pool Power Agency Dexia Credit Local
2.86%, 7/1/2026	3,730	3,730

Arizona (0.38%)

Glendale Industrial Development Authority Bank of New York
2.95%, 7/1/2035	7,495	7,495

Tucson Airport Authority Inc/AZ Bank of America NA
2.95%, 12/1/2018	3,635	3,635

		11,130

California (2.02%)

Abag Finance Authority for Nonprofit Co Bank of New York/California St Tchrs Ret
2.90%, 11/1/2031	2,000	2,000

Alameda County Industrial Development Comerica Bank
2.90%, 4/1/2034	545	545

California Statewide Communities Development FNMA
2.90%, 8/15/2034	800	800
See accompanying notes

14

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)

California (continued)

City of Fairfield CA Landesbank Hessen-Thueringen
2.90%, 6/1/2034	$2,000	$2,000
2.90%, 6/1/2034	2,700	2,700

City of Long Beach CA Allied Irish Bank PLC
2.90%, 11/1/2030	2,900	2,900

City of Richmond CA FNMA
2.89%, 8/15/2037	3,200	3,200

City of Santa Rosa CA Landesbank Hessen-Thueringen
2.90%, 9/1/2024	4,740	4,740

Kern Water Bank Authority Wells Fargo Bank NA
2.90%, 7/1/2028	2,700	2,700

Los Angeles Department of Water & Power Dexia Credit Local
2.83%, 7/1/2025	5,400	5,400

San Jose Redevelopment Agency /CA JP Morgan Chase Bank
4.05%, 8/1/2028	32,950	32,950

		59,935

Colorado (0.28%)

Colorado Housing & Finance Authority/CO Wells Fargo Bank NA
2.90%, 4/1/2029	825	825

County of Kit Carson CO Wells Fargo Bank NA
3.00%, 6/1/2027	2,100	2,100

County of Montrose CO Wells Fargo Bank NA
2.90%, 6/1/2010	400	400

Sheridan Redevelopment Agency Citibank NA
3.00%, 12/1/2029	5,000	5,000

		8,325

Georgia (0.08%)

Savannah College of Art & Design Inc Bank of America NA
2.95%, 4/1/2024	2,300	2,300

Illinois (0.63%)

Memorial Health System/IL JP Morgan Chase Bank
3.00%, 10/1/2024	18,635	18,635

Kentucky (0.08%)

Florence KY Fifth Third Bank
3.45%, 4/15/2035	2,400	2,400

New York (0.18%)

New York City Housing Development Corp Landesbank Hessen-Thueringen
3.00%, 6/1/2039	5,500	5,500

North Carolina (0.25%)

North Carolina Capital Facilities Finance Bank of America NA
2.95%, 9/1/2018	7,280	7,280

Oklahoma (0.21%)

University Hospital Bank of America NA
2.85%, 8/15/2021	6,260	6,260

Oregon (0.04%)

Lake Oswego Redevelopment Agency Wells Fargo Bank NA
2.90%, 6/1/2020	1,285	1,285

Utah (0.23%)

Utah Telecommunication Open Infrastructure Bank of America NA
2.95%, 7/15/2026	6,700	6,700

Washington (0.36%)

Washington State Housing Finance Commission Bank of America NA
2.90%, 12/1/2040	2,020	2,020

Washington State Housing Finance Commission FNMA
2.90%, 9/1/2028	1,305	1,305
2.89%, 9/15/2037	2,730	2,730
2.89%, 12/15/2037	3,855	3,855

Washington State Housing Finance Commission US Bank NA
3.05%, 12/1/2028	640	640

		10,550

TOTAL TAX-EXEMPT BONDS		$144,030

Total Investments		$2,942,232

Other Assets in Excess of Liabilities, Net - 0.57%		16,776

TOTAL NET ASSETS - 100.00%		$2,959,008

(a)	Security is Illiquid

(b)	Variable Rate

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $72,523 or 2.45% of net assets.
See accompanying notes

15

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

Portfolio Summary (unaudited)

Sector	Percent

Financial	72.92%
Consumer, Non-cyclical	8.69%
Asset Backed Securities	4.30%
Revenue	4.25%
Industrial	2.50%
Communications	2.43%
Basic Materials	1.65%
Exchange Traded Funds	0.68%
Consumer, Cyclical	0.60%
Energy	0.44%
Insured	0.40%
Technology	0.36%
Tax Allocation	0.21%
Other Assets in Excess of Liabilities, Net	0.57%

TOTAL NET ASSETS	100.00%

See accompanying notes

16

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	0.04	0.02	—	—

Total From Investment Operations	0.02		0.04	0.04	0.02	—	—
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Total Dividends and Distributions	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.64	%(c)	4.54%	3.96%	1.99%	0.28%	0 .32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$55,671		$22,245	$15,280	$8,665	$7,413	$4,581
Ratio of Expenses to Average Net Assets	0.95	%(d)	0.96%	0.97%	0.97%	0.97%	0.97%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	0.97	%(e)
Ratio of Net Investment Income to Average Net Assets	3.12	%(d)	4.39%	3.96%	1.98%	0.31%	0.29%

	2008(a)		2007	2006	2005	2004		2003
MONEY MARKET FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	0.04	0.02	—		—

Total From Investment Operations	0.02		0.04	0.04	0.02	—		—
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.04)	(0.04)	(0.02)	—		—

Total Dividends and Distributions	(0.02)		(0.04)	(0.04)	(0.02)	—		—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return	1 .55	%(c)	4.32%	3.77%	1.81%	0.13%		0.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,492		$14,987	$9,517	$9,180	$6,394		$5,494
Ratio of Expenses to Average Net Assets	1.13	%(d)	1.14%	1.15%	1.15%	1.12%		1.13%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.15	%(e)	1.15	%(e)
Ratio of Net Investment Income to Average Net Assets	3.08	%(d)	4.21%	3.66%	1.77%	0.15%		0.12%

	2008(a)		2007	2006	2005
MONEY MARKET FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.04	0.04	0.02

Total From Investment Operations	0.01		0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.04)	(0.04)	(0.02)

Total Dividends and Distributions	(0.01)		(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00

Total Return	1.48	%(c)	4 .20%	3.64%	1 .75	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,916		$3,568	$1,578	$8,627
Ratio of Expenses to Average Net Assets	1.26	%(d)	1 .27%	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	2.74	%(d)	4 .07%	3.30%	2.43%

	2008(a)		2007	2006	2005(f)
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05	0.04	0.01

Total From Investment Operations	0.02		0.05	0.04	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.01)

Net Asset Value, End of Period	$1 .00		$1.00	$1.00	$1.00

Total Return(g)	1 .89	%(c)	5.02%	4.41%	1 .02	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,069,124		$1,953,474	$431,696	$344,589
Ratio of Expenses to Average Net Assets(h)	0.46	%(d)	0.44%	0.54%	0.60	%(d)
Ratio of Net Investment Income to Average Net Assets	3 .74	%(d)	4.91%	4.35%	2.95	%(d)
See accompanying notes.

17

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005(f)
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.04	0.03	0.01

Total From Investment Operations	0.01		0.04	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.04)	(0.03)	(0.01)

Total Dividends and Distributions	(0.01)		(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00

Total Return(g)	1 .34	%(c)	4.04%	2.90%	0 .59	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$47,459		$33,265	$2,976	$3,099
Ratio of Expenses to Average Net Assets(h)	1 .56	%(d)	1.41%	1.98%	1 .87	%(d)
Ratio of Net Investment Income to Average Net Assets	2 .57	%(d)	3.95%	2.90%	1 .67	%(d)

	2008(a)		2007(j)
MONEY MARKET FUND
Class C shares
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.03

Total From Investment Operations	0.01		0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.03)

Total Dividends and Distributions	(0.01)		(0.03)

Net Asset Value, End of Period	$1.00		$1.00

Total Return (g)	1.38	%(c)	2.94	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,457		$11,214
Ratio of Expenses to Average Net Assets(h)	1.45	%(d)	1.70	%(d)
Ratio of Net Investment Income to Average Net Assets	2.64	%(d)	3.67	%(d)

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	0.04	0.02	—	—

Total From Investment Operations	0.02		0.04	0.04	0.02	—	—
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Total Dividends and Distributions	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(g)	1.67	%(c)	4.46%	3.82%	1.79%	0.08%	0.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$246,752		$186,246	$157,486	$143,460	$132,551	$95,332
Ratio of Expenses to Average Net Assets	0.88	%(d)	0.98%	1.11%	1.15%	1.17%	1.21%
Ratio of Gross Expenses to Average Net Assets(i)	—		—	1.11%	1.15%	1.43%	1.54%
Ratio of Net Investment Income to Average Net Assets	3.27	%(d)	4.37%	3.76%	1.78%	0.09%	0.04%

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05	0.04	0.03	0.01	0.01

Total From Investment Operations	0.02		0.05	0.04	0.03	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.93	%(c)	5.09%	4.55%	2.56%	0.85%	0.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$276,679		$216,988	$26,403	$140,592	$56,277	$23,684
Ratio of Expenses to Average Net Assets	0.38	%(d)	0.39%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	3.87	%(d)	4.96%	4.11%	2.67%	0.89%	0.78%
See accompanying notes.

18

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Preferred shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05	0.04	0.02	0.01	0.01

Total From Investment Operations	0.02		0.05	0.04	0.02	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.80	%(c)	4.83%	4.28%	2.30%	0.59%	0.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$201,787		$86,072	$41,532	$30,291	$14,599	$8,431
Ratio of Expenses to Average Net Assets	0.64	%(d)	0.65%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.47	%(d)	4.70%	4.25%	2.30%	0.61%	0.55%

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Select shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05	0.04	0.02	0.01	0.01

Total From Investment Operations	0.02		0.05	0.04	0.02	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.74	%(c)	4.72%	4.16%	2.17%	0.46%	0.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,671		$13,941	$6,614	$3,495	$1,484	$10
Ratio of Expenses to Average Net Assets	0.76	%(d)	0.77%	0.78%	0.78%	0.78%	0.63%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	0.78	%(e)
Ratio of Net Investment Income to Average Net Assets	3.46	%(d)	4.59%	4.23%	2.28%	0.49%	0.37%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without the Manager’s voluntary expense limit.

(f)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(g)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(h)	Reflects Manager’s contractual expense limit.

(i)	Excludes expense reimbursement from Manager.

(j)	Period from January 16, 2007, date shares first offered, through October 31, 2007.
See accompanying notes.

19

FUND DIRECTORS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “ interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine Director since 2004 Member, Nominating and Governance Committee 1948	Principal, EBA Associates	112	The McClatchy Company

Kristianne Blake Director since 2007 Member, Operations Committee 1954	President, Kristianne Gates Blake, P.S.	112	Avista Corporation; Russell Investment Company; Russell Investment Funds

Craig Damos Director since 2008 Member, Operations Committee 1954	CEO/President, Vertical Growth Officer, and CFO, The Weitz Company	112	None

Richard W. Gilbert Director since 1985 Member, Nominating and Governance Committee Member, Executive Committee 1940	President, Gilbert Communications, Inc.	112	Calamos Asset Management, Inc.

Mark A. Grimmett Director since 2004 Member, Audit Committee 1960	Executive Vice President and CFO, Merle Norman Cosmetics, Inc.	112	None

Fritz S. Hirsch Director since 2005 Member, Audit Committee 1951	President and CEO, Sassy, Inc.	112	None

William C. Kimball Director since 2000 Member, Nominating and Governance Committee 1947	Retired. Former Chairman and CEO, Medicap Pharmacies, Inc.	112	Casey’s General Stores, Inc.

Barbara A. Lukavsky Director since 1987 Member, Nominating and Governance Committee 1940	President and CEO, Barbican Enterprises, Inc.	112	None

Daniel Pavelich Director since 2007 Member, Audit Committee 1944	Retired. Formerly, Chairman and CEO of BDO Seidman.	112	Catalytic Inc.; Vaagen Bros. Lumber, Inc.

20

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher Director, Vice Chairman and CEO Member, Executive Committee 1952	Director, Principal Management Corporation, since 1999. Director, Principal Funds Distributor, Inc. since 2007. Director, Princor since 1999. President Princor 1999-2005. Senior Vice President, Principal Life, since 2002. Prior thereto, Vice President.	112	None

William G. Papesh Director Member, Operations Committee 1943	Retired December 2007. Prior thereto, President and Director of Edge Asset Management, Inc. since 2007; President and CEO of WM Group of Funds 1987-2006.	112	None

Larry D. Zimpleman Director and Chairman of the Board Member, Executive Committee 1951	Chairman and Director, Principal Management Corporation and Princor since 2001. Chief Executive Officer Principal Life since 2008, President and Chief Operating Officer, Principal Life since 2006. President, Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006. Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.	112	None

*	Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**	Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.
The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett Treasurer 711 High Street, Des Moines, IA 50392 1952	Vice President and Treasurer, Principal Life.

Michael J. Beer Executive Vice President 711 High Street, Des Moines, IA 50392 1961	Executive Vice President and Chief Operating Officer, Principal Management Corporation. Executive Vice President, Principal Funds Distributor, Inc., since 2007. President, Princor, since 2005.

Randy L. Bergstrom Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1955	Counsel, Principal Life.

21

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Vice President, Product & Distribution Compliance, Principal Life. Senior Vice President, Principal Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967	Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Nora M. Everett President 711 High Street Des Moines, IA 50392 1959	President since 2008, Senior Vice President and Deputy General Counsel, Principal Financial Group, Inc. 2004-2008. Vice President and Counsel, Principal Financial Group, Inc. 2001-2004.

Cary Fuchs Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957	President, Principal Funds Distributor, since 2007; Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Steve Gallaher Assistant Counsel 711 High Street Des Moines, IA 50392 1955	Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Ernie H. Gillum Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955	Vice President and Chief Compliance Officer, Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Patrick A. Kirchner Assistant Counsel 711 High Street, Des Moines, IA 50392 1960	Counsel, Principal Life.

Carolyn F. Kolks Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1962	Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Sarah J. Pitts Assistant Counsel 711 High Street, Des Moines, IA 50392 1945	Counsel, Principal Life.

Layne A. Rasmussen Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958	Vice President and Controller – Mutual Funds, Principal Management Corporation.

22

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael D. Roughton Counsel 711 High Street, Des Moines, IA 50392 1951	Vice President and Senior Securities Counsel, Principal Financial Group, Inc. Senior Vice President and Counsel, Principal Management Corporation, Principal Funds Distributor, Inc., and Princor. Counsel, Principal Global.

Adam U. Shaikh Assistant Counsel 711 High Street, Des Moines, IA 50392 1972	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956	Director and Secretary, Principal Funds, since 2007. Prior thereto, Business Manager for Pella Corporation.
The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.
The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.
The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.
Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.
SOURCE OF DISTRIBUTIONS
To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

23

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (“PIF”) approved (1) two Sub-advisory agreements related to the Partners MidCap Growth Fund II series of PIF (“MidCap Growth II”), one with MacKay Shields, LLC (“MacKay Shields”), and the other, an amended Sub-advisory agreement with Jacobs Levy Equity Management, Inc. (“Jacobs Levy”); (2) two Sub-advisory agreements related to the International Value series of PIF (“International Value”), one with AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) and the other with Causeway Capital Management LLC (“Causeway”); (3) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) relating to International Value.
MacKay Shields and Jacobs Levy Sub-advisory Agreements
At its December 10, 2007 meeting, the Board considered whether to enter into Sub-advisory Agreements with MacKay Shields and Jacobs Levy, on behalf of MidCap Growth II.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of MidCap Growth III, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.
The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of June 30, 2007, each Sub-advisor had outperformed its category and benchmark index over the last one, three and five year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board reviewed the proposed subadvisory fees and the effect of the new agreements on the subadvisory fees the Manager pays. It noted that the proposed subadvisory fee schedule for MacKay Shields is lower than the subadvisory fee schedule of the existing sub-advisor to the Fund. The Board noted that although the proposed subadvisory fee schedule for Jacobs Levy is higher than the subadvisory fee schedule of the existing sub-advisor to the Fund, based upon the proposed allocation of the current assets between the two proposed Sub-advisors, the aggregate subadvisory fee paid would be lower. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that MacKay Shields represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients. The Board also noted the Jacobs Levy representation that it does not manage other clients with this mandate. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board considered that the Sub-advisory Agreements would have a modest positive impact on the Manager’s profitability, but concluded that anticipated profitability would continue to not be unreasonable. With respect to Sub-advisor profitability, in concluding that the Sub-advisors’ anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board considered MacKay Shields’ soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits. The Board also noted Jacobs Levy’s representation that it does not utilize soft dollars.
AXA Rosenberg and Causeway Sub-advisory Agreements
At its March 10, 2008 meeting, the Board considered whether to enter into Sub-advisory Agreements with AXA Rosenberg and Causeway relating to International Value.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.

24

The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark indices. The Board noted that as of December 31, 2007, each Sub-advisor had outperformed its Morningstar category and benchmark indices during most periods over the last one, three and five year periods where performance was available. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board considered the subadvisory fees proposed to be paid and noted the proposed breakpoint levels applicable to each Sub-advisor. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that the Sub-advisors each represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients for whom the Sub-advisors pursue an investment strategy similar to that of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board noted that the Manager compensates each Sub-advisor from its own management fee and that the proposed fees were competitive. In concluding that the Sub-advisors’ anticipated profitability would not be unreasonable, the Board determined that they need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels. The Board also noted that they would have the opportunity to reassess appropriate breakpoints in the future. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board noted AXA Rosenberg’s representation that it does not utilize soft dollars with respect to its international strategies. The Board considered Causeway’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each advisory agreement are fair and reasonable and that approval of each advisory agreement is in the best interests of the Fund.
Management Agreement
At its March 10, 2008 meeting, the Board considered whether to approve a Management Agreement with the Manager relating to International Value.
The Board considered the nature, quality, and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to AXA Rosenberg and Causeway and the program developed by the Manager for identifying, recommending, monitoring, and replacing sub-advisors. The Board concluded that this due diligence process has worked well for PIF’s other sub-advised funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for the other PIF Funds and that a similar level of compliance was expected to be attained for the Fund.
The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage sub-advisors to manage the portfolio. Based on their familiarity with the Manager’s performance in monitoring sub-advisors to other sub-advised funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to make changes in the sub-advisors at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance was expected to be satisfactory with respect to investment performance.

25

The Board considered the Fund’s proposed management fee. The Board received information comparing the Fund’s proposed management fee to the advisory fees of a peer group of international value funds with unaffiliated sub-advisors (“Peer Group”) based upon Morningstar data. In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison to the median fee and the highest fees of the Peer Group, the comparison to the fees charged to other international funds managed by the Manager, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability. The Board also considered the level of fees that would be retained by the Manager after payment of the currently anticipated subadvisory fees, which are subject to change based upon allocation of assets among the Sub-advisors or the substitution of other sub-advisors. Although the proposed management fee was at the high end of the range of the advisory fees of the Peer Group, the Board noted the past success of the Manager in developing international funds with superior performance records and the strong reputation and performance records of the Sub-advisors. Specifically, the Board noted that the Fund’s proposed management fee level was consistent with those of PIF’s other international funds for which the Manager has delegated management of the funds’ portfolios to unaffiliated sub-advisors and that these funds had achieved superior performance results. Considering all the factors they deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services to be provided by the Manager and other relevant factors.
The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. Based upon the forecasted profitability percentage the Manager provided, the Board concluded that the profitability to the Manager for the management of the Fund was not expected to be unreasonable, taking into account the reasonableness of the Fund’s proposed management fee, and given the expected level of services to be provided. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which the breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the levels and amount of breakpoints in the Sub-advisory Agreements. The Board also considered that, although the Fund is expected to have significant assets through transfers at start-up, as the Fund grows the Board would have the opportunity to reassess appropriate breakpoints in the future. The Board concluded that the proposed management fee for the Fund reflects appropriate level of sharing of economies of scale at the current anticipated levels.
The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management fees were reasonable in light of these fall-out benefits.
Based upon all the information considered and conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund.

26

Intentionally Left Blank

WE’LL GIVE YOU AN EDGE®
A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
       This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.
To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.
For more information about this fund, including its full name, please see the Principal Investors Fund, Inc. prospectus or visit www.principalfunds.com.
Principal Investors Fund, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®.
Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Investors Fund, Inc. are collectively referred to as Principal Funds.

FV 314-4 | 06/2008 | #5811062010 ©2008 Principal Financial Services, Inc.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence.

CLASS A, B, & C SHARES
Principal Strategic Asset Management Portfolios
and Principal LifeTime Funds
Semiannual Report
for Asset Allocation Investments
April 30, 2008

Letter from the President	1
Shareholder Expense Example	2
Financial Statements	5
Notes to Financial Statements	24
Schedules of Investments	31
Financial Highlights	53
Supplemental Information	64
Not FDIC Insured
May Lose Value • Not a Deposit • No Bank Guarantee
Not Insured by any Federal Government Agency

.
Nora Everett was named president of Principal Funds effective March 1, 2008. Nora was formerly senior vice president and deputy general counsel at The Principal, and has a background in investments, regulation, and acquisitions.
Dear Shareholder,
The six-month period ended April 30, 2008, was a difficult one for both the stock and credit markets. Buffeted by an extended period of market volatility and unprecedented disruptions in the credit markets, the S&P 500 declined 9.64% for the period, while the Lehman Brothers Aggregate Bond Index closed the period with a total return of 4.08%.1
These market conditions present challenges for managing financial assets and planning financial futures. And while it is natural to be concerned, we firmly believe in the benefits of long-term, diversified investing through all market cycles — both up and down.
While there is still a debate as to whether we are in a recession or a prolonged economic slowdown, it is clear we are in a significant bear market. The good news, however, is that the worst 12-month stock market declines have historically been followed by periods of even greater recovery. While there is no guarantee this will happen in the future, we recognize that market cycles are an inherent part of investing.
The Benefits of Diversification and Long-Term Investing
We believe a bear market highlights the need for diversification and maintaining a long-term investment perspective. Numerous studies have found that asset allocation — the mix of asset classes you select — is the most important factor in determining the variability of investment returns in your portfolio’s performance.2 Investing in multiple asset classes and investment styles is important from both return and risk management perspectives.
An effective, easy way to gain significant diversification is to invest in actively managed asset allocation funds like our target-date Principal LifeTime Funds and target-risk Strategic Asset Management (SAM) Portfolios. Our experience and expertise in asset allocation funds has helped make us the fifth largest manager of target-date and target-risk funds in the United States.3
While diversification is important, we believe investing should also be disciplined — investing for the long term and avoiding trying to time the market by moving in and out. One major study found that when investors succumbed to emotion, they often acted against their own best interests.4 In practice, this meant increasing losses by buying in rising markets and selling in falling markets.
While these are challenging times for investors, your financial professional can provide you with the advice and guidance you need to help you stay on track to meet your financial goals.
I became president of Principal Funds on March 1, 2008, and after 16 years at The Principal®, I am confident that we have the investment experience, expertise, and products to help you reach your financial goals now and in the years ahead.
On behalf of everyone at Principal Funds, I would like to thank you for your continued support.
Sincerely,
Nora Everett, President
Principal Funds

Note: Asset allocation/diversification does not guarantee a profit or protect against a loss.

1	The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.

2	G.P. Brinson, L.R. Hood, and G.L. Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, January/February 1995.

3	FRC, Mutual Fund Lifecycle Report, 1Q 2008, data as of March 31, 2008.

4	DALBAR, Quantitative Analysis of Investor Behavior, 2007.

1

Intentionally Left Blank

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008), unless otherwise noted.
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Actual Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Principal LifeTime 2010 Fund
Class A	$1,000.00	$924.09	$2.39	0.50%
Class C	1,000.00	920.39	5.97	1.25
Principal LifeTime 2020 Fund
Class A	1,000.00	914.09	2.38	0.50
Class B	1,000.00	910.99	5.94	1.25
Class C	1,000.00	910.11	5.94	1.25
Principal LifeTime 2030 Fund
Class A	1,000.00	906.30	2.37	0.50
Class B	1,000.00	902.76	5.91	1.25
Class C	1,000.00	903.76	5.92	1.25
Principal LifeTime 2040 Fund
Class A	1,000.00	899.81	2.36	0.50
Class B	1,000.00	896.06	5.89	1.25
Class C	1,000.00	896.54	5.89	1.25
Principal LifeTime 2050 Fund
Class A	1,000.00	896.67	2.36	0.50
Class B	1,000.00	892.99	5.88	1.25
Class C	1,000.00	893.46	5.88	1.25

2

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Actual Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Principal LifeTime Strategic Income Fund
Class A	$1,000.00	$948.92	$2.42	0.50%
Class B	1,000.00	944.40	6.04	1.25
Class C	1,000.00	945.40	6.05	1.25
SAM Balanced Portfolio
Class A	1,000.00	942.01	3.14	0.65
Class B	1,000.00	938.30	6.84	1.42
Class C	1,000.00	938.01	6.75	1.40
SAM Conservative Balanced Portfolio
Class A	1,000.00	970.68	3.28	0.67
Class B	1,000.00	966.87	7.14	1.46
Class C	1,000.00	966.89	6.94	1.42
SAM Conservative Growth Portfolio
Class A	1,000.00	915.84	3.14	0.66
Class B	1,000.00	912.67	6.80	1.43
Class C	1,000.00	912.73	6.71	1.41
SAM Flexible Income Portfolio
Class A	1,000.00	992.87	3.27	0.66
Class B	1,000.00	988.24	7.12	1.44
Class C	1,000.00	988.21	7.02	1.42
SAM Strategic Growth Portfolio
Class A	1,000.00	899.88	3.26	0.69
Class B	1,000.00	896.26	6.88	1.46
Class C	1,000.00	896.52	6.84	1.45

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

3

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Assumed 5% Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,022.38	$2.51	0.50%
Class C	1,000.00	1,018.65	6.27	1.25
Principal LifeTime 2020 Fund
Class A	1,000.00	1,022.38	2.51	0.50
Class B	1,000.00	1,018.65	6.27	1.25
Class C	1,000.00	1,018.65	6.27	1.25
Principal LifeTime 2030 Fund
Class A	1,000.00	1,022.38	2.51	0.50
Class B	1,000.00	1,018.65	6.27	1.25
Class C	1,000.00	1,018.65	6.27	1.25
Principal LifeTime 2040 Fund
Class A	1,000.00	1,022.38	2.51	0.50
Class B	1,000.00	1,018.65	6.27	1.25
Class C	1,000.00	1,018.65	6.27	1.25
Principal LifeTime 2050 Fund
Class A	1,000.00	1,022.38	2.51	0.50
Class B	1,000.00	1,018.65	6.27	1.25
Class C	1,000.00	1,018.65	6.27	1.25
Principal LifeTime Strategic Income Fund
Class A	1,000.00	1,022.38	2.51	0.50
Class B	1,000.00	1,018.65	6.27	1.25
Class C	1,000.00	1,018.65	6.27	1.25
SAM Balanced Portfolio
Class A	1,000.00	1,021.63	3.27	0.65
Class B	1,000.00	1,017.80	7.12	1.42
Class C	1,000.00	1,017.90	7.02	1.40
SAM Conservative Balanced Portfolio
Class A	1,000.00	1,021.53	3.37	0.67
Class B	1,000.00	1,017.60	7.32	1.46
Class C	1,000.00	1,017.80	7.12	1.42
SAM Conservative Growth Portfolio
Class A	1,000.00	1,021.58	3.32	0.66
Class B	1,000.00	1,017.75	7.17	1.43
Class C	1,000.00	1,017.85	7.07	1.41
SAM Flexible Income Portfolio
Class A	1,000.00	1,021.58	3.32	0.66
Class B	1,000.00	1,017.70	7.22	1.44
Class C	1,000.00	1,017.80	7.12	1.42
SAM Strategic Growth Portfolio
Class A	1,000.00	1,021.43	3.47	0.69
Class B	1,000.00	1,017.60	7.32	1.46
Class C	1,000.00	1,017.65	7.27	1.45

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund		2020 Fund		2030 Fund
Investment in affiliated securities—at cost	$1,958,598		$4,096,179		$3,524,917

Assets
Investment in affiliated securities—at value	$1,869,782		$3,952,746		$3,429,184
Receivables:
Capital Shares sold	7,764		19,503		9,504
Dividends and interest	3,615		4,801		2,662
Expense reimbursement from Manager	3		6		10
Expense reimbursement from Underwriter	11		23		19
Prepaid directors’ expenses	1		1		1

Total Assets	1,881,176		3,977,080		3,441,380
Liabilities
Accrued management and investment advisory fees	186		382		333
Accrued administrative service fees	46		95		82
Accrued distribution fees	156		327		274
Accrued service fees	56		114		99
Accrued transfer agent fees	25		56		76
Accrued other expenses	47		73		66
Payables:
Capital Shares reacquired	1,104		521		1,363

Total Liabilities	1,620		1,568		2,293

Net Assets Applicable to Outstanding Shares	$1,879,556		$3,975,512		$3,439,087

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,877,517		$3,924,779		$3,365,293
Accumulated undistributed (overdistributed) net investment income (operating loss)	14,270		16,331		8,010
Accumulated undistributed (overdistributed) net realized gain (loss)	76,585		177,835		161,517
Net unrealized appreciation (depreciation) of investments	(88,816)		(143,433)		(95,733)

Total Net Assets	$1,879,556		$3,975,512		$3,439,087

Capital Stock (par value: $.01 a share):
Shares authorized	585,000		660,000		735,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$94,443		$191,886		$174,236
Shares Issued and Outstanding	7,637		14,693		13,286
Net Asset Value per share	$12.37		$13.06		$13.11

Advisors Select: Net Assets	$53,123		$110,470		$97,595
Shares Issued and Outstanding	4,306		8,485		7,472
Net Asset Value per share	$12.34		$13.02		$13.06

Advisors Signature: Net Assets	$16,517		$39,537		$33,175
Shares Issued and Outstanding	1,332		3,021		2,534
Net Asset Value per share	$12.40		$13.09		$13.09

Class A: Net Assets	$38,688		$67,676		$44,190
Shares Issued and Outstanding	3,093		5,126		3,349
Net Asset Value per share	$12.51		$13.20		$13.20
Maximum Offering Price	$13.24	(a)	$13.97	(a)	$13.97	(a)

Class B: Net Assets	N/A		$10,901		$9,101
Shares Issued and Outstanding			825		688
Net Asset Value per share			$13.22	(b)	$13.23	(b)

Class C: Net Assets	$6,083		$8,480		$8,041
Shares Issued and Outstanding	487		644		610
Net Asset Value per share	$12.48	(b)	$13.16	(b)	$13.19	(b)

Class J: Net Assets	$276,847		$580,526		$477,458
Shares Issued and Outstanding	22,312		44,352		36,385
Net Asset Value per share	$12.41	(b)	$13.09	(b)	$13.12	(b)

Institutional: Net Assets	$1,153,589		$2,481,910		$2,187,947
Shares Issued and Outstanding	92,589		188,937		166,459
Net Asset Value per share	$12.46		$13.14		$13.14

Preferred: Net Assets	$178,392		$343,567		$271,385
Shares Issued and Outstanding	14,376		26,238		20,653
Net Asset Value per share	$12.41		$13.09		$13.14

Select: Net Assets	$61,874		$140,559		$135,959
Shares Issued and Outstanding	4,994		10,752		10,149
Net Asset Value per share	$12.39		$13.07		$13.40

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

5

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

					Principal LifeTime
	Principal LifeTime		Principal LifeTime		Strategic Income
Amounts in thousands, except per share amounts	2040 Fund		2050 Fund		Fund

Investment in affiliated securities—at cost	$1,817,291		$744,109		$637,604

Assets
Investment in affiliated securities—at value	$1,760,959		$722,660		$600,962
Receivables:
Capital Shares sold	5,035		1,570		822
Dividends and interest	802		216		2,171
Expense reimbursement from Manager	11		10		4
Expense reimbursement from Underwriter	8		2		4
Prepaid directors’ expenses	1		1		1

Total Assets	1,766,816		724,459		603,964
Liabilities
Accrued management and investment advisory fees	172		71		60
Accrued administrative service fees	38		14		16
Accrued distribution fees	125		36		57
Accrued service fees	46		16		18
Accrued transfer agent fees	50		25		13
Accrued other expenses	49		23		29
Payables:
Capital Shares reacquired	330		78		324

Total Liabilities	810		263		517

Net Assets Applicable to Outstanding Shares	$1,766,006		$724,196		$603,447

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,736,648		$709,058		$618,535
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,913		417		9,508
Accumulated undistributed (overdistributed) net realized gain (loss)	83,777		36,170		12,046
Net unrealized appreciation (depreciation) of investments	(56,332)		(21,449)		(36,642)

Total Net Assets	$1,766,006		$724,196		$603,447

Capital Stock (par value: $.01 a share):
Shares authorized	475,000		500,000		500,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$83,606		$27,528		$28,429
Shares Issued and Outstanding	6,250		2,126		2,476
Net Asset Value per share	$13.38		$12.95		$11.48

Advisors Select: Net Assets	$45,773		$19,112		$23,468
Shares Issued and Outstanding	3,424		1,478		2,042
Net Asset Value per share	$13.37		$12.93		$11.49

Advisors Signature: Net Assets	$18,301		$6,741		$12,508
Shares Issued and Outstanding	1,366		520		1,085
Net Asset Value per share	$13.40		$12.96		$11.53

Class A: Net Assets	$27,520		$15,569		$24,848
Shares Issued and Outstanding	2,062		1,191		2,137
Net Asset Value per share	$13.35		$13.08		$11.63
Maximum Offering Price	$14.13	(a)	$13.84	(a)	$12.18	(b)

Class B: Net Assets	$6,690		$2,104		$783
Shares Issued and Outstanding	504		162		68
Net Asset Value per share	$13.26	(c)	$12.99	(c)	$11.54	(c)

Class C: Net Assets	$3,748		$2,052		$3,366
Shares Issued and Outstanding	281		157		290
Net Asset Value per share	$13.33	(c)	$13.06	(c)	$11.60	(c)

Class J: Net Assets	$204,377		$43,845		$86,744
Shares Issued and Outstanding	15,249		3,424		7,539
Net Asset Value per share	$13.40	(c)	$12.80	(c)	$11.51	(c)

Institutional: Net Assets	$1,194,872		$544,498		$364,775
Shares Issued and Outstanding	88,734		41,836		31,530
Net Asset Value per share	$13.47		$13.01		$11.57

Preferred: Net Assets	$123,331		$40,008		$40,481
Shares Issued and Outstanding	9,179		3,079		3,502
Net Asset Value per share	$13.44		$13.00		$11.56

Select: Net Assets	$57,788		$22,739		$18,045
Shares Issued and Outstanding	4,317		1,752		1,568
Net Asset Value per share	$13.39		$12.98		$11.51

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

6

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts	Portfolio		Balanced Portfolio		Growth Portfolio

Investment in affiliated securities—at cost	$4,066,706		$631,519		$3,203,154

Assets
Investment in affiliated securities—at value	$4,468,205		$669,839		$3,602,430
Receivables:
Capital Shares sold	4,997		11,583		2,457
Dividends and interest	8,067		1,810		3,032
Expense reimbursement from Manager	—		1		2
Expense reimbursement from Underwriter	1		—		1
Prepaid directors’ expenses	1		1		1

Total Assets	4,481,271		683,234		3,607,923
Liabilities
Accrued management and investment advisory fees	1,152		173		927
Accrued administrative service fees	1		—		—
Accrued distribution fees	2,163		340		1,814
Accrued service fees	1		—		1
Accrued transfer agent fees	613		71		558
Accrued other expenses	375		84		330
Payables:
Capital Shares reacquired	8,404		993		5,584

Total Liabilities	12,709		1,661		9,214

Net Assets Applicable to Outstanding Shares	$4,468,562		$681,573		$3,598,709

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,812,351		$619,699		$2,934,268
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,116		1,560		7,113
Accumulated undistributed (overdistributed) net realized gain (loss)	249,596		21,994		258,052
Net unrealized appreciation (depreciation) of investments	401,499		38,320		399,276

Total Net Assets	$4,468,562		$681,573		$3,598,709

Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000		855,000		1,255,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$3,126		$852		$1,196
Shares Issued and Outstanding	224		79		76
Net Asset Value per share	$13.98		$10.82		$15.75

Advisors Select: Net Assets	$70		$660		$954
Shares Issued and Outstanding	5		61		61
Net Asset Value per share	$13.98		$10.82		$15.73

Advisors Signature: Net Assets	$166		$116		$515
Shares Issued and Outstanding	12		11		33
Net Asset Value per share	$13.98		$10.82		$15.73

Class A: Net Assets	$2,368,350		$314,832		$1,784,144
Shares Issued and Outstanding	167,668		28,917		111,646
Net Asset Value per share	$14.13		$10.89		$15.98
Maximum Offering Price	$14.95	(a)	$11.52	(a)	$16.91	(a)

Class B: Net Assets	$1,161,778		$147,644		$889,434
Shares Issued and Outstanding	82,477		13,588		57,694
Net Asset Value per share	$14.09	(b)	$10.87	(b)	$15.42	(b)

Class C: Net Assets	$886,449		$185,161		$878,774
Shares Issued and Outstanding	63,296		17,117		57,485
Net Asset Value per share	$14.00	(b)	$10.82	(b)	$15.29	(b)

Class J: Net Assets	$27,536		$13,147		$25,073
Shares Issued and Outstanding	1,987		1,216		1,593
Net Asset Value per share	$13.86	(b)	$10.81	(b)	$15.74	(b)

Institutional: Net Assets	$19,113		$17,470		$15,640
Shares Issued and Outstanding	1,366		1,614		991
Net Asset Value per share	$13.99		$10.82		$15.78

Preferred: Net Assets	$285		$98		$64
Shares Issued and Outstanding	20		9		4
Net Asset Value per share	$13.99		$10.82		$15.77

Select: Net Assets	$1,689		$1,593		$2,915
Shares Issued and Outstanding	121		147		185
Net Asset Value per share	$13.99		$10.82		$15.76

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

7

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SAM Flexible		SAM Strategic
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio

Investment in affiliated securities—at cost	$799,592		$2,030,853

Assets
Investment in affiliated securities—at value	$836,877		$2,253,564
Receivables:
Capital Shares sold	4,134		2,103
Dividends and interest	2,739		645
Expense reimbursement from Manager	2		5
Expense reimbursement from Underwriter	—		1
Prepaid directors’ expenses	1		1

Total Assets	843,753		2,256,319
Liabilities
Accrued management and investment advisory fees	217		578
Accrued distribution fees	420		1,137
Accrued service fees	—		1
Accrued transfer agent fees	133		456
Accrued other expenses	81		250
Payables:
Capital Shares reacquired	2,843		4,722

Total Liabilities	3,694		7,144

Net Assets Applicable to Outstanding Shares	$840,059		$2,249,175

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$785,601		$1,851,796
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,035		1,866
Accumulated undistributed (overdistributed) net realized gain (loss)	15,138		172,802
Net unrealized appreciation (depreciation) of investments	37,285		222,711

Total Net Assets	$840,059		$2,249,175

Capital Stock (par value: $.01 a share):
Shares authorized	955,000		1,055,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$379		$1,152
Shares Issued and Outstanding	34		66
Net Asset Value per share	$11.26		$17.37

Advisors Select: Net Assets	$112		$356
Shares Issued and Outstanding	10		21
Net Asset Value per share	$11.26		$17.35

Advisors Signature: Net Assets	$85		$619
Shares Issued and Outstanding	8		36
Net Asset Value per share	$11.26		$17.35

Class A: Net Assets	$429,738		$1,099,505
Shares Issued and Outstanding	38,069		62,327
Net Asset Value per share	$11.29		$17.64
Maximum Offering Price	$11.82	(a)	$18.67	(b)

Class B: Net Assets	$243,844		$575,463
Shares Issued and Outstanding	21,635		34,495
Net Asset Value per share	$11.27	(c)	$16.68	(c)

Class C: Net Assets	$158,106		$535,310
Shares Issued and Outstanding	14,105		32,018
Net Asset Value per share	$11.21	(c)	$16.72	(c)

Class J: Net Assets	$2,783		$27,685
Shares Issued and Outstanding	248		1,594
Net Asset Value per share	$11.24	(c)	$17.37	(c)

Institutional: Net Assets	$4,596		$7,674
Shares Issued and Outstanding	408		441
Net Asset Value per share	$11.26		$17.40

Preferred: Net Assets	$108		$51
Shares Issued and Outstanding	10		3
Net Asset Value per share	$11.26		$17.39

Select: Net Assets	$308		$1,360
Shares Issued and Outstanding	27		78
Net Asset Value per share	$11.26		$17.37

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

8

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2020 Fund	2030 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$54,535	$106,351	$91,551

Total Income	54,535	106,351	91,551
Expenses:
Management and investment advisory fees	1,096	2,197	1,904
Distribution fees — Advisors Preferred	109	220	199
Distribution fees — Advisors Select	78	155	139
Distribution fees — Advisors Signature	26	62	50
Distribution fees — Class A	44	72	50
Distribution fees — Class B	N/A	52	44
Distribution fees — Class C	29	38	38
Distribution fees — Class J	634	1,293	1,057
Distribution fees — Select	29	62	60
Administrative service fees — Advisors Preferred	65	132	120
Administrative service fees — Advisors Select	52	103	93
Administrative service fees — Advisors Signature	20	49	40
Administrative service fees — Preferred	90	172	135
Administrative service fees — Select	38	81	78
Registration fees — Class A	10	12	9
Registration fees — Class B	N/A	9	8
Registration fees — Class C	12	12	12
Registration fees — Class J	31	29	24
Service fees — Advisors Preferred	74	149	135
Service fees — Advisors Select	65	129	116
Service fees — Advisors Signature	18	44	36
Service fees — Preferred	123	235	184
Service fees — Select	43	93	90
Shareholder reports — Class A	1	2	2
Shareholder reports — Class C	—	—	1
Shareholder reports — Class J	3	9	11
Transfer agent fees — Class A	17	35	44
Transfer agent fees — Class B	N/A	11	11
Transfer agent fees — Class C	5	8	8
Transfer agent fees — Class J	50	115	151
Auditing and legal fees	3	3	4
Directors’ expenses	10	21	18
Other expenses	8	15	13

Total Gross Expenses	2,783	5,619	4,884
Less: Reimbursement from Manager — Class A	6	12	31
Less: Reimbursement from Manager — Class B	N/A	14	15
Less: Reimbursement from Manager — Class C	13	15	16
Less: Reimbursement from Underwriter — Class J	68	138	113

Total Net Expenses	2,696	5,440	4,709

Net Investment Income (Operating Loss)	51,839	100,911	86,842

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(120)	(87)	(75)
Other investment companies — affiliated	76,886	178,148	161,815
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(267,738)	(590,922)	(541,100)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(190,972)	(412,861)	(379,360)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(139,133)	$(311,950)	$(292,518)

See accompanying notes.

9

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

			Principal LifeTime
	Principal LifeTime	Principal LifeTime	Strategic Income
Amounts in thousands	2040 Fund	2050 Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$46,202	$19,397	$18,929

Total Income	46,202	19,397	18,929
Expenses:
Management and investment advisory fees	958	397	359
Distribution fees — Advisors Preferred	94	31	36
Distribution fees — Advisors Select	64	27	38
Distribution fees — Advisors Signature	27	10	17
Distribution fees — Class A	31	18	24
Distribution fees — Class B	30	10	4
Distribution fees — Class C	17	8	15
Distribution fees — Class J	440	95	211
Distribution fees — Select	24	9	7
Administrative service fees — Advisors Preferred	56	19	21
Administrative service fees — Advisors Select	42	18	26
Administrative service fees — Advisors Signature	22	7	14
Administrative service fees — Preferred	61	20	22
Administrative service fees — Select	32	12	9
Registration fees — Class A	9	8	8
Registration fees — Class B	8	8	9
Registration fees — Class C	12	12	12
Registration fees — Class J	17	10	15
Service fees — Advisors Preferred	64	21	24
Service fees — Advisors Select	53	22	32
Service fees — Advisors Signature	19	7	12
Service fees — Preferred	83	28	30
Service fees — Select	37	14	11
Shareholder reports — Class A	2	2	—
Shareholder reports — Class J	7	2	2
Transfer agent fees — Class A	40	29	7
Transfer agent fees — Class B	10	6	4
Transfer agent fees — Class C	7	6	4
Transfer agent fees — Class J	101	34	23
Auditing and legal fees	3	3	3
Directors’ expenses	9	4	3
Other expenses	6	3	3

Total Gross Expenses	2,385	900	1,005
Less: Reimbursement from Manager — Class A	34	30	3
Less: Reimbursement from Manager — Class B	15	13	12
Less: Reimbursement from Manager — Class C	17	17	15
Less: Reimbursement from Manager — Class J	—	1	—
Less: Reimbursement from Underwriter — Class J	47	10	23

Total Net Expenses	2,272	829	952

Net Investment Income (Operating Loss)	43,930	18,568	17,977

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(28)	(38)	(348)
Other investment companies — affiliated	83,936	36,321	12,628
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(280,572)	(121,394)	(61,124)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(196,664)	(85,111)	(48,844)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,734)	$(66,543)	$(30,867)

See accompanying notes.

10

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$121,015	$17,304	$98,153

Total Income	121,015	17,304	98,153
Expenses:
Management and investment advisory fees	7,112	1,012	5,748
Distribution fees — Advisors Preferred	3	1	1
Distribution fees — Advisors Select	—	—	1
Distribution fees — Class A	2,977	382	2,242
Distribution fees — Class B	6,098	746	4,713
Distribution fees — Class C	4,453	887	4,457
Distribution fees — Class J	26	11	29
Distribution fees — Select	1	1	1
Administrative service fees — Advisors Preferred	2	1	1
Administrative service fees — Select	1	1	2
Registration fees — Class A	121	27	96
Registration fees — Class B	51	17	53
Registration fees — Class C	34	16	32
Registration fees — Class J	11	11	12
Service fees — Advisors Preferred	2	1	1
Service fees — Advisors Select	—	—	1
Service fees — Select	1	1	2
Shareholder reports — Class A	70	16	46
Shareholder reports — Class B	44	12	35
Shareholder reports — Class C	19	8	25
Transfer agent fees — Class A	741	106	668
Transfer agent fees — Class B	494	69	437
Transfer agent fees — Class C	277	60	351
Transfer agent fees — Class J	14	9	18
Auditing and legal fees	7	7	7
Directors’ expenses	60	8	49
Other expenses	51	11	41

Total Gross Expenses	22,670	3,421	19,069
Less: Reimbursement from Manager — Class J	13	15	15
Less: Reimbursement from Underwriter — Class J	3	1	3

Total Net Expenses	22,654	3,405	19,051

Net Investment Income (Operating Loss)	98,361	13,899	79,102

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	87,890	7,689	45,977
Other investment companies — affiliated	203,710	19,733	234,276
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(687,415)	(61,522)	(712,751)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(395,815)	(34,100)	(432,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(297,454)	$(20,201)	$(353,396)

See accompanying notes.

11

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	SAM Flexible	SAM Strategic
Amounts in thousands	Income Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$21,558	$62,051

Total Income	21,558	62,051
Expenses:
Management and investment advisory fees	1,267	3,578
Distribution fees — Advisors Preferred	1	1
Distribution fees — Advisors Signature	—	1
Distribution fees — Class A	503	1,369
Distribution fees — Class B	1,247	3,087
Distribution fees — Class C	751	2,703
Distribution fees — Class J	3	32
Distribution fees — Select	—	1
Administrative service fees — Advisors Preferred	1	1
Administrative service fees — Select	—	1
Registration fees — Class A	30	64
Registration fees — Class B	26	41
Registration fees — Class C	17	27
Registration fees — Class J	11	11
Service fees — Advisors Preferred	1	1
Service fees — Select	—	1
Shareholder reports — Class A	13	41
Shareholder reports — Class B	11	31
Shareholder reports — Class C	4	22
Shareholder reports — Class J	—	1
Transfer agent fees — Class A	132	565
Transfer agent fees — Class B	103	365
Transfer agent fees — Class C	52	281
Transfer agent fees — Class J	8	26
Auditing and legal fees	7	7
Directors’ expenses	10	31
Other expenses	9	26

Total Gross Expenses	4,207	12,315
Less: Reimbursement from Manager — Class J	18	23
Less: Reimbursement from Underwriter — Class J	—	4

Total Net Expenses	4,189	12,288

Net Investment Income (Operating Loss)	17,369	49,763

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	8,384	33,400
Other investment companies — affiliated	16,362	164,178
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(49,030)	(510,796)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(24,284)	(313,218)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,915)	$(263,455)

See accompanying notes.

12

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2010 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$51,839	$42,330
Net realized gain (loss) from investment transactions and foreign currency transactions	76,766	30,078
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(267,738)	76,638

Net Increase (Decrease) in Net Assets Resulting from Operations	(139,133)	149,046

Dividends and Distributions to Shareholders
From net investment income	(63,007)	(34,147)
From net realized gain on investments	(30,198)	(6,044)

Total Dividends and Distributions	(93,205)	(40,191)

Capital Share Transactions
Net increase (decrease) in capital share transactions	303,068	620,817
Redemption fees — Class J	2	2

Total increase (decrease) in net assets	70,732	729,674

Net Assets
Beginning of period	1,808,824	1,079,150

End of period (including undistributed net investment income as set forth below)	$1,879,556	$1,808,824

Undistributed (overdistributed) net investment income (operating loss)	$14,270	$25,438

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$22,179	$7,558	$4,452	$13,620	$1,748	$49,338	$163,977	$53,396	$18,693
Reinvested	4,215	2,456	649	1,597	237	13,667	59,216	8,262	2,867
Redeemed	(8,535)	(3,947)	(1,312)	(5,773)	(697)	(36,545)	(41,621)	(15,052)	(11,577)

Net Increase (Decrease)	$17,859	$6,067	$3,789	$9,444	$1,288	$26,460	$181,572	$46,606	$9,983

Shares:
Sold	1,764	602	357	1,099	137	3,920	12,814	4,167	1,500
Reinvested	324	189	50	121	18	1,046	4,525	633	220
Redeemed	(679)	(318)	(105)	(465)	(56)	(2,939)	(3,327)	(1,200)	(926)

Net Increase (Decrease)	1,409	473	302	755	99	2,027	14,012	3,600	794

Year Ended October 31, 2007
Dollars:
Sold	$57,134	$21,624	$9,983	$17,247	$5,619	$106,022	$376,536	$83,120	$41,949
Reinvested	1,654	1,162	216	600	—	6,325	26,202	3,051	977
Redeemed	(26,748)	(8,907)	(2,673)	(4,058)	(371)	(35,349)	(22,171)	(24,447)	(13,880)

Net Increase (Decrease)	$32,040	$13,879	$7,526	$13,789	$5,248	$76,998	$380,567	$61,724	$29,046

Shares:
Sold	4,232	1,616	741	1,277	416	7,877	27,839	6,175	3,130
Reinvested	127	89	16	45	—	482	1,992	233	74
Redeemed	(1,975)	(672)	(201)	(299)	(28)	(2,625)	(1,631)	(1,812)	(1,036)

Net Increase (Decrease)	2,384	1,033	556	1,023	388	5,734	28,200	4,596	2,168

Distributions:
Period Ended April 30, 2008
From net investment income	$(2,747)	$(1,567)	$(407)	$(1,064)	$(150)	$(8,936)	$(40,726)	$(5,514)	$(1,896)
From net realized gain on investments	(1,468)	(889)	(242)	(550)	(93)	(4,747)	(18,490)	(2,748)	(971)

Total Dividends and Distributions	$(4,215)	$(2,456)	$(649)	$(1,614)	$(243)	$(13,683)	$(59,216)	$(8,262)	$(2,867)

Year Ended October 31, 2007
From net investment income	$(1,369)	$(954)	$(181)	$(504)	$—	$(5,252)	$(22,463)	$(2,602)	$(822)
From net realized gain on investments	(285)	(208)	(35)	(98)	—	(1,075)	(3,739)	(449)	(155)

Total Dividends and Distributions	$(1,654)	$(1,162)	$(216)	$(602)	$—	$(6,327)	$(26,202)	$(3,051)	$(977)

See accompanying notes.

13

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2020 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$100,911	$68,255
Net realized gain (loss) from investment transactions and foreign currency transactions	178,061	71,838
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(590,922)	227,663

Net Increase (Decrease) in Net Assets Resulting from Operations	(311,950)	367,756

Dividends and Distributions to Shareholders
From net investment income	(112,290)	(59,997)
From net realized gain on investments	(72,000)	(13,155)

Total Dividends and Distributions	(184,290)	(73,152)

Capital Share Transactions
Net increase (decrease) in capital share transactions	815,693	1,369,868
Redemption fees — Class A	2	1
Redemption fees — Class J	5	4

Total increase (decrease) in net assets	319,460	1,664,477

Net Assets
Beginning of period	3,656,052	1,991,575

End of period (including undistributed net investment income as set forth below)	$3,975,512	$3,656,052

Undistributed (overdistributed) net investment income (operating loss)	$16,331	$27,710

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$44,967	$15,462	$8,123	$24,588	$1,704	$2,882	$100,580	$439,498	$85,654	$37,602
Reinvested	8,348	4,681	1,537	2,545	427	285	27,089	117,975	15,397	5,928
Redeemed	(12,714)	(3,446)	(1,054)	(5,495)	(849)	(801)	(49,514)	(32,907)	(14,794)	(8,005)

Net Increase (Decrease)	$40,601	$16,697	$8,606	$21,638	$1,282	$2,366	$78,155	$524,566	$86,257	$35,525

Shares:
Sold	3,389	1,188	622	1,876	128	218	7,605	33,012	6,376	2,852
Reinvested	603	339	111	182	31	20	1,954	8,495	1,111	428
Redeemed	(980)	(258)	(81)	(423)	(64)	(61)	(3,789)	(2,488)	(1,143)	(597)

Net Increase (Decrease)	3,012	1,269	652	1,635	95	177	5,770	39,019	6,344	2,683

Year Ended October 31, 2007
Dollars:
Sold	$85,545	$35,124	$21,007	$28,998	$5,689	$6,894	$219,804	$805,720	$168,406	$69,751
Reinvested	3,009	2,194	469	842	149	—	11,650	48,056	4,862	1,914
Redeemed	(20,413)	(10,347)	(2,962)	(4,753)	(1,371)	(219)	(55,899)	(14,938)	(26,547)	(12,766)

Net Increase (Decrease)	$68,141	$26,971	$18,514	$25,087	$4,467	$6,675	$175,555	$838,838	$146,721	$58,899

Shares:
Sold	6,035	2,503	1,487	2,038	401	482	15,548	56,917	11,932	4,950
Reinvested	220	161	34	61	11	—	852	3,509	356	140
Redeemed	(1,438)	(750)	(210)	(333)	(96)	(15)	(3,948)	(1,073)	(1,876)	(922)

Net Increase (Decrease)	4,817	1,914	1,311	1,766	316	467	12,452	59,353	10,412	4,168

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,837)	$(2,620)	$(841)	$(1,549)	$(225)	$(151)	$(15,734)	$(73,532)	$(9,281)	$(3,520)
From net realized gain on investments	(3,511)	(2,061)	(696)	(1,039)	(211)	(144)	(11,371)	(44,443)	(6,116)	(2,408)

Total Dividends and Distributions	$(8,348)	$(4,681)	$(1,537)	$(2,588)	$(436)	$(295)	$(27,105)	$(117,975)	$(15,397)	$(5,928)

Year Ended October 31, 2007
From net investment income	$(2,398)	$(1,712)	$(369)	$(684)	$(110)	$—	$(9,282)	$(39,882)	$(4,007)	$(1,553)
From net realized gain on investments	(611)	(483)	(100)	(161)	(39)	—	(2,371)	(8,174)	(855)	(361)

Total Dividends and Distributions	$(3,009)	$(2,195)	$(469)	$(845)	$(149)	$—	$(11,653)	$(48,056)	$(4,862)	$(1,914)

See accompanying notes.

14

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2030 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$86,842	$48,968
Net realized gain (loss) from investment transactions and foreign currency transactions	161,740	66,707
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(541,100)	236,343

Net Increase (Decrease) in Net Assets Resulting from Operations	(292,518)	352,018
Dividends and Distributions to Shareholders
From net investment income	(92,166)	(45,795)
From net realized gain on investments	(66,899)	(12,543)

Total Dividends and Distributions	(159,065)	(58,338)
Capital Share Transactions
Net increase (decrease) in capital share transactions	766,836	1,180,400
Redemption fees — Class J	3	1

Total increase (decrease) in net assets	315,256	1,474,081
Net Assets
Beginning of period	3,123,831	1,649,750

End of period (including undistributed net investment income as set forth below)	$3,439,087	$3,123,831

Undistributed (overdistributed) net investment income (operating loss)	$8,010	$13,334

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$38,579	$12,532	$7,932	$10,885	$1,751	$1,763	$89,493	$435,853	$68,398	$35,367
Reinvested	7,619	4,344	1,282	1,910	376	309	22,337	102,812	12,304	5,732
Redeemed	(10,440)	(3,856)	(899)	(2,773)	(793)	(597)	(39,950)	(21,224)	(8,319)	(5,891)

Net Increase (Decrease)	$35,758	$13,020	$8,315	$10,022	$1,334	$1,475	$71,880	$517,441	$72,383	$35,208

Shares:
Sold	2,908	954	607	821	129	130	6,745	32,796	5,065	2,615
Reinvested	545	312	92	136	26	22	1,596	7,350	878	401
Redeemed	(793)	(290)	(68)	(213)	(60)	(45)	(3,058)	(1,606)	(652)	(429)

Net Increase (Decrease)	2,660	976	631	744	95	107	5,283	38,540	5,291	2,587

Year Ended October 31, 2007
Dollars:
Sold	$82,347	$32,570	$15,885	$21,246	$4,859	$7,463	$172,063	$719,343	$122,529	$55,649
Reinvested	2,564	1,784	340	603	102	—	8,995	38,118	3,890	1,931
Redeemed	(16,713)	(5,667)	(1,364)	(3,142)	(901)	(274)	(46,903)	(4,507)	(22,943)	(9,467)

Net Increase (Decrease)	$68,198	$28,687	$14,861	$18,707	$4,060	$7,189	$134,155	$752,954	$103,476	$48,113

Shares:
Sold	5,766	2,324	1,126	1,498	342	522	12,143	50,733	8,679	3,859
Reinvested	188	131	25	44	7	—	659	2,792	285	139
Redeemed	(1,166)	(410)	(98)	(221)	(63)	(19)	(3,306)	(317)	(1,599)	(673)

Net Increase (Decrease)	4,788	2,045	1,053	1,321	286	503	9,496	53,208	7,365	3,325

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,176)	$(2,285)	$(659)	$(1,088)	$(185)	$(156)	$(12,244)	$(61,143)	$(7,015)	$(3,215)
From net realized gain on investments	(3,443)	(2,059)	(623)	(844)	(196)	(166)	(10,093)	(41,669)	(5,289)	(2,517)

Total Dividends and Distributions	$(7,619)	$(4,344)	$(1,282)	$(1,932)	$(381)	$(322)	$(22,337)	$(102,812)	$(12,304)	$(5,732)

Year Ended October 31, 2007
From net investment income	$(1,949)	$(1,317)	$(248)	$(469)	$(70)	$—	$(6,777)	$(30,412)	$(3,064)	$(1,489)
From net realized gain on investments	(615)	(467)	(92)	(142)	(33)	—	(2,220)	(7,706)	(826)	(442)

Total Dividends and Distributions	$(2,564)	$(1,784)	$(340)	$(611)	$(103)	$—	$(8,997)	$(38,118)	$(3,890)	$(1,931)

See accompanying notes.

15

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2040 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$43,930	$20,462
Net realized gain (loss) from investment transactions and foreign currency transactions	83,908	32,072
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(280,572)	133,266

Net Increase (Decrease) in Net Assets Resulting from Operations	(152,734)	185,800

Dividends and Distributions to Shareholders
From net investment income	(45,241)	(20,326)
From net realized gain on investments	(32,146)	(5,628)

Total Dividends and Distributions	(77,387)	(25,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions	438,553	641,626
Redemption fees — Class A	1	—
Redemption fees — Class J	1	1

Total increase (decrease) in net assets	208,434	801,473

Net Assets
Beginning of period	1,557,572	756,099

End of period (including undistributed net investment income as set forth below)	$1,766,006	$1,557,572

Undistributed (overdistributed) net investment income (operating loss)	$1,913	$3,224

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$19,514	$7,479	$5,058	$7,547	$1,554	$1,347	$45,768	$267,316	$31,442	$18,071
Reinvested	3,477	1,904	648	1,174	245	137	8,870	53,263	5,435	2,221
Redeemed	(3,921)	(1,699)	(318)	(1,990)	(401)	(424)	(16,488)	(11,065)	(5,036)	(2,575)

Net Increase (Decrease)	$19,070	$7,684	$5,388	$6,731	$1,398	$1,060	$38,150	$309,514	$31,841	$17,717

Shares:
Sold	1,447	561	378	561	117	99	3,393	19,798	2,292	1,350
Reinvested	243	133	45	82	17	10	619	3,705	378	155
Redeemed	(296)	(126)	(23)	(150)	(30)	(32)	(1,235)	(834)	(381)	(185)

Net Increase (Decrease)	1,394	568	400	493	104	77	2,777	22,669	2,289	1,320

Year Ended October 31, 2007
Dollars:
Sold	$39,804	$15,912	$8,797	$14,035	$2,905	$3,038	$83,153	$411,471	$60,382	$31,205
Reinvested	1,115	719	155	340	70	—	3,240	18,165	1,629	516
Redeemed	(9,283)	(2,893)	(601)	(1,740)	(524)	(98)	(22,409)	(1,259)	(12,193)	(4,025)

Net Increase (Decrease)	$31,636	$13,738	$8,351	$12,635	$2,451	$2,940	$63,984	$428,377	$49,818	$27,696

Shares:
Sold	2,744	1,104	613	981	204	211	5,731	28,461	4,167	2,160
Reinvested	81	52	11	24	5	—	234	1,306	117	37
Redeemed	(635)	(204)	(42)	(120)	(37)	(7)	(1,546)	(89)	(829)	(285)

Net Increase (Decrease)	2,190	952	582	885	172	204	4,419	29,678	3,455	1,912

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,911)	$(1,000)	$(336)	$(666)	$(120)	$(67)	$(4,855)	$(31,889)	$(3,142)	$(1,255)
From net realized gain on investments	(1,566)	(904)	(312)	(515)	(127)	(71)	(4,018)	(21,374)	(2,293)	(966)

Total Dividends and Distributions	$(3,477)	$(1,904)	$(648)	$(1,181)	$(247)	$(138)	$(8,873)	$(53,263)	$(5,435)	$(2,221)

Year Ended October 31, 2007
From net investment income	$(841)	$(525)	$(113)	$(266)	$(47)	$—	$(2,409)	$(14,452)	$(1,275)	$(398)
From net realized gain on investments	(274)	(195)	(42)	(77)	(23)	—	(831)	(3,713)	(354)	(119)

Total Dividends and Distributions	$(1,115)	$(720)	$(155)	$(343)	$(70)	$—	$(3,240)	$(18,165)	$(1,629)	$(517)

See accompanying notes.

16

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2050 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$18,568	$9,123
Net realized gain (loss) from investment transactions and foreign currency transactions	36,283	16,186
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(121,394)	56,642

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,543)	81,951

Dividends and Distributions to Shareholders
From net investment income	(19,198)	(8,710)
From net realized gain on investments	(16,262)	(2,938)

Total Dividends and Distributions	(35,460)	(11,648)

Capital Share Transactions
Net increase (decrease) in capital share transactions	173,215	240,237
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	71,212	310,541

Net Assets
Beginning of period	652,984	342,443

End of period (including undistributed net investment income as set forth below)	$724,196	$652,984

Undistributed (overdistributed) net investment income (operating loss)	$417	$1,047

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$6,618	$3,634	$2,559	$3,460	$478	$766	$10,394	$113,512	$11,057	$7,187
Reinvested	1,272	888	240	739	93	65	2,084	27,103	1,991	968
Redeemed	(2,260)	(1,550)	(296)	(1,269)	(246)	(121)	(4,367)	(7,037)	(3,222)	(1,525)

Net Increase (Decrease)	$5,630	$2,972	$2,503	$2,930	$325	$710	$8,111	$133,578	$9,826	$6,630

Shares:
Sold	502	278	199	265	37	60	802	8,632	829	559
Reinvested	91	64	17	53	7	5	151	1,941	143	69
Redeemed	(173)	(118)	(23)	(99)	(20)	(10)	(339)	(547)	(252)	(116)

Net Increase (Decrease)	420	224	193	219	24	55	614	10,026	720	512

Year Ended October 31, 2007
Dollars:
Sold	$15,175	$6,378	$3,281	$8,400	$1,748	$2,229	$20,796	$162,738	$23,533	$10,774
Reinvested	423	337	49	180	11	—	630	9,335	439	243
Redeemed	(5,114)	(2,389)	(539)	(886)	(308)	(741)	(5,615)	(4,610)	(4,468)	(1,792)

Net Increase (Decrease)	$10,484	$4,326	$2,791	$7,694	$1,451	$1,488	$15,811	$167,463	$19,504	$9,225

Shares:
Sold	1,089	455	234	597	125	156	1,488	11,528	1,673	762
Reinvested	32	25	4	13	1	—	47	691	32	18
Redeemed	(359)	(171)	(40)	(62)	(22)	(54)	(402)	(331)	(314)	(128)

Net Increase (Decrease)	762	309	198	548	104	102	1,133	11,888	1,391	652

Distributions:
Period Ended April 30, 2008
From net investment income	$(635)	$(428)	$(113)	$(390)	$(41)	$(31)	$(1,033)	$(14,966)	$(1,060)	$(501)
From net realized gain on investments	(637)	(460)	(127)	(361)	(52)	(39)	(1,051)	(12,137)	(931)	(467)

Total Dividends and Distributions	$(1,272)	$(888)	$(240)	$(751)	$(93)	$(70)	$(2,084)	$(27,103)	$(1,991)	$(968)

Year Ended October 31, 2007
From net investment income	$(302)	$(229)	$(33)	$(130)	$(7)	$—	$(437)	$(7,072)	$(324)	$(176)
From net realized gain on investments	(121)	(108)	(16)	(50)	(4)	—	(193)	(2,264)	(115)	(67)

Total Dividends and Distributions	$(423)	$(337)	$(49)	$(180)	$(11)	$—	$(630)	$(9,336)	$(439)	$(243)

See accompanying notes.

17

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime Strategic Income Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$17,977	$20,766
Net realized gain (loss) from investment transactions and foreign currency transactions	12,280	7,416
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(61,124)	(2,647)

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,867)	25,535

Dividends and Distributions to Shareholders
From net investment income	(24,669)	(14,191)
From net realized gain on investments	(7,537)	(1,849)

Total Dividends and Distributions	(32,206)	(16,040)

Capital Share Transactions
Net increase (decrease) in capital share transactions	103,382	149,226
Redemption fees — Class C	—	2
Redemption fees — Class J	2	2

Total increase (decrease) in net assets	40,311	158,725

Net Assets
Beginning of period	563,136	404,411

End of period (including undistributed net investment income as set forth below)	$603,447	$563,136

Undistributed (overdistributed) net investment income (operating loss)	$9,508	$16,200

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$13,084	$12,943	$9,435	$12,234	$268	$1,305	$9,915	$111,659	$18,604	$10,837
Reinvested	1,615	1,437	237	787	35	119	4,917	20,189	2,134	657
Redeemed	(12,488)	(13,475)	(1,180)	(2,073)	(201)	(341)	(13,512)	(70,120)	(11,900)	(3,739)

Net Increase (Decrease)	$2,211	$905	$8,492	$10,948	$102	$1,083	$1,320	$61,728	$8,838	$7,755

Shares:
Sold	1,085	1,086	792	1,036	23	109	840	9,343	1,531	917
Reinvested	135	120	20	65	3	10	409	1,675	177	55
Redeemed	(1,045)	(1,155)	(100)	(174)	(17)	(29)	(1,149)	(5,935)	(984)	(319)

Net Increase (Decrease)	175	51	712	927	9	90	100	5,083	724	653

Year Ended October 31, 2007
Dollars:
Sold	$29,385	$8,272	$8,494	$10,566	$732	$2,905	$29,337	$116,879	$40,879	$11,872
Reinvested	694	707	105	255	4	—	2,874	10,371	820	188
Redeemed	(20,259)	(4,421)	(6,441)	(2,073)	(104)	(374)	(19,533)	(42,111)	(25,782)	(5,015)

Net Increase (Decrease)	$9,820	$4,558	$2,158	$8,748	$632	$2,531	$12,678	$85,139	$15,917	$7,045

Shares:
Sold	2,329	658	673	832	58	230	2,335	9,272	3,253	946
Reinvested	56	57	8	20	—	—	231	832	66	15
Redeemed	(1,619)	(355)	(509)	(163)	(8)	(30)	(1,557)	(3,330)	(2,055)	(399)

Net Increase (Decrease)	766	360	172	689	50	200	1,009	6,774	1,264	562

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,190)	$(1,102)	$(176)	$(625)	$(25)	$(91)	$(3,719)	$(15,608)	$(1,633)	$(500)
From net realized gain on investments	(425)	(335)	(61)	(197)	(10)	(35)	(1,235)	(4,581)	(501)	(157)

Total Dividends and Distributions	$(1,615)	$(1,437)	$(237)	$(822)	$(35)	$(126)	$(4,954)	$(20,189)	$(2,134)	$(657)

Year Ended October 31, 2007
From net investment income	$(606)	$(611)	$(80)	$(237)	$(3)	$—	$(2,512)	$(9,247)	$(727)	$(168)
From net realized gain on investments	(88)	(96)	(25)	(33)	(1)	—	(369)	(1,124)	(93)	(20)

Total Dividends and Distributions	$(694)	$(707)	$(105)	$(270)	$(4)	$—	$(2,881)	$(10,371)	$(820)	$(188)

See accompanying notes.

18

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SAM Balanced Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$98,361	$97,866
Net realized gain (loss) from investment transactions and foreign currency transactions	291,600	231,383
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(687,415)	298,868

Net Increase (Decrease) in Net Assets Resulting from Operations	(297,454)	628,117

Dividends and Distributions to Shareholders
From net investment income	(111,815)	(82,911)
From net realized gain on investments	(235,184)	(24,656)

Total Dividends and Distributions	(346,999)	(107,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions	167,779	(262,928)
Redemption fees — Class A	19	21
Redemption fees — Class B	8	3
Redemption fees — Class C	3	3
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(476,643)	257,649

Net Assets
Beginning of period	4,945,205	4,687,556

End of period (including undistributed net investment income as set forth below)	$4,468,562	$4,945,205

Undistributed (overdistributed) net investment income (operating loss)	$5,116	$18,570

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,069	$55	$149	$230,222	$46,305	$78,403	$25,789	$19,028	$291	$535
Reinvested	93	3	4	171,932	85,341	61,387	420	781	14	109
Redeemed	(11)	—	(1)	(289,941)	(169,390)	(93,431)	(1,020)	(1,076)	(13)	(268)

Net Increase (Decrease)	$2,151	$58	$152	$112,213	$(37,744)	$46,359	$25,189	$18,733	$292	$376

Shares:
Sold	144	4	11	16,148	3,284	5,538	1,869	1,304	19	39
Reinvested	7	—	—	11,557	5,737	4,153	29	53	1	7
Redeemed	(1)	—	—	(20,364)	(11,910)	(6,625)	(74)	(77)	(1)	(18)

Net Increase (Decrease)	150	4	11	7,341	(2,889)	3,066	1,824	1,280	19	28

Periods Ended October 31, 2007
Dollars:
Sold	$1,127	$16	$16	$407,827	$78,092	$143,604	$2,630	$1,400	$10	$1,647
Reinvested	4	—	—	58,445	23,931	15,754	8	6	—	6
Redeemed	(3)	—	—	(530,058)	(289,746)	(177,187)	(144)	(66)	—	(247)

Net Increase (Decrease)	$1,128	$16	$16	$(63,786)	$(187,723)	$(17,829)	$2,494	$1,340	$10	$1,406

Shares:
Sold	74	1	1	26,884	5,185	9,574	172	90	1	109
Reinvested	—	—	—	3,898	1,607	1,063	—	—	—	—
Redeemed	—	—	—	(35,129)	(19,178)	(11,795)	(9)	(4)	—	(16)

Net Increase (Decrease)	74	1	1	(4,347)	(12,386)	(1,158)	163	86	1	93

Distributions:
Period Ended April 30, 2008
From net investment income	$(36)	$(1)	$(2)	$(62,985)	$(27,829)	$(20,391)	$(195)	$(334)	$(5)	$(37)
From net realized gain on investments	(57)	(2)	(2)	(123,252)	(64,696)	(46,422)	(225)	(447)	(9)	(72)

Total Dividends and Distributions	$(93)	$(3)	$(4)	$(186,237)	$(92,525)	$(66,813)	$(420)	$(781)	$(14)	$(109)

Periods Ended October 31, 2007
From net investment income	$(4)	$—	$—	$(51,513)	$(18,811)	$(12,562)	$(8)	$(6)	$—	$(7)
From net realized gain on investments	—	—	—	(12,543)	(7,405)	(4,708)	—	—	—	—

Total Dividends and Distributions	$(4)	$—	$—	$(64,056)	$(26,216)	$(17,270)	$(8)	$(6)	$—	$(7)

See accompanying notes.

19

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SAM Conservative Balanced Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$13,899	$18,042
Net realized gain (loss) from investment transactions and foreign currency transactions	27,422	21,470
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(61,522)	26,879

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,201)	66,391

Dividends and Distributions to Shareholders
From net investment income	(15,421)	(16,049)
From net realized gain on investments	(22,823)	(4,480)

Total Dividends and Distributions	(38,244)	(20,529)

Capital Share Transactions
Net increase (decrease) in capital share transactions	79,188	(32,649)
Redemption fees — Class A	12	4
Redemption fees — Class B	6	—
Redemption fees — Class C	3	—

Total increase (decrease) in net assets	20,764	13,217

Net Assets
Beginning of period	660,809	647,592

End of period (including undistributed net investment income as set forth below)	$681,573	$660,809

Undistributed (overdistributed) net investment income (operating loss)	$1,560	$3,082

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$183	$631	$107	$48,789	$13,384	$30,293	$12,901	$17,310	$107	$1,776
Reinvested	42	7	3	16,982	7,816	9,060	137	101	5	103
Redeemed	(2)	(6)	—	(40,425)	(18,703)	(19,484)	(787)	(638)	(20)	(484)

Net Increase (Decrease)	$223	$632	$110	$25,346	$2,497	$19,869	$12,251	$16,773	$92	$1,395

Shares:
Sold	17	59	10	4,467	1,232	2,796	1,200	1,601	10	153
Reinvested	4	1	—	1,512	696	811	13	9	—	9
Redeemed	—	(1)	—	(3,670)	(1,709)	(1,782)	(73)	(58)	(2)	(44)

Net Increase (Decrease)	21	59	10	2,309	219	1,825	1,140	1,552	8	118

Periods Ended October 31, 2007
Dollars:
Sold	$932	$27	$10	$58,266	$11,985	$34,191	$913	$810	$10	$484
Reinvested	4	—	—	9,807	3,996	4,326	5	4	—	3
Redeemed	(260)	(3)	—	(82,635)	(34,921)	(40,305)	(40)	(103)	—	(155)

Net Increase (Decrease)	$676	$24	$10	$(14,562)	$(18,940)	$(1,788)	$878	$711	$10	$332

Shares:
Sold	80	2	1	5,109	1,056	3,018	79	70	1	42
Reinvested	—	—	—	865	354	384	—	1	—	—
Redeemed	(22)	—	—	(7,230)	(3,068)	(3,555)	(3)	(9)	—	(13)

Net Increase (Decrease)	58	2	1	(1,256)	(1,658)	(153)	76	62	1	29

Distributions:
Period Ended April 30, 2008
From net investment income	$(18)	$(5)	$(1)	$(7,918)	$(3,317)	$(3,948)	$(95)	$(74)	$(3)	$(42)
From net realized gain on investments	(24)	(2)	(2)	(10,918)	(5,458)	(6,287)	(42)	(27)	(2)	(61)

Total Dividends and Distributions	$(42)	$(7)	$(3)	$(18,836)	$(8,775)	$(10,235)	$(137)	$(101)	$(5)	$(103)

Periods Ended October 31, 2007
From net investment income	$(4)	$—	$—	$(8,920)	$(3,406)	$(3,707)	$(5)	$(4)	$—	$(3)

From net realized gain on investments	—	—	—	(2,143)	(1,148)	(1,189)	—	—	—	—

Total Dividends and Distributions	$(4)	$—	$—	$(11,063)	$(4,554)	$(4,896)	$(5)	$(4)	$—	$(3)

See accompanying notes.

20

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SAM Conservative Growth Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$79,102	$50,867
Net realized gain (loss) from investment transactions and foreign currency transactions	280,253	238,770
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(712,751)	320,702

Net Increase (Decrease) in Net Assets Resulting from Operations	(353,396)	610,339

Dividends and Distributions to Shareholders
From net investment income	(93,305)	(34,083)
From net realized gain on investments	(235,742)	—

Total Dividends and Distributions	(329,047)	(34,083)

Capital Share Transactions
Net increase (decrease) in capital share transactions	180,192	(298,126)
Redemption fees — Class A	8	18
Redemption fees — Class B	1	2
Redemption fees — Class C	—	7
Redemption fees — Class J	3	—

Total increase (decrease) in net assets	(502,239)	278,157

Net Assets
Beginning of period	4,100,948	3,822,791

End of period (including undistributed net investment income as set forth below)	$3,598,709	$4,100,948

Undistributed (overdistributed) net investment income (operating loss)	$7,113	$21,316

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$557	$1,085	$488	$155,731	$29,698	$59,824	$23,373	$14,606	$51	$223
Reinvested	61	45	7	156,241	79,647	72,567	562	316	2	260
Redeemed	(8)	(154)	—	(196,199)	(129,024)	(87,541)	(1,837)	(296)	—	(93)

Net Increase (Decrease)	$610	$976	$495	$115,773	$(19,679)	$44,850	$22,098	$14,626	$53	$390

Shares:
Sold	35	66	32	9,642	1,902	3,845	1,482	914	3	14
Reinvested	4	3	—	9,067	4,788	4,398	33	19	—	15
Redeemed	(1)	(10)	—	(12,237)	(8,317)	(5,665)	(116)	(19)	—	(6)

Net Increase (Decrease)	38	59	32	6,472	(1,627)	2,578	1,399	914	3	23

Periods Ended October 31, 2007
Dollars:
Sold	$692	$32	$22	$265,545	$58,116	$135,019	$3,602	$1,358	$13	$3,021
Reinvested	—	—	—	21,503	5,309	5,114	—	—	—	—
Redeemed	(6)	(3)	—	(385,977)	(226,528)	(184,617)	(140)	(1)	—	(200)

Net Increase (Decrease)	$686	$29	$22	$(98,929)	$(163,103)	$(44,484)	$3,462	$1,357	$13	$2,821

Shares:
Sold	39	2	1	15,200	3,455	8,080	202	77	1	173
Reinvested	—	—	—	1,281	326	316	—	—	—	—
Redeemed	(1)	—	—	(22,181)	(13,418)	(11,041)	(8)	—	—	(11)

Net Increase (Decrease)	38	2	1	(5,700)	(9,637)	(2,645)	194	77	1	162

Distributions:
Period Ended April 30, 2008
From net investment income	$(19)	$(13)	$(3)	$(51,780)	$(21,024)	$(20,046)	$(203)	$(135)	$(1)	$(81)
From net realized gain on investments	(42)	(32)	(4)	(113,249)	(62,905)	(58,790)	(359)	(181)	(1)	(179)

Total Dividends and Distributions	$(61)	$(45)	$(7)	$(165,029)	$(83,929)	$(78,836)	$(562)	$(316)	$(2)	$(260)

Periods Ended October 31, 2007
From net investment income	$—	$—	$—	$(22,880)	$(5,623)	$(5,580)	$—	$—	$—	$—

Total Dividends and Distributions	$—	$—	$—	$(22,880)	$(5,623)	$(5,580)	$—	$—	$—	$—

See accompanying notes.

21

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SAM Flexible Income Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$17,369	$27,576
Net realized gain (loss) from investment transactions and foreign currency transactions	24,746	16,583
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(49,030)	12,426

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,915)	56,585

Dividends and Distributions to Shareholders
From net investment income	(18,029)	(27,064)
From net realized gain on investments	(18,079)	(2,757)

Total Dividends and Distributions	(36,108)	(29,821)

Capital Share Transactions
Net increase (decrease) in capital share transactions	86,175	(97,204)
Redemption fees — Class A	11	6
Redemption fees — Class B	2	2
Redemption fees — Class C	10	2

Total increase (decrease) in net assets	43,175	(70,430)

Net Assets
Beginning of period	796,884	867,314

End of period (including undistributed net investment income as set forth below)	$840,059	$796,884

Undistributed (overdistributed) net investment income (operating loss)	$2,035	$2,695

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$79	$13	$81	$98,909	$33,350	$38,263	$2,712	$4,620	$152	$141
Reinvested	15	4	—	16,541	9,564	5,709	44	44	5	19
Redeemed	—	—	(6)	(58,246)	(43,453)	(21,527)	(444)	(151)	(55)	(208)

Net Increase (Decrease)	$94	$17	$75	$57,204	$(539)	$22,445	$2,312	$4,513	$102	$(48)

Shares:
Sold	8	1	7	8,744	2,955	3,393	241	410	13	11
Reinvested	1	1	—	1,441	832	500	4	4	1	2
Redeemed	—	—	—	(5,137)	(3,833)	(1,910)	(39)	(14)	(5)	(18)

Net Increase (Decrease)	9	2	7	5,048	(46)	1,983	206	400	9	(5)

Periods Ended October 31, 2007
Dollars:
Sold	$296	$99	$10	$82,035	$18,257	$38,621	$522	$111	$10	$406
Reinvested	3	—	—	13,627	8,075	4,092	1	1	—	4
Redeemed	—	—	—	(116,583)	(94,480)	(52,225)	(25)	(21)	—	(40)

Net Increase (Decrease)	$299	$99	$10	$(20,921)	$(68,148)	$(9,512)	$498	$91	$10	$370

Shares:
Sold	25	8	1	7,022	1,567	3,326	44	10	1	35
Reinvested	—	—	—	1,171	695	354	—	—	—	—
Redeemed	—	—	—	(9,974)	(8,089)	(4,493)	(2)	(2)	—	(3)

Net Increase (Decrease)	25	8	1	(1,781)	(5,827)	(813)	42	8	1	32

Distributions:
Period Ended April 30, 2008
From net investment income	$(8)	$(2)	$—	$(9,784)	$(5,081)	$(3,072)	$(29)	$(41)	$(3)	$(9)
From net realized gain on investments	(7)	(2)	—	(8,932)	(5,760)	(3,348)	(15)	(3)	(2)	(10)

Total Dividends and Distributions	$(15)	$(4)	$—	$(18,716)	$(10,841)	$(6,420)	$(44)	$(44)	$(5)	$(19)

Periods Ended October 31, 2007
From net investment income	$(3)	$—	$—	$(14,465)	$(8,367)	$(4,223)	$(1)	$(1)	$—	$(4)
From net realized gain on investments	—	—	—	(1,285)	(1,004)	(468)	—	—	—	—

Total Dividends and Distributions	$(3)	$—	$—	$(15,750)	$(9,371)	$(4,691)	$(1)	$(1)	$—	$(4)

See accompanying notes.

22

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$49,763	$22,266
Net realized gain (loss) from investment transactions and foreign currency transactions	197,578	141,625
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(510,796)	246,017

Net Increase (Decrease) in Net Assets Resulting from Operations	(263,455)	409,908

Dividends and Distributions to Shareholders
From net investment income	(52,103)	(19,484)
From net realized gain on investments	(143,019)	—

Total Dividends and Distributions	(195,122)	(19,484)

Capital Share Transactions
Net increase (decrease) in capital share transactions	120,058	(141,294)
Redemption fees — Class A	5	7
Redemption fees — Class B	—	1
Redemption fees — Class C	2	9

Total increase (decrease) in net assets	(338,512)	249,147

Net Assets
Beginning of period	2,587,687	2,338,540

End of period (including undistributed net investment income as set forth below)	$2,249,175	$2,587,687

Undistributed (overdistributed) net investment income (operating loss)	$1,866	$4,206

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$466	$308	$602	$110,725	$17,746	$38,255	$25,887	$8,379	$54	$303
Reinvested	62	7	17	89,543	50,383	42,038	599	264	3	103
Redeemed	(4)	(1)	(5)	(115,803)	(93,605)	(52,289)	(1,802)	(2,042)	(11)	(124)

Net Increase (Decrease)	$524	$314	$614	$84,465	$(25,476)	$28,004	$24,684	$6,601	$46	$282

Shares:
Sold	26	19	33	6,236	1,053	2,258	1,484	471	3	17
Reinvested	3	—	1	4,658	2,767	2,304	32	14	—	5
Redeemed	—	—	—	(6,510)	(5,595)	(3,084)	(105)	(114)	(1)	(6)

Net Increase (Decrease)	29	19	34	4,384	(1,775)	1,478	1,411	371	2	16

Periods Ended October 31, 2007
Dollars:
Sold	$754	$46	$48	$195,805	$44,755	$91,254	$3,744	$1,505	$10 $	1,266
Reinvested	—	—	—	12,022	3,319	2,830	—	—	—	—
Redeemed	(8)	(3)	(8)	(232,834)	(151,100)	(114,425)	(121)	(92)	—	(61)

Net Increase (Decrease)	$746	$43	$40	$(25,007)	$(103,026)	$(20,341)	$3,623	$1,413	$10 $	1,205

Shares:
Sold	38	2	2	10,059	2,417	4,927	189	75	1	65
Reinvested	—	—	—	647	188	159	—	—	—	—
Redeemed	(1)	—	—	(12,031)	(8,177)	(6,200)	(6)	(5)	—	(3)

Net Increase (Decrease)	37	2	2	(1,325)	(5,572)	(1,114)	183	70	1	62

Distributions:
Period Ended April 30, 2008
From net investment income	$(19)	$(2)	$(7)	$(28,508)	$(12,490)	$(10,736)	$(218)	$(91)	$(1)	$(31)
From net realized gain on investments	(43)	(5)	(10)	(66,460)	(41,008)	(34,865)	(381)	(173)	(2)	(72)

Total Dividends and Distributions	$(62)	$(7)	$(17)	$(94,968)	$(53,498)	$(45,601)	$(599)	$(264)	$(3)	$(103)

Periods Ended October 31, 2007
From net investment income	$—	$—	$—	$(12,863)	$(3,534)	$(3,087)	$—	$—	$—	$—

Total Dividends and Distributions	$—	$—	$—	$(12,863)	$(3,534)	$(3,087)	$—	$—	$—	$—

See accompanying notes.

23

Notes to Financial Statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
1. Organization
Principal Investors Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2008, the Fund consists of 72 separate funds. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (known as the “Funds”) are presented herein. The Funds may offer up to ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares is provided separately.
On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation (the “Manager”) acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc., respectively.
Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), respectively, were made by Principal Life Insurance Company.
Effective January 12, 2007, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (the “Acquiring Funds”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Strategic Asset Management Portfolios, LLC (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. In each Reorganization, the Acquired Fund is the survivor for accounting and performance reporting purposes. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated net investment income, accumulated realized gains and unrealized appreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

										Net Assets
								Net	Net	of
					Accumulated			Assets	Assets	Acquiring
		Conversion			Net	Accumulated		of	of	Fund
		Ratio			Investment	Realized	Unrealized	Acquired	Acquiring	following
Acquired	Acquiring	Class			Income	Gains	Appreciation	Fund	Fund	acquisition
Fund	Fund	A	B	C	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
Balanced Portfolio	SAM Balanced Portfolio	1.0	1.0	1.0	$19,523	$165,685	$690,642	$4,754,130	$ —	$4,754,130
Conservative Balanced Portfolio	SAM Conservative Balanced Portfolio	1.0	1.0	1.0	2,123	15,101	63,214	649,021	—	649,021
Conservative Growth Portfolio	SAM Conservative Growth Portfolio	1.0	1.0	1.0	18,484	185,608	691,794	3,924,790	—	3,925,790
Flexible Income Portfolio	SAM Flexible Income Portfolio	1.0	1.0	1.0	1,409	4,806	68,863	844,683	—	844,683
Strategic Growth Portfolio	SAM Strategic Growth Portfolio	1.0	1.0	1.0	12,204	116,619	424,530	2,419,549	—	2,419,549

24

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
1. Organization (continued)
Effective January 12, 2007, the initial purchases of $10,000 of Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select Classes of shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), respectively, were made by Principal Life Insurance Company.
All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. The Funds invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30,2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding of each class.
Expenses. Expenses directly attributed to one of the Funds are charged to that Fund. Other expenses not directly attributed to one of the Funds are apportioned among the registered investment companies managed by Principal Management Corporation.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Funds reflect the expenses of each of the Funds and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

25

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
2. Significant Accounting Policies (continued)
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Funds on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Funds’ financial statements.
Recent Accounting Pronouncement. In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.
Redemption and Exchange Fees. Each of the Funds will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.
3. Operating Policies
Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At April 30, 2008, the Funds had no outstanding borrowings under the line of credit.

26

notes to financial Statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.). The annual rate paid by Principal LifeTime Funds is 0.1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and 0.1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.55% of aggregate net assets up to $500 million, 0.50% of the next $500 million of aggregate net assets, 0.45% of the next $1 billion of aggregate net assets, 0.40% of the next $1 billion of aggregate net assets, 0.35% of the next $1 billion of aggregate net assets, 0.30% of the next $1 billion of aggregate net assets and 0.25% of aggregate net assets over $5 billion.
In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, ..15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Class A, Class B, Class C, and Class J shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.
The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for Class A, Class B, Class C, and Class J shares of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to Class A, Class B, Class C, and Class J shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Class A	Class B	Class C	Class J
	Period from	Period from	Period from	Period from
	November 1, 2007	November 1, 2007	November 1, 2007	November 1, 2007
	through	through	through	through
	April 30, 2008	April 30, 2008	April 30, 2008	February 28, 2008*	Expiration
Principal LifeTime 2010 Fund	0.50%	N/A	1.25%	.75%	February 28, 2009
Principal LifeTime 2020 Fund	0.50	1.25%	1.25	.75	February 28, 2009
Principal LifeTime 2030 Fund	0.50	1.25	1.25	.75	February 28, 2009
Principal LifeTime 2040 Fund	0.50	1.25	1.25	.75	February 28, 2009
Principal LifeTime 2050 Fund	0.50	1.25	1.25	.75	February 28, 2009
Principal LifeTime Strategic Income Fund	0.50	1.25	1.25	.75	February 28, 2009

	Class A	Class B	Class C	Class J
	Period from	Period from	Period from	Period from
	November 1, 2007	November 1, 2007	November 1, 2007	November 1, 2007
	through	through	through	through
	February 28, 2008*	February 28, 2008*	February 28, 2008*	April 30, 2008	Expiration
SAM Balanced Portfolio	0.66%	1.43%	1.42%	.95%	February 28, 2009
SAM Conservative Balanced Portfolio	0.68	1.45	1.43	.95	February 28, 2009
SAM Conservative Growth Portfolio	0.68	1.45	1.44	.95	February 28, 2009
SAM Flexible Income Portfolio	0.67	1.44	1.43	.95	February 28, 2009
SAM Strategic Growth Portfolio	0.70	1.47	1.46	.95	February 28, 2009

*	The operating expense limits expired on February 28, 2008.

27

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
Distribution Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, .30%, .35%, ..25%, 1.00%, 1.00%, .45%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, and Select Classes of shares, respectively. From November 1, 2007 through December 31, 2007, the annual rate for Class J shares was .50%.
Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2008. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .40% for Class J shares. From November 1, 2007 through December 31, 2007 the limit was .45%.
Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 4.50% for Principal LifeTime Strategic Income Fund and SAM Flexible Income Portfolio, and 5.50% for all other Funds. The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the period ended April 30, 2008, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Principal LifeTime 2010 Fund	$72	N/A	$2	$78
Principal LifeTime 2020 Fund	223	$10	3	147
Principal LifeTime 2030 Fund	249	12	3	136
Principal LifeTime 2040 Fund	231	6	1	69
Principal LifeTime 2050 Fund	99	1	—	16
Principal LifeTime Strategic Income Fund	28	2	1	14
SAM Balanced Portfolio	1,105	101	47	4
SAM Conservative Balanced Portfolio	278	12	10	3
SAM Conservative Growth Portfolio	748	63	38	6
SAM Flexible Income Portfolio	293	16	14	—
SAM Strategic Growth Portfolio	620	53	26	7
Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

28

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
At April 30, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class C	Class J	Institutional	Preferred	Select
Principal LifeTime 2010 Fund	—	—	—	1	—	—	—	—
SAM Balanced Portfolio	1	1	1	—	1	1	1	1
SAM Conservative Balanced Portfolio	1	1	1	—	1	1	1	1
SAM Conservative Growth Portfolio	1	1	1	—	1	1	1	1
SAM Flexible Income Portfolio	1	1	1	—	1	1	1	1
SAM Strategic Growth Portfolio	1	1	1	—	—	1	1	1
5. Investment Transactions
For the period ended April 30, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Principal LifeTime 2010 Fund	$374,512	$39,592
Principal LifeTime 2020 Fund	914,705	20,580
Principal LifeTime 2030 Fund	865,787	15,881
Principal LifeTime 2040 Fund	492,986	6,756
Principal LifeTime 2050 Fund	197,749	5,473
Principal LifeTime Strategic Income Fund	198,611	98,525
SAM Balanced Portfolio	1,011,177	888,364
SAM Conservative Balanced Portfolio	147,072	83,534
SAM Conservative Growth Portfolio	779,631	615,262
SAM Flexible Income Portfolio	212,806	131,285
SAM Strategic Growth Portfolio	498,698	358,374
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2008 and October 31, 2007 were as follows (amounts in thousands):

	Ordinary Income		Long-Term Capital Gain
	2008	2007	2008	2007*
Principal LifeTime 2010 Fund	$65,599	$35,041	$27,606	$5,150
Principal LifeTime 2020 Fund	122,072	61,719	62,218	11,433
Principal LifeTime 2030 Fund	99,896	47,383	59,169	10,955
Principal LifeTime 2040 Fund	49,671	21,154	27,716	4,800
Principal LifeTime 2050 Fund	21,640	9,155	13,820	2,493
Principal LifeTime Strategic Income Fund	25,557	14,518	6,649	1,522
SAM Balanced Portfolio	119,209	82,911	227,790	24,656
SAM Conservative Balanced Portfolio	17,123	17,023	21,121	3,506
SAM Conservative Growth Portfolio	98,623	34,083	230,424	—
SAM Flexible Income Portfolio	18,612	28,005	17,496	1,816
SAM Strategic Growth Portfolio	52,103	19,484	143,019	—

*	The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).
The Reorganization constitutes a reorganization under Internal Revenue Code Section 368(a)(1)(F). Distributions shown for 2007 include the respective Acquired Fund distributions prior to the Reorganization.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

29

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
6. Federal Tax Information (Continued)
Distributable Earnings. As of October 31, 2007, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed
	Ordinary Income	Long-Term Capital Gains
Principal LifeTime 2010 Fund	$28,030	$27,606
Principal LifeTime 2020 Fund	37,505	62,217
Principal LifeTime 2030 Fund	21,059	59,172
Principal LifeTime 2040 Fund	7,659	22,717
Principal LifeTime 2050 Fund	3,492	13,823
Principal LifeTime Strategic Income Fund	17,088	6,651
SAM Balanced Portfolio	25,956	227,776
SAM Conservative Balanced Portfolio	4,786	21,116
SAM Conservative Growth Portfolio	26,631	230,429
SAM Flexible Income Portfolio	3,279	17,477
SAM Strategic Growth Portfolio	4,206	143,025
Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gain of the Funds. At October 31, 2007, the Funds had no capital loss carryforwards.

30

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.48%)
Principal Investors Fund, Inc. Institutional Class (99.48%)
Bond & Mortgage Securities Fund (a)	50,077,795	$499,276
Disciplined LargeCap Blend Fund (a)	12,084,551	171,359
High Yield Fund (a)	4,124,816	42,279
High Yield Fund II (a)	1,428,778	11,644
Inflation Protection Fund (a)	7,716,181	66,899
International Emerging Markets Fund (a)	1,754,182	50,748
International Growth Fund (a)	12,845,992	158,905
LargeCap Growth Fund (a)	8,708,484	76,896
LargeCap Value Fund (a)	4,202,384	46,899
Money Market Fund (a)	1,475,366	1,475
Partners International Fund (a)	6,282,681	95,811
Partners LargeCap Blend Fund I (a)	9,832,354	88,983
Partners LargeCap Growth Fund I (a)	9,393,817	76,090
Partners LargeCap Value Fund (a)	3,441,891	44,022
Partners LargeCap Value Fund I (a)	3,606,112	46,050
Partners MidCap Growth Fund (a)(b)	190,435	1,967
Partners MidCap Value Fund I (a)	158,612	1,973
Partners SmallCap Growth Fund I (a)(b)	160,206	1,437
Partners SmallCap Growth Fund III (a)(b)	2,496,755	24,943
Partners SmallCap Value Fund I (a)	94,757	1,390
Preferred Securities Fund (a)	12,891,330	123,370
Real Estate Securities Fund (a)	6,657,589	114,910
SmallCap S&P 600 Index Fund (a)	2,428,347	37,809
SmallCap Value Fund (a)	1,628,917	25,216
Ultra Short Bond Fund (a)	6,983,621	59,431

		1,869,782

TOTAL INVESTMENT COMPANIES		$1,869,782

Total Investments		$1,869,782
Other Assets in Excess of Liabilities, Net- 0.52%		9,774

TOTAL NET ASSETS - 100.00%		$1,879,556

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$50,565
Unrealized Depreciation	(139,562)

Net Unrealized Appreciation (Depreciation)	(88,997)
Cost for federal income tax purposes	1,958,779
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	42.80%
Domestic Equity Funds	40.43%
International Equity Funds	16.25%
Other Assets in Excess of Liabilities, Net	0.52%

TOTAL NET ASSETS	100.00%

See accompanying notes

31

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	44,003,740	$469,385	6,991,006	$72,398	916,951	$9,474	50,077,795	$532,311
Disciplined LargeCap Blend Fund	9,501,410	139,735	2,811,880	42,752	228,739	3,253	12,084,551	179,233
High Yield Fund	3,418,884	35,680	809,736	8,204	103,804	1,037	4,124,816	42,844
High Yield Fund II	1,331,393	11,784	97,385	808	—	—	1,428,778	12,592
Inflation Protection Fund	6,478,059	61,593	1,372,455	12,830	134,333	1,258	7,716,181	73,164
International Emerging Markets Fund	1,332,522	34,876	449,334	13,624	27,674	787	1,754,182	47,713
International Growth Fund	10,596,718	126,100	2,468,787	32,299	219,513	2,659	12,845,992	155,738
LargeCap Growth Fund	7,703,817	54,901	1,155,480	10,563	150,813	1,316	8,708,484	64,148
LargeCap Value Fund	3,375,854	38,815	909,970	10,663	83,440	920	4,202,384	48,558
Money Market Fund	—	—	1,906,054	1,906	430,688	430	1,475,366	1,476
Partners International Fund	4,976,091	78,524	1,434,227	22,859	127,637	1,898	6,282,681	99,459
Partners LargeCap Blend Fund I	8,399,650	82,576	1,629,163	15,381	196,459	1,766	9,832,354	96,164
Partners LargeCap Growth Fund I	8,011,988	67,632	1,563,709	13,111	181,880	1,442	9,393,817	79,281
Partners LargeCap Value Fund	2,797,387	35,298	716,253	9,806	71,749	920	3,441,891	44,183
Partners LargeCap Value Fund I	3,088,338	43,156	590,269	7,878	72,495	919	3,606,112	50,102
Partners MidCap Growth Fund	—	—	194,747	1,921	4,312	43	190,435	1,878
Partners MidCap Value Fund I	—	—	162,191	1,921	3,579	43	158,612	1,878
Partners SmallCap Growth Fund I	—	—	161,640	1,363	1,434	12	160,206	1,351
Partners SmallCap Growth Fund III	2,065,493	25,192	479,907	5,368	48,645	499	2,496,755	30,053
Partners SmallCap Value Fund I	—	—	95,609	1,363	852	12	94,757	1,351
Preferred Securities Fund	11,121,143	118,480	2,017,199	19,515	247,012	2,380	12,891,330	135,612
Real Estate Securities Fund	4,202,589	79,973	2,602,079	45,264	147,079	2,381	6,657,589	122,856
SmallCap S&P 600 Index Fund	2,201,971	32,996	548,775	9,013	322,399	4,816	2,428,347	37,182
SmallCap Value Fund	1,333,242	25,266	328,403	5,342	32,728	499	1,628,917	30,104
Ultra Short Bond Fund	6,177,431	61,836	894,631	8,360	88,441	828	6,983,621	69,367

		$1,623,798		$374,512		$39,592		$1,958,598

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$13,381	$2	$—
Disciplined LargeCap Blend Fund	1,996	-1	18,822
High Yield Fund	1,159	-3	1
High Yield Fund II	530	—	281
Inflation Protection Fund	4,600	-1	—
International Emerging Markets Fund	6,360	—	1,947
International Growth Fund	6,129	-2	8,520
LargeCap Growth Fund	336	—	1,342
LargeCap Value Fund	1,384	—	3,078
Money Market Fund	4	—	—
Partners International Fund	3,853	-26	5,934
Partners LargeCap Blend Fund I	1,225	-27	2,256
Partners LargeCap Growth Fund I	788	-20	2,603
Partners LargeCap Value Fund	1,313	-1	2,291
Partners LargeCap Value Fund I	957	-13	719
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	1,015	-8	1,125
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	3,494	-3	—
Real Estate Securities Fund	2,666	—	23,732
SmallCap S&P 600 Index Fund	866	-11	2,982
SmallCap Value Fund	860	-5	1,253
Ultra Short Bond Fund	1,619	-1	—

	$54,535	$-120	$76,886

See accompanying notes

32

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.43%)
Principal Investors Fund, Inc. Institutional Class (99.43%)
Bond & Mortgage Securities Fund (a)	78,646,502	$784,106
Disciplined LargeCap Blend Fund (a)	31,567,058	447,621
High Yield Fund (a)	12,625,067	129,407
High Yield Fund II (a)	3,703,322	30,182
International Emerging Markets Fund (a)	4,802,691	138,942
International Growth Fund (a)	34,071,578	421,465
LargeCap Growth Fund (a)	22,284,640	196,773
LargeCap Value Fund (a)	10,965,614	122,376
Partners International Fund (a)	16,451,798	250,890
Partners LargeCap Blend Fund I (a)	24,597,246	222,605
Partners LargeCap Growth Fund I (a)	26,546,818	215,029
Partners LargeCap Value Fund (a)	9,453,883	120,915
Partners LargeCap Value Fund I (a)	9,743,075	124,419
Partners MidCap Growth Fund (a)(b)	5,445,967	56,257
Partners MidCap Value Fund I (a)	3,784,464	47,079
Partners SmallCap Growth Fund I (a)(b)	276,318	2,479
Partners SmallCap Growth Fund III (a)(b)	6,577,254	65,707
Partners SmallCap Value Fund I (a)	163,862	2,404
Preferred Securities Fund (a)	23,129,705	221,351
Real Estate Securities Fund (a)	11,951,980	206,291
SmallCap S&P 600 Index Fund (a)	5,143,056	80,077
SmallCap Value Fund (a)	4,287,508	66,371

		3,952,746

TOTAL INVESTMENT COMPANIES		$3,952,746

Total Investments		$3,952,746
Other Assets in Excess of Liabilities, Net- 0.57%		22,766

TOTAL NET ASSETS - 100.00%		$3,975,512

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$114,551
Unrealized Depreciation	(258,223)

Net Unrealized Appreciation (Depreciation)	(143,672)
Cost for federal income tax purposes	4,096,418
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	49.71%
Fixed Income Funds	29.31%
International Equity Funds	20.41%
Other Assets in Excess of Liabilities, Net	0.57%

TOTAL NET ASSETS	100.00%

See accompanying notes

33

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	65,301,064	$696,153	13,734,033	$141,662	388,595	$4,055	78,646,502	$833,760
Disciplined LargeCap Blend Fund	23,245,105	341,412	8,483,152	127,394	161,199	2,300	31,567,058	466,505
High Yield Fund	9,842,633	102,673	2,862,752	28,936	80,318	803	12,625,067	130,803
High Yield Fund II	3,450,904	30,526	252,418	2,094	—	—	3,703,322	32,620
International Emerging Markets Fund	3,628,689	94,821	1,195,094	36,011	21,092	594	4,802,691	130,238
International Growth Fund	27,235,907	325,073	7,010,231	90,882	174,560	2,108	34,071,578	413,846
LargeCap Growth Fund	18,732,649	134,913	3,655,644	33,016	103,653	921	22,284,640	167,008
LargeCap Value Fund	8,314,797	96,740	2,710,152	31,415	59,335	654	10,965,614	127,501
Partners International Fund	12,149,528	191,778	4,386,527	69,000	84,257	1,251	16,451,798	259,504
Partners LargeCap Blend Fund I	19,912,447	194,821	4,815,312	44,971	130,513	1,182	24,597,246	238,586
Partners LargeCap Growth Fund I	21,496,413	182,719	5,186,887	42,942	136,482	1,099	26,546,818	224,546
Partners LargeCap Value Fund	7,225,587	94,336	2,282,083	30,819	53,787	692	9,453,883	124,463
Partners LargeCap Value Fund I	7,882,867	110,118	1,912,870	25,205	52,662	674	9,743,075	134,637
Partners MidCap Growth Fund	4,277,576	42,599	1,194,624	12,788	26,233	270	5,445,967	55,117
Partners MidCap Value Fund I	2,724,443	39,133	1,080,853	13,652	20,832	249	3,784,464	52,532
Partners SmallCap Growth Fund I	—	—	276,936	2,403	618	5	276,318	2,398
Partners SmallCap Growth Fund III	5,185,924	60,684	1,427,111	15,703	35,781	377	6,577,254	76,010
Partners SmallCap Value Fund I	—	—	164,228	2,403	366	5	163,862	2,398
Preferred Securities Fund	18,907,441	200,860	4,344,024	41,994	121,760	1,163	23,129,705	241,690
Real Estate Securities Fund	7,039,662	136,687	4,986,373	86,076	74,055	1,163	11,951,980	221,599
SmallCap S&P 600 Index Fund	3,970,482	66,719	1,214,820	19,707	42,246	640	5,143,056	85,786
SmallCap Value Fund	3,341,152	59,376	970,989	15,632	24,633	375	4,287,508	74,632

		$3,202,141		$914,705		$20,580		$4,096,179

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$20,346	$—	$—
Disciplined LargeCap Blend Fund	4,945	-1	46,415
High Yield Fund	3,365	-3	3
High Yield Fund II	1,373	—	729
International Emerging Markets Fund	17,224	—	5,275
International Growth Fund	15,803	-1	21,960
LargeCap Growth Fund	823	—	3,285
LargeCap Value Fund	3,434	—	7,625
Partners International Fund	9,461	-23	14,559
Partners LargeCap Blend Fund I	2,924	-24	5,383
Partners LargeCap Growth Fund I	2,127	-16	7,028
Partners LargeCap Value Fund	3,423	—	5,956
Partners LargeCap Value Fund I	2,459	-12	1,847
Partners MidCap Growth Fund	86	—	3,352
Partners MidCap Value Fund I	1,589	-4	3,255
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	2,563	—	2,841
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	6,099	-1	—
Real Estate Securities Fund	4,561	-1	40,062
SmallCap S&P 600 Index Fund	1,573	—	5,412
SmallCap Value Fund	2,173	-1	3,161

	$106,351	$-87	$178,148

See accompanying notes

34

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.71%)
Principal Investors Fund, Inc. Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)	38,030,456	$379,164
Disciplined LargeCap Blend Fund (a)	30,149,606	427,521
High Yield Fund (a)	12,636,529	129,524
High Yield Fund II (a)	3,502,962	28,549
International Emerging Markets Fund (a)	4,813,538	139,256
International Growth Fund (a)	34,345,537	424,854
LargeCap Growth Fund (a)	23,584,063	208,247
LargeCap Value Fund (a)	11,793,104	131,611
Partners International Fund (a)	16,452,272	250,897
Partners LargeCap Blend Fund I (a)	23,272,306	210,614
Partners LargeCap Growth Fund I (a)	26,776,236	216,888
Partners LargeCap Value Fund (a)	9,420,644	120,490
Partners LargeCap Value Fund I (a)	10,076,830	128,681
Partners MidCap Growth Fund (a)(b)	5,809,762	60,015
Partners MidCap Value Fund I (a)	4,415,966	54,935
Partners SmallCap Growth Fund I (a)(b)	3,998,898	35,870
Partners SmallCap Growth Fund III (a)(b)	4,878,085	48,732
Partners SmallCap Value Fund I (a)	2,207,078	32,378
Preferred Securities Fund (a)	16,465,625	157,576
Real Estate Securities Fund (a)	8,673,108	149,698
SmallCap S&P 600 Index Fund (a)	2,846,593	44,322
SmallCap Value Fund (a)	3,188,748	49,362

		3,429,184

TOTAL INVESTMENT COMPANIES		$3,429,184

Total Investments		$3,429,184
Other Assets in Excess of Liabilities, Net- 0.29%		9,903

TOTAL NET ASSETS - 100.00%		$3,439,087

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$117,024
Unrealized Depreciation	(212,979)

Net Unrealized Appreciation (Depreciation)	(95,955)
Cost for federal income tax purposes	3,525,139
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	55.81%
International Equity Funds	23.70%
Fixed Income Funds	20.20%
Other Assets in Excess of Liabilities, Net	0.29%

TOTAL NET ASSETS	100.00%

See accompanying notes

35

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	30,675,038	$327,373	7,523,882	$77,543	168,464	$1,763	38,030,456	$403,153
Disciplined LargeCap Blend Fund	21,631,814	317,065	8,657,325	129,551	139,533	2,001	30,149,606	444,617
High Yield Fund	9,661,618	100,779	3,044,731	30,782	69,820	699	12,636,529	130,859
High Yield Fund II	3,264,200	28,867	238,762	1,981	—	—	3,502,962	30,848
International Emerging Markets Fund	3,559,209	93,737	1,273,397	38,327	19,068	540	4,813,538	131,524
International Growth Fund	26,708,452	316,010	7,800,845	100,690	163,760	1,986	34,345,537	414,713
LargeCap Growth Fund	19,342,718	139,604	4,341,149	39,157	99,804	890	23,584,063	177,871
LargeCap Value Fund	8,710,901	101,262	3,139,657	36,282	57,454	635	11,793,104	136,909
Partners International Fund	11,972,365	188,733	4,550,104	71,384	70,197	1,048	16,452,272	259,046
Partners LargeCap Blend Fund I	18,398,551	179,585	4,984,051	46,475	110,296	1,001	23,272,306	225,041
Partners LargeCap Growth Fund I	21,142,593	179,444	5,757,653	47,557	124,010	1,000	26,776,236	225,987
Partners LargeCap Value Fund	6,997,746	90,150	2,470,805	33,246	47,907	618	9,420,644	122,777
Partners LargeCap Value Fund I	7,963,665	111,412	2,161,496	28,423	48,331	620	10,076,830	139,206
Partners MidCap Growth Fund	4,501,613	44,790	1,332,821	14,262	24,672	253	5,809,762	58,799
Partners MidCap Value Fund I	3,150,266	45,202	1,286,780	16,235	21,080	253	4,415,966	61,180
Partners SmallCap Growth Fund I	3,063,792	30,139	953,608	9,239	18,502	174	3,998,898	39,202
Partners SmallCap Growth Fund III	3,747,500	42,910	1,154,668	12,629	24,083	255	4,878,085	55,284
Partners SmallCap Value Fund I	1,627,751	30,344	591,384	9,031	12,057	175	2,207,078	39,199
Preferred Securities Fund	13,121,802	139,113	3,421,948	33,073	78,125	747	16,465,625	171,438
Real Estate Securities Fund	4,914,626	94,007	3,805,520	65,427	47,038	746	8,673,108	158,688
SmallCap S&P 600 Index Fund	2,123,658	33,229	737,408	11,904	14,473	223	2,846,593	44,910
SmallCap Value Fund	2,419,998	41,331	785,355	12,589	16,605	254	3,188,748	53,666

		$2,675,086		$865,787		$15,881		$3,524,917

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$9,693	$—	$—
Disciplined LargeCap Blend Fund	4,627	2	43,213
High Yield Fund	3,317	-3	3
High Yield Fund I	1,298	—	690
International Emerging Markets Fund	16,962	—	5,194
International Growth Fund	15,545	-1	21,577
LargeCap Growth Fund	854	—	3,404
LargeCap Value Fund	3,610	—	7,993
Partners International Fund	9,308	-23	14,311
Partners LargeCap Blend Fund I	2,714	-18	4,988
Partners LargeCap Growth Fund I	2,099	-14	6,934
Partners LargeCap Value Fund	3,328	-1	5,770
Partners LargeCap Value Fund I	2,492	-9	1,865
Partners MidCap Growth Fund	90	—	3,536
Partners MidCap Value Fund I	1,838	-4	3,762
Partners SmallCap Growth Fund I	844	-2	1,904
Partners SmallCap Growth Fund III	1,852	—	2,052
Partners SmallCap Value Fund I	1,133	-1	1,406
Preferred Securities Fund	4,304	-1	—
Real Estate Securities Fund	3,223	—	28,021
SmallCap S&P 600 Index Fund	844	—	2,896
SmallCap Value Fund	1,576	—	2,288

	$91,551	$-75	$161,807

See accompanying notes

36

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.71%)
Principal Investors Fund, Inc. Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)	8,861,368	$88,348
Disciplined LargeCap Blend Fund (a)	15,759,750	223,473
High Yield Fund (a)	7,069,129	72,459
High Yield Fund II (a)	1,805,833	14,718
International Emerging Markets Fund (a)	2,766,085	80,023
International Growth Fund (a)	18,981,277	234,798
LargeCap Growth Fund (a)	13,216,487	116,702
LargeCap Value Fund (a)	6,836,045	76,290
Partners International Fund (a)	9,492,211	144,756
Partners LargeCap Blend Fund I (a)	12,723,803	115,151
Partners LargeCap Growth Fund I (a)	16,304,088	132,063
Partners LargeCap Value Fund (a)	5,741,290	73,431
Partners LargeCap Value Fund I (a)	5,816,396	74,275
Partners MidCap Growth Fund (a)(b)	3,183,081	32,881
Partners MidCap Value Fund I (a)	2,435,714	30,300
Partners SmallCap Growth Fund I (a)(b)	2,637,162	23,655
Partners SmallCap Growth Fund III (a)(b)	2,634,133	26,315
Partners SmallCap Value Fund I (a)	1,519,173	22,286
Preferred Securities Fund (a)	6,521,234	62,408
Real Estate Securities Fund (a)	3,909,013	67,470
SmallCap S&P 600 Index Fund (a)	1,441,982	22,452
SmallCap Value Fund (a)	1,725,126	26,705

		1,760,959

TOTAL INVESTMENT COMPANIES		$1,760,959

Total Investments		$1,760,959
Other Assets in Excess of Liabilities, Net- 0.29%		5,047

TOTAL NET ASSETS - 100.00%		$1,766,006

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$55,748
Unrealized Depreciation	(112,218)

Net Unrealized Appreciation (Depreciation)	(56,470)
Cost for federal income tax purposes	1,817,429
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	60.22%
International Equity Funds	26.02%
Fixed Income Funds	13.47%
Other Assets in Excess of Liabilities, Net	0.29%

TOTAL NET ASSETS	100.00%

See accompanying notes

37

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	6,881,693	$73,507	2,012,573	$20,703	32,898	$344	8,861,368	$93,866
Disciplined LargeCap Blend Fund	10,956,904	161,920	4,863,743	72,202	60,897	864	15,759,750	233,258
High Yield Fund	5,214,371	54,392	1,886,543	19,034	31,785	318	7,069,129	73,107
High Yield Fund II	1,682,748	14,880	123,085	1,021	—	—	1,805,833	15,901
International Emerging Markets Fund	1,991,821	52,686	783,445	23,409	9,181	257	2,766,085	75,838
International Growth Fund	14,356,690	173,583	4,700,760	60,058	76,173	913	18,981,277	232,728
LargeCap Growth Fund	10,458,590	76,524	2,804,630	25,063	46,733	412	13,216,487	101,175
LargeCap Value Fund	4,859,107	57,442	2,004,669	23,001	27,731	304	6,836,045	80,139
Partners International Fund	6,501,116	103,256	3,024,979	46,986	33,884	499	9,492,211	149,731
Partners LargeCap Blend Fund I	9,699,711	94,998	3,074,421	28,464	50,329	453	12,723,803	123,004
Partners LargeCap Growth Fund I	12,409,583	105,624	3,957,934	32,394	63,429	507	16,304,088	137,506
Partners LargeCap Value Fund	4,104,731	54,841	1,660,806	22,170	24,247	311	5,741,290	76,700
Partners LargeCap Value Fund I	4,412,985	61,888	1,426,789	18,620	23,378	298	5,816,396	80,208
Partners MidCap Growth Fund	2,348,024	23,468	846,351	8,954	11,294	115	3,183,081	32,306
Partners MidCap Value Fund I	1,647,866	23,674	797,465	9,992	9,617	114	2,435,714	33,551
Partners SmallCap Growth Fund I	1,959,889	19,265	688,138	6,607	10,865	101	2,637,162	25,770
Partners SmallCap Growth Fund III	1,950,444	22,485	694,706	7,495	11,017	115	2,634,133	29,865
Partners SmallCap Value Fund I	1,094,727	20,414	431,509	6,555	7,063	101	1,519,173	26,868
Preferred Securities Fund	4,987,053	52,914	1,560,233	15,100	26,052	250	6,521,234	67,764
Real Estate Securities Fund	2,107,526	45,248	1,818,635	31,090	17,148	271	3,909,013	76,067
SmallCap S&P 600 Index Fund	1,037,150	16,321	411,045	6,587	6,213	94	1,441,982	22,814
SmallCap Value Fund	1,262,514	21,759	470,181	7,481	7,569	115	1,725,126	29,125

		$1,331,089		492,986		$6,756		$1,817,291

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$2,208	$—	$—
Disciplined LargeCap Blend Fund	2,360	—	21,933
High Yield Fund	1,808	-1	2
High Yield Fund II	669	—	356
International Emerging Markets Fund	9,522	—	2,915
International Growth Fund	8,390	—	11,632
LargeCap Growth Fund	465	—	1,850
LargeCap Value Fund	2,028	—	4,474
Partners International Fund	5,100	-12	7,820
Partners LargeCap Blend Fund I	1,443	-5	2,646
Partners LargeCap Growth Fund I	1,240	-5	4,096
Partners LargeCap Value Fund	1,967	—	3,396
Partners LargeCap Value Fund I	1,391	-2	1,037
Partners MidCap Growth Fund	48	-1	1,856
Partners MidCap Value Fund I	966	-1	1,975
Partners SmallCap Growth Fund I	543	-1	1,224
Partners SmallCap Growth Fund III	967	—	1,072
Partners SmallCap Value Fund I	766	—	949
Preferred Securities Fund	1,672	—	—
Real Estate Securities Fund	1,407	—	12,084
SmallCap S&P 600 Index Fund	415	—	1,420
SmallCap Value Fund	827	—	1,199

	$46,202	$-28	$83,936

See accompanying notes

38

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.79%)
Principal Investors Fund, Inc. Institutional Class (99.79%)
Bond & Mortgage Securities Fund (a)	1,493,304	$14,888
Disciplined LargeCap Blend Fund (a)	6,440,815	91,331
High Yield Fund (a)	2,984,077	30,587
High Yield Fund II (a)	798,074	6,504
International Emerging Markets Fund (a)	1,161,728	33,609
International Growth Fund (a)	8,238,471	101,910
LargeCap Growth Fund (a)	5,885,023	51,965
LargeCap Value Fund (a)	2,968,852	33,132
Partners International Fund (a)	3,967,706	60,507
Partners LargeCap Blend Fund I (a)	5,171,570	46,803
Partners LargeCap Growth Fund I (a)	6,993,454	56,647
Partners LargeCap Value Fund (a)	2,471,706	31,613
Partners LargeCap Value Fund I (a)	2,608,115	33,306
Partners MidCap Growth Fund (a)(b)	1,394,336	14,403
Partners MidCap Value Fund I (a)	1,062,122	13,213
Partners SmallCap Growth Fund I (a)(b)	1,352,303	12,130
Partners SmallCap Growth Fund III (a)(b)	1,133,053	11,319
Partners SmallCap Value Fund I (a)	777,709	11,409
Preferred Securities Fund (a)	2,209,878	21,149
Real Estate Securities Fund (a)	1,563,507	26,986
SmallCap S&P 600 Index Fund (a)	500,309	7,790
SmallCap Value Fund (a)	740,226	11,459

		722,660

TOTAL INVESTMENT COMPANIES		$722,660

Total Investments		$722,660
Other Assets in Excess of Liabilities, Net - 0.21%		1,536

TOTAL NET ASSETS - 100.00%		$724,196

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$26,027
Unrealized Depreciation	(47,594)

Net Unrealized Appreciation (Depreciation)	(21,567)
Cost for federal income tax purposes	744,227
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	62.62%
International Equity Funds	27.07%
Fixed Income Funds	10.10%
Other Assets in Excess of Liabilities, Net	0.21%

TOTAL NET ASSETS	100.00%

See accompanying notes

39

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	1,181,248	$12,707	323,042	$3,323	10,986	$114	1,493,304	$15,916
Disciplined LargeCap Blend Fund	4,550,391	66,174	1,939,702	28,980	49,278	695	6,440,815	94,459
High Yield Fund	2,242,527	23,401	768,416	7,770	26,866	268	2,984,077	30,902
High Yield Fund II	743,677	6,576	54,397	451	—	—	798,074	7,027
International Emerging Markets Fund	838,611	22,337	331,035	9,956	7,918	219	1,161,728	32,074
International Growth Fund	6,338,695	74,926	1,965,770	25,364	65,994	783	8,238,471	99,507
LargeCap Growth Fund	4,729,498	34,334	1,196,623	10,729	41,098	361	5,885,023	44,702
LargeCap Value Fund	2,142,878	25,081	850,064	9,813	24,090	263	2,968,852	34,631
Partners International Fund	2,738,525	43,473	1,257,250	19,630	28,069	409	3,967,706	62,682
Partners LargeCap Blend Fund I	4,003,696	39,012	1,208,790	11,244	40,916	366	5,171,570	49,882
Partners LargeCap Growth Fund I	5,416,242	46,072	1,630,969	13,427	53,757	427	6,993,454	59,065
Partners LargeCap Value Fund	1,800,675	23,616	691,637	9,292	20,606	264	2,471,706	32,644
Partners LargeCap Value Fund I	2,016,280	28,220	612,573	8,037	20,738	263	2,608,115	35,989
Partners MidCap Growth Fund	1,045,781	10,352	358,305	3,809	9,750	98	1,394,336	14,063
Partners MidCap Value Fund I	731,525	10,451	338,900	4,273	8,303	98	1,062,122	14,624
Partners SmallCap Growth Fund I	1,035,972	10,152	326,976	3,174	10,645	99	1,352,303	13,225
Partners SmallCap Growth Fund III	852,347	9,677	290,226	3,158	9,520	99	1,133,053	12,736
Partners SmallCap Value Fund I	579,475	10,744	205,140	3,148	6,906	99	777,709	13,792
Preferred Securities Fund	1,729,719	18,382	497,245	4,817	17,086	164	2,209,878	23,035
Real Estate Securities Fund	886,867	21,328	690,709	11,969	14,069	219	1,563,507	33,078
SmallCap S&P 600 Index Fund	366,327	5,479	138,325	2,235	4,343	66	500,309	7,648
SmallCap Value Fund	550,271	9,377	196,484	3,150	6,529	99	740,226	12,428

		$551,871		$197,749		$5,473		$744,109

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$376	—	—
Disciplined LargeCap Blend Fund	986	$—	$9,198
High Yield Fund	783	-1	1
High Yield Fund II	296	—	157
International Emerging Markets Fund	4,042	—	1,238
International Growth Fund	3,736	—	5,184
LargeCap Growth Fund	212	—	843
LargeCap Value Fund	902	—	1,993
Partners International Fund	2,164	-12	3,323
Partners LargeCap Blend Fund I	599	-8	1,102
Partners LargeCap Growth Fund I	545	-7	1,801
Partners LargeCap Value Fund	869	—	1,504
Partners LargeCap Value Fund I	640	-5	478
Partners MidCap Growth Fund	21	—	832
Partners MidCap Value Fund I	433	-2	885
Partners SmallCap Growth Fund I	289	-2	651
Partners SmallCap Growth Fund III	427	—	473
Partners SmallCap Value Fund I	408	-1	507
Preferred Securities Fund	572	—	—
Real Estate Securities Fund	585	—	5,116
SmallCap S&P 600 Index Fund	148	—	507
SmallCap Value Fund	364	—	528

	$19,397	$-38	$36,321

See accompanying notes

40

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.59%)
Principal Investors Fund, Inc. Institutional Class (99.59%)
Bond & Mortgage Securities Fund (a)	25,756,288	$256,790
Disciplined LargeCap Blend Fund (a)	1,521,096	21,569
High Yield Fund (a)	137,576	1,410
Inflation Protection Fund (a)	9,090,572	78,815
International Emerging Markets Fund (a)	47,037	1,361
International Growth Fund (a)	1,782,593	22,051
LargeCap Growth Fund (a)	1,286,143	11,357
LargeCap Value Fund (a)	806,773	9,004
Money Market Fund (a)	667,982	668
Partners International Fund (a)	934,574	14,252
Partners LargeCap Blend Fund I (a)	1,352,651	12,241
Partners LargeCap Growth Fund I (a)	1,136,265	9,204
Partners LargeCap Value Fund (a)	747,005	9,554
Partners LargeCap Value Fund I (a)	83,977	1,072
Partners MidCap Growth Fund (a)(b)	128,720	1,330
Partners MidCap Value Fund I (a)	107,218	1,334
Preferred Securities Fund (a)	4,296,173	41,114
Real Estate Securities Fund (a)	1,676,337	28,934
SmallCap S&P600 Index Fund (a)	599,866	9,340
Ultra Short Bond Fund (a)	8,174,177	69,562

		600,962

TOTAL INVESTMENT COMPANIES		$600,962

Total Investments		$600,962
Other Assets in Excess of Liabilities, Net- 0.41%		2,485

TOTAL NET ASSETS - 100.00%		$603,447

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$12,467
Unrealized Depreciation	(49,345)

Net Unrealized Appreciation (Depreciation)	(36,878)
Cost for federal income tax purposes	637,840
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	74.30%
Domestic Equity Funds	19.05%
International Equity Funds	6.24%
Other Assets in Excess of Liabilities, Net	0.41%

TOTAL NET ASSETS	100.00%

See accompanying notes

41

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	22,944,458	$245,548	7,251,585	$75,066	4,439,755	$45,465	25,756,288	$274,897
Disciplined LargeCap Blend Fund	1,191,068	16,326	566,604	8,440	236,576	3,345	1,521,096	21,421
High Yield Fund	—	—	157,980	1,572	20,404	207	137,576	1,367
Inflation Protection Fund	7,733,409	73,809	2,595,653	24,362	1,238,490	11,591	9,090,572	86,563
International Emerging Markets Fund	—	—	49,441	1,327	2,404	70	47,037	1,258
International Growth Fund	1,499,535	15,584	545,579	6,976	262,521	3,176	1,782,593	19,401
LargeCap Growth Fund	1,135,574	7,353	329,395	2,977	178,826	1,562	1,286,143	8,772
LargeCap Value Fund	643,546	7,163	294,602	3,389	131,375	1,442	806,773	9,108
Money Market Fund	—	—	5,377,761	5,378	4,709,779	4,710	667,982	668
Partners International Fund	744,410	11,663	345,993	5,405	155,829	2,318	934,574	14,741
Partners LargeCap Blend Fund I	1,233,522	11,960	334,189	3,116	215,060	1,940	1,352,651	13,108
Partners LargeCap Growth Fund I	960,708	8,103	361,792	2,982	186,235	1,476	1,136,265	9,586
Partners LargeCap Value Fund	590,376	7,168	276,468	3,696	119,839	1,529	747,005	9,328
Partners LargeCap Value Fund I	—	—	89,440	1,082	5,463	69	83,977	1,013
Partners MidCap Growth Fund	—	—	132,752	1,294	4,032	41	128,720	1,253
Partners MidCap Value Fund I	—	—	110,568	1,294	3,350	41	107,218	1,253
Preferred Securities Fund	3,679,648	39,593	1,289,773	12,457	673,248	6,491	4,296,173	45,536
Real Estate Securities Fund	982,146	15,999	988,825	16,719	294,634	4,636	1,676,337	28,081
SmallCap S&P 600 Index Fund	480,182	7,061	220,719	3,540	101,035	1,535	599,866	9,064
Ultra Short Bond Fund	7,030,429	70,536	1,879,686	17,539	735,938	6,881	8,174,177	81,186

		$537,866		$198,611		$98,525		$637,604

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$7,035	$-252	$—
Disciplined LargeCap Blend Fund	248	—	2,365
High Yield Fund	—	2	—
Inflation Protection Fund	5,489	-17	—
International Emerging Markets Fund	—	1	—
International Growth Fund	862	17	1,203
LargeCap Growth Fund	49	4	197
LargeCap Value Fund	263	-2	589
Money Market Fund	4	—	—
Partners International Fund	576	-9	891
Partners LargeCap Blend Fund I	175	-28	323
Partners LargeCap Growth Fund I	94	-23	310
Partners LargeCap Value Fund	276	-7	485
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Preferred Securities Fund	1,160	-23	—
Real Estate Securities Fund	641	-1	5,612
SmallCap S&P 600 Index Fund	189	-2	653
Ultra Short Bond Fund	1,868	-8	—

	$18,929	$-348	$12,628

See accompanying notes

42

Schedule of Investments
SAM Balanced Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.99%)
Principal Investors Fund, Inc. Institutional Class (99.99%)
Disciplined LargeCap Blend Fund (a)	24,954,053	$353,848
Diversified International Fund (a)	23,713,862	312,311
Equity Income Fund I (a)	29,434,268	563,961
High Yield Fund II (a)	22,364,034	182,267
Income Fund (a)	51,828,084	468,526
International Emerging Markets Fund (a)	3,053,355	88,334
LargeCap Growth Fund (a)	63,093,699	557,117
MidCap Stock Fund (a)	8,253,423	132,798
Money Market Fund (a)	47,394,001	47,394
Mortgage Securities Fund (a)	68,833,686	733,079
Partners LargeCap Growth Fund II (a)(b)	31,408,904	267,918
Preferred Securities Fund (a)	14,304,390	136,893
Real Estate Securities Fund (a)	5,412,721	93,424
Short Term Income Fund (a)	19,148,772	223,083
SmallCap Growth Fund (a)(b)	7,747,406	63,606
SmallCap Value Fund (a)	2,826,374	43,752
West Coast Equity Fund (a)	4,802,837	199,894

		4,468,205

TOTAL INVESTMENT COMPANIES		$4,468,205

Total Investments		$4,468,205
Other Assets in Excess of Liabilities, Net - 0.01%		357

TOTAL NET ASSETS - 100.00%		$4,468,562

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$419,020
Unrealized Depreciation	(58,653)

Net Unrealized Appreciation (Depreciation)	360,367
Cost for federal income tax purposes	4,107,838
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	50.94%
Fixed Income Funds	40.08%
International Equity Funds	8.97%
Other Assets in Excess of Liabilities, Net	0.01%

TOTAL NET ASSETS	100.00%

See accompanying notes

43

Schedule of Investments
SAM Balanced Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	30,213,300	$411,746	3,709,548	$57,552	8,968,795	$143,598	24,954,053	$332,052
Diversified International Fund	22,541,978	244,408	3,395,346	46,935	2,223,462	35,303	23,713,862	261,530
Equity Income Fund I	28,989,689	496,473	3,121,662	65,718	2,677,083	57,612	29,434,268	502,506
High Yield Fund II	24,894,467	196,251	1,731,060	14,378	4,261,493	35,637	22,364,034	173,865
Income Fund	53,730,288	489,287	2,620,789	23,804	4,522,993	41,068	51,828,084	470,411
International Emerging Markets Fund	2,736,657	70,791	538,290	16,306	221,592	7,803	3,053,355	81,006
LargeCap Growth Fund	92,645,724	604,721	1,624,267	15,358	31,176,292	302,015	63,093,699	387,338
MidCap Stock Fund	8,367,725	101,772	1,341,022	22,990	1,455,324	27,357	8,253,423	101,553
Money Market Fund	24,764,421	24,765	46,701,298	46,701	24,071,718	24,072	47,394,001	47,394
Mortgage Securities Fund	76,279,192	816,724	1,927,120	20,589	9,372,626	99,869	68,833,686	734,777
Partners LargeCap Growth Fund II	—	—	31,847,410	292,069	438,506	3,701	31,408,904	287,830
Preferred Securities Fund	—	—	15,137,559	143,902	833,169	8,099	14,304,390	135,816
Real Estate Securities Fund	4,578,577	75,651	1,448,924	25,394	614,780	12,871	5,412,721	88,403
Short Term Income Fund	3,567,322	41,401	16,520,154	191,650	938,704	11,032	19,148,772	221,891
SmallCap Growth Fund	9,331,987	49,383	508,607	4,675	2,093,188	20,223	7,747,406	39,839
SmallCap Value Fund	4,294,667	74,526	323,519	5,395	1,791,812	30,472	2,826,374	48,610
West Coast Equity Fund	5,013,322	158,104	394,794	17,761	605,279	27,632	4,802,837	151,885

		$3,856,003		$1,011,177		$888,364		$4,066,706

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,476	$6,352	$50,797
Diversified International Fund	13,835	5,490	30,510
Equity Income Fund I	24,459	-2,073	37,477
High Yield Fund II	8,690	-1,127	4,622
Income Fund	13,656	-1,612	—
International Emerging Markets Fund	11,789	1,712	3,611
LargeCap Growth Fund	2,617	69,274	10,523
MidCap Stock Fund	3,312	4,148	18,374
Money Market Fund	920	—	—
Mortgage Securities Fund	19,604	-2,667	—
Partners LargeCap Growth Fund II	3,879	-538	3,678
Preferred Securities Fund	3,541	13	—
Real Estate Securities Fund	2,411	229	22,186
Short Term Income Fund	3,966	-128	—
SmallCap Growth Fund	—	6,004	4,201
SmallCap Value Fund	1,989	-839	3,148
West Coast Equity Fund	1,871	3,652	14,583

	$121,015	$87,890	$203,710

See accompanying notes

44

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (98.28%)

Principal Investors Fund, Inc. Institutional Class (98.28%)
Disciplined LargeCap Blend Fund (a)	2,368,654	$33,588
Diversified International Fund (a)	2,486,902	32,753
Equity Income Fund I (a)	2,924,628	56,036
High Yield Fund II (a)	4,744,759	38,670
Income Fund (a)	12,623,289	114,115
International Emerging Markets Fund (a)	325,969	9,430
LargeCap Growth Fund (a)	6,117,291	54,016
MidCap Stock Fund (a)	954,400	15,356
Money Market Fund (a)	6,724,687	6,725
Mortgage Securities Fund (a)	15,926,866	169,621
Partners LargeCap Growth Fund II (a)(b)	3,180,358	27,128
Preferred Securities Fund (a)	2,441,901	23,369
Real Estate Securities Fund (a)	566,860	9,784
Short Term Income Fund (a)	4,158,388	48,445
SmallCap Growth Fund (a)(b)	770,942	6,329
SmallCap Value Fund (a)	203,129	3,144
West Coast Equity Fund (a)	512,492	21,330

		669,839

TOTAL INVESTMENT COMPANIES		$669,839

Total Investments		$669,839
Other Assets in Excess of Liabilities, Net — 1.72%		11,734

TOTAL NET ASSETS — 100.00%		$681,573

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,246
Unrealized Depreciation	(8,234)

Net Unrealized Appreciation (Depreciation)	33,012
Cost for federal income tax purposes	636,827
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	58.83%
Domestic Equity Funds	33.26%
International Equity Funds	6.19%
Other Assets in Excess of Liabilities, Net	1.72%

TOTAL NET ASSETS	100.00%

See accompanying notes

45

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,764,103	$36,651	565,701	$8,414	961,150	$15,068	2,368,654	$30,534
Diversified International Fund	2,044,558	21,303	584,777	7,708	142,433	2,259	2,486,902	27,222
Equity Income Fund I	2,660,908	44,711	549,296	10,994	285,576	6,329	2,924,628	49,736
High Yield Fund II	4,288,079	33,018	562,147	4,622	105,467	879	4,744,759	36,737
Income Fund	12,522,870	115,003	891,473	8,098	791,054	7,192	12,623,289	115,645
International Emerging Markets Fund	244,691	6,248	89,823	2,635	8,545	306	325,969	8,616
LargeCap Growth Fund	8,296,270	53,715	725,385	6,262	2,904,364	28,368	6,117,291	38,322
MidCap Stock Fund	808,101	11,338	224,336	3,698	78,037	1,483	954,400	13,665
Money Market Fund	26,690	27	8,802,143	8,802	2,104,146	2,104	6,724,687	6,725
Mortgage Securities Fund	15,861,519	170,632	1,000,639	10,710	935,292	9,938	15,926,866	171,078
Partners LargeCap Growth Fund II	—	—	3,207,773	29,116	27,415	242	3,180,358	28,851
Preferred Securities Fund	—	—	2,469,015	23,251	27,114	260	2,441,901	22,984
Real Estate Securities Fund	446,133	7,724	183,979	3,140	63,252	1,370	566,860	9,471
Short Term Income Fund	3,003,445	35,288	1,240,594	14,421	85,651	999	4,158,388	48,684
SmallCap Growth Fund	800,508	3,925	122,075	1,027	151,641	1,444	770,942	3,895
SmallCap Value Fund	397,669	6,941	48,512	789	243,052	3,918	203,129	3,439
West Coast Equity Fund	462,514	13,768	79,703	3,385	29,725	1,375	512,492	15,915

		$560,292		$147,072		$83,534		$631,519

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$384	$537	$4,946
Diversified International Fund	1,297	470	2,858
Equity Income Fund I	2,206	360	3,330
High Yield Fund II	1,718	-24	902
Income Fund	3,175	-264	—
International Emerging Markets Fund	1,123	39	344
LargeCap Growth Fund	228	6,713	914
MidCap Stock Fund	344	112	1,908
Money Market Fund	109	—	—
Mortgage Securities Fund	4,290	-326	—
Partners LargeCap Growth Fund II	296	-23	281
Preferred Securities Fund	579	-7	—
Real Estate Securities Fund	234	-23	2,112
Short Term Income Fund	939	-26	—
SmallCap Growth Fund	—	387	376
SmallCap Value Fund	202	-373	358
West Coast Equity Fund	180	137	1,404

	$17,304	$7,689	$19,733

See accompanying notes

46

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (100.10%)

Principal Investors Fund, Inc. Institutional Class (100.10%)
Disciplined LargeCap Blend Fund (a)	26,623,500	$377,521
Diversified International Fund (a)	27,459,566	361,643
Equity Income Fund I (a)	31,244,409	598,643
High Yield Fund II (a)	11,342,761	92,444
Income Fund (a)	18,049,804	163,170
International Emerging Markets Fund (a)	3,509,589	101,532
LargeCap Growth Fund (a)	70,786,937	625,049
MidCap Stock Fund (a)	11,069,806	178,113
Money Market Fund (a)	32,243,009	32,243
Mortgage Securities Fund (a)	24,236,088	258,114
Partners LargeCap Growth Fund II (a)(b)	25,260,922	215,476
Preferred Securities Fund (a)	5,819,429	55,692
Real Estate Securities Fund (a)	6,687,146	115,420
Short Term Income Fund (a)	5,951,433	69,334
SmallCap Growth Fund (a)(b)	8,574,329	70,395
SmallCap Value Fund (a)	3,517,238	54,447
West Coast Equity Fund (a)	5,602,941	233,194

		3,602,430

TOTAL INVESTMENT COMPANIES		$3,602,430

Total Investments		$3,602,430
Liabilities in Excess of Other Assets, Net — (0.10)%		(3,721)

TOTAL NET ASSETS — 100.00%		$3,598,709

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$432,226
Unrealized Depreciation	(54,485)

Net Unrealized Appreciation (Depreciation)	377,741
Cost for federal income tax purposes	3,224,689
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	68.59%
Fixed Income Funds	18.64%
International Equity Funds	12.87%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

See accompanying notes

47

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	31,893,539	$436,915	4,259,764	$66,089	9,529,803	$146,765	26,623,500	$357,838
Diversified International Fund	23,782,759	265,178	4,521,295	63,381	844,488	11,892	27,459,566	315,881
Equity Income Fund I	30,622,780	536,948	3,449,652	72,412	2,828,023	59,377	31,244,409	546,584
High Yield Fund II	11,502,756	87,214	868,275	7,213	1,028,270	8,459	11,342,761	85,667
Income Fund	18,330,402	164,451	1,481,315	13,453	1,761,913	16,017	18,049,804	161,691
International Emerging Markets Fund	2,912,083	75,188	711,866	21,919	114,360	3,641	3,509,589	93,341
LargeCap Growth Fund	95,620,382	641,172	1,999,939	18,823	26,833,384	258,142	70,786,937	450,274
MidCap Stock Fund	9,576,542	118,439	1,905,219	32,654	411,955	6,691	11,069,806	143,621
Money Market Fund	148,284	148	32,105,823	32,106	11,098	11	32,243,009	32,243
Mortgage Securities Fund	26,040,632	278,573	742,769	7,934	2,547,313	27,292	24,236,088	258,672
Partners LargeCap Growth Fund II	—	—	26,189,363	240,223	928,441	7,640	25,260,922	231,264
Preferred Securities Fund	—	—	6,307,330	59,275	487,901	4,759	5,819,429	54,560
Real Estate Securities Fund	4,853,568	80,880	2,026,219	36,623	192,641	3,134	6,687,146	113,093
Short Term Income Fund	—	—	6,083,971	70,564	132,538	1,557	5,951,433	69,010
SmallCap Growth Fund	10,417,503	58,117	576,884	5,288	2,420,058	23,274	8,574,329	46,322
SmallCap Value Fund	4,610,932	79,930	387,356	6,465	1,481,050	25,159	3,517,238	60,527
West Coast Equity Fund	5,315,965	169,655	559,170	25,209	272,194	11,452	5,602,941	182,566

		$2,992,808		$779,631		$615,262		$3,203,154

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,899	$1,599	$58,989
Diversified International Fund	16,245	-786	35,820
Equity Income Fund I	26,203	-3,399	40,195
High Yield Fund II	4,375	-301	2,371
Income Fund	4,771	-196	—
International Emerging Markets Fund	13,663	-125	4,185
LargeCap Growth Fund	2,985	48,421	12,009
MidCap Stock Fund	4,453	-781	24,643
Money Market Fund	455	—	—
Mortgage Securities Fund	6,893	-543	—
Partners LargeCap Growth Fund II	3,209	-1,319	3,044
Preferred Securities Fund	1,396	44	—
Real Estate Securities Fund	2,990	-1,276	27,521
Short Term Income Fund	1,104	3	—
SmallCap Growth Fund	—	6,191	4,746
SmallCap Value Fund	2,313	-709	3,551
West Coast Equity Fund	2,199	-846	17,202

	$98,153	$45,977	$234,276

See accompanying notes

48

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.62%)

Principal Investors Fund, Inc. Institutional Class (99.62%)
Disciplined LargeCap Blend Fund (a)	2,981,770	$42,281
Diversified International Fund (a)	1,944,728	25,612
Equity Income Fund I (a)	2,173,892	41,652
High Yield Fund II (a)	6,227,619	50,755
Income Fund (a)	20,324,990	183,738
International Emerging Markets Fund (a)	234,677	6,789
LargeCap Growth Fund (a)	4,849,022	42,817
MidCap Stock Fund (a)	1,040,668	16,744
Money Market Fund (a)	8,443,584	8,444
Mortgage Securities Fund (a)	21,911,660	233,359
Partners LargeCap Growth Fund II (a)(b)	3,020,362	25,764
Preferred Securities Fund (a)	3,408,303	32,617
Real Estate Securities Fund (a)	400,323	6,910
Short Term Income Fund (a)	8,575,511	99,905
SmallCap Growth Fund (a)(b)	675,709	5,548
SmallCap Value Fund (a)	262,979	4,071
West Coast Equity Fund (a)	237,182	9,871

		836,877

TOTAL INVESTMENT COMPANIES		$836,877

Total Investments		$836,877
Other Assets in Excess of Liabilities, Net — 0.38%		3,182

TOTAL NET ASSETS — 100.00%		$840,059

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$38,850
Unrealized Depreciation	(11,945)

Net Unrealized Appreciation (Depreciation)	26,905
Cost for federal income tax purposes	809,972
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	72.47%
Domestic Equity Funds	23.29%
International Equity Funds	3.86%
Other Assets in Excess of Liabilities, Net	0.38%

TOTAL NET ASSETS	100.00%

See accompanying notes

49

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,601,096	$29,929	753,614	$11,032	372,940	$6,086	2,981,770	$35,667
Diversified International Fund	—	—	1,992,872	30,206	48,144	632	1,944,728	29,443
Equity Income Fund I	1,821,286	26,481	470,744	9,420	118,138	2,586	2,173,892	33,284
High Yield Fund II	6,036,864	44,440	1,012,145	8,310	821,390	6,904	6,227,619	46,006
Income Fund	21,581,549	196,131	2,317,371	21,063	3,573,930	32,424	20,324,990	184,315
International Emerging Markets Fund	—	—	240,788	8,091	6,111	175	234,677	7,876
LargeCap Growth Fund	6,710,263	38,774	733,194	6,305	2,594,435	25,232	4,849,022	27,749
MidCap Stock Fund	863,755	9,670	280,558	4,621	103,645	1,915	1,040,668	12,652
Money Market Fund	—	—	8,679,773	8,680	236,189	236	8,443,584	8,444
Mortgage Securities Fund	23,247,856	249,005	2,298,272	24,612	3,634,468	38,591	21,911,660	233,893
Partners LargeCap Growth Fund II	—	—	3,092,557	27,889	72,195	617	3,020,362	27,192
Preferred Securities Fund	—	—	3,523,680	33,965	115,377	1,100	3,408,303	32,831
Real Estate Securities Fund	380,504	6,868	142,104	2,420	122,285	2,673	400,323	6,225
Short Term Income Fund	7,913,033	92,420	1,056,222	12,357	393,744	4,593	8,575,511	100,097
SmallCap Growth Fund	832,642	3,446	131,974	1,118	288,907	2,769	675,709	3,218
SmallCap Value Fund	416,710	7,224	66,977	1,063	220,708	3,723	262,979	4,436
West Coast Equity Fund	220,588	5,299	38,799	1,654	22,205	1,029	237,182	6,264

		$709,687		$212,806		$131,285		$799,592

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$466	$792	$4,527
Diversified International Fund	1,017	-131	2,239
Equity Income Fund I	1,604	-31	2,415
High Yield Fund II	2,268	160	1,159
Income Fund	5,166	-455	—
International Emerging Markets Fund	833	-40	255
LargeCap Growth Fund	177	7,902	711
MidCap Stock Fund	372	276	2,054
Money Market Fund	119	—	—
Mortgage Securities Fund	6,000	-1,133	—
Partners LargeCap Growth Fund II	296	-80	281
Preferred Securities Fund	782	-34	—
Real Estate Securities Fund	164	-390	1,466
Short Term Income Fund	2,034	-87	—
SmallCap Growth Fund	—	1,423	323
SmallCap Value Fund	176	-128	284
West Coast Equity Fund	84	340	648

	$21,558	$8,384	$16,362

See accompanying notes

50

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (100.20%)

Principal Investors Fund, Inc. Institutional Class (100.20%)
Disciplined LargeCap Blend Fund (a)	22,159,803	$314,226
Diversified International Fund (a)	19,242,461	253,423
Equity Income Fund I (a)	21,780,800	417,320
High Yield Fund II (a)	10,215,371	83,255
International Emerging Markets Fund (a)	2,414,490	69,851
LargeCap Growth Fund (a)	46,093,529	407,006
MidCap Stock Fund (a)	8,439,819	135,797
Money Market Fund (a)	23,042,442	23,042
Partners LargeCap Growth Fund II (a)(b)	21,197,576	180,815
Real Estate Securities Fund (a)	4,181,051	72,165
Short Term Income Fund (a)	2,054,924	23,940
SmallCap Growth Fund (a)(b)	5,801,880	47,634
SmallCap Value Fund (a)	2,945,841	45,602
West Coast Equity Fund (a)	4,312,537	179,488

		2,253,564

TOTAL INVESTMENT COMPANIES		$2,253,564

Total Investments		$2,253,564
Liabilities in Excess of Other Assets, Net — (0.20)%		(4,389)

TOTAL NET ASSETS — 100.00%		$2,249,175

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$251,416
Unrealized Depreciation	(53,256)

Net Unrealized Appreciation (Depreciation)	198,160
Cost for federal income tax purposes	2,055,404
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	80.03%
International Equity Funds	14.38%
Fixed Income Funds	5.79%
Liabilities in Excess of Other Assets, Net	(0.20%)

TOTAL NET ASSETS	100.00%

See accompanying notes

51

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	22,526,739	$319,852	3,104,476	$48,061	3,471,412	$53,066	22,159,803	$313,929
Diversified International Fund	16,790,793	191,590	3,034,287	42,363	582,619	8,351	19,242,461	225,379
Equity Income Fund I	20,567,049	370,438	2,325,838	48,831	1,112,087	22,577	21,780,800	394,422
High Yield Fund II	11,050,648	87,136	764,654	6,349	1,599,931	13,316	10,215,371	79,979
International Emerging Markets Fund	2,018,243	52,006	492,572	15,185	96,325	3,064	2,414,490	64,060
LargeCap Growth Fund	66,302,014	457,866	1,235,275	11,660	21,443,760	207,061	46,093,529	301,404
MidCap Stock Fund	7,252,888	89,542	1,467,330	25,325	280,399	4,497	8,439,819	109,620
Money Market Fund	12,173	12	23,802,869	23,804	772,600	774	23,042,442	23,042
Partners LargeCap Growth Fund II	—	—	21,809,441	199,447	611,865	5,033	21,197,576	193,543
Real Estate Securities Fund	3,409,529	62,805	1,100,528	19,235	329,006	6,814	4,181,051	73,331
Short Term Income Fund	—	—	2,142,633	24,844	87,709	1,030	2,054,924	23,820
SmallCap Growth Fund	7,047,025	42,024	430,969	3,944	1,676,114	15,663	5,801,880	33,183
SmallCap Value Fund	3,204,107	55,629	282,699	4,706	540,965	9,096	2,945,841	50,819
West Coast Equity Fund	3,957,965	128,229	545,083	24,944	190,511	8,032	4,312,537	144,322

		$1,857,129		$498,698		$358,374		$2,030,853

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,021	$-918	$42,219
Diversified International Fund	11,365	-223	25,062
Equity Income Fund I	18,216	-2,270	27,942
High Yield Fund II	3,985	-190	2,136
International Emerging Markets Fund	9,429	-67	2,888
LargeCap Growth Fund	1,940	38,939	7,806
MidCap Stock Fund	4,831	-750	17,457
Money Market Fund	304	—	—
Partners LargeCap Growth Fund II	2,222	-871	2,107
Real Estate Securities Fund	1,858	-1,895	17,078
Short Term Income Fund	394	6	—
SmallCap Growth Fund	—	2,878	3,586
SmallCap Value Fund	1,800	-420	2,691
West Coast Equity Fund	1,686	-819	13,206

	$62,051	$33,400	$164,178

See accompanying notes

52

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2010 FUND
Class A shares
Net Asset Value, Beginning of Period	$14.23		$13.28	$12.11	$12.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.34		0.37	0.32	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		1.00	1.08	0.02

Total From Investment Operations	(1.05)		1.37	1.40	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)		(0.35)	(0.15)	—
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	—

Total Dividends and Distributions	(0.67)		(0.42)	(0.23)	—

Net Asset Value, End of Period	$12.51		$14.23	$13.28	$12.11

Total Return(d)	(7.59	)%(e)	10.62%	11.78%	0 .58	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$38,688		$33,273	$17,464	$3,070
Ratio of Expenses to Average Net Assets(f),(g)	0.50	%(h)	0.50%	0.62%	1.30	%(h)
Ratio of Net Investment Income to Average Net Assets	5.33	%(h)	2.69%	2.53%	1.27	%(h)
Portfolio Turnover Rate	4.4	%(h)	14.7%	16.6%	10.2	%(h)

	2008(a)		2007(i)
PRINCIPAL LIFETIME 2010 FUND
Class C shares
Net Asset Value, Beginning of Period	$14.15		$13.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.29		0.15
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		0.75

Total From Investment Operations	(1.10)		0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)		—
Distributions from Realized Gains	(0.23)		—

Total Dividends and Distributions	(0.57)		—

Net Asset Value, End of Period	$12.48		$14.15

Total Return(d)	(7.96	)%(e)	6 .79	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,083		$5,492
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	4.64	%(h)	1.39	%(h)
Portfolio Turnover Rate	4.4	%(h)	14.7	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

53

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2020 FUND
Class A shares
Net Asset Value, Beginning of Period	$15.16		$13.75	$12.28	$12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.33		0.31	0.25	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)		1.54	1.48	0.12

Total From Investment Operations	(1.27)		1.85	1.73	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)		(0.35)	(0.16)	—
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	—

Total Dividends and Distributions	(0.69)		(0.44)	(0.26)	—

Net Asset Value, End of Period	$13.20		$15.16	$13.75	$12.28

Total Return(d)	(8.59	)%(e)	13.75%	14.34%	1.24	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$67,676		$52,923	$23,723	$3,655
Ratio of Expenses to Average Net Assets(f),(g)	0.50	%(h)	0.50%	0.61%	1.40	%(h)
Ratio of Net Investment Income to Average Net Assets	5.00	%(h)	2.17%	1.91%	0.75	%(h)
Portfolio Turnover Rate	1.1	%(h)	15.1%	7.4%	5.5	%(h)

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2020 FUND
Class B shares
Net Asset Value, Beginning of Period	$15.12		$13.72	$12.24	$12.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.31		0.21	0.14	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.62)		1.52	1.50	0.11

Total From Investment Operations	(1.31)		1.73	1.64	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		(0.24)	(0.06)	—
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	—

Total Dividends and Distributions	(0.59)		(0.33)	(0.16)	—

Net Asset Value, End of Period	$13.22		$15.12	$13.72	$12.24

Total Return(d)	(8.90	)%(e)	12.80%	13.57%	0.91	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,901		$11,033	$5,682	$979
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25%	1.40%	2.15	%(h)
Ratio of Net Investment Income to Average Net Assets	4.71	%(h)	1.50%	1.11%	(0.04	)%(h)
Portfolio Turnover Rate	1.1	% (h)	15.1%	7.4%	5.5	%(h)

	2008(a)		2007(i)
PRINCIPAL LIFETIME 2020 FUND
Class C shares
Net Asset Value, Beginning of Period	$15.07		$13.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.29		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		1.18

Total From Investment Operations	(1.32)		1.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		—
Distributions from Realized Gains	(0.29)		—

Total Dividends and Distributions	(0.59)		—

Net Asset Value, End of Period	$13.16		$15.07

Total Return(d)	(8.99	)%(e)	8.97	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,480		$7,038
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	4.42	%(h)	0.51	%(h)
Portfolio Turnover Rate	1.1	%(h)	15.1	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

54

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2030 FUND
Class A shares
Net Asset Value, Beginning of Period	$15.30		$13.64	$12.07	$11.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.35		0.26	0.18	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)		1.81	1.66	0.18

Total From Investment Operations	(1.39)		2.07	1.84	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		(0.31)	(0.15)	—
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	—

Total Dividends and Distributions	(0.71)		(0.41)	(0.27)	—

Net Asset Value, End of Period	$13.20		$15.30	$13.64	$12.07

Total Return(d)	(9.37	)%(e)	15.55%	15.46%	1.60	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$44,190		$39,873	$17,509	$2,564
Ratio of Expenses to Average Net Assets(f),(g)	0.50	%(h)	0.50%	0.64%	1.40	%(h)
Ratio of Net Investment Income to Average Net Assets	5.36	%(h)	1.81%	1.39%	0.14	%(h)
Portfolio Turnover Rate	1.0	%(h)	15.5%	9.4%	4.8	%(h)

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2030 FUND
Class B shares
Net Asset Value, Beginning of Period	$15.28		$13.60	$12.04	$11.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.32		0.15	0.09	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.77)		1.84	1.65	0.19

Total From Investment Operations	(1.45)		1.99	1.74	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.21)	(0.06)	—
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	—

Total Dividends and Distributions	(0.60)		(0.31)	(0.18)	—

Net Asset Value, End of Period	$13.23		$15.28	$13.60	$12.04

Total Return(d)	(9.72	)%(e)	14.86%	14.55%	1.35	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,101		$9,058	$4,175	$789
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25%	1.40%	2.15	%(h)
Ratio of Net Investment Income to Average Net Assets	4.86	%(h)	1.08%	0.72%	(0.68	)%(h)
Portfolio Turnover Rate	1.0	%(h)	15.5%	9.4%	4.8	%(h)

	2008(a)		2007(i)
PRINCIPAL LIFETIME 2030 FUND
Class C shares
Net Asset Value, Beginning of Period	$15.22		$13.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.31		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)		1.46

Total From Investment Operations	(1.43)		1.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		—
Distributions from Realized Gains	(0.32)		—

Total Dividends and Distributions	(0.60)		—

Net Asset Value, End of Period	$13.19		$15.22

Total Return(d)	(9.62	)%(e)	10.53	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,041		$7,651
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	4.70	%(h)	(0.06	)%(h)
Portfolio Turnover Rate	1.0	%(h)	15.5	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.18 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

55

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2040 FUND
Class A shares
Net Asset Value, Beginning of Period	$15.57		$13.68	$12.18	$11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.36		0.22	0.14	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)		2.07	1.76	0.24

Total From Investment Operations	(1.52)		2.29	1.90	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		(0.30)	(0.29)	—
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	—

Total Dividends and Distributions	(0.70)		(0.40)	(0.40)	—

Net Asset Value, End of Period	$13.35		$15.57	$13.68	$12.18

Total Return(d)	(10.02	)%(e)	17.09%	15.93%	1.84	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,520		$24,434	$9,356	$1,433
Ratio of Expenses to Average Net Assets(f),(g)	0.50	%(h)	0.50%	0.64%	1.40	%(h)
Ratio of Net Investment Income to Average Net Assets	5.40	%(h)	1.49%	1.08%	(0.38	)%(h)
Portfolio Turnover Rate	8.5	%(h)	16.5%	13.1%	7.1	%(h)

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2040 FUND
Class B shares
Net Asset Value, Beginning of Period	$15.42		$13.55	$12.16	$11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.32		0.12	0.05	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		2.04	1.74	0.25

Total From Investment Operations	(1.57)		2.16	1.79	0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.19)	(0.29)	—
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	—

Total Dividends and Distributions	(0.59)		(0.29)	(0.40)	—

Net Asset Value, End of Period	$13.26		$15.42	$13.55	$12.16

Total Return(d)	(10.39	)%(e)	16.22%	15.03%	1.67	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,690		$6,161	$3,090	$621
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25%	1.40%	2.15	%(h)
Ratio of Net Investment Income to Average Net Assets	4.75	%(h)	0.86%	0.38%	(1.17	)%(h)
Portfolio Turnover Rate	8.5	%(h)	16.5%	13.1%	7.1	%(h)

	2008(a)		2007(i)
PRINCIPAL LIFETIME 2040 FUND
Class C shares
Net Asset Value, Beginning of Period	$15.49		$13.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.32		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		1.69

Total From Investment Operations	(1.57)		1.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		—
Distributions from Realized Gains	(0.31)		—

Total Dividends and Distributions	(0.59)		—

Net Asset Value, End of Period	$13.33		$15.49

Total Return(d)	(10.35	)%(e)	11.76	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,748		$3,162
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	4.75	%(h)	(0.50	)%(h)
Portfolio Turnover Rate	8.5	%(h)	16.5	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

56

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME 2050 FUND
Class A shares
Net Asset Value, Beginning of Period	$15.36		$13.41	$11.74	$11.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.37		0.19	0.09	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.92)		2.13	1.80	0.30

Total From Investment Operations	(1.55)		2.32	1.89	0.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)		(0.26)	(0.11)	—
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	—

Total Dividends and Distributions	(0.73)		(0.37)	(0.22)	—

Net Asset Value, End of Period	$13.08		$15.36	$13.41	$11.74

Total Return(d)	(10.33	)%(e)	17.71%	16.30%	2.26	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,569		$14,930	$5,685	$553
Ratio of Expenses to Average Net Assets(f),(g)	0.50	%(h)	0.50%	0.64%	1.50	%(h)
Ratio of Net Investment Income to Average Net Assets	5.60	%(h)	1.32%	0.67%	(0.93	)%(h)
Portfolio Turnover Rate	1.7	%(h)	21.2%	15.9%	7.5	%(h)

	2008(a)		2007	2006(i)
PRINCIPAL LIFETIME 2050 FUND
Class B shares
Net Asset Value, Beginning of Period	$15.21		$13.30	$12.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.32		0.02	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.91)		2.18	0.71

Total From Investment Operations	(1.59)		2.20	0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.18)	—
Distributions from Realized Gains	(0.36)		(0.11)	—

Total Dividends and Distributions	(0.63)		(0.29)	—

Net Asset Value, End of Period	$12.99		$15.21	$13.30

Total Return(d)	(10.70	)%(e)	16.80%	5.22	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,104		$2,106	$451
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25%	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	4.86	%(h)	0.15%	(0.63	)%(h)
Portfolio Turnover Rate	1.7	%(h)	21.2%	15.9	%(h)

	2008(a)		2007(j)
PRINCIPAL LIFETIME 2050 FUND
Class C shares
Net Asset Value, Beginning of Period	$15.28		$13.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.29		(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)		1.72

Total From Investment Operations	(1.59)		1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		—
Distributions from Realized Gains	(0.36)		—

Total Dividends and Distributions	(0.63)		—

Net Asset Value, End of Period	$13.06		$15.28

Total Return(d)	(10.65	)%(e)	12.02	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,052		$1,560
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	4.38	%(h)	(0.66	)%(h)
Portfolio Turnover Rate	1.7	%(h)	21.2	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

57

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$12.95		$12.74	$11.98	$11.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.34		0.51	0.40	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.98)		0.15	0.68	(0.06)

Total From Investment Operations	(0.64)		0.66	1.08	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.51)		(0.39)	(0.20)	—
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	—

Total Dividends and Distributions	(0.68)		(0.45)	(0.32)	—

Net Asset Value, End of Period	$11.63		$12.95	$12.74	$11.98

Total Return(d)	(5.11	)%(e)	5.30%	9.16%	0.17	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,848		$15,668	$6,635	$1,832
Ratio of Expenses to Average Net Assets(f),(g)	0.50	%(h)	0.50%	0.65%	1.30	%(h)
Ratio of Net Investment Income to Average Net Assets	5.78	%(h)	3.98%	3.24%	1.90	%(h)
Portfolio Turnover Rate	33.8	%(h)	25.3%	48.9%	43.8	%(h)

	2008(a)		2007	2006(i)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$12.82		$12.63	$12.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.31		0.40	0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		0.16	0.28

Total From Investment Operations	(0.69)		0.56	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)		(0.31)	—
Distributions from Realized Gains	(0.17)		(0.06)	—

Total Dividends and Distributions	(0.59)		(0.37)	—

Net Asset Value, End of Period	$11.54		$12.82	$12.63

Total Return(d)	(5.56	)%(e)	4.51%	4.21	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$783		$758	$114
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25%	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	5.26	%(h)	3.18%	3.00	%(h)
Portfolio Turnover Rate	33.8	% (h)	25.3%	48.9	%(h)

	2008(a)		2007(j)
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$12.87		$12.53
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.30		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.98)		—

Total From Investment Operations	(0.68)		0.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)		—
Distributions from Realized Gains	(0.17)		—

Total Dividends and Distributions	(0.59)		—

Redemption fees	—		0.01

Net Asset Value, End of Period	$11.60		$12.87

Total Return(d)	(5.46	)%(e)	2.71	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,366		$2,577
Ratio of Expenses to Average Net Assets(f),(g)	1.25	%(h)	1.25	%(h)
Ratio of Net Investment Income to Average Net Assets	5.03	%(h)	3.27	%(h)
Portfolio Turnover Rate	33.8	%(h)	25.3	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Does not include expenses of the investment companies in which the Fund invests.

(h)	Computed on an annualized basis.

(i)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

58

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SAM BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$16.18		$14.51	$13.32	$12.64	$11.85	$10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.34	(b)	0.37 (b)	0.28	0.23	0.20	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		1.70	1.20	0.68	0.79	1.62

Total From Investment Operations	(0.90)		2.07	1.48	0.91	0.99	1.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)		(0.32)	(0.29)	(0.23)	(0.20)	(0.23)
Distributions from Realized Gains	(0.77)		(0.08)	—	—	—	—

Total Dividends and Distributions	(1.15)		(0.40)	(0.29)	(0.23)	(0.20)	(0.23)

Net Asset Value, End of Period	$14.13		$16.18	$14.51	$13.32	$12.64	$11.85

Total Return(c)	(5.80	)%(d)	14.48%	11.26%	7.20%	8.51%	18.07%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,368,350		$2,594,033	$2,389,102	$2,125,167	$1,524,988	$792,423
Ratio of Expenses to Average Net Assets(e)	0.65	%(f)	0.64%	0.66%	0.94%	0.98%	1.02%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		0.64%	0.66%	0.94%	0.98%	1.02%
Ratio of Net Investment Income to Average Net Assets	4.71	%(f)	2.42%	2.01%	1.69%	1.56%	2.03%
Portfolio Turnover Rate	38.7	%(f)	14.6%	10.0%	0.0%	2.0%	5.0%

	2008(a)		2007	2006	2005	2004	2003
SAM BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$16.14		$14.47	$13.28	$12.61	$11.82	$10.22
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.28	(b)	0.26 (b)	0.17	0.12	0.10	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		1.69	1.21	0.67	0.79	1.61

Total From Investment Operations	(0.96)		1.95	1.38	0.79	0.89	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)		(0.20)	(0.19)	(0.12)	(0.10)	(0.15)
Distributions from Realized Gains	(0.77)		(0.08)	—	—	—	—

Total Dividends and Distributions	(1.09)		(0.28)	(0.19)	(0.12)	(0.10)	(0.15)

Net Asset Value, End of Period	$14.09		$16.14	$14.47	$13.28	$12.61	$11.82

Total Return(c)	(6.17	)%(d)	13.64%	10.44%	6.32%	7.59%	17.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,161,778		$1,377,682	$1,414,695	$1,419,870	$1,354,528	$1,074,925
Ratio of Expenses to Average Net Assets(e)	1.42	%(f)	1.40%	1.43%	1.72%	1.75%	1.78%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.40%	1.43%	1.72%	1.75%	1.78%
Ratio of Net Investment Income to Average Net Assets	3.98	%(f)	1.69%	1.24%	0.91%	0.79%	1.27%
Portfolio Turnover Rate	38.7	%(f)	14.6%	10.0%	0.0%	2.0%	5.0%

	2008(a)		2007	2006	2005	2004	2003
SAM BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$16.05		$14.40	$13.22	$12.55	$11.78	$10.20
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.28	(b)	0.25 (b)	0.17	0.13	0.10	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		1.69	1.20	0.67	0.78	1.60

Total From Investment Operations	(0.96)		1.94	1.37	0.80	0.88	1.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)		(0.21)	(0.19)	(0.13)	(0.11)	(0.16)
Distributions from Realized Gains	(0.77)		(0.08)	—	—	—	—

Total Dividends and Distributions	(1.09)		(0.29)	(0.19)	(0.13)	(0.11)	(0.16)

Net Asset Value, End of Period	$14.00		$16.05	$14.40	$13.22	$12.55	$11.78

Total Return(c)	(6.20	)%(d)	13.59%	10.47%	6.41%	7.64%	17.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$886,449		$966,785	$883,759	$734,801	$482,799	$234,076
Ratio of Expenses to Average Net Assets(e)	1.40	%(f)	1.40%	1.41%	1.70%	1.74%	1.76%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.40%	1.41%	1.70%	1.74%	1.76%
Ratio of Net Investment Income to Average Net Assets	3.96	%(f)	1.65%	1.26%	0.93%	0.80%	1.29%
Portfolio Turnover Rate	38.7	%(f)	14.6%	10.0%	0.0%	2.0%	5.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

59

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$11.93		$11.12	$10.49	$10.27	$9.81	$8.83
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.26	(b)	0.36 (b)	0.31	0.26 (b)	0.24	0.28 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		0.86	0.65	0.23	0.47	0.97

Total From Investment Operations	(0.34)		1.22	0.96	0.49	0.71	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)		(0.33)	(0.31)	(0.26)	(0.25)	(0.27)
Distributions from Realized Gains	(0.41)		(0.08)	(0.02)	(0.01)	—	—

Total Dividends and Distributions	(0.70)		(0.41)	(0.33)	(0.27)	(0.25)	(0.27)

Net Asset Value, End of Period	$10.89		$11.93	$11.12	$10.49	$10.27	$9.81

Total Return(c)	(2.93	)%(d)	11.17%	9.31%	4.82%	7.29%	14.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$314,832		$317,494	$309,946	$291,796	$207,816	$94,005
Ratio of Expenses to Average Net Assets(e)	0.67	%(f)	0.66%	0.68%	1.00%	1.04%	1.05%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		0.66%	0.68%	1.00%	1.04%	1.09%
Ratio of Net Investment Income to Average Net Assets	4.73	%(f)	3.18%	2.89%	2.47%	2.42%	2.99%
Portfolio Turnover Rate	25.7	%(f)	12.7%	13.0%	2.0%	2.0%	4.0%

	2008(a)		2007	2006	2005	2004	2003
SAM CONSERVATIVE BALANCED PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$11.91		$11.10	$10.47	$10.25	$9.79	$8.82
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.22	(b)	0.28 (b)	0.23	0.18 (b)	0.17	0.21 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)		0.85	0.65	0.23	0.46	0.96

Total From Investment Operations	(0.39)		1.13	0.88	0.41	0.63	1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.24)	(0.23)	(0.18)	(0.17)	(0.20)
Distributions from Realized Gains	(0.41)		(0.08)	(0.02)	(0.01)	—	—

Total Dividends and Distributions	(0.65)		(0.32)	(0.25)	(0.19)	(0.17)	(0.20)

Net Asset Value, End of Period	$10.87		$11.91	$11.10	$10.47	$10.25	$9.79

Total Return(c)	(3.31	)%(d)	10.33%	8.50%	4.02%	6.47%	13.46%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$147,644		$159,229	$166,857	$169,869	$161,623	$116,742
Ratio of Expenses to Average Net Assets(e)	1.46	%(f)	1.43%	1.45%	1.78%	1.81%	1.82%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.43%	1.45%	1.78%	1.81%	1.86%
Ratio of Net Investment Income to Average Net Assets	3.99	%(f)	2.42%	2.12%	1.69%	1.65%	2.22%
Portfolio Turnover Rate	25.7	%(f)	12.7%	13.0%	2.0%	2.0%	4.0%

	2008(a)		2007	2006	2005	2004	2003
SAM CONSERVATIVE BALANCED PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$11.86		$11.06	$10.43	$10.22	$9.76	$8.80
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.22	(b)	0.27 (b)	0.23	0.18 (b)	0.16	0.21 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		0.85	0.65	0.22	0.48	0.97

Total From Investment Operations	(0.38)		1.12	0.88	0.40	0.64	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.24)	(0.23)	(0.18)	(0 .18)	(0.22)
Distributions from Realized Gains	(0.41)		(0.08)	(0.02)	(0.01)	—	—

Total Dividends and Distributions	(0.66)		(0.32)	(0.25)	(0.19)	(0.18)	(0.22)

Net Asset Value, End of Period	$10.82		$11.86	$11.06	$10.43	$10.22	$9.76

Total Return(c)	(3.31	)%(d)	10.31%	8.57%	4.00%	6.55%	13.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$185,161		$181,365	$170,789	$152,208	$97,315	$51,284
Ratio of Expenses to Average Net Assets(e)	1.42	%(f)	1.41%	1.43%	1.76%	1.79%	1.80%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.41%	1.43%	1.76%	1.79%	1.84%
Ratio of Net Investment Income to Average Net Assets	3.96	%(f)	2.42%	2.14%	1.71%	1.67%	2.24%
Portfolio Turnover Rate	25.7	%(f)	12.7%	13.0%	2.0%	2.0%	4.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

60

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$19.04		$16.44	$14.67	$13.56	$12.47	$10.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38		0.29	0.18	0.13	0.10	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		2.52	1.73	1.11	1.06	2.14

Total From Investment Operations	(1.51)		2.81	1.91	1.24	1.16	2.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)		(0.21)	(0.14)	(0.13)	(0.07)	(0.14)
Distributions from Realized Gains	(1.08)		—	—	—	—	(0.04)

Total Dividends and Distributions	(1.55)		(0.21)	(0.14)	(0.13)	(0.07)	(0.18)

Net Asset Value, End of Period	$15.98		$19.04	$16.44	$14.67	$13.56	$12.47

Total Return(c)	(8.42	)%(d)	17.26%	13.07%	9.19%	9.44%	22.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,784,144		$2,002,371	$1,822,661	$1,561,310	$1,157,038	$615,501
Ratio of Expenses to Average Net Assets(e)	0.66	%(f)	0.65%	0.67%	0.97%	1.01%	1.05%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		0.65%	0.67%	0.97%	1.01%	1.05%
Ratio of Net Investment Income to Average Net Assets	4.72	%(f)	1.68%	1.16%	0.89%	0.74%	1.24%
Portfolio Turnover Rate	33.1	%(f)	16.2%	11.0%	1.0%	5.0%	7.0%

	2008(a)		2007	2006	2005	2004	2003
SAM CONSERVATIVE GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$18.36		$15.86	$14.25	$13.17	$12.18	$10.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.31		0.16	0.06	0.02	—	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.83)		2.42	1.67	1.09	1.04	2.09

Total From Investment Operations	(1.52)		2.58	1.73	1.11	1.04	2.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)		(0.08)	(0.12)	(0.03)	(0.05)	(0.06)
Distributions from Realized Gains	(1.08)		—	—	—	—	(0.04)

Total Dividends and Distributions	(1.42)		(0.08)	(0.12)	(0.03)	(0.05)	(0.10)

Net Asset Value, End of Period	$15.42		$18.36	$15.86	$14.25	$13.17	$12.18

Total Return(c)	(8.73	)%(d)	16.35%	12.19%	8.42%	8.53%	21.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$889,434		$1,089,177	$1,093,660	$1,059,655	$1,001,081	$827,312
Ratio of Expenses to Average Net Assets(e)	1.43	%(f)	1.41%	1.44%	1.75%	1.78%	1.81%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.41%	1.44%	1.75%	1.78%	1.81%
Ratio of Net Investment Income to Average Net Assets	4.01	%(f)	0.96%	0.39%	0.11%	(0.03)%	0.48%
Portfolio Turnover Rate	33.1	%(f)	16.2%	11.0%	1.0%	5.0%	7.0%

	2008(a)		2007	2006	2005	2004	2003
SAM CONSERVATIVE GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$18.22		$15.75	$14.15	$13.11	$12.13	$10.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.31		0.15	0.06	0.02	—	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.81)		2.42	1.66	1.08	1.03	2.08

Total From Investment Operations	(1.50)		2.57	1.72	1.10	1.03	2.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)		(0.10)	(0 .12)	(0.06)	(0.05)	(0.07)
Distributions from Realized Gains	(1.08)		—	—	—	—	(0.04)

Total Dividends and Distributions	(1.43)		(0.10)	(0.12)	(0.06)	(0.05)	(0.11)

Net Asset Value, End of Period	$15.29		$18.22	$15.75	$14.15	$13.11	$12.13

Total Return(c)	(8.73	)%(d)	16.38%	12.21%	8.40%	8.53%	21.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$878,774		$1,000,468	$906,470	$727,829	$482,019	$195,556
Ratio of Expenses to Average Net Assets(e)	1.41	%(f)	1.41%	1.43%	1.73%	1.76%	1.79%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.41%	1.43%	1.73%	1.76%	1.79%
Ratio of Net Investment Income to Average Net Assets	3.96	%(f)	0.92%	0.40%	0.13%	(0.01)%	0.50%
Portfolio Turnover Rate	33.1	%(f)	16 .2%	11.0%	1.0%	5.0%	7.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

61

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$11.92		$11.54	$11.19	$11.26	$10.92	$10.17
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.27	(b)	0.44 (b)	0.41	0.35	0.34 (b)	0.38 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)		0.41	0.39	(0.03)	0.35	0.77

Total From Investment Operations	(0.08)		0.85	0.80	0.32	0.69	1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.43)	(0.42)	(0.35)	(0.35)	(0.38)
Distributions from Realized Gains	(0.27)		(0.04)	(0.03)	(0.04)	—	(0.02)

Total Dividends and Distributions	(0.55)		(0.47)	(0.45)	(0.39)	(0.35)	(0.40)

Net Asset Value, End of Period	$11.29		$11.92	$11.54	$11.19	$11.26	$10.92

Total Return(c)	(0.71	)%(d)	7.54%	7.28%	2.79%	6.38%	11.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$429,738		$393,734	$401,786	$443,361	$357,735	$224,192
Ratio of Expenses to Average Net Assets(e)	0.66	%(f)	0.65%	0.67%	1.00%	1.02%	1.04%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		0.65%	0.67%	1.00%	1.02%	1.04%
Ratio of Net Investment Income to Average Net Assets	4.69	%(f)	3.75%	3.60%	3.10%	3.07%	3.64%
Portfolio Turnover Rate	32.3	%(f)	9.7%	8.0%	3.0%	3.0%	3.0%

	2008(a)		2007	2006	2005	2004	2003
SAM FLEXIBLE INCOME PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$11.91		$11.53	$11.17	$11.24	$10.90	$10.15
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.22	(b)	0.35 (b)	0.33	0.26	0.26 (b)	0.30 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		0.41	0.39	(0.03)	0.34	0.77

Total From Investment Operations	(0.14)		0.76	0.72	0.23	0.60	1.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.34)	(0.33)	(0.26)	(0.26)	(0.30)
Distributions from Realized Gains	(0.27)		(0.04)	(0.03)	(0.04)	—	(0.02)

Total Dividends and Distributions	(0.50)		(0.38)	(0.36)	(0.30)	(0.26)	(0.32)

Net Asset Value, End of Period	$11.27		$11.91	$11.53	$11.17	$11.24	$10.90

Total Return(c)	(1.18	)%(d)	6.72%	6.54%	1.99%	5.56%	10.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$243,844		$258,168	$317,142	$384,036	$418,994	$371,639
Ratio of Expenses to Average Net Assets(e)	1.44	%(f)	1.42%	1.44%	1.77%	1.79%	1.79%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.42%	1.44%	1.77%	1.79%	1.79%
Ratio of Net Investment Income to Average Net Assets	3.95	%(f)	3.00%	2.83%	2.33%	2.30%	2.89%
Portfolio Turnover Rate	32.3	%(f)	9.7%	8.0%	3.0%	3.0%	3.0%

	2008(a)		2007	2006	2005	2004	2003
SAM FLEXIBLE INCOME PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$11.85		$11.47	$11.12	$11.19	$10.86	$10.13
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.22	(b)	0.35 (b)	0.32	0.26	0.26 (b)	0.30 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		0.41	0.39	(0.03)	0.34	0.76

Total From Investment Operations	(0.14)		0.76	0.71	0.23	0.60	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.34)	(0.33)	(0.26)	(0.27)	(0.31)
Distributions from Realized Gains	(0.27)		(0.04)	(0.03)	(0.04)	—	(0.02)

Total Dividends and Distributions	(0.50)		(0.38)	(0.36)	(0.30)	(0.27)	(0.33)

Net Asset Value, End of Period	$11.21		$11.85	$11.47	$11.12	$11 .19	$10.86

Total Return(c)	(1.18	)%(d)	6.76%	6.52%	2.06%	5.57%	10.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$158,106		$143,587	$148,386	$162,140	$127,771	$68,746
Ratio of Expenses to Average Net Assets(e)	1.42	%(f)	1.42%	1.43%	1.76%	1.78%	1.79%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—%		1.42%	1.43%	1.76%	1.78%	1.79%
Ratio of Net Investment Income to Average Net Assets	3.93	%(f)	2.99%	2.84%	2.34%	2.31%	2.89%
Portfolio Turnover Rate	32.3	%(f)	9.7%	8.0%	3.0%	3.0%	3.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

62

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
Net Asset Value, Beginning of Period	$21.28		$18.13	$15.99	$14.49	$13.16	$10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.42		0.25	0.13	0.06	0.01	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.44)		3.12	2.10	1.48	1.32	2.63

Total From Investment Operations	(2.02)		3.37	2.23	1.54	1.33	2.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)		(0.22)	(0.09)	(0.04)	—	—
Distributions from Realized Gains	(1.15)		—	—	—	—	(0.09)

Total Dividends and Distributions	(1.62)		(0.22)	(0.09)	(0.04)	—	(0.09)

Net Asset Value, End of Period	$17.64		$21.28	$18.13	$15.99	$14.49	$13.16

Total Return(c)	(10.01	)%(d)	18.75%	13.99%	10.61%	10.11%	25.24%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,099,505		$1,232,964	$1,074,546	$885,165	$609,250	$298,852
Ratio of Expenses to Average Net Assets(e)	0.69	%(f)	0.68%	0.71%	1.02%	1.07%	1.13%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—	%(f)	0.68%	0.71%	1.02%	1.07%	1.13%
Ratio of Net Investment Income to Average Net Assets	4.74	%(f)	1.30%	0.74%	0.38%	0.07%	0.30%
Portfolio Turnover Rate	30.9	%(f)	15.7%	12.0%	1.0%	3.0%	7.0%

	2008(a)		2007	2006	2005	2004	2003
SAM STRATEGIC GROWTH PORTFOLIO
Class B shares
Net Asset Value, Beginning of Period	$20.15		$17.18	$15.25	$13.90	$12.73	$10.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.12	(0.01)	(0.06)	(0.09)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.34)		2.94	2.01	1.41	1.26	2.55

Total From Investment Operations	(1.99)		3.06	2.00	1.35	1.17	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.33)		(0.09)	(0.07)	—	—	—
Distributions from Realized Gains	(1.15)		—	—	—	—	(0.09)

Total Dividends and Distributions	(1.48)		(0.09)	(0.07)	—	—	(0.09)

Net Asset Value, End of Period	$16.68		$20.15	$17.18	$15.25	$13.90	$12.73

Total Return(c)	(10.37	)%(d)	17.86%	13.16%	9.71%	9.19%	24.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$575,463		$730,737	$718,841	$672,826	$612,914	$484,656
Ratio of Expenses to Average Net Assets(e)	1.46	%(f)	1.39%	1.48%	1.79%	1.83%	1.88%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—	%(f)	1.39%	1.48%	1.79%	1.83%	1.88%
Ratio of Net Investment Income to Average Net Assets	4.12	%(f)	0.64%	(0.03)%	(0.39)%	(0.69)%	(0.45)%
Portfolio Turnover Rate	30.9	%(f)	15.7%	12.0%	1.0%	3.0%	7.0%

	2008(a)		2007	2006	2005	2004	2003
SAM STRATEGIC GROWTH PORTFOLIO
Class C shares
Net Asset Value, Beginning of Period	$20.19		$17.22	$15.29	$13.93	$12.74	$10.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.09	—	(0.06)	(0.09)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.32)		2.98	2.00	1.42	1.28	2.56

Total From Investment Operations	(1.98)		3.07	2.00	1.36	1.19	2.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)		(0.10)	(0.07)	—	—	—
Distributions from Realized Gains	(1.15)		—	—	—	—	(0.09)

Total Dividends and Distributions	(1.49)		(0.10)	(0.07)	—	—	(0.09)

Net Asset Value, End of Period	$16.72		$20.19	$17.22	$15.29	$13.93	$12.74

Total Return(c)	(10.35	)%(d)	17.90%	13.12%	9.76%	9.34%	24.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$535,310		$616,494	$545,153	$417,865	$277,136	$107,826
Ratio of Expenses to Average Net Assets(e)	1.45	%(f)	1.49%	1.47%	1.77%	1.81%	1.84%
Ratio of Gross Expenses to Average Net Assets(e),(g)	—	%(f)	1.49%	1.47%	1.77%	1.81%	1.84%
Ratio of Net Investment Income to Average Net Assets	4.02	%(f)	0.49%	(0.02)%	(0.37)%	(0.67)%	(0.41)%
Portfolio Turnover Rate	30.9	%(f)	15.7%	12.0%	1.0%	3.0%	7.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

63

FUND DIRECTORS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	112	The McClatchy
Director since 2004			Company
Member, Nominating and Governance Committee 1948

Kristianne Blake	President, Kristianne Gates Blake, P.S.	112	Avista Corporation;
Director since 2007			Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	112	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications, Inc.	112	Calamos Asset
Director since 1985			Management, Inc.
Member, Nominating and Governance Committee Member, Executive Committee 1940

Mark A. Grimmett	Executive Vice President and CFO,	112	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee 1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	112	None
Director since 2005 Member, Audit Committee 1951

William C. Kimball	Retired. Former Chairman and CEO,	112	Casey’s General Stores,
Director since 2000	Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance Committee 1947

Barbara A. Lukavsky	President and CEO, Barbican	112	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance Committee 1940

Daniel Pavelich	Retired. Formerly, Chairman and	112	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee 1944

64

  The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher	Director, Principal Management	112	None
Director, Vice Chairman and CEO	Corporation, since 1999. Director,
Member, Executive Committee	Principal Funds Distributor, Inc. since
1952	2007. Director, Princor since 1999.
President Princor 1999-2005. Senior
Vice President, Principal Life, since
2002. Prior thereto, Vice President.

William G. Papesh	Retired December 2007. Prior thereto,	112	None
Director	President and Director of Edge Asset
Member, Operations Committee	Management, Inc. since 2007;
1943	President and CEO of WM Group of
Funds 1987-2006.

Larry D. Zimpleman	Chairman and Director, Principal	112	None
Director and Chairman of the Board	Management Corporation and Princor
Member, Executive Committee	since 2001. Chief Executive Officer
1951	Principal Life since 2008, President
and Chief Operating Officer, Principal
Life since 2006. President, Retirement
and Investor Services, Principal
Financial Group, Inc. 2003-2006.
Executive Vice President, 2001-2003,
and prior thereto, Senior Vice
President, Principal Life.

*	Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**	Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.
  The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett	Vice President and Treasurer, Principal Life.
Treasurer 711 High Street, Des Moines, IA50392 1952

Michael J. Beer	Executive Vice President and Chief Operating
Executive Vice President	Officer, Principal Management Corporation.
711 High Street, Des Moines, IA50392	Executive Vice President, Principal Funds
1961	Distributor, Inc., since 2007. President, Princor, since
2005.

Randy L. Bergstrom	Counsel, Principal Life.
Assistant Tax Counsel 711 High Street, Des Moines, IA50392 1955

65

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown	Vice President, Product & Distribution Compliance,
Chief Compliance Officer	Principal Life. Senior Vice President, Principal
711 High Street, Des Moines, IA 50392	Management Corporation since 2004. Senior Vice
1960	President, Principal Funds Distributor, Inc., since
2007. Second Vice President, Princor, since 2003,
and prior thereto, Vice President, Principal
Management Corporation and Princor.

Jill R. Brown	Second Vice President, Principal Financial Group and
Senior Vice President	Senior Vice President, Principal Management
1100 Investment Blvd, ste 200	Corporation and Princor, since 2006. Chief Financial
El Dorado Hills, CA 95762	Officer, Princor since 2003. Vice President, Princor
1967	2003-2006. Senior Vice President and Chief Financial
Officer, Principal Funds Distributor, Inc., since 2007.
Prior thereto, Assistant Financial Controller, Principal
Life.

Nora M. Everett	President since 2008, Senior Vice President and
President	Deputy General Counsel, Principal Financial Group,
711 High Street Des Moines, IA 50392	Inc. 2004-2008. Vice President and Counsel,
1959	Principal Financial Group, Inc. 2001-2004.

Cary Fuchs	President, Principal Funds Distributor, since 2007;
Senior Vice President of Distribution	Director of Mutual Fund Operations, Principal
1100 Investment Blvd, ste 200	Shareholder Services, since 2005; prior thereto,
El Dorado Hills, CA 95762	Divisional Vice President Boston Financial Data
1957	Services.

Steve Gallaher	Second Vice President and Counsel, Principal Life
Assistant Counsel	since 2006. Self-Employed Writer in 2005. 2004 and
711 High Street Des Moines, IA 50392	prior thereto Senior Vice President and Counsel of
1955	Principal Residential Mortgage, Inc.

Ernie H. Gillum	Vice President and Chief Compliance Officer,
Vice President, Assistant Secretary	Principal Management Corporation, since 2004, and
711 High Street Des Moines, IA 50392	prior thereto, Vice President, Compliance and Product
1955	Development, Principal Management Corporation.

Patrick A. Kirchner	Counsel, Principal Life.
Assistant Counsel 711 High Street, Des Moines, IA 50392 1960

Carolyn F. Kolks	Counsel, Principal Life, since 2003 and prior thereto,
Assistant Tax Counsel	Attorney.
711 High Street, Des Moines, IA 50392 1962

Sarah J. Pitts	Counsel, Principal Life.
Assistant Counsel 711 High Street, Des Moines, IA 50392 1945

Layne A. Rasmussen	Vice President and Controller — Mutual Funds,
Vice President, Controller, and CFO	Principal Management Corporation.
711 High Street, Des Moines, IA 50392 1958

66

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael D. Roughton	Vice President and Senior Securities Counsel,
Counsel	Principal Financial Group, Inc. Senior Vice President
711 High Street, Des Moines, IA 50392	and Counsel, Principal Management Corporation,
1951	Principal Funds Distributor, Inc., and Princor.
Counsel, Principal Global.

Adam U. Shaikh	Counsel, Principal Life, since 2006. Prior thereto,
Assistant Counsel	practicing attorney.
711 High Street, Des Moines, IA 50392 1972

Dan Westholm	Director Treasury, since 2003. Prior thereto, Assistant
Assistant Treasurer	Treasurer.
711 High Street, Des Moines, IA 50392 1966

Beth Wilson	Director and Secretary, Principal Funds, since 2007.
Vice President and Secretary	Prior thereto, Business Manager for Pella
711 High Street, Des Moines, IA 50392	Corporation.
1956

The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.
The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.
The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.
Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.
SOURCE OF DISTRIBUTIONS
To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

67

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (“PIF”) approved (1) two Sub-advisory agreements related to the Partners MidCap Growth Fund II series of PIF (“MidCap Growth II”), one with MacKay Shields, LLC (“MacKay Shields”), and the other, an amended Sub-advisory agreement with Jacobs Levy Equity Management, Inc. (“Jacobs Levy”); (2) two Sub-advisory agreements related to the International Value series of PIF (“International Value”), one with AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) and the other with Causeway Capital Management LLC (“Causeway”); (3) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) relating to International Value.
MacKay Shields and Jacobs Levy Sub-advisory Agreements
At its December 10, 2007 meeting, the Board considered whether to enter into Sub-advisory Agreements with MacKay Shields and Jacobs Levy, on behalf of MidCap Growth II.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of MidCap Growth III, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.
The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of June 30, 2007, each Sub-advisor had outperformed its category and benchmark index over the last one, three and five year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board reviewed the proposed subadvisory fees and the effect of the new agreements on the subadvisory fees the Manager pays. It noted that the proposed subadvisory fee schedule for MacKay Shields is lower than the subadvisory fee schedule of the existing sub-advisor to the Fund. The Board noted that although the proposed subadvisory fee schedule for Jacobs Levy is higher than the subadvisory fee schedule of the existing sub-advisor to the Fund, based upon the proposed allocation of the current assets between the two proposed Sub-advisors, the aggregate subadvisory fee paid would be lower. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that MacKay Shields represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients. The Board also noted the Jacobs Levy representation that it does not manage other clients with this mandate. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board considered that the Sub-advisory Agreements would have a modest positive impact on the Manager’s profitability, but concluded that anticipated profitability would continue to not be unreasonable. With respect to Sub-advisor profitability, in concluding that the Sub-advisors’ anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board considered MacKay Shields’ soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits. The Board also noted Jacobs Levy’s representation that it does not utilize soft dollars.
AXA Rosenberg and Causeway Sub-advisory Agreements
At its March 10, 2008 meeting, the Board considered whether to enter into Sub-advisory Agreements with AXA Rosenberg and Causeway relating to International Value.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.

68

The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark indices. The Board noted that as of December 31, 2007, each Sub-advisor had outperformed its Morningstar category and benchmark indices during most periods over the last one, three and five year periods where performance was available. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board considered the subadvisory fees proposed to be paid and noted the proposed breakpoint levels applicable to each Sub-advisor. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that the Sub-advisors each represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients for whom the Sub-advisors pursue an investment strategy similar to that of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board noted that the Manager compensates each Sub-advisor from its own management fee and that the proposed fees were competitive. In concluding that the Sub-advisors’ anticipated profitability would not be unreasonable, the Board determined that they need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels. The Board also noted that they would have the opportunity to reassess appropriate breakpoints in the future. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board noted AXA Rosenberg’s representation that it does not utilize soft dollars with respect to its international strategies. The Board considered Causeway’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each advisory agreement are fair and reasonable and that approval of each advisory agreement is in the best interests of the Fund.
Management Agreement
At its March 10, 2008 meeting, the Board considered whether to approve a Management Agreement with the Manager relating to International Value.
The Board considered the nature, quality, and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to AXA Rosenberg and Causeway and the program developed by the Manager for identifying, recommending, monitoring, and replacing sub-advisors. The Board concluded that this due diligence process has worked well for PIF’s other sub-advised funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for the other PIF Funds and that a similar level of compliance was expected to be attained for the Fund.
The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage sub-advisors to manage the portfolio. Based on their familiarity with the Manager’s performance in monitoring sub-advisors to other sub-advised funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to make changes in the sub-advisors at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance was expected to be satisfactory with respect to investment performance.
The Board considered the Fund’s proposed management fee. The Board received information comparing the Fund’s proposed management fee to the advisory fees of a peer group of international value funds with unaffiliated sub-advisors (“Peer Group”) based upon Morningstar data. In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison to the median fee and the highest fees of the Peer Group, the comparison to the fees charged to other international funds managed by the Manager, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability. The Board also considered the level of fees that would be retained by the Manager after payment of the currently anticipated subadvisory fees, which are subject to change based upon allocation of assets among the Sub-advisors or the substitution of other sub-advisors. Although the proposed management fee was at the high end of the range of the advisory fees of the Peer Group, the Board noted the past success of the Manager in developing international funds with superior performance records and the strong reputation and performance records of the Sub-advisors. Specifically, the Board noted that the Fund’s proposed management fee level was consistent with those of PIF’s other international funds for which the Manager has delegated management of the funds’ portfolios to unaffiliated sub-advisors and that these funds had achieved superior performance results. Considering all the factors they deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services to be provided by the Manager and other relevant factors.

69

The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. Based upon the forecasted profitability percentage the Manager provided, the Board concluded that the profitability to the Manager for the management of the Fund was not expected to be unreasonable, taking into account the reasonableness of the Fund’s proposed management fee, and given the expected level of services to be provided. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which the breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the levels and amount of breakpoints in the Sub-advisory Agreements. The Board also considered that, although the Fund is expected to have significant assets through transfers at start-up, as the Fund grows the Board would have the opportunity to reassess appropriate breakpoints in the future. The Board concluded that the proposed management fee for the Fund reflects appropriate level of sharing of economies of scale at the current anticipated levels.
The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management fees were reasonable in light of these fallout benefits.
Based upon all the information considered and conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund.

70

Intentionally Left Blank

WE’LL GIVE YOU AN EDGE®
A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
     This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.
To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.
For more information about these funds, including their full names, please see the Principal Investors Fund, Inc. prospectus or visit www.principalfunds.com.
Principal Investors Fund, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®.
Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Investors Fund, Inc. are collectively referred to as Principal Funds.

Distributed by:
Principal Funds Distributor, Inc.
Member FINRA
FV 429-1 | 06/2008 | #5809062010 © 2008 Principal Financial Services, Inc.

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence.

CLASS A, B, & C SHARES
Principal Funds: Equity & Fixed-Income Funds
Semiannual Report
April 30, 2008

Letter from the President	1
Shareholder Expense Example	2
Financial Statements	8
Notes to Financial Statements	74
Schedules of Investments	93
Financial Highlights	321
Supplemental Information	359
Not FDIC Insured
May Lose Value • Not a Deposit • No Bank Guarantee
Not Insured by any Federal Government Agency

Nora Everett was named president of Principal Funds effective March 1, 2008. Nora was formerly senior vice president and deputy general counsel at The Principal, and has a background in investments, regulation, and acquisitions.
Dear Shareholder,
The six-month period ended April 30, 2008, was a difficult one for both the stock and credit markets. Buffeted by an extended period of market volatility and unprecedented disruptions in the credit markets, the S&P 500 declined 9.64% for the period, while the Lehman Brothers Aggregate Bond Index closed the period with a total return of 4.08%.1
These market conditions present challenges for managing financial assets and planning financial futures. And while it is natural to be concerned, we firmly believe in the benefits of long-term, diversified investing through all market cycles — both up and down.
While there is still a debate as to whether we are in a recession or a prolonged economic slowdown, it is clear we are in a significant bear market. The good news, however, is that the worst 12-month stock market declines have historically been followed by periods of even greater recovery. While there is no guarantee this will happen in the future, we recognize that market cycles are an inherent part of investing.
The Benefits of Diversification and Long-Term Investing
We believe a bear market highlights the need for diversification and maintaining a long-term investment perspective. Numerous studies have found that asset allocation — the mix of asset classes you select — is the most important factor in determining the variability of investment returns in your portfolio’s performance.2 Investing in multiple asset classes and investment styles is important from both return and risk management perspectives.
An effective, easy way to gain significant diversification is to invest in actively managed asset allocation funds like our target-date Principal LifeTime Funds and target-risk Strategic Asset Management (SAM) Portfolios. Our experience and expertise in asset allocation funds has helped make us the fifth largest manager of target-date and target-risk funds in the United States.3
While diversification is important, we believe investing should also be disciplined — investing for the long term and avoiding trying to time the market by moving in and out. One major study found that when investors succumbed to emotion, they often acted against their own best interests.4 In practice, this meant increasing losses by buying in rising markets and selling in falling markets.
While these are challenging times for investors, your financial professional can provide you with the advice and guidance you need to help you stay on track to meet your financial goals.
I became president of Principal Funds on March 1, 2008, and after 16 years at The Principal®, I am confident that we have the investment experience, expertise, and products to help you reach your financial goals now and in the years ahead.
On behalf of everyone at Principal Funds, I would like to thank you for your continued support.
Sincerely,
Nora Everett, President
Principal Funds

Note: Asset allocation/diversification does not guarantee a profit or protect against a loss.
1	The S&P 500 is a broad-based index intended to represent the U.S. equity market. The Lehman Brothers Aggregate Bond Index is a broad-based index intended to represent the U.S. fixed-income market. Indices are unmanaged, and individuals cannot invest directly in an index.
2	G.P. Brinson, L.R. Hood, and G.L. Beebower, “Determinants of Portfolio Performance,” Financial Analysts Journal, January/February 1995.
3	FRC, Mutual Fund Lifecycle Report, 1Q 2008, data as of March 31, 2008.
4	DALBAR, Quantitative Analysis of Investor Behavior, 2007.

1

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments, contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008), unless otherwise noted.
Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA accounts and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Actual Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Bond & Mortgage Securities Fund
Class A	$1,000.00	$973.59	$4.61	0.94%
Class B	1,000.00	971.31	7.84	1.60
Class C	1,000.00	969.73	8.57	1.75
California Municipal Fund
Class A	1,000.00	979.08	5.31	1.08
Class B	1,000.00	975.32	9.09	1.85
Class C	1,000.00	975.26	10.02	2.04
California Municipal Fund (Excluding Interest Expense & Fees)
Class A	1,000.00	975.05	4.05	0.83
Class B	1,000.00	967.52	7.78	1.60
Class C	1,000.00	966.59	8.71	1.79
Disciplined LargeCap Blend Fund
Class A	1,000.00	900.84	4.40	0.93
Class B	1,000.00	897.18	9.15	1.94
Class C	1,000.00	897.76	8.59	1.82
Diversified International Fund
Class A	1,000.00	876.96	6.16	1.32
Class B	1,000.00	872.69	10.76	2.31
Class C	1,000.00	873.44	9.69	2.08
Equity Income Fund I
Class A	1,000.00	889.46	4.18	0.89
Class B	1,000.00	885.77	8.11	1.73
Class C	1,000.00	886.53	7.69	1.64
Global Real Estate Securities Fund
Class A	1,000.00	870.54	6.74	1.45
Class C	1,000.00	861.57	10.18	2.20
Government & High Quality Bond Fund
Class A	1,000.00	1,008.30	4.39	0.88
Class B	1,000.00	1,003.88	8.87	1.78
Class C	1,000.00	1,004.39	8.22	1.65

2

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Actual Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
High Yield Fund II
Class A	$1,000.00	$1,000.42	$4.43	0.89%
Class B	1,000.00	995.03	8.38	1.69
Class C	1,000.00	996.36	8.24	1.66
Income Fund
Class A	1,000.00	1,030.04	4.54	0.90
Class B	1,000.00	1,026.18	8.26	1.64
Class C	1,000.00	1,026.14	8.31	1.65
Inflation Protection Fund
Class A	1,000.00	982.19	4.44	0.90
Class C	1,000.00	977.54	8.11	1.65
International Emerging Markets Fund
Class A	1,000.00	874.22	7.92	1.70
Class B	1,000.00	869.66	12.13	2.61
Class C	1,000.00	869.08	13.01	2.80
International Growth Fund
Class A	1,000.00	873.70	7.45	1.60
Class C	1,000.00	869.55	10.92	2.35
LargeCap Growth Fund
Class A	1,000.00	898.01	5.47	1.16
Class B	1,000.00	893.80	9.98	2.12
Class C	1,000.00	894.31	9.47	2.01
LargeCap S&P 500 Index Fund
Class A	1,000.00	900.34	3.02	0.64
Class C	1,000.00	898.49	6.14	1.30
LargeCap Value Fund
Class A	1,000.00	908.02	4.51	0.95
Class B	1,000.00	903.20	9.65	2.04
Class C	1,000.00	906.32	8.06	1.70
MidCap Blend Fund
Class A	1,000.00	936.28	4.91	1.02
Class B	1,000.00	934.68	6.35	1.32
Class C	1,000.00	931.76	9.37	1.95
MidCap Stock Fund
Class A	1,000.00	906.10	5.54	1.17
Class B	1,000.00	901.07	10.26	2.17
Class C	1,000.00	902.09	10.03	2.12
Money Market Fund
Class A	1,000.00	1,018.89	2.31	0.46
Class B	1,000.00	1,013.39	7.81	1.56
Class C	1,000.00	1,013.77	7.26	1.45
Mortgage Securities Fund
Class A	1,000.00	1,033.44	4.60	0.91
Class B	1,000.00	1,030.72	8.33	1.65
Class C	1,000.00	1,029.89	8.23	1.63
Partners LargeCap Blend Fund
Class A	1,000.00	906.25	6.49	1.37
Class B	1,000.00	902.27	10.17	2.15
Class C	1,000.00	902.68	10.41	2.20
Partners LargeCap Blend Fund I
Class A	1,000.00	885.87	5.25	1.12
Class B	1,000.00	880.31	10.57	2.26
Class C	1,000.00	881.84	8.89	1.90
Partners LargeCap Growth Fund I
Class A	1,000.00	880.69	7.29	1.56
Class B	1,000.00	876.86	11.76	2.52
Class C	1,000.00	878.08	10.27	2.20
Partners LargeCap Growth Fund II
Class A	1,000.00	932.09	8.17	1.70
Class C	1,000.00	928.29	11.75	2.45
Partners LargeCap Value Fund
Class A	1,000.00	871.07	6.51	1.40
Class B	1,000.00	867.20	10.58	2.28
Class C	1,000.00	868.07	10.45	2.25
Partners MidCap Growth Fund
Class A	1,000.00	901.24	8.13	1.72
Class B	1,000.00	896.76	11.79	2.50
Class C	1,000.00	896.89	11.79	2.50
Partners MidCap Growth Fund I
Class A	1,000.00	919.28	8.35	1.75
Class C	1,000.00	915.46	11.91	2.50

3

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Actual Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Partners MidCap Value Fund
Class A	$1,000.00	$885.07	$8.20	1.75%
Class B	1,000.00	881.73	11.70	2.50
Class C	1,000.00	881.74	11.70	2.50
Partners SmallCap Growth Fund II
Class A	1,000.00	825.94	8.85	1.95
Class B	1,000.00	823.50	12.24	2.70
Class C	1,000.00	822.82	12.24	2.70
Preferred Securities Fund
Class A	1,000.00	977.73	4.92	1.00
Class C	1,000.00	974.09	8.59	1.75
Real Estate Securities Fund
Class A	1,000.00	925.31	6.13	1.28
Class B	1,000.00	921.99	9.94	2.08
Class C	1,000.00	922.23	9.46	1.98
Short-Term Bond Fund
Class A	1,000.00	975.68	3.78	0.77
Class C	1,000.00	971.14	8.33	1.70
Short-Term Income Fund
Class A	1,000.00	1,024.06	4.78	0.95
Class C	1,000.00	1,019.54	8.39	1.67
SmallCap Blend Fund
Class A	1,000.00	865.10	6.72	1.45
Class B	1,000.00	861.02	10.97	2.37
Class C	1,000.00	862.46	10.19	2.20
SmallCap Growth Fund
Class A	1,000.00	850.62	6.12	1.33
Class B	1,000.00	845.80	11.79	2.57
Class C	1,000.00	847.33	10.15	2.21
SmallCap Value Fund
Class A	1,000.00	891.04	6.35	1.35
Class B	1,000.00	886.76	10.74	2.29
Class C	1,000.00	887.55	9.76	2.08
Tax-Exempt Bond Fund I
Class A	1,000.00	989.29	5.04	1.02
Class B	1,000.00	987.32	6.97	1.41
Class C	1,000.00	983.46	9.42	1.91
Tax-Exempt Bond Fund I (Excluding Interest Expense & Fees)
Class A	1,000.00	985.55	3.75	0.76
Class B	1,000.00	981.64	5.66	1.15
Class C	1,000.00	975.41	8.09	1.65
Ultra Short Bond Fund
Class A	1,000.00	913.60	3.90	0.82
Class C	1,000.00	910.84	7.13	1.50
West Coast Equity Fund
Class A	1,000.00	898.84	4.20	0.89
Class B	1,000.00	894.66	8.67	1.84
Class C	1,000.00	894.69	8.43	1.79

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

4

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Assumed 5% Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Bond & Mortgage Securities Fund
Class A	$1,000.00	$1,020.19	$4.72	0.94%
Class B	1,000.00	1,016.91	8.02	1.60
Class C	1,000.00	1,016.16	8.77	1.75
California Municipal Fund
Class A	1,000.00	1,019.49	5.42	1.08
Class B	1,000.00	1,015.66	9.27	1.85
Class C	1,000.00	1,014.72	10.22	2.04
California Municipal Fund (Excluding Interest Expense & Fees)
Class A	1,000.00	1,020.68	4.18	0.83
Class B	1,000.00	1,016.81	8.06	1.60
Class C	1,000.00	1,015.85	9.01	1.79
Disciplined LargeCap Blend Fund
Class A	1,000.00	1,020.24	4.67	0.93
Class B	1,000.00	1,015.22	9.72	1.94
Class C	1,000.00	1,015.81	9.12	1.82
Diversified International Fund
Class A	1,000.00	1,018.30	6.62	1.32
Class B	1,000.00	1,013.38	11.56	2.31
Class C	1,000.00	1,014.52	10.42	2.08
Equity Income Fund I
Class A	1,000.00	1,020.44	4.47	0.89
Class B	1,000.00	1,016.26	8.67	1.73
Class C	1,000.00	1,016.71	8.22	1.64
Global Real Estate Securities Fund
Class A	1,000.00	1,017.65	7.27	1.45
Class C	1,000.00	1,013.92	11.02	2.20
Government & High Quality Bond Fund
Class A	1,000.00	1,020.49	4.42	0.88
Class B	1,000.00	1,016.01	8.92	1.78
Class C	1,000.00	1,016.66	8.27	1.65
High Yield Fund II
Class A	1,000.00	1,020.44	4.47	0.89
Class B	1,000.00	1,016.46	8.47	1.69
Class C	1,000.00	1,016.61	8.32	1.66
Income Fund
Class A	1,000.00	1,020.39	4.52	0.90
Class B	1,000.00	1,016.71	8.22	1.64
Class C	1,000.00	1,016.66	8.27	1.65
Inflation Protection Fund
Class A	1,000.00	1,020.39	4.52	0.90
Class C	1,000.00	1,016.66	8.27	1.65
International Emerging Markets Fund
Class A	1,000.00	1,016.41	8.52	1.70
Class B	1,000.00	1,011.88	13.06	2.61
Class C	1,000.00	1,010.94	14.00	2.80
International Growth Fund
Class A	1,000.00	1,016.91	8.02	1.60
Class C	1,000.00	1,013.18	11.76	2.35
LargeCap Growth Fund
Class A	1,000.00	1,019.10	5.82	1.16
Class B	1,000.00	1,014.32	10.62	2.12
Class C	1,000.00	1,014.87	10.07	2.01
LargeCap S&P 500 Index Fund
Class A	1,000.00	1,021.68	3.22	0.64
Class C	1,000.00	1,018.40	6.52	1.30
LargeCap Value Fund
Class A	1,000.00	1,020.14	4.77	0.95
Class B	1,000.00	1,014.72	10.22	2.04
Class C	1,000.00	1,016.41	8.52	1.70
MidCap Blend Fund
Class A	1,000.00	1,019.79	5.12	1.02
Class B	1,000.00	1,018.30	6.62	1.32
Class C	1,000.00	1,015.17	9.77	1.95
MidCap Stock Fund
Class A	1,000.00	1,019.05	5.87	1.17
Class B	1,000.00	1,014.07	10.87	2.17
Class C	1,000.00	1,014.32	10.62	2.12

5

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Assumed 5% Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Money Market Fund
Class A	$1,000.00	$1,022.58	$2.31	0.46%
Class B	1,000.00	1,017.11	7.82	1.56
Class C	1,000.00	1,017.65	7.27	1.45
Mortgage Securities Fund
Class A	1,000.00	1,020.34	4.57	0.91
Class B	1,000.00	1,016.66	8.27	1.65
Class C	1,000.00	1,016.76	8.17	1.63
Partners LargeCap Blend Fund
Class A	1,000.00	1,018.05	6.87	1.37
Class B	1,000.00	1,014.17	10.77	2.15
Class C	1,000.00	1,013.92	11.02	2.20
Partners LargeCap Blend Fund I
Class A	1,000.00	1,019.29	5.62	1.12
Class B	1,000.00	1,013.63	11.31	2.26
Class C	1,000.00	1,015.42	9.52	1.90
Partners LargeCap Growth Fund I
Class A	1,000.00	1,017.11	7.82	1.56
Class B	1,000.00	1,012.33	12.61	2.52
Class C	1,000.00	1,013.92	11.02	2.20
Partners LargeCap Growth Fund II
Class A	1,000.00	1,016.41	8.52	1.70
Class C	1,000.00	1,012.68	12.26	2.45
Partners LargeCap Value Fund
Class A	1,000.00	1,017.90	7.02	1.40
Class B	1,000.00	1,013.53	11.41	2.28
Class C	1,000.00	1,013.67	11.26	2.25
Partners MidCap Growth Fund
Class A	1,000.00	1,016.31	8.62	1.72
Class B	1,000.00	1,012.43	12.51	2.50
Class C	1,000.00	1,012.43	12.51	2.50
Partners MidCap Growth Fund I
Class A	1,000.00	1,016.16	8.77	1.75
Class C	1,000.00	1,012.43	12.51	2.50
Partners MidCap Value Fund
Class A	1,000.00	1,016.16	8.77	1.75
Class B	1,000.00	1,012.43	12.51	2.50
Class C	1,000.00	1,012.43	12.51	2.50
Partners SmallCap Growth Fund II
Class A	1,000.00	1,015.17	9.77	1.95
Class B	1,000.00	1,011.44	13.50	2.70
Class C	1,000.00	1,011.44	13.50	2.70
Preferred Securities Fund
Class A	1,000.00	1,019.89	5.02	1.00
Class C	1,000.00	1,016.16	8.77	1.75
Real Estate Securities Fund
Class A	1,000.00	1,018.50	6.42	1.28
Class B	1,000.00	1,014.52	10.42	2.08
Class C	1,000.00	1,015.02	9.92	1.98
Short-Term Bond Fund
Class A	1,000.00	1,021.03	3.87	0.77
Class C	1,000.00	1,016.41	8.52	1.70
Short-Term Income Fund
Class A	1,000.00	1,020.14	4.77	0.95
Class C	1,000.00	1,016.56	8.37	1.67
SmallCap Blend Fund
Class A	1,000.00	1,017.65	7.27	1.45
Class B	1,000.00	1,013.08	11.86	2.37
Class C	1,000.00	1,013.92	11.02	2.20
SmallCap Growth Fund
Class A	1,000.00	1,018.25	6.67	1.33
Class B	1,000.00	1,012.08	12.86	2.57
Class C	1,000.00	1,013.87	11.07	2.21
SmallCap Value Fund
Class A	1,000.00	1,018.15	6.77	1.35
Class B	1,000.00	1,013.48	11.46	2.29
Class C	1,000.00	1,014.52	10.42	2.08
Tax-Exempt Bond Fund I
Class A	1,000.00	1,019.79	5.12	1.02
Class B	1,000.00	1,017.85	7.07	1.41
Class C	1,000.00	1,015.37	9.57	1.91

6

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
Based On Assumed 5% Return	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Tax-Exempt Bond Fund I (Excluding Interest Expense & Fees)
Class A	$1,000.00	$1,021.04	$3.83	0.76%
Class B	1,000.00	1,019.07	5.79	1.15
Class C	1,000.00	1,016.56	8.31	1.65
Ultra Short Bond Fund
Class A	1,000.00	1,020.79	4.12	0.82
Class C	1,000.00	1,017.40	7.52	1.50
West Coast Equity Fund
Class A	1,000.00	1,020.44	4.47	0.89
Class B	1,000.00	1,015.71	9.22	1.84
Class C	1,000.00	1,015.96	8.97	1.79

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

7

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

					Disciplined
	Bond & Mortgage		California		LargeCap Blend
Amounts in thousands, except per share amounts	Securities Fund		Municipal Fund		Fund

Investment in securities—at cost	$4,198,071		$452,282		$2,945,690

Assets
Investment in securities—at value	$4,016,117	(a)	$445,196		$3,121,644	(a)
Cash	2,097		61		10
Receivables:
Capital Shares sold	18,267		3,445		6,009
Dividends and interest	27,195		6,136		2,876
Expense reimbursement from Manager	25		—		2
Expense reimbursement from Underwriter	9		—		—
Investment securities sold	344,225		—		114,114
Unrealized gain on swap agreements	781		—		—
Other assets	7		—		5
Prepaid directors’ expenses	2		1		2

Total Assets	4,408,725		454,839		3,244,662
Liabilities
Accrued management and investment advisory fees	1,178		168		1,420
Accrued administrative service fees	28		—		2
Accrued distribution fees	162		148		112
Accrued service fees	35		—		3
Accrued transfer agent fees	178		60		244
Accrued other expenses	123		31		102
Payables:
Capital Shares reacquired	472		691		1,454
Dividends payable	12,308		1,451		—
Interest expense and fees payable	—		302		—
Investment securities purchased	1,115,901		6,574		113,925
Swap premiums received	288		—		—
Unrealized loss on swap agreements	3,779		—		—
Collateral obligation on securities loaned, at value	422,970		—		4,105
Floating rate notes issued	—		32,170		—

Total Liabilities	1,557,422		41,595		121,367

Net Assets Applicable to Outstanding Shares	$2,851,303		$413,244		$3,123,295

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,041,192		$425,344		$2,950,409
Accumulated undistributed (overdistributed) net investment income (operating loss)	(3,644)		518		11,995
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,293)		(5,532)		(15,063)
Net unrealized appreciation (depreciation) of investments	(184,952)		(7,086)		175,954

Total Net Assets	$2,851,303		$413,244		$3,123,295

Capital Stock (par value: $.01 a share):
Shares authorized	715,000		300,000		905,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$63,247		N/A		$8,713
Shares Issued and Outstanding	6,371				619
Net Asset Value per share	$9.93				$14.07

Advisors Select: Net Assets	$37,075		N/A		$2,501
Shares Issued and Outstanding	3,745				178
Net Asset Value per share	$9.90				$14.02

Advisors Signature: Net Assets	$7,612		N/A		$1,648
Shares Issued and Outstanding	764				117
Net Asset Value per share	$9.97				$14.11

Class A: Net Assets	$147,204		$310,704		$343,874
Shares Issued and Outstanding	14,757		30,235		24,227
Net Asset Value per share	$9.97		$10.28		$14.19
Maximum Offering Price	$10.44	(b)	$10.76	(b)	$15.02	(c)

Class B: Net Assets	$20,608		$91,908		$44,154
Shares Issued and Outstanding	2,066		8,944		3,144
Net Asset Value per share	$9.98	(d)	$10.28	(d)	$14.05	(d)

Class C: Net Assets	$2,851		$10,632		$2,156
Shares Issued and Outstanding	286		1,035		152
Net Asset Value per share	$9.97	(d)	$10.28	(d)	$14.14	(d)

Class J: Net Assets	$232,896		N/A		N/A
Shares Issued and Outstanding	23,230
Net Asset Value per share	$10.03	(d)

Institutional: Net Assets	$2,202,908		N/A		$2,713,701
Shares Issued and Outstanding	220,883				191,362
Net Asset Value per share	$9.97				$14.18

Preferred: Net Assets	$104,529		N/A		$1,917
Shares Issued and Outstanding	10,518				135
Net Asset Value per share	$9.94				$14.14

Select: Net Assets	$32,373		N/A		$4,631
Shares Issued and Outstanding	3,214				328
Net Asset Value per share	$10.07				$14.11

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

8

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Diversified		Equity Income		Global Real Estate
Amounts in thousands, except per share amounts	International Fund		Fund I		Securities Fund

Investment in securities—at cost	$2,239,827		$3,154,324		$8,220

Foreign currency—at cost	$1,931		$—		$91

Assets
Investment in securities—at value	$2,494,391	(a)	$3,479,148	(a)	$7,763	(a)
Foreign currency—at value	1,950		—		91
Cash	—		9		10
Receivables:
Capital Shares sold	1,091		2,502		31
Dividends and interest	8,567		6,882		23
Expense reimbursement from Manager	5		—		10
Expense reimbursement from Underwriter	11		—		—
Foreign currency contracts	—		—		9
Foreign tax refund	90		—		—
Investment securities sold	26,006		76,909		251
Other assets	5		1		—
Prepaid directors’ expenses	1		—		—
Prepaid expenses	—		—		7

Total Assets	2,532,117		3,565,451		8,195
Liabilities
Accrued management and investment advisory fees	1,579		1,435		6
Accrued administrative service fees	37		—		—
Accrued distribution fees	300		683		2
Accrued service fees	44		—		—
Accrued transfer agent fees	410		451		4
Accrued other expenses	614		153		—
Cash overdraft	589		—		—
Payables:
Capital Shares reacquired	1,392		8,527		—
Foreign currency contracts	—		—		12
Investment securities purchased	39,217		27,650		261
Collateral obligation on securities loaned, at value	231,228		91,425		80

Total Liabilities	275,410		130,324		365

Net Assets Applicable to Outstanding Shares	$2,256,707		$3,435,127		$7,830

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,038,396		$3,251,215		$8,593
Accumulated undistributed (overdistributed) net investment income (operating loss)	8,655		8,741		18
Accumulated undistributed (overdistributed) net realized gain (loss)	(44,900)		(149,653)		(321)
Net unrealized appreciation (depreciation) of investments	254,564		324,824		(457)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	(8)		—		(3)

Total Net Assets	$2,256,707		$3,435,127		$7,830

Capital Stock (par value: $.01 a share):
Shares authorized	910,000		650,000		300,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$101,354		N/A		N/A
Shares Issued and Outstanding	7,721
Net Asset Value per share	$13.13

Advisors Select: Net Assets	$36,040		N/A		N/A
Shares Issued and Outstanding	2,766
Net Asset Value per share	$13.03

Advisors Signature: Net Assets	$10,506		N/A		N/A
Shares Issued and Outstanding	801
Net Asset Value per share	$13.12

Class A: Net Assets	$491,106		$1,234,173		$4,515
Shares Issued and Outstanding	37,239		64,465		521
Net Asset Value per share	$13.19		$19.14		$8.67
Maximum Offering Price	$13.96	(b)	$20.25	(b)	$9.17	(b)

Class B: Net Assets	$58,898		$294,437		N/A
Shares Issued and Outstanding	4,487		15,520
Net Asset Value per share	$13.13	(c)	$18.97	(c)

Class C: Net Assets	$22,535		$226,278		$1,587
Shares Issued and Outstanding	1,714		12,038		184
Net Asset Value per share	$13.15	(c)	$18.80	(c)	$8.60	(c)

Class J: Net Assets	$272,647		N/A		N/A
Shares Issued and Outstanding	20,867
Net Asset Value per share	$13.07	(c)

Institutional: Net Assets	$1,086,935		$1,680,239		$1,728
Shares Issued and Outstanding	82,549		87,712		200
Net Asset Value per share	$13.17		$19.16		$8.64

Preferred: Net Assets	$123,244		N/A		N/A
Shares Issued and Outstanding	9,357
Net Asset Value per share	$13.17

Select: Net Assets	$53,442		N/A		N/A
Shares Issued and Outstanding	4,014
Net Asset Value per share	$13.31

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

9

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Government &
	High Quality Bond
Amounts in thousands, except per share amounts	Fund		High Yield Fund II		Income Fund

Investment in securities—at cost	$565,482		$1,690,328		$1,303,940

Investment in affiliated securities—at cost	$—		$28,781		$—

Foreign currency—at cost	$—		$2,374		$56

Assets
Investment in affiliated securities—at value	$—		$36,562		$—
Investment in securities—at value	555,144	(a)	1,652,665	(a)	1,298,392	(a)
Foreign currency—at value	—		2,341		57
Cash	128		2,218		2,110
Receivables:
Capital Shares sold	1,601		22,440		7,567
Dividends and interest	2,689		30,304		16,881
Expense reimbursement from Manager	2		—		11
Expense reimbursement from Underwriter	4		—		—
Investment securities sold	39,850		2,431		—
Swap premiums paid	429		—		—
Unrealized gain on swap agreements	533		—		—
Other assets	19		—		—
Prepaid directors’ expenses	2		—		1
Prepaid expenses	—		1		—

Total Assets	600,401		1,748,962		1,325,019
Liabilities
Accrued management and investment advisory fees	124		680		488
Accrued administrative service fees	6		—		—
Accrued distribution fees	114		331		105
Accrued service fees	7		—		—
Accrued transfer agent fees	124		128		85
Accrued other expenses	83		—		31
Payables:
Capital Shares reacquired	262		2,537		691
Dividends payable	1,282		10,327		5,601
Investment securities purchased	133,122		15,010		7,128
Swap premiums received	—		203		—
Unrealized loss on swap agreements	218		2,355		—
Variation margin on futures contracts	29		—		—
Collateral obligation on securities loaned, at value	89,474		50,910		113,264

Total Liabilities	224,845		82,481		127,393

Net Assets Applicable to Outstanding Shares	$375,556		$1,666,481		$1,197,626

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$397,584		$1,710,322		$1,219,737
Accumulated undistributed (overdistributed) net investment income (operating loss)	98		(8,392)		(7,964)
Accumulated undistributed (overdistributed) net realized gain (loss)	(12,072)		(3,238)		(8,600)
Net unrealized appreciation (depreciation) of investments	(10,054)		(32,237)		(5,548)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		26		1

Total Net Assets	$375,556		$1,666,481		$1,197,626

Capital Stock (par value: $.01 a share):
Shares authorized	730,000		600,000		600,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$14,397		N/A		N/A
Shares Issued and Outstanding	1,458
Net Asset Value per share	$9.87

Advisors Select: Net Assets	$10,187		N/A		N/A
Shares Issued and Outstanding	1,032
Net Asset Value per share	$9.87

Advisors Signature: Net Assets	$1,127		N/A		N/A
Shares Issued and Outstanding	114
Net Asset Value per share	$9.92

Class A: Net Assets	$185,322		$834,080		$158,011
Shares Issued and Outstanding	18,671		102,134		17,521
Net Asset Value per share	$9.93		$8.17		$9.02
Maximum Offering Price	$10.40	(b)	$8.55	(b)	$9.45	(b)

Class B: Net Assets	$34,399		$74,122		$73,323
Shares Issued and Outstanding	3,465		9,031		8,104
Net Asset Value per share	$9.93	(c)	$8.21	(c)	$9.05	(c)

Class C: Net Assets	$2,980		$140,270		$15,597
Shares Issued and Outstanding	300		17,094		1,725
Net Asset Value per share	$9.94	(c)	$8.21	(c)	$9.05	(c)

Class J: Net Assets	$104,361		N/A		N/A
Shares Issued and Outstanding	10,476
Net Asset Value per share	$9.96	(c)

Institutional: Net Assets	$44		$618,009		$950,695
Shares Issued and Outstanding	4		75,837		105,202
Net Asset Value per share	$9.91		$8.15		$9.04

Preferred: Net Assets	$18,761		N/A		N/A
Shares Issued and Outstanding	1,896
Net Asset Value per share	$9.90

Select: Net Assets	$3,978		N/A		N/A
Shares Issued and Outstanding	402
Net Asset Value per share	$9.90

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

10

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			International
	Inflation Protection		Emerging Markets		International
Amounts in thousands, except per share amounts	Fund		Fund		Growth Fund

Investment in securities—at cost	$706,086		$1,363,219		$2,495,183

Foreign currency—at cost	$—		$5,070		$—

Assets
Investment in securities—at value	$662,704	(a)	$1,523,634	(a)	$2,728,642	(a)
Foreign currency—at value	—		5,070		—
Cash	499		—		—
Receivables:
Capital Shares sold	3,647		3,691		384
Dividends and interest	2,399		4,092		10,397
Expense reimbursement from Manager	4		—		5
Expense reimbursement from Underwriter	1		11		3
Foreign tax refund	—		348		—
Investment securities sold	—		10,792		2,716
Unrealized gain on swap agreements	344		—		—
Prepaid directors’ expenses	1		1		1
Prepaid transfer agent fees	8		—		—

Total Assets	669,607		1,547,639		2,742,148
Liabilities
Accrued management and investment advisory fees	165		1,351		1,878
Accrued administrative service fees	1		13		12
Accrued distribution fees	8		187		41
Accrued service fees	1		16		14
Accrued transfer agent fees	—		171		29
Accrued other expenses	12		261		101
Cash overdraft	—		2,996		573
Payables:
Capital Shares reacquired	395		884		618
Dividends payable	3,275		—		—
Investment securities purchased	—		3,214		7,303
Unrealized loss on swap agreements	5,156		—		—
Collateral obligation on securities loaned, at value	163,118		93,505		338,011

Total Liabilities	172,131		102,598		348,580

Net Assets Applicable to Outstanding Shares	$497,476		$1,445,041		$2,393,568

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$549,590		$1,291,716		$2,268,138
Accumulated undistributed (overdistributed) net investment income (operating loss)	(408)		(527)		15,054
Accumulated undistributed (overdistributed) net realized gain (loss)	(3,512)		(6,668)		(122,979)
Net unrealized appreciation (depreciation) of investments	(48,194)		160,415		233,459
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		105		(104)

Total Net Assets	$497,476		$1,445,041		$2,393,568

Capital Stock (par value: $.01 a share):
Shares authorized	680,000		455,000		590,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$1,295		$30,988		$36,469
Shares Issued and Outstanding	150		1,082		2,859
Net Asset Value per share	$8.65		$28.63		$12.75

Advisors Select: Net Assets	$707		$15,504		$13,801
Shares Issued and Outstanding	81		545		1,149
Net Asset Value per share	$8.63		$28.45		$12.01

Advisors Signature: Net Assets	$357		$7,443		$3,323
Shares Issued and Outstanding	41		259		270
Net Asset Value per share	$8.64		$28.69		$12.29

Class A: Net Assets	$9,218		$216,193		$2,683
Shares Issued and Outstanding	1,053		7,459		216
Net Asset Value per share	$8.76		$28.99		$12.41
Maximum Offering Price	$9.17	(b)	$30.68	(c)	$13.13	(c)

Class B: Net Assets	N/A		$29,614		N/A
Shares Issued and Outstanding			1,045
Net Asset Value per share			$28.34	(d)

Class C: Net Assets	$1,839		$13,216		$381
Shares Issued and Outstanding	210		460		31
Net Asset Value per share	$8.78	(d)	$28.72	(d)	$12.37	(d)

Class J: Net Assets	$11,339		$269,627		$71,851
Shares Issued and Outstanding	1,308		9,616		5,945
Net Asset Value per share	$8.67	(d)	$28.04	(d)	$12.09	(d)

Institutional: Net Assets	$471,153		$800,082		$2,218,981
Shares Issued and Outstanding	54,355		27,661		179,408
Net Asset Value per share	$8.67		$28.93		$12.37

Preferred: Net Assets	$1,191		$41,123		$23,709
Shares Issued and Outstanding	138		1,422		1,934
Net Asset Value per share	$8.66		$28.91		$12.26

Select: Net Assets	$377		$21,251		$22,370
Shares Issued and Outstanding	44		736		1,832
Net Asset Value per share	$8.65		$28.87		$12.21

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

11

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	LargeCap Growth		LargeCap S&P 500		LargeCap Value
Amounts in thousands, except per share amounts	Fund		Index Fund		Fund

Investment in securities—at cost	$2,795,936		$969,296		$806,073

Assets
Investment in securities—at value	$3,303,724	(a)	$1,117,860	(a)	$854,089	(a)
Cash	10		10		10
Receivables:
Capital Shares sold	4,330		839		1,699
Dividends and interest	808		1,015		923
Expense reimbursement from Manager	—		3		3
Expense reimbursement from Underwriter	2		15		2
Investment securities sold	50,411		—		25,308
Other assets	12		—		29
Prepaid directors’ expenses	2		1		1

Total Assets	3,359,299		1,119,743		882,064
Liabilities
Accrued management and investment advisory fees	1,641		134		299
Accrued administrative service fees	26		61		2
Accrued distribution fees	201		205		87
Accrued service fees	32		74		2
Accrued transfer agent fees	529		156		192
Accrued other expenses	172		96		96
Payables:
Capital Shares reacquired	1,705		415		126
Investment securities purchased	30,874		60		36,011
Variation margin on futures contracts	—		65		45
Collateral obligation on securities loaned, at value	20,974		11,757		2,884

Total Liabilities	56,154		13,023		39,744

Net Assets Applicable to Outstanding Shares	$3,303,145		$1,106,720		$842,320

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,824,932		$956,178		$827,579
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,816		4,730		4,706
Accumulated undistributed (overdistributed) net realized gain (loss)	(34,391)		(3,220)		(38,104)
Net unrealized appreciation (depreciation) of investments	507,788		149,032		48,139

Total Net Assets	$3,303,145		$1,106,720		$842,320

Capital Stock (par value: $.01 a share):
Shares authorized	1,115,000		585,000		455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$62,981		$164,130		$2,736
Shares Issued and Outstanding	6,903		16,870		248
Net Asset Value per share	$9.12		$9.73		$11.08

Advisors Select: Net Assets	$23,128		$62,521		$2,379
Shares Issued and Outstanding	2,657		6,437		214
Net Asset Value per share	$8.71		$9.71		$11.11

Advisors Signature: Net Assets	$13,468		$13,332		$1,082
Shares Issued and Outstanding	1,552		1,376		97
Net Asset Value per share	$8.68		$9.68		$11.10

Class A: Net Assets	$463,473		$76,906		$257,138
Shares Issued and Outstanding	52,738		7,908		23,043
Net Asset Value per share	$8.79		$9.72		$11.16
Maximum Offering Price	$9.30	(b)	$9.87	(c)	$11.81	(b)

Class B: Net Assets	$60,941		N/A		$15,776
Shares Issued and Outstanding	7,109				1,420
Net Asset Value per share	$8.57	(d)			$11.12	(d)

Class C: Net Assets	$14,149		$2,933		$1,314
Shares Issued and Outstanding	1,627		303		118
Net Asset Value per share	$8.70	(d)	$9.70	(d)	$11.14	(d)

Class J: Net Assets	$54,456		$368,920		$53,672
Shares Issued and Outstanding	6,483		38,294		4,868
Net Asset Value per share	$8.40	(d)	$9.63	(d)	$11.02	(d)

Institutional: Net Assets	$2,482,695		$119,956		$499,501
Shares Issued and Outstanding	281,237		12,341		44,775
Net Asset Value per share	$8.83		$9.72		$11.16

Preferred: Net Assets	$96,637		$223,540		$7,132
Shares Issued and Outstanding	10,819		22,773		638
Net Asset Value per share	$8.93		$9.82		$11.16

Select: Net Assets	$31,217		$74,482		$1,590
Shares Issued and Outstanding	3,447		7,628		143
Net Asset Value per share	$9.06		$9.76		$11.09

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

12

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	MidCap Blend		MidCap Stock		Money Market
Amounts in thousands, except per share amounts	Fund		Fund		Fund

Investment in securities—at cost	$811,797		$491,361		$2,942,232

Assets
Investment in securities—at value	$921,945	(a)	$613,007	(a)	$2,942,232
Cash	19		44		8
Receivables:
Capital Shares sold	328		286		36,531
Dividends and interest	421		109		1,655
Expense reimbursement from Manager	84		—		1
Expense reimbursement from Underwriter	8		—		—
Investment securities sold	405		5,299		—
Other assets	6		—		27
Prepaid directors’ expenses	1		—		3
Prepaid expenses	—		4		—

Total Assets	923,217		618,749		2,980,457
Liabilities
Accrued management and investment advisory fees	445		345		902
Accrued administrative service fees	5		—		26
Accrued distribution fees	232		35		124
Accrued service fees	7		—		32
Accrued transfer agent fees	449		80		382
Accrued other expenses	192		—		169
Payables:
Capital Shares reacquired	839		457		19,814
Investment securities purchased	5,892		1,627		—
Collateral obligation on securities loaned, at value	59,679		47,991		—

Total Liabilities	67,740		50,535		21,449

Net Assets Applicable to Outstanding Shares	$855,477		$568,214		$2,959,008

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$726,024		$453,963		$2,959,008
Accumulated undistributed (overdistributed) net investment income (operating loss)	(71)		1,284		—
Accumulated undistributed (overdistributed) net realized gain (loss)	19,376		(8,679)		—
Net unrealized appreciation (depreciation) of investments	110,148		121,646		—

Total Net Assets	$855,477		$568,214		$2,959,008

Capital Stock (par value: $.01 a share):
Shares authorized	490,000		600,000		7,275,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$11,874		N/A		$55,671
Shares Issued and Outstanding	882				55,671
Net Asset Value per share	$13.46				$1.00

Advisors Select: Net Assets	$3,722		N/A		$22,492
Shares Issued and Outstanding	280				22,492
Net Asset Value per share	$13.29				$1.00

Advisors Signature: Net Assets	$1,457		N/A		$6,916
Shares Issued and Outstanding	110				6,916
Net Asset Value per share	$13.27				$1.00

Class A: Net Assets	$533,221		$61,547		$2,069,124
Shares Issued and Outstanding	39,408		3,888		2,069,124
Net Asset Value per share	$13.53		$15.83		$1.00
Maximum Offering Price	$14.32	(b)	$16.75	(b)	$1.00

Class B: Net Assets	$57,032		$20,771		$47,459
Shares Issued and Outstanding	4,236		1,413		47,459
Net Asset Value per share	$13.46	(c)	$14.69	(c)	$1.00	(c)

Class C: Net Assets	$4,416		$6,999		$18,457
Shares Issued and Outstanding	330		477		18,457
Net Asset Value per share	$13.36	(c)	$14.71	(c)	$1.00	(c)

Class J: Net Assets	$191,441		N/A		$246,752
Shares Issued and Outstanding	14,541				246,752
Net Asset Value per share	$13.17	(c)			$1.00	(c)

Institutional: Net Assets	$22,202		$478,897		$276,679
Shares Issued and Outstanding	1,636		29,757		276,679
Net Asset Value per share	$13.57		$16.09		$1.00

Preferred: Net Assets	$23,941		N/A		$201,787
Shares Issued and Outstanding	1,767				201,787
Net Asset Value per share	$13.55				$1.00

Select: Net Assets	$6,171		N/A		$13,671
Shares Issued and Outstanding	451				13,671
Net Asset Value per share	$13.68				$1.00

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

13

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Mortgage		Partners LargeCap		Partners LargeCap
Amounts in thousands, except per share amounts	Securities Fund		Blend Fund		Blend Fund I

Investment in securities—at cost	$1,564,545		$948,438		$909,313

Assets
Investment in securities—at value	$1,558,939	(a)	$1,001,355	(a)	$899,912	(a)
Cash	10		3,750		18,791
Receivables:
Capital Shares sold	9,102		306		2,501
Dividends and interest	7,369		796		679
Expense reimbursement from Manager	12		2		2
Expense reimbursement from Underwriter	—		6		2
Investment securities sold	1,120		10,107		—
Other assets	1		—		2
Prepaid directors’ expenses	1		1		2

Total Assets	1,576,554		1,016,323		921,891
Liabilities
Accrued management and investment advisory fees	633		592		324
Accrued administrative service fees	—		15		2
Accrued distribution fees	64		99		53
Accrued service fees	—		18		2
Accrued transfer agent fees	74		111		167
Accrued other expenses	28		66		74
Payables:
Capital Shares reacquired	1,424		6,310		131
Dividends payable	6,464		—		—
Investment securities purchased	—		5,889		—
Variation margin on futures contracts	—		21		—
Collateral obligation on securities loaned, at value	23,590		19,570		8,791

Total Liabilities	32,277		32,691		9,544

Net Assets Applicable to Outstanding Shares	$1,544,277		$983,632		$912,347

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,586,667		$925,282		$953,023
Accumulated undistributed (overdistributed) net investment income (operating loss)	(3,044)		2,311		3,216
Accumulated undistributed (overdistributed) net realized gain (loss)	(33,740)		3,119		(35,193)
Net unrealized appreciation (depreciation) of investments	(5,606)		52,920		(8,699)

Total Net Assets	$1,544,277		$983,632		$912,347

Capital Stock (par value: $.01 a share):
Shares authorized	600,000		490,000		455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	N/A		$32,586		$3,390
Shares Issued and Outstanding			3,206		373
Net Asset Value per share			$10.17		$9.08

Advisors Select: Net Assets	N/A		$24,988		$3,696
Shares Issued and Outstanding			2,473		409
Net Asset Value per share			$10.11		$9.04

Advisors Signature: Net Assets	N/A		$3,581		$1,047
Shares Issued and Outstanding			351		116
Net Asset Value per share			$10.21		$9.00

Class A: Net Assets	$87,488		$58,585		$122,578
Shares Issued and Outstanding	8,219		5,706		13,534
Net Asset Value per share	$10.64		$10.27		$9.06
Maximum Offering Price	$11.14	(b)	$10.87	(c)	$9.59	(c)

Class B: Net Assets	$49,302		$23,208		$9,951
Shares Issued and Outstanding	4,635		2,289		1,119
Net Asset Value per share	$10.64	(d)	$10.14	(d)	$8.89	(d)

Class C: Net Assets	$5,897		$1,415		$839
Shares Issued and Outstanding	555		139		93
Net Asset Value per share	$10.62	(d)	$10.19	(d)	$9.02	(d)

Class J: Net Assets	N/A		$143,426		$46,861
Shares Issued and Outstanding			14,385		5,222
Net Asset Value per share			$9.97	(d)	$8.97	(d)

Institutional: Net Assets	$1,401,590		$632,445		$715,822
Shares Issued and Outstanding	131,622		61,702		79,114
Net Asset Value per share	$10.65		$10.25		$9.05

Preferred: Net Assets	N/A		$45,903		$5,539
Shares Issued and Outstanding			4,501		608
Net Asset Value per share			$10.20		$9.11

Select: Net Assets	N/A		$17,495		$2,624
Shares Issued and Outstanding			1,711		289
Net Asset Value per share			$10.23		$9.09

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

14

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners LargeCap		Partners LargeCap		Partners LargeCap
Amounts in thousands, except per share amounts	Growth Fund I		Growth Fund II		Value Fund

Investment in securities—at cost	$1,661,790		$1,600,944		$2,260,701

Assets
Investment in securities—at value	$1,758,485	(a)	$1,620,537	(a)	$2,332,951	(a)
Cash	23,881		5,937		56,641
Receivables:
Capital Shares sold	2,636		477		1,697
Custodian credits	—		1		2
Dividends and interest	418		972		2,581
Expense reimbursement from Manager	2		4		3
Expense reimbursement from Underwriter	2		1		4
Foreign currency contracts	—		47		—
Investment securities sold	18,470		19,345		—
Other assets	1		—		—
Prepaid directors’ expenses	2		3		1

Total Assets	1,803,897		1,647,324		2,393,880
Liabilities
Accrued management and investment advisory fees	1,025		1,204		1,444
Accrued administrative service fees	8		7		37
Accrued distribution fees	43		18		106
Accrued service fees	10		9		45
Accrued transfer agent fees	97		12		107
Accrued other expenses	57		21		69
Payables:
Capital Shares reacquired	158		888		2,262
Investment securities purchased	12,182		16,144		—
Collateral obligation on securities loaned, at value	14,226		24,268		61,707

Total Liabilities	27,806		42,571		65,777

Net Assets Applicable to Outstanding Shares	$1,776,091		$1,604,753		$2,328,103

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,705,269		$1,576,124		$2,228,764
Accumulated undistributed (overdistributed) net investment income (operating loss)	(891)		(224)		12,673
Accumulated undistributed (overdistributed) net realized gain (loss)	(24,982)		9,126		14,416
Net unrealized appreciation (depreciation) of investments	96,695		19,593		72,250
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		134		—

Total Net Assets	$1,776,091		$1,604,753		$2,328,103

Capital Stock (par value: $.01 a share):
Shares authorized	640,000		570,000		550,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$20,747		$8,899		$107,942
Shares Issued and Outstanding	2,612		1,096		8,274
Net Asset Value per share	$7.94		$8.12		$13.05

Advisors Select: Net Assets	$14,696		$11,773		$48,332
Shares Issued and Outstanding	1,911		1,472		3,830
Net Asset Value per share	$7.69		$8.00		$12.62

Advisors Signature: Net Assets	$1,424		$1,190		$7,373
Shares Issued and Outstanding	181		144		580
Net Asset Value per share	$7.89		$8.27		$12.70

Class A: Net Assets	$47,017		$1,474		$53,097
Shares Issued and Outstanding	5,916		177		4,147
Net Asset Value per share	$7.95		$8.36		$12.80
Maximum Offering Price	$8.41	(b)	$8.85	(b)	$13.54	(b)

Class B: Net Assets	$9,659		N/A		$17,724
Shares Issued and Outstanding	1,248				1,386
Net Asset Value per share	$7.74	(c)			$12.78	(c)

Class C: Net Assets	$635		$489		$1,491
Shares Issued and Outstanding	80		59		117
Net Asset Value per share	$7.97	(c)	$8.26	(c)	$12.79	(c)

Class J: Net Assets	$45,298		$28,338		$108,799
Shares Issued and Outstanding	6,077		3,634		8,621
Net Asset Value per share	$7.45	(c)	$7.80	(c)	$12.62	(c)

Institutional: Net Assets	$1,601,932		$1,509,656		$1,830,384
Shares Issued and Outstanding	197,735		177,076		143,143
Net Asset Value per share	$8.10		$8.53		$12.79

Preferred: Net Assets	$28,332		$22,991		$104,061
Shares Issued and Outstanding	3,537		2,757		8,146
Net Asset Value per share	$8.01		$8.34		$12.77

Select: Net Assets	$6,351		$19,943		$48,900
Shares Issued and Outstanding	803		2,414		3,845
Net Asset Value per share	$7.91		$8.26		$12.72

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

15

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners MidCap		Partners MidCap		Partners MidCap
Amounts in thousands, except per share amounts	Growth Fund		Growth Fund I		Value Fund

Investment in securities—at cost	$761,839		$291,987		$571,948

Assets
Investment in securities—at value	$855,529	(a)	$308,636	(a)	$564,354	(a)
Cash	26,759		1,219		2,654
Receivables:
Capital Shares sold	1,374		22		233
Dividends and interest	237		130		417
Expense reimbursement from Manager	3		4		5
Expense reimbursement from Underwriter	2		—		4
Investment securities sold	8,126		1,318		5,093
Prepaid directors’ expenses	1		1		1

Total Assets	892,031		311,330		572,761
Liabilities
Accrued management and investment advisory fees	634		242		465
Accrued administrative service fees	11		2		11
Accrued distribution fees	41		4		45
Accrued service fees	13		3		13
Accrued transfer agent fees	58		5		37
Accrued other expenses	41		15		36
Payables:
Capital Shares reacquired	299		17		800
Investment securities purchased	6,288		1,087		634
Collateral obligation on securities loaned, at value	76,357		9,192		6,798

Total Liabilities	83,742		10,567		8,839

Net Assets Applicable to Outstanding Shares	$808,289		$300,763		$563,922

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$723,113		$291,890		$613,610
Accumulated undistributed (overdistributed) net investment income (operating loss)	(1,569)		(144)		943
Accumulated undistributed (overdistributed) net realized gain (loss)	(6,945)		(7,632)		(43,037)
Net unrealized appreciation (depreciation) of investments	93,690		16,649		(7,594)

Total Net Assets	$808,289		$300,763		$563,922

Capital Stock (par value: $.01 a share):
Shares authorized	455,000		430,000		440,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$32,172		$4,966		$27,893
Shares Issued and Outstanding	3,086		464		2,243
Net Asset Value per share	$10.42		$10.70		$12.44

Advisors Select: Net Assets	$12,927		$3,371		$18,630
Shares Issued and Outstanding	1,279		318		1,546
Net Asset Value per share	$10.11		$10.60		$12.05

Advisors Signature: Net Assets	$1,250		$1,628		$1,505
Shares Issued and Outstanding	125		154		121
Net Asset Value per share	$9.98		$10.60		$12.45

Class A: Net Assets	$36,529		$2,986		$9,919
Shares Issued and Outstanding	3,618		278		789
Net Asset Value per share	$10.10		$10.73		$12.58
Maximum Offering Price	$10.69	(b)	$11.35	(b)	$13.31	(b)

Class B: Net Assets	$10,262		N/A		$1,592
Shares Issued and Outstanding	1,041				128
Net Asset Value per share	$9.86	(c)			$12.40	(c)

Class C: Net Assets	$1,468		$338		$1,242
Shares Issued and Outstanding	146		32		100
Net Asset Value per share	$10.05	(c)	$10.61	(c)	$12.47	(c)

Class J: Net Assets	$34,667		N/A		$79,808
Shares Issued and Outstanding	3,590				6,706
Net Asset Value per share	$9.66	(c)			$11.90	(c)

Institutional: Net Assets	$632,639		$276,989		$383,708
Shares Issued and Outstanding	61,234		25,186		30,346
Net Asset Value per share	$10.33		$11.00		$12.64

Preferred: Net Assets	$20,302		$5,098		$20,252
Shares Issued and Outstanding	1,921		469		1,621
Net Asset Value per share	$10.57		$10.88		$12.50

Select: Net Assets	$26,073		$5,387		$19,373
Shares Issued and Outstanding	2,501		498		1,563
Net Asset Value per share	$10.42		$10.82		$12.40

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

16

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners SmallCap		Preferred		Real Estate
Amounts in thousands, except per share amounts	Growth Fund II		Securities Fund		Securities Fund

Investment in securities—at cost	$620,640		$1,470,042		$1,661,989

Assets
Investment in securities—at value	$660,182	(a)	$1,392,927	(a)	$1,708,123	(a)
Cash	17,705		48,203		10
Receivables:
Capital Shares sold	53		19,130		3,602
Dividends and interest	72		9,549		1,472
Expense reimbursement from Manager	4		8		11
Expense reimbursement from Underwriter	1		1		7
Investment securities sold	1,867		122		—
Prepaid directors’ expenses	1		2		1
Prepaid transfer agent fees	—		16		—

Total Assets	679,885		1,469,958		1,713,226
Liabilities
Accrued management and investment advisory fees	445		830		1,080
Accrued administrative service fees	8		1		16
Accrued distribution fees	23		119		120
Accrued service fees	9		1		19
Accrued transfer agent fees	46		—		234
Accrued other expenses	38		12		155
Payables:
Capital Shares reacquired	160		501		633
Dividends payable	—		6,967		—
Investment securities purchased	1,135		833		4,263
Collateral obligation on securities loaned, at value	126,363		31,209		86,296

Total Liabilities	128,227		40,473		92,816

Net Assets Applicable to Outstanding Shares	$551,658		$1,429,485		$1,620,410

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$534,980		$1,517,426		$1,637,462
Accumulated undistributed (overdistributed) net investment income (operating loss)	(2,149)		463		2,760
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,715)		(11,289)		(65,946)
Net unrealized appreciation (depreciation) of investments	39,542		(77,115)		46,134

Total Net Assets	$551,658		$1,429,485		$1,620,410

Capital Stock (par value: $.01 a share):
Shares authorized	440,000		505,000		730,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$14,198		$2,191		$39,292
Shares Issued and Outstanding	1,823		230		2,313
Net Asset Value per share	$7.79		$9.54		$16.98

Advisors Select: Net Assets	$11,223		$931		$19,660
Shares Issued and Outstanding	1,479		98		1,176
Net Asset Value per share	$7.59		$9.53		$16.72

Advisors Signature: Net Assets	$1,649		$751		$3,872
Shares Issued and Outstanding	209		79		226
Net Asset Value per share	$7.88		$9.56		$17.13

Class A: Net Assets	$15,549		$214,609		$99,339
Shares Issued and Outstanding	1,964		22,331		5,755
Net Asset Value per share	$7.91		$9.61		$17.26
Maximum Offering Price	$8.37	(b)	$10.06	(c)	$18.26	(b)

Class B: Net Assets	$5,864		N/A		$23,629
Shares Issued and Outstanding	759				1,379
Net Asset Value per share	$7.73	(d)			$17.13	(d)

Class C: Net Assets	$525		$90,766		$6,359
Shares Issued and Outstanding	67		9,444		370
Net Asset Value per share	$7.83	(d)	$9.61	(d)	$17.18	(d)

Class J: Net Assets	$22,716		$26,340		$165,237
Shares Issued and Outstanding	3,148		2,777		9,759
Net Asset Value per share	$7.21	(d)	$9.48	(d)	$16.93	(d)

Institutional: Net Assets	$441,134		$1,090,575		$1,184,491
Shares Issued and Outstanding	54,125		113,899		68,643
Net Asset Value per share	$8.15		$9.57		$17.26

Preferred: Net Assets	$30,776		$786		$61,876
Shares Issued and Outstanding	3,855		82		3,664
Net Asset Value per share	$7.98		$9.55		$16.89

Select: Net Assets	$8,024		$2,536		$16,655
Shares Issued and Outstanding	1,017		266		987
Net Asset Value per share	$7.88		$9.54		$16.87

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

17

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Short-Term Bond		Short-Term Income		SmallCap Blend
Amounts in thousands, except per share amounts	Fund		Fund		Fund

Investment in securities—at cost	$317,164		$595,152		$314,845

Assets
Investment in securities—at value	$298,886	(a)	$596,261	(a)	$321,438	(a)
Cash	309		10		10
Receivables:
Capital Shares sold	1,399		2,503		23
Dividends and interest	2,774		5,310		120
Expense reimbursement from Manager	3		4		2
Expense reimbursement from Underwriter	2		—		—
Investment securities sold	444		—		112
Variation margin on futures contracts	45		—		—
Other assets	1		—		1
Prepaid directors’ expenses	1		1		1

Total Assets	303,864		604,089		321,707
Liabilities
Accrued management and investment advisory fees	88		197		172
Accrued administrative service fees	1		—		1
Accrued distribution fees	34		13		50
Accrued service fees	1		—		1
Accrued transfer agent fees	46		18		161
Accrued other expenses	47		16		94
Payables:
Capital Shares reacquired	382		279		208
Dividends payable	1,093		1,732		—
Investment securities purchased	1,329		—		—
Swap premiums received	109		—		—
Unrealized loss on swap agreements	234		—		—
Variation margin on futures contracts	52		69		—
Collateral obligation on securities loaned, at value	34,840		90,555		37,665

Total Liabilities	38,256		92,879		38,352

Net Assets Applicable to Outstanding Shares	$265,608		$511,210		$283,355

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$293,519		$515,397		$285,088
Accumulated undistributed (overdistributed) net investment income (operating loss)	(523)		93		215
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,898)		(5,611)		(8,541)
Net unrealized appreciation (depreciation) of investments	(18,490)		1,331		6,593

Total Net Assets	$265,608		$511,210		$283,355

Capital Stock (par value: $.01 a share):
Shares authorized	655,000		550,000		455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$2,881		N/A		$1,566
Shares Issued and Outstanding	308				111
Net Asset Value per share	$9.38				$14.16

Advisors Select: Net Assets	$157		N/A		$2,001
Shares Issued and Outstanding	17				143
Net Asset Value per share	$9.34				$13.98

Advisors Signature: Net Assets	$324		N/A		$255
Shares Issued and Outstanding	35				18
Net Asset Value per share	$9.32				$14.02

Class A: Net Assets	$78,188		$38,936		$96,240
Shares Issued and Outstanding	8,390		3,343		6,767
Net Asset Value per share	$9.32		$11.65		$14.22
Maximum Offering Price	$9.56	(b)	$11.95	(b)	$15.05	(c)

Class B: Net Assets	N/A		N/A		$15,827
Shares Issued and Outstanding					1,142
Net Asset Value per share					$13.85	(d)

Class C: Net Assets	$2,017		$5,152		$1,309
Shares Issued and Outstanding	216		442		93
Net Asset Value per share	$9.32	(d)	$11.65	(d)	$14.09	(d)

Class J: Net Assets	$57,264		N/A		$125,555
Shares Issued and Outstanding	6,135				9,189
Net Asset Value per share	$9.33	(d)			$13.66	(d)

Institutional: Net Assets	$120,290		$467,122		$36,211
Shares Issued and Outstanding	12,904		40,095		2,492
Net Asset Value per share	$9.32		$11.65		$14.53

Preferred: Net Assets	$2,144		N/A		$2,163
Shares Issued and Outstanding	231				149
Net Asset Value per share	$9.30				$14.54

Select: Net Assets	$2,343		N/A		$2,228
Shares Issued and Outstanding	254				155
Net Asset Value per share	$9.24				$14.41

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
See accompanying notes.

18

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SmallCap Growth		SmallCap Value		Tax-Exempt Bond
Amounts in thousands, except per share amounts	Fund		Fund		Fund I

Investment in securities—at cost	$335,567		$582,040		$304,578

Assets
Investment in securities—at value	$337,378	(a)	$570,211	(a)	$303,687
Cash	10		10		53
Receivables:
Capital Shares sold	275		323		897
Dividends and interest	50		209		4,702
Expense reimbursement from Manager	5		7		29
Expense reimbursement from Underwriter	1		2		—
Investment securities sold	1,315		1,705		3,749
Other assets	—		—		8
Prepaid directors’ expenses	—		2		2

Total Assets	339,034		572,469		313,127
Liabilities
Accrued management and investment advisory fees	183		308		117
Accrued administrative service fees	1		7		—
Accrued distribution fees	29		36		71
Accrued service fees	1		8		—
Accrued transfer agent fees	81		35		37
Accrued other expenses	13		39		35
Payables:
Capital Shares reacquired	107		259		1,878
Dividends payable	—		—		1,172
Interest expense and fees payable	—		—		223
Investment securities purchased	1,982		—		4,732
Collateral obligation on securities loaned, at value	31,170		67,903		—
Floating rate notes issued	—		—		21,240

Total Liabilities	33,567		68,595		29,505

Net Assets Applicable to Outstanding Shares	$305,467		$503,874		$283,622

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$315,946		$562,789		$286,521
Accumulated undistributed (overdistributed) net investment income (operating loss)	(493)		808		651
Accumulated undistributed (overdistributed) net realized gain (loss)	(11,797)		(47,894)		(2,659)
Net unrealized appreciation (depreciation) of investments	1,811		(11,829)		(891)

Total Net Assets	$305,467		$503,874		$283,622

Capital Stock (par value: $.01 a share):
Shares authorized	705,000		830,000		300,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$2,886		$11,668		N/A
Shares Issued and Outstanding	354		755
Net Asset Value per share	$8.16		$15.45

Advisors Select: Net Assets	$660		$6,654		N/A
Shares Issued and Outstanding	82		436
Net Asset Value per share	$8.06		$15.29

Advisors Signature: Net Assets	$387		$1,323		N/A
Shares Issued and Outstanding	49		86
Net Asset Value per share	$7.93		$15.30

Class A: Net Assets	$46,192		$18,407		$263,152
Shares Issued and Outstanding	5,669		1,192		36,753
Net Asset Value per share	$8.15		$15.45		$7.16
Maximum Offering Price	$8.62	(b)	$16.35	(b)	$7.50	(c)

Class B: Net Assets	$5,242		$3,434		$16,603
Shares Issued and Outstanding	654		225		2,318
Net Asset Value per share	$8.01	(d)	$15.25	(d)	$7.16	(d)

Class C: Net Assets	$1,782		$4,229		$3,867
Shares Issued and Outstanding	221		275		540
Net Asset Value per share	$8.05	(d)	$15.38	(d)	$7.16	(d)

Class J: Net Assets	$34,923		$57,162		N/A
Shares Issued and Outstanding	4,571		3,821
Net Asset Value per share	$7.64	(d)	$14.96	(d)

Institutional: Net Assets	$210,298		$360,839		N/A
Shares Issued and Outstanding	25,622		23,304
Net Asset Value per share	$8.21		$15.48

Preferred: Net Assets	$2,772		$32,505		N/A
Shares Issued and Outstanding	330		2,084
Net Asset Value per share	$8.39		$15.60

Select: Net Assets	$325		$7,653		N/A
Shares Issued and Outstanding	39		493
Net Asset Value per share	$8.33		$15.53

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

19

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Ultra Short Bond		West Coast Equity
Amounts in thousands, except per share amounts	Fund		Fund

Investment in securities—at cost	$226,125		$981,812

Assets
Investment in securities—at value	$194,360	(a)	$1,484,918	(a)
Cash	73		10
Receivables:
Capital Shares sold	749		818
Dividends and interest	1,422		978
Expense reimbursement from Manager	3		—
Expense reimbursement from Underwriter	1		—
Investment securities sold	812		2,034
Variation margin on futures contracts	18		—
Prepaid directors’ expenses	2		—

Total Assets	197,440		1,488,758
Liabilities
Accrued management and investment advisory fees	61		571
Accrued administrative service fees	2		—
Accrued distribution fees	14		248
Accrued service fees	2		—
Accrued transfer agent fees	8		369
Accrued directors’ expenses	—		2
Accrued other expenses	26		132
Payables:
Capital Shares reacquired	85		1,562
Dividends payable	718		—
Investment securities purchased	3		789
Swap premiums received	34		—
Unrealized loss on swap agreements	73		—
Variation margin on futures contracts	11		—
Collateral obligation on securities loaned, at value	11,774		113,706

Total Liabilities	12,811		117,379

Net Assets Applicable to Outstanding Shares	$184,629		$1,371,379

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$217,875		$820,697
Accumulated undistributed (overdistributed) net investment income (operating loss)	(62)		2,972
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,302)		44,604
Net unrealized appreciation (depreciation) of investments	(31,882)		503,106

Total Net Assets	$184,629		$1,371,379

Capital Stock (par value: $.01 a share):
Shares authorized	695,000		600,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$2,786		N/A
Shares Issued and Outstanding	329
Net Asset Value per share	$8.47

Advisors Select: Net Assets	$6,889		N/A
Shares Issued and Outstanding	815
Net Asset Value per share	$8.45

Advisors Signature: Net Assets	$10		N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$8.46

Class A: Net Assets	$8,965		$564,388
Shares Issued and Outstanding	1,053		13,710
Net Asset Value per share	$8.51		$41.17
Maximum Offering Price	$8.60	(b)	$43.57	(c)

Class B: Net Assets	N/A		$144,697
Shares Issued and Outstanding			4,041
Net Asset Value per share			$35.81	(d)

Class C: Net Assets	$1,069		$18,457
Shares Issued and Outstanding	125		513
Net Asset Value per share	$8.52	(d)	$35.99	(d)

Class J: Net Assets	$27,191		N/A
Shares Issued and Outstanding	3,215
Net Asset Value per share	$8.46	(d)

Institutional: Net Assets	$136,917		$643,837
Shares Issued and Outstanding	16,082		15,469
Net Asset Value per share	$8.51		$41.62

Preferred: Net Assets	$792		N/A
Shares Issued and Outstanding	93
Net Asset Value per share	$8.50

Select: Net Assets	$10		N/A
Shares Issued and Outstanding	1
Net Asset Value per share	$8.44

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

20

Statements of operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

			Disciplined
	Bond & Mortgage	California Municipal	LargeCap Blend
Amounts in thousands	Securities Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$2,016	$—	$33,329
Interest	73,500	10,554	153
Securities lending	2,732	—	171

Total Income	78,248	10,554	33,653
Expenses:
Management and investment advisory fees	6,857	933	9,399
Distribution fees — Advisors Preferred	80	N/A	11
Distribution fees — Advisors Select	56	N/A	4
Distribution fees — Advisors Signature	13	N/A	3
Distribution fees — Class A	194	352	700
Distribution fees — Class B	109	423	254
Distribution fees — Class C	13	35	11
Distribution fees — Class J	566	N/A	N/A
Distribution fees — Select	15	N/A	2
Administrative service fees — Advisors Preferred	48	N/A	7
Administrative service fees — Advisors Select	37	N/A	3
Administrative service fees — Advisors Signature	10	N/A	2
Administrative service fees — Preferred	60	N/A	1
Administrative service fees — Select	20	N/A	3
Registration fees — Class A	11	14	56
Registration fees — Class B	8	14	10
Registration fees — Class C	12	14	10
Registration fees — Class J	14	N/A	N/A
Service fees — Advisors Preferred	54	N/A	8
Service fees — Advisors Select	47	N/A	3
Service fees — Advisors Signature	9	N/A	2
Service fees — Preferred	81	N/A	1
Service fees — Select	23	N/A	4
Shareholder reports — Class A	20	17	104
Shareholder reports — Class B	5	7	12
Shareholder reports — Class J	18	N/A	N/A
Transfer agent fees — Class A	191	74	324
Transfer agent fees — Class B	46	22	78
Transfer agent fees — Class C	7	5	7
Transfer agent fees — Class J	157	N/A	N/A
Auditing and legal fees	3	8	7
Custodian fees	4	3	6
Directors’ expenses	4	6	8
Interest expense and fees	—	460	—
Other expenses	51	6	34

Total Gross Expenses	8,843	2,393	11,074
Less: Reimbursement from Manager — Class A	88	4	166
Less: Reimbursement from Manager — Class B	50	4	7
Less: Reimbursement from Manager — Class C	16	10	14
Less: Reimbursement from Underwriter — Class J	61	N/A	N/A

Total Net Expenses	8,628	2,375	10,887

Net Investment Income (Operating Loss)	69,620	8,179	22,766

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	22,397	(3,175)	(5,845)
Futures contracts	—	(728)	—
Swap agreements	(4,349)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(153,320)	(12,630)	(392,711)
Futures contracts	—	(70)	—
Swap agreements	(2,624)	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(137,896)	(16,603)	(398,556)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,276)	$(8,424)	$(375,790)

See accompanying notes.

21

Statements of operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Diversified	Equity Income	Global Real Estate
Amounts in thousands	International Fund	Fund I	Securities Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$28,137	$49,540	$112
Withholding tax	(3,118)	—	(12)
Interest	362	1,789	10
Securities lending	778	652	—

Total Income	26,159	51,981	110
Expenses:
Management and investment advisory fees	9,925	9,864	29
Distribution fees — Advisors Preferred	120	N/A	N/A
Distribution fees — Advisors Select	52	N/A	N/A
Distribution fees — Advisors Signature	18	N/A	N/A
Distribution fees — Class A	732	1,956	4
Distribution fees — Class B	311	1,638	N/A
Distribution fees — Class C	107	1,257	7
Distribution fees — Class J	629	N/A	N/A
Distribution fees — Select	22	N/A	N/A
Administrative service fees — Advisors Preferred	72	N/A	N/A
Administrative service fees — Advisors Select	34	N/A	N/A
Administrative service fees — Advisors Signature	14	N/A	N/A
Administrative service fees — Preferred	68	N/A	N/A
Administrative service fees — Select	29	N/A	N/A
Registration fees — Class A	24	111	12
Registration fees — Class B	8	28	N/A
Registration fees — Class C	9	19	13
Registration fees — Class J	18	N/A	N/A
Service fees — Advisors Preferred	82	N/A	N/A
Service fees — Advisors Select	43	N/A	N/A
Service fees — Advisors Signature	13	N/A	N/A
Service fees — Preferred	92	N/A	N/A
Service fees — Select	33	N/A	N/A
Shareholder reports — Class A	68	211	1
Shareholder reports — Class B	15	32	N/A
Shareholder reports — Class C	5	11	—
Shareholder reports — Class J	20	N/A	N/A
Transfer agent fees — Class A	518	691	5
Transfer agent fees — Class B	98	294	N/A
Transfer agent fees — Class C	25	123	2
Transfer agent fees — Class J	172	N/A	N/A
Auditing and legal fees	7	7	7
Custodian fees	437	—	18
Directors’ expenses	16	30	—
Other expenses	36	35	1

Total Gross Expenses	13,872	16,307	99
Less: Reimbursement from Manager — Advisors Preferred	4	N/A	N/A
Less: Reimbursement from Manager — Advisors Select	2	N/A	N/A
Less: Reimbursement from Manager — Class A	138	N/A	27
Less: Reimbursement from Manager — Class C	22	N/A	18
Less: Reimbursement from Manager — Institutional	36	—	6
Less: Reimbursement from Manager — Preferred	5	N/A	N/A
Less: Reimbursement from Manager — Select	2	N/A	N/A
Less: Reimbursement from Underwriter — Class J	67	N/A	N/A

Total Net Expenses	13,596	16,307	48

Net Investment Income (Operating Loss)	12,563	35,674	62

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign tax refund of $45, $0 and $0, respectively)	(42,280)	(133,051)	(310)
Foreign currency transactions	(230)	—	25
Change in unrealized appreciation/depreciation of:
Investments	(301,927)	(410,892)	(521)
Translation of assets and liabilities in foreign currencies	(63)	—	2

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(344,500)	(543,943)	(804)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(331,937)	$(508,269)	$(742)

See accompanying notes.

22

Statements of operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Government & High
Amounts in thousands	Quality Bond Fund	High Yield Fund II	Income Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$—	$819	$—
Dividends	—	4,336	144
Withholding tax	—	(134)	—
Interest	9,368	57,083	35,068
Securities lending	431	623	559

Total Income	9,799	62,727	35,771
Expenses:
Management and investment advisory fees	754	4,038	2,963
Distribution fees — Advisors Preferred	16	N/A	N/A
Distribution fees — Advisors Select	15	N/A	N/A
Distribution fees — Advisors Signature	2	N/A	N/A
Distribution fees — Class A	241	913	189
Distribution fees — Class B	172	378	376
Distribution fees — Class C	11	662	70
Distribution fees — Class J	241	N/A	N/A
Distribution fees — Select	1	N/A	N/A
Administrative service fees — Advisors Preferred	10	N/A	N/A
Administrative service fees — Advisors Select	10	N/A	N/A
Administrative service fees — Advisors Signature	1	N/A	N/A
Administrative service fees — Preferred	10	N/A	N/A
Administrative service fees — Select	2	N/A	N/A
Registration fees — Class A	7	34	22
Registration fees — Class B	8	18	15
Registration fees — Class C	12	17	11
Registration fees — Class J	10	N/A	N/A
Service fees — Advisors Preferred	11	N/A	N/A
Service fees — Advisors Select	13	N/A	N/A
Service fees — Advisors Signature	1	N/A	N/A
Service fees — Preferred	13	N/A	N/A
Service fees — Select	2	N/A	N/A
Shareholder reports — Class A	21	74	21
Shareholder reports — Class B	6	13	16
Shareholder reports — Class C	—	15	1
Shareholder reports — Class J	8	N/A	N/A
Transfer agent fees — Class A	189	264	73
Transfer agent fees — Class B	50	44	41
Transfer agent fees — Class C	4	59	10
Transfer agent fees — Class J	76	N/A	N/A
Auditing and legal fees	3	7	7
Custodian fees	1	10	2
Directors’ expenses	2	11	4
Other expenses	6	101	10

Total Gross Expenses	1,929	6,658	3,831
Less: Reimbursement from Manager — Class A	—	—	6
Less: Reimbursement from Manager — Class B	—	18	21
Less: Reimbursement from Manager — Class C	14	8	13
Less: Reimbursement from Underwriter — Class J	26	N/A	N/A

Total Net Expenses	1,889	6,632	3,791

Net Investment Income (Operating Loss)	7,910	56,095	31,980

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	3,605	(3,569)	2,434
Foreign currency transactions	—	(92)	—
Futures contracts	(511)	—	—
Options and swaptions	96	—	—
Swap agreements	6	839	—
Change in unrealized appreciation/depreciation of:
Investments	(8,588)	(51,249)	2,007
Investments in affiliates	—	(2,395)	—
Futures contracts	(216)	—	—
Options and swaptions	4	—	—
Swap agreements	104	(1,846)	—
Translation of assets and liabilities in foreign currencies	—	(83)	1

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(5,500)	(58,395)	4,442

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,410	$(2,300)	$36,422

See accompanying notes.

23

Statements of operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

		International
	Inflation Protection	Emerging Markets	International
Amounts in thousands	Fund	Fund	Growth Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$—	$14,257	$28,569
Withholding tax	—	(1,528)	(3,194)
Interest	13,266	118	486
Securities lending	831	495	936

Total Income	14,097	13,342	26,797
Expenses:
Management and investment advisory fees	1,013	8,000	11,021
Distribution fees — Advisors Preferred	2	37	45
Distribution fees — Advisors Select	1	22	22
Distribution fees — Advisors Signature	—	12	6
Distribution fees — Class A	9	253	2
Distribution fees — Class B	N/A	147	N/A
Distribution fees — Class C	6	55	1
Distribution fees — Class J	22	624	173
Distribution fees — Select	—	9	11
Administrative service fees — Advisors Preferred	1	22	27
Administrative service fees — Advisors Select	1	15	15
Administrative service fees — Advisors Signature	—	9	4
Administrative service fees — Preferred	1	22	14
Administrative service fees — Select	—	12	14
Registration fees — Class A	8	13	12
Registration fees — Class B	N/A	8	N/A
Registration fees — Class C	12	12	13
Registration fees — Class J	7	17	9
Service fees — Advisors Preferred	1	25	30
Service fees — Advisors Select	1	18	18
Service fees — Advisors Signature	—	8	4
Service fees — Preferred	1	31	19
Service fees — Select	—	14	17
Shareholder reports — Class A	1	19	1
Shareholder reports — Class B	N/A	6	N/A
Shareholder reports — Class C	—	3	—
Shareholder reports — Class J	—	12	4
Transfer agent fees — Class A	7	201	6
Transfer agent fees — Class B	N/A	44	N/A
Transfer agent fees — Class C	4	17	2
Transfer agent fees — Class J	16	150	48
Auditing and legal fees	4	3	3
Custodian fees	1	191	96
Directors’ expenses	2	4	6
Other expenses	3	10	19

Total Gross Expenses	1,124	10,045	11,662
Less: Reimbursement from Manager — Class A	8	—	16
Less: Reimbursement from Manager — Class C	14	—	14
Less: Reimbursement from Manager — Class J	8	—	—
Less: Reimbursement from Underwriter — Class J	2	67	18

Total Net Expenses	1,092	9,978	11,614

Net Investment Income (Operating Loss)	13,005	3,364	15,183

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $473 and $0, respectively)	2,181	(5,531)	(121,298)
Foreign currency transactions	—	(2,561)	(120)
Swap agreements	19,809	—	—
Change in unrealized appreciation/depreciation of:
Investments	(35,633)	(180,684)	(203,033)
Options and swaptions	5	—	—
Swap agreements	(8,689)	—	—
Translation of assets and liabilities in foreign currencies	—	62	(128)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(22,327)	(188,714)	(324,579)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(9,322)	$(185,350)	$(309,396)

See accompanying notes.

24

Statements of operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	LargeCap Growth	LargeCap S&P 500	LargeCap Value
Amounts in thousands	Fund	Index Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$19,752	$11,012	$10,309
Interest	2,584	489	472
Securities lending	357	98	32

Total Income	22,693	11,599	10,813
Expenses:
Management and investment advisory fees	10,544	810	1,783
Distribution fees — Advisors Preferred	75	207	3
Distribution fees — Advisors Select	33	95	4
Distribution fees — Advisors Signature	22	22	1
Distribution fees — Class A	618	60	327
Distribution fees — Class B	377	N/A	86
Distribution fees — Class C	55	14	6
Distribution fees — Class J	119	877	125
Distribution fees — Select	14	32	1
Administrative service fees — Advisors Preferred	45	124	2
Administrative service fees — Advisors Select	22	63	3
Administrative service fees — Advisors Signature	18	18	1
Administrative service fees — Preferred	52	124	4
Administrative service fees — Select	18	42	1
Registration fees — Class A	28	9	9
Registration fees — Class B	16	N/A	8
Registration fees — Class C	8	12	12
Registration fees — Class J	10	10	9
Service fees — Advisors Preferred	51	141	2
Service fees — Advisors Select	28	79	3
Service fees — Advisors Signature	15	16	1
Service fees — Preferred	71	169	6
Service fees — Select	21	48	1
Shareholder reports — Class A	120	11	32
Shareholder reports — Class B	26	N/A	4
Shareholder reports — Class C	1	1	—
Shareholder reports — Class J	4	20	3
Transfer agent fees — Class A	582	111	289
Transfer agent fees — Class B	146	N/A	39
Transfer agent fees — Class C	12	6	5
Transfer agent fees — Class J	59	182	40
Auditing and legal fees	7	3	4
Custodian fees	3	2	1
Directors’ expenses	11	6	3
Other expenses	29	6	3

Total Gross Expenses	13,260	3,320	2,821
Less: Reimbursement from Manager — Class C	—	16	15
Less: Reimbursement from Underwriter — Class J	13	94	14

Total Net Expenses	13,247	3,210	2,792

Net Investment Income (Operating Loss)	9,446	8,389	8,021

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	25,565	2,876	(33,421)
Futures contracts	—	(2,790)	(3,158)
Change in unrealized appreciation/depreciation of:
Investments	(140,137)	(124,207)	(49,666)
Futures contracts	—	245	(572)
Translation of assets and liabilities in foreign currencies	(287,667)	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(402,239)	(123,876)	(86,817)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(392,793)	$(115,487)	$(78,796)

See accompanying notes.

25

Statements of operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

Amounts in thousands	MidCap Blend Fund	MidCap Stock Fund	Money Market Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$3,967	$5,984	$—
Interest	378	329	58,351
Securities lending	203	244	—

Total Income	4,548	6,557	58,351
Expenses:
Management and investment advisory fees	2,724	2,467	5,257
Distribution fees — Advisors Preferred	13	N/A	54
Distribution fees — Advisors Select	5	N/A	29
Distribution fees — Advisors Signature	2	N/A	9
Distribution fees — Class A	672	183	—
Distribution fees — Class B	303	116	200
Distribution fees — Class C	20	40	73
Distribution fees — Class J	450	N/A	268
Distribution fees — Select	3	N/A	7
Administrative service fees — Advisors Preferred	8	N/A	33
Administrative service fees — Advisors Select	3	N/A	19
Administrative service fees — Advisors Signature	2	N/A	7
Administrative service fees — Preferred	13	N/A	63
Administrative service fees — Select	4	N/A	9
Registration fees — Class A	13	16	52
Registration fees — Class B	9	12	12
Registration fees — Class C	12	11	4
Registration fees — Class J	14	N/A	15
Service fees — Advisors Preferred	9	N/A	37
Service fees — Advisors Select	4	N/A	24
Service fees — Advisors Signature	2	N/A	7
Service fees — Preferred	18	N/A	86
Service fees — Select	4	N/A	10
Shareholder reports — Class A	62	44	294
Shareholder reports — Class B	13	11	2
Shareholder reports — Class C	1	3	1
Shareholder reports — Class J	14	N/A	81
Transfer agent fees — Class A	549	83	481
Transfer agent fees — Class B	111	38	21
Transfer agent fees — Class C	9	13	—
Transfer agent fees — Class J	136	N/A	169
Auditing and legal fees	3	7	7
Custodian fees	2	1	4
Directors’ expenses	5	4	32
Other expenses	6	19	31

Total Gross Expenses	5,218	3,068	7,398
Less: Reimbursement from Manager — Class A	295	32	—
Less: Reimbursement from Manager — Class B	232	14	—
Less: Reimbursement from Manager — Class C	16	12	—
Less: Reimbursement from Underwriter — Class J	48	N/A	—

Total Net Expenses	4,627	3,010	7,398

Net Investment Income (Operating Loss)	(79)	3,547	50,953

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	19,451	(6,212)	—
Foreign currency transactions	8	—	—
Change in unrealized appreciation/depreciation of:
Investments	(79,645)	(78,799)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(60,186)	(85,011)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,265)	$(81,464)	$50,953

     See accompanying notes.

26

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Mortgage Securities	Partners LargeCap	Partners LargeCap
Amounts in thousands	Fund	Blend Fund	Blend Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$—	$9,001	$8,298
Interest	41,663	41	107
Securities lending	110	117	78

Total Income	41,773	9,159	8,483
Expenses:
Management and investment advisory fees	3,955	3,645	1,899
Distribution fees — Advisors Preferred	N/A	38	4
Distribution fees — Advisors Select	N/A	40	6
Distribution fees — Advisors Signature	N/A	6	2
Distribution fees — Class A	110	75	158
Distribution fees — Class B	270	120	56
Distribution fees — Class C	34	6	4
Distribution fees — Class J	N/A	337	113
Distribution fees — Select	N/A	8	2
Administrative service fees — Advisors Preferred	N/A	23	3
Administrative service fees — Advisors Select	N/A	27	4
Administrative service fees — Advisors Signature	N/A	5	1
Administrative service fees — Preferred	N/A	26	3
Administrative service fees — Select	N/A	10	2
Registration fees — Class A	17	11	9
Registration fees — Class B	13	8	8
Registration fees — Class C	11	12	12
Registration fees — Class J	N/A	13	9
Service fees — Advisors Preferred	N/A	26	3
Service fees — Advisors Select	N/A	33	5
Service fees — Advisors Signature	N/A	4	1
Service fees — Preferred	N/A	36	4
Service fees — Select	N/A	12	2
Shareholder reports — Class A	16	10	24
Shareholder reports — Class B	13	3	3
Shareholder reports — Class C	1	—	1
Shareholder reports — Class J	N/A	7	2
Transfer agent fees — Class A	54	91	236
Transfer agent fees — Class B	32	37	35
Transfer agent fees — Class C	6	5	4
Transfer agent fees — Class J	N/A	86	29
Auditing and legal fees	7	3	3
Custodian fees	2	1	1
Directors’ expenses	3	6	1
Other expenses	5	6	1

Total Gross Expenses	4,549	4,776	2,650
Less: Reimbursement from Manager — Class A	16	—	—
Less: Reimbursement from Manager — Class B	19	—	—
Less: Reimbursement from Manager — Class C	14	14	16
Less: Reimbursement from Underwriter — Class J	N/A	36	12

Total Net Expenses	4,500	4,726	2,622

Net Investment Income (Operating Loss)	37,273	4,433	5,861

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	417	5,885	(28,029)
Futures contracts	—	(1,105)	(3,312)
Change in unrealized appreciation/depreciation of:
Investments	18,423	(111,236)	(78,239)
Futures contracts	—	(134)	498

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	18,840	(106,590)	(109,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	$56,113	$(102,157)	$(103,221)

See accompanying notes.

27

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

			Partners LargeCap
	Partners LargeCap	Partners LargeCap	Value
Amounts in thousands	Growth Fund I	Growth Fund II	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$5,708	$7,812	$37,989
Withholding tax	—	(157)	—
Interest	167	354	152
Securities lending	183	249	260

Total Income	6,058	8,258	38,401
Expenses:
Management and investment advisory fees	6,179	6,599	9,240
Distribution fees — Advisors Preferred	27	12	145
Distribution fees — Advisors Select	23	20	78
Distribution fees — Advisors Signature	2	2	13
Distribution fees — Class A	60	2	72
Distribution fees — Class B	52	N/A	96
Distribution fees — Class C	3	2	7
Distribution fees — Class J	106	65	267
Distribution fees — Select	3	10	24
Administrative service fees — Advisors Preferred	16	7	87
Administrative service fees — Advisors Select	15	13	52
Administrative service fees — Advisors Signature	2	2	11
Administrative service fees — Preferred	16	12	61
Administrative service fees — Select	4	13	31
Registration fees — Class A	9	8	10
Registration fees — Class B	8	N/A	8
Registration fees — Class C	12	12	12
Registration fees — Class J	9	11	12
Service fees — Advisors Preferred	19	8	99
Service fees — Advisors Select	19	16	65
Service fees — Advisors Signature	2	2	9
Service fees — Preferred	22	17	84
Service fees — Select	4	15	36
Shareholder reports — Class A	12	—	10
Shareholder reports — Class B	3	N/A	4
Shareholder reports — Class J	5	2	8
Transfer agent fees — Class A	117	6	91
Transfer agent fees — Class B	29	N/A	36
Transfer agent fees — Class C	4	3	5
Transfer agent fees — Class J	56	29	83
Auditing and legal fees	3	3	3
Custodian fees	1	3	3
Directors’ expenses	6	5	12
Other expenses	6	5	14

Total Gross Expenses	6,854	6,904	10,788
Less: Custodian credits	—	2	2
Less: Reimbursement from Manager — Class A	—	11	—
Less: Reimbursement from Manager — Class C	15	14	14
Less: Reimbursement from Underwriter — Class J	11	7	29

Total Net Expenses	6,828	6,870	10,743

Net Investment Income (Operating Loss)	(770)	1,388	27,658

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(17,301)	10,721	15,354
Foreign currency transactions	—	(1,613)	—
Futures contracts	—	(429)	(1,217)
Change in unrealized appreciation/depreciation of:
Investments	(200,572)	(109,037)	(396,412)
Futures contracts	—	(35)	(330)
Translation of assets and liabilities in foreign currencies	—	159	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(217,873)	(100,234)	(382,605)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(218,643)	$(98,846)	$(354,947)

See accompanying notes.

28

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Partners MidCap	Partners MidCap	Partners MidCap
Amounts in thousands	Growth Fund	Growth Fund I	Value Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$2,064	$1,287	$5,678
Interest	159	5	18
Securities lending	273	86	157

Total Income	2,496	1,378	5,853
Expenses:
Management and investment advisory fees	3,495	1,501	3,011
Distribution fees — Advisors Preferred	39	5	37
Distribution fees — Advisors Select	20	5	29
Distribution fees — Advisors Signature	2	2	3
Distribution fees — Class A	45	4	13
Distribution fees — Class B	55	N/A	9
Distribution fees — Class C	7	2	6
Distribution fees — Class J	81	N/A	196
Distribution fees — Select	12	2	10
Administrative service fees — Advisors Preferred	23	3	22
Administrative service fees — Advisors Select	13	3	20
Administrative service fees — Advisors Signature	2	2	2
Administrative service fees — Preferred	10	2	13
Administrative service fees — Select	17	3	13
Registration fees — Class A	9	8	6
Registration fees — Class B	8	N/A	5
Registration fees — Class C	12	12	12
Registration fees — Class J	9	N/A	10
Service fees — Advisors Preferred	27	4	25
Service fees — Advisors Select	16	4	25
Service fees — Advisors Signature	1	2	2
Service fees — Preferred	14	3	17
Service fees — Select	19	3	15
Shareholder reports — Class A	7	1	3
Shareholder reports — Class B	2	N/A	—
Shareholder reports — Class J	3	N/A	6
Transfer agent fees — Class A	70	9	21
Transfer agent fees — Class B	23	N/A	8
Transfer agent fees — Class C	5	4	5
Transfer agent fees — Class J	35	N/A	54
Auditing and legal fees	3	3	3
Custodian fees	3	2	2
Directors’ expenses	3	2	4
Other expenses	3	2	11

Total Gross Expenses	4,093	1,593	3,618
Less: Reimbursement from Manager — Class A	—	10	5
Less: Reimbursement from Manager — Class B	5	N/A	10
Less: Reimbursement from Manager — Class C	14	15	14
Less: Reimbursement from Underwriter — Class J	9	N/A	21

Total Net Expenses	4,065	1,568	3,568

Net Investment Income (Operating Loss)	(1,569)	(190)	2,285

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(4,938)	(7,407)	(41,525)
Change in unrealized appreciation/depreciation of:
Investments	(62,019)	(18,727)	(41,728)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(66,957)	(26,134)	(83,253)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,526)	$(26,324)	$(80,968)

See accompanying notes.

29

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Partners SmallCap	Preferred Securities	Real Estate
Amounts in thousands	Growth Fund II	Fund	Securities Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$563	$27,459	$20,799
Interest	97	12,664	1,146
Securities lending	526	266	193

Total Income	1,186	40,389	22,138
Expenses:
Management and investment advisory fees	2,931	4,348	6,010
Distribution fees — Advisors Preferred	19	3	45
Distribution fees — Advisors Select	18	1	26
Distribution fees — Advisors Signature	3	1	6
Distribution fees — Class A	20	162	123
Distribution fees — Class B	32	N/A	121
Distribution fees — Class C	2	253	31
Distribution fees — Class J	54	58	377
Distribution fees — Select	4	1	7
Administrative service fees — Advisors Preferred	11	1	27
Administrative service fees — Advisors Select	12	1	17
Administrative service fees — Advisors Signature	3	1	5
Administrative service fees — Preferred	18	—	33
Administrative service fees — Select	5	2	9
Registration fees — Class A	8	9	13
Registration fees — Class B	8	N/A	5
Registration fees — Class C	12	12	8
Registration fees — Class J	9	8	14
Service fees — Advisors Preferred	13	2	31
Service fees — Advisors Select	15	1	22
Service fees — Advisors Signature	2	1	4
Service fees — Preferred	25	—	44
Service fees — Select	6	2	11
Shareholder reports — Class A	5	5	17
Shareholder reports — Class B	2	N/A	3
Shareholder reports — Class C	—	2	2
Shareholder reports — Class J	3	2	15
Transfer agent fees — Class A	46	16	156
Transfer agent fees — Class B	19	N/A	48
Transfer agent fees — Class C	4	12	13
Transfer agent fees — Class J	42	24	133
Auditing and legal fees	3	3	7
Custodian fees	3	1	2
Directors’ expenses	4	2	9
Other expenses	4	2	11

Total Gross Expenses	3,365	4,936	7,405
Less: Reimbursement from Manager — Class A	4	22	92
Less: Reimbursement from Manager — Class B	6	N/A	27
Less: Reimbursement from Manager — Class C	14	23	19
Less: Reimbursement from Underwriter — Class J	6	6	40

Total Net Expenses	3,335	4,885	7,227

Net Investment Income (Operating Loss)	(2,149)	35,504	14,911

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(19,569)	(2,166)	(65,942)
Change in unrealized appreciation/depreciation of:
Investments	(101,563)	(41,219)	(61,621)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(121,132)	(43,385)	(127,563)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(123,281)	$(7,881)	$(112,652)

See accompanying notes.

30

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Short-Term Bond	Short-Term Income	SmallCap Blend
Amounts in thousands	Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$—	$—	$1,755
Interest	7,823	10,187	101
Securities lending	227	257	190

Total Income	8,050	10,444	2,046
Expenses:
Management and investment advisory fees	582	1,063	1,113
Distribution fees — Advisors Preferred	22	N/A	2
Distribution fees — Advisors Select	—	N/A	3
Distribution fees — Class A	64	49	125
Distribution fees — Class B	N/A	N/A	89
Distribution fees — Class C	10	24	7
Distribution fees — Class J	142	N/A	100
Distribution fees — Select	1	N/A	1
Administrative service fees — Advisors Preferred	13	N/A	1
Administrative service fees — Advisors Select	—	N/A	2
Administrative service fees — Advisors Signature	—	N/A	1
Administrative service fees — Preferred	2	N/A	1
Administrative service fees — Select	1	N/A	1
Registration fees — Class A	13	12	11
Registration fees — Class B	N/A	N/A	8
Registration fees — Class C	12	11	11
Registration fees — Class J	12	N/A	10
Service fees — Advisors Preferred	15	N/A	1
Service fees — Advisors Select	—	N/A	3
Service fees — Preferred	2	N/A	2
Service fees — Select	2	N/A	2
Shareholder reports — Class A	8	8	21
Shareholder reports — Class B	N/A	N/A	5
Shareholder reports — Class C	—	1	—
Shareholder reports — Class J	5	N/A	8
Transfer agent fees — Class A	71	29	187
Transfer agent fees — Class B	N/A	N/A	41
Transfer agent fees — Class C	5	6	5
Transfer agent fees — Class J	49	N/A	74
Auditing and legal fees	3	7	3
Custodian fees	2	2	2
Directors’ expenses	2	1	2
Other expenses	2	1	3

Total Gross Expenses	1,040	1,214	1,845
Less: Reimbursement from Manager — Class A	—	5	—
Less: Reimbursement from Manager — Class C	15	14	14
Less: Reimbursement from Underwriter — Class J	15	N/A	—

Total Net Expenses	1,010	1,195	1,831

Net Investment Income (Operating Loss)	7,040	9,249	215

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	412	(422)	(8,406)
Futures contracts	661	(813)	—
Swap agreements	(93)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(14,858)	3,183	(39,244)
Futures contracts	17	290	—
Options and swaptions	3	—	—
Swap agreements	(213)	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(14,071)	2,238	(47,650)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(7,031)	$11,487	$(47,435)

See accompanying notes.

31

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	SmallCap Growth	SmallCap Value	Tax-Exempt Bond
Amounts in thousands	Fund	Fund	Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$1,022	$3,978	$—
Interest	134	351	8,416
Securities lending	179	233	—

Total Income	1,335	4,562	8,416
Expenses:
Management and investment advisory fees	1,363	1,894	735
Distribution fees — Advisors Preferred	3	15	N/A
Distribution fees — Advisors Select	1	10	N/A
Distribution fees — Advisors Signature	—	2	N/A
Distribution fees — Class A	112	24	341
Distribution fees — Class B	31	19	91
Distribution fees — Class C	9	21	14
Distribution fees — Class J	85	138	N/A
Distribution fees — Select	—	4	N/A
Administrative service fees — Advisors Preferred	2	9	N/A
Administrative service fees — Advisors Select	1	7	N/A
Administrative service fees — Advisors Signature	—	1	N/A
Administrative service fees — Preferred	1	18	N/A
Administrative service fees — Select	—	5	N/A
Registration fees — Class A	10	8	36
Registration fees — Class B	9	7	14
Registration fees — Class C	9	11	12
Registration fees — Class J	8	9	N/A
Service fees — Advisors Preferred	2	10	N/A
Service fees — Advisors Select	1	9	N/A
Service fees — Advisors Signature	—	2	N/A
Service fees — Preferred	2	24	N/A
Service fees — Select	—	5	N/A
Shareholder reports — Class A	37	6	15
Shareholder reports — Class B	6	2	2
Shareholder reports — Class C	1	1	—
Shareholder reports — Class J	3	4	N/A
Transfer agent fees — Class A	95	32	57
Transfer agent fees — Class B	19	13	9
Transfer agent fees — Class C	7	9	4
Transfer agent fees — Class J	34	45	N/A
Auditing and legal fees	7	7	7
Custodian fees	4	4	2
Directors’ expenses	2	2	3
Interest expense and fees	—	—	377
Other expenses	4	2	5

Total Gross Expenses	1,868	2,379	1,724
Less: Reimbursement from Manager — Advisors Preferred	—	1	N/A
Less: Reimbursement from Manager — Class A	—	13	111
Less: Reimbursement from Manager — Class B	9	12	58
Less: Reimbursement from Manager — Class C	13	14	14
Less: Reimbursement from Manager — Institutional	9	9	N/A
Less: Reimbursement from Manager — Preferred	—	1	N/A
Less: Reimbursement from Underwriter — Class J	9	15	N/A

Total Net Expenses	1,828	2,314	1,541

Net Investment Income (Operating Loss)	(493)	2,248	6,875

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(10,046)	(46,556)	(1,577)
Change in unrealized appreciation/depreciation of:
Investments	(56,650)	(18,549)	(8,741)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(66,696)	(65,105)	(10,318)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(67,189)	$(62,857)	$(3,443)

See accompanying notes.

32

Statements of Operations
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

	Ultra Short Bond	West Coast Equity
Amounts in thousands	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$—	$11,448
Interest	5,325	402
Securities lending	—	708

Total Income	5,325	12,558
Expenses:
Management and investment advisory fees	397	3,954
Distribution fees — Advisors Preferred	4	N/A
Distribution fees — Advisors Select	12	N/A
Distribution fees — Class A	9	983
Distribution fees — Class B	N/A	780
Distribution fees — Class C	12	96
Distribution fees — Class J	72	N/A
Administrative service fees — Advisors Preferred	2	N/A
Administrative service fees — Advisors Select	8	N/A
Administrative service fees — Preferred	1	N/A
Registration fees — Class A	12	103
Registration fees — Class B	N/A	22
Registration fees — Class C	12	10
Registration fees — Class J	9	N/A
Service fees — Advisors Preferred	2	N/A
Service fees — Advisors Select	10	N/A
Service fees — Preferred	1	N/A
Shareholder reports — Class A	2	130
Shareholder reports — Class B	N/A	62
Shareholder reports — Class C	—	5
Shareholder reports — Class J	2	N/A
Transfer agent fees — Class A	8	346
Transfer agent fees — Class B	N/A	186
Transfer agent fees — Class C	4	22
Transfer agent fees — Class J	29	N/A
Auditing and legal fees	3	7
Custodian fees	1	7
Directors’ expenses	—	14
Other expenses	1	10

Total Gross Expenses	613	6,737
Less: Reimbursement from Manager — Class A	6	—
Less: Reimbursement from Manager — Class B	N/A	6
Less: Reimbursement from Manager — Class C	15	8
Less: Reimbursement from Underwriter — Class J	8	N/A

Total Net Expenses	584	6,723

Net Investment Income (Operating Loss)	4,741	5,835

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(297)	46,562
Futures contracts	(54)	—
Swap agreements	(25)	—
Change in unrealized appreciation/depreciation of:
Investments	(21,778)	(258,142)
Futures contracts	(44)	—
Options and swaptions	1	—
Swap agreements	(73)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(22,270)	(211,580)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(17,529)	$(205,745)

See accompanying notes.

33

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Bond & Mortgage Securities Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$69,620	$120,039
Net realized gain (loss) from investment transactions and foreign currency transactions	18,048	(6,432)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(155,944)	(34,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,276)	79,271

Dividends and Distributions to Shareholders
From net investment income	(71,356)	(120,154)

Total Dividends and Distributions	(71,356)	(120,154)

Capital Share Transactions
Net increase (decrease) in capital share transactions	473,812	517,572
Redemption fees — Class A	—	3
Redemption fees — Class J	2	3

Total increase (decrease) in net assets	334,182	476,695

Net Assets
Beginning of period	2,517,121	2,040,426

End of period (including undistributed net investment income as set forth below)	$2,851,303	$2,517,121

Undistributed (overdistributed) net investment income (operating loss)	$(3,644)	$1,140

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$9,539	$4,423	$1,825	$6,768	$2,071	$681	$18,301	$506,102	$17,867	$8,745
Reinvested	1,564	885	167	3,618	460	54	5,721	54,856	2,831	761
Redeemed	(7,304)	(4,169)	(1,144)	(17,872)	(3,422)	(189)	(30,502)	(82,473)	(22,040)	(4,312)

Net Increase (Decrease)	$3,799	$1,139	$848	$(7,486)	$(891)	$546	$(6,480)	$478,485	$(1,342)	$5,194

Shares:
Sold	928	433	179	659	200	66	1,770	49,271	1,742	841
Reinvested	153	87	17	352	45	5	555	5,356	277	73
Redeemed	(720)	(410)	(113)	(1,747)	(334)	(18)	(2,959)	(8,078)	(2,155)	(418)

Net Increase (Decrease)	361	110	83	(736)	(89)	53	(634)	46,549	(136)	496

Year Ended October 31, 2007
Dollars:
Sold	$21,858	$8,738	$3,722	$25,305	$2,904	$2,632	$54,124	$746,962	$44,187	$16,484
Reinvested	2,885	1,896	262	7,607	1,006	47	11,596	87,642	5,339	1,199
Redeemed	(11,526)	(14,684)	(1,288)	(36,255)	(6,279)	(213)	(47,453)	(372,923)	(31,734)	(6,468)

Net Increase (Decrease)	$13,217	$(4,050)	$2,696	$(3,343)	$(2,369)	$2,466	$18,267	$461,681	$17,792	$11,215

Shares:
Sold	2,060	830	353	2,380	274	249	5,076	70,352	4,176	1,536
Reinvested	274	180	25	719	95	4	1,092	8,294	507	113
Redeemed	(1,089)	(1,390)	(122)	(3,419)	(592)	(20)	(4,462)	(35,296)	(3,008)	(604)

Net Increase (Decrease)	1,245	(380)	256	(320)	(223)	233	1,706	43,350	1,675	1,045

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,564)	$(885)	$(167)	$(3,914)	$(473)	$(56)	$(5,774)	$(54,931)	$(2,831)	$(761)

Total Dividends and Distributions	$(1,564)	$(885)	$(167)	$(3,914)	$(473)	$(56)	$(5,774)	$(54,931)	$(2,831)	$(761)

Year Ended October 31, 2007
From net investment income	$(2,885)	$(1,896)	$(262)	$(8,215)	$(1,029)	$(47)	$(11,635)	$(87,645)	$(5,341)	$(1,199)

Total Dividends and Distributions	$(2,885)	$(1,896)	$(262)	$(8,215)	$(1,029)	$(47)	$(11,635)	$(87,645)	$(5,341)	$(1,199)

See accompanying notes.

34

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	California Municipal Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$8,179	$15,738
Net realized gain (loss) from investment transactions and foreign currency transactions	(3,903)	(1,712)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(12,700)	(16,143)

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,424)	(2,117)

Dividends and Distributions to Shareholders
From net investment income	(8,060)	(15,564)
From net realized gain on investments	—	(2,473)
From tax return of capital	—	(80)

Total Dividends and Distributions	(8,060)	(18,117)

Capital Share Transactions
Net increase (decrease) in capital share transactions	66,907	(18,663)
Redemption fees — Class A	3	11
Redemption fees — Class B	3	—

Total increase (decrease) in net assets	50,429	(38,886)

Net Assets
Beginning of period	362,815	401,701

End of period (including undistributed net investment income as set forth below)	$413,244	$362,815

Undistributed (overdistributed) net investment income (operating loss)	$518	$332

	Class A	Class B	Class C

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$32,484	$1,247	$2,564
Issued in acquisitions	47,939	27,057	4,750
Reinvested	3,882	1,059	90
Redeemed	(34,720)	(17,849)	(1,596)

Net Increase (Decrease)	$49,585	$11,514	$5,808

Shares:
Sold	3,115	120	244
Issued in acquisitions	4,621	2,609	458
Reinvested	375	102	9
Redeemed	(3,343)	(1,712)	(153)

Net Increase (Decrease)	4,768	1,119	558

Year Ended October 31, 2007
Dollars:
Sold	$71,906	$2,263	$1,958
Reinvested	8,120	3,078	124
Redeemed	(57,056)	(47,942)	(1,114)

Net Increase (Decrease)	$22,970	$(42,601)	$968

Shares:
Sold	6,503	206	177
Reinvested	734	277	11
Redeemed	(5,181)	(4,354)	(101)

Net Increase (Decrease)	2,056	(3,871)	87

Distributions:
Period Ended April 30, 2008
From net investment income	$(6,344)	$(1,584)	$(132)

Total Dividends and Distributions	$(6,344)	$(1,584)	$(132)

Year Ended October 31, 2007
From net investment income	$(11,600)	$(3,875)	$(169)
From net realized gain on investments	(1,646)	(798)	(29)

Total Dividends and Distributions	$(13,246)	$(4,673)	$(198)

See accompanying notes.

35

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Disciplined LargeCap Blend Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$22,766	$30,094
Net realized gain (loss) from investment transactions and foreign currency transactions	(5,845)	416,449
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(392,711)	(63,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	(375,790)	383,047

Dividends and Distributions to Shareholders
From net investment income	(37,990)	(11,432)
From net realized gain on investments	(415,096)	(23,879)

Total Dividends and Distributions	(453,086)	(35,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions	16,022	2,489,807
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	(812,854)	2,837,544

Net Assets
Beginning of period	3,936,149	1,098,605

End of period (including undistributed net investment income as set forth below)	$3,123,295	$3,936,149

Undistributed (overdistributed) net investment income (operating loss)	$11,995	$27,219

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$399	$339	$522	$15,620	$1,108	$251	$298,237	$314	$389
Reinvested	1,176	297	177	76,568	6,300	252	364,838	236	618
Redeemed	(1,149)	(212)	(163)	(279,636)	(12,109)	(310)	(457,382)	(130)	(528)

Net Increase (Decrease)	$426	$424	$536	$(187,448)	$(4,701)	$193	$205,693	$420	$479

Shares:
Sold	27	23	35	1,084	78	17	20,464	21	27
Reinvested	77	19	12	4,925	411	16	23,480	15	40
Redeemed	(80)	(14)	(12)	(20,441)	(852)	(21)	(29,640)	(9)	(38)

Net Increase (Decrease)	24	28	35	(14,432)	(363)	12	14,304	27	29

Year Ended October 31, 2007
Dollars:
Sold	$5,588	$972	$276	$35,790	$2,637	$856	$583,274	$732	$773
Issued in acquisitions	—	—	—	580,594	63,177	2,266	1,705,094	—	—
Reinvested	177	56	33	2,719	297	—	31,787	50	160
Redeemed	(1,947)	(576)	(249)	(88,592)	(23,395)	(854)	(409,956)	(584)	(1,348)

Net Increase (Decrease)	$3,818	$452	$60	$530,511	$42,716	$2,268	$1,910,199	$198	$(415)

Shares:
Sold	341	59	17	2,128	159	51	34,314	43	47
Issued in acquisitions	—	—	—	35,725	3,905	139	105,189	—	—
Reinvested	11	4	2	169	19	—	1,973	3	10
Redeemed	(117)	(35)	(15)	(5,275)	(1,399)	(50)	(24,941)	(35)	(82)

Net Increase (Decrease)	235	28	4	32,747	2,684	140	116,535	11	(25)

Distributions:
Period Ended April 30, 2008
From net investment income	$(61)	$(11)	$(5)	$(5,697)	$—	$—	$(32,157)	$(18)	$(41)
From net realized gain on investments	(1,116)	(286)	(172)	(73,221)	(6,561)	(264)	(332,681)	(218)	(577)

Total Dividends and Distributions	$(1,177)	$(297)	$(177)	$(78,918)	$(6,561)	$(264)	$(364,838)	$(236)	$(618)

Year Ended October 31, 2007
From net investment income	$(36)	$(9)	$(3)	$(545)	$—	$—	$(10,784)	$(14)	$(41)
From net realized gain on investments	(141)	(47)	(30)	(2,203)	(300)	—	(21,003)	(36)	(119)

Total Dividends and Distributions	$(177)	$(56)	$(33)	$(2,748)	$(300)	$—	$(31,787)	$(50)	$(160)

See accompanying notes.

36

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Diversified International Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$12,563	$22,779
Net realized gain (loss) from investment transactions and foreign currency transactions	(42,510)	308,524
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(301,990)	258,761

Net Increase (Decrease) in Net Assets Resulting from Operations	(331,937)	590,064

Dividends and Distributions to Shareholders
From net investment income	(23,601)	(7,963)
From net realized gain on investments	(301,880)	(71,320)

Total Dividends and Distributions	(325,481)	(79,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions	294,690	1,314,905
Redemption fees — Class A	6	15
Redemption fees — Class C	1	—
Redemption fees — Class J	1	1

Total increase (decrease) in net assets	(362,720)	1,825,702

Net Assets
Beginning of period	2,619,427	793,725

End of period (including undistributed net investment income as set forth below)	$2,256,707	$2,619,427

Undistributed (overdistributed) net investment income (operating loss)	$8,655	$19,923

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$23,480	$6,250	$2,307	$52,733	$6,109	$6,883	$33,512	$104,310	$29,762	$20,509
Reinvested	13,394	4,629	1,360	80,975	7,992	2,336	37,489	148,624	17,890	5,208
Redeemed	(8,348)	(3,526)	(1,132)	(162,483)	(11,536)	(3,666)	(29,932)	(62,619)	(23,413)	(4,407)

Net Increase (Decrease)	$28,526	$7,353	$2,535	$(28,775)	$2,565	$5,553	$41,069	$190,315	$24,239	$21,310

Shares:
Sold	1,623	465	168	3,816	442	491	2,456	7,423	2,129	1,538
Reinvested	975	340	99	5,862	584	170	2,744	10,745	1,295	373
Redeemed	(645)	(271)	(89)	(12,783)	(885)	(274)	(2,263)	(4,195)	(1,883)	(316)

Net Increase (Decrease)	1,953	534	178	(3,105)	141	387	2,937	13,973	1,541	1,595

Year Ended October 31, 2007
Dollars:
Sold	$42,142	$12,063	$6,079	$132,142	$13,884	$15,063	$86,419	$2,831	$80,654	$21,466
Issued in acquisitions	—	—	—	127,394	12,523	6,538	—	1,106,021	—	—
Reinvested	4,571	2,332	400	35,608	4,308	—	19,408	4,687	5,568	1,687
Redeemed	(7,869)	(5,280)	(1,191)	(88,894)	(17,440)	(2,189)	(43,271)	(233,331)	(25,091)	(4,327)

Net Increase (Decrease)	$38,844	$9,115	$5,288	$206,250	$13,275	$19,412	$62,556	$880,208	$61,131	$18,826

Shares:
Sold	2,864	812	410	8,812	923	993	5,858	195	5,357	1,438
Issued in acquisitions	—	—	—	9,310	915	478	—	81,049	—	—
Reinvested	334	172	29	2,588	315	—	1,425	340	404	121
Redeemed	(545)	(359)	(82)	(5,948)	(1,176)	(144)	(2,933)	(16,138)	(1,684)	(282)

Net Increase (Decrease)	2,653	625	357	14,762	977	1,327	4,350	65,446	4,077	1,277

Distributions:
Period Ended April 30, 2008
From net investment income	$(659)	$(162)	$(33)	$(5,462)	$—	$—	$(1,728)	$(13,865)	$(1,331)	$(361)
From net realized gain on investments	(12,735)	(4,468)	(1,327)	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(16,559)	(4,847)

Total Dividends and Distributions	$(13,394)	$(4,630)	$(1,360)	$(85,469)	$(8,583)	$(2,825)	$(37,493)	$(148,629)	$(17,890)	$(5,208)

Year Ended October 31, 2007
From net investment income	$(514)	$(186)	$(28)	$(3,794)	$(106)	$—	$(1,675)	$(717)	$(742)	$(201)
From net realized gain on investments	(4,057)	(2,146)	(372)	(32,495)	(4,233)	—	(17,735)	(3,970)	(4,826)	(1,486)

Total Dividends and Distributions	$(4,571)	$(2,332)	$(400)	$(36,289)	$(4,339)	$—	$(19,410)	$(4,687)	$(5,568)	$(1,687)

See accompanying notes.

37

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Equity Income Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$35,674	$70,943
Net realized gain (loss) from investment transactions and foreign currency transactions	(133,051)	367,678
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(410,892)	106,018

Net Increase (Decrease) in Net Assets Resulting from Operations	(508,269)	544,639

Dividends and Distributions to Shareholders
From net investment income	(36,575)	(63,348)
From net realized gain on investments	(384,022)	(203,872)

Total Dividends and Distributions	(420,597)	(267,220)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(238,676)	541,851
Redemption fees — Class A	6	16

Total increase (decrease) in net assets	(1,167,536)	819,286

Net Assets
Beginning of period	4,602,663	3,783,377

End of period (including undistributed net investment income as set forth below)	$3,435,127	$4,602,663

Undistributed (overdistributed) net investment income (operating loss)	$8,741	$9,636

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$116,821	$12,818	$16,136	$26,384
Reinvested	151,026	29,036	21,192	184,109
Redeemed	(537,875)	(60,078)	(49,805)	(148,440)

Net Increase (Decrease)	$(270,028)	$(18,224)	$(12,477)	$62,053

Shares:
Sold	5,841	646	804	1,352
Reinvested	7,142	1,384	1,019	8,727
Redeemed	(28,067)	(3,099)	(2,579)	(7,025)

Net Increase (Decrease)	(15,084)	(1,069)	(756)	3,054

Year Ended October 31, 2007
Dollars:
Sold	$472,412	$74,832	$70,231	$269,364
Issued in acquisitions	109,905	14,395	—	—
Reinvested	90,948	15,980	12,541	122,975
Redeemed	(405,559)	(67,459)	(52,067)	(186,647)

Net Increase (Decrease)	$267,706	$37,748	$30,705	$205,692

Shares:
Sold	20,692	3,306	3,131	12,082
Issued in acquisitions	4,930	651	—	—
Reinvested	4,104	731	578	5,542
Redeemed	(17,695)	(2,965)	(2,311)	(8,157)

Net Increase (Decrease)	12,031	1,723	1,398	9,467

Distributions:
Period Ended April 30, 2008
From net investment income	$(14,045)	$(1,742)	$(1,475)	$(19,313)
From net realized gain on investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and Distributions	$(174,165)	$(35,054)	$(27,268)	$(184,110)

Year Ended October 31, 2007
From net investment income	$(25,542)	$(2,320)	$(2,001)	$(33,485)
From net realized gain on investments	(82,357)	(18,130)	(13,895)	(89,490)

Total Dividends and Distributions	$(107,899)	$(20,450)	$(15,896)	$(122,975)

See accompanying notes.

38

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Global Real Estate Securities Fund
	Period Ended	Period Ended
	April 30, 2008	October 31, 2007(a)
Operations
Net investment income (operating loss)	$62	$5
Net realized gain (loss) from investment transactions and foreign currency transactions	(285)	(11)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(519)	59

Net Increase (Decrease) in Net Assets Resulting from Operations	(742)	53

Dividends and Distributions to Shareholders
From net investment income	(74)	—

Total Dividends and Distributions	(74)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,945	5,648

Total increase (decrease) in net assets	2,129	5,701

Net Assets
Beginning of period	5,701	—

End of period (including undistributed net investment income as set forth below)	$7,830	$5,701

Undistributed (overdistributed) net investment income (operating loss)	$18	$5

	Class A	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,809	$275	$—
Reinvested	22	1	—
Redeemed	(150)	(12)	—

Net Increase (Decrease)	$2,681	$264	$—

Shares:
Sold	324	31	—
Reinvested	3	—	—
Redeemed	(18)	(1)	—

Net Increase (Decrease)	309	30	—

Period Ended October 31, 2007
Dollars:
Sold	$2,117	$1,536	$2,000
Redeemed	(5)	—	—

Net Increase (Decrease)	$2,112	$1,536	$2,000

Shares:
Sold	213	154	200
Redeemed	(1)	—	—

Net Increase (Decrease)	212	154	200

Distributions:
Period Ended April 30, 2008
From net investment income	$(39)	$(13)	$(22)

Total Dividends and Distributions	$(39)	$(13)	$(22)

(a)	Period from October 1, 2007, date operations commenced, through October 31, 2007.
See accompanying notes.

39

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Government & High Quality Bond
Amounts in thousands	Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$7,910	$16,105
Net realized gain (loss) from investment transactions and foreign currency transactions	3,196	(2,385)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(8,696)	(3)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,410	13,717

Dividends and Distributions to Shareholders
From net investment income	(7,793)	(16,284)

Total Dividends and Distributions	(7,793)	(16,284)

Capital Share Transactions
Net increase (decrease) in capital share transactions	9,497	(13,861)
Redemption fees — Class A	1	4
Redemption fees — Class B	3	1
Redemption fees — Class C	4	—
Redemption fees — Class J	2	1

Total increase (decrease) in net assets	4,124	(16,422)

Net Assets
Beginning of period	371,432	387,854

End of period (including undistributed net investment income as set forth below)	$375,556	$371,432

Undistributed (overdistributed) net investment income (operating loss)	$98	$12

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$4,822	$2,293	$369	$20,377	$6,244	$1,807	$15,579	$42	$6,167	$1,467
Reinvested	271	200	19	3,683	550	35	2,065	1	392	70
Redeemed	(1,985)	(1,577)	(102)	(30,413)	(5,533)	(325)	(13,700)	(14)	(3,079)	(228)

Net Increase (Decrease)	$3,108	$916	$286	$(6,353)	$1,261	$1,517	$3,944	$29	$3,480	$1,309

Shares:
Sold	480	227	37	2,009	613	179	1,533	4	612	146
Reinvested	27	20	2	365	55	3	204	—	39	7
Redeemed	(199)	(157)	(10)	(3,017)	(549)	(32)	(1,356)	(2)	(307)	(23)

Net Increase (Decrease)	308	90	29	(643)	119	150	381	2	344	130

Year Ended October 31, 2007
Dollars:
Sold	$5,283	$2,638	$451	$19,995	$3,406	$1,651	$14,149	$6	$4,774	$1,781
Reinvested	433	393	28	8,120	1,232	20	4,300	—	670	124
Redeemed	(2,656)	(2,126)	(275)	(44,120)	(8,730)	(163)	(21,165)	—	(2,909)	(1,171)

Net Increase (Decrease)	$3,060	$905	$204	$(16,005)	$(4,092)	$1,508	$(2,716)	$6	$2,535	$734

Shares:
Sold	527	263	45	1,980	338	164	1,399	1	475	177
Reinvested	43	39	3	807	122	2	426	—	67	12
Redeemed	(265)	(213)	(28)	(4,374)	(866)	(16)	(2,095)	—	(290)	(116)

Net Increase (Decrease)	305	89	20	(1,587)	(406)	150	(270)	1	252	73

Distributions:
Period Ended April 30, 2008
From net investment income	$(271)	$(200)	$(19)	$(4,131)	$(585)	$(38)	$(2,085)	$(1)	$(393)	$(70)

Total Dividends and Distributions	$(271)	$(200)	$(19)	$(4,131)	$(585)	$(38)	$(2,085)	$(1)	$(393)	$(70)

Year Ended October 31, 2007
From net investment income	$(433)	$(393)	$(29)	$(9,012)	$(1,289)	$(21)	$(4,313)	$—	$(670)	$(124)

Total Dividends and Distributions	$(433)	$(393)	$(29)	$(9,012)	$(1,289)	$(21)	$(4,313)	$—	$(670)	$(124)

See accompanying notes.

40

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	High Yield Fund II
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$56,095	$102,443
Net realized gain (loss) from investment transactions and foreign currency transactions	(2,822)	53,481
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(55,573)	(25,138)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,300)	130,786

Dividends and Distributions to Shareholders
From net investment income	(63,010)	(114,073)
From net realized gain on investments	(44,394)	(24,846)

Total Dividends and Distributions	(107,404)	(138,919)

Capital Share Transactions
Net increase (decrease) in capital share transactions	63,734	566,609
Redemption fees — Class A	305	33
Redemption fees — Class B	1	—
Redemption fees — Class C	2	—

Total increase (decrease) in net assets	(45,662)	558,509

Net Assets
Beginning of period	1,712,143	1,153,634

End of period (including undistributed net investment income as set forth below)	$1,666,481	$1,712,143

Undistributed (overdistributed) net investment income (operating loss)	$(8,392)	$(2,342)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$326,613	$6,177	$25,680	$31,891
Reinvested	35,846	2,893	5,034	43,791
Redeemed	(288,157)	(11,524)	(20,595)	(93,915)

Net Increase (Decrease)	$74,302	$(2,454)	$10,119	$(18,233)

Shares:
Sold	39,955	751	3,131	3,934
Reinvested	4,340	348	606	5,311
Redeemed	(34,626)	(1,402)	(2,497)	(11,358)

Net Increase (Decrease)	9,669	(303)	1,240	(2,113)

Year Ended October 31, 2007
Dollars:
Sold	$690,143	$17,298	$82,738	$224,824
Reinvested	34,648	3,803	4,979	64,518
Redeemed	(336,496)	(21,663)	(24,459)	(173,724)

Net Increase (Decrease)	$388,295	$(562)	$63,258	$115,618

Shares:
Sold	78,984	1,950	9,379	25,541
Reinvested	3,964	433	567	7,396
Redeemed	(38,577)	(2,463)	(2,799)	(20,026)

Net Increase (Decrease)	44,371	(80)	7,147	12,911

Distributions:
Period Ended April 30, 2008
From net investment income	$(29,494)	$(2,727)	$(4,785)	$(26,004)
From net realized gain on investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and Distributions	$(50,005)	$(4,976)	$(8,620)	$(43,803)

Year Ended October 31, 2007
From net investment income	$(45,704)	$(5,777)	$(7,969)	$(54,623)
From net realized gain on investments	(9,395)	(1,761)	(1,805)	(11,885)

Total Dividends and Distributions	$(55,099)	$(7,538)	$(9,774)	$(66,508)

See accompanying notes.

41

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Income Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$31,980	$64,824
Net realized gain (loss) from investment transactions and foreign currency transactions	2,434	(189)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	2,008	(8,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	36,422	55,960

Dividends and Distributions to Shareholders
From net investment income	(32,886)	(69,219)

Total Dividends and Distributions	(32,886)	(69,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(2,756)	(6,979)
Redemption fees — Class A	—	2
Redemption fees — Class B	2	1

Total increase (decrease) in net assets	782	(20,235)

Net Assets
Beginning of period	1,196,844	1,217,079

End of period (including undistributed net investment income as set forth below)	$1,197,626	$1,196,844

Undistributed (overdistributed) net investment income (operating loss)	$(7,964)	$(7,684)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$30,397	$5,980	$5,169	$57,551
Reinvested	2,868	1,171	255	26,840
Redeemed	(21,592)	(11,883)	(1,958)	(97,554)

Net Increase (Decrease)	$11,673	$(4,732)	$3,466	$(13,163)

Shares:
Sold	3,354	656	570	6,346
Reinvested	316	129	28	2,953
Redeemed	(2,381)	(1,309)	(216)	(10,745)

Net Increase (Decrease)	1,289	(524)	382	(1,446)

Year Ended October 31, 2007
Dollars:
Sold	$38,536	$5,200	$4,741	$49,441
Reinvested	5,116	2,621	379	54,223
Redeemed	(39,660)	(28,686)	(3,306)	(95,584)

Net Increase (Decrease)	$3,992	$(20,865)	$1,814	$8,080

Shares:
Sold	4,263	572	524	5,466
Reinvested	567	289	42	5,997
Redeemed	(4,390)	(3,170)	(365)	(10,549)

Net Increase (Decrease)	440	(2,309)	201	914

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,012)	$(1,712)	$(319)	$(26,843)

Total Dividends and Distributions	$(4,012)	$(1,712)	$(319)	$(26,843)

Year Ended October 31, 2007
From net investment income	$(7,843)	$(4,254)	$(522)	$(56,600)

Total Dividends and Distributions	$(7,843)	$(4,254)	$(522)	$(56,600)

See accompanying notes.

42

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Inflation Protection Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$13,005	$18,338
Net realized gain (loss) from investment transactions and foreign currency transactions	21,990	(3,495)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(44,317)	(2,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,322)	12,780

Dividends and Distributions to Shareholders
From net investment income	(35,020)	(17,260)
Total Dividends and Distributions	(35,020)	(17,260)

Capital Share Transactions
Net increase (decrease) in capital share transactions	66,241	357,744
Redemption fees — Class A	4	—
Redemption fees — Class J	2	—

Total increase (decrease) in net assets	21,905	353,264

Net Assets
Beginning of period	475,571	122,307

End of period (including undistributed net investment income as set forth below)	$497,476	$475,571

Undistributed (overdistributed) net investment income (operating loss)	$(408)	$1,655

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$534	$152	$353	$8,804	$1,383	$9,875	$67,984	$773	$493
Reinvested	84	44	18	424	41	571	33,629	69	20
Redeemed	(491)	(52)	(67)	(3,345)	(274)	(4,030)	(50,210)	(172)	(369)

Net Increase (Decrease)	$127	$144	$304	$5,883	$1,150	$6,416	$51,403	$670	$144

Shares:
Sold	57	16	38	926	147	1,051	7,275	82	53
Reinvested	9	5	2	46	4	62	3,647	8	2
Redeemed	(52)	(6)	(8)	(362)	(29)	(441)	(5,407)	(19)	(40)

Net Increase (Decrease)	14	15	32	610	122	672	5,515	71	15

Year Ended October 31, 2007
Dollars:
Sold	$819	$210	$95	$3,317	$888	$2,489	$364,195	$867	$53
Reinvested	46	24	3	181	4	240	16,716	11	11
Redeemed	(348)	(144)	(51)	(3,051)	(60)	(2,267)	(25,954)	(371)	(179)

Net Increase (Decrease)	$517	$90	$47	$447	$832	$462	$354,957	$507	$(115)

Shares:
Sold	86	22	10	346	93	262	38,230	92	6
Reinvested	5	3	—	19	1	25	1,771	1	1
Redeemed	(37)	(16)	(5)	(320)	(6)	(240)	(2,757)	(39)	(19)

Net Increase (Decrease)	54	9	5	45	88	47	37,244	54	(12)

Distributions:
Period Ended April 30, 2008
From net investment income	$(84)	$(44)	$(18)	$(472)	$(76)	$(602)	$(33,634)	$(70)	$(20)

Total Dividends and Distributions	$(84)	$(44)	$(18)	$(472)	$(76)	$(602)	$(33,634)	$(70)	$(20)

Year Ended October 31, 2007
From net investment income	$(46)	$(24)	$(3)	$(195)	$(11)	$(242)	$(16,717)	$(11)	$(11)

Total Dividends and Distributions	$(46)	$(24)	$(3)	$(195)	$(11)	$(242)	$(16,717)	$(11)	$(11)

See accompanying notes.

43

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	International Emerging Markets Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$3,364	$10,713
Net realized gain (loss) from investment transactions and foreign currency transactions	(8,092)	221,153
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(180,622)	292,911

Net Increase (Decrease) in Net Assets Resulting from Operations	(185,350)	524,777

Dividends and Distributions to Shareholders
From net investment income	(8,981)	(2,308)
From net realized gain on investments	(224,073)	(27,638)

Total Dividends and Distributions	(233,054)	(29,946)

Capital Share Transactions
Net increase (decrease) in capital share transactions	367,125	668,768
Redemption fees — Class A	14	7
Redemption fees — Class J	12	4

Total increase (decrease) in net assets	(51,253)	1,163,610

Net Assets
Beginning of period	1,496,294	332,684

End of period (including undistributed net investment income as set forth below)	$1,445,041	$1,496,294

Undistributed (overdistributed) net investment income (operating loss)	$(527)	$7,651

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$9,295	$3,887	$2,215	$61,245	$6,641	$6,033	$42,855	$117,744	$12,163	$8,318
Reinvested	5,129	2,494	1,108	32,750	4,853	1,679	47,378	124,220	7,554	2,699
Redeemed	(5,050)	(2,400)	(1,045)	(40,718)	(5,540)	(1,666)	(40,548)	(23,366)	(10,964)	(1,838)

Net Increase (Decrease)	$9,374	$3,981	$2,278	$53,277	$5,954	$6,046	$49,685	$218,598	$8,753	$9,179

Shares:
Sold	299	127	73	2,073	218	202	1,441	4,000	389	282
Reinvested	172	84	37	1,087	164	56	1,625	4,110	250	90
Redeemed	(181)	(84)	(34)	(1,401)	(199)	(59)	(1,441)	(742)	(389)	(66)

Net Increase (Decrease)	290	127	76	1,759	183	199	1,625	7,368	250	306

Year Ended October 31, 2007
Dollars:
Sold	$18,355	$8,788	$4,152	$103,651	$12,019	$8,707	$94,923	$492,496	$25,155	$11,144
Reinvested	512	361	125	6,261	1,043	—	10,961	9,286	1,073	238
Redeemed	(3,581)	(1,877)	(675)	(38,056)	(4,971)	(622)	(46,682)	(35,958)	(6,887)	(1,173)

Net Increase (Decrease)	$15,286	$7,272	$3,602	$71,856	$8,091	$8,085	$59,202	$465,824	$19,341	$10,209

Shares:
Sold	620	302	137	3,339	396	280	3,294	18,441	847	373
Reinvested	21	14	5	249	42	—	449	368	43	9
Redeemed	(134)	(62)	(26)	(1,281)	(175)	(19)	(1,654)	(1,165)	(236)	(39)

Net Increase (Decrease)	507	254	116	2,307	263	261	2,089	17,644	654	343

Distributions:
Period Ended April 30, 2008
From net investment income	$(89)	$(13)	$—	$(673)	$—	$—	$(774)	$(7,056)	$(291)	$(85)
From net realized gain on investments	(5,040)	(2,485)	(1,108)	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(7,263)	(2,614)

Total Dividends and Distributions	$(5,129)	$(2,498)	$(1,108)	$(34,137)	$(5,238)	$(1,758)	$(47,390)	$(125,543)	$(7,554)	$(2,699)

Year Ended October 31, 2007
From net investment income	$(33)	$(12)	$(2)	$(300)	$—	$—	$(442)	$(1,387)	$(111)	$(21)
From net realized gain on investments	(479)	(349)	(123)	(6,036)	(1,054)	—	(10,519)	(7,899)	(962)	(217)

Total Dividends and Distributions	$(512)	$(361)	$(125)	$(6,336)	$(1,054)	$—	$(10,961)	$(9,286)	$(1,073)	$(238)

See accompanying notes.

44

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	International Growth Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$15,183	$21,539
Net realized gain (loss) from investment transactions and foreign currency transactions	(121,418)	200,772
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(203,161)	260,398

Net Increase (Decrease) in Net Assets Resulting from Operations	(309,396)	482,709

Dividends and Distributions to Shareholders
From net investment income	(18,610)	(13,222)
From net realized gain on investments	(198,877)	(126,025)

Total Dividends and Distributions	(217,487)	(139,247)

Capital Share Transactions
Net increase (decrease) in capital share transactions	449,058	855,776
Redemption fees — Class A	1	—
Redemption fees — Class J	1	2

Total increase (decrease) in net assets	(77,823)	1,199,240

Net Assets
Beginning of period	2,471,391	1,272,151

End of period (including undistributed net investment income as set forth below)	$2,393,568	$2,471,391

Undistributed (overdistributed) net investment income (operating loss)	$15,054	$18,601

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,986	$1,670	$591	$2,808	$442	$6,722	$285,905	$4,233	$1,819
Reinvested	3,253	1,480	280	106	16	7,183	200,494	2,469	2,160
Redeemed	(3,141)	(2,850)	(366)	(402)	(71)	(10,828)	(52,135)	(4,870)	(1,896)

Net Increase (Decrease)	$4,098	$300	$505	$2,512	$387	$3,077	$434,264	$1,832	$2,083

Shares:
Sold	308	127	49	218	35	537	22,736	335	148
Reinvested	235	114	21	8	1	548	14,944	186	163
Redeemed	(250)	(240)	(30)	(34)	(6)	(889)	(4,281)	(407)	(157)

Net Increase (Decrease)	293	1	40	192	30	196	33,399	114	154

Year Ended October 31, 2007
Dollars:
Sold	$9,536	$3,988	$737	$364	$21	$17,901	$756,973	$12,666	$7,457
Reinvested	2,776	1,380	231	—	—	6,433	124,658	1,937	1,826
Redeemed	(5,264)	(4,559)	(411)	(1)	—	(14,528)	(56,913)	(8,043)	(3,389)

Net Increase (Decrease)	$7,048	$809	$557	$363	$21	$9,806	$824,718	$6,560	$5,894

Shares:
Sold	676	300	54	24	1	1,331	55,449	931	558
Reinvested	215	113	19	—	—	523	9,872	155	147
Redeemed	(382)	(342)	(31)	—	—	(1,087)	(4,267)	(588)	(253)

Net Increase (Decrease)	509	71	42	24	1	767	61,054	498	452

Distributions:
Period Ended April 30, 2008
From net investment income	$(94)	$(19)	$—	$(4)	$—	$(180)	$(18,045)	$(155)	$(113)
From net realized gain on investments	(3,159)	(1,461)	(280)	(103)	(17)	(7,013)	(182,483)	(2,314)	(2,047)

Total Dividends and Distributions	$(3,253)	$(1,480)	$(280)	$(107)	$(17)	$(7,193)	$(200,528)	$(2,469)	$(2,160)

Year Ended October 31, 2007
From net investment income	$(109)	$(31)	$(1)	$—	$—	$(157)	$(12,669)	$(143)	$(112)
From net realized gain on investments	(2,667)	(1,349)	(230)	—	—	(6,282)	(111,989)	(1,794)	(1,714)

Total Dividends and Distributions	$(2,776)	$(1,380)	$(231)	$—	$—	$(6,439)	$(124,658)	$(1,937)	$(1,826)

See accompanying notes.

45

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	LargeCap Growth Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$9,446	$9,147
Net realized gain (loss) from investment transactions and foreign currency transactions	25,565	330,863
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(427,804)	539,047

Net Increase (Decrease) in Net Assets Resulting from Operations	(392,793)	879,057

Dividends and Distributions to Shareholders
From net investment income	(11,511)	(4,154)
From net realized gain on investments	(61,461)	(12,172)

Total Dividends and Distributions	(72,972)	(16,326)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(650,107)	2,603,787
Redemption fees — Class A	29	3
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(1,115,842)	3,466,521

Net Assets
Beginning of period	4,418,987	952,466

End of period (including undistributed net investment income as set forth below)	$3,303,145	$4,418,987

Undistributed (overdistributed) net investment income (operating loss)	$4,816	$7,266

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$14,282	$3,310	$3,508	$90,300	$5,527	$7,903	$15,072	$154,471	$22,377	$11,356
Reinvested	1,086	417	231	9,015	1,502	145	979	56,242	1,894	493
Redeemed	(4,515)	(2,135)	(1,280)	(103,368)	(28,565)	(797)	(7,153)	(887,135)	(12,090)	(3,179)

Net Increase (Decrease)	$10,853	$1,592	$2,459	$(4,053)	$(21,536)	$7,251	$8,898	$(676,422)	$12,181	$8,670

Shares:
Sold	1,514	373	396	10,182	633	893	1,766	17,473	2,434	1,216
Reinvested	109	44	24	941	160	15	107	5,842	195	50
Redeemed	(501)	(241)	(143)	(12,162)	(3,336)	(93)	(849)	(92,308)	(1,380)	(352)

Net Increase (Decrease)	1,122	176	277	(1,039)	(2,543)	815	1,024	(68,993)	1,249	914

Year Ended October 31, 2007
Dollars:
Sold	$18,730	$5,813	$6,097	$68,231	$5,832	$4,673	$13,265	$299,795	$46,784	$8,235
Issued in acquisitions	—	—	—	140,361	77,359	2,933	—	2,248,006	—	—
Reinvested	486	234	85	3,862	361	—	462	8,892	836	259
Redeemed	(7,296)	(3,592)	(1,567)	(67,124)	(37,267)	(607)	(6,632)	(213,026)	(17,964)	(2,729)

Net Increase (Decrease)	$11,920	$2,455	$4,615	$145,330	$46,285	$6,999	$7,095	$2,343,667	$29,656	$5,765

Shares:
Sold	2,138	703	705	7,950	691	525	1,587	35,618	5,554	970
Issued in acquisitions	—	—	—	17,249	9,627	360	—	275,930	—	—
Reinvested	59	30	11	484	46	—	60	1,113	103	32
Redeemed	(834)	(438)	(192)	(8,005)	(4,467)	(73)	(822)	(24,743)	(2,045)	(318)

Net Increase (Decrease)	1,363	295	524	17,678	5,897	812	825	287,918	3,612	684

Distributions:
Period Ended April 30, 2008
From net investment income	$—	$—	$—	$—	$—	$—	$—	$(11,336)	$(166)	$(9)
From net realized gain on investments	(1,086)	(417)	(231)	(9,284)	(1,572)	(173)	(979)	(45,507)	(1,728)	(484)

Total Dividends and Distributions	$(1,086)	$(417)	$(231)	$(9,284)	$(1,572)	$(173)	$(979)	$(56,843)	$(1,894)	$(493)

Year Ended October 31, 2007
From net investment income	$(35)	$—	$—	$(352)	$—	$—	$—	$(3,498)	$(218)	$(51)
From net realized gain on investments	(451)	(234)	(85)	(3,571)	(365)	—	(462)	(6,179)	(617)	(208)

Total Dividends and Distributions	$(486)	$(234)	$(85)	$(3,923)	$(365)	$—	$(462)	$(9,677)	$(835)	$(259)

See accompanying notes.

46

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	LargeCap S&P 500 Index Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$8,389	$14,359
Net realized gain (loss) from investment transactions and foreign currency transactions.	86	15,111
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(123,962)	106,869

Net Increase (Decrease) in Net Assets Resulting from Operations	(115,487)	136,339

Dividends and Distributions to Shareholders
From net investment income	(15,259)	(11,410)
From net realized gain on investments	(12,577)	(3,300)

Total Dividends and Distributions	(27,836)	(14,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions	66,383	120,373
Redemption fees — Class A	—	2
Redemption fees — Class J	—	5

Total increase (decrease) in net assets	(76,940)	242,009

Net Assets
Beginning of period	1,183,660	941,651

End of period (including undistributed net investment income as set forth below)	$1,106,720	$1,183,660

Undistributed (overdistributed) net investment income (operating loss)	$4,730	$11,600

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$20,657	$4,835	$2,423	$5,706	$978	$25,211	$62,637	$31,399	$24,441
Reinvested	4,085	1,458	270	2,042	48	9,438	2,582	6,358	1,510
Redeemed	(19,568)	(6,145)	(1,181)	(10,111)	(458)	(37,611)	(24,231)	(33,065)	(7,325)

Net Increase (Decrease)	$5,174	$148	$1,512	$(2,363)	$568	$(2,962)	$40,988	$4,692	$18,626

Shares:
Sold	2,094	491	247	583	100	2,588	6,565	3,160	2,497
Reinvested	394	141	26	197	5	919	249	608	145
Redeemed	(2,016)	(630)	(121)	(1,041)	(47)	(3,889)	(2,405)	(3,383)	(728)

Net Increase (Decrease)	472	2	152	(261)	58	(382)	4,409	385	1,914

Year Ended October 31, 2007
Dollars:
Sold	$55,614	$11,291	$6,266	$16,759	$2,712	$61,322	$65,224	$85,447	$28,334
Reinvested	2,021	935	84	1,193	—	5,200	675	3,881	700
Redeemed	(23,423)	(20,088)	(988)	(16,358)	(159)	(60,660)	(15,406)	(77,741)	(12,462)

Net Increase (Decrease)	$34,212	$(7,862)	$5,362	$1,594	$2,553	$5,862	$50,493	$11,587	$16,572

Shares:
Sold	5,280	1,094	588	1,604	260	5,948	6,287	8,142	2,739
Reinvested	201	93	8	119	—	523	67	383	70
Redeemed	(2,246)	(1,911)	(95)	(1,567)	(15)	(5,875)	(1,470)	(7,528)	(1,182)

Net Increase (Decrease)	3,235	(724)	501	156	245	596	4,884	997	1,627

Distributions:
Period Ended April 30, 2008
From net investment income	$(2,159)	$(712)	$(124)	$(1,115)	$(18)	$(4,943)	$(1,604)	$(3,729)	$(855)
From net realized gain on investments	(1,927)	(746)	(146)	(950)	(31)	(4,502)	(986)	(2,634)	(655)

Total Dividends and Distributions	$(4,086)	$(1,458)	$(270)	$(2,065)	$(49)	$(9,445)	$(2,590)	$(6,363)	$(1,510)

Year Ended October 31, 2007
From net investment income	$(1,572)	$(686)	$(60)	$(934)	$—	$(3,897)	$(565)	$(3,138)	$(558)
From net realized gain on investments	(449)	(249)	(25)	(273)	—	(1,307)	(112)	(743)	(142)

Total Dividends and Distributions	$(2,021)	$(935)	$(85)	$(1,207)	$—	$(5,204)	$(677)	$(3,881)	$(700)

See accompanying notes.

47

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	LargeCap Value Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$8,021	$12,798
Net realized gain (loss) from investment transactions and foreign currency transactions	(36,579)	67,120
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(50,238)	(7,982)

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,796)	71,936

Dividends and Distributions to Shareholders
From net investment income	(13,362)	(11,030)
From net realized gain on investments	(67,190)	(34,028)

Total Dividends and Distributions	(80,552)	(45,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions	134,099	97,809
Redemption fees — Class A	—	6
Redemption fees — Class J	1	1

Total increase (decrease) in net assets	(25,248)	124,694

Net Assets
Beginning of period	867,568	742,874

End of period (including undistributed net investment income as set forth below)	$842,320	$867,568

Undistributed (overdistributed) net investment income (operating loss)	$4,706	$10,047

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$342	$711	$259	$7,635	$585	$679	$5,774	$78,832	$1,176	$698
Reinvested	274	322	87	25,827	1,584	89	5,364	45,491	686	171
Redeemed	(577)	(1,657)	(93)	(21,176)	(3,095)	(296)	(7,426)	(4,549)	(2,758)	(860)

Net Increase (Decrease)	$39	$(624)	$253	$12,286	$(926)	$472	$3,712	$119,774	$(896)	$9

Shares:
Sold	31	64	23	674	52	60	524	6,949	105	61
Reinvested	23	27	7	2,151	133	7	453	3,791	57	14
Redeemed	(49)	(145)	(8)	(1,876)	(279)	(27)	(668)	(415)	(223)	(75)

Net Increase (Decrease)	5	(54)	22	949	(94)	40	309	10,325	(61)	—

Year Ended October 31, 2007
Dollars:
Sold	$1,345	$621	$565	$22,211	$2,230	$1,079	$17,382	$95,553	$5,129	$992
Reinvested	172	289	41	16,973	1,097	—	2,937	22,204	699	76
Redeemed	(1,305)	(2,380)	(317)	(45,433)	(6,753)	(54)	(11,798)	(19,008)	(6,256)	(482)

Net Increase (Decrease)	$212	$(1,470)	$289	$(6,249)	$(3,426)	$1,025	$8,521	$98,749	$(428)	$586

Shares:
Sold	103	47	43	1,685	170	82	1,334	7,161	389	77
Reinvested	14	23	3	1,324	86	—	232	1,730	54	6
Redeemed	(98)	(183)	(24)	(3,446)	(513)	(4)	(903)	(1,476)	(464)	(38)

Net Increase (Decrease)	19	(113)	22	(437)	(257)	78	663	7,415	(21)	45

Distributions:
Period Ended April 30, 2008
From net investment income	$(37)	$(38)	$(9)	$(3,771)	$(54)	$(8)	$(697)	$(8,609)	$(113)	$(26)
From net realized gain on investments	(237)	(284)	(78)	(22,689)	(1,543)	(82)	(4,670)	(36,889)	(573)	(145)

Total Dividends and Distributions	$(274)	$(322)	$(87)	$(26,460)	$(1,597)	$(90)	$(5,367)	$(45,498)	$(686)	$(171)

Year Ended October 31, 2007
From net investment income	$(35)	$(52)	$(6)	$(3,891)	$(48)	$—	$(529)	$(6,275)	$(176)	$(18)
From net realized gain on investments	(137)	(237)	(35)	(13,531)	(1,056)	—	(2,408)	(16,042)	(523)	(59)

Total Dividends and Distributions	$(172)	$(289)	$(41)	$(17,422)	$(1,104)	$—	$(2,937)	$(22,317)	$(699)	$(77)

See accompanying notes.

48

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	MidCap Blend Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(79)	$(424)
Net realized gain (loss) from investment transactions and foreign currency transactions	19,459	86,633
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(79,645)	59,289

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,265)	145,498

Dividends and Distributions to Shareholders
From net investment income	—	(1,198)
From net realized gain on investments	(86,226)	(77,285)

Total Dividends and Distributions	(86,226)	(78,483)

Capital Share Transactions
Net increase (decrease) in capital share transactions	70,111	54,601
Redemption fees — Class A	1	14
Redemption fees — Class B	—	1
Redemption fees — Class J	1	4

Total increase (decrease) in net assets	(76,378)	121,635

Net Assets
Beginning of period	931,855	810,220

End of period (including undistributed net investment income as set forth below)	$855,477	$931,855

Undistributed (overdistributed) net investment income (operating loss)	$(71)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,547	$1,111	$374	$19,329	$2,284	$1,260	$15,216	$21,159	$3,563	$1,116
Reinvested	948	318	123	53,899	6,258	386	20,143	122	2,442	579
Redeemed	(1,159)	(484)	(158)	(43,293)	(9,837)	(472)	(22,586)	(671)	(4,258)	(1,148)

Net Increase (Decrease)	$3,336	$945	$339	$29,935	$(1,295)	$1,174	$12,773	$20,610	$1,747	$547

Shares:
Sold	267	83	28	1,424	168	91	1,138	1,591	263	82
Reinvested	67	23	9	3,831	446	28	1,471	9	174	41
Redeemed	(87)	(37)	(11)	(3,191)	(736)	(36)	(1,712)	(50)	(320)	(82)

Net Increase (Decrease)	247	69	26	2,064	(122)	83	897	1,550	117	41

Year Ended October 31, 2007
Dollars:
Sold	$5,120	$1,103	$939	$50,940	$7,363	$4,055	$54,040	$1,356	$8,787	$1,746
Reinvested	578	252	61	52,029	6,323	—	15,553	—	2,175	500
Redeemed	(2,714)	(894)	(208)	(99,599)	(17,419)	(326)	(29,027)	(8)	(6,620)	(1,504)

Net Increase (Decrease)	$2,984	$461	$792	$3,370	$(3,733)	$3,729	$40,566	$1,348	$4,342	$742

Shares:
Sold	350	74	62	3,393	489	268	3,670	86	587	116
Reinvested	41	18	4	3,693	450	—	1,129	—	154	35
Redeemed	(186)	(60)	(14)	(6,641)	(1,162)	(21)	(1,970)	(1)	(435)	(97)

Net Increase (Decrease)	205	32	52	445	(223)	247	2,829	85	306	54

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(949)	$(318)	$(123)	$(54,757)	$(6,356)	$(401)	$(20,164)	$(131)	$(2,448)	$(579)

Total Dividends and Distributions	$(949)	$(318)	$(123)	$(54,757)	$(6,356)	$(401)	$(20,164)	$(131)	$(2,448)	$(579)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$(1,117)	$—	$—	$—	$—	$(71)	$(10)
From net realized gain on investments	(578)	(252)	(61)	(51,835)	(6,401)	—	(15,563)	(1)	(2,104)	(490)

Total Dividends and Distributions	$(578)	$(252)	$(61)	$(52,952)	$(6,401)	$—	$(15,563)	$(1)	$(2,175)	$(500)

See accompanying notes.

49

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	MidCap Stock Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$3,547	$8,271
Net realized gain (loss) from investment transactions and foreign currency transactions	(6,212)	102,638
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(78,799)	(70,737)

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,464)	40,172

Dividends and Distributions to Shareholders
From net investment income	(8,374)	(6,899)
From net realized gain on investments	(102,047)	(44,854)

Total Dividends and Distributions	(110,421)	(51,753)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(92,543)	(115,305)
Redemption fees — Class A	8	1

Total increase (decrease) in net assets	(284,420)	(126,885)

Net Assets
Beginning of period	852,634	979,519

End of period (including undistributed net investment income as set forth below)	$568,214	$852,634

Undistributed (overdistributed) net investment income (operating loss)	$1,284	$6,111

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$11,593	$536	$708	$11,806
Reinvested	25,356	3,672	1,131	77,749
Redeemed	(174,331)	(5,799)	(2,753)	(42,211)

Net Increase (Decrease)	$(137,382)	$(1,591)	$(914)	$47,344

Shares:
Sold	705	35	45	698
Reinvested	1,504	235	72	4,537
Redeemed	(10,597)	(386)	(180)	(2,346)

Net Increase (Decrease)	(8,388)	(116)	(63)	2,889

Year Ended October 31, 2007
Dollars:
Sold	$85,593	$5,479	$6,029	$6,435
Reinvested	10,660	1,294	317	38,515
Redeemed	(53,308)	(7,368)	(3,617)	(205,334)

Net Increase (Decrease)	$42,945	$(595)	$2,729	$(160,384)

Shares:
Sold	3,952	268	294	299
Reinvested	509	66	16	1,814
Redeemed	(2,503)	(365)	(180)	(9,563)

Net Increase (Decrease)	1,958	(31)	130	(7,450)

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,687)	$(42)	$(23)	$(6,622)
From net realized gain on investments	(25,422)	(4,087)	(1,411)	(71,127)

Total Dividends and Distributions	$(27,109)	$(4,129)	$(1,434)	$(77,749)

Year Ended October 31, 2007
From net investment income	$(1,237)	$(2)	$(1)	$(5,659)
From net realized gain on investments	(10,079)	(1,505)	(414)	(32,856)

Total Dividends and Distributions	$(11,316)	$(1,507)	$(415)	$(38,515)

See accompanying notes.

50

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Money Market Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$50,953	$98,162

Net Increase (Decrease) in Net Assets Resulting from Operations	50,953	98,162

Dividends and Distributions to Shareholders
From net investment income	(50,953)	(98,162)

Total Dividends and Distributions	(50,953)	(98,162)

Capital Share Transactions
Net increase (decrease) in capital share transactions	417,008	1,848,919

Total increase (decrease) in net assets	417,008	1,848,919

Net Assets
Beginning of period	2,542,000	693,081

End of period (including undistributed net investment income as set forth below)	$2,959,008	$2,542,000

Undistributed (overdistributed) net investment income (operating loss)	$—	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$83,588	$24,498	$12,608	$778,382	$31,532	$16,774	$131,927	$322,888	$228,733	$42,311
Reinvested	675	298	70	37,791	395	165	3,486	4,713	1,988	237
Redeemed	(50,837)	(17,291)	(9,330)	(700,523)	(17,733)	(9,696)	(74,907)	(267,910)	(115,006)	(42,818)

Net Increase (Decrease)	$33,426	$7,505	$3,348	$115,650	$14,194	$7,243	$60,506	$59,691	$115,715	$(270)

Shares:
Sold	83,588	24,498	12,608	778,382	31,532	16,774	131,927	322,888	228,733	42,311
Reinvested	675	298	70	37,791	395	165	3,486	4,713	1,988	237
Redeemed	(50,837)	(17,291)	(9,330)	(700,523)	(17,733)	(9,696)	(74,907)	(267,910)	(115,006)	(42,818)

Net Increase (Decrease)	33,426	7,505	3,348	115,650	14,194	7,243	60,506	59,691	115,715	(270)

Year Ended October 31, 2007
Dollars:
Sold	$123,442	$62,497	$36,760	$1,721,034	$23,143	$15,879	$125,082	$385,893	$199,900	$97,580
Issued in acquisitions	—	—	—	1,098,364	33,680	6,724	—	185,502	—	—
Reinvested	933	677	154	74,095	896	204	7,260	8,471	3,093	459
Redeemed	(117,410)	(57,704)	(34,924)	(1,371,714)	(27,430)	(11,593)	(103,582)	(389,281)	(158,453)	(90,712)

Net Increase (Decrease)	$6,965	$5,470	$1,990	$1,521,779	$30,289	$11,214	$28,760	$190,585	$44,540	$7,327

Shares:
Sold	123,442	62,497	36,760	1,721,034	23,143	15,879	125,082	385,893	199,900	97,580
Issued in acquisitions	—	—	—	1,098,364	33,680	6,724	—	185,502	—	—
Reinvested	933	677	154	74,095	896	204	7,260	8,471	3,093	459
Redeemed	(117,410)	(57,704)	(34,924)	(1,371,714)	(27,430)	(11,593)	(103,582)	(389,281)	(158,453)	(90,712)

Net Increase (Decrease)	6,965	5,470	1,990	1,521,779	30,289	11,214	28,760	190,585	44,540	7,327

Distributions:
Period Ended April 30, 2008
From net investment income	$(675)	$(298)	$(70)	$(38,152)	$(513)	$(193)	$(3,502)	$(5,325)	$(1,988)	$(237)

Total Dividends and Distributions	$(675)	$(298)	$(70)	$(38,152)	$(513)	$(193)	$(3,502)	$(5,325)	$(1,988)	$(237)

Year Ended October 31, 2007
From net investment income	$(934)	$(678)	$(154)	$(74,669)	$(1,068)	$(231)	$(7,366)	$(9,503)	$(3,100)	$(459)

Total Dividends and Distributions	$(934)	$(678)	$(154)	$(74,669)	$(1,068)	$(231)	$(7,366)	$(9,503)	$(3,100)	$(459)

See accompanying notes.

51

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Mortgage Securities Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$37,273	$80,180
Net realized gain (loss) from investment transactions and foreign currency transactions	417	(1,062)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	18,423	2,431

Net Increase (Decrease) in Net Assets Resulting from Operations	56,113	81,549

Dividends and Distributions to Shareholders
From net investment income	(40,108)	(81,954)

Total Dividends and Distributions	(40,108)	(81,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(124,697)	(59,791)

Total increase (decrease) in net assets	(108,692)	(60,196)

Net Assets
Beginning of period	1,652,969	1,713,165

End of period (including undistributed net investment income as set forth below)	$1,544,277	$1,652,969

Undistributed (overdistributed) net investment income (operating loss)	$(3,044)	$(916)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$4,879	$713	$179	$29,439
Reinvested	1,618	897	94	36,786
Redeemed	(10,033)	(11,118)	(1,727)	(176,424)

Net Increase (Decrease)	$(3,536)	$(9,508)	$(1,454)	$(110,199)

Shares:
Sold	456	67	17	2,750
Reinvested	151	84	9	3,436
Redeemed	(941)	(1,043)	(162)	(16,559)

Net Increase (Decrease)	(334)	(892)	(136)	(10,373)

Year Ended October 31, 2007
Dollars:
Sold	$9,943	$1,275	$887	$38,648
Reinvested	3,101	2,135	209	71,437
Redeemed	(20,933)	(30,803)	(1,783)	(133,907)

Net Increase (Decrease)	$(7,889)	$(27,393)	$(687)	$(23,822)

Shares:
Sold	946	121	84	3,681
Reinvested	295	203	20	6,801
Redeemed	(1,992)	(2,936)	(170)	(12,726)

Net Increase (Decrease)	(751)	(2,612)	(66)	(2,244)

Distributions:
Period Ended April 30, 2008
From net investment income	$(2,097)	$(1,086)	$(136)	$(36,789)

Total Dividends and Distributions	$(2,097)	$(1,086)	$(136)	$(36,789)

Year Ended October 31, 2007
From net investment income	$(4,284)	$(2,739)	$(300)	$(74,631)

Total Dividends and Distributions	$(4,284)	$(2,739)	$(300)	$(74,631)

See accompanying notes.

52

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners LargeCap Blend Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$4,433	$7,752
Net realized gain (loss) from investment transactions and foreign currency transactions	4,780	92,066
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(111,370)	48,019

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,157)	147,837

Dividends and Distributions to Shareholders
From net investment income	(7,658)	(8,232)
From net realized gain on investments	(92,995)	(47,079)

Total Dividends and Distributions	(100,653)	(55,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions	85,174	62,349
Redemption fees — Class A	—	1
Redemption fees — Class B	—	1

Total increase (decrease) in net assets	(117,636)	154,877

Net Assets
Beginning of period	1,101,268	946,391

End of period (including undistributed net investment income as set forth below)	$983,632	$1,101,268

Undistributed (overdistributed) net investment income (operating loss)	$2,311	$5,536

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$9,701	$1,551	$870	$4,318	$740	$430	$14,232	$43,081	$1,819	$4,169
Reinvested	3,098	2,644	296	5,803	2,301	101	14,319	65,606	4,870	1,499
Redeemed	(3,950)	(4,299)	(393)	(7,967)	(2,583)	(63)	(15,590)	(53,003)	(6,060)	(2,366)

Net Increase (Decrease)	$8,849	$(104)	$773	$2,154	$458	$468	$12,961	$55,684	$629	$3,302

Shares:
Sold	893	148	84	412	72	40	1,367	4,106	173	404
Reinvested	289	248	28	535	214	10	1,359	6,041	451	139
Redeemed	(394)	(426)	(38)	(774)	(255)	(6)	(1,552)	(5,099)	(578)	(221)

Net Increase (Decrease)	788	(30)	74	173	31	44	1,174	5,048	46	322

Year Ended October 31, 2007
Dollars:
Sold	$8,017	$3,464	$1,191	$14,119	$2,366	$1,336	$52,868	$84,047	$19,862	$7,538
Reinvested	1,860	1,646	121	3,158	1,276	—	6,254	37,814	2,489	634
Redeemed	(17,056)	(8,420)	(490)	(13,713)	(3,733)	(211)	(21,125)	(102,350)	(17,544)	(3,069)

Net Increase (Decrease)	$(7,179)	$(3,310)	$822	$3,564	$(91)	$1,125	$37,997	$19,511	$4,807	$5,103

Shares:
Sold	685	302	100	1,216	204	113	4,647	7,210	1,690	661
Reinvested	167	149	11	281	115	—	573	3,366	223	57
Redeemed	(1,477)	(730)	(41)	(1,170)	(321)	(18)	(1,849)	(8,775)	(1,503)	(261)

Net Increase (Decrease)	(625)	(279)	70	327	(2)	95	3,371	1,801	410	457

Distributions:
Period Ended April 30, 2008
From net investment income	$(113)	$(44)	$—	$(156)	$—	$—	$(493)	$(6,418)	$(346)	$(88)
From net realized gain on investments	(2,985)	(2,600)	(296)	(5,706)	(2,318)	(114)	(13,834)	(59,203)	(4,527)	(1,412)

Total Dividends and Distributions	$(3,098)	$(2,644)	$(296)	$(5,862)	$(2,318)	$(114)	$(14,327)	$(65,621)	$(4,873)	$(1,500)

Year Ended October 31, 2007
From net investment income	$(165)	$(92)	$(4)	$(233)	$—	$—	$(466)	$(6,841)	$(353)	$(78)
From net realized gain on investments	(1,695)	(1,554)	(118)	(2,971)	(1,284)	—	(5,791)	(30,974)	(2,136)	(556)

Total Dividends and Distributions	$(1,860)	$(1,646)	$(122)	$(3,204)	$(1,284)	$—	$(6,257)	$(37,815)	$(2,489)	$(634)

See accompanying notes.

53

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners LargeCap Blend Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$5,861	$7,347
Net realized gain (loss) from investment transactions and foreign currency transactions	(31,341)	27,971
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(77,741)	40,751

Net Increase (Decrease) in Net Assets Resulting from Operations	(103,221)	76,069

Dividends and Distributions to Shareholders
From net investment income	(9,106)	(1,893)
From net realized gain on investments	(24,506)	—

Total Dividends and Distributions	(33,612)	(1,893)

Capital Share Transactions
Net increase (decrease) in capital share transactions	142,861	516,670
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	6,028	590,847

Net Assets
Beginning of period	906,319	315,472

End of period (including undistributed net investment income as set forth below)	$912,347	$906,319

Undistributed (overdistributed) net investment income (operating loss)	$3,216	$6,461

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$716	$570	$203	$5,117	$359	$224	$2,374	$129,469	$770	$440
Reinvested	122	125	31	4,366	357	28	1,755	26,411	216	131
Redeemed	(841)	(604)	(58)	(11,130)	(2,500)	(237)	(5,245)	(7,557)	(1,101)	(1,650)

Net Increase (Decrease)	$(3)	$91	$176	$(1,647)	$(1,784)	$15	$(1,116)	$148,323	$(115)	$(1,079)

Shares:
Sold	80	62	22	557	39	24	263	14,023	84	49
Reinvested	12	13	3	447	37	3	181	2,710	22	13
Redeemed	(93)	(67)	(6)	(1,213)	(280)	(26)	(575)	(838)	(116)	(172)

Net Increase (Decrease)	(1)	8	19	(209)	(204)	1	(131)	15,895	(10)	(110)

Year Ended October 31, 2007
Dollars:
Sold	$1,287	$1,161	$457	$14,310	$1,268	$959	$9,874	$530,391	$3,444	$2,420
Reinvested	6	—	—	97	—	—	20	1,736	23	8
Redeemed	(1,564)	(1,772)	(188)	(23,755)	(6,938)	(29)	(8,196)	(6,044)	(1,304)	(1,001)

Net Increase (Decrease)	$(271)	$(611)	$269	$(9,348)	$(5,670)	$930	$1,698	$526,083	$2,163	$1,427

Shares:
Sold	130	119	45	1,420	128	95	993	53,608	338	241
Reinvested	1	—	—	10	—	—	2	178	2	1
Redeemed	(156)	(179)	(19)	(2,357)	(696)	(3)	(819)	(608)	(128)	(99)

Net Increase (Decrease)	(25)	(60)	26	(927)	(568)	92	176	53,178	212	143

Distributions:
Period Ended April 30, 2008
From net investment income	$(22)	$(16)	$(3)	$(682)	$—	$—	$(299)	$(8,001)	$(54)	$(29)
From net realized gain on investments	(100)	(109)	(28)	(3,753)	(358)	(28)	(1,456)	(18,410)	(162)	(102)

Total Dividends and Distributions	$(122)	$(125)	$(31)	$(4,435)	$(358)	$(28)	$(1,755)	$(26,411)	$(216)	$(131)

Year Ended October 31, 2007
From net investment income	$(6)	$—	$—	$(99)	$—	$—	$(21)	$(1,736)	$(23)	$(8)

Total Dividends and Distributions	$(6)	$—	$—	$(99)	$—	$—	$(21)	$(1,736)	$(23)	$(8)

See accompanying notes.

54

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners LargeCap Growth Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(770)	$2,584
Net realized gain (loss) from investment transactions and foreign currency transactions	(17,301)	83,419
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(200,572)	198,841

Net Increase (Decrease) in Net Assets Resulting from Operations	(218,643)	284,844

Dividends and Distributions to Shareholders
From net investment income	(1,304)	(5,217)
From net realized gain on investments	(79,454)	(54,217)

Total Dividends and Distributions	(80,758)	(59,434)

Capital Share Transactions
Net increase (decrease) in capital share transactions	199,248	544,115
Redemption fees — Class A	—	1
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(100,152)	769,526

Net Assets
Beginning of period	1,876,243	1,106,717

End of period (including undistributed net investment income as set forth below)	$1,776,091	$1,876,243

Undistributed (overdistributed) net investment income (operating loss)	$(891)	$1,183

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,558	$699	$337	$3,419	$544	$261	$4,667	$186,366	$4,143	$1,509
Reinvested	1,069	782	67	2,308	530	29	2,364	71,822	1,478	268
Redeemed	(4,071)	(1,931)	(219)	(5,338)	(1,936)	(194)	(5,237)	(59,196)	(6,059)	(791)

Net Increase (Decrease)	$(1,444)	$(450)	$185	$389	$(862)	$96	$1,794	$198,992	$(438)	$986

Shares:
Sold	198	88	43	429	69	32	618	22,881	516	201
Reinvested	126	95	8	271	64	3	296	8,295	173	32
Redeemed	(508)	(250)	(27)	(678)	(253)	(24)	(702)	(7,365)	(776)	(103)

Net Increase (Decrease)	(184)	(67)	24	22	(120)	11	212	23,811	(87)	130

Year Ended October 31, 2007
Dollars:
Sold	$5,244	$2,349	$531	$9,682	$1,337	$668	$14,339	$579,235	$10,367	$2,683
Reinvested	1,275	800	42	2,146	604	—	1,827	51,267	1,273	170
Redeemed	(12,217)	(6,034)	(90)	(12,041)	(4,564)	(67)	(7,882)	(88,241)	(9,504)	(1,084)

Net Increase (Decrease)	$(5,698)	$(2,885)	$483	$(213)	$(2,623)	$601	$8,284	$542,261	$2,136	$1,769

Shares:
Sold	609	274	62	1,125	158	76	1,772	67,288	1,184	323
Reinvested	156	101	5	261	74	—	237	6,165	155	21
Redeemed	(1,448)	(729)	(11)	(1,394)	(539)	(7)	(968)	(10,346)	(1,112)	(127)

Net Increase (Decrease)	(683)	(354)	56	(8)	(307)	69	1,041	63,107	227	217

Distributions:
Period Ended April 30, 2008
From net investment income	$—	$—	$—	$—	$—	$—	$—	$(1,304)	$—	$—
From net realized gain on investments	(1,069)	(782)	(67)	(2,342)	(536)	(29)	(2,365)	(70,518)	(1,478)	(268)

Total Dividends and Distributions	$(1,069)	$(782)	$(67)	$(2,342)	$(536)	$(29)	$(2,365)	$(71,822)	$(1,478)	$(268)

Year Ended October 31, 2007
From net investment income	$—	$—	$	$—	$—	$—	$—	$(5,157)	$(56)	$(4)
From net realized gain on investments	(1,275)	(800)	(42)	(2,171)	(607)	—	(1,828)	(46,110)	(1,218)	(166)

Total Dividends and Distributions	$(1,275)	$(800)	$(42)	$(2,171)	$(607)	$—	$(1,828)	$(51,267)	$(1,274)	$(170)

See accompanying notes.

55

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners LargeCap Growth Fund II
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$1,388	$958
Net realized gain (loss) from investment transactions and foreign currency transactions	8,679	98,710
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(108,913)	43,200

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,846)	142,868

Dividends and Distributions to Shareholders
From net investment income	—	(814)
From net realized gain on investments	(99,992)	(57,319)

Total Dividends and Distributions	(99,992)	(58,133)

Capital Share Transactions
Net increase (decrease) in capital share transactions	948,797	(68,603)

Total increase (decrease) in net assets	749,959	16,132

Net Assets
Beginning of period	854,794	838,662

End of period (including undistributed net investment income as set forth below)	$1,604,753	$854,794

Undistributed (overdistributed) net investment income (operating loss)	$(224)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,522	$2,118	$268	$679	$164	$3,853	$914,298	$5,078	$1,542
Reinvested	1,016	1,391	161	129	48	3,014	89,749	2,380	2,096
Redeemed	(1,805)	(3,445)	(657)	(335)	(59)	(3,781)	(63,164)	(5,269)	(2,194)

Net Increase (Decrease)	$733	$64	$(228)	$473	$153	$3,086	$940,883	$2,189	$1,444

Shares:
Sold	177	261	32	79	19	487	100,219	613	187
Reinvested	118	164	18	15	5	365	9,972	270	240
Redeemed	(224)	(439)	(82)	(42)	(7)	(481)	(7,737)	(646)	(273)

Net Increase (Decrease)	71	(14)	(32)	52	17	371	102,454	237	154

Year Ended October 31, 2007
Dollars:
Sold	$1,648	$1,238	$1,137	$705	$384	$5,661	$173,492	$8,670	$3,342
Issued in acquisitions	1,541	1,962	348	—	—	10,790	117,492	18	18
Reinvested	691	1,041	35	50	—	1,216	52,155	1,462	1,483
Redeemed	(3,446)	(4,129)	(347)	(233)	(17)	(4,625)	(433,059)	(5,356)	(3,970)

Net Increase (Decrease)	$434	$112	$1,173	$522	$367	$13,042	$(89,920)	$4,794	$873

Shares:
Sold	191	146	124	79	44	674	19,708	963	390
Issued in acquisitions	186	239	41	—	—	1,348	13,671	2	2
Reinvested	85	129	4	6	—	155	6,173	176	180
Redeemed	(408)	(481)	(40)	(27)	(2)	(560)	(50,179)	(601)	(449)

Net Increase (Decrease)	54	33	129	58	42	1,617	(10,627)	540	123

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(1,016)	$(1,391)	$(161)	$(133)	$(48)	$(3,014)	$(89,749)	$(2,382)	$(2,098)

Total Dividends and Distributions	$(1,016)	$(1,391)	$(161)	$(133)	$(48)	$(3,014)	$(89,749)	$(2,382)	$(2,098)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$—	$—	$—	$(814)	$—	$—
From net realized gain on investments	(691)	(1,041)	(35)	(50)	—	(1,216)	(51,341)	(1,462)	(1,483)

Total Dividends and Distributions	$(691)	$(1,041)	$(35)	$(50)	$—	$(1,216)	$(52,155)	$(1,462)	$(1,483)

See accompanying notes.

56

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners LargeCap Value
Amounts in thousands	Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$27,658	$45,996
Net realized gain (loss) from investment transactions and foreign currency transactions	14,137	161,956
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(396,742)	(4,733)

Net Increase (Decrease) in Net Assets Resulting from Operations	(354,947)	203,219

Dividends and Distributions to Shareholders
From net investment income	(50,200)	(38,660)
From net realized gain on investments	(161,500)	(114,675)

Total Dividends and Distributions	(211,700)	(153,335)

Capital Share Transactions
Net increase (decrease) in capital share transactions	104,035	199,426
Redemption fees — Class A	1	2
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(462,610)	249,312

Net Assets
Beginning of period	2,790,713	2,541,401

End of period (including undistributed net investment income as set forth below)	$2,328,103	$2,790,713

Undistributed (overdistributed) net investment income (operating loss)	$12,673	$35,816

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,930	$1,273	$1,162	$3,542	$410	$473	$8,982	$144,357	$7,112	$11,481
Reinvested	9,759	4,447	629	4,820	1,454	99	9,666	166,612	9,820	4,265
Redeemed	(17,393)	(8,439)	(1,411)	(10,530)	(2,879)	(151)	(15,350)	(196,559)	(22,128)	(15,418)

Net Increase (Decrease)	$(3,704)	$(2,719)	$380	$(2,168)	$(1,015)	$421	$3,298	$114,410	$(5,196)	$328

Shares:
Sold	288	96	86	269	31	35	673	10,874	542	891
Reinvested	676	319	45	341	103	7	692	11,789	695	302
Redeemed	(1,308)	(644)	(108)	(819)	(221)	(11)	(1,189)	(15,084)	(1,663)	(1,143)

Net Increase (Decrease)	(344)	(229)	23	(209)	(87)	31	176	7,579	(426)	50

Year Ended October 31, 2007
Dollars:
Sold	$61,892	$11,120	$4,721	$13,727	$2,651	$1,512	$41,792	$343,775	$37,728	$24,414
Reinvested	5,144	3,444	315	3,528	1,119	—	5,999	124,170	6,955	2,580
Redeemed	(23,675)	(13,930)	(2,309)	(14,351)	(4,322)	(135)	(22,355)	(377,955)	(27,591)	(10,537)

Net Increase (Decrease)	$43,361	$634	$2,727	$2,904	$(552)	$1,377	$25,436	$89,990	$17,092	$16,457

Shares:
Sold	3,845	713	301	872	168	95	2,676	21,773	2,373	1,536
Reinvested	330	228	21	230	73	—	397	8,086	454	169
Redeemed	(1,453)	(895)	(146)	(907)	(273)	(9)	(1,432)	(24,218)	(1,744)	(668)

Net Increase (Decrease)	2,722	46	176	195	(32)	86	1,641	5,641	1,083	1,037

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,871)	$(780)	$(102)	$(901)	$(139)	$(9)	$(1,835)	$(41,624)	$(2,191)	$(748)
From net realized gain on investments	(7,888)	(3,667)	(527)	(4,015)	(1,335)	(90)	(7,841)	(124,991)	(7,629)	(3,517)

Total Dividends and Distributions	$(9,759)	$(4,447)	$(629)	$(4,916)	$(1,474)	$(99)	$(9,676)	$(166,615)	$(9,820)	$(4,265)

Year Ended October 31, 2007
From net investment income	$(985)	$(552)	$(44)	$(631)	$(65)	$—	$(1,026)	$(33,163)	$(1,636)	$(558)
From net realized gain on investments	(4,160)	(2,892)	(271)	(2,966)	(1,063)	—	(4,975)	(91,007)	(5,319)	(2,022)

Total Dividends and Distributions	$(5,145)	$(3,444)	$(315)	$(3,597)	$(1,128)	$—	$(6,001)	$(124,170)	$(6,955)	$(2,580)

See accompanying notes.

57

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners MidCap Growth Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(1,569)	$(3,474)
Net realized gain (loss) from investment transactions and foreign currency transactions	(4,938)	53,603
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(62,019)	110,075

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,526)	160,204

Dividends and Distributions to Shareholders
From net realized gain on investments	(47,901)	(14,443)

Total Dividends and Distributions	(47,901)	(14,443)

Capital Share Transactions
Net increase (decrease) in capital share transactions	199,450	102,385
Redemption fees — Class A	2	1

Total increase (decrease) in net assets	83,025	248,147

Net Assets
Beginning of period	725,264	477,117

End of period (including undistributed net investment income as set forth below)	$808,289	$725,264

Undistributed (overdistributed) net investment income (operating loss)	$(1,569)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$5,282	$1,537	$536	$6,596	$1,054	$1,044	$4,161	$174,426	$7,156	$2,952
Reinvested	2,151	952	70	2,594	818	103	2,590	35,472	1,347	1,730
Redeemed	(2,531)	(2,031)	(70)	(5,288)	(2,288)	(490)	(4,112)	(29,680)	(5,187)	(1,444)

Net Increase (Decrease)	$4,902	$458	$536	$3,902	$(416)	$657	$2,639	$180,218	$3,316	$3,238

Shares:
Sold	487	147	52	625	103	98	419	17,108	672	273
Reinvested	190	86	7	236	76	9	246	3,158	117	153
Redeemed	(248)	(198)	(7)	(528)	(233)	(50)	(422)	(2,996)	(509)	(140)

Net Increase (Decrease)	429	35	52	333	(54)	57	243	17,270	280	286

Year Ended October 31, 2007
Dollars:
Sold	$7,980	$4,050	$416	$10,453	$2,219	$980	$7,977	$162,050	$10,091	$9,110
Reinvested	830	354	17	809	308	—	858	9,967	775	509
Redeemed	(12,532)	(4,408)	(250)	(7,614)	(2,752)	(23)	(5,947)	(65,325)	(23,121)	(5,396)

Net Increase (Decrease)	$(3,722)	$(4)	$183	$3,648	$(225)	$957	$2,888	$106,692	$(12,255)	$4,223

Shares:
Sold	746	384	40	988	209	91	779	15,532	908	855
Reinvested	83	37	2	83	32	—	93	1,017	77	51
Redeemed	(1,186)	(425)	(25)	(738)	(269)	(2)	(604)	(6,510)	(2,111)	(516)

Net Increase (Decrease)	(357)	(4)	17	333	(28)	89	268	10,039	(1,126)	390

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(2,151)	$(952)	$(70)	$(2,644)	$(840)	$(105)	$(2,590)	$(35,472)	$(1,347)	$(1,730)

Total Dividends and Distributions	$(2,151)	$(952)	$(70)	$(2,644)	$(840)	$(105)	$(2,590)	$(35,472)	$(1,347)	$(1,730)

Year Ended October 31, 2007
From net realized gain on investments	$(830)	$(354)	$(17)	$(822)	$(311)	$—	$(858)	$(9,967)	$(775)	$(509)

Total Dividends and Distributions	$(830)	$(354)	$(17)	$(822)	$(311)	$—	$(858)	$(9,967)	$(775)	$(509)

See accompanying notes.

58

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners MidCap Growth Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(190)	$(2)
Net realized gain (loss) from investment transactions and foreign currency transactions	(7,407)	35,378
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(18,727)	11,344

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,324)	46,720

Dividends and Distributions to Shareholders
From net realized gain on investments	(35,454)	(31,579)

Total Dividends and Distributions	(35,454)	(31,579)

Capital Share Transactions
Net increase (decrease) in capital share transactions	30,400	59,194

Total increase (decrease) in net assets	(31,378)	74,335

Net Assets
Beginning of period	332,141	257,806

End of period (including undistributed net investment income as set forth below)	$300,763	$332,141

Undistributed (overdistributed) net investment income (operating loss)	$(142)	$46

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,417	$481	$743	$615	$71	$11,187	$3,553	$3,157
Reinvested	421	404	129	379	38	33,113	585	377
Redeemed	(1,538)	(488)	(143)	(866)	(35)	(21,137)	(2,928)	(1,135)

Net Increase (Decrease)	$2,300	$397	$729	$128	$74	$23,163	$1,210	$2,399

Shares:
Sold	318	44	70	57	7	947	328	298
Reinvested	37	36	12	33	3	2,835	51	33
Redeemed	(146)	(47)	(13)	(85)	(3)	(1,954)	(282)	(107)

Net Increase (Decrease)	209	33	69	5	7	1,828	97	224

Year Ended October 31, 2007
Dollars:
Sold	$2,899	$2,435	$875	$3,213	$320	$44,338	$3,789	$2,733
Reinvested	341	203	30	235	—	30,489	148	132
Redeemed	(2,461)	(836)	(79)	(1,773)	(5)	(27,031)	(380)	(421)

Net Increase (Decrease)	$779	$1,802	$826	$1,675	$315	$47,796	$3,557	$2,444

Shares:
Sold	230	197	70	259	26	3,492	288	212
Reinvested	29	18	3	20	—	2,577	12	11
Redeemed	(210)	(68)	(6)	(142)	(1)	(2,179)	(30)	(33)

Net Increase (Decrease)	49	147	67	137	25	3,890	270	190

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(421)	$(404)	$(129)	$(387)	$(38)	$(33,113)	$(585)	$(377)

Total Dividends and Distributions	$(421)	$(404)	$(129)	$(387)	$(38)	$(33,113)	$(585)	$(377)

Year Ended October 31, 2007
From net realized gain on investments	$(341)	$(204)	$(30)	$(235)	$—	$(30,489)	$(148)	$(132)

Total Dividends and Distributions	$(341)	$(204)	$(30)	$(235)	$—	$(30,489)	$(148)	$(132)

See accompanying notes.

59

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners MidCap Value Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$2,285	$4,920
Net realized gain (loss) from investment transactions and foreign currency transactions	(41,525)	69,564
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(41,728)	(15,888)

Net Increase (Decrease) in Net Assets Resulting from Operations	(80,968)	58,596

Dividends and Distributions to Shareholders
From net investment income	(4,560)	(4,130)
From net realized gain on investments	(70,206)	(54,948)

Total Dividends and Distributions	(74,766)	(59,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(294)	49,804
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	(156,028)	49,323

Net Assets
Beginning of period	719,950	670,627

End of period (including undistributed net investment income as set forth below)	$563,922	$719,950

Undistributed (overdistributed) net investment income (operating loss)	$943	$3,218

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,081	$673	$192	$1,523	$161	$378	$3,659	$27,730	$5,190	$1,727
Reinvested	3,590	2,475	195	1,188	207	142	10,528	51,248	2,721	2,422
Redeemed	(5,524)	(3,398)	(408)	(2,464)	(397)	(279)	(11,633)	(80,677)	(10,491)	(3,053)

Net Increase (Decrease)	$147	$(250)	$(21)	$247	$(29)	$241	$2,554	$(1,699)	$(2,580)	$1,096

Shares:
Sold	166	54	16	120	13	29	297	2,181	422	139
Reinvested	264	187	14	86	14	10	807	3,693	199	178
Redeemed	(436)	(274)	(32)	(192)	(32)	(22)	(955)	(6,241)	(815)	(242)

Net Increase (Decrease)	(6)	(33)	(2)	14	(5)	17	149	(367)	(194)	75

Year Ended October 31, 2007
Dollars:
Sold	$10,158	$4,364	$1,120	$7,167	$1,109	$1,443	$15,676	$91,486	$17,204	$10,219
Reinvested	2,624	2,005	112	779	112	—	8,158	41,525	2,069	1,668
Redeemed	(9,027)	(6,140)	(619)	(4,871)	(424)	(123)	(19,997)	(108,891)	(14,044)	(5,058)

Net Increase (Decrease)	$3,755	$229	$613	$3,075	$797	$1,320	$3,837	$24,120	$5,229	$6,829

Shares:
Sold	643	283	69	449	70	91	1,025	5,758	1,060	647
Reinvested	171	134	7	50	7	—	554	2,660	134	109
Redeemed	(569)	(399)	(39)	(306)	(27)	(8)	(1,317)	(6,799)	(874)	(321)

Net Increase (Decrease)	245	18	37	193	50	83	262	1,619	320	435

Distributions:
Period Ended April 30, 2008
From net investment income	$(99)	$(35)	$—	$(17)	$—	$—	$(310)	$(3,852)	$(140)	$(107)
From net realized gain on investments	(3,491)	(2,441)	(195)	(1,200)	(210)	(143)	(10,230)	(47,400)	(2,581)	(2,315)

Total Dividends and Distributions	$(3,590)	$(2,476)	$(195)	$(1,217)	$(210)	$(143)	$(10,540)	$(51,252)	$(2,721)	$(2,422)

Year Ended October 31, 2007
From net investment income	$(55)	$—	$—	$—	$—	$—	$—	$(3,873)	$(126)	$(76)
From net realized gain on investments	(2,569)	(2,005)	(112)	(795)	(112)	—	(8,166)	(37,654)	(1,943)	(1,592)

Total Dividends and Distributions	$(2,624)	$(2,005)	$(112)	$(795)	$(112)	$—	$(8,166)	$(41,527)	$(2,069)	$(1,668)

See accompanying notes.

60

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Growth Fund II
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(2,149)	$(4,435)
Net realized gain (loss) from investment transactions and foreign currency transactions	(19,569)	42,821
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(101,563)	66,518

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,281)	104,904

Dividends and Distributions to Shareholders
From net realized gain on investments	(37,471)	(46,563)

Total Dividends and Distributions	(37,471)	(46,563)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(5,378)	29,916
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	(166,130)	88,258

Net Assets
Beginning of period	717,788	629,530

End of period (including undistributed net investment income as set forth below)	$551,658	$717,788

Undistributed (overdistributed) net investment income (operating loss)	$(2,149)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,407	$816	$394	$1,399	$179	$225	$2,724	$16,274	$3,184	$1,615
Reinvested	982	837	108	1,024	416	30	1,605	29,724	2,186	543
Redeemed	(2,802)	(2,326)	(341)	(1,889)	(771)	(103)	(2,669)	(53,591)	(5,797)	(1,761)

Net Increase (Decrease)	$587	$(673)	$161	$534	$(176)	$152	$1,660	$(7,593)	$(427)	$397

Shares:
Sold	293	101	47	172	22	27	357	1,863	384	199
Reinvested	112	98	12	114	47	3	197	3,238	243	61
Redeemed	(355)	(294)	(42)	(235)	(97)	(13)	(353)	(6,521)	(730)	(213)

Net Increase (Decrease)	50	(95)	17	51	(28)	17	201	(1,420)	(103)	47

Year Ended October 31, 2007
Dollars:
Sold	$4,814	$3,510	$1,247	$4,641	$817	$496	$9,711	$46,586	$15,972	$6,000
Reinvested	1,172	1,037	68	1,214	556	—	1,535	38,429	2,125	413
Redeemed	(4,739)	(3,528)	(254)	(4,103)	(1,471)	(17)	(4,194)	(79,978)	(9,206)	(2,937)

Net Increase (Decrease)	$1,247	$1,019	$1,061	$1,752	$(98)	$479	$7,052	$5,037	$8,891	$3,476

Shares:
Sold	521	384	130	490	88	52	1,126	4,783	1,709	649
Reinvested	132	119	7	133	62	—	184	4,163	234	46
Redeemed	(517)	(390)	(27)	(436)	(158)	(2)	(483)	(8,379)	(986)	(311)

Net Increase (Decrease)	136	113	110	187	(8)	50	827	567	957	384

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(982)	$(837)	$(108)	$(1,034)	$(420)	$(30)	$(1,606)	$(29,724)	$(2,187)	$(543)

Total Dividends and Distributions	$(982)	$(837)	$(108)	$(1,034)	$(420)	$(30)	$(1,606)	$(29,724)	$(2,187)	$(543)

Year Ended October 31, 2007
From net realized gain on investments	$(1,172)	$(1,038)	$(68)	$(1,223)	$(560)	$—	$(1,535)	$(38,429)	$(2,125)	$(413)

Total Dividends and Distributions	$(1,172)	$(1,038)	$(68)	$(1,223)	$(560)	$—	$(1,535)	$(38,429)	$(2,125)	$(413)

See accompanying notes.

61

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Preferred Securities Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$35,504	$38,376
Net realized gain (loss) from investment transactions and foreign currency transactions	(2,166)	(4,555)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(41,219)	(36,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,881)	(3,132)

Dividends and Distributions to Shareholders
From net investment income	(35,694)	(41,009)

Total Dividends and Distributions	(35,694)	(41,009)

Capital Share Transactions
Net increase (decrease) in capital share transactions	628,102	275,706
Redemption fees — Class A	3	2

Total increase (decrease) in net assets	584,530	231,567

Net Assets
Beginning of period	844,955	613,388

End of period (including undistributed net investment income as set forth below)	$1,429,485	$844,955

Undistributed (overdistributed) net investment income (operating loss)	$463	$721

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$809	$399	$352	$163,925	$72,960	$5,742	$429,496	$436	$2,774
Reinvested	53	19	16	2,002	363	653	29,502	18	71
Redeemed	(485)	(132)	(132)	(26,234)	(2,262)	(4,244)	(47,324)	(210)	(465)

Net Increase (Decrease)	$377	$286	$236	$139,693	$71,061	$2,151	$411,674	$244	$2,380

Shares:
Sold	84	42	36	16,811	7,487	598	45,007	45	283
Reinvested	6	2	2	207	38	68	3,067	2	8
Redeemed	(50)	(14)	(13)	(2,746)	(233)	(443)	(4,918)	(22)	(48)

Net Increase (Decrease)	40	30	25	14,272	7,292	223	43,156	25	243

Year Ended October 31, 2007
Dollars:
Sold	$1,721	$724	$540	$82,586	$22,941	$7,092	$226,802	$861	$312
Reinvested	69	17	20	1,374	174	1,359	37,180	16	7
Redeemed	(442)	(53)	(156)	(7,846)	(624)	(6,185)	(92,395)	(307)	(81)

Net Increase (Decrease)	$1,348	$688	$404	$76,114	$22,491	$2,266	$171,587	$570	$238

Shares:
Sold	165	69	51	8,027	2,196	676	21,659	82	30
Reinvested	7	2	2	134	17	132	3,572	1	—
Redeemed	(43)	(5)	(15)	(762)	(61)	(597)	(8,603)	(29)	(8)

Net Increase (Decrease)	129	66	38	7,399	2,152	211	16,628	54	22

Distributions:
Period Ended April 30, 2008
From net investment income	$(53)	$(19)	$(16)	$(3,950)	$(1,379)	$(655)	$(29,532)	$(18)	$(72)

Total Dividends and Distributions	$(53)	$(19)	$(16)	$(3,950)	$(1,379)	$(655)	$(29,532)	$(18)	$(72)

Year Ended October 31, 2007
From net investment income	$(69)	$(17)	$(21)	$(1,856)	$(430)	$(1,373)	$(37,220)	$(16)	$(7)

Total Dividends and Distributions	$(69)	$(17)	$(21)	$(1,856)	$(430)	$(1,373)	$(37,220)	$(16)	$(7)

See accompanying notes.

62

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Real Estate Securities Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$14,911	$14,849
Net realized gain (loss) from investment transactions and foreign currency transactions	(65,942)	374,205
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(61,621)	(443,197)

Net Increase (Decrease) in Net Assets Resulting from Operations	(112,652)	(54,143)

Dividends and Distributions to Shareholders
From net investment income	(15,857)	(11,143)
From net realized gain on investments	(373,992)	(103,352)

Total Dividends and Distributions	(389,849)	(114,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions	494,403	425,711
Redemption fees — Class A	—	4
Redemption fees — Class J	2	2

Total increase (decrease) in net assets	(8,096)	257,079

Net Assets
Beginning of period	1,628,506	1,371,427

End of period (including undistributed net investment income as set forth below)	$1,620,410	$1,628,506

Undistributed (overdistributed) net investment income (operating loss)	$2,760	$3,706

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$6,178	$2,889	$723	$7,974	$1,046	$894	$10,572	$200,303	$11,677	$2,956
Reinvested	9,855	4,873	894	27,517	6,764	1,596	45,992	268,256	17,902	3,892
Redeemed	(5,879)	(4,021)	(404)	(21,545)	(5,378)	(1,580)	(24,957)	(55,241)	(17,929)	(1,416)

Net Increase (Decrease)	$10,154	$3,741	$1,213	$13,946	$2,432	$910	$31,607	$413,318	$11,650	$5,432

Shares:
Sold	375	178	43	472	62	53	630	11,828	683	181
Reinvested	571	287	51	1,570	389	91	2,676	15,324	1,044	227
Redeemed	(341)	(214)	(23)	(1,271)	(321)	(95)	(1,499)	(2,996)	(1,085)	(83)

Net Increase (Decrease)	605	251	71	771	130	49	1,807	24,156	642	325

Year Ended October 31, 2007
Dollars:
Sold	$17,710	$7,715	$2,793	$43,320	$6,040	$6,216	$50,686	$276,513	$37,067	$9,892
Issued in acquisitions	—	—	—	36,102	13,838	6,490	—	444,876	—	—
Reinvested	4,569	2,870	235	9,758	2,174	—	18,489	65,850	8,622	1,545
Redeemed	(31,514)	(19,347)	(1,716)	(72,518)	(15,736)	(3,976)	(79,715)	(351,903)	(61,315)	(9,919)

Net Increase (Decrease)	$(9,235)	$(8,762)	$1,312	$16,662	$6,316	$8,730	$(10,540)	$435,336	$(15,626)	$1,518

Shares:
Sold	668	289	108	1,623	226	240	1,946	10,735	1,402	369
Issued in acquisitions	—	—	—	1,338	513	241	—	16,501	—	—
Reinvested	174	110	9	367	82	—	705	2,487	330	59
Redeemed	(1,265)	(780)	(68)	(2,895)	(626)	(160)	(3,195)	(13,185)	(2,467)	(400)

Net Increase (Decrease)	(423)	(381)	49	433	195	321	(544)	16,538	(735)	28

Distributions:
Period Ended April 30, 2008
From net investment income	$(326)	$(145)	$(25)	$(914)	$(134)	$(38)	$(1,407)	$(12,102)	$(620)	$(146)
From net realized gain on investments	(9,530)	(4,728)	(869)	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(17,282)	(3,746)

Total Dividends and Distributions	$(9,856)	$(4,873)	$(894)	$(28,558)	$(7,093)	$(1,825)	$(46,020)	$(268,936)	$(17,902)	$(3,892)

Year Ended October 31, 2007
From net investment income	$(216)	$(101)	$(7)	$(599)	$(48)	$—	$(740)	$(8,638)	$(684)	$(110)
From net realized gain on investments	(4,353)	(2,769)	(228)	(9,465)	(2,187)	—	(17,757)	(57,220)	(7,938)	(1,435)

Total Dividends and Distributions	$(4,569)	$(2,870)	$(235)	$(10,064)	$(2,235)	$—	$(18,497)	$(65,858)	$(8,622)	$(1,545)

See accompanying notes.

63

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Short-Term Bond Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$7,040	$11,957
Net realized gain (loss) from investment transactions and foreign currency transactions	980	(1,093)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(15,051)	(2,110)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,031)	8,754

Dividends and Distributions to Shareholders
From net investment income	(7,278)	(12,646)

Total Dividends and Distributions	(7,278)	(12,646)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(15,617)	80,112
Redemption fees — Class A	—	1
Redemption fees — Class J	3	1

Total increase (decrease) in net assets	(29,923)	76,222

Net Assets
Beginning of period	295,531	219,309

End of period (including undistributed net investment income as set forth below)	$265,608	$295,531

Undistributed (overdistributed) net investment income (operating loss)	$(523)	$(494)

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$8,019	$87	$233	$3,921	$1,003	$6,176	$32,900	$1,706	$1,127
Reinvested	407	3	6	1,974	35	1,387	3,156	66	54
Redeemed	(25,699)	(7)	(55)	(13,029)	(501)	(10,115)	(24,336)	(3,118)	(1,017)

Net Increase (Decrease)	$(17,273)	$83	$184	$(7,134)	$537	$(2,552)	$11,720	$(1,346)	$164

Shares:
Sold	821	9	24	404	103	635	3,415	177	119
Reinvested	42	—	1	205	4	144	328	7	6
Redeemed	(2,690)	(1)	(6)	(1,351)	(53)	(1,049)	(2,549)	(321)	(107)

Net Increase (Decrease)	(1,827)	8	19	(742)	54	(270)	1,194	(137)	18

Year Ended October 31, 2007
Dollars:
Sold	$19,845	$17,878	$112	$17,773	$1,984	$20,749	$65,106	$12,631	$8,095
Reinvested	252	137	4	4,287	24	2,733	4,631	186	93
Redeemed	(1,085)	(18,042)	(30)	(25,317)	(408)	(13,758)	(15,834)	(15,215)	(6,719)

Net Increase (Decrease)	$19,012	$(27)	$86	$(3,257)	$1,600	$9,724	$53,903	$(2,398)	$1,469

Shares:
Sold	1,998	1,819	11	1,795	201	2,092	6,577	1,277	822
Reinvested	25	14	1	434	2	276	469	19	10
Redeemed	(110)	(1,832)	(3)	(2,558)	(41)	(1,389)	(1,599)	(1,536)	(683)

Net Increase (Decrease)	1,913	1	9	(329)	162	979	5,447	(240)	149

Distributions:
Period Ended April 30, 2008
From net investment income	$(409)	$(3)	$(6)	$(2,091)	$(38)	$(1,409)	$(3,202)	$(66)	$(54)

Total Dividends and Distributions	$(409)	$(3)	$(6)	$(2,091)	$(38)	$(1,409)	$(3,202)	$(66)	$(54)

Year Ended October 31, 2007
From net investment income	$(253)	$(137)	$(5)	$(4,550)	$(26)	$(2,755)	$(4,641)	$(186)	$(93)

Total Dividends and Distributions	$(253)	$(137)	$(5)	$(4,550)	$(26)	$(2,755)	$(4,641)	$(186)	$(93)

See accompanying notes.

64

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Short-Term Income Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$9,249	$9,855
Net realized gain (loss) from investment transactions and foreign currency transactions	(1,235)	(354)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	3,473	548

Net Increase (Decrease) in Net Assets Resulting from Operations	11,487	10,049

Dividends and Distributions to Shareholders
From net investment income	(9,252)	(9,926)

Total Dividends and Distributions	(9,252)	(9,926)

Capital Share Transactions
Net increase (decrease) in capital share transactions	298,833	(27,364)
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	301,068	(27,240)

Net Assets
Beginning of period	210,142	237,382

End of period (including undistributed net investment income as set forth below)	$511,210	$210,142

Undistributed (overdistributed) net investment income (operating loss)	$93	$75

	Class A	Class B(a)	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$13,551	$—	$1,180	$307,386
Reinvested	603	—	64	8,441
Redeemed	(11,945)	—	(1,059)	(19,388)

Net Increase (Decrease)	$2,209	$—	$185	$296,439

Shares:
Sold	1,153	—	100	26,494
Reinvested	52	—	6	721
Redeemed	(1,022)	—	(91)	(1,654)

Net Increase (Decrease)	183	—	15	25,561

Year Ended October 31, 2007
Dollars:
Sold	$32,786	$3,928	$811	$5,311
Reinvested	1,290	70	162	7,650
Redeemed	(29,504)	(20,437)	(3,007)	(26,424)

Net Increase (Decrease)	$4,572	$(16,439)	$(2,034)	$(13,463)

Shares:
Sold	2,826	338	70	458
Reinvested	109	6	14	659
Redeemed	(2,543)	(1,760)	(259)	(2,277)

Net Increase (Decrease)	392	(1,416)	(175)	(1,160)

Distributions:
Period Ended April 30, 2008
From net investment income	$(737)	—	$(73)	$(8,442)

Total Dividends and Distributions	$(737)	—	$(73)	$(8,442)

Year Ended October 31, 2007
From net investment income	$(1,645)	$(97)	$(195)	$(7,989)

Total Dividends and Distributions	$(1,645)	$(97)	$(195)	$(7,989)

(a)	Class B shares discontinued operations and converted to Class A shares on January 4, 2007.
See accompanying notes.

65

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SmallCap Blend Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$215	$(716)
Net realized gain (loss) from investment transactions and foreign currency transactions	(8,406)	28,909
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(39,244)	12,799

Net Increase (Decrease) in Net Assets Resulting from Operations	(47,435)	40,992

Dividends and Distributions to Shareholders
From net realized gain on investments	(28,163)	(27,355)

Total Dividends and Distributions	(28,163)	(27,355)

Capital Share Transactions
Net increase (decrease) in capital share transactions	4,983	6,269
Redemption fees — Class A	—	15

Total increase (decrease) in net assets	(70,615)	19,921

Net Assets
Beginning of period	353,970	334,049

End of period (including undistributed net investment income as set forth below)	$283,355	$353,970

Undistributed (overdistributed) net investment income (operating loss)	$215	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$231	$192	$35	$4,439	$402	$34	$2,176	$—	$413	$806
Reinvested	146	217	33	9,216	1,726	121	12,925	3,319	203	165
Redeemed	(342)	(438)	(136)	(10,377)	(3,529)	(80)	(15,301)	(693)	(487)	(433)

Net Increase (Decrease)	$35	$(29)	$(68)	$3,278	$(1,401)	$75	$(200)	$2,626	$129	$538

Shares:
Sold	17	12	2	305	27	2	150	—	28	55
Reinvested	9	14	2	594	114	8	868	210	13	11
Redeemed	(23)	(32)	(9)	(715)	(253)	(5)	(1,093)	(48)	(33)	(29)

Net Increase (Decrease)	3	(6)	(5)	184	(112)	5	(75)	162	8	37

Year Ended October 31, 2007
Dollars:
Sold	$406	$232	$229	$16,639	$1,900	$1,709	$19,852	$—	$1,532	$1,058
Reinvested	162	204	16	8,779	1,955	—	12,264	3,161	608	119
Redeemed	(1,009)	(398)	(29)	(21,734)	(6,936)	(167)	(24,949)	(2,190)	(6,574)	(570)

Net Increase (Decrease)	$(441)	$38	$216	$3,684	$(3,081)	$1,542	$7,167	$971	$(4,434)	$607

Shares:
Sold	23	14	13	959	112	98	1,191	—	86	61
Reinvested	10	12	1	528	119	—	767	188	36	7
Redeemed	(58)	(23)	(2)	(1,250)	(407)	(10)	(1,494)	(121)	(385)	(33)

Net Increase (Decrease)	(25)	3	12	237	(176)	88	464	67	(263)	35

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(146)	$(217)	$(33)	$(9,271)	$(1,753)	$(124)	$(12,930)	$(3,319)	$(205)	$(165)

Total Dividends and Distributions	$(146)	$(217)	$(33)	$(9,271)	$(1,753)	$(124)	$(12,930)	$(3,319)	$(205)	$(165)

Year Ended October 31, 2007
From net realized gain on investments	$(162)	$(204)	$(16)	$(8,840)	$(1,981)	$—	$(12,264)	$(3,161)	$(608)	$(119)

Total Dividends and Distributions	$(162)	$(204)	$(16)	$(8,840)	$(1,981)	$—	$(12,264)	$(3,161)	$(608)	$(119)

See accompanying notes.

66

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SmallCap Growth Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(493)	$(1,297)
Net realized gain (loss) from investment transactions and foreign currency transactions	(10,046)	55,176
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(56,650)	10,559

Net Increase (Decrease) in Net Assets Resulting from Operations	(67,189)	64,438

Dividends and Distributions to Shareholders
From net realized gain on investments	(24,053)	(2,080)

Total Dividends and Distributions	(24,053)	(2,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(81,548)	370,677
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	(172,790)	433,036

Net Assets
Beginning of period	478,257	45,221

End of period (including undistributed net investment income as set forth below)	$305,467	$478,257

Undistributed (overdistributed) net investment income (operating loss)	$(493)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,854	$171	$214	$5,810	$381	$674	$2,987	$6,581	$2,301	$60
Reinvested	133	54	11	6,323	395	103	2,528	14,253	72	20
Redeemed	(472)	(218)	(4)	(54,840)	(1,464)	(321)	(3,646)	(64,900)	(581)	(27)

Net Increase (Decrease)	$1,515	$7	$221	$(42,707)	$(688)	$456	$1,869	$(44,066)	$1,792	$53

Shares:
Sold	212	19	28	688	45	79	366	785	260	7
Reinvested	14	6	1	686	43	11	293	1,540	8	2
Redeemed	(55)	(27)	(1)	(7,011)	(184)	(40)	(462)	(6,816)	(68)	(3)

Net Increase (Decrease)	171	(2)	28	(5,637)	(96)	50	197	(4,491)	200	6

Year Ended October 31, 2007
Dollars:
Sold	$2,002	$411	$113	$10,553	$534	$1,058	$7,851	$12,489	$603	$326
Issued in acquisitions	—	—	—	105,315	7,832	924	—	284,360	—	—
Reinvested	3	34	3	—	—	—	1,596	391	49	2
Redeemed	(413)	(273)	(4)	(15,613)	(1,757)	(373)	(7,512)	(39,224)	(543)	(60)

Net Increase (Decrease)	$1,592	$172	$112	$100,255	$6,609	$1,609	$1,935	$258,016	$109	$268

Shares:
Sold	219	44	12	1,111	56	109	874	1,326	65	32
Issued in acquisitions	—	—	—	11,840	881	104	—	31,975	—	—
Reinvested	—	4	—	—	—	—	190	44	5	—
Redeemed	(44)	(29)	—	(1,645)	(187)	(42)	(849)	(4,173)	(57)	(6)

Net Increase (Decrease)	175	19	12	11,306	750	171	215	29,172	13	26

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(133)	$(54)	$(12)	$(6,431)	$(431)	$(114)	$(2,532)	$(14,254)	$(72)	$(20)

Total Dividends and Distributions	$(133)	$(54)	$(12)	$(6,431)	$(431)	$(114)	$(2,532)	$(14,254)	$(72)	$(20)

Year Ended October 31, 2007
From net realized gain on investments	$(3)	$(34)	$(3)	$—	$—	$—	$(1,598)	$(391)	$(49)	$(2)

Total Dividends and Distributions	$(3)	$(34)	$(3)	$—	$—	$—	$(1,598)	$(391)	$(49)	$(2)

See accompanying notes.

67

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SmallCap Value Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$2,248	$3,819
Net realized gain (loss) from investment transactions and foreign currency transactions	(46,556)	35,616
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(18,549)	(34,396)

Net Increase (Decrease) in Net Assets Resulting from Operations	(62,857)	5,039

Dividends and Distributions to Shareholders
From net investment income	(4,802)	(1,000)
From net realized gain on investments	(41,414)	(10,978)

Total Dividends and Distributions	(46,216)	(11,978)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(1,830)	398,629
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(110,902)	391,690

Net Assets
Beginning of period	614,776	223,086

End of period (including undistributed net investment income as set forth below)	$503,874	$614,776

Undistributed (overdistributed) net investment income (operating loss)	$808	$3,362

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,058	$586	$230	$3,293	$305	$1,031	$4,276	$38,584	$2,863	$1,300
Reinvested	1,036	594	105	1,480	302	280	5,360	33,281	2,805	620
Redeemed	(1,949)	(1,150)	(179)	(5,201)	(873)	(716)	(9,570)	(77,023)	(3,753)	(805)

Net Increase (Decrease)	$145	$30	$156	$(428)	$(266)	$595	$66	$(5,158)	$1,915	$1,115

Shares:
Sold	69	39	15	210	20	65	279	2,449	184	83
Reinvested	62	36	7	89	18	17	332	1,991	167	37
Redeemed	(123)	(75)	(12)	(331)	(57)	(47)	(635)	(4,580)	(236)	(51)

Net Increase (Decrease)	8	—	10	(32)	(19)	35	(24)	(140)	115	69

Year Ended October 31, 2007
Dollars:
Sold	$9,416	$4,975	$1,464	$12,265	$1,241	$2,868	$20,249	$102,333	$29,159	$6,077
Issued in acquisitions	—	—	—	9,544	2,995	2,592	—	294,007	—	—
Reinvested	479	325	50	420	79	—	3,273	5,944	1,058	321
Redeemed	(5,028)	(3,635)	(1,096)	(7,664)	(1,273)	(905)	(18,741)	(60,598)	(10,937)	(2,628)

Net Increase (Decrease)	$4,867	$1,665	$418	$14,565	$3,042	$4,555	$4,781	$341,686	$19,280	$3,770

Shares:
Sold	498	263	77	646	66	152	1,096	5,400	1,557	317
Issued in acquisitions	—	—	—	502	158	136	—	15,450	—	—
Reinvested	25	17	3	22	4	—	177	310	55	17
Redeemed	(264)	(193)	(59)	(406)	(68)	(48)	(1,021)	(3,196)	(579)	(138)

Net Increase (Decrease)	259	87	21	764	160	240	252	17,964	1,033	196

Distributions:
Period Ended April 30, 2008
From net investment income	$(68)	$(28)	$(3)	$(104)	$—	$—	$(322)	$(3,938)	$(285)	$(54)
From net realized gain on investments	(968)	(566)	(102)	(1,568)	(321)	(341)	(5,044)	(29,353)	(2,585)	(566)

Total Dividends and Distributions	$(1,036)	$(594)	$(105)	$(1,672)	$(321)	$(341)	$(5,366)	$(33,291)	$(2,870)	$(620)

Year Ended October 31, 2007
From net investment income	$(15)	$—	$—	$—	$—	$—	$—	$(864)	$(99)	$(22)
From net realized gain on investments	(464)	(325)	(50)	(434)	(79)	—	(3,277)	(5,081)	(969)	(299)

Total Dividends and Distributions	$(479)	$(325)	$(50)	$(434)	$(79)	$—	$(3,277)	$(5,945)	$(1,068)	$(321)

See accompanying notes.

68

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Tax-Exempt Bond Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$6,875	$12,660
Net realized gain (loss) from investment transactions and foreign currency transactions	(1,577)	(1,657)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(8,741)	(9,002)

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,443)	2,001

Dividends and Distributions to Shareholders
From net investment income	(6,848)	(12,363)
From net realized gain on investments	—	(551)

Total Dividends and Distributions	(6,848)	(12,914)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(11,651)	125,715
Redemption fees — Class A	7	1
Redemption fees — Class C	—	1

Total increase (decrease) in net assets	(21,935)	114,804

Net Assets
Beginning of period	305,557	190,753

End of period (including undistributed net investment income as set forth below)	$283,622	$305,557

Undistributed (overdistributed) net investment income (operating loss)	$651	$800

	Class A	Class B	Class C

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$16,408	$621	$1,805
Reinvested	4,375	275	37
Redeemed	(30,763)	(3,590)	(819)

Net Increase (Decrease)	$(9,980)	$(2,694)	$1,023

Shares:
Sold	2,262	86	251
Reinvested	607	38	5
Redeemed	(4,251)	(495)	(111)

Net Increase (Decrease)	(1,382)	(371)	145

Year Ended October 31, 2007
Dollars:
Sold	$26,903	$870	$1,608
Issued in acquisitions	136,655	6,574	—
Reinvested	7,754	618	80
Redeemed	(44,067)	(10,097)	(1,183)

Net Increase (Decrease)	$127,245	$(2,035)	$505

Shares:
Sold	3,572	115	212
Issued in acquisitions	17,919	862	—
Reinvested	1,030	82	10
Redeemed	(5,863)	(1,342)	(158)

Net Increase (Decrease)	16,658	(283)	64

Distributions:
Period Ended April 30, 2008
From net investment income	$(6,405)	$(391)	$(52)

Total Dividends and Distributions	$(6,405)	$(391)	$(52)

Year Ended October 31, 2007
From net investment income	$(11,357)	$(902)	$(104)
From net realized gain on investments	(480)	(63)	(8)

Total Dividends and Distributions	$(11,837)	$(965)	$(112)

See accompanying notes.

69

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Ultra Short Bond Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$4,741	$11,635
Net realized gain (loss) from investment transactions and foreign currency transactions	(376)	(770)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(21,894)	(10,101)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,529)	764

Dividends and Distributions to Shareholders
From net investment income	(5,082)	(11,512)
From net realized gain on investments	—	(44)

Total Dividends and Distributions	(5,082)	(11,556)

Capital Share Transactions
Net increase (decrease) in capital share transactions	3,473	(75,491)
Redemption fees — Class A	—	13

Total increase (decrease) in net assets	(19,138)	(86,270)

Net Assets
Beginning of period	203,767	290,037

End of period (including undistributed net investment income as set forth below)	$184,629	$203,767

Undistributed (overdistributed) net investment income (operating loss)	$(62)	$65

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,250	$1,059	$—	$735	$613	$1,231	$29,138	$229	$—
Reinvested	67	178	—	242	31	703	3,728	33	—
Redeemed	(1,662)	(1,639)	—	(6,364)	(2,152)	(5,098)	(18,252)	(1,597)	—

Net Increase (Decrease)	$655	$(402)	$—	$(5,387)	$(1,508)	$(3,164)	$14,614	$(1,335)	$—

Shares:
Sold	248	114	—	80	66	135	3,129	24	—
Reinvested	7	20	—	27	3	78	411	4	—
Redeemed	(183)	(182)	—	(697)	(243)	(564)	(1,963)	(171)	—

Net Increase (Decrease)	72	(48)	—	(590)	(174)	(351)	1,577	(143)	—

Year Ended October 31, 2007
Dollars:
Sold	$2,747	$1,560	$—	$31,482	$3,559	$4,134	$41,803	$2,396	$—
Reinvested	142	434	1	1,022	46	1,740	7,604	340	1
Redeemed	(2,801)	(2,814)	—	(36,111)	(621)	(7,984)	(96,488)	(27,683)	—

Net Increase (Decrease)	$88	$(820)	$1	$(3,607)	$2,984	$(2,110)	$(47,081)	$(24,947)	$1

Shares:
Sold	277	157	—	3,143	357	417	4,221	241	—
Reinvested	14	44	—	103	5	177	767	35	—
Redeemed	(284)	(285)	—	(3,633)	(63)	(811)	(9,617)	(2,774)	—

Net Increase (Decrease)	7	(84)	—	(387)	299	(217)	(4,629)	(2,498)	—

Distributions:
Period Ended April 30, 2008
From net investment income	$(69)	$(178)	$—	$(314)	$(51)	$(708)	$(3,729)	$(33)	$—

Total Dividends and Distributions	$(69)	$(178)	$—	$(314)	$(51)	$(708)	$(3,729)	$(33)	$—

Year Ended October 31, 2007
From net investment income	$(142)	$(432)	$(1)	$(1,213)	$(63)	$(1,748)	$(7,577)	$(335)	$(1)
From net realized gain on investments	—	(2)	—	(4)	—	(6)	(27)	(5)	—

Total Dividends and Distributions	$(142)	$(434)	$(1)	$(1,217)	$(63)	$(1,754)	$(7,604)	$(340)	$(1)

See accompanying notes.

70

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	West Coast Equity Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$5,835	$12,544
Net realized gain (loss) from investment transactions and foreign currency transactions	46,562	123,355
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(258,142)	166,256

Net Increase (Decrease) in Net Assets Resulting from Operations	(205,745)	302,155

Dividends and Distributions to Shareholders
From net investment income	(10,800)	(9,570)
From net realized gain on investments	(123,750)	(44,214)

Total Dividends and Distributions	(134,550)	(53,784)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(199,207)	(250,221)
Redemption fees — Class A	1	3

Total increase (decrease) in net assets	(539,501)	(1,847)

Net Assets
Beginning of period	1,910,880	1,912,727

End of period (including undistributed net investment income as set forth below)	$1,371,379	$1,910,880

Undistributed (overdistributed) net investment income (operating loss)	$2,972	$7,937

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$32,284	$5,476	$2,263	$20,252
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(310,300)	(25,382)	(3,453)	(49,517)

Net Increase (Decrease)	$(215,412)	$(7,900)	$307	$23,798

Shares:
Sold	778	150	60	451
Reinvested	1,402	309	39	1,175
Redeemed	(7,841)	(704)	(95)	(1,121)

Net Increase (Decrease)	(5,661)	(245)	4	505

Year Ended October 31, 2007
Dollars:
Sold	$87,518	$14,822	$5,251	$4,368
Reinvested	22,332	4,160	491	24,623
Redeemed	(158,746)	(41,059)	(7,312)	(206,669)

Net Increase (Decrease)	$(48,896)	$(22,077)	$(1,570)	$(177,678)

Shares:
Sold	1,944	375	131	95
Reinvested	510	108	13	556
Redeemed	(3,521)	(1,028)	(184)	(4,664)

Net Increase (Decrease)	(1,067)	(545)	(40)	(4,013)

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,780)	$—	$—	$(6,020)
From net realized gain on investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and Distributions	$(66,335)	$(13,476)	$(1,676)	$(53,063)

Year Ended October 31, 2007
From net investment income	$(3,642)	$—	$—	$(5,928)
From net realized gain on investments	(20,195)	(4,772)	(552)	(18,695)

Total Dividends and Distributions	$(23,837)	$(4,772)	$(552)	$(24,623)

See accompanying notes.

71

statement of cash flows
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

California
Amounts in thousands	Municipal Fund

Cash Flows from Operating Activities:
Net decrease in net assets from operations	$(8,424)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(72,743)
Proceeds from sale of investment securities	95,258
Decrease in cash from acquisition of California Insured Intermediate Municipal Fund	(93)
Increase in capital shares sold receivable	(2,199)
Increase in accrued interest receivable	(1,027)
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	72
Increase in capital shares reacquired	185
Increase in dividends payable	198
Decrease in interest expense and fees payable	(98)
Decrease in investment securities purchased	(3,064)
Net accretion of bond discounts and amortization of premiums	(565)
Unrealized depreciation on investments	12,700
Net realized loss from investments	3,177

Net cash used in operating activities	23,377

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(2,520)
Proceeds from shares sold	36,295
Payment on shares redeemed	(54,165)
Dividends and distributions paid to shareholders	(3,029)
Proceeds from redemption fees	6

Net cash provided by financing activities	(23,413)

Net decrease in cash	(36)

Cash:
Beginning of period	$97

End of period	$61

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$5,031
See accompanying notes.

72

statement of cash flows
Principal Investors Fund, Inc.
Six Months Ended April 30, 2008 (unaudited)

Tax-Exempt Bond
Amounts in thousands	Fund I

Cash Flows from Operating Activities:
Net decrease in net assets from operations	$(3,443)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(83,366)
Proceeds from sale of investment securities	94,811
Decrease in accrued interest receivable	151
Increase in capital shares sold receivable	(134)
Increase in dividends payable	58
Increase in accrued fees, expenses, prepaid expenses, and expense reimbursement from Manager	25
Increase in capital shares reacquired	1,584
Decrease in interest expense and fees payable	(63)
Increase in investment securities sold	(3,749)
Increase in investment securities purchased	3,743
Net accretion of bond discounts and amortization of premiums	(155)
Unrealized depreciation on investments	8,741
Net realized loss from investments	1,577

Net cash used in operating activities	19,780

Cash Flows from Financing Activities:
Decrease in payable for floating rate notes issued	(1,295)
Proceeds from shares sold	18,834
Payment on shares redeemed	(35,172)
Dividends and distributions paid to shareholders	(2,161)
Proceeds from redemption fees	7

Net cash provided by financing activities	(19,787)

Net decrease in cash	(7)

Cash:
Beginning of period	$60

End of period	$53

Supplemental disclosure of cash flow information:
Reinvestment of dividends and distributions	$4,687
See accompanying notes.

73

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
1. Organization
Principal Investors Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2008, the Fund consists of 72 separate funds. The financial statements for Bond & Mortgage Securities Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund I, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Stock Fund, Money Market Fund, Mortgage Securities Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Value Fund, Tax-Exempt Bond Fund I, Ultra Short Bond Fund, and West Coast Equity Fund (known as the “Funds”) are presented herein. The Funds may offer up to ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select. Information presented in these financial statements pertains to the Class A, Class B, and Class C shares. Certain detailed financial information for the Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares is provided separately.
On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc., respectively.
Effective January 10, 2007, the initial purchases of $10,000 of Class A and Class B shares of SmallCap Growth Fund were made by Principal Life Insurance Company.
Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Value Fund, and Ultra Short Bond Fund were made by Principal Life Insurance Company.
Effective January 12, 2007, California Insured Intermediate Municipal Fund, California Municipal Fund, Disciplined LargeCap Blend Fund, LargeCap Growth Fund, High Yield Fund II, Income Fund, Diversified International Fund, MidCap Stock Fund, Money Market Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Value Fund, Mortgage Securities Fund, and West Coast Equity Fund (the “Acquiring Funds”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Trust I and WM Trust II (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated net investment income/loss, accumulated realized gains/losses and unrealized appreciation/depreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

Accumulated
						Net	Accumulated		Net Assets	Net Assets	Net Assets of
						Investment	Realized	Unrealized	of	of	Acquiring Fund
		Conversion Ratio				Income/	Gains/	Appreciation	Acquired	Acquiring	following
Acquired	Acquiring	Class				(Loss)	(Losses)	(Depreciation)	Fund	Fund	acquisition
Fund	Fund	A	B	C	I	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
WM California Insured Intermediate Municipal Fund*	California Insured Intermediate Municipal Fund	1.00	1.00	1.00	N/A	$56	$(214)	$2,273	$104,039	$—	$104,039

74

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
1. Organization (continued)

						Accumulated
						Net	Accumulated		Net Assets	Net Assets	Net Assets of
						Investment	Realized	Unrealized	of	of	Acquiring Fund
		Conversion Ratio				Income/	Gains/	Appreciation	Acquired	Acquiring	following
Acquired	Acquiring	Class				(Loss)	(Losses)	(Depreciation)	Fund	Fund	acquisition
Fund	Fund	A	B	C	I	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
WM California Municipal Fund*	California Municipal Fund	1.00	1.00	1.00	N/A	$138	$742	$18,036	$398,852	—	$398,852
WM Growth & Income Fund	Disciplined LargeCap Blend Fund	1.59	1.54	1.51	1.59	—	(7,765)	519,637	2,351,132	1,074,834	3,425,966
WM Growth Fund	LargeCap Growth Fund	2.17	1.95	1.94	2.27	—	(182,164)	287,667	2,468,659	1,012,961	3,481,620
WM High Yield Fund*	High Yield Fund II	1.00	1.00	1.00	1.00	928	(1,890)	71,874	1,279,416	—	1,279,416
WM Income Fund*	Income Fund	1.00	1.00	1.00	1.00	1,569	(18,709)	(2,667)	949,537	—	949,537
WM International Growth Fund	Diversified International Growth Fund	0.81	0.77	0.75	0.82	(5,500)	(461)	171,434	1,252,475	866,788	2,119,263
WM Mid Cap Stock Fund*	MidCap Stock Fund	1.00	1.00	1.00	1.00	(101)	4,548	330,139	1,035,815	—	187,654
WM Money Market Fund	Money Market Fund	1.00	1.00	1.00	1.00	—	(4)	—	1,324,270	742,321	2,066,591
WM REIT Fund	Real Estate Securities Fund	0.67	0.66	0.66	0.67	—	—	153,242	501,306	1,435,213	1,936,519
WM Short Term Income Fund*	Short-Term Income Fund	0.20	N/A	0.20	0.20	207	(4,298)	(2,812)	235,427	—	235,427
WM Small Cap Growth Fund	SmallCap Growth Fund	1.74	1.50	1.52	1.81	—	(30,623)	43,997	398,431	48,409	446,840
WM Small Cap Value Fund	SmallCap Value Fund	0.57	0.57	0.57	0.57	—	4,429	19,964	309,138	262,371	571,509
WM U.S. Government Securities Fund*	Mortgage Securities Fund	1.00	1.00	1.00	1.00	385	(31,715)	(30,845)	1,690,434	—	1,690,434
WM West Coast Equity Fund*	West Coast Equity Fund	1.00	1.00	1.00	1.00	(42)	33,232	647,760	1,974,211	—	1,974,211

*	Designates the survivor for accounting and performance reporting purposes (the “Reorganized Funds”).
Effective January 12, 2007, Equity Income Fund I acquired all the assets and assumed all the of liabilities WM Equity Income Fund and Equity Income Fund (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Fund I at an approximate exchange rate of 1.00 for WM Equity Income Fund Class A, Class B, Class C, and Institutional Class shares, and ..60 for Equity Income Fund Class A and Class B shares. The aggregate net assets of WM Equity Income Fund, Equity Income Fund, and Equity Income Fund I immediately prior to the acquisition were approximately $3,979,523,000 (including approximately $2,539,000 of accumulated net investment income, $49,241,000 of accumulated realized gains, and $755,745,000 of unrealized appreciation), $124,300,000 (including approximately $54,000 of accumulated net investment income, $37,000 of accumulated realized losses, and $7,424,000 unrealized appreciation); and $0, respectively. The aggregate net assets of Equity Income Fund I immediately following the acquisition were $4,103,823,000. WM Equity Income Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Fund”).

75

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
1. Organization (continued)
Effective January 12, 2007, Tax-Exempt Bond Fund I acquired all the assets and assumed all the of liabilities WM Tax Exempt Bond Fund and Tax-Exempt Bond Fund (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Tax-Exempt Bond Fund I at an approximate exchange rate of 1.00 for WM Tax Exempt Bond Fund Class A, Class B, and Class C shares, and 1.56 and 1.58 for Tax-Exempt Bond Fund Class A and Class B shares. The aggregate net assets of WM Tax Exempt Bond Fund, Tax-Exempt Bond Fund, and Tax-Exempt Bond Fund I immediately prior to the acquisition were approximately $187,654,000 (including approximately $243,000 of accumulated net investment income, $246,000 of accumulated realized losses, and $12,928,000 of unrealized appreciation), $143,229,000 (including approximately $485,000 of accumulated net investment income, $2,643,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Tax-Exempt Bond Fund I immediately following the acquisition were $330,883,000. WM Tax Exempt Bond Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Fund”).
Effective January 12, 2007, Partners LargeCap Growth Fund II acquired all the assets and assumed all the liabilities of Partners LargeCap Growth Fund pursuant to a plan of acquisition approved by the shareholders of Partners LargeCap Growth Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from Partners LargeCap Growth Fund for shares of Partners LargeCap Growth Fund II at an approximate exchange rate of 1.42 for Advisors Preferred, 1.42 for Advisors Select, 1.40 for Advisors Signature, 1.45 for Class J, 1.40 for Institutional, 1.41 for Preferred, and 1.41 for Select shares. The aggregate net assets of Partners LargeCap Growth Fund and Partners LargeCap Growth Fund II immediately prior to the acquisition were approximately $132,168,000 (including approximately $42,000 of accumulated net investment operating loss and $10,810,000 of unrealized appreciation) and $748,188,000, respectively. The aggregate net assets of Partners LargeCap Growth Fund II immediately following the acquisition were $880,356,000.
Effective January 4, 2007, Class B shares of WM Short Term Income Fund discontinued operations and converted to Class A shares of WM Short Term Income Fund.
Effective October 1, 2007, the initial purchases of $10,000 of Class A and Class C shares of International Growth Fund, $1,500,000 of Class A and Class C shares and $2,000,000 of Institutional Class shares of Global Real Estate Securities Fund were made by Principal Life Insurance Company.
Effective February 22, 2008, California Municipal Fund acquired all the assets and assumed all the liabilities of California Insured Intermediate Municipal Fund pursuant to a plan of acquisition. The acquisition was accomplished by a tax-free exchange of shares from California Insured Intermediate Municipal Fund for shares of California Municipal Fund at an approximate exchange rate of 1.04 for Class A, Class B, and Class C shares, respectively. The aggregate net assets of California Insured Intermediate Municipal Fund and California Municipal Fund immediately prior to the acquisition were approximately $79,746,000 (including approximately $137,000 of accumulated net investment income, $52,000 of accumulated realized losses, and $1,191,000 of unrealized appreciation) and $343,850,000, respectively. The aggregate net assets of California Municipal Fund immediately following the acquisition were $423,596,000.
All classes of shares for each of the Funds represent interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

76

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
2. Significant Accounting Policies (continued)
Security Valuation. The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

77

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
2. Significant Accounting Policies (continued)
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed a particular fund are apportioned among the registered investment companies managed by Principal Management Corporation.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.
Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund, Tax-Exempt Bond Fund I and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Funds on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Funds’ financial statements.

78

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
2. Significant Accounting Policies (continued)
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.
Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2008, Diversified International Fund had a foreign tax refund receivable of $90,000, no deferred tax liability, and no capital loss carryforward, and International Emerging Markets Fund had a foreign tax refund receivable of $348,000, no deferred tax liability, and no capital loss carryforward, relating to Indian securities.
Recent Accounting Pronouncement. In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.
Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class A, Class B, or Class C shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.
3. Operating Policies
Custody Credits. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.
Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund I have entered into transactions in which a fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the “statement of assets and liabilities”. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. Details of the floating rates notes are included in each Funds’ schedule of investments.
Foreign Currency Contracts. At April 30, 2008, certain of the Funds owned forward contracts to buy or sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2008 are included in the schedules of investments.

79

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
3. Operating Policies (Continued)
Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ cost basis in the contract.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.
Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.
Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus ..375%. At April 30, 2008, no Funds had outstanding borrowings under the line of credit.
Options Contracts. Certain of the Funds may write call and put options on futures, swaps, securities or currencies it owns for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds’ schedules of investments. Transactions in options written during the period ended April 30, 2008, were as follows:

80

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
3. Operating Policies (Continued)

Government & High Quality Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$57,000,000	$108
Options written	—	20,000,000	313
Options expired	—	—	—
Options closed	—	(77,000,000)	(421)
Options exercised	—	—	—
Balance at end of period	—	—	—

Inflation Protection Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$64,000,000	$122
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(64,000,000)	(122)
Options exercised	—	—	—
Balance at end of period	—	—	—

Short Term Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$37,000,000	$70
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(37,000,000)	(70)
Options exercised	—	—	—
Balance at end of period	—	—	—

Ultra Short Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$15,000,000	$28
Options written	120	—	183
Options expired	—	—	—
Options closed	(120)	(15,000,000)	(211)
Options exercised	—	—	—
Balance at end of period	—	—	—
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.

81

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
3. Operating Policies (Continued)
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2008, the Funds had securities on loan as follows (in thousands):

	Market	Collateral
	Value	Value
Bond & Mortgage Securities Fund	$414,298	$422,970
Disciplined LargeCap Blend Fund	3,973	4,105
Diversified International Fund	221,647	231,228
Equity Income Fund I	88,269	91,425
Global Real Estate Securities Fund	77	80
Government & High Quality Bond Fund	88,017	89,474
High Yield Fund II	49,029	50,910
Income Fund	111,584	113,264
Inflation Protection Fund	160,330	163,118
International Emerging Markets Fund	90,738	93,505
International Growth Fund	323,691	338,011
LargeCap Growth Fund	20,276	20,974
LargeCap S&P 500 Index Fund	11,392	11,757
LargeCap Value Fund	2,864	2,884
MidCap Blend Fund	58,526	59,679
MidCap Stock Fund	46,411	47,991
Mortgage Securities Fund	23,211	23,590
Partners LargeCap Blend Fund	19,052	19,570
Partners LargeCap Blend Fund I	8,370	8,791
Partners LargeCap Growth Fund I	13,827	14,226
Partners LargeCap Growth Fund II	23,565	24,268
Partners LargeCap Value Fund	61,512	61,707
Partners MidCap Growth Fund	74,274	76,357
Partners MidCap Growth Fund I	8,920	9,192
Partners MidCap Value Fund	6,563	6,798
Partners SmallCap Growth Fund II	121,250	126,363
Preferred Securities Fund	30,192	31,209
Real Estate Securities Fund	83,720	86,296
Short-Term Bond Fund	34,113	34,840
Short-Term Income Fund	88,501	90,555
SmallCap Blend Fund	36,499	37,665
SmallCap Growth Fund	29,873	31,170
SmallCap Value Fund	66,024	67,903
Ultra Short Bond Fund	11,543	11,774
West Coast Equity Fund	108,647	113,706
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.

82

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
3. Operating Policies (Continued)
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.
Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.
Details of swap agreements open at year end are included in the Funds’ schedules of investments.

83

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. The annual rates used in this calculation for the Funds are as follows:

	Net Assets of Funds (in millions)
	First	Next	Next	Over $1.5
	$500	$500	$500	billion
Disciplined LargeCap Blend Fund	.60%	.58%	.56%	.55%
Global Real Estate Securities Fund	.90	.88	.86	.85
Government & High Quality Bond Fund	.40	.38	.36	.35
Inflation Protection Fund	.40	.38	.36	.35
International Emerging Markets Fund	1.20	1.18	1.16	1.15
International Growth Fund	1.00	.98	.96	.95
LargeCap S&P 500 Index Fund	.15	.15	.15	.15
LargeCap Value Fund	.45	.43	.41	.40
MidCap Blend Fund	.65	.63	.61	.60
Partners LargeCap Blend Fund	.75	.73	.71	.70
Partners LargeCap Blend Fund I	.45	.43	.41	.40
Partners LargeCap Growth Fund I	.75	.73	.71	.70
Partners LargeCap Growth Fund II	.95	.93	.91	.90
Partners MidCap Growth Fund	1.00	.96	.94	.92
Partners MidCap Growth Fund I	1.00	.98	.96	.95
Partners MidCap Value Fund	1.00	.98	.96	.95
Partners SmallCap Growth Fund II	1.00	.98	.96	.95
Preferred Securities Fund	.75	.73	.71	.70
Real Estate Securities Fund	.85	.83	.81	.80
Short-Term Bond Fund	.40	.38	.36	.35
SmallCap Blend Fund	.75	.73	.71	.70
SmallCap Growth Fund	.75	.73	.71	.70
SmallCap Value Fund	.75	.73	.71	.70
Tax-Exempt Bond Fund I	.50	.48	.46	.45
Ultra Short Bond Fund	.40	.39	.38	.37

	Net Assets of Funds
	First $1	Over $1
	billion	billion
California Municipal Fund	.50%	.45%

	Net Assets of Funds
	First $2	Over $2
	billion	billion
Income Fund	.50%	.45%
Mortgage Securities Fund	.50	.45

	Net Assets of Funds (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Fund	.50%	.45%	.40%

	Net Assets of Funds (in millions)
	First	Next	Over $1
	$500	$500	billion
West Coast Equity Fund	.625%	.50%	.375%

	Net Assets of Funds
	First $1	Next $1	Next $1	Over $3
	billion	billion	billion	billion
MidCap Stock Fund	.75%	.70%	.65%	.60%

	Net Assets of Funds (in millions)
	First	Over
	$250	$250
High Yield Fund II	.625%	.50%

	Net Assets of Funds (in millions)
	First	Next	Next	Next	Next $1	Over $3
	$500	$500	$500	$500	billion	billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Money Market Fund	.40	.39	.38	.37	.36	.35
Partners LargeCap Value Fund	.80	.78	.76	.75	.73	.70

	Net Assets of Funds (in millions)
	First	Next	Next $1	Next $1	Over $3
	$500	$500	billion	billion	billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

	Net Assets of Funds (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund I	.60%	.55%	.50%

84

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Class A, Class B, Class C, and Class J shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.
The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	From November 1, 2007 through April 30, 2008
	Class A		Class B		Class C		Class J		Institutional		Expiration
Bond & Mortgage Securities Fund	0.94%		1.60%		1.75	%**	N/A		N/A		June 30, 2009
Disciplined LargeCap Blend Fund	0.88	*	1.91	*	1.82		N/A		N/A		February 28, 2009
Diversified International Fund	1.29	*	2.30	*	2.08		1.59	%*	0.90	*	February 28, 2009
Global Real Estate Securities Fund	1.45		N/A		2.20		N/A		0.95		February 28, 2009
Government & High Quality Bond Fund	N/A		N/A		1.65		N/A		N/A		February 28, 2009
Income Fund	0.90		1.64		1.65		N/A		N/A		February 28, 2009
Inflation Protection Fund	0.90		N/A		1.65		1.15		N/A		February 28, 2009
International Emerging Markets Fund	N/A		N/A		2.80		N/A		N/A		February 28, 2009
International Growth Fund	1.60		N/A		2.35		N/A		N/A		February 28, 2009
LargeCap Growth Fund	1.28		2.26		2.03		N/A		N/A		February 28, 2009
LargeCap S&P 500 Index Fund	N/A		N/A		1.30		N/A		N/A		February 28, 2009
LargeCap Value Fund	N/A		N/A		1.70		N/A		N/A		February 28, 2009
MidCap Blend Fund	1.02		1.32		1.95	**	N/A		N/A		June 30, 2008
Money Market Fund	0.64	*	1.74	*	1.79		N/A		N/A		February 28, 2009
Mortgage Securities Fund	0.91		1.65		1.63		N/A		N/A		February 28, 2009
Partners LargeCap Blend Fund	N/A		N/A		2.20		N/A		N/A		February 28, 2009
Partners LargeCap Blend Fund I	N/A		N/A		1.90		N/A		N/A		February 28, 2009
Partners LargeCap Growth Fund I	N/A		N/A		2.20		N/A		N/A		February 28, 2009
Partners LargeCap Growth Fund II	1.70		N/A		2.45		1.75		N/A		February 28, 2009
Partners LargeCap Value Fund	N/A		N/A		2.25		N/A		N/A		February 28, 2009
Partners MidCap Growth Fund	1.75		2.50		2.50		N/A		N/A		February 28, 2009
Partners MidCap Growth Fund I	1.75		N/A		2.50		N/A		N/A		February 28, 2009
Partners MidCap Value Fund	1.75		2.50		2.50		N/A		N/A		February 28, 2009
Partners SmallCap Growth Fund II	1.95		2.70		2.70		2.05	*	N/A		February 28, 2009
Preferred Securities Fund	1.00		N/A		1.75		1.60	*	N/A		February 28, 2009
Real Estate Securities Fund	1.28		2.08		1.98		N/A		N/A		February 28, 2009
Short-Term Bond Fund	N/A		N/A		1.70		N/A		N/A		February 28, 2009
Short-Term Income Fund	0.95		N/A		1.67		N/A		N/A		February 28, 2009
SmallCap Blend Fund	N/A		N/A		2.20		N/A		N/A		February 28, 2009
SmallCap Growth Fund	1.42	*	2.57		2.21		1.50	*	0.75	*	February 28, 2009
SmallCap Value Fund	1.35		2.29		2.08		1.47	*	0.75	*	February 28, 2009
Tax-Exempt Bond Fund I	0.76		1.15		1.65		N/A		N/A		February 28, 2009
Ultra Short Bond Fund	0.75	*	N/A		1.50		1.20	*	N/A		February 28, 2009

*	The operating expense limit expired on February 28, 2008.

**	Expires February 28, 2009.

	Period from November 1, 2007 through February 28, 2008
	Class A	Class B	Class C	Expiration
California Municipal Fund	0.83	1.59	1.59	February 28, 2008
Equity Income Fund I	0.87	1.73	1.65	February 28, 2008
High Yield Fund II	0.90	1.66	1.65	February 28, 2008
MidCap Stock Fund	1.10	2.06	1.95	February 28, 2008
West Coast Equity	0.86	1.78	1.70	February 28, 2008

85

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)

	Period from November 1, 2007 through February 28, 2008
	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Preferred	Select	Expiration
Diversified International Fund	1.47%	1.65%	1.78%	1.16%	1.28%	February 28, 2008
SmallCap Growth Fund	1.32	1.50	1.63	1.01	1.13	February 28, 2008
SmallCap Value Fund	1.32	1.50	1.63	1.01	1.13	February 28, 2008
Distribution and Shareholder Servicing Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, .30%, .35%, .25%, 1.00%, 1.00%, .45%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, and Select Classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
SmallCap Blend Fund	Class J	.15
Short-Term Bond Fund	Class A	.15
Ultra Short Bond Fund	Class A	.15
From November 1, 2007 through December 31, 2007, the annual rate for Class J shares was .50%. With the exception Money Market Fund and SmallCap Blend Fund which remained unchanged.
Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2008. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .40% for Class J shares. From November 1, 2007 through December 31, 2007 the limit was .45%.

86

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.50% for the Short-Term Bond Fund and Short-Term Income Fund; .25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P Index Fund, 2.50% for Short-Term Bond Fund and Short Term Income Fund, 4.50% for Bond & Mortgage Securities Fund, California Municipal Fund, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Preferred Securities Fund, and Tax- Exempt Bond Fund I, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the period ended April 30, 2008, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$96	$22	$1	$35
California Municipal Fund	62	—	2	N/A
Disciplined LargeCap Blend Fund	77	15	1	N/A
Diversified International Fund	365	29	6	45
Equity Income Fund I	343	130	31	N/A
Global Real Estate Securities Fund	10	N/A	—	N/A
Government & High Quality Bond Fund	105	28	2	10
High Yield Fund II	122	20	30	N/A
Income Fund	36	3	—	N/A
Inflation Protection Fund	16	N/A	—	2
International Emerging Markets Fund	283	21	6	35
International Growth Fund	14	N/A	—	6
LargeCap Growth Fund	246	26	3	6
LargeCap S&P 500 Index Fund	31	N/A	2	39
LargeCap Value Fund	152	14	—	8
MidCap Blend Fund	335	39	1	30
MidCap Stock Fund	25	5	3	N/A
Money Market Fund	37	30	6	119
Mortgage Securities Fund	8	—	—	N/A
Partners LargeCap Blend Fund	96	12	—	30
Partners LargeCap Blend Fund I	83	11	2	8
Partners LargeCap Growth Fund I	68	8	1	8
Partners LargeCap Growth Fund II	7	N/A	—	3
Partners LargeCap Value Fund	80	14	—	24
Partners MidCap Growth Fund	76	6	—	4
Partners MidCap Growth Fund I	7	N/A	—	N/A
Partners MidCap Value Fund	21	2	1	7
Partners SmallCap Growth Fund II	33	6	—	5
Preferred Securities Fund	128	N/A	15	4
Real Estate Securities Fund	127	18	2	14
Short-Term Bond Fund	27	N/A	—	15
Short-Term Income Fund	7	N/A	—	N/A
SmallCap Blend Fund	81	12	—	9
SmallCap Growth Fund	27	—	1	4
SmallCap Value Fund	37	2	2	10
Tax-Exempt Bond Fund I	34	5	—	N/A
Ultra Short Bond Fund	7	N/A	2	2
West Coast Equity Fund	115	20	2	N/A
Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.

87

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
At April 30, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (amounts in thousands):

	Advisors	Advisors
	Select	Signature	Class A	Class C	Institutional	Preferred	Select
Bond & Mortgage Securities Fund	—	—	395	—	15,561	—	—
Diversified International Fund	—	—	—	—	3,982	—	—
Global Real Estate Securities Fund	—	—	150	150	200	—	—
Government & High Quality Bond Fund	—	—	133	1	1	—	—
Inflation Protection Fund	—	—	—	1	—	—	—
International Growth Fund	—	—	1	—	1	—	—
LargeCap Growth Fund	—	—	—	—	8,055	—	—
LargeCap Value Fund	—	—	—	1	7,021	—	—
MidCap Blend Fund	—	—	—	1	—	—	—
Money Market Fund	—	—	23,812	—	33,380	—	—
Partners LargeCap Blend Fund	—	—	—	1	—	—	—
Partners LargeCap Blend Fund I	—	—	—	1	—	—	—
Partners LargeCap Growth Fund I	—	—	—	1	—	—	—
Partners LargeCap Growth Fund II	—	—	—	1	—	—	—
Partners LargeCap Value Fund	—	—	—	1	—	—	—
Partners MidCap Growth Fund	—	—	—	1	—	—	—
Partners MidCap Growth Fund I	—	—	—	1	—	—	—
Partners MidCap Value Fund	—	—	—	1	—	—	—
Partners SmallCap Growth Fund II	—	—	—	1	—	—	—
Preferred Securities Fund	1	—	—	—	—	1	1
Short-Term Bond Fund	—	1	729	1	—	—	—
SmallCap Blend Fund	—	—	—	—	2,492	—	—
SmallCap Growth Fund	—	1	—	—	—	—	—
Ultra Short Bond Fund	—	1	—	—	—	—	1
Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund and Preferred Securities Fund, $27,000 and $546,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2008. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Period Ended
April 30, 2008
Partners LargeCap Blend Fund I	$2
Partners LargeCap Growth Fund II	2
Partners MidCap Value Fund	15
Partners SmallCap Growth Fund II	11

88

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
5. Investment Transactions
For the period ended April 30, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond & Mortgage Securities Fund	$5,595,324	$5,169,713
California Municipal Fund	72,743	95,258
Disciplined LargeCap Blend Fund	1,976,960	2,392,315
Diversified International Fund	1,242,016	1,256,588
Equity Income Fund I	1,810,520	2,454,427
Global Real Estate Securities	5,772	2,679
Government & High Quality Bond Fund	690,502	678,793
High Yield Fund II	307,198	297,742
Income Fund	86,777	35,476
Inflation Protection Fund	12,409	28,775
International Emerging Markets Fund	977,913	856,544
International Growth Fund	1,991,518	1,714,335
LargeCap Growth Fund	1,258,253	2,023,440
LargeCap S&P 500 Index Fund	81,828	20,966
LargeCap Value Fund	564,448	492,306
MidCap Blend Fund	102,372	113,315
MidCap Stock Fund	84,898	272,566
Mortgage Securities Fund	34,454	171,046
Partners LargeCap Blend Fund	272,038	275,566
Partners LargeCap Blend Fund I	539,274	415,647
Partners LargeCap Growth Fund I	702,790	574,326
Partners LargeCap Growth Fund II	1,824,890	955,394
Partners LargeCap Value Fund	271,736	341,345
Partners MidCap Growth Fund	692,972	542,224
Partners MidCap Growth Fund I	150,713	156,225
Partners MidCap Value Fund	461,211	535,026
Partners SmallCap Growth II	212,718	248,250
Preferred Securities Fund	675,625	86,566
Real Estate Securities Fund	476,238	346,976
Short-Term Bond Fund	50,561	48,251
Short-Term Income Fund	260,782	38,299
SmallCap Blend Fund	61,396	84,933
SmallCap Growth Fund	89,835	198,679
SmallCap Value Fund	224,904	260,408
Tax-Exempt Bond Fund I	83,366	94,811
Ultra Short Bond Fund	20,113	31,884
West Coast Equity Fund	74,145	401,996
For the period ended April 30, 2008 , the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts shown in thousands):

	Purchases	Sales
Bond & Mortgage Securities Fund	$349,747	$336,637
Government & High Quality Bond Fund	29,772	41,163
High Yield Fund II	—	10,623
Income Fund	—	29,621
Inflation Protection Fund	132,848	47,082
Mortgage Securities Fund	—	8,030
Short-Term Bond Fund	1,576	14,893
Short-Term Income Fund	88,843	28,948
Ultra Short Bond Fund	1,993	—
The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedules of investments.
Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.
Certain of the Funds experienced an in-kind-redemption during the period ended April 30, 2008. The in-kind redemption resulted in realized gains (losses) of $20,595,000, $14,435,000, ($10,984,000), $7,173,000, ($3,542,000), $661,000, ($2,764,000), and $29,454,000, for Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund I, LargeCap Growth Fund, MidCap Stock Fund, Partners LargeCap Growth Fund II, SmallCap Growth Fund, and West Coast Equity Fund, respectively. These realized gains (losses) are included in net realized gain (loss) from investment transactions on the statement of operations.

89

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2008 and October 31, 2007 were as follows (amounts in thousands):

			Tax-Exempt		Long-Term
	Ordinary Income		Income		Capital Gain		Section 1250 Gains
	2008	2007	2008	2007**	2008	2007^	2008	2007
Bond & Mortgage Securities Fund	$71,356	$120,154	$—	$—	$—	$—	$—	$—
California Municipal Fund*	—	1	8,060	16,057	—	2,471	—	—
Disciplined LargeCap Blend Fund	37,990	11,432	—	—	415,096	23,879	—	—
Diversified International Fund	96,425	26,722	—	—	229,056	52,561	—	—
Equity Income Fund I	36,575	70,881	—	—	384,022	196,339	—	—
Global Real Estate Securities Fund	74	—	—	—	—	—	—	—
Government & High Quality Bond Fund	7,793	16,284	—	—	—	—	—	—
High Yield Fund II	69,409	115,516	—	—	37,995	24,846	—	—
Income Fund	32,886	69,599	—	—	—	—	—	—
Inflation Protection Fund	35,020	17,260	—	—	—	—	—	—
International Emerging Markets Fund	177,393	21,464	—	—	55,661	8,482	—	—
International Growth Fund	90,388	61,780	—	—	127,099	77,467	—	—
LargeCap Growth Fund	11,511	4,154	—	—	61,461	12,172	—	—
LargeCap S&P 500 Index Fund	17,641	11,671	—	—	10,195	3,039	—	—
LargeCap Value Fund	23,404	11,030	—	—	57,148	34,028	—	—
MidCap Blend Fund	12,486	15,260	—	—	73,740	63,223	—	—
MidCap Stock Fund	15,917	9,781	—	—	94,504	41,972	—	—
Money Market Fund	50,953	98,162	—	—	—	—	—	—
Mortgage Securities Fund	40,108	82,101	—	—	—	—	—	—
Partners LargeCap Blend Fund	32,048	25,065	—	—	68,605	30,246	—	—
Partners LargeCap Blend Fund I	10,840	1,893	—	—	22,772	—	—	—
Partners LargeCap Growth Fund I	18,637	13,545	—	—	62,121	45,889	—	—
Partners LargeCap Growth Fund II	51,321	31,808	—	—	48,671	26,325	—	—
Partners LargeCap Value Fund	74,549	38,659	—	—	137,151	114,676	—	—
Partners MidCap Growth Fund	1,196	1,273	—	—	46,705	13,170	—	—
Partners MidCap Growth Fund I	18,290	10,426	—	—	17,164	21,153	—	—
Partners MidCap Value Fund	45,044	24,120	—	—	29,722	34,958	—	—
Partners SmallCap Growth Fund II	6,788	—	—	—	30,683	46,563	—	—
Preferred Securities Fund	35,694	41,009	—	—	—	—	—	—
Real Estate Securities Fund	37,726	11,143	—	—	352,123	100,584	—	2,768
Short-Term Bond Fund	7,278	12,646	—	—	—	—	—	—
Short-Term Income Fund	9,252	9,954	—	—	—	—	—	—
SmallCap Blend Fund	7,829	1,561	—	—	20,334	25,794	—	—
SmallCap Growth Fund	—	110	—	—	24,053	1,970	—	—
SmallCap Value Fund	18,037	7,198	—	—	28,179	4,780	—	—
Tax-Exempt Bond Fund I	—	1	6,848	12,603	—	550	—	—
Ultra Short Bond Fund	5,082	11,512	—	—	—	44	—	—
West Coast Equity Fund	10,800	11,204	—	—	123,750	42,580	—	—

*	In addition to the distributions shown above, California Municipal Fund had return of capital distributions of $80,000.

**	The funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^	The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).
The acquisitions of WM California Insured Intermediate Municipal Fund, WM California Municipal Fund, WM Equity Income Fund, WM High Yield Fund, WM Income Fund, WM Mid Cap Stock Fund, WM U.S. Government Securities Fund, WM Short Term Income Fund, WM Tax Exempt Bond Fund, and WM West Coast Equity Fund, by corresponding series of Principal Investors Fund, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown for 2007 include the respective Acquired Fund distributions prior to the reorganizations.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

90

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
6. Federal Tax Information (Continued)
Distributable Earnings. As of October 31, 2007, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

	Undistributed	Undistributed	Undistributed	Undistributed
	Ordinary Income	Tax-Exempt Income	Long-Term Capital Gains	Section 1250 Gains
Bond & Mortgage Securities Fund*	$1,455	$—	$—	$—
California Municipal Fund	—	—	—	—
Disciplined LargeCap Blend Fund	27,219	—	415,102	—
Diversified International Fund*	95,624	—	229,057	—
Equity Income Fund I	132,589	—	259,583	—
Global Real Estate Securities Fund	45	—	—	—
Government & High Quality Bond Fund	12	—	—	—
High Yield Fund II	6,405	—	38,009	—
Income Fund	315	—	—	—
Inflation Protection Fund	1,655	—	—	—
International Emerging Markets Fund	177,393	—	55,662	—
International Growth Fund	90,382	—	127,095	—
LargeCap Growth Fund*	6,881	—	119,560	—
LargeCap S&P 500 Index Fund	13,984	—	10,196	—
LargeCap Value Fund	20,087	—	57,150	—
MidCap Blend Fund	12,487	—	73,738	—
MidCap Stock Fund	13,653	—	94,502	—
Mortgage Securities Fund	1,091	—	—	—
Partners LargeCap Blend Fund	29,924	—	68,603	—
Partners LargeCap Blend Fund I	8,194	—	22,775	—
Partners LargeCap Growth Fund I*	18,510	—	62,121	—
Partners LargeCap Growth Fund II	51,321	—	48,667	—
Partners LargeCap Value Fund	59,564	—	137,764	—
Partners MidCap Growth Fund*	1,195	—	46,708	—
Partners MidCap Growth Fund I	18,289	—	17,165	—
Partners MidCap Value Fund	43,701	—	29,724	—
Partners SmallCap Growth Fund II*	6,786	—	30,683	—
Preferred Securities Fund	748	—	—	—
Real Estate Securities Fund	25,576	—	349,514	2,611
Short-Term Bond Fund	118	—	—	—
Short-Term Income Fund	75	—	—	—
SmallCap Blend Fund	7,829	—	20,333	—
SmallCap Growth Fund*	—	—	24,055	—
SmallCap Value Fund	16,596	—	28,180	—
Tax-Exempt Bond Fund I	219	13	—	—
Ultra Short Bond Fund	65	—	—	—
West Coast Equity Fund	7,937	—	123,748	—

*	Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

91

notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
6. Federal Tax Information (Continued)
Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2007, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
									Annual
	2008	2009	2010	2011	2012	2013	2014	2015	Limitations*
Bond & Mortgage Securities Fund	$4,778	$1,281	$—	$—	$—	$2,386	$6,971	$5,293	$902
Disciplined LargeCap Blend Fund	—	—	—	—	—	—	—	—	—
Diversified International Fund	—	398	1,183	451	1	—	—	—	963
Government & High Quality Bond Fund	—	1,635	2,118	3,143	525	1,535	4,014	1,820	—
Income Fund	—	—	3,959	2,668	892	—	2,000	2,165	—
Inflation Protection Fund	—	—	—	—	—	—	1,338	4,175	—
LargeCap Growth Fund	—	95,507	2,654	15,679	—	—	—	—	548
Mortgage Securities Fund	1,967	—	852	6,859	7,815	5,054	7,755	3,147	—
Partners LargeCap Growth Fund I	—	5,526	—	115	296	—	—	—	2,763
Partners MidCap Growth Fund	—	1,262	580	—	—	—	—	—	1,304
Partners SmallCap Growth Fund II	306	112	—	—	—	—	—	—	306
Preferred Securities Fund	—	—	—	—	3,453	716	675	4,022	—
Short-Term Bond Fund	197	895	—	1,572	2,029	1,226	2,068	1,597	—
Short-Term Income Fund	1,103	381	1,139	684	241	—	431	240	—
SmallCap Growth Fund	—	—	1,627	—	—	—	—	—	542

*	In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

92

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)	99	$1

TOTAL COMMON STOCKS		$1

PREFERRED STOCKS (2.15%)
Cable TV (0.06%)
Comcast Corp 6.63%	39,900	890
Comcast Corp 7.00%; Series B	35,900	863

		1,753

Commercial Banks (0.18%)
ASBC Capital I	11,600	284
BancorpSouth Capital Trust I	6,800	172
Barclays Bank PLC 7.10%	49,100	1,220
Barclays Bank PLC 8.125% (a)	24,100	611
Royal Bank of Scotland Group PLC 5.75%; Series L	29,097	577
Royal Bank of Scotland Group PLC 6.13%; Series R	18,000	384
Royal Bank of Scotland Group PLC 6.25%; Series P	3,000	64
Royal Bank of Scotland Group PLC 6.60%; Series S	26,900	602
Royal Bank of Scotland Group PLC 6.75%; Series Q (b)	1,377	32
VNB Capital Trust I	26,222	657
Zions Capital Trust B (b)	15,600	389

		4,992

Diversified Financial Services (0.05%)
Citigroup Capital IX	8,500	178
Citigroup Capital VII	2,000	48
Citigroup Capital VIII	5,000	117
Citigroup Capital X	14,100	295
Citigroup Capital XI	13,200	277
Citigroup Capital XIX	12,600	308
Citigroup Capital XVI	9,900	217
General Electric Capital Corp 6.45% (b)	1,200	32

		1,472

Electric — Integrated (0.20%)
Alabama Power Co — Series 2007B	59,400	1,473
FPL Group Capital Inc 7.45%	72,800	1,901
Georgia Power Co 5.90%	6,100	149
Georgia Power Co 6.375%	5,100	134
Gulf Power Co	2,300	56
PPL Capital Funding Inc	20,400	505
PPL Energy Supply LLC	29,700	745
Xcel Energy Inc 7.60%	31,300	786

		5,749

Fiduciary Banks (0.04%)
BNY Capital V	45,300	1,012

Finance — Consumer Loans (0.05%)
HSBC Finance Corp 6.88%	52,700	1,307

Finance — Credit Card (0.00%)
Capital One Capital II	6,400	139

Finance — Investment Banker & Broker (0.13%)
Citigroup Inc 8.13%	20,000	507
Credit Suisse Guernsey Ltd (a)	22,600	572
JP Morgan Chase Capital XI	16,700	383
JP Morgan Chase Capital XII	800	19
JP Morgan Chase Capital XIV	22,400	529
Lehman Brothers Holdings Capital Trust 6.24%	3,200	65
Morgan Stanley Capital Trust III	13,400	289
Morgan Stanley Capital Trust IV	62,400	1,332
Morgan Stanley Capital Trust V	3,900	77
Morgan Stanley Capital Trust VII	1,000	22

		3,795

Finance — Other Services (0.05%)
ABN AMRO Capital Funding Trust VII	50,500	1,083
National Rural Utilities Cooperative Finance Corp 6.10%	4,800	108
National Rural Utilities Cooperative Finance Corp 6.75%	3,900	96

		1,287

Financial Guarantee Insurance (0.00%)
Financial Security Assurance Holdings Ltd 6.25%	4,000	85
Financial Security Assurance Holdings Ltd 6.875%	1,200	28

		113

Investment Companies (0.01%)
Allied Capital Corp	14,733	260

Investment Management & Advisory Services (0.04%)
Deutsche Bank Contingent Capital Trust II	25,700	571
Deutsche Bank Contingent Capital Trust III (a)	21,300	521

		1,092

Life & Health Insurance (0.09%)
Delphi Financial Group Inc 7.375%	9,100	170
Delphi Financial Group Inc 8.00%	21,800	504
Lincoln National Capital VI	2,000	48
Lincoln National Corp	3,400	82
PLC Capital Trust III	30,900	731
PLC Capital Trust IV	7,400	168
PLC Capital Trust V	22,800	451
Protective Life Corp	16,300	369
See accompanying notes

93

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Life & Health Insurance (continued)
Torchmark Capital Trust III	1,300	$32

		2,555

Money Center Banks (0.07%)
Santander Finance Preferred SA Unipersonal 6.50%	2,100	44
Santander Finance Preferred SA Unipersonal 6.80%	79,100	1,769
UBS Preferred Funding Trust IV	4,900	89

		1,902

Multi-Line Insurance (0. 17%)
Aegon NV 6.375%	35,600	755
Aegon NV 6.50%	6,500	139
Aegon NV 7.25%	40,639	967
American International Group Inc 6.45%	67,600	1,559
ING Groep NV 6.13%	22,000	461
ING Groep NV 6.375%	12,600	279
ING Groep NV 7.05%	1,200	29
ING Groep NV 7.375%	27,200	677

		4,866

Multimedia (0.02%)
Viacom Inc	25,400	584

Property & Casualty Insurance (0.07%)
Berkley W R Capital Trust	64,900	1,439
Markel Corp	20,000	494

		1,933

Regional Banks (0.33%)
BAC Capital Trust IV	4,300	94
BAC Capital Trust V	18,800	411
BAC Capital Trust VIII	78,500	1,731
Fifth Third Capital Trust V (b)	21,200	477
Fifth Third Capital Trust VI	4,000	88
KeyCorp Capital IX	41,600	853
KeyCorp Capital V	17,300	330
National City Capital Trust II	24,900	433
PNC Capital Trust C (a)	17,200	429
PNC Capital Trust D	36,500	801
SunTrust Capital IX (a)	19,400	483
USB Capital VI	9,600	200
USB Capital VII	15,500	335
USB Capital XI	5,600	133
Wachovia Capital Trust IV	1,000	23
Wachovia Capital Trust IX	6,000	136
Wachovia Corp 7.25%	9,600	225
achovia Corp 8.00%	20,000	503
Wells Fargo Capital IX	2,100	46
Wells Fargo Capital VII	18,600	404
Wells Fargo Capital VIII	1,300	29
Wells Fargo Capital XI (b)	34,300	819
Wells Fargo Capital XII (a)	17,300	449

		9,432

Reinsurance (0.06%)
Everest Re Capital Trust	43,200	871
PartnerRe Ltd 6.50%	9,300	203
PartnerRe Ltd 6.75%	6,900	152
RenaissanceRe Holdings Ltd — Series C	4,800	93
RenaissanceRe Holdings Ltd — Series D	24,200	516

		1,835

REITS — Apartments (0.02%)
BRE Properties Inc — Series C	19,800	432
BRE Properties Inc — Series D	2,600	56
Equity Residential	3,000	66
UDR Inc	7,100	160

		714

REITS — Diversified (0.09%)
Duke Realty Corp 6.60%	54,600	1,190
Duke Realty Corp 6.95%	5,500	125
Duke Realty Corp 8.38%	10,000	250
PS Business Parks Inc 6.88%; Series I	1,400	30
PS Business Parks Inc 7.00%; Series H	20,000	436
PS Business Parks Inc — Series M	8,500	192
PS Business Parks Inc — Series P	15,400	316
Vornado Realty Trust — Series F	4,000	86

		2,625

REITS — Office Property (0.02%)
HRPT Properties Trust — Series B	24,200	605

REITS — Shopping Centers (0.11%)
Kimco Realty Corp	38,599	955
Regency Centers Corp 7.45%	20,100	481
Weingarten Realty Investors 6.50%	84,500	1,820

		3,256

REITS — Single Tenant (0.02%)
Realty Income Corp — Series D	20,700	468

REITS — Storage (0.04%)
Public Storage Inc 6.63%; Series M	8,500	186
Public Storage Inc 6.95%; Series H	3,000	68
Public Storage Inc 7.25%; Series I	38,500	925

		1,179

REITS — Warehouse & Industrial (0.07%)
AMB Property Corp — Series P	80,400	1,896
First Industrial Realty Trust Inc — Series K	1,400	30

		1,926

Sovereign Agency (0.00%)
Tennessee Valley Authority — Series D	5,200	131
See accompanying notes

94

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Special Purpose Entity (0.12%)
Corporate-Backed Trust Certificates 6.00%	9,900	$220
Corporate-Backed Trust Certificates 6.30%	3,100	70
CORTS Trust for AIG	1,700	35
CORTS Trust for Aon Capital	2,800	71
CORTS Trust for Bellsouth Capital Funding	12,600	277
CORTS Trust for First Union Institutional Capital I	17,800	446
CORTS Trust for General Electric Capital	1,500	37
CORTS Trust for Goldman Sachs Capital I	2,000	42
CORTS Trust for SunAmerica	8,800	200
Merrill Lynch Capital Trust I	36,000	766
PreferredPlus TR-CCR1 6.00%; Series GSC3	22,700	463
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500	32
SATURNS 2002-11 6.00%; Series AIG	4,100	82
SATURNS 2003-11 5.63%; Series GS	2,500	51
SATURNS 2003-13 6.25%; Series CSFB	1,900	42
SATURNS 2004-04 6.00%; Series GS	2,400	51
SATURNS 2004-06 6.00%; Series GS	22,900	475

		3,360

Telephone — Integrated (0.02%)
AT&T Inc	23,300	582

Television (0.02%)
CBS Corp 6.75%	26,100	567

TOTAL PREFERRED STOCKS		$61,491

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (77.20%)
Advertising Agencies (0.04%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014	$1,300	1,125

Aerospace & Defense Equipment (0.05%)
GenCorp Inc
9.50%, 8/15/2013	1,410	1,417

Agricultural Operations (0.51%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	7,564	7,581
Cargill Inc
5.20%, 1/22/2013 (c)	6,900	6,888

		14,469

Airlines (0.31%)
American Airlines Inc
7.25%, 2/5/2009	3,150	3,115
Continental Airlines Inc
5.98%, 4/19/2022	1,870	1,629
Delta Air Lines Inc
7.11%, 9/18/2011	1,000	978
Delta Air Lines Inc/Old
7.57%, 5/18/2012	450	436
Northwest Airlines Inc
7.03%, 11/1/2019	1,250	1,123
Southwest Airlines Co 2007-1 Pass Through Certificate
6.15%, 8/1/2022 (d)	1,503	1,456

		8,737

Appliances (0.06%)
Whirlpool Corp
3.30%, 6/15/2009 (e)	1,600	1,601

Asset Backed Securities (4.90%)
Ameriquest Mortgage Securities Inc
3.20%, 3/25/2035 (e)	242	224
3.13%, 7/25/2035 (e)	309	305
Carrington Mortgage Loan Trust
3.17%, 12/25/2035 (e)	6,172	6,001
Chase Funding Mortgage Loan Asset-Backed Certificates
3.20%, 7/25/2033 (e)(f)	4,191	3,981
3.40%, 9/25/2033 (e)	749	602
3.13%, 12/25/2033 (e)	69	65
CNH Equipment Trust
3.22%, 6/15/2010 (e)(f)	3,911	3,894
3.57%, 9/15/2010 (e)(f)	2,885	2,875
4.12%, 5/15/2012 (g)	8,890	8,776
CNH Wholesale Master Note Trust
3.12%, 6/15/2011 (e)	650	606
Countrywide Asset-Backed Certificates
3.97%, 1/25/2034 (e)	49	34
3.41%, 6/25/2035 (e)	2,800	2,422
3.56%, 12/25/2035 (e)	2,600	1,530
3.18%, 2/25/2036 (e)(f)	8,637	8,449
3.14%, 4/25/2036 (e)(f)	11,150	10,622
3.05%, 2/25/2037 (e)(f)	7,775	6,849
3.07%, 6/25/2037 (e)	4,032	2,751
3.03%, 11/25/2037 (e)	5,320	4,536
Countrywide Home Equity Loan Trust
2.95%, 12/15/2035 (e)	1,285	712
2.92%, 5/15/2036 (e)(f)	4,951	2,538
First Franklin Mortgage Loan Asset Backed Certificates
3.27%, 10/25/2034 (e)(f)	68	60
2.96%, 3/25/2036 (e)(f)	202	202
First-Citizens Home Equity Loan LLC
2.93%, 9/15/2022 (c)(e)	1,203	1,128
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (e)	2,515	2,401
GMAC Mortgage Corp Loan Trust
3.08%, 8/25/2035 (e)	2,177	1,509
3.11%, 11/25/2036 (e)(f)	14,653	8,504
See accompanying notes

95

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Great America Leasing Receivables
5.39%, 9/15/2011 (c)	$1,295	$1,300
Indymac Residential Asset Backed Trust
3.08%, 4/25/2037 (e)(f)	2,000	1,722
JP Morgan Mortgage Acquisition Corp
3.07%, 4/25/2036 (e)(f)	4,850	4,512
5.45%, 11/25/2036	6,230	6,008
2.98%, 12/25/2036 (e)	2,673	2,532
2.98%, 3/25/2037 (e)	3,044	2,898
3.04%, 3/25/2037 (e)	3,820	2,935
3.05%, 5/1/2037 (e)(f)	7,850	6,011
Long Beach Mortgage Loan Trust
3.43%, 6/25/2034 (e)	450	349
3.40%, 2/25/2035 (e)	3,000	2,594
3.04%, 7/25/2036 (e)	6,660	4,018
3.00%, 10/25/2036 (e)(f)	2,625	2,363
3.07%, 12/25/2036 (e)	2,175	1,096
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)	1,829	1,825
Merrill Lynch Mortgage Investors Inc
3.13%, 7/25/2036 (e)	477	436
Morgan Stanley ABS Capital I
3.08%, 2/25/2036 (e)	1,675	1,465
MSDWCC Heloc Trust
3.08%, 7/25/2017 (e)	606	479
Ownit Mortgage Loan Asset Backed Certificates
3.20%, 8/25/2036 (e)	1,086	1,054
Popular ABS Mortgage Pass-Through Trust
3.17%, 5/25/2035 (e)(f)	1,503	1,408
3.16%, 11/25/2035 (e)	2,256	2,239
Residential Asset Mortgage Products Inc
3.17%, 7/25/2035 (e)	1,341	1,308
SACO I Inc
3.04%, 9/25/2036 (e)	1,375	549
Saxon Asset Securities Trust
3.41%, 3/25/2035 (e)	2,500	1,692
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (e)	3,300	3,048
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (e)	1,525	1,524
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (e)	2,904	2,850

		139,791

Auto — Car & Light Trucks (0.31%)
Daimler Finance North America LLC
3.77%, 10/31/2008 (e)(f)	3,500	3,490
3.30%, 3/13/2009 (e)(f)	2,675	2,649
5.75%, 9/8/2011	2,000	2,049
General Motors Corp
7.13%, 7/15/2013 (b)	700	571

		8,759

Auto/Truck Parts & Equipment — Original (0.14%)
Stanadyne Corp
10.00%, 8/15/2014	700	675
Tenneco Inc
10.25%, 7/15/2013	1,485	1,570
8.13%, 11/15/2015 (c)	500	513
Titan International Inc
8.00%, 1/15/2012	750	750
United Components Inc
9.38%, 6/15/2013	500	494

		4,002

Auto/Truck Parts & Equipment — Replacement (0.04%)
Allison Transmission
11.00%, 11/1/2015 (b)(c)	1,250	1,228

Automobile Sequential (1.31%)
AmeriCredit Automobile Receivables Trust
2.76%, 4/ 6/2012 (e)	1,815	1,760
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009	2,000	1,998
3.50%, 1/15/2010 (c)(e)(g)	3,300	3,226
2.95%, 3/15/2010 (e)	5,235	5,217
3.09%, 6/15/2010 (e)	1,070	1,069
5.52%, 3/15/2011 (e)	3,445	3,456
Capital One Auto Finance Trust
2.76%, 10/15/2012 (e)	4,155	3,865
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	3,095	2,911
5.60%, 10/15/2012	1,315	1,243
5.69%, 11/15/2012 (e)	905	873
Honda Auto Receivables Owner Trust
2.90%, 2/15/2011 (e)	2,975	2,938
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (e)	1,840	1,811
WFS Financial Owner Trust
3.93%, 2/17/2012 (f)	4,994	4,991
4.50%, 5/17/2013	1,960	1,969

		37,327

Beverages — Non-Alcoholic (0.16%)
Coca-Cola HBC Finance BV
5.13%, 9/17/2013	345	355
Panamerican Beverages Inc
7.25%, 1/1/2009	4,000	4,106

		4,461

Beverages — Wine & Spirits (0.16%)
Constellation Brands Inc
8.38%, 12/15/2014	1,200	1,272
7.25%, 5/15/2017	850	856
Diageo Finance BV
2.82%, 3/30/2009 (e)(f)	2,600	2,576

		4,704

See accompanying notes

96

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Brewery (0.10%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011	$610	$725
SABMiller PLC
3.00%, 7/1/2009 (c)(e)	2,165	2,170

		2,895

Broadcasting Services & Programming (0.07%)
Clear Channel Communications Inc
4.25%, 5/15/2009	1,375	1,313
Fisher Communications Inc
8.63%, 9/15/2014	750	765

		2,078

Building — Residential & Commercial (0.09%)
DR Horton Inc
8.00%, 2/1/2009	730	726
6.00%, 4/15/2011	250	235
M/I Homes Inc
6.88%, 4/1/2012 (b)	2,000	1,735

		2,696

Building & Construction — Miscellaneous (0.03%)
Dycom Industries Inc
8.13%, 10/15/2015	830	797

Building & Construction Products — Miscellaneous (0.02%)
CRH America Inc
6.40%, 10/15/2033	545	454

Building Products — Cement & Aggregate (0.31%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (c)(e)	4,295	3,991
Martin Marietta Materials Inc
3.00%, 4/30/2010 (e)	4,520	4,386
US Concrete Inc
8.38%, 4/1/2014	500	405

		8,782

Building Products — Wood (0.04%)
Masco Corp
3.20%, 3/12/2010 (e)	1,335	1,238

Cable TV (1.27%)
Charter Communications Holdings II LLC
10.25%, 9/15/2010	3,120	3,003
Charter Communications Inc
10.88%, 9/15/2014 (b)(c)	955	1,010
Charter Communications Operating LLC
8.38%, 4/30/2014 (c)	2,095	2,022
Comcast Corporation
3.01%, 7/14/2009 (e)	3,650	3,585
6.95%, 8/15/2037	2,000	2,114
COX Communications Inc
4.63%, 1/15/2010	805	801
6.75%, 3/15/2011	305	320
7.13%, 10/1/2012	1,225	1,302
4.63%, 6/1/2013	1,000	960
5.50%, 10/1/2015	165	163
6.45%, 12/1/2036 (c)	635	637
CSC Holdings Inc
7.88%, 2/15/2018	1,800	1,769
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	7,085	7,280
EchoStar DBS Corp
7.00%, 10/1/2013	1,100	1,097
6.63%, 10/1/2014	1,375	1,344
Kabel Deutschland GmbH
10.63%, 1/1/2014	450	468
Rogers Cable Inc
7.88%, 5/1/2012	2,450	2,628
6.75%, 3/15/2015	3,000	3,077
Unitymedia GmbH
10.38%, 2/15/2015 (c)	1,200	1,140
Videotron Ltd
9.13%, 4/15/2018 (c)	1,520	1,619

		36,339

Casino Hotels (0.27%)
Caesars Entertainment Inc
7.88%, 3/15/2010 (b)	235	221
Harrah’s Operating Co Inc
5.50%, 1/1/2010	1,060	941
MGM Mirage
8.38%, 2/1/2011	400	398
6.75%, 4/1/2013	1,200	1,104
6.63%, 7/15/2015	1,265	1,104
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (c)	400	394
Wynn Las Vegas Capital Corp
6.63%, 12/1/2014 (c)	3,692	3,599

		7,761

Casino Services (0.03%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (c)	896	788

Cellular Telecommunications (1.07%)
America Movil SAB de CV
2.76%, 6/27/2008 (c)(e)(f)	1,975	1,960
New Cingular Wireless Services Inc
8.13%, 5/1/2012	2,180	2,420
Nextel Communications Inc
5.95%, 3/15/2014	3,125	2,437
Rogers Wireless Inc
7.25%, 12/15/2012	1,000	1,067
8.00%, 12/15/2012	1,330	1,380
6.38%, 3/1/2014	3,185	3,250
See accompanying notes

97

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Cellular Telecommunications (continued)
Rural Cellular Corp
8.25%, 3/15/2012	$3,100	$3,224
US Unwired lnc
10.00%, 6/15/2012(b)	1,000	948
VIP Finance Ireland Ltd for OJSC Vimpel
9.13%, 4/30/2018 (c)	6,500	6,506
Vodafone Group PLC
3.14%, 6/15/2011 (e)	1,930	1,839
3.37%, 2/27/2012 (e)(f)	4,000	3,780
6.15%, 2/27/2037	1,640	1,616

		30,427

Chemicals — Diversified (0.18%)
Huntsman LLC
11.63%, 10/15/2010	1,000	1,053
11.50%, 7/15/2012	1,515	1,620
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(c)	1,000	810
Phibro Animal Health Corp
10.00%, 8/1/2013 (c)	500	495
Reichhold Industries Inc
9.00%, 8/15/2014 (c)	1,100	1,100

		5,078

Chemicals — Specialty (0.14%)
Ferro Corp
9.13%, 1/1/2009	550	561
Hercules Inc
6.75%, 10/15/2029	1,200	1,158
Nalco Co
7.75%, 11/15/2011	1,500	1,542
NewMarket Corp
7.13%, 12/15/2016	750	731

		3,992

Coal (0.03%)
Peabody Energy Corp
7.38%, 11/1/2016	725	761

Coatings & Paint (0.03%)
Valspar Corp
5.63%, 5/1/2012	990	976

Commercial Banks (1.49%)
Barclays Bank PLC
5.93%, 12/31/2049 (c)(e)	3,575	3,019
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(e)	3,575	3,169
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)	1,595	1,188
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)	1,920	1,636
Credit Agricole SA/London
6.64%, 5/31/2049 (c)(e)	2,140	1,755
Fifth Third Bank/Cincinnati
3.38%, 8/15/2008	350	350
GlitnirBanki HF
2.87%, 10/15/2008 (c)(e)	1,500	1,486
HSBC Holdings PLC
5.25%, 12/12/2012	300	306
6.50%, 9/15/2037	3,500	3,432
KeyBank NA
3.26%, 11/3/2009 (e)	2,000	1,966
4.95%, 9/15/2015	190	171
Lloyds TSB Group PLC
6.27%, 11/29/2049 (c)(e)	2,800	2,327
M&I Marshall & Ilsley Bank
3.33%, 12/4/2012 (e)(f)	5,500	4,888
Royal Bank of Scotland Group PLC
5.00%, 10/1/2014	220	213
7.64%, 3/31/2049 (d)(e)	1,000	941
6.99%, 10/29/2049 (c)(d)(e)	1,000	918
Societe Generale
5.92%, 4/29/2049 (c)(e)	1,225	1,047
United Overseas Bank Ltd
4.50%, 7/2/2013 (c)	325	315
US Bank NA/Cincinnati OH
6.38%, 8/1/2011	275	292
4. 95%, 10/30/2014	4,000	3,957
Wachovia Bank NA
7.80%, 8/18/2010	385	408
6.60%, 1/15/2038	5,350	5,173
Woori Bank
6.13%, 5/3/2016 (c)(e)	1,700	1,659
6.21%, 5/2/2037(e)	2,265	1, 849

		42,465

Commercial Services (0.16%)
ARAMARK Corp
8.50%, 2/1/2015 (b)	830	865
Iron Mountain Inc
8.25%, 7/1/2011	1,175	1,174
8.63%, 4/1/2013	2,000	2,035
6.63%, 1/1/2016	500	483

		4, 557

Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013	900	941

Computers (0.18%)
Hewlett-Packard Co
4.50%, 3/1/2013	5,085	5,126

Computers — Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009	600	611
See accompanying notes

98

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Computers — Memory Devices (0.11%)
Seagate Technology HDD Holdings
6.38%, 10/1/2011	$985	$968
6.80%, 10/1/2016	2,395	2,287

		3,255

Consumer Products — Miscellaneous (0.20%)
American Achievement Corp
8.25%, 4/1/2012	1,225	1,078
Blyth Inc
7.90%, 10/1/2009	1,300	1,332
5.50%, 11/1/2013	1,150	955
Clorox Co
5.00%, 3/1/2013	1,685	1,664
Jarden Corp
7.50%, 5/1/2017	800	736

		5,765

Containers — Metal & Glass (0.02%)
Impress Holdings BV
5.84%, 9/15/2013 (c)(e)	750	627
Containers — Paper & Plastic (0.07%)
Intertape Polymer US Inc
8.50%, 8/1/2014	350	308
Jefferson Smurfit Corp US
8.25%, 10/1/2012	1,225	1,115
Plastipak Holdings Inc
8.50%, 12/15/2015 (c)	750	703

		2,126

Credit Card Asset Backed Securities (2.40%)
American Express Credit Account Master Trust
2.95%, 8/15/2011 (c)(e)	1,860	1,814
2.97%, 9/15/2011 (e)	5,965	5,891
BA Credit Card Trust
3.32%, 3/15/2012 (e)(f)	6,000	5,525
Bank One Issuance Trust
3.04%, 3/15/2012 (e)	3,550	3,426
2.91%, 6/15/2012 (e)	4,575	4,533
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (c)	3,600	3,491
Chase Credit Card Master Trust
3.07%, 10/15/2010 (e)	1,550	1,550
3.05%, 1/17/2011 (e)	3,100	3,082
3.07%, 2/15/2011 (e)(f)	7,500	7,437
Citibank Credit Card Issuance Trust
4.40%, 9/15/2010	2,550	2,554
3.02%, 5/20/2011 (e)	2,300	2,228
Citibank Credit Card Master Trust I
3.28%, 3/10/2011 (e)	1,875	1,834
Discover Card Master Trust
5.65%, 3/16/2020	2,525	2,441
First USA Credit Card Master Trust
3.09%, 4/18/2011 (e)	3,650	3,648
GE Capital Credit Card Master Note Trust
2.90%, 3/15/2015 (e)	3,160	2,818
MBNA Credit Card Master Note Trust
3.09%, 1/18/2011 (e)(f)	2,500	2,468
Providian Gateway Master Trust
3.09%, 5/16/2011 (c)(e)	6,165	6,164
3.08%, 7/15/2011 (c)(e)	4,350	4,344
Providian Master Note Trust
5.10%, 11/15/2012 (c)	3,350	3,231

		68,479

Data Processing & Management (0.30%)
Dun & Bradstreet Corp
5.50%, 3/15/2011	1,350	1,339
Fidelity National Information Services
4.75%, 9/15/2008	3,725	3,557
Fiserv Inc
6.13%, 11/20/2012	3,740	3,800

		8,696

Dialysis Centers (0.07%)
DaVita Inc
6.63%, 3/15/2013	1,580	1,572
7.25%, 3/15/2015	560	562

		2,134

Direct Marketing (0.05%)
Visant Corp
7.63%, 10/1/2012	1,400	1,393

Diversified Financial Services (0.34%)
Citigroup Capital XXI
8.30%, 12/21/2057	3,100	3,165
General Electric Capital Corp
4.63%, 9/15/2009	285	290
5.88%, 1/14/2038	2,540	2,422
6.38%, 11/15/2067 (e)	1,355	1,356
TNK-BP Finance SA
7.50%, 3/13/2013 (c)	1,070	1,073
6.63%, 3/20/2017 (c)	1,540	1,399

		9,705

Diversified Manufacturing Operations (0.46%)
Bombardier Inc
8.00%, 11/15/2014 (c)	1,785	1,901
Carlisle Cos Inc
6.13%, 8/15/2016	2,200	2,337
RBS Global Inc and Rexnord Corp
11.75%, 8/l/2016 (b)	750	720
SPX Corp
7.63%, 12/15/2014 (c)	3,100	3,240
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (c)	4,925	5,042

		13,240

See accompanying notes

99

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Diversified Operations (0.22%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (c)(e)	$3,450	$2,798
Leucadia National Corp
7.13%, 3/15/2017	1,500	1,432
Susser Holdings LLC
10.63%, 12/15/2013	1,200	1,230
10.63%, 12/15/2013 (c)	700	718

		6,178

Drug Delivery Systems (0.07%)
Hospira Inc
3.18%, 3/30/2010 (e)(f)	2,000	1,932

E-Commerce — Products (0.02%)
FTD Inc
7.75%, 2/15/2014	725	653

Electric — Generation (0.44%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	942	980
CE Generation LLC
7.42%, 12/15/2018	1,019	1,063
Edison Mission Energy
7.00%, 5/15/2017	340	343
7.20%, 5/15/2019	2,250	2,267
Elwood Energy LLC
8.16%, 7/5/2026	1,477	1,421
Indiantown Cogeneration LP
9.26%, 12/15/2010	2,448	2,518
Korea East- West Power Co Ltd
4.88%, 4/21/2011 (c)	280	278
System Energy Resources Inc
6.20%, 10/ 1/2012	175	176
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (c)	2,622	2,539
Tenaska Oklahoma
6.53%, 12/30/2014 (c)	380	398
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)	476	483

		12,466

Electric — Integrated (1.65%)
Alabama Power Co
3.28%, 8/25/2009 (e)	1,000	996
Arizona Public Service Co
6.38%, 10/15/2011	1,000	1,004
6.50%, 3/ 1/2012	2,830	2,850
5.80%, 6/30/2014	1,770	1,698
6.25%, 8/1/2016	2,100	2,007
Baltimore Gas & Electric Co
5.90%, 10/1/2016	1,230	1,201
Commonwealth Edison Co
6.15%, 3/15/2012	1,400	1,451
4.70%, 4/15/2015	2,740	2,583
Dominion Resources Inc/VA
5.69%, 5/15/2008	2,150	2,151
Entergy Gulf States Inc
3.60%, 6/1/2008	345	344
3.74%, 12/8/2008 (c)(e)	1,465	1,468
Entergy Louisiana LLC
5.83%, 11/1/2010	350	349
Georgia Power Co
3.25%, 2/17/2009 (e)	2,650	2,649
Integrys Energy Group Inc
7.00%, 11/1/2009	1,540	1,597
Jersey Central Power & Light Co
6.15%, 6/1/2037	1,775	1,623
MidAmerican Energy Holdings Co
3.50%, 5/15/2008	975	975
Mirant Americas Generation LLC
8.30%, 5/1/2011	850	882
Northeast Utilities
3.30%, 6/1/2008	460	460
Ohio Power Co
2.91%, 4/5/2010 (e)(f)	2,870	2,773
Oncor Electric Delivery Co
6.38%, 5/1/2012	3,330	3,387
PPL Energy Supply LLC
6.40%, 11/1/2011	50	51
PSEG Power LLC
3.75%, 4/1/2009	2,750	2,735
Public Service Co of Oklahoma
6.63%, 11/15/2037	1,845	1,763
Puget Sound Energy Inc
3.36%, 6/1/2008	350	350
Sierra Pacific Power Co
6.25%, 4/15/2012	3,100	3,096
Southern California Edison Co
3.21%, 2/2/2009 (e)(f)	1,325	1,314
TECO Energy Inc
5.24%, 5/1/2010 (e)	1,500	1,507
Texas Competitive Electric Holdings Co
10.25%, 11/1/2015 (c)	500	521
Transelec SA
7.88%, 4/15/2011	650	705
Union Electric Co
4.65%, 10/1/2013	2,300	2,221
Virginia Electric and Power Co
4.50%, 12/15/2010	325	329

		47,040

Electric — Transmission (0.07%)
EEB International Ltd
8.75%, 10/31/2014 (c)	1,800	1,908

Electronic Components — Miscellaneous (0.25%)
Communications & Power Industries Inc
8.00%, 2/1/2012	500	492
See accompanying notes

100

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electronic Components — Miscellaneous (continued)
Flextronics International Ltd
6.50%, 5/15/2013	$1,415	$1,383
Jabil Circuit Inc
5.88%, 7/15/2010	2,570	2,524
NXP BV/NXP Funding LLC
5.46%, 10/15/2013 (e)	1,715	1,578
9.50%, 10/15/2015 (b)	1,260	1,219
Sanmina-SCI Corp

		7,196

Electronic Components — Semiconductors (0.26%)
Amkor Technology Inc
7.75%, 5/15/2013	1,250	1,197
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/4/2013	1,520	1,477
Freescale Semiconductor Inc
6.68%, 12/15/2014 (e)	750	598
8.88%, 12/15/2014	2,955	2,600
National Semiconductor Corp
3.05%, 6/15/2010 (e)(f)	1,725	1,593

		7,465

Electronic Connectors (0.05%)
Thomas & Belts Corp
6.63%, 5/7/2008	1,330	1,330

Electronic Measurement Instruments (0.15%)
Agilent Technologies Inc
6.50%, 11/1/2017	4,285	4,252

Electronics — Military (0.07%)
L-3 Communications Corp
7.63%, 6/15/2012	2,000	2,055

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009	740	743

Fiduciary Banks (0.16%)
Bank of New York Mellon Corp/The
4.50%, 4/1/2013 (b)	4,365	4,351
4.95%, 3/15/2015	210	204

		4,555

Finance — Auto Loans (0.71%)
American Honda Finance Corp
4.63%, 4/2/2013 (c)	5,900	5,797
Ford Motor Credit Co LLC
7.38%, 10/28/2009	700	674
4.28%, 1/15/2010 (e)	4,500	4,069
9.75%, 9/15/2010 (e)	1,250	1,214
9.88%, 8/10/2011	1,850	1,790
5.46%, 1/13/2012 (e)	950	799
7.80%, 6/1/2012	1,000	894
GMAC LLC
7.75%, 1/19/2010	500	460
6.88%, 9/15/2011	1,700	1,417
6.00%, 12/15/2011	1,815	1,438
6.63%, 5/15/2012	2,190	1,733

		20,285

Finance — Commercial (0.46%)
CIT Group Inc
3.14%, 4/27/2011 (e)(f)	6,200	5,136
3.32%, 2/13/2012 (e)	1,850	1,490
Textron Financial Corp
3.22%, 2/25/2011 (e)(f)	5,325	5,239
6.00%, 2/15/2067 (c)(e)	1,750	1,350

		13,215

Finance — Consumer Loans (0.64%)
American General Finance Corp
3.35%, 8/17/201l (e)(f)	3,135	2,971
6.90%, 12/15/2017	3,500	3,461
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	650	540
HSBC Finance Corp
4.13%, 12/15/2008	900	898
3.35%, 11/16/2009 (e)	3,275	3,187
4.13%, 11/16/2009	1,750	1,746
6.38%, 10/15/2011	110	114
7.00%, 5/15/2012	2,095	2,212
4.75%, 7/15/2013	205	200
SLM Corp
3.08%, 7/26/2010 (e)(f)	3,500	3,036

		18,365

Finance — Credit Card (0.19%)
Capital One Bank USA NA
5.00%, 6/15/2009	2,165	2,153
6.50%, 6/13/2013	2,800	2,729
5.13%, 2/15/2014	425	399

		5,281

Finance — Investment Banker & Broker (5.22%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (e)(f)	4,720	4,551
5.30%, 10/30/2015	3,290	3,199
Citigroup Funding Inc
3.16%, 10/22/2009 (e)(f)	1,500	1,479
Citigroup Inc
5.30%, 10/17/2012	1,000	993
6.88%, 3/5/2038	3,500	3,620
8.40%, 4/29/2049	7,270	7,358
Credit Suisse USA Inc
2.95%, 1/15/2010 (e)	1,500	1,484
Goldman Sachs Group Inc/The
3.88%, 1/15/2009	640	640
See accompanying notes

101

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Goldman Sachs Group Inc/The (continued)
6.65%, 5/15/2009	$75	$77
3.28%, 3/2/2010 (e)	1,500	1,462
3.31%, 8/5/2011 (e)	3,500	3,387
3.32%, 2/6/2012 (e)	2,000	1,902
5.25%, 10/15/2013	2,690	2,658
5.95%, 1/18/2018	4,975	4,965
6.45%, 5/1/2036	1,160	1,101
6.75%, 10/1/2037	2,310	2,264
Jefferies Group Inc
6.45%, 6/8/2027	4,520	3,627
6.25%, 1/15/2036	3,880	2,932
JPMorgan Chase & Co
3.17%, 3/9/2009 (e)	2,000	1,988
6.75%, 2/1/2011	2,675	2,790
5.13%, 9/15/2014	6,000	5,923
5.25%, 5/1/2015	4,265	4,253
7.90%, 4/29/2049 (e)	9,430	9,606
Lazard Group
7.13%, 5/15/2015	8,100	7,780
6.85%, 6/15/2017	3,630	3,383
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	2,035	1,445
Lehman Brothers Holdings Inc
3.35%, 11/10/2009 (e)	3,000	2,881
3.23%, 5/25/2010 (e)	4,225	3,967
5.63%, 1/24/2013	4,500	4,434
6.20%, 9/26/2014	1,290	1,298
6.50%, 7/19/2017	2,500	2,456
6.75%, 12/28/2017	1,750	1,747
6.88%, 5/2/2018	5,775	5,906
Merrill Lynch & Co Inc
3.40%, 2/6/2009 (e)	2,275	2,245
3.31%, 2/5/2010 (e)	1,500	1,433
3.44%, 11/1/2011 (e)(f)	4,650	4,218
3.24%, 6/5/2012 (e)(f)	2,300	2,068
5.45%, 2/5/2013	3,000	2,919
6.15%, 4/25/2013	5,000	4,990
6.88%, 4/25/2018	4,670	4,708
6.22%, 9/15/2026	250	222
6.11%, 1/29/2037	1,500	1,265
Morgan Stanley
2.99%, 1/15/2010 (e)	3,925	3,810
2.98%, 1/18/2011 (e)	5,675	5,388
6.75%, 4/15/2011	640	664
5.30%, 3/1/2013	455	454
4.75%, 4/1/2014	1,915	1,797
5.38%, 10/15/2015	1,660	1,597
5.95%, 12/28/2017	3,500	3,467

		148,801

Finance — Leasing Company (0.10%)
International Lease Finance Corp
3.11%, 1/15/2010 (e)	2,000	1,925
5.65%, 6/1/2014	870	835

		2,760

Finance — Mortgage Loan/Banker (0.63%)
Countrywide Financial Corp
2.85%, 12/19/2008 (e)(f)	6,665	6,332
5.80%, 6/7/2012	3,785	3,608
6.25%, 5/15/2016 (b)	2,095	1,844
Fannie Mae
5.25%, 1/15/2009 (b)	350	356
7.25%, 1/15/2010 (b)	250	268
6.00%, 5/15/2011	75	81
Residential Capital LLC
3.49%, 6/9/2008 (e)(f)	1,500	1,397
6.18%, 5/22/2009 (e)	3,925	2,581
8.00%, 2/22/2011 (e)	2,835	1,460

		17,927

Finance — Other Services (0.14%)
American Real Estate Partners LP/Finance Corp
8.13%, 6/1/2012	1,000	977
7.13%, 2/15/2013 (b)	835	779
Lukoil International Finance BV
6.66%, 6/7/2022 (c)	1,360	1,203
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (c)(e)	1,000	1,003

		3,962

Financial Guarantee Insurance (0.12%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	1,400	463
MBIA Insurance Corp
14.00%, 1/15/2033 (b)(c)(e)	2,175	1,990
MGIC Investment Corp
5.63%, 9/15/2011	980	871

		3,324

Food — Dairy Products (0.05%)
Land O’ Lakes Inc
9.00%, 12/15/2010	1,500	1,560

Food — Meat Products (0.14%)
Bertin Ltda
10.25%, 10/5/2016 (b)(c)	3,810	3,972

Food — Miscellaneous/Diversified (0.39%)
Corn Products International Inc
8.45%, 8/15/2009	470	498
See accompanying notes

102

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Food — Miscellaneous/Diversified (continued)
General Mills Inc
3.04%, 1/22/2010 (e)(f)	$3,575	$3,512
8.02%, 2/5/2013 (g)	5,000	5,389
Kraft Foods Inc
3.60%, 8/11/2010 (e)	1,640	1,594

		10,993

Food — Retail (0.19%)
Ingles Markets Inc
8.88%, 12/1/2011	875	888
Safeway Inc
3.00%, 3/27/2009 (e)(f)	4,450	4,414

		5,302

Gas — Distribution (0.07%)
Sempra Energy
4.75%, 5/15/2009	675	676
Southern Union Co
6.15%, 8/16/2008	1,315	1,318

		1,994

Home Equity — Other (3.86%)
ACE Securities Corp
3.11%, 8/25/2035 (e)	1,994	1,979
3.11%, 9/25/2035 (e)(f)	1,436	1,417
3.09%, 10/25/2035 (e)	610	608
Asset Backed Funding Certificates
3.13%, 7/25/2035 (e)	841	830
Asset Backed Securities Corp Home Equity
2.99%, 7/25/2036 (e)(f)	2,847	2,772
Bear Stearns Asset Backed Securities Trust
3.49%, 3/25/2034 (e)	1,098	694
3.17%, 9/25/2035 (e)	4,953	4,899
3.05%, 8/25/2036 (e)(f)	7,145	5,884
3.08%, 5/25/2037 (e)(f)	3,200	2,740
CDC Mortgage Capital Trust
3.75%, 6/25/2034 (e)	637	546
Citigroup Mortgage Loan Trust Inc
3.17%, 10/25/2035 (e)(f)	13,000	12,807
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)	4,000	2,333
First NLC Trust
3.22%, 5/25/2035 (e)	642	537
3.20%, 9/25/2035 (e)(f)	5,423	5,264
3.13%, 12/25/2035 (e)(f)	1,529	1,523
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	4,850	3,456
5.81%, 10/25/2036	1,825	850
6.05%, 12/25/2037 (e)	3,820	2,268
GSAA Trust
3.04%, 4/25/2047 (e)	9,314	7,416
HSI Asset Securitization Corp Trust
3.04%, 1/25/2037 (e)(f)	6,548	5,958
Indymac Residential Asset Backed Trust
3.13%, 8/25/2035 (e)	798	781
IXIS Real Estate Capital Trust
3.16%, 9/25/2035 (e)(f)	432	428
JP Morgan Mortgage Acquisition Corp
3.16%, 7/25/2035 (e)(f)	3,641	3,590
3.04%, 8/25/2036 (e)	1,850	1,575
Morgan Stanley ABS Capital I
3.76%, 12/25/2034 (e)	1,500	840
3.14%, 9/25/2035 (e)	610	609
Morgan Stanley Home Equity Loans
3.07%, 2/25/2036 (e)	9,990	9,642
New Century Home Equity Loan Trust
3.18%, 3/25/2035 (e)	85	77
Option One Mortgage Loan Trust
3.94%, 5/25/2034 (e)	1,250	916
3.89%, 2/25/2035 (e)	600	429
3.35%, 3/25/2037 (e)	4,325	684
Residential Asset Securities Corp
4.04%, 3/25/2035 (e)	1,050	743
3.09%, 5/25/2035 (e)	46	43
3.09%, 6/25/2035 (e)	84	84
3.17%, 7/25/2035 (e)(f)	2,207	2,187
3.04%, 9/25/2036 (e)	7,900	7,180
Saxon Asset Securities Trust
4.59%, 3/25/2035 (e)	1,343	1,011
Soundview Home Equity Loan Trust
2.99%, 7/25/2036 (e)(f)	4,664	4,578
Specialty Underwriting & Residential Finance
3.40%, 2/25/2035 (e)	677	587
3.13%, 3/25/2036 (e)	533	526
WAMU Asset-Backed Certificates
3.07%, 5/25/2037 (e)	4,000	2,971
3.07%, 7/25/2047 (e)	6,850	5,230
Wells Fargo Home Equity Trust
3.40%, 4/25/2034 (e)	875	698

		110,190

Home Equity — Sequential (0.34%)
BNC Mortgage Loan Trust
3.07%, 7/25/2037 (e)	4,405	3,215
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	3,850	3,231
5.51%, 8/25/2036	3,235	2,975
Residential Asset Securities Corp
4.70%, 10/25/2031	369	368

		9,789

Independent Power Producer (0.12%)
NRG Energy Inc
7.25%, 2/1/2014	3,290	3,380
See accompanying notes

103

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Insurance Brokers (0.14%)
Willis North America Inc
6.20%, 3/28/2017	$3,950	$3,855

Investment Companies (0.13%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)	1,700	1,709
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (c)(e)	2,150	2,093

		3,802

Investment Management & Advisory Services (0.15%)
Ameriprise Financial Inc
5.35%, 11/15/2010	55	56
7.52%, 6/1/2066 (e)	4,720	4,359

		4,415

Life & Health Insurance (0.75%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)	2,855	2,602
Hartford Life Global Funding Trusts
2.97%, 9/15/2009 (e)	3,475	3,471
Lincoln National Corp
2.84%, 4/6/2009 (e)(f)	4,200	4,146
5.65%, 8/27/2012	865	868
6.05%, 4/20/2067 (e)	1,345	1,155
Pacific Life Global Funding
2.83%, 6/22/2011 (c)(e)	2,500	2,493
StanCorp Financial Group Inc
6.88%, 10/1/2012	1,065	1,065
Stingray Pass-Through Trust
5.90%, 1/12/2015 (c)(g)	3,000	480
Sun Life Financial Global Funding LP
2.98%, 7/6/2010 (c)(e)	1,750	1,754
Unum Group
6.00%, 5/15/2008	2,200	2,199
5.86%, 5/15/2009	1,050	1,067

		21,300

Machinery — Farm (0.04%)
Case New Holland Inc
7.13%, 3/1/2014	1,000	1,005

Machinery — General Industry (0.03%)
Manitowoc Co Inc/The
7.13%, 11/1/2013	300	294
Stewart & Stevenson LLC
10.00%, 7/15/2014	475	461

		755

Machinery — Material Handling (0.04%)
Columbus McKinnon Corp/NY
8.88%, 11/1/2013	1,100	1,152

Medical — Drugs (0.17%)
Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (e)	1,800	1,584
Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (e)	2,570	2,352
8.88%, 12/1/2013	850	839

		4,775

Medical — HMO (0.96%)
Aetna Inc
6.75%, 12/15/2037	3,740	3,674
Centene Corp
7.25%, 4/1/2014	750	711
Cigna Corp
7.00%, 1/15/2011	175	183
6.35%, 3/15/2018	1,000	1,020
Coventry Health Care Inc
5.88%, 1/15/2012	3,042	2,957
6.30%, 8/15/2014	2,500	2,440
5.95%, 3/15/2017	1,725	1,579
Health Net Inc
6.38%, 6/1/2017	2,390	2,162
Humana Inc
6.45%, 6/1/2016	325	319
UnitedHealth Group Inc
5.50%, 11/15/2012	3,300	3,288
4.88%, 2/15/2013	2,355	2,249
6.88%, 2/15/2038	2,930	2,859
WellPoint Inc
5.85%, 1/15/2036	2,605	2,199
6.38%, 6/15/2037	1,900	1,738

		27,378

Medical — Hospitals (0.12%)
Community Health Systems Inc
8.88%, 7/15/2015	2,210	2,299
HCA Inc
9.25%, 11/15/2016	950	1,021

		3,320

Medical — Outpatient & Home Medical Care (0.05%)
Select Medical Corp
7.63%, 2/1/2015	1,715	1,458

Medical — Wholesale Drug Distribution (0.30%)
AmerisourceBergen Corp
5.63%, 9/15/2012	2,175	2,170
Cardinal Health Inc
2.96%, 10/2/2009 (e)	3,800	3,710
5.65%, 6/15/2012	2,545	2,578

		8,458

Medical Instruments (0.13%)
Accellent Inc
10.50%, 12/1/2013	530	453
See accompanying notes

104

Schedule of Investments
Bond & Mortgage Securities Fund
April 30,2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical Instruments (continued)
Boston Scientific Corp
6.00%, 6/15/2011	$1,515	$1,496
6.40%, 6/15/2016	1,841	1,777

		3,726

Medical Laboratory & Testing Service (0.02%)
Quest Diagnostics Inc
6.40%, 7/1/2017	595	603

Medical Products (0.16%)
Baxter International Inc
6.25%, 12/1/2037	1,715	1,752
Covidien International Finance SA
6.55%, 10/15/2037 (c)	2,740	2,801

		4,553

Metal — Copper (0.04%)
Southern Copper Corp
7.50%, 7/27/2035	1,040	1,097

Metal — Diversified (0.21%)
Falconbridge Ltd
7.35%, 6/5/2012	500	535
5.38%, 6/1/2015	640	604
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/1/2015	3,000	3,259
8.38%, 4/1/2017	900	994
Xstrata Canada Corp
7.25%, 7/15/2012	630	672

		6,064

Miscellaneous Manufacturers (0.02%)
Trimas Corp
9.88%, 6/15/2012	700	611

Money Center Banks (0.26%)
Comerica Capital Trust II
6.58%, 2/20/2037	2,705	1,851
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)	2,580	2,149
Unicredit Luxembourg Finance SA
6.00%, 10/31/2017 (c)	3,600	3,484

		7,484

Mortgage Backed Securities (21.69%)
ACT Depositor Corp
3.02%, 9/22/2041 (c)(e)	6,249	4,374
Adjustable Rate Mortgage Trust
3.47%, 2/25/2035 (e)	468	378
3.17%, 6/25/2035 (e)(f)	2,268	1,846
5.09%, 11/25/2035 (e)	1,600	1,221
3.17%, 8/25/2036 (e)(f)	6,630	3,044
Banc of America Commercial Mortgage Inc
0.39%, 7/10/2042	267,889	2,384
0.12%, 7/10/2043 (c)(e)	158,928	1,588
4.86%, 7/10/2043	3,000	2,918
4.97%, 7/10/2043	1,890	1,532
5.93%, 5/10/2045 (e)	4,225	4,259
5.33%, 9/10/2045	4,775	4,778
5.31%, 10/10/2045 (e)	3,920	3,904
5.68%, 7/10/2046 (e)	3,750	3,494
5.67%, 1/15/2049 (c)(e)	1,335	801
5.84%, 6/10/2049 (e)	800	734
Banc of America Funding Corp
2.88%, 7/20/2036 (e)	1,122	1,075
3.08%, 7/20/2036 (e)(f)	7,531	3,497
3.08%, 4/25/2037 (e)(f)	3,200	2,063
Banc of America Mortgage Securities Inc
4.11%, 6/25/2034(e)	4,250	4,193
Bear Stearns Adjustable Rate Mortgage Trust
3.56%, 6/25/2034 (e)	855	835
5.10%, 8/25/2035 (e)	1,825	1,641
Bear Stearns Alt-A Trust
3.17%, 7/25/2035 (e)	464	290
3.05%, 11/25/2036 (e)(f)	1,209	780
3.07%, 4/25/2037 (e)(f)	954	525
Bear Stearns Asset Backed Securities Trust
3.13%, 4/25/2036 (e)(f)	3,367	3,019
Bear Stearns Commercial Mortgage Securities Inc
0.63%, 5/11/2039 (c)(e)	6,216	82
3.24%, 2/11/2041	440	438
Bear Stearns Mortgage Funding Trust
3.11%, 7/25/2036 (e)(f)	9,242	7,401
Bella Vista Mortgage Trust
3.17%, 1/22/2045 (e)(f)	1,534	1,398
3.05%, 5/20/2045 (e)	911	683
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	3,981	4,147
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (e)	10,502	10,091
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (e)	70,402	1,535
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (e)	113,721	2,166
0.06%, 12/11/2049 (c)(e)	120,867	918
0.52%, 12/11/2049 (e)	97,027	1,445
0.56%, 12/11/2049 (c)(e)	227,799	4,814
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (e)	2,000	1,652
0.06%, 12/10/2046 (c)(e)	61,289	622
5.25%, 12/10/2046	3,500	3,473
Countrywide Alternative Loan Trust
3.12%, 5/25/2035 (e)	29	24
See accompanying notes

105

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust (continued)
5.39%, 7/20/2035 (e)	$1,127	$828
3.31%, 12/25/2035 (e)(f)	4,419	3,097
3. 07%, 6/25/2036 (e)(f)	9,400	4,268
3.17%, 6/25/2036 (e)(f)	6,784	3,119
Countrywide Asset-Backed Certificates
3.17%, 11/25/2035 (e)	808	743
3.17%, 1/25/2036 (e)	5,564	5,188
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	3	3
4.59%, 12/19/2033 (e)	1,000	978
3. 09%, 4/25/2046 (e)(f)	6,727	5,275
3. 20%, 4/25/2046 (e)(f)	9,854	6,731
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)	2,990	3,028
0.78%, 9/15/2039 (c)	75,485	1,839
6.00%, 9/15/2039 (e)	8,450	6,985
0.11%, 12/15/2039	20,162	284
0.87%, 12/15/2039 (e)	90,799	2,564
5.87%, 9/15/2040	12,150	11,254
6.22%, 2/15/2041 (c)(e)(g)	2,800	2,545
CS First Boston Mortgage Securities Corp
1.30%, 3/15/2036 (c)(e)	8,453	167
0.58%, 5/15/2036 (c)(e)	12,343	91
0.77%, 7/15/2036 (c)(e)	12,476	177
5.11%, 7/15/2036 (e)	2,450	2,434
0.22%, 11/15/2037 (c)(e)	22,444	385
7.99%, 9/15/2041 (e)	470	490
CW Capital Cobalt Ltd
5.17%, 8/15/2048	5,220	5,167
Deutsche ALT-A Securities Inc Alternate
3.08%, 4/25/2036 (e)	8,275	5,393
Fannie Mae
1.38%, 7/25/2011 (g)	111,808	2,683
3.20%, 2/25/2018 (e)	837	839
3.14%, 11/25/2022(e)	1,097	1,079
3.09%, 1/25/2023 (e)	1,393	1,369
3.20%, 2/25/2032(e)	2,051	2,029
3.14%, 3/25/2035 (e)	936	921
6.50%, 2/25/2047	1,910	2,007
Fannie Mae Whole Loan
3.09%, 5/25/2035 (e)	1,919	1,802
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032	700	741
6.14%, 2/12/2034	150	155
Freddie Mac
3.02%, 6/15/2018 (e)	1,080	1,064
3.17%, 6/15/2023 (e)	1,440	1,407
3.12%, 7/15/2023 (e)(f)	10,357	10,225
3.07%, 2/15/2030 (e)	910	912
3.07%, 5/15/2030 (e)	770	760
5.50%, 9/15/2031 (e)	5,025	5,068
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	164,211	1,641
5.61%, 4/10/2017 (e)	7,360	6,727
0.74%, 3/10/2040 (c)(e)	18,579	258
4.98%, 5/10/2043	5,780	5,663
5.52%, 3/10/2044 (e)	7,190	7,093
Ginnie Mae
4.51%, 10/16/2028 (e)	3,123	3,127
3.96%, 6/16/2031	3,831	3,791
1.11%, 2/16/2047 (e)	30,308	1,606
0.85%, 3/16/2047 (e)	26,411	1,473
GMAC Commercial Mortgage Securities Inc
0.97%, 3/10/2038 (c)(e)	8,905	176
Greenpoint Mortgage Funding Trust
3.17%, 6/25/2045 (e)	776	703
3.20%, 6/25/2045 (e)	681	449
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	2,443	2,215
0.46%, 6/10/2036 (c)(e)	95,902	730
5.22%, 4/10/2037	8,000	7,926
6.11%, 7/10/2038 (e)	3,320	3,163
0.51%, 3/10/2039 (c)(e)	67,717	1,254
5.51%, 3/10/2039	3,775	3,059
5.74%, 12/10/2049	3,600	3,556
GS Mortgage Securities Corp II
0.86%, 11/10/2039 (c)	37,920	1,264
5.56%, 11/10/2039 (e)	7,190	7,111
5.99%, 8/10/2045 (e)	10,500	10,484
5.99%, 8/10/2045 (e)	3,765	3,502
GSR Mortgage Loan Trust
3.08%, 12/25/2035 (e)(f)	786	770
3.16%, 8/25/2046 (e)(f)	4,254	2,738
Harborview Mortgage Loan Trust
3.04%, 5/19/2047 (e)(f)	7,597	5,492
Impac CMB Trust
3.89%, 10/25/2033 (e)	324	234
3.66%, 1/25/2035 (e)	562	452
3.21%, 4/25/2035 (e)	548	361
3.32%, 4/25/2035 (e)	441	232
3.20%, 8/25/2035 (e)	724	490
3.40%, 8/25/2035 (e)	2,140	1,215
3.14%, 4/25/2037 (e)	5,050	4,181
Impac Secured Assets CMN Owner Trust
3.05%, 3/25/2037 (e)(f)	4,000	2,428
Indymac Index Mortgage Loan Trust
3.20%, 4/25/2034 (e)	263	241
3.13%, 4/25/2035 (e)	775	636
See accompanying notes

106

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Indymac Index Mortgage Loan Trust (continued)
3.22%, 4/25/2035 (e)	$483	$328
3.16%, 6/25/2035 (e)(f)	6,735	5,580
5.52%, 7/25/2035 (e)	5,990	3,308
3.20%, 8/25/2035 (e)	1,203	997
3.08%, 1/25/2037 (e)(f)	3,744	2,520
3.13%, 6/25/2037 (e)	6,845	5,438
JP Morgan Alternative Loan Trust
3.04%, 3/25/2037 (e)	7,458	4,634
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (c)(e)	23,970	722
5.02%, 1/12/2037	755	661
5.29%, 9/12/2037 (e)	1,300	1,060
0.76%, 10/12/2037 (c)(e)	37,864	1,390
1.27%, 1/12/2039 (c)(e)	8,811	221
5.63%, 6/12/2041 (e)	4,005	3,657
0.30%, 1/15/2042 (c)(e)	25,115	357
4.78%, 7/15/2042	4,170	3,922
5.59%, 5/12/2045 (e)	2,765	2,552
5.44%, 5/15/2045 (e)	4,825	4,404
5.62%, 5/15/2045 (e)	1,350	935
5.30%, 5/15/2047 (e)	5,255	5,210
6.01%, 6/15/2049 (e)	7,765	7,211
6.20%, 2/12/2051 (c)	3,005	2,234
6.30%, 2/12/2051 (e)	4,000	3,370
0.79%, 2/15/2051 (e)(g)	120,000	2,761
JP Morgan Mortgage Trust
5.30%, 7/25/2035	2,347	2,297
4.95%, 11/25/2035 (e)	6,840	6,455
5.30%, 4/25/2036 (e)	1,815	1,818
5.82%, 6/25/2036 (e)	4,747	4,660
5.82%, 6/25/2036 (e)	1,825	1,579
5.97%, 6/25/2036 (e)	1,327	1,297
5.94%, 8/25/2036 (e)	8,600	7,686
6.00%, 8/25/2036 (e)	2,994	2,720
5.56%, 10/25/2036 (e)	9,732	8,064
5.71%, 4/25/2037 (e)	2,900	2,754
5.71%, 4/25/2037 (e)	2,895	2,667
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026	49	50
6.37%, 12/15/2028	400	415
5.74%, 6/15/2032	3,241	3,276
0.81%, 3/15/2034 (c)(e)	48,517	304
0.50%, 3/15/2036 (c)(e)	7,098	163
1.22%, 3/15/2036 (c)(e)	5,424	110
0.84%, 8/15/2036 (c)(e)	9,637	128
5.41%, 9/15/2039 (e)	1,200	1,094
0.68%, 2/15/2040 (e)	14,874	402
5.46%, 2/15/2040 (e)	200	181
5.48%, 2/15/2040 (e)	3,400	2,758
5.49%, 2/15/2040 (e)	5,805	5,261
0.18%, 7/15/2040 (c)	72,124	1,296
5.86%, 7/15/2040 (e)	4,795	4,783
6.45%, 7/17/2040 (e)	3,540	2,656
6.15%, 4/15/2041 (e)	3,820	3,004
6.37%, 9/15/2045 (e)	775	738
6.46%, 9/15/2045 (e)	2,780	2,134
Lehman XS Trust
3.12%, 6/25/2047 (e)	10,239	7,793
Luminent Mortgage Trust
3.08%, 5/25/2046 (e)(f)	2,903	2,267
Merrill Lynch Alternative Note Asset Trust
3.11%, 4/25/2037 (e)	8,225	4,331
Merrill Lynch Mortgage Investors Inc
3.25%, 8/25/2036 (e)	381	193
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	4,170	3,915
5.80%, 5/12/2039 (e)	4,065	4,100
5.84%, 5/12/2039 (e)	2,960	2,784
0.68%, 2/12/2042 (e)	24,659	206
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)	3,995	3,649
0.73%, 8/12/2048 (e)	40,901	1,288
6.16%, 8/12/2049 (e)	10,500	10,595
0.10%, 12/12/2049 (c)(e)	36,833	448
0.84%, 12/12/2049 (e)	131,803	3,566
5.11%, 12/12/2049 (e)	4,085	4,036
5.39%, 12/12/2049 (c)(e)	2,400	1,645
Morgan Stanley Capital I
7.11%, 4/15/2033	89	91
0.60%, 4/14/2040 (c)(e)	15,288	210
1.19%, 1/13/2041 (c)(e)	5,942	156
3.12%, 5/24/2043 (c)(e)(g)	4,600	3,634
0.07%, 12/15/2043 (c)(e)	43,585	479
5.36%, 3/15/2044 (e)	9,300	8,976
3.27%, 8/25/2046 (e)(f)(g)	5,500	3,135
5.81%, 4/12/2049 (e)	4,365	4,300
5.81%, 4/12/2049	3,800	2,714
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	11	12
0.91%, 4/15/2034 (c)(e)	2,909	19
Nationslink Funding Corp
7.23%, 6/20/2031	55	55
Nomura Asset Acceptance Corp
3.25%, 2/25/2035 (e)	289	213
Residential Accredit Loans Inc
3.04%, 2/25/2037 (e)	3,352	2,150
3.08%, 7/25/2037 (e)	9,315	7,358
See accompanying notes

107

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust
4.11%, 2/20/2034 (e)(f)	$2,850	$2,664
3.03%, 2/20/2035 (e)	699	594
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (e)	2,247	2,208
3.59%, 8/25/2034 (e)	3,317	1,460
3.14%, 3/25/2035 (e)	202	176
5.25%, 12/25/2035	2,015	1,697
5.25%, 2/25/2036 (e)	2,766	2,595
3.08%, 7/25/2037 (e)(f)	7,819	5,363
Structured Asset Mortgage Investments Inc
3.20%, 5/25/2045 (e)	759	553
3.21%, 9/25/2045 (e)	1,019	810
Structured Asset Securities Corp
4.79%, 11/25/2035 (e)	3,446	2,815
5.50%, 6/25/2036 (e)	5,000	4,115
Thornburg Mortgage Securities Trust
3.16%, 10/25/2035 (e)	3,537	3,503
Wachovia Bank Commercial Mortgage Trust
0.25%, 11/15/2035 (c)	64,897	551
0.60%, 10/15/2041 (c)(e)	53,079	633
0.43%, 3/15/2042 (c)(e)	89,878	783
4.94%, 4/15/2042	5,535	5,407
5.25%, 12/15/2043	3,550	3,497
5.34%, 12/15/2043 (e)	10,000	9,637
5.48%, 12/15/2043	1,115	790
5.60%, 12/15/2043	2,960	1,867
4.52%, 5/15/2044	3,665	3,633
5.88%, 3/15/2045 (e)	1,569	1,152
5.80%, 7/15/2045	5,000	4,680
5.82%, 5/15/2046 (e)	4,000	3,675
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (c)	1,467	1,442
WaMu Mortgage Pass Through Certificates
3.53%, 12/25/2027 (e)(f)	5,557	3,936
3.80%, 6/25/2034 (e)	1,345	1,333
4.68%, 5/25/2035 (e)	945	924
5.70%, 6/25/2037 (e)	2,312	2,154
3.04%, 7/25/2044 (e)	581	515
3.21%, 1/25/2045 (e)	521	422
3.26%, 1/25/2045 (e)(f)	983	638
3.30%, 1/25/2045 (e)(f)	8,417	6,370
3.43%, 1/25/2045 (e)	1,957	871
3.13%, 4/25/2045 (e)	398	329
3.17%, 4/25/2045 (e)	398	272
3.18%, 7/25/2045 (e)	891	732
3.14%, 11/25/2045 (e)	1,174	1,095
3.27%, 11/25/2045 (e)(f)	5,257	4,738
3.12%, 8/25/2046 (e)(f)	2,500	1,722
Washington Mutual Alternative Mortgage
3.08%, 1/25/2047 (e)	5,430	3,535
Wells Fargo Mortgage Backed Securities
3.20%, 1/25/2034 (e)	1,242	1,225
4.21%, 3/25/2035 (e)	2,636	2,477
4.99%, 10/25/2035 (e)	1,821	1,821

		618,546

Multi-Line Insurance (0.72%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)	1,400	1,300
American International Group Inc
5.85%, 1/16/2018	2,250	2,248
AXA SA
6.38%, 12/29/2049 (c)(e)	910	783
6.46%, 12/31/2049 (b)(c)(e)	910	754
CNA Financial Corp
6.00%, 8/15/2011	1,875	1,898
Genworth Financial Inc
6.15%, 11/15/2066 (e)	2,650	2,219
ING Groep NV
5.78%, 12/ 8/2035	3,125	2,685
Metropolitan Life Global Funding I
2.95%, 3/17/2009 (c)(e)	1,625	1,624
3.11%, 5/17/2010 (c)(e)	5,750	5,633
XL Capital Ltd
6.50%, 12/31/2049 (e)	1,885	1,320

		20,464

Multimedia (0.51%)
News America Inc
6.65%, 11/15/2037	2,310	2,388
Quebecor Media Inc
7.75%, 3/15/2016	750	722
Time Warner Inc
3.30%, 11/13/2009 (e)(f)	3,200	3,088
Viacom Inc
3.15%, 6/16/2009 (e)(f)	3,650	3,599
5.75%, 4/30/2011	665	672
Walt Disney Co/The
3.09%, 9/10/2009 (e)(f)	3,950	3,943

		14,412

Music (0.03%)
WMG Acquisition Corp
7.38%, 4/15/2014	1,200	996

Mutual Insurance (0.06%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (c)(e)	2,000	1,844

Non-Hazardous Waste Disposal (0.15%)
Allied Waste North America Inc
7.88%, 4/15/2013	1,750	1,818
Oakmont Asset Trust
4.51%, 12/22/2008 (c)	1,600	1,609
See accompanying notes

108

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management Inc
5.00%, 3/15/2014	$10	$10
WCA Waste Corp
9.25%, 6/15/2014	825	833

		4,270

Office Automation & Equipment (0.09%)
Xerox Corp
5.50%, 5/15/2012	1,895	1,895
6.40%, 3/15/2016	775	790

		2,685

Office Furnishings — Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011	1,290	1,307

Oil — Field Services (0.32%)
BJ Services Co
3.25%, 6/1/2008 (e)	3,875	3,876
Halliburton Co
5.50%, 10/15/2010	1,655	1,709
Key Energy Services Inc
8.38%, 12/1/2014 (c)	700	725
Weatherford International Ltd
7.00%, 3/15/2038	2,600	2,799

		9,109

Oil & Gas Drilling (0.12%)
Transocean Inc
3.21%, 9/ 5/2008 (e)(f)	3,400	3,393

Oil Company — Exploration & Production (1.34%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (e)	4,075	4,005
Canadian Natural Resources Ltd
5.15%, 2/1/2013	2,015	2,041
6.75%, 2/1/2039	3,900	4,071
Chesapeake Energy Corp
7.63%, 7/15/2013	2,780	2,912
Citic Resources Finance Ltd
6.75%, 5/15/2014 (c)	1,250	1,187
Compton Petroleum Finance Corp
7.63%, 12/1/2013	650	642
Denbury Resources Inc
7.50%, 12/15/2015	175	180
EnCana Corp
6.30%, 11/1/2011	175	183
Forest Oil Corp
8.00%, 12/15/2011	845	893
Husky Oil Co
7.55%, 11/15/2016	325	357
KCS Energy Inc
7.13%, 4/1/2012	600	582
Marathon Oil Canada Corp
8.38%, 5/1/2012	1,530	1,689
Newfield Exploration Co
6.63%, 9/1/2014	1,860	1,846
Nexen Inc
5.05%, 11/20/2013	4,085	4,010
7.88%, 3/15/2032	500	558
6.40%, 5/15/2037	1,825	1,785
PetroHawk Energy Corp
9.13%, 7/15/2013	2,650	2,802
Pioneer Natural Resources Co
6.65%, 3/15/2017	3,245	3,189
Plains Exploration & Production Co
7.75%, 6/15/2015	1,300	1,333
Southwestern Energy Co
7.50%, 2/1/2018 (c)	890	943
Swift Energy Co
7.63%, 7/15/2011	565	572
7.13%, 6/1/2017	2,005	1,920
XTO Energy Inc
7.50%, 4/15/2012	190	207
5.90%, 8/1/2012	400	414

		38,321

Oil Company — Integrated (0.19%)
ConocoPhillips Holding Co
6.95%, 4/15/2029	100	114
Husky Energy Inc
6.25%, 6/15/2012	2,275	2,372
6.80%, 9/15/2037	1,600	1,624
Petrobras International Finance Co
8.38%, 12/10/2018	600	708
Petronas Capital Ltd
7.88%, 5/22/2022 (c)	545	667

		5,485

Oil Refining & Marketing (0.64%)
Premcor Refining Group Inc/The
6.75%, 2/1/2011	1,675	1,718
Tesoro Corp
6.25%, 11/1/2012	1,960	1,872
6.63%, 11/1/2015	1,115	1,048
Valero Energy Corp
4.75%, 4/1/2014	1,500	1,473
6.63%, 6/15/2037	12,365	12,045

		18,156

Paper & Related Products (0.15%)
Alto Parana SA
6.38%, 6/ 9/2017 (c)	2,290	2,292
Celulosa Arauco y Constitucion SA
5.13%, 7/9/2013	205	202
Rock-Tenn Co
9.25%, 3/15/2016 (c)	1,565	1,643

		4,137

See accompanying notes

109

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Pharmacy Services (0.25%)
Medco Health Solutions Inc
7.25%, 8/15/2013	$3,285	$3,480
7.13%, 3/15/2018	1,835	1,926
Omnicare Inc
6.75%, 12/15/2013	250	232
6.88%, 12/15/2015	1,600	1,460

		7,098

Physician Practice Management (0.06%)
US Oncology Holdings Inc
7.95%, 3/15/2012 (e)	316	254
US Oncology Inc
9.00%, 8/15/2012	1,300	1,320

		1,574

Pipelines (1.53%)
Boardwalk Pipelines LLC
5.50%, 2/1/2017	540	510
Copano Energy LLC
8.13%, 3/1/2016	760	791
Enbridge Energy Partners LP
4.00%, 1/15/2009	388	387
7.50%, 4/15/2038 (c)	3,060	3,278
Energy Transfer Partners LP
7.50%, 7/1/2038	3,870	4,143
Holly Energy Partners LP
6.25%, 3/1/2015	1,000	915
MarkWest Energy Partners LP/MarkWest Energy Finance Corp
8.50%, 7/15/2016	1,000	1,035
8.75%, 4/15/2018 (c)	1,870	1,940
National Fuel Gas Co
5.25%, 3/1/2013	350	337
NGPL PipeCo LLC
6.51%, 12/15/2012 (c)	3,500	3,605
7.12%, 12/15/2017 (c)	2,800	2,936
Northwest Pipeline Corp
5.95%, 4/15/2017	1,345	1,330
ONEOK Partners LP
5.90%, 4/1/2012	2,150	2,188
Pacific Energy Partners LP
6.25%, 9/15/2015	4,500	4,360
Sonat Inc
7.63%, 7/15/2011	6,275	6,587
Southern Natural Gas Co
8.00%, 3/1/2032	1,970	2,189
TEPPCO Partners LP
7.63%, 2/15/2012	1,080	1,129
Transcontinental Gas Pipe Line Corp
7.00%, 8/15/2011	4,385	4,648
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(c)	1,700	1,296

		43,604

Printing — Commercial (0.07%)
Cadmus Communications Corp
8.38%, 6/15/2014	750	600
Sheridan Group Inc/The
10.25%, 8/15/2011	650	600
Valassis Communications Inc
8.25%, 3/1/2015	750	667

		1,867

Private Corrections (0.10%)
Corrections Corp of America
7.50%, 5/1/2011	2,690	2,730

Property & Casualty Insurance (0.21%)
Chubb Corp
6.38%, 3/29/2037 (e)	2,005	1,871
Crum & Forster Holdings Corp
7.75%, 5/1/2017	1,000	965
Markel Corp
7.35%, 8/15/2034	135	136
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)	1,730	1,514
WR Berkley Corp
6.25%, 2/15/2037	1,820	1,578

		6,064

Publishing — Newspapers (0.01%)
Block Communications Inc
8.25%, 12/15/2015 (c)	350	335
Publishing — Periodicals (0.10%)
Dex Media West LLC/Dex Media Finance Co
9.88%, 8/15/2013	500	471
Idearc Inc
8.00%, 11/15/2016	1,200	780
Nielsen Finance LLC / Nielsen Finance Corp
10.00%, 8/1/2014 (c)	1,415	1,472

		2,723

Quarrying (0.22%)
Compass Minerals International Inc
0.00%, 6/1/2013 (a)(e)	1,000	1,045
Vulcan Materials Co
4.05%, 12/15/2010 (e)	4,325	4,286
5.60%, 11/30/2012	1,000	1,007

		6,338

Radio (0.03%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/1/2014	1,000	940

Real Estate Operator & Developer (0.11%)
Duke Realty LP
5.63%, 8/15/2011	980	943
Regency Centers LP
8.45%, 9/1/2010	940	1,003
See accompanying notes

110

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Real Estate Operator & Developer (continued)
Regency Centers LP (continued)
5.88%, 6/15/2017	$1,235	$1,107

		3,053

Regional Banks (2.09%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (e)	3,640	2,683
BAC Capital Trust XIV
5.63%, 3/15/2043 (e)	2,385	1,916
Bank of America Corp
3.21%, 8/2/2010 (e)	3,290	3,234
5.65%, 5/1/2018 (d)	2,540	2,526
8.13%, 5/15/2018 (e)	6,850	7,001
8.00%, 12/29/2049 (b)(e)	5,775	5,875
Capital One Financial Corp
3.27%, 9/10/2009 (e)(f)	3,500	3,188
5.70%, 9/15/2011	1,570	1,533
First Union Institutional Capital I
8.04%, 12/1/2026	1,000	996
Keycorp
2.99%, 5/26/2009 (e)(f)	3,000	2,963
PNC Funding Corp
3.04%, 1/31/2012 (e)(f)	4,625	4,348
PNC Preferred Funding Trust I
8.70%, 2/28/2049 (c)(e)	2,400	2,305
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)	1,580	1,201
Wachovia Corp
5.63%, 12/15/2008	865	869
6.38%, 2/1/2009	365	367
5.50%, 5/1/2013	5,000	5,013
5.75%, 2/1/2018	5,395	5,376
Wells Fargo & Co
3.29%, 8/20/2010 (e)	640	637
4.38%, 1/31/2013	7,705	7,622

		59,653

Reinsurance (0.25%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	3,350	2,874
PartnerRe Finance II
6.44%, 12/1/2066 (e)	1,320	1,053
Platinum Underwriters Finance Inc
7.50%, 6/1/2017	3,170	3,116

		7,043

REITS — Apartments (0.06%)
BRE Properties Inc
5.50%, 3/15/2017	1,385	1,207
UDR Inc
6.50%, 6/15/2009	395	400

		1,607

REITS — Diversified (0.28%)
iStar Financial Inc
3.14%, 9/15/2009 (e)	2,425	2,171
3.34%, 3/9/2010 (e)	3,425	3,052
5.85%, 3/15/2017	3,500	2,905

		8,128

REITS — Healthcare (0.52%)
HCP Inc
3.25%, 9/15/2008 (e)(f)	4,500	4,426
5.65%, 12/15/2013	2,900	2,642
6.00%, 1/30/2017	1,750	1,507
Nationwide Health Properties Inc
6.50%, 7/15/2011	585	599
6.25%, 2/1/2013	5,700	5,668

		14,842

REITS — Hotels (0.14%)
Hospitality Properties Trust
5.13%, 2/15/2015	825	710
6.30%, 6/15/2016	1,800	1,619
6.70%, 1/15/2018	2,000	1,787

		4,116

REITS — Office Property (0.22%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	2,325	2,242
5.70%, 5/1/2017	1,945	1,639
Highwoods Properties Inc
5.85%, 3/15/2017	1,245	1,080
HRPT Properties Trust
3.40%, 3/16/2011 (e)	1,408	1,287

		6,248

REITS — Regional Malls (0.01%)
Simon Property Group LP
4.60%, 6/15/2010	375	372
REITS — Shopping Centers (0.12%)
Developers Diversified Realty Corp
5.38%, 10/15/2012	2,560	2,390
Federal Realty Investment Trust
6.20%, 1/15/2017	1,170	1,131

		3,521

REITS — Single Tenant (0.03%)
National Retail Properties Inc
6.88%, 10/15/2017	935	896

REITS — Warehouse & Industrial (0.16%)
Prologis
3.34%, 8/24/2009 (e)	4,800	4,622

Rental — Auto & Equipment (0.62%)
Erac USA Finance Co
3.15%, 4/30/2009 (c)(e)(f)	6,350	6,328
See accompanying notes

111

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Rental — Auto & Equipment (continued)
Erac USA Finance Co (continued)
3.34%, 8/28/2009 (c)(e)	$1,900	$1,907
5.90%, 11/15/2015 (c)	3,750	3,356
6.38%, 10/15/2017 (c)	2,600	2,349
7.00%, 10/15/2037 (c)	2,600	2,159
United Rentals North America Inc
6.50%, 2/15/2012	1,200	1,125
7.75%, 11/15/2013	500	431

		17,655

Retail — Apparel & Shoe (0.07%)
Collective Brands Inc
8.25%, 8/1/2013	850	767
Phillips-Van Heusen Corp
8.13%, 5/1/2013	750	776
7.75%, 11/15/2023	475	462

		2,005

Retail — Automobile (0.11%)
Asbury Automotive Group Inc
8.00%, 3/15/2014 (b)	750	679
AutoNation Inc
4.71%, 4/15/2013 (e)	1,500	1,296
Penske Auto Group Inc
7.75%, 12/15/2016	1,150	1,046

		3,021

Retail — Discount (0.21%)
Target Corp
5.38%, 6/15/2009	80	82
5.88%, 3/1/2012 (b)	280	292
Wal-Mart Stores Inc
6.50%, 8/15/2037	2,240	2,377
6.20%, 4/15/2038	3,140	3,196

		5,947

Retail — Drug Store (0.21%)
CVS Caremark Corp
3.38%, 6/1/2010 (e)	4,710	4,571
Rite Aid Corp
8.13%, 5/1/2010	1,450	1,450

		6,021

Retail — Propane Distribution (0.08%)
Amerigas Partners LP
7.25%, 5/20/2015	550	556
AmeriGas Partners LP/AP Eagle Finance Corp
7.13%, 5/20/2016	450	453
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	500	487
8.25%, 3/1/2016	500	513
8.25%, 3/1/2016 (c)	290	297

		2,306

Retail — Restaurants (0.08%)
Darden Restaurants Inc
6.20%, 10/15/2017	1,690	1,642
Landry’s Restaurants Inc
9.50%, 12/15/2014	700	680

		2,322

Rubber — Tires (0.07%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (e)	840	841
8.63%, 12/1/2011	1,000	1,075

		1,916

Satellite Telecommunications (0.03%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (e)	750	757
Savings & Loans — Thrifts (0.13%)
Washington Mutual Inc
3.01%, 1/15/2010 (e)	3,750	3,475
5.25%, 9/15/2017	205	174

		3,649

Schools (0.03%)
Knowledge Learning Corp Inc
7.75%, 2/1/2015 (c)	970	931
Seismic Data Collection (0.06%)
Cie Generate de Geophysique-Veritas
7.50%, 5/15/2015	1,210	1,249
7.75%, 5/15/2017	400	413

		1,662

Sovereign (0.04%)
Mexico Government International Bond
3.41%, 1/13/2009 (e)	1,135	1,137
Special Purpose Banks (0.11%)
Korea Development Bank
3.22%, 10/20/2009 (e)	760	761
2.82%, 4/3/2010 (e)(f)	2,335	2,327

		3,088

Special Purpose Entity (1.12%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)	835	675
Axcan Intermediate Holdings Inc
9.25%, 3/1/2015 (c)	2,000	2,005
BAE Systems Holdings Inc
6.40%, 12/15/2011 (c)	3,305	3,438
5.20%, 8/15/2015 (c)	3,420	3,308
Capital One Capital IV
6.75%, 2/17/2037	1,640	1,325
Genworth Life Institutional Funding Trust
5.88%, 5/3/2013 (c)(d)	2,515	2,514
Hawker Beechcraft Acquisition Co LLC
8.50%, 4/1/2015	1,400	1,477
See accompanying notes

112

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Entity (continued)
John Hancock Global Funding II
2.85%, 4/3/2009 (c)(e)	$2,550	$2,555
JP Morgan Chase Capital XXII
6.45%, 2/2/2037	750	672
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(e)	1,865	1,602
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	1,465	1,527
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (c)(e)	2,260	2,260
Santander Perpetual SA Unipersonal
6.67%, 10/24/2017 (c)(e)	1,500	1,425
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(e)	2,740	2,442
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(e)	1,925	1,747
Universal City Development Partners
11.75%, 4/1/2010	1,000	1,038
USB Realty Corp
6.09%, 12/22/2049 (c)(e)	985	724
Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (c)(e)	1,200	1,212

		31,946

Specified Purpose Acquisition (0.06%)
ESI Tractebel Acquisition Corp
7.99%, 12/30/2011	1,634	1,668

Steel — Producers (0.41%)
Evraz Group SA
9.50%, 4/24/2018 (c)	1,500	1,519
Ispat Inland ULC
9.75%, 4/1/2014	1,900	2,026
Steel Dynamics Inc
7.38%, 11/1/2012 (c)	3,140	3,195
6.75%, 4/1/2015	1,000	987
7.75%, 4/15/2016 (c)	2,290	2,342
United States Steel Corp
6.05%, 6/1/2017	1,820	1,731

		11,800

Steel Pipe & Tube (0.03%)
Mueller Water Products Inc
7.38%, 6/1/2017	1,000	870

Supranational Bank (0.01%)
Corp Andina de Fomento
6.88%, 3/15/2012	210	220

Telecommunication Equipment (0.10%)
Lucent Technologies Inc
5.50%, 11/15/2008	1,789	1,789
Nortel Networks Ltd
6.96%, 7/15/2011 (e)	1,200	1,131

		2,920

Telecommunication Services (0.25%)
Fairpoint Communications Inc
13.13%, 4/1/2018 (c)	1,440	1,454
Globo Comunicacoe e Participacoes SA
7.25%, 4/26/2022 (c)	1,155	1,167
MasTec Inc
7.63%, 2/1/2017	900	787
Qwest Corp
7.88%, 9/1/2011	1,000	1,025
Telcordia Technologies Inc
6.46%, 7/15/2012 (c)(e)	2,020	1,677
West Corp
9.50%, 10/15/2014	1,000	955

		7,065

Telephone — Integrated (1.92%)
AT&T Corp
7.30%, 11/15/2011 (e)(h)	2,070	2,226
AT&T Inc
4.95%, 1/15/2013 (b)	4,000	4,026
6.30%, 1/15/2038	4,425	4,418
British Telecommunications PLC
5.15%, 1/15/2013	1,500	1,507
Cincinnati Bell Inc
8.38%, 1/15/2014	370	368
Deutsche Telekom International Finance
2.78%, 3/23/2009 (e)	3,175	3,137
Koninklijke KPN NV
8.00%, 10/1/2010	1,075	1,149
KT Corp
4.88%, 7/15/2015 (c)	700	660
Qwest Capital Funding Inc
7.00%, 8/3/2009	10,245	10,245
Qwest Communications International Inc
7.50%, 2/15/2014	850	835
Sprint Nextel Corp
3.07%, 6/28/2010 (e)	2,500	2,163
Telecom Italia Capital SA
3.72%, 2/1/2011 (e)	845	784
3.34%, 7/18/2011 (e)	2,175	2,009
6.38%, 11/15/2033	2,610	2,423
Telefonica Emisiones SAU
2.84%, 6/19/2009 (e)	2,200	2,176
5.98%, 6/20/2011	1,415	1,445
3.44%, 2/4/2013 (a)(d)(e)	2,075	1,920
5.86%, 2/4/2013 (d)	1,670	1,716
Telefonica Europe BV
7.75%, 9/15/2010	760	815
Verizon Communications Inc
4.35%, 2/15/2013	4,030	3,972
See accompanying notes

113

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Telephone — Integrated (continued)
Verizon Communications Inc (continued)
6.40%, 2/15/2038	$3,070	$3,127
6.90%, 4/15/2038	3,390	3,671

		54,792

Television (0.10%)
Allbritton Communications Co
7.75%, 12/15/2012	750	758
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	380	387
Univision Communications Inc
7.85%, 7/15/2011	1,020	969
Videotron Ltee
6.88%, 1/15/2014	725	707

		2,821

Theaters (0.07%)
AMC Entertainment Inc
8.63%, 8/15/2012 (b)	900	927
Cinemark Inc
0.00%, 3/15/2014 (a)(e)	1,250	1,178

		2,105

Tobacco (0.18%)
Reynolds American Inc
7.25%, 6/1/2013	3,950	4,158
6.75%, 6/15/2017	975	988

		5,146

Tools — Hand Held (0.11%)
Snap-On Inc
2.84%, 1/12/2010 (e)(f)	3,200	3,134

Transport — Rail (0.08%)
CSX Transportation Inc
6.25%, 1/15/2023	2,000	2,038
Union Pacific Corp
4.70%, 1/2/2024	180	174

		2,212

Transport — Services (0.06%)
FedEx Corp
3.50%, 4/1/2009	260	259
TGI International Ltd
9.50%, 10/3/2017 (c)(d)	1,500	1,596

		1,855

Travel Services (0.05%)
Travelport LLC
7.70%, 9/1/2014 (e)	450	389
9.88%, 9/1/2014	500	483
11.88%, 9/l/2016 (b)	500	458

		1,330

Wire & Cable Products (0.07%)
Coleman Cable Inc
9.88%, 10/1/2012	1,250	1,144
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	850	839

		1,983

TOTAL BONDS		$2,201,270

SENIOR FLOATING RATE INTERESTS (1.41%)
Aerospace & Defense (0.07%)
Hawker Beechcraft Inc, Letter of Credit
4.73%, 3/26/2014 (e)	107	102
Hawker Beechcraft Inc, Term Loan B
4.70%, 3/26/2014 (e)	1,838	1,750

		1,852

Applications Software (0.13%)
Metavante Corp, Term Loan B
6.70%, 11/1/2014 (e)	3,750	3,575

Auto/Truck Parts & Equipment — Replacement (0.08%)
Allison Transmission Inc, Term Loan B
5.75%, 8/7/2014 (e)	2,488	2,334

Cellular Telecommunications (0.05%)
Alltel Holdings Corp, Term Loan B
5.93%, 5/31/2015 (e)	1,493	1,374

Data Processing & Management (0.09%)
First Data Corporation, Term Loan B1
5.35%, 12/24/2014 (e)	995	935
First Data Corporation, Term Loan B2
5.35%, 9/24/2014 (e)	746	701
First Data Corporation, Term Loan B3
5.35%, 9/24/2014 (e)	995	935

		2,571

Electric — Integrated (0.14%)
Texas Competitive Electric Holdings Company, Term Loan B2
8.40%, 10/29/2014 (e)	2,286	2,190
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (e)	1,990	1,903

		4,093

Health Care Services (0.09%)
Community Health Systems Inc, Term Loan B
5.32%, 7/25/2014 (e)	2,809	2,688

Medical — Hospitals (0.12%)
HCA Inc, Term Loan B1
4.95%, 11/18/2013 (e)	3,482	3,309

Non-Hazardous Waste Disposal (0.10%)
Allied Waste North America Inc, Term Loan B
0.00%, 3/28/2014 (e)(i)	3,000	2,899
See accompanying notes

114

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Racetracks (0.17%)
Penn National Gaming Inc, Term Loan B
4.45%, 10/3/2012 (e)	$5,004	$4,850

Retail — Building Products (0.18%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012 (e)	5,174	5,122

Satellite Telecommunications (0.16%)
Intelsat Corp, Term Loan B
5.18%, 1/3/2014 (e)	3,000	2,832
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (e)	1,848	1,739
Telesat Canada Inc, Term Loan DD
6.26%, 10/31/2014 (e)	40	38

		4,609

Telecommunication Services (0.03%)
Fairpoint Communications Inc, Term Loan B
5.75%, 3/8/2015 (e)	1,000	885

TOTAL SENIOR FLOATING RATE INTERESTS		$40,161

TAX-EXEMPT BONDS (0.58%)
California (0.25%)
University of California FGIC
5.00%, 5/15/2026	7,000	7,263

Puerto Rico (0.33%)
Puerto Rico Public Buildings Authority
5.50%, 7/1/2024	8,500	9,331

TOTAL TAX-EXEMPT BONDS		$16,594

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (53.88%)
Federal Home Loan Mortgage Corporation (FHLMC) (21.88%)
4.50%, 5/1/2023 (j)	19,325	19,053
5.00%, 5/1/2023 (j)	5,080	5,109
5.50%, 5/1/2038 (j)	122,500	123,266
6.00%, 5/1/2038 (j)	58,050	59,374
5.00%, 6/1/2038 (j)	78,350	76,807
5.50%, 6/1/2038 (j)	66,040	66,288
6.00%, 6/1/2038 (j)	73,740	75,238
5.50%, 4/1/2009	21	21
5.50%, 8/1/2009	58	59
4.50%, 12/1/2009	600	610
4.50%, 4/1/2011	2,469	2,510
7.00%, 8/1/2016	11	11
6.50%, 6/1/2017	520	539
6.00%, 7/1/2017	194	200
5.50%, 3/1/2018	408	417
5.00%, 5/1/2018	3,151	3,189
5.00%, 10/1/2018	1,945	1,969
5.50%, 12/1/2018	9	9
5.00%, 1/1/2019	3,072	3,107
6.00%, 3/1/2022	549	566
6.00%, 7/1/2023	1,800	1,854
5.50%, 6/1/2024	819	832
5.00%, 2/1/2026	10,928	10,898
6.00%, 6/1/2028	35	36
6.00%, 1/1/2029	13	13
6.50%, 3/1/2029	57	59
6.50%, 3/1/2029	9	9
6.50%, 5/1/2029	83	86
7.00%, 12/1/2029	29	31
7.00%, 6/1/2030	29	31
7.50%, 9/1/2030	14	15
7.50%, 9/1/2030	10	10
8.00%, 9/1/2030	129	140
8.00%, 11/1/2030	—	1
7.00%, 12/1/2030	41	43
7.50%, 12/1/2030	3	3
7.50%, 1/1/2031	55	59
6.00%, 3/1/2031	103	106
7.50%, 3/1/2031	20	22
6.00%, 4/1/2031	18	18
6.50%, 4/1/2031	44	46
6.50%, 6/1/2031	4	4
7.00%, 6/1/2031	2	2
6.50%, 9/1/2031	44	46
7.00%, 9/1/2031	12	13
6.00%, 12/1/2031	500	515
6.00%, 2/1/2032	10	10
6.50%, 2/1/2032	35	37
6.50%, 2/1/2032	29	30
7.50%, 2/1/2032	29	31
6.50%, 5/1/2032	109	114
6.00%, 12/1/2032	485	499
6.00%, 2/1/2033	368	378
5.50%, 4/1/2033	860	868
5.50%, 5/1/2033	1,011	1,021
5.50%, 10/1/2033	851	860
5.50%, 12/1/2033	3,687	3,724
6.00%, 12/1/2033	832	856
5.50%, 9/1/2034	2,922	2,949
5.50%, 2/1/2035	4,402	4,437
5.00%, 7/1/2035	1,681	1,655
5.00%, 10/1/2035	3,303	3,252
6.50%, 10/1/2035	417	432
6.00%, 8/1/2036	1,747	1,790
6.00%, 10/1/2036 (e)	4,526	4,635
6.50%, 11/1/2036	3,891	4,035
6.00%, 12/1/2037 (e)	5,224	5,349
See accompanying notes

115

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 1/1/2038 (e)	$1,602	$1,640
6.50%, 2/1/2038 (e)	21,311	22,094
5.06%, 7/1/2034 (e)	329	334
5.86%, 6/1/2035 (e)	3,377	3,460
4.66%, 8/1/2035 (e)	1,518	1,527
4.83%, 8/1/2035 (e)	6,990	7,085
4.98%, 9/1/2035 (e)	4,356	4,426
5.22%, 11/1/2035 (e)	831	841
5.35%, 12/1/2035 (e)	1,493	1,502
5.44%, 12/1/2035 (e)	246	251
6.53%, 7/1/2036 (e)	4,459	4,592
6.49%, 8/1/2036 (e)	8,943	9,283
5.68%, 10/1/2036 (e)	13,767	13,999
6.51%, 10/1/2036 (e)	2,139	2,210
6.15%, 12/1/2036	6,000	6,152
6.50%, 1/1/2037 (e)	7,408	7,644
6.52%, 1/1/2037 (e)	3,185	3,275
5.54%, 2/1/2037 (e)	3,757	3,838
5.63%, 2/1/2037 (e)	4,643	4,736
5.95%, 2/1/2037 (e)	8,746	8,963
5.85%, 4/1/2037 (e)	17,224	17,534
6.29%, 4/1/2037 (e)	2,498	2,563
5.64%, 5/1/2037	989	1,010
6.08%, 5/1/2037 (e)	1,192	1,218
5.57%, 8/1/2037 (e)	3,235	3,294

		623,667

Federal National Mortgage Association (FNMA) (16.20%)
4.50%, 5/1/2023 (j)	35,375	34,922
5.00%, 5/1/2023 (j)	42,450	42,662
5.50%, 5/1/2023 (j)	9,990	10,171
5.50%, 5/1/2038 (j)	63,760	64,099
6.00%, 5/1/2038 (j)	38,050	38,894
5.00%, 6/1/2038 (j)	99,465	97,476
5.50%, 6/1/2038 (j)	16,515	16,561
6.00%, 5/1/2009	7	7
6.00%, 5/1/2009	10	10
6.00%, 7/1/2009	49	49
6.00%, 7/1/2009	23	23
5.00%, 3/1/2010	458	471
6.50%, 4/1/2010	14	14
6.50%, 1/1/2011	10	11
6.50%, 2/1/2011	65	66
6.50%, 3/1/2011	101	104
6.50%, 7/1/2016	15	15
6.50%, 2/1/2017	67	70
6.50%, 3/1/2017	26	27
6.50%, 4/1/2017	22	23
6.50%, 8/1/2017	441	458
5.00%, 9/1/2017	828	837
5.50%, 9/1/2017	167	171
5.50%, 10/1/2017	349	358
5.00%, 3/1/2018	1,329	1,343
4.50%, 1/1/2020	2,249	2,234
6.00%, 10/1/2021	3,805	3,922
6.50%, 5/1/2022	37	38
5.50%, 2/1/2023	648	658
6.00%, 2/1/2023	198	204
5.50%, 6/1/2023	2,690	2,731
5.50%, 7/1/2023	41	42
6.50%, 12/1/2031	30	31
6.50%, 2/1/2032	23	24
6.50%, 2/1/2032	51	53
7.00%, 2/1/2032	67	71
7.00%, 3/1/2032	195	208
6.50%, 4/1/2032	31	33
6.00%, 5/1/2032	54	56
6.50%, 6/1/2032	13	13
6.50%, 8/1/2032	147	153
7.50%, 8/1/2032	90	96
6.77%, 11/1/2032 (e)	469	476
6.29%, 12/1/2032 (e)	536	541
5.50%, 7/1/2033	1,513	1,526
3.49%, 8/1/2033 (e)	3,155	3,162
5.50%, 9/1/2033	2,074	2,092
4.16%, 12/1/2033 (e)	2,691	2,697
4.40%, 12/1/2033 (e)	3,294	3,302
5.01%, 5/l/2034 (e)	3,028	3,123
4.24%, 6/1/2034 (e)	834	838
4.33%, 7/1/2034 (e)	1,307	1,319
4.27%, 12/1/2034 (e)	1,131	1,139
4.58%, 3/1/2035 (e)	1,314	1,327
4.74%, 7/1/2035 (e)	4,830	4,850
5.00%, 7/1/2035	1,648	1,622
5.08%, 8/1/2035 (e)	1,700	1,725
5.73%, 2/1/2036 (e)	1,062	1,072
6.37%, 3/1/2036 (e)(f)	6,269	6,432
6.00%, 5/1/2036	1,245	1,274
5.79%, 6/1/2036 (e)	431	440
6.00%, 7/1/2036	2,917	2,986
6.50%, 8/1/2036	637	660
6.50%, 8/1/2036	3,394	3,516
6.50%, 9/1/2036 (b)(e)	12,325	12,768
5.39%, 10/1/2036 (e)	1,025	1,036
6.50%, 10/1/2036	7,262	7,523
6.50%, 11/1/2036	8,106	8,398
5.93%, 12/1/2036 (b)(e)	6,073	6,209
See accompanying notes

116

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 12/1/2036	$11,202	$11,605
5.43%, 1/1/2037 (e)	2,807	2,862
5.49%, 1/1/2037 (e)	8,754	8,995
5.47%, 3/1/2037 (e)	2,957	2,978
5.72%, 4/1/2037 (e)(h)	4,346	4,452
5.73%, 5/1/2037 (b)(e)	4,933	5,055
6.00%, 2/1/2038 (b)(e)	5,798	5,932
6.00%, 2/1/2038 (b)	8,739	8,941
6.00%, 2/1/2038 (b)(e)	7,190	7,357
6.00%, 3/1/2038	2,266	2,319

		461,958

Government National Mortgage Association (GNMA) (2.61%)
5.00%, 5/1/2038 (j)	18,075	17,889
5.50%, 5/1/2038 (j)	25,565	25,893
7.00%, 4/15/2031	1	2
7.00%, 6/15/2031	65	69
7.00%, 7/15/2031	12	13
6.00%, 8/15/2031	99	102
6.00%, 1/15/2032	26	27
6.00%, 2/15/2032	394	407
7.00%, 6/15/2032	366	392
6.50%, 10/15/2032	114	119
6.50%, 12/15/2032	834	870
6.00%, 2/15/2033	169	174
5.00%, 11/15/2033	14,026	13,923
6.00%, 12/15/2033	230	237
5.00%, 6/15/2034	336	333
6.50%, 3/20/2028	43	45
6.00%, 7/20/2028	239	247
6.00%, 11/20/2028	216	223
6.00%, 1/20/2029	229	236
6.50%, 5/20/2029	34	36
6.00%, 7/20/2029	58	60
8.00%, 1/20/2031	22	24
6.50%, 2/20/2032	19	20
6.00%, 11/20/2033	2,881	2,965
5.50%, 5/20/2035	852	863
6.00%, 12/20/2036	9,052	9,305

		74,474

U.S. Treasury (13.19%)
4.50%, 2/15/2009 (b)	15,000	15,312
4.88%, 8/15/2009 (b)	60,000	62,091
3.13%, 11/30/2009 (b)	65,000	65,955
5.00%, 2/15/2011 (b)	27,250	29,170
4.50%, 4/30/2012 (b)	65,000	69,007
4.38%, 8/15/2012 (b)	19,750	20,967
4.25%, 8/15/2013 (b)	11,100	11,732
4.75%, 5/15/2014 (b)	15,000	16,308
4.25%, 11/15/2014 (b)	18,675	19,759
6.25%, 8/15/2023 (b)	15,000	18,053
6.00%, 2/15/2026 (b)	37,150	43,886
6.75%, 8/15/2026 (b)	3,000	3,840
6.13%, 8/15/2029	25	30

		376,110

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,536,209

SHORT TERM INVESTMENTS (4.15%)

Commercial Paper (4.15%)

Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$57,880	$57,880
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	57,880	57,880
Textron Inc
2.90%, 5/1/2008 (f)	2,500	2,500

		118,260

TOTAL SHORT TERM INVESTMENTS		$118,260

REPURCHASE AGREEMENTS (1.48%)

Finance — Investment Banker & Broker (0.05%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $1,449,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (f)	$1,433	$1,433

Money Center Banks (1.43%)

Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $41,166,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (f)	40,700	40,698

TOTAL REPURCHASE AGREEMENTS		$42,131

Total Investments		$4,016,117
Liabilities in Excess of Other Assets, Net — (40.85)%		(1,164,814)

TOTAL NET ASSETS — 100.00%		$2,851,303

See accompanying notes

117

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $274,613 or 9.63% of net assets.

(d)	Security purchased on a when-issued basis.

(e)	Variable Rate

(f)	Security was purchased with the cash proceeds from securities loans.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $32,629 or 1.14% of net assets.

(h)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $3,216 or 0.11% of net assets.

(i)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.

(j)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$34,021
Unrealized Depreciation	(216,371)

Net Unrealized Appreciation (Depreciation)	(182,350)
Cost for federal income tax purposes	4,198,467
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX.NA.IG.10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc.. Expires June 2013.	$157,500	$(2,536)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	2,875	(261)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	2,875	(495)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	2,875	(487)
All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1 month LIBOR plus 10 basis points with Lehman Brothers Special Financing, Inc.. Expires May 2008.	$55,000	$781
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	62.38%
Financial	25.32%
Government	13.29%
Asset Backed Securities	12.82%
Communications	5.93%
Consumer, Non-cyclical	5.61%
Energy	4.23%
Consumer, Cyclical	2.71%
Utilities	2.69%
Industrial	2.41%
Basic Materials	1.38%
Technology	1.22%
Prerefunded	0.33%
Diversified	0.28%
Insured	0.25%
Liabilities in Excess of Other Assets, Net	(40.85%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Credit Default Swaps	0.13%
Total Return Swaps	0.03%
See accompanying notes

118

Schedule of Investments
California Municipal Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (107.73%)
California (107.47%)
Abag Finance Authority for Nonprofit Co
5.25%, 10/1/2026	$1,240	$1,255
Abag Finance Authority for Nonprofit Co ACA
5.70%, 11/1/2013	2,280	2,338
Anaheim Public Financing Authority/CA AMBAC
5.25%, 8/1/2013	2,000	2,147
Baldwin Park Financing Authority/CA AMBAC
5.00%, 8/1/2027	2,635	2,656
Baldwin Park Public Financing Authority
4.63%, 8/1/2016	1,130	1,149
Barstow Redevelopment Agency/CA MBIA
7.00%, 9/1/2014	1,010	1,146
7.00%, 9/1/2014	530	592
Bay Area Governments Association XLCA
5.25%, 9/1/2029	2,000	1,995
Bay Area Toll Authority FSA
6.50%, 4/1/2039	2,000	2,000
California County TOB Securitization Agency
0.00%, 6/1/2028 (a)(b)	2,000	1,497
5.13%, 6/1/2038	2,000	1,664
5.25%, 6/1/2045	2,000	1,651
California Educational Facilities Authority
6.63%, 6/1/2020	870	952
6.63%, 6/1/2020	130	142
California Educational Facilities Authority MBIA
5.10%, 3/1/2014	2,000	2,042
California Health Facilities Financing Authority/CA
5.00%, 4/1/2037	500	482
California Health Facilities Financing Authority/CA AMBAC
4.27%, 7/1/2025	1,500	1,500
California Housing Finance Agency
5.05%, 8/1/2027	2,500	2,379
5.00%, 2/1/2028	5,000	4,788
4.70%, 8/1/2036 (c)	3,150	2,778
4.80%, 8/1/2036 (c)	2,500	2,247
4.88%, 8/1/2041 (c)	6,760	6,080
4.75%, 8/1/2042 (c)	8,400	7,148
California Housing Finance Agency AMBAC
5.10%, 2/1/2009	1,000	1,016
California Infrastructure & Economic Development Bank
5.50%, 10/1/2015	1,000	1,052
California Infrastructure & Economic Development Bank FGIC
5.00%, 8/15/2018	1,155	1,206
California Mobilehome Park Financing Authority/CA
4.50%, 12/15/2036	1,000	803
California Pollution Control Financing Authority
5.00%, 1/1/2022	2,000	1,767
5.13%, 11/1/2023	2,500	2,203
5.00%, 7/1/2027	5,500	4,637
California Pollution Control Financing Authority AMBAC
5.85%, 6/1/2021	2,500	2,503
California Rural Home Mortgage Financing Authority GNMA
7.95%, 12/1/2024	15	16
5.40%, 12/1/2036	995	988
California State Department of Veterans Affairs/CA
5.15%, 12/1/2027	2,000	1,962
California State Department of Water Resources BNP Paribas
2.55%, 5/1/2022	400	400
California State Department of Water Resources FGIC
5.25%, 12/1/2014	3,000	3,271
California State Department of Water Resources FSA
5.00%, 12/1/2018	1,670	1,740
California State Department of Water Resources MBIA
5.25%, 5/1/2015	1,675	1,800
California State Enterprise Authority
5.30%, 9/1/2047	1,200	1,083
California State Public Works Board
5.40%, 10/1/2022	3,000	3,030
5.00%, 4/1/2023	4,200	4,299
5.50%, 6/1/2023	1,980	2,084
5.00%, 6/1/2024	3,000	3,028
5.00%, 6/1/2025	1,750	1,764
California State Public Works Board AMBAC
5.25%, 12/1/2014	1,750	1,875
5.25%, 3/1/2016	1,000	1,060
California Statewide Communities Development Authority
5.00%, 5/15/2020	1,000	980
5.20%, 12/1/2029	1,000	1,006
5.25%, 7/1/2035	2,750	2,475
5.13%, 4/1/2037 (d)	1,500	1,336
5.38%, 12/1/2037	1,000	914
5.00%, 7/1/2039 (c)	3,760	3,218
5.00%, 3/1/2041	2,800	2,678
5.00%, 11/15/2043	5,985	5,802
California Statewide Communities Development Authority FNMA
4.20%, 10/15/2018	1,490	1,516
California Statewide Communities Development Authority FSA
5.25%, 10/1/2015	1,845	2,003
4.17%, 7/1/2041	2,000	2,000
See accompanying notes

119

Schedule of Investments
California Municipal Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
California (continued)
California Statewide Communities Development Authority MBIA
6.50%, 8/1/2012	$2,005	$2,144
Carson Redevelopment Agency MBIA
5.50%, 10/ 1/2016	1,000	1,120
Chino Valley Unified School District FSA
5.25%, 9/1/2013	1,240	1,329
Chula Vista Community Facilities District/CA
5.45%, 9/1/2036	1,000	886
Chula Vista Public Financing Authority/CA FSA
4.50%, 9/2/2013	145	154
City of Alhambra CA MBIA
6.13%, 9/2/2018	5,045	5,292
City of Azusa CA
6.00%, 9/1/2026	2,210	2,210
City of Burbank CA FSA
5.25%, 5/1/2024	3,155	3,321
City of Chula Vista CA MBIA
5.00%, 8/1/2027	3,000	3,035
City of Hawthorne CA
4.60%, 9/1/2021 (c)	1,000	873
5.00%, 9/1/2030 (c)	5,000	4,194
City of Long Beach CA
6.88%, 10/1/2025	2,000	2,007
City of Los Angeles CA AMBAC
5.00%, 3/1/2022	1,445	1,492
City of Los Angeles CA GNMA
6.25%, 9/20/2039	1,000	1,005
City of Modesto C A
5.15%, 9/1/2036	1,000	831
City of Oceanside CA AMBAC
5.25%, 4/1/2016	1,575	1,684
5.25%, 4/1/2018	1,500	1,564
City of Pacifica CA AMBAC
5.00%, 10/1/2024	1,090	1,129
City of Redding C A MBIA
8.73%, 7/1/2022 (b)	2,365	3,170
City of Riverside C A MBIA
5.50%, 9/1/2013	1,100	1,174
City of Sacramento CA
5.00%, 9/2/2020	1,020	944
City of San Jose CA AMBAC
5.00%, 3/1/2037	5,000	4,723
City of San Jose CA FNMA
5.88%, 3/1/2033	1,000	1,006
City of Santa Rosa CA FHA
6.70%, 12/1/2024	4,115	4,120
Coachella Redevelopment Agency
5.88%, 12/1/2028	2,000	1,907
Contra Costa Community College District MBIA
5.00%, 8/1/2029	5,000	5,118
Contra Costa County Public Financing Authority MBIA
5.00%, 6/1/2020	2,000	2,124
Contra Costa Water District FSA
5.00%, 10/1/2018	1,520	1,581
County of Alameda CA MBIA
5.38%, 6/1/2009	370	376
County of Riverside CA FGIC
5.00%, 11/1/2018	1,015	1,090
5.00%, 11/1/2019	1,105	1,178
5.00%, 11/1/2025	1,160	1,198
County of San Diego CA
5.00%, 9/1/2016	1,000	1,003
5.00%, 9/1/2020	1,000	969
Desert Hot Springs Redevelopment Agency
5.60%, 9/1/2038	2,000	1,963
Dinuba Financing Authority/CA
5.38%, 9/1/2038	1,000	891
Eastern Municipal Water District/CA
5.20%, 9/1/2037 (e)	750	626
Emeryville Public Financing Authority/CA MBIA
5.25%, 9/1/2015	1,265	1,358
5.25%, 9/1/2017	1,400	1,503
Fairfield Housing Authority/CA
5.63%, 9/1/2023	1,215	1,213
Fontana Redevelopment Agency/CA MBIA
5.20%, 9/1/2030	1,000	1,006
Foothill Eastern Transportation Corridor Agency/CA
0.00%, 1/15/2026 (a)(b)	9,000	8,433
0.00%, 1/15/2030 (a)	20,000	5,280
0.00%, 1/15/2032 (a)	10,000	2,335
0.00%, 1/15/2033 (a)	10,000	2,196
0.00%, 1/15/2034 (a)	10,000	2,066
0.00%, 1/15/2036 (a)	10,000	1,779
0.00%, 1/15/2037 (a)	10,000	1,648
0.00%, 1/15/2038 (a)	9,000	1,373
Fresno Joint Powers Financing Authority FSA
5.75%, 6/1/2026	2,000	2,108
Gilroy Unified School District/CA ASSURED GTY
5.00%, 4/1/2039	4,000	4,015
Golden State Tobacco Securitization Corp/CA AMBAC
5.00%, 6/1/2013	1,000	1,063
Golden Valley Unified School District/CA FSA
5.00%, 8/1/2041	3,555	3,623
Golden West Schools Financing Authority MBIA
5.65%, 2/1/2012	685	751
Gonzales Redevelopment Agency/CA
4.63%, 8/1/2011	1,000	1,002
See accompanying notes

120

Schedule of Investments
California Municipal Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
California (continued)
Hesperia Public Financing Authority/CA XLCA
5.00%, 9/1/2037	$2,875	$2,686
Hesperia Unified School District/CA
5.00%, 9/1/2030 (e)	1,065	893
Hi-Desert Memorial Health Care District
5.50%, 10/1/2015	1,000	1,003
Highland Redevelopment Agency/CA AMBAC
5.00%, 12/1/2028	3,000	3,018
Hollister Joint Powers Financing Authority FSA
4.50%, 6/1/2037 (c)	5,000	4,751
Huntington Beach Union High School District/CA FSA
5.00%, 8/1/2029	5,000	5,124
Imperial CA FGIC
5.00%, 10/15/2020	1,250	1,268
Imperial Irrigation District/CA AMBAC
5.50%, 7/1/2029	5,000	5,143
Indio Redevelopment Agency/CA
5.63%, 8/15/2035 (e)	2,605	2,651
Irvine CA
5.70%, 3/1/2018	990	997
5.00%, 9/2/2025	1,125	1,025
5.00%, 9/2/2026	1,285	1,147
5.00%, 9/2/2029	1,500	1,313
Irvine CA KBC Bank NV
2.20%, 9/2/2030	1,200	1,200
Irvine Public Facilities & Infrastructure Authority/CA AMBAC
5.00%, 9/2/2020	1,455	1,505
5.00%, 9/2/2021	3,630	3,733
5.00%, 9/2/2023	2,000	2,063
Irvine Unified School District/CA
5.00%, 9/1/2026	2,600	2,321
La Canada Unified School District MBIA
5.50%, 8/1/2028	1,825	1,931
La Quinta Financing Authority AMBAC
5.25%, 9/1/2024	1,000	1,038
La Verne Public Financing Authority
7.25%, 9/1/2026	1,500	1,506
Lake Elsinore Public Financing Authority/CA
5.80%, 9/2/2015	1,545	1,574
Loma Linda CA
5.00%, 12/1/2017	2,000	1,988
5.00%, 12/1/2022	1,000	951
Long Beach Bond Finance Authority AMBAC
5.25%, 11/1/2013	1,080	1,163
5.00%, 8/1/2022	410	421
Long Beach Community College District/CA FGIC
5.00%, 5/1/2019	1,435	1,522
Los Angeles Community Redevelopment Agency/CA MBIA
5.40%, 7/1/2024	2,500	2,604
5.25%, 9/1/2026	1,000	1,034
Los Angeles Department of Water & Power
2.35%, 7/1/2034	400	400
Los Angeles Department of Water & Power MBIA
5.00%, 7/1/2017	1,300	1,358
Los Angeles Municipal Improvement Corp MBIA
5.50%, 6/1/2017	1,045	1,115
Los Angeles State Building Authority/CA MBIA
5.63%, 5/1/2011	1,500	1,559
Monrovia Financing Authority AMBAC
5.00%, 12/1/2037 (e)	1,685	1,687
Monterey Peninsula Community College District FGIC
5.00%, 8/1/2020	3,000	3,166
Morongo Band of Mission Indians
5.50%, 3/1/2018 (d)	1,925	1,930
6.50%, 3/1/2028 (d)	1,825	1,835
M-S-R Public Power Agency/CA MBIA
5.00%, 7/1/2015	2,105	2,202
Needles Public Utility Authority/CA
6.50%, 2/1/2022	2,785	2,798
Oceanside Community Facilities District
5.50%, 9/1/2029	1,485	1,340
Ontario Redevelopment Financing Authority/CA AMBAC
5.50%, 8/1/2016	1,055	1,133
Ontario Redevelopment Financing Authority/CA MBIA
5.25%, 8/1/2016	1,060	1,125
Orange County Public Financing Authority/CA AMBAC
5.38%, 6/1/2016	1,000	1,077
Oxnard Harbor District/CA
5.75%, 8/1/2020	1,200	1,256
6.00%, 8/1/2024	1,000	1,072
Palm Desert Financing Authority MBIA
5.00%, 8/1/2012	795	840
5.00%, 8/1/2022	1,280	1,327
Palomar Pomerado Health Care District/CA FSA
4.50%, 11/1/2036	1,500	1,500
Perris Public Financing Authority/CA
5.30%, 10/1/2026	2,805	2,611
Pomona Public Financing Authority MBIA
5.00%, 2/1/2021	5,000	5,118
Pomona Unified School District/CA MBIA
6.15%, 8/1/2030	1,000	1,054
Port of Oakland FGIC
5.75%, 11/1/2029	5,000	5,027
See accompanying notes

121

Schedule of Investments
California Municipal Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
California (continued)
Poway Redevelopment Agency/CA AMBAC
5.38%, 6/15/2019	$1,000	$1,061
Rancho Mirage Joint Powers Financing Authority/CA
5.00%, 7/1/2047 (e)	1,500	1,383
Riverside County Public Financing Authority
5.80%, 5/15/2029	2,100	2,100
Rocklin Unified School District/CA FGIC
0.00%, 8/1/2019 (a)	1,360	750
0.00%, 8/1/2020 (a)	1,415	738
0.00%, 8/1/2023 (a)	1,225	539
Sacramento County Public Financing Authority ASSURED GTY
5.00%, 12/1/2038	3,000	3,062
Saddleback Valley Unified School District/CA FSA
5.00%, 8/1/2027	3,000	3,071
5.00%, 8/1/2029	4,000	4,099
Salinas Valley Solid Waste Authority/CA AMBAC
5.25%, 8/1/2027	1,975	1,965
5.25%, 8/1/2031	2,000	1,955
San Bernardino Redevelopment Agency RADIAN
5.00%, 9/1/2018	1,565	1,598
San Diego Redevelopment Agency/CA
6.40%, 9/1/2019	1,000	1,019
San Francisco City & County Airports Commission MBIA
5.25%, 5/1/2026	4,000	4,003
San Jose Financing Authority MBIA
5.00%, 9/1/2016	1,200	1,258
San Juan Unified School District/CA MBIA
5.00%, 8/1/2027	3,780	3,865
Santa Maria Redevelopment Agency/CA AMBAC
5.00%, 6/1/2013	165	176
5.25%, 6/1/2015	1,085	1,164
Semitropic Improvement District/CA XLCA
5.13%, 12/1/2035	2,000	2,007
Shasta Joint Powers Financing Authority MBIA
5.25%, 4/1/2017	1,160	1,222
Sierra View Local Health Care District/CA
5.25%, 7/1/2032	1,500	1,431
South Gate Public Financing Authority AMBAC
5.25%, 9/1/2022	2,090	2,141
South Gate Public Financing Authority XLCA
5.00%, 9/1/2016	2,295	2,384
South Tahoe Redevelopment Agency/CA
5.00%, 10/1/2031	1,000	831
Southern California Logistics Airport Authority
6.15%, 12/1/2043	1,900	1,847
Stanton CA AMBAC
5.63%, 8/1/2029	860	874
State of California
4.60%, 12/1/2032 (c)	10,650	9,484
5.70%, 12/1/2032	1,280	1,283
State of California CIFG
5.00%, 10/1/2022	2,000	2,069
State of California FGIC
5.50%, 6/1/2025	4,430	4,564
State of California MBIA
6.25%, 9/1/2012	2,000	2,190
Stockton-East Water District/CA FGIC
5.25%, 4/1/2022	1,780	1,857
Sunnyvale CA AMBAC
5.50%, 10/1/2014	1,000	1,046
5.50%, 10/1/2016	1,000	1,034
Sweetwater Union High School District MBIA
5.00%, 9/1/2020	1,225	1,256
Tejon Ranch Public Facilities Finance Authority
5.63%, 9/1/2037	1,000	892
Temecula Redevelopment Agency/CA MBIA
5.25%, 8/1/2036	3,270	3,300
Tobacco Securitization Authority of Northern California/CA
5.38%, 6/1/2038	10,000	8,639
5.50%, 6/1/2045	9,080	7,813
Tobacco Securitization Authority of Southern California/CA
5.00%, 6/1/2037	3,000	2,483
5.13%, 6/1/2046 (c)	13,000	10,490
Torrance CA
6.00%, 6/1/2022	1,000	1,062
Tracy Area Public Facilities Financing Agency MBIA
5.88%, 10/1/2013	985	1,057
Turlock CA
5.13%, 10/15/2031	1,000	850
5.38%, 10/15/2034	1,900	1,651
5.13%, 10/15/2037	1,000	833
Tustin Community Facilities District
5.38%, 9/1/2029	1,000	888
Walnut Public Financing Authority/CA AMBAC
5.38%, 9/1/2022	2,305	2,415

		444,128

Virgin Islands (0.26%)
Virgin Islands Public Finance Authority
6.38%, 10/1/2019	1,000	1,068

TOTAL TAX-EXEMPT BONDS		$445,196

Total Investments		445,196
See accompanying notes

122

Schedule of Investments
California Municipal Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

LIABILITY FOR FLOATING RATE NOTES ISSUED EN CONJUNCTION WITH SECURITIES HELD (-7.78%)
Notes with interest rates ranging from 2.47% to 4.50% at April 30, 2008 and contractual maturity of collateral from 2013 to 2046 (f)	$(32,170)	$(32,170)

Total Net Investments		$413,026
Other Assets in Excess of Liabilities, Net — 0.05%		218

TOTAL NET ASSETS — 100.00%		$413,244

(a)	Non-Income Producing Security

(b)	Variable Rate

(c)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,101 or 1.23% of net assets.

(e)	Security purchased on a when-issued basis.

(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2008.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$8,258
Unrealized Depreciation	(14,836)

Net Unrealized Appreciation (Depreciation)	(6,578)
Cost for federal income tax purposes	419,710
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Insured	52.26%
Revenue	40.15%
Revenue — Special Tax	7.31%
Tax Allocation	2.90%
General Obligation	2.61%
Prerefunded	2.50%
Liability for Floating Rate Notes Issued	(7.78%)
Other Assets in Excess of Liabilities, Net	0.05%

TOTAL NET ASSETS	100.00%

See accompanying notes

123

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.59%)
Advertising Agencies (0.40%)
Omnicom Group Inc	259,123	$12,371

Aerospace & Defense (2.10%)
Boeing Co	237,385	20,144
General Dynamics Corp	227,931	20,610
Lockheed Martin Corp	233,723	24,784

		65,538

Aerospace & Defense Equipment (1.15%)
Goodrich Corp	128,262	8,741
United Technologies Corp	374,985	27,175

		35,916

Agricultural Chemicals (1.20%)
Monsanto Co	242,705	27,673
Mosaic Co/The (a)	80,246	9,831

		37,504

Agricultural Operations (0.19%)
Archer-Daniels-Midland Co	28,752	1,267
Bunge Ltd	41,196	4,700

		5,967

Applications Software (2.05%)
Citrix Systems Inc (a)	257,780	8,442
Microsoft Corp	1,946,864	55,525

		63,967

Athletic Footwear (0.64%)
Nike Inc	300,101	20,047

Auto/Truck Parts & Equipment — Original (0.41%)
Johnson Controls Inc	361,262	12,738

Beverages — Non-Alcoholic (2.11%)
Coca-Cola Co/The	740,049	43,567
PepsiCo Inc	327,201	22,423

		65,990

Beverages — Wine & Spirits (0.23%)
Constellation Brands Inc (a)	386,664	7,099

Brewery (0.39%)
Molson Coors Brewing Co	223,302	12,246

Cable TV (0.52%)
Comcast Corp	233,882	4,806
DIRECTV Group Inc/The (a)	468,422	11,542

		16,348

Chemicals — Diversified (0.37%)
Celanese Corp	204,118	9,134
EI Du Pont de Nemours & Co	50,401	2,465

		11,599

Chemicals — Specialty (0.31%)
Eastman Chemical Co	132,440	9,734

Coal (0.15%)
Massey Energy Co	91,470	4,787

Commercial Banks (1.20%)
Bancorpsouth Inc	124,473	2,991
Bank of Hawaii Corp	142,979	7,839
BB&T Corp	355,631	12,195
BOK Financial Corp	26,233	1,498
Commerce Bancshares Inc	108,803	4,733
Cullen/Frost Bankers Inc	149,868	8,366

		37,622

Commercial Services — Finance (0.72%)
Mastercard Inc (b)	20,931	5,822
Visa Inc (a)	55,688	4,647
Western Union Co/The	521,317	11,991

		22,460

Computer Aided Design (0.29%)
Autodesk Inc (a)	236,047	8,970

Computers (4.59%)
Apple Inc (a)	284,496	49,488
Dell Inc (a)	175,258	3,265
Hewlett-Packard Co	832,382	38,581
International Business Machines Corp	431,559	52,089

		143,423

Computers — Memory Devices (0.45%)
EMC Corp/Massachusetts (a)	907,448	13,975

Containers — Metal & Glass (0.28%)
Owens-Illinois Inc (a)	158,301	8,730

Cosmetics & Toiletries (1.89%)
Procter & Gamble Co	882,557	59,175

Diversified Manufacturing Operations (3.57%)
3M Co	87,949	6,763
Cooper Industries Ltd	142,090	6,023
General Electric Co	2,314,075	75,670
Honeywell International Inc	389,220	23,120

		111,576

Electric — Integrated (2.71%)
American Electric Power Co Inc	412,427	18,407
Constellation Energy Group Inc	144,523	12,234
Duke Energy Corp	731,203	13,388
Edison International	355,770	18,561
Exelon Corp	15,596	1,333
See accompanying notes

124

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
FPL Group Inc	314,153	$20,825

		84,748

Electric Products — Miscellaneous (0.80%)
Ametek Inc	137,167	6,655
Emerson Electric Co	349,655	18,273

		24,928

Electronic Components — Semiconductors (1.56%)
Intel Corp	1,103,465	24,563
MEMC Electronic Materials Inc (a)	131,068	8,253
Nvidia Corp (a)	617,701	12,694
Texas Instruments Inc	107,707	3,141

		48,651

Electronic Forms (0.48%)
Adobe Systems Inc (a)	401,775	14,982

Electronics — Military (0.30%)
L-3 Communications Holdings Inc	83,169	9,269

Engineering — Research & Development Services (0.52%)
Jacobs Engineering Group Inc (a)	124,203	10,723
McDermott International Inc (a)	103,348	5,537

		16,260

Enterprise Software & Services (1.42%)
BMC Software Inc (a)	270,544	9,404
CA Inc	274,491	6,077
Oracle Corp (a)	1,379,811	28,769

		44,250

Fiduciary Banks (1.62%)
Bank of New York Mellon Corp/The	534,821	23,281
Northern Trust Corp	136,869	10,143
State Street Corp	236,344	17,050

		50,474

Finance — Credit Card (0.16%)
American Express Co	105,711	5,076

Finance — Investment Banker & Broker (3.21%)
Citigroup Inc	909,311	22,978
Goldman Sachs Group Inc/The	172,170	32,948
JPMorgan Chase & Co	762,471	36,332
Lehman Brothers Holdings Inc	129,701	5,738
Morgan Stanley	49,961	2,428

		100,424

Finance — Other Services (0.62%)
CME Group Inc (b)	6,550	2,996
IntercontinentalExchange Inc (a)	63,305	9,822
Nasdaq OMX Group, Inc (a)	177,607	6,474

		19,292

Food — Miscellaneous/Diversified (1.62%)
ConAgra Foods Inc	445,405	10,494
Corn Products International Inc	156,051	7,237
General Mills Inc	322,495	19,479
HJ Heinz Co	285,227	13,423

		50,633

Food — Retail (0.83%)
Safeway Inc	558,909	17,662
SUPERVALU Inc	250,879	8,304

		25,966

Gas — Distribution (0.35%)
Energen Corp	159,836	10,907

Industrial Audio & Video Products (0.18%)
Dolby Laboratories Inc (a)	137,723	5,530

Instruments — Scientific (0.64%)
Thermo Fisher Scientific Inc (a)	345,245	19,979

Internet Security (0.51%)
McAfee Inc (a)	176,847	5,880
Symantec Corp (a)	582,294	10,027

		15,907

Investment Management & Advisory Services (0.61%)
Ameriprise Financial Inc	203,664	9,672
Franklin Resources Inc	99,278	9,446

		19,118

Life & Health Insurance (0.92%)
Aflac Inc	209,323	13,956
Prudential Financial Inc	12,553	950
Unum Group	595,840	13,829

		28,735

Machinery — Construction & Mining (0.24%)
Terex Corp (a)	106,180	7,399

Machinery — Farm (0.80%)
AGCO Corp (a)	66,171	3,979
Deere & Co	251,677	21,158

		25,137

Machinery — General Industry (0.28%)
Manitowoc Co Inc/The	233,641	8,836

Medical — Biomedical/Gene (0.46%)
Biogen Idec Inc (a)	130,463	7,918
Invitrogen Corp (a)	67,729	6,337

		14,255

Medical — Drugs (4.18%)
Abbott Laboratories	613,620	32,368
Bristol-Myers Squibb Co	873,086	19,182
See accompanying notes

125

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Eli Lilly & Co	347,270	$16,718
Merck & Co Inc	803,091	30,550
Pfizer Inc	1,354,865	27,246
Wyeth	99,311	4,416

		130,480

Medical — Generic Drugs (0.29%)
Watson Pharmaceuticals Inc (a)	289,615	8,990

Medical — HMO (0.49%)
Aetna Inc	302,906	13,207
UnitedHealth Group Inc	63,753	2,080

		15,287

Medical Instruments (0.53%)
Medtronic Inc	53,779	2,618
St Jude Medical Inc (a)	317,981	13,921

		16,539

Medical Laboratory & Testing Service (0.37%)
Laboratory Corp of America Holdings (a)	153,411	11,601

Medical Products (2.17%)
Baxter International Inc	361,289	22,515
Johnson & Johnson	676,060	45,357

		67,872

Metal — Diversified (0.68%)
Freeport-McMoRan Copper & Gold Inc	188,013	21,387

Metal Processors & Fabrication (0.36%)
Precision Castparts Corp	95,103	11,180

Multi-Line Insurance (2.53%)
ACE Ltd	268,543	16,190
American International Group Inc	435,451	20,118
Assurant Inc	88,671	5,764
Hartford Financial Services Group Inc	152,134	10,842
MetLife Inc	431,467	26,255

		79,169

Multimedia (1.49%)
News Corp	37,358	669
Time Warner Inc	234,453	3,482
Viacom Inc (a)	403,180	15,498
Walt Disney Co/The	832,382	26,994

		46,643

Networking Products (1.41%)
Cisco Systems Inc (a)	1,210,089	31,027
Juniper Networks Inc (a)	471,221	13,015

		44,042

Oil — Field Services (1.56%)
Schlumberger Ltd	211,065	21,222
Transocean Inc	186,048	27,435

		48,657

Oil Company — Exploration & Production (3.82%)
Apache Corp	200,879	27,054
Cimarex Energy Co	108,671	6,770
Devon Energy Corp	238,904	27,092
Noble Energy Inc	179,737	15,637
Occidental Petroleum Corp	384,688	32,010
Questar Corp	173,531	10,764

		119,327

Oil Company — Integrated (8.31%)
Chevron Corp	642,350	61,762
ConocoPhillips	309,795	26,689
Exxon Mobil Corp	1,461,989	136,065
Hess Corp	146,509	15,559
Murphy Oil Corp	215,871	19,502

		259,577

Oil Field Machinery & Equipment (0.69%)
National Oilwell Varco Inc (a)	313,431	21,454

Pharmacy Services (1.21%)
Express Scripts Inc (a)	260,393	18,233
Medco Health Solutions Inc (a)	393,132	19,476

		37,709

Pipelines (0.20%)
Oneok Inc	131,843	6,344

Printing — Commercial (0.19%)
RR Donnelley & Sons Co	198,365	6,078

Property & Casualty Insurance (1.21%)
Chubb Corp	343,710	18,206
Travelers Cos Inc/The	390,672	19,690

		37,896

Publicly Traded Investment Fund (0.83%)
iShares S&P 500 Index Fund/US	186,961	25,911

Regional Banks (2.67%)
Bank of America Corp	896,830	33,667
US Bancorp	898,659	30,456
Wachovia Corp	147,936	4,312
Wells Fargo & Co	500,708	14,896

		83,331

Reinsurance (0.14%)
Axis Capital Holdings Ltd	126,174	4,279

REITS — Hotels (0.22%)
Host Hotels & Resorts Inc	392,755	6,755
See accompanying notes

126

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Mortgage (0.16%)
Annaly Capital Management Inc	297,761	$4,991

REITS — Office Property (0.31%)
Boston Properties Inc	97,469	9,795

REITS — Regional Malls (0.52%)
Simon Property Group Inc	164,162	16,393

REITS — Warehouse & Industrial (0.10%)
AMB Property Corp	55,836	3,225

Retail — Apparel & Shoe (0.56%)
Coach Inc (a)	325,205	11,567
Guess ? Inc	153,836	5,889

		17,456

Retail — Auto Parts (0.35%)
Autozone Inc (a)	91,127	11,004

Retail — Building Products (0.05%)
Home Depot Inc	49,502	1,426

Retail — Computer Equipment (0.46%)
GameStop Corp (a)	262,911	14,471

Retail — Consumer Electronics (0.09%)
RadioShack Corp	200,890	2,792

Retail — Discount (1.86%)
Big Lots Inc (a)(b)	298,893	8,079
BJ’s Wholesale Club Inc (a)	163,596	6,236
Target Corp	19,237	1,022
TJX Cos Inc	468,727	15,103
Wal-Mart Stores Inc	477,338	27,676

		58,116

Retail — Drug Store (0.25%)
CVS Caremark Corp	167,160	6,748
Walgreen Co	28,273	986

		7,734

Retail — Jewelry (0.36%)
Tiffany & Co	255,160	11,110

Retail — Restaurants (1.51%)
McDonald’s Corp	585,958	34,912
Yum! Brands Inc	305,263	12,418

		47,330

Savings & Loans — Thrifts (0.34%)
Hudson City Bancorp Inc	550,066	10,523

Semiconductor Equipment (0.35%)
Applied Materials Inc	326,025	6,084
Lam Research Corp (a)	121,879	4,977

		11,061

Steel — Producers (0.79%)
AK Steel Holding Corp	116,593	7,320
Nucor Corp	228,098	17,221

		24,541

Telecommunication Equipment — Fiber Optics (0.80%)
Ciena Corp (a)(b)	166,445	5,627
Corning Inc	720,504	19,245

		24,872

Telecommunication Services (0.24%)
Embarq Corp	179,599	7,466

Telephone — Integrated (3.16%)
AT&T Inc	1,696,952	65,689
CenturyTel Inc	192,452	6,245
Verizon Communications Inc	505,903	19,467
Windstream Corp	609,802	7,159

		98,560

Therapeutics (0.87%)
Gilead Sciences Inc (a)	523,309	27,086

Tobacco (1.71%)
Altria Group Inc	338,020	6,760
Philip Morris International Inc (a)	709,581	36,210
Reynolds American Inc (b)	194,963	10,499

		53,469

Tools — Hand Held (0.40%)
Snap-On Inc	208,966	12,394

Toys (0.50%)
Hasbro Inc	437,634	15,562

Transport — Rail (0.88%)
Burlington Northern Santa Fe Corp	171,174	17,554
CSX Corp	157,355	9,905

		27,459

Transport — Services (0.32%)
United Parcel Service Inc	138,228	10,009

Web Portals (0.84%)
Google Inc (a)	45,518	26,141

Wireless Equipment (0.21%)
Qualcomm Inc	151,556	6,546

TOTAL COMMON STOCKS		$3,110,578

See accompanying notes

127

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.36%)

Finance — Investment Banker & Broker (0.13%)

Morgan Stanley Repurchase Agreement; 1 .98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $4,150,000; 0.00% — 7.625%; dated 05/12/08 — 03/14/36) (c)	$4,105	$4,105

Money Center Banks (0.23%)

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $3,585,000; 2.19%; dated 01/23/09)	3,480	3,481

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1 .97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $3,585,000; 0.00% — 5.36%; dated 05/16/08 — 04/15/18)	3,480	3,480

		6,961

TOTAL REPURCHASE AGREEMENTS		$11,066

Total Investments		$3,121,644

Other Assets in Excess of Liabilities, Net — 0.05%		1,651

TOTAL NET ASSETS — 100.00%		$3,123,295

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$325,442
Unrealized Depreciation	(158,714)

Net Unrealized Appreciation (Depreciation)	166,728
Cost for federal income tax purposes	2,954,916
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.19%
Financial	16.91%
Energy	14.73%
Industrial	12.81%
Technology	11.19%
Communications	9.57%
Consumer, Cyclical	7.30%
Basic Materials	3.36%
Utilities	3.06%
Funds	0.83%
Other Assets in Excess of Liabilities, Net	0.05%

TOTAL NET ASSETS	100.00%

See accompanying notes

128

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.93%)
Advertising Sales (0.05%)
Teleperformance	28,558	$1,182

Advertising Services (0.02%)
Taylor Nelson Sofres PLC	129,331	521

Aerospace & Defense (0.45%)
BAE Systems PLC	981,455	9,108
VT Group PLC	75,569	1,019

		10,127

Aerospace & Defense Equipment (0.33%)
Cobham PLC	1,677,180	7,353

Agricultural Chemicals (2.72%)
Agruim Inc (a)	126,400	9,939
Incitec Pivot Ltd (b)	110,777	16,910
Potash Corp of Saskatchewan (a)	126,900	23,360
Yara International ASA	152,850	11,203

		61,412

Agricultural Operations (0.22%)
Golden Agri-Resources Ltd (b)	7,734,000	4,848

Apparel Manufacturers (0.02%)
Benetton Group SpA (b)	35,108	462

Appliances (0.02%)
SEB SA	2,908	534

Applications Software (0.05%)
Infosys Technologies Ltd ADR	13,005	568
SimCorp A/S	3,110	622

		1,190

Auto — Car & Light Trucks (1.33%)
Daihatsu Motor Co Ltd	636,000	7,596
Daimler AG	64,609	5,031
Fiat SpA (b)	343,484	7,718
Toyota Motor Corp	191,652	9,713

		30,058

Auto/Truck Parts & Equipment — Original (0.96%)
Denso Corp	249,400	8,658
Futaba Industrial Co Ltd	35,070	803
GKN PLC	528,689	2,996
Hyundai Mobis	26,753	2,452
Musashi Seimitsu Industry Co Ltd	21,400	476
Tokai Rika Co Ltd	26,700	652
Toyota Boshoku Corp	175,800	5,021
TS Tech Co Ltd	35,200	583

		21,641

Auto/Truck Parts & Equipment — Replacement (0.04%)
Weichai Power Co Ltd	170,000	957

Batteries & Battery Systems (0.05%)
BYD Electronic International Co Ltd (a)	932,500	1,031

Beverages — Non-Alcoholic (0.26%)
Coca Cola Hellenic Bottling Co SA	132,022	5,958

Brewery (0.58%)
Kirin Holdings Co Ltd	735,000	13,076

Building — Heavy Construction (0.99%)
ACS Actividades de Construccion y Servicios SA	180,560	10,713
Trevi Finanziaria SpA	30,942	720
Vinci SA(b)	146,555	10,854

		22,287

Building & Construction — Miscellaneous (0.77%)
Bouygues SA (b)	104,756	7,855
OS Engineering & Construction Corp	6,272	923
Koninklijke Boskalis Westminster NV	116,633	7,044
Murray & Roberts Holdings Ltd	131,014	1,533

		17,355

Building & Construction Products — Miscellaneous (0.04%)
Bauer AG	11,483	940

Building Products — Cement & Aggregate (0.42%)
Adelaide Brighton Ltd	255,255	836
Lafarge SA	47,241	8,548

		9,384

Capacitors (0.40%)
Mitsumi Electric Co Ltd	270,466	9,052

Casino Hotels (0.15%)
Genting Bhd	714,400	1,447
Resorts World Bhd	1,885,900	2,018

		3,465

Cellular Telecommunications (2.46%)
America Movil SAB de CV ADR	59,915	3,473
China Mobile Ltd	498,639	8,580
Hutchison Telecommunications International Ltd	2,775,825	3,904
Mobile Telesystems OJSC ADR	10,491	814
MTI Ltd	175	296
MTN Group Ltd	71,378	1,364
SK Telecom Co Ltd	4,563	924
SK Telecom Co Ltd ADR	18,009	406
Turkcell Iletisim Hizmet AS	158,478	1,268
Vimpel-Communications ADR	87,481	2,638
See accompanying notes

129

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (continued)
Vodafone Group PLC	9,981,254	$31,813

		55,480

Chemicals — Diversified (1.44%)
Bayer AG (b)	237,420	20,264
Israel Chemicals Ltd	146,447	2,701
K+S AG	20,792	8,668
Nippon Synthetic Chemical Industry Co Ltd	132,000	790

		32,423

Chemicals — Plastics (0.05%)
Formosa Plastics Corp	413,000	1,180

Chemicals — Specialty (0.39%)
SQL Carbon AG (a)	128,158	8,751

Coal (0.21%)
Banpu Public Co Ltd (a)(c)	79,800	1,107
Bumi Resources Tbk PT	4,531,000	3,267
Straits Asia Resources Ltd (b)	174,000	424

		4,798

Commercial Banks (13.95%)
Alpha Bank AE	350,314	11,979
Banco BPI SA (b)	110,307	629
Banco Espirito Santo SA	265,224	5,059
Banco Santander SA	1,324,135	28,636
Bangkok Bank Public Co (a)(c)	354,000	1,563
Bank Danamon Indonesia Tbk PT	1,056,500	653
Bank Leumi Le-Israel BM	441,789	2,200
Bank of Communications Co Ltd	652,000	939
Bank of Kyoto Ltd/The	343,000	4,370
Bank of Novia Scotia (a)(b)	243,300	11,553
Bank Rakyat Indonesia	1,135,500	733
BNP Paribas	160,968	17,405
BOC Hong Kong Holdings Ltd	3,700,500	9,568
Canadian Western Bank (b)	38,800	957
Chiba Bank Ltd/The	798,000	6,285
China Merchants Bank Co Ltd	626,000	2,615
Daegu Bank	79,380	1,259
DnB NOR ASA (b)	679,900	10,194
Hang Seng Bank Ltd	729,100	14,604
HSBC Holdings PLC	1,088,483	19,034
Industrial and Commercial Bank of China (Asia) Ltd	335,000	913
Industrial and Commercial Bank of China Ltd	4,185,000	3,313
Intesa Sanpaolo SpA	2,318,817	17,388
Julius Baer Holding AG	93,070	6,907
KBC Groep NV	97,350	13,246
Keiyo Bank Ltd/The	110,000	776
Komercni Banka AS	5,170	1,270
Kookmin Bank	35,207	2,454
Korea Exchange Bank	181,880	2,766
National Bank of Greece SA	253,951	14,101
Nedbank Group Ltd	109,816	1,663
Nordea Bank AB	687,600	11,393
Oversea-Chinese Banking Corp	1,991,000	12,994
Powszechna Kasa Oszczednosci Bank Polaki SA	65,213	1,357
Raiffeisen International Bank Holding AS	57,077	9,278
Sberank RF GDR (a)(b)(c)	3,153	1,182
Siam Commercial Bank Public (a)(c)	743,500	2,087
Standard Chartered PLC	405,537	14,466
State Bank of India Ltd (c)	20,829	1,935
Sumitomo Mitsui Financial Group Inc	1,584	13,633
Suruga Bank Ltd	425,000	5,996
Taiwan Cooperative Bank	1,033,000	1,086
Torinto Dominion Bank (a)	131,300	8,619
Turkiye Garanti Bankasi AS	362,581	1,948
UniCredito Italiano SpA	1,813,762	13,821

		314,827

Commercial Services (0.24%)
Aggreko Pic	393,819	4,624
Daiseki Co Ltd (b)	23,100	700

		5,324

Computer Data Security (0.18%)
Gemalto NV (a)	124,974	4,043

Computers (0.81%)
Acer Inc	646,000	1,400
High Tech Computer Corp	64,000	1,650
Research in Motion Ltd (a)	125,400	15,265

		18,315

Computers — Integrated Systems (0.04%)
Aveva Group PLC	22,254	540
NS Solutions Corp	17,400	394

		934

Consulting Services (0.03%)
Bureau Veritas SA (a)	10,679	596

Cosmetics & Toiletries (0.42%)
Beiersdorf AG	95,540	8,184
Oriflame Cosmetics SA	18,250	1,399

		9,583

Distribution & Wholesale (0.02%)
Matsuda Sangyo Co Ltd	20,600	408

Diversified Financial Services (0.63%)
First Financial Holding Co Ltd	3,057,000	3,715
Fubon Financial Holding Co Ltd	1,950,000	2,325
See accompanying notes

130

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Sampo Oyj (b)	262,181	$7,430
SFCG Co Ltd (b)	7,170	762

		14,232

Diversified Manufacturing Operations (0.24%)
Cookson Group PLC	389,603	5,500

Diversified Minerals (3.66%)
Anglo American PLC	312,350	20,302
Antofagasta PLC	116,304	1,856
BHP Billiton Ltd	215,903	8,611
BHP Billiton PLC	735,396	26,319
Pan Australian Resources Ltd (a)	563,164	627
Straits Resources Ltd	81,779	526
Sumitomo Metal Mining Co Ltd	457,000	8,311
Timah Tbk PT	310,000	1,081
Xstrata PLC	191,215	15,002

		82,635

Diversified Operations (1.65%)
Barloworld Ltd	81,821	1,196
Citic Pacific Ltd	1,792,000	8,393
GEA Group AG	214,860	8,018
Groupe Bruxelles Lambert SA (b)	61,728	7,867
GS Holdings Corp	20,191	808
Haci Omer Sabanchi Holding (a)	3	—
Mitie Group	276,182	1,270
Shanghai Industrial Holdings Ltd	281,000	1,165
Wharf Holdings Ltd	1,677,750	8,515

		37,232

E-Commerce — Services (0.04%)
Dena Co Ltd	138	983

Electric — Distribution (0.03%)
Brookfield Infrastructure Partners LP	9,070	180
DUET Group	172,266	546

		726

Electric — Generation (0.16%)
CEZ (a)	27,728	2,061
Huaneng Power International Inc	1,742,000	1,450

		3,511

Electric — Integrated (3.39%)
Atco Ltd	18,000	848
E.ON AG (b)	155,622	31,832
Enel SpA	1,229,378	13,418
International Power PLC	897,972	7,843
RWE AG	100,118	11,592
Union Fenosa SA	164,023	11,028

		76,561

Electric Products — Miscellaneous (0.69%)
Laird Group Plc	88,160	$876
LG Electronics Inc	32,019	4,998
Sharp Corp	514,000	8,635
Vossloh AG	7,488	1,087

		15,596

Electronic Components — Miscellaneous (0.72%)
Asustek Computer Inc	823,000	2,671
AU Optronics Corp	1,166,000	2,279
Chemring Group Pic	17,748	869
Hon Hai Precision Industry Co Ltd	213,832	1,240
LG Display Co Ltd	38,742	1,704
Nippon Electric Glass Co Ltd	491,000	7,578

		16,341

Electronic Components — Semiconductors (0.37%)
Samsung Electronics Co Ltd	11,731	8,319

Energy (0.05%)
Centennial Coal Company Ltd (b)	272,762	1,161

Energy — Alternate Sources (0.38%)
Canadian Solar Inc (a)(b)	13,670	374
Vestas Wind Systems A/S (a)	75,350	8,262

		8,636

Engineering — Research & Development Services (1.25%)
ABB Ltd	671,506	20,635
Shinko Plantech Co Ltd	31,500	495
Toyo Engineering Corp	167,000	699
WorleyParsons Ltd	154,450	5,654
WSP Group PLC	63,850	729

		28,212

Enterprise Software & Services (0.36%)
Autonomy Corp PLC (a)	295,736	5,036
Axon Group Pic	47,823	427
Hitachi Software Engineering Co Ltd	26,000	636
Software AG	10,865	727
Temenos Group AG (a)	45,160	1,273

		8,099

Entertainment Software (0.28%)
UBISOFT Entertainment (a)	62,158	6,270

Feminine Health Care Products (0.02%)
Hengan International Group Co Ltd	145,000	518

Finance — Investment Banker & Broker (1.06%)
Babcock & Brown Ltd (b)	459,128	6,368
Credit Suisse Group	134,638	7,498
Mediobanca SpA	339,599	7,121
Tong Yang Investment Bank (b)	105,723	1,835
See accompanying notes

131

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Tullett Prebon PLC	138,733	$1,201

		24,023

Finance — Other Services (1.27%)
Deutsche Boerse AG	85,655	12,529
Grupo Financiero Banorte SAB de CV	314,500	1,361
ICAP PLC	459,725	5,356
IG Group Holdings PLC	88,728	640
Intermediate Capital Group PLC	17,581	548
Man Group PLC	717,052	8,291

		28,725

Food — Catering (0.41%)
Compass Group PLC	1,371,017	9,296

Food — Dairy Products (0.05%)
Wimm-Bill-Dann Foods ADR	8,760	1,066

Food — Meat Products (0.16%)
Perdigao SA (a)	130,400	3,550

Food — Miscellaneous/Diversified (2.59%)
East Asiatic Co Ltd A/S	9,775	871
Nestle SA	77,171	37,016
Nutreco Holding NV	25,900	1,893
Unilever PLC	553,837	18,743

		58,523

Food — Retail (1.27%)
Casino Guichard Perrachon SA	54,554	6,893
WM Morrison Supermarkets PLC	1,636,456	9,322
Woolworths Ltd	460,517	12,470

		28,685

Footwear & Related Apparel (0.02%)
Geox SpA (b)	24,591	357

Gambling (Non-Hotel) (0.05%)
Paddy Power PLC	29,279	1,024

Gold Mining (0.46%)
Barrick Gold Corp. (a)	216,000	8,302
Gold Fields Ltd	77,131	1,020
Red Back Mining Inc (a)	102,362	625
Zhaojin Mining Industry Co Ltd	323,000	510

		10,457

Hotels & Motels (0.03%)
Millennium & Copthorne Hotels PLC	85,588	681

Import & Export (2.54%)
ITOCHU Corp	981,000	10,236
Mitsubishi Corp	609,900	19,590
Mitsui & Co Ltd	816,000	19,147
Sumitomo Corp	620,600	8,338

		57,311

Industrial Audio & Video Products (0.04%)
EVS Broadcast Equipment SA	7,759	797

Industrial Gases (0.47%)
Air Water Inc	48,000	484
Linde AG	69,399	10,197

		10,681

Instruments — Scientific (0.01%)
Roth & Rau AG (a)	715	167

Internet Application Software (0.04%)
Tencent Holdings Ltd	143,600	953

Internet Content — Information & News (0.03%)
Seek Ltd (b)	136,311	643

Internet Security (0.07%)
Check Point Software Technologies Ltd (a)	65,531	1,548

Investment Companies (0.62%)
Investor AB (b)	359,000	8,545
Macquarie Infrastructure Group	2,053,863	5,484

		14,029

Investment Management & Advisory Services (0.03%)
Azimut Holding SpA (b)	57,083	627

Leisure & Recreation Products (0.37%)
Beneteau SA	23,328	645
Sankyo Co Ltd	126,300	7,591

		8,236

Life & Health Insurance (1.46%)
Aviva PLC	941,311	11,782
China Life Insurance Co Ltd	326,000	1,414
Power Corp Of Canada (b)	244,300	8,568
Prudential PLC	697,202	9,565
Sanlam Ltd (b)	604,072	1,597

		32,926

Machinery — Construction & Mining (0.56%)
Danieli & Co SpA	13,659	497
Komatsu Ltd	403,700	12,229

		12,726

Machinery — Electrical (0.06%)
Konecranes Oyj (b)	32,257	1,412

Machinery — General Industry (1.20%)
Alstom	44,655	10,389
See accompanying notes

132

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — General Industry (continued)
Bucher Industries AG	4,146	$1,156
MAN AG (b)	102,273	14,357
Shima Seiki Manufacturing Ltd (b)	28,600	1,125

		27,027

Machinery Tools & Related Products (0.06%)
Gildemeister AG	24,614	731
Meyer Burger Technology AG (a)	1,698	524

		1,255

Medical — Drugs (3.00%)
Actelion Ltd (a)	86,652	4,391
GlaxoSmithKline PLC	83,379	1,858
Hisamitsu Pharmaceutical Co Inc	99,800	3,734
Ipsen	13,594	833
Laboratories Almirall SA (a)	47,430	997
Mitsubishi Tanabe Pharma Corp	327,000	3,906
Novartis AG	67,405	3,428
Novo Nordisk A/S	225,650	15,534
Roche Holding AG	149,225	24,886
Shire PLC	439,861	8,191

		67,758

Medical — Generic Drugs (0.21%)
Teva Pharmaceutical Industries Ltd ADR	102,304	4,786

Medical — Nursing Homes (0.08%)
Orpea (a)	12,555	686
Southern Cross Healthcare Ltd	170,194	1,149

		1,835

Medical Products (0.45%)
Sonova Holding AG	109,486	9,267
SSL International PLC	94,904	867

		10,134

Metal — Copper (0.06%)
Quadra Mining Ltd (a)	58,400	1,319

Metal — Diversified (1.03%)
FNX Mining Co Inc (a)	142,100	3,266
MMC Norilsk Nickel ADR	104,837	2,841
Rio Tinto PLC	145,078	17,051

		23,158

Metal — Iron (0.17%)
Ferrexpo PLC	68,313	482
Kumba Iron Ore Ltd	31,583	1,378
Labrador Iron Ore Royalty Income Fund	16,700	876
Mount Gibson Iron Ltd (a)	431,435	1,193

		3,929

Metal Processors & Fabrication (0.07%)
Advanced Metallurgical Group NV (a)	6,966	478
Jiangxi Copper Co Ltd	453,000	1,098

		1,576

Mining Services (0.02%)
Major Drilling Group International (a)	10,400	533

Miscellaneous Manufacturers (0.02%)
Peace Mark Holdings Ltd	388,000	452

Mortgage Banks (0.04%)
Home Capital Group Inc	23,600	934

Multi-Line Insurance (1.10%)
Baloise Holding AG (b)	75,274	8,260
Zurich Financial Services AG	53,737	16,453

		24,713

Multimedia (0.72%)
Vivendi (b)	400,968	16,322

Non-Ferrous Metals (0.10%)
Grupo Mexico SAB de CV	296,700	2,164

Oil — Field Services (1.19%)
Eurasia Drilling Co Ltd (a)(c)	53,530	1,242
Fugro NV	124,238	11,119
John Wood Group PLC	930,478	7,946
Petrofac Ltd	549,725	6,449

		26,756

Oil Company — Exploration & Production (3.12%)
Addax Petroleum Corp	115,539	5,149
Canadian Oil Sands Trust (b)	291,500	13,092
CNOOC Ltd	2,509,000	4,430
Crescent Point Energy Trust (a)	46,694	1,498
Dana Petroleum Pic (a)	49,491	1,701
EnCana Corp (a)	255,898	20,645
Gazprom OAO ADR	20,250	1,077
Inpex Holdings Inc	798	8,902
JKX Oil & Gas PLC	59,762	574
Oao Gazprom (a)(c)(d)	6,868	908
Oao Gazprom (a)	197,901	10,469
Oil & Natural Gas Corp Ltd	40,750	1,039
TriStar Oil and Gas Ltd (a)	55,000	930

		70,414

Oil Company — Integrated (7.57%)
BG Group PLC	931,821	22,807
BP PLC	2,362,574	28,702
China Petroleum & Chemical Corp	1,618,000	1,717
ENI SpA	510,629	19,726
LUKOIL ADR	52,920	4,752
OMV AG	127,118	9,617
See accompanying notes

133

     Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Integrated (continued)
PetroChina Co Ltd	777,587	$1,157
Petroleo Brasileiro SA ADR	125,280	15,212
Royal Dutch Shell PLC — A shares	201,903	8,141
Royal Dutch Shell PLC — B shares	277,398	11,114
Sasol Ltd	92,701	5,271
StatoilHydro ASA	370,350	13,427
Total SA	346,225	29,161

		170,804

Oil Field Machinery & Equipment (0.02%)
Wellstream Holdings PLC (a)	20,510	513

Oil Refining & Marketing (0.38%)
Reliance Industries Ltd (d)	33,928	4,445
Singapore Petroleum Co Ltd	229,000	1,216
Thai Oil Public Co Ltd (a)(c)	595,419	1,333
Tupras-Turkiye Petrol Rafinerileri AS	54,789	1,482

		8,476

Petrochemicals (0.08%)
LG Chem Ltd	10,623	1,060
PTT Chemical PLC (a)(c)	229,800	775

		1,835

Photo Equipment & Supplies (0.22%)
Olympus Corp	153,000	5,032

Platinum (0.16%)
Impala Platinum Holdings Ltd	89,578	3,649

Property & Casualty Insurance (0.17%)
Beazley Group PLC	411,642	1,195
Dongbu Insurance Co Ltd	21,590	811
PICC Property & Casualty Co Ltd	1,960,000	1,921

		3,927

Real Estate Management & Services (0.13%)
Atrium Co Ltd (b)	44,051	673
Deutsche Euroshop AG	27,920	1,191
Fabege AB	65,672	617
Midland Holdings Ltd (b)	502,000	522

		3,003

Real Estate Operator & Developer (1.55%)
Agile Property Holdings Ltd	840,000	1,168
Brookfleld Asset Management Inc (a)	281,438	9,180
Cyrela Brazil Realty SA	86,700	1,437
DLF Ltd	67,725	1,179
Kerry Properties Ltd (b)	1,323,500	8,959
Mitsui Fudosan Co Ltd	440,000	11,086
Quality Houses Public Company Ltd (a)(c)	1,393,968	115
Shenzhen Investment Ltd	3,095,700	1,688
Vivacon AG	14,955	267

		35,079

Reinsurance (0.54%)
Hannover Rueckversicherung AG	13,517	738
Muenchener Rueckversicherungs AG (b)	58,653	11,357

		12,095

REITS — Diversified (0.46%)
Eurocommercial Properties NV	24,548	1,418
Suntec Real Estate Investment Trust	951,258	1,059
Unibail-Rodamco (b)	30,617	7,925

		10,402

REITS — Office Property (0.07%)
ICADE	10,573	1,516

REITS — Shopping Centers (0.06%)
Vastned Retail NV(b)	13,776	1,399

Retail — Apparel & Shoe (0.42%)
Hennes & Mauritz AB	160,875	9,566

Retail — Automobile (0.06%)
PT Astra International Tbk	662,000	1,436

Retail — Building Products (0.03%)
Kohnan Shoji Co Ltd	42,500	668

Retail — Computer Equipment (0.29%)
Game Group Pic	1,205,022	6,571

Retail — Consumer Electronics (0.23%)
GOME Electrical Appliances Holdings Ltd	2,022,000	4,618
JB Hi-Fi Ltd	64,839	557

		5,175

Retail — Drug Store (0.43%)
Shoppers Drug Mart Corp	182,500	9,639

Retail — Jewelry (0.28%)
Swatch Group AG	23,312	6,300

Retail — Major Department Store (0.03%)
David Jones Ltd	215,721	710

Retail — Music Store (0.02%)
HMV Group PLC	140,105	376

Rubber — Tires (0.31%)
Cheng Shin Rubber Industry Co Ltd	621,000	1,181
Nokian Renkaat OYJ (b)	137,182	5,854

		7,035

See accompanying notes

134

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Rubber & Plastic Products (0.05%)
KUREHA CORP	76,000	$478
Tokai Rubber Industries Inc	37,567	549

		1,027

Security Services (0.30%)
G4S PLC	1,489,942	6,762

Semiconductor Component — Integrated Circuits (0.29%)
Powertech Technology Inc	287,000	1,155
Taiwan Semiconductor Manufacturing Co Ltd	2,442,377	5,350

		6,505

Soap & Cleaning Products (0.54%)
Reckitt Benckiser PLC	207,755	12,136

Steel — Producers (1.98%)
ArcelorMittal	183,725	16,295
China Steel Corp	1,026,000	1,685
Dongkuk Steel Mill Co Ltd (b)	29,940	1,403
Evraz Group SA (c)	32,473	3,369
Mechel ADR	16,755	2,443
OneSteel Ltd	939,640	5,683
POSCO ADR	19,182	2,367
Salzgitter AG	45,137	9,314
Shougang Concord International Enterprises Company Ltd	3,268,000	1,019
Tata Steel Ltd (a)	58,960	1,210

		44,788

Steel — Specialty (0.31%)
Hitachi Metals Ltd	434,000	6,507
Mitsubishi Steel Manufacturing Co Ltd (b)	114,610	416

		6,923

Telecommunication Equipment (0.03%)
TM International Bhd (a)	270,000	611

Telecommunication Services (0.23%)
Chunghwa Telecom Co Ltd (a)	1,086,000	2,800
Orascom Telecom Holding SAE	11,808	179
Reliance Communications Ltd	100,499	1,434
Telekom Malaysia Bhd	324,000	371
Telenet Group Holding NV (a)	18,360	446

		5,230

Telephone — Integrated (3.25%)
Brasil Telecom Participacoes SA	88,712	1,364
France Telecom SA	435,643	13,713
Koninklijke (Royal) KPN NV	713,105	13,122
KT Corp	48,297	2,230
Tele Norte Leste Participacoes SA ADR	70,351	1,612
Telefonica SA	965,371	27,992
Telefonos de Mexico SAB de CV ADR	62,455	2,252
Telstra Corp Ltd	2,551,756	10,979

		73,264

Therapeutics (0.27%)
Grifols SA	214,999	6,026

Tobacco (1.96%)
British American Tobacco PLC	462,928	17,461
Imperial Tobacco Group PLC	291,045	13,998
Japan Tobacco Inc	2,624	12,769

		44,228

Tools — Hand Held (0.30%)
Hitachi Koki Co Ltd	30,524	503
Makita Corp	179,200	6,170

		6,673

Toys (1.02%)
Nintendo Co Ltd	42,000	23,063

Transport — Marine (0.86%)
China COSCO Holdings Co Ltd	634,500	1,893
China Shipping Development Co Ltd	350,000	1,175
Inui Steamship Co Ltd (b)	44,600	638
Jinhui Shipping & Transportation Ltd (b)	82,468	875
Mitsui OSK Lines Ltd	618,700	8,514
Pacific Basin Shipping Ltd	721,828	1,321
Shinwa Kaiun Kaisha Ltd	129,512	858
Smit Internationale NV	11,945	1,393
STX Pan Ocean Co Ltd (b)	477,000	1,185
U-Ming Marine Transport Corp	482,000	1,615
Wan Hai Lines Ltd	1	—

		19,467

Transport — Rail (0.62%)
Central Japan Railway Co	1,427	13,998

Transport — Services (0.94%)
Firstgroup Plc	609,758	6,880
Kintetsu World Express Inc	27,800	683
Stagecoach Group PLC	1,283,393	6,552
Viterra Inc (a)	527,080	7,207

		21,322

Transport — Truck (0.03%)
Hitachi Transport System Ltd	65,300	781

Travel Services (0.02%)
Flight Centre Ltd	19,504	401

Water (0.15%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)	86,380	2,198
See accompanying notes

135

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Water (continued)
Northumbrian Water Group PLC	165,036	$1,070

		3,268

Web Portals (0.39%)
NHN Corp (a)	7,665	1,781
So-net Entertainment Corp (b)	221	912
Yahoo! Japan Corp	13,672	6,055

		8,748

Wire & Cable Products (0.05%)
Leoni AG (b)	19,635	1,063

Wireless Equipment (0.49%)
Nokia OYJ	357,211	10,999

TOTAL COMMON STOCKS		$2,210,024

PREFERRED STOCKS (1.40%)
Auto — Car & Light Trucks (0.38%)
Porsche Automobil Holding SE	46,281	8,581

Commercial Banks (0.27%)
Banco Bradesco SA	224,700	5,205
Banco Itau Holding Financeira SA	27,041	783

		5,988

Diversified Minerals (0.49%)
Cia Vale do Rio Doce	340,180	10,978

Electric — Integrated (0.05%)
Cia Energetica de Minas Gerais	58,763	1,221

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	3,348	14

Steel — Producers (0.21%)
Usinas Siderurgicas de Minas Gerais SA	97,875	4,779

TOTAL PREFERRED STOCKS		$31,561

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.95%)
Commercial Paper (0.95%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$10,789	$10,789
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	10,789	10,789

		21,578

TOTAL SHORT TERM INVESTMENTS		$21,578

REPURCHASE AGREEMENTS (10.25%)
Finance — Investment Banker & Broker (10.25%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $233,748,000; 0.00%-7.625%; dated 05/12/08 - 03/14/36) (e)	$231,241	$231,228

TOTAL REPURCHASE AGREEMENTS		$231,228

Total Investments		$2,494,391
Liabilities in Excess of Other Assets, Net — (10.53)%		(237,684)

TOTAL NET ASSETS — 100.00%		$2,256,707

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,616 or 0.69% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,353 or 0.24% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$321,024
Unrealized Depreciation	(67,039)

Net Unrealized Appreciation (Depreciation)	253,985
Cost for federal income tax purposes	2,240,406
All dollar amounts are shown in thousands (000’s)
See accompanying notes

136

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	18.13%
Japan	13.87%
United States	11.20%
Germany	7.78%
Switzerland	7.45%
Canada	6.97%
France	6.44%
Spain	3.78%
Italy	3.63%
Hong Kong	3.55%
Australia	3.52%
Netherlands	2.53%
Brazil	2.14%
Korea, Republic Of	1.76%
Norway	1.54%
Greece	1.42%
Taiwan, Province Of China	1.39%
Sweden	1.33%
Russian Federation	1.30%
Finland	1.14%
Denmark	1.12%
China	1.00%
Belgium	0.99%
Luxembourg	0.93%
Singapore	0.91%
Austria	0.84%
South Africa	0.83%
India	0.52%
Israel	0.50%
Mexico	0.41%
Indonesia	0.32%
Thailand	0.31%
Portugal	0.25%
Turkey	0.21%
Malaysia	0.20%
Czech Republic	0.15%
Poland	0.06%
Cayman Islands	0.05%
Ireland	0.05%
Egypt	0.01%
Liabilities in Excess of Other Assets, Net	(10.53%)

TOTAL NET ASSETS	100.00%

See accompanying notes

137

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.72%)
Aerospace & Defense (1.88%)
Boeing Co	218,400	$18,533
General Dynamics Corp	511,000	46,205

		64,738

Agricultural Operations (1.31%)
Archer-Daniels-Midland Co	1,020,700	44,972

Apparel Manufacturers (0.50%)
VF Corp	231,000	17,182

Applications Software (1.37%)
Microsoft Corp	1,653,500	47,158

Auto — Car & Light Trucks (0.78%)
Daimler AG	346,500	26,826

Auto — Medium & Heavy Duty Trucks (0.50%)
Paccar Inc	360,500	17,059

Auto/Truck Parts & Equipment — Original (0.38%)
Johnson Controls Inc	368,800	13,004

Brewery (0.64%)
Molson Coors Brewing Co	397,900	21,821

Cellular Telecommunications (0.59%)
Vodafone Group PLC ADR (a)	640,262	20,271

Chemicals — Diversified (1.44%)
Bayer AG ADR	229,400	19,522
EI Du Pont de Nemours & Co	613,900	30,026

		49,548

Commercial Banks (2.56%)
Barclays PLC ADR (a)	935,870	34,065
BB&T Corp	559,164	19,174
Lloyds TSB Group PLC ADR (a)	1,008,783	34,571

		87,810

Commercial Services — Finance (0.52%)
Automatic Data Processing Inc	402,100	17,773

Computers (1.39%)
Hewlett-Packard Co	1,028,400	47,666

Consumer Products — Miscellaneous (0.50%)
Kimberly-Clark Corp	270,600	17,316

Distribution & Wholesale (0.77%)
Genuine Parts Co	627,041	26,624

Diversified Manufacturing Operations (5.22%)
Dover Corp	584,700	28,925
General Electric Co	3,214,100	105,101
Honeywell International Inc	420,700	24,990
Tyco International Ltd	436,000	20,400

		179,416

Electric — Integrated (4.41%)
FPL Group Inc	813,700	53,940
PG&E Corp	752,800	30,112
Progress Energy Inc	1,000,400	42,007
Xcel Energy Inc	1,231,000	25,605

		151,664

Electric Products — Miscellaneous (1.21%)
Emerson Electric Co	798,600	41,735

Electronic Components — Semiconductors (3.31%)
Intel Corp	4,312,700	96,001
Microchip Technology Inc (a)	477,900	17,563

		113,564

Electronics — Military (1.01%)
L-3 Communications Holdings Inc	312,600	34,839

Fiduciary Banks (1.92%)
Bank of New York Mellon Corp/The	1,512,380	65,834

Finance — Investment Banker & Broker (2.37%)
JPMorgan Chase & Co	1,711,800	81,567

Food — Miscellaneous/Diversified (1.80%)
Cadbury Schweppes PLC ADR	105,300	4,854
ConAgra Foods Inc	813,300	19,162
Kraft Foods Inc	1,196,423	37,843

		61,859

Food — Retail (1.37%)
Safeway Inc	1,484,900	46,923

Forestry (0.78%)
Plum Creek Timber Co Inc	154,300	6,301
Weyerhaeuser Co	319,300	20,397

		26,698

Gas-Distribution (1.18%)
Sempra Energy	714,600	40,496

Investment Companies (0.89%)
American Capital Strategies Ltd (a)	959,597	30,467

Investment Management & Advisory Services (3.95%)
AllianceBernstein Holding LP	618,591	38,365
Ameriprise Financial Inc	484,100	22,990
Franklin Resources Inc	780,400	74,255

		135,610

See accompanying notes

138

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Life & Health Insurance (0.38%)
Unum Group	560,700	$13,014

Medical — Drugs (6.57%)
AstraZeneca PLC ADR	203,700	8,551
Bristol-Myers Squibb Co	1,194,700	26,248
Novartis AG ADR	542,900	27,324
Pfizer Inc	830,700	16,705
Sanofi - Aventis SA ADR	907,100	34,996
Schering-Plough Corp	2,727,400	50,212
Wyeth	1,386,000	61,635

		225,671

Medical — Generic Drugs (1.40%)
Teva Pharmaceutical Industries Ltd ADR (a)	1,027,900	48,085

Medical — HMO (0.99%)
Aetna Inc	781,800	34,086

Metal — Aluminum (0.60%)
Alcoa Inc	591,900	20,586

Metal — Diversified (0.58%)
Freeport-McMoRan Copper & Gold Inc	176,400	20,066

Motorcycle/Motor Scooter (0.93%)
Harley-Davidson Inc	832,436	31,841

Multi-Line Insurance (6.08%)
ACE Ltd	950,700	57,318
Allstate Corp/The	674,409	33,963
Assurant Inc	346,100	22,496
Cincinnati Financial Corp	439,400	15,774
Hartford Financial Services Group Inc	480,000	34,210
MetLife Inc	742,300	45,169

		208,930

Multimedia (0.55%)
Walt Disney Co/The	584,200	18,946

Non-Hazardous Waste Disposal (0.75%)
Waste Management Inc	712,400	25,718

Oil Company — Exploration & Production (1.49%)
Enerplus Resources Fund	668,100	29,998
Penn West Energy Trust (a)	707,100	21,333

		51,331

Oil Company — Integrated (1.88%)
Chevron Corp	394,400	37,922
Marathon Oil Corp	584,100	26,617

		64,539

Paper & Related Products (0.23%)
International Paper Co	301,500	7,890

Pipelines (1.22%)
Enterprise Products Partners LP	299,100	9,341
Kinder Morgan Energy Partners LP	335,800	19,657
Spectra Energy Corp	518,900	12,817

		41,815

Regional Banks (5.56%)
Bank of America Corp	2,089,296	78,432
PNC Financial Services Group Inc	769,800	53,386
US Bancorp	743,000	25,180
Wells Fargo & Co	1,145,900	34,091

		191,089

REITS — Diversified (0.27%)
Vornado Realty Trust	99,000	9,216

REITS — Hotels (0.32%)
Host Hotels & Resorts Inc	638,100	10,975

REITS — Shopping Centers (0.20%)
Kimco Realty Corp	171,900	6,861

REITS — Storage (0.37%)
Public Storage	140,700	12,761

REITS — Warehouse & Industrial (1.24%)
AMB Property Corp	251,800	14,542
Prologis	448,300	28,068

		42,610

Retail — Discount (2.19%)
Wal-Mart Stores Inc	1,294,900	75,078

Retail — Drug Store (0.70%)
CVS Caremark Corp	595,400	24,036

Retail — Major Department Store (0.67%)
JC Penney Co Inc	541,300	23,005

Retail — Regional Department Store (0.77%)
Macy’s Inc	1,051,400	26,590

Retail — Restaurants (1.55%)
McDonald’s Corp	893,200	53,217

Semiconductor Component — Integrated Circuits (1.04%)
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,169,800	35,629

Steel — Producers (0.80%)
United States Steel Corp	177,500	27,326
See accompanying notes

139

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Services (0.42%)
TelusCorp	328,350	$14,562

Telephone — Integrated (6.26%)
AT&T Inc	2,213,500	85,685
BT Group PLC ADR	407,600	17,991
Nippon Telegraph & Telephone Corp ADR	758,500	16,300
Telstra Corp Ltd ADR (a)	414,400	8,889
Verizon Communications Inc	1,929,400	74,243
Windstream Corp	1,006,284	11,814

		214,922

Television (1.04%)
CBS Corp	1,550,700	35,775

Tobacco (0.55%)
Reynolds American Inc	351,000	18,901

Toys (1.18%)
Mattel Inc	2,153,494	40,378

Transport — Rail (2.39%)
Norfolk Southern Corp	522,500	31,131
Union Pacific Corp	351,700	51,063

		82,194

TOTAL COMMON STOCKS		$3,288,083

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (0.36%)
Electric — Integrated (0.05%)
Texas-New Mexico Power Co
6.25%, 1/15/2009	$1,875	$1,894

Finance — Investment Banker & Broker (0.01%)
Merrill Lynch & Co Inc
6.38%, 10/15/2008	475	476

Medical — Drugs (0.04%)
Wyeth
7.25%, 3/1/2023	1,175	1,303

Multimedia (0.03%)
CBS Corp
7.88%, 9/1/2023	950	1,005

Rental — Auto & Equipment (0.11%)
Erac USA Finance Co
7.35%, 6/15/2008 (b)	3,775	3,789

Telecommunication Services (0.12%)
Telus Corp
8.00%, 6/1/2011	3,775	4,073

TOTAL BONDS		$12,540

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation (FHLMC)(0.01%)
6.50%, 9/1/2030	190	198
7.00%, 9/1/2030	59	63

		261

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$261

REPURCHASE AGREEMENTS (5.19%)
Finance — Investment Banker & Broker (2.66%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $92,421,000; 0.00%—7.625%; dated 05/12/08—03/14/36) (c)	$91,430	$91,425

Money Center Banks (2.53%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $44,722,000; 2.19%; dated 01/23/09)	43,422	43,420
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $44,722,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	43,422	43,419

		86,839

TOTAL REPURCHASE AGREEMENTS		$178,264

Total Investments		$3,479,148
Liabilities in Excess of Other Assets, Net — (1.28)%		(44,021)

TOTAL NET ASSETS—100.00%		$3,435,127

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3, 789 or 0.11% of net assets.

(c)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

140

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$411,891
Unrealized Depreciation	(104,713)

Net Unrealized Appreciation (Depreciation)	307,178
Cost for federal income tax purposes	3,171,970
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	31.31%
Consumer, Non-cyclical	15.79%
Industrial	12.48%
Consumer, Cyclical	10.91%
Communications	9.01%
Technology	7.10%
Utilities	5.65%
Energy	4.59%
Basic Materials	4.43%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(1.28%)

TOTAL NET ASSETS	100.00%

See accompanying notes

141

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.68%)
Building — Residential & Commercial (0.59%)
Becton Property Group	24,958	$46

Consulting Services (0.23%)
KK DaVinci Advisors (a)	19	18

Diversified Operations (0.71%)
Wharf Holdings Ltd	10,903	55

Hotels & Motels (0.38%)
Starwood Hotels & Resorts Worldwide Inc	570	30

Publicly Traded Investment Fund (3.83%)
iShares Cohen & Steers Realty Majors Index Fund (b)	3,185	273
ProLogis European Properties	1,682	27

		300

Real Estate Management & Services (9.26%)
Aeon Mall Co Ltd	2,144	67
CA Immobilien Anlagen AG (a)	1,110	26
Castellum AB	407	5
Citycon Oyj	2,333	14
Deutsche Euroshop AG	775	33
DIC Asset AG	384	13
Fabege AB	2,400	22
First Capital Realty Inc	1,000	22
IMMOFINANZ AG	5,153	57
Kungsleden AB	909	9
Lend Lease Corp Ltd	5,697	67
Mitsubishi Estate Co Ltd	7,648	222
PSP Swiss Property AG (a)	667	41
Servcorp Ltd	17,940	72
Sponda OYJ	1,220	15
Swiss Prime Site AG (a)	267	17
Wihlborgs Fastigheter AB	1,040	23

		725

Real Estate Operator & Developer (18.28%)
APN Property Group Ltd	24,958	24
Capitaland Ltd	26,909	135
China Overseas Land & Investment Ltd	47,010	99
China Resources Land Ltd	34,386	71
City Developments Ltd	4,656	42
Hang Lung Properties Ltd	31,795	129
Helical Bar PLC	1,818	12
Hongkong Land Holdings Ltd	16,592	75
Hopson Development Holdings Ltd	4,000	9
Joint Corp	2,060	15
Kerry Properties Ltd	12,300	83
Mitsui Fudosan Co Ltd	8,571	216
NTT Urban Development Corp	22	34
Sumitomo Realty & Development Co Ltd	4,647	116
Sun Hung Kai Properties Ltd	21,215	372

		1,432

REITS — Apartments (4.46%)
AvalonBay Communities Inc	877	88
BRE Properties Inc	530	25
Equity Residential	1,478	61
Essex Property Trust Inc	790	94
Mid-America Apartment Communities Inc	626	33
Northern Property Real Estate Investment	1,750	39
Post Properties Inc	250	9

		349

REITS — Diversified (23.90%)
Affine SA	221	13
Ascendas Real Estate Investment Trust	23,616	45
Babcock & Brown Japan Property Trust	49,186	55
Befimmo SCA	156	19
British Land Co PLC	4,929	82
Brixton PLC	5,652	34
Corio NV	960	90
Crombie Real Estate Investment Trust	2,810	31
Cromwell Group	74,362	57
Digital Realty Trust Inc	1,300	50
Entertainment Properties Trust	1,230	66
Fonciere Des Regions	272	42
Goodman Group	17,788	76
GPT Group	33,141	104
Hammerson PLC	3,062	61
Investors Real Estate Trust	180	2
Klepierre	890	54
Land Securities Group PLC	5,920	181
Liberty International PLC	5,267	103
Mercialys SA	540	25
Mirvac Group	10,169	40
Mucklow A & J Group PLC	1,134	8
Nieuwe Steen Investments Funds NV	890	26
PS Business Parks Inc	740	42
Segro PLC	2,117	19
Shaftesbury PLC	2,003	21
Stockland	4,440	30
Unibail-Rodamco	969	251
Vornado Realty Trust	1,670	155
Washington Real Estate Investment Trust	1,450	52
Wereldhave NV	301	38

		1,872

REITS — Healthcare (3.37%)
Chartwell Seniors Housing Real Estate I	4,090	39
Extendicare Real Estate Investment Trust	2,740	31
See accompanying notes

142

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Healthcare (continued)
Health Care REIT Inc	1,440	$70
Nationwide Health Properties Inc	2,577	93
Omega Healthcare Investors Inc	657	11
Ventas Inc	410	20

		264

REITS — Hotels (0.97%)
DiamondRock Hospitality Co	1,446	18
Host Hotels & Resorts Inc	2,470	43
Sunstone Hotel Investors Inc	800	15

		76

REITS — Manufactured Homes (0.58%)
Equity Lifestyle Properties Inc	920	45

REITS — Office Property (6.04%)
Alexandria Real Estate Equities Inc	617	65
Alstria Office REIT-AG	1,172	23
Boston Properties Inc	1,490	150
Cofinimmo	102	22
DA Office Investment Corp	6	24
Derwent London PLC	611	16
Douglas Emmett Inc	1,830	43
Great Portland Estates PLC	990	9
ICADE	160	23
Nippon Building Fund Inc	5	65
Nomura Real Estate Office Fund Inc	3	24
Rubicon Japan Trust	58,793	9

		473

REITS — Regional Malls (4.74%)
General Growth Properties Inc	1,020	42
Simon Property Group Inc	2,540	253
Taubman Centers Inc	1,340	76

		371

REITS — Shopping Centers (10.65%)
Centro Properties Group	57,150	24
Centro Retail Group	107,431	49
Equity One Inc	560	14
Federal Realty Investment Trust	1,090	89
Japan Retail Fund Investment Corp	4	24
Kimco Realty Corp	3,110	124
Link REIT/The	33,400	80
Macquarie CountryWide Trust	17,358	23
Macquarie DDR Trust	32,531	18
RioCan Real Estate Investment Trust	3,310	69
Saul Centers Inc	780	39
Tanger Factory Outlet Centers	1,440	58
Vastned Retail NV	165	17
Westfield Group	11,994	206

		834

REITS — Single Tenant (0.71%)
National Retail Properties Inc	2,440	56

REITS — Storage (1.97%)
Big Yellow Group PLC	1,258	10
Public Storage	1,590	144

		154

REITS — Warehouse & Industrial (4.01%)
AMB Property Corp	1,410	81
Japan Logistics Fund Inc	9	61
Prologis	2,730	171

		313

TOTAL COMMON STOCKS		$7,413

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (4.46%)
Finance — Investment Banker & Broker (1.02%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $81,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$80	$80

Money Center Banks (3.44%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $139,000; 2.19%; dated 01/23/09)	135	135
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $139,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	135	135

		270

TOTAL REPURCHASE AGREEMENTS		$350

Total Investments		$7,763
Other Assets in Excess of Liabilities, Net — 0.86%		67

TOTAL NET ASSETS—100.00%		$7,830

(a)	Non-Income Producing Security.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

143

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$309
Unrealized Depreciation	(768)

Net Unrealized Appreciation (Depreciation)	(459)
Cost for federal income tax purposes	8,222
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

United States	38.97%
Hong Kong	12.43%
Australia	11.49%
Japan	11.32%
United Kingdom	7.11%
France	5.20%
Canada	2.95%
Singapore	2.82%
Netherlands	2.18%
Austria	1.06%
Germany	0.87%
Sweden	0.76%
Switzerland	0.74%
Belgium	0.52%
Finland	0.37%
Luxembourg	0.35%
Other Assets in Excess of Liabilities, Net	0.86%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Currency Contracts	25.41%
See accompanying notes

144

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)

Foreign Currency Contracts
					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)
Australian Dollar	5/12/2008	959	$1	$1	$—
Australian Dollar	6/16/2008	122,323	113	115	2
Swiss Franc	6/16/2008	1,402	1	1	—
Danish Kroner	6/16/2008	18,455	4	4	—
Euro	5/15/2008	51,300	81	80	(1)
British Pound	5/15/2008	32,639	64	64	—
Hong Kong Dollar	7/11/2008	1,822,711	234	234	—
Hong Kong Dollar	6/16/2008	335,510	43	43	—
Japanese Yen	5/15/2008	36,127,553	352	349	(3)
Norwegian Krone	6/16/2008	58,279	11	11	—
New Zealand Dollar	5/12/2008	9,489	8	8	—
Poland Zloty	6/16/2008	40,426	18	18	—
Swedish Krona	6/16/2008	223,304	37	37	—
Singapore Dollar	7/11/2008	115,469	84	86	2

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Australian Dollar	5/12/2008	185,967	$171	$175	$(4)
Australian Dollar	6/16/2008	109,182	101	102	(1)
Canadian Dollar	6/12/2008	611	1	1	—
Canadian Dollar	6/16/2008	6,969	7	7	—
Swiss Franc	5/30/2008	7,554	7	7	—
Euro	5/15/2008	60,446	95	94	1
British Pound	5/15/2008	13,977	28	28	—
Hong Kong Dollar	6/16/2008	716,601	92	92	—
Hong Kong Dollar	7/11/2008	282,084	36	36	—
Japanese Yen	5/15/2008	24,353,000	238	235	3
Norwegian Krone	6/16/2008	42,334	8	8	—
Poland Zloty	6/16/2008	3,522	2	2	—
Swedish Krona	6/16/2008	220,909	37	37	—
Singapore Dollar	6/11/2008	9,692	7	7	—
Singapore Dollar	7/11/2008	137,352	100	102	(2)
Singapore Dollar	6/16/2008	5,375	4	4	—
All dollar amounts are shown in thousands (000’s)
See accompanying notes

145

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (54.45%)
Asset Backed Securities (4.94%)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.18%, 9/25/2033 (a)	$234	$204
3.13%, 12/25/2033 (a)	431	408
Countrywide Asset-Backed Certificates
3.07%, 6/25/2037 (a)	3,500	2,388
Credit-Based Asset Servicing and Securitization
3.07%, 3/25/2036 (a)	2,000	1,882
Fannie Mae Grantor Trust
3.04%, 9/25/2035 (a)(b)	1,117	1,107
GMAC Mortgage Corp Loan Trust
3.08%, 8/25/2035 (a)	832	577
Long Beach Mortgage Loan Trust
3.00%, 10/25/2036 (a)(b)	2,000	1,800
SACO I Inc
3.04%, 6/25/2036 (a)(b)	1,372	1,169
Saxon Asset Securities Trust
3.05%, 3/25/2036 (a)(b)	5,000	4,396
Structured Asset Investment Loan Trust
3.12%, 1/25/2036 (a)(b)	2,275	2,068
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (a)(b)	2,750	2,540

		18,539

Automobile Sequential (0.88%)
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (a)(b)	2,080	2,077
WFS Financial Owner Trust
3.93%, 2/17/2012 (b)	1,224	1,223

		3,300

Credit Card Asset Backed Securities (1.10%)
Discover Card Master Trust
5.65%, 3/16/2020	1,917	1,853
Discover Card Master Trust I
2.74%, 5/15/2011(a)	1,000	995
Washington Mutual Master Note Trust
3.47%, 10/15/2014 (a)(b)(c)(d)	1,350	1,279

		4,127

Finance — Mortgage Loan/Banker (8.11%)
Fannie Mae
5.25%, 8/1/2012 (e)(f)	11,800	12,231
5.00%, 5/11/2017 (f)	7,750	8,150
6.63%, 11/15/2030	1,300	1,594
Freddie Mac
5.75%, 6/27/2016	2,400	2,505
SLM Student Loan Trust
3.01%, 10/25/2016 (a)	2,350	2,343
2.99%, 9/17/2018 (a)	3,748	3,648

		30,471

Home Equity — Other (4.08%)
ACE Securities Corp
3.11%, 9/25/2035 (a)(b)	766	756
American Home Mortgage Investment Trust
3.08%, 11/25/2030 (a)	2,107	1,037
Asset Backed Securities Corp Home Equity
2.99%, 7/25/2036 (a)(b)	3,600	3,505
First NLC Trust
3.13%, 5/25/2035 (a)	1,925	1,640
JP Morgan Mortgage Acquisition Corp
3.16%, 7/25/2035 (a)(b)	1,214	1,197
Morgan Stanley Home Equity Loans
3.07%, 2/25/2036 (a)(b)	5,250	5,067
Soundview Home Equity Loan Trust
2.99%, 7/25/2036 (a)	2,169	2,129

		15,331

Mortgage Backed Securities (35.34%)
Banc of America Commercial Mortgage Inc
1.18%, 11/10/2038 (a)	2,416	46
0.40%, 3/11/2041 (a)(d)	31,742	232
4.73%, 7/10/2043 (a)	3,500	3,280
Banc of America Funding Corp
2.88%, 7/20/2036 (a)(b)	2,071	1,984
3.08%, 7/20/2036 (a)(b)	1,581	734
Bear Stearns Alt-A Trust
3.07%, 4/25/2037 (a)(b)	1,192	656
Bear Stearns Commercial Mortgage Securities
1.00%, 2/11/2041 (a)(d)	7,907	233
Bear Stearns Mortgage Funding Trust
3.11%, 7/25/2036 (a)(b)	3,615	2,895
Chase Mortgage Finance Corp
5.02%, 7/25/2037 (a)(b)	2,149	2,064
Commercial Mortgage Pass Through Certificates
0.06%, 12/10/2046 (a)(d)	25,922	263
Countrywide Alternative Loan Trust
3.20%, 5/25/2035 (a)	344	221
Credit Suisse Mortgage Capital Certificates
6.00%, 9/15/2039 (a)	1,000	930
0.11%, 12/15/2039	16,827	237
6.22%, 2/15/2041 (a)(c)(d)	1,250	1,136
CS First Boston Mortgage Securities Corp
0.57%, 11/15/2036 (a)(d)	11,515	414
Fannie Mae
3.20%, 10/25/2018 (a)	571	563
5.00%, 8/25/2026	2,527	2,559
3.09%, 4/25/2034 (a)	5,147	5,148
0.35%, 3/25/2036	29,356	308
6.50%, 2/25/2047	2,405	2,528
Fannie Mae Grantor Trust
5.50%, 9/25/2011	4,250	4,451
5.34%, 4/25/2012	5,000	5,222
3.25%, 5/25/2035 (a)(b)	2,081	2,096
Fannie Mae Whole Loan
3.04%, 5/25/2035 (a)	2,189	2,173
See accompanying notes

146

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Federal Home Loan Bank System
5.46%, 11/27/2015	$2,873	$2,874
Freddie Mac
4.50%, 7/15/2017	4,900	4,925
3.02%, 6/15/2018 (a)(b)	3,436	3,386
3.12%, 7/15/2023 (a)	5,497	5,427
2.92%, 4/15/2030 (a)	4,970	4,878
5.50%, 9/15/2031 (a)	1,375	1,387
3.12%, 9/15/2033 (a)(b)	329	325
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)	3,475	3,176
5.51%, 11/10/2045 (a)	5,000	5,006
G-Force LLC
3.20%, 12/25/2039 (a)	2,800	2,624
Ginnie Mae
1.65%, 10/16/2012 (a)	70,587	2,209
3.89%, 7/16/2026	1,587	1,573
5.08%, 1/16/2030 (a)	1,557	1,574
4.26%, 2/16/2032	2,290	2,279
0.92%, 6/17/2045 (a)	36,971	1,594
0.80%, 11/16/2045	3,638	154
1.12%, 5/16/2046 (a)	10,675	538
1.06%, 10/16/2046	15,775	926
Greenpoint Mortgage Funding Trust
3.20%, 6/25/2045 (a)	252	166
Greenwich Capital Commercial Funding Corp
0.46%, 6/10/2036 (a)(d)	16,943	129
5.91%, 7/10/2038	2,500	2,546
0.51%, 3/10/2039 (a)(d)	54,791	1,015
GS Mortgage Securities Corp II
0.86%, 11/10/2039 (d)	30,428	1,014
5.99%, 8/10/2045 (a)	2,650	2,646
Impac CMB Trust
3.21%, 4/25/2035 (a)(b)	665	437
Indymac Index Mortgage Loan Trust
3.22%, 4/25/2035 (a)	322	219
JP Morgan Chase Commercial Mortgage Securities
0.48%, 9/12/2037 (a)	87,380	1,021
6.01%, 6/15/2049 (a)	2,225	2,066
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)	3,000	2,831
5.30%, 4/25/2036 (a)	853	854
5.82%, 6/25/2036 (a)	1,600	1,384
5.94%, 8/25/2036 (a)	2,400	2,145
6.00%, 8/25/2036 (a)	2,695	2,448
5.56%, 10/25/2036 (a)	4,725	3,915
5.82%, 1/25/2037 (a)	3,820	3,767
LB-UBS Commercial Mortgage Trust
0.09%, 11/15/2038 (a)(d)	13,350	191
0.91%, 11/15/2038 (a)(d)	21,762	804
0.08%, 2/15/2040 (a)(d)	5,931	58
0.68%, 2/15/2040 (a)	7,437	201
0.93%, 7/15/2040 (a)	109,748	2,429
Merrill Lynch Mortgage Trust
0.73%, 5/12/2043	49,444	1,007
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.73%, 8/12/2048 (a)	33,667	1,060
0.10%, 12/12/2049 (a)(d)	49,504	602
Morgan Stanley Capital I
0.53%, 8/13/2042	171,544	2,535
0.07%, 12/15/2043 (a)(d)	27,121	298
Residential Accredit Loans Inc
3.04%, 2/25/2037 (a)(b)	1,467	941
3.08%, 7/25/2037 (a)(b)	2,438	1,926
Wachovia Bank Commercial Mortgage Trust
0.43%, 3/15/2042 (a)(d)	29,995	261
0.80%, 5/15/2044 (a)(d)	96,632	1,777
5.82%, 5/15/2046 (a)	2,600	2,389
WaMu Mortgage Pass Through Certificates
3.04%, 7/25/2044 (a)(b)	242	214
3.13%, 4/25/2045 (a)	523	432
Washington Mutual Alternative Mortgage
3.17%, 6/25/2046 (a)	3,805	1,782

		132,738

TOTAL BONDS		$204,506

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (80.28%)
Federal Home Loan Mortgage Corporation (FHLMC) (22.40%)
5.50%, 5/1/2038 (g)	7,620	7,668
6.00%, 5/1/2038 (g)	6,630	6,781
6.50%, 5/1/2038 (g)	210	217
5.00%, 6/1/2038 (g)	7,355	7,210
5.50%, 6/1/2038 (g)	4,515	4,532
6.00%, 6/1/2038 (g)	9,795	9,994
6.50%, 6/1/2017	259	269
6.00%, 7/1/2017	98	101
5.50%, 4/1/2018	724	741
5.50%, 12/1/2018	3	3
5.00%, 1/1/2019	1,586	1,603
6.00%, 1/1/2021	303	313
6.50%, 8/1/2022	383	399
5.00%, 10/1/2025	1,163	1,160
6.00%, 6/1/2028	91	94
5.50%, 1/1/2029	23	23
5.50%, 3/1/2029	18	18
6.50%, 3/1/2029	60	63
8.00%, 8/1/2030	3	4
See accompanying notes

147

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.00%, 11/1/2030	$2	$3
7.50%, 12/1/2030	23	25
7.00%, 1/1/2031	11	12
7.50%, 2/1/2031	14	15
6.50%, 6/1/2031	5	5
6.00%, 10/1/2031	43	44
6.00%, 2/1/2032	103	106
6.50%, 2/1/2032	41	42
6.50%, 2/1/2032	104	109
6.50%, 4/1/2032	86	89
7.50%, 4/1/2032	147	159
6.50%, 8/1/2032	264	275
6.50%, 8/1/2032	112	117
5.00%, 12/1/2032	961	948
5.50%, 5/1/2033	595	601
5.50%, 10/1/2033	219	221
5.50%, 12/1/2033	5,097	5,147
5.00%, 5/1/2034	1,503	1,481
5.00%, 5/1/2035	1,225	1,206
5.00%, 7/1/2035	71	70
5.00%, 7/1/2035	693	682
5.00%, 10/1/2035	131	129
6.00%, 8/1/2036	3,639	3,728
6.00%, 10/1/2036 (a)	903	925
6.50%, 11/1/2036	1,073	1,113
6.50%, 2/1/2037	443	459
6.00%, 3/1/2037	1,667	1,707
6.00%, 4/1/2037	4,512	4,622
5.50%, 7/1/2037	744	749
6.50%, 12/1/2037	994	1,031
6.00%, 1/1/2038 (a)	519	531
6.00%, 3/1/2038	899	921
6.00%, 4/1/2038	1,575	1,613
7.10%, 10/1/2032 (a)	11	11
7.25%, 9/1/2033 (a)	162	163
4.66%, 8/1/2035 (a)	1,786	1,797
6.76%, 3/1/2036 (a)	1,292	1,327
6.53%, 7/1/2036 (a)	2,352	2,422
6.51%, 10/1/2036 (a)	1,135	1,172
6.50%, 1/1/2037 (a)	1,585	1,635
6.52%, 1/1/2037 (a)	1,667	1,714
5.69%, 6/1/2037 (a)	2,366	2,418
5.70%, 6/1/2037 (a)	1,340	1,364

		84,101

Federal National Mortgage Association (FNMA) (32.26%)
4.50%, 5/1/2023 (g)	4,195	4,141
5.00%, 5/1/2023 (g)	2,005	2,015
5.50%, 5/1/2038 (g)	21,220	21,333
6.00%, 5/1/2038 (g)	5,350	5,469
6.50%, 5/1/2038 (g)	4,805	4,972
5.00%, 6/1/2038 (g)	15,240	14,935
6.00%, 5/1/2009	17	17
4.50%, 3/1/2010	122	125
6.50%, 4/1/2010	13	14
6.50%, 6/1/2016	30	31
6.00%, 1/1/2017	83	85
6.00%, 4/1/2017	146	151
5.50%, 9/1/2017	389	399
5.50%, 9/1/2017	86	88
5.00%, 1/1/2018	611	618
5.50%, 3/1/2018	392	402
5.00%, 4/1/2019	565	570
5.50%, 6/1/2019	108	111
5.50%, 6/1/2019	132	135
5.50%, 7/1/2019	262	268
5.50%, 7/1/2019	64	65
5.50%, 7/1/2019	121	123
5.50%, 7/1/2019	128	131
5.50%, 7/1/2019	261	266
5.50%, 8/1/2019	71	73
5.50%, 8/1/2019	543	555
5.50%, 9/1/2019	486	497
4.50%, 12/1/2019	689	685
4.50%, 1/1/2020	2,089	2,075
7.00%, 5/1/2022	99	105
6.00%, 12/1/2022	192	198
5.00%, 1/1/2026	1,657	1,648
5.50%, 6/1/2026	1,616	1,637
7.50%, 1/1/2031	10	10
7.50%, 5/1/2031	15	16
6.50%, 9/1/2031	102	106
6.00%, 12/1/2031	116	120
6.00%, 12/1/2031	39	40
6.50%, 12/1/2031	22	23
6.50%, 4/1/2032	92	96
7.50%, 8/1/2032	120	129
6.00%, 11/1/2032	138	142
4.65%, 3/1/2033 (a)	990	993
5.50%, 9/1/2033	2,639	2,662
7.13%, 11/1/2033 (a)	14	14
5.10%, 12/1/2033 (a)	755	762
4.87%, 9/1/2034 (a)	3,458	3,553
4.71%, 2/1/2035 (a)	4,235	4,254
4.93%, 3/1/2035 (a)	1,364	1,378
5.00%, 4/1/2035	1,047	1,030
4.67%, 5/1/2035 (a)(b)	1,333	1,339
See accompanying notes

148

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.00%, 7/1/2035	$506	$498
5.00%, 7/1/2035	3,270	3,218
5.20%, 7/1/2035 (a)	1,225	1,246
5.00%, 8/1/2035	636	626
5.08%, 8/1/2035 (a)	4,523	4,590
5.64%, 11/1/2035 (a)	996	1,012
5.73%, 2/1/2036 (a)	607	613
5.79%, 6/1/2036 (a)	274	279
6.50%, 8/1/2036	2,189	2,268
6.50%, 8/1/2036	948	982
6.50%, 10/1/2036	511	529
6.50%, 11/1/2036	551	571
6.50%, 12/1/2036	756	783
5.50%, 2/1/2037	3,853	3,879
5.73%, 5/1/2037 (a)	3,946	4,044
6.19%, 5/1/2037 (a)	1,917	1,953
5.50%, 6/1/2037	1,816	1,828
6.50%, 8/1/2037	1,005	1,040
5.50%, 2/1/2038	3,589	3,612
6.00%, 2/1/2038	1,560	1,596
6.00%, 2/1/2038 (a)	1,439	1,473
6.00%, 3/1/2038	454	465
6.00%, 3/1/2038	1,548	1,584
6.00%, 4/1/2038	1,815	1,857

		121,150

Government National Mortgage Association (GNMA)(4.17%)
5.00%, 5/1/2038 (g)	3,510	3,474
5.50%, 5/1/2038 (g)	560	567
6.50%, 7/15/2008	1	1
6.50%, 10/15/2008	4	4
6.50%, 3/15/2009	5	5
5.50%, 12/15/2013	22	22
5.50%, 1/15/2014	129	132
5.50%, 1/15/2014	88	90
5.50%, 2/15/2014	101	104
5.50%, 3/15/2014	211	217
8.00%, 8/15/2016	77	83
8.00%, 12/15/2016	15	17
7.50%, 4/15/2017	8	9
7.50%, 4/15/2017	57	62
7.50%, 4/15/2017	63	67
8.00%, 4/15/2017	16	17
8.00%, 4/15/2017	12	13
8.00%, 4/15/2017	20	22
7.50%, 5/15/2017	16	17
8.00%, 5/15/2017	26	29
8.00%, 5/15/2017	13	14
8.00%, 6/15/2017	16	17
8.00%, 6/15/2017	22	24
8.00%, 7/15/2017	10	11
7.50%, 7/15/2018	38	41
7.50%, 12/15/2021	40	44
7.50%, 12/15/2021	35	38
7.50%, 2/15/2022	55	60
8.00%, 2/15/2022	59	65
7.50%, 3/15/2022	7	8
7.50%, 3/15/2022	13	14
7.50%, 3/15/2022	34	37
7.50%, 4/15/2022	23	24
7.50%, 4/15/2022	20	21
7.50%, 4/15/2022	40	43
7.50%, 4/15/2022	23	24
7.50%, 5/15/2022	38	41
7.50%, 7/15/2022	64	69
7.50%, 8/15/2022	24	26
7.50%, 8/15/2022	31	34
7.50%, 8/15/2022	7	8
7.50%, 8/15/2022	2	2
7.50%, 8/15/2022	15	16
7.50%, 8/15/2022	23	25
7.50%, 8/15/2022	85	91
7.50%, 8/15/2022	70	76
7.00%, 11/15/2022	41	44
7.00%, 11/15/2022	21	23
7.00%, 11/15/2022	64	69
7.00%, 11/15/2022	40	43
7.50%, 11/15/2022	58	62
7.00%, 12/15/2022	49	53
7.00%, 12/15/2022	153	164
7.00%, 1/15/2023	65	70
7.00%, 1/15/2023	40	43
7.00%, 1/15/2023	22	24
7.00%, 2/15/2023	343	368
7.50%, 2/15/2023	6	6
7.50%, 2/15/2023	21	23
7.00%, 3/15/2023	30	32
7.50%, 5/15/2023	29	31
7.50%, 5/15/2023	8	9
7.50%, 5/15/2023	84	90
7.50%, 6/15/2023	24	26
7.00%, 7/15/2023	30	32
7.00%, 7/15/2023	11	12
7.00%, 7/15/2023	100	107
7.00%, 7/15/2023	30	32
7.00%, 8/15/2023	48	51
See accompanying notes

149

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
6.50%, 9/15/2023	$38	$40
6.50%, 9/15/2023	64	67
6.50%, 9/15/2023	58	60
6.50%, 9/15/2023	69	73
6.00%, 10/15/2023	324	335
6.50%, 10/15/2023	73	76
6.50%, 10/15/2023	27	28
7.00%, 10/15/2023	55	59
7.50%, 10/15/2023	16	17
6.00%, 11/15/2023	158	164
6.00%, 11/15/2023	122	127
6.50%, 11/15/2023	22	23
7.50%, 11/15/2023	87	93
6.00%, 12/15/2023	91	94
6.00%, 12/15/2023	88	92
6.00%, 12/15/2023	7	7
6.50%, 12/15/2023	133	139
6.50%, 12/15/2023	103	108
6.50%, 12/15/2023	100	105
6.50%, 12/15/2023	44	46
7.00%, 12/15/2023	40	43
7.00%, 12/15/2023	69	74
6.00%, 1/15/2024	81	84
6.50%, 1/15/2024	79	83
6.50%, 1/15/2024	29	30
6.50%, 1/15/2024	95	100
6.50%, 1/15/2024	48	51
6.50%, 1/15/2024	95	99
6.50%, 1/15/2024	81	85
6.50%, 1/15/2024	31	32
6.50%, 1/15/2024	47	49
6.00%, 2/15/2024	64	67
6.00%, 2/15/2024	144	149
6.00%, 2/15/2024	65	67
6.00%, 3/15/2024	38	39
6.50%, 3/15/2024	34	36
6.50%, 4/15/2024	74	77
6.50%, 7/15/2024	217	226
7.50%, 8/15/2024	6	7
7.25%, 9/15/2025	79	85
6.50%, 10/15/2025	43	45
6.50%, 1/15/2026	35	36
7.00%, 1/15/2026	60	64
6.50%, 3/15/2026	82	85
7.00%, 5/15/2026	9	10
7.00%, 1/15/2027	71	76
7.00%, 3/15/2027	40	43
7.50%, 4/15/2027	6	6
7.50%, 5/15/2027	67	72
7.50%, 5/15/2027	16	17
7.50%, 6/15/2027	40	43
7.00%, 11/15/2027	152	163
7.00%, 12/15/2027	82	88
6.50%, 2/15/2028	38	39
7.00%, 4/15/2028	3	3
7.00%, 4/15/2028	108	116
8.00%, 12/15/2030	19	21
7.00%, 5/15/2031	39	42
6.50%, 7/15/2031	11	11
7.00%, 7/15/2031	10	11
7.00%, 7/15/2031	1	1
7.00%, 9/15/2031	13	13
6.50%, 10/15/2031	74	77
6.50%, 7/15/2032	93	97
6.00%, 8/15/2032	443	456
6.00%, 9/15/2032	377	389
6.00%, 2/15/2033	96	99
5.00%, 2/15/2034	1,099	1,091
6.00%, 1/20/2024	47	49
6.00%, 4/20/2024	92	96
6.50%, 4/20/2024	50	52
6.00%, 5/20/2024	98	101
6.00%, 5/20/2024	35	36
6.00%, 10/20/2024	58	60
6.00%, 9/20/2025	33	34
6.00%, 11/20/2025	41	42
6.50%, 7/20/2026	25	26
6.00%, 10/20/2028	55	56
6.50%, 10/20/2028	44	46
5.50%, 5/20/2035	1,363	1,381

		15,668

U.S. Treasury (14.95%)
3.25%, 12/31/2009 (f)	8,250	8,389
4.13%, 8/15/2010 (f)	15,000	15,615
4.25%, 10/15/2010 (f)	7,500	7,859
4.63%, 7/31/2012 (f)	6,550	6,987
3.63%, 5/15/2013 (f)	4,250	4,368
4.25%, 8/15/2014 (f)	3,000	3,173
4.13%, 5/15/2015 (f)	8,750	9,149
6.13%, 8/15/2029	500	609

		56,149

U.S. Treasury Inflation-Indexed Obligations (3.13%)
3.00%, 7/15/2012 (f)	10,714	11,737
See accompanying notes

150

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury Strip (3.37%)
0.00%, 11/15/2015 (f)(h)	$4,000	$3,045
0.00%, 5/15/2020 (h)	13,800	8,067
0.00%, 11/15/2021 (f)(h)	2,900	1,559

		12,671

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$301,476

REPURCHASE AGREEMENTS (13.09%)
Money Center Banks (13.09%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $43,388,000; 0.00%-5.50%; dated 05/09/08-04/18/19) (b)	$42,897	$42,895
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $3,227,000; 2.19%; dated 01/23/09)	3,134	3,134
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collaterlized by Sovereign Agency Issues; $3,227,000; 0.00%-5.36%; dated 05/16/08- 04/15/18)	3,134	3,133

		49,162

TOTAL REPURCHASE AGREEMENTS		$49,162

Total Investments		$555,144
Liabilities in Excess of Other Assets, Net — (47.82)%		(179,588)

TOTAL NET ASSETS — 100.00%		$375,556

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from Securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,415 or 0.64% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of l933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,706 or 2.58% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $622 or 0.17% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.

(h)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$6,969
Unrealized Depreciation	(17,627)

Net Unrealized Appreciation (Depreciation)	(10,658)
Cost for federal income tax purposes	565,802
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (c)	$5,050	$(218)

All dollar amounts are shown in thousands (000’s)

Interest Rate Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Pay semi-annually a fixed rate of 4.37% and receive quarterly a floating rate based on 3 month LIBOR with UBS-AG. Expires Apríl 2018.	$13,000	$2

Receive semi-annually a fixed rate of 4.97% and pay quarterly a floating rate based on 3-month LIBOR to Lehman Brothers. Expires September 2012.	$5,000	255

Receive semi-annually a fixed rate of 5.61% and pay quarterly a floating rate based on 3-month LIBOR to Deutsche Bank AG. Expires June 2037.	$2,250	276
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 10 Year Note; June 2008	70	$8,075	$8,106	$(31)
All dollar amounts are shown in thousands (000’s)
See accompanying notes

151

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	94.46%
Government	27.97%
Financial	13.09%
Asset Backed Securities	12.30%
Liabilities in Excess of Other Assets, Net	(47.82%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.16%
Interest Rate Swaps	0.14%
Credit Default Swaps	0.06%
See accompanying notes

152

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (5.25%)
Applications Software (0.08%)
Jingwei International Ltd (a)	400,000	$1,300

Auto — Medium & Heavy Duty Trucks (1.59%)
New Flyer Industries Inc (b)	2,353,300	26,498

Building — Residential & Commercial (0.20%)
Desarrolladora Homex SAB de CV ADR (a)(c)	56,100	3,342

Cable TV(0.36%)
Time Warner Cable Inc (a)	214,470	6,005

Casino Hotels (0.00%)
Aladdin Gaming Holdings LLC — Warrants (a)(d)(e)	78,250	—

Food — Dairy Products (0.11%)
American Dairy Inc (a)	161,200	1,870

Food — Miscellaneous/Diversified (0.91%)
B&G Foods Inc (c)	445,900	7,068
China Foods Ltd	4,800,000	2,833
FUJI Food and Catering Services	962,000	1,573
Zhongpin Inc (a)(c)	346,500	3,638

		15,112

Medical — Biomedical/Gene(0.25%)
American Oriental Bioengineering Inc (a)(c)	422,600	4,065
Neuro-Hitech Inc-Warrants (a)(d)(e)	125,000	—
Neuro-Hitech Inc (a)	250,000	63

		4,128

REITS — Healthcare (0.73%)
Omega Healthcare Investors Inc (c)	691,800	12,106

Satellite Telecommunications (0.04%)
ICO Global Communications Holdings Ltd (a)	189,757	708

Special Purpose Entity (0.04%)
Adelphia Recovery Trust Series Acc-1 Int (a)	5,641,292	226
Adelphia Recovery Trust Series Frontiervision Int (a)(e)	2,437,336	390
Neoview Holdings Inc — Warrants (a)(d)(e)	120,000	—

		616

Therapeutics (0.00%)
Vion Pharmaceuticals Inc — Warrants (a)(e)	130,000	2
Vion Pharmaceuticals Inc (a)(e)	50,938	65

		67

Transport — Marine (0.34%)
Teekay LNG Partners LP (c)	197,000	5,632

Transport — Services (0.60%)
Student Transportation of America Inc (b)	968,000	10,064

TOTAL COMMON STOCKS		$87,448

CONVERTIBLE PREFERRED STOCKS (1.25%)
Airlines (0.41%)
Continental Airlines Finance Trust II	280,000	6,807

Finance — Commercial (0.32%)
CIT Group Inc	461,000	5,394

Reinsurance(0.52%)
Aspen Insurance Holdings Ltd	177,000	8,682

TOTAL CONVERTIBLE PREFERRED STOCKS		$20,883

PREFERRED STOCKS (2.47%)
Finance — Investment Banker & Broker (0.47%)
Lehman Brothers Holdings Inc	330,000	7,913

Finance — Mortgage Loan/Banker (2.00%)
Freddie Mac 8.38%; Series Z	1,300,000	33,280

TOTAL PREFERRED STOCKS		$41,193

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (76.67%)
Agricultural Operations (1.01%)
Southern States Cooperative Inc
10.50%, 11/1/2010 (d)(f)	$16,500	16,830

Applications Software (0.99%)
SS&C Technologies Inc
11.75%, 12/1/2013	16,000	16,480

Auto — Medium & Heavy Duty Trucks (0.61%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (d)(e)(f)	10,000	10,227

Auto/Truck Parts & Equipment — Original (1.39%)
Accuride Corp
8.50%, 2/1/2015	26,000	23,140

Beverages — Wine & Spirits (0.96%)
Beverages & More Inc
9.25%, 3/1/2012 (f)	16,500	16,005

Cable TV (0.05%)
Adelphia Communications Corp
0.00%, 6/15/2011 (a)	5,650	480
Frontiervision
0.00%, 9/15/2008 (a)(e)	9,250	278
Frontiervision Operating PRT
0.00%, 10/15/2006 (a)(e)	7,250	—

		758

See accompanying notes

153

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Casino Services (1.05%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	$19,250	$17,517

Commercial Services (2.00%)
ARAMARK Corp
8.50%, 2/1/2015	32,000	33,360

Computer Services (1.41%)
Ceridian Corp
11.25%, 11/15/2015 (f)	25,000	23,531

Containers — Metal & Glass (1.45%)
Crown Americas LLC/Crown Americas Capital Corp
7.75%, 11/15/2015	9,500	10,022
Crown Cork & Seal Co Inc
8.00%, 4/15/2023 (c)	5,500	5,143
7.38%, 12/15/2026	10,500	9,056

		24,221

Containers — Paper & Plastic (1.30%)
Graphic Packaging International Inc
8.50%, 8/15/2011	21,500	21,715

Cruise Lines (1.48%)
Royal Caribbean Cruises Ltd
8.75%, 2/2/2011	14,000	14,630
7.25%, 3/15/2018	11,000	9,955

		24,585

Dialysis Centers (1.67%)
DaVita Inc
6.63%, 3/15/2013	28,000	27,860

Electric — Generation (0.00%)
AES Corp/The
8.75%, 5/15/2013(f)	3	3

Electric — Integrated (4.46%)
CILCORP Inc
9.38%, 10/15/2029	3,000	3,294
Commonwealth Edison Co
6.95%, 7/15/2018	6,700	6,792
Duquesne Light Holdings Inc
5.50%, 8/15/2015	20,000	19,007
Energy Future Holdings Corp
5.55%, 11/15/2014	1	1
Mirant Americas Generation LLC
8.50%, 10/1/2021	30,500	29,890
Sierra Pacific Resources
6.75%, 8/15/2017	15,500	15,277
TECO Energy Inc
7.50%, 6/15/2010	2	3

		74,264

Electronics — Military (1.79%)
L-3 Communications Corp
5.88%, 1/15/2015	19,000	18,430
6.38%, 10/15/2015	11,500	11,371

		29,801

Finance — Commercial (1.17%)
CIT Group Inc
3.02%, 3/12/2010 (g)	3,000	2,427
3.19%, 7/28/2011 (g)	21,000	17,117

		19,544

Finance — Investment Banker & Broker (0.55%)
JPMorgan Chase & Co
7.90%, 4/29/2049 (g)	9,000	9,168

Finance — Leasing Company (0.11%)
DVI Inc
0.00%, 2/1/2004 (a)(d)(e)	8,575	1,029
0.00%, 2/1/2004 (a)(d)(e)	6,850	822

		1,851

Finance — Mortgage Loan/Banker (2.82%)
Freddie Mac
4.63%, 10/25/2012 (h)	45,000	47,060

Food — Miscellaneous/Diversified (0.83%)
B&G Foods Inc
8.00%, 10/1/2011	9,000	8,910
12.00%, 10/30/2016 (e)	620	4,963

		13,873

Independent Power Producer (0.64%)
NRG Energy Inc
7.38%, 2/1/2016	2	3
Reliant Energy Inc
6.75%, 12/15/2014	10,250	10,583

		10,586

Medical — Drugs (1.67%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	16,000	15,560
8.88%, 12/1/2013	12,500	12,344

		27,904

Medical — HMO (0.79%)
Multiplan Inc
10.38%, 4/15/2016 (f)	13,500	13,095

Medical — Hospitals (5.75%)
HCA Inc
6.50%, 2/15/2016 (c)	10,000	8,950
9.25%, 11/15/2016	8,000	8,600
7.50%, 11/6/2033 (c)	16,000	13,120
IASIS Healthcare LLC/IASIS Capital Corp
8.75%, 6/15/2014	29,750	30,494
See accompanying notes

154

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — Hospitals (continued)
Tenet Healthcare Corp
9.25%, 2/1/2015 (c)(g)	$35,000	$34,737

		95,901

MRI — Medical Diagnostic Imaging (1.83%)
Alliance Imaging Inc
7.25%, 12/15/2012 (c)	31,500	30,476

Non — Hazardous Waste Disposal (1.98%)
Allied Waste North America Inc
7.88%, 4/15/2013	14,000	14,542
6.88%, 6/1/2017 (c)	18,500	18,500

		33,042

Oil Company — Exploration & Production (1.53%)
Chesapeake Energy Corp
6.88%, 1/15/2016	14,000	14,140
6.50%, 8/15/2017	11,500	11,327

		25,467

Oil Refining & Marketing (1.86%)
Tesoro Corp
6.63%, 11/1/2015	33,000	31,020

Pharmacy Services (1.39%)
Omnicare Inc
6.13%, 6/1/2013	12,350	11,238
6.88%, 12/15/2015	13,000	11,863

		23,101

Physical Therapy & Rehabilitation Centers (2.10%)
Healthsouth Corp
10.75%, 6/15/2016	32,500	34,937

Pipelines (3.60%)
Dynegy Holdings Inc
8.38%, 5/1/2016	32,000	33,360
El Paso Natural Gas Co
8.38%, 6/15/2032	12,500	14,436
Energy Maintenance Services Group LLC
11.50%, 3/1/2014 (d)(e)	12,298	12,175
Energy Maintenance Services Group LLC — Rights
0.00%, 3/1/2014 (a)(d)(e)	2	—

		59,971

Publishing — Periodicals (2.09%)
Nielsen Finance LLC/Nielsen Finance Co
10.00%, 8/1/2014	33,500	34,840

Radio (1.31%)
Sirius Satellite Radio Inc
9.63%, 8/1/2013	26,000	21,905

Regional Banks (2.97%)
Bank of America Corp
8.00%, 12/29/2049 (g)	22,500	22,891
Wachovia Corp
7.98%, 2/28/2049 (g)	27,000	26,564

		49,455

REITS — Healthcare (0.59%)
Omega Healthcare Investors Inc
7.00%, 4/1/2014	10,000	9,763

Rental — Auto & Equipment (0.00%)
United Rentals North America Inc
6.50%, 2/15/2012	3	3

Retail — Automobile (1.16%)
Asbury Automotive Group Inc
8.00%, 3/15/2014	6,750	6,109
7.63%, 3/15/2017	2,500	2,075
Penske Auto Group Inc
7.75%, 12/15/2016	7,000	6,370
Sonic Automotive Inc
8.63%, 8/15/2013	5,000	4,750

		19,304

Retail — Regional Department Store (1.98%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015	31,500	33,075

Retail — Sporting Goods (1.09%)
Remington Arms Co Inc
10.50%, 2/1/2011(c)	18,500	18,176

Savings & Loans — Thrifts(1.23%)
Washington Mutual Preferred Funding LLC
9.75%, 10/29/2049 (f)	23,500	20,445

Sovereign (3.12%)
Brazilian Government International Bond
12.50%, 1/5/2016	28,900	18,091
Federative Republic of Brazil
12.50%, 1/5/2022	10,000	6,227
Mexican Bonos
8.00%, 12/19/2013	288,474	27,621

		51,939

Special Purpose Entity (7.29%)
CCM Merger Inc
8.00%, 8/1/2013 (f)	24,000	20,640
CDX North America High Yield
8.88%, 6/29/2013 (c)(f)	40,000	39,172
ISA Capital do Brasil SA
8.80%, 1/30/2017 (f)	14,500	15,442
TRAINS HY-1-2006
7.17%, 5/1/2016 (a)(f)	43,050	41,991
See accompanying notes

155

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Entity (continued)
UCI Holdco Inc	$4,655	$4,236
10.30%, 12/15/2013 (g)

		121,481

Telecommunication Services (1.11%)
Qwest Corp
8.88%, 3/15/2012 (g)	17,500	18,463

Transactional Software (0.73%)
Open Solutions Inc
9.75%, 2/1/2015(f)	15,000	12,150

Transport — Marine (1.24%)
Britannia Bulk PLC
11.00%, 12/1/2011	20,000	20,700

Transport — Services (0.52%)
Trailer Bridge Inc
9.25%, 11/15/2011	9,000	8,640

TOTAL BONDS		$1,277,632

SENIOR FLOATING RATE INTERESTS (2.24%)
Commercial Services (1.75%)
Quintiles International, Term Loan B
4.70%, 3/31/2013 (g)	28,838	26,819
Quintiles Transnational, Term Loan
0.00%, 3/31/2014 (g)(i)	2,500	2,375

		29,194

Medical — HMO (0.49%)
Multiplan Inc, Term Loan B
5.20%, 4/12/2013 (g)	5,640	5,302
Multiplan Inc, Term Loan C
5.20%, 4/12/2013 (g)	3,043	2,861

		8,163

TOTAL SENIOR FLOATING RATE INTERESTS		$37,357

CONVERTIBLE BONDS (5.89%)
Agricultural Chemicals (0.29%)
Sinofert Holdings Ltd
0.00%, 8/7/2011 (a)	24,000	4,821

Food — Miscellaneous/Diversified (1.42%)
FU JI Food and Catering Services
0.00%, 11/9/2009 (a)	46,500	6,451
0.00%, 10/18/2010 (a)(e)	150,000	17,209

		23,660

Medical — Biomedical/Gene (0.09%)
Cell Therapeutics Inc
4.00%, 7/1/2010	5,000	1,500

Pharmacy Services (0.29%)
Omnicare Inc
3.25%, 12/15/2035	7,000	4,839

Retail — Automobile (0.35%)
Asbury Automotive Group Inc
3.00%, 9/15/2012	7,500	5,831

Retail — Regional Department Store (0.37%)
Golden Eagle Retail Group Ltd
0.00%, 10/23/2011 (a)	38,000	6,219

Semiconductor Component — Integrated Circuits (0.36%)
Jazz Technologies Inc
8.00%, 12/31/2011(f)	8,000	5,960

Therapeutics (2.72%)
CV Therapeutics Inc
3.25%, 8/16/2013 (c)	41,900	30,587
2.00%, 5/16/2023	14,500	12,833
Vion Pharmaceuticals Inc
7.75%, 2/15/2012 (f)	2,500	1,106
7.75%, 2/15/2012 (e)	2,000	885

		45,411

TOTAL CONVERTIBLE BONDS		$98,241

REPURCHASE AGREEMENTS (7.59%)
Finance — Investment Banker & Broker (3.06%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $51,465,000; 0.00%-7.625%; dated 05/12/08-03/14/36)(j)	$50,913	$50,910

Money Center Banks (4.53%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $38,915,000; 2.19%; dated 01/23/09)	37,784	37,781
Investment on Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $38,915,000; 0.00%-5.36%; dated 05/16/08-04/15/18)	37,784	37,782

		75,563

TOTAL REPURCHASE AGREEMENTS		$126,473

Total Investments		$1,689,227
Liabilities in Excess of Other Assets, Net — (1.36)%		(22,746)

TOTAL NET ASSETS — 100.00%		$1,666,481

See accompanying notes

156

Schedule of Investments
High Yield Fund II
April 30,2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Security is Illiquid.

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $47,980 or 2.88% of net assets.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $236,597 or 14.20% of net assets.

(g)	Variable Rate

(h)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $1,569 or 0.09% of net assets.

(i)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.

(j)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$45,954
Unrealized Depreciation	(79,813)

Net Unrealized Appreciation (Depreciation)	(33,859)
Cost for federal income tax purposes	1,723,086
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Sell protection for CDX NA HY 9 Index and receive quarterly 3.75% from UBS-AG. Expires December 2012.	$44,550	$(2,355)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	28.04%
Financial	23.58%
Consumer, Cyclical	11.68%
Industrial	9.23%
Government	7.94%
Energy	6.99%
Utilities	5.09%
Communications	4.96%
Technology	3.56%
Basic Materials	0.29%
Liabilities in Excess of Other Assets, Net	(1.36%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Credit Default Swaps	0.14%
See accompanying notes

157

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
New Flyer Industries Inc	2,003,300	$15,739	350,000	$3,921	—	$—	2,353,300	$19,660
Student Transportation of America Inc	—	—	968,000	9,121	—	—	968,000	9,121

		$15,739		$13,042		$—		$28,781

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investments Companies
	(000’s)	(000’s)	(000’s)
New Flyer Industries Inc	$556	$—	$—
Student Transportation of America Inc	263	—	—

	$819	$—	$—

See accompanying notes

158

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.19%)
Cable TV (0.18%)
Time Warner Cable Inc (a)	80,164	$2,245

Special Purpose Entity (0.01%)
Adelphia Recovery Trust Series Frontiervision Int (a)(b)	658,740	105

TOTAL COMMON STOCKS		$2,350

PREFERRED STOCKS (1.20%)
Finance — Investment Banker & Broker (0.56%)
Lehman Brothers Holdings Inc	280,000	6,714

Finance — Mortgage Loan/Banker (0.64%)
Freddie Mae 8.38%; Series Z	300,000	7,680

TOTAL PREFERRED STOCKS		$14,394

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (64.90%)
Aerospace & Defense (0.30%)
Lockheed Martin Corp
7.75%, 5/1/2026	$3,000	3,543

Cable TV (2.66%)
Comcast Cable Communications Inc
7.13%, 6/15/2013	7,000	7,500
Comcast Cable Communications LLC
6.20%, 11/15/2008	550	554
Comcast Cable Holdings LLC
7.88%, 8/1/2013	2,000	2,174
Comcast Corporation
6.95%, 8/15/2037	3,000	3,171
COX Communications Inc
6.75%, 3/15/2011	8,000	8,382
6.45%, 12/1/2036 (c)	4,000	4,016
Frontiervision
0.00%, 9/15/2008 (a)(b)	2,500	75
Frontiervision Operating PRT
0.00%, 10/15/2006 (a)(b)	2,000	—
Time Warner Cable Inc
6.55%, 5/1/2037	6,000	5,961

		31,833

Canada (0.41%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (b)(c)(d)	4,850	4,960

Casino Hotels (0.71%)
Harrah’s Operating Co Inc
6.50%, 6/1/2016	6,000	3,480
Mandalay Resort Group
7.00%, 11/15/2036	5,000	5,019

		8,499

Casino Services (0.91%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	12,000	10,920

Cellular Telecommunications (0.70%)
Vodafone Group PLC
7.75%, 2/15/2010	8,000	8,442

Commercial Banks (0.94%)
US Bank NA/Cincinnati OH
6.38%, 8/1/2011	5,000	5,311
4.95%, 10/30/2014	6,000	5,936

		11,247

Containers — Paper & Plastic (0.34%)
Sealed Air Corp
5.63%, 7/15/2013 (c)	4,000	4,074

Cruise Lines (0.97%)
Royal Caribbean Cruises Ltd
8.75%, 2/2/2011	4,000	4,180
6.88%, 12/1/2013 (e)	6,000	5,595
7.25%, 3/15/2018	2,000	1,810

		11,585

Electric — Integrated (11.83%)
Arizona Public Service Co
6.50%, 3/1/2012	5,000	5,035
Dominion Resources Inc/VA
5.00%, 3/15/2013	10,000	10,046
Exelon Generation Co LLC
6.20%, 10/1/2017	9,000	8,961
Florida Power Corp
5.90%, 3/1/2033	8,000	7,947
6.35%, 9/15/2037	2,000	2,110
Illinois Power Co
7.50%, 6/15/2009	9,000	9,262
Metropolitan Edison Co
4.95%, 3/15/2013	7,000	6,943
Mirant Americas Generation LLC
8.50%, 10/1/2021	15,000	14,700
Nisource Finance Corp
6.15%, 3/1/2013	5,000	5,034
5.40%, 7/15/2014	5,000	4,730
5.25%, 9/15/2017	2,000	1,826
Ohio Edison Co
5.45%, 5/1/2015	5,000	4,814
Ohio Power Co
5.50%, 2/15/2013	5,000	5,054
Oncor Electric Delivery Co
7.00%, 9/1/2022	11,000	10,774
Pacific Gas & Electric Co
4.20%, 3/1/2011	10,250	10,185
6.05%, 3/1/2034	2,000	1,989
See accompanying notes

159

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Pacificorp
4.95%, 8/15/2014	$7,500	$7,535
5.25%, 6/15/2035	5,000	4,451
PPL Energy Supply LLC
6.40%, 11/1/2011	5,000	5,151
Public Service Co of New Mexico
4.40%, 9/15/2008	2,000	1,994
Southwestern Electric Power Co
5.38%, 4/15/2015	6,500	6,250
Texas-New Mexico Power Co
6.25%, 1/15/2009	6,845	6,915

		141,706

Electronics — Military (0.10%)
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	1,000	1,148

Finance — Commercial (0.62%)
CIT Group Inc
5.00%, 2/1/2015	2,000	1,655
5.40%, 1/30/2016	7,000	5,798

		7,453

Finance — Consumer Loans (0.54%)
American General Finance Corp
4.63%, 5/15/2009	6,500	6,470

Finance — Credit Card (0.64%)
FIA Card Services NA
7.13%, 11/15/2012	5,000	5,435
MBNA Corp
7.50%, 3/15/2012	2,000	2,194

		7,629

Finance — Investment Banker & Broker (6.32%)
Citigroup Inc
5.85%, 8/2/2016	12,000	12,109
8.40%, 4/29/2049	2,000	2,024
Goldman Sachs Group Inc/The
6.60%, 1/15/2012	10,000	10,493
5.35%, 1/15/2016	2,000	1,963
Jefferies Group Inc
7.75%, 3/15/2012	7,500	7,953
6.25%, 1/15/2036	5,000	3,778
JP Morgan Chase & Co
5.13%, 9/15/2014	12,000	11,845
7.90%, 4/29/2049 (f)	2,500	2,547
Merrill Lynch & Co Inc
6.00%, 2/17/2009	5,000	5,013
5.00%, 1/15/2015	3,000	2,788
6.50%, 7/15/2018	2,000	2,003
6.75%, 6/1/2028	2,000	1,828
Morgan Stanley
4.75%, 4/1/2014	5,000	4,692
6.25%, 8/9/2026	7,000	6,669

		75,705

Finance — Leasing Company (0.08%)
DVI Inc
0.00%, 2/1/2004 (a)(b)(d)	8,125	975
0.00%, 2/1/2004 (a)(b)(d)	400	48

		1,023

Finance — Other Services (0.84%)
SB Treasury Co LLC
9.40%, 12/29/2049 (c)(f)	10,000	10,072

Food — Miscellaneous/Diversified (0.90%)
Corn Products International Inc
8.45%, 8/15/2009	10,200	10,805

Food — Retail (0.44%)
Safeway Inc
7.50%, 9/15/2009	5,000	5,216

Forestry(0.13%)
Weyerhaeuser Co
7.38%, 3/15/2032	1,500	1,506

Gas — Distribution (0.78%)
Sempra Energy
6.00%, 2/1/2013	9,000	9,379

Investment Management & Advisory Services (0.25%)
Legg Mason Inc
6.75%, 7/2/2008	3,000	3,016

Medical — Drugs (0.51%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	6,250	6,078

Medical — Hospitals (1.60%)
HCA Inc
9.25%, 11/15/2016	6,000	6,450
7.50%, 11/6/2033	1,700	1,394
Tenet Healthcare Corp
6.38%, 12/1/2011(e)	12,000	11,280

		19,124

Medical — Wholesale Drug Distribution (0.87%)
Cardinal Health Inc
6.75%, 2/15/2011	10,000	10,448

Metal — Diversified (0.98%)
Xstrata Canada Corp
6.00%, 10/15/2015	12,000	11,725
See accompanying notes

160

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
MRI — Medical Diagnostic Imaging (0.97%)
Alliance Imaging Inc
7.25%, 12/15/2012	$12,000	$11,610

Multi — Line Insurance (0.51%)
Farmers Insurance Exchange
6.00%, 8/1/2014 (c)	6,000	6,114

Multimedia (1.19%)
Historic TW Inc
9.15%, 2/1/2023	5,260	6,245
News America Inc
6.40%, 12/15/2035	8,000	8,006

		14,251

Non-Hazardous Waste Disposal (1.45%)
Allied Waste North America Inc
7.88%, 4/15/2013	1,000	1,039
7.25%, 3/15/2015 (e)	9,000	9,079
Waste Management Inc
6.88%, 5/15/2009	3,450	3,540
7.38%, 8/1/2010	3,500	3,702

		17,360

Oil Company — Exploration & Production (0.95%)
OPTI Canada Inc
7.88%, 12/15/2014	6,000	6,105
XTO Energy Inc
6.75%, 8/1/2037	5,000	5,291

		11,396

Oil Company — Integrated (1.11%)
Petro-Canada
4.00%, 7/15/2013	3,000	2,859
9.25%, 10/15/2021	8,500	10,460

		13,319

Oil Refining & Marketing (0.96%)
Tesoro Corp
6.25%, 11/1/2012	12,000	11,460

Pharmacy Services (0.27%)
Omnicare Inc
6.13%, 6/1/2013	3,500	3,185

Physical Therapy & Rehabilitation Centers (0.76%)
Healthsouth Corp
10.75%, 6/15/2016 (e)	8,500	9,137

Pipelines (3.41%)
El Paso Natural Gas Co
7.50%, 11/15/2026	10,000	10,428
Energy Maintenance Services Group LLC
11.50%, 3/1/2014 (b)(d)	12,299	12,176
Energy Maintenance Services Group LLC — Rights
0.00%, 3/1/2014 (a)(b)(d)	48	1
Enterprise Products Operating LP
6.38%, 2/1/2013	6,000	6,244
Express Pipeline LP
7.39%, 12/31/2017 (c)	4,624	5,206
Southern Natural Gas Co
8.00%, 3/1/2032	4,000	4,444
Tennessee Gas Pipeline Co
8.38%, 6/15/2032	2,000	2,310

		40,809

Publishing — Books (0.88%)
Reed Elsevier Capital Inc
6.75%, 8/1/2011	10,000	10,602

Regional Banks (3.41%)
Bank of America Corp
5.42%, 3/15/2017	5,000	4,901
8.13%, 5/15/2018 (f)	7,000	7,154
6.80%, 3/15/2028	670	690
8.00%, 12/29/2049 (f)	4,000	4,069
Bank One Corp
10.00%, 8/15/2010	400	440
FleetBoston Financial Corp
6.88%, 1/15/2028	995	1,043
Wachovia Corp
7.98%, 2/28/2049 (f)	12,000	11,806
Wells Fargo & Co
4.63%, 4/15/2014	11,000	10,716

		40,819

Reinsurance (0.20%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	2,500	2,380

REITS — Healthcare (3.08%)
HCP Inc
6.45%, 6/25/2012	3,000	2,932
6.00%, 3/1/2015	1,750	1,568
7.07%, 6/8/2015	2,250	2,097
Health care REIT Inc
6.00%, 11/15/2013	8,000	7,659
6.20%, 6/1/2016	3,000	2,689
Healthcare Realty Trust Inc
8.13%, 5/1/2011	7,500	7,824
5.13%, 4/1/2014	1,000	895
Nationwide Health Properties Inc
6.00%, 5/20/2015	12,000	11,206

		36,870

REITS — Office Property (0.82%)
Arden Realty LP
5.20%, 9/1/2011	3,000	3,046
5.25%, 3/1/2015	7,000	6,776

		9,822

See accompanying notes

161

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Shopping Centers (0.81%)
Developers Diversified Realty Corp
4.63%, 8/1/2010	$10,000	$9,725

REITS — Storage (0.74%)
Shurgard Storage Centers LLC
5.88%, 3/15/2013	9,000	8,879

Retail — Regional Department Store (0.88%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015 (e)	10,000	10,500

Savings & Loans — Thrifts (0.51%)
Washington Mutual Preferred Funding LLC
9.75%, 10/29/2049 (c)	7,000	6,090

Special Purpose Entity (1.75%)
CCM Merger Inc
8.00%, 8/1/2013 (c)	11,000	9,460
CDX North America High Yield
7.63%, 6/29/2012 (c)	11,880	11,509

		20,969

Telecommunication Equipment — Fiber Optics (1.01%)
Corning Inc
5.90%, 3/15/2014	12,000	12,126

Telecommunication Services (1.52%)
Qwest Corp
8.88%, 3/15/2012 (f)	8,000	8,440
Telus Corp
8.00%, 6/1/2011	9,000	9,709

		18,149

Telephone — Integrated (0.45%)
Deutsche Telekom International Finance BV
8.00%, 6/15/2010 (f)	5,000	5,356

Toys (0.09%)
Mattel Inc
7.30%, 6/13/2011	1,000	1,058

Transport — Rail (0.84%)
Norfolk Southern Corp
6.20%, 4/15/2009	5,000	5,106
Union Pacific Corp
3.88%, 2/15/2009	5,000	4,999

		10,105

Transport — Services (0.96%)
Trailer Bridge Inc
9.25%, 11/15/2011	12,000	11,520

TOTAL BONDS		$777,217

SENIOR FLOATING RATE INTERESTS (0.20%)
Commercial Services (0.20%)
Quintiles Transnational, Term Loan
0.00%, 3/31/2014 (f)(g)	2,500	2,375

TOTAL SENIOR FLOATING RATE INTERESTS		$2,375

CONVERTIBLE BONDS (1.91%)
Containers — Paper & Plastic (0.59%)
Sealed Air Corp
3.00%, 6/30/2033 (c)(f)	7,250	7,042

Pharmacy Services (0.29%)
Omnicare Inc
3.25%, 12/15/2035	5,000	3,456

Therapeutics (1.03%)
CV Therapeutics Inc
3.25%, 8/16/2013 (e)	17,000	12,410

TOTAL CONVERTIBLE BONDS		$22,908

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (30.55%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.10%)
5.50%, 11/1/2017	4,008	4,101
5.50%, 1/1/2018	1,474	1,508
5.00%, 4/1/2018	7,621	7,712
5.00%, 9/1/2019	10,278	10,380
6.50%, 1/1/2029	399	418
6.50%, 5/1/2029	476	498
6.50%, 6/1/2029	358	375
6.50%, 6/1/2029	1,088	1,138
6.50%, 8/1/2029	423	443
6.00%, 3/1/2031	348	359
5.50%, 5/1/2031	1,844	1,864
7.00%, 1/1/2032	586	623
6.00%, 5/1/2032	1,952	2,009
5.00%, 5/1/2033	14,126	13,930
4.50%, 8/1/2033	10,628	10,142
4.50%, 8/1/2033	9,434	9,002
4.50%, 8/1/2033	14,873	14,193
5.50%, 6/1/2035	18,207	18,356
5.00%, 11/1/2035	16,556	16,300
5.50%, 1/1/2036	19,954	20,117
5.00%, 2/1/2036	18,723	18,434
5.50%, 4/1/2036	16,866	16,995

		168,897

Federal National Mortgage Association (FNMA) (6.49%)
7.45%, 6/1/2016	142	153
5.00%, 1/1/2018	3,955	3,997
4.00%, 9/1/2018	12,947	12,555
4.00%, 9/1/2018	5,766	5,592
4.00%, 10/1/2018	9,183	8,905
6.50%, 9/1/2028	95	99
See accompanying notes

162

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 11/1/2028	$108	$113
7.00%, 1/1/2030	33	35
6.50%, 5/1/2031	459	478
6.00%, 4/ 1/2032	1,187	1,221
6.50%, 4/1/2032	1,419	1,477
6.50%, 5/1/2032	1,303	1,356
5.00%, 10/ 1/2032	3,850	3,796
5.50%, 3/1/2033	5,164	5,210
5.50%, 6/1/2033	15,587	15,746
5.50%, 2/ 1/2035	16,827	16,948

		77,681

Government National Mortgage Association (GNMA) (0.25%)
7.00%, 6/20/2031	297	318
6.00%, 5/20/2032(f)	2,613	2,692

		3,010

U.S. Treasury (9.71%)
4.25%, 8/15/2014 (e)	6,000	6,347
5.13%, 5/15/2016 (e)	18,000	19,928
4.50%, 5/15/2017 (e)	30,000	31,791
5.38%, 2/15/2031	4,000	4,500
4.50%, 2/15/2036	32,000	32,055
5.00%, 5/15/2037 (e)	20,000	21,675

		116,296

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$365,884

REPURCHASE AGREEMENTS (9.46%)
Finance — Investment Banker & Broker (9.46%)
Lehman Brothers Repurchase Agreement; 2.00% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $114,204,000; 0.00%-6.35%; dated 05/02/08-05/15/30) (h)	$113,270	$113,264

TOTAL REPURCHASE AGREEMENTS		$113,264

Total Investments		$1,298,392
Liabilities in Excess of Other Assets, Net — (8.41)%		(100,766)

TOTAL NET ASSETS — 100.00%		$1,197,626

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18,340 or 1.53% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $68,543 or 5.72% of net assets.

(d)	Security is Illiquid

(e)	Security or a portion of the security was on loan at the end of the period.

(f)	Variable Rate

(g)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.

(h)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$24,023
Unrealized Depreciation	(37,668)

Net Unrealized Appreciation (Depreciation)	(13,645)
Cost for federal income tax purposes	1,312,037
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	32.09%
Mortgage Securities	20.84%
Utilities	12.62%
Government	10.35%
Communications	8.60%
Consumer, Non-cyclical	7.84%
Energy	6.43%
Industrial	4.57%
Consumer, Cyclical	3.97%
Basic Materials	1.10%
Liabilities in Excess of Other Assets, Net	(8.41%)

TOTAL NET ASSETS	100.00%

See accompanying notes

163

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (62.99%)
Appliances (0.10%)
Whirlpool Corp
3.30%, 6/15/2009 (a)	$500	$500

Asset Backed Securities (9.76%)
Ameriquest Mortgage Securities Inc
3.21%, 4/25/2034 (a)(b)	380	332
Argent Securities Inc
3.02%, 4/25/2036 (a)(b)	916	895
3.04%, 7/25/2036 (a)(b)	3,000	2,101
Carrington Mortgage Loan Trust
3.13%, 12/25/2035 (a)(b)	264	262
3.17%, 12/25/2035 (a)	250	243
Citigroup Mortgage Loan Trust Inc
3.04%, 3/25/2037 (a)(b)	2,000	1,817
3.80%, 7/25/2037 (a)(c)	540	483
Countrywide Asset-Backed Certificates	92	74
4.02%, 12/25/2032 (a)
3.09%, 7/25/2035 (a)	6	5
3.26%, 2/25/2036 (a)	358	346
3.14%, 3/25/2036 (a)(b)	1,770	1,644
3.14%, 4/25/2036 (a)(b)	6,300	6,002
3.17%, 5/25/2036 (a)(b)	8	8
3.05%, 2/25/2037 (a)	4,000	3,524
3.40%, 2/25/2037 (a)(b)	3,000	532
3.07%, 6/25/2037 (a)	2,000	1,364
3.03%, 11/25/2037 (a)(b)	2,670	2,277
Countrywide Home Equity Loan Trust
2.96%, 2/15/2036 (a)	500	465
Fannie Mae Grantor Trust
3.04%, 4/25/2035 (a)(b)	174	169
3.05%, 6/25/2035 (a)(b)	28	28
3.04%, 9/25/2035 (a)(b)	146	144
Fannie Mae Whole Loan
3.20%, 11/25/2033 (a)(b)	10	9
First Franklin Mortgage Loan Asset Backed Certificates
3.13%, 11/25/2035 (a)(b)	1,500	1,453
First Honzon Asset Backed Trust
3.03%, 10/25/2026 (a)(b)	746	595
First-Citizens Home Equity Loan LLC
2.93%, 9/15/2022 (a)(d)	867	813
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (a)	500	477
GMAC Mortgage Corp Loan Trust
3.11%, 11/25/2036 (a)(b)	1,360	790
Indymae Residential Asset Backed Trust
3.08%, 4/25/2037 (a)(b)	4,300	3,703
JP Morgan Mortgage Acquisition Corp
3.03%, 11/25/2036 (a)(b)	3,000	2,380
3.04%, 3/25/2037 (a)(b)	2,135	1,640
3.05%, 5/1/2037 (a)	3,000	2,297
Long Beach Mortgage Loan Trust
3.43%, 6/25/2034 (a)	225	174
3.04%, 7/25/2036 (a)(b)	3,000	1,810
3.07%, 12/25/2036 (a)	2,200	1,109
Merrill Lynch Mortgage Investors Inc
3.13%, 2/25/2037 (a)	2,000	1,327
Morgan Stanley ABS Capital I
3.08%, 2/25/2036 (a)	1,700	1,487
SACO I Inc
3.04%, 9/25/2036 (a)(b)	932	372
SLM Student Loan Trust
2.95%, 6/15/2016 (a)(c)	93	92
2.86%, 3/15/2017 (a)	1,503	1,481
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (a)	1,400	1,293
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (a)(b)	1,800	1,799
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (a)	736	722

		48,538

Auto — Car & Light Trucks (0.80%)
Daimler Finance North America LLC
3.22%, 3/13/2009 (a)	2,500	2,481
3.30%, 3/13/2009 (a)(b)	1,500	1,485

		3,966

Automobile Sequential (2.84%)
AmeriCredit Automobile Receivables Trust
2.76%, 4/6/2012 (a)	900	873
AmenriCredit Prime Automobile Receivable Trust
3.12%, 2/8/2009 (a)	900	877
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (a)	1,513	1,510
2.95%, 3/15/2010 (a)	2,914	2,904
Capital One Auto Finance Trust
2.73%, 7/15/2011 (a)	977	940
2.76%, 10/15/2012 (a)	4,484	4,171
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	300	282
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (a)	1,800	1,772
WFS Financial Owner Trust
3.93%, 2/17/2012	824	824

		14,153

Beverages — Wine & Spirits (0.32%)
Diageo Finance BV
2.82%, 3/30/2009 (a)	1,585	1,570

Brewery (0.25%)
SABMiller PLC
3.00%, 7/1/2009 (a)(b)(d)	1,250	1,253
See accompanying notes

164

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Building Products — Cement & Aggregate (0.56%)
Martin Marietta Materials Inc
3.00%, 4/30/2010 (a)	$2,850	$2,766

Building Products — Wood (0.50%)
Masco Corp
3.20%, 3/12/2010 (a)	2,665	2,472

Cable TV (0.38%)
Comcast Corporation
3.01%, 7/14/2009 (a)(b)	1,000	982
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	900	925

		1,907

Cellular Telecommunications (0.62%)
America Movil SAB de CV
2.76%, 6/27/2008 (a)(b)(d)	750	744
US Unwired Inc
10.00%, 6/15/2012	500	474
Vodafone Group PLC
3.37%, 2/27/2012 (a)(b)	2,000	1,890

		3,108

Commercial Banks (1.05%)
American Express Centurion Bank
2.87%, 11/16/2009 (a)	2,000	1,964
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	400	406
HSBC America Capital Trust I
7.81%, 12/15/2026 (d)	100	101
ICICI Bank Ltd
3.25%, 1/12/2010 (a)(d)	500	482
M&I Marshall & Ilsley Bank
3.33%, 12/4/2012 (a)	2,000	1,778
VTB Capital SA
3.84%, 8/1/2008 (a)(d)	500	500

		5,231

Computers — Memory Devices (0.39%)
Seagate Technology HDD Holdings
3.54%, 10/1/2009 (a)	2,000	1,935

Credit Card Asset Backed Securities (1.13%)
American Express Credit Account Master Trust
2.95%, 8/15/2011 (a)(d)	1,950	1,901
2.97%, 9/15/2011 (a)	1,500	1,481
3.00%, 3/15/2012 (a)	500	487
2.83%, 9/15/2014 (a)(b)	1,000	883
GE Capital Credit Card Master Note Trust
2.90%, 3/15/2015 (a)	1,000	892

		5,644

Diversified Financial Services (0.58%)
General Electric Capital Corp
2.83%, 4/10/2012 (a)(b)	3,000	2,910

Diversified Operations (0.33%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (a)(d)	2,000	1,622

Drug Delivery Systems (0.78%)
Hospira Inc
3.18%, 3/30/2010 (a)	4,000	3,865

Electric — Integrated (0.74%)
Entergy Gulf States Inc
3.48%, 12/1/2009 (a)	200	196
Ohio Power Co
2.91%, 4/5/2010 (a)	1,535	1,483
Pepco Holdings Inc
3.70%, 6/1/2010 (a)	1,150	1,146
TECO Energy Inc
5.24%, 5/1/2010 (a)	850	854

		3,679

Electronic Components — Miscellaneous (0.16%)
Jabil Circuit Inc
5.88%, 7/15/2010	500	491
Sanmina-SCI Corp
5.55%, 6/15/2010 (a)(d)	291	287

		778

Electronic Components — Semiconductors (0.16%)
National Semiconductor Corp
3.05%, 6/15/2010 (a)	850	785

Finance — Auto Loans (0.44%)
American Honda Finance Corp
2.92%, 4/20/2010 (a)(d)	850	849
Ford Motor Credit Co LLC
5.46%, 1/13/2012 (a)	500	420
GMAC LLC
4.31%, 5/15/2009 (a)	1,000	912

		2,181

Finance — Commercial (1.50%)
CIT Group Inc
3.14%, 4/27/2011 (a)	1,000	829
3.32%, 2/13/2012 (a)	1,500	1,208
Textron Financial Corp
3.22%, 2/25/2011 (a)(b)	4,000	3,935
Textron Financial Floorplan Master Note
3.04%, 5/13/2010 (a)(b)(d)	1,500	1,500

		7,472

Finance — Consumer Loans (1.48%)
American General Finance Corp
3.35%, 8/17/2011 (a)	600	568
HSBC Finance Corp
3.19%, 4/24/2012 (a)	4,000	3,621
John Deere Capital Corp
3.00%, 10/16/2009 (a)	2,350	2,344
See accompanying notes

165

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Consumer Loans (continued)
SLM Corp
3.00%, 3/15/2011 (a)(b)	$1,000	$841

		7,374

Finance — Investment Banker & Broker (3.82%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (a)	1,500	1,446
3.28%, 11/28/2011 (a)	1,500	1,417
Citigroup Funding Inc
3.16%, 10/22/2009 (a)	2,800	2,760
Citigroup Inc
3.22%, 5/18/2010 (a)	1,400	1,364
Goldman Sachs Group Inc/The
3.28%, 3/2/2010 (a)(b)	1,000	975
3.31%, 8/5/2011 (a)(b)	1,000	968
3.32%, 2/6/2012 (a)	1,000	951
Lehman Brothers Holdings Inc
3.23%, 5/25/2010 (a)(b)	2,000	1,878
2.94%, 1/12/2012 (a)	1,000	891
Merrill Lynch & Co Inc
3.44%, 11/1/2011 (a)	2,950	2,676
3.24%, 6/5/2012 (a)(b)	1,000	899
Morgan Stanley
2.98%, 1/18/2011 (a)	1,000	950
2.96%, 1/9/2012 (a)	1,000	938
3.01%, 1/9/2014 (a)	1,000	894

		19,007

Finance — Leasing Company (0.15%)
International Lease Finance Corp
3.31%, 5/24/2010 (a)(b)	800	762

Finance — Mortgage Loan/Banker (0.95%)
Countrywide Financial Corp
2.82%, 3/24/2009 (a)	2,000	1,881
3.60%, 5/7/2012 (a)(b)	1,000	885
Fannie Mae
5.42%, 2/17/2009 (a)	200	202
Residential Capital LLC
3.49%, 6/9/2008 (a)	500	466
6.18%, 5/22/2009 (a)(b)	2,000	1,315

		4,749

Finance — Other Services (0.15%)
Alamosa Delaware Inc
8.50%, 1/31/2012	275	255
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(d)	500	501

		756

Food — Miscellaneous/Diversified (0.29%)
General Mills Inc
3.04%, 1/22/2010 (a)(b)	1,000	982
Kraft Foods Inc
3.60%, 8/11/2010 (a)	450	438

		1,420

Home Equity — Other (5.95%)
ACE Securities Corp
3.11%, 9/25/2035 (a)(b)	309	305
Asset Backed Securities Corp Home Equity
2.99%, 7/25/2036 (a)(b)	2,000	1,947
Bear Stearns Asset Backed Securities Trust
3.05%, 8/25/2036 (a)(b)	400	329
3.08%, 5/25/2037 (a)(b)	4,000	3,425
3.08%, 6/25/2047 (a)	2,400	2,117
Citigroup Mortgage Loan Trust Inc
3.17%, 10/25/2035 (a)	1,000	985
First NLC Trust
3.20%, 9/25/2035 (a)	1,625	1,577
3.13%, 12/25/2035 (a)	29	29
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	500	356
6.05%, 12/25/2037 (a)	1,580	938
GSAA Trust
3.04%, 4/25/2047 (a)	3,215	2,559
HSI Asset Securitization Corp Trust
3.04%, 1/25/2037 (a)(b)	2,000	1,820
Morgan Stanley Home Equity Loans
3.07%, 2/25/2036 (a)	5,000	4,826
New Century Home Equity Loan Trust
3.18%, 3/25/2035 (a)(b)	55	50
Option One Mortgage Loan Trust
3.89%, 2/25/2035 (a)(b)	100	72
3.35%, 3/25/2037 (a)(b)	2,000	316
Residential Asset Securities Corp
3.09%, 5/25/2035 (a)	4	4
3.04%, 9/25/2036 (a)(b)	3,300	2,999
Soundview Home Equity Loan Trust
3.08%, 3/25/2036 (a)(b)	1,000	967
WAMU Asset-Backed Certificates
3.07%, 5/25/2037 (a)	2,000	1,486
3.07%, 7/25/2047 (a)	3,000	2,291
Wells Fargo Home Equity Trust
3.18%, 10/25/2035 (a)(d)	217	191

		29,589

Home Equity — Sequential (0.45%)
BNC Mortgage Loan Trust
3.07%, 7/25/2037 (a)	2,271	1,657
Countrywide Asset-Backed Certificates
5.51%, 8/25/2036	615	566

		2,223

See accompanying notes

166

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Investment Companies (0.20%)
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (a)(d)	$1,000	$973

Life & Health Insurance (0.40%)
Lincoln National Corp
2.84%, 4/6/2009 (a)	1,500	1,481
Unum Group
6.00%, 5/15/2008	500	500

		1,981

Machinery — Farm (0.18%)
Case New Holland Inc
6.00%, 6/1/2009	900	911

Medical — Drugs (0.12%)
Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (a)	400	352
Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (a)	250	229

		581

Medical — HMO (0.19%)
UnitedHealth Group Inc
2.78%, 6/21/2010 (a)	1,000	945

Medical — Wholesale Drug Distribution (0.20%)
Cardinal Health Inc
2.96%, 10/2/2009 (a)(b)	1,000	976

Mortgage Backed Securities (15.80%)
Adjustable Rate Mortgage Trust
3.17%, 8/25/2036 (a)(b)	1,047	481
Banc of America Alternative Loan Trust
3.30%, 6/25/2036 (a)(b)	437	424
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036	300	314
5.31%, 10/10/2045 (a)	1,000	996
Banc of America Funding Corp
3.08%, 7/20/2036 (a)(b)	1,977	918
3.08%, 4/25/2037 (a)(b)	4,000	2,579
Bear Stearns Alt-A Trust
3.05%, 11/25/2036 (a)(b)	604	390
3.07%, 4/25/2037 (a)	1,590	875
Bear Stearns Asset Backed Securities Trust
3.13%, 4/25/2036 (a)	168	151
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	582	608
Bella Vista Mortgage Trust
3.17%, 1/22/2045 (a)	1,316	1,199
3.05%, 5/20/2045 (a)	1,093	819
Chase Mortgage Finance Corp
5.02%, 7/25/2037(a)	583	560
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (a)	37,905	722
0.06%, 12/11/2049 (a)(d)	12,764	97
0.56%, 12/11/2049 (a)(d)	8,156	172
Countrywide Alternative Loan Trust
3.31%, 12/25/2035 (a)(b)	491	344
3.07%, 6/25/2036 (a)(b)	3,000	1,362
3.17%, 6/25/2036 (a)(b)	1,131	520
2.95%, 11/25/2036 (a)	417	407
3.16%, 7/25/2046 (a)(b)	2,100	924
3.11%, 5/25/2047 (a)	4,188	2,835
Countrywide Asset-Backed Certificates
3.17%, 1/25/2036 (a)(b)	232	216
Countrywide Home Loan Mortgage Pass Through Certificates
3.09%, 4/25/2046 (a)(b)	1,121	879
Credit Suisse Mortgage Capital Certificates
6.00%, 9/15/2039 (a)	1,000	827
CS First Boston Mortgage Securities Corp
7.99%, 9/15/2041 (a)	1,025	1,069
Fannie Mae
3.20%, 2/25/2018 (a)	86	86
3.20%, 3/25/2018 (a)(b)	476	472
3.20%, 10/25/2018 (a)(b)	635	627
3.14%, 11/25/2022 (a)	114	112
3.09%, 1/25/2023 (a)	111	110
3.30%, 6/25/2023 (a)(b)	738	720
3.30%, 2/25/2028 (a)	238	236
3.30%, 5/25/2030 (a)(b)	539	533
3.30%, 5/25/2031(a)(b)	748	737
3.20%, 2/25/2032 (a)	114	113
3.09%, 4/25/2034 (a)(b)	686	686
3.14%, 3/25/2035 (a)(b)	250	246
3.12%, 4/25/2035 (a)(b)	734	727
Fannie Mae Grantor Trust
3.25%, 5/25/2035 (a)(b)	97	97
Fannie Mae Whole Loan
3.04%, 5/25/2035 (a)(b)	109	109
3.09%, 5/25/2035 (a)(b)	111	104
3.14%, 6/25/2044 (a)	36	36
3.35%, 2/25/2047 (a)(b)	90	90
Freddie Mac
3.02%, 5/15/2017 (a)(b)	473	469
3.02%, 2/15/2018 (a)(b)	460	457
3.02%, 6/15/2018 (a)(b)	491	484
2.97%, 3/15/2023 (a)(b)	279	272
3.17%, 6/15/2023 (a)	115	112
3.12%, 7/15/2023 (a)(b)	3,973	3,922
3.07%, 7/15/2028 (a)(b)	602	597
3.12%, 1/15/2030 (a)(b)	684	676
See accompanying notes

167

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Freddie Mac (continued)
3.07%, 2/15/2030 (a)	$45	$46
2.92%, 4/15/2030 (a)	142	139
3.07%, 5/15/2030 (a)	111	110
3.12%, 9/15/2033 (a)(b)	395	390
3.02%, 10/15/2034 (a)	189	188
G-Force LLC
3.20%, 12/25/2039 (a)(b)	1,000	937
Ginnie Mae
1.65%, 10/16/2012 (a)	4,057	127
4.51%, 10/16/2028 (a)	750	751
3.15%, 10/20/2031 (a)	211	208
0.85%, 3/16/2047 (a)	5,840	326
Greenpoint Mortgage Funding Trust
3.21%, 10/25/2045 (a)	1,115	920
Greenwich Capital Commercial Funding Corp
0.51%, 3/10/2039 (a)(b)(d)	54,791	1,015
5.44%, 3/10/2039 (a)	2,000	1,945
GSC Capital Corp Mortgage Trust
3.16%, 2/25/2036 (a)	675	473
GSR Mortgage Loan Trust
3.16%, 8/25/2046 (a)	213	137
Homebanc Mortgage Trust
3.23%, 1/25/2036 (a)(b)	1,124	852
Impac CMB Trust
3.88%, 10/25/2034 (a)	55	42
4.44%, 10/25/2034 (a)(b)	120	61
3.21%, 4/25/2035 (a)	317	205
3.40%, 8/25/2035 (a)	70	40
3.54%, 8/25/2035 (a)	61	34
3.14%, 4/25/2037 (a)	1,772	1,467
Impac Secured Assets CMN Owner Trust
3.07%, 9/25/2036 (a)	1,500	737
3.05%, 3/25/2037 (a)(b)	1,600	971
Indymac Index Mortgage Loan Trust
3.13%, 4/25/2035 (a)	153	126
3.20%, 8/25/2035 (a)	358	297
3.08%, 1/25/2037 (a)	1,460	983
3.13%, 6/25/2037 (a)	3,846	3,055
JP Morgan Alternative Loan Trust
3.04%, 3/25/2037 (a)(b)	1,460	907
JP Morgan Chase Commercial Mortgage
Securities
5.63%, 6/12/2041 (a)	1,000	913
5.30%, 5/15/2047 (a)(b)	1,000	991
JP Morgan Mortgage Trust
5.30%, 7/25/2035	812	795
5.82%, 6/25/2036 (a)	300	260
5.82%, 1/25/2037 (a)(b)	971	958
LB-UBS Commercial Mortgage Trust
5.59%, 6/15/2031 (b)	390	398
Lehman XS Trust
3.12%, 6/25/2047 (a)	3,846	2,927
Merrill Lynch Alternative Note Asset Trust
3.11%, 4/25/2037 (a)	5,000	2,633
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039 (a)	620	583
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.11%, 7/12/2046 (a)(d)	17,222	230
Morgan Stanley Capital I
3.40%, 12/20/2046 (a)(b)(d)	200	93
Residential Accredit Loans Inc
3.04%, 2/25/2037 (a)(b)	3,352	2,150
3.08%, 7/25/2037 (a)	975	770
3.04%, 3/25/2047 (a)(b)	2,776	1,943
Structured Adjustable Rate Mortgage Loan Trust
3.59%, 8/25/2034 (a)	1,428	629
Structured Asset Mortgage Investments I
3.13%, 5/25/2045 (a)	858	691
Wachovia Bank Commercial Mortgage Trust
0.67%, 12/15/2043 (a)(b)(d)	27,502	782
4.52%, 5/15/2044	2,680	2,656
WaMu Mortgage Pass Through Certificates
3.53%, 12/25/2027 (a)(b)	981	695
5.94%, 9/25/2036 (a)	205	203
6.07%, 9/25/2036 (a)(b)	236	232
5.70%, 6/25/2037 (a)	1,850	1,723
3.04%, 7/25/2044 (a)	93	82
3.26%, 1/25/2045 (a)(b)	201	131
3.27%, 11/25/2045 (a)(b)	902	813
3.12%, 8/25/2046 (a)	1,000	689
Washington Mutual Alternative Mortgage
3.17%, 6/25/2046 (a)(b)	726	340
3.08%, 1/25/2047 (a)	3,475	2,262

		78,579

Multi-Line Insurance (0.28%)
Metropolitan Life Global Funding I
3.11%, 5/17/2010 (a)(d)	1,400	1,372

Multimedia (0.70%)
Time Warner Inc
3.30%, 11/13/2009 (a)	2,050	1,978
Viacom Inc
3.15%, 6/16/2009 (a)	1,525	1,504

		3,482

Office Automation & Equipment (0.08%)
Xerox Corp
3.51%, 12/18/2009 (a)	400	393
See accompanying notes

168

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil — Field Services (0.60%)
BJ Services Co
3.25%, 6/1/2008 (a)(b)	$3,000	$3,001

Oil & Gas Drilling (0.15%)
Transocean Inc
3.21%, 9/5/2008 (a)(b)	750	748

Oil Company — Exploration & Production (0.45%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (a)	1,250	1,229
Forest Oil Corp
8.00%, 6/15/2008	1,000	1,001

		2,230

Pipelines (0.10%)
Williams Cos Inc
4.70%, 10/1/2010 (a)(d)	500	512

Regional Banks (1.42%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (a)	4,000	2,948
Capital One Financial Corp
3.27%, 9/10/2009 (a)	1,900	1,731
Fleet Capital Trust II
7.92%, 12/11/2026	500	519
PNC Funding Corp
3.04%, 1/31/2012 (a)(b)	500	470
Wells Fargo & Co
3.29%, 8/20/2010 (a)	1,400	1,393

		7,061

REITS — Diversified (0.40%)
iStar Financial Inc
3.46%, 3/16/2009 (a)(b)	725	668
3.14%, 9/15/2009 (a)	500	448
3.34%, 3/9/2010 (a)	1,000	891

		2,007

REITS — Healthcare (0.44%)
HCP Inc
3.25%, 9/15/2008 (a)	2,250	2,213

REITS — Office Property (0.13%)
HRPT Properties Trust
3.40%, 3/16/2011 (a)(b)	720	658

REITS — Warehouse & Industrial (0.10%)
Prologis
3.34%, 8/24/2009 (a)(b)	500	481

Rental — Auto & Equipment (0.58%)
Erac USA Finance Co
3.15%, 4/30/2009 (a)(b)(d)	2,250	2,242
3.34%, 8/28/2009 (a)(d)	660	663

		2,905

Retail — Drug Store (0.29%)
CVS Caremark Corp
3.38%, 6/1/2010 (a)	1,500	1,456

Rubber — Tires (0.05%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (a)	250	250

Savings & Loans — Thrifts (0.44%)
Washington Mutual Bank/Henderson NV
3.31%, 2/4/2011 (a)	1,000	884
Washington Mutual Inc
3.01%, 1/15/2010 (a)(b)	500	463
2.90%, 3/22/2012 (a)	1,000	855

		2,202

Special Purpose Banks (0.21%)
Korea Development Bank
3.22%, 10/20/2009 (a)(b)	380	380
2.82%, 4/3/2010 (a)	665	663

		1,043

Special Purpose Entity (1.27%)
Genworth Global Funding Trusts
2.96%, 12/15/2010 (a)	935	875
ING USA Global Funding Trust
3.01%, 10/9/2009 (a)	2,300	2,282
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (a)(d)	720	720
Sirens BV
4.66%, 4/13/2012 (a)(d)(e)	2,000	1,937
Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (a)(d)	500	505

		6,319

Telecommunication Services (0.07%)
Telcordia Technologies Inc
6.46%,7/15/2012 (a)(d)	440	365

Telephone — Integrated (0.62%)
Deutsche Telekom International Finance
2.78%, 3/23/2009 (a)	375	371
Sprint Nextel Corp
3.07%, 6/28/2010 (a)	400	346
Telecom Italia Capital SA
3.34%, 7/18/2011(a)(b)	800	739
Telefonica Emisiones SAU
2.84%, 6/19/2009 (a)	700	692
3.44%, 2/4/2013 (a)(f)(g)	1,000	925

		3,073

Tobacco (0.61%)
Reynolds American Inc
3.50%, 6/15/2011 (a)	3,200	3,041
See accompanying notes

169

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Tools — Hand Held (0.28%)
Snap-On Inc
2.84%, 1/12/2010 (a)	$1,400	$1,371

TOTAL BONDS		$313,344

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (60.66%)
Federal National Mortgage Association (FNMA) (1.31%)
6.58%, 7/1/2026 (a)	506	512
5.63%, 3/1/2033 (a)(b)	761	763
4.30%, 4/1/2033 (a)	354	364
3.89%, 5/1/2033 (a)	744	764
4.32%, 7/1/2033 (a)	454	460
6.74%, 7/1/2033 (a)	233	235
6.87%, 3/1/2034 (a)	465	473
6.76%, 4/1/2034 (a)	735	747
6.10%, 9/1/2034 (a)	313	316
4.67%, 5/1/2035 (a)(b)	827	831
4.67%, 5/1/2035 (a)	373	375
5.70%, 11/1/2035 (a)	651	654

		6,494

U.S. Treasury Inflation-Indexed Obligations (59.35%)
4.25%, 1/15/2010 (h)	2,233	2,398
0.88%, 4/15/2010 (h)	6,906	6,998
3.50%, 1/15/201 l(h)	14,900	16,216
2.38%, 4/15/201 l(h)	5,546	5,859
3.38%, 1/15/2012 (h)	8,399	9,252
2.00%, 4/15/2012 (h)	17,239	18,130
3.00%, 7/15/2012 (h)	8,571	9,390
0.625%, 4/15/2013	8,713	8,629
1.88%, 7/15/2013 (h)	14,091	14,801
2.00%, 1/15/2014 (h)	8,243	8,686
2.00%, 7/15/2014 (h)	22,955	24,211
1.63%, 1/15/2015 (h)	14,900	15,336
1.88%, 7/15/2015 (h)	19,628	20,507
2.00%, 1/15/2016 (h)	19,513	20,496
2.50%, 7/15/2016	10,750	11,718
2.38%, 1/15/2017 (h)	2,609	2,815
2.63%, 7/15/2017 (h)	14,300	15,733
1.63%, 1/15/2018 (h)	15,208	15,370
2.38%, 1/15/2025 (h)	5,329	5,606
2.00%, 1/15/2026 (h)	19,913	19,789
2.38%, 1/15/2027 (h)	16,276	17,115
1.75%, 1/15/2028 (h)	8,387	7,995
3.63%, 4/15/2028	4,712	5,895
3.88%, 4/15/2029 (h)	7,630	9,943
3.38%, 4/15/2032	1,890	2,385

		295,273

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$301,767

SHORT TERM INVESTMENTS (0.30%)
Commercial Paper (0.30%)
Textron Inc
2.90%, 5/1/2008 (b)	1,500	1,500

TOTAL SHORT TERM INVESTMENTS		$1,500

REPURCHASE AGREEMENTS (9.26%)
Finance — Investment Banker & Broker (8.96%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $45,072,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (b)	44,588	44,586

Money Center Banks (0.30%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $776,000; 2.19%; dated 01/23/09)	754	753
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $776,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	754	754

		1,507

TOTAL REPURCHASE AGREEMENTS		$46,093

Total Investments		$662,704
Liabilities in Excess of Other Assets, Net — (33.21)%		(165,228)

TOTAL NET ASSETS — 100.00%		$497,476

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors, At the end of the period, the value of these securities totaled $575 or 0.12% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $22,422 or 4.51% of net assets.

(e)	Security is Illiquid

(f)	Non-Income Producing Security

(g)	Security purchased on a when-issued basis.

(h)	Security or a portion of the security was on loan at the end of the period.
See accompanying notes

170

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$11,248
Unrealized Depreciation	(54,667)

Net Unrealized Appreciation (Depreciation)	(43,419)
Cost for federal income tax purposes	706,123

All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a return equal to a 0.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Barclays Bank PLC. Expires June 2008.	$22,000	$(398)

Receive a return equal to a 1.63% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Barclays Bank PLC. Expires June 2008.	7,000	(240)

Receive a return equal to a 1.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 30 basis points with Barclays Bank PLC. Expires May 2008.	9,000	(117)

Receive a return equal to a 2.00% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 30 basis points with Morgan Stanley Capital Services. Expires May 2008.	15,000	40

Receive a return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 13.5 basis points with Barclays Bank PLC. Expires May 2008.	22,000	(906)

Receive a return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Morgan Stanley Capital Services. Expires June 2008.	14,000	(645)

Receive a return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 35 basis points with Morgan Stanley Capital Services. Expires May 2008.	11,000	(54)

Receive a return equal to a 2.50% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 30 basis points with Morgan Stanley Capital Services. Expires June 2008.	8,000	(274)

Receive a return equal to a 3.00% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 60 basis points with Barclays Bank PLC. Expires July 2008.	14,000	(10)
See accompanying notes

171

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a return equal to a 3.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 16 basis points with Barclays Bank PLC. Expires May 2008.	$3,500	$(370)

Receive a return equal to a 3.63% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 35 basis points with Morgan Stanley Capital Services. Expires May 2008.	12,000	(1,036)

Receive a return equal to a 3.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Barclays Bank PLC. Expires June 2008.	12,000	(1,106)

Receive a return equal to a 4.25% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 23 basis points with Morgan Stanley. Expires May 2008.	10,000	304

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Government	59.39%
Financial	24.35%
Asset Backed Securities	20.05%
Mortgage Securities	17.49%
Consumer, Non-cyclical	3.33%
Communications	2.40%
Industrial	1.97%
Energy	1.30%
Consumer, Cyclical	1.24%
Utilities	0.74%
Technology	0.62%
Diversified	0.33%
Liabilities in Excess of Other Assets, Net	(33.21%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)
Asset Type	Percent

Total Return Swaps	1.11%
See accompanying notes

172

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (89.94%)
Agricultural Operations (0.39%)
Golden Agri-Resources Ltd	8,925,480	$5,595

Apparel Manufacturers (0.19%)
Youngone Corp	349,710	2,780

Applications Software (0.20%)
Infosys Technologies Ltd ADR (a)	65,470	2,860

Auto — Medium & Heavy Duty Trucks (0.24%)
Mahindra & Mahindra Ltd (a)(b)	211,337	3,519

Auto/Truck Parts & Equipment — Original (0.86%)
Hyundai Mobis	136,298	12,493

Auto/Truck Parts & Equipment — Replacement (0.31%)
Weichai Power Co Ltd (a)	800,000	4,501

Batteries & Battery Systems (0.41%)
BYD Electronic International Co Ltd (c)	5,336,500	5,903

Beverages — Non-Alcoholic (0.66%)
Coca-Cola Femsa SAB de CV	1,829,400	9,556

Brewery (0.56%)
Anadolu Efes Biracilik ve Malt Sanayii AS	504,695	4,591
Cia Cervecerias Unidas SA	483,172	3,482

		8,073

Building & Construction — Miscellaneous (0.83%)
GS Engineering & Construction Corp	29,904	4,399
Murray & Roberts Holdings Ltd	654,075	7,655

		12,054

Building Products — Cement & Aggregate (0.35%)
Grasim Industries Ltd (c)	82,720	5,000

Casino Hotels (1.04%)
Genting Bhd	2,886,500	5,848
Resorts World Bhd	8,627,400	9,231

		15,079

Cellular Telecommunications (6.52%)
America Movil SAB de CV ADR	255,322	14,798
Cellcom Israel Ltd	236,284	7,812
China Mobile Ltd	2,541,962	43,741
Mobile Telesystems OJSC ADR	51,523	3,997
MTN Group Ltd	323,424	6,180
SK Telecom Co Ltd	12,515	2,534
SK Telecom Co Ltd ADR	104,628	2,361
Turkcell Iletisim Hizmet AS	523,036	4,184
Vimpel-Communications ADR	287,133	8,660

		94,267

Chemicals — Diversified (0.67%)
Israel Chemicals Ltd	526,587	9,714

Chemicals — Other (0.31%)
Kingboard Chemical Holdings Ltd	933,500	4,426

Chemicals — Plastics (0.40%)
Formosa Plastics Corp	2,012,000	5,749

Coal (1.45%)
Banpu Public Co Ltd (b)(c)	482,400	6,694
Bumi Resources Tbk PT	19,798,000	14,276

		20,970

Commercial Banks (11.21%)
BanColombia SA ADR	156,469	6,246
Bangkok Bank Public Co (b)(c)	1,795,200	7,926
Bank Leumi Le-Israel BM	1,994,739	9,935
Bank of Communications Co Ltd	3,317,000	4,776
Bank of India	771,132	6,515
Bank Rakyat Indonesia	5,775,500	3,726
China Merchants Bank Co Ltd (a)	3,193,500	13,338
Commercial International Bank	316,868	5,339
Credicorp Ltd	63,888	5,134
Daegu Bank	402,540	6,384
Industrial and Commercial Bank of China Ltd	22,511,000	17,822
Komercni Banka AS	23,736	5,830
Kookmin Bank	156,692	10,924
Korea Exchange Bank	620,800	9,442
Nedbank Group Ltd	373,010	5,648
Powszechna Kasa Oszczednosci Bank Polaki SA	330,714	6,880
PT Bank Central Asia Tbk	21,561,000	7,014
Sberank RF GDR (a)(b)(c)	15,735	5,899
Siam Commercial Bank Public (b)(c)	3,114,300	8,741
State Bank of India Ltd (a)(b)	47,779	4,439
Taiwan Cooperative Bank	5,115,000	5,376
Turkiye Garanti Bankasi AS	871,334	4,681

		162,015

Computers (1.08%)
Acer Inc	3,304,130	7,162
High Tech Computer Corp	329,000	8,483

		15,645

Diversified Financial Services (2.30%)
First Financial Holding Co Ltd	15,545,000	18,890
Fubon Financial Holding Co Ltd	9,259,000	11,039
Intergroup Financial Services Corp (b)	162,220	3,374

		33,303

Diversified Minerals (0.88%)
Antofagasta PLC	467,409	7,458
See accompanying notes

173

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Minerals (continued)
Timah Tbk PT	1,519,500	$5,297

		12,755

Diversified Operations (2.35%)
Alfa SAB de CV (a)	1,083,100	7,590
Barloworld Ltd	421,164	6,155
Beijing Enterprises Holdings Ltd	361,427	1,486
Citic Pacific Ltd	1,431,000	6,702
GS Holdings Corp (a)	150,280	6,018
Shanghai Industrial Holdings Ltd	1,431,000	5,931

		33,882

Electric — Generation (1.17%)
CEZ (c)	127,834	9,501
Huaneng Power International Inc	8,890,000	7,403

		16,904

Electric — Integrated (0.33%)
Tata Power Co Ltd	140,368	4,836

Electric — Transmission (0.46%)
Cia de Transmissao de Energia Eletrica Paulista	259,300	6,674

Electric Products — Miscellaneous (1.30%)
LG Electronics Inc	120,339	18,783

Electronic Components — Miscellaneous (2.42%)
Asustek Computer Inc	2,690,000	8,729
AU Optronics Corp	5,948,000	11,623
Hon Hai Precision Industry Co Ltd	986,900	5,721
LG Display Co Ltd (a)	202,553	8,909

		34,982

Electronic Components — Semiconductors (2.93%)
Samsung Electronics Co Ltd	59,635	42,288

Electronic Measurement Instruments (0.30%)
Chroma Ate Inc	1,839,000	4,349

Finance — Investment Banker & Broker (0.65%)
Tong Yang Investment Bank	537,625	9,330

Finance — Other Services (0.48%)
Grupo Financiero Banorte SAB de CV	1,618,500	7,003

Food — Confectionery (0.46%)
Lotte Confectionery Co Ltd (a)	5,600	6,669

Food — Dairy Products (0.37%)
Wimm-Bill-Dann Foods ADR	44,085	5,365

Food — Meat Products (1.25%)
Perdigao SA (c)	661,200	18,000

Food — Retail (0.38%)
Shoprite Holdings Ltd	968,024	5,498

Gold Mining (0.51%)
Gold Fields Ltd	359,561	4,755
Zhaojin Mining Industry Co Ltd (a)	1,623,000	2,562

		7,317

Internet Application Software (0.33%)
Tencent Holdings Ltd	719,400	4,773

Internet Security (0.35%)
Check Point Software Technologies Ltd (c)	213,398	5,041

Life & Health Insurance (1.13%)
China Life Insurance Co Ltd/Taiwan (c)	5,904,000	5,139
China Life Insurance Co Ltd (a)	733,000	3,179
Sanlam Ltd (a)	3,049,861	8,066

		16,384

Medical — Generic Drugs (1.46%)
Teva Pharmaceutical Industries Ltd ADR (a)	449,494	21,027

Metal — Diversified (1.00%)
MMC Norilsk Nickel ADR	534,644	14,489

Metal — Iron (0.39%)
Kumba Iron Ore Ltd	129,268	5,641

Metal Processors & Fabrication (0.70%)
Jiangxi Copper Co Ltd	2,315,000	5,614
Sung Kwang Bend Co Ltd (a)	146,678	4,528

		10,142

Miscellaneous Manufacturers (0.18%)
Peace Mark Holdings Ltd	2,270,000	2,645

Non-Ferrous Metals (0.68%)
Grupo Mexico SAB de CV	1,348,300	9,834

Oil — Field Services (0.48%)
Eurasia Drilling Co Ltd (b)(c)	300,135	6,963

Oil Company — Exploration & Production (5.68%)
CNOOC Ltd	10,804,000	19,076
Oao Gazprom (a)(b)(c)(d)	23,609	3,122
Oao Gazprom (c)	1,026,056	54,278
Oil & Natural Gas Corp Ltd	218,937	5,583

		82,059

Oil Company — Integrated (8.78%)
China Petroleum & Chemical Corp	6,884,000	7,305
LUKOIL ADR	251,359	22,572
PetroChina Co Ltd	4,006,807	5,964
Petroleo Brasileiro SA ADR	554,638	67,344
See accompanying notes

174

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Integrated (continued)
Sasol Ltd	416,272	$23,672

		126,857

Oil Refining & Marketing (2.12%)
Reliance Industries Ltd	255,670	16,499
Thai Oil Public Co Ltd (b)(c)	2,541,200	5,690
Tupras-Turkiye Petrol Rafinerileri AS	309,746	8,380

		30,569

Petrochemicals (0.74%)
LG Chem Ltd	57,437	5,728
PTT Chemical PLC (b)(c)	1,450,900	4,896

		10,624

Platinum (1.36%)
Impala Platinum Holdings Ltd	482,308	19,645

Property & Casualty Insurance (0.96%)
Dongbu Insurance Co Ltd	109,480	4,111
PICC Property & Casualty Co Ltd	10,006,000	9,809

		13,920

Real Estate Operator & Developer (1.78%)
Agile Property Holdings Ltd	4,284,000	5,959
Cyrela Brazil Realty SA	424,800	7,041
DLF Ltd	324,836	5,653
Quality Houses Public Company Ltd (b)(c)	6,730,028	556
Shenzhen Investment Ltd	11,974,000	6,530

		25,739

Retail — Automobile (0.50%)
PT Astra International Tbk	3,298,500	7,154

Rubber — Tires (0.40%)
Cheng Shin Rubber Industry Co Ltd	3,032,000	5,766

Semiconductor Component — Integrated Circuits (2.21%)
Powertech Technology Inc	1,454,000	5,850
Taiwan Semiconductor Manufacturing Co Ltd	11,903,327	26,076

		31,926

Semiconductor Equipment (0.07%)
ASM Pacific Technology Ltd (a)	143,100	975

Silver Mining (0.33%)
Polymetal (a)(b)(c)	614,644	4,733

Steel — Producers (4.46%)
China Steel Corp	3,846,000	6,316
Dongkuk Steel Mill Co Ltd	145,160	6,804
Evraz Group SA (b)	152,352	15,807
Mechel ADR (a)	86,346	12,589
POSCO ADR (a)	97,821	12,071
Shougang Concord International Enterprises Company Ltd	16,642,000	5,189
Tata Steel Ltd (c)	275,944	5,666

		64,442

Steel Pipe & Tube (0.12%)
OAO TMK	53,891	1,778

Telecommunication Equipment (0.21%)
TM International Bhd (c)	1,308,900	2,963

Telecommunication Services (1.62%)
Chunghwa Telecom Co Ltd (c)	5,538,000	14,278
Maxcom Telecomunicaciones SAB de CV ADR (c)	3,276	36
Orascom Telecom Holding SAE	60,052	912
Reliance Communications Ltd	440,426	6,282
Telekom Malaysia Bhd	1,652,200	1,893

		23,401

Telephone — Integrated (1.76%)
Brasil Telecom Participacoes SA	305,672	4,699
KT Corp	226,450	10,457
Tele Norte Leste Participacoes SA ADR (a)	270,487	6,197
Telefonos de Mexico SAB de CV ADR (a)	112,097	4,042

		25,395

Television (0.30%)
Central European Media Enterprises Ltd (c)	41,021	4,272

Transport — Marine (2.40%)
China COSCO Holdings Co Ltd	2,496,000	7,446
China Shipping Development Co Ltd	1,670,000	5,604
Pacific Basin Shipping Ltd	3,544,000	6,485
STX Pan Ocean Co Ltd (a)	2,926,000	7,272
U-Ming Marine Transport Corp	2,363,000	7,916
Wan Hai Lines Ltd	1	—

		34,723

Water (0.63%)
Cia de Saneamento Basico do Estado de Sao Paulo (c)	354,980	9,036

Web Portals (0.59%)
NHN Corp (a)(c)	36,802	8,552

TOTAL COMMON STOCKS		$1,299,605

PREFERRED STOCKS (8.07%)
Commercial Banks (2.11%)
Banco Bradesco SA	1,143,600	26,488
Banco Itau Holding Financeira SA	137,516	3,984

		30,472

Diversified Minerals (3.82%)
Cia Vale do Rio Doce	1,710,030	55,183
See accompanying notes

175

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Electric — Integrated (0.43%)
Cia Energetica de Minas Gerais	298,102	$6,196

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	4,384	18

Steel — Producers (1.71%)
Usinas Siderurgicas de Minas Gerais SA	507,825	24,796

TOTAL PREFERRED STOCKS		$116,665

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.96%)
Commercial Paper (0.96%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$6,929	$6,929

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	6,930	6,930

		13,859

TOTAL SHORT TERM INVESTMENTS		$13,859

REPURCHASE AGREEMENTS (6.47%)
Finance — Investment Banker & Broker (6.47%)
Morgan Stanley Repurchase Agreement;
1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government
Agency Issues; $94,524,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (e)	$93,510	$93,505

TOTAL REPURCHASE AGREEMENTS		$93,505

Total Investments		$1,523,634
Liabilities in Excess of Other Assets, Net — (5.44)%
TOTAL NET ASSETS — 100.00%		(78,593)

		$1,445,041

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $82,359 or 5.70% of net assets.

(c)	Non-Income Producing Security

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,122 or 0.22% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$216,356
Unrealized Depreciation	(57,078)

Net Unrealized Appreciation (Depreciation)	159,278
Cost for federal income tax purposes	1,364,356

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

Brazil	16.31%
Korea, Republic Of	14.04%
Taiwan, Province Of China	10.97%
Russian Federation	10.00%
United States	7.43%
China	7.33%
Hong Kong	7.14%
South Africa	6.43%
India	4.63%
Israel	3.70%
Mexico	3.66%
Indonesia	2.59%
Thailand	2.39%
Turkey	1.51%
Malaysia	1.38%
Luxembourg	1.09%
Czech Republic	1.06%
Bermuda	0.65%
United Kingdom	0.52%
Poland	0.48%
Egypt	0.43%
Colombia	0.43%
Cayman Islands	0.41%
Singapore	0.39%
Chile	0.24%
Peru	0.23%
Liabilities in Excess of Other Assets, Net	(5.44%)

TOTAL NET ASSETS	100.00%

See accompanying notes

176

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.08%)
Advertising Sales (0.28%)
Teleperformance	159,919	$6,617

Aerospace & Defense (0.75%)
BAE Systems PLC	1,941,614	18,019

Aerospace & Defense Equipment (0.36%)
Cobham PLC	1,972,534	8,648

Agricultural Chemicals (2.69%)
Agruim Inc (a)	154,300	12,133
Incitec Pivot Ltd (b)	65,956	10,068
Potash Corp of Saskatchewan (a)	163,100	30,024
Yara International ASA	165,150	12,105

		64,330

Agricultural Operations (0.25%)
Golden Agri-Resources Ltd	9,387,000	5,884

Athletic Footwear (0.30%)
Adidas AG(b)	113,187	7,248

Audio & Video Products (0.87%)
Matsushita Electric Industrial Co Ltd	884,000	20,786

Auto — Car & Light Trucks (0.79%)
Daihatsu Motor Co Ltd	413,000	4,933
Fiat SpA (b)	621,241	13,959

		18,892

Auto/Truck Parts & Equipment — Original (1.02%)
Aisin Seiki Co Ltd	218,600	7,631
Tokai Rika Co Ltd	240,200	5,867
Toyoda Gosei Co Ltd	171,600	6,238
Toyota Boshoku Corp	164,500	4,699

		24,435

Beverages — Non-Alcoholic (0.63%)
Coca Cola Hellenic Bottling Co SA	331,970	14,980

Brewery (0.76%)
InBev NV (b)	168,928	13,927
Kirin Holdings Co Ltd	244,000	4,341

		18,268

Building — Heavy Construction (0.90%)
NCC AB (b)	161,300	3,105
Vinci SA (b)	249,451	18,474

		21,579

Building & Construction — Miscellaneous (0.68%)
Koninklijke Boskalis Westminster NV	100,499	6,070
Leighton Holdings Ltd (b)	232,253	10,319

		16,389

Building Products — Air & Heating (0.65%)
Daikin Industries Ltd	313,800	15,632

Capacitors (0.24%)
Mitsumi Electric Co Ltd	174,600	5,843

Chemicals — Diversified (3.49%)
BASF SE (b)	208,129	29,687
Bayer AG (b)	315,812	26,954
K+S AG	33,000	13,758
Koninklijke DSM NV	93,713	5,067
Nitto Denko Corp	192,200	7,967

		83,433

Chemicals — Specialty (0.76%)
Lonza Group AG	64,153	8,767
SGL Carbon AG (a)	137,638	9,398

		18,165

Coal (0.22%)
Fording Canadian Coal Trust (a)	83,600	5,152
Commercial Banks (3.65%)
Alpha Bank AE	481,238	16,457
BOC Hong Kong Holdings Ltd	2,386,000	6,169
Chiba Bank Ltd/The	741,000	5,836
DnB NOR ASA	603,100	9,042
KBC Groep NV	83,839	11,408
National Bank of Greece SA	250,070	13,885
Standard Chartered PLC	687,371	24,519

		87,316

Commercial Services (0.53%)
Aggreko Plc	616,386	7,237
Intertek Group PLC	281,240	5,441

		12,678

Computer Data Security (0.18%)
Gemalto NV (a)	136,811	4,426

Computer Services (0.26%)
CGI Group Inc (a)	542,816	6,322

Computers (1.26%)
Research in Motion Ltd (a)	247,600	30,139

Computers — Integrated Systems (0.38%)
Aveva Group PLC	201,573	4,894
Ingenico	123,655	4,180

		9,074

Dialysis Centers (0.39%)
Fresenius Medical Care AG & Co KGaA	175,298	9,356
See accompanying notes

177

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (1.23%)
Siemens AG	160,874	$19,078
Wartsila Oyj (b)	149,216	10,252

		29,330

Diversified Minerals (5.70%)
Anglo American PLC	579,249	37,650
BHP Billiton Ltd	1,096,398	43,726
BHP Billiton PLC	642,006	22,977
Sumitomo Metal Mining Co Ltd	538,000	9,784
Xstrata PLC	284,238	22,301

		136,438

Diversified Operations (0.68%)
GEA Group AG	299,592	11,181
Groupe Bruxelles Lambert SA	3,085	393
Wharf Holdings Ltd	909,000	4,613

		16,187

Electric — Integrated (4.60%)
A2A SpA	2,315,856	8,552
E.ON AG (b)	248,723	50,876
Enel SpA	968,177	10,567
International Power PLC	1,646,612	14,381
RWE AG	72,005	8,337
Suez SA	243,411	17,294

		110,007

Electric — Transmission (0.26%)
Terna Rete Elettrica Nazionale SpA	1,424,332	6,316

Electric Products — Miscellaneous (0.78%)
Laird Group Plc	323,539	3,213
Sharp Corp	913,000	15,339

		18,552

Electronic Components — Miscellaneous (0.93%)
Chemring Group Plc	123,689	6,060
Hosiden Corp (b)	328,000	6,655
Nippon Electric Glass Co Ltd	614,000	9,477

		22,192

Energy (0.23%)
Centennial Coal Company Ltd (b)	1,278,851	5,442

Energy — Alternate Sources (0.75%)
Vestas Wind Systems A/S (a)	163,200	17,894

Engineering — Research & Development Services (1.81%)
ABB Ltd	1,045,886	32,139
WorleyParsons Ltd	305,901	11,199

		43,338

Enterprise Software & Services (0.46%)
Autonomy Corp PLC (a)	383,105	6,524
Temenos Group AG (a)(b)	156,447	4,409

		10,933

Entertainment Software (0.35%)
UBISOFT Entertainment (a)	83,449	8,418

Filtration & Separation Products (0.52%)
Alfa Laval AB (b)	189,350	12,461

Finance — Investment Banker & Broker (0.23%)
Babcock & Brown Ltd (b)	399,507	5,541

Finance — Other Services (1.68%)
Deutsche Boerse AG	117,075	17,125
ICAP PLC	677,288	7,892
Man Group PLC	1,309,398	15,139

		40,156

Food — Catering (0.42%)
Compass Group PLC	1,484,314	10,064

Food — Miscellaneous/Diversified (3.87%)
Nestle SA (b)	136,429	65,440
Unilever NV	382,124	12,888
Unilever PLC	421,799	14,274

		92,602

Food — Retail (1.97%)
Tesco PLC	1,320,034	11,260
WM Morrison Supermarkets PLC	2,651,812	15,106
Woolworths Ltd	766,294	20,750

		47,116

Gambling (Non-Hotel) (0.20%)
Paddy Power PLC	135,673	4,745

Gas — Distribution (0.48%)
Gaz de France SA (b)	173,183	11,449

Gold Mining (0.81%)
Barrick Gold Corp. (a)	502,100	19,299

Import & Export (2.29%)
ITOCHU Corp	1,263,000	13,178
Marubeni Corp	1,694,000	13,505
Mitsubishi Corp	362,600	11,647
Mitsui & Co Ltd	340,000	7,978
Sojitz Corp	2,226,477	8,565

		54,873

Industrial Gases (1.50%)
Air Liquide	129,339	19,533
Linde AG	111,958	16,451

		35,984

See accompanying notes

178

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Controls (0.20%)
Rotork Plc	227,914	$4,862

International Equity (1.00%)
iShares MSCI EAFE Index Fund	314,380	23,833

Internet Content — Information & News (0.27%)
Seek Ltd (b)	1,379,766	6,509

Leisure & Recreation Products (0.18%)
Sankyo Co Ltd	70,500	4,237

Life & Health Insurance (1.18%)
Power Corp Of Canada (b)	227,500	7,978
Prudential PLC	1,480,444	20,311

		28,289

Machinery — Construction & Mining (0.72%)
Komatsu Ltd	570,800	17,291

Machinery — General Industry (1.42%)
Alstom	85,029	19,783
MAN AG (b)	101,204	14,206

		33,989

Medical — Biomedical/Gene (0.76%)
CSL Ltd/Australia	484,461	18,188

Medical — Drugs (6.24%)
Astellas Pharma Inc	195,300	7,982
AstraZeneca PLC	245,001	10,366
GlaxoSmithKline PLC	1,311,553	29,233
Ipsen	88,316	5,414
Kyowa Hakko Kogyo Co Ltd	546,000	4,941
Novartis AG	507,854	25,830
Novo Nordisk A/S	319,200	21,974
Roche Holding AG	153,285	25,564
Shire PLC	684,058	12,738
Taisho Pharmaceutical Co	276,000	5,266

		149,308

Medical Products (0.35%)
Sonova Holding AG	97,909	8,287

Metal — Copper (0.43%)
First Quantum Minerals Ltd	118,400	10,396

Metal — Diversified (2.24%)
Rio Tinto Ltd (b)	208,174	26,728
Rio Tinto PLC	228,831	26,894

		53,622

Metal — Iron (0.18%)
Mount Gibson Iron Ltd (a)	1,546,787	4,276

Multi-Line Insurance (0.67%)
Assicurazioni Generali SpA	141,782	6,318
Zurich Financial Services AG	31,761	9,725

		16,043

Multimedia (0.47%)
Vivendi (b)	273,642	11,139

Networking Products (0.34%)
NTT Data Corp	1,987	8,159

Office Automation & Equipment (0.23%)
Canon Inc	111,430	5,572

Oil — Field Services (0.88%)
Fugro NV	104,209	9,327
John Wood Group PLC	727,614	6,214
Petrofac Ltd	465,703	5,463

		21,004

Oil Company — Exploration & Production (2.46%)
Addax Petroleum Corp	138,800	6,186
Canadian Oil Sands Trust	164,200	7,374
EnCana Corp (a)	365,500	29,488
Inpex Holdings Inc	966	10,776
Petrobank Energy & Resources Ltd (a)	105,600	5,096

		58,920

Oil Company — Integrated (3.25%)
BG Group PLC	1,384,516	33,887
Husky Energy Inc	238,300	10,761
Imperial Oil Ltd (a)(b)	266,400	15,718
OMV AG	107,818	8,157
StatoilHydro ASA	255,850	9,276

		77,799

Photo Equipment & Supplies (0.49%)
Nikon Corp (b)	403,000	11,627

Real Estate Management & Services (0.83%)
Mitsubishi Estate Co Ltd	685,000	19,894

Real Estate Operator & Developer (0.89%)
Capitaland Ltd	2,299,000	11,511
Kerry Properties Ltd (b)	1,446,000	9,788

		21,299

REITS — Diversified (0.48%)
Unibail-Rodamco (b)	44,270	11,458

Retail — Apparel & Shoe (0.72%)
Hennes & Mauritz AB (b)	289,575	17,219

Retail — Computer Equipment (0.40%)
Game Group Plc	1,743,657	9,508
See accompanying notes

179

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Consumer Electronics (0.46%)
GOME Electrical Appliances Holdings Ltd (b)	3,117,000	$7,119
JB Hi-Fi Ltd (b)	453,016	3,890

		11,009

Retail — Drug Store (0.48%)
Shoppers Drag Mart Corp	216,500	11,434

Retail — Jewelry (0.51%)
Swatch Group AG	44,739	12,090

Retail — Music Store (0.17%)
HMV Group PLC	1,523,750	4,090

Rubber — Tires (0.26%)
Nokian Renkaat OYJ (b)	148,240	6,326

Rubber & Vinyl (0.24%)
JSR Corp	253,000	5,706

Security Services (0.38%)
G4S PLC	2,014,539	9,143

Soap & Cleaning Products (0.95%)
Reckitt Benckiser PLC	390,750	22,826

Steel — Producers (1.75%)
ArcelorMittal	392,665	34,826
OneSteel Ltd	1,185,937	7,172

		41,998

Telecommunication Services (0.61%)
Telenor ASA	726,200	14,698

Telephone — Integrated (2.89%)
Belgacom SA	99,892	4,625
KDDI Corp	1,995	12,778
Koninklijke (Royal) KPN NV	277,066	5,098
Telefonica SA	1,607,444	46,610

		69,111

Therapeutics (0.33%)
Grifols SA	280,604	7,865

Tobacco (2.52%)
British American Tobacco PLC	743,405	28,040
Imperial Tobacco Group PLC	396,747	19,083
Japan Tobacco Inc	2,717	13,221

		60,344

Tools — Hand Held (0.43%)
Makita Corp	301,600	10,384

Toys (1.07%)
Nintendo Co Ltd	46,800	25,699

Transport — Marine (1.12%)
Mitsui OSK Lines Ltd	1,261,000	17,354
Nippon Yusen KK	985,000	9,567

		26,921

Transport — Rail (0.65%)
Central Japan Railway Co	1,598	15,675

Transport — Services (0.55%)
National Express Group PLC	278,345	5,125
Stagecoach Group PLC	1,566,917	7,999

		13,124

Travel Services (0.24%)
Thomas Cook Group PLC	1,136,379	5,846

Web Portals (0.39%)
Yahoo! Japan Corp	21,193	9,385

Wireless Equipment (1.76%)
Nokia OYJ	1,367,969	42,122

TOTAL COMMON STOCKS		$2,371,472

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.80%)
Commercial Paper (0.80%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$9,580	$9,579

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	9,580	9,580

		19,159

TOTAL SHORT TERM INVESTMENTS		$19,159

REPURCHASE AGREEMENTS (14.12%)
Finance — Investment Banker & Broker (14.12%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $341,695,000; 0.00%-7.625%; dated 05/12/08-03/14/36) (c)	$338,030	$338,011

TOTAL REPURCHASE AGREEMENTS		$338,011

Total Investments		$2,728,642
Liabilities in Excess of Other Assets, Net — (14.00)%		(335,074)

TOTAL NET ASSETS — 100.00%		$2,393,568

See accompanying notes

180

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$310,241
Unrealized Depreciation	(78,462)

Net Unrealized Appreciation (Depreciation)	231,779
Cost for federal income tax purposes	2,496,863
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	20.68%
Japan	16.77%
United States	15.92%
Germany	9.76%
Switzerland	9.22%
Canada	8.41%
Australia	7.26%
France	5.77%
Finland	2.45%
Spain	2.28%
Italy	1.91%
Greece	1.89%
Norway	1.88%
Denmark	1.67%
Netherlands	1.61%
Luxembourg	1.45%
Sweden	1.37%
Belgium	1.27%
Hong Kong	1.16%
Singapore	0.73%
Austria	0.34%
Ireland	0.20%
Liabilities in Excess of Other Assets, Net	(14.00%)

TOTAL NET ASSETS	100.00%

See accompanying notes

181

Schedule of Investments
LargeCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (93.86%)
Aerospace & Defense Equipment (1.87%)
United Technologies Corp	852,200	$61,759

Agricultural Chemicals (3.96%)
Monsanto Co	561,297	63,999
Potash Corp of Saskatchewan	363,500	66,866

		130,865

Agricultural Operations (1.69%)
Archer-Daniels-Midland Co	1,266,300	55,793

Applications Software (4.31%)
Microsoft Corp	4,988,000	142,258

Beverages — Non-Alcoholic (4.19%)
Coca-Cola Co/The	2,352,603	138,498

Coal (0.95%)
Peabody Energy Corp	514,000	31,421

Commercial Services (1.37%)
Alliance Data Systems Corp (a)	790,500	45,383

Commercial Services — Finance (5.18%)
Mastercard Inc	319,981	89,006
Visa Inc (a)	501,032	41,811
Western Union Co/The	1,749,300	40,234

		171,051

Computers (7.23%)
Apple Inc (a)	488,007	84,889
Hewlett-Packard Co	2,110,500	97,822
Research In Motion Ltd (a)	460,991	56,070

		238,781

Cosmetics & Toiletries (1.87%)
Avon Products Inc	1,584,461	61,826

E-Commerce — Products (1.08%)
Amazon.com Inc (a)	452,900	35,612

E-Commerce — Services (1.33%)
eBay Inc (a)	1,399,500	43,790

Electric Products — Miscellaneous (1.60%)
Emerson Electric Co	1,009,500	52,756

Electronic Components — Semiconductors (1.16%)
MEMC Electronic Materials Inc (a)	610,200	38,424

Energy — Alternate Sources (1.69%)
First Solar Inc (a)(b)	191,400	55,887

Fiduciary Banks (1.54%)
State Street Corp	705,183	50,872

Finance — Investment Banker & Broker (5.12%)
Goldman Sachs Group Inc/The	411,800	78,806
JPMorgan Chase & Co	1,894,800	90,287

		169,093

Food — Confectionery (2.51%)
WM Wrigley Jr Co	1,088,151	82,874

Instruments — Scientific (1.30%)
Thermo Fisher Scientific Inc (a)(b)	740,200	42,835

Machinery — Construction & Mining (1.01%)
Caterpillar Inc	407,000	33,325

Machinery — Farm (2.06%)
Deere & Co	809,400	68,046

Medical — Biomedical/Gene (1.99%)
Genentech Inc (a)	458,800	31,290
Genzyme Corp (a)	490,800	34,528

		65,818

Medical — Generic Drugs (1.65%)
Teva Pharmaceutical Industries Ltd ADR	1,161,600	54,340

Medical Instruments (2.22%)
Intuitive Surgical Inc (a)	253,971	73,464

Medical Products (1.69%)
Baxter International Inc	897,200	55,914

Networking Products (2.58%)
Cisco Systems Inc (a)	3,321,300	85,158

Oil Company — Exploration & Production (6.94%)
Devon Energy Corp	1,038,800	117,800
Occidental Petroleum Corp	860,800	71,627
XTO Energy Inc	645,752	39,946

		229,373

Oil Company — Integrated (1.12%)
Hess Corp	347,500	36,905

Oil Field Machinery & Equipment (1.82%)
National Oilwell Varco Inc (a)	880,500	60,270

Optical Supplies (1.66%)
Alcon Inc	347,300	54,873

Pharmacy Services (1.71%)
Express Scripts Inc (a)	805,300	56,387
See accompanying notes

182

Schedule of Investments
LargeCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (1.62%)
Capital One Financial Corp	1,008,600	$53,456

Retail — Apparel & Shoe (0.99%)
Guess ? Inc	854,322	32,703

Retail — Discount (3.01%)
Wal-Mart Stores Inc	1,716,100	99,499

Retail — Major Department Store (0.88%)
Saks Inc (a)(b)	2,227,200	28,976

Retail — Restaurants (2.29%)
McDonald’s Corp	1,269,200	75,619

Semiconductor Equipment (0.92%)
Applied Materials Inc	1,631,000	30,434

Therapeutics (3.73%)
Gilead Sciences Inc (a)	2,378,800	123,127

Transport — Rail (0.29%)
Union Pacific Corp	66,788	9,697

Web Portals (2.50%)
Google Inc (a)	143,790	82,577

Wireless Equipment (1.23%)
American Tower Corp (a)	393,000	17,064
Qualcomm Inc	543,000	23,452

		40,516

TOTAL COMMON STOCKS		$3,100,255

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (6.16%)
Money Center Banks (6.16%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $21,215,000; 0.00% — 5.50%; dated 05/09/08 — 04/18/19) (c)	$20,975	$20,974
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $93,985,000; 2.19%; dated 01/23/09)	91,253	91,247
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $93,985,000; 0.00% — 5.36%; dated 05/16/08 — 04/15/18)	91,253	91,248

		203,469

TOTAL REPURCHASE AGREEMENTS		$203,469

Total Investments		$3,303,724
Liabilities in Excess of Other Assets, Net — (0.02)%		(579)

TOTAL NET ASSETS — 100.00%		$3,303,145

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$567,809
Unrealized Depreciation	(64,237)

Net Unrealized Appreciation (Depreciation)	503,572
Cost for federal income tax purposes	2,800,152
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	31.46%
Financial	14.44%
Technology	13.62%
Energy	12.53%
Communications	8.71%
Industrial	8.13%
Consumer, Cyclical	7.17%
Basic Materials	3.96%
Liabilities in Excess of Other Assets, Net	(0.02%)

TOTAL NET ASSETS	100.00%

See accompanying notes

183

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.41%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)(b)	42,356	$383
Omnicom Group Inc	28,822	1,376

		1,759

Aerospace & Defense (1.63%)
Boeing Co	68,758	5,835
General Dynamics Corp	36,160	3,270
Lockheed Martin Corp	30,820	3,268
Northrop Grumman Corp	30,379	2,235
Raytheon Co	38,332	2,452
Rockwell Collins Inc	14,599	921

		17,981

Aerospace & Defense Equipment (0.65%)
Goodrich Corp	11,244	766
United Technologies Corp	88,238	6,395

		7,161

Agricultural Chemicals (0.51%)
Monsanto Co	49,264	5,617

Agricultural Operations (0.23%)
Archer-Daniels-Midland Co	57,857	2,549

Airlines (0.08%)
Southwest Airlines Co	66,136	876

Apparel Manufacturers (0.05%)
VF Corp	7,885	587

Appliances (0.05%)
Whirlpool Corp (a)	6,798	495

Applications Software (1.99%)
Citrix Systems Inc (b)	16,657	545
Compuware Corp (b)	24,652	186
Intuit Inc (b)	29,463	795
Microsoft Corp	719,556	20,522

		22,048

Athletic Footwear (0.21%)
Nike Inc	34,421	2,299

Audio & Video Products (0.02%)
Harman International Industries Inc	5,437	222

Auto — Car & Light Trucks (0.26%)
Ford Motor Co (a)(b)	198,408	1,639
General Motors Corp (a)	50,888	1,180

		2,819

Auto — Medium & Heavy Duty Trucks (0.14%)
Paccar Inc	32,964	1,560

Auto/Truck Parts & Equipment — Original (0.17%)
Johnson Controls Inc	53,380	1,882

Beverages — Non-Alcoholic (1.94%)
Coca-Cola Co/The	179,678	10,577
Coca-Cola Enterprises Inc	25,852	582
Pepsi Bottling Group Inc	12,334	416
PepsiCo Inc	144,000	9,868

		21,443

Beverages — Wine & Spirits (0.08%)
Brown-Forman Corp	7,582	516
Constellation Brands Inc (a)(b)	17,446	320

		836

Brewery (0.35%)
Anheuser-Busch Cos Inc	64,291	3,163
Molson Coors Brewing Co	12,365	678

		3,841

Broadcasting Services & Programming (0.12%)
Clear Channel Communications Inc	44,759	1,350

Building — Residential & Commercial (0.11%)
Centex Corp	11,003	229
DR Horton Inc	24,633	382
KB Home	6,921	156
Lennar Corp	12,505	230
Pulte Homes Inc	19,215	250

		1,247

Building Products — Air & Heating (0.07%)
Trane Inc	15,623	727

Building Products — Wood (0.05%)
Masco Corp	32,786	597

Cable TV (0.65%)
Comcast Corp	270,691	5,563
DIRECTV Group Inc/The (b)	64,054	1,578

		7,141

Casino Services (0.09%)
International Game Technology	28,121	977

Chemicals — Diversified (0.80%)
Dow Chemical Co/The	84,470	3,392
EI Du Pont de Nemours & Co	80,851	3,954
PPG Industries Inc	14,728	904
Rohm & Haas Co	11,270	602

		8,852

Chemicals — Specialty (0.24%)
Ashland Inc	5,033	267
Eastman Chemical Co	7,170	527

184

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Specialty (continued)
Ecolab Inc	15,778	$725
Hercules Inc	10,203	192
International Flavors & Fragrances Inc	7,284	332
Sigma-Aldrich Corp	11,632	663

		2,706

Coal (0.25%)
Consol Energy Inc	16,407	1,328
Peabody Energy Corp	24,364	1,490

		2,818

Coatings & Paint (0.05%)
Sherwin-Williams Co/The	9,163	507

Commercial Banks (0.44%)
BB&T Corp	49,104	1,684
First Horizon National Corp (a)	16,740	181
M&T Bank Corp	6,922	645
Marshall & Ilsley Corp	23,534	588
Regions Financial Corp	62,354	1,367
Zions Bancorporation (a)	9,632	446

		4,911

Commercial Services (0.02%)
Convergys Corp (b)	11,395	179

Commercial Services — Finance (0.62%)
Automatic Data Processing Inc	46,995	2,077
Equifax Inc	11,655	446
H&R Block Inc	29,251	640
Moody’s Corp	18,490	683
Paychex Inc	29,098	1,058
Total System Services Inc	17,877	426
Western Union Co/The	67,393	1,550

		6,880

Computer Aided Design (0.07%)
Autodesk Inc (b)	20,758	789

Computer Services (0.26%)
Affiliated Computer Services Inc (b)	8,628	457
Cognizant Technology Solutions Corp (b)	25,922	836
Computer Sciences Corp (b)	14,711	641
Electronic Data Systems Corp	45,788	850
Unisys Corp (b)	31,771	132

		2,916

Computers (3.94%)
Apple Inc (b)	79,011	13,744
Dell Inc (b)	183,371	3,416
Hewlett-Packard Co	221,629	10,273
International Business Machines Corp	124,451	15,021
Sun Microsystems Inc (b)	71,270	1,116

		43,570

Computers — Integrated Systems (0.03%)
Teradata Corp (b)	16,145	344

Computers — Memory Devices (0.38%)
EMC Corp/Massachusetts (b)	188,840	2,908
NetApp Inc (b)	30,883	747
SanDisk Corp (a)(b)	20,595	558

		4,213

Computers — Peripheral Equipment (0.02%)
Lexmark International Inc (b)	8,537	268

Consumer Products — Miscellaneous (0.36%)
Clorox Co	12,483	662
Fortune Brands Inc	13,849	936
Kimberly-Clark Corp	37,781	2,418

		4,016

Containers — Metal & Glass (0.04%)

Ball Corp	8,769	472

Containers — Paper & Plastic (0.08%)
Bemis Co Inc (a)	8,956	236
Pactiv Corp (b)	11,723	279
Sealed Air Corp	14,528	367

		882

Cosmetics & Toiletries (2.15%)
Avon Products Inc	38,366	1,497
Colgate-Palmolive Co	45,833	3,240
Estee Lauder Cos Inc/The	10,260	468
Procter & Gamble Co	276,666	18,551

		23,756

Cruise Lines (0.14%)
Carnival Corp	39,244	1,576

Data Processing & Management (0.12%)
Fidelity National Information Services	15,385	555
Fiserv Inc (b)	14,781	747

		1,302

Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)	11,628	398

Disposable Medical Products (0.08%)
CR Bard Inc	9,020	849

Distribution & Wholesale (0.10%)
Genuine Parts Co	14,861	631
See accompanying notes

185

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (continued)
WW Grainger Inc	6,034	$523

		1,154

Diversified Manufacturing Operations (4.67%)
3M Co	63,619	4,892
Cooper Industries Ltd	15,846	672
Danaher Corp	22,892	1,786
Dover Corp	17,254	854
Eaton Corp	14,726	1,293
General Electric Co (c)	897,707	29,355
Honeywell International Inc	66,920	3,975
Illinois Tool Works Inc	36,001	1,882
Ingersoll-Rand Co Ltd	24,511	1,088
ITT Corp	16,323	1,045
Leggett & Platt Inc (a)	15,068	250
Parker Hannifin Corp	15,148	1,210
Textron Inc	22,357	1,364
Tyco International Ltd	43,598	2,040

		51,706

Diversified Operations (0.07%)
Leucadia National Corp	15,207	779

Drug Delivery Systems (0.05%)
Hospira Inc (b)	14,266	587

E-Commerce — Products (0.20%)
Amazon.com Inc (b)	27,729	2,180

E-Commerce — Services (0.36%)
eBay Inc (b)	100,281	3,138
Expedia Inc (b)	18,743	473
IAC/InterActiveCorp (a)(b)	16,244	338

		3,949

Electric — Generation (0.09%)
AES Corp/The (b)	60,166	1,045

Electric — Integrated (3.16%)
Allegheny Energy Inc	15,033	809
Ameren Corp	18,765	851
American Electric Power Co Inc	35,998	1,607
Centerpoint Energy Inc	29,428	448
CMS Energy Corp	20,243	295
Consolidated Edison Inc	24,465	1,018
Constellation Energy Group Inc	15,995	1,354
Dominion Resources Inc/VA	51,678	2,242
DTE Energy Co	14,674	591
Duke Energy Corp	113,531	2,079
Edison International	29,290	1,528
Entergy Corp	17,186	1,974
Exelon Corp	59,443	5,081
FirstEnergy Corp	27,405	2,073
FPL Group Inc	36,622	2,428
Integrys Energy Group Inc	6,870	329
Pepco Holdings Inc	18,080	450
PG&E Corp	31,982	1,279
Pinnacle West Capital Corp	9,035	307
PPL Corp	33,566	1,612
Progress Energy Inc	23,383	982
Public Service Enterprise Group Inc	45,710	2,007
Southern Co	68,747	2,559
TECO Energy Inc	18,961	304
Xcel Energy Inc	38,580	802

		35,009

Electric Products — Miscellaneous (0.37%)
Emerson Electric Co	70,771	3,698
Molex Inc	12,640	359

		4,057

Electronic Components — Miscellaneous (0.17%)
Jabil Circuit Inc	18,705	204
Tyco Electronics Ltd	43,818	1,639

		1,843

Electronic Components — Semiconductors (2.00%)
Advanced Micro Devices Inc (a)(b)	54,439	324
Altera Corp	27,627	588
Broadcom Corp (b)	42,024	1,091
Intel Corp	520,338	11,583
LSI Corp (a)(b)	59,431	368
MEMC Electronic Materials Inc (b)	20,534	1,293
Microchip Technology Inc	16,973	624
Micron Technology Inc (a)(b)	68,361	528
National Semiconductor Corp	20,394	416
Nvidia Corp (b)	49,946	1,026
QLogic Corp (b)	12,076	193
Texas Instruments Inc	119,235	3,477
Xilinx Inc	25,740	637

		22,148

Electronic Forms (0.16%)
Adobe Systems Inc (b)	47,762	1,781

Electronic Measurement Instruments (0.09%)
Agilent Technologies Inc (b)	32,817	991

Electronics — Military (0.11%)
L-3 Communications Holdings Inc	11,004	1,226

Engineering — Research & Development Services (0.20%)
Fluor Corp	7,964	1,217

186

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engineering — Research & Development
Services (continued)
Jacobs Engineering Group Inc (b)	10,909	$942

		2,159

Engines — Internal Combustion (0.10%)
Cummins Inc	18,177	1,139

Enterprise Software & Services (0.81%)
BMC Software Inc (b)	17,272	600
CA Inc	35,077	777
Novell Inc (b)	31,655	199
Oracle Corp (b)	355,568	7,413

		8,989

Entertainment Software (0.13%)
Electronic Arts Inc (b)	28,478	1,466

Fiduciary Banks (0.75%)
Bank of New York Mellon Corp/The	102,609	4,466
Northern Trust Corp	17,254	1,279
Slate Street Corp	34,831	2,513

		8,258

Filtration & Separation Products (0.03%)
Pall Corp	11,021	383

Finance — Commercial (0.03%)
CIT Group Inc	25,340	276

Finance — Consumer Loans (0.07%)
SLM Corp (b)	41,944	777

Finance — Credit Card (0.52%)
American Express Co	103,932	4,991
Discover Financial Services	43,073	784

		5,775

Finance — Investment Banker & Broker (4.21%)
Bear Stearns Cos Inc/The (a)	12,100	130
Charles Schwab Corp/The	84,409	1,823
Citigroup Inc	468,046	11,828
E*Trade Financial Corp (a)(b)	41,533	165
Goldman Sachs Group Inc/The	35,520	6,798
JPMorgan Chase & Co	305,347	14,550
Lehman Brothers Holdings Inc	47,700	2,110
Merrill Lynch & Co Inc	87,342	4,352
Morgan Stanley	99,302	4,826

		46,582

Finance — Mortgage Loan/Banker (0.38%)
Countrywide Financial Corp	52,212	302
Fannie Mae	87,947	2,489
Freddie Mac	58,081	1,447

		4,238

Finance — Other Services (0.43%)
CME Group Inc	4,793	2,193
IntercontinentalExchange Inc (b)	6,305	978
NYSE Euronext	23,823	1,575

		4,746

Financial Guarantee Insurance (0.04%)
AMBAC Financial Group Inc (a)	25,785	119
MBIA Inc (a)	18,893	197
MGIC Investment Corp	10,684	139

		455

Food — Confectionery (0.19%)
Hershey Co/The	15,122	565
WM Wrigley Jr Co	19,457	1,482

		2,047

Food — Dairy Products (0.03%)
Dean Foods Co (b)	13,607	316

Food — Meat Products (0.04%)
Tyson Foods Inc	24,612	438

Food — Miscellaneous/Diversified (1.07%)
Campbell Soup Co	19,792	689
ConAgra Foods Inc	43,834	1,033
General Mills Inc	30,275	1,828
HJ Heinz Co	28,332	1,333
Kellogg Co	23,428	1,199
Kraft Foods Inc	137,844	4,360
McCormick & Co Inc/MD	11,504	435
Sara Lee Corp	64,024	929

		11,806

Food — Retail (0.36%)
Kroger Co/The	60,475	1,648
Safeway Inc	39,574	1,251
SUPERVALU Inc	19,016	629
Whole Foods Market Inc (a)	12,542	409

		3,937

Food — Wholesale & Distribution (0.15%)
Sysco Corp	54,262	1,659

Forestry (0.17%)
Plum Creek Timber Co Inc	15,386	628
Weyerhaeuser Co	18,839	1,204

		1,832

Gas — Distribution (0.17%)
Nicor Inc	4,058	143
NiSource Inc	24,646	441
Sempra Energy	23,491	1,331

		1,915

See accompanying notes

187

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Gold Mining (0.16%)
Newmont Mining Corp	40,750	$1,802

Health Care Cost Containment (0.12%)
McKesson Corp	26,016	1,356

Home Decoration Products (0.05%)
Newell Rubbermaid Inc	24,875	511

Hotels & Motels (0.19%)
Marriott International Inc/DE	27,054	928
Starwood Hotels & Resorts Worldwide Inc	16,927	884
Wyndham Worldwide Corp	15,914	342

		2,154

Human Resources (0.06%)
Monster Worldwide Inc (b)	11,285	275
Robert Half International Inc	14,279	338

		613

Independent Power Producer (0.04%)
Dynegy Inc (b)	44,580	384

Industrial Automation & Robots (0.07%)
Rockwell Automation Inc/DE	13,338	723

Industrial Gases (0.40%)
Air Products & Chemicals Inc	19,279	1,898
Praxair Inc	28,161	2,571

		4,469

Instruments — Scientific (0.32%)
Applera Corp — Applied Biosystems Group	15,047	480
PerkinElmer Inc	10,574	281
Thermo Fisher Scientific Inc (b)	37,632	2,178
Waters Corp (b)	8,986	552

		3,491

Insurance Brokers (0.23%)
Aon Corp	27,467	1,247
Marsh & McLennan Cos Inc	46,840	1,292

		2,539

Internet Infrastructure Software (0.05%)
Akamai Technologies Inc (b)	15,025	537

Internet Security (0.18%)
Symantec Corp (b)	76,093	1,310
VeriSign Inc (a)(b)	19,184	692

		2,002

Investment Companies (0.05%)
American Capital Strategies Ltd (a)	17,539	557

Investment Management & Advisory Services (0.46%)
Ameriprise Financial Inc	20,404	969
Federated Investors Inc	7,775	260
Franklin Resources Inc	14,138	1,345
Janus Capital Group Inc	13,280	373
Legg Mason Inc	12,120	731
T Rowe Price Group Inc	23,712	1,388

		5,066

Leisure & Recreation Products (0.01%)
Brunswick Corp/DE (a)	7,872	131

Life & Health Insurance (0.76%)
Aflac Inc	42,680	2,845
Lincoln National Corp	23,785	1,279
Prudential Financial Inc	40,095	3,036
Torchmark Corp	8,178	529
Unum Group	31,190	724

		8,413

Linen Supply & Related Items (0.03%)
Cintas Corp	11,743	348

Machinery — Construction & Mining (0.47%)
Caterpillar Inc	56,096	4,593
Terex Corp (b)	9,134	637

		5,230

Machinery — Farm (0.30%)
Deere & Co	39,199	3,295

Machinery — General Industry (0.04%)
Manitowoc Co Inc/The	11,675	442

Medical — Biomedical/Gene (0.92%)
Amgen Inc (b)	97,777	4,094
Biogen Idee Inc (b)	26,768	1,624
Celgene Corp (b)	39,113	2,430
Genzyme Corp (b)	24,060	1,693
Millipore Corp (a)(b)	4,947	347

		10,188

Medical — Drugs (4.15%)
Abbott Laboratories	138,961	7,330
Allergan Inc/United States	27,503	1,550
Bristol-Myers Squibb Co	177,946	3,909
Eli Lilly & Co	88,926	4,281
Forest Laboratories Inc (b)	27,993	972
King Pharmaceuticals Inc (b)	22,120	208
Merck & Co Inc	194,658	7,405
Pfizer Inc	607,810	12,223
Schering-Plough Corp	145,727	2,683
Wyeth	120,283	5,349

		45,910

See accompanying notes

188

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)	9,701	$487
Mylan Inc (a)	27,363	361
Watson Pharmaceuticals Inc (b)	9,319	289

		1,137

Medical — HMO (0.95%)
Aetna Inc	44,644	1,947
Cigna Corp	25,180	1,075
Coventry Health Care Inc (b)	13,908	622
Humana Inc (b)	15,298	731
UnitedHealth Group Inc	112,499	3,671
WellPoint Inc (b)	48,720	2,424

		10,470

Medical — Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)	42,648	273

Medical — Wholesale Drug Distribution (0.20%)
AmerisourceBergen Corp	14,618	593
Cardinal Health Inc	32,058	1,669

		2,262

Medical Information Systems (0.04%)
IMS Health Inc	16,482	408

Medical Instruments (0.71%)
Boston Scientific Corp (b)	120,743	1,609
Medtronic Inc	100,960	4,915
St Jude Medical Inc (b)	30,927	1,354

		7,878

Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (b)	9,934	751
Quest Diagnostics Inc	14,138	710

		1,461

Medical Products (2.55%)
Baxter International Inc	57,034	3,554
Becton Dickinson & Co	21,941	1,962
Covidien Ltd	44,837	2,093
Johnson & Johnson	254,649	17,084
Stryker Corp	21,440	1,390
Varian Medical Systems Inc (b)	11,298	530
Zimmer Holdings Inc (b)	20,963	1,555

		28,168

Metal — Aluminum (0.23%)
Alcoa Inc	73,212	2,546

Metal — Diversified (0.35%)
Freeport-McMoRan Copper & Gold Inc	34,411	3,914

Metal Processors & Fabrication (0.13%)
Precision Castparts Corp	12,490	1,468

Motorcycle/Motor Scooter (0.07%)
Harley-Davidson Inc	21,441	820

Multi-Line Insurance (2.25%)
ACE Ltd	29,657	1,788
Allstate Corp/The	50,381	2,537
American International Group Inc	226,757	10,476
Assurant Inc	8,600	559
Cincinnati Financial Corp	14,875	534
Genworth Financial Inc	38,894	897
Hartford Financial Services Group Inc	28,229	2,012
Loews Corp	39,524	1,664
MetLife Inc	63,754	3,880
XL Capital Ltd	15,994	558

		24,905

Multimedia (1.61%)
EW Scripps Co (a)	8,049	361
McGraw-Hill Cos Inc/The	29,018	1,189
Meredith Corp	3,390	110
News Corp	206,846	3,703
Time Warner Inc	321,510	4,774
Viacom Inc (b)	57,615	2,215
Walt Disney Co/The	169,281	5,490

		17,842

Networking Products (1.36%)
Cisco Systems Inc (b)	535,891	13,740
Juniper Networks Inc (b)	47,070	1,300

		15,040

Non-Ferrous Metals (0.01%)
Titanium Metals Corp	8,888	135

Non-Hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (b)	30,312	375
Waste Management Inc	44,532	1,607

		1,982

Office Automation & Equipment (0.17%)
Pitney Bowes Inc	18,977	685
Xerox Corp	82,489	1,153

		1,838

Office Supplies & Forms (0.04%)
Avery Dennison Corp	9,573	461

Oil — Field Services (2.31%)
Baker Hughes Inc	27,815	2,250
BJ Services Co	26,335	744
Halliburton Co	79,126	3,633
Schlumberger Ltd	107,674	10,827
See accompanying notes

189

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Smith International Inc	18,053	$1,381
Transocean Inc	28,563	4,212
Weatherford International Ltd (b)	30,496	2,460

		25,507

Oil & Gas Drilling (0.32%)
ENSCO International Inc	12,939	825
Nabors Industries Ltd (a)(b)	25,233	947
Noble Corp	24,151	1,359
Rowan Cos Inc	10,007	390

		3,521

Oil Company — Exploration & Production (2.58%)
Anadarko Petroleum Corp	42,079	2,801
Apache Corp	29,936	4,032
Chesapeake Energy Corp	41,126	2,126
Devon Energy Corp	39,950	4,530
EOG Resources Inc	22,207	2,898
Noble Energy Inc	15,448	1,344
Occidental Petroleum Corp	73,948	6,153
Questar Corp	15,534	964
Range Resources Corp	13,476	894
XTO Energy Inc	45,878	2,838

		28,580

Oil Company — Integrated (7.40%)
Chevron Corp	186,692	17,950
ConocoPhillips	140,379	12,094
Exxon Mobil Corp	480,965	44,764
Hess Corp	25,075	2,663
Marathon Oil Corp	63,736	2,905
Murphy Oil Corp	17,057	1,541

		81,917

Oil Field Machinery & Equipment (0.32%)
Cameron International Corp (b)	19,626	966
National Oilwell Varco Inc (b)	37,106	2,540

		3,506

Oil Refining & Marketing (0.28%)
Sunoco Inc	10,573	491
Tesoro Corp	12,370	311
Valero Energy Corp	48,065	2,348

		3,150

Paper & Related Products (0.13%)
International Paper Co	38,455	1,006
MeadWestvaco Corp	15,629	411

		1,417

Pharmacy Services (0.35%)
Express Scripts Inc (b)	22,727	1,592
Medco Health Solutions Inc (b)	47,100	2,333

		3,925

Photo Equipment & Supplies (0.04%)
Eastman Kodak Co	25,904	463

Pipelines (0.39%)
El Paso Corp	63,000	1,080
Spectra Energy Corp	56,865	1,404
Williams Cos Inc	52,593	1,867

		4,351

Printing — Commercial (0.05%)
RR Donnelley & Sons Co	19,316	592

Property & Casualty Insurance (0.56%)
Chubb Corp	33,285	1,763
Progressive Corp/The	60,985	1,109
Safeco Corp	8,068	539
Travelers Cos Inc/The	55,767	2,811

		6,222

Publicly Traded Investment Fund (0.51%)
iShares S&P 500 Index Fund/US	40,921	5,671

Publishing — Newspapers (0.11%)
Gannett Co Inc	20,659	592
New York Times Co/The (a)	12,925	252
Washington Post Co/The	522	342

		1,186

Quarrying (0.06%)
Vulcan Materials Co (a)	9,743	671

Real Estate Management & Services (0.03%)
CB Richard Ellis Group Inc (a)(b)	15,621	361

Regional Banks (3.92%)
Bank of America Corp	399,354	14,992
Capital One Financial Corp	33,531	1,777
Comerica Inc	13,531	470
Fifth Third Bancorp	47,898	1,026
Huntington Bancshares Inc/OH (a)	32,925	309
Keycorp	35,848	865
National City Corp (a)(d)	56,991	359
PNC Financial Services Group Inc	30,636	2,125
SunTrust Banks Inc	31,539	1,758
US Bancorp	155,503	5,270
Wachovia Corp	191,062	5,570
Wells Fargo & Co	296,381	8,817

		43,338

REITS — Apartments (0.18%)
Apartment Investment & Management Co (a)	8,247	305
See accompanying notes

190

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Apartments (continued)
AvalonBay Communities Inc	6,908	$689
Equity Residential	24,241	1,007

		2,001

REITS — Diversified (0.10%)
Vornado Realty Trust	12,134	1,130

REITS — Healthcare (0.07%)
HCP Inc	20,846	744

REITS — Hotels (0.07%)
Host Hotels & Resorts Inc	47,066	810

REITS — Office Property (0.10%)
Boston Properties Inc	10,742	1,079

REITS — Regional Malls (0.27%)
General Growth Properties Inc	23,952	981
Simon Property Group Inc	20,052	2,002

		2,983

REITS — Shopping Centers (0.12%)
Developers Diversified Realty Corp	10,738	461
Kimco Realty Corp	22,732	907

		1,368

REITS — Storage (0.09%)
Public Storage	11,196	1,016

REITS — Warehouse & Industrial (0.13%)
Prologis	23,212	1,453

Retail — Apparel & Shoe (0.38%)
Abercrombie & Fitch Co	7,745	576
Coach Inc (b)	31,637	1,125
Gap Inc/The	40,882	761
Jones Apparel Group Inc	7,783	123
Liz Claiborne Inc	8,943	158
Ltd Brands Inc	27,938	518
Nordstrom Inc	16,093	568
Polo Ralph Lauren Corp	5,294	328

		4,157

Retail — Auto Parts (0.04%)
Autozone Inc (b)	3,865	467

Retail — Automobile (0.02%)
AutoNation Inc (a)(b)	12,138	194

Retail — Bedding (0.07%)
Bed Bath & Beyond Inc (b)	23,549	765

Retail — Building Products (0.69%)
Home Depot Inc	151,716	4,370
Lowe’s Cos Inc	131,487	3,312

		7,682

Retail — Computer Equipment (0.07%)
GameStop Corp (b)	14,471	797

Retail — Consumer Electronics (0.14%)
Best Buy Co Inc	31,678	1,363
RadioShack Corp (a)	11,786	164

		1,527

Retail — Discount (1.87%)
Big Lots Inc (a)(b)	7,306	198
Costco Wholesale Corp	39,084	2,785
Family Dollar Stores Inc	12,633	270
Target Corp	73,601	3,910
TJX Cos Inc	39,288	1,266
Wal-Mart Stores Inc	212,418	12,316

		20,745

Retail — Drug Store (0.75%)
CVS Caremark Corp	128,725	5,197
Walgreen Co	89,125	3,106

		8,303

Retail — Jewelry (0.05%)
Tiffany & Co	11,417	497

Retail — Major Department Store (0.14%)
JC Penney Co Inc	19,932	847
Sears Holdings Corp (a)(b)	6,558	647

		1,494

Retail — Office Supplies (0.16%)
Office Depot Inc (b)	24,540	311
OfficeMax Inc	6,824	125
Staples Inc	63,018	1,367

		1,803

Retail — Regional Department Store (0.22%)
Dillard’s Inc (a)	5,136	105
Kohl’s Corp (b)	28,199	1,378
Macy’s Inc	38,925	984

		2,467

Retail — Restaurants (0.87%)
Darden Restaurants Inc	12,881	458
McDonald’s Corp	103,532	6,168
Starbucks Corp (b)	65,663	1,066
Wendy’s International Inc	7,858	228
Yum! Brands Inc	42,747	1,739

		9,659

See accompanying notes

191

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Rubber — Tires (0.05%)
Goodyear Tire & Rubber Co/The (a)(b)	21,592	$578

Savings & Loans — Thrifts (0.21%)
Hudson City Bancorp Inc	46,601	891
Sovereign Bancorp Inc (a)	32,483	243
Washington Mutual Inc	95,007	1,168

		2,302

Schools (0.06%)
Apollo Group Inc (b)	12,349	629

Semiconductor Component — Integrated Circuits (0.14%)
Analog Devices Inc	26,425	851
Linear Technology Corp	19,864	695

		1,546

Semiconductor Equipment (0.31%)
Applied Materials Inc	121,689	2,271
Kla-Tencor Corp	16,186	707
Novellus Systems Inc (b)	9,167	200
Teradyne Inc (b)	15,673	208

		3,386

Steel — Producers (0.32%)
Nucor Corp	25,895	1,955
United States Steel Corp	10,590	1,630

		3,585

Steel — Specialty (0.06%)
Allegheny Technologies Inc	9,075	625

Telecommunication Equipment (0.02%)
Tellabs Inc (b)	37,198	192

Telecommunication Equipment — Fiber Optics (0.39%)
Ciena Corp (a)(b)	7,826	265
Corning Inc	141,538	3,780
JDS Uniphase Corp (a)(b)	20,219	289

		4,334

Telecommunication Services (0.05%)
Embarq Corp	13,792	573

Telephone — Integrated (3.14%)
AT&T Inc	542,609	21,005
CenturyTel Inc	9,588	311
Citizens Communications Co	29,466	316
Qwest Communications International Inc (a)	138,223	713
Sprint Nextel Corp	256,119	2,046
Verizon Communications Inc	258,097	9,932
Windstream Corp	40,813	479

		34,802

Television (0.13%)
CBS Corp	61,196	1,412

Therapeutics (0.39%)
Gilead Sciences Inc (b)	83,505	4,322

Tobacco (1.35%)
Altria Group Inc	189,535	3,791
Philip Morris International Inc (b)	189,535	9,672
Reynolds American Inc	15,382	828
UST Inc	13,437	700

		14,991

Tools — Hand Held (0.09%)
Black & Decker Corp	5,477	359
Snap-On Inc	5,186	308
Stanley Works/The	7,037	340

		1,007

Toys (0.10%)
Hasbro Inc	12,820	456
Mattel Inc	32,486	609

		1,065

Transport — Rail (0.94%)
Burlington Northern Santa Fe Corp	26,608	2,728
CSX Corp	36,262	2,283
Norfolk Southern Corp	33,832	2,016
Union Pacific Corp	23,437	3,403

		10,430

Transport — Services (1.05%)
CH Robinson Worldwide Inc	15,404	966
Expeditors International Washington Inc	19,162	893
FedEx Corp	27,821	2,667
Ryder System Inc	5,219	357
United Parcel Service Inc	92,989	6,733

		11,616

Web Portals (1.38%)
Google Inc (b)	20,848	11,973
Yahoo! Inc (b)	120,210	3,295

		15,268

Wireless Equipment (0.89%)
American Tower Corp (b)	36,386	1,580
Motorola Inc	202,704	2,019
Qualcomm Inc	144,944	6,260

		9,859

TOTAL COMMON STOCKS		$1,089,076

See accompanying notes

192

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.60%)
Finance — Investment Banker & Broker (1.06%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $11,885,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (e)	$11,758	$11,757

Money Center Banks (1.54%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $8,769,000; 2.19%; dated 01/23/09)	8,514	8,513
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $8,769,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	8,514	8,514

		17,027

TOTAL REPURCHASE AGREEMENTS		$28,784

Total Investments		$1,117,860
Liabilities in Excess of Other Assets, Net — (1.01)%		(11,140)

TOTAL NET ASSETS — 100.00%		$1,106,720

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,069 or 0.46% of net assets.

(d)	Security is Illiquid

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$250,953
Unrealized Depreciation	(105,473)

Net Unrealized Appreciation (Depreciation)	145,480
Cost for federal income tax purposes	972,380
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	49	$16,510	$16,978	$468
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	19.84%
Financial	19.07%
Energy	13.86%
Industrial	11.88%
Communications	10.79%
Technology	10.57%
Consumer, Cyclical	7.45%
Basic Materials	3.50%
Utilities	3.47%
Funds	0.51%
Diversified	0.07%
Liabilities in Excess of Other Assets, Net	(1.01%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.53%
See accompanying notes

193

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.30%)
Advertising Agencies (0.32%)
Omnicom Group Inc	55,680	$2,658

Aerospace & Defense (0.87%)
General Dynamics Corp	80,998	7,324

Aerospace & Defense Equipment (0.84%)
United Technologies Corp	97,793	7,087

Agricultural Chemicals (0.75%)
Mosaic Co/The (a)	51,709	6,335

Agricultural Operations (0.55%)
Bunge Ltd	40,594	4,631

Auto/Truck Parts & Equipment — Original (0.90%)
BorgWarner Inc	83,060	4,082
Johnson Controls Inc	98,412	3,470

		7,552

Beverages — Non-Alcoholic (1.08%)
Coca-Cola Co/The	155,126	9,132

Brewery (0.50%)
Molson Coors Brewing Co	76,284	4,183

Chemicals — Diversified (0.67%)
Celanese Corp	98,279	4,398
EI Du Pont de Nemours & Co	25,732	1,259

		5,657

Coatings & Paint (0.37%)
RPM International Inc	139,106	3,102

Commercial Banks (3.25%)
Bancorpsouth Inc	122,794	2,951
Bank of Hawaii Corp	63,900	3,504
BB&T Corp	178,671	6,126
BOK Financial Corp	69,821	3,987
Commerce Bancshares Inc	73,911	3,215
Cullen/Frost Bankers Inc	83,070	4,637
Fulton Financial Corp	233,473	2,911

		27,331

Computers (1.39%)
Hewlett-Packard Co	62,064	2,877
International Business Machines Corp	72,858	8,794

		11,671

Containers — Metal & Glass (0.60%)
Owens-Illinois Inc (a)	91,594	5,051

Cosmetics & Toiletries (2.12%)
Procter & Gamble Co	266,705	17,883

Diversified Manufacturing Operations (5.70%)
Crane Co	89,425	3,661
General Electric Co	1,047,601	34,256
Honeywell International Inc	80,048	4,755
Parker Hannifin Corp	67,109	5,359

		48,031

Electric — Integrated (4.48%)
American Electric Power Co Inc	130,936	5,844
Duke Energy Corp	378,890	6,937
Edison International	113,793	5,936
FPL Group Inc	120,168	7,966
MDU Resources Group Inc	165,290	4,772
Southern Co	169,559	6,313

		37,768

Engineering — Research & Development Services (0.33%)
McDermott International Inc (a)	52,181	2,796

Fiduciary Banks (2.31%)
Bank of New York Mellon Corp/The	186,037	8,098
Northern Trust Corp	53,115	3,936
State Street Corp	51,438	3,711
Wilmington Trust Corp	113,526	3,733

		19,478

Finance — Investment Banker & Broker (5.66%)
Citigroup Inc	547,956	13,847
Goldman Sachs Group Inc/The	14,489	2,773
JPMorgan Chase & Co	429,835	20,481
Lehman Brothers Holdings Inc	152,728	6,757
Morgan Stanley	77,903	3,786

		47,644

Food — Miscellaneous/Diversified (2.15%)
ConAgra Foods Inc	240,504	5,666
Corn Products International Inc	99,846	4,631
General Mills Inc	94,709	5,721
Kraft Foods Inc	66,934	2,117

		18,135

Food — Retail (0.74%)
Safeway Inc	197,067	6,227

Gas — Distribution (0.61%)
Energen Corp	75,028	5,120

Gold Mining (0.56%)
Newmont Mining Corp	107,246	4,741

Human Resources (0.38%)
Hewitt Associates Inc (a)	77,746	3,188
See accompanying notes

194

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Independent Power Producer (0.45%)
Reliant Energy Inc (a)	148,589	$3,825

Instruments — Scientific (0.57%)
Thermo Fisher Scientific Inc (a)	83,021	4,804

Internet Security (0.56%)
Symantec Corp (a)	275,573	4,745

Life & Health Insurance (1.07%)
Prudential Financial Inc	13,799	1,045
Reinsurance Group of America Inc	51,621	2,683
Unum Group	226,627	5,260

		8,988

Machinery — Farm (1.45%)
AGCO Corp (a)	62,945	3,785
Deere & Co	100,356	8,437

		12,222

Machinery — General Industry (0.34%)
Manitowoc Co Inc/The	75,800	2,867

Machinery — Pumps (0.46%)
Flowserve Corp	31,251	3,878

Medical — Biomedical/Gene (0.40%)
Invitrogen Corp (a)	35,877	3,357

Medical — Drugs (3.18%)
Eli Lilly & Co	113,213	5,450
Pfizer Inc (b)	1,062,003	21,357

		26,807

Medical — Generic Drugs (0.43%)
Watson Pharmaceuticals Inc (a)	117,122	3,635

Medical — HMO (0.40%)
Aetna Inc	76,358	3,329

Medical Products (1.92%)
Johnson & Johnson	240,673	16,147

Multi-Line Insurance (3.95%)
ACE Ltd	84,101	5,071
American Financial Group Inc/OH	98,730	2,707
American International Group Inc	218,461	10,093
Hartford Financial Services Group Inc	81,940	5,840
HCC Insurance Holdings Inc	118,708	2,930
MetLife Inc	109,506	6,663

		33,304

Multimedia (2.04%)
Liberty Media Corp — Entertainment (a)	199,070	5,166
Time Warner Inc	215,295	3,197
Walt Disney Co/The	272,407	8,834

		17,197

Networking Products (0.45%)
Juniper Networks Inc (a)	138,099	3,814

Oil Company — Exploration & Production (5.04%)
Apache Corp	82,492	11,110
Cimarex Energy Co	76,558	4,770
Devon Energy Corp	88,250	10,007
Occidental Petroleum Corp	157,106	13,073
Questar Corp	56,548	3,508

		42,468

Oil Company — Integrated (13.40%)
Chevron Corp	307,432	29,560
ConocoPhillips	156,921	13,519
Exxon Mobil Corp (b)	598,911	55,741
Hess Corp	64,063	6,803
Marathon Oil Corp	17,550	800
Murphy Oil Corp	71,015	6,415

		112,838

Oil Field Machinery & Equipment (0.30%)
National Oilwell Varco Inc (a)	36,419	2,493

Pipelines (0.87%)
National Fuel Gas Co	77,097	3,946
Oneok Inc	70,698	3,402

		7,348

Property & Casualty Insurance (1.96%)
Arch Capital Group Ltd (a)	33,313	2,353
Chubb Corp	114,851	6,084
Travelers Cos Inc/The	159,758	8,052

		16,489

Radio (0.00%)
Citadel Broadcasting Corp	5	—

Regional Banks (5.31%)
Bank of America Corp	497,419	18,673
US Bancorp	328,858	11,145
Wachovia Corp	146,828	4,280
Wells Fargo & Co	357,484	10,635

		44,733

Reinsurance (0.87%)
Axis Capital Holdings Ltd	108,782	3,689
PartnerRe Ltd	49,133	3,635

		7,324

REITS — Hotels (0.41%)
Host Hotels & Resorts Inc	201,063	3,458
See accompanying notes

195

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Mortgage (0.52%)
Annaly Capital Management Inc	261,110	$4,376

REITS — Office Property (0.53%)
Boston Properties Inc	43,972	4,419

REITS — Regional Malls (0.51%)
Simon Property Group Inc	42,932	4,287

REITS — Shopping Centers (0.30%)
Federal Realty Investment Trust (c)	30,993	2,546

REITS — Warehouse & Industrial (0.40%)
AMB Property Corp	58,991	3,407

Retail — Discount (1.23%)
BJ’s Wholesale Club Inc (a)(c)	136,733	5,212
Dollar Tree Inc (a)	68,941	2,179
TJX Cos Inc	92,840	2,991

		10,382

Retail — Restaurants (1.33%)
McDonald’s Corp	187,955	11,198

Savings & Loans — Thrifts (0.51%)
Hudson City Bancorp Inc	223,064	4,267

Semiconductor Equipment (0.22%)
Lam Research Corp (a)	45,581	1,862

Steel — Producers (1.42%)
Carpenter Technology Corp	55,685	2,856
Nucor Corp	79,291	5,986
Reliance Steel & Aluminum Co	51,664	3,140

		11,982

Telecommunication Equipment (0.17%)
CommScope Inc (a)	30,049	1,429

Telecommunication Services (0.40%)
Embarq Corp	80,273	3,337

Telephone — Integrated (5.71%)
AT&T Inc	858,525	33,234
CenturyTel Inc	90,944	2,951
Verizon Communications Inc	310,408	11,944

		48,129

Theaters (0.36%)
Regal Entertainment Group (c)	160,575	3,044

Tobacco (0.76%)
Philip Morris International Inc (a)	53,132	2,711
Reynolds American Inc	67,811	3,652

		6,363

Tools — Hand Held (0.51%)
Snap-On Inc	71,706	4,253

Toys (0.46%)
Hasbro Inc	108,793	3,869

TOTAL COMMON STOCKS		$827,945

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.76%)
Commercial Paper (2.76%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$11,630	$11,630
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	11,630	11,630

		23,260

TOTAL SHORT TERM INVESTMENTS		$23,260

REPURCHASE AGREEMENTS (0.34%)
Money Center Banks (0.34%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $2,917,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (d)	$2,884	$2,884

TOTAL REPURCHASE AGREEMENTS		$2,884

Total Investments		$854,089
Liabilities in Excess of Other Assets, Net — (1.40)%		(11,769)

TOTAL NET ASSETS — 100.00%		$842,320

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,323 or 0.28% of net assets.

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$94,665
Unrealized Depreciation	(47,479)

Net Unrealized Appreciation (Depreciation)	47,186
Cost for federal income tax purposes	806,903
All dollar amounts are shown in thousands (000’s)
See accompanying notes

196

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)
Buy:
S&P 500 eMini; June 2008	34	$11,659	$11,782	$123
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	30.65%
Energy	19.61%
Consumer, Non-cyclical	14.60%
Industrial	11.67%
Communications	9.65%
Utilities	5.55%
Consumer, Cyclical	4.28%
Basic Materials	3.78%
Technology	1.61%
Liabilities in Excess of Other Assets, Net	(1.40%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.40%
See accompanying notes

197

Schedule of Investments
MidCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.18%)
Advertising Sales (0.91%)
Lamar Advertising Co (a)(b)	196,781	$7,781

Aerospace & Defense Equipment (1.33%)
Alliant Techsystems Inc (b)	104,009	11,416

Applications Software (1.14%)
Intuit Inc (b)	362,134	9,767

Broadcasting Services & Programming (4.54%)
Discovery Holding Co (b)	794,601	18,403
Liberty Global Inc — A Shares (b)	159,533	5,646
Liberty Global Inc — B Shares (b)	321,139	10,662
Liberty Media Corp — Capital Series A (b)	268,607	4,128

		38,839

Building & Construction Products — Miscellaneous (0.18%)
USG Corp (a)(b)	44,372	1,567

Building Products — Cement & Aggregate (1.20%)
Cemex SAB de CV ADR	370,326	10,240

Cable TV (3.60%)
Comcast Corp	655,689	13,271
DISH Network Corp (b)	586,801	17,510

		30,781

Casino Services (0.20%)
International Game Technology	48,561	1,687

Commercial Services (2.24%)
ChoicePoint Inc (b)	60,815	2,940
Iron Mountain Inc (b)	590,969	16,234

		19,174

Commercial Services — Finance (2.83%)
Automatic Data Processing Inc	172,739	7,635
Paychex Inc	104,931	3,816
Western Union Co/The	554,131	12,745

		24,196

Consulting Services (1.08%)
SAIC Inc (b)	485,183	9,219

Data Processing & Management (1.20%)
Broadridge Financial Solutions Inc	111,933	2,084
Fidelity National Information Services	208,772	7,528
SEI Investments Co	28,636	667

		10,279

Dental Supplies & Equipment (1.57%)
Dentsply International Inc	345,930	13,446

Diversified Manufacturing Operations (0.96%)
Dover Corp	73,632	3,643
Tyco International Ltd	97,974	4,584

		8,227

Diversified Operations (1.50%)
Onex Corp (b)	402,892	12,800

E-Commerce — Services (0.61%)
Liberty Media Corp — Interactive (b)	343,200	5,193

Electric — Distribution (0.06%)
Brookfield Infrastructure Partners LP	24,654	490

Electric — Generation (1.23%)
AES Corp/The (b)	607,285	10,543

Electric — Integrated (1.03%)
Ameren Corp	116,489	5,284
SCANA Corp	89,263	3,520

		8,804

Electronic Components — Miscellaneous (1.28%)
Gentex Corp	584,973	10,927

Electronic Components — Semiconductors (0.17%)
Microchip Technology Inc (a)	40,396	1,485

Energy — Alternate Sources (2.42%)
Covanta Holding Corp (a)(b)	777,111	20,694

Finance — Credit Card (0.39%)
American Express Co	69,390	3,332

Food — Wholesale & Distribution (1.65%)
Sysco Corp	461,407	14,105

Forestry (1.21%)
Weyerhaeuser Co	161,870	10,340

Gold Mining (1.87%)
Newmont Mining Corp	361,199	15,969

Independent Power Producer (0.80%)
Calpine Corp (a)(b)	348,287	6,861

Insurance Brokers (2.06%)
Aon Corp	125,001	5,674
Brown & Brown Inc	305,483	5,865
Marsh & McLennan Cos Inc	219,811	6,065

		17,604

Investment Companies (0.30%)
RHJ International (b)	200,630	2,538
See accompanying notes

198

Schedule of Investments
MidCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (1.58%)
Ameriprise Financial Inc	96,259	$4,571
Legg Mason Inc	148,092	8,927

		13,498

Life & Health Insurance (2.21%)
Aflac Inc	284,059	18,938

Linen Supply & Related Items (2.56%)
Cintas Corp	738,843	21,877

Machinery — Print Trade (0.32%)
Zebra Technologies Corp (b)	75,212	2,764

Medical — Drugs (1.18%)
Valeant Pharmaceuticals International (a)(b)	759,656	10,088

Medical — HMO (2.02%)
Coventry Health Care Inc (b)	386,869	17,305

Medical — Outpatient & Home Medical Care (0.99%)
Lincare Holdings Inc (b)	346,921	8,444

Medical Instruments (2.03%)
St Jude Medical Inc (b)	396,056	17,339

Medical Laboratory & Testing Service (2.39%)
Laboratory Corp of America Holdings (b)	271,074	20,499

Medical Products (1.33%)
Covidien Ltd	243,393	11,364

Multi-Line Insurance (2.31%)
Loews Corp	470,276	19,803

Multimedia (1.84%)
Liberty Media Corp — Entertainment (b)	607,508	15,765

Office Automation & Equipment (0.19%)
Pitney Bowes Inc	45,062	1,627

Oil — Field Services (2.14%)
Weatherford International Ltd (b)	226,831	18,298

Oil & Gas Drilling (1.97%)
Nabors Industries Ltd (b)	449,119	16,860

Oil Company — Exploration & Production (9.75%)
Cimarex Energy Co	323,848	20,176
Encore Acquisition Co (b)	421,586	19,237
EOG Resources Inc	59,089	7,710
Questar Corp	276,560	17,155
Rosetta Resources Inc (b)	289,587	6,310
XTO Energy Inc	207,632	12,844

		83,432

Pipelines (5.86%)
Equitable Resources Inc	276,763	18,369
National Fuel Gas Co (a)	94,456	4,834
Spectra Energy Corp	498,407	12,311
Williams Cos Inc	410,848	14,585

		50,099

Precious Metals (0.77%)
Franco-Nevada Corp	369,528	6,568

Property & Casualty Insurance (4.31%)
Fidelity National Financial Inc	244,291	3,906
Markel Corp (b)	33,740	14,657
Mercury General Corp (a)	223,026	11,127
White Mountains Insurance Group Ltd	15,069	7,174

		36,864

Publishing — Newspapers (1.54%)
Washington Post Co/The	20,095	13,174

Real Estate Operator & Developer (3.78%)
Brookfield Asset Management Inc (a)	649,503	21,252
Forest City Enterprises Inc	301,302	11,130

		32,382

Reinsurance (1.57%)
Everest Re Group Ltd	148,391	13,407

Retail — Auto Parts (1.94%)
O’Reilly Automotive Inc (b)	574,102	16,574

Retail — Discount (0.54%)
TJX Cos Inc	144,110	4,643

Retail — Restaurants (0.46%)
Yum! Brands Inc	97,603	3,971

Satellite Telecommunications (0.60%)
EchoStar Holding Corp (a)(b)	164,279	5,111

Telephone — Integrated (0.96%)
Telephone & Data Systems Inc	227,697	8,254

Textile — Home Furnishings (0.80%)
Mohawk Industries Inc (a)(b)	89,820	6,843

Transport — Truck (0.26%)
Heartland Express Inc (a)	142,613	2,206
See accompanying notes

199

Schedule of Investments
MidCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Wireless Equipment (1.42%)
American Tower Corp (b)	280,567	$12,182

TOTAL COMMON STOCKS		$848,483

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.61%)
Commercial Paper (1.61%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	6,891	$6,891
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	6,892	6,892

		13,783

TOTAL SHORT TERM INVESTMENTS		$13,783

REPURCHASE AGREEMENTS (6.98%)
Finance — Investment Banker & Broker (6.98%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $60,329,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$59,682	$59,679

TOTAL REPURCHASE AGREEMENTS		$59,679

Total Investments		$921,945
Liabilities in Excess of Other Assets, Net — (7.77)%		(66,468)

TOTAL NET ASSETS — 100.00%		$855,477

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$170,153
Unrealized Depreciation	(60,078)

Net Unrealized Appreciation (Depreciation)	110,075
Cost for federal income tax purposes	811,870
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	27.10%
Energy	22.14%
Consumer, Non-cyclical	19.31%
Communications	16.02%
Consumer, Cyclical	6.50%
Industrial	5.53%
Basic Materials	3.84%
Utilities	3.12%
Technology	2.71%
Diversified	1.50%
Liabilities in Excess of Other Assets, Net	(7.77%)

TOTAL NET ASSETS	100.00%

See accompanying notes

200

Schedule of Investments
MidCap Stock Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.67%)
Aerospace & Defense (0.29%)
Spirit Aerosystems Holdings Inc (a)	56,100	$1,636

Airlines (2.64%)
AMR Corp (a)(b)	700,200	6,141
Continental Airlines Inc (a)(b)	493,400	8,871

		15,012

Auto/Truck Parts & Equipment — Original (2.54%)
Magna International Inc	193,300	14,426

Chemicals — Specialty (6.33%)
Cabot Corp (b)	541,000	15,775
Lubrizol Corp	227,796	13,285
OM Group Inc (a)(b)	126,200	6,911

		35,971

Coatings & Paint (1.56%)
Valspar Corp	404,100	8,882

Commercial Banks (1.87%)
Cullen/Frost Bankers Inc	114,179	6,373
TCF Financial Corp	244,174	4,249

		10,622

Commercial Services (2.49%)
Weight Watchers International Inc	308,800	14,162

Computers — Integrated Systems (0.81%)
Diebold Inc	117,000	4,586

Computers — Memory Devices (2.11%)
NetApp Inc (a)	495,900	12,001

Computers — Peripheral Equipment (0.65%)
Electronics for Imaging Inc (a)(b)	256,400	3,697

Cosmetics & Toiletries (2.20%)
Estee Lauder Cos Inc/The	274,000	12,497

Data Processing & Management (2.46%)
Fidelity National Information Services	387,723	13,981

Diversified Manufacturing Operations (2.20%)
Teleflex Inc	226,615	12,484

Electric — Integrated (6.90%)
DTE Energy Co (b)	307,800	12,407
Northeast Utilities	497,400	13,092
Wisconsin Energy Corp	289,300	13,730

		39,229

Electronic Components — Semiconductors (2.56%)
Microchip Technology Inc (b)	396,000	14,553

Electronic Parts Distribution (2.19%)
Arrow Electronics Inc (a)	456,600	12,424

Enterprise Software & Services (2.63%)
BMC Software Inc (a)	430,500	14,964

Food — Dairy Products (0.82%)
Dean Foods Co (a)	201,050	4,672

Machinery Tools & Related Products (3.44%)
Lincoln Electric Holdings Inc	256,100	19,540

Medical — Generic Drugs (2.02%)
Mylan Inc (b)	873,125	11,499

Medical — Hospitals (3.00%)
Universal Health Services Inc	271,900	17,032

Medical — Wholesale Drug Distribution (0.57%)
AmerisourceBergen Corp	79,300	3,216

Medical Information Systems (2.22%)
IMS Health Inc	509,482	12,610

Medical Instruments (1.29%)
Edwards Lifesciences Corp (a)	132,300	7,332

Medical Laboratory & Testing Service (2.50%)
Covance Inc (a)	169,300	14,186

Multi-Line Insurance (1.34%)
HCC Insurance Holdings Inc	308,897	7,624

Non-Hazardous Waste Disposal (4.19%)
Allied Waste Industries Inc (a)(b)	524,700	6,485
Republic Services Inc	544,050	17,296

		23,781

Office Furnishings — Original (1.94%)
HNI Corp (b)	507,400	11,046

Oil & Gas Drilling (2.81%)
Nabors Industries Ltd (a)(b)	425,858	15,987

Oil Company — Exploration & Production (4.14%)
Cimarex Energy Co (b)	203,500	12,678
Noble Energy Inc	124,800	10,858

		23,536

Property & Casualty Insurance (2.13%)
Fidelity National Financial Inc	755,838	12,086

Reinsurance (1.83%)
Max Capital Group Ltd	444,400	10,403
See accompanying notes

201

Schedule of Investments
MidCap Stock Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Office Property (2.57%)
Alexandria Real Estate Equities Inc (b)	138,900	$14,589

REITS — Regional Malls (1.25%)
General Growth Properties Inc	174,100	7,131

REITS — Shopping Centers (0.45%)
Tanger Factory Outlet Centers	63,500	2,562

Rental — Auto & Equipment (0.99%)
Aaron Rents Inc (b)	225,235	5,608

Retail — Apparel & Shoe (1.70%)
J Crew Group Inc (a)(b)	143,300	6,807
Nordstrom Inc	80,270	2,830

		9,637

Retail — Jewelry (2.99%)
Tiffany & Co	389,700	16,967

Retail — Restaurants (0.50%)
Papa John’s International Inc (a)(b)	105,698	2,854

Savings & Loans — Thrifts (2.89%)
Washington Federal Inc	690,750	16,447

Toys (2.61%)
Mattel Inc	791,200	14,835

Transport — Marine (3.05%)
Tidewater Inc	265,700	17,329

TOTAL COMMON STOCKS		$543,636

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (12.21%)
Finance — Investment Banker & Broker (8.45%)
Lehman Brothers Repurchase Agreement; 2.00% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $48,389,000; 0.00% - 6.35%; dated 05/02/08 - 05/15/30) (c)	$47,994	$47,991

Money Center Banks (3.76%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $11,011,000; 2.19%; dated 01/23/09)	10,690	10,690
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $11,011,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	10,690	10,690

		21,380

TOTAL REPURCHASE AGREEMENTS		$69,371

Total Investments		$613,007
Liabilities in Excess of Other Assets, Net — (7.88)%		(44,793)

TOTAL NET ASSETS — 100.00%		$568,214

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$143,192
Unrealized Depreciation	(24,011)

Net Unrealized Appreciation (Depreciation)	119,181
Cost for federal income tax purposes	493,826
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.55%
Consumer, Non-cyclical	15.87%
Industrial	15.35%
Consumer, Cyclical	14.92%
Technology	13.44%
Basic Materials	7.89%
Energy	6.96%
Utilities	6.90%
Liabilities in Excess of Other Assets, Net	(7.88%)

TOTAL NET ASSETS	100.00%

See accompanying notes

202

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (83.96%)
Agricultural Operations (1.94%)
Cargill Inc
3.00%, 5/5/2008	$9,000	$8,997
2.50%, 5/28/2008	7,200	7,186
2.85%, 5/28/2008	6,280	6,267
2.90%, 5/29/2008	12,175	12,148
2.45%, 5/30/2008	13,000	12,974
2.70%, 5/30/2008	9,900	9,878

		57,450

Asset Backed Securities (3.13%)
CAFCO
2.55%, 5/6/2008	7,130	7,128
3.16%, 5/27/2008	10,000	9,977
3.10%, 6/10/2008	15,000	14,948
2.75%, 7/7/2008	10,000	9,949
2.70%, 7/18/2008	10,900	10,836
2.90%, 7/24/2008	10,000	9,932
FCAR Owner Trust I
3.05%, 6/9/2008	15,000	14,950
3.10%, 6/13/2008	15,000	14,945

		92,665

Beverages — Non-Alcoholic (0.80%)
Coca-Cola Co
2.57%, 5/12/2008	10,800	10,791
2.13%, 6/12/2008	12,900	12,868

		23,659

Chemicals — Diversified (1.44%)
BASF AG
2.23%, 6/26/2008	6,295	6,273
2.72%, 6/27/2008	10,900	10,853
2.36%, 7/9/2008	10,900	10,851
2.20%, 7/15/2008	14,800	14,732

		42,709

Commercial Banks (13.74%)
Calyon North America
2.60%, 6/30/2008	11,000	10,952
2.67%, 7/17/2008	10,900	10,838
2.41%, 7/21/2008	12,900	12,830
2.81%, 8/4/2008	10,900	10,819
Nordea North America
2.63%, 6/3/2008	10,900	10,874
2.69%, 6/20/2008	5,265	5,245
2.66%, 7/8/2008	12,000	11,940
2.66%, 7/14/2008	11,800	11,735
2.66%, 7/16/2008	10,000	9,944
2.85%, 7/23/2008	11,000	10,928
Skandinaviska Enskilda Banken
3.05%, 5/2/2008	11,000	10,999
2.92%, 6/6/2008	15,000	14,956
2.47%, 6/17/2008	13,800	13,756
2.88%, 7/22/2008	12,000	11,921
2.52%, 7/25/2008	10,450	10,384
Societe Generale North America Inc
3.03%, 5/7/2008	9,600	9,595
3.05%, 5/12/2008	10,000	9,991
3.08%, 5/28/2008	12,000	11,972
2.98%, 6/4/2008	10,050	10,022
2.87%, 6/27/2008	10,800	10,751
2.84%, 8/1/2008	9,800	9,729
State Street Corp
2.50%, 6/3/2008	11,900	11,873
2.50%, 6/16/2008	13,900	13,856
2.60%, 7/24/2008	10,000	9,939
Svenska Handelsbanken
2.95%, 5/5/2008	11,000	10,996
2.66%, 7/10/2008	12,800	12,734
2.66%, 7/11/2008	12,000	11,937
Toronto — Dominion Holdings
3.00%, 5/22/2008	11,000	10,981
2.52%, 6/16/2008	7,300	7,276
2.62%, 6/20/2008	13,800	13,750
2.51%, 6/24/2008	10,700	10,660
2.57%, 7/24/2008	9,800	9,741
2.68%, 7/30/2008	9,000	8,940
Westpac Banking Corp
2.99%, 5/7/2008	10,420	10,415
2.30%, 8/14/2008	11,900	11,820
2.59%, 8/14/2008	10,900	10,818
2.64%, 9/12/2008	10,800	10,694

		406,611

Computers (0.36%)
IBM Capital Corp
2.24%, 6/26/2008	10,800	10,762

Diversified Financial Services (2.62%)
General Electric Capital
2.89%, 5/20/2008	11,900	11,882
2.37%, 6/12/2008	7,940	7,918
2.64%, 7/7/2008	10,000	9,951
2.46%, 7/14/2008	2,980	2,965
2.50%, 7/17/2008	12,000	11,936
2.45%, 8/11/2008	12,000	11,916
2.46%, 8/20/2008	10,000	9,924
Pfizer Investment Capital
4.33%, 5/5/2008	11,000	10,995

		77,487

Finance — Auto Loans (1.90%)
Toyota Motor Credit
3.70%, 5/9/2008	11,000	10,991
See accompanying notes

203

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Auto Loans (continued)
Toyota Motor Credit (continued)
2.81%, 5/14/2008	$10,000	$9,990
2.40%, 6/19/2008	3,890	3,877
2.42%, 7/1/2008	10,000	9,959
2.25%, 8/6/2008	8,695	8,642
2.60%, 8/22/2008	12,800	12,696

		56,155

Finance — Consumer Loans (3.37%)
American General Finance
2.94%, 5/23/2008	12,000	11,979
2.50%, 6/19/2008	6,690	6,667
2.98%, 7/10/2008	10,000	9,942
HSBC Finance
3.10%, 5/2/2008	11,000	10,999
2.85%, 6/ 5/2008	15,000	14,958
2.63%, 6/6/2008	10,000	9,974
2.60%, 6/13/2008	2,410	2,403
2.60%, 6/20/2008	10,000	9,964
2.57%, 7/22/2008	12,000	11,930
John Deere Capital Corp
2.20%, 6/11/2008	11,000	10,972

		99,788

Finance — Credit Card (2.41%)
American Express Credit
2.93%, 5/6/2008	12,000	11,995
2.92%, 5/8/2008	7,080	7,076
2.97%, 5/19/2008	7,060	7,050
2.98%, 5/30/2008	9,400	9,377
2.99%, 6/4/2008	7,160	7,140
2.77%, 6/18/2008	11,940	11,896
2.60%, 7/10/2008	6,830	6,796
2.64%, 7/28/2008	10,000	9,935

		71,265

Finance — Investment Banker & Broker (9.97%)
Citigroup Funding
3.05%, 5/8/2008	10,900	10,894
3.05%, 5/20/2008	10,000	9,984
2.55%, 6/10/2008	12,000	11,966
2.82%, 7/1/2008	9,000	8,957
2.72%, 7/3/2008	10,000	9,952
Goldman Sachs Group
2.90%, 5/7/2008	11,000	10,995
2.40%, 5/14/2008	11,240	11,230
4.22%, 5/15/2008	7,000	6,989
2.25%, 5/20/2008	10,900	10,887
2.45%, 8/1/2008	10,800	10,732
2.52%, 8/5/2008	6,000	5,960
ING U.S. Funding
3.75%, 5/16/2008	10,390	10,374
2.63%, 7/14/2008	10,000	9,946
2.84%, 7/25/2008	11,900	11,820
2.61%, 8/7/2008	12,000	11,915
JP Morgan Chase
2.98%, 5/1/2008	7,635	7,635
2.45%, 6/17/2008	5,590	5,572
2.55%, 7/21/2008	12,000	11,931
2.40%, 7/22/2008	10,900	10,840
2.47%, 7/23/2008	10,800	10,739
2.60%, 7/29/2008	11,000	10,929
2.53%, 9/2/2008	12,800	12,688
Merrill Lynch & Co Inc
4.46%, 5/2/2008	7,450	7,449
Morgan Stanley
4.96%, 5/19/2008	12,800	12,768
4.97%, 5/21/2008	10,000	9,972
4.70%, 6/16/2008	12,000	11,928
4.45%, 6/18/2008	10,000	9,941
3.14%, 6/23/2008	10,000	9,954
3.07%, 7/16/2008	10,000	9,935

		294,882

Finance — Leasing Company (3.56%)
International Lease Finance
2.83%, 5/9/2008	9,725	9,719
2.78%, 5/27/2008	9,000	8,982
2.92%, 6/2/2008	12,000	11,969
3.00%, 6/3/2008	8,100	8,078
2.72%, 6/19/2008	10,900	10,860
2.93%, 6/23/2008	9,400	9,359
2.68%, 7/14/2008	12,800	12,729
River Fuel Funding
2.53%, 7/31/2008	11,158	11,086
2.85%, 7/31/2008	10,000	9,928
2.85%, 7/31/2008	12,800	12,708

		105,418

Finance — Other Services (5.13%)
ABN-AMRO North America Finance Inc
3.02%, 5/13/2008	4,920	4,915
Commoloco
3.43%, 5/22/2008	6,900	6,886
2.92%, 6/5/2008	10,900	10,869
2.68%, 7/17/2008	12,000	11,931
CRC Funding
3.07%, 5/2/2008	10,000	9,999
3.03%, 5/13/2008	12,900	12,887
3.06%, 5/15/2008	10,000	9,988
3.08%, 6/5/2008	14,800	14,756
2.89%, 7/8/2008	10,000	9,946
See accompanying notes

204

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Other Services (continued)
Park Avenue Receivables Company
3.08%, 5/21/2008	$12,550	$12,529
2.85%, 6/6/2008	11,900	11,866
2.75%, 6/13/2008	7,955	7,929
2.68%, 6/26/2008	10,000	9,958
Private Export Funding
2.92%, 5/23/2008	9,900	9,882
2.50%, 6/11/2008	7,330	7,309

		151,650

Food — Miscellaneous/Diversified (1.90%)
Unilever Capital
2.45%, 9/29/2008	10,000	9,897
2.47%, 10/7/2008	10,000	9,891
2.60%, 10/9/2008	13,800	13,640
2.66%, 10/23/2008	11,000	10,858
2.68%, 10/27/2008	3,280	3,236
2.70%, 11/5/2008	8,800	8,676

		56,198

Life & Health Insurance (2.27%)
Prudential Funding LLC
2.82%, 5/13/2008	15,000	14,986
Prudential PLC
3.02%, 5/8/2008	10,000	9,994
3.15%, 5/9/2008	7,100	7,095
2.42%, 7/2/2008	12,000	11,950
2.55%, 7/10/2008	9,900	9,851
2.59%, 7/11/2008	10,000	9,949
3.70%, 7/14/2008	3,460	3,434

		67,259

Medical — Drugs (2.28%)
AstraZeneca PLC
3.62%, 6/9/2008	11,000	10,957
2.79%, 6/12/2008	10,000	9,968
3.00%, 7/8/2008	7,400	7,358
3.57%, 7/25/2008	11,000	10,907
2.74%, 8/6/2008	7,550	7,494
2.50%, 10/1/2008	10,000	9,894
2.25%, 10/15/2008	11,000	10,885

		67,463

Medical — Hospitals (0.51%)
Catholic Healthcare Initiatives
2.95%, 6/11/2008	15,000	15,000

Money Center Banks (9.23%)
Bank of America
4.42%, 5/1/2008	9,900	9,900
4.36%, 5/7/2008	12,000	11,991
2.75%, 5/16/2008	8,850	8,840
3.00%, 5/29/2008	9,900	9,877
2.61%, 8/8/2008	10,000	9,928
2.72%, 8/13/2008	12,000	11,906
2.79%, 8/19/2008	9,000	8,924
Bank of Scotland PLC
2.97%, 5/14/2008	10,000	9,989
3.00%, 5/19/2008	10,900	10,884
2.82%, 6/10/2008	4,920	4,905
2.53%, 6/13/2008	13,800	13,758
2.52%, 6/18/2008	13,900	13,853
2.74%, 8/5/2008	12,900	12,806
BNP Paribas Finance
2.64%, 7/2/2008	10,900	10,851
2.32%, 7/18/2008	10,900	10,845
2.81%, 7/30/2008	12,800	12,710
2.89%, 8/25/2008	11,800	11,690
2.82%, 8/26/2008	9,900	9,809
2.81%, 8/28/2008	12,800	12,681
UBS Finance Delaware LLC
3.05%, 5/12/2008	12,900	12,888
3.72%, 5/16/2008	11,000	10,983
3.03%, 5/27/2008	15,000	14,967
4.53%, 5/28/2008	12,000	11,959
3.03%, 6/2/2008	16,075	16,034

		272,978

Oil Company — Integrated (0.43%)
Total Capital
2.19%, 6/30/2008	12,900	12,853

Retail — Discount (0.36%)
Wal-Mart Stores
2.30%, 5/13/2008	10,800	10,792

Special Purpose Entity (9.24%)
Barclays U.S. Funding
4.34%, 5/5/2008	7,660	7,656
2.97%, 6/4/2008	15,000	14,958
2.88%, 7/28/2008	5,595	5,556
2.85%, 8/18/2008	11,800	11,698
Charta LLC
3.14%, 5/29/2008	10,900	10,873
3.10%, 6/3/2008	3,150	3,141
2.75%, 6/17/2008	10,000	9,964
2.70%, 7/11/2008	9,340	9,290
DWS Scudder Money Market Series
2.88%, 12/31/2008	21,690	21,690
Prudential Funding Corp
2.82%, 5/8/2008	10,000	9,995
2.35%, 6/24/2008	11,800	11,758
2.72%, 7/15/2008	9,800	9,744
2.45%, 7/16/2008	5,990	5,959
See accompanying notes

205

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)
Ranger Funding
2.90%, 5/1/2008	$9,800	$9,800
3.15%, 5/1/2008	8,900	8,900
3.20%, 5/6/2008	11,900	11,895
2.85%, 5/19/2008	9,800	9,786
3.05%, 5/23/2008	10,700	10,682
2.70%, 6/10/2008	8,900	8,873
Sheffield Receivables
2.73%, 7/9/2008	10,000	9,948
Yorktown Capital
2.98%, 5/20/2008	9,100	9,086
3.00%, 5/22/2008	12,000	11,979
2.97%, 6/2/2008	10,500	10,472
2.67%, 7/18/2008	13,000	12,925
2.85%, 7/21/2008	14,800	14,705
2.73%, 7/23/2008	12,000	11,925

		273,258

Supranational Bank (2.31%)
Corp Andina de Fomento
4.40%, 5/6/2008	12,000	11,993
3.94%, 5/14/2008	6,900	6,890
3.00%, 5/16/2008	10,900	10,886
2.94%, 6/17/2008	7,900	7,870
2.95%, 6/25/2008	10,000	9,955
2.74%, 7/15/2008	10,800	10,738
2.65%, 8/12/2008	10,000	9,924

		68,256

Telephone — Integrated (2.43%)
AT&T Inc
2.72%, 5/22/2008	10,900	10,883
Telstra Corp
2.98%, 5/15/2008	10,900	10,888
3.03%, 5/21/2008	10,000	9,983
2.42%, 6/18/2008	1,780	1,774
2.40%, 6/20/2008	6,520	6,498
2.45%, 6/25/2008	10,900	10,859
2.75%, 7/11/2008	10,000	9,946
2.80%, 7/23/2008	11,000	10,929

		71,760

Tobacco (0.63%)
Philip Morris Capital
2.35%, 6/2/2008	6,760	6,746
Philip Morris Co Inc
2.25%, 5/21/2008	12,000	11,985

		18,731

Tools — Hand held (2.00%)
Stanley Works
2.40%, 5/9/2008	15,000	14,992
2.82%, 5/23/2008	10,800	10,781
2.20%, 6/27/2008	2,560	2,551
2.23%, 6/27/2008	6,130	6,108
2.17%, 7/15/2008	6,380	6,351
2.18%, 7/16/2008	2,730	2,718
2.20%, 7/16/2008	15,815	15,742

		59,243

TOTAL COMMERCIAL PAPER		$2,484,292

FUNDING AGREEMENTS (2.06%)
Financial Guarantee Insurance (2.06%)
ING USA Funding Agreement
3.23%, 6/3/2008 (a)	25,000	25,000
New York Life Funding Agreement
3.26%, 5/l/2008(a)(b)	36,000	36,000

		61,000

TOTAL FUNDING AGREEMENTS		$61,000

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.68%)
Publicly Traded Investment Fund (0.68%)
BlackRock Liquidity Funds TempFund Portfolio
2.89, 12/31/2008	20,230,000	20,230

TOTAL COMMON STOCKS		$20,230

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (7.86%)
Aerospace & Defense (0.16%)
General Dynamics Corp
3.00%, 5/15/2008	4,840	4,836

Asset Backed Securities (0.55%)
Caterpillar Financial Asset Trust
3.01%, 12/26/2008	3,400	3,400
CNH Equipment Trust
2.75%, 12/15/2008	5,600	5,600
John Deere Owner Trust
2.79%, 2/17/2009	7,200	7,200

		16,200

Auto — Car & Light Trucks (0.11%)
BMW US Capital LLC
2.74%, 5/6/2008 (b)(c)	3,300	3,300

Automobile Sequential (0.62%)
Americredit Prime Automobile Receivable Trust
5.27%, 5/8/2008	1,378	1,378
BMW Vehicle Lease Trust
5.06%, 7/15/2008	1,975	1,975
See accompanying notes

206

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Automobile Sequential (continued)
Capital Auto Receivables Asset Trust
3.39%, 8/15/2008(c)	$6,232	$6,232
Daimler Chrysler Auto Trust
4.94%, 5/8/2008 (b)(c)	2,315	2,315
Ford Credit Auto Owner Trust
4.02%, 8/15/2008 (c)	5,576	5,576
Honda Auto Receivables Owner Trust
5.56%, 5/15/2008 (b)	158	158
World Omni Auto Receivables Trust
5.68%, 5/15/2008	682	682

		18,316

Chemicals — Diversified (0.20%)
BASF Finance Europe NV
2.81%, 5/21/2008 (b)(c)	6,100	6,100

Commercial Banks (1.22%)
Allied Irish Banks PLC
2.78%, 5/21/2008 (b)(c)	9,000	9,000
BES Finance Ltd
2.75%, 5/2/2008 (b)(c)	9,000	9,000
Skandinaviska Enskilda Banken AB
4.85%, 6/23/2008 (c)	8,000	8,000
Svenska Handelsbanken AB
2.94%, 7/7/2008 (b)(c)	10,000	10,000

		36,000

Diversified Manufacturing Operations (0.20%)
Danaher Corp
6.00%, 10/15/2008	5,830	5,874

Electric Products — Miscellaneous (0.14%)
Emerson Electric Co
5.00%, 10/15/2008	4,000	4,035

Finance — Consumer Loans (0.45%)
HSBC Finance Corp
6.40%, 6/17/2008	5,100	5,106
John Deere Capital Corp
2.78%, 6/25/2008 (b)	8,335	8,335

		13,441

Finance — Investment Banker & Broker (0.75%)
Goldman Sachs Group LP
3.33%, 5/25/2008 (c)	13,000	13,000
JPMorgan Chase & Co
3.11%, 5/2/2008	2,500	2,500
Lehman Brothers Holdings Inc
5.02%, 6/27/2008	6,860	6,860

		22,360

Medical — Hospitals (0.42%)
Portland Clinic LLP/The
3.60%, 11/20/2027	12,390	12,390

Medical — Outpatient & Home Medical Care (0.21%)
Everett Clinic PS
3.75%, 5/1/2022	6,200	6,200

Retail — Discount (0.13%)
Target Corp
5.40%, 10/1/2008	3,700	3,733

Special Purpose Entity (2.70%)
Advance Packaging Corp
3.05%, 10/1/2036	10,825	10,825
Allstate Life Global Funding Trusts
3.11%, 5/4/2008	3,200	3,200
Chatham Capital Corp
3.05%, 11/1/2028	10,170	10,170
Corporate Finance Managers Inc
2.90%, 2/2/2043	15,100	15,100
Forward Corp
3.05%, 12/1/2030	3,725	3,725
Foster/Schweihofer Real Estate Co LLC
3.34%, 9/20/2033	6,475	6,475
National Coney Island Financial LLC
3.05%, 10/1/2030	6,400	6,400
NGSP Inc
2.95%, 6/1/2046	20,000	20,000
Rockwood Quarry LLC
3.05%, 12/1/2022	4,000	4,000

		79,895

TOTAL BONDS		$232,680

TAX-EXEMPT BONDS (4.87%)
Alaska (0.13%)
Four Dam Pool Power Agency Dexia Credit Local
2.86%, 7/1/2026	3,730	3,730

Arizona (0.38%)
Glendale Industrial Development Authority Bank of New York
2.95%, 7/1/2035	7,495	7,495
Tucson Airport Authority Inc/AZ Bank of America NA
2.95%, 12/1/2018	3,635	3,635

		11,130

California (2.02%)
Abag Finance Authority for Nonprofit Co Bank of New York/California St Tchrs Ret
2.90%, 11/1/2031	2,000	2,000
Alameda County Industrial Development Comerica Bank
2.90%, 4/1/2034	545	545
California Statewide Communities Development FNMA
2.90%, 8/15/2034	800	800
See accompanying notes

207

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
California (continued)
City of Fairfield CA Landesbank Hessen-Thueringen
2.90%, 6/1/2034	$2,000	$2,000
2.90%, 6/1/2034	2,700	2,700
City of Long Beach CA Allied Irish Bank PLC
2.90%, 11/1/2030	2,900	2,900
City of Richmond CA FNMA
2.89%, 8/15/2037	3,200	3,200
City of Santa Rosa CA Landesbank Hessen-Thueringen
2.90%, 9/1/2024	4,740	4,740
Kern Water Bank Authority Wells Fargo Bank NA
2.90%, 7/1/2028	2,700	2,700
Los Angeles Department of Water & Power Dexia Credit Local
2.83%, 7/1/2025	5,400	5,400
San Jose Redevelopment Agency/CA JP Morgan Chase Bank
4.05%, 8/1/2028	32,950	32,950

		59,935

Colorado (0.28%)
Colorado Housing & Finance Authority/CO Wells Fargo Bank NA
2.90%, 4/1/2029	825	825
County of Kit Carson CO Wells Fargo Bank NA
3.00%, 6/1/2027	2,100	2,100
County of Montrose CO Wells Fargo Bank NA
2.90%, 6/1/2010	400	400
Sheridan Redevelopment Agency Citibank NA
3.00%, 12/1/2029	5,000	5,000

		8,325

Georgia (0.08%)
Savannah College of Art & Design Inc Bank of America NA
2.95%, 4/1/2024	2,300	2,300

Illinois (0.63%)
Memorial Health System/IL JP Morgan Chase Bank
3.00%, 10/1/2024	18,635	18,635

Kentucky (0.08%)
Florence KY Fifth Third Bank
3.45%, 4/15/2035	2,400	2,400

New York (0.18%)
New York City Housing Development Corp Landesbank Hessen-Thueringen
3.00%, 6/1/2039	5,500	5,500

North Carolina (0.25%)
North Carolina Capital Facilities Finance Bank of America NA
2.95%, 9/1/2018	7,280	7,280

Oklahoma (0.21%)
University Hospital Bank of America NA
2.85%, 8/15/2021	6,260	6,260

Oregon (0.04%)
Lake Oswego Redevelopment Agency Wells Fargo Bank NA
2.90%, 6/1/2020	1,285	1,285

Utah (0.23%)
Utah Telecommunication Open Infrastructure Bank of America NA
2.95%, 7/15/2026	6,700	6,700

Washington (0.36%)
Washington State Housing Finance Commission Bank of America NA
2.90%, 12/1/2040	2,020	2,020
Washington State Housing Finance Commission FNMA
2.90%, 9/1/2028	1,305	1,305
2.89%, 9/15/2037	2,730	2,730
2.89%, 12/15/2037	3,855	3,855
Washington State Housing Finance Commission US Bank NA
3.05%, 12/1/2028	640	640

		10,550

TOTAL TAX-EXEMPT BONDS		$144,030

Total Investments		$2,942,232
Other Assets in Excess of Liabilities, Net — 0.57%		16,776

TOTAL NET ASSETS — 100.00%		$2,959,008

(a)	Security is Illiquid

(b)	Variable Rate

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $72,523 or 2.45% of net assets.
See accompanying notes

208

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	72.92%
Consumer, Non-cyclical	8.69%
Asset Backed Securities	4.30%
Revenue	4.25%
Industrial	2.50%
Communications	2.43%
Basic Materials	1.65%
Exchange Traded Funds	0.68%
Consumer, Cyclical	0.60%
Energy	0.44%
Insured	0.40%
Technology	0.36%
Tax Allocation	0.21%
Other Assets in Excess of Liabilities, Net	0.57%

TOTAL NET ASSETS	100.00%

See accompanying notes

209

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (25.04%)
Finance — Mortgage Loan/Banker (0.09%)
Fannie Mae
6.21%, 8/6/2038	$1,250	$1,496

Mortgage Backed Securities (24.95%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	21,500	21,057
5.50%, 5/25/2034	11,299	10,707
Chase Mortgage Finance Corp
6.00%, 5/25/2035	21,000	19,528
Countrywide Alternative Loan Trust
4.00%, 8/25/2033	2,174	2,111
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018	13,922	13,679
5.25%, 5/25/2034	21,500	19,696
5.75%, 12/25/2035	21,475	20,603
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	9,222	8,807
6.00%, 12/25/2033	5,269	4,803
Fannie Mae
9.00%, 5/25/2020	76	82
5.00%, 2/25/2027	3,586	269
3.51%, 4/25/2027 (a)	66	66
5.50%, 2/25/2032	21,000	21,305
7.00%, 4/25/2032	7,201	7,606
5.50%, 12/25/2035 (a)	21,990	22,071
Fannie Mae Grantor Trust
7.30%, 5/25/2010	7,000	7,546
Fannie Mae Interest Strip
7.00%, 4/1/2024	340	87
Freddie Mac
6.00%, 6/15/2017	12,122	12,292
3.65%, 2/15/2021 (a)	99	99
6.50%, 8/15/2027	472	496
5.00%, 9/15/2027	15,455	1,231
6.50%, 5/15/2030	3,627	3,642
6.00%, 6/15/2030	744	747
6.50%, 6/15/2031	3,208	3,259
5.50%, 10/15/2031	25,000	25,245
4.50%, 5/15/2032	3,852	3,841
5.50%, 1/15/2033	9,000	9,105
5.50%, 4/15/2033 (a)	15,000	15,086
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033	4,832	5,034
GSR Mortgage Loan Trust
5.00%, 5/25/2033	4,467	4,422
6.00%, 2/25/2035	10,743	10,443
LF Rothschild Mortgage Trust
9.95%, 9/1/2017	40	42
MASTR Alternative Loans Trust
5.39%, 1/25/2020 (a)	17,844	16,857
Prime Mortgage Trust
4.75%, 11/25/2019	16,372	15,042
4.75%, 10/25/2020 (a)	15,601	14,788
Residential Funding Mortgage Securities
5.50%, 12/25/2033	17,000	14,935
Structured Asset Securities Corp
5.50%, 12/25/2033	16,581	16,112
5.00%, 5/25/2035	15,153	13,055
Wells Fargo Mortgage Backed Securities
6.00%, 4/25/2037	21,000	19,453

		385,249

TOTAL BONDS		$386,745

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (71.79%)
Federal Home Loan Mortgage Corporation (FHLMC) (36.91%)
9.00%, 12/1/2008	3	3
6.50%, 2/1/2011	17	17
6.50%, 3/1/2011	85	88
6.50%, 3/1/2011	15	15
6.50%, 3/1/2011	66	68
6.50%, 3/1/2011	151	156
6.50%, 4/1/2011	4	4
6.50%, 4/1/2011	36	38
7.50%, 3/1/2013	1,228	1,272
9.00%, 9/1/2016	6	6
6.50%, 11/1/2016	718	745
9.00%, 1/1/2017	2	2
6.00%, 4/1/2017	1,328	1,371
6.00%, 4/1/2017	1,550	1,601
6.00%, 5/1/2017	1,688	1,743
9.00%, 5/1/2017	2	2
4.50%, 4/1/2018	6,738	6,694
5.00%, 4/1/2018	6,478	6,555
4.00%, 8/1/2018	11,661	11,304
5.50%, 11/1/2018	6,094	6,235
4.50%, 1/1/2019	12,089	12,009
8.50%, 4/1/2019	20	22
9.00%, 6/1/2019	1	1
4.50%, 7/1/2019	14,430	14,312
5.50%, 7/1/2019	7,203	7,360
9.00%, 5/1/2021	5	5
9.00%, 9/1/2021	4	4
6.50%, 12/1/2021	2,443	2,554
9.00%, 1/1/2022	7	8
6.50%, 4/1/2022	2,282	2,385
6.50%, 5/1/2022	1,298	1,354
9.00%, 8/1/2022	3	3
6.50%, 5/1/2023	211	219
See accompanying notes

210

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 7/1/2023	$14	$14
6.50%, 1/1/2024	32	34
5.50%, 6/1/2024	14,743	14,974
7.00%, 7/1/2024	18	19
6.50%, 7/1/2025	4	4
6.50%, 7/1/2025	3	3
6.50%, 9/1/2025	7	7
6.50%, 9/1/2025	3	3
6.50%, 9/1/2025	2	2
6.50%, 10/1/2025	25	26
6.50%, 10/1/2025	14	14
6.50%, 4/1/2027	5	6
7.00%, 1/1/2028	1,910	2,042
6.50%, 2/1/2028	2	2
6.50%, 3/1/2029	399	417
6.50%, 4/1/2029	4,274	4,518
7.00%, 6/1/2029	866	922
8.50%, 7/1/2029	218	242
8.00%, 12/1/2030	112	122
7.50%, 2/1/2031	239	258
7.00%, 3/1/2031	194	206
6.50%, 4/1/2031	1,338	1,404
7.00%, 4/1/2031	637	678
6.00%, 5/1/2031	993	1,023
7.00%, 6/1/2031	158	168
6.50%, 10/1/2031	637	665
7.00%, 10/1/2031	322	342
6.50%, 1/1/2032	3,300	3,448
7.00%, 4/1/2032	1,267	1,344
6.00%, 9/1/2032	1,915	1,971
5.50%, 11/1/2032	6,061	6,125
5.00%, 2/1/2033	7,881	7,774
5.50%, 4/1/2033	11,564	11,694
5.00%, 6/1/2033	8,622	8,504
4.50%, 8/1/2033	4,386	4,186
4.50%, 8/1/2033	4,138	3,948
5.00%, 8/1/2033	12,929	12,750
5.00%, 8/1/2033	13,470	13,282
5.50%, 8/1/2033	9,322	9,438
6.00%, 11/1/2033	4,999	5,156
6.00%, 11/1/2033	4,551	4,696
5.50%, 12/1/2033	12,426	12,549
6.00%, 12/1/2033	5,437	5,601
5.50%, 1/1/2034	13,538	13,663
5.50%, 1/1/2034	12,890	13,009
5.00%, 5/1/2034	14,865	14,649
6.00%, 5/1/2034	9,498	9,749
6.00%, 5/1/2034	8,510	8,714
5.50%, 11/1/2034	15,814	15,960
6.00%, 1/1/2035	11,152	11,395
6.00%, 2/1/2035	7,960	8,170
5.00%, 5/1/2035	18,460	18,175
4.50%, 6/1/2035	23,883	22,761
5.00%, 7/1/2035	19,549	19,247
5.00%, 7/1/2035	40,726	40,097
5.50%, 9/1/2035	22,452	22,635
5.00%, 10/1/2035	21,529	21,197
5.50%, 10/1/2035	20,227	20,392
5.00%, 6/1/2036	21,546	21,214
7.00%, 7/1/2036	14,649	15,434
9.50%, 6/1/2016	11	12
9.50%, 4/1/2017	16	18
5.75%, 1/1/2037 (a)	13,649	13,825
5.87%, 1/1/2037 (a)	21,674	22,192
6.02%, 3/1/2037 (a)	18,308	18,693

		569,937

Federal National Mortgage Association (FNMA) (28.85%)
7.00%, 6/1/2010	11	12
7.00%, 9/1/2010	6	6
7.00%, 9/1/2010	7	8
7.00%, 9/1/2010	3	3
7.00%, 9/1/2010	2	2
7.00%, 9/1/2010	12	13
7.00%, 9/1/2010	2	2
7.00%, 10/1/2010	2	2
7.00%, 10/1/2010	4	4
7.00%, 11/1/2010	3	4
7.00%, 11/1/2010	2	2
7.00%, 1/1/2011	2	2
7.00%, 5/1/2011	11	11
7.00%, 3/1/2012	4	5
6.00%, 12/1/2016	1,730	1,787
5.50%, 1/1/2017	3,344	3,438
9.00%, 3/1/2017	3	3
6.00%, 8/1/2017	3,194	3,298
5.50%, 12/1/2017	3,811	3,904
5.00%, 4/1/2018	5,411	5,468
5.50%, 5/1/2018	7,219	7,389
5.00%, 6/1/2018	13,121	13,272
6.00%, 8/1/2018	1,541	1,590
5.00%, 10/1/2018	9,122	9,224
4.50%, 12/1/2018	10,108	10,059
9.00%, 1/1/2019	1	1
5.00%, 2/1/2019	2,886	2,918
5.00%, 2/1/2019	3,069	3,100
5.00%, 12/1/2019	12,852	12,970
See accompanying notes

211

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
8.00%, 5/1/2022	$45	$47
6.00%, 10/1/2022	3,140	3,237
8.50%, 2/1/2023	9	9
6.50%, 9/1/2024	1,784	1,854
8.00%, 9/1/2024	1	1
7.50%, 12/1/2024	382	412
8.00%, 12/1/2024	3	4
8.00%, 1/1/2025	1	1
8.00%, 1/1/2025	2	2
8.50%, 9/1/2025	5	6
7.00%, 3/1/2027	30	32
5.34%, 3/1/2028 (a)	21	21
6.50%, 8/1/2028	218	228
7.00%, 8/1/2028	305	327
6.50%, 9/1/2028	66	69
6.50%, 11/1/2028	39	41
6.50%, 11/1/2028	198	206
6.50%, 12/1/2028	168	175
7.00%, 12/1/2028	270	288
6.50%, 1/1/2029	82	85
6.50%, 2/1/2029	121	126
6.00%, 3/1/2029	479	493
6.50%, 3/1/2029	306	320
6.50%, 4/1/2029	566	591
7.00%, 4/1/2029	106	113
7.00%, 7/1/2029	284	304
7.50%, 7/1/2029	269	291
7.50%, 2/1/2030	173	187
9.00%, 9/1/2030	99	110
6.50%, 6/1/2031	1,466	1,516
6.50%, 6/1/2031	390	406
6.50%, 6/1/2031	168	176
6.00%, 8/1/2031	2,246	2,312
7.00%, 11/1/2031	1,623	1,729
6.00%, 1/1/2032	1,497	1,545
6.50%, 1/1/2032	508	530
6.50%, 3/1/2032	1,640	1,708
6.50%, 3/1/2032	800	834
6.50%, 4/1/2032	2,389	2,487
7.00%, 7/1/2032	468	499
6.50%, 8/1/2032	1,198	1,247
6.50%, 11/1/2032	938	981
6.50%, 11/1/2032	1,577	1,648
6.50%, 11/1/2032	469	491
6.50%, 12/1/2032	2,314	2,409
5.50%, 2/1/2033	9,224	9,339
6.50%, 2/1/2033	935	972
6.00%, 4/1/2033	1,153	1,188
5.50%, 5/1/2033	712	720
5.50%, 5/1/2033	5,473	5,530
5.50%, 5/1/2033	7,079	7,151
5.50%, 6/1/2033	12,989	13,122
6.00%, 1/1/2034	5,792	5,950
5.50%, 2/1/2034	6,011	6,073
5.50%, 2/1/2034	21,750	21,893
6.00%, 2/1/2034	1,103	1,130
5.00%, 3/1/2034	7,607	7,493
5.50%, 3/1/2034	5,823	5,875
6.00%, 3/1/2034	2,864	2,937
5.50%, 4/1/2034	4,229	4,264
5.00%, 6/1/2034	12,713	12,523
5.50%, 7/1/2034	5,539	5,558
6.50%, 7/1/2034	2,213	2,302
6.50%, 7/1/2034	4,206	4,393
5.50%, 9/1/2034	17,290	17,401
6.00%, 9/1/2034	11,777	12,079
6.00%, 9/1/2034	8,990	9,177
5.50%, 1/1/2035	11,529	11,625
5.50%, 2/1/2035	13,462	13,559
5.50%, 3/1/2035	15,362	15,489
5.00%, 6/1/2035	17,762	17,479
5.50%, 8/1/2035	19,818	19,961
5.50%, 10/1/2035	16,123	16,239
6.00%, 10/1/2035	17,360	17,775
6.50%, 2/1/2036	12,732	13,192
6.50%, 5/1/2036	16,141	16,722
5.99%, 10/1/2036 (a)	16,964	17,299
6.00%, 4/1/2037	20,043	20,509

		445,514

Government National Mortgage Association (GNMA) (4.13%)
7.00%, 7/15/2008	1	1
13.50%, 9/15/2014	1	2
13.50%, 12/15/2014	5	5
9.50%, 4/15/2016	6	7
9.50%, 9/15/2016	5	6
9.50%, 11/15/2016	29	32
9.50%, 7/15/2017	65	71
9.50%, 7/15/2017	23	26
9.50%, 10/15/2017	16	18
9.50%, 11/15/2017	26	28
9.50%, 9/15/2020	22	24
9.50%, 8/15/2021	248	275
9.00%, 11/15/2021	288	315
8.00%, 4/15/2022	116	127
6.50%, 3/15/2024	282	295
See accompanying notes

212

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
7.50%, 3/15/2024	$77	$83
7.00%, 10/15/2027	18	19
7.00%, 10/15/2027	61	66
7.00%, 10/15/2027	5	5
7.00%, 10/15/2027	4	4
7.00%, 11/15/2027	6	6
7.00%, 12/15/2027	4	4
7.00%, 12/15/2027	4	5
7.00%, 2/15/2028	3	3
7.00%, 2/15/2028	1	1
7.00%, 5/15/2028	1	1
7.00%, 5/15/2028	1	1
7.00%, 6/15/2028	193	206
7.00%, 12/15/2028	215	231
7.00%, 1/15/2029	135	145
7.00%, 3/15/2029	136	145
7.00%, 4/15/2029	117	125
7.00%, 4/15/2029	243	260
7.50%, 8/15/2029	282	304
7.50%, 9/15/2029	130	140
7.50%, 9/15/2029	273	294
7.50%, 10/15/2029	211	227
7.50%, 11/15/2029	163	175
7.50%, 11/15/2029	188	202
7.75%, 12/15/2029	55	60
6.50%, 7/15/2032	990	1,032
6.00%, 8/15/2034	13,104	13,500
9.50%, 9/20/2018	110	121
9.50%, 12/20/2020	28	31
9.50%, 1/20/2021	5	6
9.50%, 2/20/2021	3	4
9.50%, 3/20/2021	8	9
6.80%, 4/20/2025	96	103
6.00%, 4/20/2026	338	348
6.00%, 2/20/2029	492	507
6.50%, 3/20/2031	429	448
6.50%, 4/20/2031	324	339
7.00%, 6/20/2031	222	238
6.00%, 5/20/2032 (a)	1,960	2,019
5.50%, 7/20/2033	9,462	9,589
6.00%, 7/20/2033	6,264	6,468
5.50%, 2/20/2034	10,126	10,264
5.50%, 3/20/2034	9,587	9,718
6.50%, 4/20/2034	2,681	2,792
6.50%, 5/20/2034	2,159	2,248

		63,728

U.S. Treasury (1.90%)
4.63%, 2/15/2017 (b)	20,000	21,397
4.50%, 2/15/2036 (b)	8,000	8,014

		29,411

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,108,590

REPURCHASE AGREEMENTS (4.12%)
Finance — Investment Banker & Broker (1.53%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $23,847,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (c)	$23,591	$23,590

Money Center Banks (2.59%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $20,607,000; 2.19%; dated 01/23/09)	20,008	20,007
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $20,607,000; 0.00% -5.36%; dated 05/16/08 - 04/15/18)	20,008	20,007

		40,014

TOTAL REPURCHASE AGREEMENTS		$63,604

Total Investments		$1,558,939
Liabilities in Excess of Other Assets, Net — (0.95)%		(14,662)

TOTAL NET ASSETS — 100.00%		$1,544,277

(a)	Variable Rate

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$14,274
Unrealized Depreciation	(22,164)

Net Unrealized Appreciation (Depreciation)	(7,890)
Cost for federal income tax purposes	1,566,829
All dollar amounts are shown in thousands (000’s)
See accompanying notes

213

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	94.83%
Financial	4.12%
Government	2.00%
Liabilities in Excess of Other Assets, Net	(0.95%)

TOTAL NET ASSETS	100.00%

See accompanying notes

214

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.72%)
Advertising Agencies (0.23%)
Omnicom Group Inc	47,300	$2,258

Advertising Sales (0.14%)
Lamar Advertising Co (a)(b)	34,200	1,352

Aerospace & Defense (1.83%)
Boeing Co	51,900	4,404
General Dynamics Corp	44,240	4,000
Lockheed Martin Corp	34,700	3,680
Northrop Grumman Corp	36,200	2,663
Raytheon Co	22,600	1,446
Rockwell Collins Inc	29,000	1,830

		18,023

Aerospace & Defense Equipment (0.71%)
United Technologies Corp	96,800	7,015

Agricultural Chemicals (0.50%)
Monsanto Co	43,100	4,914

Agricultural Operations (0.13%)
Archer-Daniels-Midland Co	29,800	1,313

Airlines (0.25%)
Southwest Airlines Co	182,600	2,418

Applications Software (2.50%)
Microsoft Corp	710,000	20,249
Red Hat Inc (a)(b)	213,400	4,390

		24,639

Athletic Footwear (0.12%)
Nike Inc	17,100	1,142

Auto — Car & Light Trucks (0.30%)
Ford Motor Co (a)(b)	217,800	1,799
General Motors Corp (a)	50,500	1,172

		2,971

Auto — Medium & Heavy Duty Trucks (0.31%)
Paccar Inc	65,300	3,090

Auto/Truck Parts & Equipment — Original (0.11%)
Johnson Controls Inc	30,900	1,090

Beverages — Non-Alcoholic (1.56%)
Coca-Cola Co/The	127,000	7,476
PepsiCo Inc	114,600	7,854

		15,330

Brewery (0.52%)
Anheuser-Busch Cos Inc	104,500	5,141

Building — Residential & Commercial (0.25%)
Lennar Corp	131,100	2,415

Building Products — Wood (0.02%)
Masco Corp	11,900	217

Cable TV (0.54%)
Cablevision Systems Corp (b)	32,100	738
DISH Network Corp (b)	34,100	1,018
Shaw Communications Inc	46,600	989
Time Warner Cable Inc (b)	91,700	2,568

		5,313

Casino Hotels (0.29%)
Melco PEL Entertainment Macau Ltd ADR (a)(b)	167,900	2,216
MOM Mirage (b)	12,136	621

		2,837

Casino Services (0.36%)
International Game Technology	102,600	3,564

Cellular Telecommunications (0.28%)
MetroPCS Communications Inc (b)	118,500	2,327
Nil Holdings Inc (b)	10,100	462

		2,789

Chemicals — Diversified (0.52%)
Dow Chemical Co/The	94,200	3,782
El Du Pont de Nemours & Co	27,600	1,350

		5,132

Chemicals — Specialty (0.06%)
Sigma-Aldrich Corp	10,800	616

Coal (0.52%)
Arch Coal Inc	14,700	843
Consol Energy Inc	34,100	2,761
Peabody Energy Corp	25,300	1,547

		5,151

Coatings & Paint (0.05%)
Sherwin-Williams Co/The	8,700	481

Commercial Banks (0.59%)
BB&T Corp	14,300	490
First Horizon National Corp (a)	141,700	1,530
Marshall & Ilsley Corp	103,198	2,578
Regions Financial Corp	15,600	342
Synovus Financial Corp	74,400	881

		5,821

Commercial Services (0.05%)
Quanta Services Inc (a)(b)	17,100	454
See accompanying notes

215

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Services — Finance (1.41%)
Automatic Data Processing Inc	51,900	$2,294
H&R Block Inc	185,500	4,057
Mastercard Inc	8,300	2,309
Moodys Corp (a)	25,100	928
Paychex Inc	14,700	535
Visa Inc (b)	28,500	2,378
Western Union Co/The	59,100	1,359

		13,860

Computer Aided Design (0.47%)
Autodesk Inc (b)	122,200	4,644

Computer Services (0.13%)
Electronic Data Systems Corp	69,600	1,292

Computers (3.99%)
Apple Inc (b)	74,700	12,994
Dell Inc (b)	317,300	5,911
Hewlett-Packard Co	200,300	9,284
International Business Machines Corp	70,800	8,546
Sun Microsystems Inc (b)	159,125	2,492

		39,227

Computers — Memory Devices (0.41%)
EMC Corp/Massachusetts (b)	202,200	3,114
Seagate Technology	50,200	947

		4,061

Consulting Services (0.27%)
Accenture Ltd	71,500	2,685

Consumer Products — Miscellaneous (0.71%)
Clorox Co	40,100	2,125
Fortune Brands Inc	28,600	1,934
Kimberly-Clark Corp	45,100	2,886

		6,945

Cosmetics & Toiletries (2.19%)
Avon Products Inc	47,900	1,869
Colgate-Palmolive Co	19,700	1,393
Estee Lauder Cos Inc/The	21,200	967
Procter & Gamble Co	257,457	17,262

		21,491

Cruise Lines (0.16%)
Carnival Corp	39,200	1,575

Data Processing & Management (0.09%)
Fiserv Inc (b)	17,000	859

Disposable Medical Products (0.12%)
CR Bard Inc	13,000	1,224

Distribution & Wholesale (0.03%)
Fastenal Co (a)	5,500	268

Diversified Manufacturing Operations (5.06%)
3MCo	57,600	4,429
Cooper Industries Ltd	27,600	1,170
Danaher Corp	92,500	7,217
Eaton Corp	18,600	1,634
General Electric Co	678,200	22,177
Honeywell International Inc	45,200	2,685
Illinois Tool Works Inc	69,500	3,634
ITT Corp	31,300	2,003
Tyco International Ltd	102,325	4,788

		49,737

Drug Delivery Systems (0.05%)
Hospira Inc (b)	11,500	473

E-Commerce — Products (0.83%)
Amazon.com Inc (b)	103,700	8,154

E-Commerce — Services (0.13%)
Expedia Inc (b)	50,200	1,268

Electric — Generation (0.34%)
AES Corp/The (b)	193,200	3,354

Electric — Integrated (2.27%)
Centerpoint Energy Inc	95,400	1,452
Constellation Energy Group Inc	32,300	2,734
Entergy Corp	30,800	3,538
Exelon Corp	39,100	3,342
FirstEnergy Corp	33,200	2,511
PG&E Corp	27,200	1,088
PPL Corp	52,900	2,540
Public Service Enterprise Group Inc	73,300	3,219
TECO Energy Inc	118,400	1,896

		22,320

Electronic Components — Miscellaneous (0.74%)
Flextronics International Ltd (b)	49,300	512
Tyco Electronics Ltd	181,425	6,787

		7,299

Electronic Components — Semiconductors (1.58%)
Broadcom Corp (b)	97,800	2,539
Intel Corp	141,400	3,148
MEMC Electronic Materials Inc (b)	11,500	724
National Semiconductor Corp	127,700	2,604
Nvidia Corp (b)	107,700	2,213
Xilinx Inc	174,400	4,320

		15,548

See accompanying notes

216

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Measurement Instruments (0.11%)
Agilent Technologies Inc (b)	35,200	$1,063

Engineering — Research & Development Services (0.25%)
Fluor Corp	7,800	1,193
Foster Wheeler Ltd (b)	12,000	764
McDermott International Inc (b)	9,200	493

		2,450

Engines — Internal Combustion (0.12%)
Cummins Inc	18,900	1,184

Enterprise Software & Services (0.44%)
Oracle Corp (b)	207,200	4,320

Entertainment Software (0.18%)
Electronic Arts Inc (b)	34,100	1,755

Fiduciary Banks (0.89%)
Bank of New York Mellon Corp/The	102,900	4,479
Northern Trust Corp	13,100	971
State Street Corp	45,800	3,304

		8,754

Finance — Commercial (0.04%)
CIT Group Inc	32,300	352

Finance — Consumer Loans (0.12%)
SLM Corp (b)	65,400	1,212

Finance — Credit Card (0.08%)
Discover Financial Services	41,900	763

Finance — Investment Banker & Broker (4.82%)
Citigroup Inc	471,100	11,905
Goldman Sachs Group Inc/The	34,600	6,621
Interactive Brokers Group Inc (a)(b)	28,400	897
JPMorgan Chase & Co	317,828	15,145
Lehman Brothers Holdings Inc	36,900	1,632
Merrill Lynch & Co Inc	99,500	4,958
Morgan Stanley	128,600	6,250

		47,408

Finance — Mortgage Loan/Banker (0.26%)
Fannie Mae	17,000	481
Freddie Mac	83,300	2,075

		2,556

Finance — Other Services (0.33%)
CME Group Inc	4,970	2,274
IntercontinentalExchange Inc (b)	6,500	1,008

		3,282

Food — Miscellaneous/Diversified (1.25%)
Campbell Soup Co	47,500	1,653
ConAgra Foods Inc	80,300	1,892
General Mills Inc	45,600	2,754
Kraft Foods Inc	165,342	5,230
Sara Lee Corp	54,800	795

		12,324

Food — Retail (0.24%)
Kroger Co/The	34,400	937
SUPERVALU Inc	32,700	1,082
Whole Foods Market Inc (a)	10,100	330

		2,349

Food — Wholesale & Distribution (0.14%)
Sysco Corp	46,600	1,425

Forestry (0.12%)
Weyerhaeuser Co	18,300	1,169

Gas — Distribution (0.41%)
NiSource Inc	21,800	390
Sempra Energy	63,600	3,604

		3,994

Gold Mining (0.12%)
Agnico-Eagle Mines Ltd	19,300	1,205

Health Care Cost Containment (0.26%)
McKesson Corp	48,700	2,538

Home Decoration Products (0.02%)
Newell Rubbermaid Inc	7,400	152

Hotels & Motels (0.36%)
Marriott International Inc/DE	86,600	2,971
Wyndham Worldwide Corp	24,500	526

		3,497

Human Resources (0.16%)
Monster Worldwide Inc (b)	40,000	973
Robert Half International Inc	26,200	621

		1,594

Independent Power Producer (0.61%)
Dynegy Inc (b)	298,400	2,572
NRG Energy Inc (b)	63,100	2,773
Reliant Energy Inc (b)	24,900	641

		5,986

Industrial Gases (0.47%)
Praxair Inc	50,900	4,648

Instruments — Scientific (0.21%)
Applera Corp — Applied Biosystems Group	12,900	412
Thermo Fisher Scientific Inc (b)	18,900	1,094
See accompanying notes

217

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Scientific (continued)
Waters Corp (b)	9,300	$571

		2,077

Insurance Brokers (0.34%)
Aon Corp	66,300	3,009
Marsh & McLennan Cos Inc	12,400	342

		3,351

Internet Security (0.04%)
VeriSign Inc (a)(b)	10,400	375

Investment Management & Advisory Services (0.34%)
Ameriprise Financial Inc	30,600	1,453
Franklin Resources Inc	17,500	1,665
Janus Capital Group Inc	7,800	219

		3,337

Life & Health Insurance (0.38%)
Lincoln National Corp	6,000	323
Prudential Financial Inc	45,100	3,414

		3,737

Machinery — Construction & Mining (0.32%)
Joy Global Inc	8,300	616
Terex Corp (b)	36,600	2,551

		3,167

Medical — Biomedical/Gene (1.08%)
Amgen Inc (b)	87,500	3,664
Biogen Idec Inc (b)	23,800	1,444
Celgene Corp (b)	53,100	3,300
Genentech Inc (b)	9,200	627
Genzyme Corp (b)	12,800	901
Millipore Corp (b)	9,600	673

		10,609

Medical —Drugs (3.77%)
Abbott Laboratories	106,900	5,639
Allergan Inc/United States	38,900	2,193
Bristol-Myers Squibb Co	175,200	3,849
Cephalon Inc (a)(b)	8,800	549
Eli Lilly & Co	78,800	3,793
Merck & Co Inc	220,500	8,388
Pfizer Inc	197,500	3,972
Schering-Plough Corp	163,300	3,006
Wyeth	127,400	5,666

		37,055

Medical — HMO (1.32%)
Aetna Inc	40,000	1,744
Cigna Corp	54,400	2,323
Coventry Health Care Inc (b)	24,800	1,109
Humana Inc (b)	41,100	1,964
UnitedHealth Group Inc	74,700	2,438
WellPoint Inc (b)	68,700	3,418

		12,996

Medical — Wholesale Drug Distribution (0.05%)
Cardinal Health Inc	9,700	505

Medical Instruments (0.81%)
Medtronic Inc	115,200	5,608
St Jude Medical Inc (b)	54,300	2,377

		7,985

Medical Laboratory & Testing Service (0.12%)
Laboratory Corp of America Holdings (b)	15,600	1,180

Medical Products (2.80%)
Baxter International Inc	48,800	3,041
Becton Dickinson & Co	22,900	2,047
Covidien Ltd	88,125	4,115
Johnson & Johnson	230,200	15,444
Stryker Corp	24,600	1,595
Zimmer Holdings Inc (b)	18,100	1,342

		27,584

Metal — Diversified (0.72%)
Freeport-McMoRan Copper & Gold Inc	51,010	5,802
Rio Tinto PLC ADR	2,800	1,316

		7,118

Metal — Iron (0.05%)
Cleveland-Cliffs Inc	3,200	513

Metal Processors & Fabrication (0.08%)
Precision Castparts Corp	6,500	764

Motorcycle/Motor Scooter (0.09%)
Harley-Davidson Inc	23,300	891

Multi-Line Insurance (2.67%)
ACE Ltd	51,600	3,111
American International Group Inc	233,800	10,802
Assurant Inc	23,400	1,521
Genworth Financial Inc	75,300	1,736
Hartford Financial Services Group Inc	33,900	2,416
Loews Corp	35,400	1,491
MetLife Inc	85,200	5,184

		26,261

Multimedia (1.30%)
EW Scripps Co	9,200	413
McGraw-Hill Cos Inc/The	35,100	1,439
Meredith Corp	12,300	399
News Corp	197,900	3,542
Time Warner Inc	177,300	2,633
See accompanying notes

218

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Multimedia (continued)
Walt Disney Co/The	134,500	$4,362

		12,788

Networking Products (0.91%)
Cisco Systems Inc (b)	168,600	4,323
Juniper Networks Inc (b)	167,200	4,618

		8,941

Non-Hazardous Waste Disposal (0.42%)
Allied Waste Industries Inc (b)	197,200	2,437
Republic Services Inc	53,000	1,685

		4,122

Office Supplies & Forms (0.18%)
Avery Dennison Corp	36,300	1,749

Oil — Field Services (2.99%)
Baker Hughes Inc	58,000	4,691
BJ Services Co	68,000	1,922
Schlumberger Ltd	161,800	16,269
Smith International Inc	17,000	1,301
Transocean Inc	35,750	5,272

		29,455

Oil & Gas Drilling (0.14%)
Nabors Industries Ltd (a)(b)	37,100	1,393

Oil Company — Exploration & Production (1.73%)
Devon Energy Corp	48,900	5,545
EOG Resources Inc	32,600	4,254
Occidental Petroleum Corp	53,500	4,452
XTO Energy Inc	44,557	2,756

		17,007

Oil Company — Integrated (7.51%)
Chevron Corp	186,900	17,971
ConocoPhillips	43,600	3,756
Exxon Mobil Corp	463,600	43,147
Murphy Oil Corp	53,600	4,842
Total SA ADR (a)	49,000	4,116

		73,832

Oil Field Machinery & Equipment (0.54%)
FMC Technologies Inc (b)	53,000	3,561
National Oilwell Varco Inc (b)	24,947	1,708

		5,269

Oil Refining & Marketing (0.44%)
Sunoco Inc	54,500	2,529
Valero Energy Corp	37,600	1,837

		4,366

Optical Supplies (0.10%)
Alcon Inc	6,000	948

Paper & Related Products (0.24%)
AbitibiBowater Inc (a)	4,808	47
International Paper Co	64,600	1,691
MeadWestvaco Corp	25,500	671

		2,409

Pharmacy Services (0.22%)
Medco Health Solutions Inc (b)	42,700	2,115

Pipelines (0.86%)
Spectra Energy Corp	158,100	3,905
Williams Cos Inc	129,600	4,601

		8,506

Property & Casualty Insurance (0.37%)
Progressive Corp/The	40,900	744
Travelers Cos Inc/The	58,271	2,937

		3,681

Radio (0.03%)
XM Satellite Radio Holdings Inc (b)	25,700	287

Regional Banks (3.59%)
Bank of America Corp	426,970	16,028
Capital One Financial Corp	8,300	440
Keycorp	14,700	355
National City Corp (b)(c)(d)(e)	24,353	138
National City Corp (d)	68,200	430
PNC Financial Services Group Inc	34,500	2,393
SunTrust Banks Inc	37,800	2,107
US Bancorp	171,000	5,795
Wells Fargo & Co	255,200	7,592

		35,278

REITS — Apartments (0.24%)
Equity Residential	57,200	2,375

REITS — Office Property (0.23%)
Boston Properties Inc	22,400	2,251

REITS — Regional Malls (0.39%)
Simon Property Group Inc	38,500	3,845

REITS — Warehouse & Industrial (0.16%)
Prologis	24,400	1,528

Retail — Apparel & Shoe (0.39%)
Coach Inc (b)	57,900	2,060
Ross Stores Inc	53,400	1,788

		3,848

Retail — Bedding (0.45%)
Bed Bath & Beyond Inc (b)	135,400	4,400
See accompanying notes

219

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Building Products (0.86%)
Home Depot Inc	179,200	$5,161
Lowe’s Cos Inc	132,000	3,325

		8,486

Retail — Consumer Electronics (0.04%)
Best Buy Co Inc	9,800	422

Retail — Discount (1.73%)
Costco Wholesale Corp	38,500	2,743
Target Corp	23,000	1,222
Wal-Mart Stores Inc	224,900	13,040

		17,005

Retail — Drug Store (0.70%)
CVS Caremark Corp	132,994	5,369
Walgreen Co	42,700	1,488

		6,857

Retail — Regional Department Store (0.47%)
Kohl’s Corp (b)	94,800	4,631

Retail — Restaurants (0.93%)
McDonald’s Corp	104,700	6,238
Yum! Brands Inc	71,200	2,896

		9,134

Savings & Loans — Thrifts (0.12%)
Washington Mutual Inc (b)(d)(e)(f)	110,300	1,220

Schools (0.10%)
Apollo Group Inc (b)	19,200	977

Semiconductor Component — Integrated Circuits (0.69%)
Marvell Technology Group Ltd (b)	348,900	4,518
Maxim Integrated Products Inc	106,500	2,240

		6,758

Semiconductor Equipment (0.48%)
Applied Materials Inc	119,300	2,226
ASML Holding NV (a)	87,500	2,482

		4,708

Steel — Producers (0.31%)
Nucor Corp	40,100	3,028

Telecommunication Equipment (0.24%)
Alcatel-Lucent ADR	360,612	2,405

Telecommunication Equipment — Fiber Optics (0.69%)
Coming Inc	202,900	5,419
JDS Uniphase Corp (a)(b)	93,200	1,334

		6,753

Telephone — Integrated (2.50%)
AT&T Inc	550,910	21,326
Sprint Nextel Corp	407,700	3,257

		24,583

Therapeutics (0.76%)
Gilead Sciences Inc (b)	133,700	6,920
Warner Chilcott Ltd (a)(b)	30,500	525

		7,445

Tobacco (0.77%)
Altria Group Inc	25,800	516
Philip Morris International Inc (b)	138,300	7,057

		7,573

Toys (0.21%)
Hasbro Inc	58,600	2,084

Transport — Rail (0.62%)
Canadian National Railway Co	38,700	2,028
Norfolk Southern Corp	18,300	1,090
Union Pacific Corp	20,600	2,991

		6,109

Transport — Services (0.26%)
Expediters International Washington Inc	54,100	2,521

Web Portals (1.56%)
Google Inc (b)	26,700	15,334

Wireless Equipment (1.54%)
American Tower Corp (b)	85,792	3,725
Crown Castle International Corp (a)(b)	66,400	2,580
Motorola Inc	178,000	1,773
Qualcomm Inc	164,100	7,088

		15,166

TOTAL COMMON STOCKS		$980,847

PREFERRED STOCKS (0.03%)
Regional Banks (0.03%)
National City Corp (b)(e)	3	340

TOTAL PREFERRED STOCKS		$340

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
0.00%, 5/22/2008 (b)(g)	$100	100
2.40%, 7/24/2008 (b)(g)	500	498

		598

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$598

See accompanying notes

220

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.99%)
Money Center Banks (1.99%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $19,795,000; 0.00% -5.50%; dated 05/09/08 - 04/18/19) (h)	$19,571	$19,570

TOTAL REPURCHASE AGREEMENTS		$19,570

Total Investments		$1,001,355
Liabilities in Excess of Other Assets, Net — (1.80)%		(17,723)

TOTAL NET ASSETS — 100.00%		$983,632

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Restricted Security. At the end of the period, the value of this security totaled $138 or 0.01% of net assets. The security was purchased on April 28, 2008 at a cost of $122 ($5.00 per share).

(d)	Security is Illiquid

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,698 or 0.17% of net assets.

(f)	Restricted Security. At the end of the period, the value of this security totaled $1,220 or 0.12% of net assets. The security was purchased on April 14, 2008 at a cost of $965 ($8.75 per share).

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $598 or 0.06% of net assets.

(h)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$132,412
Unrealized Depreciation	(80,898)

Net Unrealized Appreciation (Depreciation)	51,514
Cost for federal income tax purposes	949,841
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	78	$5,402	$5,405	$3
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.02%
Financial	17.99%
Energy	14.74%
Technology	10.96%
Communications	10.96%
Industrial	10.75%
Consumer, Cyclical	8.53%
Utilities	3.62%
Basic Materials	3.17%
Government	0.06%
Liabilities in Excess of Other Assets, Net	(1.80%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.55%
See accompanying notes

221

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.67%)
Aerospace & Defense (2.52%)
Boeing Co	69,600	$5,906
General Dynamics Corp	21,600	1,953
Lockheed Martin Corp	51,500	5,461
Northrop Grumman Corp	123,900	9,116
Raytheon Co	8,800	563

		22,999

Agricultural Chemicals (1.85%)
CF Industries Holdings Inc	72,000	9,627
Monsanto Co	49,100	5,598
Mosaic Co/The (a)	13,300	1,629

		16,854

Agricultural Operations (0.43%)
Archer-Daniels-Midland Co	48,000	2,115
Bunge Ltd	16,200	1,848

		3,963

Airlines (0.03%)
Southwest Airlines Co	18,600	246

Applications Software (2.38%)
Microsoft Corp	761,800	21,726
Salesforce.com Inc (a)	400	27

		21,753

Athletic Footwear (0.26%)
Nike Inc	35,700	2,385

Batteries & Battery Systems (0.21%)
Energizer Holdings Inc (a)(b)	23,900	1,890

Beverages — Non-Alcoholic (1.41%)
Coca-Cola Co/The	31,500	1,854
Coca-Cola Enterprises Inc	77,400	1,742
Hansen Natural Corp (a)(b)	19,500	690
PepsiAmericas Inc	9,100	234
PepsiCo Inc	122,200	8,374

		12,894

Broadcasting Services & Programming (0.05%)
Clear Channel Communications Inc	9,600	290
Liberty Media Corp — Capital Series A (a)	8,600	132

		422

Building Products — Air & Heating (0.01%)
Lennox International Inc	1,900	63

Cable TV (0.20%)
DIRECTV Group Inc/The (a)	75,300	1,855

Casino Services (0.09%)
International Game Technology	24,600	855

Chemicals — Diversified (0.17%)
Celanese Corp	11,600	519
Dow Chemical Co/The	2,500	100
FMC Corp	9,500	597
PPG Industries Inc	5,600	344

		1,560

Chemicals — Specialty (0.33%)
Ashland Inc	5,600	297
Cabot Corp	500	15
Chemtura Corp	25,900	179
Cytec Industries Inc	5,600	330
International Flavors & Fragrances Inc	7,500	342
Lubrizol Corp	15,200	887
Minerals Technologies Inc	2,100	142
Terra Industries Inc (a)(b)	21,200	803

		2,995

Coal (0.01%)
Massey Energy Co	1,600	84

Coatings & Paint (0.01%)
Valspar Corp	4,900	108

Commercial Banks (0.89%)
BB&T Corp	74,500	2,554
Regions Financial Corp	247,900	5,434
Synovus Financial Corp (b)	13,500	160

		8,148

Commercial Services — Finance (0.02%)
Mastercard Inc	600	167

Computer Aided Design (0.04%)
Autodesk Inc (a)	9,700	369

Computers (2.89%)
Apple Inc (a)	60,100	10,455
Dell Inc (a)	253,800	4,728
Hewlett-Packard Co	145,100	6,725
International Business Machines Corp	21,400	2,583
Sun Microsystems Inc (a)	120,800	1,892

		26,383

Computers — Integrated Systems (0.04%)
Teradata Corp (a)	19,200	409

Computers — Memory Devices (1.03%)
EMC Corp/Massachusetts (a)	390,600	6,015
Seagate Technology	123,300	2,327
Western Digital Corp (a)	36,900	1,070

		9,412

See accompanying notes

222

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Consulting Services (0.51%)
Accenture Ltd	122,900	$4,615

Consumer Products — Miscellaneous (0.11%)
American Greetings Corp	38,500	689
Scotts Miracle-Gro Co/The	9,800	325

		1,014

Containers — Metal & Glass (0.02%)
Owens-Illinois Inc (a)	3,100	171

Cosmetics & Toiletries (1.58%)
Alberto-Culver Co	3,000	76
Avon Products Inc	35,000	1,366
Colgate-Palmolive Co	6,000	424
Estee Lauder Cos Inc/The	13,800	629
Procter & Gamble Co	177,750	11,918

		14,413

Data Processing & Management (0.12%)
SEI Investments Co	48,600	1,131

Dental Supplies & Equipment (0.01%)
Dentsply International Inc	3,100	120

Disposable Medical Products (0.04%)
CR Bard Inc	3,600	339

Diversified Manufacturing Operations (4.28%)
3M Co	89,100	6,852
General Electric Co	525,300	17,177
Honeywell International Inc	94,200	5,596
Ingersoll-Rand Co Ltd	95,300	4,229
SPX Corp	24,100	2,964
Tyco International Ltd	47,300	2,213

		39,031

E-Commerce — Products (0.68%)
Amazon.com Inc (a)	79,400	6,243

E-Commerce — Services (0.24%)
eBay Inc (a)	69,100	2,162

Electric — Integrated (2.18%)
American Electric Power Co Inc	21,500	960
Dominion Resources Inc/VA	35,900	1,558
Duke Energy Corp	324,500	5,942
Edison International	1,900	99
Entergy Corp	13,800	1,585
Exelon Corp	7,300	624
FirstEnergy Corp	76,400	5,779
FPL Group Inc	7,500	497
Hawaiian Electric Industries Inc	1,000	25
Northeast Utilities	2,300	60
Pepco Holdings Inc	4,700	117
PPL Corp	54,300	2,607

		19,853

Electric Products — Miscellaneous (0.36%)
Emerson Electric Co	62,700	3,277

Electronic Components — Miscellaneous (0.39%)
Garmin Ltd (b)	16,700	683
Tyco Electronics Ltd	76,725	2,870

		3,553

Electronic Components — Semiconductors (2.53%)
Intel Corp	319,100	7,103
MEMC Electronic Materials Inc (a)	27,400	1,725
Nvidia Corp (a)	145,200	2,984
QLogic Corp (a)	9,400	150
Texas Instruments Inc	382,100	11,142

		23,104

Electronic Forms (0.20%)
Adobe Systems Inc (a)	49,300	1,838

Electronic Measurement Instruments (0.03%)
Agilent Technologies Inc (a)	9,600	290

Engineering — Research & Development Services (0.49%)
Fluor Corp	3,400	520
KBR Inc	42,300	1,220
McDermott International Inc (a)	49,100	2,631
Shaw Group Inc/The (a)	1,300	64

		4,435

Enterprise Software & Services (0.45%)
Advent Software Inc (a)(b)	3,600	143
CA Inc	140,800	3,117
Oracle Corp (a)	39,800	830
Sybase Inc (a)	500	15

		4,105

Entertainment Software (0.09%)
Activision Inc (a)	31,400	849

Fiduciary Banks (1.08%)
Bank of New York Mellon Corp/The	212,469	9,249
Northern Trust Corp	300	22
State Street Corp	7,500	541

		9,812

Finance — Credit Card (0.63%)
American Express Co	118,900	5,710

Finance — Investment Banker & Broker (1.66%)
Citigroup Inc	92,000	2,325
See accompanying notes

223

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)

Finance — Investment Banker & Broker (continued)
JPMorgan Chase & Co	266,480	$12,698
TD Ameritrade Holding Corp (a)(b)	5,800	105

		15,128

Finance — Other Services (0.06%)
IntercontinentalExchange Inc (a)	3,500	543

Food — Canned (0.01%)
Del Monte Foods Co	6,100	55

Food — Meat Products (0.75%)
Hormel Foods Corp	16,800	662
Tyson Foods Inc	347,800	6,191

		6,853

Food — Miscellaneous/Diversified (0.08%)
ConAgra Foods Inc	29,000	683
Coin Products International Inc	700	33

		716

Food — Retail (1.21%)
Kroger Co/The	283,000	7,712
Ruddick Corp	800	31
Safeway Inc	92,100	2,910
SUPERVALU Inc	11,500	381

		11,034

Forestry (0.02%)
Plum Creek Timber Co Inc	4,600	188

Gas — Distribution (0.01%)
Vectren Corp	2,800	79

Hospital Beds & Equipment (0.35%)
Hill-Rom Holdings Inc	9,100	229
Kinetic Concepts Inc (a)(b)	75,500	2,994

		3,223

Human Resources (0.15%)
Manpower Inc	20,800	1,396

Independent Power Producer (1.23%)
Mirant Corp (a)(b)	11,200	461
NRG Energy Inc (a)	57,300	2,518
Reliant Energy Inc (a)	319,200	8,216

		11,195

Industrial Automation & Robots (0.26%)
Rockwell Automation Inc/DE	43,700	2,370

Instruments — Scientific (0.03%)
Applera Corp — Applied Biosystems Group	8,200	262
PerkinElmer Inc	300	8
Varian Inc (a)	700	35

		305

Internet Security (0.97%)
Symantec Corp (a)	414,600	7,140
VeriSign Inc (a)	48,300	1,741

		8,881

Investment Management & Advisory Services (1.17%)
Ameriprise Financial Inc	56,000	2,659
BlackRock Inc/New York	12,900	2,603
Eaton Vance Corp	134,600	4,926
Invesco Ltd	2,600	67
Legg Mason Inc	4,200	253
T Rowe Price Group Inc	100	6
Waddell & Reed Financial Inc	4,800	163

		10,677

Life & Health Insurance (0.46%)
Aflac Inc	3,600	240
Lincoln National Corp	4,800	258
Nationwide Financial Services	11,700	586
Prudential Financial Inc	41,500	3,142

		4,226

Machinery — Construction & Mining (0.76%)
Caterpillar Inc	73,800	6,043
Joy Global Inc	12,100	898

		6,941

Machinery — Farm (0.48%)
AGCO Corp (a)(b)(c)	72,300	4,347

Machinery — Pumps (0.11%)
Flowserve Corp	8,000	993

Medical — Biomedical/Gene (2.00%)
Amgen Inc (a)	181,400	7,595
Biogen Idec Inc (a)	134,600	8,169
Genentech Inc (a)	27,500	1,875
Invitrogen Corp (a)(b)	6,700	627

		18,266

Medical — Drugs (4.81%)
Abbott Laboratories	68,100	3,592
Bristol-Myers Squibb Co	33,000	725
Eli Lilly & Co	112,700	5,425
Merck & Co Inc	281,300	10,701
Pfizet Inc	973,220	19,572
Wyeth	87,000	3,869

		43,884

Medical — HMO (0.15%)
UnitedHealth Group Inc	5,000	163
See accompanying notes

224

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — HMO (continued)
WellPoint Inc (a)	24,900	$1,239

		1,402

Medical — Nursing Homes (0.02%)
Kindred Healthcare Inc (a)	7,900	187

Medical — Wholesale Drug Distribution (0.47%)
AmerisourceBergen Corp	106,200	4,306

Medical Instruments (0.54%)
Beckman Coulter Inc	1,300	89
Boston Scientific Corp (a)	59,400	792
Intuitive Surgical Inc (a)	300	86
Medtronic Inc	79,600	3,875
St Jude Medical Inc (a)	2,100	92

		4,934

Medical Products (0.98%)
Becton Dickinson & Co	5,100	456
Covidien Ltd	40,600	1,896
Johnson & Johnson	98,800	6,628

		8,980

Metal — Aluminum (0.05%)
Alcoa Inc	12,400	431

Metal — Copper (0.40%)
Southern Copper Corp	31,500	3,615

Metal Processors & Fabrication (0.15%)
Commercial Metals Co	26,700	832
Worthington Industries Inc (b)	30,000	540

		1,372

Multi-Line Insurance (1.66%)
ACE Ltd	13,600	820
American International Group Inc	86,300	3,987
Loews Corp	7,800	328
MetLife Inc	164,500	10,010

		15,145

Multimedia (2.04%)
Time Warner Inc	813,100	12,075
Walt Disney Co/The	202,200	6,557

		18,632

Networking Products (1.86%)
Cisco Systems Inc (a)	308,500	7,910
Juniper Networks Inc (a)	327,100	9,034

		16,944

Office Furnishings — Original (0.03%)
Herman Miller Inc	5,700	133
HNI Corp (b)	6,200	135

		268

Oil — Field Services (1.76%)
Baker Hughes Inc	4,400	356
Exterran Holdings Inc (a)	4,400	294
Global Industries Ltd (a)	150,900	2,408
Halliburton Co	261,000	11,982
Oceaneering International Inc (a)	7,100	474
SEACOR Holdings Inc (a)(b)	6,200	528

		16,042

Oil & Gas Drilling (0.03%)
Diamond Offshore Drilling Inc	2,100	263

Oil Company — Exploration & Production (4.14%)
Anadarko Petroleum Corp	159,400	10,610
Apache Corp	46,100	6,209
Cabot Oil & Gas Corp	4,300	245
Cimarex Energy Co	800	50
Denbury Resources Inc (a)	3,200	98
Devon Energy Corp	78,600	8,913
EOG Resources Inc	500	65
Newfield Exploration Co (a)	1,100	67
Noble Energy Inc	34,400	2,993
Occidental Petroleum Corp	64,300	5,350
Pioneer Natural Resources Co	49,700	2,869
W&T Offshore Inc	7,700	315

		37,784

Oil Company — Integrated (6.78%)
Chevron Corp	164,300	15,798
ConocoPhillips	78,268	6,743
Exxon Mobil Corp	420,000	39,089
Marathon Oil Corp	4,500	205

		61,835

Oil Field Machinery & Equipment (0.82%)
Cameron International Corp (a)	28,400	1,398
FMC Technologies Inc (a)	22,300	1,499
National Oilwell Varco Inc (a)	67,400	4,613

		7,510

Oil Refining & Marketing (0.68%)
Sunoco Inc	4,700	218
Valero Energy Corp	122,500	5,984

		6,202

Paper & Related Products (0.01%)
International Paper Co	1,500	39
Rayonier Inc	1,200	51

		90

Pharmacy Services (1.55%)
Express Scripts Inc (a)	58,500	4,096
Medco Health Solutions Inc (a)	203,000	10,057

		14,153

See accompanying notes

225

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (0.79%)
Arch Capital Group Ltd (a)	2,900	$205
Chubb Corp	59,600	3,157
Fidelity National Financial Inc	800	13
Travelers Cos Inc/The	76,600	3,860

		7,235

Real Estate Management & Services (0.12%)
Jones Lang LaSalle Inc	14,700	1,141

Regional Banks (4.66%)
Bank of America Corp	570,758	21,426
Capital One Financial Corp	55,100	2,920
PNC Financial Services Group Inc	5,900	409
SunTrust Banks Inc	50,400	2,810
US Bancorp	120,000	4,067
Wachovia Corp	88,900	2,592
Wells Fargo & Co	278,300	8,279

		42,503

Reinsurance (0.42%)
Axis Capital Holdings Ltd	3,800	129
Berkshire Hathaway Inc — Class A (a)	15	2,008
Berkshire Hathaway Inc — Class B (a)	128	570
Endurance Specialty Holdings Ltd	29,300	1,088

		3,795

REITS — Apartments (0.48%)
AvalonBay Communities Inc	20,700	2,065
Equity Residential	55,800	2,317

		4,382

REITS — Healthcare (0.20%)
Ventas Inc	37,800	1,836

REITS — Office Property (0.06%)
Boston Properties Inc	2,200	221
SL Green Realty Corp	3,300	306

		527

REITS — Regional Malls (0.21%)
Macerich Co/The	26,100	1,909

REITS — Shopping Centers (0.10%)
Regency Centers Corp	12,700	909

REITS — Warehouse & Industrial (1.25%)
AMB Property Corp	4,900	283
Prologis	177,300	11,101

		11,384

Retail — Apparel & Shoe (0.06%)
Aeropostale Inc (a)	12,600	401
Ross Stores Inc	3,500	117

		518

Retail — Automobile (0.18%)
AutoNation Inc (a)(b)	100,200	1,604

Retail — Bookstore (0.01%)
Barnes & Noble Inc	2,500	81

Retail — Building Products (0.10%)
Home Depot Inc	32,300	930

Retail — Computer Equipment (0.36%)
GameStop Corp (a)(b)	60,100	3,308

Retail — Consumer Electronics (0.79%)
Best Buy Co Inc	158,800	6,832
RadioShack Corp (b)	26,400	367

		7,199

Retail — Discount (2.84%)
BJ’s Wholesale Club Inc (a)(b)	78,000	2,973
Costco Wholesale Corp	116,100	8,272
Target Corp	14,500	771
TJX Cos Inc	181,300	5,842
Wal-Mart Stores Inc	139,500	8,088

		25,946

Retail — Drug Store (0.38%)
CVS Caremark Corp	81,400	3,286
Walgreen Co	6,400	223

		3,509

Retail — Major Department Store (0.05%)
Sears Holdings Corp (a)(b)	4,600	454

Retail — Restaurants (1.20%)
McDonald’s Corp	183,300	10,921

Savings & Loans — Thrifts (0.14%)
Hudson City Bancorp Inc	67,200	1,286

Schools (0.53%)
Apollo Group Inc (a)	91,700	4,668
DeVry Inc	2,200	125

		4,793

Semiconductor Component — Integrated Circuits (0.05%)
Analog Devices Inc	13,300	428

Semiconductor Equipment (0.04%)
Applied Materials Inc	20,700	386

Soap & Cleaning Products (0.03%)
Church & Dwight Co Inc	5,200	295

Steel — Producers (0.30%)
AK Steel Holding Corp	6,200	389
See accompanying notes

226

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Steel — Producers (continued)
Carpenter Technology Corp	16,700	$857
Nucor Corp	1,700	128
Reliance Steel & Aluminum Co	22,800	1,386

		2,760

Telecommunication Services (0.12%)
Embarq Corp	25,300	1,052
Fairpoint Communications Inc (b)	1	—

		1,052

Telephone — Integrated (3.36%)
AT&T Inc (c)	409,327	15,845
CenturyTel Inc	22,600	734
Sprint Nextel Corp	184,900	1,477
Verizon Communications Inc	327,500	12,602

		30,658

Television (0.99%)
CBS Corp	392,207	9,048

Therapeutics (0.09%)
Gilead Sciences Inc (a)	16,200	838

Tobacco (2.80%)
Altria Group Inc	325,000	6,500
Loews Corp — Carolina Group	2,500	164
Philip Morris International Inc (a)	251,900	12,855
Reynolds American Inc	1,400	75
Universal Corp/Richmond VA	7,400	475
UST Inc	104,600	5,447

		25,516

Transport — Rail (0.54%)
Burlington Northern Santa Fe Corp	15,900	1,630
CSX Corp	14,500	913
Union Pacific Corp	16,500	2,396

		4,939

Transport — Services (0.73%)
CH Robinson Worldwide Inc	3,600	226
United Parcel Service Inc	88,900	6,437

		6,663

Transport — Truck (0.46%)
JB Hunt Transport Services Inc (b)	81,600	2,772
Landstar System Inc	16,800	873
Werner Enterprises Inc (b)	27,300	531

		4,176

Vitamins & Nutrition Products (0.25%)
Herbalife Ltd	51,700	2,263

Web Portals (1.05%)
Google Inc (a)	12,460	7,156
Yahoo! Inc (a)	87,800	2,406

		9,562

Wireless Equipment (0.34%)
Motorola Inc	71,200	709
Qualcomm Inc	55,200	2,384

		3,093

TOTAL COMMON STOCKS		$891,121

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.97%)
Finance — Investment Banker & Broker (0.97%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $8,887,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (d)	$8,791	$8,791

TOTAL REPURCHASE AGREEMENTS		$8,791

Total Investments		$899,912
Other Assets in Excess of Liabilities, Net - 1.36%		12,435

TOTAL NET ASSETS - 100.00%		$912,347

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,305 or 0.36% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$55,008
Unrealized Depreciation	(67,363)

Net Unrealized Appreciation (Depreciation)	(12,355)
Cost for federal income tax purposes	912,267

All dollar amounts are shown in thousands (000’s)
See accompanying notes

227

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	207	$13,643	$14,345	$702
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.85%
Financial	17.00%
Energy	14.22%
Communications	11.90%
Industrial	11.82%
Technology	9.88%
Consumer, Cyclical	6.42%
Utilities	3.41%
Basic Materials	3.14%
Other Assets in Excess of Liabilities, Net	1.36%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.57%
See accompanying notes

228

Schedule of Investments
Partners LargeCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.21%)
Advertising Sales (0.78%)
Lamar Advertising Co (a)(b)	349,700	$13,827

Aerospace & Defense (2.43%)
General Dynamics Corp	258,300	23,356
Lockheed Martin Corp	186,000	19,723

		43,079

Applications Software (3.00%)
Microsoft Corp	1,871,100	53,364

Casino Hotels (1.58%)
Las Vegas Sands Corp (b)	245,600	18,719
MGM Mirage (b)	180,874	9,252

		27,971

Casino Services (1.29%)
International Game Technology	658,200	22,866

Cellular Telecommunications (1.12%)
MetroPCS Communications Inc (b)	1,007,970	19,797

Commercial Services — Finance (2.04%)
Automatic Data Processing Inc	503,900	22,272
Visa Inc (b)	167,700	13,995

		36,267

Computer Aided Design (0.60%)
Autodesk Inc (b)	279,200	10,610

Computers (3.32%)
Apple Inc (b)	247,500	43,053
Dell Inc (b)	855,100	15,930

		58,983

Consulting Services (2.07%)
Accenture Ltd	980,200	36,806

Diversified Manufacturing Operations (4.63%)
Danaher Corp	819,300	63,922
General Electric Co	557,200	18,220

		82,142

E-Commerce — Products (3.37%)
Amazon.com Inc (b)	761,900	59,908

E-Commerce — Services (0.85%)
Expedia Inc (b)	599,900	15,153

Electronic Components — Miscellaneous (0.10%)
Tyco Electronics Ltd	47,164	1,764

Electronic Components — Semiconductors (4.94%)
Broadcom Corp (b)	1,097,200	28,483
Intel Corp	1,314,100	29,252
Xilinx Inc	1,214,200	30,076

		87,811

Engineering — Research & Development Services (2.20%)
Foster Wheeler Ltd (b)	313,900	19,992
McDermott International Inc (b)	357,400	19,150

		39,142

Entertainment Software (1.62%)
Electronic Arts Inc (b)	560,100	28,828

Fiduciary Banks (2.55%)
State Street Corp	627,900	45,297

Finance — Investment Banker & Broker (2.92%)
Goldman Sachs Group Inc/The	91,800	17,568
Morgan Stanley	704,700	34,248

		51,816

Health Care Cost Containment (0.89%)
McKesson Corp	303,700	15,829

Hotels & Motels (1.69%)
Marriott International Inc/DE	873,400	29,958

Human Resources (0.46%)
Monster Worldwide Inc (b)	334,300	8,133

Independent Power Producer (0.58%)
NRG Energy Inc (b)	235,900	10,368

Industrial Gases (1.95%)
Praxair Inc	379,400	34,643

Investment Management & Advisory Services (1.43%)
Franklin Resources Inc	267,500	25,453

Medical — Biomedical/Gene (2.52%)
Celgene Corp (b)	338,600	21,041
Genentech Inc (b)	348,900	23,795

		44,836

Medical — Drugs (2.71%)
Allergan Inc/United States	429,700	24,222
Elan Corp PLC ADR (b)	174,000	4,575
Wyeth	433,800	19,291

		48,088

Medical — HMO (0.86%)
Humana Inc (b)	319,500	15,269

Medical Instruments (2.98%)
Medtronic Inc	684,000	33,297
See accompanying notes

229

Schedule of Investments
Partners LargeCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Instruments (continued)
St Jude Medical Inc (b)	448,700	$19,644

		52,941

Medical Products (0.81%)
Stryker Corp	221,700	14,373

Metal — Diversified (1.14%)
Freeport-McMoRan Copper & Gold Inc	178,200	20,270

Networking Products (4.11%)
Cisco Systems Inc (b)	233,600	5,989
Juniper Networks Inc (b)	2,423,120	66,927

		72,916

Oil — Field Services (3.11%)
Schlumberger Ltd	549,900	55,292

Oil Company — Integrated (1.08%)
Suncor Energy Inc	170,000	19,157

Retail — Bedding (0.95%)
Bed Bath & Beyond Inc (b)	517,800	16,828

Retail — Discount (2.24%)
Target Corp	193,700	10,291
Wal-Mart Stores Inc	509,100	29,518

		39,809

Retail — Drug Store (1.91%)
CVS Caremark Corp	839,872	33,906

Retail — Regional Department Store (1.79%)
Kohl’s Corp (b)	652,400	31,870

Retail — Restaurants (1.07%)
Yum! Brands Inc	465,900	18,953

Semiconductor Component — Integrated Circuits (2.10%)
Marvell Technology Group Ltd (b)	2,874,300	37,222

Semiconductor Equipment (0.59%)
ASML Holding NV	366,900	10,405

Telecommunication Equipment — Fiber Optics (2.54%)
Corning Inc	1,691,600	45,183

Therapeutics (3.21%)
Gilead Sciences Inc (b)	1,101,800	57,029

Toys (1.08%)
Nintendo Co Ltd ADR	280,100	19,229

Transport — Services (1.35%)
Expeditors International Washington Inc	514,200	23,957

Web Portals (4.86%)
Google Inc (b)	150,200	86,258

Wireless Equipment (6.79%)
American Tower Corp (b)	1,490,100	64,700
Crown Castle International Corp (b)	540,400	20,995
Qualcomm Inc	809,400	34,958

		120,653

TOTAL COMMON STOCKS		$1,744,259

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.80%)
Money Center Banks (0.80%)
Deutsche Bank Repurchase Agreement; 1 .98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $14,390,000; 0.00% -5.50%; dated 05/09/08 -04/18/19) (c)	$14,227	$14,226

TOTAL REPURCHASE AGREEMENTS		$14,226

Total Investments		$1,758,485
Other Assets in Excess of Liabilities, Net — 0.99%		17,606

TOTAL NET ASSETS — 100.00%		$1,776,091

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$202,390
Unrealized Depreciation	(107,434)

Net Unrealized Appreciation (Depreciation)	94,956
Cost for federal income tax purposes	1,663,529
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Communications	24.42%
Consumer, Non-cyclical	18.56%
Technology	16.17%
Consumer, Cyclical	13.59%
Industrial	10.70%
Financial	7.70%
Energy	4.19%
Basic Materials	3.09%
Utilities	0.59%
Other Assets in Excess of Liabilities, Net	0.99%

TOTAL NET ASSETS	100.00%

See accompanying notes

230

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.47%)
Aerospace & Defense (1.94%)
Raytheon Co	486,460	$31,119

Aerospace & Defense Equipment (1.95%)
United Technologies Corp	432,952	31,376

Agricultural Chemicals (1.73%)
Monsanto Co	244,170	27,840

Applications Software (3.08%)
Microsoft Corp	1,263,719	36,041
Salesforce.com Inc (a)	199,663	13,324

		49,365

Auto/Truck Parts & Equipment — Original (2.15%)
Borg Warner Inc	701,428	34,475

Beverages — Non-Alcoholic (3.94%)
Coca-Cola Co/The	601,915	35,435
PepsiCo Inc	405,737	27,805

		63,240

Building — Residential & Commercial (0.34%)
KB Home (b)	239,576	5,390

Building Products — Wood (0.27%)
Masco Corp	234,570	4,272

Commercial Services — Finance (1.15%)
Global Payments Inc	66,400	2,939
Visa Inc (a)	185,619	15,490

		18,429

Computers (4.87%)
Apple Inc (a)	312,629	54,382
Dell Inc (a)	948,862	17,677
Research In Motion Ltd (a)	49,545	6,026

		78,085

Computers — Memory Devices (0.31%)
EMC Corp/Massachusetts (a)	327,918	5,050

Cosmetics & Toiletries (1.28%)
Procter & Gamble Co	307,141	20,594

Dental Supplies & Equipment (1.01%)
Dentsply International Inc	415,448	16,148

Diagnostic Equipment (0.31%)
Gen-Probe Inc (a)	86,989	4,903

Diagnostic Kits (0.52%)
Idexx Laboratories Inc (a)(b)	72,936	3,880
Qiagen NV (a)(b)	197,900	4,396

		8,276

Disposable Medical Products (1.06%)
CR Bard Inc	179,906	16,942

Diversified Manufacturing Operations (5.86%)
Cooper Industries Ltd	483,582	20,499
Eaton Corp	307,628	27,022
General Electric Co	177,381	5,800
Honeywell International Inc	686,497	40,778

		94,099

E-Commerce — Services (0.53%)
Priceline.com Inc (a)(b)	66,626	8,504

Electric — Integrated (0.47%)
FPL Group Inc	114,766	7,608

Electric Products — Miscellaneous (2.38%)
Emerson Electric Co	732,305	38,270

Electronic Components — Miscellaneous (0.82%)
Flextronics International Ltd (a)	1,265,083	13,144

Electronic Components — Semiconductors (3.55%)
Altera Corp	434,400	9,244
Intel Corp	1,351,661	30,088
MEMC Electronic Materials Inc (a)	117,992	7,430
Xilinx Inc	413,600	10,245

		57,007

Energy — Alternate Sources (0.26%)
First Solar Inc (a)	14,200	4,146

Enterprise Software & Services (0.83%)
Oracle Corp (a)	637,768	13,297

Entertainment Software (0.46%)
Electronic Arts Inc (a)	142,148	7,316

Fiduciary Banks (1.03%)
Northern Trust Corp	223,546	16,567

Finance — Other Services (1.21%)
CME Group Inc	20,166	9,225
IntercontinentalExchange Inc (a)	65,361	10,141

		19,366

Food- Miscellaneous/Diversified (0.80%)
Nestle SA ADR	107,409	12,862

Instruments — Scientific (1.81%)
Thermo Fisher Scientific Inc (a)	503,351	29,129

Investment Management & Advisory Services (2.60%)
Invesco Ltd (b)	1,015,529	26,048
See accompanying notes

231

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (continued)
Waddell & Reed Financial Inc	464,799	$15,738

		41,786

Machinery — Construction & Mining (0.40%)
Caterpillar Inc	78,488	6,427

Medical — Biomedical/Gene (0.70%)
Genentech Inc (a)	106,000	7,229
Illumina Inc (a)(b)	50,752	3,953

		11,182

Medical — Drugs (3.32%)
Allergan Inc/United States	565,370	31,870
Novo Nordisk A/S ADR	311,337	21,386

		53,256

Medical Instruments (1.68%)
Intuitive Surgical Inc (a)	37,190	10,758
Medtronic Inc	332,140	16,168

		26,926

Medical Laboratory & Testing Service (0.64%)
Laboratory Corp of America Holdings (a)	136,700	10,337

Medical Products (3.95%)
Baxter International Inc	431,505	26,891
Becton Dickinson & Co	408,657	36,534

		63,425

Metal — Diversified (1.59%)
Freeport-McMoRan Copper & Gold Inc	224,247	25,508

Multimedia (1.89%)
Viacom Inc (a)	789,020	30,330

Networking Products (1.55%)
Cisco Systems Inc (a)	971,214	24,902

On — Field Services (2.50%)
Schlumberger Ltd	175,683	17,665
Transocean Inc	152,033	22,419

		40,084

Oil & Gas Drilling (0.52%)
Helmerich & Payne Inc	155,800	8,374

Oil Company — Exploration & Production (6.55%)
Apache Corp	270,444	36,424
Devon Energy Corp	311,439	35,317
EOG Resources Inc	32,000	4,175
XTO Energy Inc	472,015	29,199

		105,115

Property & Casualty Insurance (1.08%)
Chubb Corp	328,397	17,395

Publicly Traded Investment Fund (0.18%)
iShares Russell 1000 Growth Index Fund	50,000	2,873

REITS — Diversified (0.21%)
Digital Realty Trust Inc	86,900	3,367

REITS — Shopping Centers (0.40%)
Weingarten Realty Investors (b)	172,111	6,349

Retail — Apparel & Shoe (1.39%)
Urban Outfitters Inc (a)(b)	651,035	22,298

Retail — Auto Parts (0.59%)
Advance Auto Parts Inc	271,900	9,430

Retail — Building Products (1.33%)
Lowe’s Cos Inc	849,133	21,390

Retail — Discount (5.42%)
Costco Wholesale Corp	413,638	29,472
Family Dollar Stores Inc	807,531	17,281
TJX Cos Inc	192,059	6,188
Wal-Mart Stores Inc	588,525	34,123

		87,064

Retail — Restaurants (1.35%)
Darden Restaurants Inc	607,300	21,608

Semiconductor Component — Integrated Circuits (1.73%)
Linear Technology Corp	792,409	27,703

Semiconductor Equipment (0.41%)
Applied Materials Inc	352,500	6,578

Steel Pipe & Tube (0.91%)
Valmont Industries Inc	148,254	14,597

Telecommunication Equipment (0.59%)
ADC Telecommunications Inc (a)(b)	671,575	9,416

Telecommunication Equipment — Fiber Optics (3.04%)
Ciena Corp (a)	178,300	6,028
Corning Inc	986,633	26,353
JDS Uniphase Corp (a)(b)	1,151,462	16,478

		48,859

Textile — Home Furnishings (0.48%)
Mohawk Industries Inc (a)(b)	101,568	7,738

Therapeutics (0.97%)
Gilead Sciences Inc (a)	300,942	15,577
See accompanying notes

232

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Rail (0.40%)
Union Pacific Corp	43,835	$6,364

Veterinary Diagnostics (0.31%)
VCA Antech Inc (a)	152,979	4,952

Web Portals (0.90%)
Google Inc (a)	25,207	14,476

Wireless Equipment (3.97%)
American Tower Corp (a)	533,223	23,152
Qualcomm Inc	940,301	40,612

		63,764

TOTAL COMMON STOCKS		$1,596,269

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.51%)
Finance — Investment Banker & Broker (1.51%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $24,532,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (c)	$24,269	$24,268

TOTAL REPURCHASE AGREEMENTS		$24,268

Total Investments		$1,620,537
Liabilities in Excess of Other Assets, Net — (0.98)%		(15,784)

TOTAL NET ASSETS — 100.00%		$1,604,753

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$99,497
Unrealized Depreciation	(80,729)

Net Unrealized Appreciation (Depreciation)	18,768
Cost for federal income tax purposes	1,601,769
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.63%
Industrial	16.75%
Technology	15.23%
Consumer, Cyclical	13.05%
Communications	12.48%
Energy	9.83%
Financial	8.04%
Basic Materials	3.32%
Utilities	0.47%
Funds	0.18%
Liabilities in Excess of Other Assets, Net	(0.98%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	1.43%
See accompanying notes

233

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Swiss Franc	5/30/2008	9,266,675	$8,975	$8,950	$25
Danish Kroner	5/30/2008	67,038,186	14,035	14,013	22
All dollar amounts are shown in thousands (000’s)
See accompanying notes

234

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.56%)
Aerospace & Defense (0.99%)
Lockheed Martin Corp	40,000	$4,242
Northrop Grumman Corp	256,100	18,841

		23,083

Apparel Manufacturers (0.16%)
VF Corp	50,812	3,779

Auto — Car & Light Trucks (0.70%)
General Motors Corp (a)	703,900	16,331

Auto/Truck Parts & Equipment — Original (1.09%)
Autoliv Inc	227,200	13,914
Magna International Inc (a)	153,500	11,455

		25,369

Beverages — Non-Alcoholic (0.90%)
Coca-Cola Co/The	85,000	5,004
Coca-Cola Enterprises Inc	361,200	8,127
Pepsi Bottling Group Inc	233,700	7,878

		21,009

Brewery (0.52%)
Molson Coors Brewing Co	222,200	12,185

Building — Residential & Commercial (0.47%)
Centex Corp	249,100	5,186
KB Home (a)	253,400	5,702

		10,888

Cellular Telecommunications (0.65%)
Vodafone Group PLC ADR	480,200	15,203

Chemicals — Diversified (2.21%)
Dow Chemical Co/The	665,700	26,728
El Du Pont de Nemours & Co	503,700	24,636

		51,364

Chemicals — Specialty (0.79%)
Ashland Inc	181,000	9,597
Lubrizol Corp	151,500	8,835

		18,432

Commercial Banks (0.50%)
Deutsche Bank AG (a)	97,600	11,657

Computer Services (0.13%)
Electronic Data Systems Corp	166,600	3,092

Computers (0.40%)
Dell Inc (b)	101,600	1,893
International Business Machines Corp	62,100	7,495

		9,388

Computers — Peripheral Equipment (0.30%)
Lexmark International Inc (b)	223,200	7,006

Containers — Metal & Glass (1.52%)
Ball Corp	267,400	14,381
Owens-Illinois Inc (b)	381,300	21,029

		35,410

Containers — Paper & Plastic (0.37%)
Sonoco Products Co	261,400	8,613

Cosmetics & Toiletries (2.17%)
Procter & Gamble Co	752,700	50,469

Distribution & Wholesale (0.49%)
Ingram Micro Inc (b)	403,400	6,862
Tech Data Corp (b)	136,700	4,594

		11,456

Diversified Manufacturing Operations (5.63%)
3M Co	92,300	7,098
General Electric Co	2,936,000	96,007
SPX Corp	142,700	17,552
Tyco International Ltd	220,850	10,334

		130,991

Electric — Integrated (0.01%)
Wisconsin Energy Corp	6,400	304

Electronic Components — Miscellaneous (0.93%)
Flextronics International Ltd (a)(b)	1,514,569	15,736
Sanmina-SCI Corp (b)	1,195,500	1,853
Tyco Electronics Ltd	106,250	3,975

		21,564

Electronic Parts Distribution (0.82%)
Arrow Electronics Inc (a)(b)	341,800	9,300
Avnet Inc (b)	374,100	9,798

		19,098

Finance — Credit Card (0.79%)
Discover Financial Services	1,009,300	18,379

Finance — Investment Banker & Broker (8.07%)
Citigroup Inc	2,253,000	56,933
Goldman Sachs Group Inc/The	32,200	6,162
JPMorgan Chase & Co	1,556,300	74,158
Merrill Lynch & Co Inc	401,100	19,987
Morgan Stanley	629,700	30,603

		187,843

Finance — Mortgage Loan/Banker (1.15%)
Fannie Mae	562,350	15,914
Freddie Mac (a)	432,900	10,784

		26,698

See accompanying notes

235

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food -Canned (0.15%)
Del Monte Foods Co	391,300	$3,530

Food — Meat Products (0.46%)
Tyson Foods Inc	607,000	10,805

Food — Miscellaneous/Diversified (0.97%)
ConAgra Foods Inc	545,100	12,843
Kraft Foods Inc	173,000	5,472
Sara Lee Corp	300,500	4,360

		22,675

Food — Retail (2.00%)
Kroger Co/The	582,100	15,862
Safeway Inc	434,000	13,715
SUPERVALU Inc	514,200	17,020

		46,597

Health Care Cost Containment (0.59%)
McKesson Corp	261,800	13,645

Leisure & Recreation Products (0.28%)
Brunswick Corp/DE (a)	393,300	6,560

Life & Health Insurance (0.67%)
Torchmark Corp	3,200	207
Unum Group	660,100	15,321

		15,528

Machinery — Construction & Mining (0.63%)
Caterpillar Inc	177,500	14,534

Medical — Drugs (4.26%)
Merck & Co Inc	501,700	19,084
Pfizer Inc	3,245,000	65,257
Sanofi-Aventis SA ADR	286,100	11,038
Wyeth	85,400	3,798

		99,177

Medical — Wholesale Drug Distribution (0.76%)
AmerisourceBergen Corp	192,900	7,822
Cardinal Health Inc	189,400	9,862

		17,684

Medical Products (1.45%)
Covidien Ltd	106,250	4,961
Johnson & Johnson	430,000	28,849

		33,810

Metal — Aluminum (1.04%)
Alcoa Inc	696,800	24,235

Multi-Line Insurance (6.79%)
ACE Ltd	333,500	20,107
Allstate Corp/The	464,700	23,402
American International Group Inc	1,005,000	46,431
Genworth Financial Inc	632,900	14,595
Hartford Financial Services Group Inc	194,100	13,834
MetLife Inc	374,550	22,791
Old Republic International Corp	636,100	9,128
XL Capital Ltd (a)	225,200	7,857

		158,145

Multimedia (0.80%)
Time Warner Inc	830,000	12,326
Viacom Inc (b)	162,700	6,254

		18,580

Non-Hazardous Waste Disposal (0.50%)
Allied Waste Industries Inc (b)	945,500	11,686

Oil Company — Exploration & Production (1.64%)
Anadarko Petroleum Corp	365,500	24,328
Devon Energy Corp	57,000	6,464
Occidental Petroleum Corp	89,800	7,472

		38,264

Oil Company — Integrated (16.60%)
BP PLC ADR	207,300	15,089
Chevron Corp	982,900	94,506
ConocoPhillips	783,300	67,481
Exxon Mobil Corp	1,712,200	159,354
Marathon Oil Corp	491,600	22,402
Royal Dutch Shell PLC — A shares ADR	156,400	12,561
Total SA ADR (a)	178,900	15,028

		386,421

Oil Refining & Marketing (0.83%)
Sunoco Inc	107,600	4,994
Valero Energy Corp	291,400	14,235

		19,229

Paper & Related Products (0.11%)
Smurfit-Stone Container Corp (b)	480,200	2,608

Property & Casualty Insurance (2.47%)
Chubb Corp	260,300	13,788
Fidelity National Financial Inc	548,000	8,763
Safeco Corp	151,100	10,084
Travelers Cos Inc/The	491,191	24,756

		57,391

Publishing — Newspapers (0.52%)
Gannett Co Inc	423,000	12,106

Publishing — Periodicals (0.03%)
Idearc Inc (a)	235,900	779

Regional Banks (6.29%)
Bank of America Corp	1,963,600	73,713
See accompanying notes

236

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (continued)
Comerica Inc	283,000	$9,829
Fifth Third Bancorp	208,800	4,475
Keycorp	257,400	6,211
SunTrust Banks Inc	143,400	7,994
US Bancorp	266,900	9,045
Wachovia Corp	503,200	14,668
Wells Fargo & Co	685,600	20,397

		146,332

Reinsurance (0.45%)
PartnerRe Ltd (a)	29,200	2,160
RenaissanceRe Holdings Ltd	161,900	8,328

		10,488

Rental — Auto & Equipment (0.19%)
Avis Budget Group Inc (a)(b)	335,200	4,451

Retail — Apparel & Shoe (1.03%)
Gap Inc/The	742,600	13,827
Jones Apparel Group Inc	630,800	9,986
Ltd Brands Inc	7,400	137

		23,950

Retail — Building Products (0.67%)
Home Depot Inc	541,600	15,598

Retail — Discount (0.60%)
Family Dollar Stores Inc	340,000	7,276
Wal-Mart Stores Inc	115,000	6,668

		13,944

Retail — Office Supplies (0.15%)
Office Depot Inc (b)	268,500	3,405

Retail — Regional Department Store (0.64%)
Macy’s Inc	589,100	14,898

Retail — Restaurants (0.30%)
McDonald’s Corp	116,800	6,959

Savings & Loans — Thrifts (0.35%)
Washington Mutual Inc (b)(c)(d)(e)	200,600	2,219
Washington Mutual Inc	482,700	5,932

		8,151

Steel — Producers (0.89%)
ArcelorMittal (a)	232,700	20,731

Telephone — Integrated (7.32%)
AT&T Inc	2,553,700	98,854
Sprint Nextel Corp	2,033,600	16,248
Verizon Communications Inc	1,438,700	55,361

		170,463

Television (0.62%)
CBS Corp	626,800	14,460

Tobacco (2.02%)
Altria Group Inc	749,400	14,988
Philip Morris International Inc (b)	627,300	32,011

		46,999

Tools — Hand Held (0.45%)
Black & Decker Corp	157,700	10,350

Wireless Equipment (0.28%)
Nokia OYJ ADR	215,000	6,465

TOTAL COMMON STOCKS		$2,271,244

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.65%)
Money Center Banks (2.65%)
Deutsche Bank Repurchase Agreement; 1 .98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $62,416,000; 0.00% -5.50%; dated 05/09/08 -04/18/19) (f)	$61,710	$61,707

TOTAL REPURCHASE AGREEMENTS		$61,707

Total Investments		$2,332,951
Liabilities in Excess of Other Assets, Net — (0.21)%		(4,848)

TOTAL NET ASSETS — 100.00%		$2,328,103

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Restricted Security. At the end of the period, the value of this security totaled $2, 219 or 0.10% of net assets. The security was purchased on April 9, 2008 at a cost of $l, 755 ($8. 75 per share).

(d)	Security is Illiquid

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,219 or 0.10% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$387,684
Unrealized Depreciation	(315,438)

Net Unrealized Appreciation (Depreciation)	72,246
Cost for federal income tax purposes	2,260,705
All dollar amounts are shown in thousands (000’s)
See accompanying notes

237

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	30.17%
Energy	19.07%
Consumer, Non-cyclical	15.72%
Industrial	11.83%
Communications	10.22%
Consumer, Cyclical	7.31%
Basic Materials	5.04%
Technology	0.84%
Utilities	0.01%
Liabilities in Excess of Other Assets, Net	(0.21%)

TOTAL NET ASSETS	100.00%

See accompanying notes

238

Schedule of Investments
Partners MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.40%)
Agricultural Chemicals (0.64%)
Mosaic Co/The (a)	42,220	$5,172

Applications Software (1.36%)
Salesforce.com Inc (a)(b)	164,814	10,998

Beverages — Wine & Spirits (0.71%)
Central European Distribution Corp (a)(b)	94,470	5,755

Brewery (1.09%)
Molson Coors Brewing Co	160,300	8,791

Building — Residential & Commercial (1.61%)
DR Horton Inc(b)	426,890	6,613
Pulte Homes Inc	492,790	6,426

		13,039

Casino Hotels (0.63%)
Wynn Resorts Ltd	48,650	5,125

Casino Services (0.28%)
International Game Technology	64,928	2,256

Cellular Telecommunications (0.85%)
Millicom International Cellular SA (a)	63,680	6,878

Chemicals — Diversified (0.90%)
Celanese Corp	162,440	7,269

Coal (2.08%)
Alpha Natural Resources Inc (a)	93,920	4,569
Consol Energy Inc	150,880	12,215

		16,784

Commercial Services — Finance (1.71%)
Mastercard Inc	49,710	13,827

Computer Software (0.71%)
Omniture Inc (a)(b)	253,075	5,775

Computers — Integrated Systems (0.67%)
Micros Systems Inc (a)	152,479	5,436

Consulting Services (0.57%)
FTI Consulting Inc (a)	72,410	4,634

Containers — Metal & Glass (1.57%)
Owens-Illinois Inc (a)	230,810	12,729

Cosmetics & Toiletries (1.38%)
Alberto-Culver Co	247,070	6,219
Chattem Inc (a)(b)	70,720	4,942

		11,161

Data Processing & Management (0.85%)
Fiserv Inc (a)	136,690	6,910

Dental Supplies & Equipment (0.69%)
Dentsply International Inc	144,230	5,606

Disposable Medical Products (0.58%)
CR Bard Inc	49,710	4,681

Diversified Manufacturing Operations (2.07%)
Harsco Corp	128,880	7,647
SPX Corp	74,060	9,109

		16,756

E-Commerce — Services (1.08%)
Priceline.com Inc (a)(b)	68,090	8,691

Electric — Integrated (0.72%)
Constellation Energy Group Inc	68,340	5,785

Electric Products — Miscellaneous (1.33%)
Ametek Inc	222,270	10,785

Electronic Components — Semiconductors (4.00%)
Altera Corp	474,010	10,087
Cavium Networks Inc (a)(b)	249,598	5,129
MEMC Electronic Materials Inc (a)	101,430	6,387
Microchip Technology Inc (b)	291,950	10,729

		32,332

Energy — Alternate Sources (1.79%)
Covanta Holding Corp (a)(b)	152,170	4,052
First Solar Inc (a)	35,790	10,451

		14,503

Engineering — Research & Development Services (0.96%)
Fluor Corp	50,580	7,732

Enterprise Software & Services (0.65%)
Informatica Corp (a)	330,880	5,281

Entertainment Software (0.86%)
Activision Inc (a)	255,880	6,922

E-Services — Consulting (0.62%)
Websense Inc (a)	257,470	5,008

Fiduciary Banks (1.34%)
Northern Trust Corp	145,910	10,813

Finance — Investment Banker & Broker (0.80%)
Interactive Brokers Group Inc (a)(b)	203,639	6,429
See accompanying notes

239

Schedule of Investments
Partners MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Other Services (1.01%)
IntercontinentalExchange Inc (a)	52,730	$8,181

Hazardous Waste Disposal (0.80%)
Stericycle Inc (a)	121,717	6,497

Independent Power Producer (0.55%)
Reliant Energy Inc (a)	171,540	4,415

Industrial Gases (1.41%)
Air Products & Chemicals Inc	115,570	11,376

Insurance Brokers (0.52%)
Aon Corp	92,950	4,219

Internet Content — Information & News (0.56%)
Baidu.com ADR (a)	12,470	4,559

Internet Infrastructure Software (0.85%)
Akamai Technologies Inc (a)	191,440	6,848

Internet Security (2.53%)
McAfee Inc (a)	319,206	10,614
VeriSign Inc (a)(b)	273,650	9,865

		20,479

Investment Management & Advisory Services (3.10%)
BlackRock Inc/New York (b)	60,210	12,150
T Rowe Price Group Inc	220,320	12,902

		25,052

Leisure & Recreation Products (1.09%)
WMS Industries Inc (a)(b)	243,760	8,822

Machinery — Construction & Mining (0.98%)
Joy Global Inc	106,180	7,884

Machinery — Farm (1.45%)
AGCO Corp (a)(b)	195,380	11,748

Machinery — Pumps (1.34%)
Flowserve Corp	87,470	10,854

Medical — Biomedical/Gene (1.52%)
Alexion Pharmaceuticals Inc (a)(b)	77,760	5,473
Charles River Laboratories International (a)	116,870	6,784

		12,257

Medical — Drugs (1.91%)
Allergan Inc/United States	190,810	10,756
Shire PLC ADR (b)	85,159	4,679

		15,435

Medical Instruments (1.09%)
Intuitive Surgical Inc (a)	30,530	8,831

Medical Laboratory & Testing Service (0.49%)
Covance Inc (a)	47,358	3,968

Medical Products (0.89%)
Henry Schein Inc (a)(b)	129,870	7,191

Metal — Iron (0.60%)
Cleveland-Cliffs Inc	30,400	4,876

Metal Processors & Fabrication (1.37%)
Precision Castparts Corp	94,010	11,052

Multi-Line Insurance (0.76%)
Assurant Inc	95,090	6,181

Networking Products (1.95%)
Atheros Communications Inc (a)(b)	171,542	4,566
Juniper Networks Inc (a)	406,440	11,226

		15,792

Oil — Field Services (1.68%)
Weatherford International Ltd (a)	168,220	13,570

Oil & Gas Drilling (1.89%)
Diamond Offshore Drilling Inc	62,560	7,846
Nabors Industries Ltd (a)	197,950	7,431

		15,277

Oil Company — Exploration & Production (5.84%)
Denbury Resources Inc (a)	232,740	7,112
Questar Corp	101,740	6,311
Quicksilver Resources Inc (a)(b)	157,310	6,527
Range Resources Corp	170,915	11,345
Southwestern Energy Co (a)	227,600	9,630
Ultra Petroleum Corp (a)	75,600	6,280

		47,205

Oil Field Machinery & Equipment (2.00%)
Cameron International Corp (a)	115,200	5,671
National Oilwell Varco Inc (a)	152,870	10,464

		16,135

Pharmacy Services (1.74%)
Express Scripts Inc (a)	200,700	14,053

Printing — Commercial (0.85%)
VistaPrint Ltd (a)(b)	201,635	6,862

REITS — Storage (0.54%)
Public Storage	48,120	4,364

Retail — Apparel & Shoe (4.58%)
Coach Inc (a)	259,559	9,232
Guess ? Inc	283,300	10,845
Nordstrom Inc (b)	255,100	8,995
See accompanying notes

240

Schedule of Investments
Partners MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Apparel & Shoe (continued)
Urban Outfitters Inc (a)	230,960	$7,910

		36,982

Retail — Computer Equipment (1.33%)
GameStop Corp (a)	194,740	10,718

Retail — Discount (1.40%)
Big Lots Inc (a)	158,630	4,288
TJX Cos Inc	217,510	7,008

		11,296

Retail — Restaurants (1.25%)
Chipotle Mexican Grill Inc (a)(b)	49,880	4,894
Darden Restaurants Inc	146,620	5,217

		10,111

Retail — Sporting Goods (0.43%)
Dick’s Sporting Goods Inc (a)	121,340	3,470

Savings & Loans — Thrifts (1.13%)
Hudson City Bancorp Inc	476,180	9,109

Semiconductor Component — Integrated Circuits (0.71%)
Marvell Technology Group Ltd (a)	441,685	5,720

Semiconductor Equipment (1.27%)
Varian Semiconductor Equipment Associates Inc (a)	280,226	10,265

Soap & Cleaning Products (0.47%)
Church & Dwight Co Inc	66,400	3,773

Steel — Producers (1.04%)
Steel Dynamics Inc	240,450	8,380

Television (0.73%)
Central European Media Enterprises Ltd (a) (b)	55,590	5,894

Therapeutics (1.41%)
BioMarin Pharmaceutical Inc (a)(b)	168,287	6,136
United Therapeutics Corp (a)(b)	62,130	5,250

		11,386

Transport — Rail (1.11%)
CSX Corp	142,080	8,944

Transport — Services (1.79%)
Expeditors International Washington Inc	204,930	9,548
Ryder System Inc	71,570	4,900

		14,448

Wireless Equipment (0.75%)
Crown Castle International Corp (a)(b)	156,010	6,061

X-Ray Equipment (0.59%)
Hologic Inc (a)(b)	163,370	$4,769

TOTAL COMMON STOCKS		$779,172

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (9.44%)
Money Center Banks (9.44%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $77,235,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (c)	$76,361	$76,357

TOTAL REPURCHASE AGREEMENTS		$76,357

Total Investments		$855,529
Liabilities in Excess of Other Assets, Net — (5.84)%		(47,240)

TOTAL NET ASSETS — 100.00%		$808,289

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$110,492
Unrealized Depreciation	(16,969)

Net Unrealized Appreciation (Depreciation)	93,523
Cost for federal income tax purposes	762,006
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	18.64%
Consumer, Non-cyclical	17.69%
Energy	15.28%
Industrial	14.77%
Consumer, Cyclical	12.60%
Technology	11.09%
Communications	9.92%
Basic Materials	4.59%
Utilities	1.26%
Liabilities in Excess of Other Assets, Net	(5.84%)

TOTAL NET ASSETS	100.00%

See accompanying notes

241

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.56%)
Aerospace & Defense (0.68%)
Rockwell Collins Inc	32,350	$2,042

Aerospace & Defense Equipment (0.78%)
Goodrich Corp	34,550	2,355

Agricultural Chemicals (0.70%)
CF Industries Holdings Inc	3,950	528
Mosaic Co/The (a)	12,800	1,568

		2,096

Applications Software (0.70%)
Citrix Systems Inc (a)	43,950	1,440
Quest Software Inc (a)	49,050	653

		2,093

Auction House & Art Dealer (0.30%)
Sotheby’s (b)	32,400	897

Beverages — Non-Alcoholic (0.23%)
Hansen Natural Corp (a)(b)	20,000	708

Building — Heavy Construction (0.26%)
Perini Corp (a)	21,400	774

Building — Residential & Commercial (0.67%)
NVR Inc (a)(b)	3,300	2,025

Building & Construction Products — Miscellaneous (0.16%)
USG Corp (a)	13,300	470

Cable TV (0.87%)
DISH Network Corp (a)	88,150	2,630

Casino Hotels (0.49%)
Wynn Resorts Ltd	14,050	1,480

Casino Services (0.98%)
International Game Technology	84,650	2,941

Cellular Telecommunications (1.11%)
Millicom International Cellular SA (a)(b)	10,850	1,172
Nil Holdings Inc (a)	47,200	2,159

		3,331

Chemicals — Specialty (1.13%)
Lubrizol Corp	23,700	1,382
Sigma-Aldrich Corp	13,850	790
Terra Industries Inc (a)(b)	32,100	1,215

		3,387

Coal (1.00%)
Massey Energy Co	36,550	1,913
Walter Industries Inc	15,700	1,089

		3,002

Commercial Services (0.75%)
Weight Watchers International Inc	49,250	2,259

Commercial Services — Finance (2.88%)
H&R Block Inc	61,450	1,344
Mastercard Inc	18,450	5,132
Total System Services Inc	58,800	1,399
Western Union Co/The	34,300	789

		8,664

Computer Services (1.45%)
Cognizant Technology Solutions Corp (a)	78,700	2,538
Electronic Data Systems Corp	98,900	1,836

		4,374

Computers — Integrated Systems (0.71%)
NCR Corp (a)	86,650	2,134

Computers — Memory Devices (0.52%)
NetApp Inc (a)	35,200	852
Western Digital Corp (a)(b)	24,850	720

		1,572

Consulting Services (1.69%)
Accenture Ltd	37,000	1,389
SAIC Inc (a)(b)	95,350	1,812
Watson Wyatt Worldwide Inc	32,200	1,888

		5,089

Containers — Metal & Glass (0.97%)
Owens-Illinois Inc (a)	52,800	2,912

Cosmetics & Toiletries (1.09%)
Avon Products Inc	84,150	3,283

Data Processing & Management (0.59%)
Fidelity National Information Services	49,300	1,778

Dental Supplies & Equipment (0.38%)
Patterson Cos Inc (a)	33,200	1,135

Disposable Medical Products (0.33%)
CR Bard Inc	10,600	998

Diversified Manufacturing Operations (4.28%)
Acuity Brands Inc	32,950	1,576
Cooper Industries Ltd	17,100	725
Eaton Corp	21,200	1,862
Harsco Corp	27,500	1,632
Parker Hannifin Corp	29,500	2,356
SPX Corp	14,450	1,777
See accompanying notes

242

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Tyco International Ltd	63,200	$2,957

		12,885

E-Commerce — Services (0.84%)
NetFlix Inc (a)(b)	27,150	868
Priceline.com Inc (a)(b)	12,950	1,653

		2,521

Electric — Integrated (1.77%)
Constellation Energy Group Inc	40,100	3,394
Edison International	36,950	1,928

		5,322

Electric Products — Miscellaneous (0.43%)
GrafTech International Ltd (a)	30,650	602
Molex Inc	24,400	693

		1,295

Electronic Components — Miscellaneous (0.32%)
Gentex Corp	51,850	969

Electronic Components — Semiconductors (2.83%)
Intersil Corp	49,750	1,329
MEMC Electronic Materials Inc (a)	34,050	2,144
Microchip Technology Inc	60,500	2,224
National Semiconductor Corp	39,350	802
Nvidia Corp (a)	97,675	2,007

		8,506

Electronic Design Automation (0.82%)
Cadence Design Systems Inc (a)	71,450	795
Synopsys Inc (a)	72,000	1,664

		2,459

Electronic Measurement Instruments (0.66%)
Agilent Technologies Inc (a)	65,650	1,983

Energy — Alternate Sources (0.30%)
First Solar Inc (a)	3,100	905

Engineering — Research & Development Services (2.88%)
EMCOR Group Inc (a)	27,350	685
Fluor Corp	8,000	1,223
Jacobs Engineering Group Inc (a)	37,500	3,237
McDermott International Inc (a)	65,800	3,526

		8,671

Engines — Internal Combustion (0.96%)
Cummins Inc	46,300	2,901

Enterprise Software & Services (1.86%)
BMC Software Inc (a)	68,350	2,376
CA Inc	80,100	1,773
Sybase Inc (a)(b)	49,600	1,459

		5,608

Fiduciary Banks (0.94%)
Northern Trust Corp	38,200	2,831

Finance — Investment Banker & Broker (0.66%)
TD Ameritrade Holding Corp (a)(b)	109,400	1,980

Finance — Other Services (1.92%)
FCStone Group Inc (a)	23,450	971
IntercontinentalExchange Inc (a)	20,500	3,181
Nasdaq OMX Group, Inc (a)	44,350	1,616

		5,768

Food — Meat Products (0.52%)
Hormel Foods Corp	39,650	1,563

Food — Miscellaneous/Diversified (1.43%)
ConAgra Foods Inc	51,350	1,210
HJ Heinz Co	41,350	1,946
McCormick & Co Inc/MD	30,200	1,141

		4,297

Footwear & Related Apparel (0.24%)
Deckers Outdoor Corp (a)	5,150	711

Gas — Distribution (0.42%)
Sempra Energy	22,500	1,275

Hospital Beds & Equipment (0.25%)
Kinetic Concepts Inc (a)	19,300	765

Hotels & Motels (1.28%)
Choice Hotels International Inc	62,650	2,161
Starwood Hotels & Resorts Worldwide Inc	32,200	1,681

		3,842

Human Resources (0.26%)
Hewitt Associates Inc (a)	18,850	773

Independent Power Producer (1.01%)
Mirant Corp (a)(b)	73,600	3,026

Industrial Automation & Robots (0.53%)
Rockwell Automation Inc/DE	29,500	1,600

Industrial Gases (0.73%)
Airgas Inc	45,600	2,195

Instruments — Controls (0.73%)
Mettler Toledo International Inc (a)	23,000	2,191
See accompanying notes

243

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Scientific (0.45%)
Applera Corp — Applied Biosystems Group	42,100	$1,343

Internet Infrastructure Equipment (0.25%)
Avocent Corp (a)	38,800	757

Internet Infrastructure Software (0.56%)
Akamai Technologies Inc (a)(b)	46,850	1,676

Internet Security (0.64%)
McAfee Inc (a)	58,050	1,930

Machinery — Construction & Mining (0.95%)
Joy Global Inc	28,200	2,094
Terex Corp (a)	10,850	756

		2,850

Machinery — General Industry (0.52%)
Manitowoc Co Inc/The	18,750	709
Robbing & Myers Inc	21,100	841

		1,550

Machinery — Pumps (0.38%)
Flowserve Corp	9,150	1,135

Medical — Biomedical/Gene (0.56%)
Invitrogen Corp (a)	18,000	1,684

Medical — Drugs (1.79%)
Endo Pharmaceuticals Holdings Inc (a)	63,000	1,564
Forest Laboratories Inc (a)	67,700	2,350
King Pharmaceuticals Inc (a)	113,000	1,061
OSI Pharmaceuticals Inc (a)(b)	11,500	399

		5,374

Medical — HMO (2.79%)
Centene Corp (a)	37,450	688
Cigna Corp	48,150	2,057
Coventry Health Care Inc (a)	43,800	1,959
Health Net Inc (a)	39,750	1,164
Humana Inc (a)	52,550	2,511

		8,379

Medical — Outpatient & Home Medical Care (0.14%)
Lincare Holdings Inc (a)	17,050	415

Medical — Wholesale Drug Distribution (0.41%)
AmerisourceBergen Corp	30,400	1,233

Medical Instruments (2.10%)
Edwards Lifesciences Corp (a)	33,200	1,840
Intuitive Surgical Inc (a)	4,950	1,432
St Jude Medical Inc (a)	69,750	3,053

		6,325

Medical Laboratory & Testing Service (0.64%)
Laboratory Corp of America Holdings (a)	25,550	1,932

Medical Products (0.61%)
Henry Schein Inc (a)	33,150	1,835

Metal — Iron (0.33%)
Cleveland-Cliffs Inc	6,200	994

Metal Processors & Fabrication (0.86%)
Precision Castparts Corp	22,100	2,598

Office Automation & Equipment (0.32%)
Xerox Corp	68,200	953

Oil & Gas Drilling (2.54%)
ENSCO International Inc	50,850	3,241
Noble Corp (b)	78,400	4,412

		7,653

Oil Company — Exploration & Production (3.79%)
Chesapeake Energy Corp	40,000	2,068
Cimarex Energy Co	42,350	2,638
Denbury Resources Inc (a)	50,150	1,533
Noble Energy Inc	31,650	2,753
Unit Corp (a)	37,850	2,404

		11,396

Oil Field Machinery & Equipment (2.07%)
FMC Technologies Inc (a)	20,250	1,361
National Oilwell Varco Inc (a)	70,900	4,853

		6,214

Oil Refining & Marketing (0.98%)
Frontier Oil Corp	22,900	569
Holly Corp	23,400	971
Sunoco Inc	11,550	536
Tesoro Corp	35,250	886

		2,962

Publicly Traded Investment Fund (0.58%)
iShares Russell Midcap Growth Index Fund	16,100	1,747

Quarrying (0.27%)
Compass Minerals International Inc	12,700	800

Racetracks (0.40%)
International Speedway Corp	28,450	1,207

Reinsurance (0.31%)
Endurance Specialty Holdings Ltd	25,500	947

REITS — Healthcare (0.64%)
Ventas Inc	39,600	1,923
See accompanying notes

244

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Regional Malls (0.33%)
Taubman Centers Inc	17,350	$983

REITS — Warehouse & Industrial (1.17%)
Prologis	56,150	3,516

Rental — Auto & Equipment (1.07%)
Aaron Rents Inc	35,900	894
Rent-A-Center Inc/TX (a)	107,950	2,324

		3,218

Retail — Apparel & Shoe (2.64%)
American Eagle Outfitters Inc	63,925	1,174
Buckle Inc/The	35,900	1,744
Coach Inc (a)	102,950	3,662
Gymboree Corp (a)	12,900	558
Urban Outfitters Inc (a)	23,500	805

		7,943

Retail — Auto Parts (0.78%)
Autozone Inc (a)	19,500	2,355

Retail — Computer Equipment (0.61%)
GameStop Corp (a)	33,350	1,836

Retail — Discount (1.17%)
Dollar Tree Inc (a)	26,650	842
TJX Cos Inc	83,550	2,692

		3,534

Retail — Restaurants (2.08%)
CEC Entertainment Inc (a)	57,800	2,150
Yum! Brands Inc	100,850	4,103

		6,253

Savings & Loans — Thrifts (0.47%)
Hudson City Bancorp Inc	73,200	1,400

Semiconductor Component — Integrated Circuits (2.15%)
Analog Devices Inc	46,900	1,511
Emulex Corp (a)	44,850	587
Integrated Device Technology Inc (a)	117,750	1,259
Linear Technology Corp	88,850	3,106

		6,463

Semiconductor Equipment (1.03%)
Lam Research Corp (a)	58,500	2,389
Novellus Systems Inc (a)	32,250	705

		3,094

Steel — Producers (2.06%)
AK Steel Holding Corp	46,000	2,888
Nucor Corp	17,250	1,302
Steel Dynamics Inc	57,200	1,994

		6,184

Telecommunication Equipment (0.27%)
Tellabs Inc (a)	156,900	810

Telecommunication Services (0.30%)
Virgin Media Inc (b)	71,000	916

Telephone — Integrated (0.63%)
Windstream Corp	160,600	1,885

Therapeutics (0.80%)
Warner Chilcott Ltd (a)	139,450	2,400

Tobacco (0.31%)
Reynolds American Inc	17,450	940

Toys (1.47%)
Hasbro Inc	40,400	1,437
Marvel Entertainment Inc (a)(b)	103,700	2,975

		4,412

Transport — Marine (1.48%)
Kirby Corp (a)	43,000	2,358
Tidewater Inc	32,300	2,107

		4,465

Transport — Rail (0.83%)
CSX Corp	39,800	2,505

Transport — Services (0.56%)
Ryder System Inc	24,750	1,695

Vitamins & Nutrition Products (0.45%)
Herbalife Ltd	31,000	1,357

Wireless Equipment (0.73%)
American Tower Corp (a)	50,600	2,197

TOTAL COMMON STOCKS		$299,444

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (3.06%)
Finance — Investment Banker & Broker (3.06%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $9,292,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$9,193	$9,192

TOTAL REPURCHASE AGREEMENTS		$9,192

Total Investments		$308,636
Liabilities in Excess of Other Assets, Net — (2.62)%		(7,873)

TOTAL NET ASSETS — 100.00%		$300,763

See accompanying notes

245

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$32,114
Unrealized Depreciation	(15,580)

Net Unrealized Appreciation (Depreciation)	16,534
Cost for federal income tax purposes	292,102
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.79%
Industrial	19.68%
Technology	12.98%
Consumer, Cyclical	12.81%
Energy	10.68%
Financial	9.49%
Communications	6.20%
Basic Materials	5.21%
Utilities	3.20%
Funds	0.58%
Liabilities in Excess of Other Assets, Net	(2.62%)

TOTAL NET ASSETS	100.00%

See accompanying notes

246

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.87%)
Aerospace & Defense (0.16%)
Empresa Brasileira de Aeronautica SA ADR	4,678	$195
Spirit Aerosystems Holdings Inc (a)	24,200	706

		901

Agricultural Chemicals (0.72%)
Mosaic Co/The (a)	33,000	4,043

Airlines (0.61%)
Northwest Airlines Corp (a)	300,800	2,906
Skywest Inc	28,500	542

		3,448

Appliances (0.25%)
Whirlpool Corp	19,505	1,420

Auto/Truck Parts & Equipment — Original (1.68%)
Autoliv Inc	71,678	4,389
TRW Automotive Holdings Corp (a)	133,200	3,405
WABCO Holdings Inc	35,200	1,681

		9,475

Beverages — Non-Alcoholic (0.73%)
Pepsi Bottling Group Inc	122,900	4,143

Beverages — Wine & Spirits (0.34%)
Constellation Brands Inc (a)	106,031	1,947

Building — Heavy Construction (0.62%)
Chicago Bridge & Iron Co NV	52,596	2,095
Granite Construction Inc	40,400	1,386

		3,481

Building — Residential & Commercial (0.52%)
NVR Inc(a)	4,751	2,915

Building & Construction Products — Miscellaneous (0.13%)
Owens Coming Inc (a)	33,900	716

Chemicals — Diversified (1.23%)
Celanese Corp	86,600	3,875
PPG Industries Inc	50,200	3,081

		6,956

Chemicals — Specialty (1.80%)
Ashland Inc	84,200	4,464
Eastman Chemical Co	51,800	3,808
Lubrizol Corp	32,600	1,901

		10,173

Commercial Banks (2.85%)
BOK Financial Corp	11,000	628
City National Corp/CA	55,700	2,702
Colonial BancGroup Inc/The (b)	128,400	1,045
M&T Bank Corp	10,700	997
Marshall & Ilsley Corp	21,900	547
UnionBanCal Corp	59,200	3,109
United Bankshares Inc	46,600	1,356
Webster Financial Corp	121,600	3,168
Zions Bancorporation (b)	54,500	2,526

		16,078

Commercial Services (0.93%)
Convergys Corp (a)	186,400	2,930
PHH Corp (a)	117,000	2,297

		5,227

Computer Services (2.54%)
Affiliated Computer Services Inc (a)	44,300	2,347
Computer Sciences Corp (a)	112,600	4,908
Electronic Data Systems Corp	240,900	4,471
Unisys Corp (a)	625,456	2,602

		14,328

Computers — Integrated Systems (0.35%)
Teradata Corp (a)	91,700	1,952

Computers — Memory Devices (0.94%)
Western Digital Corp (a)	183,800	5,328

Containers — Metal & Glass (0.39%)
Owens-Illinois Inc (a)	40,000	2,206

Containers — Paper & Plastic (0.40%)
Sonoco Products Co	68,800	2,267

Distribution & Wholesale (0.28%)
Ingram Micro Inc (a)	93,600	1,592

Diversified Manufacturing Operations (1.75%)
Eaton Corp	88,645	7,786
Teleflex Inc	37,500	2,066

		9,852

Diversified Minerals (0.32%)
Teck Cominco Ltd	41,300	1,804

Electric — Integrated (9.70%)
Alliant Energy Corp	42,100	1,586
American Electric Power Co Inc	175,200	7,819
Consolidated Edison Inc	106,300	4,422
Constellation Energy Group Inc	41,000	3,471
DPL Inc	61,596	1,714
Edison International	125,612	6,553
Entergy Corp	12,600	1,447
FirstEnergy Corp	34,900	2,640
MDU Resources Group Inc	172,600	4,983
Northeast Utilities	144,100	3,793
See accompanying notes

247

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Electric — Integrated (continued)
PG&E Corp	86,900	$3,476
Pinnacle West Capital Corp	109,700	3,723
Portland General Electric Co	109,500	2,628
PPL Corp	42,400	2,036
Xcel Energy Inc	211,100	4,391

		54,682

Electric Products — Miscellaneous (0.36%)
Molex Inc	71,700	2,035

Electronic Components — Miscellaneous (1.25%)
Jabil Circuit Inc	355,547	3,868
Sanmina-SCI Corp (a)	1,186,153	1,839
Vishay Intertechnology Inc (a)	143,100	1,352

		7,059

Electronic Components — Semiconductors (0.26%)
International Rectifier Corp (a)	64,159	1,460

Electronic Design Automation (0.21%)
Cadence Design Systems Inc (a)	104,800	1,166

Electronic Parts Distribution (0.25%)
Avnet Inc (a)	54,400	1,425

Electronics — Military (0.10%)
L-3 Communications Holdings Inc	5,300	591

Engineering — Research & Development Services (2.17%)
EMCOR Group Inc (a)	114,000	2,857
KBR Inc	135,900	3,919
McDermott International Inc (a)	23,400	1,254
URS Corp (a)	103,800	4,187

		12,217

Fiduciary Banks (0.90%)
Northern Trust Corp	68,600	5,084

Finance — Investment Banker & Broker (0.82%)
Jefferies Group Inc	125,700	2,363
Morgan Stanley	46,600	2,265

		4,628

Food — Meat Products (0.95%)
Hormel Foods Corp	95,700	3,772
Smithfield Foods Inc (a)	55,100	1,580

		5,352

Food — Miscellaneous/Diversified (0.39%)
ConAgra Foods Inc	92,500	2,179

Food — Retail (2.23%)
Safeway Inc	227,900	7,202
SUPERVALU Inc	162,600	5,382

		12,584

Footwear & Related Apparel (0.16%)
Wolverine World Wide Inc	31,648	910

Gas — Distribution (2.16%)
Atmos Energy Corp	136,901	3,790
Energen Corp	46,802	3,194
NiSource Inc	34,200	612
Sempra Energy	51,900	2,941
Southwest Gas Corp	56,300	1,625

		12,162

Independent Power Producer (0.91%)
Dynegy Inc (a)	208,400	1,796
Mirant Corp (a)	26,212	1,078
NRG Energy Inc (a)	51,286	2,254

		5,128

Insurance Brokers (0.21%)
Arthur J Gallagher & Co	49,300	1,211

Internet Security (0.07%)
Check Point Software Technologies Ltd (a)	16,218	383

Investment Management & Advisory Services (1.39%)
Invesco Ltd	26,900	690
Legg Mason Inc	63,726	3,841
Waddell & Reed Financial Inc	97,600	3,305

		7,836

Leisure & Recreation Products (0.50%)
Brunswick Corp/DE	168,500	2,811

Life & Health Insurance (1.09%)
Phoenix Cos Inc/The	30,400	395
Protective Life Corp	53,600	2,285
Reinsurance Group of America Inc	12,500	650
StanCorp Financial Group Inc	55,100	2,823

		6,153

Machinery — Construction & Mining (0.60%)
Terex Corp (a)	48,906	3,408

Machinery — General Industry (0.73%)
Gardner Denver Inc (a)	88,300	4,101

Machinery — Pumps (0.65%)
Flowserve Corp	29,600	3,673

Medical — Drugs (0.99%)
Endo Pharmaceuticals Holdings Inc (a)	47,200	1,172
King Pharmaceuticals Inc (a)	411,300	3,862
See accompanying notes

248

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Shire PLC ADR	9,720	$534

		5,568

Medical — HMO (0.84%)
Aetna Inc	28,005	1,221
AMERIGROUP Corp(a)	52,400	1,362
Cigna Corp	34,100	1,456
Coventry Health Care Inc (a)	16,181	724

		4,763

Medical — Hospitals (0.72%)
Universal Health Services Inc	64,400	4,034

Medical Products (0.09%)
Covidien Ltd	10,700	500

Metal — Diversified (0.60%)
Freeport-McMoRan Copper & Gold Inc	29,900	3,401

Metal — Iron (0.40%)
Cleveland-Cliffs Inc	14,100	2,262

Metal Processors & Fabrication (1.54%)
Commercial Metals Co	130,300	4,057
Timken Co	128,600	4,649

		8,706

Motorcycle/Motor Scooter (0.29%)
Harley-Davidson Inc	42,264	1,617

Multi — Line Insurance (4.27%)
American Financial Group Inc/OH	132,100	3,622
Assurant Inc	45,200	2,938
Cincinnati Financial Corp	132,600	4,760
CNA Financial Corp	128,700	3,451
Hanover Insurance Group Inc/The	80,000	3,591
HCC Insurance Holdings Inc	27,400	676
XL Capital Ltd	144,800	5,052

		24,090

Multimedia (0.39%)
McGraw-Hill Cos Inc/The	53,600	2,197

Networking Products (0.35%)
Anixter International Inc (a)	34,700	1,977

Office Furnishings — Original (0.21%)
Steelcase Inc	106,200	1,177

Oil — Field Services (0.29%)
Oceaneering International Inc (a)	24,500	1,636

Oil & Gas Drilling (0.54%)
Noble Corp	35,400	1,992
Patterson-UTI Energy Inc	37,900	1,059

		3,051

Oil Company — Exploration & Production (3.00%)
Canadian Natural Resources Ltd	18,217	1,549
Denbury Resources Inc (a)	52,914	1,617
Forest Oil Corp (a)	24,900	1,467
Southwestern Energy Co (a)	35,374	1,497
Talisman Energy Inc	63,580	1,296
Unit Corp (a)	43,700	2,775
W&T Offshore Inc	95,700	3,914
Whiting Petroleum Corp (a)	26,700	2,043
XTO Energy Inc	12,573	778

		16,936

Oil Company — Integrated (3.40%)
Hess Corp	106,300	11,289
Murphy Oil Corp	87,000	7,860

		19,149

Oil Field Machinery & Equipment (0.44%)
National Oilwell Varco Inc (a)	36,400	2,492

Oil Refining & Marketing (0.21%)
Sunoco Inc	25,226	1,171

Paper & Related Products (1.25%)
Domtar Corp(a)	496,100	2,962
Rayonier Inc	97,100	4,081

		7,043

Pipelines (1.74%)
Oneok Inc	95,200	4,581
Spectra Energy Corp	211,300	5,219

		9,800

Printing — Commercial (0.51%)
RR Donnelley & Sons Co	94,200	2,886

Property & Casualty Insurance (2.07%)
Arch Capital Group Ltd (a)	60,824	4,297
Markel Corp(a)	1,200	521
OneBeacon Insurance Group Ltd	36,775	723
WR Berkley Corp	239,500	6,153

		11,694

Publishing — Books (0.25%)
Scholastic Corp (a)	50,000	1,407

Publishing — Newspapers (0.28%)
Washington Post Co/The	2,400	1,573

Racetracks (0.38%)
International Speedway Corp	43,450	1,843
See accompanying notes

249

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Racetracks (continued)
Speedway Motorsports Inc	12,500	$326

		2,169

Regional Banks (1.30%)
Huntington Bancshares Inc/OH	198,802	1,867
Keycorp	225,700	5,446

		7,313

Reinsurance (3.14%)
Allied World Assurance Co Holdings Ltd	37,500	1,546
Axis Capital Holdings Ltd	129,300	4,385
Everest Re Group Ltd	51,400	4,644
Odyssey Re Holdings Corp	57,700	2,064
RenaissanceRe Holdings Ltd	78,000	4,012
Transatlantic Holdings Inc	16,000	1,038

		17,689

REITS — Apartments (0.86%)
Apartment Investment & Management Co	108,466	4,011
Equity Residential	19,700	818

		4,829

REITS — Diversified (3.02%)
Colonial Properties Trust	97,300	2,358
Duke Realty Corp	145,700	3,558
Liberty Property Trust	99,317	3,479
Vornado Realty Trust	82,200	7,652

		17,047

REITS — Healthcare (0.20%)
Ventas Inc	22,900	1,112

REITS — Hotels (0.91%)
Hospitality Properties Trust	117,300	3,769
Strategic Hotels & Resorts Inc	19,400	279
Sunstone Hotel Investors Inc	56,800	1,061

		5,109

REITS — Mortgage (0.44%)
Annaly Capital Management Inc	147,000	2,464

REITS — Office Property (2.50%)
Boston Properties Inc	45,700	4,592
Douglas Emmett Inc	148,900	3,538
HRPT Properties Trust	161,700	1,120
Mack-Cali Realty Corp	124,800	4,870

		14,120

REITS — Regional Malls (0.27%)
CBL& Associates Properties Inc	61,800	1,513

REITS — Shopping Centers (0.36%)
Developers Diversified Realty Corp	46,675	2,005

REITS — Warehouse & Industrial (1.42%)
AMB Property Corp	16,900	976
EastGroup Properties Inc	44,073	2,103
Prologis	78,300	4,902

		7,981

Rental — Auto & Equipment (0.63%)
United Rentals Inc (a)	189,800	3,576

Retail — Apparel & Shoe (0.43%)
Abercrombie & Fitch Co	4,300	319
Columbia Sportswear Co (b)	40,100	1,683
Foot Locker Inc	35,338	447

		2,449

Retail — Automobile (0.85%)
AutoNation Inc (a)	254,000	4,066
Penske Auto Group Inc	34,400	720

		4,786

Retail — Discount (0.14%)
TJX Cos Inc	24,182	779

Retail — Major Department Store (0.33%)
JC Penney Co Inc	43,800	1,861

Retail — Pawn Shops (0.50%)
Cash America International Inc	69,100	2,819

Retail — Regional Department Store (0.42%)
Macy’s Inc	93,900	2,375

Retail — Restaurants (0.47%)
Brinker International Inc	47,800	1,085
Darden Restaurants Inc	44,300	1,576

		2,661

Savings & Loans — Thrifts (0.12%)
Sovereign Bancorp Inc	89,700	670

Steel — Producers (1.57%)
Steel Dynamics Inc	159,000	5,541
United States Steel Corp	21,500	3,310

		8,851

Telecommunication Equipment (0.89%)
Arris Group Inc (a)	162,318	1,315
Plantronics Inc	51,300	1,278
Tellabs Inc(a)	472,600	2,438

		5,031

Telecommunication Services (1.21%)
Embarq Corp	118,600	4,930
Virgin Media Inc (b)	145,700	1,880

		6,810

See accompanying notes

250

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (1.07%)
CenturyTel Inc	117,900	$3,826
Telephone & Data Systems Inc	58,300	2,233

		6,059

Tobacco (0.17%)
Loews Corp-Carolina Group	14,700	965

Toys (0.20%)
Hasbro Inc	31,200	1,109

Transport — Air Freight (0.19%)
Atlas Air Worldwide Holdings Inc (a)	17,692	1,074

Transport — Marine (1.82%)
Overseas Shipholding Group Inc	61,000	4,591
Ship Finance International Ltd (b)	68,203	2,068
Teekay Corp	78,700	3,592

		10,251

Transport — Truck (0.41%)
Forward Air Corp	42,100	1,435
Heartland Express Inc (b)	58,300	902

		2,337

Vitamins & Nutrition Products (0.38%)
NBTY Inc(a)	75,400	2,122

TOTAL COMMON STOCKS		$557,556

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.21%)
Finance — Investment Banker & Broker (0.38%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $2,137,000; 0.00%-7.625%; dated 05/12/08-03/14/36) (c)	$2,114	$2,114

Money Center Banks (0.83%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $4,738,000; 0.00%-5.50%; dated 05/09/08-04/18/19) (c)	4,684	4,684

TOTAL REPURCHASE AGREEMENTS		$6,798

Total Investments		$564,354
Liabilities in Excess of Other Assets, Net — (0.08)%		(432)

TOTAL NET ASSETS — 100.00%		$563,922

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,156
Unrealized Depreciation	(50,253)

Net Unrealized Appreciation (Depreciation)	(9,097)
Cost for federal income tax purposes	573,451
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	29.33%
Industrial	13.53%
Utilities	12.76%
Energy	9.62%
Consumer, Cyclical	9.18%
Consumer, Non-cyclical	8.95%
Basic Materials	7.90%
Communications	4.51%
Technology	4.30%
Liabilities in Excess of Other Assets, Net	(0.08%)

TOTAL NET ASSETS	100.00%

See accompanying notes

251

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.77%)
Aerospace & Defense Equipment (1.94%)
AAR Corp (a)	209,728	$4,907
BE Aerospace Inc (a)	107,129	4,324
DRS Technologies Inc	23,557	1,471

		10,702

Agricultural Chemicals (0.01%)
Intrepid Potash Inc (a)	1,435	68

Alternative Waste Tech (0.90%)
Darling International Inc (a)(b)	326,208	4,981

Applications Software (2.99%)
Callidus Software Inc (a)	105,844	552
EPIQ Systems Inc (a)(b)	47,034	726
Moldflow Corp (a)	83,820	1,656
Nuance Communications Inc (a)(b)	443,774	9,000
Progress Software Corp (a)	99,523	3,009
Verint Systems Inc (a)	77,133	1,539

		16,482

Auto/Truck Parts & Equipment — Original (0.21%)
Amerigon Inc (a)	33,316	489
Wonder Auto Technology Inc (a)	88,918	677

		1,166

Auto/Truck Parts & Equipment — Replacement (0.14%)
Exide Technologies (a)(b)	51,618	753

Batteries & Battery Systems (0.20%)
Energy Conversion Devices Inc (a)(b)	33,890	1,104

Building & Construction — Miscellaneous (0.18%)
Layne Christensen Co (a)	23,596	1,007

Cellular Telecommunications (0.12%)
Centennial Communications Corp (a)	107,748	653

Chemicals — Specialty (0.24%)
Terra Industries Inc (a)	34,350	1,301

Commercial Banks (1.91%)
Prosperity Bancshares Inc	88,400	2,738
SVB Financial Group (a)(b)	77,785	3,785
Texas Capital Bancshares Inc (a)	128,974	2,380
UCBH Holdings Inc	129,981	946
Virginia Commerce Bancorp (a)(b)	37,913	267
Wilshire Bancorp Inc	47,800	394

		10,510

Commercial Services (1.23%)
Healthcare Services Group	112,750	1,721
HMS Holdings Corp (a)	45,092	1,162
TeleTech Holdings Inc (a)	170,100	3,900

		6,783

Computer Aided Design (1.06%)
Ansys Inc (a)	145,327	5,847

Computer Services (0.25%)
BluePhoenix Solutions Ltd (a)(b)	53,880	461
iGate Corp (a)(b)	82,081	667
Starlims Technologies Ltd (a)	34,942	245

		1,373

Computer Software (0.13%)
Omniture Inc (a)(b)	30,521	697

Computers — Integrated Systems (1.93%)
Brocade Communications Systems Inc (a)	339,710	2,432
Micros Systems Inc (a)	170,262	6,070
Stratasys Inc (a)(b)	111,400	2,166

		10,668

Computers — Memory Devices (0.17%)
Data Domain Inc (a)(b)	42,949	934

Computers — Peripheral Equipment (0.33%)
Compellent Technologies Inc (a)(b)	71,800	916
Icad Inc (a)	173,056	550
Rimage Corp(a)(b)	19,601	350

		1,816

Consulting Services (0.91%)
CRA International Inc (a)(b)	64,286	2,216
FTI Consulting Inc (a)	44,186	2,828

		5,044

Containers — Metal & Glass (0.32%)
Greif Inc	27,370	1,768

Cosmetics & Toiletries (1.30%)
Bare Escentuals Inc (a)(b)	110,505	2,521
Chattem Inc (a)(b)	66,400	4,640

		7,161

Data Processing & Management (0.54%)
FalconStor Software Inc (a)(b)	366,876	2,990

Decision Support Software (0.82%)
DemandTec Inc (a)(b)	47,992	371
Interactive Intelligence Inc (a)	115,895	1,471
SPSS Inc (a)(b)	63,408	2,678

		4,520

Diagnostic Equipment (0.61%)
Gen-Probe Inc (a)	36,487	2,056
See accompanying notes

252

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diagnostic Equipment (continued)
Hansen Medical Inc (a)(b)	75,000	$1,309

		3,365

Diagnostic Kits (0.26%)
Medtox Scientific Inc (a)	31,391	501
Meridian Bioscience Inc	35,100	945

		1,446

Disposable Medical Products (0.26%)
Volcano Corp (a)	123,481	1,461

Distribution & Wholesale (1.15%)
Beacon Roofing Supply Inc (a)(b)	60,545	645
Chindex International Inc (a)(b)	34,854	854
LKQ Corp(a)	221,746	4,825

		6,324

Diversified Manufacturing Operations (1.61%)
Actuant Corp	14,550	493
Ameron International Corp	8,384	828
Barnes Group Inc	27,867	727
ESCO Technologies Inc (a)(b)	80,599	3,753
Koppers Holdings Inc	51,740	2,506
Lydall Inc (a)	51,305	598

		8,905

E-Commerce — Products (0.15%)
l-800-FLOWERS.COM Inc (a)	94,569	834

Educational Software (1.01%)
Blackboard Inc (a)	123,478	4,265
SkillSoft PLC ADR (a)	131,787	1,324

		5,589

Electronic Components — Miscellaneous (0.62%)
Technitrol Inc	163,563	3,435

Electronic Components — Semiconductors (3.58%)
Advanced Analogic Technologies Inc (a)	369,381	2,556
AXT Inc (a)	146,472	696
Diodes Inc (a)(b)	116,945	3,162
Emcore Corp (a)(b)	77,951	482
Microsemi Corp (a)(b)	371,306	9,097
Monolithic Power Systems Inc (a)	50,950	1,167
Rubicon Technology Inc (a)(b)	35,527	784
Skyworks Solutions Inc (a)(b)	207,300	1,801

		19,745

Electronic Design Automation (0.67%)
Ansoft Corp (a)	111,468	3,696

Electronic Measurement Instruments (1.32%)
Analogic Corp	19,928	1,147
Flir Systems Inc (a)(b)	99,912	3,430
Itron Inc (a)(b)	21,895	2,038
LeCroy Corp (a)	81,325	655

		7,270

Electronic Security Devices (0.35%)
Taser International Inc (a)(b)	261,571	1,951

Energy — Alternate Sources (0.32%)
Evergreen Solar Inc (a)(b)	42,536	365
FuelCell Energy Inc (a)(b)	100,501	887
Headwaters Inc (a)(b)	47,289	541

		1,793

Engineering — Research & Development Services (0.57%)
EMCOR Group Inc (a)	124,422	3,118

Enterprise Software & Services (2.21%)
Concur Technologies Inc (a)(b)	28,728	952
Lawson Software Inc (a)	155,250	1,241
Omnicell Inc (a)(b)	160,100	1,924
Taleo Corp (a)	33,518	654
Ultimate Software Group Inc (a)(b)	226,812	7,437

		12,208

E-Services — Consulting (0.39%)
GSI Commerce Inc (a)(b)	154,271	2,147

Finance — Consumer Loans (0.14%)
Portfolio Recovery Associates Inc (b)	18,007	792

Firearms & Ammunition (0.39%)
Smith & Wesson Holding Corp (a)(b)	284,908	2,137

Food — Miscellaneous/Diversified (1.38%)
Chiquita Brands International Inc (a)(b)	242,681	5,521
Diamond Foods Inc	68,957	1,473
Hain Celestial Group Inc (a)(b)	25,644	633

		7,627

Footwear & Related Apparel (0.73%)
CROCS Inc (a)(b)	46,150	471
Iconix Brand Group Inc (a)(b)	223,921	3,565

		4,036

Health Care Cost Containment (0.13%)
Transcend Services Inc (a)	57,861	717

Hotels & Motels (0.09%)
Orient-Express Hotels Ltd	10,880	506

Housewares (0.04%)
Lifetime Brands Inc	28,561	243
See accompanying notes

253

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Human Resources (0.77%)
Emergency Medical Services Corp (a)(b)	62,880	$1,419
Kenexa Corp (a)(b)	29,880	522
SuccessFactors Inc (a)(b)	70,272	776
TrueBlue Inc (a)(b)	120,021	1,528

		4,245

Identification Systems — Development (0.10%)
L-l Identity Solutions Inc (a)(b)	39,608	571

Industrial Automation & Robots (0.14%)
Hurco Cos Inc(a)	16,820	770

Industrial Gases (0.93%)
Airgas Inc	106,613	5,131

Instruments — Scientific (0.11%)
FEI Co (a)(b)	28,910	632

Internet Application Software (0.16%)
Cybersource Corp (a)	47,755	867

Internet Content — Entertainment (0.16%)
Shanda Interactive Entertainment Ltd ADR (a)	25,547	876

Internet Content — Information & News (0.47%)
LoopNet Inc (a)(b)	83,351	941
TheStreet.com Inc	209,311	1,635

		2,576

Internet Incubators (0.34%)
Internet Capital Group Inc (a)(b)	186,390	1,873

Internet Infrastructure Software (0.20%)
AsiaInfo Holdings Inc (a)(b)	89,806	1,093

Internet Security (0.38%)
Blue Coat Systems Inc (a)	99,600	2,103

Internet Telephony (0.17%)
j2 Global Communications Inc (a)(b)	42,990	920

Lasers — Systems & Components (1.00%)
II-VI Inc (a)	148,149	5,502

Machinery — Construction & Mining (0.76%)
Bucyrus International Inc	33,343	4,199

Machinery — General Industry (1.76%)
DXP Enterprises Inc (a)	19,861	820
Middleby Corp (a)(b)	61,142	3,836
Wabtec Corp	117,950	5,058

		9,714

Machinery — Print Trade (0.10%)
Presstek Inc (a)(b)	114,421	546

Machinery Tools & Related Products (0.45%)
Kennametal Inc	71,750	2,495

Medical — Biomedical/Gene (5.93%)
Alexion Pharmaceuticals Inc (a)	36,822	2,591
AMAG Pharmaceuticals Inc (a)(b)	25,800	1,059
Applera Corp — Celera Group (a)	72,753	973
BioMimetic Therapeutics Inc (a)	39,500	388
Genomic Health Inc (a)(b)	60,100	1,293
Illumina Inc (a)(b)	58,974	4,593
Integra LifeSciences Holdings Corp (a)(b)	72,500	3,072
Lifecell Corp (a)(b)	146,784	7,454
Martek Biosciences Corp (a)	13,780	486
Myriad Genetics Inc (a)(b)	71,693	2,978
Regeneron Pharmaceuticals Inc (a)	60,600	1,189
RTI Biologies Inc (a)	98,595	1,000
Sangamo Biosciences Inc (a)(b)	221,066	2,819
Seattle Genetics Inc/WA (a)(b)	126,550	1,286
Sequenom Inc (a)	68,640	434
Third Wave Technologies Inc (a)	126,902	1,119

		32,734

Medical — Drugs (0.97%)
Array Biopharma Inc (a)(b)	129,400	805
Auxilium Pharmaceuticals Inc (a)(b)	98,550	3,030
Indevus Pharmaceuticals Inc (a)	19,140	92
Sirtris Pharmaceuticals Inc (a)(b)	63,107	1,411
		5,338

Medical — Generic Drugs (0.40%)
Perrigo Co	53,900	2,209

Medical — Outpatient & Home Medical Care (0.24%)
Res-Care Inc (a)	79,700	1,298

Medical Information Systems (0.93%)
AMICAS Inc (a)	239,336	491
Phase Forward Inc (a)	251,139	4,621

		5,112

Medical Instruments (1.96%)
Abaxis Inc (a)	85,300	2,173
Arthrocare Corp (a)(b)	22,978	1,035
Bruker BioSciences Corp(a)(b)	57,405	696
Cepheid Inc (a)(b)	116,845	2,287
Micrus Endovascular Corp (a)(b)	92,059	1,048
NuVasive Inc (a)	28,720	1,096
Symmetry Medical Inc (a)	47,825	671
Thoratec Corp (a)	111,390	1,781

		10,787

See accompanying notes

254

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laboratory & Testing Service (1.08%)
Bio-Reference Labs Inc (a)(b)	97,247	$2,449
Icon Plc ADR (a)	48,800	3,513

		5,962

Medical Laser Systems (0.06%)
Biolase Technology Inc (a)(b)	119,914	312

Medical Products (0.95%)
Alphatec Holdings Inc (a)	30,530	147
Cantel Medical Corp (a)	36,552	349
Cyberonics lnc (a)	7,780	123
Haemonetics Corp (a)	28,350	1,623
Luminex Corp (a)(b)	43,161	842
Sonic Innovations Inc (a)(b)	117,717	504
TomoTherapy Inc (a)(b)	42,800	418
Wright Medical Group Inc (a)	43,528	1,215

		5,221

Metal Processors & Fabrication (0.70%)
Kaydon Corp	15,458	810
Ladish Co Inc (a)	101,540	3,052

		3,862

Miscellaneous Manufacturers (0.12%)
American Railcar Industries Inc	18,604	384
China Fire & Security Group Inc (a)(b)	30,187	256

		640

Multimedia (0.79%)
Factset Research Systems Inc (b)	72,809	4,371

Networking Products (0.65%)
Atheros Communications Inc (a)(b)	40,046	1,066
Ixia (a)	291,340	2,066
Netgear Inc (a)	27,261	442

		3,574

Oil — Field Services (2.40%)
Cal Dive International Inc (a)	49,370	602
Core Laboratories NV (a)	28,922	3,623
Hornbeck Offshore Services Inc (a)(b)	58,753	2,930
Tetra Technologies Inc (a)	185,967	3,024
Willbros Group Inc (a)(b)	85,163	3,074

		13,253

Oil Company — Exploration & Production (3.38%)
Carrizo Oil & Gas Inc (a)	21,621	1,373
GMX Resources Inc (a)	17,252	627
Penn Virginia Corp	54,283	2,850
PetroHawk Energy Corp (a)(b)	285,972	6,759
Quicksilver Resources Inc (a)(b)	45,354	1,882
Rex Energy Corp (a)	115,100	2,498
Whiting Petroleum Corp (a)	34,496	2,639

		18,628

Oil Field Machinery & Equipment (1.69%)
Complete Production Services Inc (a)(b)	163,970	4,429
Mitcham Industries Inc (a)	79,174	1,480
T-3 Energy Services Inc (a)	64,500	3,406

		9,315

Patient Monitoring Equipment (0.27%)
Masimo Corp (a)	50,851	1,482

Pharmacy Services (0.13%)
BioScrip Inc (a)	126,901	698

Physical Therapy & Rehabilitation Centers (0.55%)
Psychiatric Solutions Inc (a)(b)	87,375	3,033

Physician Practice Management (1.43%)
Pediarix Medical Group Inc (a)	116,001	7,890

Power Converter & Supply Equipment (0.13%)
Powell Industries Inc (a)	16,720	703

Private Corrections (0.15%)
Geo Group Inc/The (a)(b)	31,595	836

Property & Casualty Insurance (0.17%)
PMA Capital Corp (a)	38,865	361
United America Indemnity Ltd (a)	35,931	555

		916

Publicly Traded Investment Fund (0.51%)
iShares Russell 2000 Growth Index Fund (b)	36,700	2,815

Reinsurance (0.11%)
Argo Group International Holdings Ltd (a)	16,882	605

REITS — Healthcare (0.76%)
Ventas Inc	86,112	4,182

REITS — Office Property (0.30%)
BioMed Realty Trust Inc	63,394	1,648

REITS — Single Tenant (0.26%)
National Retail Properties Inc	63,830	1,462

Research & Development (1.79%)
Kendle International Inc (a)(b)	127,215	5,431
Parexel International Corp (a)	174,540	4,433

		9,864

See accompanying notes

255

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Respiratory Products (0.31%)
Resmed Inc (a)(b)	39,188	$1,690

Retail — Apparel & Shoe (3.53%)
Aeropostale Inc (a)	173,350	5,511
Charlotte Russe Holding Inc (a)	94,600	1,502
Childrens Place Retail Stores Inc/The (a)(b)	75,969	1,766
Gymboree Corp (a)	69,500	3,004
J Crew Group Inc (a)	16,400	779
Phillips-Van Heusen Corp	112,902	4,766
Wet Seal Inc/The (a)	625,645	2,171

		19,499

Retail — Discount (0.16%)
99 Cents Only Stores (a)(b)	95,552	909

Retail — Home Furnishings (0.13%)
Pier 1 Imports Inc (a)(b)	89,870	701

Retail — Perfume & Cosmetics (0.18%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	69,172	979

Retail — Restaurants (2.02%)
California Pizza Kitchen Inc (a)(b)	167,433	2,610
CKE Restaurants Inc	230,532	2,419
Red Robin Gourmet Burgers Inc (a)(b)	82,500	3,389
Texas Roadhouse Inc (a)(b)	231,700	2,734

		11,152

Rubber & Plastic Products (0.23%)
Myers Industries Inc	102,766	1,293

Satellite Telecommunications (0.14%)
GeoEye Inc (a)	32,400	746

Schools (0.37%)
Capella Education Co (a)	16,126	1,040
Corinthian Colleges Inc (a)(b)	87,637	995

		2,035

Seismic Data Collection (0.68%)
ION Geophysical Corp (a)(b)	235,400	3,750

Semiconductor Component — Integrated Circuits (1.34%)
Anadigics Inc (a)(b)	82,072	916
Hittite Microwave Corp (a)	62,800	2,493
Power Integrations Inc (a)	108,125	3,370
Standard Microsystems Corp (a)	21,317	632

		7,411

Semiconductor Equipment (0.54%)
Amtech Systems Inc (a)	55,172	686
BTU International Inc (a)	43,712	426
LTX Corp (a)	197,153	572
Varian Semiconductor Equipment Associates Inc (a)	35,877	1,314

		2,998

Software Tools (0.20%)
ArcSight Inc (a)	144,100	1,108

Steel — Producers (1.52%)
Steel Dynamics Inc	240,212	8,371

Superconductor Production & Systems (0.17%)
American Superconductor Corp (a)(b)	36,770	930

Telecommunication Equipment (1.40%)
Comtech Telecommunications Corp (a)	71,200	2,758
Nice Systems Ltd ADR (a)	156,817	4,993

		7,751

Telecommunication Equipment — Fiber Optics (0.45%)
Harmonic Inc (a)	300,265	2,483

Telecommunication Services (1.50%)
Cbeyond Inc (a)(b)	98,500	1,944
Knology Inc (a)(b)	60,603	777
NeuStar Inc (a)(b)	53,418	1,470
Neutral Tandem Inc (a)	184,922	3,556
PAETEC Holding Corp (a)(b)	66,667	514

		8,261

Theaters (0.11%)
National CineMedia Inc	30,900	592

Therapeutics (1.40%)
BioMarin Pharmaceutical Inc (a)(b)	151,960	5,541
Isis Pharmaceuticals Inc (a)(b)	89,886	1,059
United Therapeutics Corp (a)	13,200	1,115

		7,715

Toys (0.88%)
Jakks Pacific Inc (a)	24,002	564
Marvel Entertainment Inc (a)(b)	149,260	4,282

		4,846

Transactional Software (0.61%)
Bottomline Technologies Inc (a)	58,933	628
Innerworkings Inc (a)(b)	205,700	2,764

		3,392

Transport-Marine (0.50%)
Genco Shipping & Trading Ltd (b)	40,700	2,753

Transport-Services (1.04%)
HUB Group Inc (a)	175,900	5,750
See accompanying notes

256

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Truck (1.43%)
Landstar System Inc	106,590	$5,538
Old Dominion Freight Line Inc (a)	76,710	2,355

		7,893

Veterinary Diagnostics (0.77%)
Animal Health International Inc (a)	67,212	591
Neogen Corp (a)	30,688	771
VCAAntech Inc (a)	89,477	2,896

		4,258

Web Hosting & Design (0.25%)
NaviSite Inc (a)	159,452	620
NIC Inc	119,009	771

		1,391

Web Portals (0.26%)
United Online Inc	132,460	1,415

Wireless Equipment (2.03%)
Ceragon Networks Ltd (a)	153,600	1,254
Globecomm Systems Inc (a)	88,083	782
SBA Communications Corp (a)	189,550	6,130
Sierra Wireless Inc (a)(b)	42,288	791
Viasat Inc (a)	102,000	2,254

		11,211

TOTAL COMMON STOCKS		$533,819

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (22.90%)
Finance — Investment Banker & Broker (22.90%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $127,740,000; 0.00%-7.625%; dated 05/12/08-03/14/36) (c)	$126,370	$126,363

TOTAL REPURCHASE AGREEMENTS		$126,363

Total Investments		$660,182
Liabilities in Excess of Other Assets, Net — (19.67)%		(108,524)

TOTAL NET ASSETS — 100.00%		$551,658

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$96,168
Unrealized Depreciation	(57,343)

Net Unrealized Appreciation (Depreciation)	38,825
Cost for federal income tax purposes	621,357
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.55%
Consumer, Non-cyclical	25.60%
Technology	19.32%
Industrial	17.15%
Communications	10.00%
Consumer, Cyclical	9.37%
Energy	8.47%
Basic Materials	2.70%
Funds	0.51%
Liabilities in Excess of Other Assets, Net	(19.67%)

TOTAL NET ASSETS	100.00%

See accompanying notes

257

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.93%)
Publicly Traded Investment Fund (0.93%)
BlackRock Preferred and Corporate Income Strategies	25,500	$404
BlackRock Preferred Income Strategies Fund	242,500	3,846
Blackrock Preferred Opportunity Trust	121,600	2,122
Flaherty & Crumrine/Claymore Preferred	335,900	5,146
Flaherty & Crumrine/Claymore Total Return	109,800	1,750

		13,268

TOTAL COMMON STOCKS		$13,268

PREFERRED STOCKS (71.02%)
Cable TV (1.20%)
Comcast Corp 6.63%	240,154	5,355
Comcast Corp 7.00%; Series B	218,500	5,255
Comcast Corp 7.00% (a)	269,745	6,547

		17,157

Cellular Telecommunications (0.06%)
US Cellular Corp (a)	31,900	791

Commercial Banks (6.79%)
ASBC Capital I	97,301	2,380
BancorpSouth Capital Trust I (a)	51,500	1,303
Banesto Holdings (b)	11,700	362
Barclays Bank PLC 6.63%	73,500	1,740
Barclays Bank PLC 7.10%	920,800	22,873
Barclays Bank PLC 7.75%	74,300	1,869
Barclays Bank PLC 8.125% (c)	721,500	18,290
Citizens Funding Trust I	136,500	2,254
HSBC Holdings PLC (a)(c)	105,200	2,782
HSBC Holdings PLC	296,200	6,664
M&T Capital Trust IV (a)	293,500	7,502
Provident Financial Group Inc	48,300	1,242
Regions Financing Trust II (c)	21,000	524
Royal Bank of Scotland Group PLC 5.75%; Series L	182,673	3,622
Royal Bank of Scotland Group PLC 6.13%; Series R (a)	71,100	1,515
Royal Bank of Scotland Group PLC 6.25%; Series P	14,500	312
Royal Bank of Scotland Group PLC 6.35%; Series N (a)	224,932	5,007
Royal Bank of Scotland Group PLC 6.40%; Series M	37,000	816
Royal Bank of Scotland Group PLC 6.60%; Series S (a)	156,600	3,505
Royal Bank of Scotland Group PLC 6.75%; Series Q (a)	183,439	4,267
Royal Bank of Scotland Group PLC 7.25%; Series T (a)	331,400	8,043
VNB Capital Trust I	6,900	173
Zions Capital Trust B (a)	3,000	75

		97,120

Diversified Financial Services (1.91%)
Citigroup Capital IX	74,300	1,556
Citigroup Capital VII	62,100	1,500
Citigroup Capital VIII	206,130	4,830
Citigroup Capital X	109,600	2,292
Citigroup Capital XI	111,600	2,344
Citigroup Capital XVI (a)	66,300	1,455
Citigroup Capital XX (a)	236,400	6,021
General Electric Capital Corp 5.88%	50,998	1,272
General Electric Capital Corp 6.00%	117,900	2,991
General Electric Capital Corp 6.05%	99,000	2,517
General Electric Capital Corp 6.10%	4,600	116
Harris Preferred Capital Corp	17,700	410

		27,304

Electric — Integrated (4.42%)
Alabama Power Co-Series 2007B (a)	217,222	5,387
Alabama Power Co-Series II (a)	361,917	8,979
Alabama Power Co-Series JJ	10,300	269
Dte Energy Trust I	18,300	462
Entergy Louisiana LLC	55,900	1,420
Entergy Mississippi Inc 6.00%	5,800	145
Entergy Mississippi Inc 7.25%	63,500	1,618
FPL Group Capital Inc 6.60%	83,500	2,094
FPL Group Capital Inc 7.45%	5,000	131
FPL Group Capital Trust	2,100	50
Georgia Power Capital Trust VII	107,700	2,614
Georgia Power Co 5.70%	8,700	222
Georgia Power Co 5.75%	12,900	310
Georgia Power Co 5.90%	61,730	1,503
Georgia Power Co 6.00%	6,100	149
Gulf Power Co	8,000	195
Mississippi Power Co (a)	22,100	541
PPL Capital Funding Inc	427,800	10,601
PPL Energy Supply LLC	165,100	4,139
Xcel Energy Inc 7.60%	891,489	22,394

		63,223

Fiduciary Banks (0.16%)
BNY Capital V	100,300	2,241

Finance — Consumer Loans (0.50%)
HSBC Finance Corp 6.88%	288,955	7,169

Finance — Credit Card (0.17%)
Capital One Capital II	111,700	2,424

Finance — Investment Banker & Broker (4.77%)
Citigroup Inc 8.13%	800,000	20,280
Credit Suisse Guernsey Ltd (c)	396,300	10,034
JP Morgan Chase Capital XI (a)	44,300	1,016
JP Morgan Chase Capital XIV	22,100	522
See accompanying notes

258

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Lehman Brothers Holdings Capital Trust 6.24%	39,857	$813
Lehman Brothers Holdings Capital Trust III	133,228	2,812
Lehman Brothers Holdings Capital Trust Series L (a)	124,900	2,595
Lehman Brothers Holdings Inc	58,500	1,251
Merrill Lynch & Co Inc (c)	225,000	5,625
Merrill Lynch Capital Trust III 7.00%	81,100	1,815
Merrill Lynch Capital Trust III 7.375%	8,700	210
Merrill Lynch Preferred Capital Trust I (a)	83,200	1,874
Merrill Lynch Preferred Capital Trust V	134,294	3,030
Morgan Stanley Capital Trust III	44,800	965
Morgan Stanley Capital Trust IV	149,571	3,192
Morgan Stanley Capital Trust V	162,950	3,209
Morgan Stanley Capital Trust VI	283,630	6,339
Morgan Stanley Capital Trust VII	115,500	2,587
Morgan Stanley Capital Trust VIII	4,000	85

		68,254

Finance — Mortgage Loan/Banker (2.91%)
Countrywide Capital V	366,870	6,673
Countrywide Financial Corp	172,533	3,211
Fannie Mae- Series Q	149,100	3,446
Fannie Mae- Series S	162,000	4,057
Freddie Mac 5.57%; Series V	527,200	10,017
Freddie Mac 5.66%; Series W	214,200	4,185
Freddie Mac 5.79%; Series K	100,000	4,350
Freddie Mac 5.81%; Series O	5,000	204
Freddie Mac 6.55%; Series Y	97,100	2,238
Freddie Mac 8.38%; Series Z	127,000	3,251

		41,632

Finance — Other Services (0.65%)
ABN AMRO Capital Funding Trust V	151,900	3,163
ABN AMRO Capital Funding Trust VII	244,600	5,244
National Rural Utilities Cooperative Finance Corp 5.95% (a)	10,600	246
National Rural Utilities Cooperative Finance Corp 6.10%	15,000	337
National Rural Utilities Cooperative Finance Corp 6.75%	12,500	310

		9,300

Financial Guarantee Insurance (0.73%)
AMBAC Financial Group Inc 5.88%	55,500	703
AMBAC Financial Group Inc 5.95%	63,100	799
Financial Security Assurance Holdings Ltd 5.60%	67,500	1,320
Financial Security Assurance Holdings Ltd 6.25%	339,725	7,223
Financial Security Assurance Holdings Ltd 6.875%	14,800	343

		10,388

Investment Companies (0.26%)
Allied Capital Corp	209,308	3,694

Investment Management & Advisory Services (2.62%)
Deutsche Bank Contingent Capital Trust II	1,083,600	24,056

Deutsche Bank Contingent Capital Trust III (c)	550,450	13,469

		37,525

Life & Health Insurance (2.82%)
Delphi Financial Group Inc 7.375%	481,700	8,979
Delphi Financial Group Inc 8.00%	52,900	1,224
Lincoln National Capital VI (a)	123,637	3,004
Lincoln National Corp	1,500	36
PLC Capital Trust III	11,000	260
PLC Capital Trust IV	41,400	942
PLC Capital Trust V (a)	260,300	5,154
Protective Life Corp (a)	560,300	12,674
Prudential PLC 6.50% (a)	183,817	4,062
Prudential PLC 6.75%	158,492	3,561
Torchmark Capital Trust III	18,000	439

		40,335

Money Center Banks (2.61%)
Fleet Capital Trust IX (a)	25,900	565
JPMChase Capital XVI (a)	456	11
Santander Finance Preferred SA Unipersonal 6.41% (a)	52,818	1,234
Santander Finance Preferred SA Unipersonal 6.50%	1,038,769	21,710
Santander Finance Preferred SA Unipersonal 6.80%	493,704	11,039
Santander Finance Preferred SA Unipersonal — Series 6	157,000	2,716

		37,275

Multi-Line Insurance (5.58%)
ACE Ltd	442,550	10,931
Aegon NV 6.375%	458,565	9,722
Aegon NV 6.50%	37,100	793
Aegon NV 6.875% (a)	32,200	735
Aegon NV 7.25%	100,800	2,399
Aegon NV-Series 1	67,500	1,312
American International Group Inc 6.45%	103,300	2,382
American International Group Inc 7.70%	793,300	20,047
ING Groep NV 6.13%	57,800	1,211
ING Groep NV 6.375%	423,900	9,398
ING Groep NV 7.05%	205,238	4,924
ING Groep NV 7.20%	54,700	1,346
See accompanying notes

259

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)
ING Groep NV 7.375%	574,500	$14,293
MetLife lnc 6.50%	10,000	230

		79,723

Multimedia (0.44%)
Viacom Inc	275,700	6,338

Oil Company — Exploration & Production (0.31%)
Nexen Inc	184,060	4,473

Property & Casualty Insurance (1.74%)
Arch Capital Group Ltd 7.88%	48,300	1,188
Arch Capital Group Ltd 8.00%	215,000	5,375
Berkley W R Capital Trust	642,725	14,256
Market Corp	165,700	4,093

		24,912

Regional Banks (11.50%)
BAC Capital Trust I (a)	27,100	669
BAC Capital Trust II	95,000	2,332
BAC Capital Trust III	1,200	29
BAC Capital Trust IV	10,400	227
BAC Capital Trust V	46,600	1,020
BAC Capital Trust VIII	122,100	2,692
BAC Capital Trust X (a)	255,100	5,883
BAC Capital Trust XII	210,500	5,157
Bank One Capital VI	47,500	1,174
Fifth Third Capital Trust V (a)	2,300	52
Fifth Third Capital Trust VI	313,100	6,844
Fleet Capital Trust VIII	16,600	409
KeyCorp Capital IX	71,000	1,456
KeyCorp Capital V	18,300	349
Keycorp Capital VI	3,600	71
KeyCorp Capital VIII	267,700	5,756
National City Capital Trust II	480,361	8,358
PNC Capital Trust C (c)	722,200	18,026
PNC Capital Trust D	526,800	11,563
SunTrust Capital IX (c)	537,200	13,382
Union Planter Preferred Funding Corp (b)	10	741
USB Capital VI	688,200	14,349
USB Capital VII	83,900	1,811
USB Capital XI	140,792	3,333
Wachovia Capital Trust IV	24,452	556
Wachovia Capital Trust IX	513,900	11,681
Wachovia Capital Trust X (a)	45,100	1,134
Wachovia Corp 7.25%	366,200	8,584
Wachovia Corp 8.00%	676,300	17,016
Wells Fargo Capital IV	91,221	2,283
Wells Fargo Capital IX	179,843	3,903
Wells Fargo Capital VII	318,939	6,934
Wells Fargo Capital VIII	20,400	449
Wells Fargo Capital XI (a)	16,400	392
Wells Fargo Capital XII (a)(c)	220,300	5,717

		164,332

Reinsurance (1.71%)
Everest Re Capital Trust	283,919	5,724
PartnerRe Ltd 6.50% (a)	168,366	3,674
PartnerRe Ltd 6.75%	128,300	2,829
RenaissanceRe Holdings Ltd — Series B	43,700	1,013
RenaissanceRe Holdings Ltd — Series C	157,035	3,037
RenaissanceRe Holdings Ltd — Series D	379,600	8,104

		24,381

REITS — Apartments (0.37%)
AvalonBay Communities Inc	17,200	437
BRE Properties Inc — Series C	201,177	4,386
BRE Properties Inc — Series D	12,876	278
UDR Inc	11,100	250

		5,351

REITS — Diversified (3.91%)
Duke Realty Corp 6.50%	257,200	5,406
Duke Realty Corp 6.60%	47,600	1,038
Duke Realty Corp 6.95%	369,911	8,378
Duke Realty Corp 7.25% (a)	139,132	3,293
Duke Realty Corp 8.38%	591,629	14,791
PS Business Parks Inc 6.88%; Series I	159,400	3,373
PS Business Parks Inc 7.00%; Series H	157,200	3,427
PS Business Parks Inc — Series K	118,600	2,864
PS Business Parks Inc — Series L	2,400	56
PS Business Parks Inc — Series M	15,700	354
PS Business Parks Inc — Series O	13,900	312
PS Business Parks Inc — Series P	519,600	10,678
Vornado Realty Trust — Series F	25,448	550
Vornado Realty Trust — Series H (a)	21,300	460
Vornado Realty Trust — Series I (a)	41,600	889

		55,869

REITS — Office Property (1.18%)
HRPT Properties Trust — Series B	52,051	1,302
HRPT Properties Trust — Series C (a)	723,200	15,556

		16,858

REITS — Shopping Centers (3.57%)
Developers Diversified Realty Corp 7.38%	21,100	469
Developers Diversified Realty Corp 7.50%	22,500	510
Developers Diversified Realty Corp 8.00%	134,100	3,238
Kimco Realty Corp (a)	782,900	19,377
Regency Centers Corp 6.70%	274,600	6,121
Regency Centers Corp 7.25%	238,800	5,519
Regency Centers Corp 7.45% (a)	223,000	5,336
Weingarten Realty Investors 6.50% (a)	271,800	5,855
See accompanying notes

260

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
REITS — Shopping Centers (continued)
Weingarten Realty Investors 6.95% (a)	200,800	$4,608

		51,033

REITS — Single Tenant (0.81%)
Realty Income Corp — Series D	495,093	11,189
Realty Income Corp — Series E	13,300	329

		11,518

REITS — Storage (2.64%)
Public Storage Inc 6.18%; Series D	22,200	454
Public Storage Inc 6.25%; Series Z (a)	14,700	302
Public Storage Inc 6.45%; Series F	382,000	8,060
Public Storage Inc 6.45%; Series X	80,800	1,708
Public Storage Inc 6.50%; Series W	21,800	461
Public Storage Inc 6.60%; Series C	90,100	1,937
Public Storage Inc 6.63%; Series M	290,200	6,358
Public Storage Inc 6.75%; Series E	22,028	493
Public Storage Inc 6.75%; Series L	89,100	1,986
Public Storage Inc 6.85%; Series Y	98,900	2,262
Public Storage Inc 6.95%; Series H	21,500	489
Public Storage Inc 7.00%; Series N	53,100	1,232
Public Storage Inc 7.25%; Series I	106,100	2,549
Public Storage Inc 7.25%; Series K	355,933	8,521
Public Storage Inc 7.63%; Series T	36,600	901

		37,713

REITS — Warehouse & Industrial (1.06%)
AMB Property Corp — Series L	142,200	3,200
AMB Property Corp — Series M	52,800	1,212
AMB Property Corp — Series P	196,400	4,631
First Industrial Realty Trust Inc — Series J	171,100	3,624
First Industrial Realty Trust Inc — Series K	12,100	259
Prologis — Series G (a)	93,600	2,190

		15,116

Sovereign Agency (0.04%)
Tennessee Valley Authority — Series D	20,500	515

Special Purpose Entity (2.01%)
Citigroup Capital XVII	104,600	2,233
Corporate-Backed Trust Certificates 6.00%; Series GS	55,300	1,161
Corporate-Backed Trust Certificates 6.00%	5,900	131
Corporate-Backed Trust Certificates 6.30%	3,200	72
Corporate-Backed Trust Certificates — Series BMY	14,100	320
Corporate-Backed Trust Certificates — Series VZ	22,800	582
CORTS Trust for AIG	4,400	89
CORTS Trust for Aon Capital	1,000	25
CORTS Trust for Bellsouth Telecommunication (d)	29,600	651
CORTS Trust for Bristol Meyers Squibb	14,500	351
CORTS Trust for First Union Institutional Capital I	41,000	1,026
CORTS Trust for General Electric Capital	12,200	300
CORTS Trust for Goldman Sachs Capital I	28,100	597
CORTS Trust for SunAmerica	15,900	361
CORTS Trust II for Goldman Sachs Capital I	12,700	279
CORTS Trust III for Verizon Global Fund	1,300	32
CORTS Trust VI for IBM Debentures	3,100	78
CORTS-IBM	2,000	48
Deutsche Bank Capital Funding Trust IX (a)	31,200	708
Merrill Lynch Capital Trust I (a)	271,900	5,789
Merrill Lynch Capital Trust II	35,700	750
National City Capital Trust IV (a)	111,639	2,243
PreferredPlus TR-CCR1 5.75%; Series GSG2	10,200	210
PreferredPlus TR-CCR1 6.00%; Series GSC3	34,100	695
PreferredPlus TR-CCR1 6.00%; Series GSC4	26,200	532
PreferredPlus TR-CCR1 6.00%; Series GSG1	9,900	214
SATURNS 2002-11 6.00%; Series AIG	10,200	205
SATURNS 2003-06 6.00%; Series GS	3,300	72
SATURNS 2003-11 5.63%; Series GS	12,400	250
SATURNS 2003-13 6.25%; Series CSFB	11,300	249
SATURNS 2004-04 6.00%; Series GS	180,000	3,816
SATURNS 2004-06 6.00%; Series GS	177,200	3,679
SATURNS 2004-2 5.75%; Series GS	24,600	508
Structured Repackaged Asset-Backed Trust	6,000	59
Trust Certificates Series 2001-2	19,410	487

		28,802

Telecommunication Services (0.70%)
Centaur Funding Corp (b)	10,000	10,044

Telephone — Integrated (0.01%)
AT&T Inc	6,500	162

Television (0.86%)
CBS Corp 6.75%	427,300	9,277
CBS Corp 7.25%	127,400	3,019

		12,296

TOTAL PREFERRED STOCKS		$1,015,268

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (23.31%)
Commercial Banks (5.87%)
Banponce Trust I
8.33%, 2/1/2027	$1,000	962
Barclays Bank PLC
8.55%, 9/29/2049 (b)	3,900	3,910
BNP Paribas
5.19%, 6/29/2049 (b)(e)	3,000	2,597
See accompanying notes

261

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Commercial Banks (continued)
BNP Paribas (continued)
7.20%, 6/29/2049 (b)	$2,000	$1,876
BOI Capital Funding No. 3
6.11%, 2/4/2016 (b)(e)	5,000	3,797
Caisse Nationale des Caisses
6.75%, 1/27/2049	1,500	1,389
CBA Capital Trust I
5.81%, 12/31/2049 (b)	7,000	6,341
CBG Florida REIT Corp
7.11%, 5/29/2049 (b)(e)	4,000	1,482
Centura Capital Trust I
8.85%, 6/1/2027 (b)	3,000	3,073
Credit Agricole SA/London
6.64%, 5/31/2049 (b)(e)	11,500	9,430
First Empire Capital Trust I
8.23%, 2/1/2027	2,000	2,000
First Empire Capital Trust II
8.28%, 6/1/2027	2,000	2,008
First Hawaiian Capital I
8.34%, 7/1/2027	5,000	5,209
First Midwest Capital Trust I
6.95%, 12/1/2033	1,000	798
HBOS PLC
6.41%, 10/1/2035 (b)(e)	4,700	3,386
North Fork Capital Trust II
8.00%, 12/15/2027	3,450	3,064
Northgroup Preferred Capital Corp
6.38%, 12/29/2049 (b)(e)	10,000	6,947
Popular North America Capital Trust I
6.56%, 9/15/2034	1,000	686
Regions Financing Trust II
6.63%, 5/15/2047	3,000	2,101
Royal Bank of Scotland Group PLC
7.64%, 3/31/2049 (e)(f)	6,000	5,648
7.65%, 8/29/2049 (e)	1,200	1,014
Shinsei Finance II
7.16%, 7/29/2049 (b)(e)	6,200	4,158
Standard Chartered PLC
7.01%, 12/29/2049 (b)	9,500	8,765
Swedbank AB
9.00%, 12/29/2049 (b)(e)	2,000	2,077
Westpac Capital Trust III
5.82%, 9/30/2013 (b)	1,300	1,135

		83,853

Electric — Integrated (0.25%)
FPL Group Capital Inc
6.35%, 10/1/2066 (e)	4,000	3,576

Finance — Consumer Loans (0.35%)
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	6,000	4,986

Finance — Credit Card (0.18%)
Capital One Capital III
7.69%, 8/15/2036	3,000	2,563

Finance — Investment Banker & Broker (1.81%)
Citigroup Inc
8.40%, 4/29/2049	5,000	5,061
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036	3,000	2,864
JPMorgan Chase & Co
7.90%, 4/29/2049 (e)	16,800	17,114
Schwab Capital Trust I
7.50%, 11/15/2037 (e)	1,000	904

		25,943

Financial Guarantee Insurance (0.05%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	2,000	662
Investment Management & Advisory Services (0.06%)
Dresdner Bank
5.31%, 6/29/2049 (e)	1,000	852
Life & Health Insurance (0.58%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (b)(e)	4,750	4,328
Great-West Life & Annuity Insurance Capital I
6.63%, 11/15/2034 (b)	4,000	3,197
Nationwide Financial Services
6.75%, 5/15/2037	1,000	814

		8,339

Money Center Banks (3.52%)
ABN Amro North American Holding Capital
6.52%, 12/29/2049 (b)(e)	9,600	9,447
BankAmerica Institutional
8.07%, 12/31/2026 (b)	500	509
BBVA International Preferred SA Unipers
5.92%, 12/29/2049 (e)	7,600	6,096
BCI US Funding Trust
8.01%, 12/31/2049 (b)	2,830	2,855
BNP Paribas Capital Trust
9.00%, 12/29/2049 (b)	3,000	3,072
DBS Capital Funding Corp
7.66%, 3/15/2049 (b)	1,500	1,564
Dresdner Funding Trust I
8.15%, 6/30/2031 (b)	4,200	3,208
HBOS Capital Funding LP
6.07%, 6/29/2049 (b)(e)	10,000	8,229
HSBC Capital Funding LP/Jersey Channel
10.18%, 12/29/2049 (b)(e)	1,000	1,238
KBC Bank Funding Trust III
9.86%, 11/29/2049 (b)(e)	2,700	2,882
Mizuho Finance Group
8.38%, 1/29/2049	9,000	9,178
See accompanying notes

262

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Money Center Banks (continued)
UBS Preferred Funding Trust I
8.62%, 10/29/2049	$2,000	$2,010

		50,288

Mortgage Banks (0.22%)
Abbey National Capital Trust I
8.96%, 12/29/2049	2,900	3,099
Multi-Line Insurance (3.35%)
Allstate Corp/The
6.50%, 5/15/2057	2,000	1,835
American International Group Inc
6.25%, 3/15/2037	500	441
AXA SA
6.46%, 12/31/2049 (b)(e)	12,300	10,186
Metlife Capital Trust IV
7.88%, 12/15/2037 (b)	19,500	19,264
MetLife Capital Trust X
9.25%, 4/8/2068 (b)	1,000	1,127
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,056
USF&G Capital III
8.31%, 7/1/2046 (b)	2,000	2,128
XL Capital Ltd
6.50%, 12/31/2049 (e)	17,000	11,900

		47,937

Mutual Insurance (0.31%)
Liberty Mutual Group Inc
7.80%, 3/15/2037 (b)	2,000	1,805
Oil Insurance Ltd
7.56%, 12/29/2049 (b)(e)	3,000	2,621

		4,426

Property & Casualty Insurance (1.35%)
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (e)	6,700	5,448
Progressive Corp/The
6.70%, 6/15/2037	15,550	13,906

		19,354

Regional Banks (1.03%)
KeyCorp Capital II
6.88%, 3/17/2029	5,000	4,074
PNC Preferred Funding Trust I
8.70%, 2/28/2049 (b)(e)	6,000	5,764
6.52%, 12/31/2049 (b)(e)	6,700	4,883

		14,721

Savings & Loans — Thrifts (0.71%)
Washington Mutual Preferred Funding Cayman
7.25%, 3/29/2049 (a)(b)	9,900	6,828
Washington Mutual Preferred Funding LLC
6.67%, 12/29/2049 (b)(e)	5,100	3,264

		10,092

Special Purpose Banks (0.12%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (b)(d)	2,000	1,740

Special Purpose Entity (2.97%)
BankBoston Capital Trust IV
3.59%, 6/8/2028 (e)	5,000	3,674
BayernLB Capital Trust I
6.20%, 12/31/2049	8,230	5,613
CA Preferred Trust
7.00%, 1/29/2049	1,400	1,364
Capital One Capital IV
6.75%, 2/17/2037	2,000	1,616
Goldman Sachs Capital I
6.35%, 2/15/2034	500	451
ILFC E-Capital Trust II
6.25%, 12/21/2065 (b)(e)	2,000	1,775
JP Morgan Chase Capital XX
6.55%, 9/29/2036	850	771
JPMorgan Chase Capital XXI
4.06%, 2/2/2037 (e)	2,000	1,543
Mangrove Bay Pass-Through Trust
6.10%, 7/15/2033 (b)	5,000	3,595
Old Mutual Capital Funding
8.00%, 5/29/2049 (a)	4,000	3,907
QBE Capital Funding II LP
6.80%, 6/29/2049 (b)(e)(f)	21,200	18,211
Twin Reefs Pass-Through Trust
3.72%, 12/31/2049 (b)(e)	500	20

		42,540

Tools — Hand Held (0.40%)
Stanley Works Capital Trust I
5.90%, 12/1/2045 (e)	7,000	5,686

Transport — Rail (0.18%)
BNSF Funding Trust I
6.61%, 12/15/2055 (e)	2,750	2,525

TOTAL BONDS		$333,182

REPURCHASE AGREEMENTS (2.18%)
Finance — Investment Banker & Broker (2.18%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $31,549,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (g)	$31,211	$31,209

TOTAL REPURCHASE AGREEMENTS		$31,209

Total Investments		$1,392,927
Other Assets in Excess of Liabilities, Net — 2.56%		36,558

TOTAL NET ASSETS — 100.00%		$1,429,485

See accompanying notes

263

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)
(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $193,861 or 13.56% of net assets.

(c)	Non-Income Producing Security

(d)	Security is Illiquid

(e)	Variable Rate

(f)	Security purchased on a when-issued basis.

(g)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$20,029
Unrealized Depreciation	(114,073)

Net Unrealized Appreciation (Depreciation)	(94,044)
Cost for federal income tax purposes	1,467,625
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	85.42%
Utilities	4.67%
Communications	3.27%
Government	2.26%
Exchange Traded Funds	0.93%
Industrial	0.58%
Energy	0.31%
Other Assets in Excess of Liabilities, Net	2.56%

TOTAL NET ASSETS	100.00%

See accompanying notes

264

Schedule of Investments
Real Estate Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.38%)
Hotels & Motels (1.87%)
Marriott International Inc/DE	194,110	$6,658
Starwood Hotels & Resorts Worldwide Inc	452,768	23,639

		30,297

REITS — Apartments (14.11%)
American Campus Communities Inc (a)	405,490	12,380
AvalonBay Communities Inc	593,686	59,220
BRE Properties Inc	299,429	14,358
Equity Residential (a)	1,244,680	51,679
Essex Property Trust Inc	451,909	53,777
Home Properties Inc (a)	97,510	5,126
Mid- America Apartment Communities Inc	475,730	25,218
Post Properties Inc	186,280	6,837

		228,595

REITS — Diversified (9.58%)
Digital Realty Trust Inc (a)	683,530	26,487
Entertainment Properties Trust (a)	625,472	33,375
Vornado Realty Trust	830,160	77,280
Washington Real Estate Investment Trust (a)	510,570	18,140

		155,282

REITS — Healthcare (10.00%)
HCP Inc	198,110	7,073
Health Care REIT Inc (a)	780,629	37,821
Nationwide Health Properties Inc (a)	1,402,260	50,509
Omega Healthcare Investors Inc	430,110	7,527
Ventas Inc	1,218,794	59,185

		162,115

REITS — Hotels (3.37%)
DiamondRock Hospitality Co	925,344	11,798
Host Hotels & Resorts Inc	1,987,572	34,186
Sunstone Hotel Investors Inc (a)	459,550	8,585

		54,569

REITS — Manufactured Homes (0.90%)
Equity Lifestyle Properties Inc	294,940	14,582

REITS — Office Property (10.61%)
Alexandria Real Estate Equities Inc (a)	353,779	37,157
Boston Properties Inc	997,181	100,207
Douglas Emmett Inc	847,798	20,144
SL Green Realty Corp (a)	154,770	14,362

		171,870

REITS — Regional Malls (15.06%)
General Growth Properties Inc	889,759	36,445
Simon Property Group Inc	1,636,438	163,415
Taubman Centers Inc	781,035	44,261

		244,121

REITS — Shopping Centers (13.14%)
Acadia Realty Trust (a)	1,041,286	26,699
Equity One Inc (a)	541,721	13,380
Federal Realty Investment Trust (a)	735,468	60,419
Kimco Realty Corp (a)	1,789,330	71,412
Saul Centers Inc (a)	192,780	9,620
Tanger Factory Outlet Centers	777,300	31,356

		212,886

REITS — Single Tenant (1.88%)
National Retail Properties Inc	1,326,890	30,399

REITS — Storage (6.51%)
Public Storage	1,162,400	105,430

REITS — Warehouse & Industrial (10.35%)
AMB Property Corp (a)	957,951	55,322
Prologis (a)	1,795,585	112,421

		167,743

TOTAL COMMON STOCKS		$1,577,889

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.71%)
Commercial Paper (2.71%)
Investment in Joint Trading Account; General
Electric Capital
2.25%, 5/1/2008	$21,969	$21,969
Investment in Joint Trading Account;
Prudential Funding
2.00%, 5/1/2008	21,969	21,969

		43,938

TOTAL SHORT TERM INVESTMENTS		$43,938

REPURCHASE AGREEMENTS (5.32%)
Finance — Investment Banker & Broker (5.32%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralizedby U.S. Government Agency Issues; $87,237,000; 0.00% - 7.625%; dated 05/12/08 -03/14/36) (b)	$86,301	$86,296

TOTAL REPURCHASE AGREEMENTS		$86,296

Total Investments		$1,708,123
Liabilities in Excess of Other Assets, Net — (5.41)%		(87,713)

TOTAL NET ASSETS — 100.00%		$1,620,410

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

265

Schedule of Investments
Real Estate Securities Fund
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$139,377
Unrealized Depreciation	(93,251)

Net Unrealized Appreciation (Depreciation)	46,126
Cost for federal income tax purposes	1,661,997
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

REIT	Percent

REITS — Regional Malls	15.06%
REITS — Apartments	14.11%
REITS — Shopping Centers	13.14%
REITS — Office Property	10.61%
REITS — Warehouse & Industrial	10.35%
REITS — Healthcare	10.00%
REITS — Diversified	9.58%
REITS — Storage	6.51%
Finance — Investment Banker & Broker	5.32%
REITS — Hotels	3.37%
REITS — Single Tenant	1.88%
Hotels & Motels	1.87%
Diversified Financial Services	1.36%
Special Purpose Entity	1.35%
REITS — Manufactured Homes	0.90%
Liabilities in Excess of Other Assets, Net	(5.41%)

TOTAL NET ASSETS	100.00%

See accompanying notes

266

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (88.53%)
Agricultural Operations (0.51%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	$700	$701
Cargill Inc
5.20%, 1/22/2013 (a)	650	649

		1,350

Airlines (0.34%)
American Airlines Inc
7.69%, 5/23/2008 (b)	176	175
7.25%, 2/5/2009	275	272
Delta Air Lines Inc
6.62%, 3/18/2011	473	463

		910

Appliances (0.08%)
Whirlpool Corp
3.30%, 6/15/2009 (c)	200	200

Asset Backed Securities (4.21%)
Carrington Mortgage Loan Trust
3.17%, 12/25/2035 (c)(d)	475	462
Caterpillar Financial Asset Trust
4.09%, 12/27/2010(b)	400	399
Chase Funding Mortgage Loan Asset-Backed Certificates
3.13%, 12/25/2033 (c)	108	102
Citigroup Mortgage Loan Trust Inc
3.04%, 3/25/2037 (c)(d)	400	363
3.80%, 7/25/2037 (b)(c)	347	311
CNH Equipment Trust
3.57%, 9/15/2010 (c)	325	324
3.93%, 4/15/2011 (b)(c)	800	800
4.12%, 5/15/2012 (b)	600	592
Countrywide Asset-Backed Certificates
3.14%, 4/25/2036 (c)(d)	500	476
3.40%, 2/25/2037 (c)	575	102
6.02%, 9/25/2046 (c)	1,900	1,874
Countrywide Home Equity Loan Trust
2.95%, 12/15/2035 (c)	115	64
2.96%, 2/15/2036 (c)(d)	475	442
Fannie Mae Grantor Trust
5.41%, 9/26/2033 (c)	81	73
First Horizon Asset Backed Trust
3.03%, 10/25/2026 (c)	522	417
First-Citizens Home Equity Loan LLC
2.93%, 9/15/2022 (a)(c)	195	183
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (c)	625	597
GMAC Mortgage Corp Loan Trust
3.08%, 8/25/2035 (c)	196	136
Great America Leasing Receivables
5.39%, 9/15/2011 (a)(d)	925	928
John Deere Owner Trust
4.40%, 6/15/2012	535	535
JP Morgan Mortgage Acquisition Corp
2.98%, 3/25/2037 (c)	425	405
Marriott Vacation Club Owner Trust
5.81%, 10/20/2029 (a)(b)	262	254
Nomura Asset Acceptance Corp
3.12%, 1/25/2036 (a)(c)	282	192
Popular ABS Mortgage Pass-Through Trust
3.16%, 11/25/2035 (c)(d)	319	317
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (c)	425	392
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (c)	200	200
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (c)	256	251

		11,191

Auto — Car & Light Trucks (0.44%)
Daimler Finance North America LLC
4.05%, 6/4/2008	250	250
3.30%, 3/13/2009 (c)	375	372
5.88%, 3/15/2011	525	537

		1,159

Auto/Truck Parts & Equipment — Original (0.08%)
Tenneco Inc
10.25%, 7/15/2013	206	218

Automobile Sequential (2.60%)
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (c)	492	491
3.50%, 1/15/2010 (a)(b)(c)	375	367
2.95%, 3/15/2010 (c)	583	581
3.09%, 6/15/2010 (c)	185	185
5.52%, 3/15/2011 (c)	500	501
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (c)	350	294
5.60%, 10/15/2012	435	411
5.69%, 11/15/2012 (c)	430	415
Honda Auto Receivables Owner Trust
2.90%, 2/15/2011 (c)	375	370
5.46%, 5/23/2011	850	864
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (c)	500	492
Nissan Auto Lease Trust
4.27%, 12/15/2010 (b)	825	825
Nissan Auto Receivables Owner Trust
4.28%, 7/15/2013	280	273
WFS Financial Owner Trust
3.93%, 2/17/2012	400	399
4.50%, 5/17/2013	425	427

		6,895

See accompanying notes

267

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Beverages — Non-Alcoholic (0.14%)
Panamerican Beverages Inc
7.25%, 7/1/2009	$350	$359

Brewery (0.26%)
SABMiller PLC
3.00%, 7/1/2009 (a)(c)	280	281
6.20%, 7/1/2011 (a)	400	413

		694

Building & Construction Products — Miscellaneous (0.15%)
CRH America Inc
6.95%, 3/15/2012	400	410

Building Products — Cement & Aggregate (0.19%)
Martin Marietta Materials Inc
3.00%, 4/30/2010 (c)	530	514

Building Products — Wood (0.12%)
Masco Corp
3.20%, 3/12/2010 (c)	335	311

Cable TV (1.20%)
Comcast Corp
5.45%, 11/15/2010	300	306
Comcast Corporation
3.01%, 7/14/2009 (c)	650	639
COX Communications Inc
3.88%, 10/1/2008	100	100
4.63%, 1/15/2010	475	473
7.13%, 10/1/2012	300	319
CSC Holdings Inc
7.25%, 7/15/2008	200	200
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	300	308
Echostar DBS Corp
5.75%, 10/1/2008	300	300
Rogers Cable Inc
7.88%, 5/1/2012	500	536

		3,181

Casino Hotels (0.10%)
Mandalay Resort Group
9.50%, 8/1/2008	250	252

Cellular Telecommunications (0.61%)
America Movil SAB de CV
2.76%, 6/27/2008 (a)(c)(d)	350	347
Rogers Wireless Inc
7.25%, 12/15/2012	425	453
Rural Cellular Corp
8.25%, 3/15/2012	350	364
Vodafone Group PLC
3.14%, 6/15/2011 (c)(d)	475	453

		1,617

Chemicals — Diversified (0.08%)
Huntsman LLC
11.50%, 7/15/2012	200	214

Coatings & Paint (0.16%)
Valspar Corp
5.63%, 5/1/2012	430	424

Commercial Banks (1.03%)
American Express Bank FSB
5.50%, 4/16/2013	650	650
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(c)	305	270
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	350	356
9.38%, 6/1/2011 (a)	575	611
Glitnir Banki HF
2.87%, 10/15/2008 (a)(c)	200	198
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)	375	378
Wachovia Bank NA
7.80%, 8/18/2010	250	265

		2,728

Computer Services (0.06%)
Sungard Data Systems Inc
3.75%, 1/15/2009	150	147

Computers — Integrated Systems (0.25%)
NCR Corp
7.13%, 6/15/2009	650	662

Computers — Memory Devices (0.13%)
Seagate Technology HDD Holdings
3.54%, 10/1/2009 (c)	150	145
6.38%, 10/1/2011	200	197

		342

Containers — Metal & Glass (0.15%)
Owens-Illinois Inc.
7.35%, 5/15/2008	400	400

Containers — Paper & Plastic (0.07%)
Pactiv Corp
5.88%, 7/15/2012	175	176

Credit Card Asset Backed Securities (1.50%)
Chase Credit Card Master Trust
3.05%, 1/17/2011 (c)	750	746
Chase Issuance Trust
3.17%, 1/15/2012 (c)	500	496
Citibank Credit Card Master Trust I
5.88%, 3/10/2011	700	713
GE Capital Credit Card Master Note Trust
2.89%, 3/15/2013 (c)	175	163
See accompanying notes

268

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Credit Card Asset Backed Securities (continued)
Providian Gateway Master Trust
3.09%, 5/16/2011 (a)(c)	$780	$780
3.08%, 7/15/2011 (a)(c)	500	499
Providian Master Note Trust
5.10%, 11/15/2012 (a)	600	579

		3,976

Data Processing & Management (0.15%)
Fidelity National Information Services
4.75%, 9/15/2008	415	396

Diversified Financial Services (0.71%)
General Electric Capital Corp
5.25%, 10/19/2012	750	768
4.80%, 5/1/2013	575	577
TNK-BP Finance SA
6.13%, 3/20/2012 (a)	575	552

		1,897

Diversified Manufacturing Operations (0.43%)
Tyco Electronics Group SA
6.00%, 10/1/2012 (a)	540	551
Tyco International Group SA
6.13%, 1/15/2009	600	604

		1,155

Diversified Operations (0.18%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (a)(c)	600	487

Electric — Generation (0.13%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	96	100
Indiantown Cogeneration LP
9.26%, 12/15/2010	235	242

		342

Electric — Integrated (2.75%)
Arizona Public Service Co
6.38%, 10/15/2011	1,100	1,104
Commonwealth Edison Co
6.15%, 3/15/2012	480	498
Dominion Resources Inc/VA
5.69%, 5/15/2008	225	225
3.25%, 11/14/2008 (c)	250	249
DTE Energy Co
6.65%, 4/15/2009	375	382
Entergy Gulf States Inc
3.60%, 6/1/2008	75	75
3.74%, 12/8/2008 (a)(c)	200	200
Entergy Louisiana LLC
5.83%, 11/1/2010	400	399
Entergy Mississippi Inc
5.15%, 2/1/2013	375	369
Integrys Energy Group Inc
7.00%, 11/1/2009	700	726
Midamerican Energy Holdings Co
7.52%, 9/15/2008	350	354
Northeast Utilities
3.30%, 6/1/2008	250	250
Ohio Power Co
2.91%, 4/5/2010 (c)	390	377
Pepco Holdings Inc
3.70%, 6/1/2010 (c)	350	349
Public Service Co of Colorado
4.38%, 10/1/2008	190	190
Scottish Power PLC
4.91%, 3/15/2010	450	449
TECO Energy Inc
5.24%, 5/1/2010 (c)	475	477
Transelec SA
7.88%, 4/15/2011	575	624

		7,297

Electronic Components — Miscellaneous (0.14%)
Jabil Circuit Inc
5.88%, 7/15/2010	375	368

Electronic Components — Semiconductors (0.29%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/4/2013	280	272
National Semiconductor Corp
3.05%, 6/15/2010 (c)	550	508

		780

Electronic Connectors (0.23%)
Thomas & Belts Corp
6.63%, 5/7/2008	275	275
7.25%, 6/1/2013	325	330

		605

Fiduciary Banks (0.22%)
Bank of New York Mellon Corp The
4.50%, 4/1/2013	595	593

Finance — Auto Loans (0.40%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011	175	169
5.46%, 1/13/2012 (c)	300	252
GMAC LLC
4.31%, 5/15/2009 (c)	275	251
6.00%, 12/15/2011	135	107
Nissan Motor Acceptance Corp
4.63%, 3/8/2010 (a)	270	271

		1,050

Finance — Commercial (0.36%)
CIT Group Inc
3.14%, 4/27/2011 (c)	350	290
See accompanying notes

269

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount (000’s)	Value (000’s)
BONDS (continued)
Finance — Commercial (continued)
Textron Financial Canada Funding Corp
5.13%, 11/1/2010	$650	$ 665

		955

Finance — Consumer Loans (0.59%)
American General Finance Corp
4.88%, 5/15/2010	375	372
HSBC Finance Corp
3.35%, 11/16/2009 (c)(d)	475	462
3.15%, 9/14/2012 (c)	325	301
SLM Corp
5.48%, 3/2/2009 (c)(d)	475	435

		1,570

Finance — Credit Card (0.09%)
Capital One Bank USA NA
5.75%, 9/15/2010	250	251

Finance — Investment Banker & Broker (4.07%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (c)	470	453
4.55%, 6/23/2010	475	471
Citigroup Inc
5.50%, 8/27/2012	550	551
5.50%, 4/11/2013	750	755
Goldman Sachs Group Inc/The
3.28%, 3/2/2010 (c)	300	292
6.88%, 1/15/2011	1,050	1,101
3.32%, 2/6/2012 (c)	175	167
Jefferies Group Inc
5.88%, 6/8/2014	575	553
JPMorgan Chase & Co
5.60%, 6/1/2011	1,200	1,232
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	335	238
Lehman Brothers Holdings Inc
3.35%, 11/10/2009 (c)(d)	350	336
6.00%, 7/19/2012	450	454
5.63%, 1/24/2013	630	621
Merrill Lynch & Co Inc
3.40%, 2/6/2009 (c)(d)	150	148
5.44%, 3/2/2009 (c)	195	193
3.31%, 2/5/2010 (c)	200	191
3.44%, 11/1/2011 (c)	300	272
3.24%, 6/5/2012 (c)(d)	250	225
6.05%, 8/15/2012	400	399
5.45%, 2/5/2013	550	535
6.15%, 4/25/2013	550	549
Morgan Stanley
2.99%, 1/15/2010 (c)	705	684
5.63%, 1/9/2012 (e)	375	379

		10,799

Finance — Leasing Company (0.18%)
International Lease Finance Corp
3.11%, 1/15/2010 (c)	100	96
5.30%, 5/1/2012	400	393

		489

Finance — Mortgage Loan/Banker (0.62%)
Countrywide Financial Corp
3.35%, 5/5/2008 (c)(f)	380	379
2.85%, 12/19/2008 (c)	230	219
5.80%, 6/7/2012	375	357
Residential Capital LLC
3.49%, 6/9/2008 (c)	225	210
6.18%, 5/22/2009 (c)	750	493

		1,658

Finance — Other Services (0.23%)
Alamosa Delaware Inc
8.50%, 1/31/2012	200	186
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)	425	426

		612

Food — Miscellaneous/Diversified (0.54%)
General Mills Inc
3.04%, 1/22/2010 (c)(d)	350	344
8.02%, 2/5/2013 (b)	650	701
Kraft Foods Inc
3.60%, 8/11/2010 (c)	275	267
6.00%, 2/11/2013	125	129

		1,441

Food — Retail (0.13%)
Safeway Inc
6.50%, 11/15/2008	175	177
3.00%, 3/27/2009 (c)	175	173

		350

Gas — Distribution (0.21%)
Sempra Energy
4.75%, 5/15/2009	150	150
Southern California Gas Co
3.25%, 12/1/2009 (c)	100	99
Southern Union Co
6.15%, 8/16/2008	300	301

		550

Home Equity — Other (3.14%)
ACE Securities Corp
3.11%, 8/25/2035 (c)(d)	247	245
3.09%, 10/25/2035 (c)	48	48
Bear Stearns Asset Backed Securities Trust
3.49%, 3/25/2034 (c)	409	259
3.08%, 6/25/2047 (c)(d)	950	838
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (c)	1,825	1,064
See accompanying notes

270

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
First NLC Trust
3.22%, 5/25/2035 (c)	$241	$201
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (c)	284	252
5.75%, 10/25/2036	950	677
6.05%, 12/25/2037 (c)	635	377
GSAA Trust
6.04%, 7/25/2036	900	756
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (c)	1,400	434
Mastr Asset Backed Securities Trust
3.40%, 3/25/2035 (c)	575	294
Morgan Stanley ABS Capital I
3.14%, 9/25/2035 (c)(d)	89	89
New Century Home Equity Loan Trust
3.18%, 3/25/2035 (c)	5	4
Option One Mortgage Loan Trust
3.35%, 3/25/2037 (c)	500	79
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (c)	1,199	1,189
Residential Asset Securities Corp
4.59%, 8/25/2031	482	475
4.47%, 3/25/2032	741	705
4.04%, 3/25/2035 (c)	50	35
3.09%, 5/25/2035 (c)(d)	11	10
Specialty Underwriting & Residential Finance
3.40%, 2/25/2035 (c)	51	44
3.13%, 3/25/2036 (c)(d)	91	90
WAMU Asset-Backed Certificates
3.07%, 5/25/2037 (c)(d)	250	186

		8,351

Home Equity — Sequential (1.99%)
BNC Mortgage Loan Trust
3.07%, 7/25/2037 (c)	726	530
Countrywide Asset-Backed Certificates
5.68%, 6/25/2035	2,000	1,485
5.71%, 11/25/2035 (c)	1,450	524
5.56%, 4/25/2036	1,000	705
5.51%, 8/25/2036	570	524
5.81%, 11/25/2036	1,246	906
New Century Home Equity Loan Trust
4.76%, 11/25/2033	653	616

		5,290

Life & Health Insurance (1.01%)
Lincoln National Corp
6.05%, 4/20/2067 (c)	210	180
Pacific Life Global Funding
2.83%, 6/22/2011 (a)(c)	175	175
Prudential Financial Inc
3.02%, 6/13/2008 (c)	250	250
5.15%, 1/15/2013	950	943
StanCorp Financial Group Inc
6.88%, 10/1/2012	510	510
Sun Life Financial Global Funding LP
2.98%, 7/6/2010 (a)(c)	175	175
Unum Group
6.00%, 5/15/2008	175	175
5.86%, 5/15/2009	275	279

		2,687

Machinery — Farm (0.18%)
Case New Holland Inc
6.00%, 6/1/2009	475	481

Medical — Drugs (0.49%)
Abbott Laboratories
5.15%, 11/30/2012	450	467
Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (c)	225	198
AstraZeneca PLC
5.40%, 9/15/2012	390	404
Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (c)	250	229

		1,298

Medical — HMO (0.64%)
Cigna Corp
7.00%, 1/15/2011	375	392
Coventry Health Care Inc
6.30%, 8/15/2014	400	391
5.95%, 3/15/2017	210	192
UnitedHealth Group Inc
5.50%, 11/15/2012	300	299
4.88%, 2/15/2013	445	425

		1,699

Medical — Wholesale Drug Distribution (0.34%)
Cardinal Health Inc
2.96%, 10/2/2009 (c)	300	293
5.65%, 6/15/2012	600	608

		901

Medical Products (0.18%)
Covidien International Finance SA
5.45%, 10/15/2012 (a)	465	469

Metal — Diversified (0.02%)
Xstrata Canada Corp
7.25%, 7/15/2012	55	59

Metal Processors & Fabrication (0.12%)
Timken Co
5.75%, 2/15/2010	300	307
See accompanying notes

271

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Money Center Banks (0.25%)
Deutsche Bank AG/London
5.38%, 10/12/2012	$630	$651

Mortgage Backed Securities (35.64%)
ACT Depositor Corp
3.02%, 9/22/2041 (a)(c)	775	542
Banc of America Alternative Loan Trust
3.30%, 6/25/2036 (c)(d)	608	590
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036	200	209
1.18%, 11/10/2038 (c)	17,707	338
0.85%, 7/10/2042 (c)	31,277	499
0.33%, 9/10/2045	80,700	626
0.22%, 10/10/2045	76,608	270
5.31%, 10/10/2045 (c)	1,325	1,320
0.60%, 7/10/2046 (c)	52,578	904
Banc of America Mortgage Securities Inc
4.09%, 3/25/2034 (c)	571	540
4.78%, 5/25/2035 (c)	950	946
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (c)	419	390
Bear Stearns Alt-A Trust
3.17%, 7/25/2035 (c)	43	27
6.22%, 8/25/2036 (c)	1,479	1,325
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	660	689
7.64%, 2/15/2032	30	30
3.97%, 11/11/2035	192	190
0.63%, 5/11/2039 (a)(c)	2,997	40
0.39%, 2/11/2041 (c)	20,811	191
4.13%, 11/11/2041	2,100	2,087
4.57%, 7/11/2042	500	492
Bella Vista Mortgage Trust
3.05%, 5/20/2045 (c)	168	126
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	995	1,037
7.56%, 10/15/2032	500	524
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (c)	752	412
5.02%, 7/25/2037 (c)	384	369
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (c)	39,950	871
Citigroup/Deutsche Bank Commercial Mortgage
0.41%, 11/15/2044 (a)	49,925	583
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (c)	37,905	722
0.52%, 12/11/2049 (c)	60,969	908
0.56%, 12/11/2049 (a)(c)	21,264	449
Commercial Mortgage Pass Through Certificates
1.65%, 6/10/2010 (a)(c)	3,756	104
3.25%, 6/10/2038	174	167
0.06%, 12/10/2046 (a)(c)	12,858	130
Countrywide Alternative Loan Trust
5.39%, 7/20/2035 (c)	367	270
5.08%, 2/25/2036 (c)	475	389
6.00%, 5/25/2036	847	792
6.00%, 5/25/2036	250	250
3.07%, 6/25/2036 (c)	800	363
3.17%, 6/25/2036 (c)	1,508	693
3.40%, 9/25/2036 (c)	470	398
3.07%, 5/20/2046 (c)(d)	1,318	823
Countrywide Asset-Backed Certificates
3.17%, 11/25/2035 (c)	148	136
3.17%, 1/25/2036 (c)(d)	742	692
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	4	4
5.50%, 7/25/2033	1,132	1,116
4.49%, 12/25/2033	1,468	1,438
4.41%, 6/20/2035 (c)(d)	421	407
Credit Suisse Mortgage Capital Certificates
0.78%, 9/15/2039 (a)	68,025	1,657
0.11%, 12/15/2039	7,617	107
5.87%, 9/15/2040	725	672
CS First Boston Mortgage Securities Corp
6.38%, 12/16/2035	581	601
0.57%, 11/15/2036 (a)(c)	17,299	622
0.43%, 8/15/2038 (a)	46,577	427
CW Capital Cobalt Ltd
5.17%, 8/15/2048	950	940
Fannie Mae
3.20%, 2/25/2032 (c)(d)	313	310
3.14%, 3/25/2035 (c)	125	123
Fannie Mae Whole Loan
3.09%, 5/25/2035 (c)(d)	362	339
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	145	152
5.59%, 2/12/2034	18	18
Freddie Mac
5.13%, 12/15/2013	416	419
5.50%, 1/15/2017	25	25
3.17%, 6/15/2023 (c)	282	275
3.12%, 7/15/2023 (c)	1,080	1,066
2.92%, 4/15/2030 (c)(d)	142	139
3.02%, 10/15/2034 (c)	179	178
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	64,003	640
5.99%, 12/10/2035	199	202
0.74%, 3/10/2040 (a)(c)	2,551	35
See accompanying notes

272

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Ginnie Mae
1.65%, 10/16/2012 (c)	$6,734	$211
4.51%, 10/16/2028 (c)	563	564
3.96%, 6/16/2031	1,829	1,810
1.11%, 2/16/2047 (c)	15,019	796
0.85%, 3/16/2047 (c)	4,380	244
GMAC Commercial Mortgage Securities Inc
0.97%, 3/10/2038 (a)(c)	2,246	44
0.57%, 8/10/2038 (a)(c)	61,094	661
GMAC Mortgage Corp Loan Trust
5.25%, 7/25/2034	750	703
Greenpoint Mortgage Funding Trust
3.17%, 6/25/2045 (c)(d)	171	155
3.20%, 6/25/2045 (c)	164	108
3.21%, 10/25/2045 (c)(d)	269	222
Greenwich Capital Commercial Funding Corp
0.46%, 6/10/2036 (a)(c)	18,581	141
0.26%, 4/10/2037 (a)	153,365	603
0.51%, 3/10/2039 (a)(c)	20,873	387
0.97%, 8/10/2042 (a)(c)	7,110	132
0.48%, 12/10/2049 (a)(c)	51,115	761
GS Mortgage Securities Corp II
0.86%, 11/10/2039 (a)	6,105	203
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (c)	604	591
Heller Financial Commercial Mortgage Asset Corp
8.07%, 1/17/2034 (c)	1,000	1,046
8.18%, 1/17/2034 (c)	1,175	1,234
Impac CMB Trust
3.89%, 10/25/2033 (c)	75	54
3.66%, 1/25/2035 (c)	384	308
3.21%, 4/25/2035 (c)	131	86
3.32%, 4/25/2035 (c)	110	58
3.20%, 8/25/2035 (c)	91	62
3.40%, 8/25/2035 (c)	79	45
3.44%, 8/25/2035 (c)	123	67
3.14%, 4/25/2037 (c)	805	667
Indymac Index Mortgage Loan Trust
3.20%, 4/25/2034 (c)(d)	51	47
3.13%, 4/25/2035 (c)	153	126
3.22%, 4/25/2035 (c)	113	77
5.52%, 7/25/2035 (c)	967	534
3.20%, 8/25/2035 (c)(d)	236	196
3.08%, 1/25/2037 (c)(d)	930	626
3.13%, 6/25/2037 (c)	798	634
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (a)(c)	11,022	332
6.04%, 11/15/2035	1,131	1,150
7.20%, 11/15/2035 (a)(c)	350	370
0.76%, 10/12/2037 (a)(c)	3,857	142
3.48%, 6/12/2041	296	293
5.30%, 5/15/2047 (c)	1,400	1,388
5.31%, 1/15/2049	625	617
0.49%, 2/12/2051 (c)	57,445	804
JP Morgan Mortgage Trust
3.81%, 5/25/2034	558	565
5.11%, 6/25/2035 (c)	425	415
5.30%, 7/25/2035	1,056	1,033
5.82%, 6/25/2036 (c)	839	823
5.82%, 6/25/2036 (c)	400	346
5.82%, 1/25/2037 (c)	308	303
5.71%, 4/25/2037 (c)	555	527
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	186	189
5.97%, 3/15/2026	69	70
4.90%, 6/15/2026	170	170
3.09%, 5/15/2027	106	106
4.19%, 8/15/2029	220	219
3.63%, 10/15/2029	497	494
4.44%, 12/15/2029 (c)	1,000	988
0.61%, 7/15/2035 (a)(c)	4,161	129
0.64%, 10/15/2035 (a)(c)	9,586	350
1.22%, 3/15/2036 (a)(c)	1,852	38
0.84%, 8/15/2036 (a)(c)	2,146	29
0.68%, 2/15/2040 (c)	6,111	165
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (c)	399	388
Merrill Lynch Mortgage Trust
0.34%, 11/12/2035 (a)(c)	33,622	160
0.29%, 7/12/2038	127,702	845
5.80%, 5/12/2039 (c)	1,100	1,109
3.59%, 9/12/2041	125	124
0.42%, 9/12/2042 (c)	61,670	518
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.11%, 7/12/2046 (a)(c)	32,361	432
0.86%, 7/12/2046	49,661	1,467
0.73%, 8/12/2048 (c)	11,364	358
0.70%, 9/12/2049 (c)	23,450	590
0.10%, 12/12/2049 (a)(c)	16,688	203
0.84%, 12/12/2049 (c)	27,843	753
5.11%, 12/12/2049 (c)	885	874
Morgan Stanley Capital I
1.19%, 1/13/2041 (a)(c)	28,934	760
3.12%, 5/24/2043 (a)(b)(c)	750	593
0.07%, 12/15/2043 (a)(c)	12,656	139
3.27%, 8/25/2046 (b)(c)	725	413
3.40%, 12/20/2046 (a)(c)	225	104
See accompanying notes

273

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	$63	$65
Nationslink Funding Corp
7.23%, 6/20/2031	357	358
7.34%, 6/20/2031 (c)	675	683
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (c)	1,275	1,232
Prudential Securities Secured Financing
6.48%, 11/1/2031	185	186
Residential Accredit Loans Inc
6.00%, 11/25/2032	797	759
5.76%, 12/25/2035 (c)	140	130
3.04%, 3/25/2047 (c)(d)	1,503	1,053
Residential Funding Mortgage Securities
5.25%, 11/25/2035 (c)	568	575
5.68%, 2/25/2036 (c)	299	282
3.49%, 7/25/2036 (c)	602	568
Sequoia Mortgage Trust
3.03%, 2/20/2035 (c)	50	42
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (c)	977	960
3.59%, 8/25/2034 (c)	346	152
3.14%, 3/25/2035 (c)	34	30
5.25%, 12/25/2035	96	81
3.08%, 7/25/2037 (c)(d)	670	460
Structured Asset Mortgage Investments Inc
3.20%, 5/25/2045 (c)	168	123
3.21%, 9/25/2045 (c)	160	127
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)	1,450	1,193
Thornburg Mortgage Securities Trust
3.25%, 12/25/2033 (c)	667	662
3.16%, 10/25/2035 (c)(d)	474	470
Wachovia Bank Commercial Mortgage Trust
0.35%, 1/15/2041 (a)(c)	18,503	96
0.50%, 4/15/2042 (a)(c)	79,894	873
5.25%, 12/15/2043	1,175	1,157
4.52%, 5/15/2044	755	748
6.05%, 2/15/2051 (c)	1,100	1,108
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (a)	461	454
WaMu Mortgage Pass Through Certificates
5.75%, 3/25/2033 (c)	155	155
4.05%, 10/25/2033 (c)	1,250	1,249
4.84%, 9/25/2035 (c)	747	732
5.70%, 6/25/2037 (c)	1,017	948
3.04%, 7/25/2044 (c)(d)	102	91
3.30%, 1/25/2045 (c)(d)	1,764	1,335
3.13%, 4/25/2045 (c)	20	16
3.17%, 4/25/2045 (c)	88	60
3.18%, 7/25/2045 (c)	165	135
3.14%, 11/25/2045 (c)(d)	113	106
Washington Mutual Alternative Mortgage
3.17%, 6/25/2046 (c)	674	316
3.08%, 1/25/2047 (c)	630	410
Wells Fargo Mortgage Backed Securities
4.21%, 3/25/2035 (c)	1,374	1,291
4.11%, 6/25/2035 (c)	775	754
5.24%, 4/25/2036 (c)	1,064	985

		94,663

Multi-Line Insurance (0.32%)
CNA Financial Corp
6.60%, 12/15/2008	549	554
6.00%, 8/15/2011	150	152
Genworth Financial Inc
6.15%, 11/15/2066 (c)	185	155

		861

Multimedia (0.33%)
Time Warner Entertainment Co LP
7.25%, 9/1/2008	350	352
Viacom Inc
3.15%, 6/16/2009 (c)	520	513

		865

Mutual Insurance (0.16%)
Health Care Service Corp
7.75%, 6/15/2011 (a)	400	437

Non-Hazardous Waste Disposal (0.21%)
Oakmont Asset Trust
4.51%, 12/22/2008 (a)	550	553
Office Automation & Equipment (0.24%)
Xerox Corp
3.51%, 12/18/2009 (c)	350	344
5.50%, 5/15/2012	295	295

		639

Office Furnishings — Original (0.07%)
Steelcase Inc
6.50%, 8/15/2011	195	198

Oil — Field Services (0.30%)
BJ Services Co
3.25%, 6/1/2008 (c)	150	150
Weatherford International Inc
6.63%, 11/15/2011	250	262
5.95%, 6/15/2012	375	389

		801

Oil Company — Exploration & Production (1.04%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (c)(d)	300	295
See accompanying notes

274

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
Canadian Natural Resources Ltd
5.15%, 2/1/2013	$650	$658
Devon OEI Operating Inc
7.25%, 10/1/2011	475	515
Marathon Oil Canada Corp
8.38%, 5/1/2012	425	469
Nexen Inc
5.05%, 11/20/2013	292	287
Pemex Project Funding Master Trust
6.13%, 8/15/2008	13	13
XTO Energy Inc
7.50%, 4/15/2012	400	435
5.90%, 8/1/2012	80	83

		2,755

Oil Company — Integrated (0.16%)
Husky Energy Inc
6.25%, 6/15/2012	400	417

Oil Refining & Marketing (0.25%)
Tesoro Corp
6.25%, 11/1/2012	400	382
Valero Energy Corp
6.88%, 4/15/2012	275	290

		672

Pharmacy Services (0.26%)
Medco Health Solutions Inc
7.25%, 8/15/2013	650	689

Pipelines (0.80%)
Enbridge Energy Partners LP
4.00%, 1/15/2009	200	199
Enbridge Inc
5.80%, 6/15/2014	600	607
NGPL PipeCo LLC
6.51%, 12/15/2012 (a)	650	670
ONEOK Partners LP
5.90%, 4/1/2012	255	260
TEPPCO Partners LP
7.63%, 2/15/2012	375	392

		2,128

Private Corrections (0.12%)
Corrections Corp of America
7.50%, 5/1/2011	325	330

Property & Casualty Insurance (0.41%)
Markel Corp
7.00%, 5/15/2008	450	450
WR Berkley Corp
9.88%, 5/15/2008	625	626

		1,076

Quarrying (0.19%)
Vulcan Materials Co
4.05%, 12/15/2010 (c)	500	495

Real Estate Management & Services (0.10%)
AMB Property LP
6.30%, 6/1/2013	265	267

Real Estate Operator & Developer (0.51%)
Duke Realty LP
5.63%, 8/15/2011	180	173
ERP Operating LP
5.50%, 10/1/2012	575	559
Regency Centers LP
8.45%, 9/1/2010	575	614

		1,346

Regional Banks (2.19%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (c)	435	321
BAC Capital Trust XIV
5.63%, 3/15/2043 (c)	550	442
Bank of America Corp
4.90%, 5/1/2013 (g)	615	613
Capital One Financial Corp
5.70%, 9/15/2011	300	293
First Union Institutional Capital I
8.04%, 12/1/2026	550	548
Fleet Capital Trust II
7.92%, 12/11/2026	525	546
NB Capital Trust
7.83%, 12/15/2026	375	366
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)	365	277
Wachovia Corp
5.35%, 3/15/2011	600	605
3.23%, 3/1/2012 (c)	275	258
5.50%, 5/1/2013	300	301
Wells Fargo & Co
4.38%, 1/31/2013	1,270	1,256

		5,826

REITS — Apartments (0.14%)
Camden Property Trust
4.38%, 1/15/2010	200	195
UDR Inc
5.50%, 4/1/2014	200	187

		382

REITS — Diversified (0.76%)
Duke Realty LP
6.80%, 2/12/2009	450	453
iStar Financial Inc
3.14%, 9/15/2009 (c)	275	246
3.34%, 3/9/2010 (c)	350	312
6.00%, 12/15/2010	500	449
See accompanying notes

275

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Diversified (continued)
iStar Financial Inc (continued)
5.65%, 9/15/2011	$200	$174
Liberty Property LP
7.75%, 4/15/2009	385	393

		2,027

REITS — Healthcare (0.54%)
HCP Inc
3.25%, 9/15/2008 (c)	600	590
5.65%, 12/15/2013	125	114
Nationwide Health Properties Inc
6.50%, 7/15/2011	400	410
6.25%, 2/1/2013	325	323

		1,437

REITS — Office Property (0.42%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	605	583
HRPT Properties Trust
3.40%, 3/16/201 l(c)	188	172
6.95%, 4/1/2012	350	357

		1,112

REITS — Regional Malls (0.18%)
Simon Property Group LP
3.75%, 1/30/2009	225	223
4.60%, 6/15/2010	65	64
5.60%, 9/1/2011	200	201

		488

REITS — Shopping Centers (0.56%)
Developers Diversified Realty Corp
3.88%, 1/30/2009	510	503
5.38%, 10/15/2012	150	140
Federal Realty Investment Trust
6.00%, 7/15/2012	350	349
Westfield Group
5.40%, 10/1/2012 (a)(h)	500	493

		1,485

REITS — Warehouse & Industrial (0.47%)
Prologis
3.34%, 8/24/2009 (c)	250	241
5.25%, 11/15/2010	400	396
5.50%, 3/1/2013	625	607

		1,244

Rental — Auto & Equipment (0.34%)
Erac USA Finance Co
3.15%, 4/30/2009 (a)(c)	400	399
5.80%, 10/15/2012 (a)	515	491

		890

Retail — Drug Store (0.16%)
CVS Caremark Corp
3.38%, 6/1/2010 (c)	450	437

Retail — Regional Department Store (0.11%)
Macys Retail Holdings Inc
4.80%, 7/15/2009	300	295

Retail — Restaurants (0.41%)
Darden Restaurants Inc
5.63%, 10/15/2012	625	614
Yum! Brands Inc
7.65%, 5/15/2008	475	475

		1,089

Rubber -Tires (0.08%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (c)	200	200

Satellite Telecommunications (0.10%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)	275	277

Savings & Loans — Thrifts (0.28%)
Greenpoint Financial Corp
3.20%, 6/6/2008	200	200
Washington Mutual Inc
3.01%, 1/15/2010 (c)	275	255
2.90%, 3/22/2012 (c)	350	299

		754

Sovereign (0.10%)
Mexico Government International Bond
8.38%, 1/14/2011	250	278

Special Purpose Banks (0.14%)
Korea Development Bank
2.82%, 4/3/2010 (c)(d)	365	364

Special Purpose Entity (0.85%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)	500	510
Genworth Global Funding Trusts
5.20%, 10/8/2010	375	377
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008	185	185
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (a)(c)	280	280
USB Realty Corp
6.09%, 12/22/2049 (a)(c)	330	243
Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (a)(c)	200	202
Xlliac Global Funding
3.28%, 6/2/2008 (a)(c)(d)	450	450

		2,247

See accompanying notes

276

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Steel — Producers (0.45%)
Ispat Inland ULC
9.75%, 4/1/2014	$600	$640
Nucor Corp
5.00%, 12/1/2012	175	176
United States Steel Corp
5.65%, 6/1/2013	400	391

		1,207

Supranational Bank (0.08%)
Corp Andina de Fomento
3.31%, 6/13/2008 (b)(c)	225	225

Telecommunication Services (0.14%)
Qwest Corp
7.88%, 9/1/2011	150	154
Telcordia Technologies Inc
6.46%, 7/15/2012 (a)(c)	275	228

		382

Telepbone — Integrated (2.33%)
AT&T Inc
4.95%, 1/15/2013	750	755
British Telecommunications PLC
5.15%, 1/15/2013	750	753
Deutsche Telekom International Finance
2.78%, 3/23/2009 (c)	375	371
Koninklijke KPN NV
8.00%, 10/1/2010	475	508
Sprint Capital Corp
7.63%, 1/30/2011	250	237
8.38%, 3/15/2012	250	238
Sprint Nextel Corp
3.07%, 6/28/2010 (c)	275	238
Telecom Italia Capital SA
4.00%, 11/15/2008	320	318
3.34%, 7/18/2011 (c)	240	222
Telefonica Emisiones SAU
2.84%, 6/19/2009 (c)	400	396
5.86%, 2/4/2013 (g)	575	591
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008	325	326
Verizon California Inc
6.70%, 9/1/2009	615	635
Verizon Communications Inc
4.35%, 2/15/2013	600	591

		6,179

Television (0.27%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	400	407
Univision Communications Inc
7.85%, 7/15/2011	325	309

		716

Tobacco (0.28%)
Reynolds American Inc
6.50%, 7/15/2010	400	410
3.50%, 6/15/2011 (c)	350	333

		743

Tools — Hand Held (0.21%)
Snap-On Inc
2.84%, 1/12/2010 (c)(d)	575	563

Transport — Marine (0.08%)
Overseas Shipholding Group Inc
8.25%, 3/15/2013	200	208

Transport — Rail (0.28%)
CSX Corp
4.88%, 11/1/2009	335	335
Union Pacific Corp
5.45%, 1/31/2013	400	403

		738

TOTAL BONDS		235,153

SENIOR FLOATING RATE INTERESTS (1.31%)
Aerospace & Defense Equipment (0.08%)
Sequa Corp, Term Loan B
8.08%, 12/7/2014 (c)	224	218

Applications Software (0.20%)
Metavante Corp, Term Loan B
6.70%, 11/1/2014 (c)	550	524

Auto/Truck Parts & Equipment — Replacement (0.12%)
Allison Transmission Inc, Term Loan B
5.75%, 8/7/2014 (c)	348	327

Cellular Telecommunications (0.11%)
Alltel Holdings Corp, Term Loan B
5.93%, 5/31/2015 (c)	299	275

Electric — Integrated (0.13%)
Texas Competitive Electric Holdings Company, Term Loan B2
6.58%, 10/29/2014 (c)	111	106
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (c)	249	238

		344

Non-Hazardous Waste Disposal (0.17%)
Allied Waste North America Inc, Term Loan B
0.00%, 3/28/2014 (c)(i)	475	459

Publishing — Periodicals (0.14%)
Dex Media East LLC, Term Loan B
7.02%, 10/17/2014 (c)	415	379
See accompanying notes

277

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Racetracks (0.11%)
Penn National Gaming Inc, Term Loan B
4.45%, 10/3/2012 (c)	$300	$291

Retail — Building Products (0.18%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012(c)	478	473

Satellite Telecommunications (0.07%)
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (c)	184	173
Telesat Canada Inc, Term Loan DD
6.26%, 10/31/2014 (c)	5	4

		177

TOTAL SENIOR FLOATING RATE INTERESTS		$3,467

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (17.63%)
Federal Home Loan Mortgage Corporation (FHLMC) (2.08%)
5.50%, 12/1/2008	16	17
5.50%, 2/1/2009	36	37
5.50%, 3/1/2009	17	18
5.50%, 4/1/2009	41	42
6.50%, 4/1/2009	7	7
5.00%, 9/1/2009	54	54
9.00%, 9/1/2009	2	2
4.50%, 11/1/2009	95	96
4.50%, 12/1/2009	231	234
4.50%, 4/1/2010	144	146
4.50%, 9/1/2010	248	253
4.50%, 2/1/2011	101	102
4.50%, 4/1/2011	123	126
4.50%, 7/1/2011	138	140
4.50%, 11/1/2011	589	599
6.50%, 4/1/2015	7	7
6.50%, 12/1/2015	27	28
7.00%, 12/1/2022	160	170
7.50%, 12/1/2029	4	4
8.00%, 12/1/2011	1	1
5.99%, 12/1/2034 (c)	256	258
4.55%, 1/1/2035 (c)	347	351
5.86%, 6/1/2035 (c)	1,241	1,271
4.98%, 9/1/2035 (c)	411	417
5.00%, 9/1/2035 (c)	444	446
6.50%, 1/1/2037 (c)	681	703

		5,529

Federal National Mortgage Association (FNMA) (2.87%)
5.50%, 2/1/2009	102	104
5.50%, 5/1/2009	5	6
5.50%, 10/1/2009	66	67
4.50%, 12/1/2009	20	21
4.50%, 3/1/2010	184	188
4.00%, 5/1/2010	416	422
4.50%, 5/1/2010	66	67
4.00%, 6/1/2010	198	201
4.00%, 7/1/2010	312	317
4.00%, 8/1/2010	156	158
4.50%, 8/1/2011	331	336
8.50%, 5/1/2022	38	41
8.00%, 5/1/2027	7	7
6.00%, 7/1/2028	79	81
7.50%, 10/1/2029	20	21
6.29%, 12/1/2032 (c)	254	257
4.33%, 7/1/2034 (c)	599	604
6.02%, 7/1/2034 (c)	211	214
4.30%, 8/1/2034 (c)	353	357
4.36%, 9/1/2034 (c)	435	444
4.50%, 1/1/2035 (c)	493	498
6.28%, 1/1/2035 (c)	85	86
6.79%, 2/1/2035 (c)	88	89
4.55%, 4/1/2035 (c)	702	712
7.12%, 6/1/2035 (c)	125	128
4.95%, 10/1/2035 (c)	1,491	1,499
5.58%, 2/1/2037 (c)	676	688

		7,613

U.S. Treasury (12.68%)
4.88%, 1/31/2009 (f)	2,000	2,046
3.00%, 2/15/2009 (f)	13,000	13,123
4.88%, 8/15/2009 (f)	6,500	6,727
4.75%, 2/15/2010 (f)	3,000	3,134
3.88%, 5/15/2010 (f)	1,150	1,188
4.50%, 11/15/2010 (f)	500	527
4.50%, 4/30/2012 (f)	3,700	3,928
4.38%, 8/15/2012 (f)	1,350	1,433
4.25%, 8/15/2013 (f)	1,500	1,586

		33,692

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$46,834

SHORT TERM INVESTMENTS (0.39%)
Commercial Paper (0.39%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$17	$17
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	17	17
See accompanying notes

278

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Textron Inc
2.90%, 5/1/2008 (d)	$1,000	$1,000

		1,034

TOTAL SHORT TERM INVESTMENTS		$1,034

REPURCHASE AGREEMENTS (4.67%)
Finance — Investment Banker & Broker (4.67%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $12,533,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (d)	$12,399	$12,398

TOTAL REPURCHASE AGREEMENTS		$12,398

Total Investments		$298,886
Liabilities in Excess of Other Assets, Net - (12.53)%		(33,278)

TOTAL NET ASSETS - 100.00%		$265,608

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $27,916 or 10.51% of net assets.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,655 or 2.13% of net assets.

(c)	Variable Rate

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $379 or 0.14% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security purchased on a when-issued basis.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $197 or 0.07% of net assets.

(i)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$1,956
Unrealized Depreciation	(20,923)

Net Unrealized Appreciation (Depreciation)	(18,967)
Cost for federal income tax purposes	317,853
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX.NA.IG. 10 Index and pay quarterly 1.55% to Deutsche Bank AG. Expires June 2013.	$4,500	$(82)

Buy protection for CDX.NA.IG. 10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc., Expires June 2013.	7,700	(152)
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
US 2 Year Note; June 2008	115	$24,606	$24,459	$(147)

Sell:
US. 5 Year Note; June 2008	103	11,650	11,534	116
US 10 Year Note; June 2008	39	4,570	4,517	53
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	40.62%
Financial	22.49%
Asset Backed Securities	13.42%
Government	12.87%
Communications	5.29%
Consumer, Non-cyclical	4.22%
Utilities	3.21%
Industrial	3.19%
Energy	2.55%
Consumer, Cyclical	2.28%
Technology	1.31%
Basic Materials	0.90%
Diversified	0.18%
Liabilities in Excess of Other Assets, Net	(12.53%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	15.25%
Credit Default Swaps	0.09%
See accompanying notes

279

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (79.51%)
Aerospace & Defense Equipment (0.40%)
United Technologies Corp
4.38%, 5/1/2010	$2,000	$2,024

Agricultural Operations (1.61%)
Cargill Inc
5.20%, 1/22/2013 (a)	8,250	8,236

Asset Backed Securities (0.18%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011	940	936

Automobile Sequential (0.46%)
WFS Financial Owner Trust
3.93%, 2/17/2012	2,372	2,371

Casino Hotels (0.52%)
Harrah’s Operating Co Inc
5.50%, 7/1/2010	3,000	2,663

Chemicals — Diversified (1.20%)
PPG Industries Inc
5.75%, 3/15/2013	6,000	6,155

Commercial Services — Finance (0.98%)
Western Union Co/The
5.40%, 11/17/2011	5,000	4,998

Computers (0.49%)
Hewlett-Packard Co
4.50%, 3/1/2013	2,500	2,520

Consumer Products — Miscellaneous (1.16%)
Clorox Co
5.00%, 3/1/2013	6,000	5,926

Diversified Financial Services (0.99%)
General Electric Capital Corp
5.72%, 8/22/2011	5,000	5,043

Diversified Manufacturing Operations (0.49%)
Honeywell International Inc
4.25%, 3/1/2013	2,500	2,485

Electric — Integrated (2.50%)
Alabama Power Co
4.85%, 12/15/2012	2,500	2,529
Pacific Gas & Electric Co
3.60%, 3/1/2009	1,650	1,646
Texas-New Mexico Power Co
6.25%, 1/15/2009	2,750	2,778
Virginia Electric and Power Co
5.10%, 11/30/2012	5,750	5,846

		12,799

Federal & Federally Sponsored Credit (4.82%)
Federal Farm Credit Bank
3.45%, 1/11/2010	12,000	12,118
2.88%, 8/4/2010	12,500	12,506

		24,624

Fiduciary Banks (0.84%)
Bank of New York Mellon Corp/The
4.95%, 11/1/2012	4,250	4,314

Finance (0.02%)
Green Tree Financial Corp
7.70%, 9/15/2026	120	90

Finance — Commercial (0.50%)
Caterpillar Financial Services Corp
4.85%, 12/7/2012	2,500	2,532

Finance — Consumer Loans (2.39%)
John Deere Capital Corp
4.95%, 12/17/2012	8,250	8,379
SLM Corp
4.00%, 1/15/2009	4,000	3,865

		12,244

Finance — Investment Banker & Broker (0.49%)
Citigroup Inc
5.50%, 8/27/2012	2,500	2,504

Finance — Leasing Company (0.79%)
International Lease Finance Corp
6.38%, 3/25/2013	4,000	4,054

Finance — Mortgage Loan/Banker (13.87%)
Fannie Mae
4.00%, 9/2/2008	5,000	5,027
4.25%, 5/15/2009	8,250	8,380
4.75%, 11/19/2012 (b)	8,000	8,405
Federal Home Loan Bank System
5.25%, 8/5/2009	16,500	16,993
4.63%, 10/10/2012	8,000	8,371
Freddie Mac
5.00%, 1/16/2009	5,000	5,085
4.75%, 11/3/2009	12,000	12,322
4.13%, 7/12/2010	1,000	1,027
5.25%, 7/18/2011(b)	5,000	5,308

		70,918

Finance — Other Services (0.99%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)(c)	5,000	5,036

Food — Miscellaneous/Diversified (1.40%)
Kellogg Co
5.13%, 12/3/2012	7,000	7,138
See accompanying notes

280

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Gas — Distribution (0.32%)
Sempra Energy
4.75%, 5/15/2009	$1,650	$1,654

Industrial Gases (0.34%)
Air Products & Chemicals Inc
4.15%, 2/1/2013	1,750	1,721

Medical — Biomedical/Gene (1.07%)
Amgen Inc
4.00%, 11/18/2009	5,500	5,495

Medical — HMO (0.79%)
UnitedHealth Group Inc
4.88%, 2/15/2013	4,250	4,059

Medical — Wholesale Drug Distribution (0.79%)
Cardinal Health Inc
6.25%, 7/15/2008	4,000	4,021

Mortgage Backed Securities (18.74%)
Banc of America Funding Corp
5.00%, 6/25/2035 (c)	5,000	4,790
5.75%, 3/25/2036	4,665	4,437
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	4,000	3,918
Chase Mortgage Finance Corp
5.50%, 5/25/2035	3,237	3,225
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 10/25/2035	9,139	9,186
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	1,557	1,419
Fannie Mae
5.00%, 11/25/2035	3,051	3,067
Freddie Mac
5.50%, 4/15/2027	9,465	9,664
4.25%, 6/15/2027	501	502
5.50%, 10/15/2027	8,115	8,291
6.00%, 9/15/2029	8,977	9,207
4.50%, 5/15/2030	5,000	4,992
6.00%, 6/15/2030	676	679
4.50%, 5/15/2032	1,133	1,130
Ginnie Mae
4.50%, 8/20/2032	1,465	1,452
GSR Mortgage Loan Trust
6.00%, 2/25/2035	2,442	2,374
6.00%, 6/25/2036	3,990	3,912
Lehman Mortgage Trust
5.75%, 4/25/2036	9,005	8,667
Residential Asset Securitization Trust
6.00%, 5/25/2036	4,376	4,192
Residential Funding Mortgage Securities
5.50%, 9/25/2036	5,000	4,842
Structured Asset Securities Corp
5.50%, 12/25/2033	6,000	5,830

		95,776

Multimedia (1.63%)
COX Enterprises Inc
4.38%, 5/1/2008 (a)	4,000	4,000
Walt Disney Co/The
4.70%, 12/1/2012	4,250	4,325

		8,325

Networking Products (0.86%)
Cisco Systems Inc
5.25%, 2/22/2011	4,250	4,392

Oil Company — Exploration & Production (1.82%)
Apache Corp
6.25%, 4/15/2012	8,750	9,316

Property & Casualty Insurance (0.87%)
Fidelity National Financial Inc
7.30%, 8/15/2011	4,250	4,438

Quarrying (0.84%)
Vulcan Materials Co
5.60%, 11/30/2012	4,250	4,281

Real Estate Operator & Developer (0.76%)
ERP Operating LP
5.50%, 10/1/2012	4,000	3,888

Regional Banks (1.60%)
Wells Fargo & Co
4.38%, 1/31/2013	8,250	8,161

Reinsurance (1.17%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008	6,000	6,004

REITS — Healthcare (1.00%)
Nationwide Health Properties Inc
6.50%, 7/15/2011	5,000	5,121

REITS — Single Tenant (0.77%)
CPG Partners LP
3.50%, 3/15/2009	4,000	3,948

Retail — Discount (0.10%)
Target Corp
5.13%, 1/15/2013	500	508

Retail — Drug Store (0.29%)
CVS Caremark Corp
4.00%, 9/15/2009	1,500	1,490
See accompanying notes

281

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Savings & Loans — Thrifts (0.21%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	$1,200	$1,086

Steel — Producers (1.63%)
Nucor Corp
5.00%, 12/1/2012	8,300	8,354

Telephone — Integrated (2.82%)
AT&T Inc
4.95%, 1/15/2013	4,250	4,278
Koninklijke KPN NV
8.00%, 10/1/2010	9,500	10,155

		14,433

Television (0.56%)
Univision Communications Inc
7.85%, 7/15/2011	3,000	2,850

Textile — Home Furnishings (0.97%)
Mohawk Industries Inc
7.20%, 4/15/2012	4,750	4,938

Transport — Rail (1.62%)
Canadian National Railway Co
4.25%, 8/1/2009	8,250	8,273

Transport — Services (0.85%)
United Parcel Service Inc
4.50%, 1/15/2013	4,250	4,327

TOTAL BONDS		$406,469

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (16.07%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.16%)
9.50%, 8/1/2016	11	12
6.00%, 4/1/2017	266	274
6.00%, 5/1/2017	482	498
6.87%, 11/1/2021 (c)	33	34

		818

Federal National Mortgage Association (FNMA) (0.12%)
6.50%, 1/1/2012	129	134
6.50%, 1/1/2014	124	129
8.50%, 11/1/2017	21	23
6.73%, 1/1/2019 (c)	15	15
5.61%, 4/1/2019 (c)	8	8
10.00%, 5/1/2022	14	16
7.05%, 11/1/2022 (c)	4	4
6.36%, 11/1/2032 (c)	260	263
5.57%, 11/1/2035 (c)	34	34

		626

Government National Mortgage Association (GNMA) (0.04%)
11.00%, 2/15/2010	2	3
8.00%, 3/15/2012	4	4
11.00%, 10/15/2015	22	25
11.00%, 11/15/2015	7	8
11.00%, 11/15/2015	44	49
10.00%, 1/15/2019	83	94
10.00%, 2/15/2019	1	1
11.00%, 8/15/2020	10	11
9.00%, 4/20/2025	3	4

		199

U.S. Treasury (15.75%)
3.25%, 8/15/2008 (b)(d)	5,000	5,026
2.63%, 3/15/2009	6,000	6,042
4.88%, 5/15/2009 (b)	5,000	5,149
3.63%, 10/31/2009 (b)	25,000	25,539
3.13%, 11/30/2009 (b)	30,000	30,441
4.75%, 2/15/2010 (b)	3,000	3,134
3.88%, 10/31/2012 (b)	5,000	5,186

		80,517

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$82,160

REPURCHASE AGREEMENTS (21.06%)
Finance — Investment Banker & Broker (17.72%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $91,542,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (e)	$90,560	$90,555

Money Center Banks (3.34%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $8,795,000; 2.19%; dated 01/23/09)	8,539	8,538

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $8,795,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	8,539	8,539

		17,077

TOTAL REPURCHASE AGREEMENTS		$107,632

Total Investments		$596,261
Liabilities in Excess of Other Assets, Net — (16.64)%		(85,051)

TOTAL NET ASSETS — 100.00%		$511,210

See accompanying notes

282

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $17,272 or 3.38% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Variable Rate

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $241 or 0.05% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$4,855
Unrealized Depreciation	(3,746)

Net Unrealized Appreciation (Depreciation)	1,109
Cost for federal income tax purposes	595,152
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
U.S. 5 Year Note; June 2008	200	$22,619	$22,397	$222
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Government	34.44%
Financial	34.43%
Mortgage Securities	19.06%
Consumer, Non-cyclical	7.80%
Communications	5.87%
Basic Materials	4.01%
Industrial	3.35%
Utilities	2.83%
Consumer, Cyclical	1.88%
Energy	1.82%
Asset Backed Securities	0.66%
Technology	0.49%
Liabilities in Excess of Other Assets, Net	(16.64%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.38%
See accompanying notes

283

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.13%)
Advertising Services (0.34%)
inVentiv Health Inc (a)	31,926	$949

Aerospace & Defense (1.49%)
Esterline Technologies Corp (a)	38,269	2,130
Teledyne Technologies Inc (a)	20,637	1,212
TransDigm Group Inc (a)	23,010	874

		4,216

Aerospace & Defense Equipment (2.10%)
AAR Corp (a)	48,270	1,130
BE Aerospace Inc (a)	56,965	2,299
Moog Inc (a)	23,830	1,027
Triumph Group Inc	25,430	1,497

		5,953

Airlines (0.37%)
Allegiant Travel Co (a)(b)	22,342	609
Republic Airways Holdings Inc (a)	25,950	437

		1,046

Alternative Waste Tech (0.20%)
Calgon Carbon Corp (a)(b)	39,490	563

Apparel Manufacturers (0.14%)
G-III Apparel Group Ltd (a)	26,906	397

Applications Software (1.11%)
Progress Software Corp (a)	39,000	1,179
Quest Software Inc (a)	89,100	1,187
Verint Systems Inc (a)	38,828	774

		3,140

Auto/Truck Parts & Equipment — Original (0.29%)
American Axle & Manufacturing Holdings	40,640	818

Auto/Truck Parts & Equipment — Replacement (0.25%)
Aftermarket Technology Corp (a)	31,305	717

Beverages — Wine & Spirits (0.81%)
Central European Distribution Corp (a)(b)	37,690	2,296

Building & Construction — Miscellaneous (0.55%)
Layne Christensen Co (a)(b)	36,790	1,570

Building & Construction Products — Miscellaneous (0.45%)
Interline Brands Inc (a)(b)	65,920	1,276

Building Products — Cement & Aggregate (0.64%)
Texas Industries Inc (b)	23,316	1,805

Building Products — Doors & Windows (0.10%)
Apogee Enterprises Inc	12,345	275

Casino Services (0.24%)
Bally Technologies Inc (a)(b)	20,590	694

Chemicals — Diversified (1.17%)
FMC Corp	36,634	2,300
Rockwood Holdings Inc (a)	27,660	1,021

		3,321

Chemicals — Specialty (1.37%)
Arch Chemicals Inc	52,211	1,779
OM Group Inc (a)	38,266	2,095

		3,874

Commercial Banks (5.78%)
Bancfirst Corp	8,892	389
Bank of Hawaii Corp	35,482	1,945
Cathay General Bancorp	29,850	509
Central Pacific Financial Corp	49,658	912
City Bank/Lynnwood WA	18,906	343
City Holding Co	19,714	820
Columbia Banking System Inc	14,478	392
Community Bancorp/NV (a)(b)	17,969	199
Cullen/Frost Bankers Inc	35,742	1,995
East West Bancorp Inc	43,202	615
First Community Bancorp Inc/CA	6,625	142
First State Bancorporation/NM	15,621	145
Green Bankshares Inc	16,116	323
IBERIABANK Corp (b)	12,628	609
Pacific Capital Bancorp NA (b)	15,007	306
Pinnacle Financial Partners Inc (a)(b)	15,541	421
Preferred Bank/Los Angeles CA	29,638	347
Prosperity Bancshares Inc	36,197	1,121
S&T Bancorp Inc	17,920	611
Sterling Bancshares Inc/TX	56,510	587
Sterling Financial Corp/WA	54,758	669
SVB Financial Group (a)(b)	36,047	1,754
Texas Capital Bancshares Inc (a)	25,110	463
Trustmark Corp (b)	21,800	475
Vineyard National Bancorp — Warrants (a)(c)(d)(e)	2,369	—
Webster Financial Corp	10,960	285

		16,377

Commercial Services (0.29%)
Steiner Leisure Ltd (a)	24,500	811

Commercial Services — Finance (0.75%)
Morningstar Inc (a)(b)	17,471	1,013
Wright Express Corp (a)	33,985	1,121

		2,134

Computer Aided Design (1.20%)
Ansys Inc (a)	51,760	2,082
See accompanying notes

284

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (continued)
Aspen Technology Inc (a)	96,216	$1,322

		3,404

Computer Services (1.28%)
Ciber lnc(a)	143,320	897
Manhattan Associates Inc (a)(b)	34,810	905
Ness Technologies Inc (a)	57,520	522
SYKES Enterprises Inc (a)	78,742	1,309

		3,633

Computer Software (0.69%)
Double-Take Software Inc (a)	36,350	541
Omniture Inc (a)	62,550	1,427

		1,968

Consulting Services (1.70%)
FTI Consulting Inc (a)(b)	23,410	1,498
Gartner Inc (a)	88,140	2,020
Huron Consulting Group Inc (a)	30,922	1,295

		4,813

Consumer Products — Miscellaneous (1.10%)
CSS Industries Inc	28,670	896
Jarden Corp (a)	12,040	257
Tupperware Brands Corp	50,080	1,973

		3,126

Cosmetics & Toiletries (0.50%)
Chattem Inc (a)(b)	20,310	1,419

Data Processing & Management (0.16%)
Commvault Systems Inc (a)	36,923	454

Diagnostic Equipment (0.56%)
Immucor Inc (a)	59,103	1,595

Diagnostic Kits (0.46%)
Meridian Bioscience Inc	48,551	1,307

Distribution & Wholesale (1.21%)
Fossil Inc (a)	40,120	1,436
Tech Data Corp (a)	22,200	746
United Stationers Inc (a)	28,477	1,256

		3,438

Diversified Manufacturing Operations (1.07%)
Ameron International Corp	5,520	545
Barnes Group Inc	40,180	1,048
Koppers Holdings Inc	29,873	1,447

		3,040

Diversified Operations & Commercial Services (0.17%)
Chemed Corp	14,330	489

Educational Software (0.23%)
Blackboard Inc (a)	18,480	638

Electric — Integrated (1.77%)
Allete Inc	59,320	2,478
Empire District Electric Co/The	45,360	945
Portland General Electric Co	66,898	1,605

		5,028

Electric Products — Miscellaneous (0.76%)
GrafTech International Ltd (a)	109,174	2,145

Electronic Components — Semiconductors (1.56%)
Advanced Analogic Technologies Inc (a)	56,230	389
Mellanox Technologies Ltd (a)	20,110	301
ON Semiconductor Corp (a)(b)	314,204	2,347
Zoran Corp (a)	104,740	1,379

		4,416

Electronic Design Automation (0.18%)
Magma Design Automation Inc (a)(b)	54,027	504

Electronic Measurement Instruments (0.56%)
Analogic Corp	27,760	1,599

Engineering — Research & Development Services (0.77%)
EMCOR Group Inc (a)	86,643	2,171

Enterprise Software & Services (2.18%)
Informatica Corp (a)	108,120	1,725
JDA Software Group Inc (a)	68,040	1,286
Omnicell Inc (a)	44,160	531
SYNNEX Corp(a)	56,200	1,342
Taleo Corp (a)	66,240	1,292

		6,176

Fiduciary Banks (0.03%)
Boston Private Financial Holdings Inc	9,107	85

Finance — Investment Banker & Broker (0.66%)
Investment Technology Group Inc (a)	28,589	1,380
Stifel Financial Corp (a)	10,270	485

		1,865

Finance — Leasing Company (0.42%)
Financial Federal Corp	46,292	1,081
Marlin Business Services Corp (a)	15,284	99

		1,180

Finance — Other Services (0.14%)
GFI Group Inc	32,720	384

Food — Miscellaneous/Diversified (0.90%)
Ralcorp Holdings Inc (a)	41,890	2,557
See accompanying notes

285

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Retail (0.27%)
Ruddick Corp (b)	19,490	$754

Food — Wholesale & Distribution (0.77%)
Fresh Del Monte Produce Inc (a)	14,600	463
Spartan Stores Inc	82,830	1,729

		2,192

Footwear & Related Apparel (0.88%)
Skechers U.S.A. Inc (a)	33,080	783
Wolverine World Wide Inc	59,540	1,711

		2,494

Gas — Distribution (0.97%)
Northwest Natural Gas Co	42,080	1,888
South Jersey Industries Inc	23,298	851

		2,739

Hotels & Motels (0.18%)
Gaylord Entertainment Co (a)(b)	16,959	502

Independent Power Producer (0.14%)
Ormat Technologies Inc (b)	8,170	403

Instruments — Controls (0.64%)
Mettler Toledo International Inc (a)	19,028	1,813

Instruments — Scientific (0.70%)
Dionex Corp (a)(b)	9,060	709
Varian Inc (a)	25,141	1,280

		1,989

Internet Application Software (1.27%)
DealerTrack Holdings Inc (a)(b)	21,130	407
RealNetworks Inc (a)(b)	178,950	1,102
S1 Corp (a)	119,380	807
Vocus Inc (a)(b)	45,690	1,270

		3,586

Internet Infrastructure Software (0.47%)
TIBCO Software Inc (a)(b)	172,230	1,321

Internet Security (0.15%)
Blue Coat Systems Inc (a)	20,190	426

Intimate Apparel (0.73%)
Warnaco Group Inc/The (a)	44,940	2,074

Investment Companies (0.68%)
Ares Capital Corp (b)	138,334	1,557
Hercules Technology Growth Capital Inc	36,420	370

		1,927

Investment Management & Advisory Services (0.16%)
National Financial Partners Corp (b)	17,290	465

Lasers — Systems & Components (0.35%)
Excel Technology Inc (a)	19,320	456
Rofin-Sinar Technologies Inc (a)	13,940	531

		987

Leisure & Recreation Products (0.57%)
WMS Industries Inc (a)(b)	44,655	1,616

Life & Health Insurance (0.54%)
Delphi Financial Group Inc	56,484	1,538

Machinery — Construction & Mining (0.89%)
Astec Industries Inc (a)	28,430	1,042
Bucyrus International Inc	11,790	1,485

		2,527

Machinery — General Industry (1.86%)
Middleby Corp (a)(b)	22,980	1,442
Robbins & Myers Inc	47,000	1,873
Wabtec Corp	45,352	1,945

		5,260

Machinery Tools & Related Products (0.71%)
Kennametal Inc	58,140	2,022

Medical — Biomedical/Gene (1.54%)
Applera Corp — Celera Group (a)(b)	101,740	1,361
Exelixis Inc (a)(b)	66,460	506
Genomic Health Inc (a)(b)	25,650	552
Incyte Corp (a)(b)	106,390	1,154
Integra LifeSciences Holdings Corp (a)(b)	12,110	513
Third Wave Technologies Inc (a)	32,830	290

		4,376

Medical — Drugs (1.86%)
Cubist Pharmaceuticals Inc (a)(b)	60,232	1,166
Indevus Pharmaceuticals Inc (a)	148,140	713
Sciele Pharma Inc (a)(b)	58,820	1,133
Viropharma Inc (a)(b)	127,280	1,166
XenoPort Inc (a)(b)	17,720	758
Zymogenetics Inc (a)(b)	37,800	336

		5,272

Medical — Nursing Homes (0.25%)
Ensign Group Inc/The	29,106	280
Skilled Healthcare Group Inc (a)	35,540	430

		710

Medical — Outpatient & Home Medical Care (0.96%)
Amedisys Inc (a)	41,607	2,155
Res-Care Inc (a)	34,650	565

		2,720

Medical Imaging Systems (0.27%)
IRIS International Inc (a)	56,200	767
See accompanying notes

286

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laboratory & Testing Service (1.04%)
Icon Plc ADR(a)	40,768	$2,935

Medical Products (0.79%)
Invacare Corp (b)	19,290	348
Zoll Medical Corp (a)	56,935	1,900

		2,248

Metal — Aluminum (0.24%)
Kaiser Aluminum Corp	9,800	673

Metal Processors & Fabrication (0.47%)
Dynamic Materials Corp (b)	12,164	572
Ladish Co Inc (a)(b)	24,820	746

		1,318

Miscellaneous Manufacturers (0.55%)
Aptargroup Inc	35,217	1,555

Multimedia (0.21%)
Belo Corp	59,320	599

Networking Products (1.16%)
Anixter International Inc (a)(b)	26,052	1,484
Polycom Inc (a)(b)	80,440	1,802

		3,286

Non-Ferrous Metals (0.44%)
RTI International Metals Inc (a)	30,610	1,261

Oil — Field Services (2.25%)
Global Industries Ltd (a)	17,700	283
Matrix Service Co (a)(b)	84,852	1,706
Newpark Resources (a)	51,630	283
Superior Energy Services (a)	45,854	2,035
W-H Energy Services Inc (a)	16,220	1,254
Willbros Group Inc (a)(b)	22,590	815

		6,376

Oil Company — Exploration & Production (4.24%)
Berry Petroleum Co	31,000	1,535
Mariner Energy Inc (a)	46,790	1,290
Penn Virginia Corp	47,740	2,506
Petroquest Energy Inc (a)(b)	91,414	1,900
Rosetta Resources Inc (a)	43,414	946
St Mary Land & Exploration Co	42,410	1,854
Whiting Petroleum Corp (a)	25,770	1,972

		12,003

Oil Field Machinery & Equipment (0.39%)
Dril-Quip Inc (a)	19,443	1,111

Oil Refining & Marketing (0.42%)
Holly Corp	28,728	1,192

Paper & Related Products (0.96%)
Buckeye Technologies Inc (a)	56,790	490
Rock-Tenn Co	65,610	2,226

		2,716

Patient Monitoring Equipment (0.15%)
Masimo Corp (a)	14,590	425

Pharmacy Services (0.42%)
HealthExtras Inc (a)(b)	41,760	1,178

Physician Practice Management (0.34%)
Pediatrix Medical Group Inc (a)	14,330	975

Printing — Commercial (0.53%)
Consolidated Graphics Inc (a)	26,023	1,514

Private Corrections (0.75%)
Cornell Cos Inc (a)	40,884	929
Geo Group Inc/The (a)(b)	44,796	1,185

		2,114

Property & Casualty Insurance (1.80%)
American Physicians Capital Inc	23,936	1,109
Amtrust Financial Services Inc	32,468	505
CNA Surety Corp (a)	23,670	313
National Interstate Corp (b)	11,498	262
Navigators Group Inc (a)	16,480	808
Selective Insurance Group	29,417	627
Tower Group Inc	41,920	985
United America Indemnity Ltd (a)	32,090	496

		5,105

Publishing — Newspapers (0.04%)
AH Belo Corp	11,864	116

Recreational Centers (0.60%)
Life Time Fitness Inc (a)(b)	46,410	1,687

Reinsurance (1.49%)
Argo Group International Holdings Ltd (a)(b)	16,930	607
Aspen Insurance Holdings Ltd	74,000	1,923
Max Capital Group Ltd	51,210	1,199
Validus Holdings Ltd	22,030	501

		4,230

REITS — Diversified (1.33%)
Entertainment Properties Trust	44,780	2,390
Investors Real Estate Trust (b)	37,090	378
Washington Real Estate Investment Trust	28,240	1,003

		3,771

REITS — Healthcare (0.81%)
Senior Housing Properties Trust	96,050	2,300
See accompanying notes

287

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Hotels (0.97%)
Ashford Hospitality Trust Inc	97,960	$567
DiamondRock Hospitality Co	98,660	1,258
FelCor Lodging Trust Inc	72,380	911

		2,736

REITS — Mortgage (1.25%)
Anthracite Capital Inc (b)	57,090	445
Arbor Realty Trust Inc (b)	24,611	425
Gramercy Capital Corp/New York (b)	59,203	1,125
MFA Mortgage Investments Inc	220,530	1,542

		3,537

REITS — Office Property (0.72%)
BioMed Realty Trust Inc	78,182	2,033

REITS — Shopping Centers (0.69%)
Inland Real Estate Corp	46,230	747
Kite Realty Group Trust	22,840	310
Saul Centers Inc	8,440	421
Urstadt Biddle Properties Inc	28,609	483

		1,961

Research & Development (0.64%)
Parexel International Corp (a)	71,600	1,819

Resorts & Theme Parks (0.67%)
Vail Resorts Inc (a)(b)	39,085	1,909

Retail — Apparel & Shoe (2.26%)
Aeropostale Inc (a)	52,400	1,666
AnnTaylor Stores Corp (a)(b)	8,850	224
Brown Shoe Co Inc	50,000	834
Gymboree Corp (a)(b)	27,760	1,200
Phillips-Van Heusen Corp	37,070	1,565
Wet Seal Inc/The (a)(b)	266,955	926

		6,415

Retail — Appliances (0.12%)
Conn’s Inc (a)(b)	18,612	328

Retail — Automobile (0.13%)
Asbury Automotive Group Inc	21,480	358

Retail — Restaurants (0.58%)
Jack in the Box Inc (a)	35,470	949
Sonic Corp (a)(b)	31,050	683

		1,632

Retail — Sporting Goods (0.43%)
Hibbett Sports Inc (a)(b)	66,236	1,209

Rubber — Tires (0.44%)
Cooper Tire & Rubber Co	94,090	1,236

Savings & Loans — Thrifts (0.14%)
Flushing Financial Corp (b)	20,950	409

Schools (1.10%)
DeVry Inc	33,080	1,885
INVESTools Inc (a)(b)	105,240	1,220

		3,105

Seismic Data Collection (0.91%)
Dawson Geophysical Co (a)	10,099	731
ION Geophysical Corp (a)	115,147	1,834

		2,565

Semiconductor Component — Integrated Circuits (1.70%)
Emulex Corp (a)	114,126	1,494
Pericom Semiconductor Corp (a)	42,700	728
Power Integrations Inc (a)	45,800	1,428
Standard Microsystems Corp (a)	39,781	1,179

		4,829

Steel — Producers (0.54%)
Reliance Steel & Aluminum Co	25,342	1,540

Telecommunication Equipment (1.17%)
ADC Telecommunications Inc (a)	107,550	1,508
Comtech Telecommunications Corp (a)(b)	46,747	1,810

		3,318

Telecommunication Services (0.98%)
Consolidated Communications Holdings Inc	60,500	865
Premiere Global Services Inc (a)	132,470	1,924

		2,789

Telephone — Integrated (0.34%)
Alaska Communications Systems Group Inc (b)	86,089	962

Television (0.38%)
Lin TV Corp (a)	34,610	347
Sinclair Broadcast Group Inc	82,099	721

		1,068

Textile — Apparel (0.37%)
Perry Ellis International Inc (a)	45,930	1,049

Therapeutics (1.20%)
Alnylam Pharmaceuticals Inc (a)(b)	21,430	537
BioMarin Pharmaceutical Inc (a)(b)	43,410	1,583
Medarex Inc (a)(b)	107,674	772
Progenics Pharmaceuticals Inc (a)(b)	37,630	507

		3,399

Tobacco (0.19%)
Alliance One International Inc (a)	88,780	546
See accompanying notes

288

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Toys (0.56%)
Jakks Pacific Inc (a)(b)	67,862	$1,594

Transport — Services (0.49%)
HUB Group Inc (a)	42,470	1,388

Wire & Cable Products (0.21%)
Belden Inc	17,500	590

Wireless Equipment (0.24%)
Viasat Inc (a)	30,207	668

X-Ray Equipment (0.78%)
Hologic Inc (a)	76,060	2,220

TOTAL COMMON STOCKS		$278,046

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.02%)
Commercial Paper (2.02%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$2,864	$2,864
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	2,863	2,863

		5,727

TOTAL SHORT TERM INVESTMENTS		$5,727

REPURCHASE AGREEMENTS (13.29%)

Money Center Banks (13.29%)

Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $38,098,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (f)	$37,667	$37,665

TOTAL REPURCHASE AGREEMENTS		$37,665

Total Investments		$321,438

Liabilities in Excess of Other Assets, Net - (13.44)%		(38,083)

TOTAL NET ASSETS - 100.00%		$283,355

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)	Security is Illiquid

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$39,343
Unrealized Depreciation	(32,885)

Net Unrealized Appreciation (Depreciation)	6,458
Cost for federal income tax purposes	314,980
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	32.93%
Consumer, Non-cyclical	21.11%
Industrial	15.55%
Consumer, Cyclical	11.02%
Technology	10.29%
Energy	8.20%
Communications	6.74%
Basic Materials	4.72%
Utilities	2.88%
Liabilities in Excess of Other Assets, Net	(13.44%)

TOTAL NET ASSETS	100.00%

See accompanying notes

289

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.85%)
Advertising Services (0.73%)
inVentiv Health Inc (a)	75,403	$2,242

Aerospace & Defense (2.12%)
Esterline Technologies Corp (a)	47,766	2,659
Teledyne Technologies Inc (a)	29,905	1,756
TransDigm Group Inc (a)	53,953	2,049

		6,464

Aerospace & Defense Equipment (2.43%)
AAR Corp (a)(b)	96,558	2,259
BE Aerospace Inc (a)	67,240	2,714
Triumph Group Inc	41,543	2,446

		7,419

Airlines (0.40%)
Allegiant Travel Co (a)	44,387	1,210

Alternative Waste Tech (0.95%)
Darling International Inc (a)(b)	190,100	2,903

Apparel Manufacturers (0.69%)
G-III Apparel Group Ltd (a)	142,031	2,095

Batteries & Battery Systems (0.40%)
EnerSys (a)	52,000	1,217

Beverages — Wine & Spirits (0.88%)
Central European Distribution Corp (a)(b)	44,311	2,699

Broadcasting Services & Programming (0.21%)
World Wrestling Entertainment Inc	36,789	649

Building & Construction — Miscellaneous (0.35%)
Dycom Industries Inc (a)	74,042	1,065

Building Products — Cement & Aggregate (0.61%)
Texas Industries Inc (b)	24,007	1,858

Casino Services (0.46%)
Bally Technologies Inc (a)	42,000	1,415

Cellular Telecommunications (0.00%)
Syniverse Holdings Inc (a)	1	—

Chemicals — Specialty (0.42%)
Terra Industries Inc (a)	33,700	1,276

Commercial Banks (0.59%)
Cathay General Bancorp (b)	17,000	290
City Bank/Lynnwood WA	33,304	604
Preferred Bank/Los Angeles CA	29,919	350
United Community Banks Inc/GA (b)	41,225	566

		1,810

Commercial Services (0.59%)
Steiner Leisure Ltd (a)	54,405	1,800

Commercial Services — Finance (1.48%)
Morningstar Inc (a)(b)	34,502	2,000
Wright Express Corp (a)	76,108	2,512

		4,512

Computer Aided Design (1.63%)
Ansys Inc (a)	62,057	2,497
Aspen Technology Inc (a)	181,760	2,497

		4,994

Computer Graphics (0.13%)
Trident Microsystems Inc (a)	94,039	408

Computer Services (0.67%)
Syntel Inc	61,391	2,033

Computer Software (0.62%)
Omniture Inc (a)	82,831	1,890

Computers — Integrated Systems (0.84%)
Micros Systems Inc (a)	71,830	2,561

Consulting Services (2.58%)
FTI Consulting Inc (a)	39,706	2,541
Gartner Inc (a)(b)	119,983	2,750
Huron Consulting Group Inc (a)(b)	61,735	2,584

		7,875

Consumer Products — Miscellaneous (0.75%)
Tupperware Brands Corp	57,800	2,277

Cosmetics & Toiletries (0.62%)
Chattem Inc (a)(b)	27,317	1,909

Data Processing & Management (0.53%)
Commvault Systems Inc (a)	131,513	1,618

Decision Support Software (0.39%)
Interactive Intelligence Inc (a)	93,745	1,190

Diagnostic Equipment (0.76%)
Immucor Inc (a)	85,564	2,309

Diagnostic Kits (0.70%)
Meridian Bioscience Inc	78,943	2,126

Distribution & Wholesale (1.24%)
Fossil Inc (a)	61,000	2,183
LKQ Corp (a)(b)	73,292	1,595

		3,778

See accompanying notes

290

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (1.05%)
AZZ Inc (a)(b)	64,500	$1,721
Barnes Group Inc	56,899	1,484

		3,205

Diversified Operations & Commercial Services (0.46%)
Chemed Corp	40,879	1,394

Educational Software (0.58%)
Blackboard Inc (a)	51,000	1,762

Electronic Components — Semiconductors (2.06%)
Advanced Analogic Technologies Inc (a)(b)	243,600	1,686
Mellanox Technologies Ltd (a)	77,932	1,166
ON Semiconductor Corp (a)(b)	245,066	1,831
Zoran Corp (a)	121,278	1,596

		6,279

Electronic Design Automation (1.13%)
Ansoft Corp (a)	47,653	1,580
Magma Design Automation Inc (a)(b)	201,041	1,876

		3,456

Electronic Measurement Instruments (0.42%)
Itron Inc (a)(b)	13,931	1,297

E-Marketing & Information (0.32%)
Digital River Inc (a)	29,925	983

Engineering — Research & Development Services (0.68%)
EMCOR Group Inc (a)	82,900	2,077

Enterprise Software & Services (1.63%)
Informatica Corp (a)	131,069	2,092
Omnicell Inc (a)	107,748	1,295
Taleo Corp (a)	81,900	1,597

		4,984

E-Services — Consulting (0.20%)
Websense Inc (a)	31,000	603

Finance — Investment Banker & Broker (0.93%)
Investment Technology Group Inc (a)	46,200	2,230
Knight Capital Group Inc (a)	33,000	617

		2,847

Finance — Other Services (0.15%)
GFI Group Inc	38,460	452

Food -Retail (0.30%)
Ruddick Corp	23,300	902

Footwear & Related Apparel (0.65%)
Wolverine World Wide Inc	69,600	2,000

Hotels & Motels (0.44%)
Gaylord Entertainment Co (a)	44,917	1,330

Instruments — Scientific (0.82%)
Dionex Corp (a)	14,700	1,150
Varian Inc (a)	26,800	1,365

		2,515

Internet Application Software (1.20%)
DealerTrack Holdings Inc (a)	63,854	1,228
Vocus Inc (a)	88,115	2,449

		3,677

Internet Security (0.36%)
Blue Coat Systems Inc (a)	52,000	1,098

Intimate Apparel (0.82%)
Warnaco Group Inc/The (a)	54,145	2,498

Investment Companies (0.40%)
Ares Capital Corp	108,989	1,227

Lasers — Systems & Components (0.86%)
Rofin-Sinar Technologies Inc (a)	69,188	2,635

Leisure & Recreation Products (0.62%)
WMS Industries Inc (a)	52,216	1,890

Life & Health Insurance (0.29%)
Delphi Financial Group Inc	32,046	872

Machinery — Construction & Mining (1.10%)
Astec Industries Inc (a)	46,731	1,713
Bucyrus International Inc	13,006	1,638

		3,351

Machinery — General Industry (1.59%)
Middleby Corp (a)(b)	35,847	2,249
Wabtec Corp	60,630	2,600

		4,849

Medical — Biomedical/Gene (4.04%)
Applera Corp — Celera Group (a)	131,213	1,756
Exelixis Inc (a)	174,651	1,329
Genomic Health Inc (a)(b)	81,743	1,759
Incyte Corp (a)(b)	198,871	2,158
Integra LifeSciences Holdings Corp (a)(b)	51,727	2,192
Lifecell Corp (a)(b)	45,062	2,288
Third Wave Technologies Inc (a)	97,000	855

		12,337

Medical — Drugs (2.91%)
Array Biopharma Inc (a)(b)	158,220	984
Cubist Pharmaceuticals Inc (a)	95,571	1,850
Indevus Pharmaceuticals Inc (a)	265,836	1,279
See accompanying notes

291

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Sciele Pharma Inc (a)(b)	92,471	$1,782
Viropharma Inc (a)(b)	197,184	1,806
XenoPort Inc (a)	28,100	1,202

		8,903

Medical — Nursing Homes (0.34%)
Skilled Healthcare Group Inc (a)(b)	85,800	1,038

Medical — Outpatient & Home Medical Care (1.38%)
Amedisys Inc (a)	59,366	3,075
LHC Group Inc (a)	73,739	1,150

		4,225

Medical Imaging Systems (0.33%)
IRIS International Inc (a)(b)	74,339	1,014

Medical Information Systems (0.78%)
Phase Forward Inc (a)	129,892	2,390

Medical Instruments (0.56%)
Arthrocare Corp (a)(b)	37,989	1,712

Medical Laboratory & Testing Service (1.05%)
Icon Plc ADR (a)	44,738	3,221

Medical Products (0.98%)
Zoll Medical Corp (a)	89,940	3,002

Metal — Aluminum (0.70%)
Kaiser Aluminum Corp	31,141	2,137

Metal Processors & Fabrication (2.60%)
Dynamic Materials Corp	42,850	2,015
Haynes International Inc (a)(b)	25,727	1,612
Ladish Co Inc (a)(b)	66,124	1,988
RBC Bearings Inc (a)	58,372	2,333

		7,948

Miscellaneous Manufacturers (0.38%)
Aptargroup Inc	26,000	1,148

Networking Products (1.63%)
Anixter International Inc (a)	36,826	2,098
Foundry Networks Inc (a)	64,510	821
Polycom Inc (a)	91,715	2,055

		4,974

Non-Ferrous Metals (0.35%)
RTI International Metals Inc (a)	26,184	1,079

Oil — Field Services (1.66%)
Matrix Service Co (a)	103,402	2,080
W-H Energy Services Inc (a)	38,728	2,993

		5,073

Oil Company — Exploration & Production (4.56%)
Arena Resources Inc (a)	59,100	2,654
PetroHawk Energy Corp (a)	100,300	2,371
Petroquest Energy Inc (a)	147,637	3,068
Rosetta Resources Inc (a)	125,511	2,735
St Mary Land & Exploration Co	71,097	3,108

		13,936

Oil Field Machinery & Equipment (0.87%)
Dril-Quip Inc (a)	46,728	2,671

Oil Refining & Marketing (0.36%)
Holly Corp	26,400	1,095

Pharmacy Services (0.58%)
HealthExtras Inc (a)	62,327	1,759

Physician Practice Management (0.67%)
Pediatrix Medical Group Inc (a)	30,180	2,053

Power Converter & Supply Equipment (0.44%)
Advanced Energy Industries Inc (a)	95,392	1,335

Precious Metals (0.32%)
Coeur d’Alene Mines Corp (a)(b)	315,780	969

Private Corrections (1.22%)
Cornell Cos Inc (a)	62,382	1,417
Geo Group Inc/The (a)	87,010	2,302

		3,719

Property & Casualty Insurance (0.54%)
Amtrust Financial Services Inc	81,635	1,269
Zenith National Insurance Corp	10,379	386

		1,655

Recreational Centers (0.85%)
Life Time Fitness Inc (a)(b)	71,619	2,603

Reinsurance (0.52%)
Validus Holdings Ltd	69,333	1,577

REITS — Apartments (0.46%)
Essex Property Trust Inc	11,691	1,391

REITS — Diversified (2.66%)
Digital Realty Trust Inc (b)	81,816	3,170
DuPont Fabros Technology Inc (b)	61,577	1,108
Entertainment Properties Trust	48,174	2,571
Washington Real Estate Investment Trust (b)	35,900	1,276

		8,125

REITS — Hotels (0.36%)
Sunstone Hotel Investors Inc	58,739	1,097
See accompanying notes

292

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Office Property (0.46%)
Kilroy Realty Corp	26,834	$1,404

Research & Development (0.90%)
Parexel International Corp (a)	108,328	2,752

Retail — Apparel & Shoe (2.09%)
Aeropostale Inc (a)	56,120	1,784
Gymboree Corp (a)	47,399	2,049
Men’s Wearhouse Inc	48,386	1,288
Phillips-Van Heusen Corp	30,157	1,273

		6,394

Retail — Perfume & Cosmetics (0.39%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	84,810	1,200

Retail — Restaurants (1.09%)
Jack in the Box Inc (a)	58,400	1,562
Red Robin Gourmet Burgers Inc (a)(b)	43,400	1,783

		3,345

Retail — Sporting Goods (0.46%)
Hibbett Sports Inc (a)(b)	77,534	1,416

Retail — Sunglasses (0.63%)
FGX International Holdings Ltd (a)	147,927	1,930

Schools (2.02%)
DeVry Inc	72,727	4,146
INVESTools Inc (a)(b)	175,350	2,032

		6,178

Seismic Data Collection (1.48%)
Dawson Geophysical Co (a)	24,207	1,751
ION Geophysical Corp (a)	174,775	2,784

		4,535

Semiconductor Component-Integrated Circuits (1.26%)
Emulex Corp (a)	117,445	1,537
Power Integrations Inc (a)	74,339	2,317

		3,854

Semiconductor Equipment (0.63%)
ATMI Inc (a)	64,929	1,911

Telecommunication Equipment (0.74%)
CommScope Inc (a)	47,777	2,272

Telecommunication Services (1.01%)
Cbeyond Inc (a)(b)	71,443	1,410
NTELOS Holdings Corp (b)	64,800	1,677

		3,087

Theaters (0.31%)
National CineMedia Inc	49,690	952

Therapeutics (1.62%)
BioMarin Pharmaceutical Inc (a)	60,060	2,190
Medarex Inc (a)	117,483	842
Progenics Pharmaceuticals Inc (a)(b)	58,541	788
Vivus Inc (a)(b)	199,600	1,132

		4,952

Toys (0.50%)
Jakks Pacific Inc (a)	64,800	1,522

Transport — Truck (0.29%)
Old Dominion Freight Line Inc (a)	29,000	890

Wire & Cable Products (1.17%)
Belden Inc	48,965	1,652
General Cable Corp (a)	28,755	1,927

		3,579

Wireless Equipment (0.90%)
EMS Technologies Inc (a)	30,571	791
Viasat Inc (a)	88,470	1,955

		2,746

X-Ray Equipment (0.97%)
Hologic Inc (a)	101,000	2,948

TOTAL COMMON STOCKS		$295,838

	Principal
	Amount	Value
	000’s)	(000’s)

SHORT TERM INVESTMENTS (3.40%)
Commercial Paper (3.40%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$5,185	$5,185
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	5,185	5,185

		10,370

TOTAL SHORT TERM INVESTMENTS		$10,370

REPURCHASE AGREEMENTS (10.20%)
Finance — Investment Banker & Broker (10.20%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $31,510,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$31,172	$31,170

TOTAL REPURCHASE AGREEMENTS		$31,170

Total Investments		$337,378
Liabilities in Excess of Other Assets, Net — (10.45)%		(31,911)

TOTAL NET ASSETS — 100.00%		$305,467

See accompanying notes

293

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$38,345
Unrealized Depreciation	(36,660)

Net Unrealized Appreciation (Depreciation)	1,685
Cost for federal income tax purposes	335,693
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	28.68%
Financial	20.95%
Industrial	18.25%
Technology	12.88%
Consumer, Cyclical	11.65%
Energy	8.94%
Communications	7.31%
Basic Materials	1.79%
Liabilities in Excess of Other Assets, Net	(10.45%)

TOTAL NET ASSETS	100.00%

See accompanying notes

294

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.65%)
Advertising Services (0.55%)
inVentiv Health Inc (a)	92,870	$2,761

Aerospace & Defense (0.73%)
Esterline Technologies Corp (a)	66,250	3,687

Aerospace & Defense Equipment (2.11%)
BE Aerospace Inc (a)	84,710	3,419
Moog Inc (a)	80,900	3,487
Triumph Group Inc	63,610	3,745

		10,651

Agricultural Chemicals (0.42%)
CF Industries Holdings Inc	15,720	2,102

Airlines (0.53%)
Republic Airways Holdings Inc (a)	158,990	2,681

Apparel Manufacturers (0.49%)
G-III Apparel Group Ltd (a)	167,860	2,476

Applications Software (1.29%)
Progress Software Corp (a)	116,680	3,527
Quest Software Inc (a)	224,110	2,985

		6,512

Audio & Video Products (0.59%)
Harman International Industries Inc	72,750	2,973

Auto/Truck Parts & Equipment — Original (0.49%)
American Axle & Manufacturing Holdings	123,280	2,483

Auto/Truck Parts & Equipment — Replacement(0.51%)
Aftermarket Technology Corp (a)	112,407	2,575

Beverages — Wine & Spirits (0.55%)
Central European Distribution Corp (a)(b)	45,160	2,751

Broadcasting Services & Programming (0.45%)
World Wrestling Entertainment Inc (b)	127,840	2,256

Building — Mobile Home & Manufactured Housing (0.49%)
Champion Enterprises Inc (a)(b)	240,520	2,482

Chemicals — Diversified (1.55%)
FMC Corp	56,000	3,516
Rockwood Holdings Inc (a)(b)	116,040	4,283

		7,799

Chemicals — Specialty (1.70%)
Arch Chemicals Inc	82,170	2,800
HB Fuller Co	88,510	2,043
OM Group Inc (a)(b)	67,720	3,708

		8,551

Coal (0.71%)
Massey Energy Co	68,550	3,587

Commercial Banks (8.26%)
Bancfirst Corp	142,790	6,244
City Holding Co	169,174	7,034
Community Trust Bancorp Inc	161,861	4,866
First Financial Bankshares Inc (b)	98,080	4,413
FirstMerit Corp	135,950	2,790
Integra Bank Corp (b)	269,600	3,939
Sterling Bancshares Inc/TX	675,780	7,021
Sterling Financial Corp/WA	177,745	2,170
SVB Financial Group (a)(b)	64,710	3,149

		41,626

Commercial Services (0.48%)
Steiner Leisure Ltd (a)(b)	73,530	2,433

Computer Services (0.66%)
Ness Technologies Inc (a)(b)	368,600	3,343

Consulting Services (0.40%)
FTI Consulting Inc (a)	31,720	2,030

Distribution & Wholesale (1.02%)
Fossil Inc (a)	91,300	3,267
LKQ Corp (a)(b)	84,920	1,848

		5,115

Diversified Manufacturing Operations (2.29%)
Ameron International Corp	27,710	2,738
AZZ Inc (a)(b)	78,310	2,089
Barnes Group Inc	113,200	2,952
Koppers Holdings Inc	77,440	3,751

		11,530

Diversified Operations & Commercial Services (0.39%)
Chemed Corp	58,120	1,982

Electric — Integrated (2.70%)
Empire District Electric Co/The (b)	143,980	2,999
Portland General Electric Co	171,632	4,119
UIL Holdings Corp	109,560	3,430
Westar Energy Inc	131,010	3,038

		13,586

Electric Products — Miscellaneous (0.88%)
GrafTech International Ltd (a)	224,640	4,414

Electronic Components — Miscellaneous (1.52%)
Daktronics Inc (b)	135,300	2,001
Methode Electronics Inc	205,470	2,227
Plexus Corp (a)	142,550	3,434

		7,662

See accompanying notes

295

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Design Automation (0.41%)
Magma Design Automation Inc (a)(b)	219,900	$2,052

Electronic Measurement Instruments (0.58%)
Analogic Corp	50,320	2,898

Engineering — Research & Development Services(0.79%)
EMCOR Group Inc (a)	159,800	4,005

Enterprise Software & Services (2.64%)
JDA Software Group Inc (a)	159,650	3,017
Lawson Software Inc (a)(b)	336,730	2,690
Mantech International Corp (a)	74,057	3,538
SYNNEX Corp (a)(b)	169,540	4,049

		13,294

Finance — Investment Banker & Broker (1.35%)
Investment Technology Group Inc (a)	60,550	2,922
Stifel Financial Corp (a)(b)	81,880	3,871

		6,793

Food — Miscellaneous/Diversified (0.67%)
Ralcorp Holdings Inc (a)(b)	55,570	3,392

Food — Wholesale & Distribution (0.97%)
Fresh Del Monte Produce Inc (a)	66,810	2,117
Spartan Stores Inc	133,560	2,789

		4,906

Gas — Distribution (2.09%)
Nicor Inc	82,640	2,902
Northwest Natural Gas Co	78,200	3,509
South Jersey Industries Inc	112,280	4,099

		10,510

Human Resources (0.54%)
Cross Country Healthcare Inc (a)(b)	225,920	2,702

Instruments — Scientific (0.68%)
Varian Inc (a)	67,480	3,437

Internet Application Software (0.67%)
RealNetworks Inc (a)(b)	548,030	3,376

Intimate Apparel (0.58%)
Wamaco Group Inc/The (a)	63,450	2,928

Lasers — Systems & Components (0.45%)
Rofin-Sinar Technologies Inc (a)(b)	59,880	2,280

Leisure & Recreation Products (0.59%)
WMS Industries Inc (a)(b)	81,995	2,967

Life & Health Insurance (1.47%)
FBL Financial Group Inc	84,470	2,339
Protective Life Corp	118,460	5,049

		7,388

Machinery — General Industry (0.70%)
Robbins & Myers Inc	88,110	3,512

Medical — Biomedical/Gene (1.65%)
Applera Corp — Celera Group (a)(b)	222,960	2,983
Incyte Corp (a)(b)	272,860	2,961
Lifecell Corp (a)(b)	46,320	2,352

		8,296

Medical — Drugs (1.16%)
Sciele Pharma Inc (a)(b)	129,420	2,494
Viropharma Inc (a)(b)	367,450	3,366

		5,860

Medical — Outpatient & Home Medical Care (0.43%)
LHC Group Inc (a)(b)	138,390	2,159

Medical Products (0.98%)
Zoll Medical Corp (a)(b)	147,900	4,937

Miscellaneous Manufacturers (0.68%)
Aptargroup Inc	78,020	3,445

Multi-Line Insurance (0.97%)
United Fire & Casualty Co	148,770	4,902

Multimedia (0.45%)
Belo Corp	225,710	2,280

Non-Hazardous Waste Disposal (0.58%)
Waste Connections Inc (a)	91,410	2,932

Oil — Field Services (2.57%)
Global Industries Ltd (a)	156,440	2,497
Hornbeck Offshore Services Inc (a)(b)	76,850	3,833
Newpark Resources (a)(b)	569,460	3,126
Oil States International Inc (a)	70,120	3,510

		12,966

Oil & Gas Drilling (0.54%)
Atwood Oceanics Inc (a)(b)	27,000	2,719

Oil Company — Exploration & Production (4.32%)
Berry Petroleum Co	67,180	3,327
Mariner Energy Inc (a)(b)	119,730	3,300
Penn Virginia Corp	74,370	3,904
Petroquest Energy Inc (a)(b)	170,070	3,534
St Mary Land & Exploration Co	91,440	3,998
Whiting Petroleum Corp (a)	48,200	3,688

		21,751

See accompanying notes

296

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Refining & Marketing (0.50%)
Holly Corp	60,250	$2,499

Paper & Related Products (1.24%)
Rock-Tenn Co	110,710	3,756
Schweitzer-Mauduit International Inc	111,653	2,471

		6,227

Poultry (0.44%)
Pilgrim’s Pride Corp (b)	92,110	2,226

Printing — Commercial (0.57%)
Consolidated Graphics Inc (a)	49,539	2,882

Private Corrections (0.80%)
Cornell Cos Inc (a)(b)	176,860	4,018

Property & Casualty Insurance (5.53%)
American Physicians Capital Inc	132,435	6,138
Darwin Professional Underwriters Inc (a)(b)	194,245	4,808
First Mercury Financial Corp (a)(b)	153,874	2,431
Harleysville Group Inc	148,100	5,398
Navigators Group Inc (a)	115,060	5,638
United America Indemnity Ltd (a)	221,920	3,431

		27,844

Publicly Traded Investment Fund (0.59%)
iShares Russell 2000 Value Index Fund (b)	22,150	1,510
iShares S&P SmallCap 600 Index Fund (b)	22,100	1,484

		2,994

Publishing — Newspapers (0.09%)
AH Belo Corp	45,142	440

Reinsurance (1.57%)
Argo Group International Holdings Ltd (a)	115,326	4,131
IPC Holdings Ltd	130,320	3,794

		7,925

REITS — Apartments (0.61%)
Post Properties Inc	83,550	3,066

REITS — Diversified (1.23%)
Entertainment Properties Trust	116,233	6,202

REITS — Healthcare (1.65%)
Nationwide Health Properties Inc (b)	121,330	4,370
Senior Housing Properties Trust	164,340	3,936

		8,306

REITS — Mortgage (0.44%)
Gramercy Capital Corp/New York (b)	117,770	2,238

REITS — Office Property (0.73%)
Corporate Office Properties Trust	99,010	3,693

REITS — Regional Malls (0.77%)
Taubman Centers Inc	68,100	3,859

REITS — Shopping Centers (2.05%)
Inland Real Estate Corp	343,800	5,552
Urstadt Biddle Properties Inc	282,899	4,773

		10,325

REITS — Single Tenant (0.26%)
Realty Income Corp (b)	49,190	1,294

Retail — Apparel & Shoe (0.59%)
Dress Barn Inc (a)(b)	219,850	2,959

Retail — Automobile (0.55%)
Sonic Automotive Inc	137,770	2,795

Retail — Gardening Products (0.50%)
Tractor Supply Co (a)(b)	70,690	2,514

Retail — Restaurants (1.67%)
Buffalo Wild Wings Inc (a)(b)	93,510	2,875
Landry’s Restaurants Inc (b)	152,760	2,440
Red Robin Gourmet Burgers Inc (a)(b)	75,810	3,114

		8,429

Retail — Sporting Goods (0.57%)
Hibbett Sports Inc (a)(b)	157,630	2,878

Rubber — Tires (0.39%)
Cooper Tire & Rubber Co	150,870	1,982

Savings & Loans — Thrifts (0.67%)
Flushing Financial Corp	172,500	3,367

Semiconductor Component—Integrated Circuits(1.84%)
Emulex Corp (a)	185,860	2,433
Pericom Semiconductor Corp (a)	211,020	3,596
Standard Microsystems Corp (a)	109,490	3,246

		9,275

Steel — Producers (0.87%)
Schnitzer Steel Industries Inc	49,940	4,395

Steel — Specialty (0.70%)
Universal Stainless & Alloy (a)	92,387	3,535

Telecommunication Equipment (0.89%)
ADC Telecommunications Inc (a)	177,290	2,486
Comtech Telecommunications Corp (a)(b)	51,525	1,995

		4,481

Telecommunication Equipment — Fiber Optics(0.31%)
Oplink Communications Inc (a)(b)	159,840	1,536
See accompanying notes

297

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (0.62%)
Alaska Communications Systems Group Inc (b)	280,910	$3,141

Television (0.48%)
Lin TV Corp (a)(b)	242,400	2,429

Textile — Apparel (0.59%)
Perry Ellis International Inc (a)	130,130	2,972

Toys (0.35%)
Jakks Pacific Inc (a)	74,310	1,746

Transport — Marine (0.75%)
Eagle Bulk Shipping Inc (b)	129,190	3,802

Transport — Services (0.67%)
HUB Group Inc (a)	102,560	3,353

Transport — Truck (0.58%)
Old Dominion Freight Line Inc (a)(b)	94,610	2,905

Wire & Cable Products (1.21%)
Belden Inc	66,840	2,255
Superior Essex Inc (a)	129,080	3,838

		6,093

Wireless Equipment (0.51%)
EMS Technologies Inc (a)	99,400	2,570

TOTAL COMMON STOCKS		$481,930

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (4.04%)
Commercial Paper (4.04%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/ 1/2008	$10,189	$10,189
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/ 1/2008	10,189	10,189

		20,378

TOTAL SHORT TERM INVESTMENTS		$20,378

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (13.48%)
Finance — Investment Banker & Broker (13.48%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $68,643,000; 0.00% - 7.625%; dated 05/12/08- 03/14/36) (c)	$67,907	$67,903

TOTAL REPURCHASE AGREEMENTS		$67,903

Total Investments		$570,211
Liabilities in Excess of Other Assets, Net — (13.17)%		(66,337)

TOTAL NET ASSETS — 100.00%		$503,874

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,040
Unrealized Depreciation	(54,205)

Net Unrealized Appreciation (Depreciation)	(13,165)
Cost for federal income tax purposes	583,376
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	45.07%
Industrial	15.20%
Consumer, Cyclical	10.51%
Consumer, Non-cyclical	10.04%
Energy	8.64%
Technology	6.84%
Basic Materials	6.47%
Communications	5.02%
Utilities	4.78%
Exchange Traded Funds	0.30%
Funds	0.30%
Liabilities in Excess of Other Assets, Net	(13.17%)

TOTAL NET ASSETS	100.00%

See accompanying notes

298

Schedule of Investments
Tax-Exempt Bond Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (107.08%)
Alabama (1.20%)
Birmingham Baptist Medical Centers Special Care Facilities Financing Authority
5.00%, 11/15/2030	$1,000	$866
Health Care Authority MBIA
5.08%, 11/15/2036	500	500
Montgomery County Public Facilities Authority/AL MBIA
5.00%, 3/1/2031	2,000	2,043

		3,409

Alaska (3.60%)
City of Anchorage AK
6.38%, 1/ 1/2020	2,000	2,159
City of Anchorage AK MBIA
6.50%, 12/ 1/2013	1,235	1,439
Northern TOB Securitization Corp/AK
4.63%, 6/ 1/2023	980	912
5.00%, 6/ 1/2046	1,000	778
State of Alaska AMBAC
5.25%, 10/ 1/2027	4,500	4,918

		10,206

Arizona (1.97%)
Arizona State University/AZ AMBAC
5.25%, 9/1/2024	1,500	1,553
Goodyear McDowell Road Commercial Corridor Agency AMBAC
5.25%, 1/ 1/2032	750	762
Maricopa County AZ
5.00%, 4/ 1/2035	1,000	889
Pima County Industrial Development Authority
6.25%, 6/1/2026	160	154
6.00%, 6/1/2036	160	141
5.75%, 7/ 1/2036	100	87
6.55%, 12/ 1/2037	300	278
Salt Verde Financial Corp
5.25%, 12/ 1/2020	400	400
University Medical Center Corp/AZ GO of Corp
5.00%, 7/ 1/2035	1,500	1,333

		5,597

California (10.71%)
Bay Area Toll Authority FSA
6.50%, 4/ 1/2039	1,500	1,500
California State Department of Water Resources MBIA
5.25%, 5/ 1/2020 (a)	6,000	6,591
California State Public Works Board
5.00%, 4/1/2030	1,175	1,170
California Statewide Communities Development Authority
5.00%, 3/ 1/2035	1,000	937
Foothill Eastern Transportation Corridor Agency/CA MBIA
0.00%, 1/15/2018 (b)	2,000	11,196
Fremont Unified School District/Alameda County CA FGIC
5.00%, 8/1/2025	1,000	1,023
Golden State Tobacco Securitization Corp/CA
5.00%, 6/1/2033	2,000	1,701
5.00%, 6/1/2045	1,000	939
5.13%, 6/1/2047	1,000	806
Hesperia Public Financing Authority/CA XLCA
5.00%, 9/1/2031	1,000	948
Jurupa Unified School District FGIC
5.13%, 8/ 1/2022	2,700	2,804
Morongo Band of Mission Indians
6.50%, 3/ 1/2028 (c)	500	503
Placentia-Yorba Linda Unified School District/CA FGIC
5.00%, 10/1/2030	2,000	1,992
Quechan Indian Tribe of Fort Yuma
7.00%, 12/ 1/2027	300	295
Rancho Mirage Joint Powers Financing Authority/CA
5.00%, 7/1/2047 (d)	1,000	922
San Diego Redevelopment Agency/CA XLCA
5.00%, 9/1/2023	1,775	1,793
San Joaquin Hills Transportation Corridor Agency/CA MBIA
0.00%, 1/15/2034 (b)	7,000	1,486
State of California
5.25%, 11/ 1/2025	2,000	2,065
Tobacco Securitization Authority of Northern California/CA
5.38%, 6/1/2038	1,000	864
Tobacco Securitization Authority of Southern California/CA
5.00%, 6/1/2037	1,000	828

		30,363

Colorado (1.73%)
Colorado Health Facilities Authority
5.00%, 12/ 1/2035	1,250	1,037
Colorado Health Facilities Authority FSA
5.20%, 3/1/2031	1,000	1,017
Fort Collins CO AMBAC
5.38%, 6/1/2023	2,275	2,351
Lincoln Park Metropolitan District/CO
6.20%, 12/ 1/2037	500	502

		4,907

Connecticut (0.87%)
Connecticut State Health & Educational RADIAN
5.25%, 7/ 1/2032	1,000	998
See accompanying notes

299

     Schedule of Investments
Tax-Exempt Bond Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
Connecticut (continued)
State of Connecticut ACA
6.60%, 7/ 1/2024	$1,500	$1,470

		2,468

District of Columbia (0.95%)
District of Columbia Water & Sewer Authority FSA
5.50%, 10/ 1/2017	500	565
5.50%, 10/ 1/2041 (a)	2,000	2,127

		2,692

Florida (7.47%)
Amelia Walk Community Development District
5.50%, 5/ 1/2037	100	79
Bay Laurel Center Community Development District
5.45%, 5/ 1/2037	495	394
County of Alachua FL
5.88%, 11/15/2042	150	133
County of Orange FL AMBAC
5.50%, 10/ 1/2032	3,000	3,283
Escambia County Health Facilities Authority AMBAC
5.95%, 7/ 1/2020	110	116
Florida Housing Finance Agency AMBAC
6.50%, 7/ 1/2036	900	901
Florida State Board of Education FGIC
5.25%, 7/ 1/2017	800	839
Highlands County Health Facilities Authority
5.00%, 11/15/2031	1,180	1,125
Highlands County Health Facilities Authority ASSURED GTY
4.25%, 11/15/2037	3,000	3,000
Hillsborough County Port District MBIA
5.38%, 6/1/2027	1,000	1,003
JEA
8.00%, 10/ 1/2037	1,000	1,000
Orange County Housing Finance Authority
7.00%, 10/ 1/2025 (e)	500	523
Orlando Utilities Commission
6.00%, 10/ 1/2010	5,000	5,399
Osceola County School Board AMBAC
5.13%, 6/ 1/2022	1,300	1,412
Port St Lucie FL MBIA
5.00%, 7/ 1/2033	500	505
Seminole Indian Tribe of Florida
5.75%, 10/ 1/2022 (c)	250	245
Tolomato Community Development District
6.55%, 5/ 1/2027	300	293
6.65%, 5/ 1/2040	300	292
University Athletic Association Inc/FL Suntrust Bank
2.90%, 10/ 1/2031	400	400
Wentworth Estates Community Development District
5.63%, 5/ 1/2037	160	117
West Villages Improvement District
5.50%, 5/ 1/2037	160	127

		21,186

Georgia (2.37%)
Gwinnett County Hospital Authority FSA
4.00%, 11/1/2034	500	500
Monroe County Development Authority/GA MBIA
6.70%, 1/ 1/2009	2,500	2,578
6.75%, 1/ 1/2010	3,410	3,641

		6,719

Hawaii (0.78%)
City & County of Honolulu HI
6.00%, 1/ 1/2012	1,270	1,398
6.00%, 1/ 1/2012	730	808

		2,206

Idaho (3.23%)
Idaho Health Facilities Authority/ID
6.65%, 2/15/2021 (e)	2,000	2,503
Idaho Health Facilities Authority/ID RADIAN
5.25%, 9/1/2025	2,000	2,004
Idaho Housing & Finance Association/ID
5.90%, 1/ 1/2015	250	256
5.85%, 7/ 1/2036	1,000	999
4.90%, 7/ 1/2038	3,750	3,390

		9,152

Illinois (10.32%)
Chicago O’Hare International Airport/IL AMBAC
5.50%, 1/ 1/2017	965	1,005
Chicago O’Hare International Airport/IL FSA
5.75%, 1/ 1/2020 (a)	10,000	10,416
Chicago O’Hare International Airport/IL MBIA
5.25%, 1/ 1/2025 (a)	2,250	2,294
City of Chicago IL
7.46%, 2/15/2026	250	254
City of Chicago IL GNMA
6.30%, 9/1/2029	475	498
City of Yorkville lL
5.75%, 3/ 1/2028	500	435
6.00%, 3/ 1/2036	625	558
Gilberts Special Service Area No 19
5.38%, 3/1/2016	500	375
Huntley Special Service Area No 10/IL ASSURED GTY
5.10%, 3/ 1/2029	1,000	1,023
Illinois Finance Authority
6.00%, 5/15/2025	500	471
5.00%, 8/15/2026	160	134
See accompanying notes

300

Schedule of Investments
Tax-Exempt Bond Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
Illinois (continued)
Illinois Finance Authority (continued)
5.10%, 8/15/2031	$505	$409
5.50%, 8/1/2037	500	466
5.75%, 11/15/2037	1,500	1,479
Illinois Finance Authority AMBAC
6.25%, 2/1/2033	250	270
Illinois Finance Authority FSA
4.50%, 11/15/2037	1,000	1,000
Illinois Health Facilities Authority
7.00%, 2/15/2009	55	57
7.00%, 2/15/2018	720	843
Illinois Health Facilities Authority FSA
4.50%, 5/15/2029	850	850
Metropolitan Pier & Exposition Authority/IL FGIC
0.00%, 6/15/2009 (b)	5,055	4,924
Pingree Grove Special Service Area No 7
6.00%, 3/1/2036	149	133
Village of Bartlett IL
5.60%, 1/1/2023	300	288
Village of Bolingbrook IL
6.25%, 1/1/2024 (b)(f)	500	490
Village of Pingree Grove IL
5.25%, 3/1/2015	400	387
Volo Village Special Service Area No 3
6.00%, 3/1/2036	250	223

		29,282

Indiana (3.42%)
County of St Joseph IN
6.00%, 5/15/2026	230	216
6.00%, 5/15/2038	100	89
Hendricks County Building Facilities Corp
5.50%, 7/15/2020	2,500	2,694
Indiana Housing Finance Authority GNMA
3.60%, 1/1/2032	485	483
Indiana Municipal Power Agency/IN MBIA
6.13%, 1/1/2013	5,145	5,553
Noblesville Redevelopment Authority
5.00%, 8/1/2021	655	669

		9,704

Iowa (0.62%)
City of Sibley IA
6.00%, 12/1/2037	125	114
Iowa Finance Authority
5.75%, 11/15/2024	400	364
5.50%, 7/1/2025	100	92
Pottawattamie County IA
5.75%, 5/15/2026	385	341
Tobacco Settlement Authority of lowa/IA
5.50%, 6/1/2042	1,000	852

		1,763

Kansas (3.39%)
City of Lawrence KS
5.13%, 7/1/2026	1,000	1,005
City of Topeka KS XLCA
5.25%, 8/1/2035	5,490	5,365
Lenexa KS
5.50%, 5/15/2039	1,000	839
Manhattan KS
5.00%, 5/15/2024	500	433
5.00%, 5/15/2036	300	242
Sedgwick & Shawnee Counties KS GNMA
5.65%, 6/1/2037	1,800	1,740

		9,624

Kentucky (0.68%)
City of Murray KY
5.13%, 8/1/2037	1,000	879
Louisville & Jefferson County Metropolitan Government
5.25%, 10/1/2036 (a)	1,075	1,047

		1,926

Louisiana (1.67%)
Lafayette LA MBIA
5.25%, 11/1/2023	2,680	2,808
Louisiana Public Facilities Authority
0.00%, 12/1/2019 (b)	1,500	909
State of Louisiana FSA
5.00%, 5/1/2036	1,000	1,017

		4,734

Maryland (2.54%)
City of Baltimore MD
6.50%, 10/1/2011	2,000	2,025
County of Howard MD
5.25%, 4/1/2037	500	398
County of Prince Georges MD
5.20%, 7/1/2034	500	419
Maryland Community Development Administration
5.05%, 9/1/2032 (d)	1,000	944
Maryland Health & Higher Educational Facilities Authority
5.25%, 1/1/2027	250	214
5.50%, 8/15/2033	1,500	1,488
5.75%, 1/1/2038	250	238
Maryland Health & Higher Educational Facilities Authority MBIA
4.75%, 1/1/2036	1,500	1,468

		7,194

Massachusetts (2.11%)
Massachusetts Bay Transportation Authority
5.25%, 7/1/2028	2,000	2,200
Massachusetts Development Finance Agency
6.38%, 7/1/2029	900	854
5.75%, 11/15/2042	500	431
See accompanying notes

301

Schedule of Investments
Tax-Exempt Bond Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority
6.00%, 7/1/2031	$200	$223
6.00%, 7/1/2031	800	822
5.00%, 7/1/2033	1,100	957
Massachusetts Health & Educational Facilities Authority AMBAC
4.77%, 7/1/2025	500	500

		5,987

Michigan (3.28%)
Kent Hospital Finance Authority/MI
5.25%, 7/1/2030	1,000	909
5.50%, 1/15/2047	500	524
Michigan Strategic Fund
5.45%, 9/1/2029	2,000	2,020
Michigan Strategic Fund XLCA
5.45%, 12/15/2032	1,000	988
Michigan Tobacco Settlement Finance Authority
6.00%, 6/1/2048	4,000	3,637
State of Michigan FSA
5.25%, 10/1/2021	1,000	1,061
Summit Academy North
5.00%, 11/1/2015	160	154

		9,293

Minnesota (0.60%)
Aitkin MN
5.60%, 2/1/2032	160	145
City of North Oaks MN
6.00%, 10/1/2027	100	97
6.00%, 10/1/2033	200	190
6.13%, 10/1/2039	100	96
City of Pine City MN
6.25%, 5/1/2035	100	91
Dakota County Community Development Agency
5.00%, 5/1/2042	750	596
Inver Grove Heights MN
5.50%, 10/1/2033	500	481

		1,696

Mississippi (0.41%)
Biloxi Housing Authority/MS
6.25%, 9/1/2031	150	150
State of Mississippi FSA
5.75%, 12/1/2013	170	178
5.75%, 12/1/2013	115	120
5.75%, 12/1/2013	195	204
5.75%, 12/1/2014	180	187
5.75%, 12/1/2014	120	125
5.75%, 12/1/2014	205	214

		1,178

Missouri (1.97%)
Cape Girardeau County Industrial Development
5.63%, 6/1/2027	840	924
5.63%, 6/1/2027	160	156
Carthage MO
5.88%, 4/1/2030	160	141
6.00%, 4/1/2038	750	657
City of Fenton MO
7.00%, 10/1/2021	575	656
City of Kansas City MO
5.25%, 3/1/2018 (b)	200	192
5.40%, 6/1/2024	120	107
City of Maryland Heights MO
5.50%, 9/1/2018	250	244
Missouri Housing Development Commission GNMA
5.05%, 9/1/2024	535	522
Missouri Joint Municipal Electric Utility Commission MBIA
5.00%, 1/1/2024	1,500	1,517
St Louis Industrial Development Authority/MO
6.38%, 12/1/2030	500	473

		5,589

Nebraska (0.75%)
Omaha Public Power District
6.15%, 2/1/2012	2,000	2,141

Nevada (1.70%)
County of Clark NV
5.90%, 11/1/2032	160	137
Nevada Housing Division/NV GNMA
5. 88%, 4/1/2038	1,000	1,016
Reno NV
5.25%, 6/1/2037 (a)	1,760	1,648
5.25%, 6/1/2041	1,000	927
Reno NV AMBAC
5.13%, 6/1/2037	1,000	1,083

		4,811

New Hampshire (0.75%)
New Hampshire Health & Education Facilities Authority FSA
5.50%, 8/1/2027	2,000	2,116

New Jersey (3.06%)
Bergen County Improvement Authority CNTY GTD SCH BD RES FD
5.00%, 4/1/2032	2,000	2,052
New Jersey Economic Development Authority
5.63%, 6/15/2019	500	500
5.13%, 7/1/2025	160	135
5.75%, 4/1/2031	1,000	939
5.50%, 6/15/2031	1,000	940
See accompanying notes

302

Schedule of Investments
Tax-Exempt Bond Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority
5.75%, 7/1/2037	$1,750	$1,697
Tobacco Settlement Financing Corp/NJ
4.75%, 6/1/2034	1,000	788
5.00%, 6/1/2041	2,045	1,630

		8,681

New York (5.66%)
East Rochester Housing Authority/NY
5.50%, 8/1/2033	160	139
Metropolitan Transportation Authority/NY
4.75%, 7/1/2019	1,265	1,348
Metropolitan Transportation Authority/NY FGIC
5.25%, 11/15/2031	1,500	1,517
New York City Industrial Development Agency
6.25%, 3/1/2015	1,000	1,010
6.50%, 3/1/2035	160	162
New York City Industrial Development Agency FGIC
4.74%, 3/1/2016	1,000	927
New York City Municipal Water Finance Authority MBIA
5.00%, 6/15/2027 (a)	5,000	5,151
New York Mortgage Agency/NY
5.65%, 4/1/2030	470	489
New York State Dormitory Authority
5.50%, 7/1/2026	1,000	1,000
5.50%, 7/1/2030	160	150
New York State Dormitory Authority MBIA
5.25%, 10/1/2023	1,500	1,568
New York State Housing Finance Agency SONYMA
6.63%, 8/15/2012	310	310
Tobacco Settlement Financing Authority/NY AMBAC
5.25%, 6/1/2021	2,200	2,272

		16,043

Ohio (3.92%)
Adams County Hospital
6.25%, 9/1/2020	1,000	899
Buckeye Tobacco Settlement Financing Authority Ohio
5.75%, 6/1/2034	500	450
5.88%, 6/1/2047	4,500	3,965
County of Cuyahoga OH
7.50%, 1/1/2030	1,000	1,073
County of Franklin OH
5.13%, 7/1/2035	800	714
Ohio State University
5.13%, 12/1/2031	1,000	1,019
Scioto County Oh AMBAC
5.00%, 2/15/2036	1,000	1,000
7.00%, 2/15/2036	2,000	2,000

		11,120

Oklahoma (0.11%)
Oklahoma Housing Finance Agency GNMA
8.00%, 8/1/2018	150	161
Weatherford Hospital Authority
6.00%, 5/1/2025	160	150

		311

Oregon (1.33%)
City of Portland OR AMBAC
5.75%, 6/15/2016	1,000	1,062
City of Portland OR FSA
5.25%, 6/1/2020	2,000	2,129
Oregon State Housing & Community Services Department/OR
5.65%, 7/1/2028	575	581

		3,772

Pennsylvania (1.49%)
Allegheny County Hospital Development Authority
5.00%, 11/15/2028	500	414
City of Philadelphia PA FSA
5.25%, 7/1/2029	2,500	2,613
Fulton County Industrial Development Authority
5.90%, 7/1/2040	160	143
Philadelphia Redevelopment Authority FGIC
5.50%, 4/15/2017	1,000	1,062

		4,232

Rhode Island (0.32%)
Rhode Island Health & Educational Building Corp Citizens Bank of RI
2.55%, 12/1/2031	900	900

South Carolina (0.71%)
Lexington One School Facilities Corp
5.25%, 12/1/2029	1,000	1,009
South Carolina Jobs-Economic Development Authority AMBAC
5.20%, 11/1/2027	1,000	1,019

		2,028

South Dakota (0.44%)
South Dakota Health & Educational Facilities Authority/SD
5.25%, 11/1/2034	1,250	1,247

Tennessee (3.72%)
Chattanooga Health Educational & Housing Facility Board/TN
5.50%, 10/1/2020	540	514
See accompanying notes

303

Schedule of Investments
Tax-Exempt Bond Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
Tennessee (continued)
Johnson City Health & Educational Facilities Board
7.50%, 7/1/2033	$1,000	$1,196
5.50%, 7/1/2036	500	464
Shelby County Health Educational & Housing Facilities Board
5.63%, 9/1/2026	500	473
Tennessee Energy Acquisition Corp/TN Goldman Sacs Group
5.25%, 9/1/2018	3,000	3,011
Tennessee Housing Development Agency/TN GO of AGY
5.70%, 7/1/2031	355	363
4.85%, 1/1/2032	4,940	4,523

		10,544

Texas (7.25%)
Austin TX Convention Enterprises Inc/TX
5.75%, 1/1/2034	500	440
City of Houston TX AMBAC
5.75%, 9/1/2015	1,000	1,062
City of Houston TX FSA
5.75%, 3/1/2015	85	91
Dallas County Flood Control District
6.75%, 4/1/2016	245	251
Dallas Performing Arts Cultural Facility MBIA
4.89%, 9/1/2041	750	750
Dallas-Fort Worth International Airport Facilities Improvement Corp FGIC
5.50%, 11/1/2031	1,500	1,473
Dallas-Fort Worth International Airport Facilities Improvement Corp MBIA
6.00%, 11/1/2023	500	505
El Paso County Hospital District/TX ASSURED GTY
5.00%, 8/15/2037 (d)	1,000	1,002
Harris County Health Facilities Development Authority AMBAC
5.68%, 11/15/2047	2,000	2,000
Harris County Health Facilities Development Authority FSA
4.00%, 7/1/2031	500	500
Harris County-Houston Sports Authority MBIA
5.25%, 11/15/2040	1,000	1,004
Lower Colorado River Authority FGIC
5.00%, 5/15/2033	360	358
Lufkin Health Facilities Development Corp/TX
5.50%, 2/15/2032	500	460
Metro Health Facilities Development Corp/TX
7.20%, 1/1/2021	1,100	1,114
North Central Texas Health Facility Development Corp
5.13%, 5/15/2029	1,000	1,002
North Central Texas Health Facility Development Corp AMBAC
5.25%, 8/15/2032	1,000	1,011
North Texas Health Facilities Development FSA
5.00%, 9/1/2024	1,000	1,026
5.00%, 9/1/2032	2,000	2,013
North Texas Tollway Authority
5.63%, 1/1/2033	1,000	1,018
Sea Breeze Public Facility Corp
6.50%, 1/1/2046	100	92
Texas State Department Of Housing & Community Affairs GNMA
5.70%, 1/1/2033	1,415	1,449
Texas Tech University MBIA
5.00%, 8/15/2025	1,000	1,074
Tyler Health Facilities Development Corp
5.38%, 11/1/2037	1,000	874

		20,569

Utah (1.69%)
Utah Housing Corp
5.75%, 7/1/2036	1,000	990
5.25%, 1/1/2039 (a)	4,000	3,813

		4,803

Virginia (1.13%)
Henrico County Economic Development Authority/VA
5.00%, 10/1/2027	1,000	926
Lexington Industrial Development Authority
5.38%, 1/1/2028	750	670
Tobacco Settlement Financing Authority Corp/VA
5.63%, 6/1/2037	1,000	1,118
White Oak Village Shops Community Development
5.30%, 3/1/2017	500	482

		3,196

Washington (3.90%)
Franklin County School District No 1 Pasco/WA FSA
5.25%, 12/1/2019	5,000	5,320
King County School District No 415 Kent/WA
6.30%, 12/1/2008	1,065	1,092
Skagit County Public Hospital District
5.75%, 12/1/2032	300	287
State of Washington
6.40%, 6/1/2017	3,000	3,506
Washington State Housing Finance Commission GNMA
4.70%, 12/1/2038	1,000	851

		11,056

West Virginia (0.97%)
Harrison County County Commission MBIA
6.88%, 4/15/2022	2,500	2,506
See accompanying notes

304

Schedule of Investments
Tax-Exempt Bond Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
West Virginia (continued)
Ohio County Commission Sewage System
5.85%, 6/1/2034	$250	$250

		2,756

Wisconsin (2.29%)
County of Milwaukee WI FSA
5.25%, 12/1/2025	4,000	4,022
Wisconsin Health & Educational Facilities Authority
6.00%, 8/15/2019	600	579
Wisconsin Health & Educational Facilities Authority FSA
5.00%, 8/1/2034	1,000	987
Wisconsin Housing & Economic Development
4.75%, 9/1/2033	1,000	898

		6,486

TOTAL TAX-EXEMPT BONDS		$303,687

Total Investments		303,687

LIABILITY FOR FLOATING RATE NOTES ISSUED IN CONJUNCTION WITH SECURITIES HELD (-7.49%)
Notes with interest rates ranging from 2.49% to 3.75% at April 30, 2008 and contractual maturity of collateral from 2011 to 2041 (g)	(21,250)	(21,240)

Total Net Investments		$282,447
Other Assets in Excess of Liabilities, Net - 0.41%		1,175

TOTAL NET ASSETS - 100.00%		$283,622

(a)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See notes.

(b)	Non-Income Producing Security

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $748 or 0.26% of net assets.

(d)	Security purchased on a when-issued basis.

(e)	Security is Illiquid

(f)	Variable Rate

(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at April 30, 2008.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$8,715
Unrealized Depreciation	(9,059)

Net Unrealized Appreciation (Depreciation)	(344)
Cost for federal income tax purposes	282,789
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Insured	48.21%
Revenue	36.15%
Prerefunded	16.34%
General Obligation	4.21%
Revenue — Special Tax	1.79%
Tax Allocation	0.38%
Liability for Floating Rate Notes Issued	(7.49%)
Other Assets in Excess of Liabilities, Net	0.41%

TOTAL NET ASSETS	100.00%

See accompanying notes

305

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (81.91%)
Agricultural Operations (0.27%)
Cargill Inc
4.07%, 1/21/2011 (a)(b)	$500	$498

Airlines (0.37%)
American Airlines Inc
7.69%, 5/23/2008 (c)	125	125
7.25%, 2/5/2009	250	247
Delta Air Lines Inc
6.62%, 3/18/2011	326	319

		691

Appliances (0.13%)
Whirlpool Corp
3.30%, 6/15/2009 (a)	250	250

Asset Backed Securities (5.40%)
Ameriquest Mortgage Securities Inc
3.59%, 7/25/2035 (a)	1,000	306
Caterpillar Financial Asset Trust
4.09%, 12/27/2010 (c)	250	249
Chase Funding Mortgage Loan Asset-Backed Certificates
3.34%, 5/25/2026	250	249
CNH Equipment Trust
3.57%, 9/15/2010 (a)	230	229
3.93%, 4/15/2011 (a)(c)	1,500	1,500
CNH Wholesale Master Note Trust
3.12%, 6/15/2011 (a)	336	313
Countrywide Asset-Backed Certificates
4.02%, 12/25/2032 (a)	277	223
4.28%, 12/25/2032 (a)	657	575
4.34%, 5/25/2033 (a)	169	109
3.89%, 6/25/2035 (a)	1,000	648
3.54%, 11/25/2035 (a)	1,000	230
3.56%, 12/25/2035 (a)	875	515
3.40%, 2/25/2037 (a)	500	89
3.80%, 11/25/2037 (a)	1,000	100
Fannie Mae Grantor Trust
5.41%, 9/26/2033 (a)	815	732
First Horizon Asset Backed Trust
3.03%, 10/25/2026 (a)	392	313
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (a)	450	430
JP Morgan Mortgage Acquisition Corp
2.98%, 3/25/2037 (a)	204	194
Lehman XS Trust
3.80%, 6/25/2046 (a)(c)	2,003	60
Long Beach Asset Holdings Corp
5.93%, 10/25/2046 (b)(c)(d)	599	—
Long Beach Mortgage Loan Trust
3.40%, 2/25/2035 (a)	1,000	865
Nomura Asset Acceptance Corp
3.12%, 1/25/2036 (a)(b)	663	451
Sail Net Interest Margin Notes
5.50%, 6/27/2035 (b)(d)	136	3
SLC Student Loan Trust
3.27%, 9/15/2013 (a)(c)	1,000	995
Structured Asset Investment Loan Trust
2.95%, 4/25/2036 (a)	4	4
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (a)	310	286
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (a)	150	150
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (a)	160	157

		9,975

Auto — Car & Light Trucks (0.54%)
Daimler Finance North America LLC
3.30%, 3/13/2009 (a)	1,000	990

Auto/Truck Parts & Equipment — Original (0.09%)
Tenneco Inc
10.25%, 7/15/2013	155	164

Automobile Sequential (2.58%)
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (a)	567	567
3.50%, 1/15/2010 (a)(b)(c)	250	244
Capital One Auto Finance Trust
2.73%, 7/15/2011 (a)	451	434
CPS Auto Trust
5.44%, 11/15/2010 (b)(c)	675	673
Ford Credit Auto Owner Trust
4.38%, 1/15/2010 (a)	304	304
Honda Auto Receivables Owner Trust
2.90%, 2/15/2011 (a)	250	247
5.46%, 5/23/2011	750	762
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (a)	500	492
Nissan Auto Lease Trust
4.27%, 12/15/2010 (c)	500	500
Nissan Auto Receivables Owner Trust
3.22%, 5/17/2010 (a)	160	160
WFS Financial Owner Trust
3.93%, 2/17/2012	375	374

		4,757

Brewery (0.24%)
SABMiller PLC
3.00%, 7/1/2009 (a)(b)	450	451

Building Products — Cement & Aggregate (0.23%)
Martin Marietta Materials Inc
3.00%, 4/30/2010 (a)	435	422
See accompanying notes

306

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Building Products — Wood (0.29%)
Masco Corp
3.20%, 3/12/2010 (a)	$585	$543

Cable TV (1.12%)
Comcast Corporation
3.01%, 7/14/2009 (a)	700	687
COX Communications Inc
3.88%, 10/1/2008	500	499
CSC Holdings Inc
7.25%, 7/15/2008	125	125
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	500	514
EchoStar DBS Corp
5.75%, 10/1/2008	250	250

		2,075

Casino Hotels (0.14%)
Mandalay Resort Group
9.50%, 8/1/2008	250	253

Cellular Telecommunications (0.74%)
Rural Cellular Corp
8.25%, 3/15/2012	225	234
US Unwired Inc
10.00%, 6/15/2012 (e)	250	237
Vodafone Americas Asia Inc
6.65%, 5/1/2008	50	50
Vodafone Group PLC
3.14%, 6/15/2011 (a)	500	476
3.37%, 2/27/2012 (a)	400	378

		1,375

Chemicals — Diversified (0.17%)
Huntsman LLC
11.50%, 7/15/2012	300	321

Commercial Banks (1.28%)
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	500	508
Glitnir Banki HF
2.87%, 10/15/2008 (a)(b)	250	248
HSBC America Capital Trust I
7.81%, 12/15/2026 (b)	750	755
M&I Marshall & Ilsley Bank
3.33%, 12/4/2012 (a)	500	444
VTB Capital SA
3.84%, 8/1/2008 (a)(b)	400	400

		2,355

Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009	100	98

Computers — Memory Devices (0.26%)
Seagate Technology HDD Holdings
3.54%, 10/1/2009 (a)	500	484

Containers — Metal & Glass (0.15%)
Owens-Illinois Inc
7.35%, 5/15/2008	275	275

Credit Card Asset Backed Securities (1.62%)
American Express Credit Account Master Trust
3.00%, 3/15/2012 (a)	850	828
Bank One Issuance Trust
2.91%, 6/15/2012 (a)	375	372
Cabela’s Master Credit Card Trust
3.57%, 12/16/2013 (a)(b)	500	487
Chase Issuance Trust
3.17%, 1/15/2012 (a)	500	497
Citibank Credit Card Issuance Trust
3.15%, 11/22/2010 (a)	330	329
Discover Card Master Trust I
2.96%, 5/15/2012 (a)	500	473

		2,986

Data Processing & Management (0.26%)
Fidelity National Information Services
4.75%, 9/15/2008	500	478

Diversified Manufacturing Operations (0.29%)
Tyco International Group SA
6.13%, 1/15/2009	525	529

Diversified Operations (0.21%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (a)(b)	475	385

Drug Delivery Systems (0.26%)
Hospira Inc
3.18%, 3/30/2010 (a)	500	483

Electric — Generation (0.02%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	40	42

Electric — Integrated (1.46%)
Entergy Gulf States Inc
3.74%, 12/8/2008 (a)(b)	200	200
3.48%, 12/1/2009 (a)(f)	405	397
Georgia Power Co
3.35%, 3/17/2010 (a)	500	493
Midamerican Energy Holdings Co
7.52%, 9/15/2008	300	304
Pepco Holdings Inc
3.70%, 6/1/2010 (a)	225	224
Public Service Electric & Gas Co
3.78%, 3/12/2010 (a)	500	494
See accompanying notes

307

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
TECO Energy Inc
5.24%, 5/1/2010 (a)	$325	$327
Wisconsin Power & Light
5.70%, 10/15/2008	250	252

		2,691

Electronic Components — Miscellaneous (0.62%)
Koninklijke Philips Electronics NV
4.09%, 3/11/2011 (a)	1,000	996
Sanmina-SCI Corp
5.55%, 6/15/2010 (a)(b)	147	145

		1,141

Electronic Components — Semiconductors (0.15%)
National Semiconductor Corp
3.05%, 6/15/2010 (a)	300	277

Fiduciary Banks (0.27%)
Bank of New York Mellon Corp/The
3.49%, 2/5/2010 (a)(g)	500	497

Finance — Auto Loans (0.38%)
Ford Motor Credit Co LLC
5.46%, 1/13/2012 (a)	500	420
GMAC LLC
4.31%, 5/15/2009 (a)	300	274

		694

Finance — Commercial (0.68%)
Caterpillar Financial Services Corp
3.58%, 2/8/2010 (a)	750	746
CIT Group Inc
3.88%, 11/3/2008	325	312
3.32%, 2/13/2012 (a)	250	201

		1,259

Finance — Consumer Loans (0.27%)
John Deere Capital Corp
3.43%, 1/18/2011 (a)	500	499

Finance — Investment Banker & Broker (1.63%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (a)	360	347
3.28%, 11/28/2011 (a)	500	472
Goldman Sachs Group Inc/The
2.64%, 12/23/2008 (a)	400	398
Lehman Brothers Holdings Inc
2.94%, 11/24/2008 (a)	500	489
2.95%, 7/18/2011 (a)	250	226
Merrill Lynch & Co Inc
2.90%, 6/16/2008 (a)	250	250
3.24%, 6/ 5/2012 (a)	600	540
Morgan Stanley
2.99%, 1/15/2010 (a)(f)	300	291

		3,013

Finance — Leasing Company (0.40%)
International Lease Finance Corp
3.16%, 4/20/2009 (a)	750	740

Finance — Mortgage Loan/Banker (5.85%)
Countrywide Financial Corp
2.82%, 3/24/2009 (a)	725	682
Fannie Mae
4.50%, 10/15/2008 (e)	2,750	2,777
3.38%, 12/15/2008 (e)	2,000	2,011
Federal Home Loan Bank System
2.63%, 7/15/2008 (e)	2,665	2,666
Freddie Mac
3.88%, 6/15/2008	1,000	1,002
Residential Capital LLC
3.49%, 6/9/2008 (a)	250	233
6.18%, 5/22/2009 (a)	650	427
SLM Student Loan Trust
3.40%, 7/25/2013 (a)(c)	1,000	1,000

		10,798

Finance — Other Services (0.42%)
Edison Mission Energy Funding
7.33%, 9/15/2008 (b)	23	24
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(b)	750	752

		776

Food — Miscellaneous/Diversified (0.20%)
Kraft Foods Inc
3.60%, 8/11/2010 (a)	375	365

Food — Retail (0.34%)
Safeway Inc
3.00%, 3/27/2009 (a)	625	620

Home Equity — Other (2.02%)
Asset Backed Funding Corp NIM Trust
5.90%, 7/26/2035 (b)(d)	56	—
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)	266	251
First NLC Trust
3.65%, 9/25/2035 (a)	1,000	349
GSAA Trust
5.69%, 4/25/2034	706	709
JP Morgan Mortgage Acquisition Corp NIM
5.80%, 4/25/2036 (b)(c)(d)	158	—
Mastr Asset Backed NIM Securities Trust
4.75%, 5/26/2035 (c)(d)	40	—
Mastr Asset Backed Securities Trust
3.54%, 10/25/2035 (a)	475	230
New Century Home Equity Loan Trust
3.59%, 7/25/2035 (a)	1,000	270
Option One Mortgage Loan Trust
3.57%, 8/25/2035 (a)	1,000	430
3.70%, 6/25/2037 (a)	1,000	98
See accompanying notes

308

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
Residential Asset Securities Corp
4.03%, 4/25/2030	$24	$24
3.58%, 4/25/2035 (a)	1,000	660
3.65%, 7/25/2035 (a)	1,000	719

		3,740

Home Equity — Sequential (0.36%)
Argent Securities Inc
4.60%, 1/25/2034 (a)	342	335
BNC Mortgage Loan Trust
3.07%, 7/25/2037 (a)	455	332
Merrill Lynch Mortgage Investors NIM Trust
4.50%, 1/25/2035 (b)(c)(d)(g)	1,313	—

		667

Investment Companies (0.53%)
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (a)(b)	1,000	973

Life & Health Insurance (0.13%)
Unum Group
5.86%, 5/15/2009	230	234

Machinery — Farm (0.18%)
Case New Holland Inc
6.00%, 6/1/2009	325	329

Medical — Drugs (0.27%)
Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (a)	225	198
Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (a)	325	297

		495

Medical — Wholesale Drug Distribution (0.13%)
Cardinal Health Inc
2.96%, 10/2/2009 (a)	250	244

Metal Processors & Fabrication (0.14%)
Timken Co
5.75%, 2/15/2010	250	256

Mortgage Backed Securities (37.75%)
ACT Depositor Corp
3.02%, 9/22/2041 (a)(b)	375	262
American Home Mortgage Assets
7.32%, 11/25/2035 (a)(c)	291	221
American Home Mortgage Investment Trust
4.47%, 9/25/2045 (a)	454	307
Banc of America Alternative Loan Trust
3.30%, 6/25/2036 (a)	1,560	1,513
Banc of America Commercial Mortgage Inc
7.33%, 11/15/2031	397	407
1.18%, 11/10/2038 (a)	12,825	245
0.39%, 7/10/2042	65,658	584
0.85%, 7/10/2042 (a)	22,820	364
0.12%, 7/10/2043 (a)(b)	6,189	62
0.33%, 9/10/2045	121,064	939
0.22%, 10/10/2045	17,550	62
5.31%, 10/10/2045 (a)	250	249
0.60%, 7/10/2046 (a)	7,592	131
Banc of America Mortgage Securities Inc
4.09%, 3/25/2034 (a)	388	367
6.10%, 8/25/2034 (a)	396	381
Bank of America-First Union NB Commercial Mortgage
2.01%, 4/11/2037 (a)(b)	9,400	89
Bear Stearns Adjustable Rate Mortgage Trust
6.50%, 4/25/2034 (a)	127	124
Bear Stearns Alt-A Trust
6.58%, 5/25/2035 (a)	289	246
3.54%, 7/25/2035 (a)	1,000	538
3.54%, 8/25/2035 (a)	1,002	347
Bear Stearns Mortgage Funding Trust
3.11%, 7/25/2036 (a)	1,085	869
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (a)	622	341
5.02%, 7/25/2037 (a)	292	280
Citicorp Mortgage Securities Inc
5.50%, 12/25/2033	1,121	1,105
Citigroup Commercial Mortgage Trust
0.62%, 5/15/2043 (b)	34,737	502
0.72%, 10/15/2049 (a)	25,262	551
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (a)	11,372	217
0.56%, 12/11/2049 (a)(b)	15,474	327
Countrywide Alternative Loan Trust
3.99%, 10/25/2034 (a)	625	462
3.94%, 2/25/2035 (a)	1,000	895
3.75%, 7/25/2035 (a)	984	333
5.43%, 8/25/2035 (a)	2,277	1,855
3.31%, 12/25/2035 (a)	1,473	1,032
3.25%, 5/25/2036 (a)	1,039	931
3.30%, 5/25/2036 (a)	1,651	1,620
6.00%, 5/25/2036	408	407
3.11%, 3/20/2046 (a)	1,211	820
Countrywide Alternative Loan Trust NIM
6.50%, 1/25/2036 (b)	185	174
Countrywide Asset-Backed Certificates
6.00%, 11/8/2036 (b)(d)	491	—
Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 7/25/2033	1,239	1,221
4.98%, 7/25/2034 (a)	730	734
See accompanying notes

309

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Countrywide Home Loan Mortgage Pass Through Certificates (continued)
3.20%, 3/25/2035 (a)	$288	$250
5.53%, 3/20/2036 (a)	522	490
CS First Boston Mortgage Securities Corp
0.77%, 7/15/2036 (a)(b)	5,771	82
0.48%, 8/15/2036 (a)(b)	5,946	59
0.57%, 11/15/2036 (a)(b)	10,596	381
0.84%, 1/15/2037 (a)(b)	5,105	118
0.83%, 7/15/2037 (b)	25,095	476
Deutsche ALT-A Securities NIM Trust
6.50%, 2/25/2047 (a)(b)(c)	138	137
Downey Savings & Loan Association Mortgage Loan Trust
3.06%, 4/19/2047 (a)	1,525	978
DSLA NIM Corp
6.41%, 3/19/2037 (a)(b)(c)	27	27
First Republic Mortgage Loan Trust
3.02%, 8/15/2032 (a)	260	235
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	242	253
1.14%, 1/12/2043 (a)(b)	26,288	561
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust
6.56%, 11/18/2035	6	6
Freddie Mac
3.12%, 7/15/2023 (a)	849	838
6.00%, 3/15/2026	551	561
6.00%, 6/15/2031	583	588
G-Force LLC
3.20%, 12/25/2039 (a)	1,000	937
Ginnie Mae
1.65%, 10/16/2012 (a)	8,174	256
4.51%, 10/16/2028 (a)	445	446
3.96%, 6/16/2031	1,131	1,119
1.11%, 2/16/2047 (a)	9,491	503
0.85%, 3/16/2047 (a)	3,577	199
GMAC Commercial Mortgage Securities Inc
0.92%, 5/10/2043 (a)	15,107	253
Greenwich Capital Commercial Funding Corp
0.26%, 4/10/2037 (b)	26,955	106
0.97%, 8/10/2042 (a)(b)	54,452	1,010
0.48%, 12/10/2049 (a)(b)	17,525	261
GS Mortgage Securities Corp II
0.87%, 7/10/2039 (a)(b)	7,066	152
GSC Capital Corp Mortgage Trust
3.16%, 2/25/2036 (a)	242	170
GSR Mortgage Loan Trust
4.77%, 9/25/2035 (a)	678	634
Heller Financial Commercial Mortgage Asset Corp
8.18%, 1/17/2034 (a)	600	630
Homebanc Mortgage Trust
3.57%, 7/25/2035 (a)	1,000	730
3.22%, 10/25/2035 (a)	2,058	1,416
3.23%, 1/25/2036 (a)	1,873	1,420
Impac CMB Trust
5.15%, 9/25/2034 (a)	129	89
3.88%, 10/25/2034 (a)	684	523
4.44%, 10/25/2034 (a)	317	162
3.63%, 11/25/2034 (a)	88	74
3.66%, 1/25/2035 (a)	33	26
3.21%, 4/25/2035 (a)	855	553
3.40%, 8/25/2035 (a)	158	90
3.44%, 8/25/2035 (a)	175	95
Impac Secured Assets CMN Owner Trust
3.30%, 11/25/2034 (a)	83	63
Indymac Index Mortgage Loan Trust
6.84%, 3/25/2035 (a)	496	463
5.62%, 5/25/2035 (a)	664	394
5.71%, 6/25/2035 (a)	1,171	1,014
0.80%, 7/25/2035 (a)	21,086	83
JP Morgan Alternative Loan Trust
5.50%, 5/25/2036	155	155
5.40%, 12/25/2036	270	259
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (a)(b)	30,368	914
6.04%, 11/15/2035	567	576
0.39%, 7/12/2037 (b)	75,541	417
0.76%, 10/12/2037 (a)(b)	6,311	232
0.70%, 7/15/2042 (a)	22,635	354
5.30%, 5/15/2047 (a)	300	297
0.49%, 2/12/2051 (a)	41,641	582
JP Morgan Mortgage Trust
4.89%, 4/25/2035 (a)	356	351
6.04%, 10/25/2036 (a)	319	314
LB-UBS Commercial Mortgage Trust
1.26%, 7/15/2035 (b)	18,924	252
1.22%, 2/15/2037 (a)(b)	16,091	329
0.93%, 7/15/2040 (a)	22,229	492
Lehman XS Trust
3.26%, 5/25/2046 (a)	1,500	652
3.43%, 5/25/2046 (a)(c)	1,415	262
Mastr Seasoned Securities Trust
7.03%, 10/25/2032 (a)	135	126
Merrill Lynch Mortgage Investors Inc
3.25%, 8/25/2036 (a)	1,072	543
Merrill Lynch Mortgage Trust
5.80%, 5/12/2039 (a)	275	277
0.73%, 5/12/2043	10,366	211
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.11%, 7/12/2046 (a)(b)	13,176	176
See accompanying notes

310

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
0.10%, 12/12/2049 (a)(b)	$38,762	$471
0.84%, 12/12/2049 (a)	24,912	674
MLCC Mortgage Investors Inc
3.39%, 7/25/2029 (a)	865	835
Morgan Stanley Capital I
1.19%, 1/13/2041 (a)(b)	20,955	551
3.27%, 8/25/2046 (a)(c)	1,000	570
3.40%, 12/20/2046 (a)(b)	200	93
Residential Funding Mortgage Securities
3.49%, 7/25/2036 (a)	1,854	1,748
Structured Adjustable Rate Mortgage Loan Trust
3.59%, 8/25/2034 (a)	714	314
Structured Asset Mortgage Investments I
3.48%, 8/25/2035 (a)	885	495
7.21%, 8/25/2035 (a)	218	224
3.21%, 2/25/2036 (a)	858	537
3.12%, 5/25/2036 (a)	713	553
6.10%, 5/25/2036 (a)	607	477
3.58%, 5/25/2045 (a)	787	563
Structured Asset Mortgage Investments Inc
6.36%, 5/25/2036 (a)	212	201
Structured Asset Securities Corp
4.79%, 11/25/2035 (a)	542	443
Wachovia Bank Commercial Mortgage Trust
0.41%, 6/15/2035 (b)	9,221	246
0.60%, 10/15/2041 (a)(b)	2,123	25
0.43%, 3/15/2042 (a)(b)	3,016	26
0.80%, 5/15/2044 (a)(b)	19,711	362
6.05%, 2/15/2051 (a)	300	302
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	390	383
WaMu Mortgage Pass Through Certificates	1,173	831
3.53%, 12/25/2027 (a)
4.92%, 8/25/2035 (a)	500	493
4.84%, 9/25/2035 (a)	610	598
5.94%, 9/25/2036 (a)	1,347	1,337
5. 48%, 4/25/2044 (a)	514	407
3.57%, 7/25/2045 (a)	815	447
3.14%, 11/25/2045 (a)	90	84
3.44%, 1/25/2046 (a)	997	501
4.92%, 11/25/2046 (a)	1,505	785
4.85%, 5/25/2047 (a)	1,897	1,453
Washington Mutual Alternative Mortgage
5.07%, 7/25/2046 (a)	1,685	1,357
Wells Fargo Mortgage Backed Securities
5. 24%, 4/25/2036 (a)	1,636	1,515

		69,697

Mortgage Securities (0.26%)
Residential Accredit Loans Inc
3.40%, 2/25/2036 (a)	665	480

Multimedia (0.58%)
Time Warner Inc
3.30%, 11/13/2009 (a)	500	482
Viacom Inc
3.15%, 6/16/2009 (a)	600	592

		1,074

Office Automation & Equipment (0.35%)
Xerox Corp
3.51%, 12/18/2009 (a)	650	639

Oil — Field Services (0.31%)
BJ Services Co
3.25%, 6/1/2008 (a)	580	580

Oil Company — Exploration & Production (0.67%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (a)	400	393
Pemex Project Funding Master Trust
4.51%, 10/15/2009 (a)(b)	500	499
4.10%, 6/15/2010 (a)(b)	350	349

		1,241

Pipelines (0.14%)
Williams Cos Inc
4.70%, 10/1/2010 (a)(b)	250	256

Property & Casualty Insurance (0.14%)
WR Berkley Corp
9.88%, 5/15/2008	267	267

Quarrying (0.16%)
Vulcan Materials Co
4.05%, 12/15/2010 (a)	300	297

Regional Banks (1.58%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (a)	250	184
Capital One Financial Corp
3.27%, 9/10/2009 (a)	250	228
First Union Institutional Capital I
8.04%, 12/1/2026	400	398
Fleet Capital Trust II
7.92%, 12/11/2026	577	599
NB Capital Trust	750	733
7.83%, 12/15/2026
US Bancorp
3.51%, 2/4/2010 (a)(g)	270	270
Wells Fargo & Co
3.34%, 1/29/2010 (a)	500	498

		2,910

See accompanying notes

311

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Reinsurance (0.27%)
Berkshire Hathaway Finance Corp
3.02%, 1/11/2011 (a)(b)	$500	$499

REITS — Diversified (0.53%)
iStar Financial Inc
3.46%, 3/16/2009 (a)	375	346
3.14%, 9/15/2009 (a)	400	358
3.34%, 3/9/2010 (a)	300	267

		971

REITS — Healthcare (0.44%)
HCP Inc
3.25%, 9/15/2008 (a)	825	811

REITS — Office Property (0.25%)
HRPT Properties Trust
3.40%, 3/16/2011 (a)	500	457

REITS — Warehouse & Industrial (0.26%)
Prologis
3.34%, 8/24/2009 (a)	500	481

Rental — Auto & Equipment (0.54%)
Erac USA Finance Co
3.15%, 4/30/2009 (a)(b)	500	498
3.34%, 8/28/2009 (a)(b)	500	502

		1,000

Retail — Drug Store (0.24%)
CVS Caremark Corp
3.38%, 6/1/2010 (a)	450	437

Retail — Regional Department Store (0.25%)
JC Penney Corp Inc
7.38%, 8/15/2008	220	221
Macys Retail Holdings Inc
4.80%, 7/15/2009	250	246

		467

Retail — Restaurants (0.24%)
Yum! Brands Inc
7.65%, 5/15/2008	450	451

Rubber — Tires (0.14%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (a)	250	250

Satellite Telecommunications (0.12%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (a)	225	227

Savings & Loans — Thrifts (0.37%)
Greenpoint Financial Corp
3.20%, 6/6/2008	250	249
Washington Mutual Inc
2.90%, 3/22/2012 (a)	500	428

		677

Special Purpose Entity (0.73%)
Allstate Life Global Funding II
3.69%, 2/26/2010 (a)	750	743
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (a)(b)	200	200
Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (a)(b)	400	404

		1,347

Steel — Producers (0.29%)
Ispat Inland ULC
9.75%, 4/1/2014	500	533

Supranational Bank (0.27%)
Corp Andina de Fomento
3.31%, 6/13/2008 (a)(c)	500	500

Telecommunication Services (0.24%)
Qwest Corp
5.63%, 11/15/2008	170	170
Telcordia Technologies Inc
6.46%, 7/15/2012 (a)(b)	325	270

		440

Telephone — Integrated (1.28%)
AT&T Inc
3.20%, 2/5/2010 (a)	250	249
Sprint Nextel Corp
3.07%, 6/28/2010 (a)	275	238
Telecom Italia Capital SA
3.72%, 2/1/2011 (a)	160	148
3.34%, 7/18/2011 (a)	600	554
Telefonica Emisiones SAU
2.84%, 6/19/2009 (a)	1,000	989
3.44%, 2/4/2013 (a)(g)(h)	200	185

		2,363

Tobacco (0.18%)
Reynolds American Inc
3.50%, 6/15/2011 (a)	350	333

Transport — Marine (0.07%)
Overseas Shipholding Group Inc
8.25%, 3/15/2013	125	130

Transport — Rail (0.12%)
CSX Corp
4.88%, 11/1/2009	225	225

TOTAL BONDS		$151,228

See accompanying notes

312

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (1.17%)
Applications Software (0.21%)
Metavante Corp, Term Loan B
6.70%, 11/1/2014 (a)	$400	$381

Auto/Truck Parts & Equipment — Replacement (0.13%)
Allison Transmission Inc, Term Loan B
5.75%, 8/7/2014 (a)	249	233

Cellular Telecommunications (0.15%)
Alltel Holdings Corp, Term Loan B
5.93%, 5/31/2015 (a)	299	275

Electric — Integrated (0.14%)
Texas Competitive Electric Holdings Company, Term Loan B2
8.40%, 10/29/2014 (a)	74	71

Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (a)	199	190

		261

Publishing — Periodicals (0.12%)
Dex Media East LLC, Term Loan B
7.02%, 10/17/2014 (a)	245	224

Racetracks (0.16%)
Penn National Gaming Inc, Term Loan B
4.45%, 10/3/2012 (a)	300	291

Retail — Building Products (0.17%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012 (a)	318	315

Satellite Telecommunications (0.09%)
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (a)	185	174
Telesat Canada Inc, Term Loan DD 6.26%, 10/31/2014 (a)	4	4

		178

TOTAL SENIOR FLOATING RATE INTERESTS		$2,158

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (11.50%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.39%)
7.19%, 7/1/2033 (a)	186	187
7 .20%, 10/1/2033 (a)	79	79
5.99%, 12/1/2034 (a)	456	459

		725

Federal National Mortgage Association (FNMA) (7.82%)
6.45%, 2/1/2021 (a)	546	550
6.47%, 6/1/2032 (a)	504	509
6.77%, 6/1/2032 (a)	196	199
7.23%, 8/1/2032 (a)	429	441
7.11%, 9/1/2032 (a)	586	598
3.97%, 5/1/2033 (a)	755	755
4.26%, 6/1/2033 (a)	506	516
6.11%, 10/1/2033 (a)	243	245
7.23%, 10/1/2033 (a)	144	147
7.08%, 1/1/2034 (a)	279	280
6.68%, 2/1/2034 (a)	179	181
5.32%, 3/1/2034 (a)	707	709
5.48%, 3/1/2034 (a)	507	509
6.35%, 3/1/2034 (a)	350	355
5.17%, 4/1/2034 (a)	372	374
6.52%, 7/1/2034 (a)	856	864
5.72%, 12/1/2034 (a)	402	406
6.11%, 12/1/2034 (a)	640	643
6.28%, 1/1/2035 (a)	64	65
6.32%, 2/1/2035 (a)	669	683
6.47%, 2/1/2035 (a)	431	438
6.79%, 2/1/2035 (a)	79	79
4.38%, 5/1/2035 (a)	547	553
4.88%, 6/1/2035 (a)	474	478
4.77%, 7/1/2035 (a)	1,716	1,729
5.20%, 7/1/2035 (a)	1,170	1,191
4.51%, 9/1/2035 (a)	758	764
6.65%, 1/1/2036 (a)	182	184

		14,445

U.S. Treasury (3.29%)
4.13%, 8/15/2008 (e)	2,000	2,015
4.75%, 11/15/2008 (e)	2,000	2,033
3.00%, 2/15/2009 (e)	2,000	2,019

		6,067

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$21,237

SHORT TERM INVESTMENTS (4.31%)
Commercial Paper (4.31%)
Federal Home Loan Bank System
4.63%, 10/15/2008	$2,000	$2,019

Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	1,972	1,972

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	1,972	1,972

Volkswagen of America
3.00%, 5/1/2008	1,000	1,000

Yorktown Capital
2.70%, 5/1/2008	1,000	1,000

		7,963

TOTAL SHORT TERM INVESTMENTS		$7,963

See accompanying notes

313

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (6.38%)
Finance — Investment Banker & Broker (6.38%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $11,902,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (i)	$11,775	$11,774

TOTAL REPURCHASE AGREEMENTS		$11,774

Total Investments		$194,360
Liabilities in Excess of Other Assets, Net — (5.27)%		(9,731)

TOTAL NET ASSETS - 100.00%		$184,629

(a)	Variable Rate

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $19,429 or 10.52% of net assets.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,063 or 3.83% of net assets.

(d)	Security is Illiquid

(e)	Security or a portion of the security was on loan at the end of the period.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $273 or 0.15% of net assets.

(g)	Non-Income Producing Security

(h)	Security purchased on a when-issued basis.

(i)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$403
Unrealized Depreciation	(32,168)

Net Unrealized Appreciation (Depreciation)	(31,765)
Cost for federal income tax purposes	226,125
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX.NA.IG. 10 Index and pay quarterly 1.55% to Deutsche Bank AG. Expires June 2013.	$1,200	$(22)

Buy protection for CDX.NA.IG. 10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc. Expires June 2013.	2,600	(51)

All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
US 2 Year Note; June
2008	47	$10,076	$9,996	$(80)

Sell:
US 10 Year Note; June
2008	26	3,046	3,010	36

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Mortgage Securities	46.62%
Financial	20.32%
Asset Backed Securities	12.13%
Government	9.23%
Communications	4.46%
Consumer, Cyclical	3.14%
Consumer, Non-cyclical	2.43%
Industrial	2.09%
Utilities	1.62%
Technology	1.28%
Energy	1.12%
Basic Materials	0.62%
Diversified	0.21%
Liabilities in Excess of Other Assets, Net	(5.27%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)
Asset Type	Percent

Futures	7.04%
Credit Default Swaps	0.04%
See accompanying notes

314

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.31%)
Advanced Materials & Products (0.07%)
Ceradyne Inc (a)(b)	24,300	$947

Aerospace & Defense (3.13%)
Boeing Co	321,583	27,290
Northrop Grumman Corp	144,000	10,594
Teledyne Technologies Inc (a)(b)	85,900	5,045

		42,929

Agricultural Chemicals (0.25%)
Potash Corp of Saskatchewan	18,550	3,412

Agricultural Operations (0.47%)
Archer-Daniels-Midland Co	146,900	6,472

Airlines (0.80%)
Alaska Air Group Inc (a)(b)	222,910	4,788
Cathay Pacific Airways Ltd ADR (b)	600,000	6,210

		10,998

Applications Software (3.82%)
Actuate Corp (a)(b)	657,900	2,678
Microsoft Corp	1,589,278	45,326
Quest Software Inc (b)	324,400	4,321

		52,325

Athletic Footwear (1.52%)
Nike Inc	312,472	20,873

Auto — Car & Light Trucks (0.80%)
Toyota Motor Corp ADR	108,700	11,033

Auto — Medium & Heavy Duty Trucks (1.46%)
Paccar Inc	424,345	20,080

Beverages — Non-Alcoholic (0.74%)
PepsiCo Inc	148,100	10,149

Building — Mobile Home & Manufactured Housing (0.31%)
Monaco Coach Corp (a)	682,333	4,319

Building — Residential & Commercial (0.08%)
KB Home	46,200	1,039

Building & Construction Products -Miscellaneous (0.58%)
Simpson Manufacturing Co Inc (a)	301,630	7,960

Cellular Telecommunications (0.25%)
China Mobile Ltd ADR	22,600	1,951
NII Holdings Inc (b)	32,400	1,482

		3,433

Chemicals — Specialty (0.05%)
Symyx Technologies (a)(b)	85,566	643

Commercial Banks (1.79%)
Banner Corp	72,197	1,560
Cascade Bancorp (a)	21,400	195
City National Corp/CA	189,800	9,209
East West Bancorp Inc	397,000	5,653
Pacific Capital Bancorp NA (a)	69,633	1,419
UCBH Holdings Inc	99,000	721
UnionBanCal Corp	105,200	5,524
Zions Bancorporation (a)	5,100	236

		24,517

Computer Aided Design (0.21%)
Autodesk Inc (b)	77,000	2,926

Computers (2.29%)
Apple Inc (b)	52,850	9,193
Hewlett-Packard Co	478,900	22,197

		31,390

Computers — Integrated Systems (0.10%)
Echelon Corp (a)(b)	122,079	1,375

Computers — Memory Devices (0.10%)
NetApp Inc (b)	59,100	1,430

Consumer Products — Miscellaneous (1.03%)
Clorox Co	266,630	14,131

Cosmetics & Toiletries (1.78%)
Bare Escentuals Inc (a)(b)	72,692	1,658
Colgate-Palmolive Co	65,810	4,653
Estee Lauder Cos Inc/The	85,300	3,891
Procter & Gamble Co	211,700	14,194

		24,396

Diagnostic Kits (0.19%)
OraSure Technologies Inc (a)(b)	409,422	2,645

Dialysis Centers (0.54%)
DaVita Inc (b)	142,500	7,468

Disposable Medical Products (0.27%)
CR Bard Inc	38,800	3,654

Distribution & Wholesale (0.03%)
Building Materials Holding Corp (a)	95,150	443

Diversified Manufacturing Operations (0.79%)
General Electric Co	330,500	10,807

E-Commerce — Products (0.38%)
Amazon.com Inc (b)	31,700	2,493
Blue Nile Inc (a)(b)	53,724	2,668

		5,161

See accompanying notes

315

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
E-Commerce — Services (0.16%)
eBay Inc (b)	69,900	$2,187

Electric — Integrated (0.84%)
Edison International	121,100	6,318
PG&E Corp	128,700	5,148

		11,466

Electronic Components — Semiconductors (1.83%)
Intel Corp	749,900	16,693
Lattice Semiconductor Corp (a)(b)	2,868	10
LSI Corp (a)(b)	287,000	1,779
Nvidia Corp (b)	113,000	2,322
Pixelworks Inc (b)	128,159	77
QLogic Corp (b)	236,600	3,776
Supertex Inc (a)(b)	17,500	376

		25,033

Electronic Design Automation (0.04%)
Mentor Graphics Corp (a)(b)	60,900	613

Electronic Forms (1.54%)
Adobe Systems Inc (b)	566,300	21,117

Electronic Measurement Instruments (0.95%)
Flir Systems Inc (b)	19,700	676
Itron Inc (a)b)	79,950	7,442
Trimble Navigation Ltd (a)(b)	150,568	4,937

		13,055

Engineering — Research & Development Services (1.94%)
Jacobs Engineering Group Inc (a)(b)	308,722	26,652

Enterprise Software & Services (1.30%)
Informatica Corp (a)(b)	189,800	3,029
Omnicell Inc (b)	29,327	352
Oracle Corp (b)	503,000	10,488
Sybase Inc (a)(b)	134,500	3,957

		17,826

Entertainment Software (0.51%)
Electronic Arts Inc (b)	134,823	6,939

Fiduciary Banks (0.86%)
Northern Trust Corp	159,013	11,784

Finance — Investment Banker & Broker (2.71%)
Charles Schwab Corp/The	1,327,300	28,669
Goldman Sachs Group Inc/The	44,300	8,478

		37,147

Finance — Mortgage Loan/Banker (0.03%)
Fannie Mae	15,600	441

Food — Retail (1.30%)
Dairy Farm International Holdings Ltd ADR	193,703	4,969
Kroger Co/The	210,400	5,733
Safeway Inc	225,700	7,132

		17,834

Forestry (2.00%)
Plum Creek Timber Co Inc (a)	175,300	7,159
Weyerhaeuser Co	317,100	20,257

		27,416

Gas — Distribution (1.00%)
Sempra Energy	242,600	13,748

Health Care Cost Containment (1.07%)
McKesson Corp	282,417	14,720

Hotels & Motels (0.61%)
Red Lion Hotels Corp (b)(c)	879,385	8,345

Human Resources (0.65%)
AMN Healthcare Services Inc (a)(b)	207,200	3,023
Resources Connection Inc (a)	145,644	2,943
Robert Half International Inc	126,900	3,008

		8,974

Industrial Automation & Robots (0.08%)
Intermec Inc (a)(b)	53,400	1,128

Instruments — Scientific (2.00%)
Applera Corp — Applied Biosystems Group	176,900	5,645
Dionex Corp (a)(b)	195,232	15,271
FEI Co (a)(b)	294,925	6,450

		27,366

Internet Application Software (0.28%)
Art Technology Group Inc (a)(b)	1,058,619	3,790

Internet Security (0.17%)
VeriSign Inc (a)(b)	65,900	2,376

Investment Management & Advisory Services (1.80%)
Franklin Resources Inc	258,800	24,625

Lasers — Systems & Components (0.18%)
Electro Scientific Industries Inc (a)(b)	150,742	2,474

Life & Health Insurance (1.57%)
StanCorp Financial Group Inc	419,200	21,480

Machinery — Material Handling (0.24%)
Cascade Corp	74,800	3,235

Medical — Biomedical/Gene (1.70%)
Amgen Inc (b)	196,239	8,217
See accompanying notes

316

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Biomedical/Gene (continued)
Genentech Inc (b)	153,800	$10,489
Martek Biosciences Corp (a)(b)	130,399	4,598

		23,304

Medical — Drugs (2.54%)
Abbott Laboratories	171,950	9,070
Allergan Inc/United States	457,150	25,770

		34,840

Medical — Generic Drugs (0.35%)
Watson Pharmaceuticals Inc (b)	153,800	4,774

Medical — HMO (0.18%)
Health Net Inc (b)	82,060	2,404

Medical — Nursing Homes (0.06%)
Sun Healthcare Group Inc (a)(b)	66,000	868

Medical Instruments (0.42%)
Beckman Coulter Inc	24,500	1,673
Techne Corp (b)	55,645	4,036

		5,709

Medical Products (1.98%)
Johnson & Johnson	88,400	5,931
Mentor Corp (a)	177,800	5,204
Stryker Corp	27,000	1,750
Varian Medical Systems Inc (b)	293,100	13,741
Zimmer Holdings Inc (b)	6,700	497

		27,123

Metal Processors & Fabrication (0.96%)
Precision Castparts Corp	112,196	13,190

Multimedia (1.31%)
Walt Disney Co/The	554,010	17,967

Networking Products (2.16%)
Cisco Systems Inc (b)	1,055,000	27,050
Polycom Inc (a)(b)	111,900	2,507

		29,557

Non-Hazardous Waste Disposal (0.44%)
Waste Connections Inc (a)(b)	187,400	6,010

Office Supplies & Forms (0.07%)
Avery Dennison Corp	19,000	916

Oil — Field Services (0.28%)
Schlumberger Ltd	38,850	3,906

Oil & Gas Drilling (0.90%)
Nabors Industries Ltd (a)(b)	329,676	12,376

Oil Company — Exploration & Production (6.18%)
Apache Corp	133,600	17,993
Berry Petroleum Co	439,900	21,784
Occidental Petroleum Corp	541,100	45,025

		84,802

Oil Company — Integrated (3.86%)
Chevron Corp	439,026	42,212
Exxon Mobil Corp	115,300	10,731

		52,943

Property & Casualty Insurance (0.23%)
Mercury General Corp	62,000	3,093

Publicly Traded Investment Fund (0.11%)
iShares Russell 3000 Index Fund (a)	18,800	1,503

Publishing — Newspapers (0.05%)
McClatchy Co (a)	71,273	748

Real Estate Management & Services (0.02%)
CB Richard Ellis Group Inc (a)(b)	13,700	317

Regional Banks (4.47%)
Bank of America Corp	104,800	3,934
US Bancorp	466,200	15,799
Wells Fargo & Co	1,396,522	41,547

		61,280

REITS — Apartments (0.42%)
Essex Property Trust Inc	48,400	5,760

REITS — Healthcare (1.02%)
HCP Inc	298,185	10,645
Nationwide Health Properties Inc (a)	90,888	3,274

		13,919

REITS — Warehouse & Industrial (0.73%)
AMB Property Corp	173,115	9,997

Respiratory Products (0.39%)
Resmed Inc (a)(b)	122,500	5,282

Retail — Apparel & Shoe (1.24%)
Columbia Sportswear Co (a)	75,850	3,183
Nordstrom Inc (a)	336,500	11,865
Ross Stores Inc	60,000	2,009

		17,057

Retail — Automobile (0.65%)
Copart Inc (b)	218,600	8,934

Retail — Discount (2.41%)
Costco Wholesale Corp (a)	463,140	32,999
See accompanying notes

317

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Drug Store (0.38%)
CVS Caremark Corp	127,465	$5,146

Retail — Restaurants (0.93%)
Jack in the Box Inc (b)	44,300	1,185
McCormick & Schmick’s Seafood Restaurant (a)(b)	20,000	241
Starbucks Corp (b)	701,800	11,390

		12,816

Savings & Loans — Thrifts (1.45%)
Washington Federal Inc	827,255	19,697
Washington Mutual Inc	20,600	253

		19,950

Semiconductor Component — Integrated Circuits (0.63%)
Cypress Semiconductor Corp (b)	124,300	3,495
Exar Corp (a)(b)	41,400	349
Linear Technology Corp	138,000	4,825

		8,669

Semiconductor Equipment (0.75%)
Applied Materials Inc	213,600	3,986
Kla-Tencor Corp	89,100	3,892
Novellus Systems Inc (b)	110,300	2,411

		10,289

Steel — Producers (2.32%)
Reliance Steel & Aluminum Co	92,400	5,616
Schnitzer Steel Industries Inc	297,433	26,174

		31,790

Steel Pipe & Tube (0.11%)
Northwest Pipe Co (b)	34,621	1,472

Therapeutics (1.14%)
Amylin Pharmaceuticals Inc (a)(b)	72,700	2,005
CV Therapeutics Inc (a)(b)	207,298	1,897
Dendreon Corp (a)(b)	192,941	1,017
Gilead Sciences Inc (b)	206,694	10,698

		15,617

Toys (0.19%)
Mattel Inc	139,100	2,608

Transactional Software (0.02%)
VeriFone Holdings Inc (a)(b)	21,100	236

Transport — Equipment & Leasing (0.36%)
Greenbrier Cos Inc	218,400	4,969

Transport — Services (1.57%)
Expeditors International Washington Inc	463,340	21,587

Travel Services (0.27%)
Ambassadors Group Inc (a)	193,297	3,762

Ultra Sound Imaging Systems (0.76%)
SonoSite Inc (a)(b)	328,797	10,485

Veterinary Diagnostics (0.64%)
VCA Antech Inc (b)	269,800	8,733

Water (0.27%)
California Water Service Group (a)	94,800	3,669

Web Portals (1.70%)
Google Inc (b)	31,025	17,818
Yahoo! Inc (b)	198,000	5,427

		23,245

Wireless Equipment (0.17%)
Qualcomm Inc	55,100	2,380

Wound, Burn & Skin Care (0.03%)
Obagi Medical Products Inc (b)	51,543	413

TOTAL COMMON STOCKS		$1,348,140

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (9.97%)

Finance — Investment Banker & Broker (8.29%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $114,945,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (d)	$113,712	$113,706

Money Center Banks (1.68%)

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $11,882,000; 2.19%; dated 01/23/09)	11,537	11,536

Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $11,882,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	11,537	11,536

		23,072

TOTAL REPURCHASE AGREEMENTS		$136,778

Total Investments		$1,484,918
Liabilities in Excess of Other Assets, Net — (8.28)%		(113,539)

TOTAL NET ASSETS — 100.00%		$1,371,379

See accompanying notes

318

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	As of April 30, 2008 no longer an affiliated security due to decrease in shares held.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$538,406
Unrealized Depreciation	(37,256)

Net Unrealized Appreciation (Depreciation)	501,150
Cost for federal income tax purposes	983,768
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	27.06%
Consumer, Non-cyclical	18.30%
Industrial	13.40%
Technology	13.14%
Consumer, Cyclical	11.70%
Energy	11.23%
Communications	6.62%
Basic Materials	4.61%
Utilities	2.11%
Funds	0.11%
Liabilities in Excess of Other Assets, Net	(8.28%)

TOTAL NET ASSETS	100.00%

See accompanying notes

319

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Red Lion Hotels Corp	1,206,085	$9,864	—	$—	326,700	$2,765	879,385	$6,372

		$9,864		$—		$2,765		$6,372

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Red Lion Hotels Corp	$—	$-727	$—

	$—	$-727	$—

See accompanying notes

320

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
BOND & MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$10.50		$10.67	$10.63	$10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.25		0.53	0.47	0.15
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		(0.17)	0.04	(0.27)

Total From Investment Operations	(0.27)		0.36	0.51	(0.12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.53)	(0.47)	(0.15)

Total Dividends and Distributions	(0.26)		(0.53)	(0.47)	(0.15)

Net Asset Value, End of Period	$9.97		$10.50	$10.67	$10.63

Total Return(d)	(2.64	)%(e)	3.42%	4.93%	(1.09	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$147,204		$162,637	$168,767	$172,274
Ratio of Expenses to Average Net Assets(f)	0.94	%(g)	0.94%	0.94%	0.94	%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f),(h)	N/A		N/A	0.94%	0.94	%(g)
Ratio of Net Investment Income to Average Net Assets	4.91	%(g)	4.98%	4.42%	3.95	%(g)
Portfolio Turnover Rate	295.1	%(g)	259.1%	274.5%	202.1	%(g),(i)

	2008(a)		2007	2006	2005(b)
BOND & MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period	$10.50		$10.67	$10.64	$10.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22		0.46	0.40	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		(0.17)	0.03	(0.26)

Total From Investment Operations	(0.30)		0.29	0.43	(0.14)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.46)	(0.40)	(0.12)

Total Dividends and Distributions	(0.22)		(0.46)	(0.40)	(0.12)

Net Asset Value, End of Period	$9.98		$10.50	$10.67	$10.64

Total Return(d)	(2.87	)%(e)	2.74%	4.15%	(1.27	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,608		$22,624	$25,384	$28,559
Ratio of Expenses to Average Net Assets(f)	1.60	%(g)	1.60%	1.60%	1.60	%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f),(h)	N/A		N/A	1.60%	1.60	%(g)
Ratio of Net Investment Income to Average Net Assets	4.25	%(g)	4.32%	3.76%	3.30	%(g)
Portfolio Turnover Rate	295.1	%(g)	259.1%	274.5%	202.1	%(g),(i)

	2008(a)		2007(j)
BOND & MORTGAGE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$10.50		$10.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		(0.15)

Total From Investment Operations	(0.31)		0.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.36)

Total Dividends and Distributions	(0.22)		(0.36)

Net Asset Value, End of Period	$9.97		$10.50

Total Return(d)	(3.03	)%(e)	1.92	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,851		$2,445
Ratio of Expenses to Average Net Assets(f)	1.75	%(g)	1.75	%(g)
Ratio of Net Investment Income to Average Net Assets	4.09	%(g)	4.26	%(g)
Portfolio Turnover Rate	295.1	%(g)	259.1%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(i)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

321

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
CALIFORNIA MUNICIPAL FUND
Class A shares
Net Asset Value, Beginning of Period	$10.74		$11.32	$11.24	$11.42	$11.22	$11.35
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.24	(b)	0.47 (b)	0.48	0.48	0.49	0.47
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)		(0.51)	0.22	(0.15)	0.20	(0.06)

Total From Investment Operations	(0.23)		(0.04)	0.70	0.33	0.69	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.47)	(0.48)	(0.48)	(0.49)	(0.47)
Distributions from Realized Gains	—		(0.07)	(0.14)	(0.03)	—	(0.07)

Total Dividends and Distributions	(0.23)		(0.54)	(0.62)	(0.51)	(0.49)	(0.54)

Net Asset Value, End of Period	$10.28		$10.74	$11.32	$11.24	$11.42	$11.22

Total Return(c)	(2.09	)%(d)	(0.37)%	6.45%	2.90%	6.25%	3.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$310,704		$273,618	$264,924	$241,879	$232,239	$252,511
Ratio of Expenses to Average Net Assets	1.08	%(e)	1.18%	0.84%	0.84%	0.85%	0.85%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)(f)	0.83	%(e)	0.82%	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1.08	%(e)	1.18%	0.84%	0.84%	0.85%	0.85%
Ratio of Net Investment Income to Average Net Assets	4.58	%(e)	4.30%	4.26%	4.19%	4.32%	4.14%
Portfolio Turnover Rate	38.6	%(e)	63.7%	29.0%	26.0%	27.0%	34.0%

	2008(a)		2007	2006	2005	2004	2003
CALIFORNIA MUNICIPAL FUND
Class B shares
Net Asset Value, Beginning of Period	$10.74		$11.32	$11.24	$11.42	$11.22	$11.35
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.20	(b)	0.39 (b)	0.39	0.39	0.40	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)		(0.51)	0.22	(0.15)	0.20	(0.06)

Total From Investment Operations	(0.27)		(0.12)	0.61	0.24	0.60	0.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.39)	(0.39)	(0.39)	(0.40)	(0.38)
Distributions from Realized Gains	—		(0.07)	(0.14)	(0.03)	—	(0.07)

Total Dividends and Distributions	(0.19)		(0.46)	(0.53)	(0.42)	(0.40)	(0.45)

Net Asset Value, End of Period	$10.28		$10.74	$11.32	$11.24	$11.42	$11.22

Total Return(c)	(2.47	)%(d)	(1.12)%	5.66%	2.13%	5.47%	2.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$91,908		$84,070	$132,364	$162,534	$195,930	$255,445
Ratio of Expenses to Average Net Assets	1.85	%(e)	1.92%	1.58%	1.59%	1.59%	1.59%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)(f)	1.60	%(e)	1.58%	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1.86	%(e)	1.92%	1.58%	1.59%	1.59%	1.59%
Ratio of Net Investment Income to Average Net Assets	3.81	%(e)	3.53%	3.52%	3.44%	3.58%	3.40%
Portfolio Turnover Rate	38.6	%(e)	63.7%	29.0%	26.0%	27.0%	34.0%

	2008(a)		2007	2006	2005	2004	2003
CALIFORNIA MUNICIPAL FUND
Class C shares
Net Asset Value, Beginning of Period	$10.74		$11.32	$11.24	$11.42	$11.22	$11.35
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19	(b)	0.39 (b)	0.39	0.39	0.40	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.51)	0.22	(0.15)	0.20	(0.06)

Total From Investment Operations	(0.27)		(0.12)	0.61	0.24	0.60	0.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.39)	(0.39)	(0.39)	(0.40)	(0.38)
Distributions from Realized Gains	—		(0.07)	(0.14)	(0.03)	—	(0.07)

Total Dividends and Distributions	(0.19)		(0.46)	(0.53)	(0.42)	(0.40)	(0.45)

Net Asset Value, End of Period	$10.28		$10.74	$11.32	$11.24	$11.42	$11.22

Total Return(c)	(2.47	)%(d)	(1.14)%	5.65%	2.13%	5.46%	2.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,632		$5,127	$4,413	$4,641	$5,275	$8,193
Ratio of Expenses to Average Net Assets	2.04	%(e)	1.95%	1.59%	1.59%	1.60%	1.59%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)(f)	1.79	%(e)	1.59%	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	2.32	%(e)	2.49%	1.59%	1.59%	1.60%	1.59%
Ratio of Net Investment Income to Average Net Assets	3.65	%(e)	3.53%	3.52%	3.44%	3.57%	3.40%
Portfolio Turnover Rate	38.6	%(e)	63.7%	29.0%	26.0%	27.0%	34.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense and fees paid through inverse floater agreements. See “Operating Policies” in notes to financial statements.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

322

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005(b)
DISCIPLINED LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$17.85		$16.07		$14.35	$14.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		0.12		0.11	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		2.13		1.86	0.25

Total From Investment Operations	(1.61)		2.25		1.97	0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.09)		(0.05)	—
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	—

Total Dividends and Distributions	(2.05)		(0.47)		(0.25)	—

Net Asset Value, End of Period	$14.19		$17.85		$16.07	$14.35

Total Return(d)	(9.92	)%(e)	14.31%		13.86%	1.92	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$343,874		$690,007		$95,018	$88,400
Ratio of Expenses to Average Net Assets(f)	0.93	%(g)	0.89%		1.20%	1.11	%(g)
Ratio of Net Investment Income to Average Net Assets	1.13	%(g)	0.74%		0.70%	0.40	%(g)
Portfolio Turnover Rate	117.3	%(g)	101.4	%(h)	92.4%	86.7	%(g),(i)

	2008(a)		2007		2006	2005(b)
DISCIPLINED LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$17.62		$15.94		$14.32	$14.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		(0.05)		(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)		2.11		1.85	0.25

Total From Investment Operations	(1.65)		2.06		1.82	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	—

Total Dividends and Distributions	(1.92)		(0.38)		(0.20)	—

Net Asset Value, End of Period	$14.05		$17.62		$15.94	$14.32

Total Return(d)	(10.28	)%(e)	13.14%		12.82%	1.70	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$44,154		$61,799		$13,117	$14,390
Ratio of Expenses to Average Net Assets(f)	1.94	%(g)	1.91%		2.14%	1.78	%(g)
Ratio of Net Investment Income to Average Net Assets	0.09	%(g)	(0.27)%		(0.22)%	(0.27	)%(g)
Portfolio Turnover Rate	117.3	%(g)	101.4	%(h)	92.4%	86.7	%(g),(i)

	2008(a)		2007(j)
DISCIPLINED LARGECAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$17.71		$16.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)		1.48

Total From Investment Operations	(1.65)		1.45
Less Dividends and Distributions:
Distributions from Realized Gains	(1.92)		—

Total Dividends and Distributions	(1.92)		—

Net Asset Value, End of Period	$14.14		$17.71

Total Return(d)	(10.22	)%(e)	8.92	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,156		$2,480
Ratio of Expenses to Average Net Assets(f)	1.82	%(g)	1.82	%(g)
Ratio of Net Investment Income to Average Net Assets	0.18	%(g)	(0.21	)%(g)
Portfolio Turnover Rate	117.3	%(g)	101.4	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(i)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.09 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

323

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005(b)
DIVERSIFIED INTERNATIONAL FUND
Class A shares
Net Asset Value, Beginning of Period	$17.33		$14.33		$11.43	$10.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.15		0.11	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.11)		4.26		3.28	1.07

Total From Investment Operations	(2.05)		4.41		3.39	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.14)		(0.03)	—
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	—

Total Dividends and Distributions	(2.09)		(1.41)		(0.49)	—

Net Asset Value, End of Period	$13.19		$17.33		$14.33	$11.43

Total Return(d)	(12.30	)%(e)	33.39%		30.57%	10.43	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$491,106		$699,188		$366,675	$291,878
Ratio of Expenses to Average Net Assets(f)	1.32	%(g)	1.30%		1.41%	1.38	%(g)
Ratio of Net Investment Income to Average Net Assets	0.90	%(g)	0.99%		0.84%	0.13	%(g)
Portfolio Turnover Rate	107.0	%(g)	111.3	%(h)	107.5%	202.7	%(g),(i)

	2008(a)		2007		2006	2005(b)
DIVERSIFIED INTERNATIONAL FUND
Class B shares
Net Asset Value, Beginning of Period	$17.21		$14.26		$11.41	$10.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	—		—		0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(2.11)		4.25		3.29	1.08

Total From Investment Operations	(2.11)		4.25		3.31	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.03)		—	—
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	—

Total Dividends and Distributions	(1.97)		(1.30)		(0.46)	—

Net Asset Value, End of Period	$13.13		$17.21		$14.26	$11.41

Total Return(d)	(12.73	)%(e)	32.17%		29.88%	10.24	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$58,898		$74,783		$48,040	$43,285
Ratio of Expenses to Average Net Assets(f)	2.31	%(g)	2.26%		2.10%	1.99	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.05	)%(g)	0.01%		0.14%	(0.48	)%(g)
Portfolio Turnover Rate	107.0	%(g)	111.3	%(h)	107.5%	202.7	%(g),(i)

	2008(a)		2007(j)
DIVERSIFIED INTERNATIONAL FUND
Class C shares
Net Asset Value, Beginning of Period	$17.22		$13.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.12)		3.48

Total From Investment Operations	(2.10)		3.51
Less Dividends and Distributions:
Distributions from Realized Gains	(1.97)		—

Total Dividends and Distributions	(1.97)		—

Net Asset Value, End of Period	$13.15		$17.22

Total Return(d)	(12.66	)%(e)	25.60	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,535		$22,837
Ratio of Expenses to Average Net Assets(f)	2.08	%(g)	2.08	%(g)
Ratio of Net Investment Income to Average Net Assets	0.25	%(g)	0.24	%(g)
Portfolio Turnover Rate	107.0	%(g)	111.3	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(i)	Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(j)	Period from January 17, 2007 date shares first offered, through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.05 per share from January 10, 2007 through January 16, 2007.
See accompanying notes.

324

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004	2003
EQUITY INCOME FUND I
Class A shares
Net Asset Value, Beginning of Period	$23.81		$22.43		$20.07	$17.79	$15.46	$12.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18		0.37		0.33	0.41	0.29	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(2.62)		2.54		3.00	2.25	2.33	2.73

Total From Investment Operations	(2.44)		2.91		3.33	2.66	2.62	3.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.33)		(0.34)	(0.38)	(0.29)	(0.33)
Distributions from Realized Gains	(2.04)		(1.20)		(0.63)	—	—	—

Total Dividends and Distributions	(2.23)		(1.53)		(0.97)	(0.38)	(0.29)	(0.33)

Net Asset Value, End of Period	$19.14		$23.81		$22.43	$20.07	$17.79	$15.46

Total Return(c)	(11.05	)%(d)	13.59%		17.16%	15.06%	17.06%	24.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,234,173		$1,894,426		$1,514,188	$887,828	$438,776	$268,489
Ratio of Expenses to Average Net Assets	0.89	%(e)	0.84%		0.87%	0.90%	0.91%	0.95%
Ratio of Gross Expenses to Average Net Assets(f)	—		0.84%		0.87%	0.90%	0.91%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.79	%(e)	1.60%		1.56%	2.13%	1.74%	2.43%
Portfolio Turnover Rate	94.3	%(e)	85.6	%(g)	81.0%	32.0%	20.0%	18.0%

	2008(a)		2007		2006	2005	2004	2003
EQUITY INCOME FUND I
Class B shares
Net Asset Value, Beginning of Period	$23.62		$22.26		$19.93	$17.67	$15.36	$12.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.17		0.15	0.24	0.14	0.20
Net Realized and Unrealized Gain (Loss) on Investments	(2.60)		2.53		2.98	2.24	2.30	2.71

Total From Investment Operations	(2.51)		2.70		3.13	2.48	2.44	2.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.14)		(0.17)	(0.22)	(0.13)	(0.20)
Distributions from Realized Gains	(2.04)		(1.20)		(0.63)	—	—	—

Total Dividends and Distributions	(2.14)		(1.34)		(0.80)	(0.22)	(0.13)	(0.20)

Net Asset Value, End of Period	$18.97		$23.62		$22.26	$19.93	$17.67	$15.36

Total Return(c)	(11.42	)%(d)	12.68%		16.16%	14.07%	16.04%	23.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$294,437		$391,824		$330,900	$226,390	$144,144	$103,888
Ratio of Expenses to Average Net Assets	1.73	%(e)	1.68%		1.73%	1.78%	1.81%	1.89%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.68%		1.73%	1.78%	1.81%	1.89%
Ratio of Net Investment Income to Average Net Assets	0.96	%(e)	0.76%		0.70%	1.25%	0.84%	1.49%
Portfolio Turnover Rate	94.3	%(e)	85.6	%(g)	81.0%	32.0%	20.0%	18.0%

	2008(a)		2007		2006	2005	2004	2003
EQUITY INCOME FUND I
Class C shares
Net Asset Value, Beginning of Period	$23.42		$22.08		$19.79	$17.57	$15.29	$12.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.19		0.16	0.26	0.16	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(2.57)		2.51		2.96	2.22	2.30	2.68

Total From Investment Operations	(2.47)		2.70		3.12	2.48	2.46	2.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.16)		(0.20)	(0.26)	(0.18)	(0.23)
Distributions from Realized Gains	(2.04)		(1.20)		(0.63)	—	—	—

Total Dividends and Distributions	(2.15)		(1.36)		(0.83)	(0.26)	(0.18)	(0.23)

Net Asset Value, End of Period	$18.80		$23.42		$22.08	$19.79	$17.57	$15.29

Total Return(c)	(11.35	)%(d)	12.72%		16.28%	14.16%	16.16%	23.29%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$226,278		$299,675		$251,685	$128,523	$33,770	$5,973
Ratio of Expenses to Average Net Assets	1.64	%(e)	1.61%		1.64%	1.68%	1.70%	1.78%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.61%		1.64%	1.68%	1.70%	1.78%
Ratio of Net Investment Income to Average Net Assets	1.05	%(e)	0.83%		0.79%	1.35%	0.95%	1.60%
Portfolio Turnover Rate	94.3	%(e)	85.6	%(g)	81.0%	32.0%	20.0%	18.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian credits.

(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
See accompanying notes.

325

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$10.08		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.08		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		0.07

Total From Investment Operations	(1.31)		0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		—

Total Dividends and Distributions	(0.10)		—

Net Asset Value, End of Period	$8.67		$10.08

Total Return(c)	(12.95	)%(d),(e)	0.80	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,515		$2,139
Ratio of Expenses to Average Net Assets(f)	1.45	%(g)	1.45	%(g)
Ratio of Net Investment Income to Average Net Assets	2.02	%(g)	1.31	%(g)
Portfolio Turnover Rate	87.1	%(g)	86.7	%(g)

	2008(a)		2007(b)
GLOBAL REAL ESTATE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$10.07		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.05		—
Net Realized and Unrealized Gain (Loss) on Investments	(1.44)		0.07

Total From Investment Operations	(1.39)		0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		—

Total Dividends and Distributions	(0.08)		—

Net Asset Value, End of Period	$8.60		$10.07

Total Return(c)	(13.84	)%(d)	0.70	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,587		$1,546
Ratio of Expenses to Average Net Assets(f)	2.20	%(g)	2.20	%(g)
Ratio of Net Investment Income to Average Net Assets	1.10	%(g)	0.50	%(g)
Portfolio Turnover Rate	87.1	%(g)	86.7	%(g)

(a)	Six months ended April 30, 2008.

(b)	Period from October 1, 2007, date shares first offered, through October 31, 2007.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	During 2007, the Fund processed a significant (relative to the Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.
See accompanying notes.

326

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$10.06		$10.13	$10.11	$10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22		0.44	0.41	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(0.06)	0.02	(0.25)

Total From Investment Operations	0.09		0.38	0.43	(0.13)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.45)	(0.41)	(0.14)

Total Dividends and Distributions	(0.22)		(0.45)	(0.41)	(0.14)

Net Asset Value, End of Period	$9.93		$10.06	$10.13	$10.11

Total Return(d)	0.83	%(e)	3.84%	4.38%	(1.28	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$185,322		$194,295	$211,705	$244,381
Ratio of Expenses to Average Net Assets	0.88	%(f)	0.88%	0.96%	0.81	%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(g)	N/A		N/A	0.85%	0.77	%(f)
Ratio of Net Investment Income to Average Net Assets	4.32	%(f)	4.39%	4.03%	3.35	%(f)
Portfolio Turnover Rate	281.2	%(f)	261.5%	271.5%	542.3	%(f),(h)

	2008(a)		2007	2006	2005(b)
GOVERNMENT & HIGH QUALITY BOND FUND
Class B shares
Net Asset Value, Beginning of Period	$10.06		$10.13	$10.11	$10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17		0.35	0.32	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(0.06)	0.02	(0.26)

Total From Investment Operations	0.04		0.29	0.34	(0.17)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)		(0.36)	(0.32)	(0.10)

Total Dividends and Distributions	(0.17)		(0.36)	(0.32)	(0.10)

Net Asset Value, End of Period	$9.93		$10.06	$10.13	$10.11

Total Return(d)	0.39	%(e)	2.94%	3.48%	(1.62	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,399		$33,667	$38,018	$47,116
Ratio of Expenses to Average Net Assets	1.78	%(f)	1.78%	1.79%	1.74	%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(g)	N/A		N/A	1.68%	1.69	%(f)
Ratio of Net Investment Income to Average Net Assets	3.42	%(f)	3.49%	3.19%	2.42	%(f)
Portfolio Turnover Rate	281.2	%(f)	261.5%	271.5%	542.3	%(f),(h)

	2008(a)		2007(i)
GOVERNMENT & HIGH QUALITY BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$10.07		$10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18		0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)		(0.04)

Total From Investment Operations	0.03		0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.30)

Total Dividends and Distributions	(0.18)		(0.30)

Redemption fees	0.02		–

Net Asset Value, End of Period	$9.94		$10.07

Total Return(d)	0.44	%(e)	2.56	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,980		$1,506
Ratio of Expenses to Average Net Assets(j)	1.65	%(f)	1.65	%(f)
Ratio of Net Investment Income to Average Net Assets	3.60	%(f)	3.63	%(f)
Portfolio Turnover Rate	281.2	%(f)	261.5%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(h)	Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Income Fund, Inc.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.03 per share from January 10, 2007, through January 16, 2007.

(j)	Reflects Manager’s contractual expense limit.
See accompanying notes.

327

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
HIGH YIELD FUND II
Class A shares
Net Asset Value, Beginning of Period	$8.75		$8.79	$8.23	$8.28	$7.88	$6.63
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.29	(b)	0.59 (b)	0.61	0.56	0.58	0.61 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)		0.21	0.55	(0.03)	0.43	1.31

Total From Investment Operations	—		0.80	1.16	0.53	1.01	1.92
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)		(0.66)	(0.60)	(0.58)	(0.61)	(0.67)
Distributions from Realized Gains	(0.24)		(0.18)	—	—	—	—

Total Dividends and Distributions	(0.58)		(0.84)	(0.60)	(0.58)	(0.61)	(0.67)

Net Asset Value, End of Period	$8.17		$8.75	$8.79	$8.23	$8.28	$7.88

Total Return(c)	0.04	%(d)	9.63%	14.63%	6.56%	13.23%	30.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$834,080		$809,318	$422,747	$111,164	$85,190	$48,618
Ratio of Expenses to Average Net Assets	0.89	%(e)	0.85%	0.90%	0.92%	0.93%	0.97%
Ratio of Gross Expenses to Average Net Assets(f)	—		0.85%	0.90%	0.92%	0.93%	0.97%
Ratio of Net Investment Income to Average Net Assets	7.20	%(e)	6.74%	7.31%	6.76%	7.11%	8.24%
Portfolio Turnover Rate	40.7	%(e)	47.4%	85.0%	94.0%	82.0%	61.0%

	2008(a)		2007	2006	2005	2004	2003
HIGH YIELD FUND II
Class B shares
Net Asset Value, Beginning of Period	$8.80		$8.83	$8.27	$8.32	$7.91	$6.66
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.26	(b)	0.52 (b)	0.55	0.50	0.52	0.56 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		0.22	0.55	(0.03)	0.44	1.31

Total From Investment Operations	(0.05)		0.74	1.10	0.47	0.96	1.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		(0.59)	(0.54)	(0.52)	(0.55)	(0.62)
Distributions from Realized Gains	(0.24)		(0.18)	—	—	—	—

Total Dividends and Distributions	(0.54)		(0.77)	(0.54)	(0.52)	(0.55)	(0.62)

Net Asset Value, End of Period	$8.21		$8.80	$8.83	$8.27	$8.32	$7.91

Total Return(c)	(0.50	)%(d)	8.82%	13.72%	5.75%	12.50%	29.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,122		$82,104	$83,143	$73,667	$80,036	$83,665
Ratio of Expenses to Average Net Assets	1.69	%(e)	1.65%	1.66%	1.68%	1.69%	1.73%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.68%	1.66%	1.68%	1.69%	1.73%
Ratio of Net Investment Income to Average Net Assets	6.40	%(e)	5.95%	6.55%	6.00%	6.35%	7.48%
Portfolio Turnover Rate	40.7	%(e)	47.4%	85.0%	94.0%	82.0%	61.0%

	2008(a)		2007	2006	2005	2004	2003
HIGH YIELD FUND II
Class C shares
Net Asset Value, Beginning of Period	$8.79		$8.83	$8.27	$8.32	$7.91	$6.67
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.26	(b)	0.52 (b)	0.55	0.50	0.52	0.56 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.30)		0.22	0.55	(0.03)	0.44	1.30

Total From Investment Operations	(0.04)		0.74	1.10	0.47	0.96	1.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		(0.60)	(0.54)	(0.52)	(0.55)	(0.62)
Distributions from Realized Gains	(0.24)		(0.18)	—	—	—	—

Total Dividends and Distributions	(0.54)		(0.78)	(0.54)	(0.52)	(0.55)	(0.62)

Net Asset Value, End of Period	$8.21		$8.79	$8.83	$8.27	$8.32	$7.91

Total Return(c)	(0.36	)%(d)	8.76%	13.74%	5.77%	12.51%	29.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$140,270		$139,417	$76,883	$38,475	$33,318	$24,540
Ratio of Expenses to Average Net Assets	1.66	%(e)	1.63%	1.65%	1.66%	1.68%	1.71%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.63%	1.65%	1.66%	1.68%	1.71%
Ratio of Net Investment Income to Average Net Assets	6.43	%(e)	5.97%	6.56%	6.02%	6.36%	7.50%
Portfolio Turnover Rate	40.7	%(e)	47.4%	85.0%	94.0%	82.0%	61.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

328

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
INCOME FUND
Class A shares
Net Asset Value, Beginning of Period	$8.99		$9.09	$9.05	$9.46	$9.35	$9.02
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23	(b)	0.46 (b)	0.48	0.45	0.46	0.51
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.06)	0.05	(0.38)	0.15	0.38

Total From Investment Operations	0.27		0.40	0.53	0.07	0.61	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.50)	(0.49)	(0.48)	(0.50)	(0.56)

Total Dividends and Distributions	(0.24)		(0.50)	(0.49)	(0.48)	(0.50)	(0.56)

Net Asset Value, End of Period	$9.02		$8.99	$9.09	$9.05	$9.46	$9.35

Total Return(c)	3.00	%(d)	4.47%	6.02%	0.75%	6.68%	10.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$158,011		$145,964	$143,590	$147,521	$147,695	$153,654
Ratio of Expenses to Average Net Assets	0.90	%(e)	0.90%	0.89%	0.91%	0.92%	0.94%
Ratio of Gross Expenses to Average Net Assets(f)	—		0.90%	0.89%	0.91%	0.92%	0.94%
Ratio of Net Investment Income to Average Net Assets	5.14	%(e)	5.13%	5.27%	4.83%	4.90%	5.42%
Portfolio Turnover Rate	11.1	%(e)	15.2%	26.0%	20.0%	24.0%	33.0%

	2008(a)		2007	2006	2005	2004	2003
INCOME FUND
Class B shares
Net Asset Value, Beginning of Period	$9.02		$9.12	$9.08	$9.49	$9.37	$9.04
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.20	(b)	0.40 (b)	0.41	0.38	0.39	0.44
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.07)	0.05	(0.38)	0.16	0.38

Total From Investment Operations	0.24		0.33	0.46	—	0.55	0.82
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.43)	(0.42)	(0.41)	(0.43)	(0.49)

Total Dividends and Distributions	(0.21)		(0.43)	(0.42)	(0.41)	(0.43)	(0.49)

Net Asset Value, End of Period	$9.05		$9.02	$9.12	$9.08	$9.49	$9.37

Total Return(c)	2.62	%(d)	3.69%	5.23%	0.02%	6.03%	9.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$73,323		$77,832	$99,751	$128,067	$152,065	$194,396
Ratio of Expenses to Average Net Assets	1.64	%(e)	1.65%	1.65%	1.65%	1.65%	1.65%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.66%	1.65%	1.65%	1.65%	1.65%
Ratio of Net Investment Income to Average Net Assets	4.40	%(e)	4.38%	4.51%	4.09%	4.17%	4.71%
Portfolio Turnover Rate	11.1	%(e)	15.2%	26.0%	20.0%	24.0%	33.0%

	2008(a)		2007	2006	2005	2004	2003
INCOME FUND
Class C shares
Net Asset Value, Beginning of Period	$9.02		$9.12	$9.08	$9.49	$9.37	$9.04
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.20	(b)	0.40 (b)	0.41	0.38	0.39	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.03		(0.07)	0.05	(0.38)	0.16	0.38

Total From Investment Operations	0.23		0.33	0.46	—	0.55	0.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)		(0.43)	(0.42)	(0.41)	(0.43)	(0.50)

Total Dividends and Distributions	(0.20)		(0.43)	(0.42)	(0.41)	(0.43)	(0.50)

Net Asset Value, End of Period	$9.05		$9.02	$9.12	$9.08	$9.49	$9.37

Total Return(c)	2.61	%(d)	3.71%	5.23%	0.01%	6.02%	9.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,597		$12,107	$10,412	$10,761	$11,580	$15,274
Ratio of Expenses to Average Net Assets	1.65	%(e)	1.65%	1.64%	1.66%	1.65%	1.63%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.84%	1.64%	1.66%	1.65%	1.63%
Ratio of Net Investment Income to Average Net Assets	4.39	%(e)	4.37%	4.52%	4.08%	4.17%	4.73%
Portfolio Turnover Rate	11.1	%(e)	15.2%	26.0%	20.0%	24.0%	33.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

329

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Class A shares
Net Asset Value, Beginning of Period	$9.53		$9.67	$9.85	$10.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.41	0.54	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		(0.14)	(0.21)	(0.32)

Total From Investment Operations	(0.15)		0.27	0.33	(0.11)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.62)		(0.41)	(0.50)	(0.17)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.62)		(0.41)	(0.51)	(0.17)

Net Asset Value, End of Period	$8.76		$9.53	$9.67	$9.85

Total Return(d)	(1.78	)%(e)	2.88%	3.38%	(1.09	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,218		$4,223	$3,851	$1,508
Ratio of Expenses to Average Net Assets(f)	0.90	%(g)	0.90%	0.95%	1.10	%(g)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f),(h)	N/A		N/A	0.95%	1.10	%(g)
Ratio of Net Investment Income to Average Net Assets	4.55	%(g)	4.34%	5.57%	6.26	%(g)
Portfolio Turnover Rate	24.9	%(g)	88.2%	51.4%	45.5	%(g)

	2008(a)		2007(i)
INFLATION PROTECTION FUND
Class C shares
Net Asset Value, Beginning of Period	$9.56		$9.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18		0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		0.07

Total From Investment Operations	(0.19)		0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.59)		(0.30)

Total Dividends and Distributions	(0.59)		(0.30)

Net Asset Value, End of Period	$8.78		$9.56

Total Return(d)	(2.25	)%(e)	4.00	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,839		$838
Ratio of Expenses to Average Net Assets(f)	1.65	%(g)	1.65	%(g)
Ratio of Net Investment Income to Average Net Assets	3.87	%(g)	4.06	%(g)
Portfolio Turnover Rate	24.9	%(g)	88.2%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.05 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

330

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
Net Asset Value, Beginning of Period	$39.50		$24.63	$19.43	$17.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.25	0.14	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(4.76)		16.45	7.04	2.05

Total From Investment Operations	(4.72)		16.70	7.18	2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.08)	(0.05)	—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	—

Total Dividends and Distributions	(5.79)		(1.83)	(1.98)	—

Net Asset Value, End of Period	$28.99		$39.50	$24.63	$19.43

Total Return(d)	(12.58	)%(e)	72.31%	39.48%	12.18	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$216,193		$225,132	$83,566	$55,053
Ratio of Expenses to Average Net Assets	1.70	%(f)	1.74%	1.98%	1.98	%(f)
Ratio of Net Investment Income to Average Net Assets	0.29	%(f)	0.86%	0.63%	0.91	%(f)
Portfolio Turnover Rate	125.8	%(f)	141.6%	134.0%	181.2	%(f),(g)

	2008(a)		2007	2006	2005(b)
INTERNATIONAL EMERGING MARKETS FUND
Class B shares
Net Asset Value, Beginning of Period	$38.83		$24.37	$19.34	$17.32
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.10)		—	(0.04)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(4.70)		16.21	7.00	2.05

Total From Investment Operations	(4.80)		16.21	6.96	2.02
Less Dividends and Distributions:
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	—

Total Dividends and Distributions	(5.69)		(1.75)	(1.93)	—

Net Asset Value, End of Period	$28.34		$38.83	$24.37	$19.34

Total Return(d)	(13.03	)%(e)	70.81%	38.41%	11.66	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$29,614		$33,457	$14,597	$9,520
Ratio of Expenses to Average Net Assets	2.61	%(f)	2.62%	2.81%	3.38	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.66	)%(f)	(0.01)%	(0.16)%	(0.48	)%(f)
Portfolio Turnover Rate	125.8	%(f)	141.6%	134.0%	181.2	%(f),(g)

	2008(a)		2007(h)
INTERNATIONAL EMERGING MARKETS FUND
Class C shares
Net Asset Value, Beginning of Period	$39.30		$25.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.11)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(4.78)		13.99

Total From Investment Operations	(4.89)		13.98
Less Dividends and Distributions:
Distributions from Realized Gains	(5.69)		—

Total Dividends and Distributions	(5.69)		—

Redemption fees	—		0.01

Net Asset Value, End of Period	$28.72		$39.30

Total Return(d)	(13.09	)%(e)	55.43	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,216		$10,276
Ratio of Expenses to Average Net Assets(i)	2.80	%(f)	2.80	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.78	)%(f)	(0.01	)%(f)
Portfolio Turnover Rate	125.8	%(f)	141.6%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.75 per share from January 10, 2007, through January 16, 2007.

(i)	Reflects Manager’s contractual expense limit.
See accompanying notes.

331

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
INTERNATIONAL GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$15.53		$15.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.08		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.96)		0.54

Total From Investment Operations	(1.88)		0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		—
Distributions from Realized Gains	(1.22)		—

Total Dividends and Distributions	(1.25)		—

Redemption fees	0.01		—

Net Asset Value, End of Period	$12.41		$15.53

Total Return(c)	(12.63	)%(d)	3.53	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,683		$375
Ratio of Expenses to Average Net Assets (f)	1.60	%(e)	1.60	%(e)
Ratio of Net Investment Income to Average Net Assets	1.24	%(e)	(0.47	)%(e)
Portfolio Turnover Rate	148.6	%(e)	129.4	%(e)

	2008(a)		2007(b)
INTERNATIONAL GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$15.52		$15.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.03		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.96)		0.54

Total From Investment Operations	(1.93)		0.52
Less Dividends and Distributions:
Distributions from Realized Gains	(1.22)		—

Total Dividends and Distributions	(1.22)		—

Net Asset Value, End of Period	$12.37		$15.52

Total Return(c)	(13.04	)%(d)	3.47	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$381		$22
Ratio of Expenses to Average Net Assets (f)	2.35	%(e)	2.35	%(e)
Ratio of Net Investment Income to Average Net Assets	0.51	%(e)	(1.36	)%(e)
Portfolio Turnover Rate	148.6	%(e)	129.4	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from October 1, 2007, date shares first offered, through October 31, 2007.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Reflects Manager’s contractual expense limit.
See accompanying notes.

332

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005(b)
LARGECAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$9.96		$7.78		$7.09	$6.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		(0.01)		—	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)		2.30		0.69	0.31

Total From Investment Operations	(1.00)		2.29		0.69	0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.01)		—	—
Distributions from Realized Gains	(0.17)		(0.10)		—	—

Total Dividends and Distributions	(0.17)		(0.11)		—	—

Net Asset Value, End of Period	$8.79		$9.96		$7.78	$7.09

Total Return(d)	(10.20	)%(e)	29.78%		9.73%	4.42	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$463,473		$535,659		$280,969	$270,930
Ratio of Expenses to Average Net Assets(f)	1.16	%(g)	1.19%		1.13%	1.01	%(g)
Ratio of Net Investment Income to Average Net Assets	0.14	%(g)	(0.09)%		0.06%	(0.24	)%(g)
Portfolio Turnover Rate	73.7	%(g)	113.1	%(h)	93.5%	169.0	%(g),(i)

	2008(a)		2007		2006	2005(b)
LARGECAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period	$9.76		$7.69		$7.07	$6.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.09)		(0.06)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)		2.26		0.68	0.30

Total From Investment Operations	(1.02)		2.17		0.62	0.28
Less Dividends and Distributions:
Distributions from Realized Gains	(0.17)		(0.10)		—	—

Total Dividends and Distributions	(0.17)		(0.10)		—	—

Net Asset Value, End of Period	$8.57		$9.76		$7.69	$7.07

Total Return(d)	(10.62	)%(e)	28.52%		8.77%	4.12	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$60,941		$94,254		$28,890	$35,551
Ratio of Expenses to Average Net Assets(f)	2.12	%(g)	2.12%		2.03%	1.73	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.79	)%(g)	(1.06)%		(0.85)%	(0.96	)%(g)
Portfolio Turnover Rate	73.7	%(g)	113.1	%(h)	93.5%	169.0	%(g),(i)

	2008(a)		2007(j)
LARGECAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$9.90		$8.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		1.82

Total From Investment Operations	(1.03)		1.75
Less Dividends and Distributions:
Distributions from Realized Gains	(0.17)		—

Total Dividends and Distributions	(0.17)		—

Net Asset Value, End of Period	$8.70		$9.90

Total Return(d)	(10.57	)%(e)	21.47	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,149		$8,037
Ratio of Expenses to Average Net Assets(f)	2.01	%(g)	2.03	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.78	)%(g)	(1.06	)%(g)
Portfolio Turnover Rate	73.7	%(g)	113.1	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(i)	Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

333

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
LARGECAP S&P 500 INDEX FUND
Class A shares
Net Asset Value, Beginning of Period	$11.06		$9.86	$8.66	$8.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07		0.14	0.12	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)		1.21	1.22	0.04

Total From Investment Operations	(1.08)		1.35	1.34	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.12)	(0.10)	—
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	—

Total Dividends and Distributions	(0.26)		(0.15)	(0.14)	—

Net Asset Value, End of Period	$9.72		$11.06	$9.86	$8.66

Total Return(d)	(9.97	)%(e)	13.86%	15.54%	0.81	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$76,906		$90,317	$78,995	$72,994
Ratio of Expenses to Average Net Assets	0.64	%(f)	0.66%	0.67%	0.64	%(f)
Ratio of Net Investment Income to Average Net Assets	1.53	%(f)	1.34%	1.31%	1 .03	%(f)
Portfolio Turnover Rate	3.9	%(f)	5.6%	3.7%	11.5	%(f),(g)

	2008(a)		2007(h)
LARGECAP S&P 500 INDEX FUND
Class C shares
Net Asset Value, Beginning of Period	$10.99		$10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		0.82

Total From Investment Operations	(1.10)		0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		—
Distributions from Realized Gains	(0.12)		—

Total Dividends and Distributions	(0.19)		—

Net Asset Value, End of Period	$9.70		$10.99

Total Return(d)	(10.15	)%(e)	8.60	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,933		$2,691
Ratio of Expenses to Average Net Assets(i)	1.30	%(f)	1.30	%(f)
Ratio of Net Investment Income to Average Net Assets	0.84	%(f)	0.56	%(f)
Portfolio Turnover Rate	3.9	%(f)	5.6%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.12 per share from January 10, 2007, through January 16, 2007.

(i)	Reflects Manager’s contractual expense limit.
See accompanying notes.

334

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$13.53		$13.11	$11.34	$11.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10		0.19	0.18	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.27)		1.00	1.98	(0.02)

Total From Investment Operations	(1.17)		1.19	2.16	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)		(0.17)	(0.10)	—
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	—

Total Dividends and Distributions	(1.20)		(0.77)	(0.39)	—

Net Asset Value, End of Period	$11.16		$13.53	$13.11	$11.34

Total Return(d)	(9.20	)%(e)	9.47%	19.53%	0.27	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$257,138		$298,926	$295,285	$281,278
Ratio of Expenses to Average Net Assets	0.95	%(f)	0.94%	0.90%	0.80	%(f)
Ratio of Net Investment Income to Average Net Assets	1.76	%(f)	1.41%	1.50%	1.18	%(f)
Portfolio Turnover Rate	123.3	%(f)	100.3%	92.8%	181.1	%(f),(g)

	2008(a)		2007	2006	2005(b)
LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$13.42		$13.00	$11.33	$11.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.04	0.06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.27)		1.01	1.96	(0.01)

Total From Investment Operations	(1.23)		1.05	2.02	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.03)	(0.06)	—
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	—

Total Dividends and Distributions	(1.07)		(0.63)	(0.35)	—

Net Asset Value, End of Period	$11.12		$13.42	$13.00	$11.33

Total Return(d)	(9.68	)%(e)	8.37%	18.18%	0.18	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,776		$20,306	$23,025	$24,515
Ratio of Expenses to Average Net Assets	2.04	%(f)	2.01%	1.88%	1.22	%(f)
Ratio of Net Investment Income to Average Net Assets	0.68	%(f)	0.34%	0.52%	0.77	%(f)
Portfolio Turnover Rate	123.3	%(f)	100.3%	92.8%	181.1	%(f),(g)

	2008(a)		2007(h)
LARGECAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$13.44		$12.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		0.59

Total From Investment Operations	(1.19)		0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		—
Distributions from Realized Gains	(1.04)		—

Total Dividends and Distributions	(1.11)		—

Net Asset Value, End of Period	$11.14		$13.44

Total Return(d)	(9.37	)%(e)	5.00	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,314		$1,043
Ratio of Expenses to Average Net Assets(i)	1.70	%(f)	1.79	%(f)
Ratio of Net Investment Income to Average Net Assets	0.93	%(f)	0.44	%(f)
Portfolio Turnover Rate	123.3	%(f)	100.3%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.13 per share from January 10, 2007, through January 16, 2007.

(i)	Reflects Manager’s contractual expense limit.
See accompanying notes.

335

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
MIDCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$15.97		$14.89	$13.78	$13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	—		0.01	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		2.52	1.81	0.49

Total From Investment Operations	(0.96)		2.53	1.85	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.03)	(0.03)	—
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	—

Total Dividends and Distributions	(1.48)		(1.45)	(0.74)	—

Net Asset Value, End of Period	$13.53		$15.97	$14.89	$13.78

Total Return(d)	(6.37	)%(e)	18.27%	13.87%	3.77	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$533,221		$596,568	$549,528	$517,870
Ratio of Expenses to Average Net Assets(f)	1.02	%(g)	1.02%	1.02%	1.02	%(g)
Ratio of Net Investment Income to Average Net Assets	0.05	%(g)	0.03%	0.28%	0.21	%(g)
Portfolio Turnover Rate	24.2	%(g)	30.6%	43.4%	133.8	%(g),(h)

	2008(a)		2007	2006	2005(b)
MIDCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$15.92		$14.86	$13.76	$13.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.04)	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		2.52	1.81	0.48

Total From Investment Operations	(0.98)		2.48	1.81	0.48
Less Dividends and Distributions:
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	—

Total Dividends and Distributions	(1.48)		(1.42)	(0.71)	—

Net Asset Value, End of Period	$13.46		$15.92	$14.86	$13.76

Total Return(d)	(6.53	)%(e)	17.93%	13.60%	3.61	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,032		$69,393	$68,090	$71,900
Ratio of Expenses to Average Net Assets(f)	1.32	%(g)	1.32%	1.32%	1.32	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.25	)%(g)	(0.26)%	(0.02)%	(0.09	)%(g)
Portfolio Turnover Rate	24.2	%(g)	30.6%	43.4%	133.8	%(g),(h)

	2008(a)		2007(i)
MIDCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$15.86		$14.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)		(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		1.78

Total From Investment Operations	(1.02)		1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(1.48)		—

Total Dividends and Distributions	(1.48)		—

Net Asset Value, End of Period	$13.36		$15.86

Total Return(d)	(6.82	)%(e)	11.69	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,416		$3,914
Ratio of Expenses to Average Net Assets(f)	1.95	%(g)	1.95	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.88	)%(g)	(0.98	)%(g)
Portfolio Turnover Rate	24.2	%(g)	30.6%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, January 16, 2007.
See accompanying notes. 336

336

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
MIDCAP STOCK FUND
Class A shares
Net Asset Value, Beginning of Period	$20.55		$20.86	$19.23	$17.06	$15.34	$12.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.15	0.10	0.24	0.02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.86)		0.62	3.02	2.56	1.75	2.94

Total From Investment Operations	(1.78)		0.77	3.12	2.80	1.77	2.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)		(0.11)	(0.26)	(0.03)	(0.01)	—
Distributions from Realized Gains	(2.77)		(0.97)	(1.23)	(0.60)	(0.04)	—

Total Dividends and Distributions	(2.94)		(1.08)	(1.49)	(0.63)	(0.05)	—

Net Asset Value, End of Period	$15.83		$20.55	$20.86	$19.23	$17.06	$15.34

Total Return(c)	(9.39	)%(d)	3.62%	17.12%	16.75%	11.57%	23.81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$61,547		$252,198	$215,201	$93,180	$59,491	$38,676
Ratio of Expenses to Average Net Assets	1.17	%(e)	1.08%	1.09%	1.12%	1.14%	1.16%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.08%	1.09%	1.12%	1.14%	1.16%
Ratio of Net Investment Income to Average Net Assets	0.93	%(e)	0.70%	0.53%	1.32%	0.12%	0.07%
Portfolio Turnover Rate	26.3	%(e)	25.8%	22.0%	28.0%	23.0%	28.0%

	2008(a)		2007	2006	2005	2004	2003
MIDCAP STOCK FUND
Class B shares
Net Asset Value, Beginning of Period	$19.23		$19.66	$18.23	$16.33	$14.82	$12.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.05)	(0.09)	0.06	(0.14)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		0.59	2.85	2.44	1.69	2.86

Total From Investment Operations	(1.74)		0.54	2.76	2.50	1.55	2.73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		—	(0.10)	—	—	—
Distributions from Realized Gains	(2.77)		(0.97)	(1.23)	(0.60)	(0.04)	—

Total Dividends and Distributions	(2.80)		(0.97)	(1.33)	(0.60)	(0.04)	—

Net Asset Value, End of Period	$14.69		$19.23	$19.66	$18.23	$16.33	$14.82

Total Return(c)	(9.89	)%(d)	2.63%	15.95%	15.63%	10.54%	22.50%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,771		$29,395	$30,663	$24,218	$19,958	$17,405
Ratio of Expenses to Average Net Assets	2.17	%(e)	2.06%	2.07%	2.11%	2.12%	2.24%
Ratio of Gross Expenses to Average Net Assets(f)	—		2.10%	2.07%	2.11%	2.12%	2.24%
Ratio of Net Investment Income to Average Net Assets	(0.18	)%(e)	(0.26)%	(0.45)%	0.33%	(0.86)%	(1.01)%
Portfolio Turnover Rate	26.3	%(e)	25.8%	22.0%	28.0%	23.0%	28.0%

	2008(a)		2007	2006	2005	2004	2003
MIDCAP STOCK FUND
Class C shares
Net Asset Value, Beginning of Period	$19.25		$19.66	$18.28	$16.36	$14.83	$12.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)	(0.06)	0.08	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(1.72)		0.59	2.85	2.44	1.70	2.85

Total From Investment Operations	(1.73)		0.56	2.79	2.52	1.57	2.73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		—	(0.18)	—	—	—
Distributions from Realized Gains	(2.77)		(0.97)	(1.23)	(0.60)	(0.04)	—

Total Dividends and Distributions	(2.81)		(0.97)	(1.41)	(0.60)	(0.04)	—

Net Asset Value, End of Period	$14.71		$19.25	$19.66	$18.28	$16.36	$14.83

Total Return(c)	(9.79	)%(d)	2.74%	16.09%	15.73%	10.60%	22.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,999		$10,380	$8,051	$4,303	$1,769	$550
Ratio of Expenses to Average Net Assets	2.12	%(e)	1.95%	1.95%	1.99%	2.04%	2.15%
Ratio of Gross Expenses to Average Net Assets(f)	—		2.18%	1.95%	1.99%	2.04%	2.15%
Ratio of Net Investment Income to Average Net Assets	(0.12	)%(e)	(0.16)%	(0.33)%	0.45%	(0.79)%	(0.92)%
Portfolio Turnover Rate	26.3	%(e)	25.8%	22.0%	28.0%	23.0%	28.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

337

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
MONEY MARKET FUND
Class A shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		0.05	0.04	0.01

Total From Investment Operations	0.02		0.05	0.04	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00

Total Return(d)	1.89	%(e)	5.02%	4.41%	1.02	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,069,124		$1,953,474	$431,696	$344,589
Ratio of Expenses to Average Net Assets(f)	0.46	%(g)	0.44%	0.54%	0.60	%(g)
Ratio of Net Investment Income to Average Net Assets	3.74	%(g)	4.91%	4.35%	2.95	%(g)

	2008(a)		2007	2006	2005(b)
MONEY MARKET FUND
Class B shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		0.04	0.03	0.01

Total From Investment Operations	0.01		0.04	0.03	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.04)	(0.03)	(0.01)

Total Dividends and Distributions	(0.01)		(0.04)	(0.03)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00

Total Return(d)	1.34	%(e)	4.04%	2.90%	0.59	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$47,459		$33,265	$2,976	$3,099
Ratio of Expenses to Average Net Assets(f)	1.56	%(g)	1.41%	1.98%	1.87	%(g)
Ratio of Net Investment Income to Average Net Assets	2.57	%(g)	3.95%	2.90%	1.67	%(g)

	2008(a)		2007(h)
MONEY MARKET FUND
Class C shares
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		0.03

Total From Investment Operations	0.01		0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.03)

Total Dividends and Distributions	(0.01)		(0.03)

Net Asset Value, End of Period	$1.00		$1.00

Total Return(d)	1.38	%(e)	2.94	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,457		$11,214
Ratio of Expenses to Average Net Assets(f)	1.45	%(g)	1.70	%(g)
Ratio of Net Investment Income to Average Net Assets	2.64	%(g)	3.67%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Period from January 16, 2007, date shares first offered, through October 31, 2007.
See accompanying notes.

338

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
MORTGAGE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$10.54		$10.54	$10.53	$10.88	$10.89	$11.19
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.23	(b)	0.47 (b)	0.44	0.41 (b)	0.40 (b)	0.40 (b)
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.01	0.04	(0.30)	0.05	(0.19)

Total From Investment Operations	0.35		0.48	0.48	0.11	0.45	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.48)	(0.47)	(0.46)	(0.46)	(0.51)

Total Dividends and Distributions	(0.25)		(0.48)	(0.47)	(0.46)	(0.46)	(0.51)

Net Asset Value, End of Period	$10.64		$10.54	$10.54	$10.53	$10.88	$10.89

Total Return(c)	3.34	%(d)	4.65%	4.74%	1.02%	4.26%	1.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$87,488		$90,167	$98,110	$120,615	$134,896	$176,859
Ratio of Expenses to Average Net Assets	0.91	%(e)	0.91%	0.91%	0.92%	0.93%	0.93%
Ratio of Gross Expenses to Average Net Assets(f)	—		0.93%	0.91%	0.92%	0.93%	0.93%
Ratio of Net Investment Income to Average Net Assets	4.37	%(e)	4.45%	4.25%	3.84%	3.64%	3.59%
Portfolio Turnover Rate	4.4	%(e)	13.6%	13.0%	34.0%	30.0%	62.0%

	2008(a)		2007	2006	2005	2004	2003
MORTGAGE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period	$10.53		$10.54	$10.52	$10.87	$10.88	$11.18
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19	(b)	0.39 (b)	0.37	0.33 (b)	0.32 (b)	0.32 (b)
Net Realized and Unrealized Gain (Loss) on Investments	0.13		—	0.05	(0.30)	0.05	(0.19)

Total From Investment Operations	0.32		0.39	0.42	0.03	0.37	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.40)	(0.40)	(0.38)	(0.38)	(0.43)

Total Dividends and Distributions	(0.21)		(0.40)	(0.40)	(0.38)	(0.38)	(0.43)

Net Asset Value, End of Period	$10.64		$10.53	$10.54	$10.52	$10.87	$10.88

Total Return(c)	3.07	%(d)	3.78%	4.06%	0.28%	3.50%	1.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$49,302		$58,227	$85,761	$122,147	$157,900	$251,153
Ratio of Expenses to Average Net Assets	1.65	%(e)	1.66%	1.66%	1.65%	1.65%	1.66%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.68%	1.66%	1.65%	1.65%	1.66%
Ratio of Net Investment Income to Average Net Assets	3.64	%(e)	3.72%	3.50%	3.11%	2.92%	2.86%
Portfolio Turnover Rate	4.4	%(e)	13.6%	13.0%	34.0%	30.0%	62.0%

	2008(a)		2007	2006	2005	2004	2003
MORTGAGE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$10.52		$10.53	$10.51	$10.86	$10.87	$11.18
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.19	(b)	0.39 (b)	0.37	0.33 (b)	0.32 (b)	0.32 (b)
Net Realized and Unrealized Gain (Loss) on Investments	0.12		0.01	0.05	(0.30)	0.05	(0.20)

Total From Investment Operations	0.31		0.40	0.42	0.03	0.37	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.41)	(0.40)	(0.38)	(0.38)	(0.43)

Total Dividends and Distributions	(0.21)		(0.41)	(0.40)	(0.38)	(0.38)	(0.43)

Net Asset Value, End of Period	$10.62		$10.52	$10.53	$10.51	$10.86	$10.87

Total Return(c)	2.99	%(d)	3.92%	4.00%	0.29%	3.53%	1.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,897		$7,273	$7,964	$6,775	$6,279	$13,354
Ratio of Expenses to Average Net Assets	1.63	%(e)	1.63%	1.63%	1.64%	1.64%	1.64%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.93%	1.63%	1.64%	1.64%	1.64%
Ratio of Net Investment Income to Average Net Assets	3.66	%(e)	3.74%	3.53%	3.12%	2.93%	2.88%
Portfolio Turnover Rate	4.4	%(e)	13.6%	13.0%	34.0%	30.0%	62.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

339

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$12.45		$11.41	$10.35	$10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.03		0.04	0.05	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		1.61	1.47	0.05

Total From Investment Operations	(1.11)		1.65	1.52	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.04)	(0.02)	—
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	—

Total Dividends and Distributions	(1.07)		(0.61)	(0.46)	—

Net Asset Value, End of Period	$10.27		$12.45	$11.41	$10.35

Total Return(d)	(9.37	)%(e)	15.07%	15.08%	0.49	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$58,585		$68,879	$59,400	$52,211
Ratio of Expenses to Average Net Assets	1.37	%(f)	1.40%	1.40%	1.44	%(f)
Ratio of Net Investment Income to Average Net Assets	0.50	%(f)	0.32%	0.45%	(0.01	)%(f)
Portfolio Turnover Rate	54.6	%(f)	53.2%	52.1%	51.8	%(f),(g)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$12.33		$11.33	$10.32	$10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)		(0.04)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		1.61	1.47	0.05

Total From Investment Operations	(1.15)		1.57	1.45	0.02
Less Dividends and Distributions:
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	—

Total Dividends and Distributions	(1.04)		(0.57)	(0.44)	—

Net Asset Value, End of Period	$10.14		$12.33	$11.33	$10.32

Total Return(d)	(9.77	)%(e)	14.37%	14.40%	0.19	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,208		$27,824	$25,615	$22,978
Ratio of Expenses to Average Net Assets	2.15	%(f)	2.09%	2.00%	2.15	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.28	)%(f)	(0.37)%	(0.15)%	(0.71	)%(f)
Portfolio Turnover Rate	54.6	%(f)	53.2%	52.1%	51.8	%(f),(g)

	2008(a)		2007(h)
PARTNERS LARGECAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$12.38		$11.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)		1.07

Total From Investment Operations	(1.15)		1.01
Less Dividends and Distributions:
Distributions from Realized Gains	(1.04)		—

Total Dividends and Distributions	(1.04)		—

Net Asset Value, End of Period	$10.19		$12.38

Total Return(d)	(9.73	)%(e)	8.88	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,415		$1,182
Ratio of Expenses to Average Net Assets(i)	2.20	%(f)	2.20	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.37	)%(f)	(0.65	)%(f)
Portfolio Turnover Rate	54.6	%(f)	53.2%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.15 per share from January 10, 2007, through January 16, 2007.

(i)	Reflects Manager’s contractual expense limit.
See accompanying notes.

340

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP BLEND FUND I
Class A shares
Net Asset Value, Beginning of Period	$10.57		$9.46	$8.36	$8.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.07	0.06	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.22)		1.05	1.10	0.15

Total From Investment Operations	(1.18)		1.12	1.16	0.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		(0.01)	(0.03)	—
Distributions from Realized Gains	(0.28)		—	(0.03)	—

Total Dividends and Distributions	(0.33)		(0.01)	(0.06)	—

Net Asset Value, End of Period	$9.06		$10.57	$9.46	$8.36

Total Return(d)	(11 .41	)%(e)	11.81%	13.97%	1 .95	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$122,578		$145,312	$138,832	$126,739
Ratio of Expenses to Average Net Assets	1 .12	%(f)	1.11%	1.11%	1 .04	%(f)
Ratio of Net Investment Income to Average Net Assets	0 .88	%(f)	0.70%	0.69%	0 .41	%(f)
Portfolio Turnover Rate	97 .2	%(f)	106.2%	65.1%	148 .8	%(f),(g)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP BLEND FUND I
Class B shares
Net Asset Value, Beginning of Period	$10.39		$9.39	$8.35	$8.20
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)		(0.03)	(0.02)	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)		1.03	1.09	0.15

Total From Investment Operations	(1.22)		1.00	1.07	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	(0.28)		—	(0.03)	—

Total Dividends and Distributions	(0 .28)		—	(0.03)	—

Net Asset Value, End of Period	$8.89		$10.39	$9.39	$8.35

Total Return(d)	(11.97	)%(e)	10.65%	12.87%	1 .83	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,951		$13,747	$17,761	$21,617
Ratio of Expenses to Average Net Assets	2.26	%(f)	2.15%	2.05%	1 .47	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.24	)%(f)	(0.34)%	(0.24)%	(0 .02	)%(f)
Portfolio Turnover Rate	97.2	%(f)	106.2%	65.1%	148 .8	%(f),(g)

	2008(a)		2007(h)
PARTNERS LARGECAP BLEND FUND I
Class C shares
Net Asset Value, Beginning of Period	$10.52		$9.84
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	—		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.22)		0.70

Total From Investment Operations	(1.22)		0.68
Less Dividends and Distributions:
Distributions from Realized Gains	(0.28)		—

Total Dividends and Distributions	(0.28)		—

Net Asset Value, End of Period	$9.02		$10.52

Total Return(d)	(11.82	)%(e)	6.91	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$839		$970
Ratio of Expenses to Average Net Assets(i)	1.90	%(f)	1.90	%(f)
Ratio of Net Investment Income to Average Net Assets	0.11	%(f)	(0.29	)%(f)
Portfolio Turnover Rate	97.2	%(f)	106.2%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.10 per share from January 10, 2007, through January 16, 2007.

(i)	Reflects Manager’s contractual expense limit.
See accompanying notes.

341

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period	$9.45		$8.27	$8.08	$7.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.05)	(0.02)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.07)		1.60	0.52	0.17

Total From Investment Operations	(1.10)		1.55	0.50	0.15
Less Dividends and Distributions:
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—

Total Dividends and Distributions	(0.40)		(0.37)	(0.31)	—

Net Asset Value, End of Period	$7.95		$9.45	$8.27	$8.08

Total Return(d)	(11.93	)%(e)	19.42%	6.12%	1.89	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$47,017		$55,689	$48,815	$48,782
Ratio of Expenses to Average Net Assets	1.56	%(f)	1.59%	1.56%	1.47	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.84	)%(f)	(0.57)%	(0.30)%	(0.86	)%(f)
Portfolio Turnover Rate	67.2	%(f)	47.7%	58.5%	66.5	%(f),(g)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP GROWTH FUND I
Class B shares
Net Asset Value, Beginning of Period	$9.25		$8.18	$8.06	$7.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.07)		(0.12)	(0.09)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.04)		1.56	0.52	0.18

Total From Investment Operations	(1.11)		1.44	0.43	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—

Total Dividends and Distributions	(0.40)		(0.37)	(0.31)	—

Net Asset Value, End of Period	$7.74		$9.25	$8.18	$8.06

Total Return(d)	(12.31	)%(e)	18.25%	5.24%	1.64	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,659		$12,656	$13,696	$14,707
Ratio of Expenses to Average Net Assets	2.52	%(f)	2.50%	2.39%	2.39	%(f)
Ratio of Net Investment Income to Average Net Assets	(1.80	)%(f)	(1.46)%	(1.12)%	(1.79	)%(f)
Portfolio Turnover Rate	67.2	%(f)	47.7%	58.5%	66.5	%(f),(g)

	2008(a)		2007(h)
PARTNERS LARGECAP GROWTH FUND I
Class C shares
Net Asset Value, Beginning of Period	$9.50		$8.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.07)		1.05

Total From Investment Operations	(1.13)		0.95
Less Dividends and Distributions:
Distributions from Realized Gains	(0.40)		—

Total Dividends and Distributions	(0.40)		—

Net Asset Value, End of Period	$7.97		$9.50

Total Return(d)	(12.19	)%(e)	11.11	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$635		$652
Ratio of Expenses to Average Net Assets(i)	2.20	%(f)	2.20	%(f)
Ratio of Net Investment Income to Average Net Assets	(1.48	)%(f)	(1.44	)%(f)
Portfolio Turnover Rate	67.2	%(f)	47.7%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

(i)	Reflects Manager’s contractual expense limit.
See accompanying notes.

342

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005(b)
PARTNERS LARGECAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period	$9.91		$8.92		$8.15	$8.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.05)		(0.05)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		1.77		0.91	0.11

Total From Investment Operations	(0.62)		1.72		0.86	0.09
Less Dividends and Distributions:
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	—

Total Dividends and Distributions	(0.93)		(0.73)		(0.09)	—

Net Asset Value, End of Period	$8.36		$9.91		$8.92	$8.15

Total Return(d)	(6.79	)%(e)	20.74%		10.61%	1.12	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,474		$1,235		$595	$141
Ratio of Expenses to Average Net Assets	1.70	%(f)	1.70%		1.70%	1.70	%(f)
Ratio of Gross Expenses to Average Net Assets(g)	3.28	%(f)	—		—	—
Ratio of Net Investment Income to Average Net Assets	(0.52	)%(f)	(0.55)%		(0.58)%	(0.80	)%(f)
Portfolio Turnover Rate	140.7	%(f)	138.3	%(h)	143.4%	95.2	%(f)

	2008(a)		2007(i)
PARTNERS LARGECAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period	$9.84		$8.52
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		1.42

Total From Investment Operations	(0.65)		1.32
Less Dividends and Distributions:
Distributions from Realized Gains	(0.93)		—

Total Dividends and Distributions	(0.93)		—

Net Asset Value, End of Period	$8.26		$9.84

Total Return(d)	(7.17	)%(e)	15.49	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$489		$418
Ratio of Expenses to Average Net Assets	2.45	%(f)	2.45	%(f)
Ratio of Gross Expenses to Average Net Assets(g)	8.54	%(f)	—
Ratio of Net Investment Income to Average Net Assets	(1.27	)%(f)	(1.38	)%(f)
Portfolio Turnover Rate	140.7	%(f)	138.3	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.27 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

343

FINANCIAL HIGHLIGHTS
PRINCIPAL INVESTORS FUND, INC.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$15.88		$15.58	$13.51	$13.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.12		0.18	0.16	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.07)		0.97	2.51	(0.10)

Total From Investment Operations	(1.95)		1.15	2.67	(0.08)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.14)	(0.09)	—
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	—

Total Dividends and Distributions	(1.13)		(0.85)	(0.60)	—

Net Asset Value, End of Period	$12.80		$15.88	$15.58	$13.51

Total Return(d)	(12.89	)%(e)	7.63%	20.40%	(0.59	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$53,097		$69,156	$64,815	$53,806
Ratio of Expenses to Average Net Assets	1.40	%(f)	1.41%	1.41%	1.49	%(f)
Ratio of Gross Expenses to Average Net Assets (i)	1.40	%(f)	—	—	—
Ratio of Net Investment Income to Average Net Assets	1.80	%(f)	1.17%	1.10%	0.47	%(f)
Portfolio Turnover Rate	22.3	%(f)	29.2%	20.7%	28.1	%(f),(g)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$15.81		$15.54	$13.47	$13.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.06	0.07	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(2.06)		0.96	2.51	(0.10)

Total From Investment Operations	(2.00)		1.02	2.58	(0.12)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.04)	—	—
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	—

Total Dividends and Distributions	(1.03)		(0.75)	(0.51)	—

Net Asset Value, End of Period	$12.78		$15.81	$15.54	$13.47

Total Return(d)	(13.28	)%(e)	6.74%	19.67%	(0.88	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,724		$23,269	$23,374	$20,509
Ratio of Expenses to Average Net Assets	2.28	%(f)	2.18%	2.05%	2.28	%(f)
Ratio of Gross Expenses to Average Net Assets (i)	2.28	%(f)	—	—	—
Ratio of Net Investment Income to Average Net Assets	0.93	%(f)	0.40%	0.46%	(0.33	)%(f)
Portfolio Turnover Rate	22.3	%(f)	29.2%	20.7%	28.1	%(f),(g)

	2008(a)		2007(h)
PARTNERS LARGECAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$15.80		$15.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)		0.39

Total From Investment Operations	(1.99)		0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		—
Distributions from Realized Gains	(0.94)		—

Total Dividends and Distributions	(1.02)		—

Net Asset Value, End of Period	$12.79		$15.80

Total Return(d) .	(13.19	)%(e)	2.66	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,491		$1,363
Ratio of Expenses to Average Net Assets	2.25	%(f)	2.25	%(f)
Ratio of Gross Expenses to Average Net Assets(i)	4.27	%(f)	—
Ratio of Net Investment Income to Average Net Assets	0.87	%(f)	0.13	%(f)
Portfolio Turnover Rate	22.3	%(f)	29.2%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.

(i)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

344

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$11.99		$9.46	$8.77	$8.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.12)	(0.09)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.07)		2.93	0.85	0.41

Total From Investment Operations	(1.12)		2.81	0.76	0.37
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—

Net Asset Value, End of Period	$10.10		$11.99	$9.46	$8.77

Total Return(d)	(9.88	)%(e)	30.43%	8.64%	4.40	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$36,529		$39,400	$27,926	$25,628
Ratio of Expenses to Average Net Assets(f)	1.72	%(g)	1.75%	1.75%	1.75	%(g)
Ratio of Net Investment Income to Average Net Assets	(1.00	)%(g)	(1.17)%	(0.97)%	(1.40	)%(g)
Portfolio Turnover Rate	157.3	%(g)	144.9%	145.8%	185.7	%(g),(h)

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period	$11.78		$9.36	$8.75	$8.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.09)		(0.20)	(0.16)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.06)		2.90	0.84	0.41

Total From Investment Operations	(1.15)		2.70	0.68	0.35
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—

Net Asset Value, End of Period	$9.86		$11.78	$9.36	$8.75

Total Return(d)	(10.32	)%(e)	29.55%	7.74%	4.17	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,262		$12,895	$10,516	$10,436
Ratio of Expenses to Average Net Assets(f)	2.50	%(g)	2.50%	2.50%	2.50	%(g)
Ratio of Net Investment Income to Average Net Assets	(1.78	)%(g)	(1.91)%	(1.71)%	(2.14	)%(g)
Portfolio Turnover Rate	157.3	%(g)	144.9%	145.8%	185.7	%(g),(h)

	2008(a)		2007(i)
PARTNERS MIDCAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$11.99		$9.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.09)		(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(1.08)		2.37

Total From Investment Operations	(1.17)		2.20
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(0.77)		—

Net Asset Value, End of Period	$10.05		$11.99

Total Return(d)	(10.31	)%(e)	22.47	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,468		$1,070
Ratio of Expenses to Average Net Assets(f)	2.50	%(g)	2.50	%(g)
Ratio of Net Investment Income to Average Net Assets	(1.80	)%(g)	(1.94	)%(g)
Portfolio Turnover Rate	157.3	%(g)	144.9%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.17 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

345

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND I
Class A shares
Net Asset Value, Beginning of Period	$13.10		$12.68	$11.87	$11.47
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.09)	(0.09)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)		2.10	1.62	0.44

Total From Investment Operations	(0.97)		2.01	1.53	0.40
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		(1.59)	(0.72)	—

Total Dividends and Distributions	(1.40)		(1.59)	(0.72)	—

Net Asset Value, End of Period	$10.73		$13.10	$12.68	$11.87

Total Return(d)	(8.07	)%(e)	17.32%	13.21%	3.49	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,986		$3,573	$1,722	$365
Ratio of Expenses to Average Net Assets(f)	1.75	%(g)	1.75%	1.75%	1.75	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.83	)%(g)	(0.75)%	(0.76)%	(0.90	)%(g)
Portfolio Turnover Rate	99.2	%(g)	120.6%	133.4%	84.5	%(g)

	2008(a)		2007(h)
PARTNERS MIDCAP GROWTH FUND I
Class C shares
Net Asset Value, Beginning of Period.	$13.02		$11.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.08)		(0.16)
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)		1.49

Total From Investment Operations	(1.01)		1.33
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		—

Total Dividends and Distributions	(1.40)		—

Net Asset Value, End of Period	$10.61		$13.02

Total Return(d)	(8.45	)%(e)	11.38	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$338		$332
Ratio of Expenses to Average Net Assets(f)	2.50	%(g)	2.50	%(g)
Ratio of Net Investment Income to Average Net Assets	(1.58	)%(g)	(1.58	)%(g)
Portfolio Turnover Rate .	99.2	%(g)	120.6%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

346

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$15.88		$15.93	$15.08	$14.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		0.01	(0.01)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.70)		1.23	2.19	0.25

Total From Investment Operations	(1.69)		1.24	2.18	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		—	—	—
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	—

Total Dividends and Distributions	(1.61)		(1.29)	(1.33)	—

Net Asset Value, End of Period	$12.58		$15.88	$15.93	$15.08

Total Return(d)	(11.49	)%(e)	7.98%	15.13%	1.48	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,919		$12,310	$9,266	$2,196
Ratio of Expenses to Average Net Assets(f)	1.75	%(g)	1.72%	1.75%	1.75	%(g)
Ratio of Net Investment Income to Average Net Assets	0.18	%(g)	0.09%	(0.05)%	(0.62	)%(g)
Portfolio Turnover Rate	150.6	%(g)	147.3%	151.4%	87.9	%(g)

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$15.71		$15.89	$15.05	$14.86
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.11)	(0.12)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		1.22	2.29	0.26

Total From Investment Operations	(1.72)		1.11	2.17	0.19
Less Dividends and Distributions:
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	—

Total Dividends and Distributions	(1.59)		(1.29)	(1.33)	—

Net Asset Value, End of Period	$12.40		$15.71	$15.89	$15.05

Total Return(d)			7.12%	15.11%	1 .28	%(e)
	(11.83	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,592		$2,087	$1,324	$427
Ratio of Expenses to Average Net Assets(f)	2 .50	%(g)	2.50%	2.50%	2 .50	%(g)
Ratio of Net Investment Income to Average Net Assets	(0 .56	)%(g)	(0.70)%	(0.80)%	(1 .29	)%(g)
Portfolio Turnover Rate	150 .6	%(g)	147.3%	151.4%	87 .9	%(g)

	2008(a)		2007(h)
PARTNERS MIDCAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$15.79		$15.28
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		0.61

Total From Investment Operations	(1.73)		0.51
Less Dividends and Distributions:
Distributions from Realized Gains	(1.59)		—

Total Dividends and Distributions	(1.59)		—

Net Asset Value, End of Period	$12.47		$15.79

Total Return(d)	(11.83	)%(e)	3.34	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,242		$1,307
Ratio of Expenses to Average Net Assets(f)	2.50	%(g)	2.50	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.57	)%(g)	(0.79	)%(g)
Portfolio Turnover Rate	150.6	%(g)	147.3%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.16 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

347

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS SMALLCAP GROWTH FUND II
Class A shares
Net Asset Value, Beginning of Period	$10.16		$9.42	$8.85	$8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)		(0.14)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)		1.58	1.20	0.18

Total From Investment Operations	(1.71)		1.44	1.05	0.13
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	—

Net Asset Value, End of Period	$7.91		$10.16	$9.42	$8.85

Total Return(d)	(17.41	)%(e)	16.21%	12.12%	1.49	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,549		$19,434	$16,263	$13,137
Ratio of Expenses to Average Net Assets(f)	1.95	%(g)	1.95%	1.95%	1.95	%(g)
Ratio of Net Investment Income to Average Net Assets	(1.55	)%(g)	(1.50)%	(1.57)%	(1.68	)%(g)
Portfolio Turnover Rate	72.9	%(g)	62.9%	80.7%	53.4	%(g),(h)

	2008(a)		2007	2006	2005(b)
PARTNERS SMALLCAP GROWTH FUND II
Class B shares
Net Asset Value, Beginning of Period	$9.97		$9.33	$8.83	$8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.09)		(0.21)	(0.21)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		1.55	1.19	0.19

Total From Investment Operations	(1.70)		1.34	0.98	0.11
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	—

Net Asset Value, End of Period	$7.73		$9.97	$9.33	$8.83

Total Return(d)	(17.65	)%(e)	15.24%	11.31%	1.26	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,864		$7,842	$7,413	$6,720
Ratio of Expenses to Average Net Assets(f)	2.70	%(g)	2.70%	2.70%	2.70	%(g)
Ratio of Net Investment Income to Average Net Assets	(2.29	)%(g)	(2.24)%	(2.32)%	(2.43	)%(g)
Portfolio Turnover Rate	72.9	%(g)	62.9%	80.7%	53.4	(g),(h)

	2008(a)		2007(i)
PARTNERS SMALLCAP GROWTH FUND II
Class C shares
Net Asset Value, Beginning of Period	$10.10		$9.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.09)		(0.17)
Net Realized and Unrealized Gain (Loss) on Investments	(1.64)		1.23

Total From Investment Operations	(1.73)		1.06
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		—

Total Dividends and Distributions	(0.54)		—

Net Asset Value, End of Period	$7.83		$10.10

Total Return(d)	(17.72	)%(e)	11.73	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$525		$502
Ratio of Expenses to Average Net Assets(f)	2.70	%(g)	2.70	%(g)
Ratio of Net Investment Income to Average Net Assets	(2.30	)%(g)	(2.28	)%(g)
Portfolio Turnover Rate	72.9	%(g)	62.9%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.19 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

348

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PREFERRED SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$10.11		$10.76	$10.60	$10.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28		0.59	0.57	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.63)	0.09	(0.26)

Total From Investment Operations	(0.23)		(0.04)	0.66	(0.07)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.61)	(0.50)	(0.27)

Total Dividends and Distributions	(0.27)		(0.61)	(0.50)	(0.27)

Net Asset Value, End of Period	$9.61		$10.11	$10.76	$10.60

Total Return(d)	(2.23	)%(e)	(0.45)%	6.44%	(0.66	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$214,609		$81,441	$7,105	$2,174
Ratio of Expenses to Average Net Assets(f)	1.00	%(g)	1.00%	1.08%	1.35	%(g)
Ratio of Net Investment Income to Average Net Assets	5.85	%(g)	5.65%	5.42%	5.07	%(g)
Portfolio Turnover Rate	15.4	%(g)	33.9%	22.4%	17.8	%(g)

	2008(a)		2007(h)
PREFERRED SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$10.11		$10.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.24		0.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)		(0.68)

Total From Investment Operations	(0.26)		(0.29)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.39)

Total Dividends and Distributions	(0.24)		(0.39)

Net Asset Value, End of Period	$9.61		$10.11

Total Return(d)	(2.59	)%(e)	(2.72	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$90,766		$21,750
Ratio of Expenses to Average Net Assets(f)	1.75	%(g)	1.75	%(g)
Ratio of Net Investment Income to Average Net Assets	5.06	%(g)	4.85	%(g)
Portfolio Turnover Rate	15.4	%(g)	33.9%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.
(g)	Computed on an annualized basis.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 per share of net investment income and incurred a net realized and unrealized loss of $.02 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

349

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005(b)
REAL ESTATE SECURITIES FUND
Class A shares
Net Asset Value, Beginning of Period	$24.97		$27.56		$20.43	$20.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15		0.19		0.14	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.98)		(0.60)		7.80	0.35

Total From Investment Operations	(1.83)		(0.41)		7.94	0.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.11)		(0.19)	(0.13)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	—

Total Dividends and Distributions	(5.88)		(2.18)		(0.81)	(0.13)

Net Asset Value, End of Period	$17.26		$24.97		$27.56	$20.43

Total Return(d)	(7.47	)%(e)	(1.92)%		40.07%	2.20	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$99,339		$124,434		$125,408	$80,894
Ratio of Expenses to Average Net Assets(f)	1.28	%(g)	1.29%		1.43%	1.49	%(g)
Ratio of Net Investment Income to Average Net Assets	1.78	%(g)	0.75%		0.61%	1.29	%(g)
Portfolio Turnover Rate	48.4	%(g)	77.8	%(h)	37.8%	26.7	%(g),(i)

	2008(a)		2007		2006	2005(b)
REAL ESTATE SECURITIES FUND
Class B shares
Net Asset Value, Beginning of Period	$24.83		$27.56		$20.44	$20.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		(0.02)		0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.96)		(0.60)		7.80	0.35

Total From Investment Operations	(1.88)		(0.62)		7.82	0.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.04)		(0.08)	(0.06)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	—

Total Dividends and Distributions	(5.82)		(2.11)		(0.70)	(0.06)

Net Asset Value, End of Period	$17.13		$24.83		$27.56	$20.44

Total Return(d)	(7.80	)%(e)	(2.74)%		39.33%	1.90	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,629		$31,026		$29,044	$22,712
Ratio of Expenses to Average Net Assets(f)	2.08	%(g)	2.07%		1.95%	2.38	%(g)
Ratio of Net Investment Income to Average Net Assets	0.97	%(g)	(0.06)%		0.10%	0.39	%(g)
Portfolio Turnover Rate	48.4	%(g)	77.8	%(h)	37.8%	26.7	%(g),(i)

	2008(a)		2007(j)
REAL ESTATE SECURITIES FUND
Class C shares
Net Asset Value, Beginning of Period	$24.89		$27.41
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09		(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.97)		(2.44)

Total From Investment Operations	(1.88)		(2.52)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		—
Distributions from Realized Gains	(5.73)		—

Total Dividends and Distributions	(5.83)		—

Net Asset Value, End of Period	$17.18		$24.89

Total Return(d)	(7.78	)%(e)	(9.19	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,359		$7,976
Ratio of Expenses to Average Net Assets(f)	1.98	%(g)	1.99	%(g)
Ratio of Net Investment Income to Average Net Assets	1.09	%(g)	(0.37	)%(g)
Portfolio Turnover Rate	48.4	%(g)	77.8	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(i)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.89 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

350

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
SHORT-TERM BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$9.79		$9.93	$9.97	$10.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.23		0.46	0.41	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.11)	0.01	(0.10)

Total From Investment Operations	(0.23)		0.35	0.42	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.49)	(0.46)	(0.16)

Total Dividends and Distributions	(0.24)		(0.49)	(0.46)	(0.16)

Net Asset Value, End of Period	$9.32		$9.79	$9.93	$9.97

Total Return(d)	(2 .43	)%(e)	3.57%	4.29%	0 .07	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$78,188		$89,390	$93,951	$122,471
Ratio of Expenses to Average Net Assets	0 .77	%(f)	0.78%	0.96%	0 .80	%(f)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(g)	N/A		N/A	0.73%	0 .70	%(f)
Ratio of Net Investment Income to Average Net Assets	4 .77	%(f)	4.66%	4.10%	3 .15	%(f)
Portfolio Turnover Rate	34 .1	%(f)	42.8%	49.1%	110 .8	%(f),(h)

	2008(a)		2007(i)
SHORT-TERM BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$9.79		$9.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18		0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.11)

Total From Investment Operations	(0.28)		0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.33)

Total Dividends and Distributions	(0.19)		(0.33)

Net Asset Value, End of Period	$9.32		$9.79

Total Return(d)	(2.89	)%(e)	1.91	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,017		$1,585
Ratio of Expenses to Average Net Assets(j)	1.70	%(f)	1.70	%(f)
Ratio of Net Investment Income to Average Net Assets	3.84	%(f)	3.79	%(f)
Portfolio Turnover Rate	34.1	%(f)	42.8%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(h)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(i)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share and incurred a net realized and unrealized loss of $.01 per share from January 10, 2007, through January 16, 2007.

(j)	Reflects Manager’s contractual expense limit.
See accompanying notes.

351

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SHORT-TERM INCOME FUND(b)
Class A shares
Net Asset Value, Beginning of Period	$11.59		$11.60	$11.55	$11.90	$11.95	$11.70
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.22	(c)	0.29 (c)	0.40	0.40	0.40	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.11	0.05	(0.35)	(0.05)	0.30

Total From Investment Operations	0.28		0.40	0.45	0.05	0.35	0.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.41)	(0.40)	(0.40)	(0.40)	(0.50)

Total Dividends and Distributions	(0.22)		(0.41)	(0.40)	(0.40)	(0.40)	(0.50)

Net Asset Value, End of Period	$11.65		$11.59	$11.60	$11.55	$11.90	$11.95

Total Return(d)	2.41	%(e)	4.14%	4.15%	0.49%	2.87%	6.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$38,936		$36,639	$32,081	$36,287	$54,082	$71,920
Ratio of Expenses to Average Net Assets	0.95	%(f)	0.95%	0.95%	0.81%	0.83%	0.84%
Ratio of Gross Expenses to Average Net Assets(g)	–		0.97%	0.95%	0.93%	0.92%	0.97%
Ratio of Net Investment Income to Average Net Assets	3.72	%(f)	4.11%	3.54%	3.36%	3.23%	3.58%
Portfolio Turnover Rate	32.7	%(f)	29.4%	14.0%	13.0%	14.0%	33.0%

	2008(a)		2007	2006	2005	2004	2003
SHORT-TERM INCOME FUND(b)
Class C shares
Net Asset Value, Beginning of Period	$11.60		$11.60	$11.55	$11.90	$11.95	$11.70
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.17	(c)	0.21(c)	0.35	0.30	0.30	0.35
Net Realized and Unrealized Gain (Loss) on Investments	0.06		0.13	0.05	(0.35)	(0.05)	0.30

Total From Investment Operations	0.23		0.34	0.40	(0.05)	0.25	0.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.34)	(0.35)	(0.30)	(0.30)	(0.40)

Total Dividends and Distributions	(0.18)		(0.34)	(0.35)	(0.30)	(0.30)	(0.40)

Net Asset Value, End of Period	$11.65		$11.60	$11.60	$11.55	$11.90	$11.95

Total Return(d)	1.95	%(e)	3.47%	3.39%	(0.26)%	2.10%	5.48%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,152		$4,952	$6,980	$13,477	$18,970	$17,843
Ratio of Expenses to Average Net Assets	1.67	%(f)	1.68%	1.68%	1.56%	1.58%	1.59%
Ratio of Gross Expenses to Average Net Assets(g)	–		2.10%	1.68%	1.65%	1.66%	1.65%
Ratio of Net Investment Income to Average Net Assets	3.01	%(f)	3.38%	2.81%	2.61%	2.48%	2.83%
Portfolio Turnover Rate	32.7	%(f)	29.4%	14.0%	13.0%	14.0%	33.0%

(a)	Six months ended April 30, 2008.

(b)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund’s net asset value per share was increased without changing the proportionate beneficial interests of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

352

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
SMALLCAP BLEND FUND
Class A shares
Net Asset Value, Beginning of Period	$17.95		$17.30	$15.93	$15.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	—		(0.05)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(2.30)		2.10	2.33	0.25

Total From Investment Operations	(2.30)		2.05	2.31	0.24
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	—

Net Asset Value, End of Period	$14.22		$17.95	$17.30	$15.93

Total Return(d)	(13.49	)%(e)	12.48%	14.97%	1.53	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$96,240		$118,157	$109,783	$97,133
Ratio of Expenses to Average Net Assets	1.45	%(f)	1.43%	1.40%	1.37	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.07	)%(f)	(0.28)%	(0.15)%	(0.27	)%(f)
Portfolio Turnover Rate	41.0	%(f)	60.9%	103.0%	137.4	%(f),(g)

	2008(a)		2007	2006	2005(b)
SMALLCAP BLEND FUND
Class B shares
Net Asset Value, Beginning of Period	$17.60		$17.12	$15.89	$15.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.07)		(0.19)	(0.14)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(2.25)		2.07	2.31	0.26

Total From Investment Operations	(2.32)		1.88	2.17	0.20
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	—

Net Asset Value, End of Period	$13.85		$17.60	$17.12	$15.89

Total Return(d)	(13.90	)%(e)	11.55%	14.09%	1.27	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,827		$22,058	$24,476	$25,241
Ratio of Expenses to Average Net Assets	2.37	%(f)	2.26%	2.11%	2.22	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.99	)%(f)	(1.11)%	(0.85)%	(1.13	)%(f)
Portfolio Turnover Rate	41.0	%(f)	60.9%	103.0%	137.4	%(f),(g)

	2008(a)		2007(h)
SMALLCAP BLEND FUND
Class C shares
Net Asset Value, Beginning of Period	$17.85		$16.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)		(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(2.27)		1.39

Total From Investment Operations	(2.33)		1.25
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		—

Total Dividends and Distributions	(1.43)		—

Net Asset Value, End of Period	$14.09		$17.85

Total Return(d)	(13.75	)%(e)	7.53	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,309		$1,573
Ratio of Expenses to Average Net Assets(i)	2.20	%(f)	2.20	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.82	)%(f)	(1.04	)%(f)
Portfolio Turnover Rate	41.0	%(f)	60.9%

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Computed on an annualized basis.

(g)	Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized gain of $.25 per share from January 10, 2007, through January 16, 2007.

(i)	Reflects Manager’s contractual expense limit.
See accompanying notes.

353

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
SMALLCAP GROWTH FUND
Class A shares
Net Asset Value, Beginning of Period	$10.18		$8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.43)		1.35

Total From Investment Operations	(1.45)		1.31
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		—

Total Dividends and Distributions	(0.58)		—

Net Asset Value, End of Period	$8.15		$10.18

Total Return(d)	(14.94	)%(e)	14.77	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$46,192		$115,046
Ratio of Expenses to Average Net Assets(f)	1.33	%(g)	1.19	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.56	)%(g)	(0.59	)%(g)
Portfolio Turnover Rate	49.8	%(g)	70.0	%(h)

	2008(a)		2007(b)
SMALLCAP GROWTH FUND
Class B shares
Net Asset Value, Beginning of Period	$10.07		$8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.08)		(0.15)
Net Realized and Unrealized Gain (Loss) on Investments	(1.40)		1.35

Total From Investment Operations	(1.48)		1.20
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		—

Total Dividends and Distributions	(0.58)		—

Net Asset Value, End of Period	$8.01		$10.07

Total Return(d)	(15.42	)%(e)	13.53	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,242		$7,549
Ratio of Expenses to Average Net Assets(f)	2.57	%(g)	2.54	%(g)
Ratio of Net Investment Income to Average Net Assets	(1.84	)%(g)	(1.94	)%(g)
Portfolio Turnover Rate	49.8	%(g)	70.0	%(h)

	2008(a)		2007(b)
SMALLCAP GROWTH FUND
Class C shares
Net Asset Value, Beginning of Period	$10.10		$8.87
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)		(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)		1.35

Total From Investment Operations	(1.47)		1.23
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		—

Total Dividends and Distributions	(0.58)		—

Net Asset Value, End of Period	$8.05		$10.10

Total Return(d)	(15.27	)%(e)	13.87	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,782		$1,730
Ratio of Expenses to Average Net Assets(f)	2.21	%(g)	2.21	%(g)
Ratio of Net Investment Income to Average Net Assets	(1.47	)%(g)	(1.60	)%(g)
Portfolio Turnover Rate	49.8	%(g)	70.0	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from January 17, 2007 through October 31, 2007. Class A and Class B shares incurred a net realized and unrealized loss of $.05 and $.03 per share from January 10, 2007, through January 16, 2007. Class C shares incurred a net realized and unrealized gain of $.20 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.
See accompanying notes.

354

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005(b)
SMALLCAP VALUE FUND
Class A shares
Net Asset Value, Beginning of Period	$18.82		$19.21		$17.49	$16.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.06		0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)		0.44		2.99	0.52

Total From Investment Operations	(1.96)		0.50		3.00	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		—		—	—
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	—

Total Dividends and Distributions	(1.41)		(0.89)		(1.28)	—

Net Asset Value, End of Period	$15.45		$18.82		$19.21	$17.49

Total Return(d)	(10.90	)%(e)	2.55%		18.03%	3.00	%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,407		$23,033		$8,839	$1,302
Ratio of Expenses to Average Net Assets(f)	1.35	%(g)	1.36%		1.49%	1.70	%(g)
Ratio of Net Investment Income to Average Net Assets	0.47	%(g)	0.34%		0.07%	(0.18	)%(g)
Portfolio Turnover Rate	89.9	%(g)	112.8	%(h)	97.9%	133.7	%(g)

	2008(a)		2007		2006	2005(b)
SMALLCAP VALUE FUND
Class B shares
Net Asset Value, Beginning of Period	$18.59		$19.14		$17.55	$16.98
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.11)		(0.13)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.97)		0.45		3.00	0.62

Total From Investment Operations	(2.01)		0.34		2.87	0.57
Less Dividends and Distributions:
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	—

Total Dividends and Distributions	(1.33)		(0.89)		(1.28)	—

Net Asset Value, End of Period	$15.25		$18.59		$19.14	$17.55

Total Return(d)	(11.32	)%(e)	1.68%		17.18%	3.36	%(e),(i)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,434		$4,545		$1,612	$439
Ratio of Expenses to Average Net Assets(f)	2.29	%(g)	2.27%		2.24%	2.45	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.46	)%(g)	(0.58)%		(0.70)%	(0.82	)%(g)
Portfolio Turnover Rate	89.9	%(g)	112.8	%(h)	97.9%	133.7	%(g)

	2008(a)		2007(j)
SMALLCAP VALUE FUND
Class C shares
Net Asset Value, Beginning of Period	$18.72		$18.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.99)		(0.15)

Total From Investment Operations	(2.01)		(0.21)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.33)		—

Total Dividends and Distributions	(1.33)		—

Net Asset Value, End of Period	$15.38		$18.72

Total Return(d)	(11.24	)%(e)	(1.11	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,229		$4,496
Ratio of Expenses to Average Net Assets(f)	2.08	%(g)	2.09	%(g)
Ratio of Net Investment Income to Average Net Assets	(0.26	)%(g)	(0.42	)%(g)
Portfolio Turnover Rate	89.9	%(g)	112.8	%(h)

(a)	Six months ended April 30, 2008.

(b)	Period from June 28, 2005, date shares first offered, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

(i)	During 2005, the Fund processed a significant (relative to the Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund’s shareholder processing policies, this benefit inures all shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(j)	Period from January 17, 2007 through October 31, 2007. Class C shares incurred a net realized and unrealized loss of $.27 per share from January 10, 2007, through January 16, 2007.
See accompanying notes.

355

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
TAX-EXEMPT BOND FUND I
Class A shares
Net Asset Value, Beginning of Period	$7.41		$7.70	$7.70	$7 .95	$7.96	$7.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.17	(b)	0.33 (b)	0.33	0 .33	0.33	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		(0.25)	0.15	(0 .16)	0.08	0.08

Total From Investment Operations	(0.08)		0.08	0.48	0 .17	0.41	0.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)		(0.35)	(0.33)	(0 .33)	(0.33)	(0.34)
Distributions from Realized Gains	—		(0.02)	(0.15)	(0 .09)	(0.09)	(0.07)

Total Dividends and Distributions	(0.17)		(0.37)	(0.48)	(0 .42)	(0.42)	(0.41)

Net Asset Value, End of Period	$7.16		$7.41	$7.70	$7 .70	$7.95	$7.96

Total Return(c)	(1.07	)%(d)	0.72%	6.42%	2 .19%	5.35%	5.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$263,152		$282,685	$165,325	$175,146	$184,711	$207,433
Ratio of Expenses to Average Net Assets	1.02	%(e)	1.09%	1.15%	1 .00%	0.96%	0.89%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense and Fees)(f)	0.76	%(e)	0.77%	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	1.10	%(e)	1.15%	1.15%	1 .00%	0.96%	0.89%
Ratio of Net Investment Income to Average Net Assets	4.72	%(e)	4.37%	4.32%	4 .22%	4.22%	4.20%
Portfolio Turnover Rate	57.8	%(e)	51.0%	25.0%	28 .0%	25.0%	47.0%

	2008(a)		2007	2006	2005	2004	2003
TAX-EXEMPT BOND FUND I
Class B shares
Net Asset Value, Beginning of Period	$7.41		$7.70	$7.70	$7 .95	$7.96	$7.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.16	(b)	0.29 (b)	0.27	0 .27	0.27	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.25)		(0.25)	0.15	(0 .16)	0.08	0.08

Total From Investment Operations	(0.09)		0.04	0.42	0 .11	0.35	0.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)		(0.31)	(0.27)	(0 .27)	(0.27)	(0.28)
Distributions from Realized Gains	—		(0.02)	(0.15)	(0 .09)	(0.09)	(0.07)

Total Dividends and Distributions	(0.16)		(0.33)	(0.42)	(0 .36)	(0.36)	(0.35)

Net Asset Value, End of Period	$7.16		$7.41	$7.70	$7 .70	$7.95	$7.96

Total Return(c)	(1.27	)%(d)	0.24%	5.63%	1 .43%	4.57%	4.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,603		$19,941	$22,881	$30,073	$35,433	$45,061
Ratio of Expenses to Average Net Assets	1.41	%(e)	1.54%	1.91%	1 .75%	1.71%	1.63%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense And Fees)(f)	1.15	%(e)	1.24%	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	2.04	%(e)	1.98%	1.91%	1 .75%	1.71%	1.63%
Ratio of Net Investment Income to Average Net Assets	4.32	%(e)	3.90%	3.56%	3 .47%	3.47%	3.46%
Portfolio Turnover Rate	57.8	%(e)	51.0%	25.0%	28 .0%	25.0%	47.0%

	2008(a)		2007	2006	2005	2004	2003
TAX-EXEMPT BOND FUND I
Class C shares
Net Asset Value, Beginning of Period	$7.42		$7.70	$7.70	$7 .95	$7.96	$7.95
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.14	(b)	0.26 (b)	0.27	0 .27	0.27	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.26)		(0.24)	0.15	(0 .16)	0.08	0.08

Total From Investment Operations	(0.12)		0.02	0.42	0 .11	0.35	0.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.28)	(0.27)	(0 .27)	(0.27)	(0.28)
Distributions from Realized Gains	—		(0.02)	(0.15)	(0 .09)	(0.09)	(0.07)

Total Dividends and Distributions	(0.14)		(0.30)	(0.42)	(0 .36)	(0.36)	(0.35)

Net Asset Value, End of Period	$7.16		$7.42	$7.70	$7 .70	$7.95	$7.96

Total Return(c)	(1.65	)%(d)	(0.01)%	5.60%	1 .41%	4.58%	4.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,867		$2,931	$2,547	$2,360	$3,641	$4,332
Ratio of Expenses to Average Net Assets	1.91	%(e)	1.94%	1.93%	1 .76%	1.71%	1.62%
Ratio of Expenses to Average Net Assets (Excluding Interest Expense And Fees)(f)	1.65	%(e)	1.65%	N/A	N/A	N/A	N/A
Ratio of Gross Expenses to Average Net Assets(g)	2.94	%(e)	2.74%	1.93%	1 .76%	1.71%	1.62%
Ratio of Net Investment Income to Average Net Assets	3.84	%(e)	3.50%	3.54%	3 .46%	3.47%	3.47%
Portfolio Turnover Rate	57.8	%(e)	51.0%	25.0%	28 .0%	25.0%	47.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense and fees paid through inverse floater agreements. See “Operating Policies” in notes to financial statements.

(g)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

356

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006(b)
ULTRA SHORT BOND FUND
Class A shares
Net Asset Value, Beginning of Period	$9.55		$10.06	$10.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.52	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		(0.50)	(0.01)

Total From Investment Operations	(0.81)		0.02	0.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.54)	(0.27)

Total Dividends and Distributions	(0.23)		(0.54)	(0.27)

Redemption fees	—		0.01	—

Net Asset Value, End of Period	$8.51		$9.55	$10.06

Total Return(d)	(8.64	)%(e)	(0.04)%	3.00	%(e)

Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,965		$15,700	$20,427
Ratio of Expenses to Average Net Assets(f)	0.82	%(g)	0.73%	0.75	%(g)
Ratio of Net Investment Income to Average Net Assets	4.60	%(g)	5.21%	4.57	%(g)
Portfolio Turnover Rate	25.1	%(g)	46.5%	49.0	%(g)

	2008(a)		2007(h)
ULTRA SHORT BOND FUND
Class C shares
Net Asset Value, Beginning of Period	$9.55		$10.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.18		0.35
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		(0.48)

Total From Investment Operations	(0.84)		(0.13)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.38)

Total Dividends and Distributions	(0.19)		(0.38)

Net Asset Value, End of Period	$8.52		$9.55

Total Return(d)	(8.92	)%(e)	(1.47	)%(e)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,069		$2,856
Ratio of Expenses to Average Net Assets(f)	1.50	%(g)	1.50	%(g)
Ratio of Net Investment Income to Average Net Assets	3.91	%(g)	4.51	%(g)
Portfolio Turnover Rate	25.1	%(g)	46.5%

(a)	Six months ended April 30, 2008.

(b)	Period from March 15, 2006, date shares first offered, through October 31, 2006.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(e)	Total return amounts have not been annualized.

(f)	Reflects Manager’s contractual expense limit.

(g)	Computed on an annualized basis.

(h)	Period from January 17, 2007 through October 31, 2007. Class C shares recognized $.01 of net investment income per share, all of which was distributed, during the period January 10, 2007, through January 16, 2007.
See accompanying notes.

357

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
WEST COAST EQUITY FUND
Class A shares
Net Asset Value, Beginning of Period	$49.35		$43.09		$38.99	$35.04	$32.14		$23.73
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.14	(b)	0.30	(b)	0.18	0.25	0.06	(b)	0.04	(b)
Net Realized and Unrealized Gain (Loss) on Investments	(4.88)		7.13		5.02	4.33	2.84		8.37

Total From Investment Operations	(4.74)		7.43		5.20	4.58	2.90		8.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.18)		(0.13)	(0.20)	—		—
Distributions from Realized Gains	(3.21)		(0.99)		(0.97)	(0.43)	—		—

Total Dividends and Distributions	(3.44)		(1.17)		(1.10)	(0.63)	—		—

Net Asset Value, End of Period	$41.17		$49.35		$43.09	$38.99	$35.04		$32.14

Total Return(c)	(10.12	)%(d)	17.59%		13.50%	13.13%	9.06%		35.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$564,388		$956,005		$880,755	$735,037	$621,924		$523,308
Ratio of Expenses to Average Net Assets	0.89	%(e)	0.83%		0.85%	0.91%	0.94%		1.02%
Ratio of Gross Expenses to Average Net Assets(f)	—		0.83%		0.85%	0.91%	0.94%		1.02%
Ratio of Net Investment Income to Average Net Assets	0.69	%(e)	0.63%		0.44%	0.68%	0.17%		0.14%
Portfolio Turnover Rate	9.3	%(e)	17.6%		15.0%	13.0%	12.0%		14.0%

	2008(a)		2007		2006	2005	2004		2003
WEST COAST EQUITY FUND
Class B shares
Net Asset Value, Beginning of Period	$43.33		$38.16		$34.84	$31.48	$29.14		$21.73
Income from Investment Operations:
Net Investment Income (Operating Loss)	(0.05	)(b)	(0.10	)(b)	(0.18)	(0.09)	(0.24	)(b)	(0.20	)(b)
Net Realized and Unrealized Gain (Loss) on Investments	(4.26)		6.26		4.47	3.88	2.58		7.61

Total From Investment Operations	(4.31)		6.16		4.29	3.79	2.34		7.41
Less Dividends and Distributions:
Distributions from Realized Gains	(3.21)		(0.99)		(0.97)	(0.43)	—		—

Total Dividends and Distributions	(3.21)		(0.99)		(0.97)	(0.43)	—		—

Net Asset Value, End of Period	$35.81		$43.33		$38.16	$34.84	$31.48		$29.14

Total Return(c)	(10.53	)%(d)	16.46%		12.45%	12.09%	8.03%		34.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$144,697		$185,705		$184,340	$167,531	$141,134		$122,221
Ratio of Expenses to Average Net Assets	1.84	%(e)	1.74%		1.78%	1.85%	1.89%		2.01%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.74%		1.78%	1.85%	1.89%		2.01%
Ratio of Net Investment Income to Average Net Assets	(0.29	)%(e)	(0.27)%		(0.49)%	(0.26)%	(0.78)%		(0.85)%
Portfolio Turnover Rate	9.3	%(e)	17.6%		15.0%	13.0%	12.0%		14.0%

	2008(a)		2007		2006	2005	2004		2003
WEST COAST EQUITY FUND
Class C shares
Net Asset Value, Beginning of Period	$43.53		$38.31		$34.94	$31.56	$29.20		$21.74
Income from Investment Operations
Net Investment Income (Operating Loss)	(0.04	)(b)	(0.08	)(b)	(0.16)	(0.06)	(0.21	)(b)	(0.18	)(b)
Net Realized and Unrealized Gain (Loss) on Investments	(4.29)		6.29		4.50	3.88	2.57		7.64

Total From Investment Operations	(4.33)		6.21		4.34	3.82	2.36		7.46
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.01)	—		—
Distributions from Realized Gains	(3.21)		(0.99)		(0.97)	(0.43)	—		—

Total Dividends and Distributions	(3.21)		(0.99)		(0.97)	(0.44)	—		—

Net Asset Value, End of Period	$35.99		$43.53		$38.31	$34.94	$31.56		$29.20

Total Return(c)	(10.53	)%(d)	16.56%		12.53%	12.18%	8.12%		34.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,457		$22,174		$21,039	$13,613	$9,000		$3,593
Ratio of Expenses to Average Net Assets	1.79	%(e)	1.69%		1.69%	1.78%	1.80%		1.90%
Ratio of Gross Expenses to Average Net Assets(f)	—		1.74%		1.69%	1.78%	1.80%		1.90%
Ratio of Net Investment Income to Average Net Assets	(0.24	)%(e)	(0.23)%		(0.40)%	(0.19)%	(0.69)%		(0.74)%
Portfolio Turnover Rate	9.3	%(e)	17.6%		15.0%	13.0%	12.0%		14.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return is calculated without the front-end sales charge or contingent deferred sales charge.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

358

FUND DIRECTORS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine	Principal, EBA Associates	112	The McClatchy
Director since 2004			Company
Member, Nominating and Governance Committee 1948

Kristianne Blake	President, Kristianne Gates Blake,	112	Avista Corporation;
Director since 2007	P.S.		Russell Investment
Member, Operations Committee			Company; Russell
1954			Investment Funds

Craig Damos	CEO/President, Vertical Growth	112	None
Director since 2008	Officer, and CFO, The Weitz
Member, Operations Committee	Company
1954

Richard W. Gilbert	President, Gilbert Communications,	112	Calamos Asset
Director since 1985	Inc.		Management, Inc.
Member, Nominating and Governance Committee Member, Executive Committee 1940

Mark A. Grimmett	Executive Vice President and CFO,	112	None
Director since 2004	Merle Norman Cosmetics, Inc.
Member, Audit Committee 1960

Fritz S. Hirsch	President and CEO, Sassy, Inc.	112	None
Director since 2005 Member, Audit Committee 1951

William C. Kimball	Retired. Former Chairman and CEO,	112	Casey’s General Stores,
Director since 2000	Medicap Pharmacies, Inc.		Inc.
Member, Nominating and Governance Committee 1947

Barbara A. Lukavsky	President and CEO, Barbican	112	None
Director since 1987	Enterprises, Inc.
Member, Nominating and Governance Committee 1940

Daniel Pavelich	Retired. Formerly, Chairman and	112	Catalytic Inc.; Vaagen
Director since 2007	CEO of BDO Seidman.		Bros. Lumber, Inc.
Member, Audit Committee 1944

359

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with      the Manager and Principal Life.

Ralph C. Eucher Director, Vice Chairman and CEO Member, Executive Committee 1952	Director, Principal Management Corporation, since 1999. Director, Principal Funds Distributor, Inc. since 2007. Director, Princor since 1999. President Princor 1999-2005. Senior Vice President, Principal Life, since 2002. Prior thereto, Vice President.	112	None

William G. Papesh Director Member, Operations Committee 1943	Retired December 2007. Prior thereto, President and Director of Edge Asset Management, Inc. since 2007; President and CEO of WM Group of Funds 1987-2006.	112	None

Larry D. Zimpleman Director and Chairman of the Board Member, Executive Committee 1951	Chairman and Director, Principal Management Corporation and Princor since 2001. Chief Executive Officer Principal Life since 2008, President and Chief Operating Officer, Principal Life since 2006. President, Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006. Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.	112	None

*	Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**	Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.
The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett Treasurer 711 High Street, Des Moines, IA 50392 1952	Vice President and Treasurer, Principal Life.

Michael J. Beer Executive Vice President 711 High Street, Des Moines, IA 50392 1961	Executive Vice President and Chief Operating Officer, Principal Management Corporation. Executive Vice President, Principal Funds Distributor, Inc., since 2007. President, Princor, since 2005.

Randy L. Bergstrom Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1955	Counsel, Principal Life.

360

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Vice President, Product & Distribution Compliance, Principal Life Senior Vice President, Principal Management Corporation since 2004 Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967	Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Nora M. Everett President 711 High Street Des Moines, IA 50392 1959	President since 2008, Senior Vice President and Deputy General Counsel, Principal Financial Group, Inc. 2004-2008. Vice President and Counsel, Principal Financial Group, Inc. 2001-2004.

Cary Fuchs Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957	President, Principal Funds Distributor, since 2007; Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Steve Gallaher Assistant Counsel 711 High Street Des Moines, IA 50392 1955	Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005, 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Ernie H. Gillum Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955	Vice President and Chief Compliance Officer, Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Patrick A. Kirchner Assistant Counsel 711 High Street, Des Moines, IA 50392 1960	Counsel, Principal Life.

Carolyn F. Kolks Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1962	Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Sarah J. Pitts Assistant Counsel 711 High Street, Des Moines, IA 50392 1945	Counsel, Principal Life.

Layne A. Rasmussen Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958	Vice President and Controller – Mutual Funds, Principal Management Corporation.

361

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael D. Roughton Counsel 711 High Street, Des Moines, IA 50392 1951	Vice President and Senior Securities Counsel, Principal Financial Group, Inc. Senior Vice President and Counsel, Principal Management Corporation, Principal Funds Distributor, Inc., and Princor. Counsel, Principal Global.

Adam U. Shaikh Assistant Counsel 711 High Street, Des Moines, IA 50392 1972	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956	Director and Secretary, Principal Funds, since 2007. Prior thereto, Business Manager for Pella Corporation.
The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.
The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.
The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.
Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.
SOURCE OF DISTRIBUTIONS
To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

362

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (“PIF”) approved (1) two Sub-advisory agreements related to the Partners MidCap Growth Fund II series of PIF (“MidCap Growth II”), one with MacKay Shields, LLC (“MacKay Shields”), and the other, an amended Sub-advisory agreement with Jacobs Levy Equity Management, Inc. (“Jacobs Levy”); (2) two Sub-advisory agreements related to the International Value series of PIF (“International Value”), one with AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) and the other with Causeway Capital Management LLC (“Causeway”); (3) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) relating to International Value.
MacKay Shields and Jacobs Levy Sub-advisory Agreements
At its December 10, 2007 meeting, the Board considered whether to enter into Sub-advisory Agreements with MacKay Shields and Jacobs Levy, on behalf of MidCap Growth II.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of MidCap Growth III, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.
The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of June 30, 2007, each Sub-advisor had outperformed its category and benchmark index over the last one, three and five year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board reviewed the proposed subadvisory fees and the effect of the new agreements on the subadvisory fees the Manager pays. It noted that the proposed subadvisory fee schedule for MacKay Shields is lower than the subadvisory fee schedule of the existing sub-advisor to the Fund. The Board noted that although the proposed subadvisory fee schedule for Jacobs Levy is higher than the subadvisory fee schedule of the existing sub-advisor to the Fund, based upon the proposed allocation of the current assets between the two proposed Sub-advisors, the aggregate subadvisory fee paid would be lower. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that MacKay Shields represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients. The Board also noted the Jacobs Levy representation that it does not manage other clients with this mandate. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board considered that the Sub-advisory Agreements would have a modest positive impact on the Manager’s profitability, but concluded that anticipated profitability would continue to not be unreasonable. With respect to Sub-advisor profitability, in concluding that the Sub-advisors’ anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board considered MacKay Shields’ soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits. The Board also noted Jacobs Levy’s representation that it does not utilize soft dollars.
AXA Rosenberg and Causeway Sub-advisory Agreements
At its March 10, 2008 meeting, the Board considered whether to enter into Sub-advisory Agreements with AXA Rosenberg and Causeway relating to International Value.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.

363

The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark indices. The Board noted that as of December 31, 2007, each Sub-advisor had outperformed its Morningstar category and benchmark indices during most periods over the last one, three and five year periods where performance was available. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board considered the subadvisory fees proposed to be paid and noted the proposed breakpoint levels applicable to each Sub-advisor. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that the Sub-advisors each represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients for whom the Sub-advisors pursue an investment strategy similar to that of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board noted that the Manager compensates each Sub-advisor from its own management fee and that the proposed fees were competitive. In concluding that the Sub-advisors’ anticipated profitability would not be unreasonable, the Board determined that they need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels. The Board also noted that they would have the opportunity to reassess appropriate breakpoints in the future. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board noted AXA Rosenberg’s representation that it does not utilize soft dollars with respect to its international strategies. The Board considered Causeway’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each advisory agreement are fair and reasonable and that approval of each advisory agreement is in the best interests of the Fund.
Management Agreement
At its March 10, 2008 meeting, the Board considered whether to approve a Management Agreement with the Manager relating to International Value.
The Board considered the nature, quality, and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to AXA Rosenberg and Causeway and the program developed by the Manager for identifying, recommending, monitoring, and replacing sub-advisors. The Board concluded that this due diligence process has worked well for PIF’s other sub-advised funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for the other PIF Funds and that a similar level of compliance was expected to be attained for the Fund.
The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage sub-advisors to manage the portfolio. Based on their familiarity with the Manager’s performance in monitoring sub-advisors to other sub-advised funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to make changes in the sub-advisors at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance was expected to be satisfactory with respect to investment performance.
The Board considered the Fund’s proposed management fee. The Board received information comparing the Fund’s proposed management fee to the advisory fees of a peer group of international value funds with unaffiliated sub-advisors (“Peer Group”) based upon Morningstar data. In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison to the median fee and the highest fees of the Peer Group, the comparison to the fees charged to other international funds managed by the Manager, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability. The Board also considered the level of fees that would be retained by the Manager after payment of the currently anticipated subadvisory fees, which are subject to change based upon allocation of assets among the Sub-advisors or the substitution of other sub-advisors. Although the proposed management fee was at the high end of the range of the advisory fees of the Peer Group, the Board noted the past success of the Manager in developing international funds with superior performance records and the strong reputation and performance records of the Sub-advisors. Specifically, the Board noted that the Fund’s proposed management fee level was consistent with those of PIF’s other international funds for which the Manager has delegated management of the funds’ portfolios to unaffiliated sub-advisors and that these funds had achieved superior performance results. Considering all the factors they deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services to be provided by the Manager and other relevant factors.

364

The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. Based upon the forecasted profitability percentage the Manager provided, the Board concluded that the profitability to the Manager for the management of the Fund was not expected to be unreasonable, taking into account the reasonableness of the Fund’s proposed management fee, and given the expected level of services to be provided. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which the breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the levels and amount of breakpoints in the Sub-advisory Agreements. The Board also considered that, although the Fund is expected to have significant assets through transfers at start-up, as the Fund grows the Board would have the opportunity to reassess appropriate breakpoints in the future. The Board concluded that the proposed management fee for the Fund reflects appropriate level of sharing of economies of scale at the current anticipated levels.
The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management fees were reasonable in light of these fallout benefits.
Based upon all the information considered and conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund.

365

WE’LL GIVE YOU AN EDGE®
A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.
To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.
For more information about these funds, including their full names, please see the Principal Investors Fund, Inc. prospectus or visit www.principalfunds.com.
Principal Investors Fund, Inc. is distributed by Principal Funds Distributor, Inc., member of the Principal Financial Group®
Principal Funds Distributor, Principal Shareholder Services, Principal Management Corporation and its affiliates, and Principal Investors Fund, Inc. are collectively referred to as Principal Funds.

Distributed by: Principal Funds Distributor,Inc. Member FINRA

FV 381-2 | 06/2008 | #5808062010 ©2008 Principal Financial Services, Inc.
Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence.

PRINCIPAL FUNDS
Plan, Institutional, & J Share Classes
Semiannual Report
April 30, 2008

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
As a shareholder of Principal Investors Fund, Inc., you incur two types of costs: (1) transaction costs (for Class J shares only), including contingent deferred sales charges; and under certain limited circumstances redemption fees or exchange fees; and (2) ongoing costs, including management fees; distribution fees (for certain share classes); and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Investors Fund, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 to April 30, 2008), unless otherwise noted.
     Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA or 403(b) accounts within Class J shares, respectively. Advisors Preferred, Advisors Select, Advisors Signature, Preferred and Select classes of shares may be purchased only through retirement plans. Such plans may impose fees in addition to those charged by the Fund. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.
     Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Investors Fund, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Actual Return
Bond & Mortgage Securities Fund
Advisors Preferred	$1,000.00	$973.71	$5.35	1.09%
Advisors Select	1,000.00	972.75	6.23	1.27
Advisors Signature	1,000.00	972.29	6.87	1.40
Class J	1,000.00	973.52	5.35	1.09
Institutional	1,000.00	975.66	2.55	0.52
Preferred	1,000.00	975.26	3.83	0.78
Select	1,000.00	974.03	4.42	0.90
Disciplined LargeCap Blend Fund
Advisors Preferred	1,000.00	900.45	5.39	1.14
Advisors Select	1,000.00	899.73	6.23	1.32
Advisors Signature	1,000.00	899.12	6.85	1.45
Institutional	1,000.00	902.81	2.70	0.57
Preferred	1,000.00	901.85	3.92	0.83
Select	1,000.00	901.29	4.49	0.95
Diversified International Fund
Advisors Preferred	1,000.00	876.39	6.90	1.48
Advisors Select	1,000.00	875.10	7.74	1.66
Advisors Signature	1,000.00	875.11	8.35	1.79
Class J	1,000.00	876.62	6.95	1.49
Institutional	1,000.00	878.71	4.25	0.91
Preferred	1,000.00	877.42	5.46	1.17
Select	1,000.00	876.82	6.02	1.29

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Actual Return
Equity Income Fund I
Institutional	$1,000.00	$891.52	$2.40	0.51%
Global Real Estate Securities Fund
Institutional	1,000.00	867.78	4.41	0.95
Government & High Quality Bond Fund
Advisors Preferred	1,000.00	1,006.84	4.89	0.98
Advisors Select	1,000.00	1,005.94	5.79	1.16
Advisors Signature	1,000.00	1,006.24	6.43	1.29
Class J	1,000.00	1,007.07	5.04	1.01
Institutional	1,000.00	1,010.65	2.05	0.41
Preferred	1,000.00	1,009.37	3.35	0.67
Select	1,000.00	1,008.77	3.95	0.79
High Quality Intermediate-Term Bond Fund
Advisors Preferred	1,000.00	969.00	4.80	0.98
Advisors Select	1,000.00	968.20	5.68	1.16
Advisors Signature	1,000.00	966.21	6.31	1.29
Class J	1,000.00	967.64	5.23	1.07
Institutional	1,000.00	971.18	2.01	0.41
Preferred	1,000.00	970.27	3.28	0.67
Select	1,000.00	968.99	3.87	0.79
High Yield Fund
Institutional	1,000.00	996.44	3.23	0.65
High Yield Fund II
Institutional	1,000.00	1,000.96	2.69	0.54
Income Fund
Institutional	1,000.00	1,031.96	2.53	0.50
Inflation Protection Fund
Advisors Preferred	1,000.00	980.61	4.78	0.97
Advisors Select	1,000.00	978.60	5.66	1.15
Advisors Signature	1,000.00	979.07	6.30	1.28
Class J	1,000.00	979.76	5.66	1.15
Institutional	1,000.00	983.42	1.97	0.40
Preferred	1,000.00	982.13	3.25	0.66
Select	1,000.00	981.54	3.84	0.78
International Emerging Markets Fund
Advisors Preferred	1,000.00	873.61	8.34	1.79
Advisors Select	1,000.00	872.79	9.17	1.97
Advisors Signature	1,000.00	872.23	9.78	2.10
Class J	1,000.00	873.56	8.25	1.77
Institutional	1,000.00	876.15	5.69	1.22
Preferred	1,000.00	874.79	6.90	1.48
Select	1,000.00	874.44	7.46	1.60
International Growth Fund
Advisors Preferred	1,000.00	872.69	7.22	1.55
Advisors Select	1,000.00	872.20	8.05	1.73
Advisors Signature	1,000.00	871.83	8.66	1.86
Class J	1,000.00	873.23	7.31	1.57
Institutional	1,000.00	875.56	4.57	0.98
Preferred	1,000.00	874.78	5.78	1.24
Select	1,000.00	873.95	6.34	1.36
LargeCap Growth Fund
Advisors Preferred	1,000.00	896.90	5.61	1.19
Advisors Select	1,000.00	897.17	6.46	1.37
Advisors Signature	1,000.00	896.85	7.07	1.50
Class J	1,000.00	897.59	6.23	1.32
Institutional	1,000.00	900.44	2.93	0.62
Preferred	1,000.00	899.09	4.16	0.88
Select	1,000.00	899.22	4.72	1.00
LargeCap S&P 500 Index Fund
Advisors Preferred	1,000.00	900.72	3.40	0.72
Advisors Select	1,000.00	899.67	4.25	0.90
Advisors Signature	1,000.00	899.09	4.86	1.03
Class J	1,000.00	900.43	3.21	0.68
Institutional	1,000.00	903.32	0.71	0.15
Preferred	1,000.00	902.65	1.94	0.41
Select	1,000.00	901.03	2.51	0.53
LargeCap Value Fund
Advisors Preferred	1,000.00	907.63	4.84	1.02
Advisors Select	1,000.00	907.61	5.69	1.20
Advisors Signature	1,000.00	906.43	6.30	1.33
Class J	1,000.00	907.14	5.03	1.06
Institutional	1,000.00	910.40	2.14	0.45
Preferred	1,000.00	908.76	3.37	0.71
Select	1,000.00	908.63	3.94	0.83

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Actual Return
MidCap Blend Fund
Advisors Preferred	$1,000.00	$935.40	$5.87	1.22%
Advisors Select	1,000.00	934.59	6.73	1.40
Advisors Signature	1,000.00	933.91	7.36	1.53
Class J	1,000.00	935.38	5.97	1.24
Institutional	1,000.00	937.75	3.13	0.65
Preferred	1,000.00	937.02	4.38	0.91
Select	1,000.00	936.33	4.96	1.03
MidCap Growth Fund
Advisors Preferred	1,000.00	955.01	6.03	1.24
Advisors Select	1,000.00	954.35	6.90	1.42
Advisors Signature	1,000.00	953.20	7.53	1.55
Class J	1,000.00	952.69	6.89	1.42
Institutional	1,000.00	958.05	3.26	0.67
Preferred	1,000.00	956.01	4.52	0.93
Select	1,000.00	955.59	5.11	1.05
MidCap S&P 400 Index Fund
Advisors Preferred	1,000.00	927.77	3.50	0.73
Advisors Select	1,000.00	927.10	4.36	0.91
Advisors Signature	1,000.00	926.34	4.98	1.04
Class J	1,000.00	927.57	3.79	0.79
Institutional	1,000.00	931.07	0.77	0.16
Preferred	1,000.00	929.11	2.01	0.42
Select	1,000.00	929.00	2.59	0.54
MidCap Stock Fund
Institutional	1,000.00	907.42	3.60	0.76
MidCap Value Fund
Advisors Preferred	1,000.00	892.03	5.79	1.23
Advisors Select	1,000.00	891.41	6.63	1.41
Advisors Signature	1,000.00	890.65	7.24	1.54
Class J	1,000.00	892.08	5.83	1.24
Institutional	1,000.00	894.52	3.11	0.66
Preferred	1,000.00	894.00	4.33	0.92
Select	1,000.00	893.51	4.90	1.04
Money Market Fund
Advisors Preferred	1,000.00	1,016.40	4.76	0.95
Advisors Select	1,000.00	1,015.48	5.66	1.13
Advisors Signature	1,000.00	1,014.83	6.31	1.26
Class J	1,000.00	1,016.75	4.41	0.88
Institutional	1,000.00	1,019.29	1.91	0.38
Preferred	1,000.00	1,017.97	3.21	0.64
Select	1,000.00	1,017.36	3.81	0.76
Mortgage Securities Fund
Institutional	1,000.00	1,036.46	2.53	0.50
Partners Global Equity Fund
Advisors Preferred	1,000.00	900.53	7.47	1.58
Advisors Select	1,000.00	899.06	8.31	1.76
Advisors Signature	1,000.00	898.85	8.92	1.89
Institutional	1,000.00	902.94	4.78	1.01
Preferred	1,000.00	901.79	5.96	1.26
Select	1,000.00	901.60	6.48	1.37
Partners International Fund
Advisors Preferred	1,000.00	907.40	7.87	1.66
Advisors Select	1,000.00	906.26	8.72	1.84
Advisors Signature	1,000.00	905.93	9.34	1.97
Institutional	1,000.00	909.74	5.18	1.09
Preferred	1,000.00	908.79	6.41	1.35
Select	1,000.00	908.25	6.97	1.47
Partners LargeCap Blend Fund
Advisors Preferred	1,000.00	907.06	6.26	1.32
Advisors Select	1,000.00	905.76	7.11	1.50
Advisors Signature	1,000.00	905.19	7.72	1.63
Class J	1,000.00	906.76	6.21	1.31
Institutional	1,000.00	909.34	3.51	0.74
Preferred	1,000.00	907.98	4.79	1.01
Select	1,000.00	907.84	5.36	1.13
Partners LargeCap Blend Fund I
Advisors Preferred	1,000.00	886.16	4.74	1.01
Advisors Select	1,000.00	884.90	5.62	1.20
Advisors Signature	1,000.00	884.24	6.23	1.33
Class J	1,000.00	885.47	4.83	1.03
Institutional	1,000.00	888.48	2.07	0.44
Preferred	1,000.00	886.70	3.28	0.70
Select	1,000.00	887.16	3.85	0.82

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Actual Return
Partners LargeCap Growth Fund I
Advisors Preferred	$1,000.00	$881.50	$6.08	1.30%
Advisors Select	1,000.00	881.11	6.92	1.48
Advisors Signature	1,000.00	880.85	7.53	1.61
Class J	1,000.00	880.89	6.78	1.45
Institutional	1,000.00	884.25	3.42	0.73
Preferred	1,000.00	882.39	4.63	0.99
Select	1,000.00	882.10	5.19	1.11
Partners LargeCap Growth Fund II
Advisors Preferred	1,000.00	932.39	7.25	1.51
Advisors Select	1,000.00	932.45	8.12	1.69
Advisors Signature	1,000.00	932.46	8.74	1.82
Class J	1,000.00	933.09	7.93	1.65
Institutional	1,000.00	936.31	4.48	0.93
Preferred	1,000.00	934.98	5.77	1.20
Select	1,000.00	933.44	6.35	1.32
Partners LargeCap Value Fund
Advisors Preferred	1,000.00	872.10	6.24	1.34
Advisors Select	1,000.00	871.12	7.07	1.52
Advisors Signature	1,000.00	870.10	7.67	1.65
Class J	1,000.00	871.61	6.38	1.37
Institutional	1,000.00	874.41	3.59	0.77
Preferred	1,000.00	872.51	4.80	1.03
Select	1,000.00	872.82	5.35	1.15
Partners LargeCap Value Fund I
Advisors Preferred	1,000.00	879.60	6.40	1.37
Advisors Select	1,000.00	878.94	7.24	1.55
Advisors Signature	1,000.00	878.15	7.85	1.68
Institutional	1,000.00	882.08	3.74	0.80
Preferred	1,000.00	880.84	4.96	1.06
Select	1,000.00	880.19	5.52	1.18
Partners LargeCap Value Fund II
Advisors Preferred	1,000.00	884.86	6.70	1.43
Advisors Select	1,000.00	883.88	7.54	1.61
Advisors Signature	1,000.00	884.20	8.15	1.74
Institutional	1,000.00	887.04	4.03	0.86
Preferred	1,000.00	886.22	5.25	1.12
Select	1,000.00	886.03	5.81	1.24
Partners MidCap Growth Fund
Advisors Preferred	1,000.00	900.87	7.37	1.56
Advisors Select	1,000.00	900.58	8.22	1.74
Advisors Signature	1,000.00	899.43	8.83	1.87
Class J	1,000.00	901.39	7.94	1.68
Institutional	1,000.00	903.95	4.69	0.99
Preferred	1,000.00	902.90	5.91	1.25
Select	1,000.00	901.66	6.48	1.37
Partners MidCap Growth Fund I
Advisors Preferred	1,000.00	920.57	7.54	1.58
Advisors Select	1,000.00	919.19	8.40	1.76
Advisors Signature	1,000.00	919.19	9.02	1.89
Institutional	1,000.00	923.30	4.83	1.01
Preferred	1,000.00	921.84	6.07	1.27
Select	1,000.00	922.15	6.64	1.39
Partners MidCap Growth Fund II
Advisors Preferred	1,000.00	869.33	7.34	1.58
Advisors Select	1,000.00	868.61	8.18	1.76
Advisors Signature	1,000.00	868.00	8.78	1.89
Institutional	1,000.00	872.37	4.70	1.01
Preferred	1,000.00	870.63	5.91	1.27
Select	1,000.00	870.85	6.47	1.39
Partners MidCap Value Fund
Advisors Preferred	1,000.00	885.99	7.41	1.58
Advisors Select	1,000.00	885.17	8.25	1.76
Advisors Signature	1,000.00	884.03	8.85	1.89
Class J	1,000.00	885.50	7.45	1.59
Institutional	1,000.00	888.10	4.74	1.01
Preferred	1,000.00	887.26	5.96	1.27
Select	1,000.00	886.73	6.52	1.39
Partners MidCap Value Fund I
Advisors Preferred	1,000.00	937.45	7.56	1.57
Advisors Select	1,000.00	937.67	8.43	1.75
Advisors Signature	1,000.00	936.29	9.05	1.88
Institutional	1,000.00	941.02	4.83	1.00
Preferred	1,000.00	939.25	6.08	1.26
Select	1,000.00	939.33	6.65	1.38

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to		Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)		Expense Ratio
Based On Actual Return
Partners SmallCap Blend Fund
Advisors Preferred	$1,000.00	$869.35	$7.34		1.58%
Advisors Select	1,000.00	868.44	8.18		1.76
Advisors Signature	1,000.00	868.09	8.78		1.89
Institutional	1,000.00	871.53	4.70		1.01
Preferred	1,000.00	870.32	5.91		1.27
Select	1,000.00	870.06	6.46		1.39
Partners SmallCap Growth Fund I
Advisors Preferred	1,000.00	820.61	7.60		1.68
Advisors Select	1,000.00	819.75	8.42		1.86
Advisors Signature	1,000.00	818.89	9.00		1.99
Class J	1,000.00	819.08	9.23		2.04
Institutional	1,000.00	822.33	5.03		1.11
Preferred	1,000.00	821.86	6.21		1.37
Select	1,000.00	821.27	6.75		1.49
Partners SmallCap Growth Fund II
Advisors Preferred	1,000.00	828.90	7.14		1.57
Advisors Select	1,000.00	827.90	7.95		1.75
Advisors Signature	1,000.00	826.28	8.54		1.88
Class J	1,000.00	826.16	8.58		1.89
Institutional	1,000.00	830.92	4.55		1.00
Preferred	1,000.00	828.86	5.73		1.26
Select	1,000.00	828.79	6.27		1.38
Partners SmallCap Growth Fund III
Advisors Preferred	1,000.00	800.84	7.52		1.68
Advisors Select	1,000.00	800.33	8.33		1.86
Advisors Signature	1,000.00	799.23	8.90		1.99
Institutional	1,000.00	803.67	4.98		1.11
Preferred	1,000.00	802.40	6.14		1.37
Select	1,000.00	802.27	6.68		1.49
Partners SmallCap Value Fund
Advisors Preferred	1,000.00	891.05	7.48		1.59
Advisors Select	1,000.00	889.67	8.32		1.77
Advisors Signature	1,000.00	889.09	8.92		1.90
Class J	1,000.00	888.80	8.97		1.91
Institutional	1,000.00	893.21	4.80		1.02
Preferred	1,000.00	892.42	6.02		1.28
Select	1,000.00	891.35	6.58		1.40
Partners SmallCap Value Fund I
Advisors Preferred	1,000.00	867.74	7.34		1.58
Advisors Select	1,000.00	867.32	8.17		1.76
Advisors Signature	1,000.00	866.84	8.77		1.89
Institutional	1,000.00	870.79	4.70		1.01
Preferred	1,000.00	869.61	5.90		1.27
Select	1,000.00	868.82	6.46		1.39
Partners SmallCap Value Fund II
Advisors Preferred	1,000.00	858.06	7.30		1.58
Advisors Select	1,000.00	857.62	8.13		1.76
Advisors Signature	1,000.00	856.95	8.73		1.89
Institutional	1,000.00	860.38	4.67		1.01
Preferred	1,000.00	859.15	5.87		1.27
Select	1,000.00	859.03	6.42		1.39
Preferred Securities Fund
Advisors Preferred	1,000.00	976.02	6.44		1.31
Advisors Select	1,000.00	976.13	7.32		1.49
Advisors Signature	1,000.00	975.55	7.96		1.62
Class J	1,000.00	976.00	6.98		1.42
Institutional	1,000.00	978.86	3.64		0.74
Preferred	1,000.00	977.55	4.92		1.00
Select	1,000.00	977.94	5.51		1.12
Principal LifeTime 2010 Fund
Advisors Preferred	1,000.00	923.00	3.35		0.70
Advisors Select	1,000.00	922.50	4.21		0.88
Advisors Signature	1,000.00	921.63	4.83		1.01
Class J	1,000.00	923.70	2.92		0.61
Institutional	1,000.00	925.42	0.62		0.13
Preferred	1,000.00	924.73	1.87		0.39
Select	1,000.00	924.18	2.44		0.51
Principal LifeTime 2015 Fund
Advisors Preferred	1,000.00	1,030.00	1.25	(b)	0.74
Advisors Select	1,000.00	1,030.00	1.56	(b)	0.92
Advisors Signature	1,000.00	1,030.00	1.78	(b)	1.05
Institutional	1,000.00	1,031.00	0.29	(b)	0.17
Preferred	1,000.00	1,030.00	0.73	(b)	0.43
Select	1,000.00	1,031.00	0.93	(b)	0.55

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to		Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)		Expense Ratio
Based On Actual Return
Principal LifeTime 2020 Fund
Advisors Preferred	$1,000.00	$913.38	$3.28		0.69%
Advisors Select	1,000.00	912.74	4.14		0.87
Advisors Signature	1,000.00	911.99	4.75		1.00
Class J	1,000.00	914.09	2.86		0.60
Institutional	1,000.00	915.99	0.57		0.12
Preferred	1,000.00	914.56	1.81		0.38
Select	1,000.00	913.98	2.38		0.50
Principal LifeTime 2025 Fund
Advisors Preferred	1,000.00	1,037.00	1.26	(b)	0.74
Advisors Select	1,000.00	1,037.00	1.56	(b)	0.92
Advisors Signature	1,000.00	1,037.00	1.78	(b)	1.05
Institutional	1,000.00	1,038.00	0.29	(b)	0.17
Preferred	1,000.00	1,038.00	0.73	(b)	0.43
Select	1,000.00	1,038.00	0.93	(b)	0.55
Principal LifeTime 2030 Fund
Advisors Preferred	1,000.00	904.72	3.27		0.69
Advisors Select	1,000.00	903.96	4.12		0.87
Advisors Signature	1,000.00	903.61	4.73		1.00
Class J	1,000.00	905.07	2.94		0.62
Institutional	1,000.00	907.58	0.57		0.12
Preferred	1,000.00	906.40	1.80		0.38
Select	1,000.00	906.35	2.37		0.50
Principal LifeTime 2035 Fund
Advisors Preferred	1,000.00	1,042.00	1.26	(b)	0.74
Advisors Select	1,000.00	1,042.00	1.57	(b)	0.92
Advisors Signature	1,000.00	1,041.00	1.79	(b)	1.05
Institutional	1,000.00	1,043.00	0.29	(b)	0.17
Preferred	1,000.00	1,043.00	0.73	(b)	0.43
Select	1,000.00	1,042.00	0.94	(b)	0.55
Principal LifeTime 2040 Fund
Advisors Preferred	1,000.00	898.91	3.30		0.70
Advisors Select	1,000.00	898.36	4.15		0.88
Advisors Signature	1,000.00	897.43	4.76		1.01
Class J	1,000.00	899.00	3.21		0.68
Institutional	1,000.00	901.68	0.61		0.13
Preferred	1,000.00	900.31	1.84		0.39
Select	1,000.00	900.06	2.41		0.51
Principal LifeTime 2045 Fund
Advisors Preferred	1,000.00	1,046.00	1.26	(b)	0.74
Advisors Select	1,000.00	1,045.00	1.57	(b)	0.92
Advisors Signature	1,000.00	1,045.00	1.79	(b)	1.05
Institutional	1,000.00	1,047.00	0.29	(b)	0.17
Preferred	1,000.00	1,046.00	0.73	(b)	0.43
Select	1,000.00	1,046.00	0.94	(b)	0.55
Principal LifeTime 2050 Fund
Advisors Preferred	1,000.00	895.88	3.30		0.70
Advisors Select	1,000.00	894.79	4.15		0.88
Advisors Signature	1,000.00	894.47	4.76		1.01
Class J	1,000.00	895.10	3.63		0.77
Institutional	1,000.00	897.79	0.61		0.13
Preferred	1,000.00	897.27	1.84		0.39
Select	1,000.00	896.58	2.40		0.51
Principal LifeTime 2055 Fund
Advisors Preferred	1,000.00	1,046.00	1.26	(b)	0.74
Advisors Select	1,000.00	1,046.00	1.57	(b)	0.92
Advisors Signature	1,000.00	1,046.00	1.79	(b)	1.05
Institutional	1,000.00	1,047.00	0.29	(b)	0.17
Preferred	1,000.00	1,047.00	0.73	(b)	0.43
Select	1,000.00	1,047.00	0.94	(b)	0.55
Principal LifeTime Strategic Income Fund
Advisors Preferred	1,000.00	947.17	3.39		0.70
Advisors Select	1,000.00	946.26	4.26		0.88
Advisors Signature	1,000.00	946.77	4.89		1.01
Class J	1,000.00	948.25	3.05		0.63
Institutional	1,000.00	950.04	0.63		0.13
Preferred	1,000.00	948.96	1.89		0.39
Select	1,000.00	948.42	2.47		0.51
Real Estate Securities Fund
Advisors Preferred	1,000.00	924.70	6.75		1.41
Advisors Select	1,000.00	924.00	7.61		1.59
Advisors Signature	1,000.00	923.87	8.23		1.72
Class J	1,000.00	924.72	6.99		1.46
Institutional	1,000.00	927.74	4.03		0.84
Preferred	1,000.00	926.57	5.27		1.10
Select	1,000.00	926.12	5.84		1.22

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Actual Return
SAM Balanced Portfolio
Advisors Preferred	$1,000.00	$940.25	$4.29	0.89%
Advisors Select	1,000.00	939.44	5.16	1.07
Advisors Signature	1,000.00	938.84	5.78	1.20
Class J	1,000.00	940.16	4.58	0.95
Institutional	1,000.00	943.59	1.55	0.32
Preferred	1,000.00	942.35	2.80	0.58
Select	1,000.00	941.20	3.38	0.70
SAM Conservative Balanced Portfolio
Advisors Preferred	1,000.00	968.52	4.36	0.89
Advisors Select	1,000.00	968.49	5.24	1.07
Advisors Signature	1,000.00	967.84	5.87	1.20
Class J	1,000.00	968.23	4.65	0.95
Institutional	1,000.00	971.26	1.57	0.32
Preferred	1,000.00	970.87	2.84	0.58
Select	1,000.00	970.28	3.43	0.70
SAM Conservative Growth Portfolio
Advisors Preferred	1,000.00	914.62	4.24	0.89
Advisors Select	1,000.00	913.46	5.09	1.07
Advisors Signature	1,000.00	913.38	5.71	1.20
Class J	1,000.00	914.61	4.52	0.95
Institutional	1,000.00	917.38	1.53	0.32
Preferred	1,000.00	916.65	2.76	0.58
Select	1,000.00	915.89	3.33	0.70
SAM Flexible Income Portfolio
Advisors Preferred	1,000.00	990.82	4.41	0.89
Advisors Select	1,000.00	989.96	5.29	1.07
Advisors Signature	1,000.00	990.16	5.94	1.20
Class J	1,000.00	989.64	4.70	0.95
Institutional	1,000.00	993.64	1.59	0.32
Preferred	1,000.00	993.21	2.87	0.58
Select	1,000.00	992.61	3.47	0.70
SAM Strategic Growth Portfolio
Advisors Preferred	1,000.00	899.25	4.20	0.89
Advisors Select	1,000.00	898.06	5.05	1.07
Advisors Signature	1,000.00	897.80	5.66	1.20
Class J	1,000.00	899.16	4.49	0.95
Institutional	1,000.00	901.80	1.51	0.32
Preferred	1,000.00	900.81	2.74	0.58
Select	1,000.00	899.62	3.31	0.70
Short-Term Bond Fund
Advisors Preferred	1,000.00	974.89	4.81	0.98
Advisors Select	1,000.00	972.92	5.69	1.16
Advisors Signature	1,000.00	973.21	6.33	1.29
Class J	1,000.00	974.22	5.10	1.04
Institutional	1,000.00	977.56	2.02	0.41
Preferred	1,000.00	976.22	3.29	0.67
Select	1,000.00	975.50	3.88	0.79
Short-Term Income Fund
Institutional	1,000.00	1,025.41	2.42	0.48
SmallCap Blend Fund
Advisors Preferred	1,000.00	866.12	6.17	1.33
Advisors Select	1,000.00	865.22	7.00	1.51
Advisors Signature	1,000.00	865.00	7.60	1.64
Class J	1,000.00	866.83	4.87	1.05
Institutional	1,000.00	868.52	3.53	0.76
Preferred	1,000.00	867.08	4.74	1.02
Select	1,000.00	866.59	5.29	1.14
SmallCap Growth Fund
Advisors Preferred	1,000.00	851.67	6.08	1.32
Advisors Select	1,000.00	851.02	6.90	1.50
Advisors Signature	1,000.00	849.89	7.50	1.63
Class J	1,000.00	851.57	6.58	1.43
Institutional	1,000.00	854.15	3.46	0.75
Preferred	1,000.00	852.54	4.65	1.01
Select	1,000.00	851.64	5.20	1.13
SmallCap S&P 600 Index Fund
Advisors Preferred	1,000.00	882.05	3.42	0.73
Advisors Select	1,000.00	881.23	4.26	0.91
Advisors Signature	1,000.00	880.83	4.86	1.04
Class J	1,000.00	881.55	3.88	0.83
Institutional	1,000.00	884.60	0.75	0.16
Preferred	1,000.00	883.06	1.97	0.42
Select	1,000.00	882.81	2.53	0.54

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Actual Return
SmallCap Value Fund
Advisors Preferred	$1,000.00	$890.80	$6.21	1.32%
Advisors Select	1,000.00	890.29	7.05	1.50
Advisors Signature	1,000.00	889.72	7.66	1.63
Class J	1,000.00	890.82	6.44	1.37
Institutional	1,000.00	893.43	3.53	0.75
Preferred	1,000.00	892.39	4.75	1.01
Select	1,000.00	891.89	5.32	1.13
Ultra Short Bond Fund
Advisors Preferred	1,000.00	912.95	4.66	0.98
Advisors Select	1,000.00	911.90	5.51	1.16
Advisors Signature	1,000.00	912.34	6.13	1.29
Class J	1,000.00	913.25	5.14	1.08
Institutional	1,000.00	915.10	1.95	0.41
Preferred	1,000.00	914.73	3.19	0.67
Select	1,000.00	914.58	3.81	0.80
West Coast Equity Fund
Institutional	1,000.00	900.53	2.36	0.50

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period (March 1, 2008 to April 30, 2008), multiplied by 61/366 (to reflect the period since inception).

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Assumed 5% Return
Bond & Mortgage Securities Fund
Advisors Preferred	$1,000.00	$1,019.44	$5.47	1.09%
Advisors Select	1,000.00	1,018.55	6.37	1.27
Advisors Signature	1,000.00	1,017.90	7.02	1.40
Class J	1,000.00	1,019.44	5.47	1.09
Institutional	1,000.00	1,022.28	2.61	0.52
Preferred	1,000.00	1,020.98	3.92	0.78
Select	1,000.00	1,020.39	4.52	0.90
Disciplined LargeCap Blend Fund
Advisors Preferred	1,000.00	1,019.19	5.72	1.14
Advisors Select	1,000.00	1,018.30	6.62	1.32
Advisors Signature	1,000.00	1,017.65	7.27	1.45
Institutional	1,000.00	1,022.03	2.87	0.57
Preferred	1,000.00	1,020.74	4.17	0.83
Select	1,000.00	1,020.14	4.77	0.95
Diversified International Fund
Advisors Preferred	1,000.00	1,017.50	7.42	1.48
Advisors Select	1,000.00	1,016.61	8.32	1.66
Advisors Signature	1,000.00	1,015.96	8.97	1.79
Class J	1,000.00	1,017.45	7.47	1.49
Institutional	1,000.00	1,020.34	4.57	0.91
Preferred	1,000.00	1,019.05	5.87	1.17
Select	1,000.00	1,018.45	6.47	1.29
Equity Income Fund I
Institutional	1,000.00	1,022.33	2.56	0.51
Global Real Estate Securities Fund
Institutional	1,000.00	1,020.14	4.77	0.95
Government & High Quality Bond Fund
Advisors Preferred	1,000.00	1,019.99	4.92	0.98
Advisors Select	1,000.00	1,019.10	5.82	1.16
Advisors Signature	1,000.00	1,018.45	6.47	1.29
Class J	1,000.00	1,019.84	5.07	1.01
Institutional	1,000.00	1,022.82	2.06	0.41
Preferred	1,000.00	1,021.53	3.37	0.67
Select	1,000.00	1,020.93	3.97	0.79
High Quality Intermediate-Term Bond Fund
Advisors Preferred	1,000.00	1,019.99	4.92	0.98
Advisors Select	1,000.00	1,019.10	5.82	1.16
Advisors Signature	1,000.00	1,018.45	6.47	1.29
Class J	1,000.00	1,019.54	5.37	1.07
Institutional	1,000.00	1,022.82	2.06	0.41
Preferred	1,000.00	1,021.53	3.37	0.67
Select	1,000.00	1,020.93	3.97	0.79
High Yield Fund
Institutional	1,000.00	1,021.63	3.27	0.65
High Yield Fund II
Institutional	1,000.00	1,022.18	2.72	0.54
Income Fund
Institutional	1,000.00	1,022.38	2.51	0.50
Inflation Protection Fund
Advisors Preferred	1,000.00	1,020.04	4.87	0.97
Advisors Select	1,000.00	1,019.14	5.77	1.15
Advisors Signature	1,000.00	1,018.50	6.42	1.28
Class J	1,000.00	1,019.14	5.77	1.15
Institutional	1,000.00	1,022.87	2.01	0.40
Preferred	1,000.00	1,021.58	3.32	0.66
Select	1,000.00	1,020.98	3.92	0.78
International Emerging Markets Fund
Advisors Preferred	1,000.00	1,015.96	8.97	1.79
Advisors Select	1,000.00	1,015.07	9.87	1.97
Advisors Signature	1,000.00	1,014.42	10.52	2.10
Class J	1,000.00	1,016.06	8.87	1.77
Institutional	1,000.00	1,018.80	6.12	1.22
Preferred	1,000.00	1,017.50	7.42	1.48
Select	1,000.00	1,016.91	8.02	1.60
International Growth Fund
Advisors Preferred	1,000.00	1,017.16	7.77	1.55
Advisors Select	1,000.00	1,016.26	8.67	1.73
Advisors Signature	1,000.00	1,015.61	9.32	1.86
Class J	1,000.00	1,017.06	7.87	1.57
Institutional	1,000.00	1,019.99	4.92	0.98
Preferred	1,000.00	1,018.70	6.22	1.24
Select	1,000.00	1,018.10	6.82	1.36

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Assumed 5% Return
LargeCap Growth Fund
Advisors Preferred	$1,000.00	$1,018.95	$5.97	1.19%
Advisors Select	1,000.00	1,018.05	6.87	1.37
Advisors Signature	1,000.00	1,017.40	7.52	1.50
Class J	1,000.00	1,018.30	6.62	1.32
Institutional	1,000.00	1,021.78	3.12	0.62
Preferred	1,000.00	1,020.49	4.42	0.88
Select	1,000.00	1,019.89	5.02	1.00
LargeCap S&P 500 Index Fund
Advisors Preferred	1,000.00	1,021.28	3.62	0.72
Advisors Select	1,000.00	1,020.39	4.52	0.90
Advisors Signature	1,000.00	1,019.74	5.17	1.03
Class J	1,000.00	1,021.48	3.42	0.68
Institutional	1,000.00	1,024.12	0.75	0.15
Preferred	1,000.00	1,022.82	2.06	0.41
Select	1,000.00	1,022.23	2.66	0.53
LargeCap Value Fund
Advisors Preferred	1,000.00	1,019.79	5.12	1.02
Advisors Select	1,000.00	1,018.90	6.02	1.20
Advisors Signature	1,000.00	1,018.25	6.67	1.33
Class J	1,000.00	1,019.59	5.32	1.06
Institutional	1,000.00	1,022.63	2.26	0.45
Preferred	1,000.00	1,021.33	3.57	0.71
Select	1,000.00	1,020.74	4.17	0.83
MidCap Blend Fund
Advisors Preferred	1,000.00	1,018.80	6.12	1.22
Advisors Select	1,000.00	1,017.90	7.02	1.40
Advisors Signature	1,000.00	1,017.26	7.67	1.53
Class J	1,000.00	1,018.70	6.22	1.24
Institutional	1,000.00	1,021.63	3.27	0.65
Preferred	1,000.00	1,020.34	4.57	0.91
Select	1,000.00	1,019.74	5.17	1.03
MidCap Growth Fund
Advisors Preferred	1,000.00	1,018.70	6.22	1.24
Advisors Select	1,000.00	1,017.80	7.12	1.42
Advisors Signature	1,000.00	1,017.16	7.77	1.55
Class J	1,000.00	1,017.80	7.12	1.42
Institutional	1,000.00	1,021.53	3.37	0.67
Preferred	1,000.00	1,020.24	4.67	0.93
Select	1,000.00	1,019.64	5.27	1.05
MidCap S&P 400 Index Fund
Advisors Preferred	1,000.00	1,021.23	3.67	0.73
Advisors Select	1,000.00	1,020.34	4.57	0.91
Advisors Signature	1,000.00	1,019.69	5.22	1.04
Class J	1,000.00	1,020.93	3.97	0.79
Institutional	1,000.00	1,024.07	0.81	0.16
Preferred	1,000.00	1,022.77	2.11	0.42
Select	1,000.00	1,022.18	2.72	0.54
MidCap Stock Fund
Institutional	1,000.00	1,021.08	3.82	0.76
MidCap Value Fund
Advisors Preferred	1,000.00	1,018.75	6.17	1.23
Advisors Select	1,000.00	1,017.85	7.07	1.41
Advisors Signature	1,000.00	1,017.21	7.72	1.54
Class J	1,000.00	1,018.70	6.22	1.24
Institutional	1,000.00	1,021.58	3.32	0.66
Preferred	1,000.00	1,020.29	4.62	0.92
Select	1,000.00	1,019.69	5.22	1.04
Money Market Fund
Advisors Preferred	1,000.00	1,020.14	4.77	0.95
Advisors Select	1,000.00	1,019.24	5.67	1.13
Advisors Signature	1,000.00	1,018.60	6.32	1.26
Class J	1,000.00	1,020.49	4.42	0.88
Institutional	1,000.00	1,022.97	1.91	0.38
Preferred	1,000.00	1,021.68	3.22	0.64
Select	1,000.00	1,021.08	3.82	0.76
Mortgage Securities Fund
Institutional	1,000.00	1,022.38	2.51	0.50
Partners Global Equity Fund
Advisors Preferred	1,000.00	1,017.01	7.92	1.58
Advisors Select	1,000.00	1,016.11	8.82	1.76
Advisors Signature	1,000.00	1,015.47	9.47	1.89
Institutional	1,000.00	1,019.84	5.07	1.01
Preferred	1,000.00	1,018.60	6.32	1.26
Select	1,000.00	1,018.05	6.87	1.37

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Assumed 5% Return
Partners International Fund
Advisors Preferred	$1,000.00	$1,016.61	$8.32	1.66%
Advisors Select	1,000.00	1,015.71	9.22	1.84
Advisors Signature	1,000.00	1,015.07	9.87	1.97
Institutional	1,000.00	1,019.44	5.47	1.09
Preferred	1,000.00	1,018.15	6.77	1.35
Select	1,000.00	1,017.55	7.37	1.47
Partners LargeCap Blend Fund
Advisors Preferred	1,000.00	1,018.30	6.62	1.32
Advisors Select	1,000.00	1,017.40	7.52	1.50
Advisors Signature	1,000.00	1,016.76	8.17	1.63
Class J	1,000.00	1,018.35	6.57	1.31
Institutional	1,000.00	1,021.18	3.72	0.74
Preferred	1,000.00	1,019.84	5.07	1.01
Select	1,000.00	1,019.24	5.67	1.13
Partners LargeCap Blend Fund I
Advisors Preferred	1,000.00	1,019.84	5.07	1.01
Advisors Select	1,000.00	1,018.90	6.02	1.20
Advisors Signature	1,000.00	1,018.25	6.67	1.33
Class J	1,000.00	1,019.74	5.17	1.03
Institutional	1,000.00	1,022.68	2.21	0.44
Preferred	1,000.00	1,021.38	3.52	0.70
Select	1,000.00	1,020.79	4.12	0.82
Partners LargeCap Growth Fund I
Advisors Preferred	1,000.00	1,018.40	6.52	1.30
Advisors Select	1,000.00	1,017.50	7.42	1.48
Advisors Signature	1,000.00	1,016.86	8.07	1.61
Class J	1,000.00	1,017.65	7.27	1.45
Institutional	1,000.00	1,021.23	3.67	0.73
Preferred	1,000.00	1,019.94	4.97	0.99
Select	1,000.00	1,019.34	5.57	1.11
Partners LargeCap Growth Fund II
Advisors Preferred	1,000.00	1,017.35	7.57	1.51
Advisors Select	1,000.00	1,016.46	8.47	1.69
Advisors Signature	1,000.00	1,015.81	9.12	1.82
Class J	1,000.00	1,016.66	8.27	1.65
Institutional	1,000.00	1,020.24	4.67	0.93
Preferred	1,000.00	1,018.90	6.02	1.20
Select	1,000.00	1,018.30	6.62	1.32
Partners LargeCap Value Fund
Advisors Preferred	1,000.00	1,018.20	6.72	1.34
Advisors Select	1,000.00	1,017.30	7.62	1.52
Advisors Signature	1,000.00	1,016.66	8.27	1.65
Class J	1,000.00	1,018.05	6.87	1.37
Institutional	1,000.00	1,021.03	3.87	0.77
Preferred	1,000.00	1,019.74	5.17	1.03
Select	1,000.00	1,019.14	5.77	1.15
Partners LargeCap Value Fund I
Advisors Preferred	1,000.00	1,018.05	6.87	1.37
Advisors Select	1,000.00	1,017.16	7.77	1.55
Advisors Signature	1,000.00	1,016.51	8.42	1.68
Institutional	1,000.00	1,020.89	4.02	0.80
Preferred	1,000.00	1,019.59	5.32	1.06
Select	1,000.00	1,019.00	5.92	1.18
Partners LargeCap Value Fund II
Advisors Preferred	1,000.00	1,017.75	7.17	1.43
Advisors Select	1,000.00	1,016.86	8.07	1.61
Advisors Signature	1,000.00	1,016.21	8.72	1.74
Institutional	1,000.00	1,020.59	4.32	0.86
Preferred	1,000.00	1,019.29	5.62	1.12
Select	1,000.00	1,018.70	6.22	1.24
Partners MidCap Growth Fund
Advisors Preferred	1,000.00	1,017.11	7.82	1.56
Advisors Select	1,000.00	1,016.21	8.72	1.74
Advisors Signature	1,000.00	1,015.56	9.37	1.87
Class J	1,000.00	1,016.51	8.42	1.68
Institutional	1,000.00	1,019.94	4.97	0.99
Preferred	1,000.00	1,018.65	6.27	1.25
Select	1,000.00	1,018.05	6.87	1.37
Partners MidCap Growth Fund I
Advisors Preferred	1,000.00	1,017.01	7.92	1.58
Advisors Select	1,000.00	1,016.11	8.82	1.76
Advisors Signature	1,000.00	1,015.47	9.47	1.89
Institutional	1,000.00	1,019.84	5.07	1.01
Preferred	1,000.00	1,018.55	6.37	1.27
Select	1,000.00	1,017.95	6.97	1.39

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Assumed 5% Return
Partners MidCap Growth Fund II
Advisors Preferred	$1,000.00	$1,017.01	$7.92	1.58%
Advisors Select	1,000.00	1,016.11	8.82	1.76
Advisors Signature	1,000.00	1,015.47	9.47	1.89
Institutional	1,000.00	1,019.84	5.07	1.01
Preferred	1,000.00	1,018.55	6.37	1.27
Select	1,000.00	1,017.95	6.97	1.39
Partners MidCap Value Fund
Advisors Preferred	1,000.00	1,017.01	7.92	1.58
Advisors Select	1,000.00	1,016.11	8.82	1.76
Advisors Signature	1,000.00	1,015.47	9.47	1.89
Class J	1,000.00	1,016.96	7.97	1.59
Institutional	1,000.00	1,019.84	5.07	1.01
Preferred	1,000.00	1,018.55	6.37	1.27
Select	1,000.00	1,017.95	6.97	1.39
Partners MidCap Value Fund I
Advisors Preferred	1,000.00	1,017.06	7.87	1.57
Advisors Select	1,000.00	1,016.16	8.77	1.75
Advisors Signature	1,000.00	1,015.51	9.42	1.88
Institutional	1,000.00	1,019.89	5.02	1.00
Preferred	1,000.00	1,018.60	6.32	1.26
Select	1,000.00	1,018.00	6.92	1.38
Partners SmallCap Blend Fund
Advisors Preferred	1,000.00	1,017.01	7.92	1.58
Advisors Select	1,000.00	1,016.11	8.82	1.76
Advisors Signature	1,000.00	1,015.47	9.47	1.89
Institutional	1,000.00	1,019.84	5.07	1.01
Preferred	1,000.00	1,018.55	6.37	1.27
Select	1,000.00	1,017.95	6.97	1.39
Partners SmallCap Growth Fund I
Advisors Preferred	1,000.00	1,016.51	8.42	1.68
Advisors Select	1,000.00	1,015.61	9.32	1.86
Advisors Signature	1,000.00	1,014.97	9.97	1.99
Class J	1,000.00	1,014.72	10.22	2.04
Institutional	1,000.00	1,019.34	5.57	1.11
Preferred	1,000.00	1,018.05	6.87	1.37
Select	1,000.00	1,017.45	7.47	1.49
Partners SmallCap Growth Fund II
Advisors Preferred	1,000.00	1,017.06	7.87	1.57
Advisors Select	1,000.00	1,016.16	8.77	1.75
Advisors Signature	1,000.00	1,015.51	9.42	1.88
Class J	1,000.00	1,015.47	9.47	1.89
Institutional	1,000.00	1,019.89	5.02	1.00
Preferred	1,000.00	1,018.60	6.32	1.26
Select	1,000.00	1,018.00	6.92	1.38
Partners SmallCap Growth Fund III
Advisors Preferred	1,000.00	1,016.51	8.42	1.68
Advisors Select	1,000.00	1,015.61	9.32	1.86
Advisors Signature	1,000.00	1,014.97	9.97	1.99
Institutional	1,000.00	1,019.34	5.57	1.11
Preferred	1,000.00	1,018.05	6.87	1.37
Select	1,000.00	1,017.45	7.47	1.49
Partners SmallCap Value Fund
Advisors Preferred	1,000.00	1,016.96	7.97	1.59
Advisors Select	1,000.00	1,016.06	8.87	1.77
Advisors Signature	1,000.00	1,015.42	9.52	1.90
Class J	1,000.00	1,015.37	9.57	1.91
Institutional	1,000.00	1,019.79	5.12	1.02
Preferred	1,000.00	1,018.50	6.42	1.28
Select	1,000.00	1,017.90	7.02	1.40
Partners SmallCap Value Fund I
Advisors Preferred	1,000.00	1,017.01	7.92	1.58
Advisors Select	1,000.00	1,016.11	8.82	1.76
Advisors Signature	1,000.00	1,015.47	9.47	1.89
Institutional	1,000.00	1,019.84	5.07	1.01
Preferred	1,000.00	1,018.55	6.37	1.27
Select	1,000.00	1,017.95	6.97	1.39
Partners SmallCap Value Fund II
Advisors Preferred	1,000.00	1,017.01	7.92	1.58
Advisors Select	1,000.00	1,016.11	8.82	1.76
Advisors Signature	1,000.00	1,015.47	9.47	1.89
Institutional	1,000.00	1,019.84	5.07	1.01
Preferred	1,000.00	1,018.55	6.37	1.27
Select	1,000.00	1,017.95	6.97	1.39

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to		Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)		Expense Ratio
Based On Assumed 5% Return
Preferred Securities Fund
Advisors Preferred	$1,000.00	$1,018.35	$6.57		1.31%
Advisors Select	1,000.00	1,017.45	7.47		1.49
Advisors Signature	1,000.00	1,016.81	8.12		1.62
Class J	1,000.00	1,017.80	7.12		1.42
Institutional	1,000.00	1,021.18	3.72		0.74
Preferred	1,000.00	1,019.89	5.02		1.00
Select	1,000.00	1,019.29	5.62		1.12
Principal LifeTime 2010 Fund
Advisors Preferred	1,000.00	1,021.38	3.52		0.70
Advisors Select	1,000.00	1,020.49	4.42		0.88
Advisors Signature	1,000.00	1,019.84	5.07		1.01
Class J	1,000.00	1,021.83	3.07		0.61
Institutional	1,000.00	1,024.22	0.65		0.13
Preferred	1,000.00	1,022.92	1.96		0.39
Select	1,000.00	1,022.33	2.56		0.51
Principal LifeTime 2015 Fund
Advisors Preferred	1,000.00	1,021.18	3.72	(b)	0.74
Advisors Select	1,000.00	1,020.29	4.62	(b)	0.92
Advisors Signature	1,000.00	1,019.64	5.27	(b)	1.05
Institutional	1,000.00	1,024.02	0.86	(b)	0.17
Preferred	1,000.00	1,022.73	2.16	(b)	0.43
Select	1,000.00	1,022.13	2.77	(b)	0.55
Principal LifeTime 2020 Fund
Advisors Preferred	1,000.00	1,021.43	3.47		0.69
Advisors Select	1,000.00	1,020.54	4.37		0.87
Advisors Signature	1,000.00	1,019.89	5.02		1.00
Class J	1,000.00	1,021.88	3.02		0.60
Institutional	1,000.00	1,024.27	0.60		0.12
Preferred	1,000.00	1,022.97	1.91		0.38
Select	1,000.00	1,022.38	2.51		0.50
Principal LifeTime 2025 Fund
Advisors Preferred	1,000.00	1,021.18	3.72	(b)	0.74
Advisors Select	1,000.00	1,020.29	4.62	(b)	0.92
Advisors Signature	1,000.00	1,019.64	5.27	(b)	1.05
Institutional	1,000.00	1,024.02	0.86	(b)	0.17
Preferred	1,000.00	1,022.73	2.16	(b)	0.43
Select	1,000.00	1,022.13	2.77	(b)	0.55
Principal LifeTime 2030 Fund
Advisors Preferred	1,000.00	1,021.43	3.47		0.69
Advisors Select	1,000.00	1,020.54	4.37		0.87
Advisors Signature	1,000.00	1,019.89	5.02		1.00
Class J	1,000.00	1,021.78	3.12		0.62
Institutional	1,000.00	1,024.27	0.60		0.12
Preferred	1,000.00	1,022.97	1.91		0.38
Select	1,000.00	1,022.38	2.51		0.50
Principal LifeTime 2035 Fund
Advisors Preferred	1,000.00	1,021.18	3.72	(b)	0.74
Advisors Select	1,000.00	1,020.29	4.62	(b)	0.92
Advisors Signature	1,000.00	1,019.64	5.27	(b)	1.05
Institutional	1,000.00	1,024.02	0.86	(b)	0.17
Preferred	1,000.00	1,022.73	2.16	(b)	0.43
Select	1,000.00	1,022.13	2.77	(b)	0.55
Principal LifeTime 2040 Fund
Advisors Preferred	1,000.00	1,021.38	3.52		0.70
Advisors Select	1,000.00	1,020.49	4.42		0.88
Advisors Signature	1,000.00	1,019.84	5.07		1.01
Class J	1,000.00	1,021.48	3.42		0.68
Institutional	1,000.00	1,024.22	0.65		0.13
Preferred	1,000.00	1,022.92	1.96		0.39
Select	1,000.00	1,022.33	2.56		0.51
Principal LifeTime 2045 Fund
Advisors Preferred	1,000.00	1,021.18	3.72	(b)	0.74
Advisors Select	1,000.00	1,020.29	4.62	(b)	0.92
Advisors Signature	1,000.00	1,019.64	5.27	(b)	1.05
Institutional	1,000.00	1,024.02	0.86	(b)	0.17
Preferred	1,000.00	1,022.73	2.16	(b)	0.43
Select	1,000.00	1,022.13	2.77	(b)	0.55
Principal LifeTime 2050 Fund
Advisors Preferred	1,000.00	1,021.38	3.52		0.70
Advisors Select	1,000.00	1,020.49	4.42		0.88
Advisors Signature	1,000.00	1,019.84	5.07		1.01
Class J	1,000.00	1,021.03	3.87		0.77
Institutional	1,000.00	1,024.22	0.65		0.13
Preferred	1,000.00	1,022.92	1.96		0.39
Select	1,000.00	1,022.33	2.56		0.51

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to		Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)		Expense Ratio
Based On Assumed 5% Return
Principal LifeTime 2055 Fund
Advisors Preferred	$1,000.00	$1,021.18	$3.72	(b)	0.74%
Advisors Select	1,000.00	1,020.29	4.62	(b)	0.92
Advisors Signature	1,000.00	1,019.64	5.27	(b)	1.05
Institutional	1,000.00	1,024.02	0.86	(b)	0.17
Preferred	1,000.00	1,022.73	2.16	(b)	0.43
Select	1,000.00	1,022.13	2.77	(b)	0.55
Principal LifeTime Strategic Income Fund
Advisors Preferred	1,000.00	1,021.38	3.52		0.70
Advisors Select	1,000.00	1,020.49	4.42		0.88
Advisors Signature	1,000.00	1,019.84	5.07		1.01
Class J	1,000.00	1,021.73	3.17		0.63
Institutional	1,000.00	1,024.22	0.65		0.13
Preferred	1,000.00	1,022.92	1.96		0.39
Select	1,000.00	1,022.33	2.56		0.51
Real Estate Securities Fund
Advisors Preferred	1,000.00	1,017.85	7.07		1.41
Advisors Select	1,000.00	1,016.96	7.97		1.59
Advisors Signature	1,000.00	1,016.31	8.62		1.72
Class J	1,000.00	1,017.60	7.32		1.46
Institutional	1,000.00	1,020.69	4.22		0.84
Preferred	1,000.00	1,019.39	5.52		1.10
Select	1,000.00	1,018.80	6.12		1.22
SAM Balanced Portfolio
Advisors Preferred	1,000.00	1,020.44	4.47		0.89
Advisors Select	1,000.00	1,019.54	5.37		1.07
Advisors Signature	1,000.00	1,018.90	6.02		1.20
Class J	1,000.00	1,020.14	4.77		0.95
Institutional	1,000.00	1,023.27	1.61		0.32
Preferred	1,000.00	1,021.98	2.92		0.58
Select	1,000.00	1,021.38	3.52		0.70
SAM Conservative Balanced Portfolio
Advisors Preferred	1,000.00	1,020.44	4.47		0.89
Advisors Select	1,000.00	1,019.54	5.37		1.07
Advisors Signature	1,000.00	1,018.90	6.02		1.20
Class J	1,000.00	1,020.14	4.77		0.95
Institutional	1,000.00	1,023.27	1.61		0.32
Preferred	1,000.00	1,021.98	2.92		0.58
Select	1,000.00	1,021.38	3.52		0.70
SAM Conservative Growth Portfolio
Advisors Preferred	1,000.00	1,020.44	4.47		0.89
Advisors Select	1,000.00	1,019.54	5.37		1.07
Advisors Signature	1,000.00	1,018.90	6.02		1.20
Class J	1,000.00	1,020.14	4.77		0.95
Institutional	1,000.00	1,023.27	1.61		0.32
Preferred	1,000.00	1,021.98	2.92		0.58
Select	1,000.00	1,021.38	3.52		0.70
SAM Flexible Income Portfolio
Advisors Preferred	1,000.00	1,020.44	4.47		0.89
Advisors Select	1,000.00	1,019.54	5.37		1.07
Advisors Signature	1,000.00	1,018.90	6.02		1.20
Class J	1,000.00	1,020.14	4.77		0.95
Institutional	1,000.00	1,023.27	1.61		0.32
Preferred	1,000.00	1,021.98	2.92		0.58
Select	1,000.00	1,021.38	3.52		0.70
SAM Strategic Growth Portfolio
Advisors Preferred	1,000.00	1,020.44	4.47		0.89
Advisors Select	1,000.00	1,019.54	5.37		1.07
Advisors Signature	1,000.00	1,018.90	6.02		1.20
Class J	1,000.00	1,020.14	4.77		0.95
Institutional	1,000.00	1,023.27	1.61		0.32
Preferred	1,000.00	1,021.98	2.92		0.58
Select	1,000.00	1,021.38	3.52		0.70
Short-Term Bond Fund
Advisors Preferred	1,000.00	1,019.99	4.92		0.98
Advisors Select	1,000.00	1,019.10	5.82		1.16
Advisors Signature	1,000.00	1,018.45	6.47		1.29
Class J	1,000.00	1,019.69	5.22		1.04
Institutional	1,000.00	1,022.82	2.06		0.41
Preferred	1,000.00	1,021.53	3.37		0.67
Select	1,000.00	1,020.93	3.97		0.79
Short-Term Income Fund
Institutional	1,000.00	1,022.48	2.41		0.48

Shareholder Expense Example
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 to	Annualized
	November 1, 2007	April 30, 2008	April 30, 2008(a)	Expense Ratio
Based On Assumed 5% Return
SmallCap Blend Fund
Advisors Preferred	$1,000.00	$1,018.25	$6.67	1.33%
Advisors Select	1,000.00	1,017.35	7.57	1.51
Advisors Signature	1,000.00	1,016.71	8.22	1.64
Class J	1,000.00	1,019.64	5.27	1.05
Institutional	1,000.00	1,021.08	3.82	0.76
Preferred	1,000.00	1,019.79	5.12	1.02
Select	1,000.00	1,019.19	5.72	1.14
SmallCap Growth Fund
Advisors Preferred	1,000.00	1,018.30	6.62	1.32
Advisors Select	1,000.00	1,017.40	7.52	1.50
Advisors Signature	1,000.00	1,016.76	8.17	1.63
Class J	1,000.00	1,017.75	7.17	1.43
Institutional	1,000.00	1,021.13	3.77	0.75
Preferred	1,000.00	1,019.84	5.07	1.01
Select	1,000.00	1,019.24	5.67	1.13
SmallCap S&P 600 Index Fund
Advisors Preferred	1,000.00	1,021.23	3.67	0.73
Advisors Select	1,000.00	1,020.34	4.57	0.91
Advisors Signature	1,000.00	1,019.69	5.22	1.04
Class J	1,000.00	1,020.74	4.17	0.83
Institutional	1,000.00	1,024.07	0.81	0.16
Preferred	1,000.00	1,022.77	2.11	0.42
Select	1,000.00	1,022.18	2.72	0.54
SmallCap Value Fund
Advisors Preferred	1,000.00	1,018.30	6.62	1.32
Advisors Select	1,000.00	1,017.40	7.52	1.50
Advisors Signature	1,000.00	1,016.76	8.17	1.63
Class J	1,000.00	1,018.05	6.87	1.37
Institutional	1,000.00	1,021.13	3.77	0.75
Preferred	1,000.00	1,019.84	5.07	1.01
Select	1,000.00	1,019.24	5.67	1.13
Ultra Short Bond Fund
Advisors Preferred	1,000.00	1,019.99	4.92	0.98
Advisors Select	1,000.00	1,019.10	5.82	1.16
Advisors Signature	1,000.00	1,018.45	6.47	1.29
Class J	1,000.00	1,019.49	5.42	1.08
Institutional	1,000.00	1,022.82	2.06	0.41
Preferred	1,000.00	1,021.53	3.37	0.67
Select	1,000.00	1,020.89	4.02	0.80
West Coast Equity Fund
Institutional	1,000.00	1,022.38	2.51	0.50

(a)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

(b)	Expenses are equal to a fund’s annualized expense ratio multiplied by the average account value over the period (March 1, 2008 to April 30, 2008), multiplied by 61/366 (to reflect the period since inception).

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008(unaudited)

			Disciplined
	Bond & Mortgage		LargeCap Blend		Diversified
Amounts in thousands, except per share amounts	Securities Fund		Fund		International Fund

Investment in securities—at cost	$4,198,071		$2,945,690		$2,239,827

Foreign currency—at cost	$—		$—		$1,931

Assets
Investment in securities—at value	$4,016,117	(a)	$3,121,644	(a)	$2,494,391	(a)
Foreign currency—at value	—		—		1,950
Cash	2,097		10		—
Receivables:
Capital Shares sold	18,267		6,009		1,091
Dividends and interest	27,195		2,876		8,567
Expense reimbursement from Manager	25		2		5
Expense reimbursement from Underwriter	9		—		11
Foreign tax refund	—		—		90
Investment securities sold	344,225		114,114		26,006
Unrealized gain on swap agreements	781		—		—
Other assets	7		5		5
Prepaid directors’ expenses	2		2		1

Total Assets	4,408,725		3,244,662		2,532,117
Liabilities
Accrued management and investment advisory fees	1,178		1,420		1,579
Accrued administrative service fees	28		2		37
Accrued distribution fees	162		112		300
Accrued service fees	35		3		44
Accrued transfer agent fees	178		244		410
Accrued other expenses	123		102		614
Cash overdraft	—		—		589
Payables:
Capital Shares reacquired	472		1,454		1,392
Dividends payable	12,308		—		—
Investment securities purchased	1,115,901		113,925		39,217
Swap premiums received	288		—		—
Unrealized loss on swap agreements	3,779		—		—
Collateral obligation on securities loaned, at value	422,970		4,105		231,228

Total Liabilities	1,557,422		121,367		275,410

Net Assets Applicable to Outstanding Shares	$2,851,303		$3,123,295		$2,256,707

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,041,192		$2,950,409		$2,038,396
Accumulated undistributed (overdistributed) net investment income (operating loss)	(3,644)		11,995		8,655
Accumulated undistributed (overdistributed) net realized gain (loss)	(1,293)		(15,063)		(44,900)
Net unrealized appreciation (depreciation) of investments	(184,952)		175,954		254,564
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		—		(8)

Total Net Assets	$2,851,303		$3,123,295		$2,256,707

Capital Stock (par value: $.01 a share):
Shares authorized	715,000		905,000		910,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$63,247		$8,713		$101,354
Shares Issued and Outstanding	6,371		619		7,721
Net Asset Value per share	$9.93		$14.07		$13.13

Advisors Select: Net Assets	$37,075		$2,501		$36,040
Shares Issued and Outstanding	3,745		178		2,766
Net Asset Value per share	$9.90		$14.02		$13.03

Advisors Signature: Net Assets	$7,612		$1,648		$10,506
Shares Issued and Outstanding	764		117		801
Net Asset Value per share	$9.97		$14.11		$13.12

Class A: Net Assets	$147,204		$343,874		$491,106
Shares Issued and Outstanding	14,757		24,227		37,239
Net Asset Value per share	$9.97		$14.19		$13.19
Maximum Offering Price	$10.44	(b)	$15.02	(c)	$13.96	(c)

Class B: Net Assets	$20,608		$44,154		$58,898
Shares Issued and Outstanding	2,066		3,144		4,487
Net Asset Value per share	$9.98	(d)	$14.05	(d)	$13.13	(d)

Class C: Net Assets	$2,851		$2,156		$22,535
Shares Issued and Outstanding	286		152		1,714
Net Asset Value per share	$9.97	(d)	$14.14	(d)	$13.15	(d)

Class J: Net Assets	$232,896		N/A		$272,647
Shares Issued and Outstanding	23,230				20,867
Net Asset Value per share	$10.03	(d)			$13.07	(d)

Institutional: Net Assets	$2,202,908		$2,713,701		$1,086,935
Shares Issued and Outstanding	220,883		191,362		82,549
Net Asset Value per share	$9.97		$14.18		$13.17

Preferred: Net Assets	$104,529		$1,917		$123,244
Shares Issued and Outstanding	10,518		135		9,357
Net Asset Value per share	$9.94		$14.14		$13.17

Select: Net Assets	$32,373		$4,631		$53,442
Shares Issued and Outstanding	3,214		328		4,014
Net Asset Value per share	$10.07		$14.11		$13.31

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008(unaudited)

					Government &
	Equity Income		Global Real Estate		High Quality Bond
Amounts in thousands, except per share amounts	Fund I		Securities Fund		Fund

Investment in securities—at cost	$3,154,324		$8,220		$565,482

Foreign currency—at cost	$—		$91		$—

Assets
Investment in securities—at value	$3,479,148	(a)	$7,763	(a)	$555,144	(a)
Foreign currency—at value	—		91		—
Cash	9		10		128
Receivables:
Capital Shares sold	2,502		31		1,601
Dividends and interest	6,882		23		2,689
Expense reimbursement from Manager	—		10		2
Expense reimbursement from Underwriter	—		—		4
Foreign currency contracts	—		9		—
Investment securities sold	76,909		251		39,850
Swap premiums paid	—		—		429
Unrealized gain on swap agreements	—		—		533
Other assets	1		—		19
Prepaid directors’ expenses	—		—		2
Prepaid expenses	—		7		—

Total Assets	3,565,451		8,195		600,401
Liabilities
Accrued management and investment advisory fees	1,435		6		124
Accrued administrative service fees	—		—		6
Accrued distribution fees	683		2		114
Accrued service fees	—		—		7
Accrued transfer agent fees	451		4		124
Accrued other expenses	153		—		83
Payables:
Capital Shares reacquired	8,527		—		262
Dividends payable	—		—		1,282
Foreign currency contracts	—		12		—
Investment securities purchased	27,650		261		133,122
Unrealized loss on swap agreements	—		—		218
Variation margin on futures contracts	—		—		29
Collateral obligation on securities loaned, at value	91,425		80		89,474

Total Liabilities	130,324		365		224,845

Net Assets Applicable to Outstanding Shares	$3,435,127		$7,830		$375,556

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,251,215		$8,593		$397,584
Accumulated undistributed (overdistributed) net investment income (operating loss)	8,741		18		98
Accumulated undistributed (overdistributed) net realized gain (loss)	(149,653)		(321)		(12,072)
Net unrealized appreciation (depreciation) of investments	324,824		(457)		(10,054)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		(3)		—

Total Net Assets	$3,435,127		$7,830		$375,556

Capital Stock (par value: $.01 a share):
Shares authorized	650,000		300,000		730,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	N/A		N/A		$14,397
Shares Issued and Outstanding					1,458
Net Asset Value per share					$9.87

Advisors Select: Net Assets	N/A		N/A		$10,187
Shares Issued and Outstanding					1,032
Net Asset Value per share					$9.87

Advisors Signature: Net Assets	N/A		N/A		$1,127
Shares Issued and Outstanding					114
Net Asset Value per share					$9.92

Class A: Net Assets	$1,234,173		$4,515		$185,322
Shares Issued and Outstanding	64,465		521		18,671
Net Asset Value per share	$19.14		$8.67		$9.93
Maximum Offering Price	$20.25	(b)	$9.17	(b)	$10.40	(c)

Class B: Net Assets	$294,437		N/A		$34,399
Shares Issued and Outstanding	15,520				3,465
Net Asset Value per share	$18.97	(d)			$9.93	(d)

Class C: Net Assets	$226,278		$1,587		$2,980
Shares Issued and Outstanding	12,038		184		300
Net Asset Value per share	$18.80	(d)	$8.60	(d)	$9.94	(d)

Class J: Net Assets	N/A		N/A		$104,361
Shares Issued and Outstanding					10,476
Net Asset Value per share					$9.96	(d)

Institutional: Net Assets	$1,680,239		$1,728		$44
Shares Issued and Outstanding	87,712		200		4
Net Asset Value per share	$19.16		$8.64		$9.91

Preferred: Net Assets	N/A		N/A		$18,761
Shares Issued and Outstanding					1,896
Net Asset Value per share					$9.90

Select: Net Assets	N/A		N/A		$3,978
Shares Issued and Outstanding					402
Net Asset Value per share					$9.90

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008(unaudited)

	High Quality
	Intermediate-Term
Amounts in thousands, except per share amounts	Bond Fund		High Yield Fund	High Yield Fund II

Investment in securities—at cost	$231,727		$697,901	$1,690,328

Investment in affiliated securities—at cost	$—		$—	$28,781

Foreign currency—at cost	$—		$—	$2,374

Assets
Investment in securities—at value	$219,570	(a)	$685,946 (a)	$1,652,665	(a)
Investment in affiliated securities—at value	—		—	36,562
Foreign currency—at value	—		—	2,341
Cash	771		17,017	2,218
Receivables:
Capital Shares sold	176		2,031	22,440
Dividends and interest	1,090		15,166	30,304
Expense reimbursement from Underwriter	1		—	—
Investment securities sold	16,157		4,637	2,431
Unrealized gain on swap agreements	23		—	—
Prepaid directors’ expenses	1		1	—
Prepaid expenses	—		—	1

Total Assets	237,789		724,798	1,748,962
Liabilities
Accrued management and investment advisory fees	47		349	680
Accrued administrative service fees	10		—	—
Accrued distribution fees	21		—	331
Accrued service fees	12		—	—
Accrued transfer agent fees	11		—	128
Accrued other expenses	14		5	—
Payables:
Capital Shares reacquired	94		4	2,537
Dividends payable	—		—	10,327
Investment securities purchased	65,022		9,652	15,010
Swap premiums received	—		—	203
Unrealized loss on swap agreements	—		—	2,355
Collateral obligation on securities loaned, at value	30,562		34,779	50,910

Total Liabilities	95,793		44,789	82,481

Net Assets Applicable to Outstanding Shares	$141,996		$680,009	$1,666,481

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$151,517		$687,122	$1,710,322
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,331		16,434	(8,392)
Accumulated undistributed (overdistributed) net realized gain (loss)	282		(11,592)	(3,238)
Net unrealized appreciation (depreciation) of investments	(12,134)		(11,955)	(32,237)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		—	26

Total Net Assets	$141,996		$680,009	$1,666,481

Capital Stock (par value: $.01 a share):
Shares authorized	305,000		75,000	600,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$10,106		N/A	N/A
Shares Issued and Outstanding	1,022
Net Asset Value per share	$9.89

Advisors Select: Net Assets	$23,749		N/A	N/A
Shares Issued and Outstanding	2,407
Net Asset Value per share	$9.87

Advisors Signature: Net Assets	$1,694		N/A	N/A
Shares Issued and Outstanding	170
Net Asset Value per share	$9.96

Class A: Net Assets	N/A		N/A	$834,080
Shares Issued and Outstanding				102,134
Net Asset Value per share				$8.17
Maximum Offering Price				$8.55	(b)

Class B: Net Assets	N/A		N/A	$74,122
Shares Issued and Outstanding				9,031
Net Asset Value per share				$8.21	(c)

Class C: Net Assets	N/A		N/A	$140,270
Shares Issued and Outstanding				17,094
Net Asset Value per share				$8.21	(c)

Class J: Net Assets	$32,823		N/A	N/A
Shares Issued and Outstanding	3,301
Net Asset Value per share	$9.94	(c)

Institutional: Net Assets	$30,521		$680,009	$618,009
Shares Issued and Outstanding	3,058		66,341	75,837
Net Asset Value per share	$9.98		$10.25	$8.15

Preferred: Net Assets	$39,475		N/A	N/A
Shares Issued and Outstanding	3,987
Net Asset Value per share	$9.90

Select: Net Assets	$3,628		N/A	N/A
Shares Issued and Outstanding	367
Net Asset Value per share	$9.88

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008(unaudited)

					International
			Inflation Protection		Emerging Markets
Amounts in thousands, except per share amounts	Income Fund		Fund		Fund

Investment in securities—at cost	$1,303,940		$706,086		$1,363,219

Foreign currency—at cost	$56		$—		$5,070

Assets
Investment in securities—at value	$1,298,392	(a)	$662,704	(a)	$1,523,634	(a)
Foreign currency—at value	57		—		5,070
Cash	2,110		499		—
Receivables:
Capital Shares sold	7,567		3,647		3,691
Dividends and interest	16,881		2,399		4,092
Expense reimbursement from Manager	11		4		—
Expense reimbursement from Underwriter	—		1		11
Foreign tax refund	—		—		348
Investment securities sold	—		—		10,792
Unrealized gain on swap agreements	—		344		—
Prepaid directors’ expenses	1		1		1
Prepaid transfer agent fees	—		8		—

Total Assets	1,325,019		669,607		1,547,639
Liabilities
Accrued management and investment advisory fees	488		165		1,351
Accrued administrative service fees	—		1		13
Accrued distribution fees	105		8		187
Accrued service fees	—		1		16
Accrued transfer agent fees	85		—		171
Accrued other expenses	31		12		261
Cash overdraft	—		—		2,996
Payables:
Capital Shares reacquired	691		395		884
Dividends payable	5,601		3,275		—
Investment securities purchased	7,128		—		3,214
Unrealized loss on swap agreements	—		5,156		—
Collateral obligation on securities loaned, at value	113,264		163,118		93,505

Total Liabilities	127,393		172,131		102,598

Net Assets Applicable to Outstanding Shares	$1,197,626		$497,476		$1,445,041

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,219,737		$549,590		$1,291,716
Accumulated undistributed (overdistributed) net investment income (operating loss)	(7,964)		(408)		(527)
Accumulated undistributed (overdistributed) net realized gain (loss)	(8,600)		(3,512)		(6,668)
Net unrealized appreciation (depreciation) of investments	(5,548)		(48,194)		160,415
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	1		—		105

Total Net Assets	$1,197,626		$497,476		$1,445,041

Capital Stock (par value: $.01 a share):
Shares authorized	600,000		680,000		455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	N/A		$1,295		$30,988
Shares Issued and Outstanding			150		1,082
Net Asset Value per share			$8.65		$28.63

Advisors Select: Net Assets	N/A		$707		$15,504
Shares Issued and Outstanding			81		545
Net Asset Value per share			$8.63		$28.45

Advisors Signature: Net Assets	N/A		$357		$7,443
Shares Issued and Outstanding			41		259
Net Asset Value per share			$8.64		$28.69

Class A: Net Assets	$158,011		$9,218		$216,193
Shares Issued and Outstanding	17,521		1,053		7,459
Net Asset Value per share	$9.02		$8.76		$28.99
Maximum Offering Price	$9.45	(b)	$9.17	(b)	$30.68	(c)

Class B: Net Assets	$73,323		N/A		$29,614
Shares Issued and Outstanding	8,104				1,045
Net Asset Value per share	$9.05	(d)			$28.34	(d)

Class C: Net Assets	$15,597		$1,839		$13,216
Shares Issued and Outstanding	1,725		210		460
Net Asset Value per share	$9.05	(d)	$8.78	(d)	$28.72	(d)

Class J: Net Assets	N/A		$11,339		$269,627
Shares Issued and Outstanding			1,308		9,616
Net Asset Value per share			$8.67	(d)	$28.04	(d)

Institutional: Net Assets	$950,695		$471,153		$800,082
Shares Issued and Outstanding	105,202		54,355		27,661
Net Asset Value per share	$9.04		$8.67		$28.93

Preferred: Net Assets	N/A		$1,191		$41,123
Shares Issued and Outstanding			138		1,422
Net Asset Value per share			$8.66		$28.91

Select: Net Assets	N/A		$377		$21,251
Shares Issued and Outstanding			44		736
Net Asset Value per share			$8.65		$28.87

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008(unaudited)

	International		LargeCap Growth		LargeCap S&P 500
Amounts in thousands, except per share amounts	Growth Fund		Fund		Index Fund

Investment in securities—at cost	$2,495,183		$2,795,936		$969,296

Assets
Investment in securities—at value	$2,728,642	(a)	$3,303,724	(a)	$1,117,860	(a)
Cash	—		10		10
Receivables:
Capital Shares sold	384		4,330		839
Dividends and interest	10,397		808		1,015
Expense reimbursement from Manager	5		—		3
Expense reimbursement from Underwriter	3		2		15
Investment securities sold	2,716		50,411		—
Other assets	—		12		—
Prepaid directors’ expenses	1		2		1

Total Assets	2,742,148		3,359,299		1,119,743
Liabilities
Accrued management and investment advisory fees	1,878		1,641		134
Accrued administrative service fees	12		26		61
Accrued distribution fees	41		201		205
Accrued service fees	14		32		74
Accrued transfer agent fees	29		529		156
Accrued other expenses	101		172		96
Cash overdraft	573		—		—
Payables:
Capital Shares reacquired	618		1,705		415
Investment securities purchased	7,303		30,874		60
Variation margin on futures contracts	—		—		65
Collateral obligation on securities loaned, at value	338,011		20,974		11,757

Total Liabilities	348,580		56,154		13,023

Net Assets Applicable to Outstanding Shares	$2,393,568		$3,303,145		$1,106,720

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,268,138		$2,824,932		$956,178
Accumulated undistributed (overdistributed) net investment income (operating loss)	15,054		4,816		4,730
Accumulated undistributed (overdistributed) net realized gain (loss)	(122,979)		(34,391)		(3,220)
Net unrealized appreciation (depreciation) of investments	233,459		507,788		149,032
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	(104)		—		—

Total Net Assets	$2,393,568		$3,303,145		$1,106,720

Capital Stock (par value: $.01 a share):
Shares authorized	590,000		1,115,000		585,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$36,469		$62,981		$164,130
Shares Issued and Outstanding	2,859		6,903		16,870
Net Asset Value per share	$12.75		$9.12		$9.73

Advisors Select: Net Assets	$13,801		$23,128		$62,521
Shares Issued and Outstanding	1,149		2,657		6,437
Net Asset Value per share	$12.01		$8.71		$9.71

Advisors Signature: Net Assets	$3,323		$13,468		$13,332
Shares Issued and Outstanding	270		1,552		1,376
Net Asset Value per share	$12.29		$8.68		$9.68

Class A: Net Assets	$2,683		$463,473		$76,906
Shares Issued and Outstanding	216		52,738		7,908
Net Asset Value per share	$12.41		$8.79		$9.72
Maximum Offering Price	$13.13		$9.30	(b)	$9.87	(c)

Class B: Net Assets	N/A		$60,941		N/A
Shares Issued and Outstanding			7,109
Net Asset Value per share			$8.57	(d)

Class C: Net Assets	$381		$14,149		$2,933
Shares Issued and Outstanding	31		1,627		303
Net Asset Value per share	$12.37	(d)	$8.70	(d)	$9.70	(d)

Class J: Net Assets	$71,851		$54,456		$368,920
Shares Issued and Outstanding	5,945		6,483		38,294
Net Asset Value per share	$12.09	(d)	$8.40	(d)	$9.63	(d)

Institutional: Net Assets	$2,218,981		$2,482,695		$119,956
Shares Issued and Outstanding	179,408		281,237		12,341
Net Asset Value per share	$12.37		$8.83		$9.72

Preferred: Net Assets	$23,709		$96,637		$223,540
Shares Issued and Outstanding	1,934		10,819		22,773
Net Asset Value per share	$12.26		$8.93		$9.82

Select: Net Assets	$22,370		$31,217		$74,482
Shares Issued and Outstanding	1,832		3,447		7,628
Net Asset Value per share	$12.21		$9.06		$9.76

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 1.50% of the offering price or 1.52% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008(unaudited)

	LargeCap Value		MidCap Blend		MidCap Growth
Amounts in thousands, except per share amounts	Fund		Fund		Fund

Investment in securities—at cost	$806,073		$811,797		$46,876

Assets
Investment in securities—at value	$854,089	(a)	$921,945	(a)	$52,448	(a)
Cash	10		19		10
Receivables:
Capital Shares sold	1,699		328		62
Dividends and interest	923		421		24
Expense reimbursement from Manager	3		84		—
Expense reimbursement from Underwriter	2		8		1
Investment securities sold	25,308		405		658
Other assets	29		6		—
Prepaid directors’ expenses	1		1		2

Total Assets	882,064		923,217		53,205
Liabilities
Accrued management and investment advisory fees	299		445		26
Accrued administrative service fees	2		5		1
Accrued distribution fees	87		232		12
Accrued service fees	2		7		1
Accrued transfer agent fees	192		449		8
Accrued other expenses	96		192		10
Payables:
Capital Shares reacquired	126		839		8
Investment securities purchased	36,011		5,892		625
Variation margin on futures contracts	45		—		—
Collateral obligation on securities loaned, at value	2,884		59,679		981

Total Liabilities	39,744		67,740		1,672

Net Assets Applicable to Outstanding Shares	$842,320		$855,477		$51,533

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$827,579		$726,024		$44,686
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,706		(71)		(112)
Accumulated undistributed (overdistributed) net realized gain (loss)	(38,104)		19,376		1,387
Net unrealized appreciation (depreciation) of investments	48,139		110,148		5,572

Total Net Assets	$842,320		$855,477		$51,533

Capital Stock (par value: $.01 a share):
Shares authorized	455,000		490,000		305,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$2,736		$11,874		$1,589
Shares Issued and Outstanding	248		882		198
Net Asset Value per share	$11.08		$13.46		$8.02

Advisors Select: Net Assets	$2,379		$3,722		$753
Shares Issued and Outstanding	214		280		96
Net Asset Value per share	$11.11		$13.29		$7.90

Advisors Signature: Net Assets	$1,082		$1,457		$417
Shares Issued and Outstanding	97		110		54
Net Asset Value per share	$11.10		$13.27		$7.70

Class A: Net Assets	$257,138		$533,221		N/A
Shares Issued and Outstanding	23,043		39,408
Net Asset Value per share	$11.16		$13.53
Maximum Offering Price	$11.81	(b)	$14.32	(b)

Class B: Net Assets	$15,776		$57,032		N/A
Shares Issued and Outstanding	1,420		4,236
Net Asset Value per share	$11.12	(c)	$13.46	(c)

Class C: Net Assets	$1,314		$4,416		N/A
Shares Issued and Outstanding	118		330
Net Asset Value per share	$11.14	(c)	$13.36	(c)

Class J: Net Assets	$53,672		$191,441		$30,456
Shares Issued and Outstanding	4,868		14,541		4,113
Net Asset Value per share	$11.02	(c)	$13.17	(c)	$7.40	(c)

Institutional: Net Assets	$499,501		$22,202		$12,069
Shares Issued and Outstanding	44,775		1,636		1,516
Net Asset Value per share	$11.16		$13.57		$7.96

Preferred: Net Assets	$7,132		$23,941		$4,177
Shares Issued and Outstanding	638		1,767		509
Net Asset Value per share	$11.16		$13.55		$8.21

Select: Net Assets	$1,590		$6,171		$2,072
Shares Issued and Outstanding	143		451		256
Net Asset Value per share	$11.09		$13.68		$8.13

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008(unaudited)

	MidCap S&P 400		MidCap Stock		MidCap Value
Amounts in thousands, except per share amounts	Index Fund		Fund		Fund

Investment in securities—at cost	$241,789		$491,361		$124,639

Assets
Investment in securities—at value	$254,556	(a)	$613,007	(a)	$125,633	(a)
Cash	10		44		726
Receivables:
Capital Shares sold	635		286		7
Dividends and interest	137		109		100
Expense reimbursement from Underwriter	1		—		5
Investment securities sold	293		5,299		2,242
Prepaid directors’ expenses	2		—		2
Prepaid expenses	—		4		—

Total Assets	255,634		618,749		128,715
Liabilities
Accrued management and investment advisory fees	27		345		65
Accrued administrative service fees	17		—		1
Accrued distribution fees	31		35		42
Accrued service fees	21		—		2
Accrued transfer agent fees	10		80		42
Accrued other expenses	12		—		33
Payables:
Capital Shares reacquired	55		457		133
Indebtedness	—		—		26
Investment securities purchased	66		1,627		2,464
Variation margin on futures contracts	6		—		—
Collateral obligation on securities loaned, at value	26,885		47,991		3,490

Total Liabilities	27,130		50,535		6,298

Net Assets Applicable to Outstanding Shares	$228,504		$568,214		$122,417

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$211,991		$453,963		$124,762
Accumulated undistributed (overdistributed) net investment income (operating loss)	542		1,284		306
Accumulated undistributed (overdistributed) net realized gain (loss)	3,008		(8,679)		(3,645)
Net unrealized appreciation (depreciation) of investments	12,963		121,646		994

Total Net Assets	$228,504		$568,214		$122,417

Capital Stock (par value: $.01 a share):
Shares authorized	305,000		600,000		305,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$40,132		N/A		$2,127
Shares Issued and Outstanding	2,825				178
Net Asset Value per share	$14.20				$11.98

Advisors Select: Net Assets	$24,156		N/A		$1,620
Shares Issued and Outstanding	1,706				135
Net Asset Value per share	$14.16				$12.02

Advisors Signature: Net Assets	$6,073		N/A		$452
Shares Issued and Outstanding	435				37
Net Asset Value per share	$13.97				$11.97

Class A: Net Assets	N/A		$61,547		N/A
Shares Issued and Outstanding			3,888
Net Asset Value per share			$15.83
Maximum Offering Price			$16.75	(b)

Class B: Net Assets	N/A		$20,771		N/A
Shares Issued and Outstanding			1,413
Net Asset Value per share			$14.69	(c)

Class C: Net Assets	N/A		$6,999		N/A
Shares Issued and Outstanding			477
Net Asset Value per share			$14.71	(c)

Class J: Net Assets	$37,557		N/A		$111,224
Shares Issued and Outstanding	2,720				9,368
Net Asset Value per share	$13.81	(c)			$11.87	(c)

Institutional: Net Assets	$42,081		$478,897		$8
Shares Issued and Outstanding	2,998		29,757		1
Net Asset Value per share	$14.04		$16.09		$12.41

Preferred: Net Assets	$59,908		N/A		$4,639
Shares Issued and Outstanding	4,197				387
Net Asset Value per share	$14.27				$11.97

Select: Net Assets	$18,597		N/A		$2,347
Shares Issued and Outstanding	1,307				198
Net Asset Value per share	$14.23				$11.87

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Money Market		Mortgage		Partners Global
Amounts in thousands, except per share amounts	Fund		Securities Fund		Equity Fund
Investment in securities—at cost	$2,942,232		$1,564,545		$26,526

Foreign currency—at cost	$—		$—		$50

Assets
Investment in securities—at value	$2,942,232		$1,558,939	(a)	$27,577	(a)
Foreign currency—at value	—		—		50
Cash	8		10		848
Receivables:
Capital Shares sold	36,531		9,102		38
Dividends and interest	1,655		7,369		84
Expense reimbursement from Manager	1		12		—
Investment securities sold	—		1,120		—
Other assets	27		1		—
Prepaid directors’ expenses	3		1		2

Total Assets	2,980,457		1,576,554		28,599
Liabilities
Accrued management and investment advisory fees	902		633		21
Accrued administrative service fees	26		—		1
Accrued distribution fees	124		64		1
Accrued service fees	32		—		1
Accrued transfer agent fees	382		74		—
Accrued other expenses	169		28		7
Payables:
Capital Shares reacquired	19,814		1,424		2
Dividends payable	—		6,464		—
Collateral obligation on securities loaned, at value	—		23,590		771

Total Liabilities	21,449		32,277		804

Net Assets Applicable to Outstanding Shares	$2,959,008		$1,544,277		$27,795

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$2,959,008		$1,586,667		$26,959
Accumulated undistributed (overdistributed) net investment income (operating loss)	—		(3,044)		89
Accumulated undistributed (overdistributed) net realized gain (loss)	—		(33,740)		(304)
Net unrealized appreciation (depreciation) of investments	—		(5,606)		1,051

Total Net Assets	$2,959,008		$1,544,277		$27,795

Capital Stock (par value: $.01 a share):
Shares authorized	7,275,000		600,000		330,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$55,671		N/A		$1,442
Shares Issued and Outstanding	55,671				128
Net Asset Value per share	$1.00				$11.22

Advisors Select: Net Assets	$22,492		N/A		$1,612
Shares Issued and Outstanding	22,492				144
Net Asset Value per share	$1.00				$11.23

Advisors Signature: Net Assets	$6,916		N/A		$673
Shares Issued and Outstanding	6,916				60
Net Asset Value per share	$1.00				$11.16

Class A: Net Assets	$2,069,124		$87,488		N/A
Shares Issued and Outstanding	2,069,124		8,219
Net Asset Value per share	$1.00		$10.64
Maximum Offering Price	$1.00		$11.14	(b)

Class B: Net Assets	$47,459		$49,302		N/A
Shares Issued and Outstanding	47,459		4,635
Net Asset Value per share	$1.00	(c)	$10.64	(c)

Class C: Net Assets	$18,457		$5,897		N/A
Shares Issued and Outstanding	18,457		555
Net Asset Value per share	$1.00	(c)	$10.62	(c)

Class J: Net Assets	$246,752		N/A		N/A
Shares Issued and Outstanding	246,752
Net Asset Value per share	$1.00	(c)

Institutional: Net Assets	$276,679		$1,401,590		$23,336
Shares Issued and Outstanding	276,679		131,622		2,076
Net Asset Value per share	$1.00		$10.65		$11.24

Preferred: Net Assets	$201,787		N/A		$8
Shares Issued and Outstanding	201,787				1
Net Asset Value per share	$1.00				$11.21

Select: Net Assets	$13,671		N/A		$724
Shares Issued and Outstanding	13,671				64
Net Asset Value per share	$1.00				$11.23

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners		Partners LargeCap		Partners LargeCap
Amounts in thousands, except per share amounts	International Fund		Blend Fund		Blend Fund I
Investment in securities—at cost	$2,086,328		$948,438		$909,313

Foreign currency—at cost	$7,993		$—		$—

Assets
Investment in securities—at value	$2,211,995	(a)	$1,001,355	(a)	$899,912	(a)
Foreign currency—at value	7,981		—		—
Cash	51,847		3,750		18,791
Receivables:
Capital Shares sold	6,884		306		2,501
Dividends and interest	10,377		796		679
Expense reimbursement from Manager	—		2		2
Expense reimbursement from Underwriter	—		6		2
Foreign currency contracts	2,019		—		—
Investment securities sold	26,143		10,107		—
Other assets	—		—		2
Prepaid directors’ expenses	1		1		2

Total Assets	2,317,247		1,016,323		921,891
Liabilities
Accrued management and investment advisory fees	1,708		592		324
Accrued administrative service fees	10		15		2
Accrued distribution fees	10		99		53
Accrued service fees	13		18		2
Accrued transfer agent fees	—		111		167
Accrued other expenses	84		66		74
Payables:
Capital Shares reacquired	1,874		6,310		131
Foreign currency contracts	133		—		—
Investment securities purchased	19,956		5,889		—
Variation margin on futures contracts	—		21		—
Collateral obligation on securities loaned, at value	286,428		19,570		8,791

Total Liabilities	310,216		32,691		9,544

Net Assets Applicable to Outstanding Shares	$2,007,031		$983,632		$912,347

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,866,032		$925,282		$953,023
Accumulated undistributed (overdistributed) net investment income (operating loss)	10,003		2,311		3,216
Accumulated undistributed (overdistributed) net realized gain (loss)	(426)		3,119		(35,193)
Net unrealized appreciation (depreciation) of investments	129,571		52,920		(8,699)
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	1,851		—		—

Total Net Assets	$2,007,031		$983,632		$912,347

Capital Stock (par value: $.01 a share):
Shares authorized	330,000		490,000		455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$16,427		$32,586		$3,390
Shares Issued and Outstanding	1,084		3,206		373
Net Asset Value per share	$15.15		$10.17		$9.08

Advisors Select: Net Assets	$15,911		$24,988		$3,696
Shares Issued and Outstanding	1,051		2,473		409
Net Asset Value per share	$15.13		$10.11		$9.04

Advisors Signature: Net Assets	$5,353		$3,581		$1,047
Shares Issued and Outstanding	353		351		116
Net Asset Value per share	$15.18		$10.21		$9.00

Class A: Net Assets	N/A		$58,585		$122,578
Shares Issued and Outstanding			5,706		13,534
Net Asset Value per share			$10.27		$9.06
Maximum Offering Price			$10.87	(b)	$9.59	(b)

Class B: Net Assets	N/A		$23,208		$9,951
Shares Issued and Outstanding			2,289		1,119
Net Asset Value per share			$10.14	(c)	$8.89	(c)

Class C: Net Assets	N/A		$1,415		$839
Shares Issued and Outstanding			139		93
Net Asset Value per share			$10.19	(c)	$9.02	(c)

Class J: Net Assets	N/A		$143,426		$46,861
Shares Issued and Outstanding			14,385		5,222
Net Asset Value per share			$9.97	(c)	$8.97	(c)

Institutional: Net Assets	$1,919,814		$632,445		$715,822
Shares Issued and Outstanding	125,858		61,702		79,114
Net Asset Value per share	$15.25		$10.25		$9.05

Preferred: Net Assets	$32,896		$45,903		$5,539
Shares Issued and Outstanding	2,164		4,501		608
Net Asset Value per share	$15.20		$10.20		$9.11

Select: Net Assets	$16,630		$17,495		$2,624
Shares Issued and Outstanding	1,094		1,711		289
Net Asset Value per share	$15.20		$10.23		$9.09

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners LargeCap		Partners LargeCap		Partners LargeCap
Amounts in thousands, except per share amounts	Growth Fund I		Growth Fund II		Value Fund
Investment in securities—at cost	$1,661,790		$1,600,944		$2,260,701

Assets
Investment in securities—at value	$1,758,485	(a)	$1,620,537	(a)	$2,332,951	(a)
Cash	23,881		5,937		56,641
Receivables:
Capital Shares sold	2,636		477		1,697
Custodian credits	—		1		2
Dividends and interest	418		972		2,581
Expense reimbursement from Manager	2		4		3
Expense reimbursement from Underwriter	2		1		4
Foreign currency contracts	—		47		—
Investment securities sold	18,470		19,345		—
Other assets	1		—		—
Prepaid directors’ expenses	2		3		1

Total Assets	1,803,897		1,647,324		2,393,880
Liabilities
Accrued management and investment advisory fees	1,025		1,204		1,444
Accrued administrative service fees	8		7		37
Accrued distribution fees	43		18		106
Accrued service fees	10		9		45
Accrued transfer agent fees	97		12		107
Accrued other expenses	57		21		69
Payables:
Capital Shares reacquired	158		888		2,262
Investment securities purchased	12,182		16,144		—
Collateral obligation on securities loaned, at value	14,226		24,268		61,707

Total Liabilities	27,806		42,571		65,777

Net Assets Applicable to Outstanding Shares	$1,776,091		$1,604,753		$2,328,103

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,705,269		$1,576,124		$2,228,764
Accumulated undistributed (overdistributed) net investment income (operating loss)	(891)		(224)		12,673
Accumulated undistributed (overdistributed) net realized gain (loss)	(24,982)		9,126		14,416
Net unrealized appreciation (depreciation) of investments	96,695		19,593		72,250
Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currency	—		134		—

Total Net Assets	$1,776,091		$1,604,753		$2,328,103

Capital Stock (par value: $.01 a share):
Shares authorized	640,000		570,000		550,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$20,747		$8,899		$107,942
Shares Issued and Outstanding	2,612		1,096		8,274
Net Asset Value per share	$7.94		$8.12		$13.05

Advisors Select: Net Assets	$14,696		$11,773		$48,332
Shares Issued and Outstanding	1,911		1,472		3,830
Net Asset Value per share	$7.69		$8.00		$12.62

Advisors Signature: Net Assets	$1,424		$1,190		$7,373
Shares Issued and Outstanding	181		144		580
Net Asset Value per share	$7.89		$8.27		$12.70

Class A: Net Assets	$47,017		$1,474		$53,097
Shares Issued and Outstanding	5,916		177		4,147
Net Asset Value per share	$7.95		$8.36		$12.80
Maximum Offering Price	$8.41	(b)	$8.85	(b)	$13.54	(b)

Class B: Net Assets	$9,659		N/A		$17,724
Shares Issued and Outstanding	1,248				1,386
Net Asset Value per share	$7.74	(c)			$12.78	(c)

Class C: Net Assets	$635		$489		$1,491
Shares Issued and Outstanding	80		59		117
Net Asset Value per share	$7.97	(c)	$8.26	(c)	$12.79	(c)

Class J: Net Assets	$45,298		$28,338		$108,799
Shares Issued and Outstanding	6,077		3,634		8,621
Net Asset Value per share	$7.45	(c)	$7.80	(c)	$12.62	(c)

Institutional: Net Assets	$1,601,932		$1,509,656		$1,830,384
Shares Issued and Outstanding	197,735		177,076		143,143
Net Asset Value per share	$8.10		$8.53		$12.79

Preferred: Net Assets	$28,332		$22,991		$104,061
Shares Issued and Outstanding	3,537		2,757		8,146
Net Asset Value per share	$8.01		$8.34		$12.77

Select: Net Assets	$6,351		$19,943		$48,900
Shares Issued and Outstanding	803		2,414		3,845
Net Asset Value per share	$7.91		$8.26		$12.72

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners LargeCap		Partners LargeCap		Partners MidCap
Amounts in thousands, except per share amounts	Value Fund I		Value Fund II		Growth Fund
Investment in securities—at cost	$1,188,415		$187,939		$761,839

Assets
Investment in securities—at value	$1,161,741	(a)	$191,981	(a)	$855,529	(a)
Cash	21,354		5,394		26,759
Receivables:
Capital Shares sold	1,526		8		1,374
Dividends and interest	761		206		237
Expense reimbursement from Manager	—		—		3
Expense reimbursement from Underwriter	—		—		2
Investment securities sold	—		117		8,126
Prepaid directors’ expenses	2		2		1

Total Assets	1,185,384		197,708		892,031
Liabilities
Accrued management and investment advisory fees	743		135		634
Accrued administrative service fees	4		—		11
Accrued distribution fees	5		1		41
Accrued service fees	4		1		13
Accrued transfer agent fees	—		—		58
Accrued other expenses	22		4		41
Payables:
Capital Shares reacquired	36		19		299
Investment securities purchased	862		100		6,288
Variation margin on futures contracts	—		14		—
Collateral obligation on securities loaned, at value	2,692		1,734		76,357

Total Liabilities	4,368		2,008		83,742

Net Assets Applicable to Outstanding Shares	$1,181,016		$195,700		$808,289

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,176,039		$183,780		$723,113
Accumulated undistributed (overdistributed) net investment income (operating loss)	4,755		1,150		(1,569)
Accumulated undistributed (overdistributed) net realized gain (loss)	26,896		6,617		(6,945)
Net unrealized appreciation (depreciation) of investments	(26,674)		4,153		93,690

Total Net Assets	$1,181,016		$195,700		$808,289

Capital Stock (par value: $.01 a share):
Shares authorized	280,000		505,000		455,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$6,868		$2,156		$32,172
Shares Issued and Outstanding	540		212		3,086
Net Asset Value per share	$12.71		$10.19		$10.42

Advisors Select: Net Assets	$6,888		$320		$12,927
Shares Issued and Outstanding	543		31		1,279
Net Asset Value per share	$12.68		$10.17		$10.11

Advisors Signature: Net Assets	$5,030		$405		$1,250
Shares Issued and Outstanding	395		40		125
Net Asset Value per share	$12.72		$10.17		$9.98

Class A: Net Assets	N/A		N/A		$36,529
Shares Issued and Outstanding					3,618
Net Asset Value per share					$10.10
Maximum Offering Price					$10.69	(b)

Class B: Net Assets	N/A		N/A		$10,262
Shares Issued and Outstanding					1,041
Net Asset Value per share					$9.86	(c)

Class C: Net Assets	N/A		N/A		$1,468
Shares Issued and Outstanding					146
Net Asset Value per share					$10.05	(c)

Class J: Net Assets	N/A		N/A		$34,667
Shares Issued and Outstanding					3,590
Net Asset Value per share					$9.66	(c)

Institutional: Net Assets	$1,151,630		$190,421		$632,639
Shares Issued and Outstanding	90,151		18,643		61,234
Net Asset Value per share	$12.77		$10.21		$10.33

Preferred: Net Assets	$8,304		$2,229		$20,302
Shares Issued and Outstanding	651		218		1,921
Net Asset Value per share	$12.75		$10.21		$10.57

Select: Net Assets	$2,296		$169		$26,073
Shares Issued and Outstanding	180		17		2,501
Net Asset Value per share	$12.73		$10.21		$10.42

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners MidCap		Partners MidCap	Partners MidCap
Amounts in thousands, except per share amounts	Growth Fund I		Growth Fund II	Value Fund
Investment in securities—at cost	$291,987		$422,828	$571,948

Assets
Investment in securities—at value	$308,636	(a)	$413,538 (a)	$564,354	(a)
Cash	1,219		5,249	2,654
Receivables:
Capital Shares sold	22		7	233
Dividends and interest	130		76	417
Expense reimbursement from Manager	4		—	5
Expense reimbursement from Underwriter	—		—	4
Investment securities sold	1,318		80	5,093
Prepaid directors’ expenses	1		1	1

Total Assets	311,330		418,951	572,761
Liabilities
Accrued management and investment advisory fees	242		329	465
Accrued administrative service fees	2		3	11
Accrued distribution fees	4		4	45
Accrued service fees	3		4	13
Accrued transfer agent fees	5		—	37
Accrued other expenses	15		5	36
Payables:
Capital Shares reacquired	17		45	800
Investment securities purchased	1,087		565	634
Collateral obligation on securities loaned, at value	9,192		11,994	6,798

Total Liabilities	10,567		12,949	8,839

Net Assets Applicable to Outstanding Shares	$300,763		$406,002	$563,922

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$291,890		$446,848	$613,610
Accumulated undistributed (overdistributed) net investment income (operating loss)	(144)		(919)	943
Accumulated undistributed (overdistributed) net realized gain (loss)	(7,632)		(30,637)	(43,037)
Net unrealized appreciation (depreciation) of investments	16,649		(9,290)	(7,594)

Total Net Assets	$300,763		$406,002	$563,922

Capital Stock (par value: $.01 a share):
Shares authorized	430,000		705,000	440,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$4,966		$9,402	$27,893
Shares Issued and Outstanding	464		1,010	2,243
Net Asset Value per share	$10.70		$9.31	$12.44

Advisors Select: Net Assets	$3,371		$2,104	$18,630
Shares Issued and Outstanding	318		228	1,546
Net Asset Value per share	$10.60		$9.25	$12.05

Advisors Signature: Net Assets	$1,628		$2,369	$1,505
Shares Issued and Outstanding	154		258	121
Net Asset Value per share	$10.60		$9.20	$12.45

Class A: Net Assets	$2,986		N/A	$9,919
Shares Issued and Outstanding	278			789
Net Asset Value per share	$10.73			$12.58
Maximum Offering Price	$11.35	(b)		$13.31	(b)

Class B: Net Assets	N/A		N/A	$1,592
Shares Issued and Outstanding				128
Net Asset Value per share				$12.40	(c)

Class C: Net Assets	$338		N/A	$1,242
Shares Issued and Outstanding	32			100
Net Asset Value per share	$10.61	(c)		$12.47	(c)

Class J: Net Assets	N/A		N/A	$79,808
Shares Issued and Outstanding				6,706
Net Asset Value per share				$11.90	(c)

Institutional: Net Assets	$276,989		$376,801	$383,708
Shares Issued and Outstanding	25,186		39,384	30,346
Net Asset Value per share	$11.00		$9.57	$12.64

Preferred: Net Assets	$5,098		$5,994	$20,252
Shares Issued and Outstanding	469		636	1,621
Net Asset Value per share	$10.88		$9.42	$12.50

Select: Net Assets	$5,387		$9,332	$19,373
Shares Issued and Outstanding	498		996	1,563
Net Asset Value per share	$10.82		$9.37	$12.40

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners MidCap		Partners SmallCap	Partners SmallCap
Amounts in thousands, except per share amounts	Value Fund I		Blend Fund	Growth Fund I
Investment in securities—at cost	$887,573		$169,909	$201,415

Assets
Investment in securities—at value	$922,121	(a)	$164,519 (a)	$199,753 (a)
Cash	18,685		780	4,448
Receivables:
Capital Shares sold	1,501		4	708
Dividends and interest	500		61	48
Investment securities sold	4,151		—	1,446
Prepaid directors’ expenses	1		2	1

Total Assets	946,959		165,366	206,404
Liabilities
Accrued management and investment advisory fees	732		110	149
Accrued administrative service fees	6		1	1
Accrued distribution fees	7		1	5
Accrued service fees	8		1	1
Accrued transfer agent fees	—		—	5
Accrued other expenses	9		4	9
Payables:
Capital Shares reacquired	12		28	36
Investment securities purchased	6,149		—	2,552
Collateral obligation on securities loaned, at value	21,930		29,339	35,666

Total Liabilities	28,853		29,484	38,424

Net Assets Applicable to Outstanding Shares	$918,106		$135,882	$167,980

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$908,487		$149,493	$172,002
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,422		(12)	(481)
Accumulated undistributed (overdistributed) net realized gain (loss)	(27,351)		(8,209)	(1,879)
Net unrealized appreciation (depreciation) of investments	34,548		(5,390)	(1,662)

Total Net Assets	$918,106		$135,882	$167,980

Capital Stock (par value: $.01 a share):
Shares authorized	280,000		265,000	290,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$18,457		$3,248	$1,926
Shares Issued and Outstanding	1,496		269	224
Net Asset Value per share	$12.33		$12.09	$8.59

Advisors Select: Net Assets	$6,498		$1,088	$2,108
Shares Issued and Outstanding	530		91	249
Net Asset Value per share	$12.27		$11.93	$8.45

Advisors Signature: Net Assets	$3,891		$296	$297
Shares Issued and Outstanding	318		24	34
Net Asset Value per share	$12.25		$12.10	$8.67

Class J: Net Assets	N/A		N/A	$10,432
Shares Issued and Outstanding				1,290
Net Asset Value per share				$8.09 (b)

Institutional: Net Assets	$866,065		$130,595	$146,663
Shares Issued and Outstanding	69,645		10,413	16,343
Net Asset Value per share	$12.44		$12.54	$8.97

Preferred: Net Assets	$12,579		$271	$5,062
Shares Issued and Outstanding	1,014		22	572
Net Asset Value per share	$12.40		$12.34	$8.85

Select: Net Assets	$10,616		$384	$1,492
Shares Issued and Outstanding	858		31	171
Net Asset Value per share	$12.37		$12.24	$8.72

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners SmallCap		Partners SmallCap	Partners SmallCap
Amounts in thousands, except per share amounts	Growth Fund II		Growth Fund III	Value Fund
Investment in securities—at cost	$620,640		$394,739	$187,734

Assets
Investment in securities—at value	$660,182	(a)	$376,180 (a)	$181,465	(a)
Cash	17,705		2,264	1,945
Receivables:
Capital Shares sold	53		60	43
Custodian credits	—		1	—
Dividends and interest	72		76	96
Expense reimbursement from Manager	4		—	—
Expense reimbursement from Underwriter	1		—	—
Investment securities sold	1,867		6,084	520
Prepaid directors’ expenses	1		1	2

Total Assets	679,885		384,666	184,071
Liabilities
Accrued management and investment advisory fees	445		275	127
Accrued administrative service fees	8		1	2
Accrued distribution fees	23		1	6
Accrued service fees	9		1	3
Accrued transfer agent fees	46		—	6
Accrued other expenses	38		6	9
Payables:
Capital Shares reacquired	160		57	447
Investment securities purchased	1,135		5,908	871
Collateral obligation on securities loaned, at value	126,363		67,117	25,724

Total Liabilities	128,227		73,366	27,195

Net Assets Applicable to Outstanding Shares	$551,658		$311,300	$156,876

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$534,980		$350,468	$159,579
Accumulated undistributed (overdistributed) net investment income (operating loss)	(2,149)		(452)	131
Accumulated undistributed (overdistributed) net realized gain (loss)	(20,715)		(20,157)	3,435
Net unrealized appreciation (depreciation) of investments	39,542		(18,559)	(6,269)

Total Net Assets	$551,658		$311,300	$156,876

Capital Stock (par value: $.01 a share):
Shares authorized	440,000		280,000	305,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$14,198		$1,678	$6,801
Shares Issued and Outstanding	1,823		172	684
Net Asset Value per share	$7.79		$9.73	$9.94

Advisors Select: Net Assets	$11,223		$754	$1,774
Shares Issued and Outstanding	1,479		78	183
Net Asset Value per share	$7.59		$9.66	$9.70

Advisors Signature: Net Assets	$1,649		$671	$328
Shares Issued and Outstanding	209		70	32
Net Asset Value per share	$7.88		$9.63	$10.12

Class A: Net Assets	$15,549		N/A	N/A
Shares Issued and Outstanding	1,964
Net Asset Value per share	$7.91
Maximum Offering Price	$8.37	(b)

Class B: Net Assets	$5,864		N/A	N/A
Shares Issued and Outstanding	759
Net Asset Value per share	$7.73	(c)

Class C: Net Assets	$525		N/A	N/A
Shares Issued and Outstanding	67
Net Asset Value per share	$7.83	(c)

Class J: Net Assets	$22,716		N/A	$10,372
Shares Issued and Outstanding	3,148			1,089
Net Asset Value per share	$7.21	(c)		$9.52	(c)

Institutional: Net Assets	$441,134		$305,244	$125,492
Shares Issued and Outstanding	54,125		30,562	11,865
Net Asset Value per share	$8.15		$9.99	$10.58

Preferred: Net Assets	$30,776		$2,197	$10,819
Shares Issued and Outstanding	3,855		223	1,049
Net Asset Value per share	$7.98		$9.87	$10.32

Select: Net Assets	$8,024		$756	$1,290
Shares Issued and Outstanding	1,017		77	127
Net Asset Value per share	$7.88		$9.82	$10.13

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners SmallCap	Partners SmallCap	Preferred
Amounts in thousands, except per share amounts	Value Fund I	Value Fund II	Securities Fund
Investment in securities—at cost	$500,272	$361,631	$1,470,042

Assets
Investment in securities—at value	$475,840 (a)	$315,867 (a)	$1,392,927	(a)
Cash	13,929	1,424	48,203
Receivables:
Capital Shares sold	944	95	19,130
Dividends and interest	399	131	9,549
Expense reimbursement from Manager	—	—	8
Expense reimbursement from Underwriter	—	—	1
Investment securities sold	3,589	968	122
Prepaid directors’ expenses	2	2	2
Prepaid transfer agent fees	—	—	16

Total Assets	494,703	318,487	1,469,958
Liabilities
Accrued management and investment advisory fees	342	228	830
Accrued administrative service fees	7	2	1
Accrued distribution fees	7	2	119
Accrued service fees	8	2	1
Accrued other expenses	8	8	12
Payables:
Capital Shares reacquired	46	9	501
Dividends payable	—	—	6,967
Investment securities purchased	5,975	247	833
Variation margin on futures contracts	26	—	—
Collateral obligation on securities loaned, at value	67,640	45,234	31,209

Total Liabilities	74,059	45,732	40,473

Net Assets Applicable to Outstanding Shares	$420,644	$272,755	$1,429,485

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$461,549	$322,032	$1,517,426
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,027	499	463
Accumulated undistributed (overdistributed) net realized gain (loss)	(17,957)	(4,012)	(11,289)
Net unrealized appreciation (depreciation) of investments	(23,975)	(45,764)	(77,115)

Total Net Assets	$420,644	$272,755	$1,429,485

Capital Stock (par value: $.01 a share):
Shares authorized	265,000	280,000	505,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$14,893	$8,902	$2,191
Shares Issued and Outstanding	1,032	943	230
Net Asset Value per share	$14.43	$9.44	$9.54

Advisors Select: Net Assets	$9,996	$1,248	$931
Shares Issued and Outstanding	699	133	98
Net Asset Value per share	$14.30	$9.35	$9.53

Advisors Signature: Net Assets	$2,653	$310	$751
Shares Issued and Outstanding	183	33	79
Net Asset Value per share	$14.45	$9.35	$9.56

Class A: Net Assets	N/A	N/A	$214,609
Shares Issued and Outstanding			22,331
Net Asset Value per share			$9.61
Maximum Offering Price			$10.06	(b)

Class C: Net Assets	N/A	N/A	$90,766
Shares Issued and Outstanding			9,444
Net Asset Value per share			$9.61	(c)

Class J: Net Assets	N/A	N/A	$26,340
Shares Issued and Outstanding			2,777
Net Asset Value per share			$9.48	(c)

Institutional: Net Assets	$362,362	$254,526	$1,090,575
Shares Issued and Outstanding	24,705	26,477	113,899
Net Asset Value per share	$14.67	$9.61	$9.57

Preferred: Net Assets	$21,908	$5,871	$786
Shares Issued and Outstanding	1,501	615	82
Net Asset Value per share	$14.60	$9.55	$9.55

Select: Net Assets	$8,832	$1,898	$2,536
Shares Issued and Outstanding	606	200	266
Net Asset Value per share	$14.57	$9.51	$9.54

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2010 Fund		2015 Fund	2020 Fund
Investment in affiliated securities—at cost	$1,958,598		$3,145	$4,096,179

Assets
Investment in affiliated securities—at value	$1,869,782		$3,192	$3,952,746
Receivables:
Capital Shares sold	7,764		248	19,503
Dividends and interest	3,615		3	4,801
Expense reimbursement from Manager	3		1	6
Expense reimbursement from Underwriter	11		—	23
Prepaid directors’ expenses	1		—	1

Total Assets	1,881,176		3,444	3,977,080
Liabilities
Accrued management and investment advisory fees	186		1	382
Accrued administrative service fees	46		—	95
Accrued distribution fees	156		—	327
Accrued service fees	56		—	114
Accrued transfer agent fees	25		—	56
Accrued other expenses	47		3	73
Payables:
Capital Shares reacquired	1,104		—	521

Total Liabilities	1,620		4	1,568

Net Assets Applicable to Outstanding Shares	$1,879,556		$3,440	$3,975,512

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,877,517		$3,390	$3,924,779
Accumulated undistributed (overdistributed) net investment income (operating loss)	14,270		3	16,331
Accumulated undistributed (overdistributed) net realized gain (loss)	76,585		—	177,835
Net unrealized appreciation (depreciation) of investments	(88,816)		47	(143,433)

Total Net Assets	$1,879,556		$3,440	$3,975,512

Capital Stock (par value: $.01 a share):
Shares authorized	585,000		400,000	660,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$94,443		$10	$191,886
Shares Issued and Outstanding	7,637		1	14,693
Net Asset Value per share	$12.37		$10.30	$13.06

Advisors Select: Net Assets	$53,123		$10	$110,470
Shares Issued and Outstanding	4,306		1	8,485
Net Asset Value per share	$12.34		$10.30	$13.02

Advisors Signature: Net Assets	$16,517		$12	$39,537
Shares Issued and Outstanding	1,332		1	3,021
Net Asset Value per share	$12.40		$10.30	$13.09

Class A: Net Assets	$38,688		N/A	$67,676
Shares Issued and Outstanding	3,093			5,126
Net Asset Value per share	$12.51			$13.20
Maximum Offering Price	$13.24	(a)		$13.97	(a)

Class B: Net Assets	N/A		N/A	$10,901
Shares Issued and Outstanding				825
Net Asset Value per share				$13.22	(b)

Class C: Net Assets	$6,083		N/A	$8,480
Shares Issued and Outstanding	487			644
Net Asset Value per share	$12.48	(b)		$13.16	(b)

Class J: Net Assets	$276,847		N/A	$580,526
Shares Issued and Outstanding	22,312			44,352
Net Asset Value per share	$12.41	(b)		$13.09	(b)

Institutional: Net Assets	$1,153,589		$1,457	$2,481,910
Shares Issued and Outstanding	92,589		141	188,937
Net Asset Value per share	$12.46		$10.31	$13.14

Preferred: Net Assets	$178,392		$1,939	$343,567
Shares Issued and Outstanding	14,376		188	26,238
Net Asset Value per share	$12.41		$10.30	$13.09

Select: Net Assets	$61,874		$12	$140,559
Shares Issued and Outstanding	4,994		1	10,752
Net Asset Value per share	$12.39		$10.31	$13.07

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Principal LifeTime	Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts	2025 Fund	2030 Fund		2035 Fund
Investment in affiliated securities—at cost	$3,057	$3,524,917		$2,644

Assets
Investment in affiliated securities—at value	$3,112	$3,429,184		$2,698
Receivables:
Capital Shares sold	358	9,504		257
Dividends and interest	2	2,662		1
Expense reimbursement from Manager	1	10		1
Expense reimbursement from Underwriter	—	19		—
Prepaid directors’ expenses	—	1		—

Total Assets	3,473	3,441,380		2,957
Liabilities
Accrued management and investment advisory fees	—	333		1
Accrued administrative service fees	—	82		—
Accrued distribution fees	—	274		—
Accrued service fees	1	99		—
Accrued transfer agent fees	—	76		—
Accrued other expenses	3	66		3
Payables:
Capital Shares reacquired	—	1,363		—

Total Liabilities	4	2,293		4

Net Assets Applicable to Outstanding Shares	$3,469	$3,439,087		$2,953

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,412	$3,365,293		$2,898
Accumulated undistributed (overdistributed) net investment income (operating loss)	2	8,010		1
Accumulated undistributed (overdistributed) net realized gain (loss)	—	161,517		—
Net unrealized appreciation (depreciation) of investments	55	(95,733)		54

Total Net Assets	$3,469	$3,439,087		$2,953

Capital Stock (par value: $.01 a share):
Shares authorized	400,000	735,000		400,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$10	$174,236		$10
Shares Issued and Outstanding	1	13,286		1
Net Asset Value per share	$10.37	$13.11		$10.42

Advisors Select: Net Assets	$10	$97,595		$10
Shares Issued and Outstanding	1	7,472		1
Net Asset Value per share	$10.37	$13.06		$10.42

Advisors Signature: Net Assets	$13	$33,175		$12
Shares Issued and Outstanding	1	2,534		1
Net Asset Value per share	$10.37	$13.09		$10.41

Class A: Net Assets	N/A	$44,190		N/A
Shares Issued and Outstanding		3,349
Net Asset Value per share		$13.20
Maximum Offering Price		$13.97	(a)

Class B: Net Assets	N/A	$9,101		N/A
Shares Issued and Outstanding		688
Net Asset Value per share		$13.23	(b)

Class C: Net Assets	N/A	$8,041		N/A
Shares Issued and Outstanding		610
Net Asset Value per share		$13.19	(b)

Class J: Net Assets	N/A	$477,458		N/A
Shares Issued and Outstanding		36,385
Net Asset Value per share		$13.12	(b)

Institutional: Net Assets	$741	$2,187,947		$616
Shares Issued and Outstanding	71	166,459		59
Net Asset Value per share	$10.38	$13.14		$10.43

Preferred: Net Assets	$2,684	$271,385		$2,294
Shares Issued and Outstanding	259	20,653		220
Net Asset Value per share	$10.38	$13.14		$10.43

Select: Net Assets	$11	$135,959		$11
Shares Issued and Outstanding	1	10,149		1
Net Asset Value per share	$10.38	$13.40		$10.42

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands, except per share amounts	2040 Fund		2045 Fund	2050 Fund
Investment in affiliated securities—at cost	$1,817,291		$315	$744,109

Assets
Investment in affiliated securities—at value	$1,760,959		$324	$722,660
Receivables:
Capital Shares sold	5,035		76	1,570
Dividends and interest	802		—	216
Expense reimbursement from Manager	11		1	10
Expense reimbursement from Underwriter	8		—	2
Prepaid directors’ expenses	1		—	1

Total Assets	1,766,816		401	724,459
Liabilities
Accrued management and investment advisory fees	172		—	71
Accrued administrative service fees	38		—	14
Accrued distribution fees	125		—	36
Accrued service fees	46		—	16
Accrued transfer agent fees	50		—	25
Accrued other expenses	49		3	23
Payables:
Capital Shares reacquired	330		—	78

Total Liabilities	810		3	263

Net Assets Applicable to Outstanding Shares	$1,766,006		$398	$724,196

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$1,736,648		$389	$709,058
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,913		—	417
Accumulated undistributed (overdistributed) net realized gain (loss)	83,777		—	36,170
Net unrealized appreciation (depreciation) of investments	(56,332)		9	(21,449)

Total Net Assets	$1,766,006		$398	$724,196

Capital Stock (par value: $.01 a share):
Shares authorized	475,000		400,000	500,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$83,606		$10	$27,528
Shares Issued and Outstanding	6,250		1	2,126
Net Asset Value per share	$13.38		$10.46	$12.95

Advisors Select: Net Assets	$45,773		$10	$19,112
Shares Issued and Outstanding	3,424		1	1,478
Net Asset Value per share	$13.37		$10.45	$12.93

Advisors Signature: Net Assets	$18,301		$12	$6,741
Shares Issued and Outstanding	1,366		1	520
Net Asset Value per share	$13.40		$10.45	$12.96

Class A: Net Assets	$27,520		N/A	$15,569
Shares Issued and Outstanding	2,062			1,191
Net Asset Value per share	$13.35			$13.08
Maximum Offering Price	$14.13	(a)		$13.84	(a)

Class B: Net Assets	$6,690		N/A	$2,104
Shares Issued and Outstanding	504			162
Net Asset Value per share	$13.26	(b)		$12.99	(b)

Class C: Net Assets	$3,748		N/A	$2,052
Shares Issued and Outstanding	281			157
Net Asset Value per share	$13.33	(b)		$13.06	(b)

Class J: Net Assets	$204,377		N/A	$43,845
Shares Issued and Outstanding	15,249			3,424
Net Asset Value per share	$13.40	(b)		$12.80	(b)

Institutional: Net Assets	$1,194,872		$201	$544,498
Shares Issued and Outstanding	88,734		19	41,836
Net Asset Value per share	$13.47		$10.47	$13.01

Preferred: Net Assets	$123,331		$154	$40,008
Shares Issued and Outstanding	9,179		15	3,079
Net Asset Value per share	$13.44		$10.46	$13.00

Select: Net Assets	$57,788		$11	$22,739
Shares Issued and Outstanding	4,317		1	1,752
Net Asset Value per share	$13.39		$10.46	$12.98

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

		Principal LifeTime
	Principal LifeTime	Strategic Income		Real Estate
Amounts in thousands, except per share amounts	2055 Fund	Fund		Securities Fund
Investment in securities—at cost	$—	$—		$1,661,989

Investment in affiliated securities—at cost	$542	$637,604		$—

Assets
Investment in securities—at value	$—	$—		$1,708,123	(a)
Investment in affiliated securities—at value	547	600,962		—
Cash	—	—		10
Receivables:
Capital Shares sold	5	822		3,602
Dividends and interest	—	2,171		1,472
Expense reimbursement from Manager	1	4		11
Expense reimbursement from Underwriter	—	4		7
Prepaid directors’ expenses	—	1		1

Total Assets	553	603,964		1,713,226
Liabilities
Accrued management and investment advisory fees	—	60		1,080
Accrued administrative service fees	—	16		16
Accrued distribution fees	—	57		120
Accrued service fees	—	18		19
Accrued transfer agent fees	—	13		234
Accrued other expenses	3	29		155
Payables:
Capital Shares reacquired	—	324		633
Investment securities purchased	—	—		4,263
Collateral obligation on securities loaned, at value	—	—		86,296

Total Liabilities	3	517		92,816

Net Assets Applicable to Outstanding Shares	$550	$603,447		$1,620,410

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$545	$618,535		$1,637,462
Accumulated undistributed (overdistributed) net investment income (operating loss)	—	9,508		2,760
Accumulated undistributed (overdistributed) net realized gain (loss)	—	12,046		(65,946)
Net unrealized appreciation (depreciation) of investments	5	(36,642)		46,134

Total Net Assets	$550	$603,447		$1,620,410

Capital Stock (par value: $.01 a share):
Shares authorized	400,000	500,000		730,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$11	$28,429		$39,292
Shares Issued and Outstanding	1	2,476		2,313
Net Asset Value per share	$10.46	$11.48		$16.98

Advisors Select: Net Assets	$10	$23,468		$19,660
Shares Issued and Outstanding	1	2,042		1,176
Net Asset Value per share	$10.46	$11.49		$16.72

Advisors Signature: Net Assets	$11	$12,508		$3,872
Shares Issued and Outstanding	1	1,085		226
Net Asset Value per share	$10.46	$11.53		$17.13

Class A: Net Assets	N/A	$24,848		$99,339
Shares Issued and Outstanding		2,137		5,755
Net Asset Value per share		$11.63		$17.26
Maximum Offering Price		$12.18	(b)	$18.26	(c)

Class B: Net Assets	N/A	$783		$23,629
Shares Issued and Outstanding		68		1,379
Net Asset Value per share		$11.54	(d)	$17.13	(d)

Class C: Net Assets	N/A	$3,366		$6,359
Shares Issued and Outstanding		290		370
Net Asset Value per share		$11.60	(d)	$17.18	(d)

Class J: Net Assets	N/A	$86,744		$165,237
Shares Issued and Outstanding		7,539		9,759
Net Asset Value per share		$11.51	(d)	$16.93	(d)

Institutional: Net Assets	$184	$364,775		$1,184,491
Shares Issued and Outstanding	18	31,530		68,643
Net Asset Value per share	$10.47	$11.57		$17.26

Preferred: Net Assets	$323	$40,481		$61,876
Shares Issued and Outstanding	31	3,502		3,664
Net Asset Value per share	$10.47	$11.56		$16.89

Select: Net Assets	$11	$18,045		$16,655
Shares Issued and Outstanding	1	1,568		987
Net Asset Value per share	$10.47	$11.51		$16.87

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts	Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated securities—at cost	$4,066,706		$631,519		$3,203,154

Assets
Investment in affiliated securities—at value	$4,468,205		$669,839		$3,602,430
Receivables:
Capital Shares sold	4,997		11,583		2,457
Dividends and interest	8,067		1,810		3,032
Expense reimbursement from Manager	—		1		2
Expense reimbursement from Underwriter	1		—		1
Prepaid directors’ expenses	1		1		1

Total Assets	4,481,271		683,234		3,607,923
Liabilities
Accrued management and investment advisory fees	1,152		173		927
Accrued administrative service fees	1		—		—
Accrued distribution fees	2,163		340		1,814
Accrued service fees	1		—		1
Accrued transfer agent fees	613		71		558
Accrued other expenses	375		84		330
Payables:
Capital Shares reacquired	8,404		993		5,584

Total Liabilities	12,709		1,661		9,214

Net Assets Applicable to Outstanding Shares	$4,468,562		$681,573		$3,598,709

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$3,812,351		$619,699		$2,934,268
Accumulated undistributed (overdistributed) net investment income (operating loss)	5,116		1,560		7,113
Accumulated undistributed (overdistributed) net realized gain (loss)	249,596		21,994		258,052
Net unrealized appreciation (depreciation) of investments	401,499		38,320		399,276

Total Net Assets	$4,468,562		$681,573		$3,598,709

Capital Stock (par value: $.01 a share):
Shares authorized	1,255,000		855,000		1,255,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$3,126		$852		$1,196
Shares Issued and Outstanding	224		79		76
Net Asset Value per share	$13.98		$10.82		$15.75

Advisors Select: Net Assets	$70		$660		$954
Shares Issued and Outstanding	5		61		61
Net Asset Value per share	$13.98		$10.82		$15.73

Advisors Signature: Net Assets	$166		$116		$515
Shares Issued and Outstanding	12		11		33
Net Asset Value per share	$13.98		$10.82		$15.73

Class A: Net Assets	$2,368,350		$314,832		$1,784,144
Shares Issued and Outstanding	167,668		28,917		111,646
Net Asset Value per share	$14.13		$10.89		$15.98
Maximum Offering Price	$14.95	(a)	$11.52	(a)	$16.91	(a)

Class B: Net Assets	$1,161,778		$147,644		$889,434
Shares Issued and Outstanding	82,477		13,588		57,694
Net Asset Value per share	$14.09	(b)	$10.87	(b)	$15.42	(b)

Class C: Net Assets	$886,449		$185,161		$878,774
Shares Issued and Outstanding	63,296		17,117		57,485
Net Asset Value per share	$14.00	(b)	$10.82	(b)	$15.29	(b)

Class J: Net Assets	$27,536		$13,147		$25,073
Shares Issued and Outstanding	1,987		1,216		1,593
Net Asset Value per share	$13.86	(b)	$10.81	(b)	$15.74	(b)

Institutional: Net Assets	$19,113		$17,470		$15,640
Shares Issued and Outstanding	1,366		1,614		991
Net Asset Value per share	$13.99		$10.82		$15.78

Preferred: Net Assets	$285		$98		$64
Shares Issued and Outstanding	20		9		4
Net Asset Value per share	$13.99		$10.82		$15.77

Select: Net Assets	$1,689		$1,593		$2,915
Shares Issued and Outstanding	121		147		185
Net Asset Value per share	$13.99		$10.82		$15.76

(a)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(b)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SAM Flexible		SAM Strategic		Short-Term Bond
Amounts in thousands, except per share amounts	Income Portfolio		Growth Portfolio		Fund
Investment in securities—at cost	$—		$—		$317,164

Investment in affiliated securities—at cost	$799,592		$2,030,853		$—

Assets
Investment in securities—at value	$—		$—		$298,886	(a)
Investment in affiliated securities—at value	836,877		2,253,564		—
Cash	—		—		309
Receivables:
Capital Shares sold	4,134		2,103		1,399
Dividends and interest	2,739		645		2,774
Expense reimbursement from Manager	2		5		3
Expense reimbursement from Underwriter	—		1		2
Investment securities sold	—		—		444
Variation margin on futures contracts	—		—		45
Other assets	—		—		1
Prepaid directors’ expenses	1		1		1

Total Assets	843,753		2,256,319		303,864
Liabilities
Accrued management and investment advisory fees	217		578		88
Accrued administrative service fees	—		—		1
Accrued distribution fees	420		1,137		34
Accrued service fees	—		1		1
Accrued transfer agent fees	133		456		46
Accrued other expenses	81		250		47
Payables:
Capital Shares reacquired	2,843		4,722		382
Dividends payable	—		—		1,093
Investment securities purchased	—		—		1,329
Swap premiums received	—		—		109
Unrealized loss on swap agreements	—		—		234
Variation margin on futures contracts	—		—		52
Collateral obligation on securities loaned, at value	—		—		34,840

Total Liabilities	3,694		7,144		38,256

Net Assets Applicable to Outstanding Shares	$840,059		$2,249,175		$265,608

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$785,601		$1,851,796		$293,519
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,035		1,866		(523)
Accumulated undistributed (overdistributed) net realized gain (loss)	15,138		172,802		(8,898)
Net unrealized appreciation (depreciation) of investments	37,285		222,711		(18,490)

Total Net Assets	$840,059		$2,249,175		$265,608

Capital Stock (par value: $.01 a share):
Shares authorized	955,000		1,055,000		655,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$379		$1,152		$2,881
Shares Issued and Outstanding	34		66		308
Net Asset Value per share	$11.26		$17.37		$9.38

Advisors Select: Net Assets	$112		$356		$157
Shares Issued and Outstanding	10		21		17
Net Asset Value per share	$11.26		$17.35		$9.34

Advisors Signature: Net Assets	$85		$619		$324
Shares Issued and Outstanding	8		36		35
Net Asset Value per share	$11.26		$17.35		$9.32

Class A: Net Assets	$429,738		$1,099,505		$78,188
Shares Issued and Outstanding	38,069		62,327		8,390
Net Asset Value per share	$11.29		$17.64		$9.32
Maximum Offering Price	$11.82	(b)	$18.67	(c)	$9.56	(d)

Class B: Net Assets	$243,844		$575,463		N/A
Shares Issued and Outstanding	21,635		34,495
Net Asset Value per share	$11.27	(e)	$16.68	(e)

Class C: Net Assets	$158,106		$535,310		$2,017
Shares Issued and Outstanding	14,105		32,018		216
Net Asset Value per share	$11.21	(e)	$16.72	(e)	$9.32	(e)

Class J: Net Assets	$2,783		$27,685		$57,264
Shares Issued and Outstanding	248		1,594		6,135
Net Asset Value per share	$11.24	(e)	$17.37	(e)	$9.33	(e)

Institutional: Net Assets	$4,596		$7,674		$120,290
Shares Issued and Outstanding	408		441		12,904
Net Asset Value per share	$11.26		$17.40		$9.32

Preferred: Net Assets	$108		$51		$2,144
Shares Issued and Outstanding	10		3		231
Net Asset Value per share	$11.26		$17.39		$9.30

Select: Net Assets	$308		$1,360		$2,343
Shares Issued and Outstanding	27		78		254
Net Asset Value per share	$11.26		$17.37		$9.24

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 4.50% of the offering price or 4.71% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(d)	Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.

(e)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Short-Term Income		SmallCap Blend		SmallCap Growth
Amounts in thousands, except per share amounts	Fund		Fund		Fund
Investment in securities—at cost	$595,152		$314,845		$335,567

Assets
Investment in securities—at value	$596,261	(a)	$321,438	(a)	$337,378	(a)
Cash	10		10		10
Receivables:
Capital Shares sold	2,503		23		275
Dividends and interest	5,310		120		50
Expense reimbursement from Manager	4		2		5
Expense reimbursement from Underwriter	—		—		1
Investment securities sold	—		112		1,315
Other assets	—		1		—
Prepaid directors’ expenses	1		1		—

Total Assets	604,089		321,707		339,034
Liabilities
Accrued management and investment advisory fees	197		172		183
Accrued administrative service fees	—		1		1
Accrued distribution fees	13		50		29
Accrued service fees	—		1		1
Accrued transfer agent fees	18		161		81
Accrued other expenses	16		94		13
Payables:
Capital Shares reacquired	279		208		107
Dividends payable	1,732		—		—
Investment securities purchased	—		—		1,982
Variation margin on futures contracts	69		—		—
Collateral obligation on securities loaned, at value	90,555		37,665		31,170

Total Liabilities	92,879		38,352		33,567

Net Assets Applicable to Outstanding Shares	$511,210		$283,355		$305,467

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$515,397		$285,088		$315,946
Accumulated undistributed (overdistributed) net investment income (operating loss)	93		215		(493)
Accumulated undistributed (overdistributed) net realized gain (loss)	(5,611)		(8,541)		(11,797)
Net unrealized appreciation (depreciation) of investments	1,331		6,593		1,811

Total Net Assets	$511,210		$283,355		$305,467

Capital Stock (par value: $.01 a share):
Shares authorized	550,000		455,000		705,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	N/A		$1,566		$2,886
Shares Issued and Outstanding			111		354
Net Asset Value per share			$14.16		$8.16

Advisors Select: Net Assets	N/A		$2,001		$660
Shares Issued and Outstanding			143		82
Net Asset Value per share			$13.98		$8.06

Advisors Signature: Net Assets	N/A		$255		$387
Shares Issued and Outstanding			18		49
Net Asset Value per share			$14.02		$7.93

Class A: Net Assets	$38,936		$96,240		$46,192
Shares Issued and Outstanding	3,343		6,767		5,669
Net Asset Value per share	$11.65		$14.22		$8.15
Maximum Offering Price	$11.95	(b)	$15.05	(c)	$8.62	(c)

Class B: Net Assets	N/A		$15,827		$5,242
Shares Issued and Outstanding			1,142		654
Net Asset Value per share			$13.85	(d)	$8.01	(d)

Class C: Net Assets	$5,152		$1,309		$1,782
Shares Issued and Outstanding	442		93		221
Net Asset Value per share	$11.65	(d)	$14.09	(d)	$8.05	(d)

Class J: Net Assets	N/A		$125,555		$34,923
Shares Issued and Outstanding			9,189		4,571
Net Asset Value per share			$13.66	(d)	$7.64	(d)

Institutional: Net Assets	$467,122		$36,211		$210,298
Shares Issued and Outstanding	40,095		2,492		25,622
Net Asset Value per share	$11.65		$14.53		$8.21

Preferred: Net Assets	N/A		$2,163		$2,772
Shares Issued and Outstanding			149		330
Net Asset Value per share			$14.54		$8.39

Select: Net Assets	N/A		$2,228		$325
Shares Issued and Outstanding			155		39
Net Asset Value per share			$14.41		$8.33

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 2.50% of the offering price or 2.56% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SmallCap S&P 600		SmallCap Value		Ultra Short Bond
Amounts in thousands, except per share amounts	Index Fund		Fund		Fund

Investment in securities—at cost	$580,788		$582,040		$226,125

Assets
Investment in securities—at value	$567,785	(a)	$570,211	(a)	$194,360	(a)
Cash	11		10		73
Receivables:
Capital Shares sold	497		323		749
Dividends and interest	296		209		1,422
Expense reimbursement from Manager	—		7		3
Expense reimbursement from Underwriter	3		2		1
Investment securities sold	147		1,705		812
Variation margin on futures contracts	—		—		18
Prepaid directors’ expenses	2		2		2

Total Assets	568,741		572,469		197,440
Liabilities
Accrued management and investment advisory fees	58		308		61
Accrued administrative service fees	19		7		2
Accrued distribution fees	45		36		14
Accrued service fees	23		8		2
Accrued transfer agent fees	26		35		8
Accrued other expenses	26		39		26
Payables:
Capital Shares reacquired	316		259		85
Dividends payable	—		—		718
Investment securities purchased	—		—		3
Swap premiums received	—		—		34
Unrealized loss on swap agreements	—		—		73
Variation margin on futures contracts	15		—		11
Collateral obligation on securities loaned, at value	87,267		67,903		11,774

Total Liabilities	87,795		68,595		12,811

Net Assets Applicable to Outstanding Shares	$480,946		$503,874		$184,629

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$488,280		$562,789		$217,875
Accumulated undistributed (overdistributed) net investment income (operating loss)	1,587		808		(62)
Accumulated undistributed (overdistributed) net realized gain (loss)	3,774		(47,894)		(1,302)
Net unrealized appreciation (depreciation) of investments	(12,695)		(11,829)		(31,882)

Total Net Assets	$480,946		$503,874		$184,629

Capital Stock (par value: $.01 a share):
Shares authorized	305,000		830,000		695,000
Net Asset Value Per Share:
Advisors Preferred: Net Assets	$44,041		$11,668		$2,786
Shares Issued and Outstanding	2,790		755		329
Net Asset Value per share	$15.79		$15.45		$8.47

Advisors Select: Net Assets	$20,586		$6,654		$6,889
Shares Issued and Outstanding	1,314		436		815
Net Asset Value per share	$15.67		$15.29		$8.45

Advisors Signature: Net Assets	$4,460		$1,323		$10
Shares Issued and Outstanding	288		86		1
Net Asset Value per share	$15.47		$15.30		$8.46

Class A: Net Assets	N/A		$18,407		$8,965
Shares Issued and Outstanding			1,192		1,053
Net Asset Value per share			$15.45		$8.51
Maximum Offering Price			$16.35	(b)	$8.60	(c)

Class B: Net Assets	N/A		$3,434		N/A
Shares Issued and Outstanding			225
Net Asset Value per share			$15.25	(d)

Class C: Net Assets	N/A		$4,229		$1,069
Shares Issued and Outstanding			275		125
Net Asset Value per share			$15.38	(d)	$8.52	(d)

Class J: Net Assets	$77,935		$57,162		$27,191
Shares Issued and Outstanding	5,175		3,821		3,215
Net Asset Value per share	$15.06	(d)	$14.96	(d)	$8.46	(d)

Institutional: Net Assets	$237,600		$360,839		$136,917
Shares Issued and Outstanding	15,262		23,304		16,082
Net Asset Value per share	$15.57		$15.48		$8.51

Preferred: Net Assets	$76,320		$32,505		$792
Shares Issued and Outstanding	4,797		2,084		93
Net Asset Value per share	$15.91		$15.60		$8.50

Select: Net Assets	$20,004		$7,653		$10
Shares Issued and Outstanding	1,259		493		1
Net Asset Value per share	$15.89		$15.53		$8.44

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Maximum offering price equals net asset value plus a front-end sales charge of 1.00% of the offering price or 1.01% of the net asset value.

(d)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of assets and liabilities
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	West Coast Equity
Amounts in thousands, except per share amounts	Fund

Investment in securities—at cost	$981,812

Assets
Investment in securities—at value	$1,484,918	(a)
Cash	10
Receivables:
Capital Shares sold	818
Dividends and interest	978
Investment securities sold	2,034

Total Assets	1,488,758
Liabilities
Accrued management and investment advisory fees	571
Accrued distribution fees	248
Accrued transfer agent fees	369
Accrued directors’ expenses	2
Accrued other expenses	132
Payables:
Capital Shares reacquired	1,562
Investment securities purchased	789
Collateral obligation on securities loaned, at value	113,706

Total Liabilities	117,379

Net Assets Applicable to Outstanding Shares	$1,371,379

Net Assets Consist of:
Capital Shares and additional paid-in-capital	$820,697
Accumulated undistributed (overdistributed) net investment income (operating loss)	2,972
Accumulated undistributed (overdistributed) net realized gain (loss)	44,604
Net unrealized appreciation (depreciation) of investments	503,106

Total Net Assets	$1,371,379

Capital Stock (par value: $.01 a share):
Shares authorized	600,000
Net Asset Value Per Share:
Class A: Net Assets	$564,388
Shares Issued and Outstanding	13,710
Net Asset Value per share	$41.17
Maximum Offering Price	$43.57	(b)

Class B: Net Assets	$144,697
Shares Issued and Outstanding	4,041
Net Asset Value per share	$35.81	(c)

Class C: Net Assets	$18,457
Shares Issued and Outstanding	513
Net Asset Value per share	$35.99	(c)

Institutional: Net Assets	$643,837
Shares Issued and Outstanding	15,469
Net Asset Value per share	$41.62

(a)	Includes fair market value of securities loaned, see “Securities Lending” in Notes to Financial Statements.

(b)	Maximum offering price equals net asset value plus a front-end sales charge of 5.50% of the offering price or 5.82% of the net asset value.

(c)	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

		Disciplined
	Bond & Mortgage	LargeCap Blend	Diversified
Amounts in thousands	Securities Fund	Fund	International Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$2,016	$33,329	$28,137
Withholding tax	—	—	(3,118)
Interest	73,500	153	362
Securities lending	2,732	171	778

Total Income	78,248	33,653	26,159
Expenses:
Management and investment advisory fees	6,857	9,399	9,925
Distribution fees — Advisors Preferred	80	11	120
Distribution fees — Advisors Select	56	4	52
Distribution fees — Advisors Signature	13	3	18
Distribution fees — Class A	194	700	732
Distribution fees — Class B	109	254	311
Distribution fees — Class C	13	11	107
Distribution fees — Class J	566	N/A	629
Distribution fees — Select	15	2	22
Administrative service fees — Advisors Preferred	48	7	72
Administrative service fees — Advisors Select	37	3	34
Administrative service fees — Advisors Signature	10	2	14
Administrative service fees — Preferred	60	1	68
Administrative service fees — Select	20	3	29
Registration fees — Class A	11	56	24
Registration fees — Class B	8	10	8
Registration fees — Class C	12	10	9
Registration fees — Class J	14	N/A	18
Service fees — Advisors Preferred	54	8	82
Service fees — Advisors Select	47	3	43
Service fees — Advisors Signature	9	2	13
Service fees — Preferred	81	1	92
Service fees — Select	23	4	33
Shareholder reports — Class A	20	104	68
Shareholder reports — Class B	5	12	15
Shareholder reports — Class C	—	—	5
Shareholder reports — Class J	18	N/A	20
Transfer agent fees — Class A	191	324	518
Transfer agent fees — Class B	46	78	98
Transfer agent fees — Class C	7	7	25
Transfer agent fees — Class J	157	N/A	172
Auditing and legal fees	3	7	7
Custodian fees	4	6	437
Directors’ expenses	4	8	16
Other expenses	51	34	36

Total Gross Expenses	8,843	11,074	13,872
Less: Reimbursement from Manager — Advisors Preferred	—	—	4
Less: Reimbursement from Manager — Advisors Select	—	—	2
Less: Reimbursement from Manager — Class A	88	166	138
Less: Reimbursement from Manager — Class B	50	7	—
Less: Reimbursement from Manager — Class C	16	14	22
Less: Reimbursement from Manager — Institutional	—	—	36
Less: Reimbursement from Manager — Preferred	—	—	5
Less: Reimbursement from Manager — Select	—	—	2
Less: Reimbursement from Underwriter — Class J	61	N/A	67

Total Net Expenses	8,628	10,887	13,596

Net Investment Income (Operating Loss)	69,620	22,766	12,563

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign tax refund of $0, $0 and $45, respectively)	22,397	(5,845)	(42,280)
Foreign currency transactions	—	—	(230)
Swap agreements	(4,349)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(153,320)	(392,711)	(301,927)
Swap agreements	(2,624)	—	—
Translation of assets and liabilities in foreign currencies	—	—	(63)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(137,896)	(398,556)	(344,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(68,276)	$(375,790)	$(331,937)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Equity Income	Global Real Estate	Government & High
Amounts in thousands	Fund I	Securities Fund	Quality Bond Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$49,540	$112	$—
Withholding tax	—	(12)	—
Interest	1,789	10	9,368
Securities lending	652	—	431

Total Income	51,981	110	9,799
Expenses:
Management and investment advisory fees	9,864	29	754
Distribution fees — Advisors Preferred	N/A	N/A	16
Distribution fees — Advisors Select	N/A	N/A	15
Distribution fees — Advisors Signature	N/A	N/A	2
Distribution fees — Class A	1,956	4	241
Distribution fees — Class B	1,638	N/A	172
Distribution fees — Class C	1,257	7	11
Distribution fees — Class J	N/A	N/A	241
Distribution fees — Select	N/A	N/A	1
Administrative service fees — Advisors Preferred	N/A	N/A	10
Administrative service fees — Advisors Select	N/A	N/A	10
Administrative service fees — Advisors Signature	N/A	N/A	1
Administrative service fees — Preferred	N/A	N/A	10
Administrative service fees — Select	N/A	N/A	2
Registration fees — Class A	111	12	7
Registration fees — Class B	28	N/A	8
Registration fees — Class C	19	13	12
Registration fees — Class J	N/A	N/A	10
Service fees — Advisors Preferred	N/A	N/A	11
Service fees — Advisors Select	N/A	N/A	13
Service fees — Advisors Signature	N/A	N/A	1
Service fees — Preferred	N/A	N/A	13
Service fees — Select	N/A	N/A	2
Shareholder reports — Class A	211	1	21
Shareholder reports — Class B	32	N/A	6
Shareholder reports — Class C	11	—	—
Shareholder reports — Class J	N/A	N/A	8
Transfer agent fees — Class A	691	5	189
Transfer agent fees — Class B	294	N/A	50
Transfer agent fees — Class C	123	2	4
Transfer agent fees — Class J	N/A	N/A	76
Auditing and legal fees	7	7	3
Custodian fees	—	18	1
Directors’ expenses	30	—	2
Other expenses	35	1	6

Total Gross Expenses	16,307	99	1,929
Less: Reimbursement from Manager — Class A	—	27	—
Less: Reimbursement from Manager — Class C	—	18	14
Less: Reimbursement from Manager — Institutional	—	6	—
Less: Reimbursement from Underwriter — Class J	N/A	N/A	26

Total Net Expenses	16,307	48	1,889

Net Investment Income (Operating Loss)	35,674	62	7,910

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(133,051)	(310)	3,605
Foreign currency transactions	—	25	—
Futures contracts	—	—	(511)
Options and swaptions	—	—	96
Swap agreements	—	—	6
Change in unrealized appreciation/depreciation of:
Investments	(410,892)	(521)	(8,588)
Futures contracts	—	—	(216)
Options and swaptions	—	—	4
Swap agreements	—	—	104
Translation of assets and liabilities in foreign currencies	—	2	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(543,943)	(804)	(5,500)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(508,269)	$(742)	$2,410

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	High Quality
	Intermediate-Term
Amounts in thousands	Bond Fund	High Yield Fund	High Yield Fund II

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$—	$—	$819
Dividends	189	7	4,336
Withholding tax	—	—	(134)
Interest	4,229	25,549	57,083
Securities lending	161	104	623

Total Income	4,579	25,660	62,727
Expenses:
Management and investment advisory fees	336	1,983	4,038
Distribution fees — Advisors Preferred	13	N/A	N/A
Distribution fees — Advisors Select	69	N/A	N/A
Distribution fees — Advisors Signature	3	N/A	N/A
Distribution fees — Class A	N/A	N/A	913
Distribution fees — Class B	N/A	N/A	378
Distribution fees — Class C	N/A	N/A	662
Distribution fees — Class J	78	N/A	N/A
Distribution fees — Select	2	N/A	N/A
Administrative service fees — Advisors Preferred	8	N/A	N/A
Administrative service fees — Advisors Select	46	N/A	N/A
Administrative service fees — Advisors Signature	2	N/A	N/A
Administrative service fees — Preferred	23	N/A	N/A
Administrative service fees — Select	3	N/A	N/A
Registration fees — Class A	N/A	N/A	34
Registration fees — Class B	N/A	N/A	18
Registration fees — Class C	N/A	N/A	17
Registration fees — Class J	8	N/A	N/A
Service fees — Advisors Preferred	8	N/A	N/A
Service fees — Advisors Select	58	N/A	N/A
Service fees — Advisors Signature	2	N/A	N/A
Service fees — Preferred	32	N/A	N/A
Service fees — Select	3	N/A	N/A
Shareholder reports — Class A	N/A	N/A	74
Shareholder reports — Class B	N/A	N/A	13
Shareholder reports — Class C	N/A	N/A	15
Shareholder reports — Class J	2	N/A	N/A
Transfer agent fees — Class A	N/A	N/A	264
Transfer agent fees — Class B	N/A	N/A	44
Transfer agent fees — Class C	N/A	N/A	59
Transfer agent fees — Class J	31	N/A	N/A
Auditing and legal fees	3	3	7
Custodian fees	3	2	10
Directors’ expenses	1	1	11
Other expenses	1	1	101

Total Gross Expenses	735	1,990	6,658
Less: Reimbursement from Manager — Class B	N/A	N/A	18
Less: Reimbursement from Manager — Class C	N/A	N/A	8
Less: Reimbursement from Underwriter — Class J	9	N/A	N/A

Total Net Expenses	726	1,990	6,632

Net Investment Income (Operating Loss)	3,853	23,670	56,095

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	1,640	(11,286)	(3,569)
Foreign currency transactions	—	—	(92)
Futures contracts	(359)	—	—
Swap agreements	(218)	—	839
Change in unrealized appreciation/depreciation of:
Investments	(10,242)	(11,926)	(51,249)
Investments in affiliates	—	—	(2,395)
Futures contracts	(8)	—	—
Swap agreements	43	—	(1,846)
Translation of assets and liabilities in foreign currencies	—	—	(83)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(9,144)	(23,212)	(58,395)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,291)	$458	$(2,300)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			International
		Inflation Protection	Emerging Markets
Amounts in thousands	Income Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$144	$—	$14,257
Withholding tax	—	—	(1,528)
Interest	35,068	13,266	118
Securities lending	559	831	495

Total Income	35,771	14,097	13,342
Expenses:
Management and investment advisory fees	2,963	1,013	8,000
Distribution fees — Advisors Preferred	N/A	2	37
Distribution fees — Advisors Select	N/A	1	22
Distribution fees — Advisors Signature	N/A	—	12
Distribution fees — Class A	189	9	253
Distribution fees — Class B	376	N/A	147
Distribution fees — Class C	70	6	55
Distribution fees — Class J	N/A	22	624
Distribution fees — Select	N/A	—	9
Administrative service fees — Advisors Preferred	N/A	1	22
Administrative service fees — Advisors Select	N/A	1	15
Administrative service fees — Advisors Signature	N/A	—	9
Administrative service fees — Preferred	N/A	1	22
Administrative service fees — Select	N/A	—	12
Registration fees — Class A	22	8	13
Registration fees — Class B	15	N/A	8
Registration fees — Class C	11	12	12
Registration fees — Class J	N/A	7	17
Service fees — Advisors Preferred	N/A	1	25
Service fees — Advisors Select	N/A	1	18
Service fees — Advisors Signature	N/A	—	8
Service fees — Preferred	N/A	1	31
Service fees — Select	N/A	—	14
Shareholder reports — Class A	21	1	19
Shareholder reports — Class B	16	N/A	6
Shareholder reports — Class C	1	—	3
Shareholder reports — Class J	N/A	—	12
Transfer agent fees — Class A	73	7	201
Transfer agent fees — Class B	41	N/A	44
Transfer agent fees — Class C	10	4	17
Transfer agent fees — Class J	N/A	16	150
Auditing and legal fees	7	4	3
Custodian fees	2	1	191
Directors’ expenses	4	2	4
Other expenses	10	3	10

Total Gross Expenses	3,831	1,124	10,045
Less: Reimbursement from Manager — Class A	6	8	—
Less: Reimbursement from Manager — Class B	21	N/A	—
Less: Reimbursement from Manager — Class C	13	14	—
Less: Reimbursement from Manager — Class J	N/A	8	—
Less: Reimbursement from Underwriter — Class J	N/A	2	67

Total Net Expenses	3,791	1,092	9,978

Net Investment Income (Operating Loss)	31,980	13,005	3,364

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions (net of foreign taxes of $0, $0 and $473, respectively)	2,434	2,181	(5,531)
Foreign currency transactions	—	—	(2,561)
Swap agreements	—	19,809	—
Change in unrealized appreciation/depreciation of:
Investments	2,007	(35,633)	(180,684)
Options and swaptions	—	5	—
Swap agreements	—	(8,689)	—
Translation of assets and liabilities in foreign currencies	1	—	62

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	4,442	(22,327)	(188,714)

Net Increase (Decrease) in Net Assets Resulting from Operations	$36,422	$(9,322)	$(185,350)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	International	LargeCap Growth	LargeCap S&P 500
Amounts in thousands	Growth Fund	Fund	Index Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$28,569	$19,752	$11,012
Withholding tax	(3,194)	—	—
Interest	486	2,584	489
Securities lending	936	357	98

Total Income	26,797	22,693	11,599
Expenses:
Management and investment advisory fees	11,021	10,544	810
Distribution fees — Advisors Preferred	45	75	207
Distribution fees — Advisors Select	22	33	95
Distribution fees — Advisors Signature	6	22	22
Distribution fees — Class A	2	618	60
Distribution fees — Class B	N/A	377	N/A
Distribution fees — Class C	1	55	14
Distribution fees — Class J	173	119	877
Distribution fees — Select	11	14	32
Administrative service fees — Advisors Preferred	27	45	124
Administrative service fees — Advisors Select	15	22	63
Administrative service fees — Advisors Signature	4	18	18
Administrative service fees — Preferred	14	52	124
Administrative service fees — Select	14	18	42
Registration fees — Class A	12	28	9
Registration fees — Class B	N/A	16	N/A
Registration fees — Class C	13	8	12
Registration fees — Class J	9	10	10
Service fees — Advisors Preferred	30	51	141
Service fees — Advisors Select	18	28	79
Service fees — Advisors Signature	4	15	16
Service fees — Preferred	19	71	169
Service fees — Select	17	21	48
Shareholder reports — Class A	1	120	11
Shareholder reports — Class B	N/A	26	N/A
Shareholder reports — Class C	—	1	1
Shareholder reports — Class J	4	4	20
Transfer agent fees — Class A	6	582	111
Transfer agent fees — Class B	N/A	146	N/A
Transfer agent fees — Class C	2	12	6
Transfer agent fees — Class J	48	59	182
Auditing and legal fees	3	7	3
Custodian fees	96	3	2
Directors’ expenses	6	11	6
Other expenses	19	29	6

Total Gross Expenses	11,662	13,260	3,320
Less: Reimbursement from Manager — Class A	16	—	—
Less: Reimbursement from Manager — Class C	14	—	16
Less: Reimbursement from Underwriter — Class J	18	13	94

Total Net Expenses	11,614	13,247	3,210

Net Investment Income (Operating Loss)	15,183	9,446	8,389

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(121,298)	25,565	2,876
Foreign currency transactions	(120)	—	—
Futures contracts	—	—	(2,790)
Change in unrealized appreciation/depreciation of:
Investments	(203,033)	(140,137)	(124,207)
Futures contracts	—	—	245
Translation of assets and liabilities in foreign currencies	(128)	(287,667)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(324,579)	(402,239)	(123,876)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(309,396)	$(392,793)	$(115,487)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	LargeCap Value		MidCap Growth
Amounts in thousands	Fund	MidCap Blend Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$10,309	$3,967	$103
Interest	472	378	35
Securities lending	32	203	23

Total Income	10,813	4,548	161
Expenses:
Management and investment advisory fees	1,783	2,724	149
Distribution fees — Advisors Preferred	3	13	2
Distribution fees — Advisors Select	4	5	1
Distribution fees — Advisors Signature	1	2	1
Distribution fees — Class A	327	672	N/A
Distribution fees — Class B	86	303	N/A
Distribution fees — Class C	6	20	N/A
Distribution fees — Class J	125	450	66
Distribution fees — Select	1	3	—
Administrative service fees — Advisors Preferred	2	8	1
Administrative service fees — Advisors Select	3	3	1
Administrative service fees — Advisors Signature	1	2	—
Administrative service fees — Preferred	4	13	2
Administrative service fees — Select	1	4	1
Registration fees — Class A	9	13	N/A
Registration fees — Class B	8	9	N/A
Registration fees — Class C	12	12	N/A
Registration fees — Class J	9	14	9
Service fees — Advisors Preferred	2	9	1
Service fees — Advisors Select	3	4	1
Service fees — Advisors Signature	1	2	—
Service fees — Preferred	6	18	3
Service fees — Select	1	4	1
Shareholder reports — Class A	32	62	N/A
Shareholder reports — Class B	4	13	N/A
Shareholder reports — Class C	—	1	N/A
Shareholder reports — Class J	3	14	2
Transfer agent fees — Class A	289	549	N/A
Transfer agent fees — Class B	39	111	N/A
Transfer agent fees — Class C	5	9	N/A
Transfer agent fees — Class J	40	136	35
Auditing and legal fees	4	3	3
Custodian fees	1	2	1
Directors’ expenses	3	5	—
Other expenses	3	6	—

Total Gross Expenses	2,821	5,218	280
Less: Reimbursement from Manager — Class A	—	295	N/A
Less: Reimbursement from Manager — Class B	—	232	N/A
Less: Reimbursement from Manager — Class C	15	16	N/A
Less: Reimbursement from Underwriter — Class J	14	48	7

Total Net Expenses	2,792	4,627	273

Net Investment Income (Operating Loss)	8,021	(79)	(112)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(33,421)	19,451	1,392
Foreign currency transactions	—	8	—
Futures contracts	(3,158)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(49,666)	(79,645)	(3,338)
Futures contracts	(572)	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(86,817)	(60,186)	(1,946)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(78,796)	$(60,265)	$(2,058)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	MidCap S&P 400
Amounts in thousands	Index Fund	MidCap Stock Fund	MidCap Value Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$1,317	$5,984	$1,376
Interest	96	329	4
Securities lending	198	244	17

Total Income	1,611	6,557	1,397
Expenses:
Management and investment advisory fees	163	2,467	419
Distribution fees — Advisors Preferred	49	N/A	3
Distribution fees — Advisors Select	35	N/A	2
Distribution fees — Advisors Signature	10	N/A	1
Distribution fees — Class A	N/A	183	N/A
Distribution fees — Class B	N/A	116	N/A
Distribution fees — Class C	N/A	40	N/A
Distribution fees — Class J	87	N/A	276
Distribution fees — Select	8	N/A	1
Administrative service fees — Advisors Preferred	30	N/A	2
Administrative service fees — Advisors Select	24	N/A	2
Administrative service fees — Advisors Signature	8	N/A	—
Administrative service fees — Preferred	33	N/A	3
Administrative service fees — Select	10	N/A	1
Registration fees — Class A	N/A	16	N/A
Registration fees — Class B	N/A	12	N/A
Registration fees — Class C	N/A	11	N/A
Registration fees — Class J	8	N/A	12
Service fees — Advisors Preferred	34	N/A	2
Service fees — Advisors Select	30	N/A	2
Service fees — Advisors Signature	7	N/A	—
Service fees — Preferred	45	N/A	3
Service fees — Select	12	N/A	2
Shareholder reports — Class A	N/A	44	N/A
Shareholder reports — Class B	N/A	11	N/A
Shareholder reports — Class C	N/A	3	N/A
Shareholder reports — Class J	2	N/A	8
Transfer agent fees — Class A	N/A	83	N/A
Transfer agent fees — Class B	N/A	38	N/A
Transfer agent fees — Class C	N/A	13	N/A
Transfer agent fees — Class J	29	N/A	73
Auditing and legal fees	3	7	3
Custodian fees	2	1	1
Directors’ expenses	1	4	1
Other expenses	2	19	2

Total Gross Expenses	632	3,068	819
Less: Reimbursement from Manager — Class A	N/A	32	N/A
Less: Reimbursement from Manager — Class B	N/A	14	N/A
Less: Reimbursement from Manager — Class C	N/A	12	N/A
Less: Reimbursement from Underwriter — Class J	9	N/A	30

Total Net Expenses	623	3,010	789

Net Investment Income (Operating Loss)	988	3,547	608

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	4,485	(6,212)	(3,159)
Futures contracts	(740)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(21,839)	(78,799)	(13,520)
Futures contracts	134	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(17,960)	(85,011)	(16,679)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(16,972)	$(81,464)	$(16,071)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

		Mortgage Securities	Partners Global
Amounts in thousands	Money Market Fund	Fund	Equity Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$—	$—	$318
Withholding tax	—	—	(30)
Interest	58,351	41,663	—
Securities lending	—	110	2

Total Income	58,351	41,773	290
Expenses:
Management and investment advisory fees	5,257	3,955	132
Distribution fees — Advisors Preferred	54	N/A	2
Distribution fees — Advisors Select	29	N/A	2
Distribution fees — Advisors Signature	9	N/A	1
Distribution fees — Class A	—	110	N/A
Distribution fees — Class B	200	270	N/A
Distribution fees — Class C	73	34	N/A
Distribution fees — Class J	268	N/A	N/A
Distribution fees — Select	7	N/A	1
Administrative service fees — Advisors Preferred	33	N/A	1
Administrative service fees — Advisors Select	19	N/A	1
Administrative service fees — Advisors Signature	7	N/A	1
Administrative service fees — Preferred	63	N/A	—
Administrative service fees — Select	9	N/A	1
Registration fees — Class A	52	17	N/A
Registration fees — Class B	12	13	N/A
Registration fees — Class C	4	11	N/A
Registration fees — Class J	15	N/A	N/A
Service fees — Advisors Preferred	37	N/A	1
Service fees — Advisors Select	24	N/A	2
Service fees — Advisors Signature	7	N/A	1
Service fees — Preferred	86	N/A	—
Service fees — Select	10	N/A	1
Shareholder reports — Class A	294	16	N/A
Shareholder reports — Class B	2	13	N/A
Shareholder reports — Class C	1	1	N/A
Shareholder reports — Class J	81	N/A	N/A
Transfer agent fees — Class A	481	54	N/A
Transfer agent fees — Class B	21	32	N/A
Transfer agent fees — Class C	—	6	N/A
Transfer agent fees — Class J	169	N/A	N/A
Auditing and legal fees	7	7	3
Custodian fees	4	2	4
Directors’ expenses	32	3	—
Other expenses	31	5	1

Total Gross Expenses	7,398	4,549	155
Less: Reimbursement from Manager — Class A	—	16	N/A
Less: Reimbursement from Manager — Class B	—	19	N/A
Less: Reimbursement from Manager — Class C	—	14	N/A

Total Net Expenses	7,398	4,500	155

Net Investment Income (Operating Loss)	50,953	37,273	135

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	—	417	(294)
Foreign currency transactions	—	—	(11)
Change in unrealized appreciation/depreciation of:
Investments	—	18,423	(2,973)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	—	18,840	(3,278)

Net Increase (Decrease) in Net Assets Resulting from Operations	$50,953	$56,113	$(3,143)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners	Partners LargeCap	Partners LargeCap
Amounts in thousands	International Fund	Blend Fund	Blend Fund I
Net Investment Income (Operating Loss)
Income:
Dividends	$27,950	$9,001	$8,298
Withholding tax	(2,969)	—	—
Interest	273	41	107
Securities lending	541	117	78

Total Income	25,795	9,159	8,483
Expenses:
Management and investment advisory fees	10,025	3,645	1,899
Distribution fees — Advisors Preferred	21	38	4
Distribution fees — Advisors Select	25	40	6
Distribution fees — Advisors Signature	9	6	2
Distribution fees — Class A	N/A	75	158
Distribution fees — Class B	N/A	120	56
Distribution fees — Class C	N/A	6	4
Distribution fees — Class J	N/A	337	113
Distribution fees — Select	8	8	2
Administrative service fees — Advisors Preferred	13	23	3
Administrative service fees — Advisors Select	17	27	4
Administrative service fees — Advisors Signature	7	5	1
Administrative service fees — Preferred	18	26	3
Administrative service fees — Select	10	10	2
Registration fees — Class A	N/A	11	9
Registration fees — Class B	N/A	8	8
Registration fees — Class C	N/A	12	12
Registration fees — Class J	N/A	13	9
Service fees — Advisors Preferred	15	26	3
Service fees — Advisors Select	20	33	5
Service fees — Advisors Signature	6	4	1
Service fees — Preferred	25	36	4
Service fees — Select	12	12	2
Shareholder reports — Class A	N/A	10	24
Shareholder reports — Class B	N/A	3	3
Shareholder reports — Class C	N/A	—	1
Shareholder reports — Class J	N/A	7	2
Transfer agent fees — Class A	N/A	91	236
Transfer agent fees — Class B	N/A	37	35
Transfer agent fees — Class C	N/A	5	4
Transfer agent fees — Class J	N/A	86	29
Auditing and legal fees	3	3	3
Custodian fees	80	1	1
Directors’ expenses	7	6	1
Other expenses	6	6	1

Total Gross Expenses	10,327	4,776	2,650
Less: Reimbursement from Manager — Class C	N/A	14	16
Less: Reimbursement from Underwriter — Class J	N/A	36	12

Total Net Expenses	10,327	4,726	2,622

Net Investment Income (Operating Loss)	15,468	4,433	5,861

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	9,044	5,885	(28,029)
Foreign currency transactions	1,498	—	—
Futures contracts	(7,598)	(1,105)	(3,312)
Change in unrealized appreciation/depreciation of:
Investments	(200,881)	(111,236)	(78,239)
Futures contracts	1,200	(134)	498
Translation of assets and liabilities in foreign currencies	47	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(196,690)	(106,590)	(109,082)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(181,222)	$(102,157)	$(103,221)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

			Partners LargeCap
	Partners LargeCap	Partners LargeCap	Value
Amounts in thousands	Growth Fund I	Growth Fund II	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$5,708	$7,812	$37,989
Withholding tax	—	(157)	—
Interest	167	354	152
Securities lending	183	249	260

Total Income	6,058	8,258	38,401
Expenses:
Management and investment advisory fees	6,179	6,599	9,240
Distribution fees — Advisors Preferred	27	12	145
Distribution fees — Advisors Select	23	20	78
Distribution fees — Advisors Signature	2	2	13
Distribution fees — Class A	60	2	72
Distribution fees — Class B	52	N/A	96
Distribution fees — Class C	3	2	7
Distribution fees — Class J	106	65	267
Distribution fees — Select	3	10	24
Administrative service fees — Advisors Preferred	16	7	87
Administrative service fees — Advisors Select	15	13	52
Administrative service fees — Advisors Signature	2	2	11
Administrative service fees — Preferred	16	12	61
Administrative service fees — Select	4	13	31
Registration fees — Class A	9	8	10
Registration fees — Class B	8	N/A	8
Registration fees — Class C	12	12	12
Registration fees — Class J	9	11	12
Service fees — Advisors Preferred	19	8	99
Service fees — Advisors Select	19	16	65
Service fees — Advisors Signature	2	2	9
Service fees — Preferred	22	17	84
Service fees — Select	4	15	36
Shareholder reports — Class A	12	—	10
Shareholder reports — Class B	3	N/A	4
Shareholder reports — Class J	5	2	8
Transfer agent fees — Class A	117	6	91
Transfer agent fees — Class B	29	N/A	36
Transfer agent fees — Class C	4	3	5
Transfer agent fees — Class J	56	29	83
Auditing and legal fees	3	3	3
Custodian fees	1	3	3
Directors’ expenses	6	5	12
Other expenses	6	5	14

Total Gross Expenses	6,854	6,904	10,788
Less: Custodian credits	—	2	2
Less: Reimbursement from Manager — Class A	—	11	—
Less: Reimbursement from Manager — Class C	15	14	14
Less: Reimbursement from Underwriter — Class J	11	7	29

Total Net Expenses	6,828	6,870	10,743

Net Investment Income (Operating Loss)	(770)	1,388	27,658

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(17,301)	10,721	15,354
Foreign currency transactions	—	(1,613)	—
Futures contracts	—	(429)	(1,217)
Change in unrealized appreciation/depreciation of:
Investments	(200,572)	(109,037)	(396,412)
Futures contracts	—	(35)	(330)
Translation of assets and liabilities in foreign currencies	—	159	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(217,873)	(100,234)	(382,605)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(218,643)	$(98,846)	$(354,947)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners LargeCap	Partners LargeCap	Partners MidCap
Amounts in thousands	Value Fund I	Value Fund II	Growth Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$12,225	$2,832	$2,064
Interest	92	5	159
Securities lending	73	20	273

Total Income	12,390	2,857	2,496
Expenses:
Management and investment advisory fees	4,009	863	3,495
Distribution fees — Advisors Preferred	8	3	39
Distribution fees — Advisors Select	10	1	20
Distribution fees — Advisors Signature	9	—	2
Distribution fees — Class A	N/A	N/A	45
Distribution fees — Class B	N/A	N/A	55
Distribution fees — Class C	N/A	N/A	7
Distribution fees — Class J	N/A	N/A	81
Distribution fees — Select	1	—	12
Administrative service fees — Advisors Preferred	5	2	23
Administrative service fees — Advisors Select	7	1	13
Administrative service fees — Advisors Signature	7	—	2
Administrative service fees — Preferred	5	1	10
Administrative service fees — Select	1	—	17
Registration fees — Class A	N/A	N/A	9
Registration fees — Class B	N/A	N/A	8
Registration fees — Class C	N/A	N/A	12
Registration fees — Class J	N/A	N/A	9
Service fees — Advisors Preferred	6	2	27
Service fees — Advisors Select	8	—	16
Service fees — Advisors Signature	6	—	1
Service fees — Preferred	6	2	14
Service fees — Select	2	—	19
Shareholder reports — Class A	N/A	N/A	7
Shareholder reports — Class B	N/A	N/A	2
Shareholder reports — Class J	N/A	N/A	3
Transfer agent fees — Class A	N/A	N/A	70
Transfer agent fees — Class B	N/A	N/A	23
Transfer agent fees — Class C	N/A	N/A	5
Transfer agent fees — Class J	N/A	N/A	35
Auditing and legal fees	3	3	3
Custodian fees	—	1	3
Directors’ expenses	4	1	3
Other expenses	21	1	3

Total Gross Expenses	4,118	881	4,093
Less: Reimbursement from Manager — Class B	N/A	N/A	5
Less: Reimbursement from Manager — Class C	N/A	N/A	14
Less: Reimbursement from Underwriter — Class J	N/A	N/A	9

Total Net Expenses	4,118	881	4,065

Net Investment Income (Operating Loss)	8,272	1,976	(1,569)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	27,132	7,102	(4,938)
Futures contracts	—	(236)	—
Change in unrealized appreciation/depreciation of:
Investments	(150,779)	(35,609)	(62,019)
Futures contracts	—	111	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(123,647)	(28,632)	(66,957)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(115,375)	$(26,656)	$(68,526)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners MidCap	Partners MidCap	Partners MidCap
Amounts in thousands	Growth Fund I	Growth Fund II	Value Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$1,287	$1,194	$5,678
Interest	5	64	18
Securities lending	86	214	157

Total Income	1,378	1,472	5,853
Expenses:
Management and investment advisory fees	1,501	2,306	3,011
Distribution fees — Advisors Preferred	5	12	37
Distribution fees — Advisors Select	5	3	29
Distribution fees — Advisors Signature	2	5	3
Distribution fees — Class A	4	N/A	13
Distribution fees — Class B	N/A	N/A	9
Distribution fees — Class C	2	N/A	6
Distribution fees — Class J	N/A	N/A	196
Distribution fees — Select	2	5	10
Administrative service fees — Advisors Preferred	3	7	22
Administrative service fees — Advisors Select	3	2	20
Administrative service fees — Advisors Signature	2	4	2
Administrative service fees — Preferred	2	4	13
Administrative service fees — Select	3	6	13
Registration fees — Class A	8	N/A	6
Registration fees — Class B	N/A	N/A	5
Registration fees — Class C	12	N/A	12
Registration fees — Class J	N/A	N/A	10
Service fees — Advisors Preferred	4	8	25
Service fees — Advisors Select	4	3	25
Service fees — Advisors Signature	2	3	2
Service fees — Preferred	3	5	17
Service fees — Select	3	7	15
Shareholder reports — Class A	1	N/A	3
Shareholder reports — Class J	N/A	N/A	6
Transfer agent fees — Class A	9	N/A	21
Transfer agent fees — Class B	N/A	N/A	8
Transfer agent fees — Class C	4	N/A	5
Transfer agent fees — Class J	N/A	N/A	54
Auditing and legal fees	3	3	3
Custodian fees	2	1	2
Directors’ expenses	2	3	4
Other expenses	2	4	11

Total Gross Expenses	1,593	2,391	3,618
Less: Reimbursement from Manager — Class A	10	N/A	5
Less: Reimbursement from Manager — Class B	N/A	N/A	10
Less: Reimbursement from Manager — Class C	15	N/A	14
Less: Reimbursement from Underwriter — Class J	N/A	N/A	21

Total Net Expenses	1,568	2,391	3,568

Net Investment Income (Operating Loss)	(190)	(919)	2,285

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(7,407)	(27,570)	(41,525)
Change in unrealized appreciation/depreciation of:
Investments	(18,727)	(44,399)	(41,728)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(26,134)	(71,969)	(83,253)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(26,324)	$(72,888)	$(80,968)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners MidCap	Partners SmallCap	Partners SmallCap
Amounts in thousands	Value Fund I	Blend Fund	Growth Fund I

Net Investment Income (Operating Loss)
Income:
Dividends	$8,601	$602	$265
Interest	90	3	23
Securities lending	260	126	272

Total Income	8,951	731	560
Expenses:
Management and investment advisory fees	4,416	720	958
Distribution fees — Advisors Preferred	23	4	3
Distribution fees — Advisors Select	9	2	3
Distribution fees — Advisors Signature	6	—	—
Distribution fees — Class J	N/A	N/A	25
Distribution fees — Select	4	—	1
Administrative service fees — Advisors Preferred	14	2	2
Administrative service fees — Advisors Select	6	1	2
Administrative service fees — Advisors Signature	5	—	—
Administrative service fees — Preferred	8	—	3
Administrative service fees — Select	6	1	1
Registration fees — Class J	N/A	N/A	8
Service fees — Advisors Preferred	15	3	2
Service fees — Advisors Select	7	1	3
Service fees — Advisors Signature	5	—	—
Service fees — Preferred	12	—	5
Service fees — Select	7	1	1
Shareholder reports — Class J	N/A	N/A	1
Transfer agent fees — Class J	N/A	N/A	18
Auditing and legal fees	3	3	3
Custodian fees	4	1	2
Directors’ expenses	5	1	1
Other expenses	6	3	2

Total Gross Expenses	4,561	743	1,044
Less: Reimbursement from Underwriter — Class J	N/A	N/A	3

Total Net Expenses	4,561	743	1,041

Net Investment Income (Operating Loss)	4,390	(12)	(481)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(25,343)	(8,087)	(1,477)
Change in unrealized appreciation/depreciation of:
Investments	(39,290)	(14,399)	(35,100)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(64,633)	(22,486)	(36,577)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,243)	$(22,498)	$(37,058)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners SmallCap	Partners SmallCap	Partners SmallCap
Amounts in thousands	Growth Fund II	Growth Fund III	Value Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$563	$684	$838
Interest	97	93	8
Securities lending	526	451	200

Total Income	1,186	1,228	1,046
Expenses:
Management and investment advisory fees	2,931	1,731	815
Distribution fees — Advisors Preferred	19	2	9
Distribution fees — Advisors Select	18	1	3
Distribution fees — Advisors Signature	3	1	1
Distribution fees — Class A	20	N/A	N/A
Distribution fees — Class B	32	N/A	N/A
Distribution fees — Class C	2	N/A	N/A
Distribution fees — Class J	54	N/A	25
Distribution fees — Select	4	1	—
Administrative service fees — Advisors Preferred	11	1	5
Administrative service fees — Advisors Select	12	1	2
Administrative service fees — Advisors Signature	3	1	—
Administrative service fees — Preferred	18	2	6
Administrative service fees — Select	5	—	1
Registration fees — Class A	8	N/A	N/A
Registration fees — Class B	8	N/A	N/A
Registration fees — Class C	12	N/A	N/A
Registration fees — Class J	9	N/A	9
Service fees — Advisors Preferred	13	1	6
Service fees — Advisors Select	15	1	2
Service fees — Advisors Signature	2	1	—
Service fees — Preferred	25	3	8
Service fees — Select	6	—	1
Shareholder reports — Class A	5	N/A	N/A
Shareholder reports — Class B	2	N/A	N/A
Shareholder reports — Class J	3	N/A	1
Transfer agent fees — Class A	46	N/A	N/A
Transfer agent fees — Class B	19	N/A	N/A
Transfer agent fees — Class C	4	N/A	N/A
Transfer agent fees — Class J	42	N/A	16
Auditing and legal fees	3	4	3
Custodian fees	3	2	3
Directors’ expenses	4	1	1
Other expenses	4	1	5

Total Gross Expenses	3,365	1,755	922
Less: Reimbursement from Manager — Class A	4	N/A	N/A
Less: Reimbursement from Manager — Class B	6	N/A	N/A
Less: Reimbursement from Manager — Class C	14	N/A	N/A
Less: Reimbursement from Manager — Class J	—	N/A	1
Less: Reimbursement from Underwriter — Class J	6	N/A	3

Total Net Expenses	3,335	1,755	918

Net Investment Income (Operating Loss)	(2,149)	(527)	128

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(19,569)	(17,949)	4,211
Change in unrealized appreciation/depreciation of:
Investments	(101,563)	(54,555)	(25,821)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(121,132)	(72,504)	(21,610)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(123,281)	$(73,031)	$(21,482)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Partners SmallCap	Partners SmallCap	Preferred Securities
Amounts in thousands	Value Fund I	Value Fund II	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$3,861	$2,119	$27,459
Interest	52	12	12,664
Securities lending	345	232	266

Total Income	4,258	2,363	40,389
Expenses:
Management and investment advisory fees	2,040	1,485	4,348
Distribution fees — Advisors Preferred	20	12	3
Distribution fees — Advisors Select	15	2	1
Distribution fees — Advisors Signature	5	1	1
Distribution fees — Class A	N/A	N/A	162
Distribution fees — Class C	N/A	N/A	253
Distribution fees — Class J	N/A	N/A	58
Distribution fees — Select	4	1	1
Administrative service fees — Advisors Preferred	12	7	1
Administrative service fees — Advisors Select	10	2	1
Administrative service fees — Advisors Signature	4	1	1
Administrative service fees — Preferred	12	2	—
Administrative service fees — Select	5	1	2
Registration fees — Class A	N/A	N/A	9
Registration fees — Class C	N/A	N/A	12
Registration fees — Class J	N/A	N/A	8
Service fees — Advisors Preferred	13	8	2
Service fees — Advisors Select	13	2	1
Service fees — Advisors Signature	3	1	1
Service fees — Preferred	16	3	—
Service fees — Select	6	1	2
Shareholder reports — Class A	N/A	N/A	5
Shareholder reports — Class C	N/A	N/A	2
Shareholder reports — Class J	N/A	N/A	2
Transfer agent fees — Class A	N/A	N/A	16
Transfer agent fees — Class C	N/A	N/A	12
Transfer agent fees — Class J	N/A	N/A	24
Auditing and legal fees	3	3	3
Custodian fees	4	4	1
Directors’ expenses	2	2	2
Other expenses	3	5	2

Total Gross Expenses	2,190	1,543	4,936
Less: Reimbursement from Manager — Class A	N/A	N/A	22
Less: Reimbursement from Manager — Class C	N/A	N/A	23
Less: Reimbursement from Underwriter — Class J	N/A	N/A	6

Total Net Expenses	2,190	1,543	4,885

Net Investment Income (Operating Loss)	2,068	820	35,504

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(15,498)	(3,002)	(2,166)
Futures contracts	(1,687)	—	—
Change in unrealized appreciation/depreciation of:
Investments	(45,416)	(47,898)	(41,219)
Futures contracts	387	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(62,214)	(50,900)	(43,385)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(60,146)	$(50,080)	$(7,881)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2010 Fund	2015 Fund (a)	2020 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$54,535	$4	$106,351

Total Income	54,535	4	106,351

Expenses:
Management and investment advisory fees	1,096	1	2,197
Distribution fees — Advisors Preferred	109	—	220
Distribution fees — Advisors Select	78	—	155
Distribution fees — Advisors Signature	26	—	62
Distribution fees — Class A	44	N/A	72
Distribution fees — Class B	N/A	N/A	52
Distribution fees — Class C	29	N/A	38
Distribution fees — Class J	634	N/A	1,293
Distribution fees — Select	29	—	62
Administrative service fees — Advisors Preferred	65	—	132
Administrative service fees — Advisors Select	52	—	103
Administrative service fees — Advisors Signature	20	—	49
Administrative service fees — Preferred	90	—	172
Administrative service fees — Select	38	—	81
Registration fees — Class A	10	N/A	12
Registration fees — Class B	N/A	N/A	9
Registration fees — Class C	12	N/A	12
Registration fees — Class J	31	N/A	29
Service fees — Advisors Preferred	74	—	149
Service fees — Advisors Select	65	—	129
Service fees — Advisors Signature	18	—	44
Service fees — Preferred	123	—	235
Service fees — Select	43	—	93
Shareholder reports — Class A	1	N/A	2
Shareholder reports — Class J	3	N/A	9
Transfer agent fees — Class A	17	N/A	35
Transfer agent fees — Class B	N/A	N/A	11
Transfer agent fees — Class C	5	N/A	8
Transfer agent fees — Class J	50	N/A	115
Auditing and legal fees	3	3	3
Directors’ expenses	10	—	21
Other expenses	8	—	15

Total Gross Expenses	2,783	4	5,619
Less: Reimbursement from Manager — Class A	6	N/A	12
Less: Reimbursement from Manager — Class B	N/A	N/A	14
Less: Reimbursement from Manager — Class C	13	N/A	15
Less: Reimbursement from Manager — Institutional	—	2	—
Less: Reimbursement from Manager — Preferred	—	1	—
Less: Reimbursement from Underwriter — Class J	68	N/A	138

Total Net Expenses	2,696	1	5,440

Net Investment Income (Operating Loss)	51,839	3	100,911

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(120)	—	(87)
Other investment companies — affiliated	76,886	—	178,148
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(267,738)	47	(590,922)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(190,972)	47	(412,861)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(139,133)	$50	$(311,950)

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2025 Fund (a)	2030 Fund	2035 Fund (a)

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$3	$91,551	$1

Total Income	3	91,551	1
Expenses:
Management and investment advisory fees	1	1,904	—
Distribution fees — Advisors Preferred	—	199	—
Distribution fees — Advisors Select	—	139	—
Distribution fees — Advisors Signature	—	50	—
Distribution fees — Class A	N/A	50	N/A
Distribution fees — Class B	N/A	44	N/A
Distribution fees — Class C	N/A	38	N/A
Distribution fees — Class J	N/A	1,057	N/A
Distribution fees — Select	—	60	—
Administrative service fees — Advisors Preferred	—	120	—
Administrative service fees — Advisors Select	—	93	—
Administrative service fees — Advisors Signature	—	40	—
Administrative service fees — Preferred	—	135	—
Administrative service fees — Select	—	78	—
Registration fees — Class A	N/A	9	N/A
Registration fees — Class B	N/A	8	N/A
Registration fees — Class C	N/A	12	N/A
Registration fees — Class J	N/A	24	N/A
Service fees — Advisors Preferred	—	135	—
Service fees — Advisors Select	—	116	—
Service fees — Advisors Signature	—	36	—
Service fees — Preferred	—	184	—
Service fees — Select	—	90	—
Shareholder reports — Class A	N/A	2	N/A
Shareholder reports — Class C	N/A	1	N/A
Shareholder reports — Class J	N/A	11	N/A
Transfer agent fees — Class A	N/A	44	N/A
Transfer agent fees — Class B	N/A	11	N/A
Transfer agent fees — Class C	N/A	8	N/A
Transfer agent fees — Class J	N/A	151	N/A
Auditing and legal fees	3	4	3
Directors’ expenses	—	18	—
Other expenses	—	13	—

Total Gross Expenses	4	4,884	3
Less: Reimbursement from Manager — Class A	N/A	31	N/A
Less: Reimbursement from Manager — Class B	N/A	15	N/A
Less: Reimbursement from Manager — Class C	N/A	16	N/A
Less: Reimbursement from Manager — Institutional	2	—	2
Less: Reimbursement from Manager — Preferred	1	—	1
Less: Reimbursement from Underwriter — Class J	N/A	113	N/A

Total Net Expenses	1	4,709	—

Net Investment Income (Operating Loss)	2	86,842	1

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	—	(75)	—
Other investment companies — affiliated	—	161,815	—
Change in unrealized appreciation/depreciation of:
Investments in affiliates	55	(541,100)	54

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	55	(379,360)	54

Net Increase (Decrease) in Net Assets Resulting from Operations	$57	$(292,518)	$55

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Principal LifeTime	Principal LifeTime	Principal LifeTime
Amounts in thousands	2040 Fund	2045 Fund (a)	2050 Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$46,202	$—	$19,397

Total Income	46,202	—	19,397
Expenses:
Management and investment advisory fees	958	—	397
Distribution fees — Advisors Preferred	94	—	31
Distribution fees — Advisors Select	64	—	27
Distribution fees — Advisors Signature	27	—	10
Distribution fees — Class A	31	N/A	18
Distribution fees — Class B	30	N/A	10
Distribution fees — Class C	17	N/A	8
Distribution fees — Class J	440	N/A	95
Distribution fees — Select	24	—	9
Administrative service fees — Advisors Preferred	56	—	19
Administrative service fees — Advisors Select	42	—	18
Administrative service fees — Advisors Signature	22	—	7
Administrative service fees — Preferred	61	—	20
Administrative service fees — Select	32	—	12
Registration fees — Class A	9	N/A	8
Registration fees — Class B	8	N/A	8
Registration fees — Class C	12	N/A	12
Registration fees — Class J	17	N/A	10
Service fees — Advisors Preferred	64	—	21
Service fees — Advisors Select	53	—	22
Service fees — Advisors Signature	19	—	7
Service fees — Preferred	83	—	28
Service fees — Select	37	—	14
Shareholder reports — Class A	2	N/A	2
Shareholder reports — Class J	7	N/A	2
Transfer agent fees — Class A	40	N/A	29
Transfer agent fees — Class B	10	N/A	6
Transfer agent fees — Class C	7	N/A	6
Transfer agent fees — Class J	101	N/A	34
Auditing and legal fees	3	3	3
Directors’ expenses	9	—	4
Other expenses	6	—	3

Total Gross Expenses	2,385	3	900
Less: Reimbursement from Manager — Class A	34	N/A	30
Less: Reimbursement from Manager — Class B	15	N/A	13
Less: Reimbursement from Manager — Class C	17	N/A	17
Less: Reimbursement from Manager — Class J	—	N/A	1
Less: Reimbursement from Manager — Institutional	—	2	—
Less: Reimbursement from Manager — Preferred	—	1	—
Less: Reimbursement from Underwriter — Class J	47	N/A	10

Total Net Expenses	2,272	—	829

Net Investment Income (Operating Loss)	43,930	—	18,568

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	(28)	—	(38)
Other investment companies — affiliated	83,936	—	36,321
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(280,572)	9	(121,394)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(196,664)	9	(85,111)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(152,734)	$9	$(66,543)

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

		Principal LifeTime
	Principal LifeTime	Strategic Income	Real Estate
Amounts in thousands	2055 Fund (a)	Fund	Securities Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$—	$18,929	$—
Dividends	—	—	20,799
Interest	—	—	1,146
Securities lending	—	—	193

Total Income	—	18,929	22,138

Expenses:
Management and investment advisory fees	—	359	6,010
Distribution fees — Advisors Preferred	—	36	45
Distribution fees — Advisors Select	—	38	26
Distribution fees — Advisors Signature	—	17	6
Distribution fees — Class A	N/A	24	123
Distribution fees — Class B	N/A	4	121
Distribution fees — Class C	N/A	15	31
Distribution fees — Class J	N/A	211	377
Distribution fees — Select	—	7	7
Administrative service fees — Advisors Preferred	—	21	27
Administrative service fees — Advisors Select	—	26	17
Administrative service fees — Advisors Signature	—	14	5
Administrative service fees — Preferred	—	22	33
Administrative service fees — Select	—	9	9
Registration fees — Class A	N/A	8	13
Registration fees — Class B	N/A	9	5
Registration fees — Class C	N/A	12	8
Registration fees — Class J	N/A	15	14
Service fees — Advisors Preferred	—	24	31
Service fees — Advisors Select	—	32	22
Service fees — Advisors Signature	—	12	4
Service fees — Preferred	—	30	44
Service fees — Select	—	11	11
Shareholder reports — Class A	N/A	—	17
Shareholder reports — Class B	N/A	—	3
Shareholder reports — Class C	N/A	—	2
Shareholder reports — Class J	N/A	2	15
Transfer agent fees — Class A	N/A	7	156
Transfer agent fees — Class B	N/A	4	48
Transfer agent fees — Class C	N/A	4	13
Transfer agent fees — Class J	N/A	23	133
Auditing and legal fees	3	3	7
Custodian fees	—	—	2
Directors’ expenses	—	3	9
Other expenses	—	3	11

Total Gross Expenses	3	1,005	7,405
Less: Reimbursement from Manager — Class A	N/A	3	92
Less: Reimbursement from Manager — Class B	N/A	12	27
Less: Reimbursement from Manager — Class C	N/A	15	19
Less: Reimbursement from Manager — Institutional	2	—	—
Less: Reimbursement from Manager — Preferred	1	—	—
Less: Reimbursement from Underwriter — Class J	N/A	23	40

Total Net Expenses	—	952	7,227

Net Investment Income (Operating Loss)	—	17,977	14,911

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	—	—	(65,942)
Investment transactions in affiliates	—	(348)	—
Other investment companies — affiliated	—	12,628	—
Change in unrealized appreciation/depreciation of:
Investments	—	—	(61,621)
Investments in affiliates	5	(61,124)	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	5	(48,844)	(127,563)

Net Increase (Decrease) in Net Assets Resulting from Operations	$5	$(30,867)	$(112,652)

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands	Portfolio	Balanced Portfolio	Growth Portfolio

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$121,015	$17,304	$98,153

Total Income	121,015	17,304	98,153
Expenses:
Management and investment advisory fees	7,112	1,012	5,748
Distribution fees — Advisors Preferred	3	1	1
Distribution fees — Advisors Select	—	—	1
Distribution fees — Class A	2,977	382	2,242
Distribution fees — Class B	6,098	746	4,713
Distribution fees — Class C	4,453	887	4,457
Distribution fees — Class J	26	11	29
Distribution fees — Select	1	1	1
Administrative service fees — Advisors Preferred	2	1	1
Administrative service fees — Select	1	1	2
Registration fees — Class A	121	27	96
Registration fees — Class B	51	17	53
Registration fees — Class C	34	16	32
Registration fees — Class J	11	11	12
Service fees — Advisors Preferred	2	1	1
Service fees — Advisors Select	—	—	1
Service fees — Select	1	1	2
Shareholder reports — Class A	70	16	46
Shareholder reports — Class B	44	12	35
Shareholder reports — Class C	19	8	25
Transfer agent fees — Class A	741	106	668
Transfer agent fees — Class B	494	69	437
Transfer agent fees — Class C	277	60	351
Transfer agent fees — Class J	14	9	18
Auditing and legal fees	7	7	7
Directors’ expenses	60	8	49
Other expenses	51	11	41

Total Gross Expenses	22,670	3,421	19,069
Less: Reimbursement from Manager — Class J	13	15	15
Less: Reimbursement from Underwriter — Class J	3	1	3

Total Net Expenses	22,654	3,405	19,051

Net Investment Income (Operating Loss)	98,361	13,899	79,102

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions in affiliates	87,890	7,689	45,977
Other investment companies — affiliated	203,710	19,733	234,276
Change in unrealized appreciation/depreciation of:
Investments in affiliates	(687,415)	(61,522)	(712,751)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(395,815)	(34,100)	(432,498)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(297,454)	$(20,201)	$(353,396)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SAM Flexible	SAM Strategic	Short-Term Bond
Amounts in thousands	Income Portfolio	Growth Portfolio	Fund

Net Investment Income (Operating Loss)
Income:
Dividends from affiliates	$21,558	$62,051	$—
Interest	—	—	7,823
Securities lending	—	—	227

Total Income	21,558	62,051	8,050
Expenses:
Management and investment advisory fees	1,267	3,578	582
Distribution fees — Advisors Preferred	1	1	22
Distribution fees — Advisors Signature	—	1	—
Distribution fees — Class A	503	1,369	64
Distribution fees — Class B	1,247	3,087	N/A
Distribution fees — Class C	751	2,703	10
Distribution fees — Class J	3	32	142
Distribution fees — Select	—	1	1
Administrative service fees — Advisors Preferred	1	1	13
Administrative service fees — Preferred	—	—	2
Administrative service fees — Select	—	1	1
Registration fees — Class A	30	64	13
Registration fees — Class B	26	41	N/A
Registration fees — Class C	17	27	12
Registration fees — Class J	11	11	12
Service fees — Advisors Preferred	1	1	15
Service fees — Preferred	—	—	2
Service fees — Select	—	1	2
Shareholder reports — Class A	13	41	8
Shareholder reports — Class B	11	31	N/A
Shareholder reports — Class C	4	22	—
Shareholder reports — Class J	—	1	5
Transfer agent fees — Class A	132	565	71
Transfer agent fees — Class B	103	365	N/A
Transfer agent fees — Class C	52	281	5
Transfer agent fees — Class J	8	26	49
Auditing and legal fees	7	7	3
Custodian fees	—	—	2
Directors’ expenses	10	31	2
Other expenses	9	26	2

Total Gross Expenses	4,207	12,315	1,040
Less: Reimbursement from Manager — Class C	—	—	15
Less: Reimbursement from Manager — Class J	18	23	—
Less: Reimbursement from Underwriter — Class J	—	4	15

Total Net Expenses	4,189	12,288	1,010

Net Investment Income (Operating Loss)	17,369	49,763	7,040

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	—	—	412
Investment transactions in affiliates	8,384	33,400	—
Futures contracts	—	—	661
Other investment companies — affiliated	16,362	164,178	—
Swap agreements	—	—	(93)
Change in unrealized appreciation/depreciation of:
Investments	—	—	(14,858)
Investments in affiliates	(49,030)	(510,796)	—
Futures contracts	—	—	17
Options and swaptions	—	—	3
Swap agreements	—	—	(213)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(24,284)	(313,218)	(14,071)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,915)	$(263,455)	$(7,031)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	Short-Term Income	SmallCap Blend	SmallCap Growth
Amounts in thousands	Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$—	$1,755	$1,022
Interest	10,187	101	134
Securities lending	257	190	179

Total Income	10,444	2,046	1,335
Expenses:
Management and investment advisory fees	1,063	1,113	1,363
Distribution fees — Advisors Preferred	N/A	2	3
Distribution fees — Advisors Select	N/A	3	1
Distribution fees — Class A	49	125	112
Distribution fees — Class B	N/A	89	31
Distribution fees — Class C	24	7	9
Distribution fees — Class J	N/A	100	85
Distribution fees — Select	N/A	1	—
Administrative service fees — Advisors Preferred	N/A	1	2
Administrative service fees — Advisors Select	N/A	2	1
Administrative service fees — Advisors Signature	N/A	1	—
Administrative service fees — Preferred	N/A	1	1
Administrative service fees — Select	N/A	1	—
Registration fees — Class A	12	11	10
Registration fees — Class B	N/A	8	9
Registration fees — Class C	11	11	9
Registration fees — Class J	N/A	10	8
Service fees — Advisors Preferred	N/A	1	2
Service fees — Advisors Select	N/A	3	1
Service fees — Preferred	N/A	2	2
Service fees — Select	N/A	2	—
Shareholder reports — Class A	8	21	37
Shareholder reports — Class B	N/A	5	6
Shareholder reports — Class C	1	—	1
Shareholder reports — Class J	N/A	8	3
Transfer agent fees — Class A	29	187	95
Transfer agent fees — Class B	N/A	41	19
Transfer agent fees — Class C	6	5	7
Transfer agent fees — Class J	N/A	74	34
Auditing and legal fees	7	3	7
Custodian fees	2	2	4
Directors’ expenses	1	2	2
Other expenses	1	3	4

Total Gross Expenses	1,214	1,845	1,868
Less: Reimbursement from Manager — Class A	5	—	—
Less: Reimbursement from Manager — Class B	N/A	—	9
Less: Reimbursement from Manager — Class C	14	14	13
Less: Reimbursement from Manager — Institutional	N/A	—	9
Less: Reimbursement from Underwriter — Class J	N/A	—	9

Total Net Expenses	1,195	1,831	1,828

Net Investment Income (Operating Loss)	9,249	215	(493)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	(422)	(8,406)	(10,046)
Futures contracts	(813)	—	—
Change in unrealized appreciation/depreciation of:
Investments	3,183	(39,244)	(56,650)
Futures contracts	290	—	—

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	2,238	(47,650)	(66,696)

Net Increase (Decrease) in Net Assets Resulting from Operations	$11,487	$(47,435)	$(67,189)

See accompanying notes.

Statements of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

	SmallCap S&P 600	SmallCap Value	Ultra Short Bond
Amounts in thousands	Index Fund	Fund	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$2,690	$3,978	$—
Interest	65	351	5,325
Securities lending	488	233	—

Total Income	3,243	4,562	5,325
Expenses:
Management and investment advisory fees	348	1,894	397
Distribution fees — Advisors Preferred	55	15	4
Distribution fees — Advisors Select	32	10	12
Distribution fees — Advisors Signature	7	2	—
Distribution fees — Class A	N/A	24	9
Distribution fees — Class B	N/A	19	N/A
Distribution fees — Class C	N/A	21	12
Distribution fees — Class J	179	138	72
Distribution fees — Select	8	4	—
Administrative service fees — Advisors Preferred	33	9	2
Administrative service fees — Advisors Select	21	7	8
Administrative service fees — Advisors Signature	6	1	—
Administrative service fees — Preferred	42	18	1
Administrative service fees — Select	11	5	—
Registration fees — Class A	N/A	8	12
Registration fees — Class B	N/A	7	N/A
Registration fees — Class C	N/A	11	12
Registration fees — Class J	10	9	9
Service fees — Advisors Preferred	37	10	2
Service fees — Advisors Select	26	9	10
Service fees — Advisors Signature	5	2	—
Service fees — Preferred	58	24	1
Service fees — Select	13	5	—
Shareholder reports — Class A	N/A	6	2
Shareholder reports — Class B	N/A	2	N/A
Shareholder reports — Class C	N/A	1	—
Shareholder reports — Class J	6	4	2
Transfer agent fees — Class A	N/A	32	8
Transfer agent fees — Class B	N/A	13	N/A
Transfer agent fees — Class C	N/A	9	4
Transfer agent fees — Class J	82	45	29
Auditing and legal fees	3	7	3
Custodian fees	4	4	1
Directors’ expenses	2	2	—
Other expenses	3	2	1

Total Gross Expenses	991	2,379	613
Less: Reimbursement from Manager — Advisors Preferred	—	1	—
Less: Reimbursement from Manager — Class A	N/A	13	6
Less: Reimbursement from Manager — Class B	N/A	12	N/A
Less: Reimbursement from Manager — Class C	N/A	14	15
Less: Reimbursement from Manager — Institutional	—	9	—
Less: Reimbursement from Manager — Preferred	—	1	—
Less: Reimbursement from Underwriter — Class J	19	15	8

Total Net Expenses	972	2,314	584

Net Investment Income (Operating Loss)	2,271	2,248	4,741

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	6,964	(46,556)	(297)
Futures contracts	(460)	—	(54)
Swap agreements	—	—	(25)
Change in unrealized appreciation/depreciation of:
Investments	(68,889)	(18,549)	(21,778)
Futures contracts	309	—	(44)
Options and swaptions	—	—	1
Swap agreements	—	—	(73)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(62,076)	(65,105)	(22,270)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(59,805)	$(62,857)	$(17,529)

See accompanying notes.

Statement of Operations
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)

West Coast Equity
Amounts in thousands	Fund

Net Investment Income (Operating Loss)
Income:
Dividends	$11,448
Interest	402
Securities lending	708

Total Income	12,558
Expenses:
Management and investment advisory fees	3,954
Distribution fees — Class A	983
Distribution fees — Class B	780
Distribution fees — Class C	96
Registration fees — Class A	103
Registration fees — Class B	22
Registration fees — Class C	10
Shareholder reports — Class A	130
Shareholder reports — Class B	62
Shareholder reports — Class C	5
Transfer agent fees — Class A	346
Transfer agent fees — Class B	186
Transfer agent fees — Class C	22
Auditing and legal fees	7
Custodian fees	7
Directors’ expenses	14
Other expenses	10

Total Gross Expenses	6,737
Less: Reimbursement from Manager — Class B	6
Less: Reimbursement from Manager — Class C	8

Total Net Expenses	6,723

Net Investment Income (Operating Loss)	5,835

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies
Net realized gain (loss) from:
Investment transactions	46,562
Change in unrealized appreciation/depreciation of:
Investments	(258,142)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currencies	(211,580)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(205,745)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Bond & Mortgage Securities Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$69,620	$120,039
Net realized gain (loss) from investment transactions and foreign currency transactions	18,048	(6,432)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(155,944)	(34,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,276)	79,271

Dividends and Distributions to Shareholders
From net investment income	(71,356)	(120,154)

Total Dividends and Distributions	(71,356)	(120,154)

Capital Share Transactions
Net increase (decrease) in capital share transactions	473,812	517,572
Redemption fees — Class A	—	3
Redemption fees — Class J	2	3

Total increase (decrease) in net assets	334,182	476,695

Net Assets
Beginning of period	2,517,121	2,040,426

End of period (including undistributed net investment income as set forth below)	$2,851,303	$2,517,121

Undistributed (overdistributed) net investment income (operating loss)	$(3,644)	$1,140

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$9,539	$4,423	$1,825	$6,768	$2,071	$681	$18,301	$506,102	$17,867	$8,745
Reinvested	1,564	885	167	3,618	460	54	5,721	54,856	2,831	761
Redeemed	(7,304)	(4,169)	(1,144)	(17,872)	(3,422)	(189)	(30,502)	(82,473)	(22,040)	(4,312)

Net Increase (Decrease)	$3,799	$1,139	$848	$(7,486)	$(891)	$546	$(6,480)	$478,485	$(1,342)	$5,194

Shares:
Sold	928	433	179	659	200	66	1,770	49,271	1,742	841
Reinvested	153	87	17	352	45	5	555	5,356	277	73
Redeemed	(720)	(410)	(113)	(1,747)	(334)	(18)	(2,959)	(8,078)	(2,155)	(418)

Net Increase (Decrease)	361	110	83	(736)	(89)	53	(634)	46,549	(136)	496

Year Ended October 31, 2007
Dollars:
Sold	$21,858	$8,738	$3,722	$25,305	$2,904	$2,632	$54,124	$746,962	$44,187	$16,484
Reinvested	2,885	1,896	262	7,607	1,006	47	11,596	87,642	5,339	1,199
Redeemed	(11,526)	(14,684)	(1,288)	(36,255)	(6,279)	(213)	(47,453)	(372,923)	(31,734)	(6,468)

Net Increase (Decrease)	$13,217	$(4,050)	$2,696	$(3,343)	$(2,369)	$2,466	$18,267	$461,681	$17,792	$11,215

Shares:
Sold	2,060	830	353	2,380	274	249	5,076	70,352	4,176	1,536
Reinvested	274	180	25	719	95	4	1,092	8,294	507	113
Redeemed	(1,089)	(1,390)	(122)	(3,419)	(592)	(20)	(4,462)	(35,296)	(3,008)	(604)

Net Increase (Decrease)	1,245	(380)	256	(320)	(223)	233	1,706	43,350	1,675	1,045

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,564)	$(885)	$(167)	$(3,914)	$(473)	$(56)	$(5,774)	$(54,931)	$(2,831)	$(761)

Total Dividends and Distributions	$(1,564)	$(885)	$(167)	$(3,914)	$(473)	$(56)	$(5,774)	$(54,931)	$(2,831)	$(761)

Year Ended October 31, 2007
From net investment income	$(2,885)	$(1,896)	$(262)	$(8,215)	$(1,029)	$(47)	$(11,635)	$(87,645)	$(5,341)	$(1,199)

Total Dividends and Distributions	$(2,885)	$(1,896)	$(262)	$(8,215)	$(1,029)	$(47)	$(11,635)	$(87,645)	$(5,341)	$(1,199)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Disciplined LargeCap Blend Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$22,766	$30,094
Net realized gain (loss) from investment transactions and foreign currency transactions	(5,845)	416,449
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(392,711)	(63,496)

Net Increase (Decrease) in Net Assets Resulting from Operations	(375,790)	383,047

Dividends and Distributions to Shareholders
From net investment income	(37,990)	(11,432)
From net realized gain on investments	(415,096)	(23,879)

Total Dividends and Distributions	(453,086)	(35,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions	16,022	2,489,807
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	(812,854)	2,837,544

Net Assets
Beginning of period	3,936,149	1,098,605

End of period (including undistributed net investment income as set forth below)	$3,123,295	$3,936,149

Undistributed (overdistributed) net investment income (operating loss)	$11,995	$27,219

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$399	$339	$522	$15,620	$1,108	$251	$298,237	$314	$389
Reinvested	1,176	297	177	76,568	6,300	252	364,838	236	618
Redeemed	(1,149)	(212)	(163)	(279,636)	(12,109)	(310)	(457,382)	(130)	(528)

Net Increase (Decrease)	$426	$424	$536	$(187,448)	$(4,701)	$193	$205,693	$420	$479

Shares:
Sold	27	23	35	1,084	78	17	20,464	21	27
Reinvested	77	19	12	4,925	411	16	23,480	15	40
Redeemed	(80)	(14)	(12)	(20,441)	(852)	(21)	(29,640)	(9)	(38)

Net Increase (Decrease)	24	28	35	(14,432)	(363)	12	14,304	27	29

Year Ended October 31, 2007
Dollars:
Sold	$5,588	$972	$276	$35,790	$2,637	$856	$583,274	$732	$773
Issued in acquisitions	—	—	—	580,594	63,177	2,266	1,705,094	—	—
Reinvested	177	56	33	2,719	297	—	31,787	50	160
Redeemed	(1,947)	(576)	(249)	(88,592)	(23,395)	(854)	(409,956)	(584)	(1,348)

Net Increase (Decrease)	$3,818	$452	$60	$530,511	$42,716	$2,268	$1,910,199	$198	$(415)

Shares:
Sold	341	59	17	2,128	159	51	34,314	43	47
Issued in acquisitions	—	—	—	35,725	3,905	139	105,189	—	—
Reinvested	11	4	2	169	19	—	1,973	3	10
Redeemed	(117)	(35)	(15)	(5,275)	(1,399)	(50)	(24,941)	(35)	(82)

Net Increase (Decrease)	235	28	4	32,747	2,684	140	116,535	11	(25)

Distributions:
Period Ended April 30, 2008
From net investment income	$(61)	$(11)	$(5)	$(5,697)	$—	$—	$(32,157)	$(18)	$(41)
From net realized gain on investments	(1,116)	(286)	(172)	(73,221)	(6,561)	(264)	(332,681)	(218)	(577)

Total Dividends and Distributions	$(1,177)	$(297)	$(177)	$(78,918)	$(6,561)	$(264)	$(364,838)	$(236)	$(618)

Year Ended October 31, 2007
From net investment income	$(36)	$(9)	$(3)	$(545)	$—	$—	$(10,784)	$(14)	$(41)
From net realized gain on investments	(141)	(47)	(30)	(2,203)	(300)	—	(21,003)	(36)	(119)

Total Dividends and Distributions	$(177)	$(56)	$(33)	$(2,748)	$(300)	$—	$(31,787)	$(50)	$(160)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Diversified International Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$12,563	$22,779
Net realized gain (loss) from investment transactions and foreign currency transactions	(42,510)	308,524
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(301,990)	258,761

Net Increase (Decrease) in Net Assets Resulting from Operations	(331,937)	590,064

Dividends and Distributions to Shareholders
From net investment income	(23,601)	(7,963)
From net realized gain on investments	(301,880)	(71,320)

Total Dividends and Distributions	(325,481)	(79,283)

Capital Share Transactions
Net increase (decrease) in capital share transactions	294,690	1,314,905
Redemption fees — Class A	6	15
Redemption fees — Class C	1	—
Redemption fees — Class J	1	1

Total increase (decrease) in net assets	(362,720)	1,825,702

Net Assets
Beginning of period	2,619,427	793,725

End of period (including undistributed net investment income as set forth below)	$2,256,707	$2,619,427

Undistributed (overdistributed) net investment income (operating loss)	$8,655	$19,923

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$23,480	$6,250	$2,307	$52,733	$6,109	$6,883	$33,512	$104,310	$29,762	$20,509
Reinvested	13,394	4,629	1,360	80,975	7,992	2,336	37,489	148,624	17,890	5,208
Redeemed	(8,348)	(3,526)	(1,132)	(162,483)	(11,536)	(3,666)	(29,932)	(62,619)	(23,413)	(4,407)

Net Increase (Decrease)	$28,526	$7,353	$2,535	$(28,775)	$2,565	$5,553	$41,069	$190,315	$24,239	$21,310

Shares:
Sold	1,623	465	168	3,816	442	491	2,456	7,423	2,129	1,538
Reinvested	975	340	99	5,862	584	170	2,744	10,745	1,295	373
Redeemed	(645)	(271)	(89)	(12,783)	(885)	(274)	(2,263)	(4,195)	(1,883)	(316)

Net Increase (Decrease)	1,953	534	178	(3,105)	141	387	2,937	13,973	1,541	1,595

Year Ended October 31, 2007
Dollars:
Sold	$42,142	$12,063	$6,079	$132,142	$13,884	$15,063	$86,419	$2,831	$80,654	$21,466
Issued in acquisitions	—	—	—	127,394	12,523	6,538	—	1,106,021	—	—
Reinvested	4,571	2,332	400	35,608	4,308	—	19,408	4,687	5,568	1,687
Redeemed	(7,869)	(5,280)	(1,191)	(88,894)	(17,440)	(2,189)	(43,271)	(233,331)	(25,091)	(4,327)

Net Increase (Decrease)	$38,844	$9,115	$5,288	$206,250	$13,275	$19,412	$62,556	$880,208	$61,131	$18,826

Shares:
Sold	2,864	812	410	8,812	923	993	5,858	195	5,357	1,438
Issued in acquisitions	—	—	—	9,310	915	478	—	81,049	—	—
Reinvested	334	172	29	2,588	315	—	1,425	340	404	121
Redeemed	(545)	(359)	(82)	(5,948)	(1,176)	(144)	(2,933)	(16,138)	(1,684)	(282)

Net Increase (Decrease)	2,653	625	357	14,762	977	1,327	4,350	65,446	4,077	1,277

Distributions:
Period Ended April 30, 2008
From net investment income	$(659)	$(162)	$(33)	$(5,462)	$—	$—	$(1,728)	$(13,865)	$(1,331)	$(361)
From net realized gain on investments	(12,735)	(4,468)	(1,327)	(80,007)	(8,583)	(2,825)	(35,765)	(134,764)	(16,559)	(4,847)

Total Dividends and Distributions	$(13,394)	$(4,630)	$(1,360)	$(85,469)	$(8,583)	$(2,825)	$(37,493)	$(148,629)	$(17,890)	$(5,208)

Year Ended October 31, 2007
From net investment income	$(514)	$(186)	$(28)	$(3,794)	$(106)	$—	$(1,675)	$(717)	$(742)	$(201)
From net realized gain on investments	(4,057)	(2,146)	(372)	(32,495)	(4,233)	—	(17,735)	(3,970)	(4,826)	(1,486)

Total Dividends and Distributions	$(4,571)	$(2,332)	$(400)	$(36,289)	$(4,339)	$—	$(19,410)	$(4,687)	$(5,568)	$(1,687)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Equity Income Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007

Operations
Net investment income (operating loss)	$35,674	$70,943
Net realized gain (loss) from investment transactions and foreign currency transactions	(133,051)	367,678
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(410,892)	106,018

Net Increase (Decrease) in Net Assets Resulting from Operations	(508,269)	544,639

Dividends and Distributions to Shareholders
From net investment income	(36,575)	(63,348)
From net realized gain on investments	(384,022)	(203,872)

Total Dividends and Distributions	(420,597)	(267,220)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(238,676)	541,851
Redemption fees — Class A	6	16

Total increase (decrease) in net assets	(1,167,536)	819,286

Net Assets
Beginning of period	4,602,663	3,783,377

End of period (including undistributed net investment income as set forth below)	$3,435,127	$4,602,663

Undistributed (overdistributed) net investment income (operating loss)	$8,741	$9,636

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$116,821	$12,818	$16,136	$26,384
Reinvested	151,026	29,036	21,192	184,109
Redeemed	(537,875)	(60,078)	(49,805)	(148,440)

Net Increase (Decrease)	$(270,028)	$(18,224)	$(12,477)	$62,053

Shares:
Sold	5,841	646	804	1,352
Reinvested	7,142	1,384	1,019	8,727
Redeemed	(28,067)	(3,099)	(2,579)	(7,025)

Net Increase (Decrease)	(15,084)	(1,069)	(756)	3,054

Year Ended October 31, 2007
Dollars:
Sold	$472,412	$74,832	$70,231	$269,364
Issued in acquisitions	109,905	14,395	—	—
Reinvested	90,948	15,980	12,541	122,975
Redeemed	(405,559)	(67,459)	(52,067)	(186,647)

Net Increase (Decrease)	$267,706	$37,748	$30,705	$205,692

Shares:
Sold	20,692	3,306	3,131	12,082
Issued in acquisitions	4,930	651	—	—
Reinvested	4,104	731	578	5,542
Redeemed	(17,695)	(2,965)	(2,311)	(8,157)

Net Increase (Decrease)	12,031	1,723	1,398	9,467

Distributions:
Period Ended April 30, 2008
From net investment income	$(14,045)	$(1,742)	$(1,475)	$(19,313)
From net realized gain on investments	(160,120)	(33,312)	(25,793)	(164,797)

Total Dividends and Distributions	$(174,165)	$(35,054)	$(27,268)	$(184,110)

Year Ended October 31, 2007
From net investment income	$(25,542)	$(2,320)	$(2,001)	$(33,485)
From net realized gain on investments	(82,357)	(18,130)	(13,895)	(89,490)

Total Dividends and Distributions	$(107,899)	$(20,450)	$(15,896)	$(122,975)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Global Real Estate Securities Fund
	Period Ended	Period Ended
	April 30, 2008	October 31, 2007(a)
Operations
Net investment income (operating loss)	$62	$5
Net realized gain (loss) from investment transactions and foreign currency transactions	(285)	(11)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(519)	59

Net Increase (Decrease) in Net Assets Resulting from Operations	(742)	53

Dividends and Distributions to Shareholders
From net investment income	(74)	—

Total Dividends and Distributions	(74)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,945	5,648

Total increase (decrease) in net assets	2,129	5,701

Net Assets
Beginning of period	5,701	—

End of period (including undistributed net investment income as set forth below)	$7,830	$5,701

Undistributed (overdistributed) net investment income (operating loss)	$18	$5

	Class A	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,809	$275	$—
Reinvested	22	1	—
Redeemed	(150)	(12)	—

Net Increase (Decrease)	$2,681	$264	$—

Shares:
Sold	324	31	—
Reinvested	3	—	—
Redeemed	(18)	(1)	—

Net Increase (Decrease)	309	30	—

Period Ended October 31, 2007
Dollars:
Sold	$2,117	$1,536	$2,000
Redeemed	(5)	—	—

Net Increase (Decrease)	$2,112	$1,536	$2,000

Shares:
Sold	213	154	200
Redeemed	(1)	—	—

Net Increase (Decrease)	212	154	200

Distributions:
Period Ended April 30, 2008
From net investment income	$(39)	$(13)	$(22)

Total Dividends and Distributions	$(39)	$(13)	$(22)

(a)	Period from October 1, 2007, date operations commenced, through October 31, 2007.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Government & High Quality Bond
Amounts in thousands	Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$7,910	$16,105
Net realized gain (loss) from investment transactions and foreign currency transactions	3,196	(2,385)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(8,696)	(3)

Net Increase (Decrease) in Net Assets Resulting from Operations	2,410	13,717

Dividends and Distributions to Shareholders
From net investment income	(7,793)	(16,284)

Total Dividends and Distributions	(7,793)	(16,284)

Capital Share Transactions
Net increase (decrease) in capital share transactions	9,497	(13,861)
Redemption fees — Class A	1	4
Redemption fees — Class B	3	1
Redemption fees — Class C	4	—
Redemption fees — Class J	2	1

Total increase (decrease) in net assets	4,124	(16,422)

Net Assets
Beginning of period	371,432	387,854

End of period (including undistributed net investment income as set forth below)	$375,556	$371,432

Undistributed (overdistributed) net investment income (operating loss)	$98	$12

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$4,822	$2,293	$369	$20,377	$6,244	$1,807	$15,579	$42	$6,167	$1,467
Reinvested	271	200	19	3,683	550	35	2,065	1	392	70
Redeemed	(1,985)	(1,577)	(102)	(30,413)	(5,533)	(325)	(13,700)	(14)	(3,079)	(228)

Net Increase (Decrease)	$3,108	$916	$286	$(6,353)	$1,261	$1,517	$3,944	$29	$3,480	$1,309

Shares:
Sold	480	227	37	2,009	613	179	1,533	4	612	146
Reinvested	27	20	2	365	55	3	204	—	39	7
Redeemed	(199)	(157)	(10)	(3,017)	(549)	(32)	(1,356)	(2)	(307)	(23)

Net Increase (Decrease)	308	90	29	(643)	119	150	381	2	344	130

Year Ended October 31, 2007
Dollars:
Sold	$5,283	$2,638	$451	$19,995	$3,406	$1,651	$14,149	$6	$4,774	$1,781
Reinvested	433	393	28	8,120	1,232	20	4,300	—	670	124
Redeemed	(2,656)	(2,126)	(275)	(44,120)	(8,730)	(163)	(21,165)	—	(2,909)	(1,171)

Net Increase (Decrease)	$3,060	$905	$204	$(16,005)	$(4,092)	$1,508	$(2,716)	$6	$2,535	$734

Shares:
Sold	527	263	45	1,980	338	164	1,399	1	475	177
Reinvested	43	39	3	807	122	2	426	—	67	12
Redeemed	(265)	(213)	(28)	(4,374)	(866)	(16)	(2,095)	—	(290)	(116)

Net Increase (Decrease)	305	89	20	(1,587)	(406)	150	(270)	1	252	73

Distributions:
Period Ended April 30, 2008
From net investment income	$(271)	$(200)	$(19)	$(4,131)	$(585)	$(38)	$(2,085)	$(1)	$(393)	$(70)

Total Dividends and Distributions	$(271)	$(200)	$(19)	$(4,131)	$(585)	$(38)	$(2,085)	$(1)	$(393)	$(70)

Year Ended October 31, 2007
From net investment income	$(433)	$(393)	$(29)	$(9,012)	$(1,289)	$(21)	$(4,313)	$—	$(670)	$(124)

Total Dividends and Distributions	$(433)	$(393)	$(29)	$(9,012)	$(1,289)	$(21)	$(4,313)	$—	$(670)	$(124)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	High Quality Intermediate-Term Bond
Amounts in thousands	Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$3,853	$7,499
Net realized gain (loss) from investment transactions and foreign currency transactions	1,063	(408)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(10,207)	(2,067)

Net Increase (Decrease) in Net Assets Resulting from Operations	(5,291)	5,024

Dividends and Distributions to Shareholders
From net investment income	(7,900)	(5,577)

Total Dividends and Distributions	(7,900)	(5,577)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(19,739)	37,983

Total increase (decrease) in net assets	(32,930)	37,430

Net Assets
Beginning of period	174,926	137,496

End of period (including undistributed net investment income as set forth below)	$141,996	$174,926

Undistributed (overdistributed) net investment income (operating loss)	$2,331	$6,489

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,124	$3,586	$682	$3,660	$7,033	$9,890	$1,030
Reinvested	439	2,171	53	1,413	1,503	2,129	181
Redeemed	(1,744)	(29,896)	(213)	(3,795)	(5,360)	(14,358)	(1,267)

Net Increase (Decrease)	$1,819	$(24,139)	$522	$1,278	$3,176	$(2,339)	$(56)

Shares:
Sold	300	348	67	354	680	963	102
Reinvested	43	213	5	138	146	208	18
Redeemed	(170)	(3,014)	(21)	(368)	(523)	(1,395)	(126)

Net Increase (Decrease)	173	(2,453)	51	124	303	(224)	(6)

Year Ended October 31, 2007
Dollars:
Sold	$13,085	$49,687	$726	$4,601	$18,871	$38,763	$6,715
Reinvested	1,735	160	23	1,217	698	1,658	77
Redeemed	(53,323)	(3,022)	(151)	(7,539)	(3,265)	(28,154)	(4,579)

Net Increase (Decrease)	$(38,503)	$46,825	$598	$(1,721)	$16,304	$12,267	$2,213

Shares:
Sold	1,244	4,688	68	433	1,764	3,633	637
Reinvested	167	15	2	116	67	159	7
Redeemed	(5,028)	(285)	(14)	(711)	(307)	(2,647)	(434)

Net Increase (Decrease)	(3,617)	4,418	56	(162)	1,524	1,145	210

Distributions:
Period Ended April 30, 2008
From net investment income	$(439)	$(2,171)	$(53)	$(1,421)	$(1,506)	$(2,129)	$(181)

Total Dividends and Distributions	$(439)	$(2,171)	$(53)	$(1,421)	$(1,506)	$(2,129)	$(181)

Year Ended October 31, 2007
From net investment income	$(1,735)	$(161)	$(23)	$(1,224)	$(699)	$(1,658)	$(77)

Total Dividends and Distributions	$(1,735)	$(161)	$(23)	$(1,224)	$(699)	$(1,658)	$(77)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	High Yield Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$23,670	$12,751
Net realized gain (loss) from investment transactions and foreign currency transactions	(11,286)	364
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(11,926)	(340)

Net Increase (Decrease) in Net Assets Resulting from Operations	458	12,775

Dividends and Distributions to Shareholders
From net investment income	(18,782)	(6,340)
From net realized gain on investments	(16)	—

Total Dividends and Distributions	(18,798)	(6,340)

Capital Share Transactions
Net increase (decrease) in capital share transactions	191,594	404,629

Total increase (decrease) in net assets	173,254	411,064

Net Assets
Beginning of period	506,755	95,691

End of period (including undistributed net investment income as set forth below)	$680,009	$506,755

Undistributed (overdistributed) net investment income (operating loss)	$16,434	$11,545

Institutional
Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$197,207
Reinvested	18,798
Redeemed	(24,411)

Net Increase (Decrease)	$191,594

Shares:
Sold	19,187
Reinvested	1,860
Redeemed	(2,453)

Net Increase (Decrease)	18,594

Year Ended October 31, 2007
Dollars:
Sold	$416,038
Reinvested	6,340
Redeemed	(17,749)

Net Increase (Decrease)	$404,629

Shares:
Sold	39,796
Reinvested	623
Redeemed	(1,691)

Net Increase (Decrease)	38,728

Distributions:
Period Ended April 30, 2008
From net investment income	$(18,782)
From net realized gain on investments	(16)

Total Dividends and Distributions	$(18,798)

Year Ended October 31, 2007
From net investment income	$(6,340)

Total Dividends and Distributions	$(6,340)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	High Yield Fund II
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$56,095	$102,443
Net realized gain (loss) from investment transactions and foreign currency transactions	(2,822)	53,481
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(55,573)	(25,138)

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,300)	130,786

Dividends and Distributions to Shareholders
From net investment income	(63,010)	(114,073)
From net realized gain on investments	(44,394)	(24,846)

Total Dividends and Distributions	(107,404)	(138,919)

Capital Share Transactions
Net increase (decrease) in capital share transactions	63,734	566,609
Redemption fees — Class A	305	33
Redemption fees — Class B	1	—
Redemption fees — Class C	2	—

Total increase (decrease) in net assets	(45,662)	558,509

Net Assets
Beginning of period	1,712,143	1,153,634

End of period (including undistributed net investment income as set forth below)	$1,666,481	$1,712,143

Undistributed (overdistributed) net investment income (operating loss)	$(8,392)	$(2,342)

	Class A	Class B	Class C	Institutional
x
Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$326,613	$6,177	$25,680	$31,891
Reinvested	35,846	2,893	5,034	43,791
Redeemed	(288,157)	(11,524)	(20,595)	(93,915)

Net Increase (Decrease)	$74,302	$(2,454)	$10,119	$(18,233)

Shares:
Sold	39,955	751	3,131	3,934
Reinvested	4,340	348	606	5,311
Redeemed	(34,626)	(1,402)	(2,497)	(11,358)

Net Increase (Decrease)	9,669	(303)	1,240	(2,113)

Year Ended October 31, 2007
Dollars:
Sold	$690,143	$17,298	$82,738	$224,824
Reinvested	34,648	3,803	4,979	64,518
Redeemed	(336,496)	(21,663)	(24,459)	(173,724)

Net Increase (Decrease)	$388,295	$(562)	$63,258	$115,618

Shares:
Sold	78,984	1,950	9,379	25,541
Reinvested	3,964	433	567	7,396
Redeemed	(38,577)	(2,463)	(2,799)	(20,026)

Net Increase (Decrease)	44,371	(80)	7,147	12,911

Distributions:
Period Ended April 30, 2008
From net investment income	$(29,494)	$(2,727)	$(4,785)	$(26,004)
From net realized gain on investments	(20,511)	(2,249)	(3,835)	(17,799)

Total Dividends and Distributions	$(50,005)	$(4,976)	$(8,620)	$(43,803)

Year Ended October 31, 2007
From net investment income	$(45,704)	$(5,777)	$(7,969)	$(54,623)
From net realized gain on investments	(9,395)	(1,761)	(1,805)	(11,885)

Total Dividends and Distributions	$(55,099)	$(7,538)	$(9,774)	$(66,508)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Income Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$31,980	$64,824
Net realized gain (loss) from investment transactions and foreign currency transactions	2,434	(189)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	2,008	(8,675)

Net Increase (Decrease) in Net Assets Resulting from Operations	36,422	55,960

Dividends and Distributions to Shareholders
From net investment income	(32,886)	(69,219)

Total Dividends and Distributions	(32,886)	(69,219)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(2,756)	(6,979)
Redemption fees — Class A	—	2
Redemption fees — Class B	2	1

Total increase (decrease) in net assets	782	(20,235)

Net Assets
Beginning of period	1,196,844	1,217,079

End of period (including undistributed net investment income as set forth below)	$1,197,626	$1,196,844

Undistributed (overdistributed) net investment income (operating loss)	$(7,964)	$(7,684)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$30,397	$5,980	$5,169	$57,551
Reinvested	2,868	1,171	255	26,840
Redeemed	(21,592)	(11,883)	(1,958)	(97,554)

Net Increase (Decrease)	$11,673	$(4,732)	$3,466	$(13,163)

Shares:
Sold	3,354	656	570	6,346
Reinvested	316	129	28	2,953
Redeemed	(2,381)	(1,309)	(216)	(10,745)

Net Increase (Decrease)	1,289	(524)	382	(1,446)

Year Ended October 31, 2007
Dollars:
Sold	$38,536	$5,200	$4,741	$49,441
Reinvested	5,116	2,621	379	54,223
Redeemed	(39,660)	(28,686)	(3,306)	(95,584)

Net Increase (Decrease)	$3,992	$(20,865)	$1,814	$8,080

Shares:
Sold	4,263	572	524	5,466
Reinvested	567	289	42	5,997
Redeemed	(4,390)	(3,170)	(365)	(10,549)

Net Increase (Decrease)	440	(2,309)	201	914

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,012)	$(1,712)	$(319)	$(26,843)

Total Dividends and Distributions	$(4,012)	$(1,712)	$(319)	$(26,843)

Year Ended October 31, 2007
From net investment income	$(7,843)	$(4,254)	$(522)	$(56,600)

Total Dividends and Distributions	$(7,843)	$(4,254)	$(522)	$(56,600)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Inflation Protection Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$13,005	$18,338
Net realized gain (loss) from investment transactions and foreign currency transactions	21,990	(3,495)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(44,317)	(2,063)

Net Increase (Decrease) in Net Assets Resulting from Operations	(9,322)	12,780

Dividends and Distributions to Shareholders
From net investment income	(35,020)	(17,260)

Total Dividends and Distributions	(35,020)	(17,260)

Capital Share Transactions
Net increase (decrease) in capital share transactions	66,241	357,744
Redemption fees — Class A	4	—
Redemption fees — Class J	2	—

Total increase (decrease) in net assets	21,905	353,264

Net Assets
Beginning of period	475,571	122,307

End of period (including undistributed net investment income as set forth below)	$497,476	$475,571

Undistributed (overdistributed) net investment income (operating loss)	$(408)	$1,655

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$534	$152	$353	$8,804	$1,383	$9,875	$67,984	$773	$493
Reinvested	84	44	18	424	41	571	33,629	69	20
Redeemed	(491)	(52)	(67)	(3,345)	(274)	(4,030)	(50,210)	(172)	(369)

Net Increase (Decrease)	$127	$144	$304	$5,883	$1,150	$6,416	$51,403	$670	$144

Shares:
Sold	57	16	38	926	147	1,051	7,275	82	53
Reinvested	9	5	2	46	4	62	3,647	8	2
Redeemed	(52)	(6)	(8)	(362)	(29)	(441)	(5,407)	(19)	(40)

Net Increase (Decrease)	14	15	32	610	122	672	5,515	71	15

Year Ended October 31, 2007
Dollars:
Sold	$819	$210	$95	$3,317	$888	$2,489	$364,195	$867	$53
Reinvested	46	24	3	181	4	240	16,716	11	11
Redeemed	(348)	(144)	(51)	(3,051)	(60)	(2,267)	(25,954)	(371)	(179)

Net Increase (Decrease)	$517	$90	$47	$447	$832	$462	$354,957	$507	$(115)

Shares:
Sold	86	22	10	346	93	262	38,230	92	6
Reinvested	5	3	—	19	1	25	1,771	1	1
Redeemed	(37)	(16)	(5)	(320)	(6)	(240)	(2,757)	(39)	(19)

Net Increase (Decrease)	54	9	5	45	88	47	37,244	54	(12)

Distributions:
Period Ended April 30, 2008
From net investment income	$(84)	$(44)	$(18)	$(472)	$(76)	$(602)	$(33,634)	$(70)	$(20)

Total Dividends and Distributions	$(84)	$(44)	$(18)	$(472)	$(76)	$(602)	$(33,634)	$(70)	$(20)

Year Ended October 31, 2007
From net investment income	$(46)	$(24)	$(3)	$(195)	$(11)	$(242)	$(16,717)	$(11)	$(11)

Total Dividends and Distributions	$(46)	$(24)	$(3)	$(195)	$(11)	$(242)	$(16,717)	$(11)	$(11)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	International Emerging Markets Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$3,364	$10,713
Net realized gain (loss) from investment transactions and foreign currency transactions	(8,092)	221,153
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(180,622)	292,911

Net Increase (Decrease) in Net Assets Resulting from Operations	(185,350)	524,777

Dividends and Distributions to Shareholders
From net investment income	(8,981)	(2,308)
From net realized gain on investments	(224,073)	(27,638)

Total Dividends and Distributions	(233,054)	(29,946)

Capital Share Transactions
Net increase (decrease) in capital share transactions	367,125	668,768
Redemption fees — Class A	14	7
Redemption fees — Class J	12	4

Total increase (decrease) in net assets	(51,253)	1,163,610

Net Assets
Beginning of period	1,496,294	332,684

End of period (including undistributed net investment income as set forth below)	$1,445,041	$1,496,294

Undistributed (overdistributed) net investment income (operating loss)	$(527)	$7,651

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$9,295	$3,887	$2,215	$61,245	$6,641	$6,033	$42,855	$117,744	$12,163	$8,318
Reinvested	5,129	2,494	1,108	32,750	4,853	1,679	47,378	124,220	7,554	2,699
Redeemed	(5,050)	(2,400)	(1,045)	(40,718)	(5,540)	(1,666)	(40,548)	(23,366)	(10,964)	(1,838)

Net Increase (Decrease)	$9,374	$3,981	$2,278	$53,277	$5,954	$6,046	$49,685	$218,598	$8,753	$9,179

Shares:
Sold	299	127	73	2,073	218	202	1,441	4,000	389	282
Reinvested	172	84	37	1,087	164	56	1,625	4,110	250	90
Redeemed	(181)	(84)	(34)	(1,401)	(199)	(59)	(1,441)	(742)	(389)	(66)

Net Increase (Decrease)	290	127	76	1,759	183	199	1,625	7,368	250	306

Year Ended October 31, 2007
Dollars:
Sold	$18,355	$8,788	$4,152	$103,651	$12,019	$8,707	$94,923	$492,496	$25,155	$11,144
Reinvested	512	361	125	6,261	1,043	—	10,961	9,286	1,073	238
Redeemed	(3,581)	(1,877)	(675)	(38,056)	(4,971)	(622)	(46,682)	(35,958)	(6,887)	(1,173)

Net Increase (Decrease)	$15,286	$7,272	$3,602	$71,856	$8,091	$8,085	$59,202	$465,824	$19,341	$10,209

Shares:
Sold	620	302	137	3,339	396	280	3,294	18,441	847	373
Reinvested	21	14	5	249	42	—	449	368	43	9
Redeemed	(134)	(62)	(26)	(1,281)	(175)	(19)	(1,654)	(1,165)	(236)	(39)

Net Increase (Decrease)	507	254	116	2,307	263	261	2,089	17,644	654	343

Distributions:
Period Ended April 30, 2008
From net investment income	$(89)	$(13)	$—	$(673)	$—	$—	$(774)	$(7,056)	$(291)	$(85)
From net realized gain on investments	(5,040)	(2,485)	(1,108)	(33,464)	(5,238)	(1,758)	(46,616)	(118,487)	(7,263)	(2,614)

Total Dividends and Distributions	$(5,129)	$(2,498)	$(1,108)	$(34,137)	$(5,238)	$(1,758)	$(47,390)	$(125,543)	$(7,554)	$(2,699)

Year Ended October 31, 2007
From net investment income	$(33)	$(12)	$(2)	$(300)	$—	$—	$(442)	$(1,387)	$(111)	$(21)
From net realized gain on investments	(479)	(349)	(123)	(6,036)	(1,054)	—	(10,519)	(7,899)	(962)	(217)

Total Dividends and Distributions	$(512)	$(361)	$(125)	$(6,336)	$(1,054)	$—	$(10,961)	$(9,286)	$(1,073)	$(238)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	International Growth Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$15,183	$21,539
Net realized gain (loss) from investment transactions and foreign currency transactions	(121,418)	200,772
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(203,161)	260,398

Net Increase (Decrease) in Net Assets Resulting from Operations	(309,396)	482,709

Dividends and Distributions to Shareholders
From net investment income	(18,610)	(13,222)
From net realized gain on investments	(198,877)	(126,025)

Total Dividends and Distributions	(217,487)	(139,247)

Capital Share Transactions
Net increase (decrease) in capital share transactions	449,058	855,776
Redemption fees — Class A	1	—
Redemption fees — Class J	1	2

Total increase (decrease) in net assets	(77,823)	1,199,240

Net Assets
Beginning of period	2,471,391	1,272,151

End of period (including undistributed net investment income as set forth below)	$2,393,568	$2,471,391

Undistributed (overdistributed) net investment income (operating loss)	$15,054	$18,601

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,986	$1,670	$591	$2,808	$442	$6,722	$285,905	$4,233	$1,819
Reinvested	3,253	1,480	280	106	16	7,183	200,494	2,469	2,160
Redeemed	(3,141)	(2,850)	(366)	(402)	(71)	(10,828)	(52,135)	(4,870)	(1,896)

Net Increase (Decrease)	$4,098	$300	$505	$2,512	$387	$3,077	$434,264	$1,832	$2,083

Shares:
Sold	308	127	49	218	35	537	22,736	335	148
Reinvested	235	114	21	8	1	548	14,944	186	163
Redeemed	(250)	(240)	(30)	(34)	(6)	(889)	(4,281)	(407)	(157)

Net Increase (Decrease)	293	1	40	192	30	196	33,399	114	154

Year Ended October 31, 2007
Dollars:
Sold	$9,536	$3,988	$737	$364	$21	$17,901	$756,973	$12,666	$7,457
Reinvested	2,776	1,380	231	—	—	6,433	124,658	1,937	1,826
Redeemed	(5,264)	(4,559)	(411)	(1)	—	(14,528)	(56,913)	(8,043)	(3,389)

Net Increase (Decrease)	$7,048	$809	$557	$363	$21	$9,806	$824,718	$6,560	$5,894

Shares:
Sold	676	300	54	24	1	1,331	55,449	931	558
Reinvested	215	113	19	—	—	523	9,872	155	147
Redeemed	(382)	(342)	(31)	—	—	(1,087)	(4,267)	(588)	(253)

Net Increase (Decrease)	509	71	42	24	1	767	61,054	498	452

Distributions:
Period Ended April 30, 2008
From net investment income	$(94)	$(19)	$—	$(4)	$—	$(180)	$(18,045)	$(155)	$(113)
From net realized gain on investments	(3,159)	(1,461)	(280)	(103)	(17)	(7,013)	(182,483)	(2,314)	(2,047)

Total Dividends and Distributions	$(3,253)	$(1,480)	$(280)	$(107)	$(17)	$(7,193)	$(200,528)	$(2,469)	$(2,160)

Year Ended October 31, 2007
From net investment income	$(109)	$(31)	$(1)	$—	$—	$(157)	$(12,669)	$(143)	$(112)
From net realized gain on investments	(2,667)	(1,349)	(230)	—	—	(6,282)	(111,989)	(1,794)	(1,714)

Total Dividends and Distributions	$(2,776)	$(1,380)	$(231)	$—	$—	$(6,439)	$(124,658)	$(1,937)	$(1,826)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	LargeCap Growth Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$9,446	$9,147
Net realized gain (loss) from investment transactions and foreign currency transactions	25,565	330,863
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(427,804)	539,047

Net Increase (Decrease) in Net Assets Resulting from Operations	(392,793)	879,057

Dividends and Distributions to Shareholders
From net investment income	(11,511)	(4,154)
From net realized gain on investments	(61,461)	(12,172)

Total Dividends and Distributions	(72,972)	(16,326)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(650,107)	2,603,787
Redemption fees — Class A	29	3
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(1,115,842)	3,466,521

Net Assets
Beginning of period	4,418,987	952,466

End of period (including undistributed net investment income as set forth below)	$3,303,145	$4,418,987

Undistributed (overdistributed) net investment income (operating loss)	$4,816	$7,266

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$14,282	$3,310	$3,508	$90,300	$5,527	$7,903	$15,072	$154,471	$22,377	$11,356
Reinvested	1,086	417	231	9,015	1,502	145	979	56,242	1,894	493
Redeemed	(4,515)	(2,135)	(1,280)	(103,368)	(28,565)	(797)	(7,153)	(887,135)	(12,090)	(3,179)

Net Increase (Decrease)	$10,853	$1,592	$2,459	$(4,053)	$(21,536)	$7,251	$8,898	$(676,422)	$12,181	$8,670

Shares:
Sold	1,514	373	396	10,182	633	893	1,766	17,473	2,434	1,216
Reinvested	109	44	24	941	160	15	107	5,842	195	50
Redeemed	(501)	(241)	(143)	(12,162)	(3,336)	(93)	(849)	(92,308)	(1,380)	(352)

Net Increase (Decrease)	1,122	176	277	(1,039)	(2,543)	815	1,024	(68,993)	1,249	914

Year Ended October 31, 2007
Dollars:
Sold	$18,730	$5,813	$6,097	$68,231	$5,832	$4,673	$13,265	$299,795	$46,784	$8,235
Issued in acquisitions	—	—	—	140,361	77,359	2,933	—	2,248,006	—	—
Reinvested	486	234	85	3,862	361	—	462	8,892	836	259
Redeemed	(7,296)	(3,592)	(1,567)	(67,124)	(37,267)	(607)	(6,632)	(213,026)	(17,964)	(2,729)

Net Increase (Decrease)	$11,920	$2,455	$4,615	$145,330	$46,285	$6,999	$7,095	$2,343,667	$29,656	$5,765

Shares:
Sold	2,138	703	705	7,950	691	525	1,587	35,618	5,554	970
Issued in acquisitions	—	—	—	17,249	9,627	360	—	275,930	—	—
Reinvested	59	30	11	484	46	—	60	1,113	103	32
Redeemed	(834)	(438)	(192)	(8,005)	(4,467)	(73)	(822)	(24,743)	(2,045)	(318)

Net Increase (Decrease)	1,363	295	524	17,678	5,897	812	825	287,918	3,612	684

Distributions:
Period Ended April 30, 2008
From net investment income	$—	$—	$—	$—	$—	$—	$—	$(11,336)	$(166)	$(9)
From net realized gain on investments	(1,086)	(417)	(231)	(9,284)	(1,572)	(173)	(979)	(45,507)	(1,728)	(484)

Total Dividends and Distributions	$(1,086)	$(417)	$(231)	$(9,284)	$(1,572)	$(173)	$(979)	$(56,843)	$(1,894)	$(493)

Year Ended October 31, 2007
From net investment income	$(35)	$—	$—	$(352)	$—	$—	$—	$(3,498)	$(218)	$(51)
From net realized gain on investments	(451)	(234)	(85)	(3,571)	(365)	—	(462)	(6,179)	(617)	(208)

Total Dividends and Distributions	$(486)	$(234)	$(85)	$(3,923)	$(365)	$—	$(462)	$(9,677)	$(835)	$(259)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	LargeCap S&P 500 Index Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$8,389	$14,359
Net realized gain (loss) from investment transactions and foreign currency transactions	86	15,111
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(123,962)	106,869

Net Increase (Decrease) in Net Assets Resulting from Operations	(115,487)	136,339

Dividends and Distributions to Shareholders
From net investment income	(15,259)	(11,410)
From net realized gain on investments	(12,577)	(3,300)

Total Dividends and Distributions	(27,836)	(14,710)

Capital Share Transactions
Net increase (decrease) in capital share transactions	66,383	120,373
Redemption fees — Class A	—	2
Redemption fees — Class J	—	5

Total increase (decrease) in net assets	(76,940)	242,009

Net Assets
Beginning of period	1,183,660	941,651

End of period (including undistributed net investment income as set forth below)	$1,106,720	$1,183,660

Undistributed (overdistributed) net investment income (operating loss)	$4,730	$11,600

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$20,657	$4,835	$2,423	$5,706	$978	$25,211	$62,637	$31,399	$24,441
Reinvested	4,085	1,458	270	2,042	48	9,438	2,582	6,358	1,510
Redeemed	(19,568)	(6,145)	(1,181)	(10,111)	(458)	(37,611)	(24,231)	(33,065)	(7,325)

Net Increase (Decrease)	$5,174	$148	$1,512	$(2,363)	$568	$(2,962)	$40,988	$4,692	$18,626

Shares:
Sold	2,094	491	247	583	100	2,588	6,565	3,160	2,497
Reinvested	394	141	26	197	5	919	249	608	145
Redeemed	(2,016)	(630)	(121)	(1,041)	(47)	(3,889)	(2,405)	(3,383)	(728)

Net Increase (Decrease)	472	2	152	(261)	58	(382)	4,409	385	1,914

Year Ended October 31, 2007
Dollars:
Sold	$55,614	$11,291	$6,266	$16,759	$2,712	$61,322	$65,224	$85,447	$28,334
Reinvested	2,021	935	84	1,193	—	5,200	675	3,881	700
Redeemed	(23,423)	(20,088)	(988)	(16,358)	(159)	(60,660)	(15,406)	(77,741)	(12,462)

Net Increase (Decrease)	$34,212	$(7,862)	$5,362	$1,594	$2,553	$5,862	$50,493	$11,587	$16,572

Shares:
Sold	5,280	1,094	588	1,604	260	5,948	6,287	8,142	2,739
Reinvested	201	93	8	119	—	523	67	383	70
Redeemed	(2,246)	(1,911)	(95)	(1,567)	(15)	(5,875)	(1,470)	(7,528)	(1,182)

Net Increase (Decrease)	3,235	(724)	501	156	245	596	4,884	997	1,627

Distributions:
Period Ended April 30, 2008
From net investment income	$(2,159)	$(712)	$(124)	$(1,115)	$(18)	$(4,943)	$(1,604)	$(3,729)	$(855)
From net realized gain on investments	(1,927)	(746)	(146)	(950)	(31)	(4,502)	(986)	(2,634)	(655)

Total Dividends and Distributions	$(4,086)	$(1,458)	$(270)	$(2,065)	$(49)	$(9,445)	$(2,590)	$(6,363)	$(1,510)

Year Ended October 31, 2007
From net investment income	$(1,572)	$(686)	$(60)	$(934)	$—	$(3,897)	$(565)	$(3,138)	$(558)
From net realized gain on investments	(449)	(249)	(25)	(273)	—	(1,307)	(112)	(743)	(142)

Total Dividends and Distributions	$(2,021)	$(935)	$(85)	$(1,207)	$—	$(5,204)	$(677)	$(3,881)	$(700)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	LargeCap Value Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$8,021	$12,798
Net realized gain (loss) from investment transactions and foreign currency transactions	(36,579)	67,120
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(50,238)	(7,982)

Net Increase (Decrease) in Net Assets Resulting from Operations	(78,796)	71,936

Dividends and Distributions to Shareholders
From net investment income	(13,362)	(11,030)
From net realized gain on investments	(67,190)	(34,028)

Total Dividends and Distributions	(80,552)	(45,058)

Capital Share Transactions
Net increase (decrease) in capital share transactions	134,099	97,809
Redemption fees — Class A	—	6
Redemption fees — Class J	1	1

Total increase (decrease) in net assets	(25,248)	124,694

Net Assets
Beginning of period	867,568	742,874

End of period (including undistributed net investment income as set forth below)	$842,320	$867,568

Undistributed (overdistributed) net investment income (operating loss)	$4,706	$10,047

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$342	$711	$259	$7,635	$585	$679	$5,774	$78,832	$1,176	$698
Reinvested	274	322	87	25,827	1,584	89	5,364	45,491	686	171
Redeemed	(577)	(1,657)	(93)	(21,176)	(3,095)	(296)	(7,426)	(4,549)	(2,758)	(860)

Net Increase (Decrease)	$39	$(624)	$253	$12,286	$(926)	$472	$3,712	$119,774	$(896)	$9

Shares:
Sold	31	64	23	674	52	60	524	6,949	105	61
Reinvested	23	27	7	2,151	133	7	453	3,791	57	14
Redeemed	(49)	(145)	(8)	(1,876)	(279)	(27)	(668)	(415)	(223)	(75)

Net Increase (Decrease)	5	(54)	22	949	(94)	40	309	10,325	(61)	—

Year Ended October 31, 2007
Dollars:
Sold	$1,345	$621	$565	$22,211	$2,230	$1,079	$17,382	$95,553	$5,129	$992
Reinvested	172	289	41	16,973	1,097	—	2,937	22,204	699	76
Redeemed	(1,305)	(2,380)	(317)	(45,433)	(6,753)	(54)	(11,798)	(19,008)	(6,256)	(482)

Net Increase (Decrease)	$212	$(1,470)	$289	$(6,249)	$(3,426)	$1,025	$8,521	$98,749	$(428)	$586

Shares:
Sold	103	47	43	1,685	170	82	1,334	7,161	389	77
Reinvested	14	23	3	1,324	86	—	232	1,730	54	6
Redeemed	(98)	(183)	(24)	(3,446)	(513)	(4)	(903)	(1,476)	(464)	(38)

Net Increase (Decrease)	19	(113)	22	(437)	(257)	78	663	7,415	(21)	45

Distributions:
Period Ended April 30, 2008
From net investment income	$(37)	$(38)	$(9)	$(3,771)	$(54)	$(8)	$(697)	$(8,609)	$(113)	$(26)
From net realized gain on investments	(237)	(284)	(78)	(22,689)	(1,543)	(82)	(4,670)	(36,889)	(573)	(145)

Total Dividends and Distributions	$(274)	$(322)	$(87)	$(26,460)	$(1,597)	$(90)	$(5,367)	$(45,498)	$(686)	$(171)

Year Ended October 31, 2007
From net investment income	$(35)	$(52)	$(6)	$(3,891)	$(48)	$—	$(529)	$(6,275)	$(176)	$(18)
From net realized gain on investments	(137)	(237)	(35)	(13,531)	(1,056)	—	(2,408)	(16,042)	(523)	(59)

Total Dividends and Distributions	$(172)	$(289)	$(41)	$(17,422)	$(1,104)	$—	$(2,937)	$(22,317)	$(699)	$(77)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	MidCap Blend Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(79)	$(424)
Net realized gain (loss) from investment transactions and foreign currency transactions	19,459	86,633
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(79,645)	59,289

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,265)	145,498

Dividends and Distributions to Shareholders
From net investment income	—	(1,198)
From net realized gain on investments	(86,226)	(77,285)

Total Dividends and Distributions	(86,226)	(78,483)

Capital Share Transactions
Net increase (decrease) in capital share transactions	70,111	54,601
Redemption fees — Class A	1	14
Redemption fees — Class B	—	1
Redemption fees — Class J	1	4

Total increase (decrease) in net assets	(76,378)	121,635

Net Assets
Beginning of period	931,855	810,220

End of period (including undistributed net investment income as set forth below)	$855,477	$931,855

Undistributed (overdistributed) net investment income (operating loss)	$(71)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,547	$1,111	$374	$19,329	$2,284	$1,260	$15,216	$21,159	$3,563	$1,116
Reinvested	948	318	123	53,899	6,258	386	20,143	122	2,442	579
Redeemed	(1,159)	(484)	(158)	(43,293)	(9,837)	(472)	(22,586)	(671)	(4,258)	(1,148)

Net Increase (Decrease)	$3,336	$945	$339	$29,935	$(1,295)	$1,174	$12,773	$20,610	$1,747	$547

Shares:
Sold	267	83	28	1,424	168	91	1,138	1,591	263	82
Reinvested	67	23	9	3,831	446	28	1,471	9	174	41
Redeemed	(87)	(37)	(11)	(3,191)	(736)	(36)	(1,712)	(50)	(320)	(82)

Net Increase (Decrease)	247	69	26	2,064	(122)	83	897	1,550	117	41

Year Ended October 31, 2007
Dollars:
Sold	$5,120	$1,103	$939	$50,940	$7,363	$4,055	$54,040	$1,356	$8,787	$1,746
Reinvested	578	252	61	52,029	6,323	—	15,553	—	2,175	500
Redeemed	(2,714)	(894)	(208)	(99,599)	(17,419)	(326)	(29,027)	(8)	(6,620)	(1,504)

Net Increase (Decrease)	$2,984	$461	$792	$3,370	$(3,733)	$3,729	$40,566	$1,348	$4,342	$742

Shares:
Sold	350	74	62	3,393	489	268	3,670	86	587	116
Reinvested	41	18	4	3,693	450	—	1,129	—	154	35
Redeemed	(186)	(60)	(14)	(6,641)	(1,162)	(21)	(1,970)	(1)	(435)	(97)

Net Increase (Decrease)	205	32	52	445	(223)	247	2,829	85	306	54

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(949)	$(318)	$(123)	$(54,757)	$(6,356)	$(401)	$(20,164)	$(131)	$(2,448)	$(579)

Total Dividends and Distributions	$(949)	$(318)	$(123)	$(54,757)	$(6,356)	$(401)	$(20,164)	$(131)	$(2,448)	$(579)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$(1,117)	$—	$—	$—	$—	$(71)	$(10)
From net realized gain on investments	(578)	(252)	(61)	(51,835)	(6,401)	—	(15,563)	(1)	(2,104)	(490)

Total Dividends and Distributions	$(578)	$(252)	$(61)	$(52,952)	$(6,401)	$—	$(15,563)	$(1)	$(2,175)	$(500)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	MidCap Growth Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(112)	$(227)
Net realized gain (loss) from investment transactions and foreign currency transactions	1,392	4,007
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(3,338)	6,323

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,058)	10,103

Dividends and Distributions to Shareholders
From net realized gain on investments	(3,244)	—
Total Dividends and Distributions	(3,244)	—

Capital Share Transactions
Net increase (decrease) in capital share transactions	11,228	5,510

Total increase (decrease) in net assets	5,926	15,613

Net Assets
Beginning of period	45,607	29,994

End of period (including undistributed net investment income as set forth below)	$51,533	$45,607

Undistributed (overdistributed) net investment income (operating loss)	$(112)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$253	$174	$223	$7,393	$3,631	$2,302	$1,722
Reinvested	105	50	17	2,068	605	293	24
Redeemed	(172)	(112)	(75)	(3,765)	(891)	(2,480)	(137)

Net Increase (Decrease)	$186	$112	$165	$5,696	$3,345	$115	$1,609

Shares:
Sold	32	22	31	981	450	291	222
Reinvested	13	6	2	264	72	34	3
Redeemed	(23)	(15)	(10)	(513)	(110)	(324)	(17)

Net Increase (Decrease)	22	13	23	732	412	1	208

Year Ended October 31, 2007
Dollars:
Sold	$587	$407	$196	$5,912	$4,145	$2,923	$110
Redeemed	(1,188)	(2,068)	(99)	(4,571)	(294)	(412)	(138)

Net Increase (Decrease)	$(601)	$(1,661)	$97	$1,341	$3,851	$2,511	$(28)

Shares:
Sold	72	53	26	818	552	356	15
Redeemed	(164)	(267)	(13)	(659)	(38)	(52)	(18)

Net Increase (Decrease)	(92)	(214)	13	159	514	304	(3)

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(105)	$(50)	$(17)	$(2,068)	$(684)	$(293)	$(27)

Total Dividends and Distributions	$(105)	$(50)	$(17)	$(2,068)	$(684)	$(293)	$(27)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	MidCap S&P 400 Index Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$988	$1,898
Net realized gain (loss) from investment transactions and foreign currency transactions	3,745	14,518
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(21,705)	13,283

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,972)	29,699

Dividends and Distributions to Shareholders
From net investment income	(1,906)	(1,341)
From net realized gain on investments	(14,804)	(5,532)

Total Dividends and Distributions	(16,710)	(6,873)

Capital Share Transactions
Net increase (decrease) in capital share transactions	26,005	47,133
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	(7,677)	69,960

Net Assets
Beginning of period	236,181	166,221

End of period (including undistributed net investment income as set forth below)	$228,504	$236,181

Undistributed (overdistributed) net investment income (operating loss)	$542	$1,493

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$4,430	$1,721	$1,393	$3,320	$15,990	$6,461	$5,917
Reinvested	3,029	1,760	401	2,901	2,498	4,911	1,194
Redeemed	(5,383)	(2,329)	(842)	(5,123)	(3,979)	(9,992)	(2,273)

Net Increase (Decrease)	$2,076	$1,152	$952	$1,098	$14,509	$1,380	$4,838

Shares:
Sold	312	124	102	243	1,149	454	413
Reinvested	202	118	27	199	169	326	80
Redeemed	(390)	(165)	(62)	(376)	(290)	(718)	(159)

Net Increase (Decrease)	124	77	67	66	1,028	62	334

Year Ended October 31, 2007
Dollars:
Sold	$13,757	$6,120	$3,833	$10,714	$21,592	$34,900	$9,447
Reinvested	1,228	912	92	1,353	615	2,183	483
Redeemed	(6,207)	(7,544)	(917)	(8,512)	(5,192)	(25,198)	(6,526)

Net Increase (Decrease)	$8,778	$(512)	$3,008	$3,555	$17,015	$11,885	$3,404

Shares:
Sold	883	393	249	706	1,401	2,255	606
Reinvested	83	62	6	94	42	147	33
Redeemed	(399)	(485)	(58)	(558)	(336)	(1,642)	(411)

Net Increase (Decrease)	567	(30)	197	242	1,107	760	228

Distributions:
Period Ended April 30, 2008
From net investment income	$(300)	$(129)	$(23)	$(248)	$(409)	$(653)	$(144)
From net realized gain on investments	(2,729)	(1,631)	(378)	(2,654)	(2,103)	(4,259)	(1,050)

Total Dividends and Distributions	$(3,029)	$(1,760)	$(401)	$(2,902)	$(2,512)	$(4,912)	$(1,194)

Year Ended October 31, 2007
From net investment income	$(217)	$(121)	$(10)	$(188)	$(187)	$(512)	$(106)
From net realized gain on investments	(1,011)	(791)	(82)	(1,166)	(434)	(1,671)	(377)

Total Dividends and Distributions	$(1,228)	$(912)	$(92)	$(1,354)	$(621)	$(2,183)	$(483)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	MidCap Stock Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$3,547	$8,271
Net realized gain (loss) from investment transactions and foreign currency transactions	(6,212)	102,638
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(78,799)	(70,737)

Net Increase (Decrease) in Net Assets Resulting from Operations	(81,464)	40,172

Dividends and Distributions to Shareholders
From net investment income	(8,374)	(6,899)
From net realized gain on investments	(102,047)	(44,854)

Total Dividends and Distributions	(110,421)	(51,753)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(92,543)	(115,305)
Redemption fees — Class A	8	1

Total increase (decrease) in net assets	(284,420)	(126,885)

Net Assets
Beginning of period	852,634	979,519

End of period (including undistributed net investment income as set forth below)	$568,214	$852,634

Undistributed (overdistributed) net investment income (operating loss)	$1,284	$6,111

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$11,593	$536	$708	$11,806
Reinvested	25,356	3,672	1,131	77,749
Redeemed	(174,331)	(5,799)	(2,753)	(42,211)

Net Increase (Decrease)	$(137,382)	$(1,591)	$(914)	$47,344

Shares:
Sold	705	35	45	698
Reinvested	1,504	235	72	4,537
Redeemed	(10,597)	(386)	(180)	(2,346)

Net Increase (Decrease)	(8,388)	(116)	(63)	2,889

Year Ended October 31, 2007
Dollars:
Sold	$85,593	$5,479	$6,029	$6,435
Reinvested	10,660	1,294	317	38,515
Redeemed	(53,308)	(7,368)	(3,617)	(205,334)

Net Increase (Decrease)	$42,945	$(595)	$2,729	$(160,384)

Shares:
Sold	3,952	268	294	299
Reinvested	509	66	16	1,814
Redeemed	(2,503)	(365)	(180)	(9,563)

Net Increase (Decrease)	1,958	(31)	130	(7,450)

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,687)	$(42)	$(23)	$(6,622)
From net realized gain on investments	(25,422)	(4,087)	(1,411)	(71,127)

Total Dividends and Distributions	$(27,109)	$(4,129)	$(1,434)	$(77,749)

Year Ended October 31, 2007
From net investment income	$(1,237)	$(2)	$(1)	$(5,659)
From net realized gain on investments	(10,079)	(1,505)	(414)	(32,856)

Total Dividends and Distributions	$(11,316)	$(1,507)	$(415)	$(38,515)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	MidCap Value Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$608	$759
Net realized gain (loss) from investment transactions and foreign currency transactions	(3,159)	11,248
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(13,520)	921

Net Increase (Decrease) in Net Assets Resulting from Operations	(16,071)	12,928

Dividends and Distributions to Shareholders
From net investment income	(804)	(907)
From net realized gain on investments	(11,599)	(8,077)

Total Dividends and Distributions	(12,403)	(8,984)

Capital Share Transactions
Net increase (decrease) in capital share transactions	1,189	5,331
Redemption fees — Class J	—	3

Total increase (decrease) in net assets	(27,285)	9,278

Net Assets
Beginning of period	149,702	140,424

End of period (including undistributed net investment income as set forth below)	$122,417	$149,702

Undistributed (overdistributed) net investment income (operating loss)	$306	$502

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$442	$501	$231	$4,106	$—	$675	$633
Reinvested	198	127	23	11,389	—	461	192
Redeemed	(441)	(313)	(25)	(15,775)	—	(836)	(399)

Net Increase (Decrease)	$199	$315	$229	$(280)	$—	$300	$426

Shares:
Sold	37	41	19	333	—	56	52
Reinvested	15	10	2	878	—	35	15
Redeemed	(35)	(25)	(2)	(1,303)	—	(69)	(31)

Net Increase (Decrease)	17	26	19	(92)	—	22	36

Year Ended October 31, 2007
Dollars:
Sold	$2,249	$755	$264	$19,274	$9	$4,497	$1,758
Reinvested	52	71	5	8,261	—	100	93
Redeemed	(755)	(367)	(88)	(23,174)	(6,096)	(690)	(887)

Net Increase (Decrease)	$1,546	$459	$181	$4,361	$(6,087)	$3,907	$964

Shares:
Sold	154	51	18	1,322	1	305	120
Reinvested	4	5	—	592	—	7	6
Redeemed	(52)	(25)	(6)	(1,601)	(399)	(47)	(60)

Net Increase (Decrease)	106	31	12	313	(398)	265	66

Distributions:
Period Ended April 30, 2008
From net investment income	$(13)	$(6)	$(1)	$(722)	$—	$(45)	$(17)
From net realized gain on investments	(185)	(121)	(23)	(10,676)	(1)	(418)	(175)

Total Dividends and Distributions	$(198)	$(127)	$(24)	$(11,398)	$(1)	$(463)	$(192)

Year Ended October 31, 2007
From net investment income	$(7)	$(6)	$—	$(792)	$(73)	$(16)	$(13)
From net realized gain on investments	(45)	(65)	(5)	(7,473)	(325)	(84)	(80)

Total Dividends and Distributions	$(52)	$(71)	$(5)	$(8,265)	$(398)	$(100)	$(93)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Money Market Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$50,953	$98,162

Net Increase (Decrease) in Net Assets Resulting from Operations	50,953	98,162

Dividends and Distributions to Shareholders
From net investment income	(50,953)	(98,162)

Total Dividends and Distributions	(50,953)	(98,162)

Capital Share Transactions
Net increase (decrease) in capital share transactions	417,008	1,848,919

Total increase (decrease) in net assets	417,008	1,848,919

Net Assets
Beginning of period	2,542,000	693,081

End of period (including undistributed net investment income as set forth below)	$2,959,008	$2,542,000

Undistributed (overdistributed) net investment income (operating loss)	$—	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$83,588	$24,498	$12,608	$778,382	$31,532	$16,774	$131,927	$322,888	$228,733	$42,311
Reinvested	675	298	70	37,791	395	165	3,486	4,713	1,988	237
Redeemed	(50,837)	(17,291)	(9,330)	(700,523)	(17,733)	(9,696)	(74,907)	(267,910)	(115,006)	(42,818)

Net Increase (Decrease)	$33,426	$7,505	$3,348	$115,650	$14,194	$7,243	$60,506	$59,691	$115,715	$(270)

Shares:
Sold	83,588	24,498	12,608	778,382	31,532	16,774	131,927	322,888	228,733	42,311
Reinvested	675	298	70	37,791	395	165	3,486	4,713	1,988	237
Redeemed	(50,837)	(17,291)	(9,330)	(700,523)	(17,733)	(9,696)	(74,907)	(267,910)	(115,006)	(42,818)

Net Increase (Decrease)	33,426	7,505	3,348	115,650	14,194	7,243	60,506	59,691	115,715	(270)

Year Ended October 31, 2007
Dollars:
Sold	$123,442	$62,497	$36,760	$1,721,034	$23,143	$15,879	$125,082	$385,893	$199,900	$97,580
Issued in acquisitions	—	—	—	1,098,364	33,680	6,724	—	185,502	—	—
Reinvested	933	677	154	74,095	896	204	7,260	8,471	3,093	459
Redeemed	(117,410)	(57,704)	(34,924)	(1,371,714)	(27,430)	(11,593)	(103,582)	(389,281)	(158,453)	(90,712)

Net Increase (Decrease)	$6,965	$5,470	$1,990	$1,521,779	$30,289	$11,214	$28,760	$190,585	$44,540	$7,327

Shares:
Sold	123,442	62,497	36,760	1,721,034	23,143	15,879	125,082	385,893	199,900	97,580
Issued in acquisitions	—	—	—	1,098,364	33,680	6,724	—	185,502	—	—
Reinvested	933	677	154	74,095	896	204	7,260	8,471	3,093	459
Redeemed	(117,410)	(57,704)	(34,924)	(1,371,714)	(27,430)	(11,593)	(103,582)	(389,281)	(158,453)	(90,712)

Net Increase (Decrease)	6,965	5,470	1,990	1,521,779	30,289	11,214	28,760	190,585	44,540	7,327

Distributions:
Period Ended April 30, 2008
From net investment income	$(675)	$(298)	$(70)	$(38,152)	$(513)	$(193)	$(3,502)	$(5,325)	$(1,988)	$(237)

Total Dividends and Distributions	$(675)	$(298)	$(70)	$(38,152)	$(513)	$(193)	$(3,502)	$(5,325)	$(1,988)	$(237)

Year Ended October 31, 2007
From net investment income	$(934)	$(678)	$(154)	$(74,669)	$(1,068)	$(231)	$(7,366)	$(9,503)	$(3,100)	$(459)

Total Dividends and Distributions	$(934)	$(678)	$(154)	$(74,669)	$(1,068)	$(231)	$(7,366)	$(9,503)	$(3,100)	$(459)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Mortgage Securities Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$37,273	$80,180
Net realized gain (loss) from investment transactions and foreign currency transactions	417	(1,062)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	18,423	2,431

Net Increase (Decrease) in Net Assets Resulting from Operations	56,113	81,549

Dividends and Distributions to Shareholders
From net investment income	(40,108)	(81,954)

Total Dividends and Distributions	(40,108)	(81,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(124,697)	(59,791)

Total increase (decrease) in net assets	(108,692)	(60,196)

Net Assets
Beginning of period	1,652,969	1,713,165

End of period (including undistributed net investment income as set forth below)	$1,544,277	$1,652,969

Undistributed (overdistributed) net investment income (operating loss)	$(3,044)	$(916)

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$4,879	$713	$179	$29,439
Reinvested	1,618	897	94	36,786
Redeemed	(10,033)	(11,118)	(1,727)	(176,424)

Net Increase (Decrease)	$(3,536)	$(9,508)	$(1,454)	$(110,199)

Shares:
Sold	456	67	17	2,750
Reinvested	151	84	9	3,436
Redeemed	(941)	(1,043)	(162)	(16,559)

Net Increase (Decrease)	(334)	(892)	(136)	(10,373)

Year Ended October 31, 2007
Dollars:
Sold	$9,943	$1,275	$887	$38,648
Reinvested	3,101	2,135	209	71,437
Redeemed	(20,933)	(30,803)	(1,783)	(133,907)

Net Increase (Decrease)	$(7,889)	$(27,393)	$(687)	$(23,822)

Shares:
Sold	946	121	84	3,681
Reinvested	295	203	20	6,801
Redeemed	(1,992)	(2,936)	(170)	(12,726)

Net Increase (Decrease)	(751)	(2,612)	(66)	(2,244)

Distributions:
Period Ended April 30, 2008
From net investment income	$(2,097)	$(1,086)	$(136)	$(36,789)

Total Dividends and Distributions	$(2,097)	$(1,086)	$(136)	$(36,789)

Year Ended October 31, 2007
From net investment income	$(4,284)	$(2,739)	$(300)	$(74,631)

Total Dividends and Distributions	$(4,284)	$(2,739)	$(300)	$(74,631)

See accompanying notes.

Statement of Changes in Net Assets
Principal Investors Fund, Inc.
 (unaudited)

	Partners Global Equity Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$135	$282
Net realized gain (loss) from investment transactions and foreign currency transactions	(305)	2,455
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(2,973)	2,109

Net Increase (Decrease) in Net Assets Resulting from Operations	(3,143)	4,846

Dividends and Distributions to Shareholders
From net investment income	(305)	(199)
From net realized gain on investments	(2,414)	(1,056)

Total Dividends and Distributions	(2,719)	(1,255)

Capital Share Transactions
Net increase (decrease) in capital share transactions	953	3,833

Total increase (decrease) in net assets	(4,909)	7,424

Net Assets
Beginning of period	32,704	25,280

End of period (including undistributed net investment income as set forth below)	$27,795	$32,704

Undistributed (overdistributed) net investment income (operating loss)	$89	$270

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$463	$254	$192	$2,926	$2	$684
Reinvested	131	134	59	2,252	1	119
Redeemed	(381)	(206)	(302)	(4,138)	(21)	(1,216)

Net Increase (Decrease)	$213	$182	$(51)	$1,040	$(18)	$(413)

Shares:
Sold	40	22	17	255	—	58
Reinvested	11	11	5	185	—	10
Redeemed	(34)	(17)	(25)	(350)	(1)	(109)

Net Increase (Decrease)	17	16	(3)	90	(1)	(41)

Year Ended October 31, 2007
Dollars:
Sold	$567	$478	$548	$18,072	$13	$459
Reinvested	47	48	14	681	9	55
Redeemed	(784)	(484)	(91)	(14,697)	(258)	(844)

Net Increase (Decrease)	$(170)	$42	$471	$4,056	$(236)	$(330)

Shares:
Sold	45	38	43	1,437	1	37
Reinvested	4	4	1	55	1	4
Redeemed	(61)	(38)	(7)	(1,162)	(21)	(67)

Net Increase (Decrease)	(12)	4	37	330	(19)	(26)

Distributions:
Period Ended April 30, 2008
From net investment income	$(9)	$(6)	$(2)	$(278)	$—	$(10)
From net realized gain on investments	(122)	(128)	(57)	(1,997)	(1)	(109)

Total Dividends and Distributions	$(131)	$(134)	$(59)	$(2,275)	$(1)	$(119)

Year Ended October 31, 2007
From net investment income	$(1)	$—	$—	$(192)	$(1)	$(5)
From net realized gain on investments	(46)	(48)	(14)	(890)	(8)	(50)

Total Dividends and Distributions	$(47)	$(48)	$(14)	$(1,082)	$(9)	$(55)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners International Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$15,468	$21,336
Net realized gain (loss) from investment transactions and foreign currency transactions	2,944	180,042
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(199,634)	197,677

Net Increase (Decrease) in Net Assets Resulting from	(181,222)	399,055

Dividends and Distributions to Shareholders
From net investment income	(28,067)	(12,289)
From net realized gain on investments	(178,752)	(64,096)

Total Dividends and Distributions	(206,819)	(76,385)

Capital Share Transactions
Net increase (decrease) in capital share transactions	390,958	740,215

Total increase (decrease) in net assets	2,917	1,062,885

Net Assets
Beginning of period	2,004,114	941,229

End of period (including undistributed net investment income as set forth below)	$2,007,031	$2,004,114

Undistributed (overdistributed) net investment income (operating loss)	$10,003	$21,104

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,921	$1,562	$1,562	$238,673	$3,346	$2,873
Reinvested	1,948	1,833	509	197,048	3,758	1,722
Redeemed	(7,316)	(2,357)	(354)	(50,193)	(3,482)	(2,095)

Net Increase (Decrease)	$(3,447)	$1,038	$1,717	$385,528	$3,622	$2,500

Shares:
Sold	123	97	97	15,479	211	192
Reinvested	119	112	31	11,945	229	105
Redeemed	(445)	(161)	(24)	(3,331)	(239)	(137)

Net Increase (Decrease)	(203)	48	104	24,093	201	160

Year Ended October 31, 2007
Dollars:
Sold	$7,097	$7,175	$2,224	$692,110	$7,955	$7,452
Reinvested	1,040	948	130	71,925	1,699	643
Redeemed	(4,490)	(7,744)	(434)	(41,776)	(3,390)	(2,349)

Net Increase (Decrease)	$3,647	$379	$1,920	$722,259	$6,264	$5,746

Shares:
Sold	429	432	134	43,066	481	454
Reinvested	69	63	9	4,718	112	43
Redeemed	(278)	(472)	(27)	(2,584)	(210)	(143)

Net Increase (Decrease)	220	23	116	45,200	383	354

Distributions:
Period Ended April 30, 2008
From net investment income	$(174)	$(133)	$(31)	$(27,115)	$(437)	$(177)
From net realized gain on investments	(1,775)	(1,700)	(478)	(169,933)	(3,321)	(1,545)

Total Dividends and Distributions	$(1,949)	$(1,833)	$(509)	$(197,048)	$(3,758)	$(1,722)

Year Ended October 31, 2007
From net investment income	$(84)	$(50)	$(4)	$(11,866)	$(215)	$(70)
From net realized gain on investments	(956)	(898)	(126)	(60,059)	(1,484)	(573)

Total Dividends and Distributions	$(1,040)	$(948)	$(130)	$(71,925)	$(1,699)	$(643)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners LargeCap Blend Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$4,433	$7,752
Net realized gain (loss) from investment transactions and foreign currency transactions	4,780	92,066
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(111,370)	48,019

Net Increase (Decrease) in Net Assets Resulting from Operations	(102,157)	147,837
Dividends and Distributions to Shareholders
From net investment income	(7,658)	(8,232)
From net realized gain on investments	(92,995)	(47,079)

Total Dividends and Distributions	(100,653)	(55,311)

Capital Share Transactions
Net increase (decrease) in capital share transactions	85,174	62,349
Redemption fees — Class A	—	1
Redemption fees — Class B	—	1

Total increase (decrease) in net	(117,636)	154,877
Net Assets
Beginning of period	1,101,268	946,391

End of period (including undistributed net investment income as set forth below)	$983,632	$1,101,268

Undistributed (overdistributed) net investment income (operating loss)	$2,311	$5,536

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$9,701	$1,551	$870	$4,318	$740	$430	$14,232	$43,081	$1,819	$4,169
Reinvested	3,098	2,644	296	5,803	2,301	101	14,319	65,606	4,870	1,499
Redeemed	(3,950)	(4,299)	(393)	(7,967)	(2,583)	(63)	(15,590)	(53,003)	(6,060)	(2,366)

Net Increase (Decrease)	$8,849	$(104)	$773	$2,154	$458	$468	$12,961	$55,684	$629	$3,302

Shares:
Sold	893	148	84	412	72	40	1,367	4,106	173	404
Reinvested	289	248	28	535	214	10	1,359	6,041	451	139
Redeemed	(394)	(426)	(38)	(774)	(255)	(6)	(1,552)	(5,099)	(578)	(221)

Net Increase (Decrease)	788	(30)	74	173	31	44	1,174	5,048	46	322

Year Ended October 31, 2007
Dollars:
Sold	$8,017	$3,464	$1,191	$14,119	$2,366	$1,336	$52,868	$84,047	$19,862	$7,538
Reinvested	1,860	1,646	121	3,158	1,276	—	6,254	37,814	2,489	634
Redeemed	(17,056)	(8,420)	(490)	(13,713)	(3,733)	(211)	(21,125)	(102,350)	(17,544)	(3,069)

Net Increase (Decrease)	$(7,179)	$(3,310)	$822	$3,564	$(91)	$1,125	$37,997	$19,511	$4,807	$5,103

Shares:
Sold	685	302	100	1,216	204	113	4,647	7,210	1,690	661
Reinvested	167	149	11	281	115	—	573	3,366	223	57
Redeemed	(1,477)	(730)	(41)	(1,170)	(321)	(18)	(1,849)	(8,775)	(1,503)	(261)

Net Increase (Decrease)	(625)	(279)	70	327	(2)	95	3,371	1,801	410	457

Distributions:
Period Ended April 30, 2008
From net investment income	$(113)	$(44)	$—	$(156)	$—	$—	$(493)	$(6,418)	$(346)	$(88)
From net realized gain on investments	(2,985)	(2,600)	(296)	(5,706)	(2,318)	(114)	(13,834)	(59,203)	(4,527)	(1,412)

Total Dividends and Distributions	$(3,098)	$(2,644)	$(296)	$(5,862)	$(2,318)	$(114)	$(14,327)	$(65,621)	$(4,873)	$(1,500)

Year Ended October 31, 2007
From net investment income	$(165)	$(92)	$(4)	$(233)	$—	$—	$(466)	$(6,841)	$(353)	$(78)
From net realized gain on investments	(1,695)	(1,554)	(118)	(2,971)	(1,284)	—	(5,791)	(30,974)	(2,136)	(556)

Total Dividends and Distributions	$(1,860)	$(1,646)	$(122)	$(3,204)	$(1,284)	$—	$(6,257)	$(37,815)	$(2,489)	$(634)

See accompanying notes.

Statement of Changes in Net Assets
Principal Investors Fund, Inc.
 (unaudited)

	Partners LargeCap Blend Fund I
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$5,861	$7,347
Net realized gain (loss) from investment transactions and foreign currency transactions	(31,341)	27,971
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(77,741)	40,751

Net Increase (Decrease) in Net Assets Resulting from Operations	(103,221)	76,069

Dividends and Distributions to Shareholders
From net investment income	(9,106)	(1,893)
From net realized gain on investments	(24,506)	—

Total Dividends and Distributions	(33,612)	(1,893)

Capital Share Transactions
Net increase (decrease) in capital share transactions	142,861	516,670
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	6,028	590,847

Net Assets
Beginning of period	906,319	315,472

End of period (including undistributed net investment income as set forth below)	$912,347	$906,319

Undistributed (overdistributed) net investment income (operating loss)	$3,216	$6,461

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$716	$570	$203	$5,117	$359	$224	$2,374	$129,469	$770	$440
Reinvested	122	125	31	4,366	357	28	1,755	26,411	216	131
Redeemed	(841)	(604)	(58)	(11,130)	(2,500)	(237)	(5,245)	(7,557)	(1,101)	(1,650)

Net Increase (Decrease)	$(3)	$91	$176	$(1,647)	$(1,784)	$15	$(1,116)	$148,323	$(115)	$(1,079)

Shares:
Sold	80	62	22	557	39	24	263	14,023	84	49
Reinvested	12	13	3	447	37	3	181	2,710	22	13
Redeemed	(93)	(67)	(6)	(1,213)	(280)	(26)	(575)	(838)	(116)	(172)

Net Increase (Decrease)	(1)	8	19	(209)	(204)	1	(131)	15,895	(10)	(110)

Year Ended October 31, 2007
Dollars:
Sold	$1,287	$1,161	$457	$14,310	$1,268	$959	$9,874	$530,391	$3,444	$2,420
Reinvested	6	—	—	97	—	—	20	1,736	23	8
Redeemed	(1,564)	(1,772)	(188)	(23,755)	(6,938)	(29)	(8,196)	(6,044)	(1,304)	(1,001)

Net Increase (Decrease)	$(271)	$(611)	$269	$(9,348)	$(5,670)	$930	$1,698	$526,083	$2,163	$1,427

Shares:
Sold	130	119	45	1,420	128	95	993	53,608	338	241
Reinvested	1	—	—	10	—	—	2	178	2	1
Redeemed	(156)	(179)	(19)	(2,357)	(696)	(3)	(819)	(608)	(128)	(99)

Net Increase (Decrease)	(25)	(60)	26	(927)	(568)	92	176	53,178	212	143

Distributions:
Period Ended April 30, 2008
From net investment income	$(22)	$(16)	$(3)	$(682)	$—	$—	$(299)	$(8,001)	$(54)	$(29)
From net realized gain on investments	(100)	(109)	(28)	(3,753)	(358)	(28)	(1,456)	(18,410)	(162)	(102)

Total Dividends and Distributions	$(122)	$(125)	$(31)	$(4,435)	$(358)	$(28)	$(1,755)	$(26,411)	$(216)	$(131)

Year Ended October 31, 2007
From net investment income	$(6)	$—	$—	$(99)	$—	$—	$(21)	$(1,736)	$(23)	$(8)

Total Dividends and Distributions	$(6)	$—	$—	$(99)	$—	$—	$(21)	$(1,736)	$(23)	$(8)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners LargeCap Growth Fund I
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(770)	$2,584
Net realized gain (loss) from investment transactions and foreign currency transactions	(17,301)	83,419
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(200,572)	198,841

Net Increase (Decrease) in Net Assets Resulting from Operations	(218,643)	284,844

Dividends and Distributions to Shareholders
From net investment income	(1,304)	(5,217)
From net realized gain on investments	(79,454)	(54,217)

Total Dividends and Distributions	(80,758)	(59,434)

Capital Share Transactions
Net increase (decrease) in capital share transactions	199,248	544,115
Redemption fees — Class A	—	1
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(100,152)	769,526

Net Assets
Beginning of period	1,876,243	1,106,717

End of period (including undistributed net investment income as set forth below)	$1,776,091	$1,876,243

Undistributed (overdistributed) net investment income (operating loss)	$(891)	$1,183

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,558	$699	$337	$3,419	$544	$261	$4,667	$186,366	$4,143	$1,509
Reinvested	1,069	782	67	2,308	530	29	2,364	71,822	1,478	268
Redeemed	(4,071)	(1,931)	(219)	(5,338)	(1,936)	(194)	(5,237)	(59,196)	(6,059)	(791)

Net Increase (Decrease)	$(1,444)	$(450)	$185	$389	$(862)	$96	$1,794	$198,992	$(438)	$986

Shares:
Sold	198	88	43	429	69	32	618	22,881	516	201
Reinvested	126	95	8	271	64	3	296	8,295	173	32
Redeemed	(508)	(250)	(27)	(678)	(253)	(24)	(702)	(7,365)	(776)	(103)

Net Increase (Decrease)	(184)	(67)	24	22	(120)	11	212	23,811	(87)	130

Year Ended October 31, 2007
Dollars:
Sold	$5,244	$2,349	$531	$9,682	$1,337	$668	$14,339	$579,235	$10,367	$2,683
Reinvested	1,275	800	42	2,146	604	—	1,827	51,267	1,273	170
Redeemed	(12,217)	(6,034)	(90)	(12,041)	(4,564)	(67)	(7,882)	(88,241)	(9,504)	(1,084)

Net Increase (Decrease)	$(5,698)	$(2,885)	$483	$(213)	$(2,623)	$601	$8,284	$542,261	$2,136	$1,769

Shares:
Sold	609	274	62	1,125	158	76	1,772	67,288	1,184	323
Reinvested	156	101	5	261	74	—	237	6,165	155	21
Redeemed	(1,448)	(729)	(11)	(1,394)	(539)	(7)	(968)	(10,346)	(1,112)	(127)

Net Increase (Decrease)	(683)	(354)	56	(8)	(307)	69	1,041	63,107	227	217

Distributions:
Period Ended April 30, 2008
From net investment income	$—	$—	$—	$—	$—	$—	$—	$(1,304)	$—	$—
From net realized gain on investments	(1,069)	(782)	(67)	(2,342)	(536)	(29)	(2,365)	(70,518)	(1,478)	(268)

Total Dividends and Distributions	$(1,069)	$(782)	$(67)	$(2,342)	$(536)	$(29)	$(2,365)	$(71,822)	$(1,478)	$(268)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$—	$—	$—	$—	$(5,157)	$(56)	$(4)
From net realized gain on investments	$(1,275)	$(800)	$(42)	$(2,171)	$(607)	—	$(1,828)	(46,110)	(1,218)	(166)

Total Dividends and Distributions	$(1,275)	$(800)	$(42)	$(2,171)	$(607)	$—	$(1,828)	$(51,267)	$(1,274)	$(170)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners LargeCap Growth Fund II
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$1,388	$958
Net realized gain (loss) from investment transactions and foreign currency transactions	8,679	98,710
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(108,913)	43,200

Net Increase (Decrease) in Net Assets Resulting from Operations	(98,846)	142,868

Dividends and Distributions to Shareholders
From net investment income	—	(814)
From net realized gain on investments	(99,992)	(57,319)

Total Dividends and Distributions	(99,992)	(58,133)

Capital Share Transactions
Net increase (decrease) in capital share transactions	948,797	(68,603)

Total increase (decrease) in net assets	749,959	16,132

Net Assets
Beginning of period	854,794	838,662

End of period (including undistributed net investment income as set forth below)	$1,604,753	$854,794

Undistributed (overdistributed) net investment income (operating loss)	$(224)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,522	$2,118	$268	$679	$164	$3,853	$914,298	$5,078	$1,542
Reinvested	1,016	1,391	161	129	48	3,014	89,749	2,380	2,096
Redeemed	(1,805)	(3,445)	(657)	(335)	(59)	(3,781)	(63,164)	(5,269)	(2,194)

Net Increase (Decrease)	$733	$64	$(228)	$473	$153	$3,086	$940,883	$2,189	$1,444

Shares:
Sold	177	261	32	79	19	487	100,219	613	187
Reinvested	118	164	18	15	5	365	9,972	270	240
Redeemed	(224)	(439)	(82)	(42)	(7)	(481)	(7,737)	(646)	(273)

Net Increase (Decrease)	71	(14)	(32)	52	17	371	102,454	237	154

Year Ended October 31, 2007
Dollars:
Sold	$1,648	$1,238	$1,137	$705	$384	$5,661	$173,492	$8,670	$3,342
Issued in acquisitions	1,541	1,962	348	—	—	10,790	117,492	18	18
Reinvested	691	1,041	35	50	—	1,216	52,155	1,462	1,483
Redeemed	(3,446)	(4,129)	(347)	(233)	(17)	(4,625)	(433,059)	(5,356)	(3,970)

Net Increase (Decrease)	$434	$112	$1,173	$522	$367	$13,042	$(89,920)	$4,794	$873

Shares:
Sold	191	146	124	79	44	674	19,708	963	390
Issued in acquisitions	186	239	41	—	—	1,348	13,671	2	2
Reinvested	85	129	4	6	—	155	6,173	176	180
Redeemed	(408)	(481)	(40)	(27)	(2)	(560)	(50,179)	(601)	(449)

Net Increase (Decrease)	54	33	129	58	42	1,617	(10,627)	540	123

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(1,016)	$(1,391)	$(161)	$(133)	$(48)	$(3,014)	$(89,749)	$(2,382)	$(2,098)

Total Dividends and Distributions	$(1,016)	$(1,391)	$(161)	$(133)	$(48)	$(3,014)	$(89,749)	$(2,382)	$(2,098)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$—	$—	$—	$(814)	$—	$—
From net realized gain on investments	(691)	(1,041)	(35)	(50)	—	(1,216)	(51,341)	(1,462)	(1,483)

Total Dividends and Distributions	$(691)	$(1,041)	$(35)	$(50)	$—	$(1,216)	$(52,155)	$(1,462)	$(1,483)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners LargeCap Value
	Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$27,658	$45,996
Net realized gain (loss) from investment transactions and foreign currency transactions	14,137	161,956
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(396,742)	(4,733)

Net Increase (Decrease) in Net Assets Resulting from Operations	(354,947)	203,219

Dividends and Distributions to Shareholders
From net investment income	(50,200)	(38,660)
From net realized gain on investments	(161,500)	(114,675)

Total Dividends and Distributions	(211,700)	(153,335)

Capital Share Transactions
Net increase (decrease) in capital share transactions	104,035	199,426
Redemption fees — Class A	1	2
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(462,610)	249,312

Net Assets
Beginning of period	2,790,713	2,541,401

End of period (including undistributed net investment income as set forth below)	$2,328,103	$2,790,713

Undistributed (overdistributed) net investment income (operating loss)	$12,673	$35,816

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,930	$1,273	$1,162	$3,542	$410	$473	$8,982	$144,357	$7,112	$11,481
Reinvested	9,759	4,447	629	4,820	1,454	99	9,666	166,612	9,820	4,265
Redeemed	(17,393)	(8,439)	(1,411)	(10,530)	(2,879)	(151)	(15,350)	(196,559)	(22,128)	(15,418)

Net Increase (Decrease)	$(3,704)	$(2,719)	$380	$(2,168)	$(1,015)	$421	$3,298	$114,410	$(5,196)	$328

Shares:
Sold	288	96	86	269	31	35	673	10,874	542	891
Reinvested	676	319	45	341	103	7	692	11,789	695	302
Redeemed	(1,308)	(644)	(108)	(819)	(221)	(11)	(1,189)	(15,084)	(1,663)	(1,143)

Net Increase (Decrease)	(344)	(229)	23	(209)	(87)	31	176	7,579	(426)	50

Year Ended October 31, 2007
Dollars:
Sold	$61,892	$11,120	$4,721	$13,727	$2,651	$1,512	$41,792	$343,775	$37,728	$24,414
Reinvested	5,144	3,444	315	3,528	1,119	—	5,999	124,170	6,955	2,580
Redeemed	(23,675)	(13,930)	(2,309)	(14,351)	(4,322)	(135)	(22,355)	(377,955)	(27,591)	(10,537)

Net Increase (Decrease)	$43,361	$634	$2,727	$2,904	$(552)	$1,377	$25,436	$89,990	$17,092	$16,457

Shares:
Sold	3,845	713	301	872	168	95	2,676	21,773	2,373	1,536
Reinvested	330	228	21	230	73	—	397	8,086	454	169
Redeemed	(1,453)	(895)	(146)	(907)	(273)	(9)	(1,432)	(24,218)	(1,744)	(668)

Net Increase (Decrease)	2,722	46	176	195	(32)	86	1,641	5,641	1,083	1,037

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,871)	$(780)	$(102)	$(901)	$(139)	$(9)	$(1,835)	$(41,624)	$(2,191)	$(748)
From net realized gain on investments	(7,888)	(3,667)	(527)	(4,015)	(1,335)	(90)	(7,841)	(124,991)	(7,629)	(3,517)

Total Dividends and Distributions	$(9,759)	$(4,447)	$(629)	$(4,916)	$(1,474)	$(99)	$(9,676)	$(166,615)	$(9,820)	$(4,265)

Year Ended October 31, 2007
From net investment income	$(985)	$(552)	$(44)	$(631)	$(65)	$—	$(1,026)	$(33,163)	$(1,636)	$(558)
From net realized gain on investments	(4,160)	(2,892)	(271)	(2,966)	(1,063)	—	(4,975)	(91,007)	(5,319)	(2,022)

Total Dividends and Distributions	$(5,145)	$(3,444)	$(315)	$(3,597)	$(1,128)	$—	$(6,001)	$(124,170)	$(6,955)	$(2,580)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners LargeCap Value Fund I
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$8,272	$11,678
Net realized gain (loss) from investment transactions and foreign currency transactions	27,132	23,159
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(150,779)	61,495

Net Increase (Decrease) in Net Assets Resulting from Operations	(115,375)	96,332

Dividends and Distributions to Shareholders
From net investment income	(13,500)	(6,190)
From net realized gain on investments	(23,389)	(13,460)

Total Dividends and Distributions	(36,889)	(19,650)

Capital Share Transactions
Net increase (decrease) in capital share transactions	298,442	370,768

Total increase (decrease) in net assets	146,178	447,450

Net Assets
Beginning of period	1,034,838	587,388

End of period (including undistributed net investment income as set forth below)	$1,181,016	$1,034,838

Undistributed (overdistributed) net investment income (operating loss)	$4,755	$9,983

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,776	$1,421	$500	$272,022	$878	$383
Reinvested	217	200	147	35,928	315	81
Redeemed	(1,067)	(550)	(331)	(12,286)	(835)	(357)

Net Increase (Decrease)	$926	$1,071	$316	$295,664	$358	$107

Shares:
Sold	138	108	40	21,732	65	30
Reinvested	16	14	9	2,581	21	6
Redeemed	(84)	(42)	(25)	(949)	(64)	(28)

Net Increase (Decrease)	70	80	24	23,364	22	8

Year Ended October 31, 2007
Dollars:
Sold	$2,137	$1,685	$2,035	$386,685	$6,491	$1,970
Reinvested	132	125	102	19,035	221	34
Redeemed	(1,151)	(931)	(1,738)	(40,292)	(4,865)	(907)

Net Increase (Decrease)	$1,118	$879	$399	$365,428	$1,847	$1,097

Shares:
Sold	149	118	141	27,268	446	140
Reinvested	10	9	8	1,373	16	2
Redeemed	(80)	(65)	(122)	(2,817)	(326)	(63)

Net Increase (Decrease)	79	62	27	25,824	136	79

Distributions:
Period Ended April 30, 2008
From net investment income	$(55)	$(41)	$(25)	$(13,255)	$(100)	$(24)
From net realized gain on investments	(162)	(160)	(122)	(22,673)	(215)	(57)

Total Dividends and Distributions	$(217)	$(201)	$(147)	$(35,928)	$(315)	$(81)

Year Ended October 31, 2007
From net investment income	$(20)	$(9)	$(2)	$(6,098)	$(54)	$(7)
From net realized gain on investments	(112)	(116)	(101)	(12,937)	(167)	(27)

Total Dividends and Distributions	$(132)	$(125)	$(103)	$(19,035)	$(221)	$(34)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners LargeCap Value Fund II
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$1,976	$4,368
Net realized gain (loss) from investment transactions and foreign currency transactions	6,866	13,702
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(35,498)	5,968

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,656)	24,038

Dividends and Distributions to Shareholders
From net investment income	(4,302)	(3,830)
From net realized gain on investments	(13,951)	(3,526)

Total Dividends and Distributions	(18,253)	(7,356)

Capital Share Transactions
Net increase (decrease) in capital share transactions	181	(23,715)

Total increase (decrease) in net assets	(44,728)	(7,033)

Net Assets
Beginning of period	240,428	247,461

End of period (including undistributed net investment income as set forth below)	$195,700	$240,428

Undistributed (overdistributed) net investment income (operating loss)	$1,150	$3,476

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$187	$72	$290	$3,605	$248	$38
Reinvested	191	22	12	17,819	197	11
Redeemed	(403)	(15)	(25)	(21,720)	(347)	(1)

Net Increase (Decrease)	$(25)	$79	$277	$(296)	$98	$48

Shares:
Sold	18	7	29	350	24	4
Reinvested	17	2	1	1,586	16	1
Redeemed	(37)	(2)	(2)	(2,047)	(33)	—

Net Increase (Decrease)	(2)	7	28	(111)	7	5

Year Ended October 31, 2007
Dollars:
Sold	$1,010	$184	$75	$12,220	$4,228	$135
Reinvested	54	15	3	7,214	69	—
Redeemed	(473)	(575)	(74)	(43,381)	(4,418)	(1)

Net Increase (Decrease)	$591	$(376)	$4	$(23,947)	$(121)	$134

Shares:
Sold	85	15	6	1,007	336	11
Reinvested	4	1	—	608	6	—
Redeemed	(39)	(47)	(6)	(3,539)	(349)	—

Net Increase (Decrease)	50	(31)	—	(1,924)	(7)	11

Distributions:
Period Ended April 30, 2008
From net investment income	$(33)	$(4)	$(2)	$(4,220)	$(41)	$(2)
From net realized gain on investments	(159)	(18)	(10)	(13,599)	(156)	(9)

Total Dividends and Distributions	$(192)	$(22)	$(12)	$(17,819)	$(197)	$(11)

Year Ended October 31, 2007
From net investment income	$(24)	$(5)	$(1)	$(3,767)	$(33)	$—
From net realized gain on investments	(30)	(10)	(2)	(3,447)	(37)	—

Total Dividends and Distributions	$(54)	$(15)	$(3)	$(7,214)	$(70)	$—

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners MidCap Growth Fund
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(1,569)	$(3,474)
Net realized gain (loss) from investment transactions and foreign currency transactions	(4,938)	53,603
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(62,019)	110,075

Net Increase (Decrease) in Net Assets Resulting from Operations	(68,526)	160,204

Dividends and Distributions to Shareholders
From net realized gain on investments	(47,901)	(14,443)

Total Dividends and Distributions	(47,901)	(14,443)

Capital Share Transactions
Net increase (decrease) in capital share transactions	199,450	102,385
Redemption fees — Class A	2	1

Total increase (decrease) in net assets	83,025	248,147

Net Assets
Beginning of period	725,264	477,117

End of period (including undistributed net investment income as set forth below)	$808,289	$725,264

Undistributed (overdistributed) net investment income (operating loss)	$(1,569)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$5,282	$1,537	$536	$6,596	$1,054	$1,044	$4,161	$174,426	$7,156	$2,952
Reinvested	2,151	952	70	2,594	818	103	2,590	35,472	1,347	1,730
Redeemed	(2,531)	(2,031)	(70)	(5,288)	(2,288)	(490)	(4,112)	(29,680)	(5,187)	(1,444)

Net Increase (Decrease)	$4,902	$458	$536	$3,902	$(416)	$657	$2,639	$180,218	$3,316	$3,238

Shares:
Sold	487	147	52	625	103	98	419	17,108	672	273
Reinvested	190	86	7	236	76	9	246	3,158	117	153
Redeemed	(248)	(198)	(7)	(528)	(233)	(50)	(422)	(2,996)	(509)	(140)

Net Increase (Decrease)	429	35	52	333	(54)	57	243	17,270	280	286

Year Ended October 31, 2007
Dollars:
Sold	$7,980	$4,050	$416	$10,453	$2,219	$980	$7,977	$162,050	$10,091	$9,110
Reinvested	830	354	17	809	308	—	858	9,967	775	509
Redeemed	(12,532)	(4,408)	(250)	(7,614)	(2,752)	(23)	(5,947)	(65,325)	(23,121)	(5,396)

Net Increase (Decrease)	$(3,722)	$(4)	$183	$3,648	$(225)	$957	$2,888	$106,692	$(12,255)	$4,223

Shares:
Sold	746	384	40	988	209	91	779	15,532	908	855
Reinvested	83	37	2	83	32	—	93	1,017	77	51
Redeemed	(1,186)	(425)	(25)	(738)	(269)	(2)	(604)	(6,510)	(2,111)	(516)

Net Increase (Decrease)	(357)	(4)	17	333	(28)	89	268	10,039	(1,126)	390

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(2,151)	$(952)	$(70)	$(2,644)	$(840)	$(105)	$(2,590)	$(35,472)	$(1,347)	$(1,730)

Total Dividends and Distributions	$(2,151)	$(952)	$(70)	$(2,644)	$(840)	$(105)	$(2,590)	$(35,472)	$(1,347)	$(1,730)

Year Ended October 31, 2007
From net realized gain on investments	$(830)	$(354)	$(17)	$(822)	$(311)	$—	$(858)	$(9,967)	$(775)	$(509)

Total Dividends and Distributions	$(830)	$(354)	$(17)	$(822)	$(311)	$—	$(858)	$(9,967)	$(775)	$(509)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners MidCap Growth Fund I
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(190)	$(2)
Net realized gain (loss) from investment transactions and foreign currency transactions	(7,407)	35,378
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(18,727)	11,344

Net Increase (Decrease) in Net Assets Resulting from Operations	(26,324)	46,720

Dividends and Distributions to Shareholders
From net realized gain on investments	(35,454)	(31,579)

Total Dividends and Distributions	(35,454)	(31,579)

Capital Share Transactions
Net increase (decrease) in capital share transactions	30,400	59,194

Total increase (decrease) in net assets	(31,378)	74,335

Net Assets
Beginning of period	332,141	257,806

End of period (including undistributed net investment income as set forth below)	$300,763	$332,141

Undistributed (overdistributed) net investment income (operating loss)	$(144)	$46

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$3,417	$481	$743	$615	$71	$11,187	$3,553	$3,157
Reinvested	421	404	129	379	38	33,113	585	377
Redeemed	(1,538)	(488)	(143)	(866)	(35)	(21,137)	(2,928)	(1,135)

Net Increase (Decrease)	$2,300	$397	$729	$128	$74	$23,163	$1,210	$2,399

Shares:
Sold	318	44	70	57	7	947	328	298
Reinvested	37	36	12	33	3	2,835	51	33
Redeemed	(146)	(47)	(13)	(85)	(3)	(1,954)	(282)	(107)

Net Increase (Decrease)	209	33	69	5	7	1,828	97	224

Year Ended October 31, 2007
Dollars:
Sold	$2,899	$2,435	$875	$3,213	$320	$44,338	$3,789	$2,733
Reinvested	341	203	30	235	—	30,489	148	132
Redeemed	(2,461)	(836)	(79)	(1,773)	(5)	(27,031)	(380)	(421)

Net Increase (Decrease)	$779	$1,802	$826	$1,675	$315	$47,796	$3,557	$2,444

Shares:
Sold	230	197	70	259	26	3,492	288	212
Reinvested	29	18	3	20	—	2,577	12	11
Redeemed	(210)	(68)	(6)	(142)	(1)	(2,179)	(30)	(33)

Net Increase (Decrease)	49	147	67	137	25	3,890	270	190

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(421)	$(404)	$(129)	$(387)	$(38)	$(33,113)	$(585)	$(377)

Total Dividends and Distributions	$(421)	$(404)	$(129)	$(387)	$(38)	$(33,113)	$(585)	$(377)

Year Ended October 31, 2007
From net realized gain on investments	$(341)	$(204)	$(30)	$(235)	$—	$(30,489)	$(148)	$(132)

Total Dividends and Distributions	$(341)	$(204)	$(30)	$(235)	$—	$(30,489)	$(148)	$(132)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Partners MidCap Growth Fund II
	Period Ended	Year Ended
Amounts in thousands	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(919)	$(2,153)
Net realized gain (loss) from investment transactions and foreign currency transactions	(27,570)	47,369
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(44,399)	16,781

Net Increase (Decrease) in Net Assets Resulting from Operations	(72,888)	61,997

Dividends and Distributions to Shareholders
From net realized gain on investments	(46,688)	(56,276)

Total Dividends and Distributions	(46,688)	(56,276)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(51,776)	6,794

Total increase (decrease) in net assets	(171,352)	12,515

Net Assets
Beginning of period	577,354	564,839

End of period (including undistributed net investment income as set forth below)	$406,002	$577,354

Undistributed (overdistributed) net investment income (operating loss)	$(919)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$482	$169	$236	$2,741	$2,515	$626
Reinvested	944	223	265	43,624	725	906
Redeemed	(950)	(351)	(571)	(98,256)	(4,146)	(958)

Net Increase (Decrease)	$476	$41	$(70)	$(51,891)	$(906)	$574

Shares:
Sold	51	18	25	264	273	64
Reinvested	91	22	26	4,108	69	87
Redeemed	(98)	(38)	(62)	(10,047)	(448)	(97)

Net Increase (Decrease)	44	2	(11)	(5,675)	(106)	54

Year Ended October 31, 2007
Dollars:
Sold	$4,436	$1,367	$1,582	$22,315	$5,052	$6,069
Reinvested	949	196	217	53,591	519	803
Redeemed	(4,026)	(627)	(616)	(79,865)	(2,146)	(3,022)

Net Increase (Decrease)	$1,359	$936	$1,183	$(3,959)	$3,425	$3,850

Shares:
Sold	391	119	137	1,943	434	525
Reinvested	84	17	19	4,672	46	71
Redeemed	(348)	(56)	(55)	(6,860)	(185)	(265)

Net Increase (Decrease)	127	80	101	(245)	295	331

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(944)	$(223)	$(265)	$(43,625)	$(725)	$(906)

Total Dividends and Distributions	$(944)	$(223)	$(265)	$(43,625)	$(725)	$(906)

Year Ended October 31, 2007
From net realized gain on investments	$(949)	$(196)	$(217)	$(53,591)	$(520)	$(803)

Total Dividends and Distributions	$(949)	$(196)	$(217)	$(53,591)	$(520)	$(803)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners MidCap Value Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$2,285	$4,920
Net realized gain (loss) from investment transactions and foreign currency transactions	(41,525)	69,564
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(41,728)	(15,888)

Net Increase (Decrease) in Net Assets Resulting from Operations	(80,968)	58,596

Dividends and Distributions to Shareholders
From net investment income	(4,560)	(4,130)
From net realized gain on investments	(70,206)	(54,948)

Total Dividends and Distributions	(74,766)	(59,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(294)	49,804
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	(156,028)	49,323

Net Assets
Beginning of period	719,950	670,627

End of period (including undistributed net investment income as set forth below)	$563,922	$719,950

Undistributed (overdistributed) net investment income (operating loss)	$943	$3,218

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,081	$673	$192	$1,523	$161	$378	$3,659	$27,730	$5,190	$1,727
Reinvested	3,590	2,475	195	1,188	207	142	10,528	51,248	2,721	2,422
Redeemed	(5,524)	(3,398)	(408)	(2,464)	(397)	(279)	(11,633)	(80,677)	(10,491)	(3,053)

Net Increase (Decrease)	$147	$(250)	$(21)	$247	$(29)	$241	$2,554	$(1,699)	$(2,580)	$1,096

Shares:
Sold	166	54	16	120	13	29	297	2,181	422	139
Reinvested	264	187	14	86	14	10	807	3,693	199	178
Redeemed	(436)	(274)	(32)	(192)	(32)	(22)	(955)	(6,241)	(815)	(242)

Net Increase (Decrease)	(6)	(33)	(2)	14	(5)	17	149	(367)	(194)	75

Year Ended October 31, 2007
Dollars:
Sold	$10,158	$4,364	$1,120	$7,167	$1,109	$1,443	$15,676	$91,486	$17,204	$10,219
Reinvested	2,624	2,005	112	779	112	—	8,158	41,525	2,069	1,668
Redeemed	(9,027)	(6,140)	(619)	(4,871)	(424)	(123)	(19,997)	(108,891)	(14,044)	(5,058)

Net Increase (Decrease)	$3,755	$229	$613	$3,075	$797	$1,320	$3,837	$24,120	$5,229	$6,829

Shares:
Sold	643	283	69	449	70	91	1,025	5,758	1,060	647
Reinvested	171	134	7	50	7	—	554	2,660	134	109
Redeemed	(569)	(399)	(39)	(306)	(27)	(8)	(1,317)	(6,799)	(874)	(321)

Net Increase (Decrease)	245	18	37	193	50	83	262	1,619	320	435

Distributions:
Period Ended April 30, 2008
From net investment income	$(99)	$(35)	$—	$(17)	$—	$—	$(310)	$(3,852)	$(140)	$(107)
From net realized gain on investments	(3,491)	(2,441)	(195)	(1,200)	(210)	(143)	(10,230)	(47,400)	(2,581)	(2,315)

Total Dividends and Distributions	$(3,590)	$(2,476)	$(195)	$(1,217)	$(210)	$(143)	$(10,540)	$(51,252)	$(2,721)	$(2,422)

Year Ended October 31, 2007
From net investment income	$(55)	$—	$—	$—	$—	$—	$—	$(3,873)	$(126)	$(76)
From net realized gain on investments	(2,569)	(2,005)	(112)	(795)	(112)	—	(8,166)	(37,654)	(1,943)	(1,592)

Total Dividends and Distributions	$(2,624)	$(2,005)	$(112)	$(795)	$(112)	$—	$(8,166)	$(41,527)	$(2,069)	$(1,668)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners MidCap Value Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$4,390	$7,248
Net realized gain (loss) from investment transactions and foreign currency transactions	(25,343)	102,607
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(39,290)	(22,178)

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,243)	87,677

Dividends and Distributions to Shareholders
From net investment income	(7,203)	(5,124)
From net realized gain on investments	(104,384)	(37,639)

Total Dividends and Distributions	(111,587)	(42,763)

Capital Share Transactions
Net increase (decrease) in capital share transactions	94,192	188,580

Total increase (decrease) in net assets	(77,638)	233,494

Net Assets
Beginning of period	995,744	762,250

End of period (including undistributed net investment income as set forth below)	$918,106	$995,744

Undistributed (overdistributed) net investment income (operating loss)	$2,422	$5,386

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$4,599	$1,350	$828	$51,799	$7,186	$3,778
Reinvested	2,108	686	432	105,591	1,822	948
Redeemed	(3,224)	(929)	(692)	(71,213)	(9,453)	(1,424)

Net Increase (Decrease)	$3,483	$1,107	$568	$86,177	$(445)	$3,302

Shares:
Sold	361	112	69	4,196	582	313
Reinvested	164	54	34	8,148	141	74
Redeemed	(265)	(76)	(57)	(5,682)	(782)	(116)

Net Increase (Decrease)	260	90	46	6,662	(59)	271

Year Ended October 31, 2007
Dollars:
Sold	$8,059	$3,765	$2,391	$218,286	$13,500	$4,816
Reinvested	556	212	116	41,077	544	258
Redeemed	(2,069)	(1,803)	(798)	(90,026)	(8,727)	(1,577)

Net Increase (Decrease)	$6,546	$2,174	$1,709	$169,337	$5,317	$3,497

Shares:
Sold	545	255	163	14,936	897	326
Reinvested	39	15	8	2,893	38	18
Redeemed	(142)	(124)	(55)	(6,156)	(574)	(106)

Net Increase (Decrease)	442	146	116	11,673	361	238

Distributions:
Period Ended April 30, 2008
From net investment income	$(46)	$(4)	$—	$(7,031)	$(87)	$(35)
From net realized gain on investments	(2,062)	(682)	(432)	(98,560)	(1,735)	(913)

Total Dividends and Distributions	$(2,108)	$(686)	$(432)	$(105,591)	$(1,822)	$(948)

Year Ended October 31, 2007
From net investment income	$(5)	$—	$—	$(5,065)	$(41)	$(13)
From net realized gain on investments	(551)	(212)	(116)	(36,012)	(503)	(245)

Total Dividends and Distributions	$(556)	$(212)	$(116)	$(41,077)	$(544)	$(258)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Blend Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(12)	$(68)
Net realized gain (loss) from investment transactions and foreign currency transactions	(8,087)	21,756
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(14,399)	(3,004)

Net Increase (Decrease) in Net Assets Resulting from Operations	(22,498)	18,684

Dividends and Distributions to Shareholders
From net investment income	—	(102)
From net realized gain on investments	(21,766)	(21,838)

Total Dividends and Distributions	(21,766)	(21,940)

Capital Share Transactions
Net increase (decrease) in capital share transactions	3,244	(46,722)

Total increase (decrease) in net assets	(41,020)	(49,978)

Net Assets
Beginning of period	176,902	226,880

End of period (including undistributed net investment income as set forth below)	$135,882	$176,902

Undistributed (overdistributed) net investment income (operating loss)	$(12)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$702	$497	$139	$1,201	$30	$62
Reinvested	463	116	27	20,999	39	122
Redeemed	(436)	(157)	(31)	(19,981)	(64)	(484)

Net Increase (Decrease)	$729	$456	$135	$2,219	$5	$(300)

Shares:
Sold	56	41	12	97	2	5
Reinvested	35	9	2	1,525	3	9
Redeemed	(36)	(13)	(3)	(1,531)	(4)	(40)

Net Increase (Decrease)	55	37	11	91	1	(26)

Year Ended October 31, 2007
Dollars:
Sold	$652	$301	$168	$5,097	$313	$214
Reinvested	367	131	17	21,288	35	101
Redeemed	(1,089)	(806)	(129)	(72,709)	(316)	(357)

Net Increase (Decrease)	$(70)	$(374)	$56	$(46,324)	$32	$(42)

Shares:
Sold	41	19	10	307	19	13
Reinvested	24	9	1	1,343	2	6
Redeemed	(68)	(51)	(8)	(4,409)	(19)	(22)

Net Increase (Decrease)	(3)	(23)	3	(2,759)	2	(3)

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(463)	$(116)	$(27)	$(20,999)	$(39)	$(122)

Total Dividends and Distributions	$(463)	$(116)	$(27)	$(20,999)	$(39)	$(122)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$(102)	$—	$—
From net realized gain on investments	(367)	(131)	(17)	(21,187)	(35)	(101)

Total Dividends and Distributions	$(367)	$(131)	$(17)	$(21,289)	$(35)	$(101)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Growth Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(481)	$(1,109)
Net realized gain (loss) from investment transactions and foreign currency transactions	(1,477)	16,083
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(35,100)	24,329

Net Increase (Decrease) in Net Assets Resulting from Operations	(37,058)	39,303

Dividends and Distributions to Shareholders
From net realized gain on investments	(15,192)	(5,078)

Total Dividends and Distributions	(15,192)	(5,078)

Capital Share Transactions
Net increase (decrease) in capital share transactions	19,076	52,821

Total increase (decrease) in net assets	(33,174)	87,046

Net Assets
Beginning of period	201,154	114,108

End of period (including undistributed net investment income as set forth below)	$167,980	$201,154

Undistributed (overdistributed) net investment income (operating loss)	$(481)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$609	$667	$168	$1,665	$27,645	$1,416	$1,300
Reinvested	254	159	15	1,007	12,992	695	70
Redeemed	(1,378)	(233)	(35)	(1,387)	(22,564)	(3,425)	(564)

Net Increase (Decrease)	$(515)	$593	$148	$1,285	$18,073	$(1,314)	$806

Shares:
Sold	69	78	19	194	2,984	144	150
Reinvested	26	16	1	108	1,264	69	7
Redeemed	(162)	(26)	(4)	(164)	(2,583)	(391)	(67)

Net Increase (Decrease)	(67)	68	16	138	1,665	(178)	90

Year Ended October 31, 2007
Dollars:
Sold	$2,195	$1,204	$173	$2,354	$69,100	$4,369	$493
Reinvested	111	56	2	432	4,234	224	19
Redeemed	(2,086)	(445)	(50)	(2,133)	(24,564)	(2,657)	(210)

Net Increase (Decrease)	$220	$815	$125	$653	$48,770	$1,936	$302

Shares:
Sold	215	121	18	243	6,731	419	50
Reinvested	12	6	—	48	438	23	2
Redeemed	(215)	(43)	(5)	(224)	(2,463)	(258)	(21)

Net Increase (Decrease)	12	84	13	67	4,706	184	31

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(254)	$(159)	$(15)	$(1,007)	$(12,992)	$(695)	$(70)

Total Dividends and Distributions	$(254)	$(159)	$(15)	$(1,007)	$(12,992)	$(695)	$(70)

Year Ended October 31, 2007
From net realized gain on investments	$(111)	$(56)	$(2)	$(432)	$(4,234)	$(224)	$(19)

Total Dividends and Distributions	$(111)	$(56)	$(2)	$(432)	$(4,234)	$(224)	$(19)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Growth Fund II
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(2,149)	$(4,435)
Net realized gain (loss) from investment transactions and foreign currency transactions	(19,569)	42,821
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(101,563)	66,518

Net Increase (Decrease) in Net Assets Resulting from Operations	(123,281)	104,904

Dividends and Distributions to Shareholders
From net realized gain on investments	(37,471)	(46,563)

Total Dividends and Distributions	(37,471)	(46,563)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(5,378)	29,916
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	(166,130)	88,258

Net Assets
Beginning of period	717,788	629,530

End of period (including undistributed net investment income as set forth below)	$551,658	$717,788

Undistributed (overdistributed) net investment income (operating loss)	$(2,149)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,407	$816	$394	$1,399	$179	$225	$2,724	$16,274	$3,184	$1,615
Reinvested	982	837	108	1,024	416	30	1,605	29,724	2,186	543
Redeemed	(2,802)	(2,326)	(341)	(1,889)	(771)	(103)	(2,669)	(53,591)	(5,797)	(1,761)

Net Increase (Decrease)	$587	$(673)	$161	$534	$(176)	$152	$1,660	$(7,593)	$(427)	$397

Shares:
Sold	293	101	47	172	22	27	357	1,863	384	199
Reinvested	112	98	12	114	47	3	197	3,238	243	61
Redeemed	(355)	(294)	(42)	(235)	(97)	(13)	(353)	(6,521)	(730)	(213)

Net Increase (Decrease)	50	(95)	17	51	(28)	17	201	(1,420)	(103)	47

Year Ended October 31, 2007
Dollars:
Sold	$4,814	$3,510	$1,247	$4,641	$817	$496	$9,711	$46,586	$15,972	$6,000
Reinvested	1,172	1,037	68	1,214	556	—	1,535	38,429	2,125	413
Redeemed	(4,739)	(3,528)	(254)	(4,103)	(1,471)	(17)	(4,194)	(79,978)	(9,206)	(2,937)

Net Increase (Decrease)	$1,247	$1,019	$1,061	$1,752	$(98)	$479	$7,052	$5,037	$8,891	$3,476

Shares:
Sold	521	384	130	490	88	52	1,126	4,783	1,709	649
Reinvested	132	119	7	133	62	—	184	4,163	234	46
Redeemed	(517)	(390)	(27)	(436)	(158)	(2)	(483)	(8,379)	(986)	(311)

Net Increase (Decrease)	136	113	110	187	(8)	50	827	567	957	384

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(982)	$(837)	$(108)	$(1,034)	$(420)	$(30)	$(1,606)	$(29,724)	$(2,187)	$(543)

Total Dividends and Distributions	$(982)	$(837)	$(108)	$(1,034)	$(420)	$(30)	$(1,606)	$(29,724)	$(2,187)	$(543)

Year Ended October 31, 2007 From net realized gain on investments	$(1,172)	$(1,038)	$(68)	$(1,223)	$(560)	$—	$(1,535)	$(38,429)	$(2,125)	$(413)

Total Dividends and Distributions	$(1,172)	$(1,038)	$(68)	$(1,223)	$(560)	$—	$(1,535)	$(38,429)	$(2,125)	$(413)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Growth Fund III
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(527)	$(1,975)
Net realized gain (loss) from investment transactions and foreign currency transactions	(17,949)	27,502
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(54,555)	21,688

Net Increase (Decrease) in Net Assets Resulting from Operations	(73,031)	47,215

Dividends and Distributions to Shareholders
From net realized gain on investments	(27,550)	(23,199)

Total Dividends and Distributions	(27,550)	(23,199)

Capital Share Transactions
Net increase (decrease) in capital share transactions	49,184	100,552

Total increase (decrease) in net assets	(51,397)	124,568

Net Assets
Beginning of period	362,697	238,129

End of period (including undistributed net investment income as set forth below)	$311,300	$362,697

Undistributed (overdistributed) net investment income (operating loss)	$(452)	$75

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$732	$86	$110	$37,856	$446	$361
Reinvested	132	69	63	26,835	403	48
Redeemed	(366)	(52)	(93)	(14,862)	(2,440)	(144)

Net Increase (Decrease)	$498	$103	$80	$49,829	$(1,591)	$265

Shares:
Sold	70	9	12	3,525	40	36
Reinvested	12	6	6	2,323	35	4
Redeemed	(35)	(5)	(10)	(1,438)	(246)	(13)

Net Increase (Decrease)	47	10	8	4,410	(171)	27

Year Ended October 31, 2007
Dollars:
Sold	$978	$317	$175	$99,529	$3,047	$443
Reinvested	78	78	71	22,706	232	33
Redeemed	(269)	(299)	(237)	(25,539)	(616)	(176)

Net Increase (Decrease)	$787	$96	$9	$96,696	$2,663	$300

Shares:
Sold	78	26	14	8,024	245	35
Reinvested	7	7	6	1,892	20	3
Redeemed	(23)	(25)	(20)	(2,089)	(51)	(14)

Net Increase (Decrease)	62	8	—	7,827	214	24

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(132)	$(69)	$(63)	$(26,835)	$(403)	$(48)

Total Dividends and Distributions	$(132)	$(69)	$(63)	$(26,835)	$(403)	$(48)

Year Ended October 31, 2007
From net realized gain on investments	$(78)	$(78)	$(71)	$(22,706)	$(232)	$(34)

Total Dividends and Distributions	$(78)	$(78)	$(71)	$(22,706)	$(232)	$(34)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Value Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$128	$232
Net realized gain (loss) from investment transactions and foreign currency transactions	4,211	44,704
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(25,821)	(30,102)

Net Increase (Decrease) in Net Assets Resulting from Operations	(21,482)	14,834

Dividends and Distributions to Shareholders
From net investment income	(229)	—
From net realized gain on investments	(45,335)	(49,447)

Total Dividends and Distributions	(45,564)	(49,447)

Capital Share Transactions
Net increase (decrease) in capital share transactions	24,279	(45,650)

Total increase (decrease) in net assets	(42,767)	(80,263)

Net Assets
Beginning of period	199,643	279,906

End of period (including undistributed net investment income as set forth below)	$156,876	$199,643

Undistributed (overdistributed) net investment income (operating loss)	$131	$232

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$574	$301	$84	$926	$7,683	$3,541	$619
Reinvested	2,159	520	75	3,173	36,497	2,891	242
Redeemed	(1,816)	(390)	(34)	(1,774)	(26,848)	(3,903)	(241)

Net Increase (Decrease)	$917	$431	$125	$2,325	$17,332	$2,529	$620

Shares:
Sold	57	31	8	92	743	352	63
Reinvested	201	49	7	308	3,194	259	22
Redeemed	(178)	(39)	(3)	(183)	(2,402)	(372)	(24)

Net Increase (Decrease)	80	41	12	217	1,535	239	61

Year Ended October 31, 2007
Dollars:
Sold	$3,013	$776	$108	$2,990	$18,402	$3,400	$837
Reinvested	1,569	587	50	2,269	41,550	3,326	94
Redeemed	(2,879)	(1,912)	(71)	(2,641)	(106,374)	(10,366)	(378)

Net Increase (Decrease)	$1,703	$(549)	$87	$2,618	$(46,422)	$(3,640)	$553

Shares:
Sold	193	50	7	197	1,132	212	55
Reinvested	105	40	3	156	2,670	217	6
Redeemed	(186)	(125)	(5)	(174)	(6,542)	(652)	(24)

Net Increase (Decrease)	112	(35)	5	179	(2,740)	(223)	37

Distributions:
Period Ended April 30, 2008
From net investment income	$—	$—	$—	$—	$(229)	$—	$—
From net realized gain on investments	(2,159)	(520)	(75)	(3,180)	(36,268)	(2,891)	(242)

Total Dividends and Distributions	$(2,159)	$(520)	$(75)	$(3,180)	$(36,497)	$(2,891)	$(242)

Year Ended October 31, 2007
From net realized gain on investments	$(1,569)	$(587)	$(50)	$(2,271)	$(41,550)	$(3,326)	$(94)

Total Dividends and Distributions	$(1,569)	$(587)	$(50)	$(2,271)	$(41,550)	$(3,326)	$(94)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Value Fund I
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$2,068	$2,556
Net realized gain (loss) from investment transactions and foreign currency transactions	(17,185)	34,316
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(45,029)	(24,282)

Net Increase (Decrease) in Net Assets Resulting from Operations	(60,146)	12,590

Dividends and Distributions to Shareholders
From net investment income	(3,051)	(1,968)
From net realized gain on investments	(33,659)	(24,411)

Total Dividends and Distributions	(36,710)	(26,379)

Capital Share Transactions
Net increase (decrease) in capital share transactions	52,503	51,989

Total increase (decrease) in net assets	(44,353)	38,200

Net Assets
Beginning of period	464,997	426,797

End of period (including undistributed net investment income as set forth below)	$420,644	$464,997

Undistributed (overdistributed) net investment income (operating loss)	$1,027	$2,010

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,024	$906	$398	$42,246	$3,902	$1,879
Reinvested	1,490	932	221	31,473	1,896	697
Redeemed	(3,950)	(2,005)	(287)	(23,520)	(4,833)	(966)

Net Increase (Decrease)	$(436)	$(167)	$332	$50,199	$965	$1,610

Shares:
Sold	138	62	27	2,854	269	131
Reinvested	95	60	14	1,973	119	44
Redeemed	(271)	(132)	(20)	(1,548)	(316)	(64)

Net Increase (Decrease)	(38)	(10)	21	3,279	72	111

Year Ended October 31, 2007
Dollars:
Sold	$5,739	$3,565	$1,563	$93,596	$15,506	$6,916
Reinvested	1,290	1,083	136	22,400	1,193	276
Redeemed	(9,752)	(10,337)	(1,153)	(67,766)	(9,576)	(2,690)

Net Increase (Decrease)	$(2,723)	$(5,689)	$546	$48,230	$7,123	$4,502

Shares:
Sold	309	193	85	4,981	837	370
Reinvested	70	59	7	1,204	64	15
Redeemed	(528)	(575)	(63)	(3,603)	(514)	(144)

Net Increase (Decrease)	(149)	(323)	29	2,582	387	241

Distributions:
Period Ended April 30, 2008
From net investment income	$(41)	$(9)	$—	$(2,850)	$(117)	$(34)
From net realized gain on investments	(1,449)	(923)	(221)	(28,624)	(1,779)	(663)

Total Dividends and Distributions	$(1,490)	$(932)	$(221)	$(31,474)	$(1,896)	$(697)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$(1,918)	$(46)	$(4)
From net realized gain on investments	(1,290)	(1,083)	(136)	(20,482)	(1,148)	(272)

Total Dividends and Distributions	$(1,290)	$(1,083)	$(136)	$(22,400)	$(1,194)	$(276)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Partners SmallCap Value Fund II
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$820	$999
Net realized gain (loss) from investment transactions and foreign currency transactions	(3,002)	46,369
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(47,898)	(34,522)

Net Increase (Decrease) in Net Assets Resulting from Operations	(50,080)	12,846

Dividends and Distributions to Shareholders
From net investment income	(907)	(2,012)
From net realized gain on investments	(47,256)	(34,889)

Total Dividends and Distributions	(48,163)	(36,901)

Capital Share Transactions
Net increase (decrease) in capital share transactions	7,198	20,919

Total increase (decrease) in net assets	(91,045)	(3,136)

Net Assets
Beginning of period	363,800	366,936

End of period (including undistributed net investment income as set forth below)	$272,755	$363,800

Undistributed (overdistributed) net investment income (operating loss)	$499	$586

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$470	$215	$68	$6,149	$3,643	$632
Reinvested	1,644	219	43	45,541	452	264
Redeemed	(2,481)	(442)	(33)	(47,808)	(935)	(443)

Net Increase (Decrease)	$(367)	$(8)	$78	$3,882	$3,160	$453

Shares:
Sold	47	22	7	604	377	65
Reinvested	158	21	4	4,307	43	25
Redeemed	(246)	(44)	(3)	(4,702)	(90)	(44)

Net Increase (Decrease)	(41)	(1)	8	209	330	46

Year Ended October 31, 2007
Dollars:
Sold	$10,802	$1,415	$234	$53,355	$3,142	$1,569
Reinvested	312	68	13	36,209	114	185
Redeemed	(2,038)	(385)	(38)	(82,572)	(617)	(849)

Net Increase (Decrease)	$9,076	$1,098	$209	$6,992	$2,639	$905

Shares:
Sold	837	107	18	3,951	238	115
Reinvested	24	5	1	2,748	9	14
Redeemed	(151)	(29)	(3)	(6,170)	(46)	(64)

Net Increase (Decrease)	710	83	16	529	201	65

Distributions:
Period Ended April 30, 2008
From net investment income	$—	$—	$—	$(906)	$(1)	$—
From net realized gain on investments	(1,644)	(219)	(43)	(44,635)	(451)	(264)

Total Dividends and Distributions	$(1,644)	$(219)	$(43)	$(45,541)	$(452)	$(264)

Year Ended October 31, 2007
From net investment income	$—	$—	$—	$(2,007)	$(3)	$(2)
From net realized gain on investments	(312)	(68)	(13)	(34,202)	(111)	(183)

Total Dividends and Distributions	$(312)	$(68)	$(13)	$(36,209)	$(114)	$(185)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Preferred Securities Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$35,504	$38,376
Net realized gain (loss) from investment transactions and foreign currency transactions	(2,166)	(4,555)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(41,219)	(36,953)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,881)	(3,132)

Dividends and Distributions to Shareholders
From net investment income	(35,694)	(41,009)

Total Dividends and Distributions	(35,694)	(41,009)

Capital Share Transactions
Net increase (decrease) in capital share transactions	628,102	275,706
Redemption fees — Class A	3	2

Total increase (decrease) in net assets	584,530	231,567

Net Assets
Beginning of period	844,955	613,388

End of period (including undistributed net investment income as set forth below)	$1,429,485	$844,955

Undistributed (overdistributed) net investment income (operating loss)	$463	$721

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$809	$399	$352	$163,925	$72,960	$5,742	$429,496	$436	$2,774
Reinvested	53	19	16	2,002	363	653	29,502	18	71
Redeemed	(485)	(132)	(132)	(26,234)	(2,262)	(4,244)	(47,324)	(210)	(465)

Net Increase (Decrease)	$377	$286	$236	$139,693	$71,061	$2,151	$411,674	$244	$2,380

Shares:
Sold	84	42	36	16,811	7,487	598	45,007	45	283
Reinvested	6	2	2	207	38	68	3,067	2	8
Redeemed	(50)	(14)	(13)	(2,746)	(233)	(443)	(4,918)	(22)	(48)

Net Increase (Decrease)	40	30	25	14,272	7,292	223	43,156	25	243

Year Ended October 31, 2007
Dollars:
Sold	$1,721	$724	$540	$82,586	$22,941	$7,092	$226,802	$861	$312
Reinvested	69	17	20	1,374	174	1,359	37,180	16	7
Redeemed	(442)	(53)	(156)	(7,846)	(624)	(6,185)	(92,395)	(307)	(81)

Net Increase (Decrease)	$1,348	$688	$404	$76,114	$22,491	$2,266	$171,587	$570	$238

Shares:
Sold	165	69	51	8,027	2,196	676	21,659	82	30
Reinvested	7	2	2	134	17	132	3,572	1	—
Redeemed	(43)	(5)	(15)	(762)	(61)	(597)	(8,603)	(29)	(8)

Net Increase (Decrease)	129	66	38	7,399	2,152	211	16,628	54	22

Distributions:
Period Ended April 30, 2008
From net investment income	$(53)	$(19)	$(16)	$(3,950)	$(1,379)	$(655)	$(29,532)	$(18)	$(72)

Total Dividends and Distributions	$(53)	$(19)	$(16)	$(3,950)	$(1,379)	$(655)	$(29,532)	$(18)	$(72)

Year Ended October 31, 2007
From net investment income	$(69)	$(17)	$(21)	$(1,856)	$(430)	$(1,373)	$(37,220)	$(16)	$(7)

Total Dividends and Distributions	$(69)	$(17)	$(21)	$(1,856)	$(430)	$(1,373)	$(37,220)	$(16)	$(7)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2010 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$51,839	$42,330
Net realized gain (loss) from investment transactions and foreign currency transactions	76,766	30,078
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(267,738)	76,638

Net Increase (Decrease) in Net Assets Resulting from Operations	(139,133)	149,046

Dividends and Distributions to Shareholders
From net investment income	(63,007)	(34,147)
From net realized gain on investments	(30,198)	(6,044)

Total Dividends and Distributions	(93,205)	(40,191)

Capital Share Transactions
Net increase (decrease) in capital share transactions	303,068	620,817
Redemption fees — Class J	2	2

Total increase (decrease) in net assets	70,732	729,674

Net Assets
Beginning of period	1,808,824	1,079,150

End of period (including undistributed net investment income as set forth below)	$1,879,556	$1,808,824

Undistributed (overdistributed) net investment income (operating loss)	$14,270	$25,438

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$22,179	$7,558	$4,452	$13,620	$1,748	$49,338	$163,977	$53,396	$18,693
Reinvested	4,215	2,456	649	1,597	237	13,667	59,216	8,262	2,867
Redeemed	(8,535)	(3,947)	(1,312)	(5,773)	(697)	(36,545)	(41,621)	(15,052)	(11,577)

Net Increase (Decrease)	$17,859	$6,067	$3,789	$9,444	$1,288	$26,460	$181,572	$46,606	$9,983

Shares:
Sold	1,764	602	357	1,099	137	3,920	12,814	4,167	1,500
Reinvested	324	189	50	121	18	1,046	4,525	633	220
Redeemed	(679)	(318)	(105)	(465)	(56)	(2,939)	(3,327)	(1,200)	(926)

Net Increase (Decrease)	1,409	473	302	755	99	2,027	14,012	3,600	794

Year Ended October 31, 2007
Dollars:
Sold	$57,134	$21,624	$9,983	$17,247	$5,619	$106,022	$376,536	$83,120	$41,949
Reinvested	1,654	1,162	216	600	—	6,325	26,202	3,051	977
Redeemed	(26,748)	(8,907)	(2,673)	(4,058)	(371)	(35,349)	(22,171)	(24,447)	(13,880)

Net Increase (Decrease)	$32,040	$13,879	$7,526	$13,789	$5,248	$76,998	$380,567	$61,724	$29,046

Shares:
Sold	4,232	1,616	741	1,277	416	7,877	27,839	6,175	3,130
Reinvested	127	89	16	45	—	482	1,992	233	74
Redeemed	(1,975)	(672)	(201)	(299)	(28)	(2,625)	(1,631)	(1,812)	(1,036)

Net Increase (Decrease)	2,384	1,033	556	1,023	388	5,734	28,200	4,596	2,168

Distributions:
Period Ended April 30, 2008
From net investment income	$(2,747)	$(1,567)	$(407)	$(1,064)	$(150)	$(8,936)	$(40,726)	$(5,514)	$(1,896)
From net realized gain on investments	(1,468)	(889)	(242)	(550)	(93)	(4,747)	(18,490)	(2,748)	(971)

Total Dividends and Distributions	$(4,215)	$(2,456)	$(649)	$(1,614)	$(243)	$(13,683)	$(59,216)	$(8,262)	$(2,867)

Year Ended October 31, 2007
From net investment income	$(1,369)	$(954)	$(181)	$(504)	$—	$(5,252)	$(22,463)	$(2,602)	$(822)
From net realized gain on investments	(285)	(208)	(35)	(98)	—	(1,075)	(3,739)	(449)	(155)

Total Dividends and Distributions	$(1,654)	$(1,162)	$(216)	$(602)	$—	$(6,327)	$(26,202)	$(3,051)	$(977)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Principal
Life Time 2015
Amounts in thousands	Fund
Period Ended April
30, 2008(a)
Operations
Net investment income (operating loss)	$3
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	47

Net Increase (Decrease) in Net Assets Resulting from Operations	50

Capital Share Transactions
Net increase (decrease) in capital share transactions	3,390

Total increase (decrease) in net assets	3,440

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$3,440

Undistributed (overdistributed) net investment income (operating loss)	$3

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$10	$10	$11	$1,434	$1,914	$12
Redeemed	—	—	—	(1)	—	—

Net Increase (Decrease)	$10	$10	$11	$1,433	$1,914	$12

Shares:
Sold	1	1	1	141	188	1

Net Increase (Decrease)	1	1	1	141	188	1

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2020 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$100,911	$68,255
Net realized gain (loss) from investment transactions and foreign currency transactions	178,061	71,838
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(590,922)	227,663

Net Increase (Decrease) in Net Assets Resulting from Operations	(311,950)	367,756

Dividends and Distributions to Shareholders
From net investment income	(112,290)	(59,997)
From net realized gain on investments	(72,000)	(13,155)

Total Dividends and Distributions	(184,290)	(73,152)

Capital Share Transactions
Net increase (decrease) in capital share transactions	815,693	1,369,868
Redemption fees — Class A	2	1
Redemption fees — Class J	5	4

Total increase (decrease) in net assets	319,460	1,664,477

Net Assets
Beginning of period	3,656,052	1,991,575

End of period (including undistributed net investment income as set forth below)	$3,975,512	$3,656,052

Undistributed (overdistributed) net investment income (operating loss)	$16,331	$27,710

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$44,967	$15,462	$8,123	$24,588	$1,704	$2,882	$100,580	$439,498	$85,654	$37,602
Reinvested	8,348	4,681	1,537	2,545	427	285	27,089	117,975	15,397	5,928
Redeemed	(12,714)	(3,446)	(1,054)	(5,495)	(849)	(801)	(49,514)	(32,907)	(14,794)	(8,005)

Net Increase (Decrease)	$40,601	$16,697	$8,606	$21,638	$1,282	$2,366	$78,155	$524,566	$86,257	$35,525

Shares:
Sold	3,389	1,188	622	1,876	128	218	7,605	33,012	6,376	2,852
Reinvested	603	339	111	182	31	20	1,954	8,495	1,111	428
Redeemed	(980)	(258)	(81)	(423)	(64)	(61)	(3,789)	(2,488)	(1,143)	(597)

Net Increase (Decrease)	3,012	1,269	652	1,635	95	177	5,770	39,019	6,344	2,683

Year Ended October 31, 2007
Dollars:
Sold	$85,545	$35,124	$21,007	$28,998	$5,689	$6,894	$219,804	$805,720	$168,406	$69,751
Reinvested	3,009	2,194	469	842	149	—	11,650	48,056	4,862	1,914
Redeemed	(20,413)	(10,347)	(2,962)	(4,753)	(1,371)	(219)	(55,899)	(14,938)	(26,547)	(12,766)

Net Increase (Decrease)	$68,141	$26,971	$18,514	$25,087	$4,467	$6,675	$175,555	$838,838	$146,721	$58,899

Shares:
Sold	6,035	2,503	1,487	2,038	401	482	15,548	56,917	11,932	4,950
Reinvested	220	161	34	61	11	—	852	3,509	356	140
Redeemed	(1,438)	(750)	(210)	(333)	(96)	(15)	(3,948)	(1,073)	(1,876)	(922)

Net Increase (Decrease)	4,817	1,914	1,311	1,766	316	467	12,452	59,353	10,412	4,168

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,837)	$(2,620)	$(841)	$(1,549)	$(225)	$(151)	$(15,734)	$(73,532)	$(9,281)	$(3,520)
From net realized gain on investments	(3,511)	(2,061)	(696)	(1,039)	(211)	(144)	(11,371)	(44,443)	(6,116)	(2,408)

Total Dividends and Distributions	$(8,348)	$(4,681)	$(1,537)	$(2,588)	$(436)	$(295)	$(27,105)	$(117,975)	$(15,397)	$(5,928)

Year Ended October 31, 2007
From net investment income	$(2,398)	$(1,712)	$(369)	$(684)	$(110)	$—	$(9,282)	$(39,882)	$(4,007)	$(1,553)
From net realized gain on investments	(611)	(483)	(100)	(161)	(39)	—	(2,371)	(8,174)	(855)	(361)

Total Dividends and Distributions	$(3,009)	$(2,195)	$(469)	$(845)	$(149)	$—	$(11,653)	$(48,056)	$(4,862)	$(1,914)

See accompanying notes.

Statement of Changes in Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	Principal LifeTime 2025 Fund
Period Ended
April 30, 2008(a)
Operations
Net investment income (operating loss)	$2
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	55

Net Increase (Decrease) in Net Assets Resulting from Operations	57

Capital Share Transactions
Net increase (decrease) in capital share transactions	3,412

Total increase (decrease) in net assets	3,469

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$3,469

Undistributed (overdistributed) net investment income (operating loss)	$2

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$10	$10	$12	$732	$2,650	$10
Redeemed	—	—	—	(5)	(7)	—

Net Increase (Decrease)	$10	$10	$12	$727	$2,643	$10

Shares:
Sold	1	1	1	72	260	1
Redeemed	—	—	—	(1)	(1)	—

Net Increase (Decrease)	1	1	1	71	259	1

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2030 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$86,842	$48,968
Net realized gain (loss) from investment transactions and foreign currency transactions	161,740	66,707
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(541,100)	236,343

Net Increase (Decrease) in Net Assets Resulting from Operations	(292,518)	352,018

Dividends and Distributions to Shareholders
From net investment income	(92,166)	(45,795)
From net realized gain on investments	(66,899)	(12,543)

Total Dividends and Distributions	(159,065)	(58,338)

Capital Share Transactions
Net increase (decrease) in capital share transactions	766,836	1,180,400
Redemption fees — Class J	3	1

Total increase (decrease) in net assets	315,256	1,474,081

Net Assets
Beginning of period	3,123,831	1,649,750

End of period (including undistributed net investment income as set forth below)	$3,439,087	$3,123,831

Undistributed (overdistributed) net investment income (operating loss)	$8,010	$13,334

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$38,579	$12,532	$7,932	$10,885	$1,751	$1,763	$89,493	$435,853	$68,398	$35,367
Reinvested	7,619	4,344	1,282	1,910	376	309	22,337	102,812	12,304	5,732
Redeemed	(10,440)	(3,856)	(899)	(2,773)	(793)	(597)	(39,950)	(21,224)	(8,319)	(5,891)

Net Increase (Decrease)	$35,758	$13,020	$8,315	$10,022	$1,334	$1,475	$71,880	$517,441	$72,383	$35,208

Shares:
Sold	2,908	954	607	821	129	130	6,745	32,796	5,065	2,615
Reinvested	545	312	92	136	26	22	1,596	7,350	878	401
Redeemed	(793)	(290)	(68)	(213)	(60)	(45)	(3,058)	(1,606)	(652)	(429)

Net Increase (Decrease)	2,660	976	631	744	95	107	5,283	38,540	5,291	2,587

Year Ended October 31, 2007
Dollars:
Sold	$82,347	$32,570	$15,885	$21,246	$4,859	$7,463	$172,063	$719,343	$122,529	$55,649
Reinvested	2,564	1,784	340	603	102	—	8,995	38,118	3,890	1,931
Redeemed	(16,713)	(5,667)	(1,364)	(3,142)	(901)	(274)	(46,903)	(4,507)	(22,943)	(9,467)

Net Increase (Decrease)	$68,198	$28,687	$14,861	$18,707	$4,060	$7,189	$134,155	$752,954	$103,476	$48,113

Shares:
Sold	5,766	2,324	1,126	1,498	342	522	12,143	50,733	8,679	3,859
Reinvested	188	131	25	44	7	—	659	2,792	285	139
Redeemed	(1,166)	(410)	(98)	(221)	(63)	(19)	(3,306)	(317)	(1,599)	(673)

Net Increase (Decrease)	4,788	2,045	1,053	1,321	286	503	9,496	53,208	7,365	3,325

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,176)	$(2,285)	$(659)	$(1,088)	$(185)	$(156)	$(12,244)	$(61,143)	$(7,015)	$(3,215)
From net realized gain on investments	(3,443)	(2,059)	(623)	(844)	(196)	(166)	(10,093)	(41,669)	(5,289)	(2,517)

Total Dividends and Distributions	$(7,619)	$(4,344)	$(1,282)	$(1,932)	$(381)	$(322)	$(22,337)	$(102,812)	$(12,304)	$(5,732)

Year Ended October 31, 2007
From net investment income	$(1,949)	$(1,317)	$(248)	$(469)	$(70)	$—	$(6,777)	$(30,412)	$(3,064)	$(1,489)
From net realized gain on investments	(615)	(467)	(92)	(142)	(33)	—	(2,220)	(7,706)	(826)	(442)

Total Dividends and Distributions	$(2,564)	$(1,784)	$(340)	$(611)	$(103)	$—	$(8,997)	$(38,118)	$(3,890)	$(1,931)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2035 Fund
Period Ended
April 30, 2008(a)
Operations
Net investment income (operating loss)	$1
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	54

Net Increase (Decrease) in Net Assets Resulting from Operations	55

Capital Share Transactions
Net increase (decrease) in capital share transactions	2,898

Total increase (decrease) in net assets	2,953

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$2,953

Undistributed (overdistributed) net investment income (operating loss)	$1

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$10	$10	$11	$608	$2,255	$10
Redeemed	—	—	—	(6)	—	—

Net Increase (Decrease)	$10	$10	$11	$602	$2,255	$10

Shares:
Sold	1	1	1	60	220	1
Redeemed	—	—	—	(1)	—	—

Net Increase (Decrease)	1	1	1	59	220	1

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2040 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$43,930	$20,462
Net realized gain (loss) from investment transactions and foreign currency transactions	83,908	32,072
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(280,572)	133,266

Net Increase (Decrease) in Net Assets Resulting from Operations	(152,734)	185,800

Dividends and Distributions to Shareholders
From net investment income	(45,241)	(20,326)
From net realized gain on investments	(32,146)	(5,628)

Total Dividends and Distributions	(77,387)	(25,954)

Capital Share Transactions
Net increase (decrease) in capital share transactions	438,553	641,626
Redemption fees — Class A	1	—
Redemption fees — Class J	1	1

Total increase (decrease) in net assets	208,434	801,473

Net Assets
Beginning of period	1,557,572	756,099

End of period (including undistributed net investment income as set forth below)	$1,766,006	$1,557,572

Undistributed (overdistributed) net investment income (operating loss)	$1,913	$3,224

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$19,514	$7,479	$5,058	$7,547	$1,554	$1,347	$45,768	$267,316	$31,442	$18,071
Reinvested	3,477	1,904	648	1,174	245	137	8,870	53,263	5,435	2,221
Redeemed	(3,921)	(1,699)	(318)	(1,990)	(401)	(424)	(16,488)	(11,065)	(5,036)	(2,575)

Net Increase (Decrease)	$19,070	$7,684	$5,388	$6,731	$1,398	$1,060	$38,150	$309,514	$31,841	$17,717

Shares:
Sold	1,447	561	378	561	117	99	3,393	19,798	2,292	1,350
Reinvested	243	133	45	82	17	10	619	3,705	378	155
Redeemed	(296)	(126)	(23)	(150)	(30)	(32)	(1,235)	(834)	(381)	(185)

Net Increase (Decrease)	1,394	568	400	493	104	77	2,777	22,669	2,289	1,320

Year Ended October 31, 2007
Dollars:
Sold	$39,804	$15,912	$8,797	$14,035	$2,905	$3,038	$83,153	$411,471	$60,382	$31,205
Reinvested	1,115	719	155	340	70	—	3,240	18,165	1,629	516
Redeemed	(9,283)	(2,893)	(601)	(1,740)	(524)	(98)	(22,409)	(1,259)	(12,193)	(4,025)

Net Increase (Decrease)	$31,636	$13,738	$8,351	$12,635	$2,451	$2,940	$63,984	$428,377	$49,818	$27,696

Shares:
Sold	2,744	1,104	613	981	204	211	5,731	28,461	4,167	2,160
Reinvested	81	52	11	24	5	—	234	1,306	117	37
Redeemed	(635)	(204)	(42)	(120)	(37)	(7)	(1,546)	(89)	(829)	(285)

Net Increase (Decrease)	2,190	952	582	885	172	204	4,419	29,678	3,455	1,912

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,911)	$(1,000)	$(336)	$(666)	$(120)	$(67)	$(4,855)	$(31,889)	$(3,142)	$(1,255)
From net realized gain on investments	(1,566)	(904)	(312)	(515)	(127)	(71)	(4,018)	(21,374)	(2,293)	(966)

Total Dividends and Distributions	$(3,477)	$(1,904)	$(648)	$(1,181)	$(247)	$(138)	$(8,873)	$(53,263)	$(5,435)	$(2,221)

Year Ended October 31, 2007
From net investment income	$(841)	$(525)	$(113)	$(266)	$(47)	$—	$(2,409)	$(14,452)	$(1,275)	$(398)
From net realized gain on investments	(274)	(195)	(42)	(77)	(23)	—	(831)	(3,713)	(354)	(119)

Total Dividends and Distributions	$(1,115)	$(720)	$(155)	$(343)	$(70)	$—	$(3,240)	$(18,165)	$(1,629)	$(517)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal Life Time 2045 Fund
Period Ended
April 30, 2008(a)
Operations
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	$9

Net Increase (Decrease) in Net Assets Resulting from Operations	9

Capital Share Transactions
Net increase (decrease) in capital share transactions	389

Total increase (decrease) in net assets	398

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$398

Undistributed (overdistributed) net investment income (operating loss)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$10	$10	$11	$197	$151	$10

Net Increase (Decrease)	$10	$10	$11	$197	$151	$10

Shares:
Sold	1	1	1	19	15	1

Net Increase (Decrease)	1	1	1	19	15	1

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2050 Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$18,568	$9,123
Net realized gain (loss) from investment transactions and foreign currency transactions	36,283	16,186
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(121,394)	56,642

Net Increase (Decrease) in Net Assets Resulting from Operations	(66,543)	81,951

Dividends and Distributions to Shareholders
From net investment income	(19,198)	(8,710)
From net realized gain on investments	(16,262)	(2,938)

Total Dividends and Distributions	(35,460)	(11,648)

Capital Share Transactions
Net increase (decrease) in capital share transactions	173,215	240,237
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	71,212	310,541

Net Assets
Beginning of period	652,984	342,443

End of period (including undistributed net investment income as set forth below)	$724,196	$652,984

Undistributed (overdistributed) net investment income (operating loss)	$417	$1,047

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$6,618	$3,634	$2,559	$3,460	$478	$766	$10,394	$113,512	$11,057	$7,187
Reinvested	1,272	888	240	739	93	65	2,084	27,103	1,991	968
Redeemed	(2,260)	(1,550)	(296)	(1,269)	(246)	(121)	(4,367)	(7,037)	(3,222)	(1,525)

Net Increase (Decrease)	$5,630	$2,972	$2,503	$2,930	$325	$710	$8,111	$133,578	$9,826	$6,630

Shares:
Sold	502	278	199	265	37	60	802	8,632	829	559
Reinvested	91	64	17	53	7	5	151	1,941	143	69
Redeemed	(173)	(118)	(23)	(99)	(20)	(10)	(339)	(547)	(252)	(116)

Net Increase (Decrease)	420	224	193	219	24	55	614	10,026	720	512

Year Ended October 31, 2007
Dollars:
Sold	$15,175	$6,378	$3,281	$8,400	$1,748	$2,229	$20,796	$162,738	$23,533	$10,774
Reinvested	423	337	49	180	11	—	630	9,335	439	243
Redeemed	(5,114)	(2,389)	(539)	(886)	(308)	(741)	(5,615)	(4,610)	(4,468)	(1,792)

Net Increase (Decrease)	$10,484	$4,326	$2,791	$7,694	$1,451	$1,488	$15,811	$167,463	$19,504	$9,225

Shares:
Sold	1,089	455	234	597	125	156	1,488	11,528	1,673	762
Reinvested	32	25	4	13	1	—	47	691	32	18
Redeemed	(359)	(171)	(40)	(62)	(22)	(54)	(402)	(331)	(314)	(128)

Net Increase (Decrease)	762	309	198	548	104	102	1,133	11,888	1,391	652

Distributions:
Period Ended April 30, 2008
From net investment income	$(635)	$(428)	$(113)	$(390)	$(41)	$(31)	$(1,033)	$(14,966)	$(1,060)	$(501)
From net realized gain on investments	(637)	(460)	(127)	(361)	(52)	(39)	(1,051)	(12,137)	(931)	(467)

Total Dividends and Distributions	$(1,272)	$(888)	$(240)	$(751)	$(93)	$(70)	$(2,084)	$(27,103)	$(1,991)	$(968)

Year Ended October 31, 2007
From net investment income	$(302)	$(229)	$(33)	$(130)	$(7)	$—	$(437)	$(7,072)	$(324)	$(176)
From net realized gain on investments	(121)	(108)	(16)	(50)	(4)	—	(193)	(2,264)	(115)	(67)

Total Dividends and Distributions	$(423)	$(337)	$(49)	$(180)	$(11)	$—	$(630)	$(9,336)	$(439)	$(243)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Principal LifeTime 2055 Fund
Period Ended
April 30, 2008(a)
Operations
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	$5

Net Increase (Decrease) in Net Assets Resulting from Operations	5

Capital Share Transactions
Net increase (decrease) in capital share transactions	545

Total increase (decrease) in net assets	550

Net Assets
Beginning of period	—

End of period (including undistributed net investment income as set forth below)	$550

Undistributed (overdistributed) net investment income (operating loss)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$10	$10	$11	$185	$322	$10
Redeemed	—	—	—	(3)	—	—

Net Increase (Decrease)	$10	$10	$11	$182	$322	$10

Shares:
Sold	1	1	1	18	31	1

Net Increase (Decrease)	1	1	1	18	31	1

(a)	Period from February 29, 2008, date operations commenced, through April 30, 2008.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

	Principal LifeTime Strategic Income
Amounts in thousands	Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$17,977	$20,766
Net realized gain (loss) from investment transactions and foreign currency transactions	12,280	7,416
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(61,124)	(2,647)

Net Increase (Decrease) in Net Assets Resulting from Operations	(30,867)	25,535

Dividends and Distributions to Shareholders
From net investment income	(24,669)	(14,191)
From net realized gain on investments	(7,537)	(1,849)

Total Dividends and Distributions	(32,206)	(16,040)

Capital Share Transactions
Net increase (decrease) in capital share transactions	103,382	149,226
Redemption fees — Class C	—	2
Redemption fees — Class J	2	2

Total increase (decrease) in net assets	40,311	158,725

Net Assets
Beginning of period	563,136	404,411

End of period (including undistributed net investment income as set forth below)	$603,447	$563,136

Undistributed (overdistributed) net investment income (operating loss)	$9,508	$16,200

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$13,084	$12,943	$9,435	$12,234	$268	$1,305	$9,915	$111,659	$18,604	$10,837
Reinvested	1,615	1,437	237	787	35	119	4,917	20,189	2,134	657
Redeemed	(12,488)	(13,475)	(1,180)	(2,073)	(201)	(341)	(13,512)	(70,120)	(11,900)	(3,739)

Net Increase (Decrease)	$2,211	$905	$8,492	$10,948	$102	$1,083	$1,320	$61,728	$8,838	$7,755

Shares:
Sold	1,085	1,086	792	1,036	23	109	840	9,343	1,531	917
Reinvested	135	120	20	65	3	10	409	1,675	177	55
Redeemed	(1,045)	(1,155)	(100)	(174)	(17)	(29)	(1,149)	(5,935)	(984)	(319)

Net Increase (Decrease)	175	51	712	927	9	90	100	5,083	724	653

Year Ended October 31, 2007
Dollars:
Sold	$29,385	$8,272	$8,494	$10,566	$732	$2,905	$29,337	$116,879	$40,879	$11,872
Reinvested	694	707	105	255	4	—	2,874	10,371	820	188
Redeemed	(20,259)	(4,421)	(6,441)	(2,073)	(104)	(374)	(19,533)	(42,111)	(25,782)	(5,015)

Net Increase (Decrease)	$9,820	$4,558	$2,158	$8,748	$632	$2,531	$12,678	$85,139	$15,917	$7,045

Shares:
Sold	2,329	658	673	832	58	230	2,335	9,272	3,253	946
Reinvested	56	57	8	20	—	—	231	832	66	15
Redeemed	(1,619)	(355)	(509)	(163)	(8)	(30)	(1,557)	(3,330)	(2,055)	(399)

Net Increase (Decrease)	766	360	172	689	50	200	1,009	6,774	1,264	562

Distributions:
Period Ended April 30, 2008
From net investment income	$(1,190)	$(1,102)	$(176)	$(625)	$(25)	$(91)	$(3,719)	$(15,608)	$(1,633)	$(500)
From net realized gain on investments	(425)	(335)	(61)	(197)	(10)	(35)	(1,235)	(4,581)	(501)	(157)

Total Dividends and Distributions	$(1,615)	$(1,437)	$(237)	$(822)	$(35)	$(126)	$(4,954)	$(20,189)	$(2,134)	$(657)

Year Ended October 31, 2007
From net investment income	$(606)	$(611)	$(80)	$(237)	$(3)	$—	$(2,512)	$(9,247)	$(727)	$(168)
From net realized gain on investments	(88)	(96)	(25)	(33)	(1)	—	(369)	(1,124)	(93)	(20)

Total Dividends and Distributions	$(694)	$(707)	$(105)	$(270)	$(4)	$—	$(2,881)	$(10,371)	$(820)	$(188)

See acompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	Real Estate Securities Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$14,911	$14,849
Net realized gain (loss) from investment transactions and foreign currency transactions	(65,942)	374,205
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(61,621)	(443,197)

Net Increase (Decrease) in Net Assets Resulting from Operations	(112,652)	(54,143)

Dividends and Distributions to Shareholders
From net investment income	(15,857)	(11,143)
From net realized gain on investments	(373,992)	(103,352)

Total Dividends and Distributions	(389,849)	(114,495)

Capital Share Transactions
Net increase (decrease) in capital share transactions	494,403	425,711
Redemption fees — Class A	—	4
Redemption fees — Class J	2	2

Total increase (decrease) in net assets	(8,096)	257,079

Net Assets
Beginning of period	1,628,506	1,371,427

End of period (including undistributed net investment income as set forth below)	$1,620,410	$1,628,506

Undistributed (overdistributed) net investment income (operating loss)	$2,760	$3,706

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$6,178	$2,889	$723	$7,974	$1,046	$894	$10,572	$200,303	$11,677	$2,956
Reinvested	9,855	4,873	894	27,517	6,764	1,596	45,992	268,256	17,902	3,892
Redeemed	(5,879)	(4,021)	(404)	(21,545)	(5,378)	(1,580)	(24,957)	(55,241)	(17,929)	(1,416)

Net Increase (Decrease)	$10,154	$3,741	$1,213	$13,946	$2,432	$910	$31,607	$413,318	$11,650	$5,432

Shares:
Sold	375	178	43	472	62	53	630	11,828	683	181
Reinvested	571	287	51	1,570	389	91	2,676	15,324	1,044	227
Redeemed	(341)	(214)	(23)	(1,271)	(321)	(95)	(1,499)	(2,996)	(1,085)	(83)

Net Increase (Decrease)	605	251	71	771	130	49	1,807	24,156	642	325

Year Ended October 31, 2007
Dollars:
Sold	$17,710	$7,715	$2,793	$43,320	$6,040	$6,216	$50,686	$276,513	$37,067	$9,892
Issued in acquisitions	—	—	—	36,102	13,838	6,490	—	444,876	—	—
Reinvested	4,569	2,870	235	9,758	2,174	—	18,489	65,850	8,622	1,545
Redeemed	(31,514)	(19,347)	(1,716)	(72,518)	(15,736)	(3,976)	(79,715)	(351,903)	(61,315)	(9,919)

Net Increase (Decrease)	$(9,235)	$(8,762)	$1,312	$16,662	$6,316	$8,730	$(10,540)	$435,336	$(15,626)	$1,518

Shares:
Sold	668	289	108	1,623	226	240	1,946	10,735	1,402	369
Issued in acquisitions	—	—	—	1,338	513	241	—	16,501	—	—
Reinvested	174	110	9	367	82	—	705	2,487	330	59
Redeemed	(1,265)	(780)	(68)	(2,895)	(626)	(160)	(3,195)	(13,185)	(2,467)	(400)

Net Increase (Decrease)	(423)	(381)	49	433	195	321	(544)	16,538	(735)	28

Distributions:
Period Ended April 30, 2008
From net investment income	$(326)	$(145)	$(25)	$(914)	$(134)	$(38)	$(1,407)	$(12,102)	$(620)	$(146)
From net realized gain on investments	(9,530)	(4,728)	(869)	(27,644)	(6,959)	(1,787)	(44,613)	(256,834)	(17,282)	(3,746)

Total Dividends and Distributions	$(9,856)	$(4,873)	$(894)	$(28,558)	$(7,093)	$(1,825)	$(46,020)	$(268,936)	$(17,902)	$(3,892)

Year Ended October 31, 2007
From net investment income	$(216)	$(101)	$(7)	$(599)	$(48)	$—	$(740)	$(8,638)	$(684)	$(110)
From net realized gain on investments	(4,353)	(2,769)	(228)	(9,465)	(2,187)	—	(17,757)	(57,220)	(7,938)	(1,435)

Total Dividends and Distributions	$(4,569)	$(2,870)	$(235)	$(10,064)	$(2,235)	$—	$(18,497)	$(65,858)	$(8,622)	$(1,545)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SAM Balanced Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$98,361	$97,866
Net realized gain (loss) from investment transactions and foreign currency transactions	291,600	231,383
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(687,415)	298,868

Net Increase (Decrease) in Net Assets Resulting from Operations	(297,454)	628,117

Dividends and Distributions to Shareholders
From net investment income	(111,815)	(82,911)
From net realized gain on investments	(235,184)	(24,656)

Total Dividends and Distributions	(346,999)	(107,567)

Capital Share Transactions
Net increase (decrease) in capital share transactions	167,779	(262,928)
Redemption fees — Class A	19	21
Redemption fees — Class B	8	3
Redemption fees — Class C	3	3
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(476,643)	257,649

Net Assets
Beginning of period	4,945,205	4,687,556

End of period (including undistributed net investment income as set forth below)	$4,468,562	$4,945,205

Undistributed (overdistributed) net investment income (operating loss)	$5,116	$18,570

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,069	$55	$149	$230,222	$46,305	$78,403	$25,789	$19,028	$291	$535
Reinvested	93	3	4	171,932	85,341	61,387	420	781	14	109
Redeemed	(11)	—	(1)	(289,941)	(169,390)	(93,431)	(1,020)	(1,076)	(13)	(268)

Net Increase (Decrease)	$2,151	$58	$152	$112,213	$(37,744)	$46,359	$25,189	$18,733	$292	$376

Shares:
Sold	144	4	11	16,148	3,284	5,538	1,869	1,304	19	39
Reinvested	7	—	—	11,557	5,737	4,153	29	53	1	7
Redeemed	(1)	—	—	(20,364)	(11,910)	(6,625)	(74)	(77)	(1)	(18)

Net Increase (Decrease)	150	4	11	7,341	(2,889)	3,066	1,824	1,280	19	28

Period Ended October 31, 2007
Dollars:
Sold	$1,127	$16	$16	$407,827	$78,092	$143,604	$2,630	$1,400	$10	$1,647
Reinvested	4	—	—	58,445	23,931	15,754	8	6	—	6
Redeemed	(3)	—	—	(530,058)	(289,746)	(177,187)	(144)	(66)	—	(247)

Net Increase (Decrease)	$1,128	$16	$16	$(63,786)	$(187,723)	$(17,829)	$2,494	$1,340	$10	$1,406

Shares:
Sold	74	1	1	26,884	5,185	9,574	172	90	1	109
Reinvested	—	—	—	3,898	1,607	1,063	—	—	—	—
Redeemed	—	—	—	(35,129)	(19,178)	(11,795)	(9)	(4)	—	(16)

Net Increase (Decrease)	74	1	1	(4,347)	(12,386)	(1,158)	163	86	1	93

Distributions:
Period Ended April 30, 2008
From net investment income	$(36)	$(1)	$(2)	$(62,985)	$(27,829)	$(20,391)	$(195)	$(334)	$(5)	$(37)
From net realized gain on investments	(57)	(2)	(2)	(123,252)	(64,696)	(46,422)	(225)	(447)	(9)	(72)

Total Dividends and Distributions	$(93)	$(3)	$(4)	$(186,237)	$(92,525)	$(66,813)	$(420)	$(781)	$(14)	$(109)

Period Ended October 31, 2007
From net investment income	$(4)	$—	$—	$(51,513)	$(18,811)	$(12,562)	$(8)	$(6)	$—	$(7)
From net realized gain on investments	—	—	—	(12,543)	(7,405)	(4,708)	—	—	—	—

Total Dividends and Distributions	$(4)	$—	$—	$(64,056)	$(26,216)	$(17,270)	$(8)	$(6)	$—	$(7)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	SAM Conservative Balanced Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$13,899	$18,042
Net realized gain (loss) from investment transactions and foreign currency transactions	27,422	21,470
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(61,522)	26,879

Net Increase (Decrease) in Net Assets Resulting from Operations	(20,201)	66,391

Dividends and Distributions to Shareholders
From net investment income	(15,421)	(16,049)
From net realized gain on investments	(22,823)	(4,480)

Total Dividends and Distributions	(38,244)	(20,529)

Capital Share Transactions
Net increase (decrease) in capital share transactions	79,188	(32,649)
Redemption fees — Class A	12	4
Redemption fees — Class B	6	—
Redemption fees — Class C	3	—

Total increase (decrease) in net assets	20,764	13,217

Net Assets
Beginning of period	660,809	647,592

End of period (including undistributed net investment income as set forth below)	$681,573	$660,809

Undistributed (overdistributed) net investment income (operating loss)	$1,560	$3,082

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$183	$631	$107	$48,789	$13,384	$30,293	$12,901	$17,310	$107	$1,776
Reinvested	42	7	3	16,982	7,816	9,060	137	101	5	103
Redeemed	(2)	(6)	—	(40,425)	(18,703)	(19,484)	(787)	(638)	(20)	(484)

Net Increase (Decrease)	$223	$632	$110	$25,346	$2,497	$19,869	$12,251	$16,773	$92	$1,395

Shares:
Sold	17	59	10	4,467	1,232	2,796	1,200	1,601	10	153
Reinvested	4	1	—	1,512	696	811	13	9	—	9
Redeemed	—	(1)	—	(3,670)	(1,709)	(1,782)	(73)	(58)	(2)	(44)

Net Increase (Decrease)	21	59	10	2,309	219	1,825	1,140	1,552	8	118

Period Ended October 31, 2007
Dollars:
Sold	$932	$27	$10	$58,266	$11,985	$34,191	$913	$810	$10	$484
Reinvested	4	—	—	9,807	3,996	4,326	5	4	—	3
Redeemed	(260)	(3)	—	(82,635)	(34,921)	(40,305)	(40)	(103)	—	(155)

Net Increase (Decrease)	$676	$24	$10	$(14,562)	$(18,940)	$(1,788)	$878	$711	$10	$332

Shares:
Sold	80	2	1	5,109	1,056	3,018	79	70	1	42
Reinvested	—	—	—	865	354	384	—	1	—	—
Redeemed	(22)	—	—	(7,230)	(3,068)	(3,555)	(3)	(9)	—	(13)

Net Increase (Decrease)	58	2	1	(1,256)	(1,658)	(153)	76	62	1	29

Distributions:
Period Ended April 30, 2008
From net investment income	$(18)	$(5)	$(1)	$(7,918)	$(3,317)	$(3,948)	$(95)	$(74)	$(3)	$(42)
From net realized gain on investments	(24)	(2)	(2)	(10,918)	(5,458)	(6,287)	(42)	(27)	(2)	(61)

Total Dividends and Distributions	$(42)	$(7)	$(3)	$(18,836)	$(8,775)	$(10,235)	$(137)	$(101)	$(5)	$(103)

Period Ended October 31, 2007
From net investment income	$(4)	$—	$—	$(8,920)	$(3,406)	$(3,707)	$(5)	$(4)	$—	$(3)
From net realized gain on investments	—	—	—	(2,143)	(1,148)	(1,189)	—	—	—	—

Total Dividends and Distributions	$(4)	$—	$—	$(11,063)	$(4,554)	$(4,896)	$(5)	$(4)	$—	$(3)

(A)	Class B shares discontinued operations and converted to Class A shares on January 4, 2007.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	SAM Conservative Growth Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$79,102	$50,867
Net realized gain (loss) from investment transactions and foreign currency transactions	280,253	238,770
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(712,751)	320,702

Net Increase (Decrease) in Net Assets Resulting from Operations	(353,396)	610,339

Dividends and Distributions to Shareholders
From net investment income	(93,305)	(34,083)
From net realized gain on investments	(235,742)	—

Total Dividends and Distributions	(329,047)	(34,083)

Capital Share Transactions
Net increase (decrease) in capital share transactions	180,192	(298,126)
Redemption fees — Class A	8	18
Redemption fees — Class B	1	2
Redemption fees — Class C	—	7
Redemption fees — Class J	3	—

Total increase (decrease) in net assets	(502,239)	278,157

Net Assets
Beginning of period	4,100,948	3,822,791

End of period (including undistributed net investment income as set forth below)	$3,598,709	$4,100,948

Undistributed (overdistributed) net investment income (operating loss)	$7,113	$21,316

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$557	$1,086	$488	$155,731	$29,698	$59,824	$23,373	$14,606	$51	$223
Reinvested	61	44	7	156,241	79,647	72,567	562	316	2	260
Redeemed	(8)	(154)	—	(196,199)	(129,024)	(87,541)	(1,837)	(296)	—	(93)

Net Increase (Decrease)	$610	$976	$495	$115,773	$(19,679)	$44,850	$22,098	$14,626	$53	$390

Shares:
Sold	35	66	32	9,642	1,902	3,845	1,482	914	3	14
Reinvested	4	3	—	9,067	4,788	4,398	33	19	—	15
Redeemed	(1)	(10)	—	(12,237)	(8,317)	(5,665)	(116)	(19)	—	(6)

Net Increase (Decrease)	38	59	32	6,472	(1,627)	2,578	1,399	914	3	23

Period Ended October 31, 2007
Dollars:
Sold	$692	$32	$22	$265,545	$58,116	$135,019	$3,602	$1,358	$13	$3,021
Reinvested	—	—	—	21,503	5,309	5,114	—	—	—	—
Redeemed	(6)	(3)	—	(385,977)	(226,528)	(184,617)	(140)	(1)	—	(200)

Net Increase (Decrease)	$686	$29	$22	$(98,929)	$(163,103)	$(44,484)	$3,462	$1,357	$13	$2,821

Shares:
Sold	39	2	1	15,200	3,455	8,080	202	77	1	173
Reinvested	—	—	—	1,281	326	316	—	—	—	—
Redeemed	(1)	—	—	(22,181)	(13,418)	(11,041)	(8)	—	—	(11)

Net Increase (Decrease)	38	2	1	(5,700)	(9,637)	(2,645)	194	77	1	162

Distributions:
Period Ended April 30, 2008
From net investment income	$(19)	$(13)	$(3)	$(51,780)	$(21,024)	$(20,046)	$(203)	$(135)	$(1)	$(81)
From net realized gain on investments	(42)	(32)	(4)	(113,249)	(62,905)	(58,790)	(359)	(181)	(1)	(179)

Total Dividends and Distributions	$(61)	$(45)	$(7)	$(165,029)	$(83,929)	$(78,836)	$(562)	$(316)	$(2)	$(260)

Period Ended October 31, 2007
From net investment income	$—	$—	$—	$(22,880)	$(5,623)	$(5,580)	$—	$—	$—	$—

Total Dividends and Distributions	$—	$—	$—	$(22,880)	$(5,623)	$(5,580)	$—	$—	$—	$—

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	SAM Flexible Income Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$17,369	$27,576
Net realized gain (loss) from investment transactions and foreign currency transactions	24,746	16,583
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(49,030)	12,426

Net Increase (Decrease) in Net Assets Resulting from Operations	(6,915)	56,585

Dividends and Distributions to Shareholders
From net investment income	(18,029)	(27,064)
From net realized gain on investments	(18,079)	(2,757)

Total Dividends and Distributions	(36,108)	(29,821)

Capital Share Transactions
Net increase (decrease) in capital share transactions	86,175	(97,204)
Redemption fees — Class A	11	6
Redemption fees — Class B	2	2
Redemption fees — Class C	10	2

Total increase (decrease) in net assets	43,175	(70,430)

Net Assets
Beginning of period	796,884	867,314

End of period (including undistributed net investment income as set forth below)	$840,059	$796,884

Undistributed (overdistributed) net investment income (operating loss)	$2,035	$2,695

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$80	$13	$81	$98,909	$33,350	$38,263	$2,712	$4,620	$152	$141
Reinvested	14	4	—	16,541	9,564	5,709	44	44	5	19
Redeemed	—	—	(6)	(58,246)	(43,453)	(21,527)	(444)	(151)	(55)	(208)

Net Increase (Decrease)	$94	$17	$75	$57,204	$(539)	$22,445	$2,312	$4,513	$102	$(48)

Shares:
Sold	8	1	7	8,744	2,955	3,393	241	410	13	11
Reinvested	1	1	—	1,441	832	500	4	4	1	2
Redeemed	—	—	—	(5,137)	(3,833)	(1,910)	(39)	(14)	(5)	(18)

Net Increase (Decrease)	9	2	7	5,048	(46)	1,983	206	400	9	(5)

Period Ended October 31, 2007
Dollars:
Sold	$296	$99	$10	$82,035	$18,257	$38,621	$522	$111	$10	$406
Reinvested	3	—	—	13,627	8,075	4,092	1	1	—	4
Redeemed	—	—	—	(116,583)	(94,480)	(52,225)	(25)	(21)	—	(40)

Net Increase (Decrease)	$299	$99	$10	$(20,921)	$(68,148)	$(9,512)	$498	$91	$10	$370

Shares:
Sold	25	8	1	7,022	1,567	3,326	44	10	1	35
Reinvested	—	—	—	1,171	695	354	—	—	—	—
Redeemed	—	—	—	(9,974)	(8,089)	(4,493)	(2)	(2)	—	(3)

Net Increase (Decrease)	25	8	1	(1,781)	(5,827)	(813)	42	8	1	32

Distributions:
Period Ended April 30, 2008
From net investment income	$(8)	$(2)	$—	$(9,784)	$(5,081)	$(3,072)	$(29)	$(41)	$(3)	$(9)
From net realized gain on investments	(7)	(2)	—	(8,932)	(5,760)	(3,348)	(15)	(3)	(2)	(10)

Total Dividends and Distributions	$(15)	$(4)	$—	$(18,716)	$(10,841)	$(6,420)	$(44)	$(44)	$(5)	$(19)

Period Ended October 31, 2007
From net investment income	$(3)	$—	$—	$(14,465)	$(8,367)	$(4,223)	$(1)	$(1)	$—	$(4)
From net realized gain on investments	—	—	—	(1,285)	(1,004)	(468)	—	—	—	—

Total Dividends and Distributions	$(3)	$—	$—	$(15,750)	$(9,371)	$(4,691)	$(1)	$(1)	$—	$(4)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	SAM Strategic Growth Portfolio
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$49,763	$22,266
Net realized gain (loss) from investment transactions and foreign currency transactions	197,578	141,625
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(510,796)	246,017

Net Increase (Decrease) in Net Assets Resulting from Operations	(263,455)	409,908

Dividends and Distributions to Shareholders
From net investment income	(52,103)	(19,484)
From net realized gain on investments	(143,019)	—

Total Dividends and Distributions	(195,122)	(19,484)

Capital Share Transactions
Net increase (decrease) in capital share transactions	120,058	(141,294)
Redemption fees — Class A	5	7
Redemption fees — Class B	—	1
Redemption fees — Class C	2	9

Total increase (decrease) in net assets	(338,512)	249,147

Net Assets
Beginning of period	2,587,687	2,338,540

End of period (including undistributed net investment income as set forth below)	$2,249,175	$2,587,687

Undistributed (overdistributed) net investment income (operating loss)	$1,866	$4,206

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$466	$308	$602	$110,725	$17,746	$38,255	$25,887	$8,379	$54	$303
Reinvested	62	7	17	89,543	50,383	42,038	599	264	3	103
Redeemed	(4)	(1)	(5)	(115,803)	(93,605)	(52,289)	(1,802)	(2,042)	(11)	(124)

Net Increase (Decrease)	$524	$314	$614	$84,465	$(25,476)	$28,004	$24,684	$6,601	$46	$282

Shares:
Sold	26	19	33	6,236	1,053	2,258	1,484	471	3	17
Reinvested	3	—	1	4,658	2,767	2,304	32	14	—	5
Redeemed	—	—	—	(6,510)	(5,595)	(3,084)	(105)	(114)	(1)	(6)

Net Increase (Decrease)	29	19	34	4,384	(1,775)	1,478	1,411	371	2	16

Period Ended October 31, 2007
Dollars:
Sold	$754	$46	$48	$195,805	$44,755	$91,254	$3,744	$1,505	$10	$1,266
Reinvested	—	—	—	12,022	3,319	2,830	—	—	—	—
Redeemed	(8)	(3)	(8)	(232,834)	(151,100)	(114,425)	(121)	(92)	—	(61)

Net Increase (Decrease)	$746	$43	$40	$(25,007)	$(103,026)	$(20,341)	$3,623	$1,413	$10	$1,205

Shares:
Sold	38	2	2	10,059	2,417	4,927	189	75	1	65
Reinvested	—	—	—	647	188	159	—	—	—	—
Redeemed	(1)	—	—	(12,031)	(8,177)	(6,200)	(6)	(5)	—	(3)

Net Increase (Decrease)	37	2	2	(1,325)	(5,572)	(1,114)	183	70	1	62

Distributions:
Period Ended April 30, 2008
From net investment income	$(19)	$(2)	$(7)	$(28,508)	$(12,490)	$(10,736)	$(218)	$(91)	$(1)	$(31)
From net realized gain on investments	(43)	(5)	(10)	(66,460)	(41,008)	(34,865)	(381)	(173)	(2)	(72)

Total Dividends and Distributions	$(62)	$(7)	$(17)	$(94,968)	$(53,498)	$(45,601)	$(599)	$(264)	$(3)	$(103)

Period Ended October 31, 2007
From net investment income	$—	$—	$—	$(12,863)	$(3,534)	$(3,087)	$—	$—	$—	$—

Total Dividends and Distributions	$—	$—	$—	$(12,863)	$(3,534)	$(3,087)	$—	$—	$—	$—

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	Short-Term Bond Fund

	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$7,040	$11,957
Net realized gain (loss) from investment transactions and foreign currency transactions	980	(1,093)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(15,051)	(2,110)

Net Increase (Decrease) in Net Assets Resulting from Operations	(7,031)	8,754

Dividends and Distributions to Shareholders
From net investment income	(7,278)	(12,646)

Total Dividends and Distributions	(7,278)	(12,646)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(15,617)	80,112
Redemption fees — Class A	—	1
Redemption fees — Class J	3	1

Total increase (decrease) in net assets	(29,923)	76,222

Net Assets
Beginning of period	295,531	219,309

End of period (including undistributed net investment income as set forth below)	$265,608	$295,531

Undistributed (overdistributed) net investment income (operating loss)	$(523)	$(494)

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$8,019	$87	$233	$3,921	$1,003	$6,176	$32,900	$1,706	$1,127
Reinvested	407	3	6	1,974	35	1,387	3,156	66	54
Redeemed	(25,699)	(7)	(55)	(13,029)	(501)	(10,115)	(24,336)	(3,118)	(1,017)

Net Increase (Decrease)	$(17,273)	$83	$184	$(7,134)	$537	$(2,552)	$11,720	$(1,346)	$164

Shares:
Sold	821	9	24	404	103	635	3,415	177	119
Reinvested	42	—	1	205	4	144	328	7	6
Redeemed	(2,690)	(1)	(6)	(1,351)	(53)	(1,049)	(2,549)	(321)	(107)

Net Increase (Decrease)	(1,827)	8	19	(742)	54	(270)	1,194	(137)	18

Year Ended October 31, 2007
Dollars:
Sold	$19,845	$17,878	$112	$17,773	$1,984	$20,749	$65,106	$12,631	$8,095
Reinvested	252	137	4	4,287	24	2,733	4,631	186	93
Redeemed	(1,085)	(18,042)	(30)	(25,317)	(408)	(13,758)	(15,834)	(15,215)	(6,719)

Net Increase (Decrease)	$19,012	$(27)	$86	$(3,257)	$1,600	$9,724	$53,903	$(2,398)	$1,469

Shares:
Sold	1,998	1,819	11	1,795	201	2,092	6,577	1,277	822
Reinvested	25	14	1	434	2	276	469	19	10
Redeemed	(110)	(1,832)	(3)	(2,558)	(41)	(1,389)	(1,599)	(1,536)	(683)

Net Increase (Decrease)	1,913	1	9	(329)	162	979	5,447	(240)	149

Distributions:
Period Ended April 30, 2008
From net investment income	$(409)	$(3)	$(6)	$(2,091)	$(38)	$(1,409)	$(3,202)	$(66)	$(54)

Total Dividends and Distributions	$(409)	$(3)	$(6)	$(2,091)	$(38)	$(1,409)	$(3,202)	$(66)	$(54)

Year Ended October 31, 2007
From net investment income	$(253)	$(137)	$(5)	$(4,550)	$(26)	$(2,755)	$(4,641)	$(186)	$(93)

Total Dividends and Distributions	$(253)	$(137)	$(5)	$(4,550)	$(26)	$(2,755)	$(4,641)	$(186)	$(93)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
 (unaudited)

Amounts in thousands	Short-Term Income Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$9,249	$9,855
Net realized gain (loss) from investment transactions and foreign currency transactions	(1,235)	(354)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	3,473	548

Net Increase (Decrease) in Net Assets Resulting from Operations	11,487	10,049

Dividends and Distributions to Shareholders
From net investment income	(9,252)	(9,926)

Total Dividends and Distributions	(9,252)	(9,926)

Capital Share Transactions
Net increase (decrease) in capital share transactions	298,833	(27,364)
Redemption fees — Class A	—	1

Total increase (decrease) in net assets	301,068	(27,240)

Net Assets
Beginning of period	210,142	237,382

End of period (including undistributed net investment income as set forth below)	$511,210	$210,142

Undistributed (overdistributed) net investment income (operating loss)	$93	$75

	Class A	Class B(a)	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$13,551	$—	$1,180	$307,386
Reinvested	603	—	64	8,441
Redeemed	(11,945)	—	(1,059)	(19,388)

Net Increase (Decrease)	$2,209	$—	$185	$296,439

Shares:
Sold	1,153	—	100	26,494
Reinvested	52	—	6	721
Redeemed	(1,022)	—	(91)	(1,654)

Net Increase (Decrease)	183	—	15	25,561

Year Ended October 31, 2007
Dollars:
Sold	$32,786	$3,928	$811	$5,311
Reinvested	1,290	70	162	7,650
Redeemed	(29,504)	(20,437)	(3,007)	(26,424)

Net Increase (Decrease)	$4,572	$(16,439)	$(2,034)	$(13,463)

Shares:
Sold	2,826	338	70	458
Reinvested	109	6	14	659
Redeemed	(2,543)	(1,760)	(259)	(2,277)

Net Increase (Decrease)	392	(1,416)	(175)	(1,160)

Distributions:
Period Ended April 30, 2008
From net investment income	$(737)	$—	$(73)	$(8,442)

Total Dividends and Distributions	$(737)	$—	$(73)	$(8,442)

Year Ended October 31, 2007
From net investment income	$(1,645)	$(97)	$(195)	$(7,989)

Total Dividends and Distributions	$(1,645)	$(97)	$(195)	$(7,989)

(a) Class B shares discontinued operations and converted to Class A shares on January 4, 2007.
See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SmallCap Blend Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$215	$(716)
Net realized gain (loss) from investment transactions and foreign currency transactions	(8,406)	28,909
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(39,244)	12,799

Net Increase (Decrease) in Net Assets Resulting from Operations	(47,435)	40,992

Dividends and Distributions to Shareholders
From net realized gain on investments	(28,163)	(27,355)

Total Dividends and Distributions	(28,163)	(27,355)

Capital Share Transactions
Net increase (decrease) in capital share transactions	4,983	6,269
Redemption fees — Class A	—	15

Total increase (decrease) in net assets	(70,615)	19,921

Net Assets
Beginning of period	353,970	334,049

End of period (including undistributed net investment income as set forth below)	$283,355	$353,970

Undistributed (overdistributed) net investment income (operating loss)	$215	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$231	$192	$35	$4,439	$402	$34	$2,176	$—	$413	$806
Reinvested	146	217	33	9,216	1,726	121	12,925	3,319	203	165
Redeemed	(342)	(438)	(136)	(10,377)	(3,529)	(80)	(15,301)	(693)	(487)	(433)

Net Increase (Decrease)	$35	$(29)	$(68)	$3,278	$(1,401)	$75	$(200)	$2,626	$129	$538

Shares:
Sold	17	12	2	305	27	2	150	—	28	55
Reinvested	9	14	2	594	114	8	868	210	13	11
Redeemed	(23)	(32)	(9)	(715)	(253)	(5)	(1,093)	(48)	(33)	(29)

Net Increase (Decrease)	3	(6)	(5)	184	(112)	5	(75)	162	8	37

Year Ended October 31, 2007
Dollars:
Sold	$406	$232	$229	$16,639	$1,900	$1,709	$19,852	$—	$1,532	$1,058
Reinvested	162	204	16	8,779	1,955	—	12,264	3,161	608	119
Redeemed	(1,009)	(398)	(29)	(21,734)	(6,936)	(167)	(24,949)	(2,190)	(6,574)	(570)

Net Increase (Decrease)	$(441)	$38	$216	$3,684	$(3,081)	$1,542	$7,167	$971	$(4,434)	$607

Shares:
Sold	23	14	13	959	112	98	1,191	—	86	61
Reinvested	10	12	1	528	119	—	767	188	36	7
Redeemed	(58)	(23)	(2)	(1,250)	(407)	(10)	(1,494)	(121)	(385)	(33)

Net Increase (Decrease)	(25)	3	12	237	(176)	88	464	67	(263)	35

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(146)	$(217)	$(33)	$(9,271)	$(1,753)	$(124)	$(12,930)	$(3,319)	$(205)	$(165)

Total Dividends and Distributions	$(146)	$(217)	$(33)	$(9,271)	$(1,753)	$(124)	$(12,930)	$(3,319)	$(205)	$(165)

Year Ended October 31, 2007
From net realized gain on investments	$(162)	$(204)	$(16)	$(8,840)	$(1,981)	$—	$(12,264)	$(3,161)	$(608)	$(119)

Total Dividends and Distributions	$(162)	$(204)	$(16)	$(8,840)	$(1,981)	$—	$(12,264)	$(3,161)	$(608)	$(119)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SmallCap Growth Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$(493)	$(1,297)
Net realized gain (loss) from investment transactions and foreign currency transactions	(10,046)	55,176
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(56,650)	10,559

Net Increase (Decrease) in Net Assets Resulting from Operations	(67,189)	64,438

Dividends and Distributions to Shareholders
From net realized gain on investments	(24,053)	(2,080)

Total Dividends and Distributions	(24,053)	(2,080)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(81,548)	370,677
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	(172,790)	433,036

Net Assets
Beginning of period	478,257	45,221

End of period (including undistributed net investment income as set forth below)	$305,467	$478,257

Undistributed (overdistributed) net investment income (operating loss)	$(493)	$—

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,854	$171	$214	$5,810	$381	$674	$2,987	$6,581	$2,301	$60
Reinvested	133	54	11	6,323	395	103	2,528	14,253	72	20
Redeemed	(472)	(218)	(4)	(54,840)	(1,464)	(321)	(3,646)	(64,900)	(581)	(27)

Net Increase (Decrease)	$1,515	$7	$221	$(42,707)	$(688)	$456	$1,869	$(44,066)	$1,792	$53

Shares:
Sold	212	19	28	688	45	79	366	785	260	7
Reinvested	14	6	1	686	43	11	293	1,540	8	2
Redeemed	(55)	(27)	(1)	(7,011)	(184)	(40)	(462)	(6,816)	(68)	(3)

Net Increase (Decrease)	171	(2)	28	(5,637)	(96)	50	197	(4,491)	200	6

Year Ended October 31, 2007
Dollars:
Sold	$2,002	$411	$113	$10,553	$534	$1,058	$7,851	$12,489	$603	$326
Issued in acquisitions	—	—	—	105,315	7,832	924	—	284,360	—	—
Reinvested	3	34	3	—	—	—	1,596	391	49	2
Redeemed	(413)	(273)	(4)	(15,613)	(1,757)	(373)	(7,512)	(39,224)	(543)	(60)

Net Increase (Decrease)	$1,592	$172	$112	$100,255	$6,609	$1,609	$1,935	$258,016	$109	$268

Shares:
Sold	219	44	12	1,111	56	109	874	1,326	65	32
Issued in acquisitions	—	—	—	11,840	881	104	—	31,975	—	—
Reinvested	—	4	—	—	—	—	190	44	5	—
Redeemed	(44)	(29)	—	(1,645)	(187)	(42)	(849)	(4,173)	(57)	(6)

Net Increase (Decrease)	175	19	12	11,306	750	171	215	29,172	13	26

Distributions:
Period Ended April 30, 2008
From net realized gain on investments	$(133)	$(54)	$(12)	$(6,431)	$(431)	$(114)	$(2,532)	$(14,254)	$(72)	$(20)

Total Dividends and Distributions	$(133)	$(54)	$(12)	$(6,431)	$(431)	$(114)	$(2,532)	$(14,254)	$(72)	$(20)

Year Ended October 31, 2007
From net realized gain on investments	$(3)	$(34)	$(3)	$—	$—	$—	$(1,598)	$(391)	$(49)	$(2)

Total Dividends and Distributions	$(3)	$(34)	$(3)	$—	$—	$—	$(1,598)	$(391)	$(49)	$(2)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SmallCap S&P 600 Index Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$2,271	$2,929
Net realized gain (loss) from investment transactions and foreign currency transactions	6,504	39,180
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(68,580)	1,188

Net Increase (Decrease) in Net Assets Resulting from Operations	(59,805)	43,297

Dividends and Distributions to Shareholders
From net investment income	(3,200)	(2,057)
From net realized gain on investments	(40,581)	(22,227)

Total Dividends and Distributions	(43,781)	(24,284)

Capital Share Transactions
Net increase (decrease) in capital share transactions	74,348	103,643
Redemption fees — Class J	—	1

Total increase (decrease) in net assets	(29,238)	122,657

Net Assets
Beginning of period	510,184	387,527

End of period (including undistributed net investment income as set forth below)	$480,946	$510,184

Undistributed (overdistributed) net investment income (operating loss)	$1,587	$2,516

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$5,744	$1,868	$914	$11,191	$45,345	$7,731	$7,027
Reinvested	3,971	1,975	377	7,333	21,309	7,444	1,357
Redeemed	(5,801)	(3,405)	(428)	(9,926)	(15,473)	(11,788)	(2,417)

Net Increase (Decrease)	$3,914	$438	$863	$8,598	$51,181	$3,387	$5,967

Shares:
Sold	359	116	57	727	2,851	485	448
Reinvested	234	117	23	451	1,269	434	79
Redeemed	(361)	(213)	(28)	(651)	(998)	(726)	(145)

Net Increase (Decrease)	232	20	52	527	3,122	193	382

Year Ended October 31, 2007
Dollars:
Sold	$19,059	$5,138	$2,891	$19,732	$88,866	$27,697	$8,419
Reinvested	2,079	1,358	116	4,555	10,522	4,848	794
Redeemed	(7,232)	(5,341)	(558)	(14,568)	(37,406)	(21,805)	(5,521)

Net Increase (Decrease)	$13,906	$1,155	$2,449	$9,719	$61,982	$10,740	$3,692

Shares:
Sold	1,004	273	154	1,085	4,711	1,452	443
Reinvested	113	74	7	258	577	261	43
Redeemed	(381)	(282)	(31)	(799)	(2,049)	(1,162)	(287)

Net Increase (Decrease)	736	65	130	544	3,239	551	199

Distributions:
Period Ended April 30, 2008
From net investment income	$(166)	$(43)	$(3)	$(248)	$(2,125)	$(535)	$(80)
From net realized gain on investments	(3,805)	(1,932)	(374)	(7,088)	(19,196)	(6,909)	(1,277)

Total Dividends and Distributions	$(3,971)	$(1,975)	$(377)	$(7,336)	$(21,321)	$(7,444)	$(1,357)

Year Ended October 31, 2007
From net investment income	$(86)	$(13)	$—	$(66)	$(1,392)	$(442)	$(58)
From net realized gain on investments	(1,993)	(1,346)	(116)	(4,491)	(9,139)	(4,406)	(736)

Total Dividends and Distributions	$(2,079)	$(1,359)	$(116)	$(4,557)	$(10,531)	$(4,848)	$(794)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	SmallCap Value Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$2,248	$3,819
Net realized gain (loss) from investment transactions and foreign currency transactions	(46,556)	35,616
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(18,549)	(34,396)

Net Increase (Decrease) in Net Assets Resulting from Operations	(62,857)	5,039

Dividends and Distributions to Shareholders
From net investment income	(4,802)	(1,000)
From net realized gain on investments	(41,414)	(10,978)

Total Dividends and Distributions	(46,216)	(11,978)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(1,830)	398,629
Redemption fees — Class J	1	—

Total increase (decrease) in net assets	(110,902)	391,690

Net Assets
Beginning of period	614,776	223,086

End of period (including undistributed net investment income as set forth below)	$503,874	$614,776

Undistributed (overdistributed) net investment income (operating loss)	$808	$3,362

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class B	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$1,058	$586	$230	$3,293	$305	$1,031	$4,276	$38,584	$2,863	$1,300
Reinvested	1,036	594	105	1,480	302	280	5,360	33,281	2,805	620
Redeemed	(1,949)	(1,150)	(179)	(5,201)	(873)	(716)	(9,570)	(77,023)	(3,753)	(805)

Net Increase (Decrease)	$145	$30	$156	$(428)	$(266)	$595	$66	$(5,158)	$1,915	$1,115

Shares:
Sold	69	39	15	210	20	65	279	2,449	184	83
Reinvested	62	36	7	89	18	17	332	1,991	167	37
Redeemed	(123)	(75)	(12)	(331)	(57)	(47)	(635)	(4,580)	(236)	(51)

Net Increase (Decrease)	8	—	10	(32)	(19)	35	(24)	(140)	115	69

Year Ended October 31, 2007
Dollars:
Sold	$9,416	$4,975	$1,464	$12,265	$1,241	$2,868	$20,249	$102,333	$29,159	$6,077
Issued in acquisitions	—	—	—	9,544	2,995	2,592	—	294,007	—	—
Reinvested	479	325	50	420	79	—	3,273	5,944	1,058	321
Redeemed	(5,028)	(3,635)	(1,096)	(7,664)	(1,273)	(905)	(18,741)	(60,598)	(10,937)	(2,628)

Net Increase (Decrease)	$4,867	$1,665	$418	$14,565	$3,042	$4,555	$4,781	$341,686	$19,280	$3,770

Shares:
Sold	498	263	77	646	66	152	1,096	5,400	1,557	317
Issued in acquisitions	—	—	—	502	158	136	—	15,450	—	—
Reinvested	25	17	3	22	4	—	177	310	55	17
Redeemed	(264)	(193)	(59)	(406)	(68)	(48)	(1,021)	(3,196)	(579)	(138)

Net Increase (Decrease)	259	87	21	764	160	240	252	17,964	1,033	196

Distributions:
Period Ended April 30, 2008
From net investment income	$(68)	$(28)	$(3)	$(104)	$—	$—	$(322)	$(3,938)	$(285)	$(54)
From net realized gain on investments	(968)	(566)	(102)	(1,568)	(321)	(341)	(5,044)	(29,353)	(2,585)	(566)

Total Dividends and Distributions	$(1,036)	$(594)	$(105)	$(1,672)	$(321)	$(341)	$(5,366)	$(33,291)	$(2,870)	$(620)

Year Ended October 31, 2007
From net investment income	$(15)	$—	$—	$—	$—	$—	$—	$(864)	$(99)	$(22)
From net realized gain on investments	(464)	(325)	(50)	(434)	(79)	—	(3,277)	(5,081)	(969)	(299)

Total Dividends and Distributions	$(479)	$(325)	$(50)	$(434)	$(79)	$—	$(3,277)	$(5,945)	$(1,068)	$(321)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	Ultra Short Bond Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$4,741	$11,635
Net realized gain (loss) from investment transactions and foreign currency transactions	(376)	(770)
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(21,894)	(10,101)

Net Increase (Decrease) in Net Assets Resulting from Operations	(17,529)	764

Dividends and Distributions to Shareholders
From net investment income	(5,082)	(11,512)
From net realized gain on investments	—	(44)

Total Dividends and Distributions	(5,082)	(11,556)

Capital Share Transactions
Net increase (decrease) in capital share transactions	3,473	(75,491)
Redemption fees — Class A	—	13

Total increase (decrease) in net assets	(19,138)	(86,270)

Net Assets
Beginning of period	203,767	290,037

End of period (including undistributed net investment income as set forth below)	$184,629	$203,767

Undistributed (overdistributed) net investment income (operating loss)	$(62)	$65

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$2,250	$1,059	$—	$735	$613	$1,231	$29,138	$229	$—
Reinvested	67	178	—	242	31	703	3,728	33	—
Redeemed	(1,662)	(1,639)	—	(6,364)	(2,152)	(5,098)	(18,252)	(1,597)	—

Net Increase (Decrease)	$655	$(402)	$—	$(5,387)	$(1,508)	$(3,164)	$14,614	$(1,335)	$—

Shares:
Sold	248	114	—	80	66	135	3,129	24	—
Reinvested	7	20	—	27	3	78	411	4	—
Redeemed	(183)	(182)	—	(697)	(243)	(564)	(1,963)	(171)	—

Net Increase (Decrease)	72	(48)	—	(590)	(174)	(351)	1,577	(143)	—

Year Ended October 31, 2007
Dollars:
Sold	$2,747	$1,560	$—	$31,482	$3,559	$4,134	$41,803	$2,396	$—
Reinvested	142	434	1	1,022	46	1,740	7,604	340	1
Redeemed	(2,801)	(2,814)	—	(36,111)	(621)	(7,984)	(96,488)	(27,683)	—

Net Increase (Decrease)	$88	$(820)	$1	$(3,607)	$2,984	$(2,110)	$(47,081)	$(24,947)	$1

Shares:
Sold	277	157	—	3,143	357	417	4,221	241	—
Reinvested	14	44	—	103	5	177	767	35	—
Redeemed	(284)	(285)	—	(3,633)	(63)	(811)	(9,617)	(2,774)	—

Net Increase (Decrease)	7	(84)	—	(387)	299	(217)	(4,629)	(2,498)	—

Distributions:
Period Ended April 30, 2008
From net investment income	$(69)	$(178)	$—	$(314)	$(51)	$(708)	$(3,729)	$(33)	$—

Total Dividends and Distributions	$(69)	$(178)	$—	$(314)	$(51)	$(708)	$(3,729)	$(33)	$—

Year Ended October 31, 2007
From net investment income	$(142)	$(432)	$(1)	$(1,213)	$(63)	$(1,748)	$(7,577)	$(335)	$(1)
From net realized gain on investments	—	(2)	—	(4)	—	(6)	(27)	(5)	—

Total Dividends and Distributions	$(142)	$(434)	$(1)	$(1,217)	$(63)	$(1,754)	$(7,604)	$(340)	$(1)

See accompanying notes.

Statement of Changes In Net Assets
Principal Investors Fund, Inc.
(unaudited)

Amounts in thousands	West Coast Equity Fund
	Period Ended	Year Ended
	April 30, 2008	October 31, 2007
Operations
Net investment income (operating loss)	$5,835	$12,544
Net realized gain (loss) from investment transactions and foreign currency transactions	46,562	123,355
Change in unrealized appreciation/depreciation of investments and translation of assets and liabilities in foreign currencies	(258,142)	166,256

Net Increase (Decrease) in Net Assets Resulting from Operations	(205,745)	302,155

Dividends and Distributions to Shareholders
From net investment income	(10,800)	(9,570)
From net realized gain on investments	(123,750)	(44,214)

Total Dividends and Distributions	(134,550)	(53,784)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(199,207)	(250,221)
Redemption fees — Class A	1	3

Total increase (decrease) in net assets	(539,501)	(1,847)

Net Assets
Beginning of period	1,910,880	1,912,727

End of period (including undistributed net investment income as set forth below)	$1,371,379	$1,910,880

Undistributed (overdistributed) net investment income (operating loss)	$2,972	$7,937

	Class A	Class B	Class C	Institutional

Capital Share Transactions:
Period Ended April 30, 2008
Dollars:
Sold	$32,284	$5,476	$2,263	$20,252
Reinvested	62,604	12,006	1,497	53,063
Redeemed	(310,300)	(25,382)	(3,453)	(49,517)

Net Increase (Decrease)	$(215,412)	$(7,900)	$307	$23,798

Shares:
Sold	778	150	60	451
Reinvested	1,402	309	39	1,175
Redeemed	(7,841)	(704)	(95)	(1,121)

Net Increase (Decrease)	(5,661)	(245)	4	505

Year Ended October 31, 2007
Dollars:
Sold	$87,518	$14,822	$5,251	$4,368
Reinvested	22,332	4,160	491	24,623
Redeemed	(158,746)	(41,059)	(7,312)	(206,669)

Net Increase (Decrease)	$(48,896)	$(22,077)	$(1,570)	$(177,678)

Shares:
Sold	1,944	375	131	95
Reinvested	510	108	13	556
Redeemed	(3,521)	(1,028)	(184)	(4,664)

Net Increase (Decrease)	(1,067)	(545)	(40)	(4,013)

Distributions:
Period Ended April 30, 2008
From net investment income	$(4,780)	$—	$—	$(6,020)
From net realized gain on investments	(61,555)	(13,476)	(1,676)	(47,043)

Total Dividends and Distributions	$(66,335)	$(13,476)	$(1,676)	$(53,063)

Year Ended October 31, 2007
From net investment income	$(3,642)	$—	$—	$(5,928)
From net realized gain on investments	(20,195)	(4,772)	(552)	(18,695)

Total Dividends and Distributions	$(23,837)	$(4,772)	$(552)	$(24,623)

See accompanying notes.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (Unaudited)
1. Organization
Principal Investors Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. At April 30, 2008, the Fund consists of 72 separate funds. The financial statements for Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund I, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Quality Intermediate-Term Bond Fund, High Yield Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Growth Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, MidCap Growth Fund, MidCap S&P 400 Index Fund, MidCap Stock Fund, MidCap Value Fund, Money Market Fund, Mortgage Securities Fund, Partners Global Equity Fund, Partners International Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners LargeCap Value Fund I, Partners LargeCap Value Fund II, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Growth Fund II, Partners MidCap Value Fund, Partners MidCap Value Fund I, Partners SmallCap Blend Fund, Partners SmallCap Growth Fund I, Partners SmallCap Growth Fund II, Partners SmallCap Growth Fund III, Partners SmallCap Value Fund, Partners SmallCap Value Fund I, Partners SmallCap Value Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Bond Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap S&P 600 Index Fund, SmallCap Value Fund, Ultra Short Bond Fund, and West Coast Equity Fund (known as the “Funds”) are presented herein. The Funds may offer up to ten classes of shares: Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, Institutional, Preferred, and Select. Information in these financial statements pertains to Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares. Certain detailed financial information for Class A, Class B, and Class C shares is provided separately.
On December 31, 2006, Principal Financial Services, Inc. and its subsidiary, Principal Management Corporation acquired all of the outstanding stock of WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. (the “Transaction”). Immediately following the Transaction, WM Advisors, Inc., WM Shareholder Services, Inc., and WM Funds Distributor, Inc. were renamed, Edge Asset Management, Inc., Principal Shareholder Services, Inc., and Principal Funds Distributor, Inc.
Effective January 10, 2007, the initial purchases of $10,000 of Class A and Class B shares of SmallCap Growth Fund were made by Principal Life Insurance Company.
Effective January 10, 2007, the initial purchases of $10,000 of Class C shares of Bond & Mortgage Securities Fund, Disciplined LargeCap Blend Fund, Diversified International Fund, Government & High Quality Bond Fund, Inflation Protection Fund, International Emerging Markets Fund, LargeCap Growth Fund, LargeCap S&P 500 Index Fund, LargeCap Value Fund, MidCap Blend Fund, Money Market Fund, Partners LargeCap Blend Fund, Partners LargeCap Blend Fund I, Partners LargeCap Growth Fund I, Partners LargeCap Growth Fund II, Partners LargeCap Value Fund, Partners MidCap Growth Fund, Partners MidCap Growth Fund I, Partners MidCap Value Fund, Partners SmallCap Growth Fund II, Preferred Securities Fund, Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, Real Estate Securities Fund, Short-Term Bond Fund, SmallCap Blend Fund, SmallCap Growth Fund, SmallCap Value Fund, and Ultra Short Bond Fund (the “Principal Funds”) were made by Principal Life Insurance Company.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (Unaudited)
1. Organization (Continued)
Effective January 12, 2007, Disciplined LargeCap Blend Fund, LargeCap Growth Fund, High Yield Fund II, Income Fund, Diversified International Fund, MidCap Stock Fund, Money Market Fund, Real Estate Securities Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, Short-Term Income Fund, SmallCap Growth Fund, SmallCap Value Fund, Mortgage Securities Fund, and West Coast Equity Fund (the “Acquiring Funds”) acquired all the assets and assumed all the liabilities in a tax-free reorganization of a corresponding series of WM Strategic Asset Management Portfolios, LLC, WM Trust I, and WM Trust II (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. Approximate conversion ratios, net assets of the Acquired Fund immediately prior to the acquisition (including accumulated net investment income/loss, accumulated realized gains/losses and unrealized appreciation/depreciation) and net assets of the Acquiring Fund immediately prior to and immediately following the acquisition were as follows:

											Net Assets
						Accumulated					of
						Net	Accumulated		Net Assets	Net Assets	Acquiring
						Investment	Realized	Unrealized	of	of	Fund
		Conversion Ratio				Income/	Gains/	Appreciation	Acquired	Acquiring	following
Acquired	Acquiring	Class				(Loss)	(Losses)	(Depreciation)	Fund	Fund	acquisition
Fund	Fund	A	B	C	I	(000s)	(000s)	(000s)	(000s)	(000s)	(000s)
WM Balanced Portfolio*	SAM Balanced Portfolio	1.00	1.00	1.00	N/A	$19,523	$165,685	$690,642	$4,754,130	$—	$4,754,130

WM Conservative Balanced Portfolio*	SAM Conservative Balanced Portfolio	1.00	1.00	1.00	N/A	2,123	15,101	63,214	649,021	—	649,021

WM Conservative Growth Portfolio*	SAM Conservative Growth Portfolio	1.00	1.00	1.00	N/A	18,484	185,608	691,794	3,924,790	—	3,925,790

WM Flexible Income Portfolio*	SAM Flexible Income Portfolio	1.00	1.00	1.00	N/A	1,405	4,809	68,863	844,683	—	844,683

WM Growth & Income Fund	Disciplined LargeCap Blend Fund	1.59	1.54	1.51	1.59	—	(7,765)	519,637	2,351,132	1,074,834	3,425,966

WM Growth Fund	LargeCap Growth Fund	2.17	1.95	1.94	2.27	—	(182,164)	287,667	2,468,659	1,012,961	3,481,620

WM High Yield Fund*	High Yield Fund II	1.00	1.00	1.00	1.00	928	(1,890)	71,874	1,279,416	—	1,279,416

WM Income Fund*	Income Fund	1.00	1.00	1.00	1.00	1,569	(18,709)	(2,667)	949,537	—	949,537

WM International Growth Fund	Diversified International Growth Fund	0.81	0.77	0.75	0.82	(5,500)	(461)	171,434	1,252,475	866,788	2,119,263

WM Mid Cap Stock Fund*	MidCap Stock Fund	1.00	1.00	1.00	1.00	(101)	4,548	330,139	1,035,815	—	187,654

WM Money Market Fund	Money Market Fund	1.00	1.00	1.00	1.00	—	(4)	—	1,324,270	742,321	2,066,591

WM REIT Fund	Real Estate Securities Fund	0.67	0.66	0.66	0.67	—	—	153,242	501,306	1,435,213	1,936,519

WM Short Term Income Fund*	Short-Term Income Fund	0.20	N/A	0.20	0.20	207	(4,298)	(2,812)	235,427	—	235,427

WM Small Cap Growth Fund	SmallCap Growth Fund	1.74	1.50	1.52	1.81	—	(30,623)	43,997	398,431	48,409	446,840

WM Small Cap Value Fund	SmallCap Value Fund	0.57	0.57	0.57	0.57	—	4,429	19,964	309,138	262,371	571,509

WM Strategic Growth Portfolio*	SAM Strategic Growth Portfolio	1.00	1.00	1.00	N/A	12,204	116,619	424,530	2,419,549	—	2,419,549

WM U.S. Government Securities Fund*	Mortgage Securities Fund	1.00	1.00	1.00	1.00	385	(31,715)	(30,845)	1,690,434	—	1,690,434

WM West Coast Equity Fund*	West Coast Equity Fund	1.00	1.00	1.00	1.00	(42)	33,232	647,760	1,974,211	—	1,974,211

*	Designates the survivor for accounting and performance reporting purposes (the “Reorganized Funds”).

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (Unaudited)
1. Organization (Continued)
Effective January 12, 2007, Equity Income Fund I acquired all the assets and assumed all the liabilities of WM Equity Income Fund and Equity Income Fund (the “Acquired Funds”) pursuant to an Agreement and Plan of Reorganization (the “Reorganization”) approved by shareholders of the Acquired Funds on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from the Acquired Funds for shares of Equity Income Fund I at an approximate exchange rate of 1.00 for WM Equity Income Fund Class A, Class B, Class C, and Institutional Class shares, and ..60 for Equity Income Fund Class A and Class B shares. The aggregate net assets of WM Equity Income Fund, Equity Income Fund, and Equity Income Fund I immediately prior to the acquisition were approximately $3,979,523,000 (including approximately $2,539,000 of accumulated net investment income, $49,241,000 of accumulated realized gains, and $755,745,000 of unrealized appreciation), $124,300,000 (including approximately $54,000 of accumulated net investment income, $37,000 of accumulated realized losses, and $7,424,000 unrealized appreciation), and $0, respectively. The aggregate net assets of Equity Income Fund I immediately following the acquisition were $4,103,823,000. WM Equity Income Fund is the survivor for accounting and performance reporting purposes (a “Reorganized Fund”).
Effective January 12, 2007, Partners LargeCap Growth Fund II acquired all the assets and assumed all the liabilities of Partners LargeCap Growth Fund pursuant to a plan of acquisition approved by the shareholders of Partners LargeCap Growth Fund on December 15, 2006. The acquisition was accomplished by a tax-free exchange of shares from Partners LargeCap Growth Fund for shares of Partners LargeCap Growth Fund II at an approximate exchange rate of 1.42 for Advisors Preferred, 1.42 for Advisors Select, 1.40 for Advisors Signature, 1.45 for Class J, 1.40 for Institutional, 1.41 for Preferred, and 1.41 for Select shares. The aggregate net assets of Partners LargeCap Growth Fund and Partners LargeCap Growth Fund II immediately prior to the acquisition were approximately $132,168,000 (including approximately $42,000 of accumulated net investment operating loss and $10,810,000 of unrealized appreciation) and $748,188,000, respectively. The aggregate net assets of Partners LargeCap Growth Fund II immediately following the acquisition were $880,356,000.
Effective January 12, 2007, the initial purchases of $10,000 of Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares of SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”), respectively, were made by Principal Life Insurance Company.
Effective January 4, 2007, Class B shares of WM Short Term Income Fund discontinued operations and converted to Class A shares of WM Short Term Income Fund.
Effective October 1, 2007, the initial purchases of $10,000 of Class A and Class C shares of International Growth Fund, $1,500,000 of Class A and Class C shares and $2,000,000 of Institutional Class shares of Global Real Estate Securities Fund were made by Principal Life Insurance Company.
Effective February 29, 2008, the initial purchases of $10,000 of Advisors Preferred, Advisors Select, Advisors Signature, Institutional, Preferred, and Select Classes of shares of Principal LifeTime 2015 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2045 Fund and Principal LifeTime 2055 Fund were made by Principal Life Insurance Company.
All classes of shares for each of the Funds represents interests in the same portfolio of investments, and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.
2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:
Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with the SAM Portfolios invest in Institutional Class shares of other series of Principal Investors Fund, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (Unaudited)
2. Significant Accounting Policies (Continued)
The Funds (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (the “Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are ordinarily not reflected in the Funds’ net asset values. If events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are determined to materially affect the value of a foreign security, then the security is valued at its fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.
Short-term securities are valued at amortized cost, which approximates market. Money Market Fund values its securities at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.
Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (Unaudited)
2. Significant Accounting Policies (Continued)
Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities. The Funds allocate daily all income and realized and unrealized gains or losses to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.
Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Management Corporation.
Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations. Expenses included in the statements of operations of the Principal LifeTime Funds and SAM Portfolios reflect the expenses of each Principal LifeTime Fund and SAM Portfolio and do not include any expenses associated with the Underlying Funds.
Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains and losses from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Short-Term Bond Fund, Short-Term Income Fund and Ultra Short Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.
Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in Real Estate Investment Trusts (“REITs”). Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates must be used in reporting the character of income and distributions for financial statement purposes.
Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds is qualified as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.
On July 13th, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. FIN 48 became effective for the Funds on November 1, 2007. Management has evaluated the implications of FIN 48 and has determined there was no material impact on the Funds’ financial statements.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (Unaudited)
2. Significant Accounting Policies (Continued)
Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations.
Gains realized upon the disposition of Indian securities held by the Funds are subject to capital gains tax in India, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains. Realized losses in excess of gains may be carried forward eight years to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on Indian securities. At April 30, 2008, Diversified International Fund had a foreign tax refund receivable of $90,000, no deferred tax liability, and no capital loss carryforward, and International Emerging Markets Fund had a foreign tax refund receivable of $348,000, no deferred tax liability, and no capital loss carryforward, relating to Indian securities.
Recent Accounting Pronouncement. In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds’ financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.
Redemption and Exchange Fees. Each of the Funds, except Money Market Fund, will impose a redemption or exchange fee on redemptions or exchanges of $30,000 or more of Class J shares redeemed or exchanged within 30 days after they are purchased. The fee is equal to 1.00% of the total redemption or exchange amount. The fee is paid to the Funds and is intended to offset the trading costs, market impact, and other costs associated with short-term money movements in and out of the Funds.
3. Operating Policies
Custody Credits. The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances is used to offset a portion of each Funds’ expenses. These amounts are shown separately in the statements of operations.
Foreign Currency Contracts. At April 30, 2008, certain of the Funds owned forward contracts to buy and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The foreign currency contracts outstanding as of April 30, 2008 are included in the schedules of investments.
Futures Contracts. The Funds may enter into futures contracts for both hedging and non-hedging purposes. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Funds agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Funds as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ cost basis in the contract.
Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair market value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities. Information regarding illiquid securities is included with footnote designations in the schedules of investments.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (Unaudited)
3. Operating Policies (Continued)
Indemnification. Under the Fund’s by-laws present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.
Joint Trading Account. Certain of the Funds may, pursuant to an exemptive order issued by the Securities and Exchange Commission, transfer uninvested funds into a joint trading account. The order permits the participating Funds’ cash balances to be deposited into a single joint account along with the cash of other registered investment companies managed by Principal Management Corporation. These balances may be invested in one or more short-term instruments or repurchase agreements that are collateralized by U.S. government securities.
Line of Credit. The Funds participate with other registered investment companies managed by Principal Management Corporation in an unsecured joint line of credit with two banks which allow the participants to borrow up to $75 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the Fed Funds Rate plus  .375%. At April 30, 2008, MidCap Value Fund had outstanding borrowing of $26,000, at an annual rate of 2.875%. No other Funds had outstanding borrowings under the line of credit.
Options Contracts. Certain of the Funds may write call and put options on futures, swaps, securities or currencies it owns for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A fund as a writer of an option has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. Details of options contracts open at year end are included in the Funds’ schedules of investments. Transactions in options written during the period ended April 30, 2008, were as follows:

Government & High Quality Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$57,000,000	$108
Options written	—	20,000,000	313
Options expired	—	—	—
Options closed	—	(77,000,000)	(421)
Options exercised	—	—	—
Balance at end of period	—	—	—

Inflation Protection Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$64,000,000	$122
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(64,000,000)	(122)
Options exercised	—	—	—
Balance at end of period	—	—	—

Short Term Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$37,000,000	$70
Options written	—	—	—
Options expired	—	—	—
Options closed	—	(37,000,000)	(70)
Options exercised	—	—	—
Balance at end of period	—	—	—

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
3. Operating Policies (Continued)

Ultra Short Bond Fund	Number of Contracts	Notional Amount	Premium (thousands)
Beginning of period	—	$15,000,000	$28
Options written	120	—	183
Options expired	—	—	—
Options closed	(120)	(15,000,000)	(211)
Options exercised	—	—	—
Balance at end of period	—	—	—
Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.
Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.
Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included with footnote designations in the schedules of investments.
Securities Lending. To earn additional income, certain of the Funds may lend portfolio securities to approved brokerage firms. The Funds receive collateral, generally in the form of cash, against the loaned securities. During the period of the loan, the borrower must maintain collateral in an amount not less than 100% of the market value of the loaned securities. The market value of loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The cash collateral is usually invested in short-term securities and the Funds could realize a loss on such investments. Further, the Funds could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. As of April 30, 2008, the Funds had securities on loan as follows (in thousands):

	Market	Collateral
	Value	Value
Bond & Mortgage Securities Fund	$414,298	$422,970
Disciplined LargeCap Blend Fund	3,973	4,105
Diversified International Fund	221,647	231,228
Equity Income Fund I	88,269	91,425
Global Real Estate Securities Fund	77	80
Government & High Quality Bond Fund	88,017	89,474
High Quality Intermediate Term Bond Fund	29,929	30,562
High Yield Fund	34,077	34,779
High Yield Fund II	49,029	50,910
Income Fund	111,584	113,264
Inflation Protection Fund	160,330	163,118
International Emerging Markets Fund	90,738	93,505
International Growth Fund	323,691	338,011
LargeCap Growth Fund	20,276	20,974
LargeCap S&P 500 Index Fund	11,392	11,757
LargeCap Value Fund	2,864	2,884
MidCap Blend Fund	58,526	59,679
MidCap Growth Fund	943	981
MidCap S&P 400 Index Fund	26,005	26,885
MidCap Stock Fund	46,411	47,991
MidCap Value Fund	3,375	3,490
Mortgage Securities Fund	23,211	23,590
Partners Global Equity Fund	754	771
Partners International Fund	274,886	286,428
Partners LargeCap Blend Fund	19,052	19,570
Partners LargeCap Blend Fund I	8,370	8,791
Partners LargeCap Growth Fund I	13,827	14,226
Partners LargeCap Growth Fund II	23,565	24,268
Partners LargeCap Value Fund	61,512	61,707
Partners LargeCap Value Fund I	2,471	2,692
Partners LargeCap Value Fund II	1,645	1,734
Partners MidCap Growth Fund	74,274	76,357
Partners MidCap Growth Fund I	8,920	9,192
Partners MidCap Growth Fund II	11,655	11,994
Partners MidCap Value Fund	6,563	6,798
Partners MidCap Value Fund I	20,922	21,930
Partners SmallCap Blend Fund	28,247	29,339
Partners SmallCap Growth Fund I	34,384	35,666
Partners SmallCap Growth Fund II	121,250	126,363
Partners SmallCap Growth Fund III	64,430	67,117
Partners SmallCap Value Fund	24,527	25,724
Partners SmallCap Value Fund I	64,674	67,640
Partners SmallCap Value Fund II	42,200	45,234
Preferred Securities Fund	30,192	31,209
Real Estate Securities Fund	83,720	86,296
Short-Term Bond Fund	34,113	34,840
Short-Term Income Fund	88,501	90,555
SmallCap Blend Fund	36,499	37,665
SmallCap Growth Fund	29,873	31,170
SmallCap S&P 600 Index Fund	83,244	87,267
SmallCap Value Fund	66,024	67,903
Ultra Short Bond Fund	11,543	11,774
West Coast Equity Fund	108,647	113,706

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
3. Operating Policies (Continued)
Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Senior floating rate interests are rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.
Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR) or the prime rate offered by one or more major United States banks.
Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.
Swap Agreements. Certain of the Funds may invest in swaps for the purpose of managing their exposure to interest rate, credit or market risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. Swaps are marked-to-market daily based on an evaluated price; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of net unrealized appreciation (depreciation) of investments on the statements of assets and liabilities. Upon termination of swap agreements, the Funds recognize a realized gain or loss. Notional principal amounts are used to express the extent of involvement in these contracts, but the potential amounts subject to loss are much lower. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements.
Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a credit event affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, or restructuring. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains/losses.
Interest rate swaps involve the commitment to pay or receive a floating rate of interest in exchange for a fixed rate of interest based on the same notional amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains/losses.
Total return swaps involve commitments to pay interest in exchange for a market-linked return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Periodic payments received or made at the end of each measurement period are recorded as realized gains or losses in the statements of operations.
Details of swap agreements open at year end are included in the Funds’ schedules of investments.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates
Management Services. The Funds have agreed to pay investment advisory and management fees to Principal Management Corporation (wholly owned by Principal Financial Services, Inc.) computed at an annual percentage rate of each of the Funds’ average daily net assets. The annual rate paid by Principal LifeTime Funds is 0.1225% of each of the Principal LifeTime Funds’ average daily net assets up to $3 billion and 0.1125% of each of the Principal LifeTime Funds’ average daily net assets over $3 billion. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.55% of aggregate net assets up to $500 million, 0.50% of the next $500 million of aggregate net assets, 0.45% of the next $1 billion of aggregate net assets, 0.40% of the next $1 billion of aggregate net assets, 0.35% of the next $1 billion of aggregate net assets, 0.30% of the next $1 billion of aggregate net assets, and 0.25% of aggregate net assets over $5 billion. The annual rates used in this calculation for each of the other Funds are as follows:

	Net Assets of Funds
	(in millions)
				Over
	First	Next	Next	$1.5
	$500	$500	$500	billion
Disciplined LargeCap Blend Fund	.60%	.58%	.56%	.55%
Global Real Estate Securities Fund	.90	.88	.86	.85
Government & High Quality Bond Fund	.40	.38	.36	.35
High Quality Intermediate-Term Bond Fund	.40	.38	.36	.35
High Yield Fund	.65	.63	.61	.60
Inflation Protection Fund	.40	.38	.36	.35
International Emerging Markets Fund	1.20	1.18	1.16	1.15
International Growth Fund	1.00	.98	.96	.95
LargeCap S&P 500 Index Fund	.15	.15	.15	.15
LargeCap Value Fund	.45	.43	.41	.40
MidCap Blend Fund	.65	.63	.61	.60
MidCap Growth Fund	.65	.63	.61	.60
MidCap S&P 400 Index Fund	.15	.15	.15	.15
MidCap Value Fund	.65	.63	.61	.60
Partners Global Equity Fund	.95	.93	.91	.90
Partners International Fund	1.10	1.08	1.06	1.05
Partners LargeCap Blend Fund	.75	.73	.71	.70
Partners LargeCap Blend Fund I	.45	.43	.41	.40
Partners LargeCap Growth Fund I	.75	.73	.71	.70
Partners LargeCap Growth Fund II	.95	.93	.91	.90
Partners LargeCap Value Fund I	.80	.78	.76	.75
Partners LargeCap Value Fund II	.85%	.83%	.81%	.80%
Partners MidCap Growth Fund	1.00	.96	.94	.92
Partners MidCap Growth Fund I	1.00	.98	.96	.95
Partners MidCap Growth Fund II	1.00	.98	.96	.95
Partners MidCap Value Fund	1.00	.98	.96	.95
Partners MidCap Value Fund I	1.00	.98	.96	.95
Partners SmallCap Blend Fund	1.00	.98	.96	.95
Partners SmallCap Growth Fund I	1.10	1.08	1.06	1.05
Partners SmallCap Growth Fund II	1.00	.98	.96	.95
Partners SmallCap Growth Fund III	1.10	1.08	1.06	1.05
Partners SmallCap Value Fund	1.00	.98	.96	.95
Partners SmallCap Value Fund I	1.00	.98	.96	.95
Partners SmallCap Value Fund II	1.00	.98	.96	.95
Preferred Securities Fund	.75	.73	.71	.70
Real Estate Securities Fund	.85	.83	.81	.80
Short-Term Bond Fund	.40	.38	.36	.35
SmallCap Blend Fund	.75	.73	.71	.70
SmallCap Growth Fund	.75	.73	.71	.70
SmallCap S&P 600 Index Fund	.15	.15	.15	.15
SmallCap Value Fund	.75	.73	.71	.70
Ultra Short Bond Fund	.40	.39	.38	.37

	Net Assets of Funds
	First	Next	Next	Over
	$1 billion	$1 billion	$1 billion	$3 billion
MidCap Stock Fund	.75%	.70%	.65%	.60%

	Net Assets of Funds (in millions)
	First	Over
	$250	$250
High Yield Fund II	.625%	.50%

	Net Assets of Funds (in millions)
	First	Next	Over
	$200	$300	$500
Short-Term Income Fund	.50%	.45%	.40%

	Net Assets of Funds (in millions)
	First	Next	Over
	$500	$500	$1 billion
West Coast Equity Fund	.625%	.50%	.375%

	Net Assets of Funds
	First $2	Over $2
	billion	billion
Income Fund	.50%	.45%
Mortgage Securities Fund	.50	.45

	Net Assets of Funds (in millions)
	First	Next	Over
	$250	$250	$500
Equity Income Fund I	.60%	.55%	.50%

	Net Assets of Funds (in millions)
	First	Next	Next	Next	Over
	$500	$500	$1 billion	$1 billion	$3 billion
LargeCap Growth Fund	.68%	.65%	.62%	.58%	.55%

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)

	Net Assets of Funds (in millions)
	First	Next	Next	Next	Next	Over
	$500	$500	$500	$500	$1 billion	$3 billion
Bond & Mortgage Securities Fund	.55%	.53%	.51%	.50%	.48%	.45%
Diversified International Fund	.90	.88	.86	.85	.83	.80
Money Market Fund	.40	.39	.38	.37	.36	.35
Partners LargeCap Value Fund	.80	.78	.76	.75	.73	.70
In addition to the management fee, Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .17%, .25%, .25%, .15%, and .15% and the annual rates for the administrative service fee are .15%, .20%, .28%, .11%, and .13% for Advisors Preferred, Advisors Select, Advisors Signature, Preferred, and Select, respectively. Class A, Class B, Class C, and Class J shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by Principal Management Corporation) for transfer agent services.
The Manager has contractually agreed to limit the expenses (excluding interest the Funds incur in connection with investments they make) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

	Period from November 1, 2007 through April 30, 2008
	Class A		Class B		Class C		Class J		Institutional		Expiration
Bond & Mortgage Securities Fund	0.94%		1.60%		1.75	%**	N/A		N/A		June 30, 2009
Disciplined LargeCap Blend Fund	0.88	*	1.91	*	1.82		N/A		N/A		February 28, 2009
Diversified International Fund	1.29	*	2.30	*	2.08		1.59	%*	0.90	*	February 28, 2009
Global Real Estate Securities Fund	1.45		N/A		2.20		N/A		0.95		February 28, 2009
Government & High Quality Bond Fund	N/A		N/A		1.65		N/A		N/A		February 28, 2009
Income Fund	0.90		1.64		1.65		N/A		N/A		February 28, 2009
Inflation Protection Fund	0.90		N/A		1.65		1.15		N/A		February 28, 2009
International Emerging Markets Fund	N/A		N/A		2.80		N/A		N/A		February 28, 2009
International Growth Fund	1.60		N/A		2.35		N/A		N/A		February 28, 2009
LargeCap Growth Fund	1.28		2.26		2.03		N/A		N/A		February 28, 2009
LargeCap S&P 500 Index Fund	N/A		N/A		1.30		N/A		N/A		February 28, 2009
LargeCap Value Fund	N/A		N/A		1.70		N/A		N/A		February 28, 2009
MidCap Blend Fund	1.02		1.32		1.95	**	N/A		N/A		June 30, 2008
Money Market Fund	0.64	*	1.74	*	1.79		N/A		N/A		February 28, 2009
Mortgage Securities Fund	0.91		1.65		1.63		N/A		N/A		February 28, 2009
Partners LargeCap Blend Fund	N/A		N/A		2.20		N/A		N/A		February 28, 2009
Partners LargeCap Blend Fund I	N/A		N/A		1.90		N/A		N/A		February 28, 2009
Partners LargeCap Growth Fund I	N/A		N/A		2.20		N/A		N/A		February 28, 2009
Partners LargeCap Growth Fund II	1.70		N/A		2.45		1.75		N/A		February 28, 2009
Partners LargeCap Value Fund	N/A		N/A		2.25		N/A		N/A		February 28, 2009
Partners MidCap Growth Fund	1.75		2.50		2.50		N/A		N/A		February 28, 2009
Partners MidCap Growth Fund I	1.75		N/A		2.50		N/A		N/A		February 28, 2009
Partners MidCap Value Fund	1.75		2.50		2.50		N/A		N/A		February 28, 2009
Partners SmallCap Growth Fund II	1.95		2.70		2.70		2.05	*	N/A		February 28, 2009
Preferred Securities Fund	1.00		N/A		1.75		1.60	*	N/A		February 28, 2009
Real Estate Securities Fund	1.28		2.08		1.98		N/A		N/A		February 28, 2009
Short-Term Bond Fund	N/A		N/A		1.70		N/A		N/A		February 28, 2009
Short-Term Income Fund	0.95		N/A		1.67		N/A		N/A		February 28, 2009
SmallCap Blend Fund	N/A		N/A		2.20		N/A		N/A		February 28, 2009
SmallCap Growth Fund	1.42	*	2.57		2.21		1.50	*	0.75	*	February 28, 2009
SmallCap Value Fund	1.35		2.29		2.08		1.47	*	0.75	*	February 28, 2009
Tax-Exempt Bond Fund I	0.76		1.15		1.65		N/A		N/A		February 28, 2009
Ultra Short Bond Fund	0.75	*	N/A		1.50		1.20	*	N/A		February 28, 2009

*	The operating expense limit expired on February 28, 2008.

**	Expires February 28, 2009.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)

	Period from February 29, 2008 through April 30, 2008
	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Institutional	Preferred	Select	Expiration
Principal LifeTime 2015 Fund	.7425%	.9225%	1.0525%	.1725%	.4325%	.5525%	February 28, 2009
Principal LifeTime 2025 Fund	.7425	.9225	1.0525	.1725	.4325	.5525	February 28, 2009
Principal LifeTime 2035 Fund	.7425	.9225	1.0525	.1725	.4325	.5525	February 28, 2009
Principal LifeTime 2045 Fund	.7425	.9225	1.0525	.1725	.4325	.5525	February 28, 2009
Principal LifeTime 2055 Fund	.7425	.9225	1.0525	.1725	.4325	.5525	February 28, 2009

	Period from November 1, 2007 through February 28, 2008
	Class A	Class B	Class C	Expiration
California Municipal Fund	0.83	1.59	1.59	February 28, 2008
Equity Income Fund I	0.87	1.73	1.65	February 28, 2008
High Yield Fund II	0.90	1.66	1.65	February 28, 2008
MidCap Stock Fund	1.10	2.06	1.95	February 28, 2008
West Coast Equity	0.86	1.78	1.70	February 28, 2008

	Period from November 1, 2007 through February 28, 2008
	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Preferred	Select	Expiration
Diversified International Fund	1.47%	1.65%	1.78%	1.16%	1.28%	February 28, 2008
SmallCap Growth Fund	1.32	1.50	1.63	1.01	1.13	February 28, 2008
SmallCap Value Fund	1.32	1.50	1.63	1.01	1.13	February 28, 2008
Distribution and Shareholder Servicing Fees. The Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, and Select shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. or Princor Financial Services Corporation, the principal underwriters, a portion may be paid to other selling dealers for providing certain services. The annual rates are .25%, .30%, .35%, .25%, 1.00%, 1.00%, .45%, and .10% for Advisors Preferred, Advisors Select, Advisors Signature, Class A, Class B, Class C, Class J, and Select Classes of shares, respectively, except the following classes of shares:

LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Money Market Fund	Class J	.25
SmallCap Blend Fund	Class J	.15
Short-Term Bond Fund	Class A	.15
Ultra Short Bond Fund	Class A	.15
From November 1, 2007 through December 31, 2007, the annual rate for Class J shares was .50%. With the exception Money Market Fund and SmallCap Blend Fund which remained unchanged.
Princor Financial Services Corporation has contractually agreed to limit the distribution fees attributable to Class J shares through December 31, 2008. The limit will maintain the level of distribution fees (expressed as a percent of average net assets on an annualized basis) not to exceed .40% for Class J shares. From November 1, 2007 through December 31, 2007 the limit was .45%.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)
Sales Charges. Principal Funds Distributor, Inc. or Princor Financial Services Corporation, as principal underwriters, receive proceeds of any CDSC on certain Class A, Class B, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.50% for the Short-Term Bond Fund and Short-Term Income Fund; .25% for the LargeCap S&P 500 Index Fund and Ultra Short Bond Fund) of the lesser of current market value or the cost of shares redeemed. The charge for Class B shares is based on declining rates which begin at 5.00% of the lesser of current market value or the cost of shares being redeemed. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. Principal Funds Distributor, Inc. or Princor Financial Services Corporation also retain sales charges on sales of Class A shares based on declining rates which begin at 1.00% for Ultra Short Bond Fund, 1.50% for LargeCap S&P Index Fund, 2.50% for Short-Term Bond Fund and Short Term Income Fund, 4.50% for Bond & Mortgage Securities Fund, Government & High Quality Bond Fund, High Yield Fund II, Income Fund, Inflation Protection Fund, Mortgage Securities Fund, Preferred Securities Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by Principal Funds Distributor, Inc. and Princor Financial Services Corporation for the period ended April 30, 2008, were as follows (in thousands):

	Class A	Class B	Class C	Class J
Bond & Mortgage Securities Fund	$96	$22	$1	$35
Disciplined LargeCap Blend Fund	77	15	1	N/A
Diversified International Fund	365	29	6	45
Equity Income Fund I	343	130	31	N/A
Global Real Estate Securities Fund	10	N/A	—	N/A
Government & High Quality Bond Fund	105	28	2	10
High Quality Intermediate-Term Bond Fund	N/A	N/A	N/A	2
High Yield Fund II	122	20	30	N/A
Income Fund	36	3	—	N/A
Inflation Protection Fund	16	N/A	—	2
International Emerging Markets Fund	283	21	6	35
International Growth Fund	14	N/A	—	6
LargeCap Growth Fund	246	26	3	6
LargeCap S&P 500 Index Fund	31	N/A	2	39
LargeCap Value Fund	152	14	—	8
MidCap Blend Fund	335	39	1	30
MidCap Growth Fund	N/A	N/A	N/A	2
MidCap S&P 400 Index Fund	N/A	N/A	N/A	5
MidCap Stock Fund	25	5	3	N/A
MidCap Value Fund	N/A	N/A	N/A	8
Money Market Fund	37	30	6	119
Mortgage Securities Fund	8	—	—	N/A
Partners LargeCap Blend Fund	96	12	—	30
Partners LargeCap Blend Fund I	83	11	2	8
Partners LargeCap Growth Fund I	68	8	1	8
Partners LargeCap Growth Fund II	7	N/A	—	3
Partners LargeCap Value Fund	80	14	—	24
Partners MidCap Growth Fund	76	6	—	4
Partners MidCap Growth Fund I	7	N/A	—	N/A
Partners MidCap Value Fund	21	2	1	7
Partners SmallCap Growth Fund I	N/A	N/A	N/A	1
Partners SmallCap Growth Fund II	33	6	—	5
Partners SmallCap Value Fund	N/A	N/A	N/A	1
Preferred Securities Fund	128	N/A	15	4
Principal LifeTime 2010 Fund	72	N/A	2	78
Principal LifeTime 2020 Fund	223	10	3	147
Principal LifeTime 2030 Fund	249	12	3	136
Principal LifeTime 2040 Fund	231	6	1	69
Principal LifeTime 2050 Fund	99	1	—	16
Principal LifeTime Strategic Income Fund	28	2	1	14
Real Estate Securities Fund	127	18	2	14
SAM Balanced Portfolio	1,105	101	47	4
SAM Conservative Balanced Portfolio	278	12	10	3
SAM Conservative Growth Portfolio	748	63	38	6
SAM Flexible Income Portfolio	293	16	14	—
SAM Strategic Growth Portfolio	620	53	26	7
Short-Term Bond Fund	27	N/A	—	15
Short-Term Income Fund	7	N/A	—	N/A
SmallCap Blend Fund	81	12	—	9

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
4. Management Agreement and Transactions with Affiliates (Continued)

	Class A	Class B	Class C	Class J
SmallCap Growth Fund	$27	$—	$1	$4
SmallCap S&P 600 Index Fund	N/A	N/A	N/A	10
SmallCap Value Fund	37	2	2	10
Ultra Short Bond Fund	7	N/A	2	2
West Coast Equity Fund	115	20	2	N/A
Class B shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), eight years after purchase.
At April 30, 2008, Principal Life Insurance Company (an affiliate of the Manager), Princor Financial Services Corporation, and benefit plans sponsored on behalf of Principal Life Insurance Company owned shares of the Funds as follows (in thousands):

	Advisors	Advisors	Advisors
	Preferred	Select	Signature	Class A	Class C	Class J	Institutional	Preferred	Select
Bond & Mortgage Securities Fund	—	—	—	395	—	—	15,561	—	—
Diversified International Fund	—	—	—	—	—	—	3,982	—	—
Global Real Estate Securities Fund	—	—	—	150	150	—	200	—	—
Government & High Quality Bond Fund	—	—	—	133	1	—	1	—	—
Inflation Protection Fund	—	—	—	—	1	—	—	—	—
International Growth Fund	—	—	—	1	1	—	—	—	—
LargeCap Growth Fund	—	—	—	—	—	—	8,055	—	—
LargeCap Value Fund	—	—	—	—	1	—	—	—	—
MidCap Blend Fund	—	—	—	—	—	—	1	—	—
MidCap Growth Fund	—	—	—	—	—	—	—	—	5
MidCap Value Fund	—	—	1	—	—	—	1	—	—
Money Market Fund	—	—	—	23,812	—	—	33,380	—	—
Partners LargeCap Blend Fund	—	—	—	—	1	—	—	—	—
Partners LargeCap Blend Fund I	—	—	—	—	1	—	—	—	—
Partners LargeCap Growth Fund I	—	—	—	—	1	—	—	—	—
Partners LargeCap Growth Fund II	—	—	—	—	1	—	—	—	—
Partners LargeCap Value Fund	—	—	—	—	1	—	—	—	—
Partners LargeCap Value Fund II	—	—	—	—	—	—	—	—	1
Partners MidCap Growth Fund	—	—	—	—	1	—	—	—	—
Partners MidCap Growth Fund I	—	—	—	—	1	—	—	—	—
Partners MidCap Value Fund	—	—	—	—	1	—	—	—	—
Partners SmallCap Growth Fund II	—	—	—	—	1	—	—	—	—
Preferred Securities Fund	—	1	—	—	—	—	—	1	1
Principal LifeTime 2010 Fund	—	—	—	—	1	—	—	—	—
Principal LifeTime 2015 Fund	1	1	1	—	—	—	1	1	1
Principal LifeTime 2025 Fund	1	1	1	—	—	—	1	1	1
Principal LifeTime 2035 Fund	1	1	1	—	—	—	1	1	1
Principal LifeTime 2045 Fund	1	1	1	—	—	—	1	1	1
Principal LifeTime 2055 Fund	1	1	1	—	—	—	1	1	1
SAM Balanced Portfolio	1	1	1	—	—	1	1	1	1
SAM Conservative Balanced Portfolio	1	1	1	—	—	1	1	1	1
SAM Conservative Growth Portfolio	1	1	1	—	—	1	1	1	1
SAM Flexible Income Portfolio	1	1	1	—	—	1	1	1	1
SAM Strategic Growth Portfolio	1	1	1	—	—	—	1	1	1
Short-Term Bond Fund	—	—	1	729	1	—	—	—	—
SmallCap Blend Fund	—	—	—	—	—	—	2,492	—	—
SmallCap Growth Fund	—	—	—	1	—	—	—	—	—
Ultra Short Bond Fund	—	—	1	—	—	—	—	—	1
Affiliated Brokerage Commissions. With respect to Bond & Mortgage Securities Fund, High Quality Intermediate-Term Bond Fund, and Preferred Securities Fund, $27,000, $10,000, and $546,000 of brokerage commissions were paid, respectively, to Spectrum Asset Management, Inc., a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2008. Brokerage commissions were paid to affiliates of sub-advisors as follows (in thousands):

Period Ended
April 30, 2008
Partners LargeCap Blend Fund I	$2
Partners LargeCap Growth Fund II	2
Partners MidCap Value Fund	15
Partners SmallCap Growth Fund II	11

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
5. Investment Transactions
For the period ended April 30, 2008, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and U.S. government securities) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$5,595,324	$5,169,713
Disciplined LargeCap Blend Fund	1,976,960	2,392,315
Diversified International Fund	1,242,016	1,256,588
Equity Income Fund I	1,810,520	2,454,427
Global Real Estate Securities Fund	5,722	2,679
Government & High Quality Bond Fund	690,502	678,793
High Quality Intermediate-Term Bond Fund	331,951	368,757
High Yield Fund	424,656	204,280
High Yield Fund II	307,198	297,742
Income Fund	86,777	35,476
Inflation Protection Fund	12,409	28,775
International Emerging Markets Fund	977,913	856,544
International Growth Fund	1,991,518	1,714,335
LargeCap Growth Fund	1,258,253	2,023,440
LargeCap S&P 500 Index Fund	81,828	20,966
LargeCap Value Fund	564,448	492,306
MidCap Blend Fund	102,372	113,315
MidCap Growth Fund	41,614	33,299
MidCap S&P 400 Index Fund	37,056	26,826
MidCap Stock Fund	84,898	272,566
MidCap Value Fund	49,233	60,075
Mortgage Securities Fund	34,454	171,046
Partners Global Equity Fund	7,094	9,452
Partners International Fund	1,189,549	1,006,410
Partners LargeCap Blend Fund	272,038	275,566
Partners LargeCap Blend Fund I	539,274	415,647
Partners LargeCap Growth Fund I	702,790	574,326
Partners LargeCap Growth Fund II	1,824,890	955,394
Partners LargeCap Value Fund	271,736	341,345
Partners LargeCap Value Fund I	530,012	260,651
Partners LargeCap Value Fund II	15,747	37,134
Partners MidCap Growth Fund	692,972	542,224
Partners MidCap Growth Fund I	150,713	156,225
Partners MidCap Growth Fund II	678,718	754,561
Partners MidCap Value Fund	461,211	535,026
Partners MidCap Value Fund I	324,526	334,275
Partners SmallCap Blend Fund	55,338	75,107
Partners SmallCap Growth Fund I	100,034	95,269
Partners SmallCap Growth Fund II	212,718	248,250
Partners SmallCap Growth Fund III	226,361	197,757
Partners SmallCap Value Fund	31,678	52,216
Partners SmallCap Value Fund I	100,052	89,062
Partners SmallCap Value Fund II	64,046	98,052
Preferred Securities Fund	675,625	86,566
Principal LifeTime 2010 Fund	374,512	39,592
Principal LifeTime 2015 Fund	3,148	3
Principal LifeTime 2020 Fund	914,705	20,580
Principal LifeTime 2025 Fund	3,057	—
Principal LifeTime 2030 Fund	865,787	15,881
Principal LifeTime 2035 Fund	2,644	—
Principal LifeTime 2040 Fund	492,986	6,756
Principal LifeTime 2045 Fund	315	—
Principal LifeTime 2050 Fund	197,749	5,473
Principal LifeTime 2055 Fund	542	—
Principal LifeTime Strategic Income Fund	198,611	98,525
Real Estate Securities Fund	476,238	346,976
SAM Balanced Portfolio	1,011,177	888,364
SAM Conservative Balanced Portfolio	147,072	83,534
SAM Conservative Growth Portfolio	779,631	615,262
SAM Flexible Income Portfolio	212,806	131,285
SAM Strategic Growth Portfolio	498,698	358,374
Short-Term Bond Fund	50,561	48,251
Short-Term Income Fund	260,782	38,299
SmallCap Blend Fund	61,396	84,933
SmallCap Growth Fund	89,835	198,679
SmallCap S&P 600 Index Fund	149,161	114,440
SmallCap Value Fund	224,904	260,408
Ultra Short Bond Fund	20,113	31,884
West Coast Equity Fund	74,145	401,996
For the period ended April 30, 2008, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows:

	Purchases	Sales
Bond & Mortgage Securities Fund	$349,747	$336,637
Government & High Quality Bond Fund	29,772	41,163
High Quality Intermediate-Term Bond Fund	44,107	48,511
High Yield Fund II	—	10,623
Income Fund	—	29,621
Inflation Protection Fund	132,848	47,082
Mortgage Securities Fund	—	8,030
Partners SmallCap Value Fund I	593	515
Short-Term Bond Fund	1,576	14,893
Short-Term Income Fund	88,843	28,948
Ultra Short Bond Fund	1,993	—
The Funds may trade portfolio securities on a “to-be-announced” (“TBA”) or when-issued basis. In a TBA or when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. The securities purchased on a TBA or when-issued basis are identified as such in the Funds’ schedule of investments.
Certain of the Funds have entered into mortgage-dollar-roll transactions, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
5. Investment Transactions (Continued)
Certain of the Funds experienced an in-kind-redemption during the period ended April 30, 2008. The in-kind redemption resulted in realized gains (losses) of $20,595,000, $14,435,000, ($10,984,000), $7,173,000, ($3,542,000), $661,000, ($2,764,000), and $29,454,000, for Disciplined LargeCap Blend Fund, Diversified International Fund, Equity Income Fund I, LargeCap Growth Fund, MidCap Stock Fund, Partners LargeCap Growth Fund II, SmallCap Growth Fund, and West Coast Equity Fund, respectively. These realized gains (losses) are included in net realized gain (loss) from investment transactions on the statement of operations.
6. Federal Tax Information
Distributions to Shareholders. The federal income tax character of distributions paid for periods ended April 30, 2008 and October 31, 2007 were as follows:

	Ordinary Income		Long-Term Capital Gain		Section 1250 Gains
	2008	2007	2008	2007*	2008	2007
Bond & Mortgage Securities Fund	$71,356	$120,154	$—	$—	$—	$—
Disciplined LargeCap Blend Fund	37,990	11,432	415,096	23,879	—	—
Diversified International Fund	96,425	26,722	229,056	52,561	—	—
Equity Income Fund I	36,575	70,881	384,022	196,339	—	—
Global Real Estate Securities Fund	74	—	—	—	—	—
Government & High Quality Bond Fund	7,793	16,284	—	—	—	—
High Quality Intermediate-Term Bond Fund	7,900	5,577	—	—	—	—
High Yield Fund	18,782	6,340	16	—	—	—
High Yield Fund II	69,409	115,516	37,995	24,846	—	—
Income Fund	32,886	69,599	—	—	—	—
Inflation Protection Fund	35,020	17,260	—	—	—	—
International Emerging Markets Fund	177,393	21,464	55,661	8,482	—	—
International Growth Fund	90,388	61,780	127,099	77,467	—	—
LargeCap Growth Fund	11,511	4,154	61,461	12,172	—	—
LargeCap S&P 500 Index Fund	17,641	11,671	10,195	3,039	—	—
LargeCap Value Fund	23,404	11,030	57,148	34,028	—	—
MidCap Blend Fund	12,486	15,260	73,740	63,223	—	—
MidCap Growth Fund	380	—	2,864	—	—	—
MidCap S&P 400 Index Fund	4,267	2,546	12,443	4,327	—	—
MidCap Stock Fund	15,917	9,781	94,504	41,972	—	—
MidCap Value Fund	3,752	2,374	8,651	6,610	—	—
Money Market Fund	50,953	98,162	—	—	—	—
Mortgage Securities Fund	40,108	82,101	—	—	—	—
Partners Global Equity Fund	1,001	447	1,718	808	—	—
Partners International Fund	81,176	34,015	125,643	42,370	—	—
Partners LargeCap Blend Fund	32,048	25,065	68,605	30,246	—	—
Partners LargeCap Blend Fund I	10,840	1,893	22,772	—	—	—
Partners LargeCap Growth Fund I	18,637	13,545	62,121	45,889	—	—
Partners LargeCap Growth Fund II	51,321	31,808	48,671	26,325	—	—
Partners LargeCap Value Fund	74,549	38,659	137,151	114,676	—	—
Partners LargeCap Value Fund I	20,979	8,313	15,910	11,337	—	—
Partners LargeCap Value Fund II	4,960	5,831	13,293	1,525	—	—
Partners MidCap Growth Fund	1,196	1,273	46,705	13,170	—	—
Partners MidCap Growth Fund I	18,290	10,426	17,164	21,153	—	—
Partners MidCap Growth Fund II	39,689	42,313	6,999	13,963	—	—
Partners MidCap Value Fund	45,044	24,120	29,722	34,958	—	—
Partners MidCap Value Fund I	36,324	12,511	75,263	30,252	—	—
Partners SmallCap Blend Fund	9,677	7,970	12,089	13,970	—	—
Partners SmallCap Growth Fund I	4,667	—	10,525	5,078	—	—
Partners SmallCap Growth Fund II	6,788	—	30,683	46,563	—	—
Partners SmallCap Growth Fund III	13,066	19,390	14,484	3,809	—	—
Partners SmallCap Value Fund	4,725	3,312	40,839	46,135	—	—
Partners SmallCap Value Fund I	16,200	7,087	20,510	19,292	—	—
Partners SmallCap Value Fund II	12,281	24,454	35,882	12,446	—	—
Preferred Securities Fund	35,694	41,009	—	—	—	—
Principal LifeTime 2010 Fund	65,599	35,041	27,606	5,150	—	—
Principal LifeTime 2015 Fund	—	N/A	—	N/A	—	N/A
Principal LifeTime 2020 Fund	122,072	61,719	62,218	11,433	—	—

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
6. Federal Tax Information (Continued)

	Ordinary Income			Long-Term Capital Gain			Section 1250 Gains
	2008	2007		2008	2007*		2008	2007
Principal LifeTime 2025 Fund	$—	$	N/A	$—	$	N/A	$—	N/A
Principal LifeTime 2030 Fund	99,896		47,383	59,169		10,955	—	—
Principal LifeTime 2035 Fund	—		N/A	—		N/A	—	N/A
Principal LifeTime 2040 Fund	49,671		21,155	27,716		4,800	—	—
Principal LifeTime 2045 Fund	—		N/A	—		N/A	—	N/A
Principal LifeTime 2050 Fund	21,640		9,155	13,820		2,493	—	—
Principal LifeTime 2055 Fund	—		N/A	—		N/A	—	N/A
Principal LifeTime Strategic Income Fund	25,557		14,518	6,649		1,522	—	—
Real Estate Securities Fund	37,726		11,143	352,123		100,584	—	2,768
SAM Balanced Portfolio	119,209		82,911	227,790		24,656	—	—
SAM Conservative Balanced Portfolio	17,123		17,023	21,121		3,506	—	—
SAM Conservative Growth Portfolio	98,623		34,083	230,424		—	—	—
SAM Flexible Income Portfolio	18,612		28,005	17,496		1,816	—	—
SAM Strategic Growth Portfolio	52,103		19,484	143,019		—	—	—
Short-Term Bond Fund	7,278		12,646	—		—	—	—
Short-Term Income Fund	9,252		9,954	—		—	—	—
SmallCap Blend Fund	7,829		1,561	20,334		25,794	—	—
SmallCap Growth Fund	—		110	24,053		1,970	—	—
SmallCap S&P 600 Index Fund	8,857		5,390	34,924		18,894	—	—
SmallCap Value Fund	18,037		7,198	28,179		4,780	—	—
Ultra Short Bond Fund	5,082		11,512	—		44	—	—
West Coast Equity Fund	10,800		11,204	123,750		42,580	—	—

*	The funds designate these distributions as long-term capital gain dividends per IRC code Sec. 852(b)(3)(C).
The acquisitions of WM Equity Income Fund, WM High Yield Fund, WM Income Fund, WM Mid Cap Stock Fund, WM U.S. Government Securities Fund, WM Short Term Income Fund, WM West Coast Equity Fund, and each of the SAM Portfolios by corresponding series of Principal Investors Fund, Inc. constitute reorganizations under Internal Revenue Code Section 368(a)(1)(F). Distributions shown include the respective Acquired Fund distributions prior to the reorganizations.
For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.
Distributable Earnings. As of October 31, 2007, the components of distributable earnings on a federal tax basis were as follows (amounts in thousands):

		Undistributed
	Undistributed	Long-Term	Undistributed
	Ordinary Income	Capital Gains	Section 1250 Gains
Bond & Mortgage Securities Fund*	$1,455	$—	$—
Disciplined LargeCap Blend Fund	27,219	415,102	—
Diversified International Fund*	95,624	229,057	—
Equity Income Fund I	132,589	259,583	—
Global Real Estate Securities Fund	45	—	—
Government & High Quality Bond Fund	12	—	—
High Quality Intermediate-Term Bond Fund	6,486	—	—
High Yield Fund	11,545	26	—
High Yield Fund II	6,405	38,009	—
Income Fund	315	—	—
Inflation Protection Fund	1,655	—	—
International Emerging Markets Fund	177,393	55,662	—
International Growth Fund	90,382	127,095	—
LargeCap Growth Fund*	6,881	119,560	—
LargeCap S&P 500 Index Fund	13,984	10,196	—
LargeCap Value Fund	20,087	57,150	—
MidCap Blend Fund	12,487	73,738	—
MidCap Growth Fund	380	2,864	—
MidCap S&P 400 Index Fund	3,819	12,443	—
MidCap Stock Fund	13,653	94,502	—
MidCap Value Fund	3,450	8,651	—
Money Market Fund	—	—	—
Mortgage Securities Fund	1,091	—	—
Partners Global Equity Fund	967	1,718	—

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
6. Federal Tax Information (Continued)

		Undistributed
	Undistributed	Long-Term	Undistributed
	Ordinary Income	Capital Gains	Section 1250 Gains
Partners International Fund	$81,092	$125,646	$—
Partners LargeCap Blend Fund	29,924	68,603	—
Partners LargeCap Blend Fund I	8,194	22,775	—
Partners LargeCap Growth Fund I*	18,510	62,121	—
Partners LargeCap Growth Fund II	51,321	48,667	—
Partners LargeCap Value Fund	59,564	137,764	—
Partners LargeCap Value Fund I	17,461	15,914	—
Partners LargeCap Value Fund II	4,134	13,293	—
Partners MidCap Growth Fund*	1,195	46,708	—
Partners MidCap Growth Fund I	18,289	17,165	—
Partners MidCap Growth Fund II	39,691	6,999	—
Partners MidCap Value Fund	43,701	29,724	—
Partners MidCap Value Fund I	34,506	75,207	—
Partners SmallCap Blend Fund	9,676	12,090	—
Partners SmallCap Growth Fund I	4,667	10,525	—
Partners SmallCap Growth Fund II*	6,786	30,683	—
Partners SmallCap Growth Fund III	12,963	14,483	—
Partners SmallCap Value Fund	4,722	40,832	—
Partners SmallCap Value Fund I	15,105	20,510	—
Partners SmallCap Value Fund II	11,961	35,883	—
Preferred Securities Fund	748	—	—
Principal LifeTime 2010 Fund	28,030	27,606	—
Principal LifeTime 2020 Fund	37,505	62,217	—
Principal LifeTime 2030 Fund	21,059	59,172	—
Principal LifeTime 2040 Fund	7,659	27,717	—
Principal LifeTime 2050 Fund	3,492	13,823	—
Principal LifeTime Strategic Income Fund	17,088	6,651	—
Real Estate Securities Fund	25,576	349,514	2,611
SAM Balanced Portfolio	25,956	227,776	—
SAM Conservative Balanced Portfolio	4,786	21,116	—
SAM Conservative Growth Portfolio	26,631	230,429	—
SAM Flexible Income Portfolio	3,279	17,477	—
SAM Strategic Growth Portfolio	4,206	143,025	—
Short-Term Bond Fund	118	—	—
Short-Term Income Fund	75	—	—
SmallCap Blend Fund	7,829	20,333	—
SmallCap Growth Fund*	—	24,055	—
SmallCap S&P 600 Index Fund	8,174	34,923	—
SmallCap Value Fund	16,596	28,180	—
Ultra Short Bond Fund	65	—	—
West Coast Equity Fund	7,937	123,748	—

*	Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Notes to financial statements
Principal Investors Fund, Inc.
April 30, 2008 (unaudited)
6. Federal Tax Information (Continued)
Capital Loss Carryforwards. Capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2007, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

	Net Capital Loss Carryforward Expiring In:
									Annual
	2008	2009	2010	2011	2012	2013	2014	2015	Limitations*
Bond & Mortgage Securities Fund	$4,778	$1,281	$—	$—	$—	$2,386	$6,971	$5,293	$902
Diversified International Fund	—	398	1,183	451	1	—	—	—	963
Government & High Quality Bond Fund	—	1,635	2,118	3,143	525	1,535	4,014	1,820	—
High Quality Intermediate-Term Bond Fund	—	—	—	—	—	—	432	366	—
Income Fund	—	—	3,959	2,668	892	—	2,000	2,165	—
Inflation Protection Fund	—	—	—	—	—	—	1,338	4,175	—
LargeCap Growth Fund	—	95,507	2,654	15,679	—	—	—	—	548
Mortgage Securities Fund	1,967	—	852	6,859	7,815	5,054	7,755	3,147	—
Partners LargeCap Growth Fund I	—	5,526	—	115	296	—	—	—	2,763
Partners MidCap Growth Fund	—	1,262	580	—	—	—	—	—	1,304
Partners SmallCap Growth Fund II	306	112	—	—	—	—	—	—	306
Preferred Securities Fund	—	—	—	—	3,453	716	675	4,022	—
Short-Term Bond Fund	197	895	—	1,572	2,029	1,226	2,068	1,597	—
Short-Term Income Fund	1,103	381	1,139	684	241	—	431	240	—
SmallCap Growth Fund	—	—	1,627	—	—	—	—	—	542

*	In accordance with Sections 381-384 of the Internal Revenue Code, a portion of certain Fund’s losses have been subjected to an annual limitation.

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.00%)
Independent Power Producer (0.00%)
Dynegy Inc (a)	99	$1

TOTAL COMMON STOCKS		$1

PREFERRED STOCKS (2.15%)
Cable TV (0.06%)
Comcast Corp 6.63%	39,900	890
Comcast Corp 7.00%; Series B	35,900	863

		1,753

Commercial Banks (0.18%)
ASBC Capital I	11,600	284
BancorpSouth Capital Trust I	6,800	172
Barclays Bank PLC 7.10%	49,100	1,220
Barclays Bank PLC 8.125% (a)	24,100	611
Royal Bank of Scotland Group PLC 5.75%; Series L	29,097	577
Royal Bank of Scotland Group PLC 6.13%; Series R	18,000	384
Royal Bank of Scotland Group PLC 6.25%; Series P	3,000	64
Royal Bank of Scotland Group PLC 6.60%; Series S	26,900	602
Royal Bank of Scotland Group PLC 6.75%; Series Q (b)	1,377	32
VNB Capital Trust I	26,222	657
Zions Capital Trust B (b)	15,600	389

		4,992

Diversified Financial Services (0.05%)
Citigroup Capital IX	8,500	178
Citigroup Capital VII	2,000	48
Citigroup Capital VIII	5,000	117
Citigroup Capital X	14,100	295
Citigroup Capital XI	13,200	277
Citigroup Capital XIX	12,600	308
Citigroup Capital XVI	9,900	217
General Electric Capital Corp 6.45% (b)	1,200	32

		1,472

Electric — Integrated (0.20%)
Alabama Power Co — Series 2007B	59,400	1,473
FPL Group Capital Inc 7.45%	72,800	1,901
Georgia Power Co 5.90%	6,100	149
Georgia Power Co 6.375%	5,100	134
Gulf Power Co	2,300	56
PPL Capital Funding Inc	20,400	505
PPL Energy Supply LLC	29,700	745
Xcel Energy Inc 7.60%	31,300	786

		5,749

Fiduciary Banks (0.04%)
BNY Capital V	45,300	1,012

Finance — Consumer Loans (0.05%)
HSBC Finance Corp 6.88%	52,700	1,307

Finance — Credit Card (0.00%)
Capital One Capital II	6,400	139

Finance — Investment Banker & Broker (0.13%)
Citigroup Inc 8.13%	20,000	507
Credit Suisse Guernsey Ltd (a)	22,600	572
JP Morgan Chase Capital XI	16,700	383
JP Morgan Chase Capital XII	800	19
JP Morgan Chase Capital XIV	22,400	529
Lehman Brothers Holdings Capital Trust 6.24%	3,200	65
Morgan Stanley Capital Trust III	13,400	289
Morgan Stanley Capital Trust IV	62,400	1,332
Morgan Stanley Capital Trust V	3,900	77
Morgan Stanley Capital Trust VII	1,000	22

		3,795

Finance — Other Services (0.05%)
ABN AMRO Capital Funding Trust VII	50,500	1,083
National Rural Utilities Cooperative Finance Corp 6.10%	4,800	108
National Rural Utilities Cooperative Finance Corp 6.75%	3,900	96

		1,287

Financial Guarantee Insurance (0.00%)
Financial Security Assurance Holdings Ltd 6.25%	4,000	85
Financial Security Assurance Holdings Ltd 6.875%	1,200	28

		113

Investment Companies (0.01%)
Allied Capital Corp	14,733	260

Investment Management & Advisory Services (0.04%)
Deutsche Bank Contingent Capital Trust II	25,700	571
Deutsche Bank Contingent Capital Trust III (a)	21,300	521

		1,092

Life & Health Insurance (0.09%)
Delphi Financial Group Inc 7.375%	9,100	170
Delphi Financial Group Inc 8.00%	21,800	504
Lincoln National Capital VI	2,000	48
Lincoln National Corp	3,400	82
PLC Capital Trust III	30,900	731
PLC Capital Trust IV	7,400	168
PLC Capital Trust V	22,800	451
Protective Life Corp	16,300	369
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Life & Health Insurance (continued)
Torchmark Capital Trust III	1,300	$32

		2,555

Money Center Banks (0.07%)
Santander Finance Preferred SA Unipersonal 6.50%	2,100	44
Santander Finance Preferred SA Unipersonal 6.80%	79,100	1,769
UBS Preferred Funding Trust IV	4,900	89

		1,902

Multi-Line Insurance (0.17%)
Aegon NV 6.375%	35,600	755
Aegon NV 6.50%	6,500	139
Aegon NV 7.25%	40,639	967
American International Group Inc 6.45%	67,600	1,559
ING Groep NV 6.13%	22,000	461
ING Groep NV 6.375%	12,600	279
ING Groep NV 7.05%	1,200	29
ING Groep NV 7.375%	27,200	677

		4,866

Multimedia (0.02%)
Viacom Inc	25,400	584

Property & Casualty Insurance (0.07%)
Berkley W R Capital Trust	64,900	1,439
Markel Corp	20,000	494

		1,933

Regional Banks (0.33%)
BAC Capital Trust IV	4,300	94
BAC Capital Trust V	18,800	411
BAC Capital Trust VIII	78,500	1,731
Fifth Third Capital Trust V (b)	21,200	477
Fifth Third Capital Trust VI	4,000	88
KeyCorp Capital IX	41,600	853
KeyCorp Capital V	17,300	330
National City Capital Trust II	24,900	433
PNC Capital Trust C (a)	17,200	429
PNC Capital Trust D	36,500	801
SunTrust Capital IX (a)	19,400	483
USB Capital VI	9,600	200
USB Capital VII	15,500	335
USB Capital XI	5,600	133
Wachovia Capital Trust IV	1,000	23
Wachovia Capital Trust IX	6,000	136
Wachovia Corp 7.25%	9,600	225
Wachovia Corp 8.00%	20,000	503
Wells Fargo Capital IX	2,100	46
Wells Fargo Capital VII	18,600	404
Wells Fargo Capital VIII	1,300	29
Wells Fargo Capital XI (b)	34,300	819
Wells Fargo Capital XII (a)	17,300	449

		9,432

Reinsurance (0.06%)
Everest Re Capital Trust	43,200	871
PartnerRe Ltd 6.50%	9,300	203
PartnerRe Ltd 6.75%	6,900	152
RenaissanceRe Holdings Ltd — Series C	4,800	93
RenaissanceRe Holdings Ltd — Series D	24,200	516

		1,835

REITS — Apartments (0.02%)
BRE Properties Inc — Series C	19,800	432
BRE Properties Inc — Series D	2,600	56
Equity Residential	3,000	66
UDR Inc	7,100	160

		714

REITS — Diversified (0.09%)
Duke Realty Corp 6.60%	54,600	1,190
Duke Realty Corp 6.95%	5,500	125
Duke Realty Corp 8.38%	10,000	250
PS Business Parks Inc 6.88%; Series I	1,400	30
PS Business Parks Inc 7.00%; Series H	20,000	436
PS Business Parks Inc — Series M	8,500	192
PS Business Parks Inc — Series P	15,400	316
Vornado Realty Trust — Series F	4,000	86

		2,625

REITS — Office Property (0.02%)
HRPT Properties Trust — Series B	24,200	605

REITS — Shopping Centers (0.11%)
Kimco Realty Corp	38,599	955
Regency Centers Corp 7.45%	20,100	481
Weingarten Realty Investors 6.50%	84,500	1,820

		3,256

REITS — Single Tenant (0.02%)
Realty Income Corp — Series D	20,700	468

REITS — Storage (0.04%)
Public Storage Inc 6.63%; Series M	8,500	186
Public Storage Inc 6.95%; Series H	3,000	68
Public Storage Inc 7.25%; Series I	38,500	925

		1,179

REITS — Warehouse & Industrial (0.07%)
AMB Property Corp — Series P	80,400	1,896
First Industrial Realty Trust Inc — Series K	1,400	30

		1,926

Sovereign Agency (0.00%)
Tennessee Valley Authority — Series D	5,200	131
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Special Purpose Entity (0.12%)
Corporate-Backed Trust Certificates 6.00%	9,900	$220
Corporate-Backed Trust Certificates 6.30%	3,100	70
CORTS Trust for AIG	1,700	35
CORTS Trust for Aon Capital	2,800	71
CORTS Trust for Bellsouth Capital Funding	12,600	277
CORTS Trust for First Union Institutional Capital I	17,800	446
CORTS Trust for General Electric Capital	1,500	37
CORTS Trust for Goldman Sachs Capital I	2,000	42
CORTS Trust for SunAmerica	8,800	200
Merrill Lynch Capital Trust I	36,000	766
PreferredPlus TR-CCR1 6.00%; Series GSC3	22,700	463
PreferredPlus TR-CCR1 6.00%; Series GSG1	1,500	32
SATURNS 2002-11 6.00%; Series AIG	4,100	82
SATURNS 2003-11 5.63%; Series GS	2,500	51
SATURNS 2003-13 6.25%; Series CSFB	1,900	42
SATURNS 2004-04 6.00%; Series GS	2,400	51
SATURNS 2004-06 6.00%; Series GS	22,900	475

		3,360

Telephone — Integrated (0.02%)
AT&T Inc	23,300	582

Television (0.02%)
CBS Corp 6.75%	26,100	567

TOTAL PREFERRED STOCKS		$61,491

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (77.20%)
Advertising Agencies (0.04%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014	$1,300	$1,125

Aerospace & Defense Equipment (0.05%)
GenCorp Inc
9.50%, 8/15/2013	1,410	1,417

Agricultural Operations (0.51%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	7,564	7,581
Cargill Inc
5.20%, 1/22/2013 (c)	6,900	6,888

		14,469

Airlines (0.31%)
American Airlines Inc
7.25%, 2/5/2009	3,150	3,115
Continental Airlines Inc
5.98%, 4/19/2022	1,870	1,629
Delta Air Lines Inc
7.11%, 9/18/2011	1,000	978
Delta Air Lines Inc/Old
7.57%, 5/18/2012	450	436
Northwest Airlines Inc
7.03%, 11/1/2019	1,250	1,123
Southwest Airlines Co 2007-1 Pass Through Certificate
6.15%, 8/1/2022 (d)	1,503	1,456

		8,737

Appliances (0.06%)
Whirlpool Corp
3.30%, 6/15/2009 (e)	1,600	1,601

Asset Backed Securities (4.90%)
Ameriquest Mortgage Securities Inc
3.20%, 3/25/2035 (e)	242	224
3.13%, 7/25/2035 (e)	309	305
Carrington Mortgage Loan Trust
3.17%, 12/25/2035 (e)	6,172	6,001
Chase Funding Mortgage Loan Asset-Backed Certificates
3.20%, 7/25/2033 (e)(f)	4,191	3,981
3.40%, 9/25/2033 (e)	749	602
3.13%, 12/25/2033 (e)	69	65
CNH Equipment Trust
3.22%, 6/15/2010 (e)(f)	3,911	3,894
3.57%, 9/15/2010 (e)(f)	2,885	2,875
4.12%, 5/15/2012 (g)	8,890	8,776
CNH Wholesale Master Note Trust
3.12%, 6/15/2011(e)	650	606
Countrywide Asset-Backed Certificates
3.97%, 1/25/2034 (e)	49	34
3.41%, 6/25/2035 (e)	2,800	2,422
3.56%, 12/25/2035 (e)	2,600	1,530
3.18%, 2/25/2036 (e)(f)	8,637	8,449
3.14%, 4/25/2036 (e)(f)	11,150	10,622
3.05%, 2/25/2037 (e)(f)	7,775	6,849
3.07%, 6/25/2037 (e)	4,032	2,751
3.03%, 11/25/2037 (e)	5,320	4,536
Countrywide Home Equity Loan Trust
2.95%, 12/15/2035 (e)	1,285	712
2.92%, 5/15/2036 (e)(f)	4,951	2,538
First Franklin Mortgage Loan Asset Backed Certificates
3.27%, 10/25/2034 (e)(f)	68	60
2.96%, 3/25/2036 (e)(f)	202	202
First-Citizens Home Equity Loan LLC
2.93%, 9/15/2022 (c)(e)	1,203	1,128
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011(e)	2,515	2,401
GMAC Mortgage Corp Loan Trust
3.08%, 8/25/2035 (e)	2,177	1,509
3.11%, 11/25/2036 (e)(f)	14,653	8,504
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Great America Leasing Receivables
5.39%, 9/15/2011 (c)	$1,295	$1,300
Indymac Residential Asset Backed Trust
3.08%, 4/25/2037 (e)(f)	2,000	1,722
JP Morgan Mortgage Acquisition Corp
3.07%, 4/25/2036 (e)(f)	4,850	4,512
5.45%, 11/25/2036	6,230	6,008
2.98%, 12/25/2036 (e)	2,673	2,532
2.98%, 3/25/2037 (e)	3,044	2,898
3.04%, 3/25/2037 (e)	3,820	2,935
3.05%, 5/1/2037 (e)(f)	7,850	6,011
Long Beach Mortgage Loan Trust
3.43%, 6/25/2034 (e)	450	349
3.40%, 2/25/2035 (e)	3,000	2,594
3.04%, 7/25/2036 (e)	6,660	4,018
3.00%, 10/25/2036 (e)(f)	2,625	2,363
3.07%, 12/25/2036 (e)	2,175	1,096
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (c)(e)	1,829	1,825
Merrill Lynch Mortgage Investors Inc
3.13%, 7/25/2036 (e)	477	436
Morgan Stanley ABS Capital I
3.08%, 2/25/2036 (e)	1,675	1,465
MSDWCC Heloc Trust
3.08%, 7/25/2017 (e)	606	479
Ownit Mortgage Loan Asset Backed Certificates
3.20%, 8/25/2036 (e)	1,086	1,054
Popular ABS Mortgage Pass-Through Trust
3.17%, 5/25/2035 (e)(f)	1,503	1,408
3.16%, 11/25/2035 (e)	2,256	2,239
Residential Asset Mortgage Products Inc
3.17%, 7/25/2035(e)	1,341	1,308
SACO I Inc
3.04%, 9/25/2036 (e)	1,375	549
Saxon Asset Securities Trust
3.41%, 3/25/2035 (e)	2,500	1,692
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (e)	3,300	3,048
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (e)	1,525	1,524
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (e)	2,904	2,850

		139,791

Auto — Car & Light Trucks (0.31%)
Daimler Finance North America LLC
3.77%, 10/31/2008 (e)(f)	3,500	3,490
3.30%, 3/13/2009 (e)(f)	2,675	2,649
5.75%, 9/8/2011	2,000	2,049
General Motors Corp
7.13%, 7/15/2013 (b)	700	571

		8,759

Auto/Truck Parts & Equipment — Original (0.14%)
Stanadyne Corp
10.00%, 8/15/2014	700	675
Tenneco lnc
10.25%, 7/15/2013	1,485	1,570
8.13%, 11/15/2015 (c)	500	513
Titan International Inc
8.00%, 1/15/2012	750	750
United Components Inc
9.38%, 6/15/2013	500	494

		4,002

Auto/Truck Parts & Equipment — Replacement (0.04%)
Allison Transmission
11.00%, 11/1/2015 (b)(c)	1,250	1,228

Automobile Sequential (1.31%)
AmeriCredit Automobile Receivables Trust
2.76%, 4/6/2012 (e)	1,815	1,760
Capital Auto Receivables Asset Trust
3.92%, 11/16/2009	2,000	1,998
3.50%, 1/15/2010 (c)(e)(g)	3,300	3,226
2.95%, 3/15/2010 (e)	5,235	5,217
3.09%, 6/15/2010 (e)	1,070	1,069
5.52%, 3/15/201 l(e)	3,445	3,456
Capital One Auto Finance Trust
2.76%, 10/15/2012 (e)	4,155	3,865
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	3,095	2,911
5.60%, 10/15/2012	1,315	1,243
5.69%, 11/15/2012 (e)	905	873
Honda Auto Receivables Owner Trust
2.90%, 2/15/2011(e)	2,975	2,938
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (e)	1,840	1,811
WFS Financial Owner Trust
3.93%, 2/17/2012 (f)	4,994	4,991
4.50%, 5/17/2013	1,960	1,969

		37,327

Beverages — Non-Alcoholic (0.16%)
Coca-Cola HBC Finance BV
5.13%, 9/17/2013	345	355
Panamerican Beverages Inc
7.25%, 7/1/2009	4,000	4,106

		4,461

Beverages — Wine & Spirits (0.16%)
Constellation Brands Inc
8.38%, 12/15/2014	1,200	1,272
7.25%, 5/15/2017	850	856
Diageo Finance BV
2.82%, 3/30/2009 (e)(f)	2,600	2,576

		4,704

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Brewery (0.10%)
Cia Brasileira de Bebidas
10.50%, 12/15/2011	$610	$725
SABMiller PLC
3.00%, 7/1/2009 (c)(e)	2,165	2,170

		2,895

Broadcasting Services & Programming (0.07%)
Clear Channel Communications Inc
4.25%, 5/15/2009	1,375	1,313
Fisher Communications Inc
8.63%, 9/15/2014	750	765

		2,078

Building — Residential & Commercial (0.09%)
DR Horton Inc
8.00%, 2/1/2009	730	726
6.00%, 4/15/2011	250	235
M/I Homes Inc
6.88%, 4/1/2012 (b)	2,000	1,735

		2,696

Building & Construction — Miscellaneous (0.03%)
Dycom Industries Inc
8.13%, 10/15/2015	830	797

Building & Construction Products - Miscellaneous (0.02%)
CRH America Inc
6.40%, 10/15/2033	545	454

Building Products — Cement & Aggregate (0.31%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (c)(e)	4,295	3,991
Martin Marietta Materials Inc
3.00%, 4/30/2010 (e)	4,520	4,386
US Concrete Inc
8.38%, 4/1/2014	500	405

		8,782

Building Products — Wood (0.04%)
Masco Corp
3.20%, 3/12/2010 (e)	1,335	1,238

Cable TV (1.27%)
Charter Communications Holdings II LLC
10.25%, 9/15/2010	3,120	3,003
Charter Communications Inc
10.88%, 9/15/2014 (b)(c)	955	1,010
Charter Communications Operating LLC
8.38%, 4/30/2014 (c)	2,095	2,022
Comcast Corporation
3.01%, 7/14/2009 (e)	3,650	3,585
6.95%, 8/15/2037	2,000	2,114
COX Communications Inc
4.63%, 1/15/2010	805	801
6.75%, 3/15/2011	305	320
7.13%, 10/1/2012	1,225	1,302
4.63%, 6/1/2013	1,000	960
5.50%, 10/1/2015	165	163
6.45%, 12/1/2036 (c)	635	637
CSC Holdings Inc
7.88%, 2/15/2018	1,800	1,769
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	7,085	7,280
Echostar DBS Corp
7.00%, 10/1/2013	1,100	1,097
6.63%, 10/1/2014	1,375	1,344
Kabel Deutschland GmbH
10.63%, 7/1/2014	450	468
Rogers Cable Inc
7.88%, 5/1/2012	2,450	2,628
6.75%, 3/15/2015	3,000	3,077
Unitymedia GmbH
10.38%, 2/15/2015 (c)	1,200	1,140
Videotron Ltd
9.13%, 4/15/2018 (c)	1,520	1,619

		36,339

Casino Hotels (0.27%)
Caesars Entertainment Inc
7.88%, 3/15/2010 (b)	235	221
Harrah’s Operating Co Inc
5.50%, 7/1/2010	1,060	941
MGM Mirage
8.38%, 2/1/2011	400	398
6.75%, 4/1/2013	1,200	1,104
6.63%, 7/15/2015	1,265	1,104
Turning Stone Resort Casino Enterprise
9.13%, 12/15/2010 (c)	400	394
Wynn Las Vegas Capital Corp
6.63%, 12/1/2014 (c)	3,692	3,599

		7,761

Casino Services (0.03%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (c)	896	788

Cellular Telecommunications (1.07%)
America Movil SAB de CV
2.76%, 6/27/2008 (c)(e)(f)	1,975	1,960
New Cingular Wireless Services Inc
8.13%, 5/1/2012	2,180	2,420
Nextel Communications Inc
5.95%, 3/15/2014	3,125	2,437
Rogers Wireless Inc
7.25%, 12/15/2012	1,000	1,067
8.00%, 12/15/2012	1,330	1,380
6.38%, 3/1/2014	3,185	3,250
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Cellular Telecommunications (continued)
Rural Cellular Corp
8.25%, 3/15/2012	$3,100	$3,224
US Unwired Inc
10.00%, 6/15/2012 (b)	1,000	948
VIP Finance Ireland Ltd for OJSC Vimpel
9.13%, 4/30/2018 (c)	6,500	6,506
Vodafone Group PLC
3.14%, 6/15/2011 (e)	1,930	1,839
3.37%, 2/27/2012 (e)(f)	4,000	3,780
6.15%, 2/27/2037	1,640	1,616

		30,427

Chemicals — Diversified (0.18%)
Huntsman LLC
11.63%, 10/15/2010	1,000	1,053
11.50%, 7/15/2012	1,515	1,620
Ineos Group Holdings Plc
8.50%, 2/15/2016 (b)(c)	1,000	810
Phibro Animal Health Corp
10.00%, 8/1/2013 (c)	500	495
Reichhold Industries Inc
9.00%, 8/15/2014 (c)	1,100	1,100

		5,078

Chemicals — Specialty (0.14%)
Ferro Corp
9.13%, 1/1/2009	550	561
Hercules Inc
6.75%, 10/15/2029	1,200	1,158
Nalco Co
7.75%, 11/15/2011	1,500	1,542
NewMarket Corp
7.13%, 12/15/2016	750	731

		3,992

Coal (0.03%)
Peabody Energy Corp
7.38%, 11/1/2016	725	761

Coatings & Paint (0.03%)
Valspar Corp
5.63%, 5/1/2012	990	976

Commercial Banks (1.49%)
Barclays Bank PLC
5.93%, 12/31/2049 (c)(e)	3,575	3,019
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (c)(e)	3,575	3,169
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (c)(e)	1,595	1,188
Commonwealth Bank of Australia
6.02%, 3/15/2036 (c)	1,920	1,636
Credit Agricole SA/London
6.64%, 5/31/2049 (c)(e)	2,140	1,755
Fifth Third Bank/Cincinnati
3.38%, 8/15/2008	350	350
Glitnir Banki HF
2.87%, 10/15/2008 (c)(e)	1,500	1,486
HSBC Holdings PLC
5.25%, 12/12/2012	300	306
6.50%, 9/15/2037	3,500	3,432
KeyBank NA
3.26%, 11/3/2009 (e)	2,000	1,966
4.95%, 9/15/2015	190	171
Lloyds TSB Group PLC
6.27%, 11/29/2049 (c)(e)	2,800	2,327
M&I Marshall & Ilsley Bank
3.33%, 12/4/2012 (e)(f)	5,500	4,888
Royal Bank of Scotland Group PLC
5.00%, 10/1/2014	220	213
7.64%, 3/31/2049 (d)(e)	1,000	941
6.99%, 10/29/2049 (c)(d)(e)	1,000	918
Societe Generale
5.92%, 4/29/2049 (c)(e)	1,225	1,047
United Overseas Bank Ltd
4.50%, 7/2/2013 (c)	325	315
US Bank NA/Cincinnati OH
6.38%, 8/1/2011	275	292
4.95%, 10/30/2014	4,000	3,957
Wachovia Bank NA
7.80%, 8/18/2010	385	408
6.60%, 1/15/2038	5,350	5,173
Woori Bank
6.13%, 5/3/2016 (c)(e)	1,700	1,659
6.21%, 5/2/2037 (e)	2,265	1,849

		42,465

Commercial Services (0.16%)
ARAMARK Corp
8.50%, 2/1/2015 (b)	830	865
Iron Mountain Inc
8.25%, 7/1/2011	1,175	1,174
8.63%, 4/1/2013	2,000	2,035
6.63%, 1/1/2016	500	483

		4,557

Computer Services (0.03%)
Sungard Data Systems Inc
9.13%, 8/15/2013	900	941

Computers (0.18%)
Hewlett-Packard Co
4.50%, 3/1/2013	5,085	5,126

Computers — Integrated Systems (0.02%)
NCR Corp
7.13%, 6/15/2009	600	611
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Computers — Memory Devices (0.11%)
Seagate Technology HDD Holdings
6.38%, 10/1/2011	$985	$968
6.80%, 10/1/2016	2,395	2,287

		3,255

Consumer Products — Miscellaneous (0.20%)
American Achievement Corp
8.25%, 4/1/2012	1,225	1,078
Blyth Inc
7.90%, 10/1/2009	1,300	1,332
5.50%, 11/1/2013	1,150	955
Clorox Co
5.00%, 3/1/2013	1,685	1,664
Jarden Corp
7.50%, 5/1/2017	800	736

		5,765

Containers — Metal & Glass (0.02%)
Impress Holdings BV
5.84%, 9/15/2013 (c)(e)	750	627

Containers — Paper & Plastic (0.07%)
Intertape Polymer US Inc
8.50%, 8/1/2014	350	308
Jefferson Smurfit Corp US
8.25%, 10/1/2012	1,225	1,115
Plastipak Holdings Inc
8.50%, 12/15/2015 (c)	750	703

		2,126

Credit Card Asset Backed Securities (2.40%)
American Express Credit Account Master Trust
2.95%, 8/15/2011 (c)(e)	1,860	1,814
2.97%, 9/15/2011(e)	5,965	5,891
BA Credit Card Trust
3.32%, 3/15/2012 (e)(f)	6,000	5,525
Bank One Issuance Trust
3.04%, 3/15/2012 (e)	3,550	3,426
2.91%, 6/15/2012 (e)	4,575	4,533
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (c)	3,600	3,491
Chase Credit Card Master Trust
3.07%, 10/15/2010 (e)	1,550	1,550
3.05%, 1/17/2011 (e)	3,100	3,082
3.07%, 2/15/2011 (e)(f)	7,500	7,437
Citibank Credit Card Issuance Trust
4.40%, 9/15/2010	2,550	2,554
3.02%, 5/20/2011(e)	2,300	2,228
Citibank Credit Card Master Trust I
3.28%, 3/10/2011 (e)	1,875	1,834
Discover Card Master Trust
5.65%, 3/16/2020	2,525	2,441
First USA Credit Card Master Trust
3.09%, 4/18/2011(e)	3,650	3,648
GE Capital Credit Card Master Note Trust
2.90%, 3/15/2015 (e)	3,160	2,818
MBNA Credit Card Master Note Trust
3.09%, 1/18/201l (e)(f)	2,500	2,468
Providian Gateway Master Trust
3.09%, 5/16/2011 (c)(e)	6,165	6,164
3.08%, 7/15/2011 (c)(e)	4,350	4,344
Providian Master Note Trust
5.10%, 11/15/2012 (c)	3,350	3,231

		68,479

Data Processing & Management (0.30%)
Dun & Bradstreet Corp
5.50%, 3/15/2011	1,350	1,339
Fidelity National Information Services
4.75%, 9/15/2008	3,725	3,557
Fiserv Inc
6.13%, 11/20/2012	3,740	3,800

		8,696

Dialysis Centers (0.07%)
DaVita Inc
6.63%, 3/15/2013	1,580	1,572
7.25%, 3/15/2015	560	562

		2,134

Direct Marketing (0.05%)
Visant Corp
7.63%, 10/1/2012	1,400	1,393

Diversified Financial Services (0.34%)
Citigroup Capital XXI
8.30%, 12/21/2057	3,100	3,165
General Electric Capital Corp
4.63%, 9/15/2009	285	290
5.88%, 1/14/2038	2,540	2,422
6.38%, 11/15/2067(e)	1,355	1,356
TNK-BP Finance SA
7.50%, 3/13/2013 (c)	1,070	1,073
6.63%, 3/20/2017 (c)	1,540	1,399

		9,705

Diversified Manufacturing Operations (0.46%)
Bombardier Inc
8.00%, 11/15/2014 (c)	1,785	1,901
Carlisle Cos Inc
6.13%, 8/15/2016	2,200	2,337
RBS Global Inc and Rexnord Corp
11.75%, 8/1/2016 (b)	750	720
SPX Corp
7.63%, 12/15/2014 (c)	3,100	3,240
Tyco Electronics Group SA
6.55%, 10/1/2017 (c)	4,925	5,042

		13,240

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Diversified Operations (0.22%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (c)(e)	$3,450	$2,798
Leucadia National Corp
7.13%, 3/15/2017	1,500	1,432
Susser Holdings LLC
10.63%, 12/15/2013	1,200	1,230
10.63%, 12/15/2013 (c)	700	718

		6,178

Drug Delivery Systems (0.07%)
Hospira Inc
3.18%, 3/30/2010 (e)(f)	2,000	1,932

E-Commerce — Products (0.02%)
FTD Inc
7.75%, 2/15/2014	725	653

Electric — Generation (0.44%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	942	980
CE Generation LLC
7.42%, 12/15/2018	1,019	1,063
Edison Mission Energy
7.00%, 5/15/2017	340	343
7.20%, 5/15/2019	2,250	2,267
Elwood Energy LLC
8.16%, 7/5/2026	1,477	1,421
Indiantown Cogeneration LP
9.26%, 12/15/2010	2,448	2,518
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (c)	280	278
System Energy Resources Inc
6.20%, 10/1/2012	175	176
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (c)	2,622	2,539
Tenaska Oklahoma
6.53%, 12/30/2014 (c)	380	398
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (c)	476	483

		12,466

Electric — Integrated (1.65%)
Alabama Power Co
3.28%, 8/25/2009 (e)	1,000	996
Arizona Public Service Co
6.38%, 10/15/2011	1,000	1,004
6.50%, 3/1/2012	2,830	2,850
5.80%, 6/30/2014	1,770	1,698
6.25%, 8/1/2016	2,100	2,007
Baltimore Gas & Electric Co
5.90%, 10/1/2016	1,230	1,201
Commonwealth Edison Co
6.15%, 3/15/2012	1,400	1,451
4.70%, 4/15/2015	2,740	2,583
Dominion Resources Inc/VA
5.69%, 5/15/2008	2,150	2,151
Entergy Gulf States Inc
3.60%, 6/1/2008	345	344
3.74%, 12/8/2008 (c)(e)	1,465	1,468
Entergy Louisiana LLC
5.83%, 11/1/2010	350	349
Georgia Power Co
3.25%, 2/17/2009 (e)	2,650	2,649
Integrys Energy Group Inc
7.00%, 11/1/2009	1,540	1,597
Jersey Central Power & Light Co
6.15%, 6/1/2037	1,775	1,623
MidAmerican Energy Holdings Co
3.50%, 5/15/2008	975	975
Mirant Americas Generation LLC
8.30%, 5/1/2011	850	882
Northeast Utilities
3.30%, 6/1/2008	460	460
Ohio Power Co
2.91%, 4/5/2010 (e)(f)	2,870	2,773
Oncor Electric Delivery Co
6.38%, 5/1/2012	3,330	3,387
PPL Energy Supply LLC
6.40%, 11/1/2011	50	51
PSEG Power LLC
3.75%, 4/1/2009	2,750	2,735
Public Service Co of Oklahoma
6.63%, 11/15/2037	1,845	1,763
Puget Sound Energy Inc
3.36%, 6/1/2008	350	350
Sierra Pacific Power Co
6.25%, 4/15/2012	3,100	3,096
Southern California Edison Co
3.21%, 2/2/2009 (e)(f)	1,325	1,314
TECO Energy Inc
5.24%, 5/1/2010 (e)	1,500	1,507
Texas Competitive Electric Holdings Co
10.25%, 11/1/2015 (c)	500	521
Transelec SA
7.88%, 4/15/2011	650	705
Union Electric Co
4.65%, 10/1/2013	2,300	2,221
Virginia Electric and Power Co
4.50%, 12/15/2010	325	329

		47,040

Electric — Transmission (0.07%)
EEB International Ltd
8.75%, 10/31/2014 (c)	1,800	1,908

Electronic Components — Miscellaneous (0.25%)
Communications & Power Industries Inc
8.00%, 2/1/2012	500	492
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Electronic Components — Miscellaneous (continued)
Flextronics International Ltd
6.50%, 5/15/2013	$1,415	$1,383
Jabil Circuit Inc
5.88%, 7/15/2010	2,570	2,524
NXP BV/NXP Funding LLC
5.46%, 10/15/2013 (e)	1,715	1,578
9.50%, 10/15/2015 (b)	1,260	1,219
Sanmina-SCI Corp

		7,196

Electronic Components — Semiconductors (0.26%)
Amkor Technology Inc
7.75%, 5/15/2013	1,250	1,197
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/4/2013	1,520	1,477
Freescale Semiconductor Inc
6.68%, 12/15/2014 (e)	750	598
8.88%, 12/15/2014	2,955	2,600
National Semiconductor Corp
3.05%, 6/15/2010 (e)(f)	1,725	1,593

		7,465

Electronic Connectors (0.05%)
Thomas & Betts Corp
6.63%, 5/7/2008	1,330	1,330

Electronic Measurement Instruments (0.15%)
Agilent Technologies Inc
6.50%, 11/1/2017	4,285	4,252

Electronics — Military (0.07%)
L-3 Communications Corp
7.63%, 6/15/2012	2,000	2,055

Export & Import Bank (0.03%)
Export-Import Bank Of Korea
4.50%, 8/12/2009	740	743

Fiduciary Banks (0.16%)
Bank of New York Mellon Corp/The
4.50%, 4/1/2013 (b)	4,365	4,351
4.95%, 3/15/2015	210	204

		4,555

Finance — Auto Loans (0.71%)
American Honda Finance Corp
4.63%, 4/2/2013 (c)	5,900	5,797
Ford Motor Credit Co LLC
7.38%, 10/28/2009	700	674
4.28%, 1/15/2010 (e)	4,500	4,069
9.75%, 9/15/2010 (e)	1,250	1,214
9.88%, 8/10/2011	1,850	1,790
5.46%, 1/13/2012 (e)	950	799
7.80%, 6/1/2012	1,000	894
GMAC LLC
7.75%, 1/19/2010	500	460
6.88%, 9/15/2011	1,700	1,417
6.00%, 12/15/2011	1,815	1,438
6.63%, 5/15/2012	2,190	1,733

		20,285

Finance — Commercial (0.46%)
CIT Group Inc
3.14%, 4/27/2011 (e)(f)	6,200	5,136
3.32%, 2/13/2012 (e)	1,850	1,490
Textron Financial Corp
3.22%, 2/25/2011 (e)(f)	5,325	5,239
6.00%, 2/15/2067 (c)(e)	1,750	1,350

		13,215

Finance — Consumer Loans (0.64%)
American General Finance Corp
3.35%, 8/17/2011(e)(f)	3,135	2,971
6.90%, 12/15/2017	3,500	3,461
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	650	540
HSBC Finance Corp
4.13%, 12/15/2008	900	898
3.35%, 11/16/2009(e)	3,275	3,187
4.13%, 11/16/2009	1,750	1,746
6.38%, 10/15/2011	110	114
7.00%, 5/15/2012	2,095	2,212
4.75%, 7/15/2013	205	200
SLM Corp
3.08%, 7/26/2010 (e)(f)	3,500	3,036

		18,365

Finance — Credit Card (0.19%)
Capital One Bank USA NA
5.00%, 6/15/2009	2,165	2,153
6.50%, 6/13/2013	2,800	2,729
5.13%, 2/15/2014	425	399

		5,281

Finance — Investment Banker & Broker (5.22%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (e)(f)	4,720	4,551
5.30%, 10/30/2015	3,290	3,199
Citigroup Funding Inc
3.16%, 10/22/2009 (e)(f)	1,500	1,479
Citigroup Inc
5.30%, 10/17/2012	1,000	993
6.88%, 3/5/2038	3,500	3,620
8.40%, 4/29/2049	7,270	7,358
Credit Suisse USA Inc
2.95%, 1/15/2010 (e)	1,500	1,484
Goldman Sachs Group Inc/The
3.88%, 1/15/2009	640	640
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Goldman Sachs Group Inc/The (continued)
6.65%, 5/15/2009	$75	$77
3.28%, 3/2/2010 (e)	1,500	1,462
3.31%, 8/5/2011 (e)	3,500	3,387
3.32%, 2/6/2012 (e)	2,000	1,902
5.25%, 10/15/2013	2,690	2,658
5.95%, 1/18/2018	4,975	4,965
6.45%, 5/1/2036	1,160	1,101
6.75%, 10/1/2037	2,310	2,264
Jefferies Group Inc
6.45%, 6/8/2027	4,520	3,627
6.25%, 1/15/2036	3,880	2,932
JPMorgan Chase & Co
3.17%, 3/9/2009 (e)	2,000	1,988
6.75%, 2/1/2011	2,675	2,790
5.13%, 9/15/2014	6,000	5,923
5.25%, 5/1/2015	4,265	4,253
7.90%, 4/29/2049 (e)	9,430	9,606
Lazard Group
7.13%, 5/15/2015	8,100	7,780
6.85%, 6/15/2017	3,630	3,383
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	2,035	1,445
Lehman Brothers Holdings Inc
3.35%,11/10/2009 (e)	3,000	2,881
3.23%, 5/25/2010 (e)	4,225	3,967
5.63%, 1/24/2013	4,500	4,434
6.20%, 9/26/2014	1,290	1,298
6.50%, 7/19/2017	2,500	2,456
6.75%, 12/28/2017	1,750	1,747
6.88%, 5/2/2018	5,775	5,906
Merrill Lynch & Co Inc
3.40%, 2/6/2009 (e)	2,275	2,245
3.31%, 2/5/2010 (e)	1,500	1,433
3.44%, 11/1/2011 (e)(f)	4,650	4,218
3.24%, 6/5/2012 (e)(f)	2,300	2,068
5.45%, 2/5/2013	3,000	2,919
6.15%, 4/25/2013	5,000	4,990
6.88%, 4/25/2018	4,670	4,708
6.22%, 9/15/2026	250	222
6.11%, 1/29/2037	1,500	1,265
Morgan Stanley
2.99%, 1/15/2010 (e)	3,925	3,810
2.98%, 1/18/2011 (e)	5,675	5,388
6.75%, 4/15/2011	640	664
5.30%, 3/1/2013	455	454
4.75%, 4/1/2014	1,915	1,797
5.38%, 10/15/2015	1,660	1,597
5.95%, 12/28/2017	3,500	3,467

		148,801

Finance — Leasing Company (0.10%)
International Lease Finance Corp
3.11%, l/15/2010 (e)	2,000	1,925
5.65%, 6/1/2014	870	835

		2,760

Finance — Mortgage Loan/Banker (0.63%)
Countrywide Financial Corp
2.85%, 12/19/2008 (e)(f)	6,665	6,332
5.80%, 6/7/2012	3,785	3,608
6.25%, 5/15/2016 (b)	2,095	1,844
Fannie Mae
5.25%, 1/15/2009 (b)	350	356
7.25%, 1/15/2010 (b)	250	268
6.00%, 5/15/2011	75	81
Residential Capital LLC
3.49%, 6/9/2008 (e)(f)	1,500	1,397
6.18%, 5/22/2009 (e)	3,925	2,581
8.00%, 2/22/2011(e)	2,835	1,460

		17,927

Finance — Other Services (0.14%)
American Real Estate Partners LP/Finance Corp
8.13%, 6/1/2012	1,000	977
7.13%, 2/15/2013 (b)	835	779
Lukoil International Finance BV
6.66%, 6/7/2022 (c)	1,360	1,203
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (c)(e)	1,000	1,003

		3,962

Financial Guarantee Insurance (0.12%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	1,400	463
MBIA Insurance Corp
14.00%, 1/15/2033 (b)(c)(e)	2,175	1,990
MGIC Investment Corp
5.63%, 9/15/2011	980	871

		3,324

Food — Dairy Products (0.05%)
Land O’ Lakes Inc
9.00%, 12/15/2010	1,500	1,560

Food — Meat Products (0.14%)
Bertin Ltda
10.25%, 10/5/2016 (b)(c)	3,810	3,972

Food — Miscellaneous/Diversified (0.39%)
Corn Products International Inc
8.45%, 8/15/2009	470	498
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Food — Miscellaneous/Diversified (continued)
General Mills Inc
3.04%, 1/22/2010 (e)(f)	$3,575	$3,512
8.02%, 2/5/2013 (g)	5,000	5,389
Kraft Foods Inc
3.60%, 8/11/2010 (e)	1,640	1,594

		10,993

Food — Retail (0.19%)
Ingles Markets Inc
8.88%, 12/1/2011	875	888
Safeway Inc
3.00%, 3/27/2009 (e)(f)	4,450	4,414

		5,302

Gas — Distribution (0.07%)
Sempra Energy
4.75%, 5/15/2009	675	676
Southern Union Co
6.15%, 8/16/2008	1,315	1,318

		1,994

Home Equity — Other (3.86%)
ACE Securities Corp
3.11%, 8/25/2035 (e)	1,994	1,979
3. 11%, 9/25/2035 (e)(f)	1,436	1,417
3.09%, 10/25/2035 (e)	610	608
Asset Backed Funding Certificates
3.13%, 7/25/2035 (e)	841	830
Asset Backed Securities Corp Home Equity
2.99%, 7/25/2036 (e)(f)	2,847	2,772
Bear Stearns Asset Backed Securities Trust
3.49%, 3/25/2034 (e)	1,098	694
3.17%, 9/25/2035 (e)	4,953	4,899
3.05%, 8/25/2036 (e)(f)	7,145	5,884
3.08%, 5/25/2037 (e)(f)	3,200	2,740
CDC Mortgage Capital Trust
3.75%, 6/25/2034 (e)	637	546
Citigroup Mortgage Loan Trust Inc
3.17%, 10/25/2035 (e)(f)	13,000	12,807
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (e)	4,000	2,333
First NLC Trust
3.22%, 5/25/2035 (e)	642	537
3.20%, 9/25/2035 (e)(f)	5,423	5,264
3.13%, 12/25/2035 (e)(f)	1,529	1,523
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	4,850	3,456
5.81%, 10/25/2036	1,825	850
6.05%, 12/25/2037 (e)	3,820	2,268
GSAA Trust
3.04%, 4/25/2047 (e)	9,314	7,416
HSI Asset Securitization Corp Trust
3.04%, 1/25/2037 (e)(f)	6,548	5,958
Indymac Residential Asset Backed Trust
3.13%, 8/25/2035(e)	798	781
IXIS Real Estate Capital Trust
3.16%, 9/25/2035 (e)(f)	432	428
JP Morgan Mortgage Acquisition Corp
3.16%, 7/25/2035 (e)(f)	3,641	3,590
3.04%, 8/25/2036 (e)	1,850	1,575
Morgan Stanley ABS Capital I
3.76%, 12/25/2034 (e)	1,500	840
3.14%, 9/25/2035 (e)	610	609
Morgan Stanley Home Equity Loans
3.07%, 2/25/2036 (e)	9,990	9,642
New Century Home Equity Loan Trust
3.18%, 3/25/2035 (e)	85	77
Option One Mortgage Loan Trust
3.94%, 5/25/2034 (e)	1,250	916
3.89%, 2/25/2035 (e)	600	429
3.35%, 3/25/2037 (e)	4,325	684
Residential Asset Securities Corp
4.04%, 3/25/2035 (e)	1,050	743
3.09%, 5/25/2035 (e)	46	43
3.09%, 6/25/2035 (e)	84	84
3.17%, 7/25/2035 (e)(f)	2,207	2,187
3.04%, 9/25/2036 (e)	7,900	7,180
Saxon Asset Securities Trust
4.59%, 3/25/2035 (e)	1,343	1,011
Soundview Home Equity Loan Trust
2.99%, 7/25/2036 (e)(f)	4,664	4,578
Specialty Underwriting & Residential Finance
3.40%, 2/25/2035 (e)	677	587
3.13%, 3/25/2036(e)	533	526
WAMU Asset-Backed Certificates
3.07%, 5/25/2037 (e)	4,000	2,971
3.07%, 7/25/2047 (e)	6,850	5,230
Wells Fargo Home Equity Trust
3.40%, 4/25/2034 (e)	875	698

		110,190

Home Equity — Sequential (0.34%)
BNC Mortgage Loan Trust
3.07%, 7/25/2037 (e)	4,405	3,215
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	3,850	3,231
5.51%, 8/25/2036	3,235	2,975
Residential Asset Securities Corp
4.70%, 10/25/2031	369	368

		9,789

Independent Power Producer (0.12%)
NRG Energy Inc
7.25%, 2/1/2014	3,290	3,380
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Insurance Brokers (0.14%)
Willis North America Inc
6.20%, 3/28/2017	$3,950	$3,855

Investment Companies (0.13%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (c)	1,700	1,709
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (c)(e)	2,150	2,093

		3,802

Investment Management & Advisory Services (0.15%)
Ameriprise Financial Inc
5.35%, 11/15/2010	55	56
7.52%, 6/1/2066 (e)	4,720	4,359

		4,415

Life & Health Insurance (0.75%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (c)(e)	2,855	2,602
Hartford Life Global Funding Trusts
2.97%, 9/15/2009 (e)	3,475	3,471
Lincoln National Corp
2.84%, 4/6/2009 (e)(f)	4,200	4,146
5.65%, 8/27/2012	865	868
6.05%, 4/20/2067 (e)	1,345	1,155
Pacific Life Global Funding
2.83%, 6/22/2011 (c)(e)	2,500	2,493
StanCorp Financial Group Inc
6.88%, 10/1/2012	1,065	1,065
Stingray Pass-Through Trust
5.90%, 1/12/2015 (c)(g)	3,000	480
Sun Life Financial Global Funding LP
2.98%, 7/6/2010 (c)(e)	1,750	1,754
Unum Group
6.00%, 5/15/2008	2,200	2,199
5.86%, 5/15/2009	1,050	1,067

		21,300

Machinery — Farm (0.04%)
Case New Holland Inc
7.13%, 3/1/2014	1,000	1,005

Machinery — General Industry (0.03%)
Manitowoc Co Inc/The
7.13%, 11/1/2013	300	294
Stewart & Stevenson LLC
10.00%, 7/15/2014	475	461

		755

Machinery — Material Handling (0.04%)
Columbus McKinnon Corp/NY
8.88%, 11/1/2013	1,100	1,152
Medical — Drugs (0.17%)
Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (e)	1,800	1,584
Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (e)	2,570	2,352
8.88%, 12/1/2013	850	839

		4,775

Medical — HMO (0.96%)
Aetna Inc
6.75%, 12/15/2037	3,740	3,674
Centene Corp
7.25%, 4/1/2014	750	711
Cigna Corp
7.00%, 1/15/2011	175	183
6.35%, 3/15/2018	1,000	1,020
Coventry Health Care Inc
5.88%, 1/15/2012	3,042	2,957
6.30%, 8/15/2014	2,500	2,440
5.95%, 3/15/2017	1,725	1,579
Health Net Inc
6.38%, 6/1/2017	2,390	2,162
Humana Inc
6.45%, 6/1/2016	325	319
UnitedHealth Group Inc
5.50%, 11/15/2012	3,300	3,288
4.88%, 2/15/2013	2,355	2,249
6.88%, 2/15/2038	2,930	2,859
WellPoint Inc
5.85%, 1/15/2036	2,605	2,199
6.38%, 6/15/2037	1,900	1,738

		27,378

Medical — Hospitals (0.12%)
Community Health Systems Inc
8.88%, 7/15/2015	2,210	2,299
HCA Inc
9.25%, 11/15/2016	950	1,021

		3,320

Medical — Outpatient & Home Medical Care (0.05%)
Select Medical Corp
7.63%, 2/1/2015	1,715	1,458

Medical — Wholesale Drug Distribution (0.30%)
AmerisourceBergen Corp
5.63%, 9/15/2012	2,175	2,170
Cardinal Health Inc
2.96%, 10/2/2009 (e)	3,800	3,710
5.65%, 6/15/2012	2,545	2,578

		8,458

Medical Instruments (0.13%)
Accellent Inc
10.50%, 12/1/2013	530	453
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Medical Instruments (continued)
Boston Scientific Corp
6.00%, 6/15/2011	$1,515	$1,496
6.40%, 6/15/2016	1,841	1,777

		3,726

Medical Laboratory & Testing Service (0.02%)
Quest Diagnostics Inc
6.40%, 7/1/2017	595	603

Medical Products (0.16%)
Baxter International Inc
6.25%, 12/1/2037	1,715	1,752
Covidien International Finance SA
6.55%, 10/15/2037 (c)	2,740	2,801

		4,553

Metal — Copper (0.04%)
Southern Copper Corp
7.50%, 7/27/2035	1,040	1,097

Metal — Diversified (0.21%)
Falconbridge Ltd
7.35%, 6/5/2012	500	535
5.38%, 6/1/2015	640	604
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/1/2015	3,000	3,259
8.38%, 4/1/2017	900	994
Xstrata Canada Corp
7.25%, 7/15/2012	630	672

		6,064

Miscellaneous Manufacturers (0.02%)
Trimas Corp
9.88%, 6/15/2012	700	611

Money Center Banks (0.26%)
Comerica Capital Trust II
6.58%, 2/20/2037	2,705	1,851
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (c)(e)	2,580	2,149
Unicredit Luxembourg Finance SA
6.00%, 10/31/2017 (c)	3,600	3,484

		7,484

Mortgage Backed Securities (21.69%)
ACT Depositor Corp
3.02%, 9/22/2041 (c)(e)	6,249	4,374
Adjustable Rate Mortgage Trust
3.47%, 2/25/2035 (e)	468	378
3.17%, 6/25/2035 (e)(f)	2,268	1,846
5.09%, 11/25/2035 (e)	1,600	1,221
3.17%, 8/25/2036 (e)(f)	6,630	3,044
Banc of America Commercial Mortgage Inc
0.39%, 7/10/2042	267,889	2,384
0.12%, 7/10/2043 (c)(e)	158,928	1,588
4.86%, 7/10/2043	3,000	2,918
4.97%, 7/10/2043	1,890	1,532
5.93%, 5/10/2045 (e)	4,225	4,259
5.33%, 9/10/2045	4,775	4,778
5.31%, 10/10/2045 (e)	3,920	3,904
5.68%, 7/10/2046 (e)	3,750	3,494
5.67%, 1/15/2049 (c)(e)	1,335	801
5.84%, 6/10/2049 (e)	800	734
Banc of America Funding Corp
2.88%, 7/20/2036 (e)	1,122	1,075
3.08%, 7/20/2036 (e)(f)	7,531	3,497
3.08%, 4/25/2037 (e)(f)	3,200	2,063
Banc of America Mortgage Securities Inc
4.11%, 6/25/2034(e)	4,250	4,193
Bear Stearns Adjustable Rate Mortgage Trust
3.56%, 6/25/2034 (e)	855	835
5.10%, 8/25/2035 (e)	1,825	1,641
Bear Stearns Alt-A Trust
3.17%, 7/25/2035(e)	464	290
3.05%, 11/25/2036 (e)(f)	1,209	780
3.07%, 4/25/2037 (e)(f)	954	525
Bear Stearns Asset Backed Securities Trust
3.13%, 4/25/2036 (e)(f)	3,367	3,019
Bear Stearns Commercial Mortgage Securities Inc
0.63%, 5/11/2039 (c)(e)	6,216	82
3.24%, 2/11/2041	440	438
Bear Stearns Mortgage Funding Trust
3.11%, 7/25/2036 (e)(f)	9,242	7,401
Bella Vista Mortgage Trust
3.17%, 1/22/2045 (e)(f)	1,534	1,398
3.05%, 5/20/2045 (e)	911	683
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	3,981	4,147
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (e)	10,502	10,091
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (e)	70,402	1,535
Citigroup/Deutsche Bank Commercial
Mortgage Trust
0.63%, 10/15/2048 (e)	113,721	2,166
0.06%, 12/11/2049 (c)(e)	120,867	918
0.52%, 12/11/2049(e)	97,027	1,445
0.56%, 12/11/2049 (c)(e)	227,799	4,814
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (e)	2,000	1,652
0.06%, 12/10/2046 (c)(e)	61,289	622
5.25%, 12/10/2046	3,500	3,473
Countrywide Alternative Loan Trust
3.12%, 5/25/2035 (e)	29	24
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000's)	(000's)

BONDS (continued)
Mortgage Backed Securities (continued)
Countrywide Alternative Loan Trust (continued)
5.39%, 7/20/2035 (e)	$1,127	$828
3.31%, 12/25/2035 (e)(f)	4,419	3,097
3.07%, 6/25/2036 (e)(f)	9,400	4,268
3.17%, 6/25/2036 (e)(f)	6,784	3,119
Countrywide Asset-Backed Certificates
3.17%, ll/25/2035 (e)	808	743
3.17%, l/25/2036 (e)	5,564	5,188
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	3	3
4.59%, 12/19/2033 (e)	1,000	978
3.09%, 4/25/2046 (e)(f)	6,727	5,275
3.20%, 4/25/2046 (e)(f)	9,854	6,731
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (e)	2,990	3,028
0.78%, 9/15/2039 (c)	75,485	1,839
6.00%, 9/15/2039 (e)	8,450	6,985
0.11%, 12/15/2039	20,162	284
0.87%, 12/15/2039 (e)	90,799	2,564
5.87%, 9/15/2040	12,150	11,254
6.22%, 2/15/2041 (c)(e)(g)	2,800	2,545
CS First Boston Mortgage Securities Corp
1.30%, 3/15/2036 (c)(e)	8,453	167
0.58%, 5/15/2036 (c)(e)	12,343	91
0.77%, 7/15/2036 (c)(e)	12,476	177
5.11%, 7/15/2036(e)	2,450	2,434
0.22%, 11/15/2037 (c)(e)	22,444	385
7.99%, 9/15/2041 (e)	470	490
CW Capital Cobalt Ltd
5.17%, 8/15/2048	5,220	5,167
Deutsche ALT-A Securities Inc Alternate
3.08%, 4/25/2036 (e)	8,275	5,393
Fannie Mae
1.38%, 7/25/2011 (g)	111,808	2,683
3.20%, 2/25/2018 (e)	837	839
3.14%, 11/25/2022 (e)	1,097	1,079
3.09%, 1/25/2023 (e)	1,393	1,369
3.20%, 2/25/2032 (e)	2,051	2,029
3.14%, 3/25/2035(e)	936	921
6.50%, 2/25/2047	1,910	2,007
Fannie Mae Whole Loan
3.09%, 5/25/2035 (e)	1,919	1,802
First Union National Bank Commercial Mortgage Securities Inc
8.09%, 5/17/2032	700	741
6.14%, 2/12/2034	150	155
Freddie Mac
3.02%, 6/15/2018 (e)	1,080	1,064
3.17%, 6/15/2023 (e)	1,440	1,407
3.12%, 7/15/2023 (e)(f)	10,357	10,225
3.07%, 2/15/2030 (e)	910	912
3.07%, 5/15/2030 (e)	770	760
5.50%, 9/15/2031 (e)	5,025	5,068
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	164,211	1,641
5.61%, 4/10/2017 (e)	7,360	6,727
0.74%, 3/10/2040 (c)(e)	18,579	258
4.98%, 5/10/2043	5,780	5,663
5.52%, 3/10/2044 (e)	7,190	7,093
Ginnie Mae
4.51%, 10/16/2028 (e)	3,123	3,127
3.96%, 6/16/2031	3,831	3,791
1.11%, 2/16/2047(e)	30,308	1,606
0.85%, 3/16/2047 (e)	26,411	1,473
GMAC Commercial Mortgage Securities Inc
0.97%, 3/10/2038 (c)(e)	8,905	176
Greenpoint Mortgage Funding Trust
3.17%, 6/25/2045 (e)	776	703
3.20%, 6/25/2045 (e)	681	449
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	2,443	2,215
0.46%, 6/10/2036 (c)(e)	95,902	730
5.22%, 4/10/2037	8,000	7,926
6.11%, 7/10/2038 (e)	3,320	3,163
0.51%, 3/10/2039 (c)(e)	67,717	1,254
5.51%, 3/10/2039	3,775	3,059
5.74%, 12/10/2049	3,600	3,556
GS Mortgage Securities Corp II
0.86%, 11/10/2039 (c)	37,920	1,264
5.56%, ll/10/2039 (e)	7,190	7,111
5.99%, 8/10/2045 (e)	10,500	10,484
5.99%, 8/10/2045 (e)	3,765	3,502
GSR Mortgage Loan Trust
3.08%, 12/25/2035 (e)(f)	786	770
3.16%, 8/25/2046 (e)(f)	4,254	2,738
Harborview Mortgage Loan Trust
3.04%, 5/19/2047 (e)(f)	7,597	5,492
Impac CMB Trust
3.89%, 10/25/2033 (e)	324	234
3.66%, 1/25/2035 (e)	562	452
3.21%, 4/25/2035 (e)	548	361
3.32%, 4/25/2035 (e)	441	232
3.20%, 8/25/2035 (e)	724	490
3.40%, 8/25/2035 (e)	2,140	1,215
3.14%, 4/25/2037 (e)	5,050	4,181
Impac Secured Assets CMN Owner Trust
3.05%, 3/25/2037 (e)(f)	4,000	2,428
Indymac Index Mortgage Loan Trust
3.20%, 4/25/2034 (e)	263	241
3.13%, 4/25/2035(e)	775	636
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Indymac Index Mortgage Loan Trust (continued)
3.22%, 4/25/2035 (e)	$483	$328
3.16%, 6/25/2035 (e)(f)	6,735	5,580
5.52%, 7/25/2035 (e)	5,990	3,308
3.20%, 8/25/2035 (e)	1,203	997
3.08%, 1/25/2037 (e)(f)	3,744	2,520
3.13%, 6/25/2037 (e)	6,845	5,438
JP Morgan Alternative Loan Trust
3.04%, 3/25/2037 (e)	7,458	4,634
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (c)(e)	23,970	722
5.02%, 1/12/2037	755	661
5.29%, 9/12/2037 (e)	1,300	1,060
0.76%, 10/12/2037 (c)(e)	37,864	1,390
1.27%, 1/12/2039 (c)(e)	8,811	221
5.63%, 6/12/2041 (e)	4,005	3,657
0.30%, 1/15/2042 (c)(e)	25,115	357
4.78%, 7/15/2042	4,170	3,922
5.59%, 5/12/2045 (e)	2,765	2,552
5.44%, 5/15/2045 (e)	4,825	4,404
5.62%, 5/15/2045 (e)	1,350	935
5.30%, 5/15/2047 (e)	5,255	5,210
6.01%, 6/15/2049 (e)	7,765	7,211
6.20%, 2/12/2051 (c)	3,005	2,234
6.30%, 2/12/2051 (e)	4,000	3,370
0.79%, 2/15/2051 (e)(g)	120,000	2,761
JP Morgan Mortgage Trust
5.30%, 7/25/2035	2,347	2,297
4.95%, 11/25/2035 (e)	6,840	6,455
5.30%, 4/25/2036 (e)	1,815	1,818
5.82%, 6/25/2036 (e)	4,747	4,660
5.82%, 6/25/2036 (e)	1,825	1,579
5.97%, 6/25/2036 (e)	1,327	1,297
5.94%, 8/25/2036 (e)	8,600	7,686
6.00%, 8/25/2036 (e)	2,994	2,720
5.56%, 10/25/2036 (e)	9,732	8,064
5.71%, 4/25/2037 (e)	2,900	2,754
5.71%, 4/25/2037 (e)	2,895	2,667
LB-UBS Commercial Mortgage Trust
4.90%, 6/15/2026	49	50
6.37%, 12/15/2028	400	415
5.74%, 6/15/2032	3,241	3,276
0.81%, 3/15/2034 (c)(e)	48,517	304
0.50%, 3/15/2036 (c)(e)	7,098	163
1.22%, 3/15/2036 (c)(e)	5,424	110
0.84%, 8/15/2036 (c)(e)	9,637	128
5.41%, 9/15/2039 (e)	1,200	1,094
0.68%, 2/15/2040 (e)	14,874	402
5.46%, 2/15/2040 (e)	200	181
5.48%, 2/15/2040 (e)	3,400	2,758
5.49%, 2/15/2040 (e)	5,805	5,261
0.18%, 7/15/2040 (c)	72,124	1,296
5.86%, 7/15/2040 (e)	4,795	4,783
6.45%, 7/17/2040 (e)	3,540	2,656
6.15%, 4/15/2041 (e)	3,820	3,004
6.37%, 9/15/2045 (e)	775	738
6.46%, 9/15/2045 (e)	2,780	2,134
Lehman XS Trust
3.12%, 6/25/2047 (e)	10,239	7,793
Luminent Mortgage Trust
3.08%, 5/25/2046 (e)(f)	2,903	2,267
Merrill Lynch Alternative Note Asset Trust
3.11%, 4/25/2037 (e)	8,225	4,331
Merrill Lynch Mortgage Investors Inc
3.25%, 8/25/2036 (e)	381	193
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	4,170	3,915
5.80%, 5/12/2039 (e)	4,065	4,100
5.84%, 5/12/2039 (e)	2,960	2,784
0.68%, 2/12/2042 (e)	24,659	206
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.46%, 7/12/2046 (e)	3,995	3,649
0.73%, 8/12/2048 (e)	40,901	1,288
6.16%, 8/12/2049 (e)	10,500	10,595
0.10%, 12/12/2049 (c)(e)	36,833	448
0.84%, 12/12/2049 (e)	131,803	3,566
5.11%, 12/12/2049 (e)	4,085	4,036
5.39%, 12/12/2049 (c)(e)	2,400	1,645
Morgan Stanley Capital I
7.11%, 4/15/2033	89	91
0.60%, 4/14/2040 (c)(e)	15,288	210
1.19%, 1/13/2041 (c)(e)	5,942	156
3.12%, 5/24/2043 (c)(e)(g)	4,600	3,634
0.07%, 12/15/2043 (c)(e)	43,585	479
5.36%, 3/15/2044 (e)	9,300	8,976
3.27%, 8/25/2046 (e)(f)(g)	5,500	3,135
5.81%, 4/12/2049 (e)	4,365	4,300
5.81%, 4/12/2049	3,800	2,714
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	11	12
0.91%, 4/15/2034 (c)(e)	2,909	19
Nationslink Funding Corp
7.23%, 6/20/2031	55	55
Nomura Asset Acceptance Corp
3.25%, 2/25/2035 (e)	289	213
Residential Accredit Loans Inc
3.04%, 2/25/2037 (e)	3,352	2,150
3.08%, 7/25/2037 (e)	9,315	7,358
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Sequoia Mortgage Trust
4.11%, 2/20/2034 (e)(f)	$2,850	$2,664
3.03%, 2/20/2035 (e)	699	594
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (e)	2,247	2,208
3.59%, 8/25/2034 (e)	3,317	1,460
3.14%, 3/25/2035 (e)	202	176
5.25%, 12/25/2035	2,015	1,697
5.25%, 2/25/2036 (e)	2,766	2,595
3.08%, 7/25/2037 (e)(f)	7,819	5,363
Structured Asset Mortgage Investments Inc
3.20%, 5/25/2045 (e)	759	553
3.21%, 9/25/2045 (e)	1,019	810
Structured Asset Securities Corp
4.79%, 11/25/2035 (e)	3,446	2,815
5.50%, 6/25/2036 (e)	5,000	4,115
Thornburg Mortgage Securities Trust
3.16%, 10/25/2035 (e)	3,537	3,503
Wachovia Bank Commercial Mortgage Trust
0.25%, 11/15/2035 (c)	64,897	551
0.60%, 10/15/2041 (c)(e)	53,079	633
0.43%, 3/15/2042 (c)(e)	89,878	783
4.94%, 4/15/2042	5,535	5,407
5.25%, 12/15/2043	3,550	3,497
5.34%, 12/15/2043 (e)	10,000	9,637
5.48%, 12/15/2043	1,115	790
5.60%, 12/15/2043	2,960	1,867
4.52%, 5/15/2044	3,665	3,633
5.88%, 3/15/2045 (e)	1,569	1,152
5.80%, 7/15/2045	5,000	4,680
5.82%, 5/15/2046 (e)	4,000	3,675
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (c)	1,467	1,442
WaMu Mortgage Pass Through Certificates
3.53%, 12/25/2027 (e)(f)	5,557	3,936
3.80%, 6/25/2034 (e)	1,345	1,333
4.68%, 5/25/2035 (e)	945	924
5.70%, 6/25/2037 (e)	2,312	2,154
3.04%, 7/25/2044 (e)	581	515
3.21%, 1/25/2045 (e)	521	422
3.26%, 1/25/2045 (e)(f)	983	638
3.30%, 1/25/2045 (e)(f)	8,417	6,370
3.43%, 1/25/2045 (e)	1,957	871
3.13%, 4/25/2045 (e)	398	329
3.17%, 4/25/2045 (e)	398	272
3.18%, 7/25/2045 (e)	891	732
3.14%, 11/25/2045 (e)	1,174	1,095
3.27%, 11/25/2045 (e)(f)	5,257	4,738
3.12%, 8/25/2046 (e)(f)	2,500	1,722
Washington Mutual Alternative Mortgage
3.08%, 1/25/2047 (e)	5,430	3,535
Wells Fargo Mortgage Backed Securities
3.20%, 1/25/2034 (e)	1,242	1,225
4.21%, 3/25/2035 (e)	2,636	2,477
4.99%, 10/25/2035 (e)	1,821	1,821

		618,546

Multi-Line Insurance (0.72%)
Allstate Corp/The
6.13%, 5/15/2037 (b)(e)	1,400	1,300
American International Group Inc
5.85%, 1/16/2018	2,250	2,248
AXA SA
6.38%, 12/29/2049 (c)(e)	910	783
6.46%, 12/31/2049 (b)(c)(e)	910	754
CNA Financial Corp
6.00%, 8/15/2011	1,875	1,898
Genworth Financial Inc
6.15%, 11/15/2066 (e)	2,650	2,219
ING Groep NV
5.78%, 12/ 8/2035	3,125	2,685
Metropolitan Life Global Funding I
2.95%, 3/17/2009 (c)(e)	1,625	1,624
3.11%, 5/17/2010 (c)(e)	5,750	5,633
XL Capital Ltd
6.50%, 12/31/2049 (e)	1,885	1,320

		20,464

Multimedia (0.51%)
News America Inc
6.65%, 11/15/2037	2,310	2,388
Quebecor Media Inc
7.75%, 3/15/2016	750	722
Time Warner Inc
3.30%, 11/13/2009 (e)(f)	3,200	3,088
Viacom Inc
3.15%, 6/16/2009 (e)(f)	3,650	3,599
5.75%, 4/30/2011	665	672
Walt Disney Co/The
3.09%, 9/10/2009 (e)(f)	3,950	3,943

		14,412

Music (0.03%)
WMG Acquisition Corp
7.38%, 4/15/2014	1,200	996

Mutual Insurance (0.06%)
Liberty Mutual Group Inc
7.00%, 3/15/2037 (c)(e)	2,000	1,844

Non-Hazardous Waste Disposal (0.15%)
Allied Waste North America Inc
7.88%, 4/15/2013	1,750	1,818
Oakmont Asset Trust
4.51%, 12/22/2008 (c)	1,600	1,609
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Non-Hazardous Waste Disposal (continued)
Waste Management Inc
5.00%, 3/15/2014	$10	$10
WCA Waste Corp
9.25%, 6/15/2014	825	833

		4,270

Office Automation & Equipment (0.09%)
Xerox Corp
5.50%, 5/15/2012	1,895	1,895
6.40%, 3/15/2016	775	790

		2,685

Office Furnishings — Original (0.05%)
Steelcase Inc
6.50%, 8/15/2011	1,290	1,307

Oil — Field Services (0.32%)
BJ Services Co
3.25%, 6/1/2008 (e)	3,875	3,876
Halliburton Co
5.50%, 10/15/2010	1,655	1,709
Key Energy Services Inc
8.38%, 12/1/2014 (c)	700	725
Weatherford International Ltd
7.00%, 3/15/2038	2,600	2,799

		9,109

Oil & Gas Drilling (0.12%)
Transocean Inc
3.21%, 9/5/2008 (e)(f)	3,400	3,393

Oil Company — Exploration & Production (1.34%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (e)	4,075	4,005
Canadian Natural Resources Ltd
5.15%, 2/1/2013	2,015	2,041
6.75%, 2/1/2039	3,900	4,071
Chesapeake Energy Corp
7.63%, 7/15/2013	2,780	2,912
Citic Resources Finance Ltd
6.75%, 5/15/2014 (c)	1,250	1,187
Compton Petroleum Finance Corp
7.63%, 12/1/2013	650	642
Denbury Resources Inc
7.50%, 12/15/2015	175	180
EnCana Corp
6.30%, 11/1/2011	175	183
Forest Oil Corp
8.00%, 12/15/2011	845	893
Husky Oil Co
7.55%, 11/15/2016	325	357
KCS Energy Inc
7.13%, 4/1/2012	600	582
Marathon Oil Canada Corp
8.38%, 5/1/2012	1,530	1,689
Newfield Exploration Co
6.63%, 9/1/2014	1,860	1,846
Nexen Inc
5.05%, 11/20/2013	4,085	4,010
7.88%, 3/15/2032	500	558
6.40%, 5/15/2037	1,825	1,785
PetroHawk Energy Corp
9.13%, 7/15/2013	2,650	2,802
Pioneer Natural Resources Co
6.65%, 3/15/2017	3,245	3,189
Plains Exploration & Production Co
7.75%, 6/15/2015	1,300	1,333
Southwestern Energy Co
7.50%, 2/1/2018 (c)	890	943
Swift Energy Co
7.63%, 7/15/2011	565	572
7.13%, 6/1/2017	2,005	1,920
XTO Energy Inc
7.50%, 4/15/2012	190	207
5.90%, 8/1/2012	400	414

		38,321

Oil Company — Integrated (0.19%)
ConocoPhillips Holding Co
6.95%, 4/15/2029	100	114
Husky Energy Inc
6.25%, 6/15/2012	2,275	2,372
6.80%, 9/15/2037	1,600	1,624
Petrobras International Finance Co
8.38%, 12/10/2018	600	708
Petronas Capital Ltd
7.88%, 5/22/2022 (c)	545	667

		5,485

Oil Refining & Marketing (0.64%)
Premcor Refining Group Inc/The
6.75%, 2/1/2011	1,675	1,718
Tesoro Corp
6.25%, 11/1/2012	1,960	1,872
6.63%, 11/1/2015	1,115	1,048
Valero Energy Corp
4.75%, 4/1/2014	1,500	1,473
6.63%, 6/15/2037	12,365	12,045

		18,156

Paper & Related Products (0.15%)
Alto Parana SA
6.38%, 6/9/2017 (c)	2,290	2,292
Celulosa Arauco y Constitucion SA
5.13%, 7/9/2013	205	202
Rock-Tenn Co
9.25%, 3/15/2016 (c)	1,565	1,643

		4,137

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Pharmacy Services (0.25%)
Medco Health Solutions Inc
7.25%, 8/15/2013	$3,285	$3,480
7.13%, 3/15/2018	1,835	1,926
Omnicare Inc
6.75%, 12/15/2013	250	232
6.88%, 12/15/2015	1,600	1,460

		7,098

Physician Practice Management (0.06%)
US Oncology Holdings Inc
7.95%, 3/15/2012 (e)	316	254
US Oncology Inc
9.00%, 8/15/2012	1,300	1,320

		1,574

Pipelines (1.53%)
Boardwalk Pipelines LLC
5.50%, 2/1/2017	540	510
Copano Energy LLC
8.13%, 3/1/2016	760	791
Enbridge Energy Partners LP
4.00%, 1/15/2009	388	387
7.50%, 4/15/2038 (c)	3,060	3,278
Energy Transfer Partners LP
7.50%, 7/1/2038	3,870	4,143
Holly Energy Partners LP
6.25%, 3/1/2015	1,000	915
MarkWest Energy Partners LP/MarkWest Energy Finance Corp
8.50%, 7/15/2016	1,000	1,035
8.75%, 4/15/2018 (c)	1,870	1,940
National Fuel Gas Co
5.25%, 3/1/2013	350	337
NGPL PipeCo LLC
6.51%, 12/15/2012 (c)	3,500	3,605
7.12%, 12/15/2017 (c)	2,800	2,936
Northwest Pipeline Corp
5.95%, 4/15/2017	1,345	1,330
ONEOK Partners LP
5.90%, 4/1/2012	2,150	2,188
Pacific Energy Partners LP
6.25%, 9/15/2015	4,500	4,360
Sonat Inc
7.63%, 7/15/2011	6,275	6,587
Southern Natural Gas Co
8.00%, 3/1/2032	1,970	2,189
TEPPCO Partners LP
7.63%, 2/15/2012	1,080	1,129
Transcontinental Gas Pipe Line Corp
7.00%, 8/15/2011	4,385	4,648
Transportadora de Gas del Sur SA
7.88%, 5/14/2017 (b)(c)	1,700	1,296

		43,604

Printing — Commercial (0.07%)
Cadmus Communications Corp
8.38%, 6/15/2014	750	600
Sheridan Group Inc/The
10.25%, 8/15/2011	650	600
Valassis Communications Inc
8.25%, 3/1/2015	750	667

		1,867

Private Corrections (0.10%)
Corrections Corp of America
7.50%, 5/1/2011	2,690	2,730

Property & Casualty Insurance (0.21%)
Chubb Corp
6.38%, 3/29/2037 (e)	2,005	1,871
Crum & Forster Holdings Corp
7.75%, 5/1/2017	1,000	965
Markel Corp
7.35%, 8/15/2034	135	136
Travelers Cos Inc/The
6.25%, 3/15/2067 (e)	1,730	1,514
WR Berkley Corp
6.25%, 2/15/2037	1,820	1,578

		6,064

Publishing — Newspapers (0.01%)
Block Communications Inc
8.25%, 12/15/2015 (c)	350	335

Publishing — Periodicals (0.10%)
Dex Media West LLC/Dex Media Finance Co
9.88%, 8/15/2013	500	471
Idearc Inc
8.00%, 11/15/2016	1,200	780
Nielsen Finance LLC /Nielsen Finance Corp
10.00%, 8/1/2014 (c)	1,415	1,472

		2,723

Quarrying (0.22%)
Compass Minerals International Inc
0.00%, 6/1/2013 (a)(e)	1,000	1,045
Vulcan Materials Co
4.05%, 12/15/2010 (e)	4,325	4,286
5.60%, 11/30/2012	1,000	1,007

		6,338

Radio (0.03%)
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/1/2014	1,000	940

Real Estate Operator & Developer (0.11%)
Duke Realty LP
5.63%, 8/15/2011	980	943
Regency Centers LP
8.45%, 9/1/2010	940	1,003
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Real Estate Operator & Developer (continued)
Regency Centers LP (continued)
5.88%, 6/15/2017	$1,235	$1,107

		3,053

Regional Banks (2.09%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (e)	3,640	2,683
BAC Capital Trust XIV
5.63%, 3/15/2043 (e)	2,385	1,916
Bank of America Corp
3.21%, 8/2/2010 (e)	3,290	3,234
5.65%, 5/1/2018 (d)	2,540	2,526
8.13%, 5/15/2018 (e)	6,850	7,001
8.00%, 12/29/2049 (b)(e)	5,775	5,875
Capital One Financial Corp
3.27%, 9/10/2009 (e)(f)	3,500	3,188
5.70%, 9/15/2011	1,570	1,533
First Union Institutional Capital I
8.04%, 12/1/2026	1,000	996
Keycorp
2.99%, 5/26/2009 (e)(f)	3,000	2,963
PNC Funding Corp
3.04%, 1/31/2012 (e)(f)	4,625	4,348
PNC Preferred Funding Trust I
8.70%, 2/28/2049 (c)(e)	2,400	2,305
SunTrust Preferred Capital I
5.85%, 12/31/2049 (e)	1,580	1,201
Wachovia Corp
5.63%, 12/15/2008	865	869
6.38%, 2/1/2009	365	367
5.50%, 5/1/2013	5,000	5,013
5.75%, 2/1/2018	5,395	5,376
Wells Fargo & Co
3.29%, 8/20/2010 (e)	640	637
4.38%, 1/31/2013	7,705	7,622

		59,653

Reinsurance (0.25%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	3,350	2,874
PartnerRe Finance II
6.44%, 12/1/2066 (e)	1,320	1,053
Platinum Underwriters Finance Inc
7.50%, 6/1/2017	3,170	3,116

		7,043

REITS — Apartments (0.06%)
BRE Properties Inc
5.50%, 3/15/2017	1,385	1,207
UDR Inc
6.50%, 6/15/2009	395	400

		1,607

REITS — Diversified (0.28%)
iStar Financial Inc
3.14%, 9/15/2009 (e)	2,425	2,171
3.34%, 3/9/2010 (e)	3,425	3,052
5.85%, 3/15/2017	3,500	2,905

		8,128

REITS — Healthcare (0.52%)
HCP Inc
3.25%, 9/15/2008 (e)(f)	4,500	4,426
5.65%, 12/15/2013	2,900	2,642
6.00%, 1/30/2017	1,750	1,507
Nationwide Health Properties Inc
6.50%, 7/15/2011	585	599
6.25%, 2/1/2013	5,700	5,668

		14,842

REITS — Hotels (0.14%)
Hospitality Properties Trust
5.13%, 2/15/2015	825	710
6.30%, 6/15/2016	1,800	1,619
6.70%, 1/15/2018	2,000	1,787

		4,116

REITS — Office Property (0.22%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	2,325	2,242
5.70%, 5/1/2017	1,945	1,639
Highwoods Properties Inc
5.85%, 3/15/2017	1,245	1,080
HRPT Properties Trust
3.40%, 3/16/2011 (e)	1,408	1,287

		6,248

REITS — Regional Malls (0.01%)
Simon Property Group LP
4.60%, 6/15/2010	375	372

REITS — Shopping Centers (0.12%)
Developers Diversified Realty Corp
5.38%, 10/15/2012	2,560	2,390
Federal Realty Investment Trust
6.20%, 1/15/2017	1,170	1,131

		3,521

REITS — Single Tenant (0.03%)
National Retail Properties Inc
6.88%, 10/15/2017	935	896

REITS — Warehouse & Industrial (0.16%)
Prologis
3.34%, 8/24/2009 (e)	4,800	4,622

Rental — Auto & Equipment (0.62%)
Erac USA Finance Co
3.15%, 4/30/2009 (c)(e)(f)	6,350	6,328
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Rental — Auto & Equipment (continued)
Erac USA Finance Co (continued)
3.34%, 8/28/2009 (c)(e)	$1,900	$1,907
5.90%, 11/15/2015 (c)	3,750	3,356
6.38%, 10/15/2017 (c)	2,600	2,349
7.00%, 10/15/2037 (c)	2,600	2,159
United Rentals North America Inc
6.50%, 2/15/2012	1,200	1,125
7.75%, 11/15/2013	500	431

		17,655

Retail — Apparel & Shoe (0.07%)
Collective Brands Inc
8.25%, 8/1/2013	850	767
Phillips-Van Heusen Corp
8.13%, 5/1/2013	750	776
7.75%, 11/15/2023	475	462

		2,005

Retail — Automobile (0.11%)
Asbury Automotive Group Inc
8.00%, 3/15/2014 (b)	750	679
AutoNation Inc
4.71%, 4/15/2013 (e)	1,500	1,296
Penske Auto Group Inc
7.75%, 12/15/2016	1,150	1,046

		3,021

Retail — Discount (0.21%)
Target Corp
5.38%, 6/15/2009	80	82
5.88%, 3/1/2012 (b)	280	292
Wal-Mart Stores Inc
6.50%, 8/15/2037	2,240	2,377
6.20%, 4/15/2038	3,140	3,196

		5,947

Retail — Drug Store (0.21%)
CVS Caremark Corp
3.38%, 6/1/2010 (e)	4,710	4,571
Rite Aid Corp
8.13%, 5/1/2010	1,450	1,450

		6,021

Retail — Propane Distribution (0.08%)
Amerigas Partners LP
7.25%, 5/20/2015	550	556
AmeriGas Partners LP/AP Eagle Finance Corp
7.13%, 5/20/2016	450	453
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	500	487
8.25%, 3/1/2016	500	513
8.25%, 3/1/2016 (c)	290	297

		2,306

Retail — Restaurants (0.08%)
Darden Restaurants Inc
6.20%, 10/15/2017	1,690	1,642
Landry’s Restaurants Inc
9.50%, 12/15/2014	700	680

		2,322

Rubber — Tires (0.07%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (e)	840	841
8.63%, 12/1/2011	1,000	1,075

		1,916

Satellite Telecommunications (0.03%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (e)	750	757

Savings & Loans — Thrifts (0.13%)
Washington Mutual Inc
3.01%, 1/15/2010 (e)	3,750	3,475
5.25%, 9/15/2017	205	174

		3,649

Schools (0.03%)
Knowledge Learning Corp Inc
7.75%, 2/1/2015 (c)	970	931

Seismic Data Collection (0.06%)
Cie Generale de Geophysique-Veritas
7.50%, 5/15/2015	1,210	1,249
7.75%, 5/15/2017	400	413

		1,662

Sovereign (0.04%)
Mexico Government International Bond
3.41%, 1/13/2009 (e)	1,135	1,137

Special Purpose Banks (0.11%)
Korea Development Bank
3.22%, 10/20/2009 (e)	760	761
2.82%, 4/3/2010 (e)(f)	2,335	2,327

		3,088

Special Purpose Entity (1.12%)
AGFC Capital Trust I
6.00%, 1/15/2067 (c)(e)	835	675
Axcan Intermediate Holdings Inc
9.25%, 3/1/2015 (c)	2,000	2,005
BAE Systems Holdings Inc
6.40%, 12/15/201 l (c)	3,305	3,438
5.20%, 8/15/2015 (c)	3,420	3,308
Capital One Capital IV
6.75%, 2/17/2037	1,640	1,325
Genworth Life Institutional Funding Trust
5.88%, 5/3/2013 (c)(d)	2,515	2,514
Hawker Beechcraft Acquisition Co LLC
8.50%, 4/1/2015	1,400	1,477
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Entity (continued)
John Hancock Global Funding II
2.85%, 4/3/2009 (c)(e)	$2,550	$2,555
JP Morgan Chase Capital XXII
6.45%, 2/2/2037	750	672
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(e)	1,865	1,602
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	1,465	1,527
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (c)(e)	2,260	2,260
Santander Perpetual SA Unipersonal
6.67%, 10/24/2017 (c)(e)	1,500	1,425
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (c)(e)	2,740	2,442
Swiss Re Capital I LP
6.85%, 5/29/2049 (c)(e)	1,925	1,747
Universal City Development Partners
11.75%, 4/1/2010	1,000	1,038
USB Realty Corp
6.09%, 12/22/2049 (c)(e)	985	724
Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (c)(e)	1,200	1,212

		31,946

Specified Purpose Acquisition (0.06%)
ESI Tractebel Acquisition Corp
7.99%, 12/30/2011	1,634	1,668

Steel — Producers (0.41%)
Evraz Group SA
9.50%, 4/24/2018 (c)	1,500	1,519
Ispat Inland ULC
9.75%, 4/1/2014	1,900	2,026
Steel Dynamics Inc
7.38%, 11/1/2012 (c)	3,140	3,195
6.75%, 4/1/2015	1,000	987
7.75%, 4/15/2016 (c)	2,290	2,342
United States Steel Corp
6.05%, 6/1/2017	1,820	1,731

		11,800

Steel Pipe & Tube (0.03%)
Mueller Water Products Inc
7.38%, 6/1/2017	1,000	870

Supranational Bank (0.01%)
Corp Andina de Fomento
6.88%, 3/15/2012	210	220

Telecommunication Equipment (0.10%)
Lucent Technologies Inc
5.50%, 11/15/2008	1,789	1,789
Nortel Networks Ltd
6.96%, 7/15/2011 (e)	1,200	1,131

		2,920

Telecommunication Services (0.25%)
Fairpoint Communications Inc
13.13%, 4/1/2018 (c)	1,440	1,454
Globo Comunicacoe e Participacoes SA
7.25%, 4/26/2022 (c)	1,155	1,167
MasTec Inc
7.63%, 2/1/2017	900	787
Qwest Corp
7.88%, 9/1/2011	1,000	1,025
Telcordia Technologies Inc
6.46%, 7/15/2012 (c)(e)	2,020	1,677
West Corp
9.50%, 10/15/2014	1,000	955

		7,065

Telephone — Integrated (1.92%)
AT&T Corp
7.30%, 11/15/2011 (e)(h)	2,070	2,226
AT&T Inc
4.95%, 1/15/2013 (b)	4,000	4,026
6.30%, 1/15/2038	4,425	4,418
British Telecommunications PLC
5.15%, 1/15/2013	1,500	1,507
Cincinnati Bell Inc
8.38%, 1/15/2014	370	368
Deutsche Telekom International Finance
2.78%, 3/23/2009 (e)	3,175	3,137
Koninklijke KPN NV
8.00%, 10/1/2010	1,075	1,149
KT Corp
4.88%, 7/15/2015 (c)	700	660
Qwest Capital Funding Inc
7.00%, 8/3/2009	10,245	10,245
Qwest Communications International Inc
7.50%, 2/15/2014	850	835
Sprint Nextel Corp
3.07%, 6/28/2010 (e)	2,500	2,163
Telecom Italia Capital SA
3.72%, 2/1/201 l (e)	845	784
3.34%, 7/18/2011 (e)	2,175	2,009
6.38%, 11/15/2033	2,610	2,423
Telefonica Emisiones SAU
2.84%, 6/19/2009 (e)	2,200	2,176
5.98%, 6/20/2011	1,415	1,445
3.44%, 2/4/2013 (a)(d)(e)	2,075	1,920
5.86%, 2/4/2013 (d)	1,670	1,716
Telefonica Europe BV
7.75%, 9/15/2010	760	815
Verizon Communications Inc
4.35%, 2/15/2013	4,030	3,972
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Telephone — Integrated (continued)
Verizon Communications Inc (continued)
6.40%, 2/15/2038	$3,070	$3,127
6.90%, 4/15/2038	3,390	3,671

		54,792

Television (0.10%)
Allbritton Communications Co
7.75%, 12/15/2012	750	758
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	380	387
Univision Communications Inc
7.85%, 7/15/2011	1,020	969
Videotron Ltee
6.88%, 1/15/2014	725	707

		2,821

Theaters (0.07%)
AMC Entertainment Inc
8.63%, 8/15/2012 (b)	900	927
Cinemark Inc
0.00%, 3/15/2014 (a)(e)	1,250	1,178

		2,105

Tobacco (0.18%)
Reynolds American Inc
7.25%, 6/1/2013	3,950	4,158
6.75%, 6/15/2017	975	988

		5,146

Tools — Hand Held (0.11%)
Snap-On Inc
2.84%, 1/12/2010 (e)(f)	3,200	3,134
Transport — Rail (0.08%)
CSX Transportation Inc
6.25%, 1/15/2023	2,000	2,038
Union Pacific Corp
4.70%, 1/2/2024	180	174

		2,212

Transport — Services (0.06%)
FedEx Corp
3.50%, 4/1/2009	260	259
TGI International Ltd
9.50%, 10/3/2017 (c)(d)	1,500	1,596

		1,855

Travel Services (0.05%)
Travelport LLC
7.70%, 9/1/2014 (e)	450	389
9.88%, 9/1/2014	500	483
11.88%, 9/1/2016 (b)	500	458

		1,330

Wire & Cable Products (0.07%)
Coleman Cable Inc
9.88%, 10/1/2012	1,250	1,144
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	850	839

		1,983

TOTAL BONDS		$2,201,270

SENIOR FLOATING RATE INTERESTS (1.41%)
Aerospace & Defense (0.07%)
Hawker Beechcraft Inc, Letter of Credit
4.73%, 3/26/2014 (e)	107	102
Hawker Beechcraft Inc, Term Loan B
4.70%, 3/26/2014 (e)	1,838	1,750

		1,852

Applications Software (0.13%)
Metavante Corp, Term Loan B
6.70%, 11/1/2014 (e)	3,750	3,575

Auto/Truck Parts & Equipment — Replacement (0.08%)
Allison Transmission Inc, Term Loan B
5.75%, 8/7/2014 (e)	2,488	2,334

Cellular Telecommunications (0.05%)
Alltel Holdings Corp, Term Loan B
5.93%, 5/31/2015 (e)	1,493	1,374

Data Processing & Management (0.09%)
First Data Corporation, Term Loan B1
5.35%, 12/24/2014 (e)	995	935
First Data Corporation, Term Loan B2
5.35%, 9/24/2014 (e)	746	701
First Data Corporation, Term Loan B3
5.35%, 9/24/2014 (e)	995	935

		2,571

Electric — Integrated (0.14%)
Texas Competitive Electric Holdings Company, Term Loan B2
8.40%, 10/29/2014 (e)	2,286	2,190
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (e)	1,990	1,903

		4,093

Health Care Services (0.09%)
Community Health Systems Inc, Term Loan B
5.32%, 7/25/2014 (e)	2,809	2,688

Medical — Hospitals (0.12%)
HCA Inc, Term Loan Bl
4.95%, 11/18/2013 (e)	3,482	3,309

Non-Hazardous Waste Disposal (0.10%)
Allied Waste North America Inc, Term Loan B
0.00%, 3/28/2014 (e)(i)	3,000	2,899
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Racetracks (0.17%)
Perm National Gaming Inc, Term Loan B
4.45%, 10/3/2012 (e)	$5,004	$4,850

Retail — Building Products (0.18%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012 (e)	5,174	5,122

Satellite Telecommunications (0.16%)
Intelsat Corp, Term Loan B
5.18%, 1/3/2014 (e)	3,000	2,832
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (e)	1,848	1,739
Telesat Canada Inc, Term Loan DD
6.26%, 10/31/2014 (e)	40	38

		4,609

Telecommunication Services (0.03%)
Fairpoint Communications Inc, Term Loan B
5.75%, 3/8/2015 (e)	1,000	885

TOTAL SENIOR FLOATING RATE INTERESTS		$40,161

TAX-EXEMPT BONDS (0.58%)
California (0.25%)
University of California FGIC
5.00%, 5/15/2026	7,000	7,263

Puerto Rico (0.33%)
Puerto Rico Public Buildings Authority
5.50%, 7/1/2024	8,500	9,331

TOTAL TAX-EXEMPT BONDS		$16,594

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (53.88%)
Federal Home Loan Mortgage Corporation (FHLMC) (21.88%)
4.50%, 5/1/2023 (j)	19,325	19,053
5.00%, 5/1/2023 (j)	5,080	5,109
5.50%, 5/1/2038 (j)	122,500	123,266
6.00%, 5/1/2038 (j)	58,050	59,374
5.00%, 6/1/2038 (j)	78,350	76,807
5.50%, 6/1/2038 (j)	66,040	66,288
6.00%, 6/1/2038 (j)	73,740	75,238
5.50%, 4/1/2009	21	21
5.50%, 8/1/2009	58	59
4.50%, 12/1/2009	600	610
4.50%, 4/1/2011	2,469	2,510
7.00%, 8/1/2016	11	11
6.50%, 6/1/2017	520	539
6.00%, 7/1/2017	194	200
5.50%, 3/1/2018	408	417
5.00%, 5/1/2018	3,151	3,189
5.00%, 10/1/2018	1,945	1,969
5.50%, 12/1/2018	9	9
5.00%, 1/1/2019	3,072	3,107
6.00%, 3/1/2022	549	566
6.00%, 7/1/2023	1,800	1,854
5.50%, 6/1/2024	819	832
5.00%, 2/1/2026	10,928	10,898
6.00%, 6/1/2028	35	36
6.00%, 1/1/2029	13	13
6.50%, 3/1/2029	57	59
6.50%, 3/1/2029	9	9
6.50%, 5/1/2029	83	86
7.00%, 12/1/2029	29	31
7.00%, 6/1/2030	29	31
7.50%, 9/1/2030	14	15
7.50%, 9/1/2030	10	10
8.00%, 9/1/2030	129	140
8.00%, 11/1/2030	—	1
7.00%, 12/1/2030	41	43
7.50%, 12/1/2030	3	3
7.50%, 1/1/2031	55	59
6.00%, 3/1/2031	103	106
7.50%, 3/1/2031	20	22
6.00%, 4/1/2031	18	18
6.50%, 4/1/2031	44	46
6.50%, 6/1/2031	4	4
7.00%, 6/1/2031	2	2
6.50%, 9/1/2031	44	46
7.00%, 9/1/2031	12	13
6.00%, 12/1/2031	500	515
6.00%, 2/1/2032	10	10
6.50%, 2/1/2032	35	37
6.50%, 2/1/2032	29	30
7.50%, 2/1/2032	29	31
6.50%, 5/1/2032	109	114
6.00%, 12/1/2032	485	499
6.00%, 2/1/2033	368	378
5.50%, 4/1/2033	860	868
5.50%, 5/1/2033	1,011	1,021
5.50%, 10/1/2033	851	860
5.50%, 12/1/2033	3,687	3,724
6.00%, 12/1/2033	832	856
5.50%, 9/1/2034	2,922	2,949
5.50%, 2/1/2035	4,402	4,437
5.00%, 7/1/2035	1,681	1,655
5.00%, 10/1/2035	3,303	3,252
6.50%, 10/1/2035	417	432
6.00%, 8/1/2036	1,747	1,790
6.00%, 10/1/2036 (e)	4,526	4,635
6.50%, 11/1/2036	3,891	4,035
6.00%, 12/1/2037 (e)	5,224	5,349
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.00%, 1/1/2038 (e)	$1,602	$1,640
6.50%, 2/1/2038 (e)	21,311	22,094
5.06%, 7/1/2034 (e)	329	334
5.86%, 6/1/2035 (e)	3,377	3,460
4.66%, 8/1/2035 (e)	1,518	1,527
4.83%, 8/1/2035 (e)	6,990	7,085
4.98%, 9/1/2035 (e)	4,356	4,426
5.22%, 11/1/2035 (e)	831	841
5.35%, 12/1/2035 (e)	1,493	1,502
5.44%, 12/1/2035 (e)	246	251
6.53%, 7/1/2036 (e)	4,459	4,592
6.49%, 8/1/2036 (e)	8,943	9,283
5.68%, 10/1/2036 (e)	13,767	13,999
6.51%, 10/1/2036 (e)	2,139	2,210
6.15%, 12/1/2036	6,000	6,152
6.50%, 1/1/2037 (e)	7,408	7,644
6.52%, 1/1/2037 (e)	3,185	3,275
5.54%, 2/1/2037 (e)	3,757	3,838
5.63%, 2/1/2037 (e)	4,643	4,736
5.95%, 2/1/2037 (e)	8,746	8,963
5.85%, 4/1/2037 (e)	17,224	17,534
6.29%, 4/1/2037 (e)	2,498	2,563
5.64%, 5/1/2037	989	1,010
6.08%, 5/1/2037 (e)	1,192	1,218
5.57%, 8/1/2037 (e)	3,235	3,294

		623,667

Federal National Mortgage Association (FNMA) (16.20%)
4.50%, 5/1/2023 (j)	35,375	34,922
5.00%, 5/1/2023 (j)	42,450	42,662
5.50%, 5/1/2023 (j)	9,990	10,171
5.50%, 5/1/2038 (j)	63,760	64,099
6.00%, 5/1/2038 (j)	38,050	38,894
5.00%, 6/1/2038 (j)	99,465	97,476
5.50%, 6/1/2038 (j)	16,515	16,561
6.00%, 5/1/2009	7	7
6.00%, 5/1/2009	10	10
6.00%, 7/1/2009	49	49
6.00%, 7/1/2009	23	23
5.00%, 3/1/2010	458	471
6.50%, 4/1/2010	14	14
6.50%, 1/1/2011	10	11
6.50%, 2/1/2011	65	66
6.50%, 3/1/2011	101	104
6.50%, 7/1/2016	15	15
6.50%, 2/1/2017	67	70
6.50%, 3/1/2017	26	27
6.50%, 4/1/2017	22	23
6.50%, 8/1/2017	441	458
5.00%, 9/1/2017	828	837
5.50%, 9/1/2017	167	171
5.50%, 10/1/2017	349	358
5.00%, 3/1/2018	1,329	1,343
4.50%, 1/1/2020	2,249	2,234
6.00%, 10/1/2021	3,805	3,922
6.50%, 5/1/2022	37	38
5.50%, 2/1/2023	648	658
6.00%, 2/1/2023	198	204
5.50%, 6/1/2023	2,690	2,731
5.50%, 7/1/2023	41	42
6.50%, 12/1/2031	30	31
6.50%, 2/1/2032	23	24
6.50%, 2/1/2032	51	53
7.00%, 2/1/2032	67	71
7.00%, 3/1/2032	195	208
6.50%, 4/1/2032	31	33
6.00%, 5/1/2032	54	56
6.50%, 6/1/2032	13	13
6.50%, 8/1/2032	147	153
7.50%, 8/1/2032	90	96
6.77%, 11/1/2032 (e)	469	476
6.29%, 12/1/2032 (e)	536	541
5.50%, 7/1/2033	1,513	1,526
3.49%, 8/1/2033 (e)	3,155	3,162
5.50%, 9/1/2033	2,074	2,092
4.16%, 12/1/2033 (e)	2,691	2,697
4.40%, 12/1/2033 (e)	3,294	3,302
5.01%, 5/1/2034 (e)	3,028	3,123
4.24%, 6/1/2034 (e)	834	838
4.33%, 7/1/2034 (e)	1,307	1,319
4.27%, 12/1/2034 (e)	1,131	1,139
4.58%, 3/1/2035 (e)	1,314	1,327
4.74%, 7/1/2035 (e)	4,830	4,850
5.00%, 7/1/2035	1,648	1,622
5.08%, 8/1/2035 (e)	1,700	1,725
5.73%, 2/1/2036 (e)	1,062	1,072
6.37%, 3/1/2036 (e)(f)	6,269	6,432
6.00%, 5/1/2036	1,245	1,274
5.79%, 6/1/2036 (e)	431	440
6.00%, 7/1/2036	2,917	2,986
6.50%, 8/1/2036	637	660
6.50%, 8/1/2036	3,394	3,516
6.50%, 9/1/2036 (b)(e)	12,325	12,768
5.39%, 10/1/2036 (e)	1,025	1,036
6.50%, 10/1/2036	7,262	7,523
6.50%, 11/1/2036	8,106	8,398
5.93%, 12/1/2036 (b)(e)	6,073	6,209
See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 12/1/2036	$11,202	$11,605
5.43%, 1/1/2037 (e)	2,807	2,862
5.49%, 1/1/2037 (e)	8,754	8,995
5.47%, 3/1/2037 (e)	2,957	2,978
5.72%, 4/1/2037 (e)(h)	4,346	4,452
5.73%, 5/1/2037 (b)(e)	4,933	5,055
6.00%, 2/1/2038 (b)(e)	5,798	5,932
6.00%, 2/1/2038 (b)	8,739	8,941
6.00%, 2/1/2038 (b)(e)	7,190	7,357
6.00%, 3/1/2038	2,266	2,319

		461,958

Government National Mortgage Association (GNMA) (2.61%)
5.00%, 5/1/2038 (j)	18,075	17,889
5.50%, 5/1/2038 (j)	25,565	25,893
7.00%, 4/15/2031	1	2
7.00%, 6/15/2031	65	69
7.00%, 7/15/2031	12	13
6.00%, 8/15/2031	99	102
6.00%, 1/15/2032	26	27
6.00%, 2/15/2032	394	407
7.00%, 6/15/2032	366	392
6.50%, 10/15/2032	114	119
6.50%, 12/15/2032	834	870
6.00%, 2/15/2033	169	174
5.00%, 11/15/2033	14,026	13,923
6.00%, 12/15/2033	230	237
5.00%, 6/15/2034	336	333
6.50%, 3/20/2028	43	45
6.00%, 7/20/2028	239	247
6.00%, 11/20/2028	216	223
6.00%, 1/20/2029	229	236
6.50%, 5/20/2029	34	36
6.00%, 7/20/2029	58	60
8.00%, 1/20/2031	22	24
6.50%, 2/20/2032	19	20
6.00%, 11/20/2033	2,881	2,965
5.50%, 5/20/2035	852	863
6.00%, 12/20/2036	9,052	9,305

		74,474

U.S. Treasury (13.19%)
4.50%, 2/15/2009 (b)	15,000	15,312
4.88%, 8/15/2009 (b)	60,000	62,091
3.13%, 11/30/2009 (b)	65,000	65,955
5.00%, 2/15/2011 (b)	27,250	29,170
4.50%, 4/30/2012 (b)	65,000	69,007
4.38%, 8/15/2012 (b)	19,750	20,967
4.25%, 8/15/2013 (b)	11,100	11,732
4.75%, 5/15/2014 (b)	15,000	16,308
4.25%, 11/15/2014 (b)	18,675	19,759
6.25%, 8/15/2023 (b)	15,000	18,053
6.00%, 2/15/2026 (b)	37,150	43,886
6.75%, 8/15/2026 (b)	3,000	3,840
6.13%, 8/15/2029	25	30

		376,110

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,536,209

SHORT TERM INVESTMENTS (4.15%)
Commercial Paper (4.15%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$57,880	$57,880
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	57,880	57,880
Textron Inc
2.90%, 5/1/2008 (f)	2,500	2,500

		118,260

TOTAL SHORT TERM INVESTMENTS		$118,260

REPURCHASE AGREEMENTS (1.48%)

Finance — Investment Banker & Broker (0.05%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $1,449,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (f)	$1,433	$1,433

Money Center Banks (1.43%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $41,166,000; 0.00% -5.50%; dated 05/09/08 - 04/18/19) (f)	40,700	40,698

TOTAL REPURCHASE AGREEMENTS		$42,131

Total Investments		$4,016,117
Liabilities in Excess of Other Assets, Net — (40.85)%		(1,164,814)

TOTAL NET ASSETS - 100.00%		$2,851,303

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period,

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933, These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $274,613 or 9.63% of net assets.

(d)	Security purchased on a when-issued basis,

(e)	Variable Rate

(f)	Security was purchased with the cash proceeds from securities loans,

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $32,629 or 1.14% of net assets.

(h)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $3,216 or 0.11% of net assets.

(i)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined,

(j)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements,
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$34,021
Unrealized Depreciation	(216,371)

Net Unrealized Appreciation (Depreciation)	(182,350)
Cost for federal income tax purposes	4,198,467
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX.NA.IG.10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc.. Expires June 2013.	$157,500	$(2,536)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	2,875	(261)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	2,875	(495)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (g)	2,875	(487)
All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1 month LIBOR plus 10 basis points with Lehman Brothers Special Financing, Inc. Expires May 2008.	$55,000	$781

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	62.38%
Financial	25.32%
Government	13.29%
Asset Backed Securities	12.82%
Communications	5.93%
Consumer, Non-cyclical	5.61%
Energy	4.23%
Consumer, Cyclical	2.71%
Utilities	2.69%
Industrial	2.41%
Basic Materials	1.38%
Technology	1.22%
Prerefunded	0.33%
Diversified	0.28%
Insured	0.25%
Liabilities in Excess of Other Assets, Net	(40.85%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Credit Default Swaps	0.13%
Total Return Swaps	0.03%
See accompanying notes

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.59%)
Advertising Agencies (0.40%)
Omnicom Group Inc	259,123	$12,371

Aerospace & Defense (2.10%)
Boeing Co	237,385	20,144
General Dynamics Corp	227,931	20,610
Lockheed Martin Corp	233,723	24,784

		65,538

Aerospace & Defense Equipment (1.15%)
Goodrich Corp	128,262	8,741
United Technologies Corp	374,985	27,175

		35,916

Agricultural Chemicals (1.20%)
Monsanto Co	242,705	27,673
Mosaic Co/The (a)	80,246	9,831

		37,504

Agricultural Operations (0.19%)
Archer-Daniels-Midland Co	28,752	1,267
Bunge Ltd	41,196	4,700

		5,967

Applications Software (2.05%)
Citrix Systems Inc (a)	257,780	8,442
Microsoft Corp	1,946,864	55,525

		63,967

Athletic Footwear (0.64%)
Nike Inc	300,101	20,047

Auto/Truck Parts & Equipment — Original (0.41%)
Johnson Controls Inc	361,262	12,738

Beverages — Non-Alcoholic (2.11%)
Coca-Cola Co/The	740,049	43,567
PepsiCo Inc	327,201	22,423

		65,990

Beverages — Wine & Spirits (0.23%)
Constellation Brands Inc (a)	386,664	7,099

Brewery (0.39%)
Molson Coors Brewing Co	223,302	12,246

Cable TV (0.52%)
Comcast Corp	233,882	4,806
DIRECTV Group Inc/The (a)	468,422	11,542

		16,348

Chemicals — Diversified (0.37%)
Celanese Corp	204,118	9,134
EI Du Pont de Nemours & Co	50,401	2,465

		11,599

Chemicals — Specialty (0.31%)
Eastman Chemical Co	132,440	9,734

Coal (0.15%)
Massey Energy Co	91,470	4,787

Commercial Banks (1.20%)
Bancorpsouth Inc	124,473	2,991
Bank of Hawaii Corp	142,979	7,839
BB&T Corp	355,631	12,195
BOK Financial Corp	26,233	1,498
Commerce Bancshares Inc	108,803	4,733
Cullen/Frost Bankers Inc	149,868	8,366

		37,622

Commercial Services — Finance (0.72%)
Mastercard Inc (b)	20,931	5,822
Visa Inc (a)	55,688	4,647
Western Union Co/The	521,317	11,991

		22,460

Computer Aided Design (0.29%)
Autodesk Inc (a)	236,047	8,970

Computers (4.59%)
Apple Inc (a)	284,496	49,488
Dell Inc (a)	175,258	3,265
Hewlett-Packard Co	832,382	38,581
International Business Machines Corp	431,559	52,089

		143,423

Computers — Memory Devices (0.45%)
EMC Corp/Massachusetts (a)	907,448	13,975

Containers — Metal & Glass (0.28%)
Owens-Illinois Inc (a)	158,301	8,730

Cosmetics & Toiletries (1.89%)
Procter & Gamble Co	882,557	59,175

Diversified Manufacturing Operations (3.57%)
3M Co	87,949	6,763
Cooper Industries Ltd	142,090	6,023
General Electric Co	2,314,075	75,670
Honeywell International Inc	389,220	23,120

		111,576

Electric — Integrated (2.71%)
American Electric Power Co Inc	412,427	18,407
Constellation Energy Group Inc	144,523	12,234
Duke Energy Corp	731,203	13,388
Edison International	355,770	18,561
Exelon Corp	15,596	1,333
See accompanying notes

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
FPL Group Inc	314,153	$20,825

		84,748

Electric Products — Miscellaneous (0.80%)
Ametek Inc	137,167	6,655
Emerson Electric Co	349,655	18,273

		24,928

Electronic Components — Semiconductors (1.56%)
Intel Corp	1,103,465	24,563
MEMC Electronic Materials Inc (a)	131,068	8,253
Nvidia Corp (a)	617,701	12,694
Texas Instruments Inc	107,707	3,141

		48,651

Electronic Forms (0.48%)
Adobe Systems Inc (a)	401,775	14,982

Electronics — Military (0.30%)
L-3 Communications Holdings Inc	83,169	9,269

Engineering — Research & Development Services (0.52%)
Jacobs Engineering Group Inc (a)	124,203	10,723
McDermott International Inc (a)	103,348	5,537

		16,260

Enterprise Software & Services (1.42%)
BMC Software Inc (a)	270,544	9,404
CA Inc	274,491	6,077
Oracle Corp (a)	1,379,811	28,769

		44,250

Fiduciary Banks (1.62%)
Bank of New York Mellon Corp/The	534,821	23,281
Northern Trust Corp	136,869	10,143
State Street Corp	236,344	17,050

		50,474

Finance — Credit Card (0.16%)
American Express Co	105,711	5,076

Finance — Investment Banker & Broker (3.21%)
Citigroup Inc	909,311	22,978
Goldman Sachs Group Inc/The	172,170	32,948
JPMorgan Chase & Co	762,471	36,332
Lehman Brothers Holdings Inc	129,701	5,738
Morgan Stanley	49,961	2,428

		100,424

Finance — Other Services (0.62%)
CME Group Inc (b)	6,550	2,996
IntercontinentalExchange Inc (a)	63,305	9,822
Nasdaq OMX Group, Inc (a)	177,607	6,474

		19,292

Food — Miscellaneous/Diversified (1.62%)
ConAgra Foods Inc	445,405	10,494
Corn Products International Inc	156,051	7,237
General Mills Inc	322,495	19,479
HJ Heinz Co	285,227	13,423

		50,633

Food — Retail (0.83%)
Safeway Inc	558,909	17,662
SUPERVALU Inc	250,879	8,304

		25,966

Gas — Distribution (0.35%)
Energen Corp	159,836	10,907

Industrial Audio & Video Products (0.18%)
Dolby Laboratories Inc (a)	137,723	5,530

Instruments — Scientific (0.64%)
Thermo Fisher Scientific Inc (a)	345,245	19,979

Internet Security (0.51%)
McAfee Inc (a)	176,847	5,880
Symantec Corp (a)	582,294	10,027

		15,907

Investment Management & Advisory Services (0.61%)
Ameriprise Financial Inc	203,664	9,672
Franklin Resources Inc	99,278	9,446

		19,118

Life & Health Insurance (0.92%)
Aflac lnc	209,323	13,956
Prudential Financial Inc	12,553	950
Unum Group	595,840	13,829

		28,735

Machinery — Construction & Mining (0.24%)
Terex Corp (a)	106,180	7,399

Machinery — Farm (0.80%)
AGCO Corp (a)	66,171	3,979
Deere & Co	251,677	21,158

		25,137

Machinery — General Industry (0.28%)
Manitowoc Co Inc/The	233,641	8,836

Medical — Biomedical/Gene (0.46%)
Biogen Idec Inc (a)	130,463	7,918
Invitrogen Corp (a)	67,729	6,337

		14,255

Medical — Drugs (4.18%)
Abbott Laboratories	613,620	32,368
Bristol-Myers Squibb Co	873,086	19,182
See accompanying notes

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Eli Lilly & Co	347,270	$16,718
Merck & Co Inc	803,091	30,550
Pfizer Inc	1,354,865	27,246
Wyeth	99,311	4,416

		130,480

Medical — Generic Drugs (0.29%)
Watson Pharmaceuticals Inc (a)	289,615	8,990

Medical — HMO (0.49%)
Aetna Inc	302,906	13,207
UnitedHealth Group Inc	63,753	2,080

		15,287

Medical Instruments (0.53%)
Medtronic Inc	53,779	2,618
St Jude Medical Inc (a)	317,981	13,921

		16,539

Medical Laboratory & Testing Service (0.37%)
Laboratory Corp of America Holdings (a)	153,411	11,601

Medical Products (2.17%)
Baxter International Inc	361,289	22,515
Johnson & Johnson	676,060	45,357

		67,872

Metal — Diversified (0.68%)
Freeport-McMoRan Copper & Gold Inc	188,013	21,387

Metal Processors & Fabrication (0.36%)
Precision Castparts Corp	95,103	11,180

Multi-Line Insurance (2.53%)
ACE Ltd	268,543	16,190
American International Group Inc	435,451	20,118
Assurant Inc	88,671	5,764
Hartford Financial Services Group Inc	152,134	10,842
MetLife Inc	431,467	26,255

		79,169

Multimedia (1.49%)
News Corp	37,358	669
Time Warner Inc	234,453	3,482
Viacom Inc (a)	403,180	15,498
Walt Disney Co/The	832,382	26,994

		46,643

Networking Products (1.41%)
Cisco Systems Inc (a)	1,210,089	31,027
Juniper Networks Inc (a)	471,221	13,015

		44,042

Oil — Field Services (1.56%)
Schlumberger Ltd	211,065	21,222
Transocean Inc	186,048	27,435

		48,657

Oil Company — Exploration & Production (3.82%)
Apache Corp	200,879	27,054
Cimarex Energy Co	108,671	6,770
Devon Energy Corp	238,904	27,092
Noble Energy Inc	179,737	15,637
Occidental Petroleum Corp	384,688	32,010
Questar Corp	173,531	10,764

		119,327

Oil Company — Integrated (8.31%)
Chevron Corp	642,350	61,762
ConocoPhillips	309,795	26,689
Exxon Mobil Corp	1,461,989	136,065
Hess Corp	146,509	15,559
Murphy Oil Corp	215,871	19,502

		259,577

Oil Field Machinery & Equipment (0.69%)
National Oilwell Varco Inc (a)	313,431	21,454

Pharmacy Services (1.21%)
Express Scripts Inc (a)	260,393	18,233
Medco Health Solutions Inc (a)	393,132	19,476

		37,709

Pipelines (0.20%)
Oneok Inc	131,843	6,344

Printing — Commercial (0.19%)
RR Donnelley & Sons Co	198,365	6,078

Property & Casualty Insurance (1.21%)
Chubb Corp	343,710	18,206
Travelers Cos Inc/The	390,672	19,690

		37,896

Publicly Traded Investment Fund (0.83%)
iShares S&P500 Index Fund/US	186,961	25,911

Regional Banks (2.67%)
Bank of America Corp	896,830	33,667
US Bancorp	898,659	30,456
Wachovia Corp	147,936	4,312
Wells Fargo & Co	500,708	14,896

		83,331

Reinsurance (0.14%)
Axis Capital Holdings Ltd	126,174	4,279

REITS — Hotels (0.22%)
Host Hotels & Resorts Inc	392,755	6,755
See accompanying notes

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Mortgage (0.16%)
Annaly Capital Management Inc	297,761	$4,991

REITS — Office Property (0.31%)
Boston Properties Inc	97,469	9,795

REITS — Regional Malls (0.52%)
Simon Property Group Inc	164,162	16,393

REITS — Warehouse & Industrial (0.10%)
AMB Property Corp	55,836	3,225

Retail — Apparel & Shoe (0.56%)
Coach Inc (a)	325,205	11,567
Guess ? Inc	153,836	5,889

		17,456

Retail — Auto Parts (0.35%)
Autozone Inc (a)	91,127	11,004

Retail — Building Products (0.05%)
Home Depot Inc	49,502	1,426

Retail — Computer Equipment (0.46%)
GameStop Corp (a)	262,911	14,471

Retail — Consumer Electronics (0.09%)
RadioShack Corp	200,890	2,792

Retail — Discount (1.86%)
Big Lots Inc (a)(b)	298,893	8,079
BJ’s Wholesale Club Inc (a)	163,596	6,236
Target Corp	19,237	1,022
TJX Cos Inc	468,727	15,103
Wal-Mart Stores Inc	477,338	27,676

		58,116

Retail — Drug Store (0.25%)
CVS Caremark Corp	167,160	6,748
Walgreen Co	28,273	986

		7,734

Retail — Jewelry (0.36%)
Tiffany & Co	255,160	11,110

Retail — Restaurants (1.51%)
McDonald’s Corp	585,958	34,912
Yum! Brands Inc	305,263	12,418

		47,330

Savings & Loans — Thrifts (0.34%)
Hudson City Bancorp Inc	550,066	10,523

Semiconductor Equipment (0.35%)
Applied Materials Inc	326,025	6,084
Lam Research Corp (a)	121,879	4,977

		11,061

Steel — Producers (0.79%)
AK Steel Holding Corp	116,593	7,320
Nucor Corp	228,098	17,221

		24,541

Telecommunication Equipment — Fiber Optics (0.80%)
Ciena Corp (a)(b)	166,445	5,627
Corning Inc	720,504	19,245

		24,872

Telecommunication Services (0.24%)
Embarq Corp	179,599	7,466

Telephone — Integrated (3.16%)
AT&T Inc	1,696,952	65,689
CenturyTel Inc	192,452	6,245
Verizon Communications Inc	505,903	19,467
Windstream Corp	609,802	7,159

		98,560

Therapeutics (0.87%)
Gilead Sciences Inc (a)	523,309	27,086

Tobacco (1.71%)
Altria Group Inc	338,020	6,760
Philip Morris International Inc (a)	709,581	36,210
Reynolds American Inc (b)	194,963	10,499

		53,469

Tools — Hand Held (0.40%)
Snap-On Inc	208,966	12,394

Toys (0.50%)
Hasbro Inc	437,634	15,562

Transport — Rail (0.88%)
Burlington Northern Santa Fe Corp	171,174	17,554
CSX Corp	157,355	9,905

		27,459

Transport — Services (0.32%)
United Parcel Service Inc	138,228	10,009

Web Portals (0.84%)
Google Inc (a)	45,518	26,141

Wireless Equipment (0.21%)
Qualcomm Inc	151,556	6,546

TOTAL COMMON STOCKS		$3,110,578

See accompanying notes

Schedule of Investments
Disciplined LargeCap Blend Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.36%)
Finance — Investment Banker & Broker (0.13%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $4,150,000; 0.00% — 7.625%; dated 05/12/08 - 03/14/36) (c)	$4,105	$4,105

Money Center Banks (0.23%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $3,585,000; 2.19%; dated 01/23/09)	3,480	3,481
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $3,585,000; 0.00% - 5.36%; dated 05/16/08 — 04/15/18)	3,480	3,480

		6,961

TOTAL REPURCHASE AGREEMENTS		$11,066

Total Investments		$3,121,644
Other Assets in Excess of Liabilities, Net — 0.05%		1,651

TOTAL NET ASSETS — 100.00%		$3,123,295

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$325,442

Unrealized Depreciation	(158,714)
Net Unrealized Appreciation (Depreciation)	166,728
Cost for federal income tax purposes	2,954,916

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.19%
Financial	16.91%
Energy	14.73%
Industrial	12.81%
Technology	11.19%
Communications	9.57%
Consumer, Cyclical	7.30%
Basic Materials	3.36%
Utilities	3.06%
Funds	0.83%
Other Assets in Excess of Liabilities, Net	0.05%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.93%)
Advertising Sales (0.05%)
Teleperformance	28,558	$1,182

Advertising Services (0.02%)
Taylor Nelson Sofres PLC	129,331	521

Aerospace & Defense (0.45%)
BAE Systems PLC	981,455	9,108
VT Group PLC	75,569	1,019

		10,127

Aerospace & Defense Equipment (0.33%)
Cobham PLC	1,677,180	7,353

Agricultural Chemicals (2.72%)
Agruim Inc (a)	126,400	9,939
Incitec Pivot Ltd (b)	110,777	16,910
Potash Corp of Saskatchewan (a)	126,900	23,360
Yara International ASA	152,850	11,203

		61,412

Agricultural Operations (0.22%)
Golden Agri-Resources Ltd (b)	7,734,000	4,848

Apparel Manufacturers (0.02%)
Benetton Group SpA (b)	35,108	462

Appliances (0.02%)
SEB SA	2,908	534

Applications Software (0.05%)
Infosys Technologies Ltd ADR	13,005	568
SimCorp A/S	3,110	622

		1,190

Auto — Car & Light Trucks (1.33%)
Daihatsu Motor Co Ltd	636,000	7,596
Daimler AG	64,609	5,031
Fiat SpA (b)	343,484	7,718
Toyota Motor Corp	191,652	9,713

		30,058

Auto/Truck Parts & Equipment — Original (0.96%)
Denso Corp	249,400	8,658
Futaba Industrial Co Ltd	35,070	803
GKN PLC	528,689	2,996
Hyundai Mobis	26,753	2,452
Musashi Seimitsu Industry Co Ltd	21,400	476
Tokai Rika Co Ltd	26,700	652
Toyota Boshoku Corp	175,800	5,021
TS Tech Co Ltd	35,200	583

		21,641

Auto/Truck Parts & Equipment — Replacement (0.04%)
Weichai Power Co Ltd	170,000	957

Batteries & Battery Systems (0.05%)
BYD Electronic International Co Ltd (a)	932,500	1,031

Beverages — Non-Alcoholic (0.26%)
Coca Cola Hellenic Bottling Co SA	132,022	5,958

Brewery (0.58%)
Kirin Holdings Co Ltd	735,000	13,076

Building — Heavy Construction (0.99%)
ACS Actividades de Construccion y Servicios SA	180,560	10,713
Trevi Finanziaria SpA	30,942	720
Vinci SA (b)	146,555	10,854

		22,287

Building & Construction — Miscellaneous (0.77%)
Bouygues SA (b)	104,756	7,855
GS Engineering & Construction Corp	6,272	923
Koninklijke Boskalis Westminster NV	116,633	7,044
Murray & Roberts Holdings Ltd	131,014	1,533

		17,355

Building & Construction Products — Miscellaneous (0.04%)
Bauer AG	11,483	940

Building Products — Cement & Aggregate (0.42%)
Adelaide Brighton Ltd	255,255	836
Lafarge SA	47,241	8,548

		9,384

Capacitors (0.40%)
Mitsumi Electric Co Ltd	270,466	9,052

Casino Hotels (0.15%)
Genting Bhd	714,400	1,447
Resorts World Bhd	1,885,900	2,018

		3,465

Cellular Telecommunications (2.46%)
America Movil SAB de CV ADR	59,915	3,473
China Mobile Ltd	498,639	8,580
Hutchison Telecommunications International Ltd	2,775,825	3,904
Mobile Telesystems OJSC ADR	10,491	814
MTI Ltd	175	296
MTN Group Ltd	71,378	1,364
SK Telecom Co Ltd	4,563	924
SK Telecom Co Ltd ADR	18,009	406
Turkcell Iletisim Hizmet AS	158,478	1,268
Vimpel-Communications ADR	87,481	2,638
See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Cellular Telecommunications (continued)
Vodafone Group PLC	9,981,254	$31,813

		55,480

Chemicals — Diversified (1.44%)
Bayer AG (b)	237,420	20,264
Israel Chemicals Ltd	146,447	2,701
K+S AG	20,792	8,668
Nippon Synthetic Chemical Industry Co Ltd	132,000	790

		32,423

Chemicals — Plastics (0.05%)
Formosa Plastics Corp	413,000	1,180

Chemicals — Specialty (0.39%)
SGL Carbon AG (a)	128,158	8,751

Coal (0.21%)
Banpu Public Co Ltd (a)(c)	79,800	1,107
Bumi Resources Tbk PT	4,531,000	3,267
Straits Asia Resources Ltd (b)	174,000	424

		4,798

Commercial Banks (13.95%)
Alpha Bank AE	350,314	11,979
Banco BPI SA (b)	110,307	629
Banco Espirito Santo SA	265,224	5,059
Banco Santander SA	1,324,135	28,636
Bangkok Bank Public Co (a)(c)	354,000	1,563
Bank Danamon Indonesia Tbk PT	1,056,500	653
Bank Leumi Le- Israel BM	441,789	2,200
Bank of Communications Co Ltd	652,000	939
Bank of Kyoto Ltd/The	343,000	4,370
Bank of Novia Scotia (a)(b)	243,300	11,553
Bank Rakyat Indonesia	1,135,500	733
BNP Paribas	160,968	17,405
BOC Hong Kong Holdings Ltd	3,700,500	9,568
Canadian Western Bank (b)	38,800	957
Chiba Bank Ltd/The	798,000	6,285
China Merchants Bank Co Ltd	626,000	2,615
Daegu Bank	79,380	1,259
DnB NOR ASA(b)	679,900	10,194
Hang Seng Bank Ltd	729,100	14,604
HSBC Holdings PLC	1,088,483	19,034
Industrial and Commercial Bank of China (Asia) Ltd	335,000	913
Industrial and Commercial Bank of China Ltd	4,185,000	3,313
Intesa Sanpaolo SpA	2,318,817	17,388
Julius Baer Holding AG	93,070	6,907
KBC Groep NV	97,350	13,246
Keiyo Bank Ltd/The	110,000	776
Komercni Banka AS	5,170	1,270
Kookmin Bank	35,207	2,454
Korea Exchange Bank	181,880	2,766
National Bank of Greece SA	253,951	14,101
Nedbank Group Ltd	109,816	1,663
Nordea Bank AB	687,600	11,393
Oversea-Chinese Banking Corp	1,991,000	12,994
Powszechna Kasa Oszczednosci Bank Polaki SA	65,213	1,357
Raiffeisen International Bank Holding AS	57,077	9,278
Sberank RF GDR (a)(b)(c)	3,153	1,182
Siam Commercial Bank Public (a)(c)	743,500	2,087
Standard Chartered PLC	405,537	14,466
State Bank of India Ltd (c)	20,829	1,935
Sumitomo Mitsui Financial Group Inc	1,584	13,633
Suruga Bank Ltd	425,000	5,996
Taiwan Cooperative Bank	1,033,000	1,086
Torinto Dominion Bank (a)	131,300	8,619
Turkiye Garanti Bankasi AS	362,581	1,948
UniCredito Italiano SpA	1,813,762	13,821

		314,827

Commercial Services (0.24%)
Aggreko Plc	393,819	4,624
Daiseki Co Ltd (b)	23,100	700

		5,324

Computer Data Security (0.18%)
Gemalto NV (a)	124,974	4,043

Computers (0.81%)
Acer Inc	646,000	1,400
High Tech Computer Corp	64,000	1,650
Research in Motion Ltd (a)	125,400	15,265

		18,315

Computers — Integrated Systems (0.04%)
Aveva Group PLC	22,254	540
NS Solutions Corp	17,400	394

		934

Consulting Services (0.03%)
Bureau Veritas SA (a)	10,679	596

Cosmetics & Toiletries (0.42%)
Beiersdorf AG	95,540	8,184
Oriflame Cosmetics SA	18,250	1,399

		9,583

Distribution & Wholesale (0.02%)
Matsuda Sangyo Co Ltd	20,600	408

Diversified Financial Services (0.63%)
First Financial Holding Co Ltd	3,057,000	3,715
Fubon Financial Holding Co Ltd	1,950,000	2,325
See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Financial Services (continued)
Sampo Oyj (b)	262,181	$7,430
SFCG Co Ltd (b)	7,170	762

		14,232

Diversified Manufacturing Operations (0.24%)
Cookson Group PLC	389,603	5,500

Diversified Minerals (3.66%)
Anglo American PLC	312,350	20,302
Antofagasta PLC	116,304	1,856
BHP Billiton Ltd	215,903	8,611
BHP Billiton PLC	735,396	26,319
Pan Australian Resources Ltd (a)	563,164	627
Straits Resources Ltd	81,779	526
Sumitomo Metal Mining Co Ltd	457,000	8,311
Timah Tbk PT	310,000	1,081
Xstrata PLC	191,215	15,002

		82,635

Diversified Operations (1.65%)
Barloworld Ltd	81,821	1,196
Citic Pacific Ltd	1,792,000	8,393
GEA Group AG	214,860	8,018
Groupe Bruxelles Lambert SA (b)	61,728	7,867
GS Holdings Corp	20,191	808
Haci Omer Sabanchi Holding (a)	3	—
Mitie Group	276,182	1,270
Shanghai Industrial Holdings Ltd	281,000	1,165
Wharf Holdings Ltd	1,677,750	8,515

		37,232

E-Commerce — Services (0.04%)
Dena Co Ltd	138	983

Electric — Distribution (0.03%)
Brookfield Infrastructure Partners LP	9,070	180
DUET Group	172,266	546

		726

Electric — Generation (0.16%)
CEZ (a)	27,728	2,061
Huaneng Power International Inc	1,742,000	1,450

		3,511

Electric — Integrated (3.39%)
Atco Ltd	18,000	848
E.ON AG (b)	155,622	31,832
Enel SpA	1,229,378	13,418
International Power PLC	897,972	7,843
RWE AG	100,118	11,592
Union Fenosa SA	164,023	11,028

		76,561

Electric Products — Miscellaneous (0.69%)
Laird Group Plc	88,160	876
LG Electronics Inc	32,019	4,998
Sharp Corp	514,000	8,635
Vossloh AG	7,488	1,087

		15,596

Electronic Components — Miscellaneous (0.72%)
Asustek Computer Inc	823,000	2,671
AU Optronics Corp	1,166,000	2,279
Chemring Group Plc	17,748	869
Hon Hai Precision Industry Co Ltd	213,832	1,240
LG Display Co Ltd	38,742	1,704
Nippon Electric Glass Co Ltd	491,000	7,578

		16,341

Electronic Components — Semiconductors (0.37%)
Samsung Electronics Co Ltd	11,731	8,319

Energy (0.05%)
Centennial Coal Company Ltd (b)	272,762	1,161

Energy — Alternate Sources (0.38%)
Canadian Solar Inc (a)(b)	13,670	374
Vestas Wind Systems A/S (a)	75,350	8,262

		8,636

Engineering — Research & Development Services (1.25%)
ABB Ltd	671,506	20,635
Shinko Plantech Co Ltd	31,500	495
Toyo Engineering Corp	167,000	699
WorleyParsons Ltd	154,450	5,654
WSP Group PLC	63,850	729

		28,212

Enterprise Software & Services (0.36%)
Autonomy Corp PLC (a)	295,736	5,036
Axon Group Plc	47,823	427
Hitachi Software Engineering Co Ltd	26,000	636
Software AG	10,865	727
Temenos Group AG (a)	45,160	1,273

		8,099

Entertainment Software (0.28%)
UBISOFT Entertainment (a)	62,158	6,270

Feminine Health Care Products (0.02%)
Hengan International Group Co Ltd	145,000	518

Finance — Investment Banker & Broker (1.06%)
Babcock & Brown Ltd (b)	459,128	6,368
Credit Suisse Group	134,638	7,498
Mediobanca SpA	339,599	7,121
Tong Yang Investment Bank (b)	105,723	1,835
See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Tullett Prebon PLC	138,733	$1,201

		24,023

Finance — Other Services (1.27%)
Deutsche Boerse AG	85,655	12,529
Grupo Financiero Banorte SAB de CV	314,500	1,361
ICAP PLC	459,725	5,356
IG Group Holdings PLC	88,728	640
Intermediate Capital Group PLC	17,581	548
Man Group PLC	717,052	8,291

		28,725

Food — Catering (0.41%)
Compass Group PLC	1,371,017	9,296

Food — Dairy Products (0.05%)
Wimm-Bill-Dann Foods ADR	8,760	1,066

Food — Meat Products (0.16%)
Perdigao SA (a)	130,400	3,550

Food — Miscellaneous/Diversified (2.59%)
East Asiatic Co Ltd A/S	9,775	871
Nestle SA	77,171	37,016
Nutreco Holding NV	25,900	1,893
Unilever PLC	553,837	18,743

		58,523

Food — Retail (1.27%)
Casino Guichard Perrachon SA	54,554	6,893
WM Morrison Supermarkets PLC	1,636,456	9,322
Woolworths Ltd	460,517	12,470

		28,685

Footwear & Related Apparel (0.02%)
Geox SpA (b)	24,591	357

Gambling (Non-Hotel) (0.05%)
Paddy Power PLC	29,279	1,024

Gold Mining (0.46%)
Barrick Gold Corp. (a)	216,000	8,302
Gold Fields Ltd	77,131	1,020
Red Back Mining Inc (a)	102,362	625
Zhaojin Mining Industry Co Ltd	323,000	510

		10,457

Hotels & Motels (0.03%)
Millennium & Copthorne Hotels PLC	85,588	681

Import & Export (2.54%)
ITOCHU Corp	981,000	10,236
Mitsubishi Corp	609,900	19,590
Mitsui & Co Ltd	816,000	19,147
Sumitomo Corp	620,600	8,338

		57,311

Industrial Audio & Video Products (0.04%)
EVS Broadcast Equipment SA	7,759	797

Industrial Gases (0.47%)
Air Water Inc	48,000	484
Linde AG	69,399	10,197

		10,681

Instruments — Scientific (0.01%)
Roth & Rau AG (a)	715	167

Internet Application Software (0.04%)
Tencent Holdings Ltd	143,600	953

Internet Content — Information & News (0.03%)
Seek Ltd (b)	136,311	643

Internet Security (0.07%)
Check Point Software Technologies Ltd (a)	65,531	1,548

Investment Companies (0.62%)
Investor AB (b)	359,000	8,545
Macquarie Infrastructure Group	2,053,863	5,484

		14,029

Investment Management & Advisory Services (0.03%)
Azimut Holding SpA (b)	57,083	627

Leisure & Recreation Products (0.37%)
Beneteau SA	23,328	645
Sankyo Co Ltd	126,300	7,591

		8,236

Life & Health Insurance (1.46%)
Aviva PLC	941,311	11,782
China Life Insurance Co Ltd	326,000	1,414
Power Corp Of Canada (b)	244,300	8,568
Prudential PLC	697,202	9,565
Sanlam Ltd (b)	604,072	1,597

		32,926

Machinery — Construction & Mining (0.56%)
Danieli & Co SpA	13,659	497
Komatsu Ltd	403,700	12,229

		12,726

Machinery — Electrical (0.06%)
Konecranes Oyj (b)	32,257	1,412

Machinery — General Industry (1.20%)
Alstom	44,655	10,389
See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — General Industry (continued)
Bucher Industries AG	4,146	$1,156
MAN AG (b)	102,273	14,357
Shima Seiki Manufacturing Ltd (b)	28,600	1,125

		27,027

Machinery Tools & Related Products (0.06%)
Gildemeister AG	24,614	731
Meyer Burger Technology AG (a)	1,698	524

		1,255

Medical — Drugs (3.00%)
Actelion Ltd (a)	86,652	4,391
GlaxoSmithKline PLC	83,379	1,858
Hisamitsu Pharmaceutical Co Inc	99,800	3,734
Ipsen	13,594	833
Laboratories Almirall SA (a)	47,430	997
Mitsubishi Tanabe Pharma Corp	327,000	3,906
Novartis AG	67,405	3,428
Novo Nordisk A/S	225,650	15,534
Roche Holding AG	149,225	24,886
Shire PLC	439,861	8,191

		67,758

Medical — Generic Drugs (0.21%)
Teva Pharmaceutical Industries Ltd ADR	102,304	4,786

Medical — Nursing Homes (0.08%)
Orpea (a)	12,555	686
Southern Cross Healthcare Ltd	170,194	1,149

		1,835

Medical Products (0.45%)
Sonova Holding AG	109,486	9,267
SSL International PLC	94,904	867

		10,134

Metal — Copper (0.06%)
Quadra Mining Ltd (a)	58,400	1,319

Metal — Diversified (1.03%)
FNX Mining Co Inc (a)	142,100	3,266
MMC Norilsk Nickel ADR	104,837	2,841
Rio Tinto PLC	145,078	17,051

		23,158

Metal — Iron (0.17%)
Ferrexpo PLC	68,313	482
Kumba Iron Ore Ltd	31,583	1,378
Labrador Iron Ore Royalty Income Fund	16,700	876
Mount Gibson Iron Ltd (a)	431,435	1,193

		3,929

Metal Processors & Fabrication (0.07%)
Advanced Metallurgical Group NV (a)	6,966	478
Jiangxi Copper Co Ltd	453,000	1,098

		1,576

Mining Services (0.02%)
Major Drilling Group International (a)	10,400	533

Miscellaneous Manufacturers (0.02%)
Peace Mark Holdings Ltd	388,000	452

Mortgage Banks (0.04%)
Home Capital Group Inc	23,600	934

Multi-Line Insurance (1.10%)
Baloise Holding AG (b)	75,274	8,260
Zurich Financial Services AG	53,737	16,453

		24,713

Multimedia (0.72%)
Vivendi (b)	400,968	16,322

Non-Ferrous Metals (0.10%)
Grupo Mexico SAB de CV	296,700	2,164

Oil — Field Services (1.19%)
Eurasia Drilling Co Ltd (a)(c)	53,530	1,242
Fugro NV	124,238	11,119
John Wood Group PLC	930,478	7,946
Petrofac Ltd	549,725	6,449

		26,756

Oil Company — Exploration & Production (3.12%)
Addax Petroleum Corp	115,539	5,149
Canadian Oil Sands Trust (b)	291,500	13,092
CNOOC Ltd	2,509,000	4,430
Crescent Point Energy Trust (a)	46,694	1,498
Dana Petroleum Plc (a)	49,491	1,701
EnCana Corp (a)	255,898	20,645
Gazprom OAO ADR	20,250	1,077
Inpex Holdings Inc	798	8,902
JKX Oil & Gas PLC	59,762	574
Oao Gazprom (a)(c)(d)	6,868	908
Oao Gazprom (a)	197,901	10,469
Oil & Natural Gas Corp Ltd	40,750	1,039
TriStar Oil and Gas Ltd (a)	55,000	930

		70,414

Oil Company — Integrated (7.57%)
BG Group PLC	931,821	22,807
BP PLC	2,362,574	28,702
China Petroleum & Chemical Corp	1,618,000	1,717
ENI SpA	510,629	19,726
LUKOIL ADR	52,920	4,752
OMV AG	127,118	9,617
See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Integrated (continued)
PetroChina Co Ltd	777,587	$1,157
Petroleo Brasileiro SA ADR	125,280	15,212
Royal Dutch Shell PLC — A shares	201,903	8,141
Royal Dutch Shell PLC — B shares	277,398	11,114
Sasol Ltd	92,701	5,271
StatoilHydro ASA	370,350	13,427
Total SA	346,225	29,161

		170,804

Oil Field Machinery & Equipment (0.02%)
Wellstream Holdings PLC (a)	20,510	513

Oil Refining & Marketing (0.38%)
Reliance Industries Ltd (d)	33,928	4,445
Singapore Petroleum Co Ltd	229,000	1,216
Thai Oil Public Co Ltd (a)(c)	595,419	1,333
Tupras-Turkiye Petrol Rafmerileri AS	54,789	1,482

		8,476

Petrochemicals (0.08%)
LG Chem Ltd	10,623	1,060
PTT Chemical PLC (a)(c)	229,800	775

		1,835

Photo Equipment & Supplies (0.22%)
Olympus Corp	153,000	5,032

Platinum (0.16%)
Impala Platinum Holdings Ltd	89,578	3,649

Property & Casualty Insurance (0.17%)
Beazley Group PLC	411,642	1,195
Dongbu Insurance Co Ltd	21,590	811
PICC Property & Casualty Co Ltd	1,960,000	1,921

		3,927

Real Estate Management & Services (0.13%)
Atrium Co Ltd (b)	44,051	673
Deutsche Euroshop AG	27,920	1,191
Fabege AB	65,672	617
Midland Holdings Ltd (b)	502,000	522

		3,003

Real Estate Operator & Developer (1.55%)
Agile Property Holdings Ltd	840,000	1,168
Brookfield Asset Management Inc (a)	281,438	9,180
Cyrela Brazil Realty SA	86,700	1,437
DLF Ltd	67,725	1,179
Kerry Properties Ltd (b)	1,323,500	8,959
Mitsui Fudosan Co Ltd	440,000	11,086
Quality Houses Public Company Ltd (a)(c)	1,393,968	115
Shenzhen Investment Ltd	3,095,700	1,688
Vivacon AG	14,955	267

		35,079

Reinsurance (0.54%)
Hannover Rueckversicherung AG	13,517	738
Muenchener Rueckversicherungs AG (b)	58,653	11,357

		12,095

REITS — Diversified (0.46%)
Eurocommercial Properties NV	24,548	1,418
Suntec Real Estate Investment Trust	951,258	1,059
Unibail-Rodamco (b)	30,617	7,925

		10,402

REITS — Office Property (0.07%)
ICADE	10,573	1,516

REITS — Shopping Centers (0.06%)
Vastned Retail NV (b)	13,776	1,399

Retail — Apparel & Shoe (0.42%)
Hennes & Mauritz AB	160,875	9,566

Retail — Automobile (0.06%)
PT Astra International Tbk	662,000	1,436

Retail — Building Products (0.03%)
Kohnan Shoji Co Ltd	42,500	668

Retail — Computer Equipment (0.29%)
Game Group Plc	1,205,022	6,571

Retail — Consumer Electronics (0.23%)
GOME Electrical Appliances Holdings Ltd	2,022,000	4,618
JB Hi-Fi Ltd	64,839	557

		5,175

Retail — Drug Store (0.43%)
Shoppers Drug Mart Corp	182,500	9,639

Retail — Jewelry (0.28%)
Swatch Group AG	23,312	6,300

Retail — Major Department Store (0.03%)
David Jones Ltd	215,721	710

Retail — Music Store (0.02%)
HMV Group PLC	140,105	376

Rubber — Tires (0.31%)
Cheng Shin Rubber Industry Co Ltd	621,000	1,181
Nokian Renkaat OYJ (b)	137,182	5,854

		7,035

See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Rubber & Plastic Products (0.05%)
KUREHA CORP	76,000	$478
Tokai Rubber Industries Inc	37,567	549

		1,027

Security Services (0.30%)
G4S PLC	1,489,942	6,762

Semiconductor Component — Integrated Circuits (0.29%)
Powertech Technology Inc	287,000	1,155
Taiwan Semiconductor Manufacturing Co Ltd	2,442,377	5,350

		6,505

Soap & Cleaning Products (0.54%)
Reckitt Benckiser PLC	207,755	12,136

Steel — Producers (1.98%)
ArcelorMittal	183,725	16,295
China Steel Corp	1,026,000	1,685
Dongkuk Steel Mill Co Ltd (b)	29,940	1,403
Evraz Group SA (c)	32,473	3,369
Mechel ADR	16,755	2,443
OneSteel Ltd	939,640	5,683
POSCO ADR	19,182	2,367
Salzgitter AG	45,137	9,314
Shougang Concord International Enterprises Company Ltd	3,268,000	1,019
Tata Steel Ltd (a)	58,960	1,210

		44,788

Steel — Specialty (0.31%)
Hitachi Metals Ltd	434,000	6,507
Mitsubishi Steel Manufacturing Co Ltd (b)	114,610	416

		6,923

Telecommunication Equipment (0.03%)
TM International Bhd (a)	270,000	611

Telecommunication Services (0.23%)
Chunghwa Telecom Co Ltd (a)	1,086,000	2,800
Orascom Telecom Holding SAE	11,808	179
Reliance Communications Ltd	100,499	1,434
Telekom Malaysia Bhd	324,000	371
Telenet Group Holding NV (a)	18,360	446

		5,230

Telephone — Integrated (3.25%)
Brasil Telecom Participacoes SA	88,712	1,364
France Telecom SA	435,643	13,713
Koninklijke (Royal) KPN NV	713,105	13,122
KT Corp	48,297	2,230
Tele Norte Leste Participacoes SA ADR	70,351	1,612
Telefonica SA	965,371	27,992
Telefonos de Mexico SAB de CV ADR	62,455	2,252
Telstra Corp Ltd	2,551,756	10,979

		73,264

Therapeutics (0.27%)
Grifols SA	214,999	6,026

Tobacco (1.96%)
British American Tobacco PLC	462,928	17,461
Imperial Tobacco Group PLC	291,045	13,998
Japan Tobacco Inc	2,624	12,769

		44,228

Tools — Hand Held (0.30%)
Hitachi Koki Co Ltd	30,524	503
Makita Corp	179,200	6,170

		6,673

Toys (1.02%)
Nintendo Co Ltd	42,000	23,063

Transport — Marine (0.86%)
China COSCO Holdings Co Ltd	634,500	1,893
China Shipping Development Co Ltd	350,000	1,175
Inui Steamship Co Ltd (b)	44,600	638
Jinhui Shipping & Transportation Ltd (b)	82,468	875
Mitsui OSK Lines Ltd	618,700	8,514
Pacific Basin Shipping Ltd	721,828	1,321
Shinwa Kaiun Kaisha Ltd	129,512	858
Smit Internationale NV	11,945	1,393
STX Pan Ocean Co Ltd (b)	477,000	1,185
U-Ming Marine Transport Corp	482,000	1,615
Wan Hai Lines Ltd	1	—

		19,467

Transport — Rail (0.62%)
Central Japan Railway Co	1,427	13,998

Transport — Services (0.94%)
Firstgroup Plc	609,758	6,880
Kintetsu World Express Inc	27,800	683
Stagecoach Group PLC	1,283,393	6,552
Viterra Inc (a)	527,080	7,207

		21,322

Transport — Truck (0.03%)
Hitachi Transport System Ltd	65,300	781

Travel Services (0.02%)
Flight Centre Ltd	19,504	401

Water (0.15%)
Cia de Saneamento Basico do Estado de Sao Paulo (a)	86,380	2,198
See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Water (continued)
Northumbrian Water Group PLC	165,036	$1,070

		3,268

Web Portals (0.39%)
NHN Corp (a)	7,665	1,781
So-net Entertainment Corp (b)	221	912
Yahoo! Japan Corp	13,672	6,055

		8,748

Wire & Cable Products (0.05%)
Leoni AG (b)	19,635	1,063

Wireless Equipment (0.49%)
Nokia OYJ	357,211	10,999

TOTAL COMMON STOCKS		$2,210,024

PREFERRED STOCKS (1.40%)
Auto — Car & Light Trucks (0.38%)
Porsche Automobil Holding SE	46,281	8,581

Commercial Banks (0.27%)
Banco Bradesco SA	224,700	5,205
Banco Itau Holding Financeira SA	27,041	783

		5,988

Diversified Minerals (0.49%)
Cia Vale do Rio Doce	340,180	10,978

Electric — Integrated (0.05%)
Cia Energetica de Minas Gerais	58,763	1,221

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	3,348	14

Steel — Producers (0.21%)
Usinas Siderurgicas de Minas Gerais SA	97,875	4,779

TOTAL PREFERRED STOCKS		$31,561

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.95%)
Commercial Paper (0.95%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$10,789	$10,789

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	10,789	10,789

		21,578

TOTAL SHORT TERM INVESTMENTS		$21,578

REPURCHASE AGREEMENTS (10.25%)
Finance — Investment Banker & Broker (10.25%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues, $233,748,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (e)	$231,241	$231,228

TOTAL REPURCHASE AGREEMENTS		$231,228

Total Investments		$2,494,391
Liabilities in Excess of Other Assets, Net — (10.53)%		(237,684)
TOTAL NET ASSETS — 100.00%		$2,256,707

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $15,616 or 0.69% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $5,353 or 0.24% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$321,024
Unrealized Depreciation	(67,039)

Net Unrealized Appreciation (Depreciation)	253,985
Cost for federal income tax purposes	2,240,406
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Diversified International Fund
April 30, 2008 (unaudited)

Portfolio Summary (unaudited)
Country	Percent

United Kingdom	18.13%
Japan	13.87%
United States	11.20%
Germany	7.78%
Switzerland	7.45%
Canada	6.97%
France	6.44%
Spain	3.78%
Italy	3.63%
Hong Kong	3.55%
Australia	3.52%
Netherlands	2.53%
Brazil	2.14%
Korea, Republic Of	1.76%
Norway	1.54%
Greece	1.42%
Taiwan, Province Of China	1.39%
Sweden	1.33%
Russian Federation	1.30%
Finland	1.14%
Denmark	1.12%
China	1.00%
Belgium	0.99%
Luxembourg	0.93%
Singapore	0.91%
Austria	0.84%
South Africa	0.83%
India	0.52%
Israel	0.50%
Mexico	0.41%
Indonesia	0.32%
Thailand	0.31%
Portugal	0.25%
Turkey	0.21%
Malaysia	0.20%
Czech Republic	0.15%
Poland	0.06%
Cayman Islands	0.05%
Ireland	0.05%
Egypt	0.01%
Liabilities in Excess of Other Assets, Net	(10.53%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.72%)
Aerospace & Defense (1.88%)
Boeing Co	218,400	$18,533
General Dynamics Corp	511,000	46,205

		64,738

Agricultural Operations (1.31%)
Archer-Daniels-Midland Co	1,020,700	44,972

Apparel Manufacturers (0.50%)
VF Corp	231,000	17,182

Applications Software (1.37%)
Microsoft Corp	1,653,500	47,158

Auto — Car & Light Trucks (0.78%)
Daimler AG	346,500	26,826

Auto — Medium & Heavy Duty Trucks (0.50%)
Paccar Inc	360,500	17,059

Auto/Truck Parts & Equipment — Original (0.38%)
Johnson Controls Inc	368,800	13,004

Brewery (0.64%)
Molson Coors Brewing Co	397,900	21,821

Cellular Telecommunications (0.59%)
Vodafone Group PLC ADR (a)	640,262	20,271

Chemicals — Diversified (1.44%)
Bayer AG ADR	229,400	19,522
EI Du Pont de Nemours & Co	613,900	30,026

		49,548

Commercial Banks (2.56%)
Barclays PLC ADR (a)	935,870	34,065
BB&T Corp	559,164	19,174
Lloyds TSB Group PLC ADR (a)	1,008,783	34,571

		87,810

Commercial Services — Finance (0.52%)
Automatic Data Processing Inc	402,100	17,773

Computers (1.39%)
Hewlett-Packard Co	1,028,400	47,666

Consumer Products — Miscellaneous (0.50%)
Kimberly-Clark Corp	270,600	17,316

Distribution & Wholesale (0.77%)
Genuine Parts Co	627,041	26,624

Diversified Manufacturing Operations (5.22%)
Dover Corp	584,700	28,925
General Electric Co	3,214,100	105,101
Honeywell International Inc	420,700	24,990
Tyco International Ltd	436,000	20,400

		179,416

Electric — Integrated (4.41%)
FPL Group Inc	813,700	53,940
PG&E Corp	752,800	30,112
Progress Energy Inc	1,000,400	42,007
Xcel Energy Inc	1,231,000	25,605

		151,664

Electric Products — Miscellaneous (1.21%)
Emerson Electric Co	798,600	41,735

Electronic Components — Semiconductors (3.31%)
Intel Corp	4,312,700	96,001
Microchip Technology Inc (a)	477,900	17,563

		113,564

Electronics — Military (1.01%)
L-3 Communications Holdings Inc	312,600	34,839

Fiduciary Banks (1.92%)
Bank of New York Mellon Corp/The	1,512,380	65,834

Finance — Investment Banker & Broker (2.37%)
JPMorgan Chase & Co	1,711,800	81,567

Food — Miscellaneous/Diversified (1.80%)
Cadbury Schweppes PLC ADR	105,300	4,854
ConAgra Foods Inc	813,300	19,162
Kraft Foods Inc	1,196,423	37,843

		61,859

Food — Retail (1.37%)
Safeway Inc	1,484,900	46,923

Forestry (0.78%)
Plum Creek Timber Co Inc	154,300	6,301
Weyerhaeuser Co	319,300	20,397

		26,698

Gas — Distribution (1.18%)
Sempra Energy	714,600	40,496

Investment Companies (0.89%)
American Capital Strategies Ltd (a)	959,597	30,467

Investment Management & Advisory Services (3.95%)
AllianceBernstein Holding LP	618,591	38,365
Ameriprise Financial Inc	484,100	22,990
Franklin Resources Inc	780,400	74,255

		135,610

See accompanying notes

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Life & Health Insurance (0.38%)
Unum Group	560,700	$13,014

Medical — Drugs (6.57%)
AstraZeneca PLC ADR	203,700	8,551
Bristol-Myers Squibb Co	1,194,700	26,248
Novartis AG ADR	542,900	27,324
Pfizer Inc	830,700	16,705
Sanofi-Aventis SA ADR	907,100	34,996
Schering-Plough Corp	2,727,400	50,212
Wyeth	1,386,000	61,635

		225,671

Medical — Generic Drugs (1.40%)
Teva Pharmaceutical Industries Ltd ADR (a)	1,027,900	48,085

Medical — HMO (0.99%)
Aetna Inc	781,800	34,086

Metal — Aluminum (0.60%)
Alcoa Inc	591,900	20,586

Metal — Diversified (0.58%)
Freeport-McMoRan Copper & Gold Inc	176,400	20,066

Motorcycle/Motor Scooter (0.93%)
Harley-Davidson Inc	832,436	31,841

Multi-Line Insurance (6.08%)
ACE Ltd	950,700	57,318
Allstate Corp/The	674,409	33,963
Assurant Inc	346,100	22,496
Cincinnati Financial Corp	439,400	15,774
Hartford Financial Services Group Inc	480,000	34,210
MetLife Inc	742,300	45,169

		208,930

Multimedia (0.55%)
Walt Disney Co/The	584,200	18,946

Non-Hazardous Waste Disposal (0.75%)
Waste Management Inc	712,400	25,718

Oil Company — Exploration & Production (1.49%)
Enerplus Resources Fund	668,100	29,998
Penn West Energy Trust (a)	707,100	21,333

		51,331

Oil Company — Integrated (1.88%)
Chevron Corp	394,400	37,922
Marathon Oil Corp	584,100	26,617

		64,539

Paper & Related Products (0.23%)
International Paper Co	301,500	7,890

Pipelines (1.22%)
Enterprise Products Partners LP	299,100	9,341
Kinder Morgan Energy Partners LP	335,800	19,657
Spectra Energy Corp	518,900	12,817

		41,815

Regional Banks (5.56%)
Bank of America Corp	2,089,296	78,432
PNC Financial Services Group Inc	769,800	53,386
US Bancorp	743,000	25,180
Wells Fargo & Co	1,145,900	34,091

		191,089

REITS — Diversified (0.27%)
Vornado Realty Trust	99,000	9,216

REITS- Hotels (0.32%)
Host Hotels & Resorts Inc	638,100	10,975

REITS — Shopping Centers (0.20%)
Kimco Realty Corp	171,900	6,861

REITS — Storage (0.37%)
Public Storage	140,700	12,761

REITS — Warehouse & Industrial (1.24%)
AMB Property Corp	251,800	14,542
Prologis	448,300	28,068

		42,610

Retail — Discount (2.19%)
Wal-Mart Stores Inc	1,294,900	75,078

Retail — Drug Store (0.70%)
CVS Caremark Corp	595,400	24,036

Retail — Major Department Store (0.67%)
JC Penney Co Inc	541,300	23,005

Retail — Regional Department Store (0.77%)
Macy’s Inc	1,051,400	26,590

Retail — Restaurants (1.55%)
McDonald’s Corp	893,200	53,217

Semiconductor Component — Integrated Circuits (1.04%)
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,169,800	35,629

Steel — Producers (0.80%)
United States Steel Corp	177,500	27,326
See accompanying notes

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Services (0.42%)
Telus Corp	328,350	$14,562

Telephone — Integrated (6.26%)
AT&T Inc	2,213,500	85,685
BT Group PLC ADR	407,600	17,991
Nippon Telegraph & Telephone Corp ADR	758,500	16,300
Telstra Corp Ltd ADR (a)	414,400	8,889
Verizon Communications Inc	1,929,400	74,243
Windstream Corp	1,006,284	11,814

		214,922

Television (1.04%)
CBS Corp	1,550,700	35,775

Tobacco (0.55%)
Reynolds American Inc	351,000	18,901

Toys (1.18%)
Mattel Inc	2,153,494	40,378

Transport — Rail (2.39%)
Norfolk Southern Corp	522,500	31,131
Union Pacific Corp	351,700	51,063

		82,194

TOTAL COMMON STOCKS		$3,288,083

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (0.36%)
Electric — Integrated (0.05%)
Texas-New Mexico Power Co
6.25%, 1/15/2009	$1,875	1,894

Finance — Investment Banker & Broker (0.01%)
Merrill Lynch & Co Inc
6.38%, 10/15/2008	475	476

Medical — Drugs (0.04%)
Wyeth
7.25%, 3/1/2023	1,175	1,303

Multimedia (0.03%)
CBS Corp
7.88%, 9/1/2023	950	1,005

Rental — Auto & Equipment (0.11%)
Erac USA Finance Co
7.35%, 6/15/2008 (b)	3,775	3,789

Telecommunication Services (0.12%)
Telus Corp
8.00%, 6/1/2011	$3,775	$4,073

TOTAL BONDS		$12,540

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.01%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.01%)
6.50%, 9/ 1/2030	190	198
7.00%, 9/ 1/2030	59	63

		261

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$261

REPURCHASE AGREEMENTS (5.19%)
Finance — Investment Banker & Broker (2.66%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $92,421,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (c)	$91,430	$91,425

Money Center Banks (2.53%)

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $44,722,000; 2.19%; dated 01/23/09)	43,422	43,420
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $44,722,000; 0.00% -5.36%; dated 05/16/08 - 04/15/18)	43,422	43,419

		86,839

TOTAL REPURCHASE AGREEMENTS		$178,264

Total Investments		$3,479,148
Liabilities in Excess of Other Assets, Net — (1.28)%		(44,021)

TOTAL NET ASSETS — 100.00%		$3,435,127

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,789 or 0.11% of net assets.

(c)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
Equity Income Fund I
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$411,891
Unrealized Depreciation	(104,713)

Net Unrealized Appreciation (Depreciation)	307,178
Cost for federal income tax purposes	3,171,970
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Financial	31.31%
Consumer, Non-cyclical	15.79%
Industrial	12.48%
Consumer, Cyclical	10.91%
Communications	9.01%
Technology	7.10%
Utilities	5.65%
Energy	4.59%
Basic Materials	4.43%
Mortgage Securities	0.01%
Liabilities in Excess of Other Assets, Net	(1.28%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (94.68%)
Building — Residential & Commercial (0.59%)
Becton Property Group	24,958	$46

Consulting Services (0.23%)
KK DaVinci Advisors (a)	19	18

Diversified Operations (0.71%)
Wharf Holdings Ltd	10,903	55

Hotels & Motels (0.38%)
Starwood Hotels & Resorts Worldwide Inc	570	30

Publicly Traded Investment Fund (3.83%)
iShares Cohen & Steers Realty Majors Index Fund (b)	3,185	273
ProLogis European Properties	1,682	27

		300

Real Estate Management & Services (9.26%)
Aeon Mall Co Ltd	2,144	67
CA Immobilien Anlagen AG (a)	1,110	26
Castellum AB	407	5
Citycon Oyj	2,333	14
Deutsche Euroshop AG	775	33
DIC Asset AG	384	13
Fabege AB	2,400	22
First Capital Realty Inc	1,000	22
IMMOFINANZ AG	5,153	57
Kungsleden AB	909	9
Lend Lease Corp Ltd	5,697	67
Mitsubishi Estate Co Ltd	7,648	222
PSP Swiss Property AG (a)	667	41
Servcorp Ltd	17,940	72
Sponda OYJ	1,220	15
Swiss Prime Site AG (a)	267	17
Wihlborgs Fastigheter AB	1,040	23

		725

Real Estate Operator & Developer (18.28%)
APN Property Group Ltd	24,958	24
Capitaland Ltd	26,909	135
China Overseas Land & Investment Ltd	47,010	99
China Resources Land Ltd	34,386	71
City Developments Ltd	4,656	42
Hang Lung Properties Ltd	31,795	129
Helical Bar PLC	1,818	12
Hongkong Land Holdings Ltd	16,592	75
Hopson Development Holdings Ltd	4,000	9
Joint Corp	2,060	15
Kerry Properties Ltd	12,300	83
Mitsui Fudosan Co Ltd	8,571	216
NTT Urban Development Corp	22	34
Sumitomo Realty & Development Co Ltd	4,647	116
Sun Hung Kai Properties Ltd	21,215	372

		1,432

REITS — Apartments (4.46%)
AvalonBay Communities Inc	877	88
BRE Properties Inc	530	25
Equity Residential	1,478	61
Essex Property Trust Inc	790	94
Mid-America Apartment Communities Inc	626	33
Northern Property Real Estate Investment	1,750	39
Post Properties Inc	250	9

		349

REITS — Diversified (23.90%)
Afflne SA	221	13
Ascendas Real Estate Investment Trust	23,616	45
Babcock & Brown Japan Property Trust	49,186	55
Beflmmo SCA	156	19
British Land Co PLC	4,929	82
Brixton PLC	5,652	34
Corio NV	960	90
Crombie Real Estate Investment Trust	2,810	31
Cromwell Group	74,362	57
Digital Realty Trust Inc	1,300	50
Entertainment Properties Trust	1,230	66
Fonciere Des Regions	272	42
Goodman Group	17,788	76
GPT Group	33,141	104
Hammerson PLC	3,062	61
Investors Real Estate Trust	180	2
Klepierre	890	54
Land Securities Group PLC	5,920	181
Liberty International PLC	5,267	103
Mercialys SA	540	25
Mirvac Group	10,169	40
Mucklow A & J Group PLC	1,134	8
Nieuwe Steen Investments Funds NV	890	26
PS Business Parks Inc	740	42
Segro PLC	2,117	19
Shaftesbury PLC	2,003	21
Stockland	4,440	30
Unibail-Rodamco	969	251
Vornado Realty Trust	1,670	155
Washington Real Estate Investment Trust	1,450	52
Wereldhave NV	301	38

		1,872

REITS — Healthcare (3.37%)
Chartwell Seniors Housing Real Estate I	4,090	39
Extendicare Real Estate Investment Trust	2,740	31
See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Healthcare (continued)
Health Care REIT Inc	1,440	$70
Nationwide Health Properties Inc	2,577	93
Omega Healthcare Investors Inc	657	11
Ventas Inc	410	20

		264

REITS — Hotels (0.97%)
DiamondRock Hospitality Co	1,446	18
Host Hotels & Resorts Inc	2,470	43
Sunstone Hotel Investors Inc	800	15

		76

REITS — Manufactured Homes (0.58%)
Equity Lifestyle Properties Inc	920	45

REITS — Office Property (6.04%)
Alexandria Real Estate Equities Inc	617	65
Alstria Office REIT-AG	1,172	23
Boston Properties Inc	1,490	150
Cofmimmo	102	22
DA Office Investment Corp	6	24
Derwent London PLC	611	16
Douglas Emmett Inc	1,830	43
Great Portland Estates PLC	990	9
ICADE	160	23
Nippon Building Fund Inc	5	65
Nomura Real Estate Office Fund Inc	3	24
Rubicon Japan Trust	58,793	9

		473

REITS — Regional Malls (4.74%)
General Growth Properties Inc	1,020	42
Simon Property Group Inc	2,540	253
Taubman Centers Inc	1,340	76

		371

REITS — Shopping Centers (10.65%)
Centra Properties Group	57,150	24
Centra Retail Group	107,431	49
Equity One Inc	560	14
Federal Realty Investment Trust	1,090	89
Japan Retail Fund Investment Corp	4	24
Kimco Realty Corp	3,110	124
Link REIT/The	33,400	80
Macquarie Countrywide Trust	17,358	23
Macquarie DDR Trust	32,531	18
RioCan Real Estate Investment Trust	3,310	69
Saul Centers Inc	780	39
Tanger Factory Outlet Centers	1,440	58
Vastned Retail NV	165	17
Westfield Group	11,994	206

		834

REITS — Single Tenant (0.71%)
National Retail Properties Inc	2,440	56

REITS — Storage (1.97%)
Big Yellow Group PLC	1,258	10
Public Storage	1,590	144

		154

REITS — Warehouse & Industrial (4.01%)
AMB Property Corp	1,410	81
Japan Logistics Fund Inc	9	61
Prologis	2,730	171

		313

TOTAL COMMON STOCKS		$7,413

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (4.46%)
Finance — Investment Banker & Broker (1.02%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $81,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$80	$80

Money Center Banks (3.44%)

Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $139,000; 2.19%; dated 01/23/09)	135	135
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $139,000; 0.00% - 5.36%; dated 05/16/08 -04/15/18)	135	135

		270

TOTAL REPURCHASE AGREEMENTS		$350

Total Investments		$7,763
Other Assets in Excess of Liabilities, Net — 0.86%		67

TOTAL NET ASSETS — 100.00%		$7,830

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$309
Unrealized Depreciation	(768)

Net Unrealized Appreciation (Depreciation)	(459)
Cost for federal income tax purposes	8,222
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Country	Percent

United States	38.97%
Hong Kong	12.43%
Australia	11.49%
Japan	11.32%
United Kingdom	7.11%
France	5.20%
Canada	2.95%
Singapore	2.82%
Netherlands	2.18%
Austria	1.06%
Germany	0.87%
Sweden	0.76%
Switzerland	0.74%
Belgium	0.52%
Finland	0.37%
Luxembourg	0.35%
Other Assets in Excess of Liabilities, Net	0.86%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)
Asset Type	Percent

Currency Contracts	25.41%
See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)
Australian Dollar	5/12/2008	959	$1	$1	$—
Australian Dollar	6/16/2008	122,323	113	115	2
Swiss Franc	6/16/2008	1,402	1	1	—
Danish Kroner	6/16/2008	18,455	4	4	—
Euro	5/15/2008	51,300	81	80	(1)
British Pound	5/15/2008	32,639	64	64	—
Hong Kong Dollar	7/11/2008	1,822,711	234	234	—
Hong Kong Dollar	6/16/2008	335,510	43	43	—
Japanese Yen	5/15/2008	36,127,553	352	349	(3)
Norwegian Krone	6/16/2008	58,279	11	11	—
New Zealand Dollar	5/12/2008	9,489	8	8	—
Poland Zloty	6/16/2008	40,426	18	18	—
Swedish Krona	6/16/2008	223,304	37	37	—
Singapore Dollar	7/11/2008	115,469	84	86	2

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Australian Dollar	5/12/2008	185,967	$171	$175	$(4)
Australian Dollar	6/16/2008	109,182	101	102	(1)
Canadian Dollar	6/12/2008	611	1	1	—
Canadian Dollar	6/16/2008	6,969	7	7	—
Swiss Franc	5/30/2008	7,554	7	7	—
Euro	5/15/2008	60,446	95	94	1
British Pound	5/15/2008	13,977	28	28	—
Hong Kong Dollar	6/16/2008	716,601	92	92	—
Hong Kong Dollar	7/11/2008	282,084	36	36	—
Japanese Yen	5/15/2008	24,353,000	238	235	3
Norwegian Krone	6/16/2008	42,334	8	8	—
Poland Zloty	6/16/2008	3,522	2	2	—
Swedish Krona	6/16/2008	220,909	37	37	—
Singapore Dollar	6/11/2008	9,692	7	7	—
Singapore Dollar	7/11/2008	137,352	100	102	(2)
Singapore Dollar	6/16/2008	5,375	4	4	—
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (54.45%)
Asset Backed Securities (4.94%)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.18%, 9/25/2033 (a)	$234	$204
3.13%, 12/25/2033 (a)	431	408
Countrywide Asset-Backed Certificates
3.07%, 6/25/2037 (a)	3,500	2,388
Credit-Based Asset Servicing and Securitization
3.07%, 3/25/2036 (a)	2,000	1,882
Fannie Mae Grantor Trust
3.04%, 9/25/2035 (a)(b)	1,117	1,107
GMAC Mortgage Corp Loan Trust
3.08%, 8/25/2035 (a)	832	577
Long Beach Mortgage Loan Trust
3.00%, 10/25/2036 (a)(b)	2,000	1,800
SACO I Inc
3.04%, 6/25/2036 (a)(b)	1,372	1,169
Saxon Asset Securities Trust
3.05%, 3/25/2036 (a)(b)	5,000	4,396
Structured Asset Investment Loan Trust
3.12%, 1/25/2036 (a)(b)	2,275	2,068
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (a)(b)	2,750	2,540

		18,539

Automobile Sequential (0.88%)
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (a)(b)	2,080	2,077
WFS Financial Owner Trust
3.93%, 2/17/2012 (b)	1,224	1,223

		3,300

Credit Card Asset Backed Securities (1.10%)
Discover Card Master Trust
5.65%, 3/16/2020	1,917	1,853
Discover Card Master Trust 1
2.74%, 5/15/2011 (a)	1,000	995
Washington Mutual Master Note Trust
3.47%, 10/15/2014 (a)(b)(c)(d)	1,350	1,279

		4,127

Finance — Mortgage Loan/Banker (8.11%)
Fannie Mae
5.25%, 8/ 1/2012 (e)(f)	11,800	12,231
5.00%, 5/1 1/2017 (f)	7,750	8,150
6.63%, 11/15/2030	1,300	1,594
Freddie Mac
5.75%, 6/27/2016	2,400	2,505
SLM Student Loan Trust
3.01%, 10/25/2016 (a)	2,350	2,343
2.99%, 9/17/2018 (a)	3,748	3,648

		30,471

Home Equity — Other (4.08%)
ACE Securities Corp
3.11%, 9/25/2035 (a)(b)	766	756
American Home Mortgage Investment Trust
3.08%, 11/25/2030 (a)	2,107	1,037
Asset Backed Securities Corp Home Equity
2.99%, 7/25/2036 (a)(b)	3,600	3,505
First NLC Trust
3.13%, 5/25/2035 (a)	1,925	1,640
JP Morgan Mortgage Acquisition Corp
3.16%, 7/25/2035 (a)(b)	1,214	1,197
Morgan Stanley Home Equity Loans
3.07%, 2/25/2036 (a)(b)	5,250	5,067
Soundview Home Equity Loan Trust
2.99%, 7/25/2036 (a)	2,169	2,129

		15,331

Mortgage Backed Securities (35.34%)
Banc of America Commercial Mortgage Inc
1.18%, 11/10/2038 (a)	2,416	46
0.40%, 3/11/2041 (a)(d)	31,742	232
4.73%, 7/10/2043 (a)	3,500	3,280
Banc of America Funding Corp
2.88%, 7/20/2036 (a)(b)	2,071	1,984
3.08%, 7/20/2036 (a)(b)	1,581	734
Bear Stearns Alt-A Trust
3.07%, 4/25/2037 (a)(b)	1,192	656
Bear Stearns Commercial Mortgage Securities
1.00%, 2/11/2041 (a)(d)	7,907	233
Bear Stearns Mortgage Funding Trust
3.11%, 7/25/2036 (a)(b)	3,615	2,895
Chase Mortgage Finance Corp
5.02%, 7/25/2037 (a)(b)	2,149	2,064
Commercial Mortgage Pass Through Certificates
0.06%, 12/10/2046 (a)(d)	25,922	263
Countrywide Alternative Loan Trust
3.20%, 5/25/2035 (a)	344	221
Credit Suisse Mortgage Capital Certificates
6.00%, 9/15/2039 (a)	1,000	930
0.11%, 12/15/2039	16,827	237
6.22%, 2/15/2041 (a)(c)(d)	1,250	1,136
CS First Boston Mortgage Securities Corp
0.57%, 11/15/2036 (a)(d)	11,515	414
Fannie Mae
3.20%, 10/25/2018 (a)	571	563
5.00%, 8/25/2026	2,527	2,559
3.09%, 4/25/2034 (a)	5,147	5,148
0.35%, 3/25/2036	29,356	308
6.50%, 2/25/2047	2,405	2,528
Fannie Mae Grantor Trust
5.50%, 9/25/2011	4,250	4,451
5.34%, 4/25/2012	5,000	5,222
3.25%, 5/25/2035 (a)(b)	2,081	2,096
Fannie Mae Whole Loan
3.04%, 5/25/2035 (a)	2,189	2,173
See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Federal Home Loan Bank System
5.46%, 11/27/2015	$2,873	$2,874
Freddie Mac
4.50%, 7/15/2017	4,900	4,925
3.02%, 6/15/2018 (a)(b)	3,436	3,386
3.12%, 7/15/2023 (a)	5,497	5,427
2.92%, 4/15/2030 (a)	4,970	4,878
5.50%, 9/15/2031 (a)	1,375	1,387
3.12%, 9/15/2033 (a)(b)	329	325
GE Capital Commercial Mortgage Corp
5.61%, 4/10/2017 (a)	3,475	3,176
5.51%, 11/10/2045 (a)	5,000	5,006
G-Force LLC
3.20%, 12/25/2039 (a)	2,800	2,624
Ginnie Mae
1.65%, 10/16/2012 (a)	70,587	2,209
3.89%, 7/16/2026	1,587	1,573
5.08%, 1/16/2030 (a)	1,557	1,574
4.26%, 2/16/2032	2,290	2,279
0.92%, 6/17/2045 (a)	36,971	1,594
0.80%, 11/16/2045	3,638	154
1.12%, 5/16/2046 (a)	10,675	538
1.06%, 10/16/2046	15,775	926
Greenpoint Mortgage Funding Trust
3.20%, 6/25/2045 (a)	252	166
Greenwich Capital Commercial Funding Corp
0.46%, 6/10/2036 (a)(d)	16,943	129
5.91%, 7/10/2038	2,500	2,546
0.51%, 3/10/2039 (a)(d)	54,791	1,015
GS Mortgage Securities Corp II
0.86%, 11/10/2039 (d)	30,428	1,014
5.99%, 8/10/2045 (a)	2,650	2,646
Impac CMB Trust
3.21%, 4/25/2035 (a)(b)	665	437
Indymac Index Mortgage Loan Trust
3.22%, 4/25/2035 (a)	322	219
JP Morgan Chase Commercial Mortgage Securities
0.48%, 9/12/2037 (a)	87,380	1,021
6.01%, 6/15/2049 (a)	2,225	2,066
JP Morgan Mortgage Trust
4.95%, 11/25/2035 (a)	3,000	2,831
5.30%, 4/25/2036 (a)	853	854
5.82%, 6/25/2036 (a)	1,600	1,384
5.94%, 8/25/2036 (a)	2,400	2,145
6.00%, 8/25/2036 (a)	2,695	2,448
5.56%, 10/25/2036 (a)	4,725	3,915
5.82%, 1/25/2037 (a)	3,820	3,767
LB-UBS Commercial Mortgage Trust
0.09%, 11/15/2038 (a)(d)	13,350	191
0.91%, 11/15/2038 (a)(d)	21,762	804
0.08%, 2/15/2040(a)(d)	5,931	58
0.68%, 2/15/2040 (a)	7,437	201
0.93%, 7/15/2040 (a)	109,748	2,429
Merrill Lynch Mortgage Trust
0.73%, 5/12/2043	49,444	1,007
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.73%, 8/12/2048 (a)	33,667	1,060
0.10%, 12/12/2049 (a)(d)	49,504	602
Morgan Stanley Capital I
0.53%, 8/13/2042	171,544	2,535
0.07%, 12/15/2043 (a)(d)	27,121	298
Residential Accredit Loans Inc
3.04%, 2/25/2037 (a)(b)	1,467	941
3.08%, 7/25/2037 (a)(b)	2,438	1,926
Wachovia Bank Commercial Mortgage Trust
0.43%, 3/15/2042 (a)(d)	29,995	261
0.80%, 5/15/2044 (a)(d)	96,632	1,777
5.82%, 5/15/2046 (a)	2,600	2,389
WaMu Mortgage Pass Through Certificates
3.04%, 7/25/2044 (a)(b)	242	214
3.13%, 4/25/2045 (a)	523	432
Washington Mutual Alternative Mortgage
3.17%, 6/25/2046 (a)	3,805	1,782

		132,738

TOTAL BONDS		$204,506

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (80.28%)
Federal Home Loan Mortgage Corporation (FHLMC) (22.40%)
5.50%, 5/1/2038 (g)	7,620	7,668
6.00%, 5/1/2038 (g)	6,630	6,781
6.50%, 5/1/2038 (g)	210	217
5.00%, 6/1/2038 (g)	7,355	7,210
5.50%, 6/1/2038 (g)	4,515	4,532
6.00%, 6/1/2038 (g)	9,795	9,994
6.50%, 6/1/2017	259	269
6.00%, 7/1/2017	98	101
5.50%, 4/1/2018	724	741
5.50%, 12/1/2018	3	3
5.00%, 1/1/2019	1,586	1,603
6.00%, 1/1/2021	303	313
6.50%, 8/1/2022	383	399
5.00%, 10/1/2025	1,163	1,160
6.00%, 6/1/2028	91	94
5.50%, 1/1/2029	23	23
5.50%, 3/1/2029	18	18
6.50%, 3/1/2029	60	63
8.00%, 8/1/2030	3	4
See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
8.00%, 11/1/2030	$2	$3
7.50%, 12/1/2030	23	25
7.00%, 1/1/2031	11	12
7.50%, 2/1/2031	14	15
6.50%, 6/1/2031	5	5
6.00%, 10/1/2031	43	44
6.00%, 2/1/2032	103	106
6.50%, 2/1/2032	41	42
6.50%, 2/1/2032	104	109
6.50%, 4/1/2032	86	89
7.50%, 4/1/2032	147	159
6.50%, 8/1/2032	264	275
6.50%, 8/1/2032	112	117
5.00%, 12/1/2032	961	948
5.50%, 5/1/2033	595	601
5.50%, 10/1/2033	219	221
5.50%, 12/1/2033	5,097	5,147
5.00%, 5/1/2034	1,503	1,481
5.00%, 5/1/2035	1,225	1,206
5.00%, 7/1/2035	71	70
5.00%, 7/1/2035	693	682
5.00%, 10/1/2035	131	129
6.00%, 8/1/2036	3,639	3,728
6.00%, 10/1/2036 (a)	903	925
6.50%, 11/1/2036	1,073	1,113
6.50%, 2/1/2037	443	459
6.00%, 3/1/2037	1,667	1,707
6.00%, 4/1/2037	4,512	4,622
5.50%, 7/1/2037	744	749
6.50%, 12/1/2037	994	1,031
6.00%, 1/1/2038 (a)	519	531
6.00%, 3/1/2038	899	921
6.00%, 4/1/2038	1,575	1,613
7.10%, 10/1/2032 (a)	11	11
7.25%, 9/1/2033 (a)	162	163
4.66%, 8/1/2035 (a)	1,786	1,797
6.76%, 3/1/2036 (a)	1,292	1,327
6.53%, 7/1/2036 (a)	2,352	2,422
6.51%, 10/1/2036 (a)	1,135	1,172
6.50%, 1/1/2037 (a)	1,585	1,635
6.52%, 1/1/2037 (a)	1,667	1,714
5.69%, 6/1/2037 (a)	2,366	2,418
5.70%, 6/1/2037 (a)	1,340	1,364

		84,101

Federal National Mortgage Association (FNMA) (32.26%)
4.50%, 5/1/2023 (g)	4,195	4,141
5.00%, 5/1/2023 (g)	2,005	2,015
5.50%, 5/1/2038 (g)	21,220	21,333
6.00%, 5/1/2038 (g)	5,350	5,469
6.50%, 5/1/2038 (g)	4,805	4,972
5.00%, 6/1/2038 (g)	15,240	14,935
6.00%, 5/1/2009	17	17
4.50%, 3/1/2010	122	125
6.50%, 4/1/2010	13	14
6.50%, 6/1/2016	30	31
6.00%, 1/1/2017	83	85
6.00%, 4/1/2017	146	151
5.50%, 9/1/2017	389	399
5.50%, 9/1/2017	86	88
5.00%, 1/1/2018	611	618
5.50%, 3/1/2018	392	402
5.00%, 4/1/2019	565	570
5.50%, 6/1/2019	108	111
5.50%, 6/1/2019	132	135
5.50%, 7/1/2019	262	268
5.50%, 7/1/2019	64	65
5.50%, 7/1/2019	121	123
5.50%, 7/1/2019	128	131
5.50%, 7/1/2019	261	266
5.50%, 8/1/2019	71	73
5.50%, 8/1/2019	543	555
5.50%, 9/1/2019	486	497
4.50%, 12/1/2019	689	685
4.50%, 1/1/2020	2,089	2,075
7.00%, 5/1/2022	99	105
6.00%, 12/1/2022	192	198
5.00%, 1/1/2026	1,657	1,648
5.50%, 6/1/2026	1,616	1,637
7.50%, 1/1/2031	10	10
7.50%, 5/1/2031	15	16
6.50%, 9/1/2031	102	106
6.00%, 12/1/2031	116	120
6.00%, 12/1/2031	39	40
6.50%, 12/1/2031	22	23
6.50%, 4/1/2032	92	96
7.50%, 8/1/2032	120	129
6.00%, 11/1/2032	138	142
4.65%, 3/1/2033 (a)	990	993
5.50%, 9/1/2033	2,639	2,662
7.13%, 11/1/2033 (a)	14	14
5.10%, 12/1/2033 (a)	755	762
4.87%, 9/1/2034 (a)	3,458	3,553
4.71%, 2/1/2035 (a)	4,235	4,254
4.93%, 3/1/2035 (a)	1,364	1,378
5.00%, 4/1/2035	1,047	1,030
4.67%, 5/1/2035 (a)(b)	1,333	1,339
See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
5.00%, 7/1/2035	$506	$498
5.00%, 7/1/2035	3,270	3,218
5.20%, 7/1/2035 (a)	1,225	1,246
5.00%, 8/1/2035	636	626
5.08%, 8/1/2035 (a)	4,523	4,590
5.64%, 11/1/2035 (a)	996	1,012
5.73%, 2/1/2036 (a)	607	613
5.79%, 6/1/2036 (a)	274	279
6.50%, 8/1/2036	2,189	2,268
6.50%, 8/1/2036	948	982
6.50%, 10/1/2036	511	529
6.50%, 11/1/2036	551	571
6.50%, 12/1/2036	756	783
5.50%, 2/1/2037	3,853	3,879
5.73%, 5/1/2037 (a)	3,946	4,044
6.19%, 5/1/2037 (a)	1,917	1,953
5.50%,6/1/2037	1,816	1,828
6.50%, 8/1/2037	1,005	1,040
5.50%, 2/1/2038	3,589	3,612
6.00%, 2/1/2038	1,560	1,596
6.00%, 2/1/2038 (a)	1,439	1,473
6.00%, 3/1/2038	454	465
6.00%, 3/1/2038	1,548	1,584
6.00%, 4/1/2038	1,815	1,857

		121,150

Government National Mortgage Association (GNMA) (4.17%)
5.00%, 5/1/2038 (g)	3,510	3,474
5.50%, 5/1/2038 (g)	560	567
6.50%, 7/15/2008	1	1
6.50%, 10/15/2008	4	4
6.50%, 3/15/2009	5	5
5.50%, 12/15/2013	22	22
5.50%, 1/15/2014	129	132
5.50%, 1/15/2014	88	90
5.50%, 2/15/2014	101	104
5.50%, 3/15/2014	211	217
8.00%, 8/15/2016	77	83
8.00%, 12/15/2016	15	17
7.50%, 4/15/2017	8	9
7.50%, 4/15/2017	57	62
7.50%, 4/15/2017	63	67
8.00%, 4/15/2017	16	17
8.00%, 4/15/2017	12	13
8.00%, 4/15/2017	20	22
7.50%, 5/15/2017	16	17
8.00%, 5/15/2017	26	29
8.00%, 5/15/2017	13	14
8.00%, 6/15/2017	16	17
8.00%, 6/15/2017	22	24
8.00%, 7/15/2017	10	11
7.50%, 7/15/2018	38	41
7.50%, 12/15/2021	40	44
7.50%, 12/15/2021	35	38
7.50%, 2/15/2022	55	60
8.00%, 2/15/2022	59	65
7.50%, 3/15/2022	7	8
7.50%, 3/15/2022	13	14
7.50%, 3/15/2022	34	37
7.50%, 4/15/2022	23	24
7.50%, 4/15/2022	20	21
7.50%, 4/15/2022	40	43
7.50%, 4/15/2022	23	24
7.50%, 5/15/2022	38	41
7.50%, 7/15/2022	64	69
7.50%, 8/15/2022	24	26
7.50%, 8/15/2022	31	34
7.50%, 8/15/2022	7	8
7.50%, 8/15/2022	2	2
7.50%, 8/15/2022	15	16
7.50%, 8/15/2022	23	25
7.50%, 8/15/2022	85	91
7.50%, 8/15/2022	70	76
7.00%, 11/15/2022	41	44
7.00%, 11/15/2022	21	23
7.00%, 11/15/2022	64	69
7.00%, 11/15/2022	40	43
7.50%, 11/15/2022	58	62
7.00%, 12/15/2022	49	53
7.00%, 12/15/2022	153	164
7.00%, 1/15/2023	65	70
7.00%, 1/15/2023	40	43
7.00%, 1/15/2023	22	24
7.00%, 2/15/2023	343	368
7.50%, 2/15/2023	6	6
7.50%, 2/15/2023	21	23
7.00%, 3/15/2023	30	32
7.50%, 5/15/2023	29	31
7.50%, 5/15/2023	8	9
7.50%, 5/15/2023	84	90
7.50%, 6/15/2023	24	26
7.00%, 7/15/2023	30	32
7.00%, 7/15/2023	11	12
7.00%, 7/15/2023	100	107
7.00%, 7/15/2023	30	32
7.00%, 8/15/2023	48	51
See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
6.50%, 9/15/2023	$38	$40
6.50%, 9/15/2023	64	67
6.50%, 9/15/2023	58	60
6.50%, 9/15/2023	69	73
6.00%, 10/15/2023	324	335
6.50%, 10/15/2023	73	76
6.50%, 10/15/2023	27	28
7.00%, 10/15/2023	55	59
7.50%, 10/15/2023	16	17
6.00%, 11/15/2023	158	164
6.00%, 11/15/2023	122	127
6.50%, 11/15/2023	22	23
7.50%, 11/15/2023	87	93
6.00%, 12/15/2023	91	94
6.00%, 12/15/2023	88	92
6.00%, 12/15/2023	7	7
6.50%, 12/15/2023	133	139
6.50%, 12/15/2023	103	108
6.50%, 12/15/2023	100	105
6.50%, 12/15/2023	44	46
7.00%, 12/15/2023	40	43
7.00%, 12/15/2023	69	74
6.00%, 1/15/2024	81	84
6.50%, 1/15/2024	79	83
6.50%, 1/15/2024	29	30
6.50%, 1/15/2024	95	100
6.50%, 1/15/2024	48	51
6.50%, 1/15/2024	95	99
6.50%, 1/15/2024	81	85
6.50%, 1/15/2024	31	32
6.50%, 1/15/2024	47	49
6.00%, 2/15/2024	64	67
6.00%, 2/15/2024	144	149
6.00%, 2/15/2024	65	67
6.00%, 3/15/2024	38	39
6.50%, 3/15/2024	34	36
6.50%, 4/15/2024	74	77
6.50%, 7/15/2024	217	226
7.50%, 8/15/2024	6	7
7.25%, 9/15/2025	79	85
6.50%, 10/15/2025	43	45
6.50%, 1/15/2026	35	36
7.00%, 1/15/2026	60	64
6.50%, 3/15/2026	82	85
7.00%, 5/15/2026	9	10
7.00%, 1/15/2027	71	76
7.00%, 3/15/2027	40	43
7.50%, 4/15/2027	6	6
7.50%, 5/15/2027	67	72
7.50%, 5/15/2027	16	17
7.50%, 6/15/2027	40	43
7.00%, 11/15/2027	152	163
7.00%, 12/15/2027	82	88
6.50%, 2/15/2028	38	39
7.00%, 4/15/2028	3	3
7.00%, 4/15/2028	108	116
8.00%, 12/15/2030	19	21
7.00%, 5/15/2031	39	42
6.50%, 7/15/2031	11	11
7.00%, 7/15/2031	10	11
7.00%, 7/15/2031	1	1
7.00%, 9/15/2031	13	13
6.50%, 10/15/2031	74	77
6.50%, 7/15/2032	93	97
6.00%, 8/15/2032	443	456
6.00%, 9/15/2032	377	389
6.00%, 2/15/2033	96	99
5.00%, 2/15/2034	1,099	1,091
6.00%, 1/20/2024	47	49
6.00%, 4/20/2024	92	96
6.50%, 4/20/2024	50	52
6.00%, 5/20/2024	98	101
6.00%, 5/20/2024	35	36
6.00%, 10/20/2024	58	60
6.00%, 9/20/2025	33	34
6.00%, 11/20/2025	41	42
6.50%, 7/20/2026	25	26
6.00%, 10/20/2028	55	56
6.50%, 10/20/2028	44	46
5.50%, 5/20/2035	1,363	1,381

		15,668

U.S. Treasury (14.95%)
3.25%, 12/31/2009 (f)	8,250	8,389
4.13%, 8/15/2010 (f)	15,000	15,615
4.25%, 10/15/2010 (f)	7,500	7,859
4.63%, 7/31/2012 (f)	6,550	6,987
3.63%, 5/15/2013 (f)	4,250	4,368
4.25%, 8/15/2014 (f)	3,000	3,173
4.13%, 5/15/2015 (f)	8,750	9,149
6.13%, 8/15/2029	500	609

		56,149

U.S. Treasury Inflation-Indexed Obligations (3.13%)
3.00%, 7/15/2012 (f)	10,714	11,737
See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
U.S. Treasury Strip (3.37%)
0.00%, 11/15/2015 (f)(h)	$4,000	$3,045
0.00%, 5/15/2020 (h)	13,800	8,067
0.00%, 11/15/2021 (f)(h)	2,900	1,559

		12,671

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$301,476

REPURCHASE AGREEMENTS (13.09%)
Money Center Banks (13.09%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $43,388,000; 0.00% - 5.50%; dated 05/09/08- 04/18/19) (b)	$42,897	$42,895
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $3,227,000; 2.19%; dated 01/23/09)	3,134	3,134
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $3,227,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	3,134	3,133

		49,162

TOTAL REPURCHASE AGREEMENTS		$49,162

Total Investments		$555,144
Liabilities in Excess of Other Assets, Net — (47.82)%		(179,588)

TOTAL NET ASSETS - 100.00%		$375,556

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,415 or 0.64% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933, These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $9,706 or 2.58% of net assets.

(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $622 or 0.17% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.

(h)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$6,969
Unrealized Depreciation	(17,627)

Net Unrealized Appreciation (Depreciation)	(10,658)
Cost for federal income tax purposes	565,802
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CMBX.NA.AJ1 Index and pay monthly 0.84% to Morgan Stanley Capital Services Inc.. Expires October 2052. (c)	$5,050	$(218)
All dollar amounts are shown in thousands (000’s)
Interest Rate Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Pay semi-annually a fixed rate of 4.37% and receive quarterly a floating rate based on 3 month LIBOR with UBS-AG. Expires April 2018.	$13,000	$2

Receive semi-annually a fixed rate of 4.97% and pay quarterly a floating rate based on 3-month LIBOR to Lehman Brothers. Expires September 2012.	$5,000	255

Receive semi-annually a fixed rate of 5.61% and pay quarterly a floating rate based on 3-month LIBOR to Deutsche Bank AG. Expires June 2037.	$2,250	276
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
US 10 Year Note; June 2008	70	$8,075	$8,106	$(31)
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	94.46%
Government	27.97%
Financial	13.09%
Asset Backed Securities	12.30%
Liabilities in Excess of Other Assets, Net	(47.82%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.16%
Interest Rate Swaps	0.14%
Credit Default Swaps	0.06%
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (0.93%)
Cable TV (0.03%)
Comcast Corp 6.63%	2,100	$47

Commercial Banks (0.10%)
Royal Bank of Scotland Group PLC 5.75%; Series L	7,000	139

Electric — Integrated (0.12%)
PPL Capital Funding Inc	2,600	64
Xcel Energy Inc 7.60%	4,000	101

		165

Life & Health Insurance (0.13%)
Delphi Financial Group Inc 7.375%	4,000	74
PLC Capital Trust V	5,600	111

		185

Money Center Banks (0.10%)
Santander Finance Preferred SA Unipersonal 6.50%	7,100	148

Property & Casualty Insurance (0.02%)
Berkley W R Capital Trust	1,000	22

Regional Banks (0.16%)
Fleet Capital Trust VIII	3,100	76
PNC Capital Trust D	6,000	132
SunTrust Capital IX (a)	1,000	25

		233

Reinsurance (0.05%)
PartnerRe Ltd 6.50%	3,300	72

REITS — Apartments (0.04%)
BRE Properties Inc — Series C	2,500	55

REITS — Diversified (0.01%)
PS Business Parks Inc — Series P	900	18

REITS — Office Property (0.04%)
HRPT Properties Trust — Series B	2,000	50

REITS — Shopping Centers (0.04%)
Regency Centers Corp 7.45%	2,600	62

REITS — Warehouse & Industrial (0.09%)
AMB Property Corp — Series M	5,300	122

TOTAL PREFERRED STOCKS		$1,318

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (79.69%)
Agricultural Operations (0.19%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	$265	$266

Airlines (0.30%)
Continental Airlines Inc
5.98%, 4/19/2022 (b)	115	100
Northwest Airlines Inc
7.03%, 11/1/2019	230	206
Southwest Airlines Co 2007-1 Pass Through Certificate
6.15%, 8/1/2022 (b)(c)	128	124

		430

Appliances (0.07%)
Whirlpool Corp
3.30%, 6/15/2009 (d)	100	100

Asset Backed Securities (10.42%)
Ameriquest Mortgage Securities Inc
3.20%, 3/25/2035 (d)	23	21
3.13%, 7/25/2035 (d)	31	30
Argent Securities Inc
3.04%, 7/25/2036 (d)(e)	650	455
Carrington Mortgage Loan Trust
3.17%, 12/25/2035 (d)(e)	800	778
Chase Funding Mortgage Loan Asset-Backed Certificates
3.40%, 9/25/2033 (d)	74	59
3.13%, 12/25/2033 (d)	12	11
Citigroup Mortgage Loan Trust Inc
3.04%, 3/25/2037 (d)	625	568
CNH Equipment Trust
3.22%, 6/15/2010 (d)(e)	389	387
3.57%, 9/15/2010 (d)(e)	275	274
Countrywide Asset-Backed Certificates
3.97%, 1/25/2034 (d)	315	223
3.18%, 2/25/2036 (d)(e)	503	492
3.14%, 3/25/2036 (d)(e)	597	555
3.14%, 4/25/2036 (d)(e)	1,550	1,477
3.05%, 2/25/2037 (d)(e)	650	573
3.03%, 11/25/2037 (d)	400	341
Countrywide Home Equity Loan Trust
2.95%, 12/15/2035 (d)	115	64
First Franklin Mortgage Loan Asset Backed Certificates
3.17%, 9/25/2035 (d)(e)	658	635
3.13%, 11/25/2035 (d)(e)	925	896
2.96%, 3/25/2036 (d)(e)	14	14
First-Citizens Home Equity Loan LLC
2.93%, 9/15/2022 (d)(f)	108	102
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (d)	410	391
GMAC Mortgage Corp Loan Trust
3.08%, 8/25/2035 (d)	294	204
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Asset Backed Securities (continued)
Great America Leasing Receivables
5.39%, 9/15/2011(f)	$90	$90
Indymac Residential Asset Backed Trust
3.08%, 4/25/2037 (d)	800	689
JP Morgan Mortgage Acquisition Corp
3.07%, 4/25/2036 (d)(e)	525	488
5.45%, 11/25/2036	455	439
2.98%, 3/25/2037 (d)	224	214
3.04%, 3/25/2037 (d)	290	223
Lehman XS Trust
3.09%, 9/25/2035 (d)(e)	315	312
Long Beach Mortgage Loan Trust
3.43%, 6/25/2034 (d)	40	31
3.04%, 7/25/2036 (d)	500	302
3.00%, 10/25/2036 (d)(e)	800	720
3.00%, 11/25/2036 (d)	675	530
Marriott Vacation Club Owner Trust
5.52%, 5/20/2029 (d)(f)	124	124
Merrill Lynch Mortgage Investors Inc
3. 13%, 2/25/2037 (d)	775	514
MSDWCC Heloc Trust
3.08%, 7/25/2017 (d)	55	43
Popular ABS Mortgage Pass-Through Trust
3.16%, 11/25/2035 (d)	185	184
Residential Asset Mortgage Products Inc
3.17%, 7/25/2035 (d)	168	163
SACO I Inc
3.04%, 6/25/2036 (d)(e)	251	214
3.04%, 9/25/2036 (d)	350	140
Saxon Asset Securities Trust
3.41%, 3/25/2035 (d)	250	169
SLM Student Loan Trust
2.95%, 6/15/2016 (d)(e)(g)	412	410
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (d)	256	251

		14,800

Auto — Car & Light Trucks (0.26%)
Daimler Finance North America LLC
3.30%, 3/13/2009 (d)(e)	325	322
7.30%, 1/15/2012	45	48

		370

Automobile Sequential (1.74%)
AmeriCredit Automobile Receivables Trust
2.76%, 4/6/2012 (d)	150	145
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (d)	246	245
3.92%, 11/16/2009	250	250
2.95%, 3/15/2010 (d)	393	392
5.52%, 3/15/2011 (d)	245	246
Capital One Auto Finance Trust
2.73%, 7/15/2011 (d)	334	322
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	210	198
5.60%, 10/15/2012	90	85
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (d)	140	138
WFS Financial Owner Trust
3.93%, 2/17/2012	300	299
4.50%, 5/17/2013	150	151

		2,471

Brewery (0.12%)
SABMillerPLC
3.00%, 7/1/2009 (d)(f)	165	165

Building — Residential & Commercial (0.01%)
Centex Corp
5.80%, 9/15/2009	15	14
Building Products — Cement & Aggregate (0.44%)
C8 Capital SPV Ltd
6.64%, 12/29/2049 (b)(d)(f)	305	283
Martin Marietta Materials Inc
3.00%, 4/30/2010 (d)	350	340

		623

Building Products — Wood (0.07%)
Masco Corp
3.20%, 3/12/2010 (d)	100	93

Cable TV (0.44%)
Comcast Cable Communications Holdings I
8.38%, 3/15/2013	67	75
Comcast Corporation
3.01%, 7/14/2009 (d)	125	123
COX Communications Inc
6.75%, 3/15/2011	70	74
7.13%, 10/1/2012	65	69
6.45%, 12/1/2036 (f)	85	85
Rogers Cable Inc
6.75%, 3/15/2015	200	205

		631

Cellular Telecommunications (0.89%)
New Cingular Wireless Services Inc
8.13%, 5/1/2012	250	278
Nextel Communications Inc
5.95%, 3/15/2014	175	136
Rogers Wireless Inc
6.38%, 3/ 1/2014	130	133
US Unwired Inc
10.00%, 6/15/2012 (b)	165	156
Vodafone Group PLC
7.75%, 2/15/2010	30	32
3.14%, 6/15/2011 (d)	145	138
3.37%, 2/27/2012 (d)	300	284
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Cellular Telecommunications (continued)
Vodafone Group PLC (continued)
6.15%, 2/27/2037	$110	$108

		1,265

Chemicals — Diversified (0.01%)
EI Du Pont de Nemours & Co
4.75%, 11/15/2012	15	15

Coatings & Paint (0.05%)
Valspar Corp
5.63%, 5/ 1/2012	75	74

Commercial Banks (1.81%)
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (d)(f)	270	239
BOI Capital Funding No 2 LP
5.57%, 8/29/2049 (d)(f)	115	86
Commonwealth Bank of Australia
6.02%, 3/15/2036 (f)	120	102
Fifth Third Bank/Cincinnati
3.38%, 8/15/2008	10	10
Glitnir Banki HF
2.87%, 10/15/2008 (d)(f)	125	124
KeyBank NA
3.26%, 11/3/2009 (d)	300	295
M&I Marshall & Ilsley Bank
3.33%, 12/4/2012 (d)(e)	400	356
Royal Bank of Scotland Group PLC
7.64%, 3/31/2049 (c)(d)	200	188
6.99%, 10/29/2049 (c)(d)(f)	200	184
United Overseas Bank Ltd
4.50%, 7/2/2013(f)	20	19
US Bank NA/Cincinnati OH
6.38%, 8/1/2011	40	42
Wachovia Bank NA
7.80%, 8/18/2010	500	530
4.88%, 2/1/2015	130	125
Woori Bank
6.13%, 5/ 3/2016 (d)(f)	125	122
6.21%, 5/ 2/2037 (d)	180	147

		2,569

Computers — Integrated Systems (0.00%)
NCR Corp
7.13%, 6/15/2009	5	5

Credit Card Asset Backed Securities (3.54%)
American Express Credit Account Master Trust
2.95%, 8/15/2011 (d)(f)	130	127
2.97%, 9/15/2011 (d)	475	469
3.00%, 3/15/2012 (d)	505	492
Arran Master Trust
2.90%, 12/15/2010 (d)(e)	425	414
Bank One Issuance Trust
3.04%, 3/15/2012 (d)	300	290
Cabela’s Master Credit Card Trust
4.31%, 12/16/2013 (f)	250	242
Chase Credit Card Master Trust
3.05%, 1/17/2011(d)	325	323
3.07%, 2/15/2011(d)	275	273
Citibank Credit Card Master Trust I
3.28%, 3/10/2011(d)	150	147
5.88%, 3/10/2011	150	153
Discover Card Master Trust I
2.96%, 5/15/2012 (d)(e)	425	402
First USA Credit Card Master Trust
3.09%, 4/18/2011(d)	300	300
GE Capital Credit Card Master Note Trust
2.92%, 6/15/2011(d)	325	324
Providian Gateway Master Trust
3.09%, 5/16/2011(d)(f)	460	460
3.08%, 7/15/2011(d)(e)(f)	350	349
Providian Master Note Trust
5.10%, 11/15/2012 (f)	275	265

		5,030

Data Processing & Management (0.37%)
Dun & Bradstreet Corp
5.50%, 3/15/2011	100	99
Fiserv Inc
6.13%, 11/20/2012	420	427

		526

Diversified Manufacturing Operations (0.36%)
Carlisle Cos Inc
6.13%, 8/15/2016	150	159
Parker Hannifin Corp
4.88%, 2/15/2013	10	10
Tyco Electronics Group SA
6.55%, 10/ 1/2017 (f)	330	338

		507

Diversified Operations (0.14%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (d)(f)	250	203

Drug Delivery Systems (0.36%)
Hospira Inc
3.18%, 3/30/2010 (d)(e)	250	242
6.05%, 3/30/2017	270	264

		506

Electric — Generation (0.49%)
Korea East-West Power Co Ltd
4.88%, 4/21/2011 (f)	30	30
System Energy Resources Inc
6.20%, 10/ 1/2012	430	433
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Generation (continued)
Tenaska Gateway Partners Ltd
6.05%, 12/30/2023 (f)	$189	$183
Tenaska Virginia Partners LP
6.12%, 3/30/2024 (f)	46	46

		692

Electric — Integrated (2.20%)
Ameren Energy Generating Co
7.95%, 6/1/2032	10	10
Arizona Public Service Co
6.38%, 10/15/2011	200	201
6.50%, 3/1/2012	25	25
5.80%, 6/30/2014	85	82
6.25%, 8/1/2016	165	158
6.88%, 8/1/2036	250	224
Baltimore Gas & Electric Co
5.90%, 10/1/2016	90	88
Carolina Power & Light Co
8.63%, 9/15/2021	75	95
Commonwealth Edison Co
6.15%, 3/15/2012	110	114
4.70%, 4/15/2015	195	184
Consolidated Edison Co of New York Inc
4.88%, 2/1/2013 (b)	15	15
DTE Energy Co
7.05%, 6/1/2011	30	32
Entergy Gulf States Inc
3.60%, 6/1/2008	20	20
3.74%, 12/8/2008 (d)(f)	120	120
Entergy Mississippi Inc
5.15%, 2/1/2013	250	246
Jersey Central Power & Light Co
6.15%, 6/1/2037	200	183
Northeast Utilities
3.30%, 6/1/2008	15	15
Ohio Power Co
2.91%, 4/5/2010 (d)(e)	255	246
Oncor Electric Delivery Co
6.38%, 5/1/2012	175	178
7.00%, 5/1/2032	85	82
PPL Electric Utilities Corp
4.30%, 6/1/2013	15	14
Public Service Co of Oklahoma
6.63%, 11/15/2037	260	249
Puget Sound Energy Inc
3.36%, 6/1/2008	25	25
Southern California Edison Co
3.21%, 2/2/2009 (d)	205	203
5.00%, 1/15/2014	25	25
Transelec SA
7.88%, 4/15/2011	50	54
Union Electric Co
4.65%, 10/1/2013	150	145
Virginia Electric and Power Co
4.50%, 12/15/2010	85	86

		3,119

Electronic Components — Semiconductors (0.16%)
National Semiconductor Corp
3.05%, 6/15/2010 (d)(e)	250	231

Export & Import Bank (0.04%)
Export-Import Bank Of Korea
4.50%, 8/12/2009	60	60

Fiduciary Banks (0.18%)
Bank of New York Mellon Corp/The
4.50%, 4/1/2013	250	249

Finance — Auto Loans (0.28%)
American Honda Finance Corp
2.92%, 4/20/2010 (d)(e)(f)	400	399

Finance — Commercial (0.50%)
CIT Group Inc
3.14%, 4/27/2011 (d)	225	186
5.00%, 2/13/2014	15	12
Textron Financial Corp
3.22%, 2/25/2011 (d)(e)	425	418
6.00%, 2/15/2067 (d)(f)	125	97

		713

Finance — Consumer Loans (0.54%)
HSBC Finance Corp
4.13%, 12/15/2008	20	20
3.35%, 11/16/2009 (d)	250	243
4.13%, 11/16/2009	355	354
John Deere Capital Corp
7.00%, 3/15/2012	20	22
SLM Corp
5.48%, 3/2/2009 (d)	50	46
3.08%, 7/26/2010 (d)	100	87

		772

Finance — Credit Card (0.18%)
American Express Co
4.88%, 7/15/2013	15	15
Capital One Bank USA NA
5.00%, 6/15/2009	110	109
6.50%, 6/13/2013	130	127

		251

Finance — Investment Banker & Broker (3.87%)
Banque Paribas/New York
6.88%, 3/1/2009	25	25
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (d)	285	275
3.28%, 11/28/201l(d)	450	425
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Investment Banker & Broker (continued)
Citigroup Funding Inc
3.16%, 10/22/2009 (d)(e)	$150	$148
Citigroup Inc
6.88%, 3/5/2038	235	243
Credit Suisse USA Inc
6.50%, 1/15/2012	50	53
Goldman Sachs Group Inc/The
3.88%, 1/15/2009	360	360
3.28%, 3/2/2010 (d)	200	195
3.32%, 2/6/2012 (d)	150	143
6.45%, 5/1/2036	100	95
Jefferies Group Inc
6.45%, 6/8/2027	300	241
6.25%, 1/15/2036	200	151
JPMorgan Chase & Co
6.75%, 2/1/2011	510	532
5.25%, 5/1/2015	295	294
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	145	103
Lehman Brothers Holdings Inc
3.35%, 11/10/2009 (d)	275	264
5.63%, 1/24/2013	300	296
6.20%, 9/26/2014	160	161
Merrill Lynch & Co Inc
3.40%, 2/6/2009 (d)	380	375
5.44%, 3/2/2009 (d)	20	20
3.31%, 2/5/2010 (d)	175	167
3.44%, 11/1/2011 (d)	200	181
3.24%, 6/5/2012 (d)(e)	150	135
6.11%, 1/29/2037	170	143
Morgan Stanley
5.30%, 3/1/2013	20	20
4.75%, 4/1/2014	190	178
5.38%, 10/15/2015	280	269

		5,492

Finance — Leasing Company (0.27%)
International Lease Finance Corp
3.11%, 1/15/2010 (d)	170	164
3.31%, 5/24/2010 (d)(e)	200	190
Pitney Bowes Credit Corp
5.75%, 8/15/2008	30	30

		384

Finance — Mortgage Loan/Banker (0.95%)
Countrywide Financial Corp
2.85%, 12/19/2008 (d)	345	328
2.82%, 3/24/2009 (d)	150	141
5.80%, 6/7/2012	260	248
6.25%, 5/15/2016 (b)	125	110
Fannie Mae
6.13%, 3/15/2012 (b)	475	522

		1,349

Finance — Other Services (0.25%)
Alamosa Delaware Inc
8.50%, 1/31/2012	140	130
Lukoil International Finance BV
6.66%, 6/7/2022 (f)	100	88
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (d)(f)	100	100
National Rural Utilities Cooperative Finance Corp
5.75%, 8/28/2009	30	31

		349

Financial Guarantee Insurance (0.06%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	85	28
MGIC Investment Corp
5.63%, 9/15/2011	65	58

		86

Food — Miscellaneous/Diversified (0.29%)
General Mills Inc
3.04%, 1/22/2010 (d)	300	295
Kraft Foods Inc
3.60%, 8/11/2010 (d)	125	121

		416

Food — Retail (0.09%)
Safeway Inc
3.00%, 3/27/2009 (d)	125	124

Gas — Distribution (0.07%)
KeySpan Corp
7.63%, 11/15/2010	10	11
Southern Union Co
6.15%, 8/16/2008	90	90

		101

Home Equity — Other (5.40%)
ACE Securities Corp
3.11%, 8/25/2035 (d)(e)	181	180
3.09%, 10/25/2035 (d)(e)	48	48
Bear Stearns Asset Backed Securities Trust
3.54%, 2/25/2034 (d)	44	41
3.49%, 3/25/2034 (d)	149	94
3.05%, 8/25/2036 (d)(e)	525	432
3.08%, 5/25/2037 (d)(e)	1,750	1,498
CDC Mortgage Capital Trust
3.75%, 6/25/2034 (d)	159	136
Citigroup Mortgage Loan Trust Inc
3.04%, 12/25/2035 (d)(e)	57	57
Countrywide Asset-Backed Certificates
6.09%, 6/25/2021 (d)	225	131
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
First NLC Trust
3.20%, 9/25/2035 (d)(e)	$466	$452
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	335	239
5.81%, 10/25/2036	115	54
6.05%, 12/25/2037 (d)	260	154
GSAA Trust
3.04%, 4/25/2047 (d)	707	563
HSI Asset Securitization Corp Trust
3.04%, 1/25/2037 (d)	775	705
IXIS Real Estate Capital Trust
3.16%, 9/25/2035 (d)(e)	30	29
Mastr Asset Backed Securities Trust
5.37%, 8/25/2033 (d)	100	60
Morgan Stanley ABS Capital I
3.76%, 12/25/2034 (d)	50	28
3.14%, 9/25/2035 (d)(e)	55	55
Morgan Stanley Home Equity Loans
3.07%, 2/25/2036 (d)	760	734
New Century Home Equity Loan Trust
3.18%, 3/25/2035 (d)	9	8
Option One Mortgage Loan Trust
3.94%, 5/25/2034 (d)	125	92
3.89%, 2/25/2035 (d)	50	36
3.14%, 8/25/2035 (d)	27	27
2.99%, 7/25/2036 (d)(e)	260	245
3.35%, 3/25/2037 (d)	325	51
Residential Asset Securities Corp
4.04%, 3/25/2035 (d)	75	53
3.09%, 5/25/2035 (d)(e)	7	7
3.17%, 7/25/2035 (d)	50	50
3.04%, 9/25/2036 (d)	305	277
Saxon Asset Securities Trust
4.59%, 3/25/2035 (d)	168	126
Soundview Home Equity Loan Trust
2.99%, 7/25/2036 (d)(e)	325	319
Specialty Underwriting & Residential Finance
3.40%, 2/25/2035 (d)	89	78
3.13%, 3/25/2036 (d)	44	44
WAMU Asset-Backed Certificates
3.07%, 5/25/2037 (d)	340	253
Wells Fargo Home Equity Trust
3.40%, 4/25/2034 (d)	134	107
3.18%, 10/25/2035 (d)(e)(f)	239	210

		7,673

Home Equity — Sequential (0.30%)
Countrywide Asset-Backed Certificates
5.39%, 4/25/2036	265	223
5.51%, 8/25/2036	220	202

		425

Industrial Gases (0.02%)
Praxair Inc
6.38%, 4/ 1/2012	25	27

Insurance Brokers (0.25%)
AON Corp
8.21%, 1/ 1/2027	190	179
Willis North America Inc
6.20%, 3/28/2017	175	171

		350

Investment Companies (0.28%)
Canadian Oil Sands Ltd
4.80%, 8/10/2009 (f)	150	151
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (d)(f)	250	243

		394

Investment Management & Advisory Services (0.13%)
Ameriprise Financial Inc
7.52%, 6/1/2066 (d)	200	185

Life & Health Insurance (0.62%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (d)(f)	130	118
Hartford Life Global Funding Trusts
2.97%, 9/15/2009 (d)	300	300
Lincoln National Corp
5.65%, 8/27/2012	145	146
6.05%, 4/20/2067 (d)	105	90
Prudential Financial Inc
3.02%, 6/13/2008 (d)	150	150
StanCorp Financial Group Inc
6.88%, 10/1/2012	75	75

		879

Medical -HMO (0.80%)
Cigna Corp
7.00%, 1/15/2011	105	110
UnitedHealth Group Inc
5.50%, 11/15/2012	350	349
4.88%, 2/15/2013	165	157
6.88%, 2/15/2038	220	214
WellPoint Inc
6.80%, 8/1/2012	15	16
5.85%, 1/15/2036 (b)	205	173
6.38%, 6/15/2037 (b)	130	119

		1,138

Medical — Wholesale Drug Distribution (0.14%)
Cardinal Health Inc
5.65%, 6/15/2012	200	203
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical Laboratory & Testing Service (0.04%)
Quest Diagnostics Inc
6.40%, 7/1/2017	$50	$51

Medical Products (0.21%)
Baxter International Inc
6.25%, 12/1/2037	290	296

Metal — Diversified (0.05%)
Falconbridge Ltd
7.35%, 6/5/2012	10	11
5.38%, 6/1/2015	15	14
Xstrata Canada Corp
7.25%, 7/15/2012	40	43

		68

Money Center Banks (0.28%)
Comerica Capital Trust II
6.58%, 2/20/2037	165	113
Rabobank Capital Funding Trust
5.25%, 12/29/2049 (d)(f)	165	137
Unicredit Luxembourg Finance SA
6.00%, 10/31/2017 (f)	150	145

		395

Mortgage Backed Securities (25.71%)
Adjustable Rate Mortgage Trust
3.47%, 2/25/2035 (d)	53	43
5.09%, 11/25/2035 (d)	140	107
Banc of America Commercial Mortgage Inc
7.33%, 11/15/2031	149	153
4.86%, 7/10/2043	265	258
4.97%, 7/10/2043	130	105
5.12%, 7/11/2043	250	249
5.93%, 5/10/2045 (d)	310	312
5.33%, 9/10/2045	325	325
0.22%, 10/10/2045	76,844	271
5.31%, 10/10/2045 (d)	365	363
5.68%, 7/10/2046 (d)	300	279
5.67%, 1/15/2049 (d)(f)	75	45
Banc of America Funding Corp
2.88%, 7/20/2036 (d)(e)	431	413
3.08%, 7/20/2036 (d)(e)	316	147
3.08%, 4/25/2037 (d)(e)	550	355
Banc of America Mortgage Securities Inc
4.11%, 6/25/2034 (d)	300	296
Bear Stearns Adjustable Rate Mortgage Trust
3.56%, 6/25/2034 (d)	75	73
5.10%, 8/25/2035 (d)	379	341
Bear Stearns Alt-A Trust
3.05%, 11/25/2036 (d)(e)	211	136
3.07%, 4/25/2037 (d)	497	273
Bear Stearns Asset Backed Securities Trust
3.13%, 4/25/2036 (d)(e)	421	377
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	149	156
3.97%, 11/11/2035	45	44
0.63%, 5/11/2039 (d)(f)	3,108	41
3.24%, 2/11/2041	33	33
Bella Vista Mortgage Trust
3.17%, 1/22/2045 (d)(e)	285	260
3.05%, 5/20/2045 (d)	364	273
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	299	311
Chase Mortgage Finance Corp
5.43%, 3/25/2037 (d)	496	477
5.02%, 7/25/2037 (d)	169	162
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (d)	4,769	104
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (d)	7,770	148
0.52%, 12/11/2049 (d)	6,947	103
Commercial Mortgage Pass Through Certificates
5.22%, 5/10/2043 (d)	100	83
0.06%, 12/10/2046 (d)(f)	3,891	39
5.25%, 12/10/2046	235	233
6.01%, 12/10/2049 (d)	425	308
Countrywide Alternative Loan Trust
3.12%, 5/25/2035 (d)	87	71
5.39%, 7/20/2035 (d)	87	64
3.07%, 6/25/2036 (d)	750	340
Countrywide Asset-Backed Certificates
3.17%, 11/25/2035 (d)	78	72
3.17%, 1/25/2036 (d)(e)	464	432
3.30%, 4/25/2036 (d)	325	158
Countrywide Home Loan Mortgage Pass Through Certificates
4.59%, 12/19/2033 (d)	50	49
3.09%, 4/25/2046 (d)	206	161
Credit Suisse Mortgage Capital Certificates
6.02%, 6/15/2038 (d)	170	172
0.78%, 9/15/2039 (f)	5,120	125
6.00%, 9/15/2039 (d)	325	269
0.11%, 12/15/2039	1,441	20
0.87%, 12/15/2039 (d)	6,097	172
5.87%, 9/15/2040	300	278
6.22%, 2/15/2041 (d)(f)(g)	350	318
CS First Boston Mortgage Securities Corp
1.30%, 3/15/2036 (d)(f)	865	17
0.58%, 5/15/2036 (d)(f)	1,029	8
0.77%, 7/15/2036 (d)(f)	1,121	16
0.22%, 11/15/2037 (d)(f)	1,961	34
7.99%, 9/15/2041 (d)	40	42
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Fannie Mae
3.20%, 2/25/2018 (d)	$95	$95
3.14%, 11/25/2022 (d)	114	112
3.09%, 1/25/2023 (d)	139	137
3.20%, 2/25/2032 (d)	142	141
3.14%, 3/25/2035 (d)	187	184
6.50%, 2/25/2047	125	131
Fannie Mae Whole Loan
3.09%, 5/25/2035 (d)	195	183
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	208	218
8.09%, 5/17/2032	65	69
5.59%, 2/12/2034	36	37
6.14%, 2/12/2034	150	155
Freddie Mac
3.17%, 6/15/2023 (d)	125	122
3.12%, 7/15/2023 (d)(e)	714	705
3.07%, 2/15/2030 (d)	114	114
5.50%, 9/15/2031 (d)	325	328
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	11,544	115
4.97%, 8/11/2036	56	57
0.74%, 3/10/2040 (d)(f)	1,436	20
4.98%, 5/10/2043	465	456
5.52%, 3/10/2044 (d)	535	528
5.51%, 11/10/2045 (d)	195	160
Ginnie Mae
4.51%, 10/16/2028 (d)	225	225
3.96%, 6/16/2031	274	271
1.11%, 2/16/2047 (d)	2,150	114
0.85%, 3/16/2047 (d)	1,934	108
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033	150	156
0.97%, 3/10/2038 (d)(f)	1,052	21
Greenpoint Mortgage Funding Trust
3.17%, 6/25/2045 (d)(e)	466	422
3.20%, 6/25/2045 (d)	76	50
Greenwich Capital Commercial Funding Corp
5.48%, 2/10/2017	350	317
0.46%, 6/10/2036 (d)(f)	8,473	64
5.22%, 4/10/2037	500	495
6.11%, 7/10/2038 (d)	230	219
0.51%, 3/10/2039 (d)(f)	12,855	238
GS Mortgage Securities Corp II
0.86%, 11/10/2039(f)	2,544	85
GSR Mortgage Loan Trust
3.08%, 12/25/2035 (d)	49	48
3.16%, 8/25/2046 (d)(e)	532	342
Homebanc Mortgage Trust
3.23%, 1/25/2036 (d)(e)	562	426
Impac CMB Trust
3.89%, 10/25/2033 (d)	34	25
3.66%, 1/25/2035 (d)	60	48
3.21%, 4/25/2035 (d)	50	33
3.32%, 4/25/2035 (d)	51	27
3.20%, 8/25/2035 (d)	76	52
3.40%, 8/25/2035 (d)	175	100
Impac Secured Assets CMN Owner Trust
3.17%, 3/25/2036 (d)(e)	925	558
3.05%, 3/25/2037 (d)	680	413
Indymac Index Mortgage Loan Trust
3.20%, 4/25/2034 (d)	24	22
3.13%, 4/25/2035 (d)	67	55
3.22%, 4/25/2035 (d)	56	38
3.20%, 8/25/2035 (d)	192	160
3.08%, 1/25/2037 (d)(e)	625	421
3.13%, 6/25/2037 (d)	524	416
JP Morgan Alternative Loan Trust
3.04%, 3/25/2037 (d)	585	363
JP Morgan Chase Commercial Mortgage Securities
0.71%,10/12/2035 (d)(f)	1,581	48
5.02%, 1/12/2037	55	48
5.29%, 9/12/2037 (d)	100	82
1.27%, 1/12/2039 (d)(f)	885	22
5.63%, 6/12/2041 (d)	285	260
0.30%, 1/15/2042 (d)(f)	1,932	27
4.78%, 7/15/2042	290	273
5.44%, 5/15/2045 (d)	325	297
6.01%, 6/15/2049 (d)	200	186
6.20%, 2/12/2051(f)	230	171
6.30%, 2/12/2051 (d)	260	219
JP Morgan Mortgage Trust
5.30%, 7/25/2035	162	159
4.95%, 11/25/2035 (d)	400	377
5.30%, 4/25/2036 (d)	115	116
5.82%, 6/25/2036 (d)	240	235
5.82%, 6/25/2036 (d)	140	121
5.97%, 6/25/2036 (d)	81	79
6.00%, 8/25/2036 (d)	225	204
5.56%, 10/25/2036 (d)	580	481
5.71%, 4/25/2037 (d)	250	237
5.71%, 4/25/2037 (d)	220	203
LB Commercial Conduit Mortgage Trust
7.33%, 10/15/2032	145	149
LB-UBS Commercial Mortgage Trust
6.06%, 6/15/2020	16	16
4.90%, 6/15/2026	13	13
5.59%, 6/15/2031	110	112
5.74%, 6/15/2032	216	218
0.50%, 3/15/2036 (d)(f)	692	16
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust (continued)
1.22%, 3/15/2036 (d)(f)	$1,984	$40
0.84%, 8/15/2036 (d)(f)	866	12
5.41%, 9/15/2039 (d)	80	73
0.68%, 2/15/2040 (d)	8,678	234
5.48%, 2/15/2040 (d)	240	195
5.86%, 7/15/2040 (d)	350	349
6.45%, 7/17/2040 (d)	250	188
6.15%, 4/15/2041 (d)	255	200
6.46%, 9/15/2045 (d)	185	142
Lehman XS Trust
3.12%, 6/25/2047 (d)	779	593
Merrill Lynch Alternative Note Asset Trust
3.11%, 4/25/2037 (d)	650	342
Merrill Lynch Mortgage Trust
5.78%, 8/12/2016	290	272
5.84%, 5/12/2039 (d)	160	150
0.68%, 2/12/2042 (d)	2,242	19
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.73%, 8/12/2048 (d)	2,989	94
0.10%, 12/12/2049 (d)(f)	2,446	30
5.94%, 6/12/2050 (d)	425	308
Morgan Stanley Capital I
7.11%, 4/15/2033	173	177
1.19%, 1/13/2041 (d)(f)	665	17
3.12%, 5/24/2043 (d)(e)(f)(g)	425	336
0.07%, 12/15/2043 (d)(f)	2,767	30
5.36%, 3/15/2044 (d)	450	434
3.40%, 12/20/2046 (d)(f)	150	69
5.81%, 4/12/2049 (d)	300	296
5.81%, 4/12/2049	270	193
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	34	35
Nomura Asset Acceptance Corp
3.25%, 2/25/2035 (d)	36	27
Residential Accredit Loans Inc
3.04%, 2/25/2037 (d)	272	175
3.04%, 3/25/2047 (d)	995	696
Sequoia Mortgage Trust
3.03%, 2/20/2035 (d)	90	76
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (d)	391	384
3.59%, 8/25/2034 (d)	232	102
3.14%, 3/25/2035 (d)	18	16
5.25%, 12/25/2035	140	118
5.25%, 2/25/2036 (d)	193	181
Structured Asset Mortgage Investments Inc
3.20%, 5/25/2045 (d)	76	56
3.21%, 9/25/2045 (d)	109	87
Structured Asset Securities Corp
5.50%, 6/25/2036 (d)	325	267
Thornburg Mortgage Securities Trust
3.16%, 10/25/2035 (d)	316	313
Wachovia Bank Commercial Mortgage Trust
0.25%, 11/15/2035(f)	5,176	44
0.35%, 1/15/2041 (d)(f)	793	4
0.60%, 10/15/2041 (d)(f)	4,777	57
0.43%, 3/15/2042 (d)(f)	7,583	66
4.94%, 4/15/2042	430	420
5.48%, 12/15/2043	80	57
5.60%, 12/15/2043	220	139
4.52%, 5/15/2044	240	238
5.80%, 7/15/2045	345	323
5.82%, 5/15/2046 (d)	280	257
WaMu Commercial Mortgage Securities Trust
3.83%,1/25/2035 (f)	117	115
WaMu Mortgage Pass Through Certificates
3.53%, 12/25/2027(d)	178	126
3.80%, 6/25/2034 (d)	125	124
4.68%, 5/25/2035 (d)	75	73
5.70%, 6/25/2037 (d)	185	172
3.04%, 7/25/2044 (d)	46	41
3.21%, 1/25/2045 (d)	59	48
3.43%, 1/25/2045 (d)	172	77
3.13%, 4/25/2045 (d)	33	27
3.17%, 4/25/2045 (d)	59	40
3.18%, 7/25/2045 (d)	82	68
3.27%, 11/25/2045 (d)(e)	361	325
Washington Mutual Alternative Mortgage
3.17%, 6/25/2046(d)(e)	450	211
3.08%, 1/25/2047 (d)	434	283
Wells Fargo Mortgage Backed Securities
4.21%, 3/25/2035(d)	194	183
4.99%, 10/25/2035 (d)	377	377

		36,503

Multi-Line Insurance (0.69%)
Aegon NV
4.75%, 6/1/2013	10	10
American International Group Inc
4.25%, 5/15/2013	15	14
CNA Financial Corp
6.00%, 8/15/2011	130	132
Genworth Financial Inc
6.15%, 11/15/2066 (d)	165	138
ING Groep NV
5.78%, 12/ 8/2035	410	352
Metropolitan Life Global Funding I
2.95%, 3/17/2009 (d)(f)	250	250
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Multi-Line Insurance (continued)
XL Capital Ltd
6.50%, 12/31/2049 (d)	$125	$87

		983

Multimedia (0.86%)
News America Inc
6.65%, 11/15/2037	450	465
Thomson Reuters Corp
4.75%, 5/28/2010	15	15
Time Warner Inc
3.30%, 11/13/2009 (d)(e)	200	193
Viacom Inc
3.15%, 6/16/2009 (d)(e)	275	271
Walt Disney Co/The
3.09%, 9/10/2009 (d)(e)	275	275

		1,219

Mutual Insurance (0.09%)
Liberty Mutual Group Inc
7.50%, 8/15/2036 (f)	130	121

Non-Hazardous Waste Disposal (0.07%)
Oakmont Asset Trust
4.51%, 12/22/2008 (f)	105	106

Office Automation & Equipment (0.10%)
Xerox Corp
5.50%, 5/15/2012	145	145

Oil — Field Services (0.31%)
BJ Services Co
3.25%, 6/1/2008 (d)(e)	425	425
Halliburton Co
5.50%, 10/15/2010	15	16

		441

Oil Company — Exploration & Production (0.53%)
Husky Oil Co
7.55%, 11/15/2016	115	126
Nexen Inc
5.05%, 11/20/2013	310	305
6.40%, 5/15/2037	125	122
Talisman Energy Inc
6.25%, 2/1/2038	215	198

		751

Oi Company — Integrated (0.15%)
Husky Energy Inc
6.25%, 6/15/2012	40	42
6.80%, 9/15/2037	175	177

		219

Oi Refining & Marketing (0.03%)
Premcor Refining Group Inc/The
6.75%, 2/1/2011	40	41

Pharmacy Services (0.17%)
Medco Health Solutions Inc
7.25%, 8/15/2013	225	238

Pipelines (0.55%)
Boardwalk Pipelines LLC
5.50%, 2/1/2017	45	42
CenterPoint Energy Resources Corp
6.13%, 11/1/2017	90	91
6.63%, 11/1/2037	90	87
Enbridge Energy Partners LP
4.00%, 1/15/2009	35	35
National Fuel Gas Co
5.25%, 3/1/2013	40	39
ONEOK Partners LP
5.90%, 4/1/2012	130	132
Pacific Energy Partners LP
6.25%, 9/15/2015	130	126
TEPPCO Partners LP
7.63%, 2/15/2012	215	225

		777

Property & Casualty Insurance (0.14%)
Safeco Corp
7.25%, 9/1/2012	3	3
Travelers Cos Inc/The
6.25%, 3/15/2067 (d)	110	96
WR Berkley Corp
6.25%, 2/15/2037	115	100

		199

Quarrying (0.14%)
Vulcan Materials Co
4.05%, 12/15/2010 (d)(e)	200	198

Real Estate Operator & Developer (0.24%)
Duke Realty LP
5.63%, 8/15/2011	45	43
4.63%, 5/15/2013 (b)	10	9
Regency Centers LP
8.45%, 9/1/2010	70	75
5.88%, 6/15/2017	245	219

		346

Regional Banks (2.24%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (d)	285	210
BAC Capital Trust XIV
5.63%, 3/15/2043 (d)	175	140
Bank of America Corp
3.21%, 8/2/2010 (d)	250	246
8.00%, 12/29/2049 (d)	325	331
Bank One Corp
6.00%, 8/1/2008	50	50
Capital One Financial Corp
3.27%, 9/10/2009 (d)(e)	250	228
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Regional Banks (continued)
Capital One Financial Corp (continued)
5.70%, 9/15/2011	$110	$107
Fleet Capital Trust II
7.92%, 12/11/2026	300	312
PNC Funding Corp
3.04%, 1/31/2012 (d)	450	423
SunTrust Preferred Capital I
5.85%, 12/31/2049 (d)	95	72
Wachovia Corp
6.38%, 2/1/2009	180	181
5.75%, 2/1/2018	405	403
Wells Fargo & Co
3.12%, 8/15/2008	30	30
3.29%, 8/20/2010 (d)	50	50
4.38%, 1/31/2013 (b)	405	401

		3,184

Reinsurance (0.27%)
Endurance Specialty Holdings Ltd
7.00%, 7/15/2034	165	141
PartnerRe Finance II
6.44%, 12/1/2066 (d)	90	72
Platinum Underwriters Finance Inc
7.50%, 6/1/2017	175	172

		385

REITS — Apartments (0.09%)
BRE Properties Inc
5.50%, 3/15/2017	105	92
UDR Inc.
6.50%, 6/15/2009	40	40

		132

REITS — Diversified (0.41%)
iStar Financial Inc
3.14%, 9/15/2009 (d)	125	112
3.34%, 3/ 9/2010 (d)	300	267
5.85%, 3/15/2017	250	208

		587

REITS — Healthcare (0.45%)
HCP Inc
3.25%, 9/15/2008 (d)(e)	325	320
5.65%, 12/15/2013	185	168
6.00%, 1/30/2017	125	108
Nationwide Health Properties Inc
6.50%, 7/15/2011	40	41

		637

REITS -Hotels (0.28%)
Hospitality Properties Trust
6.30%, 6/15/2016	100	90
6.70%, 1/15/2018	350	313

		403

REITS — Office Property (0.23%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	130	125
5.70%, 5/1/2017	125	105
HRPT Properties Trust
3.40%, 3/16/201 l(d)	100	92

		322

REITS — Regional Malls (0.02%)
Simon Property Group LP
5.38%, 8/28/2008	10	10
3.75%, 1/30/2009	15	15

		25

REITS — Shopping Centers (0.18%)
Developers Diversified Realty Corp
5.38%, 10/15/2012	200	187
Federal Realty Investment Trust
6.20%, 1/15/2017	65	63

		250

REITS — Single Tenant (0.13%)
National Retail Properties Inc
6.88%, 10/15/2017	200	192

REITS — Warehouse & Industrial (0.37%)
Prologis
3.34%, 8/24/2009 (d)(e)	250	241
5.50%, 3/1/2013	300	291

		532

Rental — Auto & Equipment (0.43%)
Erac USA Finance Co
3.15%, 4/30/2009 (d)(e)(f)	260	259
3.34%, 8/28/2009 (d)(f)	125	125
5.90%, 11/15/2015 (f)	250	224

		608

Savings & Loans — Thrifts (0.49%)
Washington Mutual Bank/Henderson NV
6.88%, 6/15/2011	75	71
5.65%, 8/15/2014	100	88
Washington Mutual Inc
3.01%, 1/15/2010 (d)(e)	575	533

		692

Special Purpose Banks (0.38%)
Korea Development Bank
3.22%, 10/20/2009 (d)	110	110
2.82%, 4/3/2010 (d)(e)	435	434

		544

Special Purpose Entity (1.08%)
BAE Systems Holdings Inc
6.40%, 12/15/2011(f)	285	296
5.20%, 8/15/2015 (f)	205	198
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Entity (continued)
Capital One Capital IV
6.75%, 2/17/2037	$95	$77
John Hancock Global Funding II
2.85%, 4/3/2009 (d)(e)(f)	300	301
JP Morgan Chase Capital XXII
6.45%, 2/2/2037	70	63
QBE Capital Funding II LP
6.80%, 6/29/2049 (c)(d)(f)	125	107
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008	15	15
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (d)(f)	180	180
SMFG Preferred Capital USD 1 Ltd
6.08%, 1/29/2049 (d)(f)	185	165
Swiss Re Capital I LP
6.85%, 5/29/2049 (d)(f)	150	136

		1,538

Steel — Producers (0.10%)
Ispat Inland ULC
9.75%, 4/1/2014	130	139

Telecommunication Services (0.01%)
Verizon Global Funding Corp
6.88%, 6/15/2012 (b)	15	16

Telephone — Integrated (1.78%)
AT&T Inc
3.28%, 11/14/2008 (d)(e)	325	325
4.95%, 1/15/2013	200	201
6.30%, 1/15/2038	300	300
British Telecommunications PLC
5.15%, 1/15/2013	250	251
Deutsche Telekom International Finance
2.78%, 3/23/2009 (d)	250	247
Koninklijke KPN NV
8.00%, 10/1/2010	75	80
Telecom Italia Capital SA
4.00%, 11/15/2008	15	15
3.72%, 2/1/201l(d)	70	65
3.34%, 7/18/2011 (d)	150	139
6.38%, 11/15/2033	195	181
Telefonica Emisiones SAU
2.84%, 6/19/2009 (d)	150	148
5.98%, 6/20/2011	100	102
3.44%, 2/4/2013 (a)(c)(d)	155	143
5.86%, 2/4/2013 (b)(c)	250	257
Telefonica Europe BV
7.75%, 9/15/2010	70	75

		2,529

Tools — Hand Held (0.15%)
Snap-On Inc
2.84%, 1/12/2010 (d)(e)	225	220

Transport — Rail (0.26%)
CSX Transportation Inc
6.25%, 1/15/2023	350	357
Union Pacific Corp
4.70%, 1/2/2024	9	9

		366

Transport — Services (0.03%)
FedEx Corp
3.50%, 4/1/2009	40	40

TOTAL BONDS		$113,162

SENIOR FLOATING RATE INTERESTS (0.39%)
Retail — Building Products (0.39%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012 (d)	557	552

TOTAL SENIOR FLOATING RATE INTERESTS		$552

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (62.04%)
Federal Home Loan Mortgage Corporation (FHLMC) (20.16%)
4.50%, 5/1/2023 (h)	1,090	1,075
5.00%, 5/1/2023 (h)	285	287
5.50%, 5/1/2038 (h)	6,165	6,204
6.00%, 5/1/2038 (h)	2,130	2,179
6.50%, 5/1/2038 (h)	180	186
5.00%, 6/1/2038 (h)	5,570	5,460
5.50%, 6/1/2038 (h)	3,385	3,398
6.00%, 6/1/2038 (h)	4,030	4,112
5.50%, 3/1/2009	4	4
6.50%, 12/1/2015	7	8
7.50%, 12/1/2015	11	12
6.50%, 3/1/2029	52	54
7.50%, 10/1/2030	24	26
8.00%, 11/1/2030	1	1
7.00%, 12/1/2030	19	20
7.50%, 12/1/2030	3	3
6.50%, 5/1/2031	29	30
6.50%, 10/1/2031	7	7
7.00%, 1/1/2032	16	17
6.50%, 2/1/2032	9	9
7.50%, 4/1/2032	10	11
6.50%, 5/1/2032	47	50
6.50%, 5/1/2032	5	5
5.86%, 6/1/2035 (d)	253	259
4.66%, 8/1/2035 (d)	143	144
4.83%, 8/1/2035 (d)	484	490
4.98%, 9/1/2035 (d)	295	299
5.44%, 12/1/2035 (d)	215	219
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.53%, 7/1/2036 (d)	$317	$326
5.68%, 10/1/2036 (d)	1,003	1,020
6.51%, 10/1/2036 (d)	153	158
6.50%, 1/1/2037 (d)	438	452
6.52%, 1/1/2037 (d)	223	230
5.54%, 2/1/2037 (d)	258	264
5.63%, 2/1/2037 (d)	343	350
5.85%, 4/1/2037 (d)	488	497
6.29%, 4/1/2037 (d)	174	179
5.64%, 5/1/2037	168	171
6.08%, 5/1/2037 (d)	106	109
5.69%, 61/2037 (d)	299	305

		28,630

Federal National Mortgage Association (FNMA) (17.89%)
4.50%, 5/1/2023 (h)	2,110	2,083
5.00%, 5/1/2023 (h)	2,875	2,889
5.50%, 5/1/2023 (h)	345	351
5.50%, 5/1/2038 (h)	5,430	5,459
6.00%, 5/1/2038 (h)	4,755	4,860
6.50%, 5/1/2038 (h)	3,720	3,849
5.00%, 6/1/2038 (h)	3,055	2,994
5.50%, 2/1/2009	9	10
5.50%, 6/1/2009	16	17
6.00%, 10/1/2016	10	11
5.50%, 7/1/2023	54	54
6.50%, 12/1/2031	25	26
4.24%, 6/1/2034 (d)	70	70
4.33%, 7/1/2034 (d)	37	38
4.27%, 12/1/2034 (d)	94	95
4.58%, 3/1/2035 (d)	110	111
4.74%, 7/1/2035 (d)	347	349
6.37%, 3/1/2036 (d)	196	201
5.65%, 6/1/2036 (d)	162	164
5.79%, 6/1/2036 (d)	41	42
6.50%, 8/1/2036	28	29
5.49%, 1/1/2037 (d)	679	698
6.50%, 1/1/2037	142	147
5.47%, 3/1/2037 (d)	208	210
5.72%, 4/1/2037 (d)	314	321
5.73%, 5/1/2037 (d)	321	328

		25,406

Government National Mortgage Association (GNMA) (2.67%)
5.00%, 5/1/2038 (h)	1,660	1,643
5.50%, 5/1/2038 (h)	1,560	1,580
7.00%, 7/15/2031	12	13
6.00%, 7/15/2032	19	19
6.00%, 12/15/2032	33	34
6.00%, 12/15/2033	457	472
6.50%, 10/20/2028	17	18
8.00%, 8/20/2029	2	2
6.50%, 2/20/2032	10	10
6.50%, 5/20/2032	3	3

		3,794

Sovereign (2.41%)
4.75%, 8/15/2017 (b)	2,500	2,693
4.38%, 2/15/2038 (b)	750	736

		3,429

U.S. Treasury (18.29%)
4.00%, 6/15/2009 (b)	1,250	1,278
4.88%, 8/15/2009	2,650	2,742
3.50%, 2/15/2010 (b)	5,240	5,358
5.00%, 2/15/201 l(b)	3,750	4,014
4.50%, 4/30/2012 (b)	5,275	5,600
4.38%, 8/15/2012 (b)	1,675	1,778
4.25%, 8/15/2013 (b)	900	951
4.25%, 8/15/2014 (b)	1,000	1,058
6.25%, 8/15/2023 (b)	1,250	1,505
6.00%, 2/15/2026 (b)	790	933
6.25%, 5/15/2030 (b)	600	747

		25,964

U.S. Treasury Inflation-Indexed Obligations (0.62%)
2.00%, 1/15/2014 (b)	831	875

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$88,098

SHORT TERM INVESTMENTS (4.48%)
Commercial Paper (4.48%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$3,183	$3,183
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	3,182	3,182

		6,365

TOTAL SHORT TERM INVESTMENTS		$6,365

REPURCHASE AGREEMENTS (7.10%)
Finance — Investment Banker & Broker (0.09%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $129,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (e)	$128	$128
See accompanying notes

Schedule of Investments
High Quality Intermediate—Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (7.01%)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $10,245,000; 0.00% -5.36%; dated 05/16/08 -04/15/18)	$9,948	$9,947

TOTAL REPURCHASE AGREEMENTS		$10,075

Total Investments		$219,570
Liabilities in Excess of Other Assets, Net — (54.63)%		(77,574)

TOTAL NET ASSETS — 100.00%		$141,996

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security purchased on a when-issued basis.

(d)	Variable Rate

(e)	Security was purchased with the cash proceeds from securities loans.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $10,419 or 7.34% of net assets.

(g)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,064 or 0.75% of net assets.

(h)	Security was purchased in a “to-be-announced” (“TBA”) transaction. See Notes to Financial Statements.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$1,422
Unrealized Depreciation	(13,578)

Net Unrealized Appreciation (Depreciation)	(12,156)
Cost for federal income tax purposes	231,726
All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a monthly return equal to the Lehman ERISA Eligible CMBS Index and pay monthly a floating rate based on 1 month LIBOR plus 10 basis points with Lehman Brothers Special Financing, Inc., Expires May 2008.	$1,600	$23
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	66.72%
Financial	30.22%
Government	21.73%
Asset Backed Securities	21.12%
Communications	4.02%
Utilities	2.87%
Consumer, Non-cyclical	2.82%
Energy	1.57%
Industrial	1.38%
Consumer, Cyclical	1.03%
Technology	0.64%
Basic Materials	0.37%
Diversified	0.14%
Liabilities in Excess of Other Assets, Net	(54.63%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Total Return Swaps	0.02%
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (92.63%)
Advertising Agencies (0.06%)
Interpublic Group of Cos Inc
6.25%, 11/15/2014	$500	$433

Advertising Sales (0.35%)
Lamar Media Corp
6.63%, 8/15/2015	1,750	1,649
6.63%, 8/15/2015	106	100
6.63%, 8/15/2015	644	607

		2,356

Aerospace & Defense (0.15%)
Esterline Technologies Corp
6.63%, 3/1/2017	1,000	1,017

Aerospace & Defense Equipment (0.10%)
GenCorp Inc
9.50%, 8/15/2013	700	703

Agricultural Chemicals (0.59%)
Mosaic Co/The
7.38%, 12/1/2014 (a)	1,000	1,075
Terra Capital Inc
7.00%, 2/1/2017	2,965	2,950

		4,025

Agricultural Operations (0.09%)
Eurofresh
11.50%, 1/15/2013 (a)	983	639

Airlines (0.93%)
American Airlines Inc
6.82%, 5/23/2011	1,250	1,156
7.38%, 5/23/2019	275	210
Continental Airlines Inc
7.49%, 10/2/2010	500	495
8.75%, 12/1/2011 (b)	1,000	755
9.80%, 4/1/2021	1,605	1,378
Delta Air Lines Inc
7.11%, 9/18/2011	300	293
8.95%, 8/10/2014 (c)	245	219
8.02%, 8/10/2022 (c)	824	733
Northwest Airlines Inc
7.03%, 11/1/2019	750	674
United Air Lines Pass Through Trust Series 2007-1
7.34%, 7/2/2019 (a)(c)	479	379

		6,292

Apparel Manufacturers (0.37%)
Levi Strauss & Co
9.75%, 1/15/2015	2,375	2,482

Auto — Car & Light Trucks (0.66%)
Ford Motor Co
9.22%, 9/15/2021	500	404
7.13%, 11/15/2025	225	152
7.45%, 7/16/2031	1,025	766
9.98%, 2/15/2047 (b)	500	410
General Motors Corp
7.40%, 9/1/2025	700	493
8.38%, 7/15/2033 (b)	3,000	2,284

		4,509

Auto/Truck Parts & Equipment — Original (0.29%)
Lear Corp
8.75%, 12/1/2016	435	409
Tenneco Inc
10.25%, 7/15/2013	373	394
Titan International Inc
8.00%, 1/15/2012	400	400
TRW Automotive Inc
7.00%, 3/15/2014 (a)	800	786

		1,989

Beverages — Wine & Spirits (1.00%)
Constellation Brands Inc
8.38%, 12/15/2014	3,960	4,197
7.25%, 9/1/2016	1,035	1,043
7.25%, 5/15/2017	1,550	1,562

		6,802

Broadcasting Services & Programming (0.26%)
Barrington Broadcasting Group LLC/Barrington Broadcasting Capital Corp
10.50%, 8/15/2014	250	220
Fisher Communications Inc
8.63%, 9/15/2014	700	714
Nexstar Broadcasting Inc
7.00%, 1/15/2014	1,000	852

		1,786

Building — Residential & Commercial (0.13%)
KB Home
5.88%, 1/15/2015	415	367
M/I Homes Inc
6.88%, 4/1/2012 (b)	556	483

		850

Building & Construction — Miscellaneous (0.21%)
Dycom Industries Inc
8.13%, 10/15/2015	1,520	1,459

Building & Construction Products — Miscellaneous (0.19%)
Associated Materials Inc
9.75%, 4/15/2012	250	249
Builders FirstSource Inc
7.31%, 2/15/2012 (d)	500	373
Gibraltar Industries Inc
8.00%, 12/1/2015 (d)(e)	550	448
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Building & Construction Products — Miscellaneous (continued)
Interline Brands Inc
8.13%, 6/15/2014	$250	$243

		1,313

Building Products — Cement & Aggregate (0.06%)
US Concrete Inc
8.38%, 4/1/2014	500	405

Cable TV (4.68%)
Cablevision Systems Corp
8.00%, 4/15/2012	500	498
CCH I Holdings LLC/CCH I Holdings Capital Corp
11.13%, 1/15/2014 (b)	550	283
11.00%, 10/1/2015 (b)	2,100	1,612
CCO Holdings LLC/CCO Holdings Capital Corp
8.75%, 11/15/2013	500	460
Charter Communications Inc
10.88%, 9/15/2014 (a)(b)	1,800	1,903
CSC Holdings Inc
8.13%, 8/15/2009	1,100	1,122
7.63%, 4/1/2011	850	856
DirecTV Holdings LLC/DirecTV Financing
6.38%, 6/15/2015	500	479
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	8,840	9,083
Echostar DBS Corp
5.75%, 10/1/2008	2,065	2,065
6.38%, 10/1/2011	3,545	3,527
7.00%, 10/1/2013	500	499
6.63%, 10/1/2014	1,450	1,417
Kabel Deutschland GmbH
10.63%, 7/1/2014	375	390
Mediacom Broadband LLC
8.50%, 10/15/2015	3,505	3,225
Mediacom LLC/Mediacom Capital Corp
9.50%, 1/15/2013	1,575	1,532
Unitymedia GmbH
10.38%, 2/15/2015 (a)	1,000	950
Videotron Ltd
9.13%, 4/15/2018 (a)	1,795	1,912

		31,813

Casino Hotels (2.32%)
Harrah’s Operating Co Inc
5.50%, 7/1/2010	875	777
10.75%, 2/1/2016 (a)	1,165	1,002
Mandalay Resort Group
9.38%, 2/15/2010	500	515
6.38%, 12/15/2011	900	866
MGM Mirage
6.00%, 10/1/2009	2,885	2,878
6.75%, 9/1/2012	500	465
6.75%, 4/1/2013	1,500	1,380
6.63%, 7/15/2015	531	463
San Pasqual Casino
8.00%, 9/15/2013 (a)	2,861	2,668
Seminole Hard Rock Entertainment Inc
5.30%, 3/15/2014 (a)(d)	2,450	2,052
Wynn Las Vegas Capital Corp
6.63%, 12/1/2014	2,750	2,681

		15,747

Casino Services (0.16%)
Choctaw Resort Development Enterprise
7.25%, 11/15/2019 (a)	669	589
Fontainebleau Las Vegas Holdings LLC
10.25%, 6/15/2015 (a)	740	531

		1,120

Cellular Telecommunications (1.11%)
Cricket Communications Inc
9.38%, 11/1/2014	1,000	981
iPCS Inc
5.36%, 5/1/2013 (d)	750	624
MetroPCS Wireless Inc
9.25%, 11/1/2014	1,250	1,228
Nextel Communications Inc
6.88%, 10/31/2013	4,100	3,383
Rural Cellular Corp
8.25%, 3/15/2012	1,250	1,300

		7,516

Chemicals — Diversified (0.31%)
Nova Chemicals Corp
6.50%, 1/15/2012	650	611
Reichhold Industries Inc
9.00%, 8/15/2014 (a)	860	860
Westlake Chemical Corp
6.63%, 1/15/2016	750	660

		2,131

Chemicals — Plastics (0.45%)
PolyOne Corp
8.88%, 5/1/2012 (b)	3,000	3,075

Chemicals — Specialty (1.40%)
Ferro Corp
9.13%, 1/1/2009	850	867
Hercules Inc
6.75%, 10/15/2029	800	772
MacDermid Inc
9.50%, 4/15/2017 (a)	2,285	2,182
Momentive Performance Materials Inc
10.13%, 12/1/2014	4,725	4,501
11.50%, 12/1/2016	820	720
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Chemicals — Specialty (continued)
NewMarket Corp
7.13%, 12/15/2016	$500	$487

		9,529

Circuit Boards (0.08%)
Viasystems Inc
10.50%, 1/15/2011	600	570

Coal (1.57%)
Arch Western Finance LLC
6.75%, 7/1/2013	4,525	4,604
Massey Energy Co
6.63%, 11/15/2010	1,550	1,566
6.88%, 12/15/2013	4,515	4,515

		10,685

Commercial Services (0.17%)
ARAMARK Corp
8.50%, 2/1/2015	650	677
Iron Mountain Inc
8.63%, 4/1/2013	500	509

		1,186

Commercial Services — Finance (0.65%)
ACE Cash Express Inc
10.25%, 10/1/2014 (a)	1,250	1,000
Cardtronics Inc
9.25%, 8/15/2013	2,590	2,464
9.25%, 8/15/2013 (a)	1,035	984

		4,448

Computer Services (0.99%)
Sungard Data Systems Inc
9.13%, 8/15/2013	700	731
10.25%, 8/15/2015	3,820	4,059
Unisys Corp
8.00%, 10/15/2012	1,000	910
12.50%, 1/15/2016	1,000	1,040

		6,740

Computers — Memory Devices (0.18%)
Seagate Technology HDD Holdings
6.80%, 10/1/2016	1,250	1,194

Consumer Products — Miscellaneous (0.90%)
American Achievement Corp
8.25%, 4/1/2012	750	660
Jarden Corp
7.50%, 5/1/2017	2,350	2,162
Prestige Brands Inc
9.25%, 4/15/2012	500	495
Spectrum Brands Inc
11.50%, 10/2/2013 (b)	500	420
7.38%, 2/1/2015 (b)	1,500	997
Visant Holding Corp
0.00%, 12/1/2013 (d)(f)	850	816
Yankee Acquisition Corp/MA
8.50%, 2/15/2015 (b)	700	592

		6,142

Containers — Metal & Glass (1.51%)
Ball Corp
6.88%, 12/15/2012	7,560	7,692
Crown Americas LLC/Crown Americas Capital Corp
7.75%, 11/15/2015	1,200	1,266
Impress Holdings BV
5.84%, 9/15/2013 (a)(d)	600	502
Owens Brockway Glass Container Inc
8.25%, 5/15/2013	750	780

		10,240

Containers — Paper & Plastic (1.90%)
AEP Industries Inc
7.88%, 3/15/2013 (b)	1,021	975
Berry Plastics Corp
7.57%, 2/15/2015 (a)(d)	1,645	1,587
Berry Plastics Holding Corp
8.88%, 9/15/2014	2,000	1,870
Constar International Inc
6.44%, 2/15/2012 (d)	2,150	1,881
Graham Packaging Co Inc
9.88%, 10/15/2014 (b)	3,665	3,445
Intertape Polymer US Inc
8.50%, 8/1/2014	350	308
Jefferson Smurfit Corp US
8.25%, 10/1/2012	1,500	1,365
Plastipak Holdings Inc
8.50%, 12/15/2015 (a)	1,000	938
Portola Packaging Inc
8.25%, 2/1/2012	900	558

		12,927

Data Processing & Management (0.10%)
First Data Corp
9.88%, 9/24/2015 (a)(b)	735	669

Dialysis Centers (0.11%)
DaVita Inc
6.63%, 3/15/2013	750	746

Direct Marketing (0.03%)
Visant Corp
7.63%, 10/1/2012	200	199

Distribution & Wholesale (0.11%)
Intcomex Inc
11.75%, 1/15/2011	750	716

Diversified Manufacturing Operations (0.83%)
Harland Clarke Holdings Corp
7.81%, 5/15/2015 (d)	800	576
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Diversified Manufacturing Operations (continued)
Harland Clarke Holdings Corp (continued)
9.50%, 5/15/2015	$600	$484
JB Poindexter & Co Inc
8.75%, 3/15/2014 (b)	1,500	1,087
RBS Global Inc/Rexnord LLC
9.50%, 8/1/2014	850	850
8.88%, 9/1/2016	1,750	1,676
SPX Corp
7.63%, 12/15/2014 (a)	900	941

		5,614

Diversified Operations (0.24%)
Leucadia National Corp
7.13%, 3/15/2017	1,000	955
Susser Holdings LLC
10.63%, 12/15/2013 (a)	650	666

		1,621

E-Commerce — Products (0.10%)
FTD Inc
7.75%, 2/15/2014	750	675

Electric — Generation (2.78%)
AES Corp/The
8.75%, 5/15/2013 (a)	7,386	7,709
8.00%, 10/15/2017	1,695	1,767
Edison Mission Energy
7.75%, 6/15/2016	1,600	1,676
7.00%, 5/15/2017	1,400	1,414
7.20%, 5/15/2019	500	504
7.63%, 5/15/2027	4,150	4,041
Midwest Generation LLC
8.56%, 1/2/2016	1,670	1,803

		18,914

Electric — Integrated (4.68%)
CMS Energy Corp
6.30%, 2/1/2012	275	278
6.88%, 12/15/2015	1,870	1,882
Energy Future Holdings Corp
10.88%, 11/1/2017 (a)	2,210	2,354
11.25%, 11/1/2017 (a)	4,645	4,866
Ipalco Enterprises Inc
7.25%, 4/1/2016 (a)	1,505	1,550
Mirant Americas Generation LLC
8.30%, 5/1/2011	4,755	4,933
8.50%, 10/1/2021	4,590	4,498
Mirant Mid Atlantic LLC
8.63%, 6/30/2012	2,613	2,787
Texas Competitive Electric Holdings Co
10.25%, 11/1/2015 (a)	450	469
10.50%, 11/1/2016 (a)	8,045	8,236

		31,853

Electronic Components — Miscellaneous (1.87%)
Communications & Power Industries Inc
8.00%, 2/1/2012	500	492
Flextronics International Ltd
6.50%, 5/15/2013	700	684
6.25%, 11/15/2014 (b)	4,440	4,207
NXP BV/NXP Funding LLC
5.46%, 10/15/2013 (d)	3,440	3,165
7.88%, 10/15/2014	2,570	2,538
Sanmina-SCI Corp
5.55%, 6/15/2010 (a)(d)	622	614
5.55%, 6/15/2014 (a)(d)	1,100	1,015

		12,715

Electronic Components — Semiconductors (1.10%)
Amkor Technology Inc
7.13%, 3/15/2011	750	735
7.75%, 5/15/2013	1,000	957
Conexant Systems Inc
6.82%, 11/15/2010 (d)	484	454
Freescale Semiconductor Inc
6.68%, 12/15/2014 (d)	1,050	837
9.13%, 12/15/2014	3,870	3,183
Spansion Inc
6.20%, 6/1/2013 (a)(d)	1,750	1,313

		7,479

Electronics — Military (1.73%)
L-3 Communications Corp
7.63%, 6/15/2012	6,980	7,172
6.13%, 7/15/2013	1,010	1,003
6.38%, 10/15/2015	3,630	3,589

		11,764

Filtration & Separation Products (0.22%)
Polypore Inc
8.75%, 5/15/2012	1,500	1,489

Finance — Auto Loans (2.91%)
Ford Motor Credit Co LLC
5.80%, 1/12/2009	200	196
7.38%, 10/28/2009	250	241
9.75%, 9/15/2010 (d)	555	539
7.38%, 2/1/2011	3,560	3,273
9.88%, 8/10/2011	250	242
7.25%, 10/25/2011	2,390	2,152
5.46%, 1/13/2012 (d)	750	631
7.16%, 4/15/2012 (d)	500	490
8.00%, 12/15/2016	2,850	2,494
GMAC LLC
5.13%, 5/9/2008	350	350
6.88%, 9/15/2011	6,600	5,500
7.00%, 2/1/2012	2,885	2,343
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Auto Loans (continued)
GMAC LLC (continued)
8.00%, 11/1/2031 (b)	$1,750	$1,324

		19,775

Finance — Other Services (0.60%)
American Real Estate Partners LP/Finance Corp
8.13%, 6/1/2012	2,565	2,507
7.13%, 2/15/2013	1,665	1,553

		4,060

Food — Dairy Products (0.39%)
Dean Foods Co
7.00%, 6/1/2016	1,750	1,636
Land O’ Lakes Inc
9.00%, 12/15/2010	1,000	1,040

		2,676

Food — Meat Products (0.39%)
National Beef Packing Co LLC/NB Finance Corp
10.50%, 8/1/2011 (d)	1,250	1,175
Smithfield Foods Inc
7.75%, 5/15/2013	750	752
7.75%, 7/1/2017	750	744

		2,671

Food — Miscellaneous/Diversified (0.31%)
Chiquita Brands International Inc
7.50%, 11/1/2014 (b)	500	451
8.88%, 12/1/2015 (b)	1,750	1,645

		2,096

Food — Retail (0.10%)
Ingles Markets Inc
8.88%, 12/1/2011	700	711

Funeral Services & Related Items (1.44%)
Service Corp International/US
7.38%, 10/1/2014	1,330	1,370
6.75%, 4/1/2015	1,060	1,061
6.75%, 4/1/2016	750	741
7.00%, 6/15/2017	2,250	2,256
7.50%, 4/1/2027	1,735	1,518
Stewart Enterprises Inc
6.25%, 2/15/2013 (d)	2,950	2,839

		9,785

Gambling (Non-Hotel) (1.44%)
Isle of Capri Casinos Inc
7.00%, 3/1/2014	1,470	1,132
Mashantucket Pequot Tribe
8.50%, 11/15/2015 (a)	2,520	2,290
Pokagon Gaming Authority
10.38%, 6/15/2014 (a)	1,761	1,880
Shingle Springs Tribal Gaming Authority
9.38%, 6/15/2015 (a)	5,100	4,513

		9,815

Home Furnishings (0.08%)
Sealy Mattress Co
8.25%, 6/15/2014 (b)	600	530

Human Resources (0.26%)
TeamHealth Inc
11.25%, 12/1/2013	1,750	1,768

Independent Power Producer (1.45%)
NRG Energy Inc
7.25%, 2/1/2014	875	899
7.38%, 2/1/2016	6,680	6,880
Reliant Energy Inc
6.75%, 12/15/2014	500	516
7.88%, 6/15/2017 (b)	1,500	1,564

		9,859

Investment Management & Advisory Services (1.14%)
LVB Acquisition Merger Sub Inc
10.00%, 10/15/2017 (a)	1,400	1,502
10.38%, 10/15/2017 (a)	1,740	1,844
11.63%, 10/15/2017 (a)	4,125	4,383

		7,729

Machinery — Construction & Mining (0.09%)
Terex Corp
8.00%, 11/15/2017	600	614

Machinery — General Industry (0.17%)
Stewart & Stevenson LLC
10.00%, 7/15/2014	400	388
Wabtec Corp
6.88%, 7/31/2013	800	790

		1,178

Machinery — Material Handling (0.08%)
Columbus McKinnon Corp/NY
8.88%, 11/1/2013	525	550

Medical — Biomedical/Gene (0.37%)
FMC Finance III SA
6.88%, 7/15/2017	2,500	2,519

Medical — Drugs (0.47%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	1,500	1,459
7.20%, 12/1/2013 (d)	250	229
8.88%, 12/1/2013	860	849
Valeant Pharmaceuticals International
7.00%, 12/15/2011	650	625

		3,162

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — HMO (0.19%)
Multiplan Inc
10.38%, 4/15/2016 (a)	$1,333	$1,293

Medical — Hospitals (3.00%)
Community Health Systems Inc
8.88%, 7/15/2015	1,950	2,028
HCA Inc
9.25%, 11/15/2016	6,940	7,460
9.63%, 11/15/2016	7,710	8,279
IASIS Healthcare LLC/IASIS Capital Corp
8.75%, 6/15/2014	750	769
Tenet Healthcare Corp
6.38%, 12/1/2011	250	235
9.88%, 7/1/2014	1,600	1,636

		20,407

Medical — Outpatient & Home Medical Care (0.73%)
NMH Holdings Inc
9.92%, 6/15/2014 (a)(d)	4,021	3,498
Select Medical Corp
7.63%, 2/1/2015	1,715	1,458

		4,956

Medical Products (0.13%)
Medical Services Co
10.21%, 10/15/2011 (d)	1,000	895

Metal — Aluminum (0.01%)
CII Carbon LLC
11.13%, 11/15/2015 (a)	100	96

Metal — Diversified (0.71%)
Freeport-McMoRan Copper & Gold Inc
8.25%, 4/1/2015	1,340	1,455
8.38%, 4/1/2017	3,065	3,387

		4,842

Metal Processors & Fabrication (0.14%)
Wolverine Tube Inc
10.50%, 4/1/2009 (b)	1,000	920

Mining Services (0.06%)
Noranda Aluminium Acquisition Corp
8.74%, 5/15/2015 (a)(d)	500	423

Multimedia (0.58%)
CanWest MediaWorks Inc
8.00%, 9/15/2012	350	335
CanWest MediaWorks LP
9.25%, 8/1/2015 (a)	1,500	1,369
LBI Media Inc
8.50%, 8/1/2017 (a)	1,000	830
Quebecor Media Inc
7.75%, 3/15/2016	1,500	1,444

		3,978

Music (0.52%)
WMG Acquisition Corp
7.38%, 4/15/2014	2,920	2,424
WMG Holdings Corp
9.50%, 12/15/2014 (f)	1,795	1,090

		3,514

Non-Hazardous Waste Disposal (1.05%)
Allied Waste North America Inc
5.75%, 2/15/2011	3,645	3,608
7.88%, 4/15/2013	250	260
6.13%, 2/15/2014 (b)	500	494
7.38%, 4/15/2014 (b)	500	504
7.25%, 3/15/2015 (b)	750	757
7.13%, 5/15/2016	1,000	1,007
WCA Waste Corp
9.25%, 6/15/2014	500	505

		7,135

Oil — Field Services (0.73%)
Calfrac Holdings LP
7.75%, 2/15/2015 (a)	875	842
Forbes Energy Services
11.00%, 2/15/2015 (a)	500	500
Helix Energy Solutions Group Inc
9.50%, 1/15/2016 (a)	2,250	2,346
Key Energy Services Inc
8.38%, 12/1/2014 (a)	1,250	1,294

		4,982

Oil & Gas Drilling (0.08%)
Pride International Inc
7.38%, 7/15/2014	500	522

Oil Company — Exploration & Production (5.47%)
Berry Petroleum Co
8.25%, 11/1/2016	1,000	1,037
Chesapeake Energy Corp
7.50%, 9/15/2013	7,020	7,266
6.88%, 1/15/2016	690	697
6.50%, 8/15/2017	750	739
Cimarex Energy Co
7.13%, 5/1/2017	1,515	1,538
Encore Acquisition Co
7.25%, 12/1/2017	1,500	1,455
Forest Oil Corp
7.75%, 5/1/2014	1,280	1,312
7.25%, 6/15/2019	2,000	2,065
Newfield Exploration Co
6.63%, 9/1/2014	2,065	2,050
PetroHawk Energy Corp
9.13%, 7/15/2013	400	423
Petroquest Energy Inc
10.38%, 5/15/2012	700	728
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(00’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
Pioneer Natural Resources Co
6.65%, 3/15/2017	$1,740	$1,710
Range Resources Corp
7.50%, 5/15/2016	2,000	2,040
Sabine Pass LNG LP
7.25%, 11/30/2013	1,940	1,794
7.50%, 11/30/2016	5,795	5,302
Southwestern Energy Co
7.50%, 2/1/2018 (a)	2,005	2,125
Swift Energy Co
7.63%, 7/15/2011	1,000	1,013
7.13%, 6/1/2017	1,500	1,436
W&T Offshore Inc
8.25%, 6/15/2014 (a)	2,500	2,450

		37,180

Oil Field Machinery & Equipment (0.07%)
Complete Production Services Inc
8.00%, 12/15/2016	500	501

Optical Supplies (0.12%)
Bausch & Lomb Inc
9.88%, 11/1/2015 (a)(b)	750	799

Paper & Related Products (0.78%)
Abitibi-Consolidated Co of Canada
8.38%, 4/1/2015 (b)	1,100	457
Bowater Canada Finance Corp
7.95%, 11/15/2011	700	434
Cascades Inc
7.25%, 2/15/2013	911	838
Georgia-Pacific Corp
7.13%, 1/15/2017 (a)(b)	1,500	1,485
NewPage Corp
10.00%, 5/1/2012	750	801
12.00%, 5/1/2013 (b)	500	530
Verso Paper Holdings LLC
9.13%, 8/1/2014	500	516
11.38%, 8/1/2016 (b)	250	256

		5,317

Petrochemicals (0.14%)
Sterling Chemicals Inc
10.25%, 4/1/2015 (a)(c)	1,000	925

Pharmacy Services (0.32%)
Omnicare Inc
6.75%, 12/15/2013	197	183
6.88%, 12/15/2015 (b)	2,200	2,008

		2,191

Physical Therapy & Rehabilitation Centers (0.15%)
Psychiatric Solutions Inc
7.75%, 7/15/2015	1,000	1,023

Physician Practice Management (0.43%)
US Oncology Inc
9.00%, 8/15/2012	2,850	2,893

Pipelines (4.61%)
Dynegy Holdings Inc
8.75%, 2/15/2012 (b)	700	742
7.50%, 6/1/2015	100	99
7.13%, 5/15/2018	2,250	2,166
Dynegy Roseton/Danskammer Pass Through Certificates
7.67%, 11/8/2016	7,530	7,542
El Paso Corp
6.75%, 5/15/2009	2,660	2,719
7.88%, 6/15/2012 (b)	500	533
6.88%, 6/15/2014	1,250	1,296
El Paso Natural Gas Co
5.95%, 4/15/2017	1,500	1,489
8.38%, 6/15/2032	2,295	2,651
Holly Energy Partners LP
6.25%, 3/1/2015	2,650	2,425
Kinder Morgan Finance Co ULC
5.35%, 1/5/2011	1,410	1,392
5.70%, 1/5/2016	1,340	1,283
Knight Inc
6.50%, 9/1/2012	1,994	2,014
MarkWest Energy Partners LP/MarkWest Energy Finance Corp
8.75%, 4/15/2018 (a)	2,210	2,293
Williams Partners LP/Williams Partners Finance Corp
7.25%, 2/1/2017	2,606	2,691

		31,335

Poultry (0.34%)
Pilgrim’s Pride Corp
7.63%, 5/1/2015	1,250	1,187
8.38%, 5/1/2017 (b)	1,250	1,113

		2,300

Printing — Commercial (0.52%)
Cadmus Communications Corp
8.38%, 6/15/2014	600	480
Cenveo Corp
7.88%, 12/1/2013	500	419
Quebecor World Capital Corp
0.00%, 11/15/2013 (b)(f)	750	313
0.00%, 3/15/2016 (a)(b)(f)	500	243
Quebecor World Inc
0.00%, 1/15/2015 (a)(b)(f)	350	171
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Printing — Commercial (continued)
Sheridan Group Inc/The
10.25%, 8/15/2011	$500	$461
Valassis Communications Inc
6.63%, 1/15/2009	750	747
8.25%, 3/1/2015	750	668

		3,502

Private Corrections (0.37%)
Corrections Corp of America
7.50%, 5/1/2011	1,013	1,028
6.75%, 1/31/2014	1,500	1,515

		2,543

Property & Casualty Insurance (0.11%)
Crum & Forster Holdings Corp
7.75%, 5/1/2017	750	724

Publishing — Newspapers (0.32%)
Block Communications Inc
8.25%, 12/15/2015 (a)	2,285	2,188

Publishing — Periodicals (1.57%)
Dex Media Inc
0.00%, 11/15/2013 (d)(f)	1,155	869
Dex Media West LLC/Dex Media Finance Co
8.50%, 8/15/2010	500	491
9.88%, 8/15/2013	2,695	2,540
Idearc Inc
8.00%, 11/15/2016	2,905	1,888
Reader’s Digest Association Inc/The
9.00%, 2/15/2017 (a)	3,370	2,410
RH Donnelley Corp
6.88%, 1/15/2013	1,110	710
6.88%, 1/15/2013	500	320
8.88%, 1/15/2016	750	488
8.88%, 10/15/2017 (a)(g)	1,450	935

		10,651

Radio (0.61%)
CMP Susquehanna Corp
9.88%, 5/15/2014	4,825	3,450
Entercom Radio LLC/Entercom Capital Inc
7.63%, 3/1/2014	750	705

		4,155

Recycling (0.24%)
Aleris International Inc
9.00%, 12/15/2014	1,160	853
10.00%, 12/15/2016	1,225	759

		1,612

REITS — Healthcare (1.41%)
Ventas Realty LP/Ventas Capital Corp
6.75%, 6/1/2010	835	839
6.63%, 10/15/2014	1,110	1,099
7.13%, 6/1/2015	5,520	5,534
6.50%, 6/1/2016	640	619
6.75%, 4/1/2017	1,550	1,523

		9,614

REITS — Hotels (0.46%)
Host Hotels & Resorts LP
7.13%, 11/1/2013	3,155	3,143

Rental — Auto & Equipment (0.65%)
Erac USA Finance Co
6.38%, 10/15/2017 (a)	1,405	1,270
7.00%, 10/15/2037 (a)	2,215	1,839
United Rentals North America Inc
6.50%, 2/15/2012	1,400	1,312

		4,421

Resorts & Theme Parks (0.05%)
Six Flags Inc
9.63%, 6/1/2014	500	330

Retail — Apparel & Shoe (0.66%)
Collective Brands Inc
8.25%, 8/1/2013	2,350	2,121
Hanesbrands Inc
8.20%, 12/15/2014 (d)	1,500	1,414
Phillips- Van Heusen Corp
8.13%, 5/1/2013	585	605
7.75%, 11/15/2023	350	340

		4,480

Retail — Auto Parts (0.06%)
PEP Boys-Manny Moe & Jack
7.50%, 12/15/2014	500	435

Retail — Automobile (0.20%)
AutoNation Inc
4.71%, 4/15/2013 (d)	750	648
Penske Auto Group Inc
7.75%, 12/15/2016	750	682

		1,330

Retail — Drug Store (0.99%)
Rite Aid Corp
8.13%, 5/1/2010	700	700
8.63%, 3/1/2015	1,375	1,117
7.50%, 3/1/2017	1,500	1,391
9.50%, 6/15/2017	4,335	3,544

		6,752

Retail — Propane Distribution (1.50%)
Amerigas Partners LP
7.25%, 5/20/2015	2,125	2,147
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Retail — Propane Distribution (continued)
AmeriGas Partners LP/AP Eagle Finance Corp
7.13%, 5/20/2016	$3,185	$3,209
Ferrellgas Partners LP
8.75%, 6/15/2012	2,075	2,132
Inergy LP/Inergy Finance Corp
6.88%, 12/15/2014	525	511
8.25%, 3/1/2016	250	256
Suburban Propane Partners LP/Suburban Energy Finance Corp
6.88%, 12/15/2013	2,000	1,970

		10,225

Retail — Restaurants (0.48%)
Landry’s Restaurants Inc
9.50%, 12/15/2014	600	583
NPC International Inc
9.50%, 5/1/2014 (b)	1,270	1,168
O’Charleys Inc
9.00%, 11/1/2013	1,629	1,491

		3,242

Retail — Video Rental (0.16%)
Blockbuster Inc
9.00%, 9/1/2012 (b)(d)	1,310	1,064

Retail — Vitamins & Nutritional Suppliments (0.29%)
General Nutrition Centers Inc
7.20%, 3/15/2014 (d)	2,250	1,963

Rubber — Tires (0.14%)
American Tire Distributors Inc
8.95%, 4/1/2012 (d)	500	452
10.75%, 4/1/2013	500	468

		920

Satellite Telecommunications (1.06%)
Intelsat Bermuda Ltd
9.25%, 6/15/2016	3,100	3,127
Intelsat Corp
9.00%, 8/15/2014	1,000	1,009
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (d)	2,645	2,668
8.63%, 1/15/2015	395	398

		7,202

Schools (0.49%)
Knowledge Learning Corp Inc
7.75%, 2/1/2015 (a)	3,485	3,346

Seismic Data Collection (0.21%)
Cie Generate de Geophysique-Veritas
7.75%, 5/15/2017	600	619
Seitel Inc
9.75%, 2/15/2014	900	808

		1,427

Semiconductor Equipment (0.22%)
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co
6.05%, 12/15/2011 (d)	1,000	740
6.88%, 12/15/2011 (b)	1,000	750

		1,490

Special Purpose Entity (1.90%)
Altra Industrial Motion Inc
9.00%, 12/1/2011	350	347
9.00%, 12/1/2011	300	297
Chukchansi Economic Development Authority
8.00%, 11/15/2013 (a)	1,000	890
El Paso Performance-Linked Trust
7.75%, 7/15/2011 (a)	750	776
FireKeepers Development Authority
13.88%, 5/15/2015 (a)(g)	3,690	3,745
Hexion US Finance Corp/Hexion Nova Scotia
9.75%, 11/15/2014	2,485	2,699
KAR Holdings Inc
7.24%, 5/1/2014	425	384
Milacron Escrow Corp
11.50%, 5/15/2011 (b)	230	168
Regency Energy Partners LP/Regency Energy Finance Corp
8.38%, 12/15/2013	1,510	1,574
Universal City Development Partners
11.75%, 4/1/2010	1,000	1,038
Vanguard Health Holding Co II LLC
9.00%, 10/1/2014 (b)	1,000	1,018

		12,936

Steel — Producers (0.65%)
AK Steel Corp
7.75%, 6/15/2012	500	511
Claymont Steel Holdings Inc
8.88%, 2/15/2015	500	528
Metals USA Holdings Corp
8.70%, 7/1/2012 (d)	1,705	1,398
Steel Dynamics Inc
7.38%, 11/1/2012 (a)	1,445	1,470
6.75%, 4/1/2015	550	543

		4,450

Steel — Specialty (0.45%)
California Steel Industries Inc
6.13%, 3/15/2014	400	341
Tube City IMS Corp
9.75%, 2/1/2015	2,830	2,703

		3,044

Telecommunication Equipment (0.07%)
Nortel Networks Ltd
6.96%, 7/15/2011 (d)	500	471
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Telecommunication Services (1.99%)
MasTec Inc
7.63%, 2/1/2017	$700	$612
PAETEC Holding Corp
9.50%, 7/15/2015	750	705
Qwest Corp
7.88%, 9/1/2011	1,380	1,414
8.88%, 3/15/2012 (d)	2,260	2,384
7.50%, 10/1/2014	2,920	2,935
7.63%, 6/15/2015	2,000	2,005
Telcordia Technologies Inc
6.46%, 7/15/2012 (a)(d)	1,000	830
Time Warner Telecom Holdings Inc
9.25%, 2/15/2014	1,915	1,982
West Corp
9.50%, 10/15/2014	700	669

		13,536

Telephone — Integrated (1.42%)
Cincinnati Bell Inc
7.25%, 7/15/2013	1,250	1,256
Citizens Communications Co
6.25%, 1/15/2013	1,000	948
Level 3 Financing Inc
9.25%, 11/1/2014	1,210	1,101
Qwest Capital Funding Inc
7.00%, 8/3/2009	250	250
Qwest Communications International Inc
6.56%, 2/15/2009 (d)	500	500
Virgin Media Finance PLC
8.75%, 4/15/2014	1,750	1,693
9.13%, 8/15/2016	261	252
Windstream Corp
8.13%, 8/1/2013	1,000	1,035
8.63%, 8/1/2016	2,510	2,629

		9,664

Television (1.30%)
Allbritton Communications Co
7.75%, 12/15/2012	500	506
LIN Television Corp
6.50%, 5/15/2013	3,655	3,518
6.50%, 5/15/2013	1,700	1,636
Univision Communications Inc
9.75%, 3/15/2015 (a)(b)	1,330	957
Videotron Ltee
6.88%, 1/15/2014	2,250	2,194

		8,811

Theaters (0.64%)
AMC Entertainment Inc
8.63%, 8/15/2012	3,480	3,584
11.00%, 2/1/2016	300	299
Cinemark Inc
0.00%, 3/15/2014 (d)(f)	500	471

		4,354

Tobacco (0.19%)
Alliance One International Inc
11.00%, 5/15/2012	1,250	1,287

Transport — Marine (0.32%)
Navios Maritime Holdings Inc
9.50%, 12/15/2014 (b)	1,000	1,030
Ultrapetrol Bahamas Ltd
9.00%, 11/24/2014	1,250	1,144

		2,174

Transport — Rail (0.33%)
Kansas City Southern de Mexico SA de CV
9.38%, 5/1/2012	2,175	2,267

Transport — Services (0.26%)
Bristow Group Inc
7.50%, 9/15/2017	800	826
PHI Inc
7.13%, 4/15/2013	1,000	935

		1,761

Transport — Truck (0.11%)
Quality Distribution LLC/QD Capital Corp
7.21%, 1/15/2012 (d)(e)	1,000	738

Travel Services (0.08%)
Travelport LLC
9.88%, 9/1/2014	550	531

Vitamins & Nutrition Products (0.07%)
NBTY Inc
7.13%, 10/1/2015	500	480

Wire & Cable Products (0.31%)
Coleman Cable Inc
9.88%, 10/1/2012	550	503
General Cable Corp
5.07%, 4/1/2015 (d)	750	665
7.13%, 4/1/2017	250	244
Superior Essex Communications LLC/Essex Group
9.00%, 4/15/2012	735	726

		2,138

TOTAL BONDS		$629,903

SENIOR FLOATING RATE INTERESTS (3.13%)
Airlines (0.13%)
Delta Air lines Inc, Term Loan
0.00%, 4/30/2012 (d)(h)	1,000	867
See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Building & Construction Products — Miscellaneous (0.14%)
Associated Materials, Term Loan XI
5.10%, 8/29/2010 (d)	$1,000	$925

Cellular Telecommunications (0.27%)
Alltel Holdings Corp, Term Loan B
5.93%, 5/31/2015 (d)	995	916
MetroPCS Wireless Inc, Term Loan B1
7.19%, 11/3/2013 (d)	633	596
MetroPCS Wireless Inc, Term Loan B2
7.13%, 11/3/2013 (d)	365	343

		1,855

Commercial Services (0.21%)
Aramark Corp, Line of Credit
4.57%, 1/26/2014 (d)	1,410	1,351
Aramark Corp, Term Loan B
7.07%, 1/26/2014 (d)	90	86

		1,437

Consumer Products — Miscellaneous (0.13%)
Spectrum Brands Inc, Letter of Credit
4.45%, 3/30/2013 (d)	48	43
Spectrum Brands Inc, Term Loan B1
6.71%, 4/30/2013 (d)	217	197
Spectrum Brands Inc, Term Loan B2
6.72%, 3/30/2013 (d)	265	240
Spectrum Brands Inc, Term Loan B3
8.90%, 3/30/2013 (d)	68	61
Spectrum Brands Inc, Term Loan B5
8.88%, 3/30/2013 (d)	77	70
Spectrum Brands Inc, Term Loan B6
8.51%, 3/30/2013 (d)	127	115
Spectrum Brands Inc; Term Loan B4
8.90%, 3/30/2013 (d)	193	175

		901

Data Processing & Management (0.24%)
First Data Corporation, Term Loan B2
7.58%, 9/24/2014 (d)	119	111
First Data Corporation, Term Loan B3
5.35%, 9/24/2014 (d)	1,627	1,529

		1,640

Diversified Manufacturing Operations (0.22%)
Clarke American Corp, Term Loan Bl
5.20%, 5/1/2014 (d)	1,097	912
Clarke American Corp, Term Loan B2
5.20%, 4/1/2014 (d)	181	150
Clarke American Corp, Term Loan B3
5.20%, 4/1/2014 (d)	63	52
Clarke American Corp, Term Loan B4
5.20%, 4/1/2014 (d)	56	46
Clarke American Corp, Term Loan B5
5.20%, 4/1/2014 (d)	104	87
Jacuzzi Brands Inc, Term Loan B
4.73%, 2/7/2014 (d)	24	20
5.29%, 8/7/2014 (d)	274	219

		1,486

Electric — Integrated (0.31%)
Texas Competitive Electric Holdings Company, Term Loan B2
8.40%, 10/29/2014 (d)	257	246
Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (d)	1,984	1,898

		2,144

Independent Power Producer (0.67%)
Calpine Corp, Term Loan
6.14%, 3/29/2009 (d)	875	823
7.08%, 3/29/2009 (d)	2,576	2,422
NRG Energy Inc, Letter of Credit
6.95%, 6/8/2014 (d)	441	423
NRG Energy Inc, Term Loan B
4.20%, 2/1/2013 (d)	686	658
4.20%, 6/8/2014 (d)	217	208

		4,534

Miscellaneous Manufacturers (0.18%)
Polymer Group Inc, Term Loan B
7.09%, 11/22/2012 (d)	1,401	1,226

Music (0.14%)
WMG Acquisition Corp, Term Loan
0.00%, 2/28/2011 (d)(h)	996	920

Paper & Related Products (0.17%)
Abitibi-Consolidated Co of Canada, Term Loan B
11.50%, 3/31/2009 (d)	390	386
NewPage Corp, Term Loan B
6.31%, 11/1/2014 (d)	748	743

		1,129

Publishing — Periodicals (0.06%)
Idearc Inc, Term Loan Bl
4.70%, 11/17/2014 (d)	21	17
Idearc Inc, Term Loan B2
4.71%, 11/17/2014 (d)	477	393

		410

Retail — Restaurants (0.12%)
OSI Restaurant, Term Loan B
7.13%, 5/9/2014 (d)	893	771
4.88%, 6/14/2014 (d)	71	61

		832

See accompanying notes

Schedule of Investments
High Yield Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Special Purpose Entity (0.14%)
Vanguard Health Holding Co II, Term Loan
5.37%, 9/23/2011 (d)	$998	$958

TOTAL SENIOR FLOATING RATE INTERESTS		$21,264

REPURCHASE AGREEMENTS (5.11%)
Finance — Investment Banker & Broker (5.11%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; - $35,158,000;0.00% - 7.625%; dated 05/12/08 - 03/14/36) (i)	$34,781	$34,779

TOTAL REPURCHASE AGREEMENTS		$34,779

Total Investments		$685,946
Liabilities in Excess of Other Assets, Net — (0.87)%		(5,937)

TOTAL NET ASSETS — 100.00%		$680,009

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $112,991 or 16.62% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2,256 or 0.33% of net assets.

(d)	Variable Rate

(e)	Security is Illiquid

(f)	Non-Income Producing Security

(g)	Security purchased on a when-issued basis.

(h)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.

(i)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$10,971
Unrealized Depreciation	(23,233)

Net Unrealized Appreciation (Depreciation)	(12,262)
Cost for federal income tax purposes	698,208
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Communications	15.84%
Consumer, Non-cyclical	14.71%
Financial	13.78%
Energy	12.74%
Consumer, Cyclical	12.62%
Industrial	12.49%
Utilities	9.90%
Basic Materials	5.73%
Technology	2.82%
Diversified	0.24%
Liabilities in Excess of Other Assets, Net	(0.87%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (5.25%)
Applications Software (0.08%)
Jingwei International Ltd (a)	400,000	$1,300

Auto — Medium & Heavy Duty Trucks (1.59%)
New Flyer Industries Inc (b)	2,353,300	26,498

Building — Residential & Commercial (0.20%)
Desarrolladora Homex SAB de CV ADR (a)(c)	56,100	3,342

Cable TV (0.36%)
Time Warner Cable Inc (a)	214,470	6,005

Casino Hotels (0.00%)
Aladdin Gaming Holdings LLC — Warrants (a)(d)(e)	78,250	—

Food — Dairy Products (0.11%)
American Dairy Inc (a)	161,200	1,870

Food — Miscellaneous/Diversified (0.91%)
B&G Foods Inc (c)	445,900	7,068
China Foods Ltd	4,800,000	2,833
FU JI Food and Catering Services	962,000	1,573
Zhongpin Inc (a)(c)	346,500	3,638

		15,112

Medical — Biomedical/Gene (0.25%)
American Oriental Bioengineering Inc (a)(c)	422,600	4,065
Neuro-Hitech Inc — Warrants (a)(d)(e)	125,000	—
Neuro-Hitech Inc (a)	250,000	63

		4,128

REITS — Healthcare (0.73%)
Omega Healthcare Investors Inc (c)	691,800	12,106

Satellite Telecommunications (0.04%)
ICO Global Communications Holdings Ltd (a)	189,757	708

Special Purpose Entity (0.04%)
Adelphia Recovery Trust Series Acc-1 Int (a)	5,641,292	226
Adelphia Recovery Trust Series Frontiervision Int (a)(e)	2,437,336	390
Neoview Holdings Inc — Warrants (a)(d)(e)	120,000	—

		616

Therapeutics (0.00%)
Vion Pharmaceuticals Inc — Warrants (a)(e)	130,000	2
Vion Pharmaceuticals Inc (a)(c)	50,938	65

		67

Transport — Marine (0.34%)
Teekay LNG Partners LP (c)	197,000	5,632

Transport — Services (0.60%)
Student Transportation of America Inc (b)	968,000	10,064

TOTAL COMMON STOCKS		$87,448

CONVERTIBLE PREFERRED STOCKS (1.25%)
Airlines (0.41%)
Continental Airlines Finance Trust II	280,000	6,807

Finance — Commercial (0.32%)
CIT Group Inc	461,000	5,394

Reinsurance (0.52%)
Aspen Insurance Holdings Ltd	177,000	8,682

TOTAL CONVERTIBLE PREFERRED STOCKS		$20,883

PREFERRED STOCKS (2.47%)
Finance — Investment Banker & Broker (0.47%)
Lehman Brothers Holdings Inc	330,000	7,913

Finance — Mortgage Loan/Banker (2.00%)
Freddie Mac 8.38%; Series Z	1,300,000	33,280

TOTAL PREFERRED STOCKS		$41,193

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (76.67%)
Agricultural Operations (1.01%)
Southern States Cooperative Inc
10.50%, 11/1/2010 (d)(f)	$16,500	16,830

Applications Software (0.99%)
SS&C Technologies Inc
11.75%, 12/1/2013	16,000	16,480

Auto — Medium & Heavy Duty Trucks (0.61%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (d)(e)(f)	10,000	10,227

Auto/Truck Parts & Equipment — Original (1.39%)
Accuride Corp
8.50%, 2/1/2015	26,000	23,140

Beverages — Wine & Spirits (0.96%)
Beverages & More Inc
9.25%, 3/1/2012 (f)	16,500	16,005

Cable TV (0.05%)
Adelphia Communications Corp
0.00%, 6/15/2011 (a)	5,650	480
Frontiervision
0.00%, 9/15/2008 (a)(e)	9,250	278
Frontiervision Operating PRT
0.00%, 10/15/2006 (a)(e)	7,250	—

		758

See accompanying notes

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Casino Services (1.05%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	$19,250	$17,517

Commercial Services (2.00%)
ARAMARK Corp
8.50%, 2/1/2015	32,000	33,360

Computer Services (1.41%)
Ceridian Corp
11.25%, 11/15/2015 (f)	25,000	23,531

Containers — Metal & Glass (1.45%)
Crown Americas LLC/Crown Americas Capital Corp
7.75%, 11/15/2015	9,500	10,022
Crown Cork & Seal Co Inc
8.00%, 4/15/2023 (c)	5,500	5,143
7.38%, 12/15/2026	10,500	9,056

		24,221

Containers — Paper & Plastic (1.30%)
Graphic Packaging International Inc
8.50%, 8/15/2011	21,500	21,715

Cruise Lines (1.48%)
Royal Caribbean Cruises Ltd
8.75%, 2/2/2011	14,000	14,630
7.25%, 3/15/2018	11,000	9,955

		24,585

Dialysis Centers (1.67%)
DaVita Inc
6.63%, 3/15/2013	28,000	27,860

Electric — Generation (0.00%)
AES Corp/The
8.75%, 5/15/2013 (f)	3	3

Electric — Integrated (4.46%)
CILCORP Inc
9.38%, 10/15/2029	3,000	3,294
Commonwealth Edison Co
6.95%, 7/15/2018	6,700	6,792
Duquesne Light Holdings Inc
5.50%, 8/15/2015	20,000	19,007
Energy Future Holdings Corp
5.55%, 11/15/2014	1	1
Mirant Americas Generation LLC
8.50%, 10/1/2021	30,500	29,890
Sierra Pacific Resources
6.75%, 8/15/2017	15,500	15,277
TECO Energy Inc
7.50%, 6/15/2010	2	3

		74,264

Electronics — Military (1.79%)
L-3 Communications Corp
5.88%, 1/15/2015	19,000	18,430
6.38%, 10/15/2015	11,500	11,371

		29,801

Finance — Commercial (1.17%)
CIT Group Inc
3.02%, 3/12/2010 (g)	3,000	2,427
3.19%, 7/28/2011 (g)	21,000	17,117

		19,544

Finance — Investment Banker & Broker (0.55%)
JPMorgan Chase & Co
7.90%, 4/29/2049 (g)	9,000	9,168

Finance — Leasing Company (0.11%)
DVI Inc
0.00%, 2/1/2004 (a)(d)(e)	8,575	1,029
0.00%, 2/1/2004 (a)(d)(e)	6,850	822

		1,851

Finance — Mortgage Loan/Banker (2.82%)
Freddie Mac
4.63%, 10/25/2012 (h)	45,000	47,060

Food — Miscellaneous/Diversified (0.83%)
B&G Foods Inc
8.00%, 10/1/2011	9,000	8,910
12.00%, 10/30/2016 (e)	620	4,963

		13,873

Independent Power Producer (0.64%)
NRG Energy Inc
7.38%, 2/1/2016	2	3
Reliant Energy Inc
6.75%, 12/15/2014	10,250	10,583

		10,586

Medical — Drugs (1.67%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	16,000	15,560
8.88%, 12/1/2013	12,500	12,344

		27,904

Medical — HMO (0.79%)
Multiplan Inc
10.38%, 4/15/2016 (f)	13,500	13,095

Medical — Hospitals (5.75%)
HCA Inc
6.50%, 2/15/2016 (c)	10,000	8,950
9.25%, 11/15/2016	8,000	8,600
7.50%, 11/6/2033 (c)	16,000	13,120
IASIS Healthcare LLC/IASIS Capital Corp
8.75%, 6/15/2014	29,750	30,494
See accompanying notes

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Medical — Hospitals (continued)
Tenet Healthcare Corp
9.25%, 2/1/2015 (c)(g)	$35,000	$34,737

		95,901

MRI — Medical Diagnostic Imaging (1.83%)
Alliance Imaging Inc
7.25%, 12/15/2012 (c)	31,500	30,476

Non-Hazardous Waste Disposal (1.98%)
Allied Waste North America Inc
7.88%, 4/15/2013	14,000	14,542
6.88%, 6/1/2017 (c)	18,500	18,500

		33,042

Oil Company — Exploration & Production (1.53%)
Chesapeake Energy Corp
6.88%, 1/15/2016	14,000	14,140
6.50%, 8/15/2017	11,500	11,327

		25,467

Oil Refining & Marketing (1.86%)
Tesoro Corp
6.63%, 11/1/2015	33,000	31,020

Pharmacy Services (1.39%)
Omnicare Inc
6.13%, 6/1/2013	12,350	11,238
6.88%, 12/15/2015	13,000	11,863

		23,101

Physical Therapy & Rehabilitation Centers (2.10%)
Healthsouth Corp
10.75%, 6/15/2016	32,500	34,937

Pipelines (3.60%)
Dynegy Holdings Inc
8.38%, 5/1/2016	32,000	33,360
El Paso Natural Gas Co
8.38%, 6/15/2032	12,500	14,436
Energy Maintenance Services Group LLC
11.50%, 3/1/2014 (d)(e)	12,298	12,175
Energy Maintenance Services Group LLC — Rights
0.00%, 3/1/2014 (a)(d)(e)	2	—

		59,971

Publishing — Periodicals (2.09%)
Nielsen Finance LLC/Nielsen Finance Co
10.00%, 8/1/2014	33,500	34,840

Radio (1.31%)
Sirius Satellite Radio Inc
9.63%, 8/1/2013	26,000	21,905

Regional Banks (2.97%)
Bank of America Corp
8.00%, 12/29/2049 (g)	22,500	22,891
Wachovia Corp
7.98%, 2/28/2049 (g)	27,000	26,564

		49,455

REITS — Healthcare (0.59%)
Omega Healthcare Investors Inc
7.00%, 4/1/2014	10,000	9,763

Rental — Auto & Equipment (0.00%)
United Rentals North America Inc
6.50%, 2/15/2012	3	3

Retail — Automobile (1.16%)
Asbury Automotive Group Inc
8.00%, 3/15/2014	6,750	6,109
7.63%, 3/15/2017	2,500	2,075
Penske Auto Group Inc
7.75%, 12/15/2016	7,000	6,370
Sonic Automotive Inc
8.63%, 8/15/2013	5,000	4,750

		19,304

Retail — Regional Department Store (1.98%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015	31,500	33,075

Retail — Sporting Goods (1.09%)
Remington Arms Co Inc
10.50%, 2/1/2011 (c)	18,500	18,176

Savings & Loans — Thrifts (1.23%)
Washington Mutual Preferred Funding LLC
9.75%, 10/29/2049 (f)	23,500	20,445

Sovereign (3.12%)
Brazilian Government International Bond
12.50%, 1/5/2016	28,900	18,091
Federative Republic of Brazil
12.50%, 1/5/2022	10,000	6,227
Mexican Bonos
8.00%, 12/19/2013	288,474	27,621

		51,939

Special Purpose Entity (7.29%)
CCM Merger Inc
8.00%, 8/1/2013 (f)	24,000	20,640
CDX North America High Yield
8.88%, 6/29/2013 (c)(f)	40,000	39,172
ISA Capital do Brasil SA
8.80%, 1/30/2017 (f)	14,500	15,442
TRAINS HY-1-2006
7.17%, 5/1/2016 (a)(f)	43,050	41,991
See accompanying notes

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Special Purpose Entity (continued)
UCI Holdco Inc
10.30%, 12/15/2013 (g)	$4,655	$4,236

		121,481

Telecommunication Services (1.11%)
Qwest Corp
8.88%, 3/15/2012 (g)	17,500	18,463

Transactional Software (0.73%)
Open Solutions Inc
9.75%, 2/1/2015 (f)	15,000	12,150

Transport — Marine (1.24%)
Britannia Bulk PLC
11.00%, 12/1/2011	20,000	20,700

Transport — Services (0.52%)
Trailer Bridge Inc
9.25%, 11/15/2011	9,000	8,640

TOTAL BONDS		$1,277,632

SENIOR FLOATING RATE INTERESTS (2.24%)
Commercial Services (1.75%)
Quintiles International, Term Loan B
4.70%, 3/31/2013 (g)	28,838	26,819
Quintiles Transnational, Term Loan
0.00%, 3/31/2014 (g)(i)	2,500	2,375

		29,194

Medical — HMO (0.49%)
Multiplan Inc, Term Loan B
5.20%, 4/12/2013 (g)	5,640	5,302
Multiplan Inc, Term Loan C
5.20%, 4/12/2013 (g)	3,043	2,861

		8,163

TOTAL SENIOR FLOATING RATE INTERESTS		$37,357

CONVERTIBLE BONDS (5.89%)
Agricultural Chemicals (0.29%)
Sinofert Holdings Ltd
0.00%, 8/7/2011 (a)	24,000	4,821

Food — Miscellaneous/Diversified (1.42%)
FU JI Food and Catering Services
0.00%, 11/9/2009 (a)	46,500	6,451
0.00%, 10/18/2010 (a)(e)	150,000	17,209

		23,660

Medical — Biomedical/Gene (0.09%)
Cell Therapeutics Inc
4.00%, 7/1/2010	5,000	1,500

Pharmacy Services (0.29%)
Omnicare Inc
3.25%, 12/15/2035	7,000	4,839

Retail — Automobile (0.35%)
Asbury Automotive Group Inc
3.00%, 9/15/2012	7,500	5,831

Retail — Regional Department Store (0.37%)
Golden Eagle Retail Group Ltd
0.00%, 10/23/2011 (a)	38,000	6,219

Semiconductor Component — Integrated Circuits (0.36%)
Jazz Technologies Inc
8.00%, 12/31/2011 (f)	8,000	5,960

Therapeutics (2.72%)
CV Therapeutics Inc
3.25%, 8/16/2013 (c)	41,900	30,587
2.00%, 5/16/2023	14,500	12,833
Vion Pharmaceuticals Inc
7.75%, 2/15/2012 (f)	2,500	1,106
7.75%, 2/15/2012 (e)	2,000	885

		45,411

TOTAL CONVERTIBLE BONDS		$98,241

REPURCHASE AGREEMENTS (7.59%)
Finance — Investment Banker & Broker (3.06%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $51,465,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (J)	$50,913	$50,910

Money Center Banks (4.53%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $38,915,000; 2.19%; dated 01/23/09)	37,784	37,781
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $38,915,000; 0.00% - 5.36%; dated 05/16/08-04/15/18)	37,784	37,782

		75,563

TOTAL REPURCHASE AGREEMENTS		$126,473

Total Investments		$1,689,227
Liabilities in Excess of Other Assets, Net - (1.36)%		(22,746)

TOTAL NET ASSETS-100.00%		$1,666,481

See accompanying notes

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Affiliated Security as defined by the Investment Company Act of 1940 (the Fund controls 5.0% or more of the outstanding voting shares of the security).

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Security is Illiquid

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $47,980 or 2.88% of net assets.

(f)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $236,597 or 14.20% of net assets.

(g)	Variable Rate

(h)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $1,569 or 0.09% of net assets.

(i)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.

(j)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$45,954
Unrealized Depreciation	(79,813)

Net Unrealized Appreciation (Depreciation)	(33,859)
Cost for federal income tax purposes	1,723,086
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)
Sell protection for CDX NA HY 9 Index and receive quarterly 3.75% from UBS-AG. Expires December 2012.	$44,550	$(2,355)
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	28.04%
Financial	23.58%
Consumer, Cyclical	11.68%
Industrial	9.23%
Government	7.94%
Energy	6.99%
Utilities	5.09%
Communications	4.96%
Technology	3.56%
Basic Materials	0.29%
Liabilities in Excess of Other Assets, Net	(1.36%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
High Yield Fund II
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
New Flyer Industries Inc	2,003,300	$15,739	350,000	$3,921	—	$—	2,353,300	$19,660
Student Transportation of America Inc	—	—	968,000	9,121	—	—	968,000	9,121

		$15,739		$13,042		$—		$28,781

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
New Flyer Industries Inc	$556	$—	$—
Student Transportation of America Inc	263	—	—

	$819	$—	$—

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.19%)
Cable TV (0.18%)
Time Warner Cable Inc (a)	80,164	$2,245

Special Purpose Entity (0.01%)
Adelphia Recovery Trust Series Frontiervision Int (a)(b)	658,740	105

TOTAL COMMON STOCKS		$2,350

PREFERRED STOCKS (1.20%)
Finance — Investment Banker & Broker (0.56%)
Lehman Brothers Holdings Inc	280,000	6,714

Finance — Mortgage Loan/Banker (0.64%)
Freddie Mac 8.38%; Series Z	300,000	7,680

TOTAL PREFERRED STOCKS		$14,394

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (64.90%)
Aerospace & Defense (0.30%)
Lockheed Martin Corp
7.75%, 5/1/2026	$3,000	3,543

Cable TV (2.66%)
Comcast Cable Communications Inc
7.13%, 6/15/2013	7,000	7,500
Comcast Cable Communications LLC
6.20%, 11/15/2008	550	554
Comcast Cable Holdings LLC
7.88%, 8/1/2013	2,000	2,174
Comcast Corporation
6.95%, 8/15/2037	3,000	3,171
COX Communications Inc
6.75%, 3/15/2011	8,000	8,382
6.45%, 12/1/2036 (c)	4,000	4,016
Frontiervision
0.00%, 9/15/2008 (a)(b)	2,500	75
Frontiervision Operating PRT
0.00%, 10/15/2006 (a)(b)	2,000	—
Time Warner Cable Inc
6.55%, 5/1/2037	6,000	5,961

		31,833

Canada (0.41%)
New Flyer Industries Ltd
14.00%, 8/19/2020 (b)(c)(d)	4,850	4,960

Casino Hotels (0.71%)
Harrah’s Operating Co Inc
6.50%, 6/1/2016	6,000	3,480
Mandalay Resort Group
7.00%, 11/15/2036	5,000	5,019

		8,499

Casino Services (0.91%)
OED Corp/Diamond Jo LLC
8.75%, 4/15/2012	12,000	10,920

Cellular Telecommunications (0.70%)
Vodafone Group PLC
7.75%, 2/15/2010	8,000	8,442

Commercial Banks (0.94%)
US Bank NA/Cincinnati OH
6.38%, 8/1/2011	5,000	5,311
4.95%, 10/30/2014	6,000	5,936

		11,247

Containers — Paper & Plastic (0.34%)
Sealed Air Corp
5.63%, 7/15/2013 (c)	4,000	4,074

Cruise Lines (0.97%)
Royal Caribbean Cruises Ltd
8.75%, 2/2/2011	4,000	4,180
6.88%, 12/1/2013 (e)	6,000	5,595
7.25%, 3/15/2018	2,000	1,810

		11,585

Electric — Integrated (11.83%)
Arizona Public Service Co
6.50%, 3/1/2012	5,000	5,035
Dominion Resources Inc/VA
5.00%, 3/15/2013	10,000	10,046
Exelon Generation Co LLC
6.20%, 10/1/2017	9,000	8,961
Florida Power Corp
5.90%, 3/1/2033	8,000	7,947
6.35%, 9/15/2037	2,000	2,110
Illinois Power Co
7.50%, 6/15/2009	9,000	9,262
Metropolitan Edison Co
4.95%, 3/15/2013	7,000	6,943
Mirant Americas Generation LLC
8.50%, 10/1/2021	15,000	14,700
Nisource Finance Corp
6.15%, 3/1/2013	5,000	5,034
5.40%, 7/15/2014	5,000	4,730
5.25%, 9/15/2017	2,000	1,826
Ohio Edison Co
5.45%, 5/1/2015	5,000	4,814
Ohio Power Co
5.50%, 2/15/2013	5,000	5,054
Oncor Electric Delivery Co
7.00%, 9/1/2022	11,000	10,774
Pacific Gas & Electric Co
4.20%, 3/1/2011	10,250	10,185
6.05%, 3/1/2034	2,000	1,989
See accompanying notes

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
Pacificorp
4.95%, 8/15/2014	$7,500	$7,535
5.25%, 6/15/2035	5,000	4,451
PPL Energy Supply LLC
6.40%, 11/1/2011	5,000	5,151
Public Service Co of New Mexico
4.40%, 9/15/2008	2,000	1,994
Southwestern Electric Power Co
5.38%, 4/15/2015	6,500	6,250
Texas-New Mexico Power Co
6.25%, 1/15/2009	6,845	6,915

		141,706

Electronics — Military (0.10%)
Lockheed Martin Tactical Systems Inc
7.63%, 6/15/2025	1,000	1,148

Finance — Commercial (0.62%)
CIT Group Inc
5.00%, 2/1/2015	2,000	1,655
5.40%, 1/30/2016	7,000	5,798

		7,453

Finance — Consumer Loans (0.54%)
American General Finance Corp
4.63%, 5/15/2009	6,500	6,470

Finance — Credit Card (0.64%)
FIA Card Services NA
7.13%, 11/15/2012	5,000	5,435
MBNA Corp
7.50%, 3/15/2012	2,000	2,194

		7,629

Finance — Investment Banker & Broker (6.32%)
Citigroup Inc
5.85%, 8/2/2016	12,000	12,109
8.40%, 4/29/2049	2,000	2,024
Goldman Sachs Group Inc/The
6.60%, 1/15/2012	10,000	10,493
5.35%, 1/15/2016	2,000	1,963
Jefferies Group Inc
7.75%, 3/15/2012	7,500	7,953
6.25%, 1/15/2036	5,000	3,778
JPMorgan Chase & Co
5.13%, 9/15/2014	12,000	11,845
7.90%, 4/29/2049 (f)	2,500	2,547
Merrill Lynch & Co Inc
6.00%, 2/17/2009	5,000	5,013
5.00%, 1/15/2015	3,000	2,788
6.50%, 7/15/2018	2,000	2,003
6.75%, 6/1/2028	2,000	1,828
Morgan Stanley
4.75%, 4/1/2014	5,000	4,692
6.25%, 8/9/2026	7,000	6,669

		75,705

Finance — Leasing Company (0.08%)
DVI Inc
0.00%, 2/1/2004 (a)(b)(d)	8,125	975
0.00%, 2/1/2004 (a)(b)(d)	400	48

		1,023

Finance — Other Services (0.84%)
SB Treasury Co LLC
9.40%, 12/29/2049 (c)(f)	10,000	10,072

Food — Miscellaneous/Diversified (0.90%)
Corn Products International Inc
8.45%, 8/15/2009	10,200	10,805

Food — Retail (0.44%)
Safeway Inc
7.50%, 9/15/2009	5,000	5,216

Forestry (0.13%)
Weyerhaeuser Co
7.38%, 3/15/2032	1,500	1,506

Gas — Distribution (0.78%)
Sempra Energy
6.00%, 2/1/2013	9,000	9,379

Investment Management & Advisory Services (0.25%)
Legg Mason Inc
6.75%, 7/2/2008	3,000	3,016

Medical -Drugs (0.51%)
Elan Finance PLC/Elan Finance Corp
7.75%, 11/15/2011	6,250	6,078

Medical — Hospitals (1.60%)
HCA Inc
9.25%, 11/15/2016	6,000	6,450
7.50%, 11/6/2033	1,700	1,394
Tenet Healthcare Corp
6.38%, 12/l/2011 (e)	12,000	11,280

		19,124

Medical — Wholesale Drug Distribution (0.87%)
Cardinal Health Inc
6.75%, 2/15/2011	10,000	10,448

Metal — Diversified (0.98%)	12,000	11,725
Xstrata Canada Corp
6.00%, 10/15/2015
See accompanying notes

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
MRI — Medical Diagnostic Imaging (0.97%)
Alliance Imaging Inc
7.25%, 12/15/2012	$12,000	$11,610

Multi-Line Insurance (0.51%)
Farmers Insurance Exchange
6.00%, 8/1/2014 (c)	6,000	6,114

Multimedia (1.19%)
Historic TW Inc
9.15%, 2/1/2023	5,260	6,245
News America Inc
6.40%, 12/15/2035	8,000	8,006

		14,251

Non-Hazardous Waste Disposal (1.45%)
Allied Waste North America Inc
7.88%, 4/15/2013	1,000	1,039
7.25%, 3/15/2015 (e)	9,000	9,079
Waste Management Inc
6.88%, 5/15/2009	3,450	3,540
7.38%, 8/1/2010	3,500	3,702

		17,360

Oil Company — Exploration & Production (0.95%)
OPTI Canada Inc
7.88%, 12/15/2014	6,000	6,105
XTO Energy Inc
6.75%, 8/1/2037	5,000	5,291

		11,396

Oil Company — Integrated (1.11%)
Petro-Canada
4.00%, 7/15/2013	3,000	2,859
9.25%, 10/15/2021	8,500	10,460

		13,319

Oil Refining & Marketing (0.96%)
Tesoro Corp
6.25%, 11/1/2012	12,000	11,460

Pharmacy Services (0.27%)
Omnicare Inc
6.13%, 6/1/2013	3,500	3,185

Physical Therapy & Rehabilitation Centers (0.76%)
Healthsouth Corp
10.75%, 6/15/2016 (e)	8,500	9,137

Pipelines (3.41%)
El Paso Natural Gas Co
7.50%, 11/15/2026	10,000	10,428
Energy Maintenance Services Group LLC
11.50%, 3/1/2014 (b)(d)	12,299	12,176
Energy Maintenance Services Group LLC - Rights
0.00%, 3/1/2014 (a)(b)(d)	48	1
Enterprise Products Operating LP
6.38%, 2/1/2013	6,000	6,244
Express Pipeline LP
7.39%, 12/31/2017 (c)	4,624	5,206
Southern Natural Gas Co
8.00%, 3/1/2032	4,000	4,444
Tennessee Gas Pipeline Co
8.38%, 6/15/2032	2,000	2,310

		40,809

Publishing — Books (0.88%)
Reed Elsevier Capital Inc
6.75%, 8/1/2011	10,000	10,602

Regional Banks (3.41%)
Bank of America Corp
5.42%, 3/15/2017	5,000	4,901
8.13%, 5/15/2018 (f)	7,000	7,154
6.80%, 3/15/2028	670	690
8.00%, 12/29/2049 (f)	4,000	4,069
Bank One Corp
10.00%, 8/15/2010	400	440
FleetBoston Financial Corp
6.88%, 1/15/2028	995	1,043
Wachovia Corp
7.98%, 2/28/2049 (f)	12,000	11,806
Wells Fargo & Co
4.63%, 4/15/2014	11,000	10,716

		40,819

Reinsurance (0.20%)
Aspen Insurance Holdings Ltd
6.00%, 8/15/2014	2,500	2,380

REITS — Healthcare (3.08%)
HCP Inc
6.45%, 6/25/2012	3,000	2,932
6.00%, 3/1/2015	1,750	1,568
7.07%, 6/8/2015	2,250	2,097
Health Care REIT Inc
6.00%, 11/15/2013	8,000	7,659
6.20%, 6/1/2016	3,000	2,689
Healthcare Realty Trust Inc
8.13%, 5/1/2011	7,500	7,824
5.13%, 4/1/2014	1,000	895
Nationwide Health Properties Inc
6.00%, 5/20/2015	12,000	11,206

		36,870

REITS — Office Property (0.82%)
Arden Realty LP
5.20%, 9/1/2011	3,000	3,046
5.25%, 3/1/2015	7,000	6,776

		9,822

See accompanying notes

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Shopping Centers (0.81%)
Developers Diversified Realty Corp
4.63%, 8/1/2010	$10,000	$9,725

REITS — Storage (0.74%)
Shurgard Storage Centers LLC
5.88%, 3/15/2013	9,000	8,879

Retail — Regional Department Store (0.88%)
Neiman-Marcus Group Inc
10.38%, 10/15/2015 (e)	10,000	10,500

Savings & Loans — Thrifts (0.51%)
Washington Mutual Preferred Funding LLC
9.75%, 10/29/2049 (c)	7,000	6,090

Special Purpose Entity (1.75%)
CCM Merger Inc
8.00%, 8/1/2013 (c)	11,000	9,460
CDX North America High Yield
7.63%, 6/29/2012 (c)	11,880	11,509

		20,969

Telecommunication Equipment — Fiber Optics (1.01%)
Corning Inc
5.90%, 3/15/2014	12,000	12,126

Telecommunication Services (1.52%)
Qwest Corp
8.88%, 3/15/2012 (f)	8,000	8,440
Telus Corp
8.00%, 6/1/2011	9,000	9,709

		18,149

Telephone — Integrated (0.45%)
Deutsche Telekom International Finance BV
8.00%, 6/15/2010 (f)	5,000	5,356

Toys (0.09%)
Mattel Inc
7.30%, 6/13/2011	1,000	1,058

Transport — Rail (0.84%)
Norfolk Southern Corp
6.20%, 4/15/2009	5,000	5,106
Union Pacific Corp
3.88%, 2/15/2009	5,000	4,999

		10,105

Transport — Services (0.96%)
Trailer Bridge Inc
9.25%, 11/15/2011	12,000	11,520

TOTAL BONDS		$777,217

SENIOR FLOATING RATE INTERESTS (0.20%)
Commercial Services (0.20%)
Quintiles Transnational, Term Loan
0.00%, 3/31/2014 (f)(g)	2,500	2,375

TOTAL SENIOR FLOATING RATE INTERESTS		$2,375

CONVERTIBLE BONDS (1.91%)
Containers — Paper & Plastic (0.59%)
Sealed Air Corp
3.00%, 6/30/2033 (c)(f)	7,250	7,042

Pharmacy Services (0.29%)
Omnicare Inc
3.25%, 12/15/2035	5,000	3,456

Therapeutics (1.03%)
CV Therapeutics Inc
3.25%, 8/16/2013 (e)	17,000	12,410

TOTAL CONVERTIBLE BONDS		$22,908

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (30.55%)
Federal Home Loan Mortgage Corporation (FHLMC) (14.10%)
5.50%, 11/1/2017	4,008	4,101
5.50%, 1/1/2018	1,474	1,508
5.00%, 4/1/2018	7,621	7,712
5.00%, 9/1/2019	10,278	10,380
6.50%, 1/1/2029	399	418
6.50%, 5/1/2029	476	498
6.50%, 6/1/2029	358	375
6.50%, 6/1/2029	1,088	1,138
6.50%, 8/1/2029	423	443
6.00%, 3/1/2031	348	359
5.50%, 5/1/2031	1,844	1,864
7.00%, 1/1/2032	586	623
6.00%, 5/1/2032	1,952	2,009
5.00%, 5/1/2033	14,126	13,930
4.50%, 8/1/2033	10,628	10,142
4.50%, 8/1/2033	9,434	9,002
4.50%, 8/1/2033	14,873	14,193
5.50%, 6/1/2035	18,207	18,356
5.00%, 11/1/2035	16,556	16,300
5.50%, 1/1/2036	19,954	20,117
5.00%, 2/1/2036	18,723	18,434
5.50%, 4/1/2036	16,866	16,995

		168,897

Federal National Mortgage Association (FNMA) (6.49%)
7.45%, 6/1/2016	142	153
5.00%, 1/1/2018	3,955	3,997
4.00%, 9/1/2018	12,947	12,555
4.00%, 9/1/2018	5,766	5,592
4.00%, 10/1/2018	9,183	8,905
6.50%, 9/1/2028	95	99
See accompanying notes

Schedule of Investments
Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
6.50%, 11/1/2028	$108	$113
7.00%, 1/1/2030	33	35
6.50%, 5/1/2031	459	478
6.00%, 4/1/2032	1,187	1,221
6.50%, 4/1/2032	1,419	1,477
6.50%, 5/1/2032	1,303	1,356
5.00%, 10/1/2032	3,850	3,796
5.50%, 3/1/2033	5,164	5,210
5.50%, 6/1/2033	15,587	15,746
5.50%, 2/1/2035	16,827	16,948

		77,681

Government National Mortgage Association (GNMA) (0.25%)
7.00%, 6/20/2031	297	318
6.00%, 5/20/2032 (f)	2,613	2,692

		3,010

U.S. Treasury (9.71%)
4.25%, 8/15/2014 (e)	6,000	6,347
5.13%, 5/15/2016 (e)	18,000	19,928
4.50%, 5/15/2017 (e)	30,000	31,791
5.38%, 2/15/2031	4,000	4,500
4.50%, 2/15/2036	32,000	32,055
5.00%, 5/15/2037 (e)	20,000	21,675

		116,296

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$365,884

REPURCHASE AGREEMENTS (9.46%)
Finance — Investment Banker & Broker (9.46%)
Lehman Brothers Repurchase Agreement; 2.00% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $114,204,000; 0.00% - 6.35%; dated 05/02/08 - 05/15/30) (h)	$113,270	$113,264

TOTAL REPURCHASE AGREEMENTS		$113,264

Total Investments		$1,298,392
Liabilities in Excess of Other Assets, Net — (8.41)%		(100,766)

TOTAL NET ASSETS — 100.00%		$1,197,626

(a)	Non-Income Producing Security

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $18,340 or 1.53% of net assets.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $68,543 or 5.72% of net assets.

(d)	Security is Illiquid

(e)	Security or a portion of the security was on loan at the end of the period.

(f)	Variable Rate

(g)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.

(h)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$24,023
Unrealized Depreciation	(37,668)

Net Unrealized Appreciation (Depreciation)	(13,645)
Cost for federal income tax purposes	1,312,037
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	32.09%
Mortgage Securities	20.84%
Utilities	12.62%
Government	10.35%
Communications	8.60%
Consumer, Non-cyclical	7.84%
Energy	6.43%
Industrial	4.57%
Consumer, Cyclical	3.97%
Basic Materials	1.10%
Liabilities in Excess of Other Assets, Net	(8.41%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (62.99%)
Appliances (0.10%)
Whirlpool Corp
3.30%, 6/15/2009 (a)	$500	$500

Asset Backed Securities (9.76%)
Ameriquest Mortgage Securities Inc
3.21%, 4/25/2034 (a)(b)	380	332
Argent Securities Inc
3.02%, 4/25/2036 (a)(b)	916	895
3.04%, 7/25/2036 (a)(b)	3,000	2,101
Carrington Mortgage Loan Trust
3.13%, 12/25/2035 (a)(b)	264	262
3.17%, 12/25/2035 (a)	250	243
Citigroup Mortgage Loan Trust Inc
3.04%, 3/25/2037 (a)(b)	2,000	1,817
3.80%, 7/25/2037 (a)(c)	540	483
Countrywide Asset-Backed Certificates
4.02%, 12/25/2032 (a)	92	74
3.09%, 7/25/2035 (a)	6	5
3.26%, 2/25/2036 (a)	358	346
3.14%, 3/25/2036 (a)(b)	1,770	1,644
3.14%, 4/25/2036 (a)(b)	6,300	6,002
3.17%, 5/25/2036 (a)(b)	8	8
3.05%, 2/25/2037 (a)	4,000	3,524
3.40%, 2/25/2037 (a)(b)	3,000	532
3.07%, 6/25/2037 (a)	2,000	1,364
3.03%, 11/25/2037 (a)(b)	2,670	2,277
Countrywide Home Equity Loan Trust
2.96%, 2/15/2036 (a)	500	465
Fannie Mae Grantor Trust
3.04%, 4/25/2035 (a)(b)	174	169
3.05%, 6/25/2035 (a)(b)	28	28
3.04%, 9/25/2035 (a)(b)	146	144
Fannie Mae Whole Loan
3.20%, 11/25/2033 (a)(b)	10	9
First Franklin Mortgage Loan Asset Backed Certificates
3.13%, 11/25/2035 (a)(b)	1,500	1,453
First Horizon Asset Backed Trust
3.03%, 10/25/2026 (a)(b)	746	595
First-Citizens Home Equity Loan LLC
2.93%, 9/15/2022 (a)(d)	867	813
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (a)	500	477
GMAC Mortgage Corp Loan Trust
3.11%, 11/25/2036 (a)(b)	1,360	790
Indymac Residential Asset Backed Trust
3.08%, 4/25/2037 (a)(b)	4,300	3,703
JP Morgan Mortgage Acquisition Corp
3.03%, 11/25/2036 (a)(b)	3,000	2,380
3.04%, 3/25/2037 (a)(b)	2,135	1,640
3.05%, 5/1/2037 (a)	3,000	2,297
Long Beach Mortgage Loan Trust
3.43%, 6/25/2034 (a)	225	174
3.04%, 7/25/2036 (a)(b)	3,000	1,810
3.07%, 12/25/2036 (a)	2,200	1,109
Merrill Lynch Mortgage Investors Inc
3.13%, 2/25/2037 (a)	2,000	1,327
Morgan Stanley ABS Capital I
3.08%, 2/25/2036 (a)	1,700	1,487
SACO I Inc
3.04%, 9/25/2036 (a)(b)	932	372
SLM Student Loan Trust
2.95%, 6/15/2016 (a)(c)	93	92
2.86%, 3/15/2017 (a)	1,503	1,481
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (a)	1,400	1,293
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (a)(b)	1,800	1,799
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (a)	736	722

		48,538

Auto — Car & Light Trucks (0.80%)
Daimler Finance North America LLC
3.22%, 3/13/2009 (a)	2,500	2,481
3.30%, 3/13/2009 (a)(b)	1,500	1,485

		3,966

Automobile Sequential (2.84%)
AmeriCredit Automobile Receivables Trust
2.76%, 4/ 6/2012 (a)	900	873
AmeriCredit Prime Automobile Receivable Trust
3.12%, 2/8/2009 (a)	900	877
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (a)	1,513	1,510
2.95%, 3/15/2010 (a)	2,914	2,904
Capital One Auto Finance Trust
2.73%, 7/15/2011 (a)	977	940
2.76%, 10/15/2012 (a)	4,484	4,171
Ford Credit Auto Owner Trust
5.30%, 6/15/2012	300	282
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (a)	1,800	1,772
WFS Financial Owner Trust
3.93%, 2/17/2012	824	824

		14,153

Beverages — Wine & Spirits (0.32%)
Diageo Finance BV
2.82%, 3/30/2009 (a)	1,585	1,570

Brewery (0.25%)
SABMillerPLC
3.00%, 7/1/2009 (a)(b)(d)	1,250	1,253
See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Building Products — Cement & Aggregate (0.56%)
Martin Marietta Materials Inc
3.00%, 4/30/2010 (a)	$2,850	$2,766

Building Products — Wood (0.50%)
Masco Corp
3.20%, 3/12/2010 (a)	2,665	2,472

Cable TV (0.38%)
Comcast Corporation
3.01%, 7/14/2009 (a)(b)	1,000	982
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	900	925

		1,907

Cellular Telecommunications (0.62%)
America Movil SAB de CV
2.76%, 6/27/2008 (a)(b)(d)	750	744
US Unwired lnc
10.00%, 6/15/2012	500	474
Vodafone Group PLC
3.37%, 2/27/2012 (a)(b)	2,000	1,890

		3,108

Commercial Banks (1.05%)
American Express Centurion Bank
2.87%, 11/16/2009 (a)	2,000	1,964
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	400	406
HSBC America Capital Trust I
7.81%, 12/15/2026 (d)	100	101
ICICI Bank Ltd
3.25%, 1/12/2010 (a)(d)	500	482
M&I Marshall & Ilsley Bank
3.33%, 12/4/2012 (a)	2,000	1,778
VTB Capital SA
3.84%, 8/1/2008 (a)(d)	500	500

		5,231

Computers — Memory Devices (0.39%)
Seagate Technology HDD Holdings
3.54%, 10/1/2009 (a)	2,000	1,935

Credit Card Asset Backed Securities (1.13%)
American Express Credit Account Master Trust
2.95%, 8/15/2011 (a)(d)	1,950	1,901
2.97%, 9/15/2011 (a)	1,500	1,481
3.00%, 3/15/2012 (a)	500	487
2.83%, 9/15/2014 (a)(b)	1,000	883
GE Capital Credit Card Master Note Trust
2.90%, 3/15/2015 (a)	1,000	892

		5,644

Diversified Financial Services (0.58%)
General Electric Capital Corp
2.83%, 4/10/2012 (a)(b)	3,000	2,910

Diversified Operations (0.33%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (a)(d)	2,000	1,622

Drug Delivery Systems (0.78%)
Hospira Inc
3.18%, 3/30/2010 (a)	4,000	3,865

Electric — Integrated (0.74%)
Entergy Gulf States Inc
3.48%, 12/1/2009 (a)	200	196
Ohio Power Co
2.91%, 4/5/2010 (a)	1,535	1,483
Pepco Holdings Inc
3.70%, 6/1/2010 (a)	1,150	1,146
TECO Energy Inc
5.24%, 5/1/2010 (a)	850	854

		3,679

Electronic Components — Miscellaneous (0.16%)
Jabil Circuit Inc
5.88%, 7/15/2010	500	491
Sanmina-SCI Corp
5.55%, 6/15/2010 (a)(d)	291	287

		778

Electronic Components — Semiconductors (0.16%)
National Semiconductor Corp
3.05%, 6/15/2010 (a)	850	785

Finance — Auto Loans (0.44%)
American Honda Finance Corp
2.92%, 4/20/2010 (a)(d)	850	849
Ford Motor Credit Co LLC
5.46%, 1/13/2012 (a)	500	420
GMAC LLC
4.31%, 5/15/2009 (a)	1,000	912

		2,181

Finance — Commercial (1.50%)
CIT Group Inc
3.14%, 4/27/2011 (a)	1,000	829
3.32%, 2/13/2012 (a)	1,500	1,208
Textron Financial Corp
3.22%, 2/25/2011 (a)(b)	4,000	3,935
Textron Financial Floorplan Master Note
3.04%, 5/13/2010 (a)(b)(d)	1,500	1,500

		7,472

Finance — Consumer Loans (1.48%)
American General Finance Corp
3.35%, 8/17/2011 (a)	600	568
HSBC Finance Corp
3.19%, 4/24/2012 (a)	4,000	3,621
John Deere Capital Corp
3.00%, 10/16/2009 (a)	2,350	2,344
See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Consumer Loans (continued)
SLM Corp
3.00%, 3/15/2011 (a)(b)	$1,000	$841

		7,374

Finance — Investment Banker & Broker (3.82%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (a)	1,500	1,446
3.28%, 11/28/2011 (a)	1,500	1,417
Citigroup Funding Inc
3.16%, 10/22/2009 (a)	2,800	2,760
Citigroup Inc
3.22%, 5/18/2010 (a)	1,400	1,364
Goldman Sachs Group Inc/The
3.28%, 3/2/2010 (a)(b)	1,000	975
3.31%, 8/5/2011 (a)(b)	1,000	968
3.32%, 2/6/2012 (a)	1,000	951
Lehman Brothers Holdings Inc
3.23%, 5/25/2010 (a)(b)	2,000	1,878
2.94%, 1/12/2012 (a)	1,000	891
Merrill Lynch & Co Inc
3.44%, 11/1/2011 (a)	2,950	2,676
3.24%, 6/5/2012 (a)(b)	1,000	899
Morgan Stanley
2.98%, 1/18/2011 (a)	1,000	950
2.96%, 1/9/2012 (a)	1,000	938
3.01%, 1/9/2014 (a)	1,000	894

		19,007

Finance — Leasing Company(0.15%)
International Lease Finance Corp	800	762
3.31%, 5/24/2010 (a)(b)

Finance — Mortgage Loan/Banker (0.95%)
Countrywide Financial Corp
2.82%, 3/24/2009 (a)	2,000	1,881
3.60%, 5/7/2012 (a)(b)	1,000	885
Fannie Mae
5.42%, 2/17/2009 (a)	200	202
Residential Capital LLC
3.49%, 6/9/2008 (a)	500	466
6.18%, 5/22/2009 (a)(b)	2,000	1,315

		4,749

Finance — Other Services (0.15%)
Alamosa Delaware Inc
8.50%, 1/31/2012	275	255
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(d)	500	501

		756

Food — Miscellaneous/Diversified (0.29%)
General Mills Inc
3.04%, 1/22/2010 (a)(b)	1,000	982
Kraft Foods Inc
3.60%, 8/11/2010 (a)	450	438

		1,420

Home Equity — Other (5.95%)
ACE Securities Corp
3.11%, 9/25/2035 (a)(b)	309	305
Asset Backed Securities Corp Home Equity
2.99%, 7/25/2036 (a)(b)	2,000	1,947
Bear Stearns Asset Backed Securities Trust
3.05%, 8/25/2036 (a)(b)	400	329
3.08%, 5/25/2037 (a)(b)	4,000	3,425
3.08%, 6/25/2047 (a)	2,400	2,117
Citigroup Mortgage Loan Trust Inc
3.17%, 10/25/2035 (a)	1,000	985
First NLC Trust
3.20%, 9/25/2035 (a)	1,625	1,577
3.13%, 12/25/2035 (a)	29	29
GMAC Mortgage Corp Loan Trust
5.75%, 10/25/2036	500	356
6.05%, 12/25/2037 (a)	1,580	938
GSAA Trust
3.04%, 4/25/2047 (a)	3,215	2,559
HSI Asset Securitization Corp Trust
3.04%, 1/25/2037 (a)(b)	2,000	1,820
Morgan Stanley Home Equity Loans
3.07%, 2/25/2036 (a)	5,000	4,826
New Century Home Equity Loan Trust
3.18%, 3/25/2035 (a)(b)	55	50
Option One Mortgage Loan Trust
3.89%, 2/25/2035 (a)(b)	100	72
3.35%, 3/25/2037 (a)(b)	2,000	316
Residential Asset Securities Corp
3.09%, 5/25/2035 (a)	4	4
3.04%, 9/25/2036 (a)(b)	3,300	2,999
Soundview Home Equity Loan Trust
3.08%, 3/25/2036 (a)(b)	1,000	967
WAMU Asset-Backed Certificates
3.07%, 5/25/2037 (a)	2,000	1,486
3.07%, 7/25/2047 (a)	3,000	2,291
Wells Fargo Home Equity Trust
3.18%, 10/25/2035 (a)(d)	217	191

		29,589

Home Equity — Sequential (0.45%)
BNC Mortgage Loan Trust
3.07%, 7/25/2037 (a)	2,271	1,657
Countrywide Asset-Backed Certificates
5.51%, 8/25/2036	615	566

		2,223

See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Investment Companies (0.20%)
Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (a)(d)	$1,000	$973

Life & Health Insurance (0.40%)
Lincoln National Corp
2.84%, 4/6/2009 (a)	1,500	1,481
Unum Group
6.00%, 5/15/2008	500	500

		1,981

Machinery — Farm (0.18%)
Case New Holland Inc
6.00%, 6/1/2009	900	911

Medical — Drugs (0.12%)
Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (a)	400	352
Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (a)	250	229

		581

Medical — HMO (0.19%)
UnitedHealth Group Inc	1,000	945
2.78%, 6/21/2010 (a)

Medical — Wholesale Drug Distribution (0.20%)
Cardinal Health Inc
2.96%, 10/2/2009 (a)(b)	1,000	976

Mortgage Backed Securities (15.80%)
Adjustable Rate Mortgage Trust
3.17%, 8/25/2036 (a)(b)	1,047	481
Banc of America Alternative Loan Trust
3.30%, 6/25/2036 (a)(b)	437	424
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036	300	314
5.31%, 10/10/2045 (a)	1,000	996
Banc of America Funding Corp
3.08%, 7/20/2036 (a)(b)	1,977	918
3.08%, 4/25/2037 (a)(b)	4,000	2,579
Bear Stearns Alt-A Trust
3.05%, 11/25/2036 (a)(b)	604	390
3.07%, 4/25/2037 (a)	1,590	875
Bear Stearns Asset Backed Securities Trust
3.13%, 4/25/2036 (a)	168	151
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	582	608
Bella Vista Mortgage Trust
3.17%, 1/22/2045 (a)	1,316	1,199
3.05%, 5/20/2045 (a)	1,093	819
Chase Mortgage Finance Corp	583	560
5.02%, 7/25/2037 (a)
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (a)	37,905	722
0.06%, 12/11/2049 (a)(d)	12,764	97
0.56%, 12/11/2049 (a)(d)	8,156	172
Countrywide Alternative Loan Trust
3.31%, 12/25/2035 (a)(b)	491	344
3.07%, 6/25/2036 (a)(b)	3,000	1,362
3.17%, 6/25/2036 (a)(b)	1,131	520
2.95%, 11/25/2036 (a)	417	407
3.16%, 7/25/2046 (a)(b)	2,100	924
3.11%, 5/25/2047 (a)	4,188	2,835
Countrywide Asset-Backed Certificates
3.17%, 1/25/2036 (a)(b)	232	216
Countrywide Home Loan Mortgage Pass
Through Certificates
3.09%, 4/25/2046 (a)(b)	1,121	879
Credit Suisse Mortgage Capital Certificates
6.00%, 9/15/2039 (a)	1,000	827
CS First Boston Mortgage Securities Corp
7.99%, 9/15/2041 (a)	1,025	1,069
Fannie Mae
3.20%, 2/25/2018 (a)	86	86
3.20%, 3/25/2018 (a)(b)	476	472
3.20%, 10/25/2018 (a)(b)	635	627
3.14%, 11/25/2022 (a)	114	112
3.09%, 1/25/2023 (a)	111	110
3.30%, 6/25/2023 (a)(b)	738	720
3.30%, 2/25/2028 (a)	238	236
3.30%, 5/25/2030 (a)(b)	539	533
3.30%, 5/25/2031 (a)(b)	748	737
3.20%, 2/25/2032 (a)	114	113
3.09%, 4/25/2034 (a)(b)	686	686
3.14%, 3/25/2035 (a)(b)	250	246
3.12%, 4/25/2035 (a)(b)	734	727
Fannie Mae Grantor Trust
3.25%, 5/25/2035 (a)(b)	97	97
Fannie Mae Whole Loan
3.04%, 5/25/2035 (a)(b)	109	109
3.09%, 5/25/2035 (a)(b)	111	104
3.14%, 6/25/2044 (a)	36	36
3.35%, 2/25/2047 (a)(b)	90	90
Freddie Mac
3.02%, 5/15/2017 (a)(b)	473	469
3.02%, 2/15/2018 (a)(b)	460	457
3.02%, 6/15/2018 (a)(b)	491	484
2.97%, 3/15/2023 (a)(b)	279	272
3.17%, 6/15/2023 (a)	115	112
3.12%, 7/15/2023 (a)(b)	3,973	3,922
3.07%, 7/15/2028 (a)(b)	602	597
3.12%, 1/15/2030 (a)(b)	684	676
See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(0000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Freddie Mac (continued)
3.07%, 2/15/2030 (a)	$45	$46
2.92%, 4/15/2030 (a)	142	139
3.07%, 5/15/2030 (a)	111	110
3.12%, 9/15/2033 (a)(b)	395	390
3.02%, 10/15/2034 (a)	189	188
G-Force LLC
3.20%, 12/25/2039 (a)(b)	1,000	937
Ginnie Mae
1.65%, 10/16/2012 (a)	4,057	127
4.51%, 10/16/2028 (a)	750	751
3.15%, 10/20/2031 (a)	211	208
0.85%, 3/16/2047 (a)	5,840	326
Greenpoint Mortgage Funding Trust
3.21%, 10/25/2045 (a)	1,115	920
Greenwich Capital Commercial Funding Corp
0.51%, 3/10/2039 (a)(b)(d)	54,791	1,015
5.44%, 3/10/2039 (a)	2,000	1,945
GSC Capital Corp Mortgage Trust
3.16%, 2/25/2036 (a)	675	473
GSR Mortgage Loan Trust
3.16%, 8/25/2046 (a)	213	137
Homebanc Mortgage Trust
3.23%, 1/25/2036 (a)(b)	1,124	852
Impac CMB Trust
3.88%, 10/25/2034 (a)	55	42
4.44%, 10/25/2034 (a)(b)	120	61
3.21%, 4/25/2035 (a)	317	205
3.40%, 8/25/2035 (a)	70	40
3.54%, 8/25/2035 (a)	61	34
3.14%, 4/25/2037 (a)	1,772	1,467
Impac Secured Assets CMN Owner Trust
3.07%, 9/25/2036 (a)	1,500	737
3.05%, 3/25/2037 (a)(b)	1,600	971
Indymac Index Mortgage Loan Trust
3.13%, 4/25/2035 (a)	153	126
3.20%, 8/25/2035 (a)	358	297
3.08%, 1/25/2037 (a)	1,460	983
3.13%, 6/25/2037 (a)	3,846	3,055
JP Morgan Alternative Loan Trust
3.04%, 3/25/2037 (a)(b)	1,460	907
JP Morgan Chase Commercial Mortgage Securities
5.63%, 6/12/2041 (a)	1,000	913
5.30%, 5/15/2047 (a)(b)	1,000	991
JP Morgan Mortgage Trust
5.30%, 7/25/2035	812	795
5.82%, 6/25/2036 (a)	300	260
5.82%, 1/25/2037 (a)(b)	971	958
LB-UBS Commercial Mortgage Trust
5.59%, 6/15/2031 (b)	390	398
Lehman XS Trust
3.12%, 6/25/2047 (a)	3,846	2,927
Merrill Lynch Alternative Note Asset Trust
3.11%, 4/25/2037 (a)	5,000	2,633
Merrill Lynch Mortgage Trust
5.84%, 5/12/2039 (a)	620	583
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.11%, 7/12/2046 (a)(d)	17,222	230
Morgan Stanley Capital I
3.40%, 12/20/2046 (a)(b)(d)	200	93
Residential Accredit Loans Inc
3.04%, 2/25/2037 (a)(b)	3,352	2,150
3.08%, 7/25/2037 (a)	975	770
3.04%, 3/25/2047 (a)(b)	2,776	1,943
Structured Adjustable Rate Mortgage Loan Trust
3.59%, 8/25/2034 (a)	1,428	629
Structured Asset Mortgage Investments I
3.13%, 5/25/2045 (a)	858	691
Wachovia Bank Commercial Mortgage Trust
0.67%, 12/15/2043 (a)(b)(d)	27,502	782
4.52%, 5/15/2044	2,680	2,656
WaMu Mortgage Pass Through Certificates
3.53%, 12/25/2027 (a)(b)	981	695
5.94%, 9/25/2036 (a)	205	203
6.07%, 9/25/2036 (a)(b)	236	232
5.70%, 6/25/2037 (a)	1,850	1,723
3.04%, 7/25/2044 (a)	93	82
3.26%, 1/25/2045 (a)(b)	201	131
3.27%, 11/25/2045 (a)(b)	902	813
3.12%, 8/25/2046 (a)	1,000	689
Washington Mutual Alternative Mortgage
3.17%, 6/25/2046 (a)(b)	726	340
3.08%, 1/25/2047 (a)	3,475	2,262

		78,579

Multi-Line Insurance ( 0.28%)
Metropolitan Life Global Funding I
3.11%, 5/17/2010 (a)(d)	1,400	1,372

Multimedia ( 0.70%)
Time Warner Inc
3.30%, 11/13/2009 (a)	2,050	1,978
Viacom Inc
3.15%, 6/16/2009 (a)	1,525	1,504

		3,482

Office Automation & Equipment ( 0.08%)
Xerox Corp
3.51%, 12/18/2009 (a)	400	393
See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil — Field Services (0.60%)
BJ Services Co
3.25%, 6/1/2008 (a)(b)	$3,000	$3,001

Oil & Gas Drilling (0.15%)
Transocean Inc
3.21%, 9/5/2008 (a)(b)	750	748

Oil Company — Exploration & Production (0.45%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (a)	1,250	1,229
Forest Oil Corp
8.00%, 6/15/2008	1,000	1,001

		2,230

Pipelines (0.10%)
Williams Cos Inc
4.70%, 10/1/2010 (a)(d)	500	512

Regional Banks (1.42%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (a)	4,000	2,948
Capital One Financial Corp
3.27%, 9/10/2009 (a)	1,900	1,731
Fleet Capital Trust II
7.92%, 12/11/2026	500	519
PNC Funding Corp
3.04%, 1/31/2012 (a)(b)	500	470
Wells Fargo & Co
3.29%, 8/20/2010 (a)	1,400	1,393

		7,061

RE1TS — Diversified (0.40%)
iStar Financial Inc
3.46%, 3/16/2009 (a)(b)	725	668
3.14%, 9/15/2009 (a)	500	448
3.34%, 3/9/2010 (a)	1,000	891

		2,007

RE1TS — Healthcare (0.44%)
HCP Inc
3.25%, 9/15/2008 (a)	2,250	2,213

RE1TS — Office Property (0.13%)
HRPT Properties Trust
3.40%, 3/16/2011 (a)(b)	720	658

RE1TS — Warehouse & Industrial (0.10%)
Prologis
3.34%, 8/24/2009 (a)(b)	500	481

Rental — Auto & Equipment (0.58%)
Erac USA Finance Co
3.15%, 4/30/2009 (a)(b)(d)	2,250	2,242
3.34%, 8/28/2009 (a)(d)	660	663

		2,905

Retail — Drug Store (0.29%)
CVS Caremark Corp
3.38%, 6/1/2010 (a)	1,500	1,456

Rubber — Tires (0.05%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (a)	250	250

Savings & Loans — Thrifts (0.44%)
Washington Mutual Bank/Henderson NV
3.31%, 2/4/2011 (a)	1,000	884
Washington Mutual Inc
3.01%, 1/15/2010 (a)(b)	500	463
2.90%, 3/22/2012 (a)	1,000	855

		2,202

Special Purpose Banks (0.21%)
Korea Development Bank
3.22%, 10/20/2009 (a)(b)	380	380
2.82%, 4/3/2010 (a)	665	663

		1,043

Special Purpose Entity (1.27%)
Genworth Global Funding Trusts
2.96%, 12/15/2010 (a)	935	875
ING USA Global Funding Trust
3.01%, 10/9/2009 (a)	2,300	2,282
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (a)(d)	720	720
Sirens BV
4.66%, 4/13/2012 (a)(d)(e)	2,000	1,937
Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (a)(d)	500	505

		6,319

Telecommunication Services (0.07%)
Telcordia Technologies Inc
6.46%, 7/15/2012 (a)(d)	440	365

Telephone — Integrated (0.62%)
Deutsche Telekom International Finance
2.78%, 3/23/2009 (a)	375	371
Sprint Nextel Corp
3.07%, 6/28/2010 (a)	400	346
Telecom Italia Capital SA
3.34%, 7/18/2011 (a)(b)	800	739
Telefonica Emisiones SAU
2.84%, 6/19/2009 (a)	700	692
3.44%, 2/4/2013 (a)(f)(g)	1,000	925

		3,073

Tobacco (0.61%)
Reynolds American Inc
3.50%, 6/15/2011 (a)	3,200	3,041
See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Tools — Hand Held (0.28%)
Snap-On Inc
2.84%, 1/12/2010 (a)	$1,400	$1,371

TOTAL BONDS		$313,344

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (60.66%)
Federal National Mortgage Association (FNMA) (1.31%)
6.58%, 7/1/2026 (a)	506	512
5.63%, 3/1/2033 (a)(b)	761	763
4.30%, 4/1/2033 (a)	354	364
3.89%, 5/1/2033 (a)	744	764
4.32%, 7/1/2033 (a)	454	460
6.74%, 7/1/2033 (a)	233	235
6.87%, 3/1/2034 (a)	465	473
6.76%, 4/1/2034 (a)	735	747
6.10%, 9/1/2034 (a)	313	316
4.67%, 5/1/2035 (a)(b)	827	831
4.67%, 5/1/2035 (a)	373	375
5.70%, 11/1/2035 (a)	651	654

		6,494

U.S. Treasury Inflation-Indexed Obligations (59.35%)
4.25%, 1/15/2010 (h)	2,233	2,398
0.88%, 4/15/2010 (h)	6,906	6,998
3.50%, 1/15/2011 (h)	14,900	16,216
2.38%, 4/15/2011 (h)	5,546	5,859
3.38%, 1/15/2012 (h)	8,399	9,252
2.00%, 4/15/2012 (h)	17,239	18,130
3.00%, 7/15/2012 (h)	8,571	9,390
0.625%, 4/15/2013	8,713	8,629
1.88%, 7/15/2013 (h)	14,091	14,801
2.00%, 1/15/2014 (h)	8,243	8,686
2.00%, 7/15/2014 (h)	22,955	24,211
1.63%, 1/15/2015 (h)	14,900	15,336
1.88%, 7/15/2015 (h)	19,628	20,507
2.00%, 1/15/2016 (h)	19,513	20,496
2.50%, 7/15/2016	10,750	11,718
2.38%, 1/15/2017 (h)	2,609	2,815
2.63%, 7/15/2017 (h)	14,300	15,733
1.63%, 1/15/2018 (h)	15,208	15,370
2.38%, 1/15/2025 (h)	5,329	5,606
2.00%, 1/15/2026 (h)	19,913	19,789
2.38%, 1/15/2027 (h)	16,276	17,115
1.75%, 1/15/2028 (h)	8,387	7,995
3.63%, 4/15/2028	4,712	5,895
3.88%, 4/15/2029 (h)	7,630	9,943
3.38%, 4/15/2032	1,890	2,385

		295,273

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$301,767

SHORT TERM INVESTMENTS (0.30%)
Commercial Paper (0.30%)
Textron Inc
2.90%, 5/1/2008 (b)	$1,500	$1,500

TOTAL SHORT TERM INVESTMENTS		$1,500

REPURCHASE AGREEMENTS (9.26%)
Finance — Investment Banker & Broker (8.96%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $45,072,000; 0.00%-7.625%; dated 05/12/08-03/14/36) (b)	$44,588	$44,586

Money Center Banks (0.30%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $776,000; 2.19%; dated 01/23/09)	754	753
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $776,000; 0.00%-5.36%; dated 05/16/08-04/15/18)	754	754

		1,507

TOTAL REPURCHASE AGREEMENTS		$46,093

Total Investments		$662,704
Liabilities in Excess of Other Assets, Net — (33.21)%		(165,228)

TOTAL NET ASSETS — 100.00%		$497,476

(a)	Variable Rate

(b)	Security was purchased with the cash proceeds from securities loans.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $575 or 0.12% of net assets.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $22,422 or 4.51% of net assets.

(e)	Security is Illiquid

(f)	Non-Income Producing Security

(g)	Security purchased on a when-issued basis.

(h)	Security or a portion of the security was on loan at the end of the period.
See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$11,248
Unrealized Depreciation	(54,667)

Net Unrealized Appreciation (Depreciation)	(43,419)
Cost for federal income tax purposes	706,123

All dollar amounts are shown in thousands (000’s)
Total Return Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a return equal to a 0.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Barclays Bank PLC. Expires June 2008.	$22,000	$(398)

Receive a return equal to a 1.63% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Barclays Bank PLC. Expires June 2008.	7,000	(240)

Receive a return equal to a 1.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 30 basis points with Barclays Bank PLC. Expires May 2008.	9,000	(117)

Receive a return equal to a 2.00% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 30 basis points with Morgan Stanley Capital Services. Expires May 2008.	15,000	40

Receive a return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 13.5 basis points with Barclays Bank PLC. Expires May 2008.	22,000	(906)

Receive a return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Morgan Stanley Capital Services. Expires June 2008.	14,000	(645)

Receive a return equal to a 2.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 35 basis points with Morgan Stanley Capital Services. Expires May 2008.	11,000	(54)

Receive a return equal to a 2.50% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 30 basis points with Morgan Stanley Capital Services. Expires June 2008.	8,000	(274)

Receive a return equal to a 3.00% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 60 basis points with Barclays Bank PLC. Expires July 2008.	14,000	(10)
See accompanying notes

Schedule of Investments
Inflation Protection Fund
April 30, 2008 (unaudited)

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Receive a return equal to a 3.38% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 16 basis points with Barclays Bank PLC. Expires May 2008.	$3,500	$(370)

Receive a return equal to a 3.63% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 35 basis points with Morgan Stanley Capital Services. Expires May 2008.	12,000	(1,036)

Receive a return equal to a 3.88% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 32 basis points with Barclays Bank PLC. Expires June 2008.	12,000	(1,106)

Receive a return equal to a 4.25% U.S. Treasury Inflation Index Obligation and pay monthly a floating rate based on 1 month LIBOR less 23 basis points with Morgan Stanley. Expires May 2008.	10,000	304

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Government	59.39%
Financial	24.35%
Asset Backed Securities	20.05%
Mortgage Securities	17.49%
Consumer, Non-cyclical	3.33%
Communications	2.40%
Industrial	1.97%
Energy	1.30%
Consumer, Cyclical	1.24%
Utilities	0.74%
Technology	0.62%
Diversified	0.33%
Liabilities in Excess of Other Assets, Net	(33.21%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Total Return Swaps	1.11%
See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (89.94%)
Agricultural Operations (0.39%)
Golden Agri-Resources Ltd	8,925,480	$5,595

Apparel Manufacturers (0.19%)
Youngone Corp	349,710	2,780

Applications Software (0.20%)
Infosys Technologies Ltd ADR (a)	65,470	2,860

Auto — Medium & Heavy Duty Trucks (0.24%)
Mahindra & Mahindra Ltd (a)(b)	211,337	3,519

Auto/Truck Parts & Equipment — Original (0.86%)
Hyundai Mobis	136,298	12,493

Auto/Truck Parts & Equipment — Replacement (0.31%)
Weichai Power Co Ltd (a)	800,000	4,501

Batteries & Battery Systems (0.41%)
BYD Electronic International Co Ltd (c)	5,336,500	5,903

Beverages — Non-Alcoholic (0.66%)
Coca-Cola Femsa SAB de CV	1,829,400	9,556

Brewery (0.56%)
Anadolu Efes Biracilik ve Malt Sanayii AS	504,695	4,591
Cia Cervecerias Unidas SA	483,172	3,482

		8,073

Building & Construction — Miscellaneous (0.83%)
GS Engineering & Construction Corp	29,904	4,399
Murray & Roberts Holdings Ltd	654,075	7,655

		12,054

Building Products — Cement & Aggregate (0.35%)
Grasim Industries Ltd (c)	82,720	5,000

Casino Hotels (1.04%)
Genting Bhd	2,886,500	5,848
Resorts World Bhd	8,627,400	9,231

		15,079

Cellular Telecommunications (6.52%)
America Movil SAB de CV ADR	255,322	14,798
Cellcom Israel Ltd	236,284	7,812
China Mobile Ltd	2,541,962	43,741
Mobile Telesystems OJSC ADR	51,523	3,997
MTN Group Ltd	323,424	6,180
SK Telecom Co Ltd	12,515	2,534
SK Telecom Co Ltd ADR	104,628	2,361
Turkcell Iletisim Hizmet AS	523,036	4,184
Vimpel-Communications ADR	287,133	8,660

		94,267

Chemicals — Diversified (0.67%)
Israel Chemicals Ltd	526,587	9,714

Chemicals — Other (0.31%)
Kingboard Chemical Holdings Ltd	933,500	4,426

Chemicals — Plastics (0.40%)
Formosa Plastics Corp	2,012,000	5,749

Coal (1.45%)
Banpu Public Co Ltd (b)(c)	482,400	6,694
Bumi Resources Tbk PT	19,798,000	14,276

		20,970

Commercial Banks (11.21%)
BanColombia SA ADR	156,469	6,246
Bangkok Bank Public Co (b)(c)	1,795,200	7,926
Bank Leumi Le- Israel BM	1,994,739	9,935
Bank of Communications Co Ltd	3,317,000	4,776
Bank of India	771,132	6,515
Bank Rakyat Indonesia	5,775,500	3,726
China Merchants Bank Co Ltd (a)	3,193,500	13,338
Commercial International Bank	316,868	5,339
Credicorp Ltd	63,888	5,134
Daegu Bank	402,540	6,384
Industrial and Commercial Bank of China Ltd	22,511,000	17,822
Komercni Banka AS	23,736	5,830
Kookmin Bank	156,692	10,924
Korea Exchange Bank	620,800	9,442
Nedbank Group Ltd	373,010	5,648
Powszechna Kasa Oszczednosci Bank Polaki SA	330,714	6,880
PT Bank Central Asia Tbk	21,561,000	7,014
Sberank RF GDR (a)(b)(c)	15,735	5,899
Siam Commercial Bank Public (b)(c)	3,114,300	8,741
State Bank of India Ltd (a)(b)	47,779	4,439
Taiwan Cooperative Bank	5,115,000	5,376
Turkiye Garanti Bankasi AS	871,334	4,681

		162,015

Computers (1.08%)
Acer Inc	3,304,130	7,162
High Tech Computer Corp	329,000	8,483

		15,645

Diversified Financial Services (2.30%)
First Financial Holding Co Ltd	15,545,000	18,890
Fubon Financial Holding Co Ltd	9,259,000	11,039
Intergroup Financial Services Corp (b)	162,220	3,374

		33,303

Diversified Minerals (0.88%)
Antofagasta PLC	467,409	7,458
See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Minerals (continued)
Timah Tbk PT	1,519,500	$5,297

		12,755

Diversified Operations (2.35%)
Alfa SAB de CV (a)	1,083,100	7,590
Barloworld Ltd	421,164	6,155
Beijing Enterprises Holdings Ltd	361,427	1,486
Citic Pacific Ltd	1,431,000	6,702
GS Holdings Corp (a)	150,280	6,018
Shanghai Industrial Holdings Ltd	1,431,000	5,931

		33,882

Electric — Generation (1.17%)
CEZ (c)	127,834	9,501
Huaneng Power International Inc	8,890,000	7,403

		16,904

Electric — Integrated (0.33%)
Tata Power Co Ltd	140,368	4,836

Electric — Transmission (0.46%)
Cia de Transmissao de Energia Eletrica Paulista	259,300	6,674

Electric Products — Miscellaneous (1.30%)
LG Electronics Inc	120,339	18,783

Electronic Components — Miscellaneous (2.42%)
Asustek Computer Inc	2,690,000	8,729
AU Optronics Corp	5,948,000	11,623
Hon Hai Precision Industry Co Ltd	986,900	5,721
LG Display Co Ltd (a)	202,553	8,909

		34,982

Electronic Components — Semiconductors (2.93%)
Samsung Electronics Co Ltd	59,635	42,288

Electronic Measurement Instruments (0.30%)
Chroma Ate Inc	1,839,000	4,349

Finance — Investment Banker & Broker (0.65%)
Tong Yang Investment Bank	537,625	9,330

Finance — Other Services (0.48%)
Grupo Financiero Banorte SAB de CV	1,618,500	7,003

Food — Confectionery (0.46%)
Lotte Confectionery Co Ltd (a)	5,600	6,669

Food — Dairy Products (0.37%)
Wimm-Bill-Dann Foods ADR	44,085	5,365

Food — Meat Products (1.25%)
Perdigao SA (c)	661,200	18,000

Food — Retail (0.38%)
Shoprite Holdings Ltd	968,024	5,498

Gold Mining (0.51%)
Gold Fields Ltd	359,561	4,755
Zhaojin Mining Industry Co Ltd (a)	1,623,000	2,562

		7,317

Internet Application Software (0.33%)
Tencent Holdings Ltd	719,400	4,773

Internet Security (0.35%)
Check Point Software Technologies Ltd (c)	213,398	5,041

Life & Health Insurance (1.13%)
China Life Insurance Co Ltd/Taiwan (c)	5,904,000	5,139
China Life Insurance Co Ltd (a)	733,000	3,179
Sanlam Ltd (a)	3,049,861	8,066

		16,384

Medical — Generic Drugs (1.46%)
Teva Pharmaceutical Industries Ltd ADR (a)	449,494	21,027

Metal — Diversified (1.00%)
MMC Norilsk Nickel ADR	534,644	14,489

Metal — Iron (0.39%)
Kumba Iron Ore Ltd	129,268	5,641

Metal Processors & Fabrication (0.70%)
Jiangxi Copper Co Ltd	2,315,000	5,614
Sung Kwang Bend Co Ltd (a)	146,678	4,528

		10,142

Miscellaneous Manufacturers (0.18%)
Peace Mark Holdings Ltd	2,270,000	2,645

Non-Ferrous Metals (0.68%)
Grupo Mexico SAB de CV	1,348,300	9,834

Oil — Field Services (0.48%)
Eurasia Drilling Co Ltd (b)(c)	300,135	6,963

Oil Company — Exploration & Production (5.68%)
CNOOC Ltd	10,804,000	19,076
Oao Gazprom (a)(b)(c)(d)	23,609	3,122
Oao Gazprom (c)	1,026,056	54,278
Oil & Natural Gas Corp Ltd	218,937	5,583

		82,059

Oil Company — Integrated (8.78%)
China Petroleum & Chemical Corp	6,884,000	7,305
LUKOIL ADR	251,359	22,572
PetroChina Co Ltd	4,006,807	5,964
Petroleo Brasileiro SA ADR	554,638	67,344
See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Integrated (continued)
Sasol Ltd	416,272	$23,672

		126,857

Oil Refining & Marketing (2.12%)
Reliance Industries Ltd	255,670	16,499
Thai Oil Public Co Ltd (b)(c)	2,541,200	5,690
Tupras-Turkiye Petrol Rafinerileri AS	309,746	8,380

		30,569

Petrochemicals (0.74%)
LG Chem Ltd	57,437	5,728
PTT Chemical PLC (b)(c)	1,450,900	4,896

		10,624

Platinum (1.36%)
Impala Platinum Holdings Ltd	482,308	19,645

Property & Casualty Insurance (0.96%)
Dongbu Insurance Co Ltd	109,480	4,111
PICC Property & Casualty Co Ltd	10,006,000	9,809

		13,920

Real Estate Operator & Developer (1.78%)
Agile Property Holdings Ltd	4,284,000	5,959
Cyrela Brazil Realty SA	424,800	7,041
DLF Ltd	324,836	5,653
Quality Houses Public Company Ltd (b)(c)	6,730,028	556
Shenzhen Investment Ltd	11,974,000	6,530

		25,739

Retail — Automobile (0.50%)
PT Astra International Tbk	3,298,500	7,154

Rubber — Tires (0.40%)
Cheng Shin Rubber Industry Co Ltd	3,032,000	5,766

Semiconductor Component — Integrated Circuits (2.21%)
Powertech Technology Inc	1,454,000	5,850
Taiwan Semiconductor Manufacturing Co Ltd	11,903,327	26,076

		31,926

Semiconductor Equipment (0.07%)
ASM Pacific Technology Ltd (a)	143,100	975

Silver Mining (0.33%)
Polymetal (a)(b)(c)	614,644	4,733

Steel — Producers (4.46%)
China Steel Corp	3,846,000	6,316
Dongkuk Steel Mill Co Ltd	145,160	6,804
Evraz Group SA (b)	152,352	15,807
Mechel ADR (a)	86,346	12,589
POSCO ADR (a)	97,821	12,071
Shougang Concord International Enterprises Company Ltd	16,642,000	5,189
Tata Steel Ltd (c)	275,944	5,666

		64,442

Steel Pipe & Tube (0.12%)
OAO TMK	53,891	1,778

Telecommunication Equipment (0.21%)
TM International Bhd (c)	1,308,900	2,963

Telecommunication Services (1.62%)
Chunghwa Telecom Co Ltd (c)	5,538,000	14,278
Maxcom Telecomunicaciones SAB de CV ADR (c)	3,276	36
Orascom Telecom Holding SAE	60,052	912
Reliance Communications Ltd	440,426	6,282
Telekom Malaysia Bhd	1,652,200	1,893

		23,401

Telephone — Integrated (1.76%)
Brasil Telecom Participacoes SA	305,672	4,699
KTCorp	226,450	10,457
Tele Norte Leste Participacoes SA ADR (a)	270,487	6,197
Telefonos de Mexico SAB de CV ADR (a)	112,097	4,042

		25,395

Television (0.30%)
Central European Media Enterprises Ltd (c)	41,021	4,272

Transport — Marine (2.40%)
China COSCO Holdings Co Ltd	2,496,000	7,446
China Shipping Development Co Ltd	1,670,000	5,604
Pacific Basin Shipping Ltd	3,544,000	6,485
STX Pan Ocean Co Ltd (a)	2,926,000	7,272
U-Ming Marine Transport Corp	2,363,000	7,916
Wan Hai Lines Ltd	1	—

		34,723

Water (0.63%)
Cia de Saneamento Basico do Estado de Sao Paulo (c)	354,980	9,036

Web Portals (0.59%)
NHN Corp (a)(c)	36,802	8,552

TOTAL COMMON STOCKS		$1,299,605

PREFERRED STOCKS (8.07%)
Commercial Banks (2.11%)
Banco Bradesco SA	1,143,600	26,488
Banco Itau Holding Financeira SA	137,516	3,984

		30,472

Diversified Minerals (3.82%)
Cia Vale do Rio Doce	1,710,030	55,183
See accompanying notes

Schedule of Investments
International Emerging Markets Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

PREFERRED STOCKS (continued)
Electric — Integrated (0.43%)
Cia Energetica de Minas Gerais	298,102	$6,196

Investment Companies (0.00%)
Lereko Mobility Pty Ltd	4,384	18

Steel — Producers (1.71%)
Usinas Siderurgicas de Minas Gerais SA	507,825	24,796

TOTAL PREFERRED STOCKS		$116,665

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.96%)
Commercial Paper (0.96%)
Investment in Joint Trading Account; General Electric Capital 2.25%, 5/1/2008	$6,929	$6,929
Investment in Joint Trading Account; Prudential Funding 2.00%, 5/1/2008	6,930	6,930

		13,859

TOTAL SHORT TERM INVESTMENTS		$13,859

REPURCHASE AGREEMENTS (6.47%)
Finance — Investment Banker & Broker (6.47%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $94,524,000; 0.00% — 7.625%; dated 05/12/08 — 03/14/36) (e)	$93,510	$93,505

TOTAL REPURCHASE AGREEMENTS		$93,505

Total Investments		$1,523,634
Liabilities in Excess of Other Assets, Net— (5.44)%		(78,593)

TOTAL NET ASSETS — 100.00%		$1,445,041

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $82,359 or 5.70% of net assets.

(c)	Non-Income Producing Security

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $3,122 or 0.22% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$216,356
Unrealized Depreciation	(57,078)

Net Unrealized Appreciation (Depreciation)	159,278
Cost for federal income tax purposes	1,364,356

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

Brazil	16.31%
Korea, Republic Of	14.04%
Taiwan, Province Of China	10.97%
Russian Federation	10.00%
United States	7.43%
China	7.33%
Hong Kong	7.14%
South Africa	6.43%
India	4.63%
Israel	3.70%
Mexico	3.66%
Indonesia	2.59%
Thailand	2.39%
Turkey	1.51%
Malaysia	1.38%
Luxembourg	1.09%
Czech Republic	1.06%
Bermuda	0.65%
United Kingdom	0.52%
Poland	0.48%
Egypt	0.43%
Colombia	0.43%
Cayman Islands	0.41%
Singapore	0.39%
Chile	0.24%
Peru	0.23%
Liabilities in Excess of Other Assets, Net	(5.44%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.08%)
Advertising Sales (0.28%)
Teleperformance	159,919	$6,617

Aerospace & Defense (0.75%)
BAE Systems PLC	1,941,614	18,019

Aerospace & Defense Equipment (0.36%)
Cobham PLC	1,972,534	8,648

Agricultural Chemicals (2.69%)
Agruim Inc (a)	154,300	12,133
Incitec Pivot Ltd (b)	65,956	10,068
Potash Corp of Saskatchewan (a)	163,100	30,024
Yara International ASA	165,150	12,105

		64,330

Agricultural Operations (0.25%)
Golden Agri-Resources Ltd	9,387,000	5,884

Athletic Footwear (0.30%)
Adidas AG (b)	113,187	7,248

Audio & Video Products (0.87%)
Matsushita Electric Industrial Co Ltd	884,000	20,786

Auto — Car & Light Trucks (0.79%)
Daihatsu Motor Co Ltd	413,000	4,933
Fiat SpA (b)	621,241	13,959

		18,892

Auto/Truck Parts & Equipment — Original (1.02%)
Aisin Seiki Co Ltd	218,600	7,631
Tokai Rika Co Ltd	240,200	5,867
Toyoda Gosei Co Ltd	171,600	6,238
Toyota Boshoku Corp	164,500	4,699

		24,435

Beverages — Non-Alcoholic (0.63%)
Coca Cola Hellenic Bottling Co SA	331,970	14,980

Brewery (0.76%)
InBev NV (b)	168,928	13,927
Kirin Holdings Co Ltd	244,000	4,341

		18,268

Building — Heavy Construction (0.90%)
NCC AB (b)	161,300	3,105
Vinci SA (b)	249,451	18,474

		21,579

Building & Construction — Miscellaneous (0.68%)
Koninklijke Boskalis Westminster NV	100,499	6,070
Leighton Holdings Ltd (b)	232,253	10,319

		16,389

Building Products — Air & Heating (0.65%)
Daikin Industries Ltd	313,800	15,632

Capacitors (0.24%)
Mitsumi Electric Co Ltd	174,600	5,843

Chemicals — Diversified (3.49%)
BASF SE (b)	208,129	29,687
Bayer AG (b)	315,812	26,954
K+S AG	33,000	13,758
Koninklijke DSM NV	93,713	5,067
Nitto Denko Corp	192,200	7,967

		83,433

Chemicals — Specialty (0.76%)
Lonza Group AG	64,153	8,767
SGL Carbon AG (a)	137,638	9,398

		18,165

Coal (0.22%)
Fording Canadian Coal Trust (a)	83,600	5,152

Commercial Banks (3.65%)
Alpha Bank AE	481,238	16,457
BOC Hong Kong Holdings Ltd	2,386,000	6,169
Chiba Bank Ltd/The	741,000	5,836
DnB NOR ASA	603,100	9,042
KBC Groep NV	83,839	11,408
National Bank of Greece SA	250,070	13,885
Standard Chartered PLC	687,371	24,519

		87,316

Commercial Services (0.53%)
Aggreko Plc	616,386	7,237
Intertek Group PLC	281,240	5,441

		12,678

Computer Data Security (0.18%)
Gemalto NV (a)	136,811	4,426

Computer Services (0.26%)
CGI Group Inc (a)	542,816	6,322

Computers (1.26%)
Research in Motion Ltd (a)	247,600	30,139

Computers — Integrated Systems (0.38%)
Aveva Group PLC	201,573	4,894
Ingenico	123,655	4,180

		9,074

Dialysis Centers (0.39%)
Fresenius Medical Care AG & Co KGaA	175,298	9,356
See accompanying notes

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (1.23%)
Siemens AG	160,874	$19,078
Wartsila Oyj (b)	149,216	10,252

		29,330

Diversified Minerals (5.70%)
Anglo American PLC	579,249	37,650
BHP Billiton Ltd	1,096,398	43,726
BHP Billiton PLC	642,006	22,977
Sumitomo Metal Mining Co Ltd	538,000	9,784
Xstrata PLC	284,238	22,301

		136,438

Diversified Operations (0.68%)
GEA Group AG	299,592	11,181
Groupe Bruxelles Lambert SA	3,085	393
Wharf Holdings Ltd	909,000	4,613

		16,187

Electric — Integrated (4.60%)
A2A SpA	2,315,856	8,552
E.ON AG (b)	248,723	50,876
Enel SpA	968,177	10,567
International Power PLC	1,646,612	14,381
RWE AG	72,005	8,337
Suez SA	243,411	17,294

		110,007

Electric — Transmission (0.26%)
Terna Rete Elettrica Nazionale SpA	1,424,332	6,316

Electric Products — Miscellaneous (0.78%)
Laird Group Plc	323,539	3,213
Sharp Corp	913,000	15,339

		18,552

Electronic Components — Miscellaneous (0.93%)
Chemring Group Plc	123,689	6,060
Hosiden Corp (b)	328,000	6,655
Nippon Electric Glass Co Ltd	614,000	9,477

		22,192

Energy (0.23%)
Centennial Coal Company Ltd (b)	1,278,851	5,442

Energy — Alternate Sources (0.75%)
Vestas Wind Systems A/S (a)	163,200	17,894

Engineering — Research & Development Services (1.81%)
ABB Ltd	1,045,886	32,139
WorleyParsons Ltd	305,901	11,199

		43,338

Enterprise Software & Services (0.46%)
Autonomy Corp PLC (a)	383,105	6,524
Temenos Group AG (a)(b)	156,447	4,409

		10,933

Entertainment Software (0.35%)
UBISOFT Entertainment (a)	83,449	8,418

Filtration & Separation Products (0.52%)
Alfa Laval AB (b)	189,350	12,461

Finance — Investment Banker & Broker (0.23%)
Babcock & Brown Ltd (b)	399,507	5,541

Finance — Other Services (1.68%)
Deutsche Boerse AG	117,075	17,125
ICAP PLC	677,288	7,892
Man Group PLC	1,309,398	15,139

		40,156

Food — Catering (0.42%)
Compass Group PLC	1,484,314	10,064

Food — Miscellaneous/Diversified (3.87%)
Nestle SA (b)	136,429	65,440
Unilever NV	382,124	12,888
Unilever PLC	421,799	14,274

		92,602

Food — Retail (1.97%)
Tesco PLC	1,320,034	11,260
WM Morrison Supermarkets PLC	2,651,812	15,106
Woolworths Ltd	766,294	20,750

		47,116

Gambling (Non-Hotel) (0.20%)
Paddy Power PLC	135,673	4,745

Gas — Distribution (0.48%)
Gaz de France SA (b)	173,183	11,449

Gold Mining (0.81%)
Barrick Gold Corp. (a)	502,100	19,299

Import & Export (2.29%)
ITOCHU Corp	1,263,000	13,178
Marubeni Corp	1,694,000	13,505
Mitsubishi Corp	362,600	11,647
Mitsui & Co Ltd	340,000	7,978
Sojitz Corp	2,226,477	8,565

		54,873

Industrial Gases (1.50%)
Air Liquide	129,339	19,533
Linde AG	111,958	16,451

		35,984

See accompanying notes

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Controls (0.20%)
Rotork Plc	227,914	$4,862

International Equity (1.00%)
iShares MSCI EAFE Index Fund	314,380	23,833

Internet Content — Information & News (0.27%)
Seek Ltd (b)	1,379,766	6,509

Leisure & Recreation Products (0.18%)
Sankyo Co Ltd	70,500	4,237

Life & Health Insurance (1.18%)
Power Corp Of Canada (b)	227,500	7,978
Prudential PLC	1,480,444	20,311

		28,289

Machinery — Construction & Mining (0.72%)
Komatsu Ltd	570,800	17,291

Machinery — General Industry (1.42%)
Alstom	85,029	19,783
MAN AG (b)	101,204	14,206

		33,989

Medical — Biomedical/Gene (0.76%)
CSL Ltd/Australia	484,461	18,188

Medical — Drugs (6.24%)
Astellas Pharma Inc	195,300	7,982
AstraZeneca PLC	245,001	10,366
GlaxoSmithKline PLC	1,311,553	29,233
Ipsen	88,316	5,414
Kyowa Hakko Kogyo Co Ltd	546,000	4,941
Novartis AG	507,854	25,830
Novo Nordisk A/S	319,200	21,974
Roche Holding AG	153,285	25,564
Shire PLC	684,058	12,738
Taisho Pharmaceutical Co	276,000	5,266

		149,308

Medical Products (0.35%)
Sonova Holding AG	97,909	8,287

Metal — Copper (0.43%)
First Quantum Minerals Ltd	118,400	10,396

Metal — Diversified (2.24%)
Rio Tinto Ltd (b)	208,174	26,728
Rio Tinto PLC	228,831	26,894

		53,622

Metal — Iron (0.18%)
Mount Gibson Iron Ltd (a)	1,546,787	4,276

Multi-Line Insurance (0.67%)
Assicurazioni Generali SpA	141,782	6,318
Zurich Financial Services AG	31,761	9,725

		16,043

Multimedia (0.47%)
Vivendi (b)	273,642	11,139

Networking Products (0.34%)
NTT Data Corp	1,987	8,159

Office Automation & Equipment (0.23%)
Canon Inc	111,430	5,572

Oil — Field Services (0.88%)
Fugro NV	104,209	9,327
John Wood Group PLC	727,614	6,214
Petrofac Ltd	465,703	5,463

		21,004

Oil Company — Exploration & Production (2.46%)
Addax Petroleum Corp	138,800	6,186
Canadian Oil Sands Trust	164,200	7,374
EnCana Corp (a)	365,500	29,488
Inpex Holdings Inc	966	10,776
Petrobank Energy & Resources Ltd (a)	105,600	5,096

		58,920

Oil Company — Integrated (3.25%)
BG Group PLC	1,384,516	33,887
Husky Energy Inc	238,300	10,761
Imperial Oil Ltd (a)(b)	266,400	15,718
OMV AG	107,818	8,157
StatoilHydro ASA	255,850	9,276

		77,799

Photo Equipment & Supplies (0.49%)
Nikon Corp (b)	403,000	11,627

Real Estate Management & Services (0.83%)
Mitsubishi Estate Co Ltd	685,000	19,894

Real Estate Operator & Developer (0.89%)
Capitaland Ltd	2,299,000	11,511
Kerry Properties Ltd (b)	1,446,000	9,788

		21,299

RE1TS — Diversified (0.48%)
Unibail-Rodamco (b)	44,270	11,458

Retail — Apparel & Shoe (0.72%)
Hennes & Mauritz AB (b)	289,575	17,219

Retail — Computer Equipment (0.40%)
Game Group Plc	1,743,657	9,508
See accompanying notes

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Consumer Electronics (0.46%)
GOME Electrical Appliances Holdings Ltd (b)	3,117,000	$7,119
JB Hi-Fi Ltd (b)	453,016	3,890

		11,009

Retail — Drug Store (0.48%)
Shoppers Drug Mart Corp	216,500	11,434

Retail — Jewelry (0.51%)
Swatch Group AG	44,739	12,090

Retail — Music Store (0.17%)
HMV Group PLC	1,523,750	4,090

Rubber — Tires (0.26%)
Nokian Renkaat OYJ (b)	148,240	6,326

Rubber & Vinyl (0.24%)
JSR Corp	253,000	5,706

Security Services (0.38%)
G4S PLC	2,014,539	9,143

Soap & Cleaning Products (0.95%)
Reckitt Benckiser PLC	390,750	22,826

Steel — Producers (1.75%)
ArcelorMittal	392,665	34,826
OneSteel Ltd	1,185,937	7,172

		41,998

Telecommunication Services (0.61%)
Telenor ASA	726,200	14,698

Telephone — Integrated (2.89%)
Belgacom SA	99,892	4,625
KDDI Corp	1,995	12,778
Koninklijke (Royal) KPN NV	277,066	5,098
Telefonica SA	1,607,444	46,610

		69,111

Therapeutics (0.33%)
Grifols SA	280,604	7,865

Tobacco (2.52%)
British American Tobacco PLC	743,405	28,040
Imperial Tobacco Group PLC	396,747	19,083
Japan Tobacco Inc	2,717	13,221

		60,344

Tools — Hand Held (0.43%)
Makita Corp	301,600	10,384

Toys (1.07%)
Nintendo Co Ltd	46,800	25,699

Transport — Marine (1.12%)
Mitsui OSK Lines Ltd	1,261,000	17,354
Nippon Yusen KK	985,000	9,567

		26,921

Transport — Rail (0.65%)
Central Japan Railway Co	1,598	15,675

Transport — Services (0.55%)
National Express Group PLC	278,345	5,125
Stagecoach Group PLC	1,566,917	7,999

		13,124

Travel Services (0.24%)
Thomas Cook Group PLC	1,367,969	5,846

Web Portals (0.39%)
Yahoo! Japan Corp	21,193	9,385

Wireless Equipment (1.76%)
Nokia OYJ
	1,367,969	42,122

TOTAL COMMON STOCKS		$2,371,472

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (0.80%)
Commercial Paper (0.80%)
Investment in Joint Trading Account; General Electric Capital 2.25%, 5/1/2008	$9,580	$9,579
Investment in Joint Trading Account; Prudential Funding 2.00%, 5/1/2008	9,580	9,580

		19,159

TOTAL SHORT TERM INVESTMENTS		$19,159

REPURCHASE AGREEMENTS (14.12%)
Finance — Investment Banker & Broker (14.12%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $341,695,000; 0.00%-7.625%; dated 05/12/08-03/14/36) (c)	$338,030	$338,011

TOTAL REPURCHASE AGREEMENTS		$338,011

Total Investments		$2,728,642
Liabilities in Excess of Other Assets, Net — (14.00)%		(335,074)

TOTAL NET ASSETS — 100.00%		$2,393,568

See accompanying notes

Schedule of Investments
International Growth Fund
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$310,241
Unrealized Depreciation	(78,462)

Net Unrealized Appreciation (Depreciation)	231,779
Cost for federal income tax purposes	2,496,863

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Country	Percent

United Kingdom	20.68%
Japan	16.77%
United States	15.92%
Germany	9.76%
Switzerland	9.22%
Canada	8.41%
Australia	7.26%
France	5.77%
Finland	2.45%
Spain	2.28%
Italy	1.91%
Greece	1.89%
Norway	1.88%
Denmark	1.67%
Netherlands	1.61%
Luxembourg	1.45%
Sweden	1.37%
Belgium	1.27%
Hong Kong	1.16%
Singapore	0.73%
Austria	0.34%
Ireland	0.20%
Liabilities in Excess of Other Assets, Net	(14.00%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (93.86%)
Aerospace & Defense Equipment (1.87%)
United Technologies Corp	852,200	$61,759

Agricultural Chemicals (3.96%)
Monsanto Co	561,297	63,999
Potash Corp of Saskatchewan	363,500	66,866

		130,865

Agricultural Operations (1.69%)
Archer-Daniels-Midland Co	1,266,300	55,793

Applications Software (4.31%)
Microsoft Corp	4,988,000	142,258

Beverages — Non-Alcoholic (4.19%)
Coca-Cola Co/The	2,352,603	138,498

Coal (0.95%)
Peabody Energy Corp	514,000	31,421

Commercial Services (1.37%)
Alliance Data Systems Corp (a)	790,500	45,383

Commercial Services — Finance (5.18%)
Mastercard Inc	319,981	89,006
Visa Inc (a)	501,032	41,811
Western Union Co/The	1,749,300	40,234

		171,051

Computers (7.23%)
Apple Inc (a)	488,007	84,889
Hewlett-Packard Co	2,110,500	97,822
Research In Motion Ltd (a)	460,991	56,070

		238,781

Cosmetics & Toiletries (1.87%)
Avon Products Inc	1,584,461	61,826

E-Commerce — Products (1.08%)
Amazon.com Inc (a)	452,900	35,612

E-Commerce — Services (1.33%)
eBay Inc (a)	1,399,500	43,790

Electric Products — Miscellaneous (1.60%)
Emerson Electric Co	1,009,500	52,756

Electronic Components — Semiconductors (1.16%)
MEMC Electronic Materials Inc (a)	610,200	38,424

Energy — Alternate Sources (1.69%)
First Solar Inc (a)(b)	191,400	55,887

Fiduciary Banks (1.54%)
State Street Corp	705,183	50,872

Finance — Investment Banker & Broker (5.12%)
Goldman Sachs Group Inc/The	411,800	78,806
JPMorgan Chase & Co	1,894,800	90,287

		169,093

Food — Confectionery (2.51%)
WM Wrigley Jr Co	1,088,151	82,874

Instruments — Scientific (1.30%)
Thermo Fisher Scientific Inc (a)(b)	740,200	42,835

Machinery — Construction & Mining (1.01%)
Caterpillar Inc	407,000	33,325

Machinery — Farm (2.06%)
Deere & Co	809,400	68,046

Medical — Biomedical/Gene (1.99%)
Genentech Inc (a)	458,800	31,290
Genzyme Corp (a)	490,800	34,528

		65,818

Medical — Generic Drugs (1.65%)
Teva Pharmaceutical Industries Ltd ADR	1,161,600	54,340

Medical Instruments (2.22%)
Intuitive Surgical Inc (a)	253,971	73,464

Medical Products (1.69%)
Baxter International Inc	897,200	55,914

Networking Products (2.58%)
Cisco Systems Inc (a)	3,321,300	85,158

Oil Company — Exploration & Production (6.94%)
Devon Energy Corp	1,038,800	117,800
Occidental Petroleum Corp	860,800	71,627
XTO Energy Inc	645,752	39,946

		229,373

Oil Company — Integrated (1.12%)
Hess Corp	347,500	36,905

Oil Field Machinery & Equipment (1.82%)
National Oilwell Varco Inc (a)	880,500	60,270

Optical Supplies (1.66%)
Alcon Inc	347,300	54,873

Pharmacy Services (1.71%)
Express Scripts Inc (a)	805,300	56,387
See accompanying notes

Schedule of Investments
LargeCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (1.62%)
Capital One Financial Corp	1,008,600	$53,456

Retail — Apparel & Shoe (0.99%)
Guess ? Inc	854,322	32,703

Retail — Discount (3.01%)
Wal-Mart Stores Inc	1,716,100	99,499

Retail — Major Department Store (0.88%)
Saks Inc (a)(b)	2,227,200	28,976

Retail — Restaurants (2.29%)
McDonald’s Corp	1,269,200	75,619

Semiconductor Equipment (0.92%)
Applied Materials Inc	1,631,000	30,434

Therapeutics (3.73%)
Gilead Sciences Inc (a)	2,378,800	123,127

Transport — Rail (0.29%)
Union Pacific Corp	66,788	9,697

Web Portals (2.50%)
Google Inc (a)	143,790	82,577

Wireless Equipment (1.23%)
American Tower Corp (a)	393,000	17,064
Qualcomm Inc	543,000	23,452

		40,516

TOTAL COMMON STOCKS		$3,100,255

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (6.16%)
Money Center Banks (6.16%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $21,215,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (c)	$20,975	$20,974
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $93,985,000; 2.19%; dated 01/23/09)	91,253	91,247
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $93,985,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	91,253	91,248

		203,469

TOTAL REPURCHASE AGREEMENTS		$203,469

Total Investments		$3,303,724
Liabilities in Excess of Other Assets, Net — (0.02)%		(579)

TOTAL NET ASSETS — 100.00%		$3,303,145

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$567,809
Unrealized Depreciation	(64,237)

Net Unrealized Appreciation (Depreciation)	503,572
Cost for federal income tax purposes	2,800,152
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Consumer, Non-cyclical	31.46%
Financial	14.44%
Technology	13.62%
Energy	12.53%
Communications	8.71%
Industrial	8.13%
Consumer, Cyclical	7.17%
Basic Materials	3.96%
Liabilities in Excess of Other Assets, Net	(0.02%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.41%)
Advertising Agencies (0.16%)
Interpublic Group of Cos Inc (a)(b)	42,356	$383
Omnicom Group Inc	28,822	1,376

		1,759

Aerospace & Defense (1.63%)
Boeing Co	68,758	5,835
General Dynamics Corp	36,160	3,270
Lockheed Martin Corp	30,820	3,268
Northrop Grumman Corp	30,379	2,235
Raytheon Co	38,332	2,452
Rockwell Collins Inc	14,599	921

		17,981

Aerospace & Defense Equipment (0.65%)
Goodrich Corp	11,244	766
United Technologies Corp	88,238	6,395

		7,161

Agricultural Chemicals (0.51%)
Monsanto Co	49,264	5,617

Agricultural Operations (0.23%)
Archer-Daniels-Midland Co	57,857	2,549

Airlines (0.08%)
Southwest Airlines Co	66,136	876

Apparel Manufacturers (0.05%)
VF Corp	7,885	587

Appliances (0.05%)
Whirlpool Corp (a)	6,798	495

Applications Software (1.99%)
Citrix Systems Inc (b)	16,657	545
Compuware Corp (b)	24,652	186
Intuit Inc (b)	29,463	795
Microsoft Corp	719,556	20,522

		22,048

Athletic Footwear (0.21%)
Nike Inc	34,421	2,299

Audio & Video Products (0.02%)
Harman International Industries Inc	5,437	222

Auto — Car & Light Trucks (0.26%)
Ford Motor Co (a)(b)	198,408	1,639
General Motors Corp (a)	50,888	1,180

		2,819

Auto — Medium & Heavy Duty Trucks (0.14%)
Paccar Inc	32,964	1,560

Auto/Truck Parts & Equipment — Original (0.17%)
Johnson Controls Inc	53,380	1,882

Beverages — Non-Alcoholic (1.94%)
Coca-Cola Co/The	179,678	10,577
Coca-Cola Enterprises Inc	25,852	582
Pepsi Bottling Group Inc	12,334	416
PepsiCo Inc	144,000	9,868

		21,443

Beverages — Wine & Spirits (0.08%)
Brown-Forman Corp	7,582	516
Constellation Brands Inc (a)(b)	17,446	320

		836

Brewery (0.35%)
Anheuser-Busch Cos Inc	64,291	3,163
Molson Coors Brewing Co	12,365	678

		3,841

Broadcasting Services & Programming (0.12%)
Clear Channel Communications Inc	44,759	1,350

Building — Residential & Commercial (0.11%)
Centex Corp	11,003	229
DR Horton Inc	24,633	382
KB Home	6,921	156
Lennar Corp	12,505	230
Pulte Homes Inc	19,215	250

		1,247

Building Products — Air & Heating (0.07%)
Trane Inc	15,623	727

Building Products — Wood (0.05%)
Masco Corp	32,786	597

Cable TV (0.65%)
Comcast Corp	270,691	5,563
DIRECTV Group Inc/The (b)	64,054	1,578

		7,141

Casino Services (0.09%)
International Game Technology	28,121	977

Chemicals — Diversified (0.80%)
Dow Chemical Co/The	84,470	3,392
EI Du Pont de Nemours & Co	80,851	3,954
PPG Industries Inc	14,728	904
Rohm & Haas Co	11,270	602

		8,852

Chemicals — Specialty (0.24%)
Ashland Inc	5,033	267
Eastman Chemical Co	7,170	527
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Specialty (continued)
Ecolab Inc	15,778	$725
Hercules Inc	10,203	192
International Flavors & Fragrances Inc	7,284	332
Sigma-Aldrich Corp	11,632	663

		2,706

Coal (0.25%)
Consol Energy Inc	16,407	1,328
Peabody Energy Corp	24,364	1,490

		2,818

Coatings & Paint (0.05%)
Sherwin-Williams Co/The	9,163	507

Commercial Banks (0.44%)
BB&T Corp	49,104	1,684
First Horizon National Corp (a)	16,740	181
M&T Bank Corp	6,922	645
Marshall & Ilsley Corp	23,534	588
Regions Financial Corp	62,354	1,367
Zions Bancorporation (a)	9,632	446

		4,911

Commercial Services (0.02%)
Convergys Corp (b)	11,395	179

Commercial Services — Finance (0.62%)
Automatic Data Processing Inc	46,995	2,077
Equifax Inc	11,655	446
H&R Block Inc	29,251	640
Moody’s Corp	18,490	683
Paychex Inc	29,098	1,058
Total System Services Inc	17,877	426
Western Union Co/The	67,393	1,550

		6,880

Computer Aided Design (0.07%)
Autodesk Inc (b)	20,758	789

Computer Services (0.26%)
Affiliated Computer Services Inc (b)	8,628	457
Cognizant Technology Solutions Corp (b)	25,922	836
Computer Sciences Corp (b)	14,711	641
Electronic Data Systems Corp	45,788	850
Unisys Corp (b)	31,771	132

		2,916

Computers (3.94%)
Apple Inc (b)	79,011	13,744
Dell Inc (b)	183,371	3,416
Hewlett-Packard Co	221,629	10,273
International Business Machines Corp	124,451	15,021
Sun Microsystems Inc (b)	71,270	1,116

		43,570

Computers — Integrated Systems (0.03%)
Teradata Corp (b)	16,145	344

Computers — Memory Devices (038%)
EMC Corp/Massachusetts (b)	188,840	2,908
NetApp Inc (b)	30,883	747
SanDisk Corp (a)(b)	20,595	558

		4,213

Computers — Peripheral Equipment (0.02%)
Lexmark International Inc (b)	8,537	268

Consumer Products — Miscellaneous (0.36%)
Clorox Co	12,483	662
Fortune Brands Inc	13,849	936
Kimberly-Clark Corp	37,781	2,418

		4,016

Containers — Metal & Glass (0.04%)
Ball Corp	8,769	472

Containers — Paper & Plastic (0.08%)
Bemis Co Inc (a)	8,956	236
Pactiv Corp (b)	11,723	279
Sealed Air Corp	14,528	367

		882

Cosmetics & Toiletries (2.15%)
Avon Products Inc	38,366	1,497
Colgate-Palmolive Co	45,833	3,240
Estee Lauder Cos Inc/The	10,260	468
Procter & Gamble Co	276,666	18,551

		23,756

Cruise Lines (0.14%)
Carnival Corp	39,244	1,576

Data Processing & Management (0.12%)
Fidelity National Information Services	15,385	555
Fiserv Inc (b)	14,781	747

		1,302

Dental Supplies & Equipment (0.04%)
Patterson Cos Inc (a)(b)	11,628	398

Disposable Medical Products (0.08%)
CR Bard Inc	9,020	849

Distribution & Wholesale (0.10%)
Genuine Parts Co	14,861	631
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (continued)
WW Grainger Inc	6,034	$523

		1,154

Diversified Manufacturing Operations (4.67%)
3M Co	63,619	4,892
Cooper Industries Ltd	15,846	672
Danaher Corp	22,892	1,786
Dover Corp	17,254	854
Eaton Corp	14,726	1,293
General Electric Co (c)	897,707	29,355
Honeywell International Inc	66,920	3,975
Illinois Tool Works Inc	36,001	1,882
Ingersoll-Rand Co Ltd	24,511	1,088
ITT Corp	16,323	1,045
Leggett & Platt Inc (a)	15,068	250
Parker Hannifin Corp	15,148	1,210
Textron Inc	22,357	1,364
Tyco International Ltd	43,598	2,040

		51,706

Diversified Operations (0.07%)
Leucadia National Corp	15,207	779

Drug Delivery Systems (0.05%)
Hospira Inc (b)	14,266	587

E-Commerce — Products (0.20%)
Amazon.com Inc (b)	27,729	2,180

E-Commerce — Services (0.36%)
eBay Inc (b)	100,281	3,138
Expedia Inc (b)	18,743	473
IAC/InterActiveCorp (a)(b)	16,244	338

		3,949

Electric — Generation (0.09%)
AES Corp/The (b)	60,166	1,045

Electric — Integrated (3.16%)
Allegheny Energy Inc	15,033	809
Ameren Corp	18,765	851
American Electric Power Co Inc	35,998	1,607
Centerpoint Energy Inc	29,428	448
CMS Energy Corp	20,243	295
Consolidated Edison Inc	24,465	1,018
Constellation Energy Group Inc	15,995	1,354
Dominion Resources Inc/VA	51,678	2,242
DTE Energy Co	14,674	591
Duke Energy Corp	113,531	2,079
Edison International	29,290	1,528
Entergy Corp	17,186	1,974
Exelon Corp	59,443	5,081
FirstEnergy Corp	27,405	2,073
FPL Group Inc	36,622	2,428
Integrys Energy Group Inc	6,870	329
Pepco Holdings Inc	18,080	450
PG&E Corp	31,982	1,279
Pinnacle West Capital Corp	9,035	307
PPL Corp	33,566	1,612
Progress Energy Inc	23,383	982
Public Service Enterprise Group Inc	45,710	2,007
Southern Co	68,747	2,559
TECO Energy Inc	18,961	304
Xcel Energy Inc	38,580	802

		35,009

Electric Products — Miscellaneous (0.37%)
Emerson Electric Co	70,771	3,698
Molex Inc	12,640	359

		4,057

Electronic Components — Miscellaneous (0.17%)
Jabil Circuit Inc	18,705	204
Tyco Electronics Ltd	43,818	1,639

		1,843

Electronic Components — Semiconductors (2.00%)
Advanced Micro Devices Inc (a)(b)	54,439	324
Altera Corp	27,627	588
Broadcom Corp (b)	42,024	1,091
Intel Corp	520,338	11,583
LSI Corp (a)(b)	59,431	368
MEMC Electronic Materials Inc (b)	20,534	1,293
Microchip Technology Inc	16,973	624
Micron Technology Inc (a)(b)	68,361	528
National Semiconductor Corp	20,394	416
Nvidia Corp (b)	49,946	1,026
QLogic Corp (b)	12,076	193
Texas Instruments Inc	119,235	3,477
Xilinx Inc	25,740	637

		22,148

Electronic Forms (0.16%)
Adobe Systems Inc (b)	47,762	1,781

Electronic Measurement Instruments (0.09%)
Agilent Technologies Inc (b)	32,817	991

Electronics — Military (0.11%)
L-3 Communications Holdings Inc	11,004	1,226

Engineering — Research & Development Services (0.20%)
Fluor Corp	7,964	1,217
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Engineering — Research & Development Services (continued)
Jacobs Engineering Group Inc (b)	10,909	$942

		2,159

Engines — Internal Combustion (0.10%)
Cummins Inc	18,177	1,139

Enterprise Software & Services (0.81%)
BMC Software Inc (b)	17,272	600
CA Inc	35,077	777
Novell Inc (b)	31,655	199
Oracle Corp (b)	355,568	7,413

		8,989

Entertainment Software (0.13%)
Electronic Arts Inc (b)	28,478	1,466

Fiduciary Banks (0.75%)
Bank of New York Mellon Corp/The	102,609	4,466
Northern Trust Corp	17,254	1,279
State Street Corp	34,831	2,513

		8,258

Filtration & Separation Products (0.03%)
Pall Corp	11,021	383

Finance — Commercial (0.03%)
CIT Group Inc	25,340	276

Finance — Consumer Loans (0.07%)
SLM Corp (b)	41,944	777

Finance — Credit Card (0.52%)
American Express Co	103,932	4,991
Discover Financial Services	43,073	784

		5,775

Finance — Investment Banker & Broker (4.21%)
Bear Stearns Cos Inc/The (a)	12,100	130
Charles Schwab Corp/The	84,409	1,823
Citigroup Inc	468,046	11,828
E*Trade Financial Corp (a)(b)	41,533	165
Goldman Sachs Group Inc/The	35,520	6,798
JPMorgan Chase & Co	305,347	14,550
Lehman Brothers Holdings Inc	47,700	2,110
Merrill Lynch & Co Inc	87,342	4,352
Morgan Stanley	99,302	4,826

		46,582

Finance — Mortgage Loan/Banker (0.38%)
Countrywide Financial Corp	52,212	302
Fannie Mae	87,947	2,489
Freddie Mac	58,081	1,447

		4,238

Finance — Other Services (0.43%)
CME Group Inc	4,793	2,193
IntercontinentalExchange Inc (b)	6,305	978
NYSE Euronext	23,823	1,575

		4,746

Financial Guarantee Insurance (0.04%)
AMBAC Financial Group Inc (a)	25,785	119
MBIA Inc (a)	18,893	197
MGIC Investment Corp	10,684	139

		455

Food — Confectionery (0.19%)
Hershey Co/The	15,122	565
WM Wrigley Jr Co	19,457	1,482

		2,047

Food — Dairy Products (0.03%)
Dean Foods Co (b)	13,607	316

Food — Meat Products (0.04%)
Tyson Foods Inc	24,612	438

Food — Miscellaneous/Diversified (1.07%)
Campbell Soup Co	19,792	689
ConAgra Foods Inc	43,834	1,033
General Mills Inc	30,275	1,828
HJ Heinz Co	28,332	1,333
Kellogg Co	23,428	1,199
Kraft Foods Inc	137,844	4,360
McCormick & Co Inc/MD	11,504	435
Sara Lee Corp	64,024	929

		11,806

Food — Retail (0.36%)
Kroger Co/The	60,475	1,648
Safeway Inc	39,574	1,251
SUPERVALU Inc	19,016	629
Whole Foods Market Inc (a)	12,542	409

		3,937

Food — Wholesale & Distribution (0.15%)
Sysco Corp	54,262	1,659

Forestry (0.17%)
Plum Creek Timber Co Inc	15,386	628
Weyerhaeuser Co	18,839	1,204

		1,832

Gas — Distribution (0.17%)
Nicor Inc	4,058	143
NiSource Inc	24,646	441
Sempra Energy	23,491	1,331

		1,915

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Gold Mining (0.16%)
Newmont Mining Corp	40,750	$1,802

Health Care Cost Containment (0.12%)
McKesson Corp	26,016	1,356

Home Decoration Products (0.05%)
Newell Rubbermaid Inc	24,875	511

Hotels & Motels (0.19%)
Marriott International Inc/DE	27,054	928
Starwood Hotels & Resorts Worldwide Inc	16,927	884
Wyndham Worldwide Corp	15,914	342

		2,154

Human Resources (0.06%)
Monster Worldwide Inc (b)	11,285	275
Robert Half International Inc	14,279	338

		613

Independent Power Producer (0.04%)
Dynegy Inc (b)	44,580	384

Industrial Automation & Robots (0.07%)
Rockwell Automation Inc/DE	13,338	723

Industrial Gases (0.40%)
Air Products & Chemicals Inc	19,279	1,898
Praxair Inc	28,161	2,571

		4,469

Instruments — Scientific (0.32%)
Applera Corp — Applied Biosystems Group	15,047	480
PerkinElmer Inc	10,574	281
Thermo Fisher Scientific Inc (b)	37,632	2,178
Waters Corp (b)	8,986	552

		3,491

Insurance Brokers (0.23%)
Aon Corp	27,467	1,247
Marsh & McLennan Cos Inc	46,840	1,292

		2,539

Internet Infrastructure Software (0.05%)
Akamai Technologies Inc (b)	15,025	537

Internet Security (0.18%)
Symantec Corp (b)	76,093	1,310
VeriSign Inc (a)(b)	19,184	692

		2,002

Investment Companies (0.05%)
American Capital Strategies Ltd (a)	17,539	557

Investment Management & Advisory Services (0.46%)
Ameriprise Financial Inc	20,404	969
Federated Investors Inc	7,775	260
Franklin Resources Inc	14,138	1,345
Janus Capital Group Inc	13,280	373
Legg Mason Inc	12,120	731
T Rowe Price Group Inc	23,712	1,388

		5,066

Leisure & Recreation Products (0.01%)
Brunswick Corp/DE (a)	7,872	131

Life & Health Insurance (0.76%)
Aflac Inc	42,680	2,845
Lincoln National Corp	23,785	1,279
Prudential Financial Inc	40,095	3,036
Torchmark Corp	8,178	529
Unum Group	31,190	724

		8,413

Linen Supply & Related Items (0.03%)
Cintas Corp	11,743	348

Machinery — Construction & Mining (0.47%)
Caterpillar Inc	56,096	4,593
Terex Corp (b)	9,134	637

		5,230

Machinery — Farm (0.30%)
Deere & Co	39,199	3,295

Machinery — General Industry (0.04%)
Manitowoc Co Inc/The	11,675	442

Medical — Biomedical/Gene (0.92%)
Amgen Inc (b)	97,777	4,094
Biogen Idec Inc (b)	26,768	1,624
Celgene Corp (b)	39,113	2,430
Genzyme Corp (b)	24,060	1,693
Millipore Corp (a)(b)	4,947	347

		10,188

Medical — Drugs (4.15%)
Abbott Laboratories	138,961	7,330
Allergan Inc/United States	27,503	1,550
Bristol-Myers Squibb Co	177,946	3,909
Eli Lilly & Co	88,926	4,281
Forest Laboratories Inc (b)	27,993	972
King Pharmaceuticals Inc (b)	22,120	208
Merck & Co Inc	194,658	7,405
Pfizer Inc	607,810	12,223
Schering-Plough Corp	145,727	2,683
Wyeth	120,283	5,349

		45,910

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Generic Drugs (0.10%)
Barr Pharmaceuticals Inc (b)	9,701	487
Mylan Inc (a)	27,363	361
Watson Pharmaceuticals Inc (b)	9,319	289

		1,137

Medical — HMO (0.95%)
Aetna Inc	44,644	1,947
Cigna Corp	25,180	1,075
Coventry Health Care Inc (b)	13,908	622
Humana Inc (b)	15,298	731
UnitedHealth Group Inc	112,499	3,671
WellPoint Inc (b)	48,720	2,424

		10,470

Medical — Hospitals (0.02%)
Tenet Healthcare Corp (a)(b)	42,648	273

Medical — Wholesale Drug Distribution (0.20%)
AmerisourceBergen Corp	14,618	593
Cardinal Health Inc	32,058	1,669

		2,262

Medical Information Systems (0.04%)
IMS Health Inc	16,482	408

Medical Instruments (0.71%)
Boston Scientific Corp (b)	120,743	1,609
Medtronic Inc	100,960	4,915
St Jude Medical Inc (b)	30,927	1,354

		7,878

Medical Laboratory & Testing Service (0.13%)
Laboratory Corp of America Holdings (b)	9,934	751
Quest Diagnostics Inc	14,138	710

		1,461

Medical Products (2.55%)
Baxter International Inc	57,034	3,554
Becton Dickinson & Co	21,941	1,962
Covidien Ltd	44,837	2,093
Johnson & Johnson	254,649	17,084
Stryker Corp	21,440	1,390
Varian Medical Systems Inc (b)	11,298	530
Zimmer Holdings Inc (b)	20,963	1,555

		28,168

Metal — Aluminum (0.23%)
Alcoa Inc	73,212	2,546

Metal — Diversified (0.35%)
Freeport-McMoRan Copper & Gold Inc	34,411	3,914

Metal Processors & Fabrication (0.13%)
Precision Castparts Corp	12,490	1,468

Motorcycle/Motor Scooter (0.07%)
Harley-Davidson Inc	21,441	820

Multi-Line Insurance (2.25%)
ACE Ltd	29,657	1,788
Allstate Corp/The	50,381	2,537
American International Group Inc	226,757	10,476
Assurant Inc	8,600	559
Cincinnati Financial Corp	14,875	534
Genworth Financial Inc	38,894	897
Hartford Financial Services Group Inc	28,229	2,012
Loews Corp	39,524	1,664
MetLife Inc	63,754	3,880
XL Capital Ltd	15,994	558

		24,905

Multimedia (1.61%)
EW Scripps Co (a)	8,049	361
McGraw-Hill Cos Inc/The	29,018	1,189
Meredith Corp	3,390	110
News Corp	206,846	3,703
Time Warner Inc	321,510	4,774
Viacom Inc (b)	57,615	2,215
Walt Disney Co/The	169,281	5,490

		17,842

Networking Products (1.36%)
Cisco Systems Inc (b)	535,891	13,740
Juniper Networks Inc (b)	47,070	1,300

		15,040

Non-Ferrous Metals (0.01%)
Titanium Metals Corp	8,888	135

Non-Hazardous Waste Disposal (0.18%)
Allied Waste Industries Inc (b)	30,312	375
Waste Management Inc	44,532	1,607

		1,982

Office Automation & Equipment (0.17%)
Pitney Bowes Inc	18,977	685
Xerox Corp	82,489	1,153

		1,838

Office Supplies & Forms (0.04%)
Avery Dennison Corp	9,573	461

Oil — Field Services (2.31%)
Baker Hughes Inc	27,815	2,250
BJ Services Co	26,335	744
Halliburton Co	79,126	3,633
Schlumberger Ltd	107,674	10,827
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil — Field Services (continued)
Smith International Inc	18,053	1,381
Transocean Inc	28,563	4,212
Weatherford International Ltd (b)	30,496	2,460

		25,507

Oil & Gas Drilling (0.32%)
ENSCO International Inc	12,939	825
Nabors Industries Ltd (a)(b)	25,233	947
Noble Corp	24,151	1,359
Rowan Cos Inc	10,007	390

		3,521

Oil Company — Exploration & Production (2.58%)
Anadarko Petroleum Corp	42,079	2,801
Apache Corp	29,936	4,032
Chesapeake Energy Corp	41,126	2,126
Devon Energy Corp	39,950	4,530
EOG Resources Inc	22,207	2,898
Noble Energy Inc	15,448	1,344
Occidental Petroleum Corp	73,948	6,153
Questar Corp	15,534	964
Range Resources Corp	13,476	894
XTO Energy Inc	45,878	2,838

		28,580

Oil Company — Integrated (7.40%)
Chevron Corp	186,692	17,950
ConocoPhillips	140,379	12,094
Exxon Mobil Corp	480,965	44,764
Hess Corp	25,075	2,663
Marathon Oil Corp	63,736	2,905
Murphy Oil Corp	17,057	1,541

		81,917

Oil Field Machinery & Equipment (0.32%)
Cameron International Corp (b)	19,626	966
National Oilwell Varco Inc (b)	37,106	2,540

		3,506

Oil Refining & Marketing (0.28%)
Sunoco Inc	10,573	491
Tesoro Corp	12,370	311
Valero Energy Corp	48,065	2,348

		3,150

Paper & Related Products (0.13%)
International Paper Co	38,455	1,006
MeadWestvaco Corp	15,629	411

		1,417

Pharmacy Services (0.35%)
Express Scripts Inc (b)	22,727	1,592
Medco Health Solutions Inc (b)	47,100	2,333

		3,925

Photo Equipment & Supplies (0.04%)
Eastman Kodak Co	25,904	463

Pipelines (0.39%)
El Paso Corp	63,000	1,080
Spectra Energy Corp	56,865	1,404
Williams Cos Inc	52,593	1,867

		4,351

Printing — Commercial (0.05%)
RR Donnelley & Sons Co	19,316	592

Property & Casualty Insurance (0.56%)
Chubb Corp	33,285	1,763
Progressive Corp/The	60,985	1,109
Safeco Corp	8,068	539
Travelers Cos Inc/The	55,767	2,811

		6,222

Publicly Traded Investment Fund (0.51%)
iShares S&P 500 Index Fund/US	40,921	5,671

Publishing — Newspapers (0.11%)
Gannett Co Inc	20,659	592
New York Times Co/The (a)	12,925	252
Washington Post Co/The	522	342

		1,186

Quarrying (0.06%)
Vulcan Materials Co (a)	9,743	671

Real Estate Management & Services (0.03%)
CB Richard Ellis Group Inc (a)(b)	15,621	361

Regional Banks (3.92%)
Bank of America Corp	399,354	14,992
Capital One Financial Corp	33,531	1,777
Comerica Inc	13,531	470
Fifth Third Bancorp	47,898	1,026
Huntington Bancshares Inc/OH (a)	32,925	309
Keycorp	35,848	865
National City Corp (a)(d)	56,991	359
PNC Financial Services Group Inc	30,636	2,125
SunTrust Banks Inc	31,539	1,758
US Bancorp	155,503	5,270
Wachovia Corp	191,062	5,570
Wells Fargo & Co	296,381	8,817

		43,338

REITS — Apartments (0.18%)
Apartment Investment & Management Co (a)	8,247	305
See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Apartments (continued)
AvalonBay Communities Inc	6,908	$689
Equity Residential	24,241	1,007

		2,001

REITS — Diversified (0.10%)
Vornado Realty Trust	12,134	1,130

REITS — Healthcare (0.07%)
HCP Inc	20,846	744

REITS — Hotels (0.07%)
Host Hotels & Resorts Inc	47,066	810

REITS — Office Property (0.10%)
Boston Properties Inc	10,742	1,079

REITS — Regional Malls (0 .27%)
General Growth Properties Inc	23,952	981
Simon Property Group Inc	20,052	2,002

		2,983

REITS — Shopping Centers (0.12%)
Developers Diversified Realty Corp	10,738	461
Kimco Realty Corp	22,732	907

		1,368

REITS — Storage (0.09%)
Public Storage	11,196	1,016

REITS — Warehouse & Industrial (0.13%)
Prologis	23,212	1,453

Retail — Apparel & Shoe (0.38%)
Abercrombie & Fitch Co	7,745	576
Coach Inc (b)	31,637	1,125
Gap Inc/The	40,882	761
Jones Apparel Group Inc	7,783	123
Liz Claiborne Inc	8,943	158
Ltd Brands Inc	27,938	518
Nordstrom Inc	16,093	568
Polo Ralph Lauren Corp	5,294	328

		4,157

Retail — Auto Parts (0.04%)
Autozone Inc (b)	3,865	467

Retail — Automobile (0.02%)
AutoNation Inc (a)(b)	12,138	194

Retail — Bedding (0.07%)
Bed Bath & Beyond Inc (b)	23,549	765

Retail — Building Products (0.69%)
Home Depot Inc	151,716	4,370
Lowe’s Cos Inc	131,487	3,312

		7,682

Retail — Computer Equipment (0.07%)
GameStop Corp (b)	14,471	797

Retail — Consumer Electronics (0.14%)
Best Buy Co Inc	31,678	1,363
RadioShack Corp(a)	11,786	164

		1,527

Retail — Discount (1.87%)
Big Lots Inc (a)(b)	7,306	198
Costco Wholesale Corp	39,084	2,785
Family Dollar Stores Inc	12,633	270
Target Corp	73,601	3,910
TJX Cos Inc	39,288	1,266
Wal-Mart Stores Inc	212,418	12,316

		20,745

Retail — Drug Store (0.75%)
CVS Caremark Corp	128,725	5,197
Walgreen Co	89,125	3,106

		8,303

Retail — Jewelry (0.05%)
Tiffany & Co	11,417	497

Retail — Major Department Store (0.14%)
JC Penney Co Inc	19,932	847
Sears Holdings Corp (a)(b)	6,558	647

		1,494

Retail — Office Supplies (0.16%)
Office Depot Inc (b)	24,540	311
OfficeMax Inc	6,824	125
Staples Inc	63,018	1,367

		1,803

Retail — Regional Department Store (0.22%)
Dillard’s Inc (a)	5,136	105
Kohl’s Corp (b)	28,199	1,378
Macy’s Inc	38,925	984

		2,467

Retail — Restaurants (0.87%)
Darden Restaurants Inc	12,881	458
McDonald’s Corp	103,532	6,168
Starbucks Corp (b)	65,663	1,066
Wendy’s International Inc	7,858	228
Yum! Brands Inc	42,747	1,739

		9,659

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Rubber — Tires (0.05%)
Goodyear Tire & Rubber Co/The (a)(b)	21,592	$578

Savings & Loans — Thrifts (0.21%)
Hudson City Bancorp Inc	46,601	891
Sovereign Bancorp Inc (a)	32,483	243
Washington Mutual Inc	95,007	1,168

		2,302

Schools (0.06%)
Apollo Group Inc (b)	12,349	629

Semiconductor Component — Integrated Circuits (0.14%)
Analog Devices Inc	26,425	851
Linear Technology Corp	19,864	695

		1,546

Semiconductor Equipment (0.31%)
Applied Materials Inc	121,689	2,271
Kla-Tencor Corp	16,186	707
Novellus Systems Inc (b)	9,167	200
Teradyne Inc (b)	15,673	208

		3,386

Steel — Producers (0.32%)
Nucor Corp	25,895	1,955
United States Steel Corp	10,590	1,630

		3,585

Steel — Specialty (0.06%)
Allegheny Technologies Inc	9,075	625

Telecommunication Equipment (0.02%)
Tellabs Inc (b)	37,198	192

Telecommunication Equipment — Fiber Optics (0.39%)
Ciena Corp (a)(b)	7,826	265
Corning Inc	141,538	3,780
JDS Uniphase Corp (a)(b)	20,219	289

		4,334

Telecommunication Services (0.05%)
Embarq Corp	13,792	573

Telephone — Integrated (3.14%)
AT&T Inc	542,609	21,005
CenturyTel Inc	9,588	311
Citizens Communications Co	29,466	316
Qwest Communications International Inc (a)	138,223	713
Sprint Nextel Corp	256,119	2,046
Verizon Communications Inc	258,097	9,932
Windstream Corp	40,813	479

		34,802

Television (0.13%)
CBS Corp	61,196	1,412

Therapeutics (0.39%)
Gilead Sciences Inc (b)	83,505	4,322

Tobacco (1.35%)
Altria Group Inc	189,535	3,791
Philip Morris International Inc (b)	189,535	9,672
Reynolds American Inc	15,382	828
UST Inc	13,437	700

		14,991

Tools — Hand Held (0.09%)
Black & Decker Corp	5,477	359
Snap-On Inc	5,186	308
Stanley Works/The	7,037	340

		1,007

Toys (0.10%)
Hasbro Inc	12,820	456
Mattel Inc	32,486	609

		1,065

Transport — Rail (0.94%)
Burlington Northern Santa Fe Corp	26,608	2,728
CSX Corp	36,262	2,283
Norfolk Southern Corp	33,832	2,016
Union Pacific Corp	23,437	3,403

		10,430

Transport — Services (1.05%)
CH Robinson Worldwide Inc	15,404	966
Expeditors International Washington Inc	19,162	893
FedEx Corp	27,821	2,667
Ryder System Inc	5,219	357
United Parcel Service Inc	92,989	6,733

		11,616

Web Portals (1.38%)
Google Inc (b)	20,848	11,973
Yahoo! Inc (b)	120,210	3,295

		15,268

Wireless Equipment (0.89%)
American Tower Corp (b)	36,386	1,580
Motorola Inc	202,704	2,019
Qualcomm Inc	144,944	6,260

		9,859

TOTAL COMMON STOCKS		$1,089,076

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.60%)
Finance — Investment Banker & Broker (1.06%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $11,885,000; 0.00% — 7.625%; dated 05/12/08 — 03/14/36) (e)	$11,758	$11,757

Money Center Banks (1.54%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $8,769,000; 2.19%; dated 01/23/09)	8,514	8,513
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $8,769,000; 0.00% — 5.36%; dated 05/16/08 — 04/15/18)	8,514	8,514

		17,027

TOTAL REPURCHASE AGREEMENTS		$28,784

Total Investments		$1,117,860
Liabilities in Excess of Other Assets, Net — (1.01)%		(11,140)

TOTAL NET ASSETS — 100.00%		$1,106,720

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $5,069 or 0.46% of net assets.

(d)	Security is Illiquid

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$250,953
Unrealized Depreciation	(105,473)

Net Unrealized Appreciation (Depreciation)	145,480
Cost for federal income tax purposes	972,380
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	49	$16,510	$16,978	$468
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	19.84%
Financial	19.07%
Energy	13.86%
Industrial	11.88%
Communications	10.79%
Technology	10.57%
Consumer, Cyclical	7.45%
Basic Materials	3.50%
Utilities	3.47%
Funds	0.51%
Diversified	0.07%
Liabilities in Excess of Other Assets, Net	(1.01%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent
Futures	1.53%
See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (98.30%)
Advertising Agencies (0.32%)
Omnicom Group Inc	55,680	$2,658

Aerospace & Defense (0.87%)
General Dynamics Corp	80,998	7,324

Aerospace & Defense Equipment (0.84%)
United Technologies Corp	97,793	7,087

Agricultural Chemicals (0.75%)
Mosaic Co/The (a)	51,709	6,335

Agricultural Operations (0.55%)
Bunge Ltd	40,594	4,631

Auto/Truck Parts & Equipment — Original (0.90%)
BorgWarner Inc	83,060	4,082
Johnson Controls Inc	98,412	3,470

		7,552

Beverages — Non-Alcoholic (1.08%)
Coca-Cola Co/The	155,126	9,132

Brewery (0.50%)
Molson Coors Brewing Co	76,284	4,183

Chemicals — Diversified (0.67%)
Celanese Corp	98,279	4,398
El Du Pont de Nemours & Co	25,732	1,259

		5,657

Coatings & Paint (0.37%)
RPM International Inc	139,106	3,102

Commercial Banks (3.25%)
Bancorpsouth Inc	122,794	2,951
Bank of Hawaii Corp	63,900	3,504
BB&T Corp	178,671	6,126
BOK Financial Corp	69,821	3,987
Commerce Bancshares Inc	73,911	3,215
Cullen/Frost Bankers Inc	83,070	4,637
Fulton Financial Corp	233,473	2,911

		27,331

Computers (1.39%)
Hewlett-Packard Co	62,064	2,877
International Business Machines Corp	72,858	8,794

		11,671

Containers — Metal & Glass (0.60%)
Owens-Illinois Inc (a)	91,594	5,051

Cosmetics & Toiletries (2.12%)
Procter & Gamble Co	266,705	17,883

Diversified Manufacturing Operations (5.70%)
Crane Co	89,425	3,661
General Electric Co	1,047,601	34,256
Honeywell International Inc	80,048	4,755
Parker Hannifin Corp	67,109	5,359

		48,031

Electric — Integrated (4.48%)
American Electric Power Co Inc	130,936	5,844
Duke Energy Corp	378,890	6,937
Edison International	113,793	5,936
FPL Group Inc	120,168	7,966
MDU Resources Group Inc	165,290	4,772
Southern Co	169,559	6,313

		37,768

Engineering — Research & Development Services (0.33%)
McDermott International Inc (a)	52,181	2,796

Fiduciary Banks (2.31%)
Bank of New York Mellon Corp/The	186,037	8,098
Northern Trust Corp	53,115	3,936
State Street Corp	51,438	3,711
Wilmington Trust Corp	113,526	3,733

		19,478

Finance — Investment Banker & Broker (5.66%)
Citigroup Inc	547,956	13,847
Goldman Sachs Group Inc/The	14,489	2,773
JPMorgan Chase & Co	429,835	20,481
Lehman Brothers Holdings Inc	152,728	6,757
Morgan Stanley	77,903	3,786

		47,644

Food — Miscellaneous/Diversified (2.15%)
ConAgra Foods Inc	240,504	5,666
Corn Products International Inc	99,846	4,631
General Mills Inc	94,709	5,721
Kraft Foods Inc	66,934	2,117

		18,135

Food — Retail (0.74%)
Safeway Inc	197,067	6,227

Gas — Distribution (0.61%)
Energen Corp	75,028	5,120

Gold Mining (0.56%)
Newmont Mining Corp	107,246	4,741

Human Resources (0.38%)
Hewitt Associates Inc (a)	77,746	3,188
See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (continued)
Independent Power Producer (0.45%)
Reliant Energy Inc (a)	148,589	$3,825

Instruments — Scientific (0.57%)
Thermo Fisher Scientific Inc (a)	83,021	4,804

Internet Security (0.56%)
Symantec Corp (a)	275,573	4,745

Life & Health Insurance (1.07%)
Prudential Financial Inc	13,799	1,045
Reinsurance Group of America Inc	51,621	2,683
Unum Group	226,627	5,260

		8,988

Machinery — Farm (1.45%)
AGCO Corp (a)	62,945	3,785
Deere & Co	100,356	8,437

		12,222

Machinery — General Industry (0.34%)
Manitowoc Co Inc/The	75,800	2,867

Machinery — Pumps (0.46%)
Flowserve Corp	31,251	3,878

Medical — Biomedical/Gene (0.40%)
Invitrogen Corp (a)	35,877	3,357

Medical — Drugs (3.18%)
Eli Lilly & Co	113,213	5,450
Pfizer Inc (b)	1,062,003	21,357

		26,807

Medical — Generic Drugs (0.43%)
Watson Pharmaceuticals Inc (a)	117,122	3,635

Medical — HMO (0.40%)
Aetna Inc	76,358	3,329

Medical Products (1.92%)
Johnson & Johnson	240,673	16,147

Multi-Line Insurance (3.95%)
ACE Ltd	84,101	5,071
American Financial Group Inc/OH	98,730	2,707
American International Group Inc	218,461	10,093
Hartford Financial Services Group Inc	81,940	5,840
HCC Insurance Holdings Inc	118,708	2,930
MetLife Inc	109,506	6,663

		33,304

Multimedia (2.04%)
Liberty Media Corp — Entertainment (a)	199,070	5,166
Time Warner Inc	215,295	3,197
Walt Disney Co/The	272,407	8,834

		17,197

Networking Products (0.45%)
Juniper Networks Inc (a)	138,099	3,814

Oil Company — Exploration & Production (5.04%)
Apache Corp	82,492	11,110
Cimarex Energy Co	76,558	4,770
Devon Energy Corp	88,250	10,007
Occidental Petroleum Corp	157,106	13,073
Questar Corp	56,548	3,508

		42,468

Oil Company — Integrated (13.40%)
Chevron Corp	307,432	29,560
ConocoPhillips	156,921	13,519
Exxon Mobil Corp (b)	598,911	55,741
Hess Corp	64,063	6,803
Marathon Oil Corp	17,550	800
Murphy Oil Corp	71,015	6,415

		112,838

Oil Field Machinery & Equipment (0.30%)
National Oilwell Varco Inc (a)	36,419	2,493

Pipelines (0.87%)
National Fuel Gas Co	77,097	3,946
Oneok Inc	70,698	3,402

		7,348

Property & Casualty Insurance (1.96%)
Arch Capital Group Ltd (a)	33,313	2,353
Chubb Corp	114,851	6,084
Travelers Cos Inc/The	159,758	8,052

		16,489

Radio (0.00%)
Citadel Broadcasting Corp	5	—

Regional Banks (5.31%)
Bank of America Corp	497,419	18,673
US Bancorp	328,858	11,145
Wachovia Corp	146,828	4,280
Wells Fargo & Co	357,484	10,635

		44,733

Reinsurance (0.87%)
Axis Capital Holdings Ltd	108,782	3,689
PartnerRe Ltd	49,133	3,635

		7,324

REITS — Hotels (0.41%)
Host Hotels & Resorts Inc	201,063	3,458
See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (continued)
REITS — Mortgage (0.52%)
Annaly Capital Management Inc	261,110	$4,376

REITS — Office Property (0.53%)
Boston Properties Inc	43,972	4,419

REITS — Regional Malls (0.51%)
Simon Property Group Inc	42,932	4,287

REITS — Shopping Centers (0.30%)
Federal Realty Investment Trust (c)	30,993	2,546

REITS — Warehouse & Industrial (0.40%)
AMB Property Corp	58,991	3,407

Retail — Discount (1.23%)
BJ’s Wholesale Club Inc (a)(c)	136,733	5,212
Dollar Tree Inc (a)	68,941	2,179
TJX Cos Inc	92,840	2,991

		10,382

Retail — Restaurants (1.33%)
McDonald’s Corp	187,955	11,198

Savings & Loans — Thrifts (0.51%)
Hudson City Bancorp Inc	223,064	4,267

Semiconductor Equipment (0.22%)
Lam Research Corp (a)	45,581	1,862

Steel — Producers (1.42%)
Carpenter Technology Corp	55,685	2,856
Nucor Corp	79,291	5,986
Reliance Steel & Aluminum Co	51,664	3,140

		11,982

Telecommunication Equipment (0.17%)
CommScope Inc (a)	30,049	1,429

Telecommunication Services (0.40%)
Embarq Corp	80,273	3,337

Telephone — Integrated (5.71%)
AT&T Inc	858,525	33,234
CenturyTel Inc	90,944	2,951
Verizon Communications Inc	310,408	11,944

		48,129

Theaters (0.36%)
Regal Entertainment Group (c)	160,575	3,044

Tobacco (0.76%)
Philip Morris International Inc (a)	53,132	2,711
Reynolds American Inc	67,811	3,652

		6,363

Tools — Hand Held (0.51%)
Snap-On Inc	71,706	4,253

Toys (0.46%)
Hasbro Inc	108,793	3,869

TOTAL COMMON STOCKS		$827,945

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.76%)
Commercial Paper (2.76%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/ 1/2008	$11,630	$11,630
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/ 1/2008	11,630	11,630

		23,260

TOTAL SHORT TERM INVESTMENTS		$23,260

REPURCHASE AGREEMENTS (0.34%)
Money Center Banks (0.34%)
Deutsche Bank Repurchase Agreement;
1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $2,917,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (d)	$2,884	$2,884

TOTAL REPURCHASE AGREEMENTS		$2,884

Total Investments		$854,089
Liabilities in Excess of Other Assets, Net — (1.40)%		(11,769)

TOTAL NET ASSETS - 100.00%		$842,320

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,323 or 0.28% of net assets.

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$94,665
Unrealized Depreciation	(47,479)

Net Unrealized Appreciation (Depreciation)	47,186
Cost for federal income tax purposes	806,903
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
LargeCap Value Fund
April 30, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	34	$11,659	$11,782	$123
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	30.65%
Energy	19.61%
Consumer, Non-cyclical	14.60%
Industrial	11.67%
Communications	9.65%
Utilities	5.55%
Consumer, Cyclical	4.28%
Basic Materials	3.78%
Technology	1.61%
Liabilities in Excess of Other Assets, Net	(1.40%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.40%
See accompanying notes

Schedule of Investments
MidCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.18%)
Advertising Sales (0.91%)
Lamar Advertising Co (a)(b)	196,781	$7,781

Aerospace & Defense Equipment (1.33%)
Alliant Techsystems Inc (b)	104,009	11,416

Applications Software (1.14%)
Intuit Inc (b)	362,134	9,767

Broadcasting Services & Programming (4.54%)
Discovery Holding Co (b)	794,601	18,403
Liberty Global Inc — A Shares (b)	159,533	5,646
Liberty Global Inc — B Shares (b)	321,139	10,662
Liberty Media Corp — Capital Series A (b)	268,607	4,128

		38,839

Building & Construction Products — Miscellaneous (0.18%)
USG Corp (a)(b)	44,372	1,567

Building Products — Cement & Aggregate (1.20%)
Cemex SAB de CV ADR	370,326	10,240

Cable TV (3.60%)
Comcast Corp	655,689	13,271
DISH Network Corp (b)	586,801	17,510

		30,781

Casino Services (0.20%)
International Game Technology	48,561	1,687

Commercial Services (2.24%)
ChoicePoint Inc (b)	60,815	2,940
Iron Mountain Inc (b)	590,969	16,234

		19,174

Commercial Services — Finance (2.83%)
Automatic Data Processing Inc	172,739	7,635
Paychex Inc	104,931	3,816
Western Union Co/The	554,131	12,745

		24,196

Consulting Services (1.08%)
SAIC Inc (b)	485,183	9,219

Data Processing & Management (1.20%)
Broadridge Financial Solutions Inc	111,933	2,084
Fidelity National Information Services	208,772	7,528
SEI Investments Co	28,636	667

		10,279

Dental Supplies & Equipment (1.57%)
Dentsply International Inc	345,930	13,446

Diversified Manufacturing Operations (0.96%)
Dover Corp	73,632	3,643
Tyco International Ltd	97,974	4,584

		8,227

Diversified Operations (1.50%)
Onex Corp (b)	402,892	12,800

E-Commerce — Services (0.61%)
Liberty Media Corp — Interactive (b)	343,200	5,193

Electric — Distribution (0.06%)
Brookfield Infrastructure Partners LP	24,654	490

Electric — Generation (1.23%)
AES Corp/The (b)	607,285	10,543

Electric — Integrated (1.03%)
Ameren Corp	116,489	5,284
SCANA Corp	89,263	3,520

		8,804

Electronic Components — Miscellaneous (1.28%)
Gentex Corp	584,973	10,927

Electronic Components — Semiconductors (0.17%)
Microchip Technology Inc (a)	40,396	1,485

Energy — Alternate Sources (2.42%)
Covanta Holding Corp (a)(b)	777,111	20,694

Finance — Credit Card (0.39%)
American Express Co	69,390	3,332

Food — Wholesale & Distribution (1.65%)
Sysco Corp	461,407	14,105

Forestry (1.21%)
Weyerhaeuser Co	161,870	10,340

Gold Mining (1.87%)
Newmont Mining Corp	361,199	15,969

Independent Power Producer (0.80%)
Calpine Corp (a)(b)	348,287	6,861

Insurance Brokers (2.06%)
Aon Corp	125,001	5,674
Brown & Brown Inc	305,483	5,865
Marsh & McLennan Cos Inc	219,811	6,065

		17,604

Investment Companies (0.30%)
RHJ International (b)	200,630	2,538
See accompanying notes

Schedule of Investments
MidCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (continued)
Investment Management & Advisory Services (1.58%)
Ameriprise Financial Inc	96,259	$4,571
Legg Mason Inc	148,092	8,927

		13,498

Life & Health Insurance (2.21%)
Aflac Inc	284,059	18,938

Linen Supply & Related Items (2.56%)
Cintas Corp	738,843	21,877

Machinery — Print Trade (0.32%)
Zebra Technologies Corp (b)	75,212	2,764

Medical — Drugs (1.18%)
Valeant Pharmaceuticals International (a)(b)	759,656	10,088

Medical — HMO (2.02%)
Coventry Health Care Inc (b)	386,869	17,305

Medical — Outpatient & Home Medical Care (0.99%)
Lincare Holdings Inc (b)	346,921	8,444

Medical Instruments (2.03%)
St Jude Medical Inc (b)	396,056	17,339

Medical Laboratory & Testing Service (2.39%)
Laboratory Corp of America Holdings (b)	271,074	20,499

Medical Products (1.33%)
Covidien Ltd	243,393	11,364

Multi-Line Insurance (2.31%)
Loews Corp	470,276	19,803

Multimedia (1.84%)
Liberty Media Corp — Entertainment (b)	607,508	15,765

Office Automation & Equipment (0.19%)
Pitney Bowes Inc	45,062	1,627

Oil — Field Services (2.14%)
Weatherford International Ltd (b)	226,831	18,298

Oil & Gas Drilling (1.97%)
Nabors Industries Ltd (b)	449,119	16,860

Oil Company — Exploration & Production (9.75%)
Cimarex Energy Co	323,848	20,176
Encore Acquisition Co (b)	421,586	19,237
EOG Resources Inc	59,089	7,710
Questar Corp	276,560	17,155
Rosetta Resources Inc (b)	289,587	6,310
XTO Energy Inc	207,632	12,844

		83,432

Pipelines (5.86%)
Equitable Resources Inc	276,763	18,369
National Fuel Gas Co (a)	94,456	4,834
Spectra Energy Corp	498,407	12,311
Williams Cos Inc	410,848	14,585

		50,099

Precious Metals (0.77%)
Franco-Nevada Corp	369,528	6,568

Property & Casualty Insurance (4.31%)
Fidelity National Financial Inc	244,291	3,906
Markel Corp (b)	33,740	14,657
Mercury General Corp (a)	223,026	11,127
White Mountains Insurance Group Ltd	15,069	7,174

		36,864

Publishing — Newspapers (1.54%)
Washington Post Co/The	20,095	13,174

Real Estate Operator & Developer (3.78%)
Brookfield Asset Management Inc (a)	649,503	21,252
Forest City Enterprises Inc	301,302	11,130

		32,382

Reinsurance (1.57%)
Everest Re Group Ltd	148,391	13,407

Retail — Auto Parts (1.94%)
O’Reilly Automotive Inc (b)	574,102	16,574

Retail — Discount (0.54%)
TJX Cos Inc	144,110	4,643

Retail — Restaurants (0.46%)
Yum! Brands Inc	97,603	3,971

Satellite Telecommunications (0.60%)
EchoStar Holding Corp (a)(b)	164,279	5,111

Telephone — Integrated (0.96%)
Telephone & Data Systems Inc	227,697	8,254

Textile — Home Furnishings (0.80%)
Mohawk Industries Inc (a)(b)	89,820	6,843

Transport — Truck (0.26%)
Heartland Express Inc (a)	142,613	2,206
See accompanying notes

Schedule of Investments
MidCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (continued)
Wireless Equipment (1.42%)
American Tower Corp (b)	280,567	$12,182

TOTAL COMMON STOCKS		$848,483

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (1.61%)
Commercial Paper (1.61%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/ 1/2008	$6,891	$6,891
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/ 1/2008	6,892	6,892

		13,783

TOTAL SHORT TERM INVESTMENTS		$13,783

REPURCHASE AGREEMENTS (6.98%)
Finance — Investment Banker & Broker (6.98%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $60,329,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (c)	$59,682	$59,679

TOTAL REPURCHASE AGREEMENTS		$59,679

Total Investments		$921,945
Liabilities in Excess of Other Assets, Net — (7.77)%		(66,468)

TOTAL NET ASSETS — 100.00%		$855,477

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$170,153
Unrealized Depreciation	(60,078)

Net Unrealized Appreciation (Depreciation)	110,075
Cost for federal income tax purposes	811,870
AII dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	27.10%
Energy	22.14%
Consumer, Non-cyclical	19.31%
Communications	16.02%
Consumer, Cyclical	6.50%
Industrial	5.53%
Basic Materials	3.84%
Utilities	3.12%
Technology	2.71%
Diversified	1.50%
Liabilities in Excess of Other Assets, Net	(7.77%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (95.57%)
Applications Software (2.32%)
Salesforce.com Inc (a)	17,938	$1,197

Auto/Truck Parts & Equipment — Original (1.81%)
BorgWarner Inc	19,006	934

Brewery (2.61%)
Molson Coors Brewing Co	24,556	1,347

Building — Heavy Construction (1.17%)
Chicago Bridge & Iron Co NV	15,186	605

Casino Services (0.81%)
International Game Technology	12,013	417

Coal (1.41%)
Arch Coal Inc	12,696	728

Commercial Services (1.49%)
Quanta Services Inc (a)	28,926	768

Computers — Memory Devices (1.03%)
SanDisk Corp (a)	19,600	531

Consulting Services (2.00%)
FTI Consulting Inc (a)	16,071	1,029

Consumer Products — Miscellaneous (0.75%)
Tupperware Brands Corp	9,800	386

Containers — Metal & Glass (3.59%)
Ball Corp	9,600	517
Owens-Illinois Inc (a)	24,156	1,332

		1,849

Distribution & Wholesale (1.82%)
Fossil Inc (a)	26,220	938

Diversified Manufacturing Operations (5.94%)
SPX Corp	13,662	1,681
Textron Inc	22,621	1,380

		3,061

Electronic Components — Miscellaneous (1.79%)
Gentex Corp	49,358	922

Electronic Components — Semiconductors (1.20%)
Microchip Technology Inc	16,851	619

Energy — Alternate Sources (1.29%)
First Solar Inc (a)	2,269	663

Engineering — Research & Development Services (1.63%)
McDermott International Inc (a)	15,641	838

Entertainment Software (2.60%)
Activision Inc (a)	49,470	1,338

Fiduciary Banks (1.01%)
Northern Trust Corp	7,000	519

Food — Confectionery (1.01%)
WM Wrigley Jr Co	6,822	520

Hazardous Waste Disposal (2.19%)
Stericycle Inc (a)	21,126	1,128

Industrial Audio & Video Products (1.70%)
Dolby Laboratories Inc (a)	21,771	874

Instruments — Controls (1.43%)
Mettler Toledo International Inc (a)	7,748	738

Instruments — Scientific (1.60%)
Thermo Fisher Scientific Inc (a)	14,294	827

Intimate Apparel (1.03%)
Warnaco Group Inc/The (a)	11,500	531

Investment Management & Advisory Services (1.78%)
BlackRock Inc/New York	4,535	915

Machinery — Construction & Mining (2.19%)
Joy Global Inc	15,212	1,129

Medical — Biomedical/Gene (2.10%)
Invitrogen Corp (a)	11,576	1,083

Medical — Drugs (0.87%)
Allergan Inc/United States	7,981	450

Medical Instruments (2.03%)
Intuitive Surgical Inc (a)	3,624	1,048

Medical Products (1.38%)
Varian Medical Systems Inc (a)	15,185	712

Multi-Line Insurance (1.43%)
Assurant Inc	11,299	734

Networking Products (1.15%)
Juniper Networks Inc (a)	21,553	595

Oil & Gas Drilling (2.43%)
Noble Corp	22,244	1,252

Oil Company — Exploration & Production (10.32%)
Cabot Oil & Gas Corp	16,226	924
Quicksilver Resources Inc (a)	19,349	803
See accompanying notes

Schedule of Investments
MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
Range Resources Corp	19,728	$1,310
SandRidge Energy Inc (a)(b)	18,217	823
Southwestern Energy Co (a)	34,413	1,456

		5,316

Oil Field Machinery & Equipment (2.12%)
Cameron International Corp (a)	22,232	1,094

Pharmacy Services (1.52%)
Express Scripts Inc (a)	11,211	785

Pipelines (1.38%)
Equitable Resources Inc	10,722	712

Property & Casualty Insurance (1.27%)
Fidelity National Financial Inc	41,054	656

Research & Development (1.00%)
Pharmaceutical Product Development Inc	12,475	517

Retail — Apparel & Shoe (2.53%)
Urban Outfitters Inc (a)	38,036	1,303

Retail — Restaurants (1.50%)
Burger King Holdings Inc (b)	27,641	771

Savings & Loans — Thrifts (1.42%)
Hudson City Bancorp Inc	38,244	732

Soap & Cleaning Products (1.95%)
Church & Dwight Co Inc	17,726	1,007

Steel — Producers (1.74%)
Steel Dynamics Inc	25,680	895

Therapeutics (1.57%)
BioMarin Pharmaceutical Inc (a)	22,129	807

Toys (1.02%)
Hasbro Inc	14,800	526

Transport — Rail (1.01%)
CSX Corp	8,300	522

Transport — Truck (1.31%)
JB Hunt Transport Services Inc	19,811	673

Wireless Equipment (1.77%)
American Tower Corp (a)	20,951	910

X-Ray Equipment (1.55%)
Hologic Inc (a)	27,299	797

TOTAL COMMON STOCKS		$49,248

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (6.21%)
Finance — Investment Banker & Broker (1.90%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $992,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$981	$981

Money Center Banks (4.31%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $1,143,000; 2.19%; dated 01/23/09)	1,110	1,109
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $1,143,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	1,110	1,110

		2,219

TOTAL REPURCHASE AGREEMENTS		$3,200

Total Investments		$52,448
Liabilities in Excess of Other Assets, Net — (1.78)%		(915)

TOTAL NET ASSETS — 100.00%		$51,533

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$6,731
Unrealized Depreciation	(1,164)

Net Unrealized Appreciation (Depreciation)	5,567
Cost for federal income tax purposes	46,881
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Industrial	25.55%
Consumer, Non-cyclical	21.84%
Energy	18.95%
Financial	13.11%
Consumer, Cyclical	10.52%
Technology	7.15%
Communications	2.92%
Basic Materials	1.74%
Liabilities in Excess of Other Assets, Net	(1.78%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (97.69%)
Advertising Sales (0.27%)
Lamar Advertising Co (a)(b)	15,847	$627

Advertising Services (0.14%)
Getty Images Inc (b)	9,600	313

Aerospace & Defense Equipment (0.88%)
Alliant Techsystems Inc (b)	6,601	724
BE Aerospace Inc (b)	18,732	756
DRS Technologies Inc	8,324	520

		2,000

Agricultural Chemicals (0.57%)
CF Industries Holdings Inc	9,737	1,302

Airlines (0.19%)
Airtran Holdings Inc (a)(b)	22,985	78
Alaska Air Group Inc (a)(b)	7,658	165
JetBlue Airways Corp (a)(b)	36,553	184

		427

Auction House & Art Dealer (0.16%)
Sotheby’s	13,578	376

Auto — Medium & Heavy Duty Trucks (0.27%)
Oshkosh Corp	14,936	606

Auto/Truck Parts & Equipment — Original (0.84%)
ArvinMeritor Inc (a)	14,657	219
BorgWarner Inc	23,425	1,151
Lear Corp (a)(b)	15,539	444
Modine Manufacturing Co	6,576	116

		1,930

Batteries & Battery Systems (0.40%)
Energizer Holdings Inc (b)	11,565	914

Beverages — Non-Alcoholic (0.32%)
Hansen Natural Corp (a)(b)	12,204	432
PepsiAmericas Inc	11,910	306

		738

Building — Heavy Construction (0.10%)
Granite Construction Inc	6,585	226

Building — Maintenance & Service (0.06%)
Rollins Inc	8,525	136

Building — Mobile Home & Manufactured Housing (0.09%)
Thor Industries Inc (a)	6,925	210

Building — Residential & Commercial (0.83%)
Hovnanian Enterprises Inc (a)(b)	7,425	88
MDC Holdings Inc (a)	7,044	307
NVR Inc (a)(b)	1,059	649
Ryland Group Inc (a)	8,501	272
Toll Brothers Inc (a)(b)	25,842	585

		1,901

Building & Construction — Miscellaneous (0.05%)
Dycom Industries Inc (b)	8,192	118

Building Products — Cement & Aggregate (0.40%)
Martin Marietta Materials Inc (a)	8,303	908

Capacitors (0.03%)
Kemet Corp (a)(b)	16,903	69

Casino Hotels (0.09%)
Boyd Gaming Corp (a)	11,303	212

Casino Services (0.16%)
Scientific Games Corp (a)(b)	13,160	371

Chemicals — Diversified (0.55%)
FMC Corp	15,120	949
Olin Corp	15,016	303

		1,252

Chemicals — Specialty (1.74%)
Albemarle Corp	15,269	571
Cabot Corp	13,099	382
Chemtura Corp	48,696	337
Cytec Industries Inc	8,439	498
Ferro Corp	8,770	154
Lubrizol Corp	13,768	803
Minerals Technologies Inc	3,843	260
Sensient Technologies Corp	9,624	287
Terra Industries Inc (b)	18,267	692

		3,984

Coal (0.73%)
Arch Coal Inc	28,972	1,662

Coatings & Paint (0.43%)
RPM International Inc	24,509	547
Valspar Corp	20,163	443

		990

Commercial Banks (2.34%)
Associated Banc-Corp	25,625	725
Bank of Hawaii Corp	9,700	532
Cathay General Bancorp (a)	9,938	170
City National Corp/CA	8,126	394
Colonial BancGroup Inc/The (a)	39,455	321
Cullen/Frost Bankers Inc	11,813	659
First Community Bancorp Inc/CA	4,917	106
See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (continued)
Commercial Banks (continued)
FirstMerit Corp	16,197	$332
SVB Financial Group (a)(b)	6,514	317
Synovus Financial Corp	66,424	787
TCF Financial Corp	21,863	380
Webster Financial Corp	10,562	275
Westamerica Bancorporation	5,804	339

		5,337

Commercial Services (1.09%)
Alliance Data Systems Corp (b)	15,926	914
ChoicePoint Inc (b)	13,657	660
Quanta Services Inc (a)(b)	34,428	914

		2,488

Commercial Services — Finance (0.41%)
Deluxe Corp	10,344	220
Global Payments Inc	15,996	708

		928

Computer Aided Design (0.18%)
Parametric Technology Corp (b)	23,342	407

Computer Services (0.37%)
DST Systems Inc (a)(b)	10,162	608
SRA International Inc (a)(b)	8,643	227

		835

Computer Software (0.19%)
Metavante Technologies Inc (b)	17,982	424

Computers (0.05%)
Palm Inc (a)	21,510	124

Computers — Integrated Systems (0.78%)
Diebold Inc	13,241	519
Jack Henry & Associates Inc	15,458	406
NCR Corp (b)	35,159	866

		1,791

Computers — Memory Devices (0.63%)
Imation Corp	6,309	148
Western Digital Corp (b)	44,678	1,295

		1,443

Consulting Services (0.35%)
Corporate Executive Board Co	6,994	305
Gartner Inc (a)(b)	13,088	300
Navigant Consulting Inc (a)(b)	9,197	185

		790

Consumer Products — Miscellaneous (0.46%)
American Greetings Corp	10,503	188
Blyth Inc	4,858	82
Scotts Miracle-Gro Co/The	8,929	296
Tupperware Brands Corp	12,402	488

		1,054

Containers — Paper & Plastic (0.47%)
Packaging Corp of America	18,497	406
Sonoco Products Co	20,022	660

		1,066

Cosmetics & Toiletries (0.19%)
Alberto-Culver Co	17,086	430

Data Processing & Management (1.12%)
Acxiom Corp	13,645	161
Broadridge Financial Solutions Inc	28,176	525
CSG Systems International Inc (b)	7,028	85
Dun & Bradstreet Corp	11,397	961
Fair Isaac Corp	9,843	244
SEI Investments Co	25,435	592

		2,568

Decision Support Software (0.06%)
Wind River Systems Inc (b)	15,460	127

Dental Supplies & Equipment (0.52%)
Dentsply International Inc	30,378	1,181

Diagnostic Equipment (0.27%)
Gen-Probe Inc (b)	10,862	612

Direct Marketing (0.05%)
Harte-Hanks Inc (a)	9,136	125

Distribution & Wholesale (0.92%)
Fastenal Co (a)	25,209	1,231
Ingram Micro Inc (b)	29,886	508
Tech Data Corp (b)	10,920	367

		2,106

Diversified Manufacturing Operations (2.59%)
Brink’s Co/The	9,671	704
Carlisle Cos Inc	12,096	349
Crane Co	10,336	423
Federal Signal Corp	9,618	133
Harsco Corp	17,004	1,009
Matthews International Corp	6,242	309
Pentair Inc	19,982	736
SPXCorp	10,731	1,320
Teleflex Inc	7,874	434
Trinity Industries Inc (a)	16,381	498

		5,915

E-Commerce — Services (0.13%)
NetFlix Inc(a)(b)	8,990	288
See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (4.90%)
Alliant Energy Corp	22,867	$862
Aquila Inc (b)	75,661	272
Black Hills Corp	7,611	297
DPL Inc (c)	22,863	636
Energy East Corp	31,859	726
Great Plains Energy Inc	17,364	445
Hawaiian Electric Industries Inc	16,820	414
Idacorp Inc	9,070	294
MDU Resources Group Inc	36,721	1,060
Northeast Utilities	31,225	822
NSTAR	21,496	692
OGE Energy Corp	18,478	604
PNM Resources Inc	15,462	224
Puget Energy Inc	26,098	710
SCANA Corp	23,479	926
Sierra Pacific Resources	47,071	642
Westar Energy Inc	19,673	456
Wisconsin Energy Corp	23,533	1,117

		11,199

Electric Products — Miscellaneous (0.46%)
Ametek Inc	21,563	1,046

Electronic Components — Miscellaneous (0.39%)
Gentex Corp	28,987	542
Vishay Intertechnology Inc (b)	37,502	354

		896

Electronic Components — Semiconductors (1.04%)
Cree Inc (a)(b)	17,602	458
Fairchild Semiconductor International I (b)	25,065	327
International Rectifier Corp (b)	14,594	332
Intersil Corp	25,502	681
Semtech Corp (a)(b)	12,926	210
Silicon Laboratories Inc (b)	10,608	358

		2,366

Electronic Connectors (0.89%)
Amphenol Corp	35,635	1,646
Thomas & Betts Corp (b)	10,292	385

		2,031

Electronic Design Automation (0.64%)
Cadence Design Systems Inc (a)(b)	55,990	623
Mentor Graphics Corp (a)(b)	18,060	182
Synopsys Inc (b)	28,555	660

		1,465

Electronic Measurement Instruments (0.15%)
National Instruments Corp	11,559	340

Electronic Parts Distribution (0.64%)
Arrow Electronics Inc (b)	24,747	673
Avnet Inc (b)	30,261	793

		1,466

E-Marketing & Information (0 .29%)
Digital River Inc (b)	8,167	269
Valueclick Inc (a)(b)	19,712	393

		662

Engineering — Research & Development Services (0.73%)
KBR Inc	34,160	985
URS Corp (b)	16,797	678

		1,663

Enterprise Software & Services (0.27%)
Advent Software Inc (a)(b)	3,601	143
Sybase Inc (a)(b)	15,791	465

		608

Entertainment Software (0.70%)
Activision Inc (b)	59,151	1,600

Environmental Monitoring & Detection (0.10%)
Mine Safety Appliances Co (a)	5,887	219

Fiduciary Banks (0.20%)
Wilmington Trust Corp	13,626	448

Filtration & Separation Products (0.27%)
Donaldson Co Inc	14,177	617

Finance — Auto Loans (0.14%)
AmeriCredit Corp (a)(b)	23,064	322

Finance — Investment Banker & Broker (0.43%)
Jefferies Group Inc	22,705	427
Raymond James Financial Inc	19,327	556

		983

Finance — Mortgage Loan/Banker (0.02%)
IndyMac Bancorp Inc (a)	16,280	53

Financial Guarantee Insurance (0.08%)
PMI Group Inc/The	16,326	92
Radian Group Inc (a)	16,180	87

		179

Food — Confectionery (0.30%)
JM Smucker Co/The	11,187	558
Tootsie Roll Industries Inc (a)	5,494	134

		692

Food — Meat Products (0.54%)
Hormel Foods Corp	14,467	570
Smithfield Foods Inc (a)(b)	23,532	675

		1,245

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (0.37%)
Corn Products International Inc	14,866	$689
Lancaster Colony Corp	4,237	162

		851

Food — Retail (0.13%)
Ruddick Corp	7,480	289

Footwear & Related Apparel (0.06%)
Timberland Co (a)(b)	9,800	143

Funeral Services & Related Items (0.26%)
Service Corp International/US	52,691	585

Gas — Distribution (0.99%)
AGL Resources Inc	15,384	523
Energen Corp	14,426	984
Vectren Corp	15,367	435
WGL Holdings Inc	9,955	327

		2,269

Golf (0.08%)
Callaway Golf Co	13,339	183

Hazardous Waste Disposal (0.41%)
Stericycle Inc (b)	17,607	940

Home Furnishings (0.06%)
Furniture Brands International Inc (a)	9,760	132

Hospital Beds & Equipment (0.33%)
Hill-Rom Holdings Inc	12,449	313
Kinetic Concepts Inc (a)(b)	10,891	432

		745

Human Resources (0.68%)
Kelly Services Inc	4,492	100
Korn/Ferry International (b)	9,336	174
Manpower Inc	16,038	1,077
MPS Group Inc (a)(b)	19,203	206

		1,557

Industrial Automation & Robots (0.17%)
Nordson Corp	6,771	400

Industrial Gases (0.35%)
Airgas Inc	16,600	799

Instruments — Scientific (0.14%)
Varian Inc (b)	6,096	310

Insurance Brokers (0.39%)
Arthur J Gallagher & Co	18,525	455
Brown & Brown Inc	22,941	441

		896

Internet Infrastructure Equipment (0.08%)
Avocent Corp (a)(b)	9,197	179

Internet Infrastructure Software (0.17%)
F5 Networks Inc (b)	17,095	387

Internet Security (0.47%)
McAfee Inc (b)	32,664	1,086

Intimate Apparel (0.18%)
Warnaco Group Inc/The (a)(b)	9,084	419

Investment Companies (0.17%)
Apollo Investment Corp (a)	24,010	388

Investment Management & Advisory Services (0.95%)
Affiliated Managers Group Inc (b)	7,334	728
Eaton Vance Corp	23,275	852
Waddell & Reed Financial Inc	17,353	588

		2,168

Life & Health Insurance (0.48%)
Protective Life Corp	14,133	602
StanCorp Financial Group Inc	9,864	506

		1,108

Machinery — Construction & Mining (0.71%)
Joy Global Inc	21,723	1,613

Machinery — Farm (0.48%)
AGCO Corp (b)	18,437	1,109

Machinery — General Industry (0.94%)
IDEX Corp	16,420	602
Roper Industries Inc	17,973	1,117
Wabtec Corp	9,799	420

		2,139

Machinery — Print Trade (0.21%)
Zebra Technologies Corp (a)(b)	13,362	491

Machinery — Pumps (0.85%)
Flowserve Corp	11,537	1,432
Graco Inc	12,301	509

		1,941

Machinery Tools & Related Products (0.52%)
Kennametal Inc	15,519	539
Lincoln Electric Holdings Inc	8,646	660

		1,199

Medical — Biomedical/Gene (1.94%)
Affymetrix Inc (a)(b)	13,953	152
Charles River Laboratories International (b)	13,721	797
Invitrogen Corp (a)(b)	9,302	870
Millennium Pharmaceuticals Inc (b)	65,377	1,626
See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Biomedical/Gene (continued)
PDL BioPharma Inc (b)	23,513	$312
Vertex Pharmaceuticals Inc (b)	26,760	683

		4,440

Medical — Drugs (1.09%)
Cephalon Inc (a)(b)	13,617	850
Endo Pharmaceuticals Holdings Inc (b)	26,997	670
Medicis Pharmaceutical Corp	11,342	234
Sepracor Inc (b)	22,547	486
Valeant Pharmaceuticals International (b)	18,312	243

		2,483

Medical — Generic Drugs (0.33%)
Par Pharmaceutical Cos Inc (b)	6,954	119
Perrigo Co	15,626	640

		759

Medical — HMO (0.45%)
Health Net Inc (b)	22,199	650
WellCare Health Plans Inc (a)(b)	8,394	368

		1,018

Medical — Hospitals (0.91%)
Community Health Systems Inc (b)	19,445	730
Health Management Associates Inc (b)	48,939	349
LifePoint Hospitals Inc (b)	11,423	344
Universal Health Services Inc	10,416	652

		2,075

Medical — Nursing Homes (0.06%)
Kindred Healthcare Inc (b)	6,019	143

Medical — Outpatient & Home Medical Care (0.22%)
Apria Healthcare Group Inc (a)(b)	8,815	155
Lincare Holdings Inc (a)(b)	14,730	359

		514

Medical Information Systems (0.27%)
Cerner Corp (a)(b)	13,436	622

Medical Instruments (1.89%)
Beckman Coulter Inc	12,619	862
Edwards Lifesciences Corp (b)	11,409	632
Intuitive Surgical Inc (b)	7,775	2,249
Techne Corp (b)	7,854	570

		4,313

Medical Laboratory & Testing Service (0.47%)
Covance Inc (b)	12,908	1,082

Medical Products (0.44%)
Henry Schein Inc (b)	18,038	999

Medical Sterilization Products (0.15%)
STERIS Corp	12,491	346

Metal — Iron (0.64%)
Cleveland-Cliffs Inc	9,090	1,458

Metal Processors & Fabrication (0.73%)
Commercial Metals Co	23,463	731
Timken Co	19,282	697
Worthington Industries Inc (a)	13,297	239

		1,667

Miscellaneous Manufacturers (0.27%)
Aptargroup Inc	13,748	607

Motion Pictures & Services (0.07%)
Macrovision Corp (a)(b)	10,882	172

Multi-Line Insurance (1.15%)
American Financial Group Inc/OH	14,406	395
Hanover Insurance Group Inc/The	10,447	469
HCC Insurance Holdings Inc	23,205	573
Horace Mann Educators Corp	8,178	138
Old Republic International Corp	46,383	665
Unitrin Inc	10,427	396

		2,636

Multimedia (0.11%)
Belo Corp	17,699	179
Media General Inc (a)	4,600	67

		246

Networking Products (0.43%)
3Com Corp (b)	80,946	194
Foundry Networks Inc (b)	30,193	384
Polycom Inc (a)(b)	17,734	397

		975

Non-Hazardous Waste Disposal (0.44%)
Republic Services Inc	31,766	1,010

Office Furnishings — Original (0.20%)
Herman Miller Inc	11,393	266
HNI Corp (a)	8,952	195

		461

Oil — Field Services (0.70%)
Exterran Holdings Inc (a)(b)	13,143	878
Superior Energy Services (b)	16,257	721

		1,599

Oil & Gas Drilling (1.49%)
Helmerich & Payne Inc	20,863	1,121
Patterson-UTI Energy Inc	30,999	866
See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil & Gas Drilling (continued)
Pride International Inc (b)	33,637	$1,428

		3,415

Oil Company — Exploration & Production (5.52%)
Bill Barrett Corp (a)(b)	6,761	348
Cimarex Energy Co	16,660	1,038
Denbury Resources Inc (b)	49,346	1,508
Encore Acquisition Co (b)	10,747	490
Forest Oil Corp (a)(b)	17,792	1,048
Newfield Exploration Co (b)	26,464	1,608
Pioneer Natural Resources Co	24,028	1,387
Plains Exploration & Production Co (b)	22,701	1,414
Quicksilver Resources Inc (a)(b)	20,682	858
Southwestern Energy Co (b)	68,818	2,912

		12,611

Oil Field Machinery & Equipment (0.77%)
FMC Technologies Inc (b)	26,154	1,758

On Refining & Marketing (0.23%)
Frontier Oil Corp	20,834	518

Optical Supplies (0.11%)
Advanced Medical Optics Inc (a)(b)	12,215	257

Paper & Related Products (0.66%)
Louisiana-Pacific Corp	20,746	239
Potlatch Corp	7,887	353
Rayonier Inc	15,778	663
Temple-Inland Inc	21,388	250

		1,505

Pharmacy Services (0.22%)
Omnicare Inc	24,507	499

Physical Therapy & Rehabilitation Centers (0.17%)
Psychiatric Solutions Inc (b)	11,091	385

Pipelines (1.53%)
Equitable Resources Inc	24,584	1,632
National Fuel Gas Co	16,810	860
Oneok Inc	20,943	1,008

		3,500

Power Converter & Supply Equipment (0.22%)
Hubbell Inc	11,456	512

Printing — Commercial (0.06%)
Valassis Communications Inc (a)(b)	9,669	137

Private Corrections (0.28%)
Corrections Corp of America (b)	25,148	641

Property & Casualty Insurance (1.21%)
Commerce Group Inc	8,731	318
Fidelity National Financial Inc	42,899	686
First American Corp	18,516	608
Mercury General Corp	7,159	357
WR Berkley Corp	31,333	805

		2,774

Publicly Traded Investment Fund (1.41%)
iShares S&P MidCap 400 Index Fund	38,600	3,225

Publishing — Books (0.25%)
John Wiley & Sons Inc	9,055	417
Scholastic Corp (b)	5,264	148

		565

Publishing — Newspapers (0.03%)
Lee Enterprises Inc (a)	8,067	62

Racetracks (0.11%)
International Speedway Corp	6,127	260

Radio (0.02%)
Entercom Communications Corp	5,310	56

Real Estate Management & Services (0.22%)
Jones Lang LaSalle Inc (a)	6,395	496

Recreational Centers (0.11%)
Life Time Fitness Inc (a)(b)	6,777	246

Reinsurance (0.50%)
Everest Re Group Ltd	12,652	1,143

REITS — Apartments (0.76%)
BRE Properties Inc	10,260	492
Camden Property Trust	10,605	561
UDR Inc	26,837	679

		1,732

REITS — Diversified (0.68%)
Cousins Properties Inc	7,430	189
Duke Realty Corp	29,444	719
Liberty Property Trust	18,528	649

		1,557

REITS — Healthcare (0.68%)
Health Care REIT Inc	17,863	866
Nationwide Health Properties Inc	19,168	690

		1,556

REITS — Hotels (0.27%)
Hospitality Properties Trust	18,896	607

REITS — Office Property (0.70%)
Alexandria Real Estate Equities Inc	6,444	677
See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Office Property (continued)
Highwoods Properties Inc	11,505	$403
Mack-Cali Realty Corp	13,215	516

		1,596

REITS — Regional Malls (0.47%)
Macerich Co/The	14,558	1,065

REITS — Shopping Centers (1.19%)
Equity One Inc	7,437	184
Federal Realty Investment Trust	11,824	971
Regency Centers Corp	14,005	1,002
Weingarten Realty Investors	15,007	554

		2,711

REITS — Single Tenant (0.23%)
Realty Income Corp (a)	20,384	536

REITS — Warehouse & Industrial (0.50%)
AMB Property Corp	19,702	1,138

Rental — Auto & Equipment (0.37%)
Avis Budget Group Inc (b)	20,847	277
Rent-A-Center Inc/TX (b)	13,426	289
United Rentals Inc (b)	15,288	288

		854

Research & Development (0.38%)
Pharmaceutical Product Development Inc	21,136	875

Respiratory Products (0.29%)
Resmed Inc (a)(b)	15,634	674

Retail — Apparel & Shoe (2.57%)
Aeropostale Inc (b)	13,471	428
American Eagle Outfitters Inc	43,061	791
AnnTaylor Stores Corp (a)(b)	12,348	313
Charming Shoppes Inc (a)(b)	23,485	121
Chico’s FAS Inc (b)	35,451	251
Collective Brands Inc (a)(b)	13,183	163
Foot Locker Inc	31,089	394
Guess ? Inc	11,004	421
Hanesbrands Inc (b)	19,166	671
Pacific Sunwear Of California (a)(b)	14,234	191
Phillips-Van Heusen Corp	10,331	436
Ross Stores Inc	27,265	913
Urban Outfitters Inc (a)(b)	22,720	778

		5,871

Retail — Auto Parts (0.58%)
Advance Auto Parts Inc	19,022	660
O’Reilly Automotive Inc (a)(b)	23,223	670

		1,330

Retail — Automobile (0.65%)
Carmax Inc (a)(b)	43,947	912
Copart Inc (b)	14,023	573

		1,485

Retail — Bookstore (0.16%)
Barnes & Noble Inc	9,125	295
Borders Group Inc (a)	11,824	74

		369

Retail — Catalog Shopping (0.23%)
Coldwater Creek Inc (a)(b)	12,060	64
MSC Industrial Direct Co	9,570	467

		531

Retail — Discount (0.50%)
99 Cents Only Stores (a)(b)	9,447	90
BJ’s Wholesale Club Inc (b)	12,005	457
Dollar Tree Inc (b)	18,505	585

		1,132

Retail — Hair Salons (0.11%)
Regis Corp	8,871	259

Retail — Mail Order (0.20%)
Williams-Sonoma Inc (a)	17,719	468

Retail — Major Department Store (0.16%)
Saks Inc (a)(b)	28,526	371

Retail — Pet Food & Supplies (0.25%)
PetSmart Inc	25,893	579

Retail — Restaurants (0.81%)
Bob Evans Farms Inc	6,238	175
Brinker International Inc	20,364	462
CBRL Group Inc	4,455	165
Cheesecake Factory/The (a)(b)	13,927	315
Chipotle Mexican Grill Inc (a)(b)	6,637	651
Ruby Tuesday Inc (a)	10,407	89

		1,857

Retail — Sporting Goods (0.21%)
Dick’s Sporting Goods Inc (b)	16,755	479

Savings & Loans — Thrifts (1.02%)
Astoria Financial Corp	16,431	389
First Niagara Financial Group Inc	21,012	303
New York Community Bancorp Inc	65,375	1,221
Washington Federal Inc	17,601	419

		2,332

Schools (0.98%)
Career Education Corp (a)(b)	18,202	367
Corinthian Colleges Inc (a)(b)	17,125	194
See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Schools (continued)
DeVry Inc	12,064	$688
ITT Educational Services Inc (b)	5,911	453
Strayer Education Inc	2,903	539

		2,241

Semiconductor Component — Integrated Circuits (0.79%)
Atmel Corp (b)	89,340	332
Cypress Semiconductor Corp (b)	30,733	864
Integrated Device Technology Inc (b)	38,264	409
TriQuint Semiconductor Inc (b)	28,778	190

		1,795

Semiconductor Equipment (0.45%)
Lam Research Corp (b)	25,056	1,023

Soap & Cleaning Products (0.33%)
Church & Dwight Co Inc	13,357	759

Steel — Producers (1.14%)
Carpenter Technology Corp	9,908	508
Reliance Steel & Aluminum Co	12,692	771
Steel Dynamics Inc	37,950	1,323

		2,602

Telecommunication Equipment (1.30%)
ADC Telecommunications Inc (b)	23,685	332
Adtran Inc	11,382	269
CommScope Inc (a)(b)	13,537	644
Harris Corp	27,471	1,484
Plantronics Inc	9,832	245

		2,974

Telecommunication Services (0.19%)
NeuStar Inc (a)(b)	15,573	428

Telephone — Integrated (0.46%)
Cincinnati Bell Inc (b)(c)	49,987	232
Telephone & Data Systems Inc	21,418	820

		1,052

Textile — Home Furnishings (0.37%)
Mohawk Industries Inc (a)(b)	11,149	849

Tobacco (0.15%)
Universal Corp/Richmond VA	5,472	351

Transactional Software (0.07%)
ACI Worldwide Inc (a)(b)	7,236	160

Transport — Equipment & Leasing (0.19%)
GATX Corp	9,640	424

Transport — Marine (0.68%)
Alexander & Baldwin Inc	8,313	418
Overseas Shipholding Group Inc	5,461	411
Tidewater Inc	11,042	720

		1,549

Transport — Rail (0.31%)
Kansas City Southern (a)(b)	15,521	700

Transport — Truck (0.60%)
Con-way Inc	9,127	422
JB Hunt Transport Services Inc	17,319	588
Werner Enterprises Inc	8,955	174
YRC Worldwide Inc (a)(b)	11,431	186

		1,370

Veterinary Diagnostics (0.24%)
VCA Antech Inc (b)	17,047	552

Vitamins & Nutrition Products (0.14%)
NBTY Inc (b)	11,298	318

Water (0.22%)
Aqua America Inc (a)	26,853	495

Wireless Equipment (0.09%)
RF Micro Devices Inc (a)(b)	58,676	198

X-Ray Equipment (0.66%)
Hologic Inc (a)(b)	51,428	1,501

TOTAL COMMON STOCKS		$223,232

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (13.71%)
Finance — Investment Banker & Broker (11.77%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $27,178,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (d)	$26,886	$26,885

Money Center Banks (1.94%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $2,286,000; 2.19%; dated 01/23/09)	2,219	2,220
See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
| |
REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $2,286,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	$2,219	$2,219

		4,439

TOTAL REPURCHASE AGREEMENTS		$31,324

Total Investments		$254,556
Liabilities in Excess of Other Assets, Net — (11.40)%		(26,052)

TOTAL NET ASSETS — 100.00%		$228,504

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $706 or 0.31% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,461
Unrealized Depreciation	(29,316)

Net Unrealized Appreciation (Depreciation)	12,145
Cost for federal income tax purposes	242,411
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
MidCap 400; June 2008	11	$4,425	$4,621	$196
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	28.48%
Consumer, Non-cyclical	18.78%
Industrial	16.40%
Consumer, Cyclical	11.10%
Energy	10.97%
Technology	7.60%
Utilities	6.11%
Basic Materials	6.08%
Communications	4.47%
Exchange Traded Funds	1.41%
Liabilities in Excess of Other Assets, Net	(11.40%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.02%
See accompanying notes

Schedule of Investments
MidCap Stock Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.67%)
Aerospace & Defense (0.29%)
Spirit Aerosystems Holdings Inc (a)	56,100	$1,636

Airlines (2.64%)
AMR Corp (a)(b)	700,200	6,141
Continental Airlines Inc (a)(b)	493,400	8,871

		15,012

Auto/Truck Parts & Equipment — Original (2.54%)
Magna International Inc	193,300	14,426

Chemicals — Specialty (6.33%)
Cabot Corp (b)	541,000	15,775
Lubrizol Corp	227,796	13,285
OM Group Inc (a)(b)	126,200	6,911

		35,971

Coatings & Paint (1.56%)
Valspar Corp	404,100	8,882

Commercial Banks (1.87%)
Cullen/Frost Bankers Inc	114,179	6,373
TCF Financial Corp	244,174	4,249

		10,622

Commercial Services (2.49%)
Weight Watchers International Inc	308,800	14,162

Computers — Integrated Systems (0.81%)
Diebold Inc	117,000	4,586

Computers — Memory Devices (2.11%)
NetApp Inc (a)	495,900	12,001

Computers — Peripheral Equipment (0.65%)
Electronics for Imaging Inc (a)(b)	256,400	3,697

Cosmetics & Toiletries (2.20%)
Estee Lauder Cos Inc/The	274,000	12,497

Data Processing & Management (2.46%)
Fidelity National Information Services	387,723	13,981

Diversified Manufacturing Operations (2.20%)
Teleflex Inc	226,615	12,484

Electric — Integrated (6.90%)
DTE Energy Co (b)	307,800	12,407
Northeast Utilities	497,400	13,092
Wisconsin Energy Corp	289,300	13,730

		39,229

Electronic Components — Semiconductors (2.56%)
Microchip Technology Inc (b)	396,000	14,553

Electronic Parts Distribution (2.19%)
Arrow Electronics Inc (a)	456,600	$12,424

Enterprise Software & Services (2.63%)
BMC Software Inc (a)	430,500	14,964

Food — Dairy Products (0.82%)
Dean Foods Co (a)	201,050	4,672

Machinery Tools & Related Products (3.44%)
Lincoln Electric Holdings Inc	256,100	19,540

Medical — Generic Drugs (2.02%)
Mylan Inc (b)	873,125	11,499

Medical — Hospitals (3.00%)
Universal Health Services Inc	271,900	17,032

Medical — Wholesale Drug Distribution (0.57%)
AmerisourceBergen Corp	79,300	3,216

Medical Information Systems (2.22%)
IMS Health Inc	509,482	12,610

Medical Instruments (1.29%)
Edwards Lifesciences Corp (a)	132,300	7,332

Medical Laboratory & Testing Service (2.50%)
Covance Inc (a)	169,300	14,186

Multi-Line Insurance (1.34%)
HCC Insurance Holdings Inc	308,897	7,624

Non-Hazardous Waste Disposal (4.19%)
Allied Waste Industries Inc (a)(b)	524,700	6,485
Republic Services Inc	544,050	17,296

		23,781

Office Furnishings — Original (1.94%)
HNI Corp (b)	507,400	11,046

Oil & Gas Drilling (2.81%)
Nabors Industries Ltd (a)(b)	425,858	15,987

Oil Company — Exploration & Production (4.14%)
Cimarex Energy Co (b)	203,500	12,678
Noble Energy Inc	124,800	10,858

		23,536

Property & Casualty Insurance (2.13%)
Fidelity National Financial Inc	755,838	12,086

Reinsurance (1.83%)
Max Capital Group Ltd	444,400	10,403
See accompanying notes

Schedule of Investments
MidCap Stock Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (continued)
REITS — Office Property (2.57%)
Alexandria Real Estate Equities Inc (b)	138,900	$14,589

REITS — Regional Malls (1.25%)
General Growth Properties Inc	174,100	7,131

REITS — Shopping Centers (0.45%)
Tanger Factory Outlet Centers	63,500	2,562

Rental — Auto & Equipment (0.99%)
Aaron Rents Inc (b)	225,235	5,608

Retail — Apparel & Shoe (1.70%)
J Crew Group Inc (a)(b)	143,300	6,807
Nordstrom Inc	80,270	2,830

		9,637

Retail — Jewelry (2.99%)
Tiffany & Co	389,700	16,967

Retail — Restaurants (0.50%)
Papa John’s International Inc (a)(b)	105,698	2,854

Savings & Loans — Thrifts (2.89%)
Washington Federal Inc	690,750	16,447

Toys (2.61%)
Mattel Inc	791,200	14,835

Transport — Marine (3.05%)
Tidewater Inc	265,700	17,329

TOTAL COMMON STOCKS		$543,636

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (12.21%)
Finance — Investment Banker & Broker (8.45%)
Lehman Brothers Repurchase Agreement; 2.00% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $48,389,000; 0.00% - 6.35%; dated 05/02/08 - 05/15/30) (c)	$47,994	$47,991

Money Center Banks (3.76%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $11,011,000; 2.19%; dated 01/23/09)	10,690	10,690
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $11,011,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	$10,690	$10,690

		21,380

TOTAL REPURCHASE AGREEMENTS		$69,371

Total Investments		$613,007
Liabilities in Excess of Other Assets, Net — (7.88%)		(44,793)

TOTAL NET ASSETS — 100.00%		$568,214

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$143,192
Unrealized Depreciation	(24,011)

Net Unrealized Appreciation (Depreciation)	119,181
Cost for federal income tax purposes	493,826
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.55%
Consumer, Non-cyclical	15.87%
Industrial	15.35%
Consumer, Cyclical	14.92%
Technology	13.44%
Basic Materials	7.89%
Energy	6.96%
Utilities	6.90%
Liabilities in Excess of Other Assets, Net	(7.88%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.78%)
Aerospace & Defense Equipment (1.78%)
Alliant Techsystems Inc (a)	2,600	$285
Goodrich Corp	27,800	1,895

		2,180

Agricultural Chemicals (0.82%)
Intrepid Potash Inc (a)	4,766	226
Mosaic Co/The (a)	6,300	772

		998

Agricultural Operations (0.48%)
Bunge Ltd	5,100	582

Apparel Manufacturers (0.53%)
VF Corp	8,700	647

Applications Software (0.24%)
Compuware Corp (a)	38,200	288

Auto — Car & Light Trucks (0.18%)
Ford Motor Co (a)(b)	26,200	216

Auto/Truck Parts & Equipment — Original (0.83%)
Autoliv Inc	6,800	416
BorgWarner Inc	12,200	600

		1,016

Beverages — Non-Alcoholic (0.40%)
Pepsi Bottling Group Inc	14,600	492

Beverages — Wine & Spirits (0.44%)
Constellation Brands Inc (a)	29,600	544

Broadcasting Services & Programming (0.22%)
Discovery Holding Co (a)	11,500	266

Building — Residential & Commercial (0.18%)
NVR Inc (a)	350	215

Chemicals — Diversified (1.19%)
Celanese Corp	16,100	720
FMC Corp	8,200	515
PPG Industries Inc	3,600	221

		1,456

Chemicals — Specialty (1.07%)
Cytec Industries Inc	4,600	272
Eastman Chemical Co	6,300	463
Lubrizol Corp	9,900	577

		1,312

Coatings & Paint (0.87%)
Sherwin-Williams Co/The	19,300	1,068

Commercial Banks (2.43%)
Bancorpsouth Inc	14,700	353
Bank of Hawaii Corp	7,700	422
BB&T Corp	6,400	219
BOK Financial Corp	5,700	326
Commerce Bancshares Inc	9,890	430
Cullen/Frost Bankers Inc	8,900	497
Fulton Financial Corp	21,300	266
South Financial Group Inc/The (b)	12,400	75
UnionBanCal Corp	7,400	389

		2,977

Computer Services (1.53%)
Computer Sciences Corp (a)	42,900	1,870

Computer Software (0.18%)
Metavante Technologies Inc (a)	9,200	217

Computers — Integrated Systems (0.43%)
NCR Corp (a)	12,274	303
Teradata Corp (a)	10,300	219

		522

Computers — Memory Devices (0.54%)
Seagate Technology	21,400	404
Western Digital Corp (a)	8,900	258

		662

Consumer Products — Miscellaneous (0.15%)
Jarden Corp (a)	8,500	181

Containers — Metal & Glass (0.49%)
Owens-Illinois Inc (a)	10,950	604

Cosmetics & Toiletries (0.24%)
Alberto-Culver Co	11,700	295

Cruise Lines (1.23%)
Royal Caribbean Cruises Ltd (b)	47,100	1,503

Distribution & Wholesale (0.50%)
Genuine Parts Co	14,500	616

Diversified Manufacturing Operations (3.88%)
Cooper Industries Ltd	13,100	555
Crane Co	9,000	369
Dover Corp	10,500	520
Eaton Corp	8,450	742
ITT Corp	19,800	1,267
Parker Hannifin Corp	13,250	1,058
Textron Inc	3,900	238

		4,749

E-Commerce — Services (0.32%)
Expedia Inc (a)	15,600	394
See accompanying notes

Schedule of Investments
MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
| |
COMMON STOCKS (continued)
Electric — Integrated (8.80%)
Alliant Energy Corp	13,400	$505
American Electric Power Co Inc	27,800	1,241
Centerpoint Energy Inc	78,100	1,189
Consolidated Edison Inc	3,200	133
Constellation Energy Group Inc	7,200	609
Edison International	18,500	965
MDU Resources Group Inc	73,000	2,108
Pinnacle West Capital Corp	32,500	1,103
PPL Corp	15,680	753
SCANA Corp	12,000	473
Xcel Energy Inc	81,600	1,697

		10,776

Electric Products — Miscellaneous (0.12%)
Ametek Inc	3,138	152

Electronic Components — Semiconductors (0.19%)
QLogic Corp (a)	14,800	236

Electronic Parts Distribution (0.21%)
Arrow Electronics Inc (a)	9,400	256

Electronics — Military (2.30%)
L-3 Communications Holdings Inc	25,300	2,820

Engines — Internal Combustion (0.41%)
Briggs & Stratton Corp (b)	33,400	508

Enterprise Software & Services (0.54%)
CA Inc	18,600	412
Novell Inc (a)	39,100	245

		657

Fiduciary Banks (0.81%)
Bank of New York Mellon Corp/The	5,300	231
Northern Trust Corp	4,690	347
Wilmington Trust Corp	12,500	411

		989

Finance — Commercial (0.28%)
CIT Group Inc	31,200	340

Finance — Consumer Loans (0.96%)
SLM Corp (a)	63,200	1,171

Finance — Investment Banker & Broker (0.17%)
TD Ameritrade Holding Corp (a)	11,700	212

Finance — Other Services (0.18%)
Nasdaq OMX Group, Inc (a)	6,200	226

Food — Meat Products (0.22%)
Hormel Foods Corp	6,700	264

Food — Miscellaneous/Diversified (1.78%)
ConAgra Foods Inc	27,900	657
Corn Products International Inc	14,000	649
HJ Heinz Co	18,500	871

		2,177

Food — Retail (0.80%)
Safeway Inc	30,900	976

Funeral Services & Related Items (0.75%)
Service Corp International/US	83,000	922

Gas — Distribution (1.70%)
Energen Corp	12,400	846
Sempra Energy	16,600	941
Vectren Corp	10,200	288

		2,075

Home Decoration Products (0.26%)
Newell Rubbermaid Inc	15,800	324

Hospital Beds & Equipment (0.79%)
Hill-Rom Holdings Inc	30,800	774
Kinetic Concepts Inc (a)	5,000	198

		972

Human Resources (0.21%)
Hewitt Associates Inc (a)	6,200	254

Independent Power Producer (0.68%)
Mirant Corp (a)	5,100	209
Reliant Energy Inc (a)	24,000	618

		827

Instruments — Scientific (0.34%)
Applera Corp — Applied Biosystems Group	13,200	421

Insurance Brokers (1.84%)
Aon Corp	21,200	962
Willis Group Holdings Ltd	37,300	1,296

		2,258

Internet Security (0.13%)
McAfee Inc (a)	4,850	161

Investment Management & Advisory Services (0.53%)
Ameriprise Financial Inc	13,700	651

Life & Health Insurance (1.30%)
Protective Life Corp	6,200	264
Reinsurance Group of America Inc	8,000	416
Unum Group	39,300	912

		1,592

See accompanying notes

Schedule of Investments
MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — Farm (0.32%)
AGCO Corp (a)	6,600	$397

Machinery — General Industry (0.19%)
Manitowoc Co Inc/The	6,200	235

Machinery — Pumps (0.22%)
Flowserve Corp	2,200	273

Machinery Tools & Related Products (0.32%)
Lincoln Electric Holdings Inc	5,100	389

Medical — Biomedical/Gene (0.21%)
Invitrogen Corp (a)	2,800	262

Medical — Generic Drugs (0.20%)
Watson Pharmaceuticals Inc (a)	7,800	242

Medical — HMO (2.07%)
Cigna Corp	21,730	928
Coventry Health Care Inc (a)	35,800	1,601

		2,529

Medical Laboratory & Testing Service (1.05%)
Laboratory Corp of America Holdings (a)	2,400	182
Quest Diagnostics Inc	22,000	1,104

		1,286

Multi-Line Insurance (1.75%)
American Financial Group Inc/OH	16,300	447
Genworth Financial Inc	22,400	517
HCC Insurance Holdings Inc	21,100	521
XL Capital Ltd	18,700	652

		2,137

Multimedia (0.80%)
Liberty Media Corp — Entertainment (a)	37,700	978

Networking Products (0.24%)
Juniper Networks Inc (a)	10,600	293

Office Automation & Equipment (0.66%)
Pitney Bowes Inc	22,500	813

Office Supplies & Forms (1.40%)
Avery Dennison Corp	35,600	1,716

Oil & Gas Drilling (0.51%)
Helmerich & Payne Inc	11,600	624

Oil Company — Exploration & Production (2.23%)
Cimarex Energy Co	12,500	779
Noble Energy Inc	4,700	409
Pioneer Natural Resources Co	11,800	681
Questar Corp	13,900	862

		2,731

Oil Company — Integrated (5.03%)
Hess Corp	17,400	1,848
Marathon Oil Corp	12,100	551
Murphy Oil Corp	41,600	3,758

		6,157

Oil Field Machinery & Equipment (0.29%)
National Oilwell Varco Inc (a)	5,254	360

Pharmacy Services (1.06%)
Express Scripts Inc (a)	2,500	175
Omnicare Inc	54,900	1,117

		1,292

Pipelines (3.22%)
El Paso Corp	130,500	2,237
National Fuel Gas Co	10,700	548
Oneok Inc	13,200	635
Spectra Energy Corp	11,200	277
Williams Cos Inc	6,800	241

		3,938

Printing — Commercial (0.52%)
RR Donnelley & Sons Co	20,700	634

Property & Casualty Insurance (0.74%)
Arch Capital Group Ltd (a)	7,700	544
Philadelphia Consolidated Holding Co (a)	9,820	362

		906

Publishing — Periodicals (0.14%)
Idearc Inc	51,100	169

Regional Banks (0.62%)
Keycorp	31,300	755

Reinsurance (2.14%)
Axis Capital Holdings Ltd	48,900	1,658
Endurance Specialty Holdings Ltd	5,800	215
Everest Re Group Ltd	3,600	325
PartnerRe Ltd	3,200	237
Transatlantic Holdings Inc	2,800	182

		2,617

REITS — Apartments (0.74%)
AvalonBay Communities Inc	5,700	569
Essex Property Trust Inc	2,800	333

		902

REITS — Hotels (0.90%)
Hospitality Properties Trust	13,100	421
See accompanying notes

Schedule of Investments
MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Hotels (continued)
Host Hotels & Resorts Inc	39,900	$686

		1,107

REITS — Mortgage (2.11%)
Annaly Capital Management Inc	153,800	2,578

REITS — Office Property (0.85%)
Boston Properties Inc	10,300	1,035

REITS — Regional Malls (0.58%)
Simon Property Group Inc	2,500	249
Taubman Centers Inc	8,200	465

		714

REITS — Shopping Centers (0.34%)
Federal Realty Investment Trust	5,100	419

REITS — Warehouse & Industrial (1.78%)
AMB Property Corp	13,500	779
First Industrial Realty Trust Inc (b)	46,500	1,405

		2,184

Retail — Apparel & Shoe (1.76%)
Gap Inc/The	31,700	590
Hanesbrands Inc (a)	44,600	1,562

		2,152

Retail — Auto Parts (0.88%)
Advance Auto Parts Inc	31,000	1,075

Retail — Automobile (0.25%)
Penske Auto Group Inc	14,500	304

Retail — Computer Equipment (0.18%)
GameStop Corp (a)	4,000	220

Retail — Consumer Electronics (0.14%)
RadioShack Corp	12,700	177

Retail — Discount (1.69%)
BJ’s Wholesale Club Inc (a)	11,300	431
Family Dollar Stores Inc	76,800	1,643

		2,074

Retail — Office Supplies (0.41%)
Office Depot Inc (a)	39,300	498

Savings & Loans — Thrifts (2.99%)
Astoria Financial Corp	14,700	349
Hudson City Bancorp Inc	33,500	641
New York Community Bancorp Inc	44,200	825
People’s United Financial Inc	109,136	1,852

		3,667

Semiconductor Equipment (0.14%)
Lam Research Corp (a)	4,100	167

Steel — Producers (1.16%)
Reliance Steel & Aluminum Co	11,900	723
Steel Dynamics Inc	13,900	484
United States Steel Corp	1,400	216

		1,423

Telecommunication Equipment (0.25%)
ADC Telecommunications Inc (a)	11,400	160
Harris Corp	2,609	141

		301

Telecommunication Services (0.37%)
Embarq Corp	11,000	457

Telephone — Integrated (0.53%)
CenturyTel Inc	13,000	422
Windstream Corp	19,600	230

		652

Theaters (0.22%)
Regal Entertainment Group (b)	14,500	275

Tobacco (3.42%)
Loews Corp — Carolina Group	26,179	1,719
Reynolds American Inc	30,200	1,626
UST Inc	16,100	839

		4,184

Tools — Hand Held (1.82%)
Snap-On Inc	12,800	759
Stanley Works/The	30,400	1,467

		2,226

Toys (0.67%)
Hasbro Inc	23,100	821

Transport — Rail (0.39%)
CSX Corp	7,600	478

Transport — Services (1.62%)
Ryder System Inc	28,900	1,979

Transport — Truck (0.21%)
Con-way Inc	5,500	254

TOTAL COMMON STOCKS		$122,143

See accompanying notes
# # #

Schedule of Investments
MidCap Value Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.85%)
Finance — Investment Banker & Broker (2.51%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $3,101,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$3,068	$3,068

Money Center Banks (0.34%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $427,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (c)	422	422

TOTAL REPURCHASE AGREEMENTS		$3,490

Total Investments		$125,633
Liabilities in Excess of Other Assets, Net — (2.63)%		(3,216)

TOTAL NET ASSETS — 100.00%		$122,417

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$13,069
Unrealized Depreciation	(12,540)

Net Unrealized Appreciation (Depreciation)	529
Cost for federal income tax purposes	125,104
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	26.90%
Consumer, Non-cyclical	16.18%
Industrial	14.64%
Energy	11.28%
Utilities	11.17%
Consumer, Cyclical	9.91%
Basic Materials	5.11%
Technology	4.44%
Communications	3.00%
Liabilities in Excess of Other Assets, Net	(2.63%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
-
COMMERCIAL PAPER (83.96%)
Agricultural Operations (1.94%)
Cargill Inc
3.00%, 5/5/2008	$9,000	$8,997
2.50%, 5/28/2008	7,200	7,186
2.85%, 5/28/2008	6,280	6,267
2.90%, 5/29/2008	12,175	12,148
2.45%, 5/30/2008	13,000	12,974
2.70%, 5/30/2008	9,900	9,878

		57,450

Asset Backed Securities (3.13%)
CAFCO
2.55%, 5/6/2008	7,130	7,128
3.16%, 5/27/2008	10,000	9,977
3.10%, 6/10/2008	15,000	14,948
2.75%, 7/7/2008	10,000	9,949
2.70%, 7/18/2008	10,900	10,836
2.90%, 7/24/2008	10,000	9,932
FCAR Owner Trust I
3.05%, 6/9/2008	15,000	14,950
3.10%, 6/13/2008	15,000	14,945

		92,665

Beverages — Non-Alcoholic (0.80%)
Coca-Cola Co
2.57%, 5/12/2008	10,800	10,791
2.13%, 6/12/2008	12,900	12,868

		23,659

Chemicals — Diversifled (1.44%)
BASF AG
2.23%, 6/26/2008	6,295	6,273
2.72%, 6/27/2008	10,900	10,853
2.36%, 7/9/2008	10,900	10,851
2.20%, 7/15/2008	14,800	14,732

		42,709

Commercial Banks (13.74%)
Calyon North America
2.60%, 6/30/2008	11,000	10,952
2.67%, 7/17/2008	10,900	10,838
2.41%, 7/21/2008	12,900	12,830
2.81%, 8/4/2008	10,900	10,819
Nordea North America
2.63%, 6/3/2008	10,900	10,874
2.69%, 6/20/2008	5,265	5,245
2.66%, 7/8/2008	12,000	11,940
2.66%, 7/14/2008	11,800	11,735
2.66%, 7/16/2008	10,000	9,944
2.85%, 7/23/2008	11,000	10,928
Skandinaviska Enskilda Banken
3.05%, 5/2/2008	11,000	10,999
2.92%, 6/6/2008	15,000	14,956
2.47%, 6/17/2008	13,800	13,756
2.88%, 7/22/2008	12,000	11,921
2.52%, 7/25/2008	10,450	10,384
Societe Generale North America Inc
3.03%, 5/7/2008	9,600	9,595
3.05%, 5/12/2008	10,000	9,991
3.08%, 5/28/2008	12,000	11,972
2.98%, 6/4/2008	10,050	10,022
2.87%, 6/27/2008	10,800	10,751
2.84%, 8/1/2008	9,800	9,729
State Street Corp
2.50%, 6/3/2008	11,900	11,873
2.50%, 6/16/2008	13,900	13,856
2.60%, 7/24/2008	10,000	9,939
Svenska Handelsbanken
2.95%, 5/5/2008	11,000	10,996
2.66%, 7/10/2008	12,800	12,734
2.66%, 7/11/2008	12,000	11,937
Toronto — Dominion Holdings
3.00%, 5/22/2008	11,000	10,981
2.52%, 6/16/2008	7,300	7,276
2.62%, 6/20/2008	13,800	13,750
2.51%, 6/24/2008	10,700	10,660
2.57%, 7/24/2008	9,800	9,741
2.68%, 7/30/2008	9,000	8,940
Westpac Banking Corp
2.99%, 5/7/2008	10,420	10,415
2.30%, 8/14/2008	11,900	11,820
2.59%, 8/14/2008	10,900	10,818
2.64%, 9/12/2008	10,800	10,694

		406,611

Computers (0.36%)
IBM Capital Corp
2.24%, 6/26/2008	10,800	10,762

Diversified Financial Services (2.62%)
General Electric Capital
2.89%, 5/20/2008	11,900	11,882
2.37%, 6/12/2008	7,940	7,918
2.64%, 7/7/2008	10,000	9,951
2.46%, 7/14/2008	2,980	2,965
2.50%, 7/17/2008	12,000	11,936
2.45%, 8/11/2008	12,000	11,916
2.46%, 8/20/2008	10,000	9,924
Pfizer Investment Capital
4.33%, 5/5/2008	11,000	10,995

		77,487

Finance — Auto Loans (1.90%)
Toyota Motor Credit
3.70%, 5/9/2008	11,000	10,991
See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Finance — Auto Loans (continued)
Toyota Motor Credit (continued)
2.81%, 5/14/2008	$10,000	$9,990
2.40%, 6/19/2008	3,890	3,877
2.42%, 7/1/2008	10,000	9,959
2.25%, 8/6/2008	8,695	8,642
2.60%, 8/22/2008	12,800	12,696

		56,155

Finance — Consumer Loans (3.37%)
American General Finance
2.94%, 5/23/2008	12,000	11,979
2.50%, 6/19/2008	6,690	6,667
2.98%, 7/10/2008	10,000	9,942
HSBC Finance
3.10%, 5/2/2008	11,000	10,999
2.85%, 6/5/2008	15,000	14,958
2.63%, 6/6/2008	10,000	9,974
2.60%, 6/13/2008	2,410	2,403
2.60%, 6/20/2008	10,000	9,964
2.57%, 7/22/2008	12,000	11,930
John Deere Capital Corp
2.20%, 6/11/2008	11,000	10,972

		99,788

Finance — Credit Card (2.41%)
American Express Credit
2.93%, 5/6/2008	12,000	11,995
2.92%, 5/8/2008	7,080	7,076
2.97%, 5/19/2008	7,060	7,050
2.98%, 5/30/2008	9,400	9,377
2.99%, 6/4/2008	7,160	7,140
2.77%, 6/18/2008	11,940	11,896
2.60%, 7/10/2008	6,830	6,796
2.64%, 7/28/2008	10,000	9,935

		71,265

Finance — Investment Banker & Broker (9.97%)
Citigroup Funding
3.05%, 5/8/2008	10,900	10,894
3.05%, 5/20/2008	10,000	9,984
2.55%, 6/10/2008	12,000	11,966
2.82%, 7/1/2008	9,000	8,957
2.72%, 7/3/2008	10,000	9,952
Goldman Sachs Group
2.90%, 5/7/2008	11,000	10,995
2.40%, 5/14/2008	11,240	11,230
4.22%, 5/15/2008	7,000	6,989
2.25%, 5/20/2008	10,900	10,887
2.45%, 8/1/2008	10,800	10,732
2.52%, 8/5/2008	6,000	5,960
ING U.S. Funding
3.75%, 5/16/2008	10,390	10,374
2.63%, 7/14/2008	10,000	9,946
2.84%, 7/25/2008	11,900	11,820
2.61%, 8/7/2008	12,000	11,915
JP Morgan Chase
2.98%, 5/1/2008	7,635	7,635
2.45%, 6/17/2008	5,590	5,572
2.55%, 7/21/2008	12,000	11,931
2.40%, 7/22/2008	10,900	10,840
2.47%, 7/23/2008	10,800	10,739
2.60%, 7/29/2008	11,000	10,929
2.53%, 9/2/2008	12,800	12,688
Merrill Lynch & Co Inc
4.46%, 5/2/2008	7,450	7,449
Morgan Stanley
4.96%, 5/19/2008	12,800	12,768
4.97%, 5/21/2008	10,000	9,972
4.70%, 6/16/2008	12,000	11,928
4.45%, 6/18/2008	10,000	9,941
3.14%, 6/23/2008	10,000	9,954
3.07%, 7/16/2008	10,000	9,935

		294,882

Finance — Leasing Company (3.56%)
International Lease Finance
2.83%, 5/9/2008	9,725	9,719
2.78%, 5/27/2008	9,000	8,982
2.92%, 6/2/2008	12,000	11,969
3.00%, 6/3/2008	8,100	8,078
2.72%, 6/19/2008	10,900	10,860
2.93%, 6/23/2008	9,400	9,359
2.68%, 7/14/2008	12,800	12,729
River Fuel Funding
2.53%, 7/31/2008	11,158	11,086
2.85%, 7/31/2008	10,000	9,928
2.85%, 7/31/2008	12,800	12,708

		105,418

Finance — Other Services (5.13%)
ABN-AMRO North America Finance Inc
3.02%, 5/13/2008	4,920	4,915
Commoloco
3.43%, 5/22/2008	6,900	6,886
2.92%, 6/5/2008	10,900	10,869
2.68%, 7/17/2008	12,000	11,931
CRC Funding
3.07%, 5/2/2008	10,000	9,999
3.03%, 5/13/2008	12,900	12,887
3.06%, 5/15/2008	10,000	9,988
3.08%, 6/5/2008	14,800	14,756
2.89%, 7/8/2008	10,000	9,946
See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
| |
COMMERCIAL PAPER (continued)
Finance — Other Services (continued)
Park Avenue Receivables Company
3.08%, 5/21/2008	$12,550	$12,529
2.85%, 6/6/2008	11,900	11,866
2.75%, 6/13/2008	7,955	7,929
2.68%, 6/26/2008	10,000	9,958
Private Export Funding
2.92%, 5/23/2008	9,900	9,882
2.50%, 6/11/2008	7,330	7,309

		151,650

Food — Miscellaneous/Diversified (1.90%)
Unilever Capital
2.45%, 9/29/2008	10,000	9,897
2.47%, 10/7/2008	10,000	9,891
2.60%, 10/9/2008	13,800	13,640
2.66%, 10/23/2008	11,000	10,858
2.68%, 10/27/2008	3,280	3,236
2.70%, 11/5/2008	8,800	8,676

		56,198

Life & Health Insurance (2.27%)
Prudential Funding LLC
2.82%, 5/13/2008	15,000	14,986
Prudential PLC
3.02%, 5/8/2008	10,000	9,994
3.15%, 5/9/2008	7,100	7,095
2.42%, 7/2/2008	12,000	11,950
2.55%, 7/10/2008	9,900	9,851
2.59%, 7/11/2008	10,000	9,949
3.70%, 7/14/2008	3,460	3,434

		67,259

Medical — Drugs (2.28%)
AstraZeneca PLC
3.62%, 6/9/2008	11,000	10,957
2.79%, 6/12/2008	10,000	9,968
3.00%, 7/8/2008	7,400	7,358
3.57%, 7/25/2008	11,000	10,907
2.74%, 8/6/2008	7,550	7,494
2.50%, 10/1/2008	10,000	9,894
2.25%, 10/15/2008	11,000	10,885

		67,463

Medical — Hospitals (0.51%)
Catholic Healthcare Initiatives
2.95%, 6/11/2008	15,000	15,000

Money Center Banks (9.23%)
Bank of America
4.42%, 5/1/2008	9,900	9,900
4.36%, 5/7/2008	12,000	11,991
2.75%, 5/16/2008	8,850	8,840
3.00%, 5/29/2008	9,900	9,877
2.61%, 8/8/2008	10,000	9,928
2.72%, 8/13/2008	12,000	11,906
2.79%, 8/19/2008	9,000	8,924
Bank of Scotland PLC
2.97%, 5/14/2008	10,000	9,989
3.00%, 5/19/2008	10,900	10,884
2.82%, 6/10/2008	4,920	4,905
2.53%, 6/13/2008	13,800	13,758
2.52%, 6/18/2008	13,900	13,853
2.74%, 8/5/2008	12,900	12,806
BNP Paribas Finance
2.64%, 7/2/2008	10,900	10,851
2.32%, 7/18/2008	10,900	10,845
2.81%, 7/30/2008	12,800	12,710
2.89%, 8/25/2008	11,800	11,690
2.82%, 8/26/2008	9,900	9,809
2.81%, 8/28/2008	12,800	12,681
UBS Finance Delaware LLC
3.05%, 5/12/2008	12,900	12,888
3.72%, 5/16/2008	11,000	10,983
3.03%, 5/27/2008	15,000	14,967
4.53%, 5/28/2008	12,000	11,959
3.03%, 6/2/2008	16,075	16,034

		272,978

Oil Company — Integrated (0.43%)
Total Capital
2.19%, 6/30/2008	12,900	12,853

Retail — Discount (0.36%)
Wal-Mart Stores
2.30%, 5/13/2008	10,800	10,792

Special Purpose Entity (9.24%)
Barclays U.S. Funding
4.34%, 5/5/2008	7,660	7,656
2.97%, 6/4/2008	15,000	14,958
2.88%, 7/28/2008	5,595	5,556
2.85%, 8/18/2008	11,800	11,698
Charta LLC
3.14%, 5/29/2008	10,900	10,873
3.10%, 6/3/2008	3,150	3,141
2.75%, 6/17/2008	10,000	9,964
2.70%, 7/11/2008	9,340	9,290
DWS Scudder Money Market Series
2.88%, 12/31/2008	21,690	21,690
Prudential Funding Corp
2.82%, 5/8/2008	10,000	9,995
2.35%, 6/24/2008	11,800	11,758
2.72%, 7/15/2008	9,800	9,744
2.45%, 7/16/2008	5,990	5,959
See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

COMMERCIAL PAPER (continued)
Special Purpose Entity (continued)
Ranger Funding
2.90%, 5/1/2008	$9,800	$9,800
3.15%, 5/1/2008	8,900	8,900
3.20%, 5/6/2008	11,900	11,895
2.85%, 5/19/2008	9,800	9,786
3.05%, 5/23/2008	10,700	10,682
2.70%, 6/10/2008	8,900	8,873
Sheffield Receivables
2.73%, 7/9/2008	10,000	9,948
Yorktown Capital
2.98%, 5/20/2008	9,100	9,086
3.00%, 5/22/2008	12,000	11,979
2.97%, 6/2/2008	10,500	10,472
2.67%, 7/18/2008	13,000	12,925
2.85%, 7/21/2008	14,800	14,705
2.73%, 7/23/2008	12,000	11,925

		273,258

Supranational Bank (2.31%)
Corp Andina de Fomento
4.40%, 5/6/2008	12,000	11,993
3.94%, 5/14/2008	6,900	6,890
3.00%, 5/16/2008	10,900	10,886
2.94%, 6/17/2008	7,900	7,870
2.95%, 6/25/2008	10,000	9,955
2.74%, 7/15/2008	10,800	10,738
2.65%, 8/12/2008	10,000	9,924

		68,256

Telephone — Integrated (2.43%)
AT&T Inc
2.72%, 5/22/2008	10,900	10,883
Telstra Corp
2.98%, 5/15/2008	10,900	10,888
3.03%, 5/21/2008	10,000	9,983
2.42%, 6/18/2008	1,780	1,774
2.40%, 6/20/2008	6,520	6,498
2.45%, 6/25/2008	10,900	10,859
2.75%, 7/11/2008	10,000	9,946
2.80%, 7/23/2008	11,000	10,929

		71,760

Tobacco (0.63%)
Philip Morris Capital
2.35%, 6/2/2008	6,760	6,746
Philip Morris Co Inc
2.25%, 5/21/2008	12,000	11,985

		18,731

Tools — Hand held (2.00%)
Stanley Works
2.40%, 5/9/2008	15,000	14,992
2.82%, 5/23/2008	10,800	10,781
2.20%, 6/27/2008	2,560	2,551
2.23%, 6/27/2008	6,130	6,108
2.17%, 7/15/2008	6,380	6,351
2.18%, 7/16/2008	2,730	2,718
2.20%, 7/16/2008	15,815	15,742

		59,243

TOTAL COMMERCIAL PAPER		$2,484,292

FUNDING AGREEMENTS (2.06%)
Financial Guarantee Insurance (2.06%)
ING USA Funding Agreement
3.23%, 6/3/2008 (a)	25,000	25,000
New York Life Funding Agreement
3.26%, 5/1/2008 (a)(b)	36,000	36,000

		61,000

TOTAL FUNDING AGREEMENTS		$61,000

	Shares	Value
	Held	(000’s)

COMMON STOCKS (0.68%)
Publicly Traded Investment Fund (0.68%)
BlackRock Liquidity Funds TempFund Portfolio
2.89, 12/31/2008	20,230,000	20,230

TOTAL COMMON STOCKS		$20,230

	Principal
	Amount	Value
	(000’s)	(000’s)
| |
BONDS (7.86%)
Aerospace & Defense (0.16%)
General Dynamics Corp
3.00%, 5/15/2008	4,840	4,836

Asset Backed Securities (0.55%)
Caterpillar Financial Asset Trust
3.01%, 12/26/2008	3,400	3,400
CNH Equipment Trust
2.75%, 12/15/2008	5,600	5,600
John Deere Owner Trust
2.79%, 2/17/2009	7,200	7,200

		16,200

Auto — Car & Light Trucks (0.11%)
BMW US Capital LLC
2.74%, 5/6/2008 (b)(c)	3,300	3,300

Automobile Sequential (0.62%)
Americredit Prime Automobile Receivable Trust
5.27%, 5/8/2008	1,378	1,378
BMW Vehicle Lease Trust
5.06%, 7/15/2008	1,975	1,975
See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Automobile Sequential (continued)
Capital Auto Receivables Asset Trust
3.39%, 8/15/2008 (c)	$6,232	$6,232
Daimler Chrysler Auto Trust
4.94%, 5/8/2008 (b)(c)	2,315	2,315
Ford Credit Auto Owner Trust
4.02%, 8/15/2008 (c)	5,576	5,576
Honda Auto Receivables Owner Trust
5.56%, 5/15/2008 (b)	158	158
World Omni Auto Receivables Trust
5.68%, 5/15/2008	682	682

		18,316

Chemicals — Diversified (0.20%)
BASF Finance Europe NV
2.81%, 5/21/2008 (b)(c)	6,100	6,100

Commercial Banks (1.22%)
Allied Irish Banks PLC
2.78%, 5/21/2008 (b)(c)	9,000	9,000
BES Finance Ltd
2.75%, 5/2/2008 (b)(c)	9,000	9,000
Skandinaviska Enskilda Banken AB
4.85%, 6/23/2008 (c)	8,000	8,000
Svenska Handelsbanken AB
2.94%, 7/7/2008 (b)(c)	10,000	10,000

		36,000

Diversified Manufacturing Operations (0.20%)
Danaher Corp
6.00%, 10/15/2008	5,830	5,874

Electric Products — Miscellaneous (0.14%)
Emerson Electric Co
5.00%, 10/15/2008	4,000	4,035

Finance — Consumer Loans (0.45%)
HSBC Finance Corp
6.40%, 6/17/2008	5,100	5,106
John Deere Capital Corp
2.78%, 6/25/2008 (b)	8,335	8,335

		13,441

Finance — Investment Banker & Broker (0.75%)
Goldman Sachs Group LP
3.33%, 5/25/2008 (c)	13,000	13,000
JPMorgan Chase & Co
3.11%, 5/2/2008	2,500	2,500
Lehman Brothers Holdings Inc
5.02%, 6/27/2008	6,860	6,860

		22,360

Medical — Hospitals (0.42%)
Portland Clinic LLP/The
3.60%, 11/20/2027	12,390	12,390

Medical — Outpatient & Home Medical Care (0.21%)
Everett Clinic PS
3.75%, 5/1/2022	6,200	6,200

Retail — Discount (0.13%)
Target Corp
5.40%, 10/1/2008	3,700	3,733

Special Purpose Entity (2.70%)
Advance Packaging Corp
3.05%, 10/1/2036	10,825	10,825
Allstate Life Global Funding Trusts
3.11%, 5/4/2008	3,200	3,200
Chatham Capital Corp
3.05%, 11/1/2028	10,170	10,170
Corporate Finance Managers Inc
2.90%, 2/2/2043	15,100	15,100
Forward Corp
3.05%, 12/1/2030	3,725	3,725
Foster/Schweihofer Real Estate Co LLC
3.34%, 9/20/2033	6,475	6,475
National Coney Island Financial LLC
3.05%, 10/1/2030	6,400	6,400
NGSP Inc
2.95%, 6/1/2046	20,000	20,000
Rockwood Quarry LLC
3.05%, 12/1/2022	4,000	4,000

		79,895

TOTAL BONDS		$232,680

TAX-EXEMPT BONDS (4.87%)
Alaska (0.13%)
Four Dam Pool Power Agency Dexia Credit Local
2.86%, 7/1/2026	3,730	3,730

Arizona (0.38%)
Glendale Industrial Development Authority Bank of New York
2.95%, 7/1/2035	7,495	7,495
Tucson Airport Authority Inc/AZ Bank of America NA
2.95%, 12/1/2018	3,635	3,635

		11,130

California (2.02%)
Abag Finance Authority for Nonprofit Co Bank of New York/California St Tchrs Ret
2.90%, 11/1/2031	2,000	2,000
Alameda County Industrial Development Comerica Bank
2.90%, 4/1/2034	545	545
California Statewide Communities Development FNMA
2.90%, 8/15/2034	800	800
See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

TAX-EXEMPT BONDS (continued)
California (continued)
City of Fairfield CA Landesbank Hessen-Thueringen
2.90%, 6/1/2034	$2,000	$2,000
2.90%, 6/1/2034	2,700	2,700
City of Long Beach CA Allied Irish Bank PLC
2.90%, 11/1/2030	2,900	2,900
City of Richmond CA FNMA
2.89%, 8/15/2037	3,200	3,200
City of Santa Rosa CA Landesbank Hessen-Thueringen
2.90%, 9/1/2024	4,740	4,740
Kern Water Bank Authority Wells Fargo Bank NA
2.90%, 7/1/2028	2,700	2,700
Los Angeles Department of Water & Power Dexia Credit Local
2.83%, 7/1/2025	5,400	5,400
San Jose Redevelopment Agency/CA JP Morgan Chase Bank
4.05%, 8/1/2028	32,950	32,950

		59,935

Colorado (0.28%)
Colorado Housing & Finance Authority/CO Wells Fargo Bank NA
2.90%, 4/1/2029	825	825
County of Kit Carson CO Wells Fargo Bank NA
3.00%, 6/1/2027	2,100	2,100
County of Montrose CO Wells Fargo Bank NA
2.90%, 6/1/2010	400	400
Sheridan Redevelopment Agency Citibank NA
3.00%, 12/1/2029	5,000	5,000

		8,325

Georgia (0.08%)
Savannah College of Art & Design Inc Bank of America NA
2.95%, 4/1/2024	2,300	2,300

Illinois (0.63%)
Memorial Health System/IL JP Morgan Chase Bank
3.00%, 10/1/2024	18,635	18,635

Kentucky (0.08%)
Florence KY Fifth Third Bank
3.45%, 4/15/2035	2,400	2,400

New York (0.18%)
New York City Housing Development Corp Landesbank Hessen-Thueringen
3.00%, 6/1/2039	5,500	5,500

North Carolina (0.25%)
North Carolina Capital Facilities Finance Bank of America NA
2.95%, 9/1/2018	7,280	7,280

Oklahoma (0.21%)
University Hospital Bank of America NA
2.85%, 8/15/2021	6,260	6,260

Oregon (0.04%)
Lake Oswego Redevelopment Agency Wells Fargo Bank NA
2.90%, 6/1/2020	1,285	1,285

Utah (0.23%)
Utah Telecommunication Open Infrastructure Bank of America NA
2.95%, 7/15/2026	6,700	6,700

Washington (0.36%)
Washington State Housing Finance Commission Bank of America NA
2.90%, 12/1/2040	2,020	2,020
Washington State Housing Finance Commission FNMA
2.90%, 9/1/2028	1,305	1,305
2.89%, 9/15/2037	2,730	2,730
2.89%, 12/15/2037	3,855	3,855
Washington State Housing Finance Commission US Bank NA
3.05%, 12/1/2028	640	640

		10,550

TOTAL TAX-EXEMPT BONDS		$144,030

Total Investments		$2,942,232
Other Assets in Excess of Liabilities, Net — 0.57%		16,776

TOTAL NET ASSETS — 100.00%		$2,959,008

(a)	Security is Illiquid

(b)	Variable Rate

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $72,523 or 2.45% of net assets.
See accompanying notes

Schedule of Investments
Money Market Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	72.92%
Consumer, Non-cyclical	8.69%
Asset Backed Securities	4.30%
Revenue	4.25%
Industrial	2.50%
Communications	2.43%
Basic Materials	1.65%
Exchange Traded Funds	0.68%
Consumer, Cyclical	0.60%
Energy	0.44%
Insured	0.40%
Technology	0.36%
Tax Allocation	0.21%
Other Assets in Excess of Liabilities, Net	0.57%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (25.04%)
Finance — Mortgage Loan/Banker (0.09%)
Fannie Mae
6.21%, 8/6/2038	$1,250	$1,496

Mortgage Backed Securities (24.95%)
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	21,500	21,057
5.50%, 5/25/2034	11,299	10,707
Chase Mortgage Finance Corp
6.00%, 5/25/2035	21,000	19,528
Countrywide Alternative Loan Trust
4.00%, 8/25/2033	2,174	2,111
Countrywide Home Loan Mortgage Pass Through Certificates
5.00%, 11/25/2018	13,922	13,679
5.25%, 5/25/2034	21,500	19,696
5.75%, 12/25/2035	21,475	20,603
CS First Boston Mortgage Securities Corp
5.75%, 4/25/2033	9,222	8,807
6.00%, 12/25/2033	5,269	4,803
Fannie Mae
9.00%, 5/25/2020	76	82
5.00%, 2/25/2027	3,586	269
3.51%, 4/25/2027 (a)	66	66
5.50%, 2/25/2032	21,000	21,305
7.00%, 4/25/2032	7,201	7,606
5.50%, 12/25/2035 (a)	21,990	22,071
Fannie Mae Grantor Trust
7.30%, 5/25/2010	7,000	7,546
Fannie Mae Interest Strip
7.00%, 4/1/2024	340	87
Freddie Mac
6.00%, 6/15/2017	12,122	12,292
3.65%, 2/15/2021 (a)	99	99
6.50%, 8/15/2027	472	496
5.00%, 9/15/2027	15,455	1,231
6.50%, 5/15/2030	3,627	3,642
6.00%, 6/15/2030	744	747
6.50%, 6/15/2031	3,208	3,259
5.50%, 10/15/2031	25,000	25,245
4.50%, 5/15/2032	3,852	3,841
5.50%, 1/15/2033	9,000	9,105
5.50%, 4/15/2033 (a)	15,000	15,086
GMAC Commercial Mortgage Securities Inc
4.50%, 6/25/2033	4,832	5,034
GSR Mortgage Loan Trust
5.00%, 5/25/2033	4,467	4,422
6.00%, 2/25/2035	10,743	10,443
LF Rothschild Mortgage Trust
9.95%, 9/1/2017	40	42
MASTR Alternative Loans Trust
5.39%, 1/25/2020 (a)	17,844	16,857
Prime Mortgage Trust
4.75%, 11/25/2019	16,372	15,042
4.75%, 10/25/2020 (a)	15,601	14,788
Residential Funding Mortgage Securities
5.50%, 12/25/2033	17,000	14,935
Structured Asset Securities Corp
5.50%, 12/25/2033	16,581	16,112
5.00%, 5/25/2035	15,153	13,055
Wells Fargo Mortgage Backed Securities
6.00%, 4/25/2037	21,000	19,453

		385,249

TOTAL BONDS		$386,745

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (71.79%)
Federal Home Loan Mortgage Corporation (FHLMC) (36.91%)
9.00%, 12/1/2008	3	3
6.50%, 2/1/2011	17	17
6.50%, 3/1/2011	85	88
6.50%, 3/1/2011	15	15
6.50%, 3/1/2011	66	68
6.50%, 3/1/2011	151	156
6.50%, 4/1/2011	4	4
6.50%, 4/1/2011	36	38
7.50%, 3/1/2013	1,228	1,272
9.00%, 9/1/2016	6	6
6.50%, 11/1/2016	718	745
9.00%, 1/1/2017	2	2
6.00%, 4/1/2017	1,328	1,371
6.00%, 4/1/2017	1,550	1,601
6.00%, 5/1/2017	1,688	1,743
9.00%, 5/1/2017	2	2
4.50%, 4/1/2018	6,738	6,694
5.00%, 4/1/2018	6,478	6,555
4.00%, 8/1/2018	11,661	11,304
5.50%, 11/1/2018	6,094	6,235
4.50%, 1/1/2019	12,089	12,009
8.50%, 4/1/2019	20	22
9.00%, 6/1/2019	1	1
4.50%, 7/1/2019	14,430	14,312
5.50%, 7/1/2019	7,203	7,360
9.00%, 5/1/2021	5	5
9.00%, 9/1/2021	4	4
6.50%, 12/1/2021	2,443	2,554
9.00%, 1/1/2022	7	8
6.50%, 4/1/2022	2,282	2,385
6.50%, 5/1/2022	1,298	1,354
9.00%, 8/1/2022	3	3
6.50%, 5/1/2023	211	219
See accompanying notes

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)
6.50%, 7/1/2023	$14	$14
6.50%, 1/1/2024	32	34
5.50%, 6/1/2024	14,743	14,974
7.00%, 7/1/2024	18	19
6.50%, 7/1/2025	4	4
6.50%, 7/1/2025	3	3
6.50%, 9/1/2025	7	7
6.50%, 9/1/2025	3	3
6.50%, 9/1/2025	2	2
6.50%, 10/1/2025	25	26
6.50%, 10/1/2025	14	14
6.50%, 4/1/2027	5	6
7.00%, 11/1/2028	1,910	2,042
6.50%, 2/1/2028	2	2
6.50%, 3/1/2029	399	417
6.50%, 4/1/2029	4,274	4,518
7.00%, 6/1/2029	866	922
8.50%, 7/1/2029	218	242
8.00%, 12/1/2030	112	122
7.50%, 2/1/2031	239	258
7.00%, 3/1/2031	194	206
6.50%, 4/1/2031	1,338	1,404
7.00%, 4/1/2031	637	678
6.00%, 5/1/2031	993	1,023
7.00%, 6/1/2031	158	168
6.50%, 10/1/2031	637	665
7.00%, 10/1/2031	322	342
6.50%, 1/1/2032	3,300	3,448
7.00%, 4/1/2032	1,267	1,344
6.00%, 9/1/2032	1,915	1,971
5.50%, 11/1/2032	6,061	6,125
5.00%, 2/1/2033	7,881	7,774
5.50%, 4/1/2033	11,564	11,694
5.00%, 6/1/2033	8,622	8,504
4.50%, 8/1/2033	4,386	4,186
4.50%, 8/1/2033	4,138	3,948
5.00%, 8/1/2033	12,929	12,750
5.00%, 8/1/2033	13,470	13,282
5.50%, 8/1/2033	9,322	9,438
6.00%, 11/1/2033	4,999	5,156
6.00%, 11/1/2033	4,551	4,696
5.50%, 12/1/2033	12,426	12,549
6.00%, 12/1/2033	5,437	5,601
5.50%, 1/1/2034	13,538	13,663
5.50%, 1/1/2034	12,890	13,009
5.00%, 5/1/2034	14,865	14,649
6.00%, 5/1/2034	9,498	9,749
6.00%, 5/1/2034	8,510	8,714
5.50%, 11/1/2034	15,814	15,960
6.00%, 1/1/2035	11,152	11,395
6.00%, 2/1/2035	7,960	8,170
5.00%, 5/1/2035	18,460	18,175
4.50%, 6/1/2035	23,883	22,761
5.00%, 7/1/2035	19,549	19,247
5.00%, 7/1/2035	40,726	40,097
5.50%, 9/1/2035	22,452	22,635
5.00%, 10/1/2035	21,529	21,197
5.50%, 10/1/2035	20,227	20,392
5.00%, 6/1/2036	21,546	21,214
7.00%, 7/1/2036	14,649	15,434
9.50%, 6/1/2016	11	12
9.50%, 4/1/2017	16	18
5.75%, 1/1/2037 (a)	13,649	13,825
5.87%, 1/1/2037 (a)	21,674	22,192
6.02%, 3/1/2037 (a)	18,308	18,693

		569,937

Federal National Mortgage Association (FNMA) (28.85%)
7.00%, 6/1/2010	11	12
7.00%, 9/1/2010	6	6
7.00%, 9/1/2010	7	8
7.00%, 9/1/2010	3	3
7.00%, 9/1/2010	2	2
7.00%, 9/1/2010	12	13
7.00%, 9/1/2010	2	2
7.00%, 10/1/2010	2	2
7.00%, 10/1/2010	4	4
7.00%, 11/1/2010	3	4
7.00%, 11/1/2010	2	2
7.00%, 1/1/2011	2	2
7.00%, 5/1/2011	11	11
7.00%, 3/1/2012	4	5
6.00%, 12/1/2016	1,730	1,787
5.50%, 1/1/2017	3,344	3,438
9.00%, 3/1/2017	3	3
6.00%, 8/1/2017	3,194	3,298
5.50%, 12/1/2017	3,811	3,904
5.00%, 4/1/2018	5,411	5,468
5.50%, 5/1/2018	7,219	7,389
5.00%, 6/1/2018	13,121	13,272
6.00%, 8/1/2018	1,541	1,590
5.00%, 10/1/2018	9,122	9,224
4.50%, 12/1/2018	10,108	10,059
9.00%, 1/1/2019	1	1
5.00%, 2/1/2019	2,886	2,918
5.00%, 2/1/2019	3,069	3,100
5.00%, 12/1/2019	12,852	12,970
See accompanying notes

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association (FNMA) (continued)
8.00%, 5/1/2022	$45	$47
6.00%, 10/1/2022	3,140	3,237
8.50%, 2/1/2023	9	9
6.50%, 9/1/2024	1,784	1,854
8.00%, 9/1/2024	1	1
7.50%, 12/1/2024	382	412
8.00%, 12/1/2024	3	4
8.00%, 1/1/2025	1	1
8.00%, 1/1/2025	2	2
8.50%, 9/1/2025	5	6
7.00%, 3/1/2027	30	32
5.34%, 3/1/2028 (a)	21	21
6.50%, 8/1/2028	218	228
7.00%, 8/1/2028	305	327
6.50%, 9/1/2028	66	69
6.50%, 11/1/2028	39	41
6.50%, 11/1/2028	198	206
6.50%, 12/1/2028	168	175
7.00%, 12/1/2028	270	288
6.50%, 1/1/2029	82	85
6.50%, 2/1/2029	121	126
6.00%, 3/1/2029	479	493
6.50%, 3/1/2029	306	320
6.50%, 4/1/2029	566	591
7.00%, 4/1/2029	106	113
7.00%, 7/1/2029	284	304
7.50%, 7/1/2029	269	291
7.50%, 2/1/2030	173	187
9.00%, 9/1/2030	99	110
6.50%, 6/1/2031	1,466	1,516
6.50%, 6/1/2031	390	406
6.50%, 6/1/2031	168	176
6.00%, 8/1/2031	2,246	2,312
7.00%, 11/1/2031	1,623	1,729
6.00%, 1/1/2032	1,497	1,545
6.50%, 1/1/2032	508	530
6.50%, 3/1/2032	1,640	1,708
6.50%, 3/1/2032	800	834
6.50%, 4/1/2032	2,389	2,487
7.00%, 7/1/2032	468	499
6.50%, 8/1/2032	1,198	1,247
6.50%, 11/1/2032	938	981
6.50%, 11/1/2032	1,577	1,648
6.50%, 11/1/2032	469	491
6.50%, 12/1/2032	2,314	2,409
5.50%, 2/1/2033	9,224	9,339
6.50%, 2/1/2033	935	972
6.00%, 4/1/2033	1,153	1,188
5.50%, 5/1/2033	712	720
5.50%, 5/1/2033	5,473	5,530
5.50%, 5/1/2033	7,079	7,151
5.50%, 6/1/2033	12,989	13,122
6.00%, 1/1/2034	5,792	5,950
5.50%, 2/1/2034	6,011	6,073
5.50%, 2/1/2034	21,750	21,893
6.00%, 2/1/2034	1,103	1,130
5.00%, 3/1/2034	7,607	7,493
5.50%, 3/1/2034	5,823	5,875
6.00%, 3/1/2034	2,864	2,937
5.50%, 4/1/2034	4,229	4,264
5.00%, 6/1/2034	12,713	12,523
5.50%, 7/1/2034	5,539	5,558
6.50%, 7/1/2034	2,213	2,302
6.50%, 7/1/2034	4,206	4,393
5.50%, 9/1/2034	17,290	17,401
6.00%, 9/1/2034	11,777	12,079
6.00%, 9/1/2034	8,990	9,177
5.50%, 1/1/2035	11,529	11,625
5.50%, 2/1/2035	13,462	13,559
5.50%, 3/1/2035	15,362	15,489
5.00%, 6/1/2035	17,762	17,479
5.50%, 8/1/2035	19,818	19,961
5.50%, 10/1/2035	16,123	16,239
6.00%, 10/1/2035	17,360	17,775
6.50%, 2/1/2036	12,732	13,192
6.50%, 5/1/2036	16,141	16,722
5.99%, 10/1/2036 (a)	16,964	17,299
6.00%, 4/1/2037	20,043	20,509

		445,514

Government National Mortgage Association (GNMA) (4.13%)
7.00%, 7/15/2008	1	1
13.50%, 9/15/2014	1	2
13.50%, 12/15/2014	5	5
9.50%, 4/15/2016	6	7
9.50%, 9/15/2016	5	6
9.50%, 11/15/2016	29	32
9.50%, 7/15/2017	65	71
9.50%, 7/15/2017	23	26
9.50%, 10/15/2017	16	18
9.50%, 11/15/2017	26	28
9.50%, 9/15/2020	22	24
9.50%, 8/15/2021	248	275
9.00%, 11/15/2021	288	315
8.00%, 4/15/2022	116	127
6.50%, 3/15/2024	282	295
See accompanying notes

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association (GNMA) (continued)
7.50%, 3/15/2024	$77	$83
7.00%, 10/15/2027	18	19
7.00%, 10/15/2027	61	66
7.00%, 10/15/2027	5	5
7.00%, 10/15/2027	4	4
7.00%, 11/15/2027	6	6
7.00%, 12/15/2027	4	4
7.00%, 12/15/2027	4	5
7.00%, 2/15/2028	3	3
7.00%, 2/15/2028	1	1
7.00%, 5/15/2028	1	1
7.00%, 5/15/2028	1	1
7.00%, 6/15/2028	193	206
7.00%, 12/15/2028	215	231
7.00%, 1/15/2029	135	145
7.00%, 3/15/2029	136	145
7.00%, 4/15/2029	117	125
7.00%, 4/15/2029	243	260
7.50%, 8/15/2029	282	304
7.50%, 9/15/2029	130	140
7.50%, 9/15/2029	273	294
7.50%, 10/15/2029	211	227
7.50%, 11/15/2029	163	175
7.50%, 11/15/2029	188	202
7.75%, 12/15/2029	55	60
6.50%, 7/15/2032	990	1,032
6.00%, 8/15/2034	13,104	13,500
9.50%, 9/20/2018	110	121
9.50%, 12/20/2020	28	31
9.50%, 1/20/2021	5	6
9.50%, 2/20/2021	3	4
9.50%, 3/20/2021	8	9
6.80%, 4/20/2025	96	103
6.00%, 4/20/2026	338	348
6.00%, 2/20/2029	492	507
6.50%, 3/20/2031	429	448
6.50%, 4/20/2031	324	339
7.00%, 6/20/2031	222	238
6.00%, 5/20/2032 (a)	1,960	2,019
5.50%, 7/20/2033	9,462	9,589
6.00%, 7/20/2033	6,264	6,468
5.50%, 2/20/2034	10,126	10,264
5.50%, 3/20/2034	9,587	9,718
6.50%, 4/20/2034	2,681	2,792
6.50%, 5/20/2034	2,159	2,248

		63,728

U.S. Treasury (1.90%)
4.63%, 2/15/2017 (b)	20,000	21,397
4.50%, 2/15/2036 (b)	8,000	8,014

		29,411

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$1,108,590

REPURCHASE AGREEMENTS (4.12%)
Finance — Investment Banker & Broker (1.53%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $23,847,000; 0.00% - 7.625%; dated 05/12/08 -03/14/36) (c)	$23,591	$23,590

Money Center Banks (2.59%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $20,607,000; 2.19%; dated 01/23/09)	20,008	20,007
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $20,607,000; 0.00% - 5.36%; dated 05/16/08 -04/15/18)	20,008	20,007

		40,014

TOTAL REPURCHASE AGREEMENTS		$63,604

Total Investments		$1,558,939
Liabilities in Excess of Other Assets, Net — (0.95)%		(14,662)

TOTAL NET ASSETS — 100.00%		$1,544,277

(a)	Variable Rate

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$14,274
Unrealized Depreciation	(22,164)

Net Unrealized Appreciation (Depreciation)	(7,890)
Cost for federal income tax purposes	1,566,829

All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Mortgage Securities Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	94.83%
Financial	4.12%
Government	2.00%
Liabilities in Excess of Other Assets, Net	(0.95%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners Global Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.44%)
Aerospace & Defense (1.16%)
Boeing Co	3,800	$322

Aerospace & Defense Equipment (1.89%)
BE Aerospace Inc (a)	4,050	164
United Technologies Corp	5,000	362

		526

Agricultural Chemicals (0.44%)
Mosaic Co/The (a)	1,000	123

Applications Software (1.37%)
Microsoft Corp	13,300	379

Auto — Car & Light Trucks (1.31%)
Toyota Motor Corp	7,200	365

Beverages — Non-Alcoholic (0.88%)
Hansen Natural Corp (a)(b)	6,900	244

Beverages — Wine & Spirits (1.35%)
Pernod-Ricard SA	3,252	376

Brewery (0.82%)
Fomento Economico Mexicano SAB de CV ADR	5,250	228

Building & Construction — Miscellaneous (1.03%)
Bouygues SA	3,800	285

Building Products — Cement & Aggregate (2.02%)
Holcim Ltd	2,455	242
Lafarge SA	1,775	321

		563

Cable TV (1.22%)
Comcast Corp	16,550	340

Cellular Telecommunications (2.19%)
China Mobile Ltd	8,500	146
Vodafone Group PLC	144,600	461

		607

Chemicals — Diversified (0.98%)
Symrise AG	10,854	272

Chemicals — Specialty (0.53%)
Rhodia SA	7,091	148

Commercial Banks (7.21%)
Barclays PLC	23,150	210
HSBC Holdings PLC	29,200	506
Intesa Sanpaolo SpA	48,750	366
Piraeus Bank SA	9,400	321
Standard Chartered PLC	7,800	278
UniCredito Italiano SpA	42,269	322

		2,003

Computer Aided Design (0.83%)
Autodesk Inc (a)	6,050	230

Computers (1.78%)
International Business Machines Corp	4,100	495

Cosmetics & Toiletries (1.21%)
Procter & Gamble Co	5,000	335

Disposable Medical Products (0.61%)
CR Bard Inc	1,800	169

Distribution & Wholesale (0.46%)
Wolseley PLC	12,627	127

Diversified Manufacturing Operations (2.01%)
Danaher Corp	1,900	148
Siemens AG	3,466	411

		559

Diversified Minerals (2.16%)
BHP Billiton PLC	7,750	277
Cia Vale do Rio Doce ADR	8,280	324

		601

Electric — Integrated (2.26%)
Duke Energy Corp	12,000	220
E.ON AG	2,000	409

		629

Electronic Components — Miscellaneous (1.89%)
Murata Manufacturing Co Ltd	4,400	233
Nidec Corp	3,900	293

		526

Electronics — Military (0.76%)
L-3 Communications Holdings Inc	1,900	212

Energy — Alternate Sources (0.35%)
Suntech Power Holdings Co Ltd ADR (a)(b)	2,200	98

Fiduciary Banks (0.55%)
State Street Corp	2,100	151

Finance — Other Services (2.20%)
ICAP PLC	29,850	348
Man Group PLC	22,906	265

		613

Food — Dairy Products (0.81%)
Parmalat SpA (b)	65,900	226
See accompanying notes

Schedule of Investments
Partners Global Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Miscellaneous/Diversified (1.33%)
Kraft Foods Inc	11,700	$370

Food — Retail (2.84%)
Safeway Inc	11,700	370
Tesco PLC	49,150	419

		789

Food — Wholesale & Distribution (0.53%)
Premier Foods PLC	57,200	147

Gold Mining (0.77%)
Yamana Gold Inc (a)	16,700	214

Hazardous Waste Disposal (0.36%)
EnergySolutions Inc	4,600	101

Hotels & Motels (1.02%)
Accor SA	3,400	283

Import & Export (1.79%)
Mitsubishi Corp	15,500	498

Life & Health Insurance (1.59%)
Prudential Financial Inc	5,850	443

Medical — Drugs (3.80%)
Merck & Co Inc	11,050	420
Roche Holding AG	2,325	388
Schering-Plough Corp	13,450	248

		1,056

Metal — Diversified (1.26%)
Vedanta Resources PLC	7,850	350

Metal Processors & Fabrication (0.70%)
Norsk Hydro ASA	13,100	195

Multi-Line Insurance (4.49%)
AXA SA (b)	7,650	285
ING Groep NV	7,300	279
MetLife Inc	5,400	329
Zurich Financial Services AG	1,155	354

		1,247

Multimedia (2.33%)
News Corp	20,100	372
WPP Group PLC	22,300	274

		646

Networking Products (1.49%)
Cisco Systems Inc (a)	16,150	414

Non-Ferrous Metals (0.32%)
Uranium One Inc (a)	19,300	89

Oil — Field Services (0.87%)
Weatherford International Ltd (a)	3,000	242

Oil Company — Exploration & Production (4.34%)
Apache Corp	3,150	424
Occidental Petroleum Corp	4,300	358
Talisman Energy (a)	21,000	425

		1,207

Oil Company — Integrated (4.24%)
BG Group PLC	7,900	193
Petroleo Brasileiro SA ADR	2,400	292
Total SA	8,250	695

		1,180

Pipelines (1.24%)
El Paso Corp	20,100	345

Real Estate Operator & Developer (3.58%)
Capitaland Ltd	47,000	235
Hang Lung Properties Ltd	94,000	383
Mitsui Fudosan Co Ltd	15,000	378

		996

Regional Banks (1.31%)
Bank of America Corp	9,700	364

Retail — Office Supplies (0.40%)
Office Depot Inc (a)	8,800	112

Semiconductor Component — Integrated Circuits (1.23%)
Taiwan Semiconductor Manufacturing Co Ltd ADR	30,284	340

Steel — Specialty (0.71%)
Allegheny Technologies Inc	2,850	196

Telecommunication Equipment — Fiber Optics (1.30%)
Corning Inc	13,550	362

Telephone — Integrated (2.90%)
AT&T Inc	12,100	469
Telefonica SA	11,600	336

		805

Tobacco (2.84%)
Altria Group Inc	6,400	128
Japan Tobacco Inc	69	336
Philip Morris International Inc (a)	6,400	326

		790

Toys (0.79%)
Nintendo Co Ltd	400	220
See accompanying notes

Schedule of Investments
Partners Global Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Rail (0.98%)
East Japan Railway Co	34	$271

Transport — Services (1.10%)
Deutsche Post AG	9,762	306

Wireless Equipment (1.71%)
Nokia OYJ	6,700	206
Qualcomm Inc	6,250	270

		476

TOTAL COMMON STOCKS		$26,806

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.78%)
Finance — Investment Banker & Broker (2.78%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $779,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$771	$771

TOTAL REPURCHASE AGREEMENTS		$771

Total Investments		$27,577
Other Assets in Excess of Liabilities, Net — 0.78%		218

TOTAL NET ASSETS — 100.00%		$27,795

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$2,844
Unrealized Depreciation	(1,800)

Net Unrealized Appreciation (Depreciation)	1,044
Cost for federal income tax purposes	26,533

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Country	Percent

United States	40.75%
United Kingdom	13.88%
Japan	9.33%
France	8.61%
Germany	5.03%
Switzerland	3.54%
Italy	3.29%
Canada	2.62%
Brazil	2.21%
Hong Kong	1.90%
Taiwan, Province Of China	1.23%
Spain	1.21%
Greece	1.15%
Netherlands	1.01%
Singapore	0.85%
Mexico	0.82%
Finland	0.74%
Norway	0.70%
China	0.35%
Other Assets in Excess of Liabilities, Net	0.78%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.30%)
Advertising Services (0.19%)
Aegis Group Plc	1,513,600	$3,792

Aerospace & Defense (1.09%)
BAE Systems PLC	921,800	8,555
Finmeccanica SpA	217,500	7,607
Meggitt PLC	973,100	5,742
Rolls-Royce Group PLC	23,596,608	47

		21,951

Agricultural Chemicals (0.30%)
Syngenta AG	19,975	5,967

Airlines (0.16%)
easyJet PLC (a)	538,800	3,308

Airport Development & Maintenance (0.25%)
Macquarie Airports	1,701,724	5,042

Apparel Manufacturers (0.30%)
Esprit Holdings Ltd	483,500	5,950

Audio & Video Products (0.82%)
Matsushita Electric Industrial Co Ltd	391,000	9,194
Sony Corp	157,000	7,217

		16,411

Auto — Car & Light Trucks (1.74%)
Daimler AG (b)	104,950	8,172
Fiat SpA	274,000	6,157
Honda Motor Co Ltd	280,000	8,886
Mazda Motor Corp	264,000	1,142
Toyota Motor Corp	208,400	10,562

		34,919

Auto/Truck Parts & Equipment — Original (0.22%)
Denso Corp	128,500	4,461

Beverages — Non-Alcoholic (0.22%)
Coca Cola Hellenic Bottling Co SA	97,340	4,393

Beverages — Wine & Spirits (0.64%)
C&C Group PLC	165,900	1,140
Diageo PLC	571,800	11,744

		12,884

Building — Heavy Construction (1.00%)
Acciona SA	18,700	5,365
Grupo Ferrovial SA (b)	71,300	5,806
Sacyr Vallehermoso SA (b)	71,100	2,530
Skanska AB	54,600	905
Strabag SE (a)	77,660	5,457

		20,063

Building — Residential & Commercial (0.39%)
Daiwa House Industry Co Ltd	252,000	2,838
Sekisui Chemical Co Ltd	672,000	4,892

		7,730

Building & Construction — Miscellaneous (0.49%)
Bouygues SA (b)	130,700	9,800

Building Products — Cement & Aggregate (0.22%)
CRH PLC	114,700	4,379

Building Products — Doors & Windows (0.38%)
Asahi Glass Co Ltd	646,000	7,697

Cellular Telecommunications (1.72%)
Vodafone Group PLC	10,838,075	34,544

Chemicals — Diversified (2.25%)
ADEKA Corp	356,300	3,413
Bayer AG (b)	303,750	25,925
K+S AG (b)	32,790	13,670
Tokuyama Corp	235,000	2,124

		45,132

Chemicals — Other (0.16%)
Tokai Carbon Co Ltd	304,000	3,172

Chemicals — Plastics (0.16%)
Sumitomo Bakelite Co Ltd	567,000	3,157

Chemicals — Specialty (0.19%)
Tokyo Ohka Kogyo Co Ltd	63,100	1,423
Umicore (b)	43,700	2,341

		3,764

Circuit Boards (0.17%)
Ibiden Co Ltd	77,100	3,351

Commercial Banks (14.76%)
Alpha Bank AE	183,220	6,265
Banco Santander SA	917,400	19,840
Bank of East Asia Ltd	1,166,000	6,643
BNP Paribas	179,000	19,355
Chiba Bank Ltd/The	379,000	2,985
Commerzbank AG	202,250	7,371
Commonwealth Bank of Australia	226,800	9,597
Credit Agricole SA	383,100	12,951
Deutsche Bank AG	51,750	6,230
DnB NOR ASA (b)	528,200	7,919
EFG International	137,290	4,392
Fortis (b)	773,700	21,142
Hang Seng Bank Ltd	308,000	6,169
HBOS PLC	1,142,300	10,686
HSBC Holdings PLC	1,657,082	28,978
See accompanying notes

Schedule of Investments
Partners International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Intesa Sanpaolo SpA	1,690,100	$12,674
Julius Baer Holding AG	166,875	12,385
Lloyds TSB Group PLC	186,000	1,600
Mitsubishi UFJ Financial Group Inc	1,470,000	16,172
Mizuho Financial Group Inc (b)	999	5,188
Natixis	98,200	1,658
Oversea-Chinese Banking Corp	426,000	2,780
Resona Holdings Inc (b)	2,489	4,787
Skandinaviska Enskilda Banken AB	167,600	4,073
Standard Chartered PLC	334,500	11,932
Sumitomo Mitsui Financial Group Inc	2,011	17,309
Sumitomo Trust & Banking Co Ltd/The	581,000	5,224
UniCredito Italiano SpA	3,185,500	24,273
Wing Hang Bank Ltd	282,000	3,778
Yamaguchi Financial Group Inc	154,000	1,954

		296,310

Commercial Services (0.19%)
SGS SA	2,625	3,711

Computer Services (0.77%)
Cap Gemini SA (b)	225,100	13,705
Computershare Ltd	211,300	1,784

		15,489

Computers (0.29%)
Wincor Nixdorf AG	76,250	5,857

Computers — Integrated Systems (0.27%)
Fujitsu Ltd	438,000	2,793
Otsuka Corp	34,400	2,636

		5,429

Cosmetics & Toiletries (0.25%)
Beiersdorf AG	59,500	5,097

Distribution & Wholesale (0.18%)
Li & Fung Ltd	876,000	3,625

Diversified Manufacturing Operations (0.47%)
Invensys PLC	969,500	5,764
Siemens AG	25,300	3,000
Wesfarmers Ltd	17,035	601

		9,365

Diversified Minerals (2.24%)
Anglo American PLC	330,345	21,472
BHP Billiton Ltd	96,600	3,852
BHP Billiton PLC	344,400	12,326
Xstrata PLC	92,100	7,226

		44,876

Diversified Operations (1.54%)
GEA Group AG	128,150	4,782
Hutchison Whampoa Ltd	311,000	3,043
Keppel Corp Ltd	991,000	7,542
LVMH Moet Hennessy Louis Vuitton SA	109,900	12,599
Swire Pacific Ltd	253,000	2,959

		30,925

Diversified Operations & Commercial Services (0.19%)
Brambles Ltd	459,200	3,856

Electric — Integrated (4.22%)
A2A SpA	1,829,760	6,757
CLP Holdings Ltd	424,500	3,366
E.ON AG (b)	184,020	37,641
Edison SpA	997,400	2,476
Energias de Portugal SA (b)	773,700	4,905
Public Power Corp SA	105,650	4,467
RWE AG	64,850	7,509
Scottish & Southern Energy PLC	85,000	2,353
Suez SA (b)	151,600	10,771
Union Fenosa SA	65,100	4,377

		84,622

Electric Products — Miscellaneous (0.57%)
Brother Industries Ltd	87,400	1,130
Hitachi Ltd	219,000	1,476
Mitsubishi Electric Corp	605,000	6,179
Stanley Electric Co Ltd	104,800	2,656

		11,441

Electronic Components — Miscellaneous (1.00%)
Koninklijke Philips Electronics NV	182,100	6,867
NGK Insulators Ltd	142,000	2,725
Nidec Corp	74,400	5,602
Nippon Electric Glass Co Ltd	314,500	4,854

		20,048

Energy — Alternate Sources (1.25%)
Q-Cells AG (a)(b)	100,170	11,671
Vestas Wind Systems A/S (a)	122,850	13,470

		25,141

Enterprise Software & Services (0.17%)
Autonomy Corp PLC (a)	200,700	3,418

Entertainment Software (0.34%)
UBISOFT Entertainment (a)	68,400	6,899

Finance — Investment Banker & Broker (0.87%)
Macquarie Group Ltd (b)	40,700	2,436
Mediobanca SpA	117,700	2,468
Nomura Holdings Inc	724,000	12,588

		17,492

See accompanying notes

Schedule of Investments
Partners International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Leasing Company (0.34%)
ORIX Corp	38,000	$6,856

Finance — Other Services (1.81%)
ASX Ltd	128,100	4,338
Deutsche Boerse AG	38,900	5,690
Hong Kong Exchanges and Clearing Ltd	314,000	6,414
ICAP PLC	213,100	2,483
Man Group PLC	1,192,112	13,783
Singapore Exchange Ltd	576,000	3,649

		36,357

Food — Catering (0.52%)
Sodexo (b)	156,700	10,521

Food — Miscellaneous/Diversified (3.47%)
Ajinomoto Co Inc	259,000	2,605
Associated British Foods PLC	85,600	1,500
Groupe Danone (b)	100,600	8,929
Nestle SA	80,170	38,454
Nutreco Holding NV (b)	92,980	6,796
Unilever NV	192,200	6,482
Unilever PLC	143,300	4,850

		69,616

Food — Retail (1.80%)
Casino Guichard Perrachon SA	36,700	4,637
J Sainsbury PLC	231,000	1,761
Tesco PLC	1,868,700	15,940
WM Morrison Supermarkets PLC	683,200	3,892
Woolworths Ltd	364,693	9,875

		36,105

Forestry (0.07%)
Gunns Ltd (b)	473,678	1,323

Gambling (Non-Hotel) (0.22%)
Rank Group PLC	1,555,600	2,753
William Hill PLC	220,600	1,693

		4,446

Gas — Distribution (1.28%)
Centrica PLC	1,960,400	11,460
Osaka Gas Co Ltd	1,990,000	7,081
Tokyo Gas Co Ltd	1,865,000	7,138

		25,679

Gold Mining (0.12%)
Lihir Gold Ltd (a)(b)	874,100	2,425

Hotels & Motels (0.23%)
Intercontinental Hotels Group PLC	289,219	4,664

Human Resources (0.26%)
USG People NV(b)	226,100	5,253

Import & Export (1.73%)
ITOCHU Corp	408,000	4,257
Mitsubishi Corp	360,000	11,563
Mitsui & Co Ltd	347,000	8,143
Sumitomo Corp	431,000	5,790
Toyota Tsusho Corp	231,000	4,943

		34,696

Industrial Gases (0.36%)
Linde AG	48,721	7,159

Internet Brokers (0.13%)
Matsui Securities Co Ltd (b)	368,000	2,583

Life & Health Insurance (2.22%)
AMP Ltd	1,043,600	7,710
Legal & General Group PLC	3,927,700	9,910
Prudential PLC	796,300	10,925
Sony Financial Holdings Inc	834	3,521
Swiss Life Holding (a)	42,005	12,587

		44,653

Machinery — Electrical (0.13%)
Fuji Electric Holdings Co Ltd	675,000	2,655

Machinery — Farm (0.06%)
Kubota Corp	165,000	1,155

Machinery — General Industry (0.94%)
Alstom	40,400	9,399
Hexagon AB (b)	377,460	6,872
MAN AG (b)	17,900	2,513

		18,784

Medical — Biomedical/Gene (0.68%)
CSL Ltd/Australia	361,791	13,582

Medical — Drugs (4.65%)
Actelion Ltd (a)	246,830	12,506
Astellas Pharma Inc	164,000	6,703
AstraZeneca PLC	210,200	8,894
Daiichi Sankyo Co Ltd	142,000	3,906
Kobayashi Pharmaceutical Co Ltd	102,400	3,575
Miraca Holdings Inc	162,000	3,832
Mitsubishi Tanabe Pharma Corp	413,000	4,933
Novo Nordisk A/S	45,725	3,148
Roche Holding AG	169,600	28,284
Shire PLC	711,400	13,247
Takeda Pharmaceutical Co Ltd	82,700	4,366

		93,394

See accompanying notes

Schedule of Investments
Partners International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Products (0.39%)
Smith & Nephew PLC	600,500	$7,821

Metal — Diversified (1.74%)
Rio Tinto Ltd (b)	191,800	24,626
Rio Tinto PLC	88,000	10,342

		34,968

Metal Processors & Fabrication (0.15%)
NSK Ltd	373,000	3,106

Multi-Line Insurance (2.21%)
Allianz SE	93,070	18,982
AXA SA (b)	182,300	6,805
Storebrand ASA (b)	616,200	5,866
Zurich Financial Services AG	41,195	12,613

		44,266

Office Automation & Equipment (1.02%)
Canon Inc	327,300	16,367
Ricoh Co Ltd	238,000	4,104

		20,471

Oil & Gas Drilling (0.23%)
Seadrill Ltd	154,500	4,706

Oil Company — Exploration & Production (0.49%)
Oil Search Ltd	1,584,700	7,102
Woodside Petroleum Ltd	51,200	2,700

		9,802

Oil Company — Integrated (8.14%)
BG Group PLC	938,300	22,966
BP PLC	1,134,400	13,781
ENI SpA	489,200	18,898
Galp Energia SGPS SA	336,500	8,176
Repsol YPF SA	408,200	16,597
Royal Dutch Shell PLC — A shares	250,600	10,105
Royal Dutch Shell PLC — B shares	378,500	15,164
Royal Dutch Shell PLC	631,600	25,464
StatoilHydro ASA	483,085	17,514
Total SA	175,150	14,752

		163,417

Oil Refining & Marketing (0.14%)
Nippon Mining Holdings Inc	468,000	2,894

Paper & Related Products (0.50%)
DS Smith PLC	601,900	1,562
Mondi Ltd	320	3
Svenska Cellulosa AB (b)	503,400	8,492

		10,057

Photo Equipment & Supplies (0.90%)
FUJIFILM Holdings Corp	203,800	7,820
Konica Minolta Holdings Inc	251,000	3,756
Nikon Corp (b)	173,000	4,991
Tamron Co Ltd (b)	63,000	1,575

		18,142

Printing — Commercial (0.05%)
Nissha Printing Co Ltd	23,800	984

Property & Casualty Insurance (0.78%)
Mitsui Sumitomo Insurance Group Holding, Inc.	84,200	3,352
QBE Insurance Group Ltd	409,918	9,781
Sompo Japan Insurance Inc	218,000	2,426

		15,559

Publishing — Books (0.93%)
Reed Elsevier NV (b)	435,500	8,275
Reed Elsevier PLC	823,210	10,443

		18,718

Publishing — Newspapers (0.15%)
Daily Mail & General Trust	372,100	3,089

Real Estate Operator & Developer (0.38%)
Capitaland Ltd	502,000	2,514
Cheung Kong Holdings Ltd	222,000	3,458
Leopalace21 Corp	97,000	1,713

		7,685

Reinsurance (0.58%)
Muenchener Rueckversicherungs AG (b)	60,050	11,627

REITS — Diversified (1.00%)
Hammerson PLC	122,400	2,453
Kenedix Realty Investment Corp	273	1,615
Segro PLC	199,100	1,826
Unibail-Rodamco (b)	54,900	14,209

		20,103

REITS — Office Property (0.08%)
Orix JREIT Inc	259	1,542

REITS — Shopping Centers (0.52%)
Westfield Group	601,573	10,353

Retail — Convenience Store (0.09%)
FamilyMart Co Ltd	51,500	1,798

Retail — Drug Store (0.14%)
Matsumotokiyoshi Holdings Co Ltd	137,000	2,852

Retail — Jewelry (0.10%)
Compagnie Financiere Richemont SA	32,518	1,982
See accompanying notes

Schedule of Investments
Partners International Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Major Department Store (0.14%)
Takashimaya Co Ltd (b)	253,000	$2,769

Retail — Miscellaneous/Diversified (0.15%)
Aeon Co Ltd	206,400	3,011

Rubber — Tires (0.40%)
Bridgestone Corp	445,000	8,127

Rubber & Vinyl (0.16%)
JSR Corp	144,000	3,247

Satellite Telecommunications (0.66%)
Eutelsat Communications (b)	139,200	4,119
SES	367,600	9,075

		13,194

Schools (0.05%)
Raffles Education Corp Ltd	1,130,000	967

Soap & Cleaning Products (0.11%)
Reckitt Benckiser PLC	37,661	2,200

Steel — Producers (1.53%)
ArcelorMittal	194,500	17,247
JFE Holdings Inc	86,700	4,752
Salzgitter AG	22,050	4,550
Sumitomo Metal Industries Ltd	1,010,000	4,245

		30,794

Steel — Specialty (0.55%)
Hitachi Metals Ltd	290,000	4,348
Outokumpu OYJ (b)	137,800	6,595

		10,943

Telephone — Integrated (3.01%)
Koninklijke (Royal) KPN NV	268,800	4,946
Nippon Telegraph & Telephone Corp	2,705	11,654
Swisscom AG (b)	12,945	4,623
Telefonica SA	1,100,600	31,913
Telstra Corp Ltd	1,674,000	7,202

		60,338

Television (0.35%)
Modern Times Group AB	94,800	6,967

Therapeutics (0.43%)
Grifols SA	309,700	8,680

Tobacco (0.67%)
Imperial Tobacco Group PLC	183,300	8,816
Japan Tobacco Inc	940	4,574

		13,390

Transport — Marine (0.50%)
Iino Kaiun Kaisha Ltd (b)	288,900	3,254
Kawasaki Kisen Kaisha Ltd	355,000	3,605
Orient Overseas International Ltd	567,500	3,120

		9,979

Transport — Rail (0.58%)
Central Japan Railway Co	227	2,227
East Japan Railway Co	1,187	9,463

		11,690

Water (0.13%)
Veolia Environnement	36,937	2,684

Web Portals (0.37%)
United Internet AG (b)	342,080	7,334

Wireless Equipment (1.15%)
Nokia OYJ (b)	750,550	23,111

TOTAL COMMON STOCKS		$1,912,741

PREFERRED STOCKS (0.47%)
Medical Products (0.47%)
Fresenius SE	114,065	9,484

TOTAL PREFERRED STOCKS		$9,484

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.17%)
Sovereign (0.17%)
1.25%, 7/3/2008 (a)(c)	$100	100
1.14%, 7/10/2008 (a)(c)	3,250	3,242

		3,342

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$3,342

REPURCHASE AGREEMENTS (14.27%)
Finance — Investment Banker & Broker (14.27%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $289,550,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (d)	$286,444	$286,428

TOTAL REPURCHASE AGREEMENTS		$286,428

Total Investments		$2,211,995
Liabilities in Excess of Other Assets, Net — (10.21)%		(204,964)

TOTAL NET ASSETS — 100.00%		$2,007,031

See accompanying notes

Schedule of Investments
Partners International Fund
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,342 or 0.17% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$201,577
Unrealized Depreciation	(77,419)

Net Unrealized Appreciation (Depreciation)	124,158
Cost for federal income tax purposes	2,087,837

All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
DJ Euro Stoxx 50; June 2008	358	$19,401	$21,024	$1,623

FTSE 100 Index; June 2008	79	9,115	9,577	462

TOPIX Index; June 2008	142	16,657	18,476	1,819

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Country	Percent

Japan	19.51%
United Kingdom	17.90%
United States	14.44%
Germany	10.18%
France	8.16%
Switzerland	7.21%
Australia	5.91%
Spain	4.74%
Netherlands	4.45%
Italy	4.05%
Hong Kong	2.42%
Norway	1.56%
Finland	1.48%
Sweden	1.36%
Luxembourg	1.31%
Belgium	1.17%
Singapore	0.87%
Denmark	0.83%
Greece	0.75%
Portugal	0.65%
Papua New Guinea	0.48%
Ireland	0.28%
Austria	0.27%
Bermuda	0.23%
South Africa	0.00%
Liabilities in Excess of Other Assets, Net	(10.21%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	3.47%
Futures	2.45%
See accompanying notes

Schedule of Investments
Partners International Fund
April 30, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Purchase Contracts	Date	Accept	In Exchange For	Value	(Depreciation)
Euro	5/15/2008	13,415,501	$20,000	$20,932	$932
British Pound	5/15/2008	8,207,233	16,000	16,301	301
Japanese Yen	5/15/2008	2,129,905,000	20,000	20,505	505

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Euro	5/15/2008	639,137	$1,000	$997	$3
British Pound	5/15/2008	4,506,156	9,000	8,950	50
Japanese Yen	5/15/2008	197,916,000	2,000	1,905	95

All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.72%)
Advertising Agencies (0.23%)
Omnicom Group Inc	47,300	$2,258

Advertising Sales (0.14%)
Lamar Advertising Co (a)(b)	34,200	1,352

Aerospace & Defense (1.83%)
Boeing Co	51,900	4,404
General Dynamics Corp	44,240	4,000
Lockheed Martin Corp	34,700	3,680
Northrop Grumman Corp	36,200	2,663
Raytheon Co	22,600	1,446
Rockwell Collins Inc	29,000	1,830

		18,023

Aerospace & Defense Equipment (0.71%)
United Technologies Corp	96,800	7,015

Agricultural Chemicals (0.50%)
Monsanto Co	43,100	4,914

Agricultural Operations (0.13%)
Archer-Daniels-Midland Co	29,800	1,313

Airlines (0.25%)
Southwest Airlines Co	182,600	2,418

Applications Software (2.50%)
Microsoft Corp	710,000	20,249
Red Hat Inc (a)(b)	213,400	4,390

		24,639

Athletic Footwear (0.12%)
Nike Inc	17,100	1,142

Auto — Car & Light Trucks (0.30%)
Ford Motor Co (a)(b)	217,800	1,799
General Motors Corp (a)	50,500	1,172

		2,971

Auto — Medium & Heavy Duty Trucks (0.31%)
Paccar Inc	65,300	3,090

Auto/Truck Parts & Equipment — Original (0.11%)
Johnson Controls Inc	30,900	1,090

Beverages — Non-Alcoholic (1.56%)
Coca-Cola Co/The	127,000	7,476
PepsiCo Inc	114,600	7,854

		15,330

Brewery (0.52%)
Anheuser-Busch Cos Inc	104,500	5,141

Building — Residential & Commercial (0.25%)
Lennar Corp	131,100	2,415

Building Products — Wood (0.02%)
Masco Corp	11,900	217

Cable TV (0.54%)
Cablevision Systems Corp (b)	32,100	738
DISH Network Corp (b)	34,100	1,018
Shaw Communications Inc	46,600	989
Time Warner Cable Inc (b)	91,700	2,568

		5,313

Casino Hotels (0.29%)
Melco PBL Entertainment Macau Ltd ADR (a)(b)	167,900	2,216
MGM Mirage (b)	12,136	621

		2,837

Casino Services (0.36%)
International Game Technology	102,600	3,564

Cellular Telecommunications (0.28%)
MetroPCS Communications Inc (b)	118,500	2,327
NII Holdings Inc (b)	10,100	462

		2,789

Chemicals — Diversified (0.52%)
Dow Chemical Co/The	94,200	3,782
EI Du Pont de Nemours & Co	27,600	1,350

		5,132

Chemicals — Specialty (0.06%)
Sigma-Aldrich Corp	10,800	616

Coal (0.52%)
Arch Coal Inc	14,700	843
Consol Energy Inc	34,100	2,761
Peabody Energy Corp	25,300	1,547

		5,151

Coatings & Paint (0.05%)
Sherwin-Williams Co/The	8,700	481

Commercial Banks (0.59%)
BB&T Corp	14,300	490
First Horizon National Corp (a)	141,700	1,530
Marshall & Ilsley Corp	103,198	2,578
Regions Financial Corp	15,600	342
Synovus Financial Corp	74,400	881

		5,821

Commercial Services (0.05%)
Quanta Services Inc (a)(b)	17,100	454
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Services — Finance (1.41%)
Automatic Data Processing Inc	51,900	$2,294
H&R Block Inc	185,500	4,057
Mastercard Inc	8,300	2,309
Moody’s Corp (a)	25,100	928
Paychex Inc	14,700	535
Visa Inc (b)	28,500	2,378
Western Union Co/The	59,100	1,359

		13,860

Computer Aided Design (0.47%)
Autodesk Inc (b)	122,200	4,644

Computer Services (0.13%)
Electronic Data Systems Corp	69,600	1,292

Computers (3.99%)
Apple Inc (b)	74,700	12,994
Dell Inc (b)	317,300	5,911
Hewlett-Packard Co	200,300	9,284
International Business Machines Corp	70,800	8,546
Sun Microsystems Inc (b)	159,125	2,492

		39,227

Computers — Memory Devices (0.41%)
EMC Corp/Massachusetts (b)	202,200	3,114
Seagate Technology	50,200	947

		4,061

Consulting Services (0.27%)
Accenture Ltd	71,500	2,685

Consumer Products — Miscellaneous (0.71%)
Clorox Co	40,100	2,125
Fortune Brands Inc	28,600	1,934
Kimberly-Clark Corp	45,100	2,886

		6,945

Cosmetics & Toiletries (2.19%)
Avon Products Inc	47,900	1,869
Colgate-Palmolive Co	19,700	1,393
Estee Lauder Cos Inc/The	21,200	967
Procter & Gamble Co	257,457	17,262

		21,491

Cruise Lines (0.16%)
Carnival Corp	39,200	1,575

Data Processing & Management (0.09%)
Fiserv Inc (b)	17,000	859

Disposable Medical Products (0.12%)
CR Bard Inc	13,000	1,224

Distribution & Wholesale (0.03%)
Fastenal Co (a)	5,500	268

Diversified Manufacturing Operations (5.06%)
3M Co	57,600	4,429
Cooper Industries Ltd	27,600	1,170
Danaher Corp	92,500	7,217
Eaton Corp	18,600	1,634
General Electric Co	678,200	22,177
Honeywell International Inc	45,200	2,685
Illinois Tool Works Inc	69,500	3,634
ITT Corp	31,300	2,003
Tyco International Ltd	102,325	4,788

		49,737

Drug Delivery Systems (0.05%)
Hospira Inc (b)	11,500	473

E-Commerce — Products (0.83%)
Amazon.com Inc (b)	103,700	8,154

E-Commerce — Services (0.13%)
Expedia Inc (b)	50,200	1,268

Electric — Generation (0.34%)
AES Corp/The (b)	193,200	3,354

Electric — Integrated (2.27%)
Centerpoint Energy Inc	95,400	1,452
Constellation Energy Group Inc	32,300	2,734
Entergy Corp	30,800	3,538
Exelon Corp	39,100	3,342
FirstEnergy Corp	33,200	2,511
PG&E Corp	27,200	1,088
PPL Corp	52,900	2,540
Public Service Enterprise Group Inc	73,300	3,219
TECO Energy Inc	118,400	1,896

		22,320

Electronic Components — Miscellaneous (0.74%)
Flextronics International Ltd (b)	49,300	512
Tyco Electronics Ltd	181,425	6,787

		7,299

Electronic Components — Semiconductors (1.58%)
Broadcom Corp (b)	97,800	2,539
Intel Corp	141,400	3,148
MEMC Electronic Materials Inc (b)	11,500	724
National Semiconductor Corp	127,700	2,604
Nvidia Corp (b)	107,700	2,213
Xilinx Inc	174,400	4,320

		15,548

See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Measurement Instruments (0.11%)
Agilent Technologies Inc (b)	35,200	$1,063

Engineering — Research & Development Services (0.25%)
Fluor Corp	7,800	1,193
Foster Wheeler Ltd (b)	12,000	764
McDermott International Inc (b)	9,200	493

		2,450

Engines — Internal Combustion (0.12%)
Cummins Inc	18,900	1,184

Enterprise Software & Services (0.44%)
Oracle Corp (b)	207,200	4,320

Entertainment Software (0.18%)
Electronic Arts Inc (b)	34,100	1,755

Fiduciary Banks (0.89%)
Bank of New York Mellon Corp/The	102,900	4,479
Northern Trust Corp	13,100	971
State Street Corp	45,800	3,304

		8,754

Finance — Commercial (0.04%)
CIT Group Inc	32,300	352

Finance — Consumer Loans (0.12%)
SLM Corp (b)	65,400	1,212

Finance — Credit Card (0.08%)
Discover Financial Services	41,900	763

Finance — Investment Banker & Broker (4.82%)
Citigroup Inc	471,100	11,905
Goldman Sachs Group Inc/The	34,600	6,621
Interactive Brokers Group Inc (a)(b)	28,400	897
JPMorgan Chase & Co	317,828	15,145
Lehman Brothers Holdings Inc	36,900	1,632
Merrill Lynch & Co Inc	99,500	4,958
Morgan Stanley	128,600	6,250

		47,408

Finance — Mortgage Loan/Banker (0.26%)
Fannie Mae	17,000	481
Freddie Mac	83,300	2,075

		2,556

Finance — Other Services (0.33%)
CME Group Inc	4,970	2,274
IntercontinentalExchange Inc (b)	6,500	1,008

		3,282

Food — Miscellaneous/Diversified (1.25%)
Campbell Soup Co	47,500	1,653
ConAgra Foods Inc	80,300	1,892
General Mills Inc	45,600	2,754
Kraft Foods Inc	165,342	5,230
Sara Lee Corp	54,800	795

		12,324

Food — Retail (0.24%)
Kroger Co/The	34,400	937
SUPERVALU Inc	32,700	1,082
Whole Foods Market Inc (a)	10,100	330

		2,349

Food — Wholesale & Distribution (0.14%)
Sysco Corp	46,600	1,425

Forestry (0.12%)
Weyerhaeuser Co	18,300	1,169

Gas — Distribution (0.41%)
NiSource Inc	21,800	390
Sempra Energy	63,600	3,604

		3,994

Gold Mining (0.12%)
Agnico-Eagle Mines Ltd	19,300	1,205

Health Care Cost Containment (0.26%)
McKesson Corp	48,700	2,538

Home Decoration Products (0.02%)
Newell Rubbermaid Inc	7,400	152

Hotels & Motels (0.36%)
Marriott International Inc/DE	86,600	2,971
Wyndham Worldwide Corp	24,500	526

		3,497

Human Resources (0.16%)
Monster Worldwide Inc (b)	40,000	973
Robert Half International Inc	26,200	621

		1,594

Independent Power Producer (0.61%)
Dynegy Inc (b)	298,400	2,572
NRG Energy Inc (b)	63,100	2,773
Reliant Energy Inc (b)	24,900	641

		5,986

Industrial Gases (0.47%)
Praxair Inc	50,900	4,648

Instruments — Scientific (0.21%)
Applera Corp — Applied Biosystems Group	12,900	412
Thermo Fisher Scientific Inc (b)	18,900	1,094
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Scientific (continued)
Waters Corp (b)	9,300	$571

		2,077

Insurance Brokers (0.34%)
Aon Corp	66,300	3,009
Marsh & McLennan Cos Inc	12,400	342

		3,351

Internet Security (0.04%)
VeriSign Inc (a)(b)	10,400	375

Investment Management & Advisory Services (0.34%)
Ameriprise Financial Inc	30,600	1,453
Franklin Resources Inc	17,500	1,665
Janus Capital Group Inc	7,800	219

		3,337

Life & Health Insurance (0.38%)
Lincoln National Corp	6,000	323
Prudential Financial Inc	45,100	3,414

		3,737

Machinery — Construction & Mining (0.32%)
Joy Global Inc	8,300	616
Terex Corp (b)	36,600	2,551

		3,167

Medical — Biomedical/Gene (1.08%)
Amgen Inc (b)	87,500	3,664
Biogen Idec Inc (b)	23,800	1,444
Celgene Corp (b)	53,100	3,300
Genentech Inc (b)	9,200	627
Genzyme Corp (b)	12,800	901
Millipore Corp (b)	9,600	673

		10,609

Medical — Drugs (3.77%)
Abbott Laboratories	106,900	5,639
Allergan Inc/United States	38,900	2,193
Bristol-Myers Squibb Co	175,200	3,849
Cephalon Inc (a)(b)	8,800	549
Eli Lilly & Co	78,800	3,793
Merck & Co Inc	220,500	8,388
Pfizer Inc	197,500	3,972
Schering-Plough Corp	163,300	3,006
Wyeth	127,400	5,666

		37,055

Medical — HMO (1.32%)
Aetna Inc	40,000	1,744
Cigna Corp	54,400	2,323
Coventry Health Care Inc (b)	24,800	1,109
Humana Inc (b)	41,100	1,964
UnitedHealth Group Inc	74,700	2,438
WellPoint Inc (b)	68,700	3,418

		12,996

Medical — Wholesale Drug Distribution (0.05%)
Cardinal Health Inc	9,700	505

Medical Instruments (0.81%)
Medtronic Inc	115,200	5,608
St Jude Medical Inc (b)	54,300	2,377

		7,985

Medical Laboratory & Testing Service (0.12%)
Laboratory Corp of America Holdings (b)	15,600	1,180

Medical Products (2.80%)
Baxter International Inc	48,800	3,041
Becton Dickinson & Co	22,900	2,047
Covidien Ltd	88,125	4,115
Johnson & Johnson	230,200	15,444
Stryker Corp	24,600	1,595
Zimmer Holdings Inc (b)	18,100	1,342

		27,584

Metal — Diversified (0.72%)
Freeport-McMoRan Copper & Gold Inc	51,010	5,802
Rio Tinto PLC ADR	2,800	1,316

		7,118

Metal — Iron (0.05%)
Cleveland-Cliffs Inc	3,200	513

Metal Processors & Fabrication (0.08%)
Precision Castparts Corp	6,500	764

Motorcycle/Motor Scooter (0.09%)
Harley-Davidson Inc	23,300	891

Multi-Line Insurance (2.67%)
ACE Ltd	51,600	3,111
American International Group Inc	233,800	10,802
Assurant Inc	23,400	1,521
Genworth Financial Inc	75,300	1,736
Hartford Financial Services Group Inc	33,900	2,416
Loews Corp	35,400	1,491
MetLife Inc	85,200	5,184

		26,261

Multimedia (1.30%)
EW Scripps Co	9,200	413
McGraw-Hill Cos Inc/The	35,100	1,439
Meredith Corp	12,300	399
News Corp	197,900	3,542
Time Warner Inc	177,300	2,633
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Multimedia (continued)
Walt Disney Co/The	134,500	$4,362

		12,788

Networking Products (0.91%)
Cisco Systems Inc (b)	168,600	4,323
Juniper Networks Inc (b)	167,200	4,618

		8,941

Non-Hazardous Waste Disposal (0.42%)
Allied Waste Industries Inc (b)	197,200	2,437
Republic Services Inc	53,000	1,685

		4,122

Offlce Supplies & Forms (0.18%)
Avery Dennison Corp	36,300	1,749

Oil — Field Services (2.99%)
Baker Hughes Inc	58,000	4,691
BJ Services Co	68,000	1,922
Schlumberger Ltd	161,800	16,269
Smith International Inc	17,000	1,301
Transocean Inc	35,750	5,272

		29,455

Oil & Gas Drilling (0.14%)
Nabors Industries Ltd (a)(b)	37,100	1,393

Oil Company — Exploration & Production (1.73%)
Devon Energy Corp	48,900	5,545
EOG Resources Inc	32,600	4,254
Occidental Petroleum Corp	53,500	4,452
XTO Energy Inc	44,557	2,756

		17,007

Oil Company — Integrated (7.51%)
Chevron Corp	186,900	17,971
ConocoPhillips	43,600	3,756
Exxon Mobil Corp	463,600	43,147
Murphy Oil Corp	53,600	4,842
Total SA ADR (a)	49,000	4,116

		73,832

Oil Field Machinery & Equipment (0.54%)
FMC Technologies Inc (b)	53,000	3,561
National Oilwell Varco Inc (b)	24,947	1,708

		5,269

Oil Refining & Marketing (0.44%)
Sunoco Inc	54,500	2,529
Valero Energy Corp	37,600	1,837

		4,366

Optical Supplies (0.10%)
Alcon Inc	6,000	948

Paper & Related Products (0.24%)
AbitibiBowater Inc (a)	4,808	47
International Paper Co	64,600	1,691
MeadWestvaco Corp	25,500	671

		2,409

Pharmacy Services (0.22%)
Medco Health Solutions Inc (b)	42,700	2,115

Pipelines (0.86%)
Spectra Energy Corp	158,100	3,905
Williams Cos Inc	129,600	4,601

		8,506

Property & Casualty Insurance (0.37%)
Progressive Corp/The	40,900	744
Travelers Cos Inc/The	58,271	2,937

		3,681

Radio (0.03%)
XM Satellite Radio Holdings Inc (b)	25,700	287

Regional Banks (3.59%)
Bank of America Corp	426,970	16,028
Capital One Financial Corp	8,300	440
Keycorp	14,700	355
National City Corp (b)(c)(d)(e)	24,353	138
National City Corp (d)	68,200	430
PNC Financial Services Group Inc	34,500	2,393
SunTrust Banks Inc	37,800	2,107
US Bancorp	171,000	5,795
Wells Fargo & Co	255,200	7,592

		35,278

REITS — Apartments (0.24%)
Equity Residential	57,200	2,375

REITS — Office Property (0.23%)
Boston Properties Inc	22,400	2,251

REITS — Regional Malls (0.39%)
Simon Property Group Inc	38,500	3,845

REITS — Warehouse & Industrial (0.16%)
Prologis	24,400	1,528

Retail — Apparel & Shoe (0.39%)
Coach Inc (b)	57,900	2,060
Ross Stores Inc	53,400	1,788

		3,848

Retail — Bedding (0.45%)
Bed Bath & Beyond Inc (b)	135,400	4,400
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Building Products (0.86%)
Home Depot Inc	179,200	$5,161
Lowe’s Cos Inc	132,000	3,325

		8,486

Retail — Consumer Electronics (0.04%)
Best Buy Co Inc	9,800	422

Retail — Discount (1.73%)
Costco Wholesale Corp	38,500	2,743
Target Corp	23,000	1,222
Wal-Mart Stores Inc	224,900	13,040

		17,005

Retail — Drug Store (0.70%)
CVS Caremark Corp	132,994	5,369
Walgreen Co	42,700	1,488

		6,857

Retail — Regional Department Store (0.47%)
Kohl’s Corp (b)	94,800	4,631

Retail — Restaurants (0.93%)
McDonald’s Corp	104,700	6,238
Yum! Brands Inc	71,200	2,896

		9,134

Savings & Loans — Thrifts (0.12%)
Washington Mutual Inc (b)(d)(e)(f)	110,300	1,220

Schools (0.10%)
Apollo Group Inc (b)	19,200	977

Semiconductor Component — Integrated Circuits (0.69%)
Marvell Technology Group Ltd (b)	348,900	4,518
Maxim Integrated Products Inc	106,500	2,240

		6,758

Semiconductor Equipment (0.48%)
Applied Materials Inc	119,300	2,226
ASML Holding NV (a)	87,500	2,482

		4,708

Steel — Producers (0.31%)
Nucor Corp	40,100	3,028

Telecommunication Equipment (0.24%)
Alcatel-Lucent ADR	360,612	2,405

Telecommunication Equipment — Fiber Optics (0.69%)
Corning Inc	202,900	5,419
JDS Uniphase Corp (a)(b)	93,200	1,334

		6,753

Telephone — Integrated (2.50%)
AT&T Inc	550,910	21,326
Sprint Nextel Corp	407,700	3,257

		24,583

Therapeutics (0.76%)
Gilead Sciences Inc (b)	133,700	6,920
Warner Chilcott Ltd (a)(b)	30,500	525

		7,445

Tobacco (0.77%)
Altria Group Inc	25,800	516
Philip Morris International Inc (b)	138,300	7,057

		7,573

Toys (0.21%)
Hasbro Inc	58,600	2,084

Transport — Rail (0.62%)
Canadian National Railway Co	38,700	2,028
Norfolk Southern Corp	18,300	1,090
Union Pacific Corp	20,600	2,991

		6,109

Transport — Services (0.26%)
Expeditors International Washington Inc	54,100	2,521

Web Portals (1.56%)
Google Inc (b)	26,700	15,334

Wireless Equipment (1.54%)
American Tower Corp (b)	85,792	3,725
Crown Castle International Corp (a)(b)	66,400	2,580
Motorola Inc	178,000	1,773
Qualcomm Inc	164,100	7,088

		15,166

TOTAL COMMON STOCKS		$980,847

PREFERRED STOCKS (0.03%)
Regional Banks (0.03%)
National City Corp (b)(e)	3	340

TOTAL PREFERRED STOCKS		$340

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.06%)
U.S. Treasury Bill (0.06%)
0.00%, 5/22/2008 (b)(g)	$100	100
2.40%, 7/24/2008 (b)(g)	500	498

		598

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$598

See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.99%)
Money Center Banks (1.99%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $19,795,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (h)	$19,571	$19,570

TOTAL REPURCHASE AGREEMENTS		$19,570

Total Investments		$1,001,355
Liabilities in Excess of Other Assets, Net — (1.80)%		(17,723)

TOTAL NET ASSETS — 100.00%		$983,632

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Restricted Security. At the end of the period, the value of this security totaled $138 or 0.01% of net assets. The security was purchased on April 28, 2008 at a cost of $122 ($5.00 per share).

(d)	Security is Illiquid

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,698 or 0.17% of net assets.

(f)	Restricted Security. At the end of the period, the value of this security totaled $1,220 or 0.12% of net assets. The security was purchased on April 14, 2008 at a cost of $965 ($8.75 per share).

(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $598 or 0.06% of net assets.

(h)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$132,412
Unrealized Depreciation	(80,898)

Net Unrealized Appreciation (Depreciation)	51,514
Cost for federal income tax purposes	949,841
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	78	$5,402	$5,405	$3
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.02%
Financial	17.99%
Energy	14.74%
Technology	10.96%
Communications	10.96%
Industrial	10.75%
Consumer, Cyclical	8.53%
Utilities	3.62%
Basic Materials	3.17%
Government	0.06%
Liabilities in Excess of Other Assets, Net	(1.80%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.55%
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.67%)
Aerospace & Defense (2.52%)
Boeing Co	69,600	$5,906
General Dynamics Corp	21,600	1,953
Lockheed Martin Corp	51,500	5,461
Northrop Grumman Corp	123,900	9,116
Raytheon Co	8,800	563

		22,999

Agricultural Chemicals (1.85%)
CF Industries Holdings Inc	72,000	9,627
Monsanto Co	49,100	5,598
Mosaic Co/The (a)	13,300	1,629

		16,854

Agricultural Operations (0.43%)
Archer-Daniels-Midland Co	48,000	2,115
Bunge Ltd	16,200	1,848

		3,963

Airlines (0.03%)
Southwest Airlines Co	18,600	246

Applications Software (2.38%)
Microsoft Corp	761,800	21,726
Salesforce.com Inc (a)	400	27

		21,753

Athletic Footwear (0.26%)
Nike Inc	35,700	2,385

Batteries & Battery Systems (0.21%)
Energizer Holdings Inc (a)(b)	23,900	1,890

Beverages — Non-Alcoholic (1.41%)
Coca-Cola Co/The	31,500	1,854
Coca-Cola Enterprises Inc	77,400	1,742
Hansen Natural Corp (a)(b)	19,500	690
PepsiAmericas Inc	9,100	234
PepsiCo Inc	122,200	8,374

		12,894

Broadcasting Services & Programming (0.05%)
Clear Channel Communications Inc	9,600	290
Liberty Media Corp — Capital Series A (a)	8,600	132

		422

Building Products — Air & Heating (0.01%)
Lennox International Inc	1,900	63

Cable TV (0.20%)
DIRECTV Group Inc/The (a)	75,300	1,855

Casino Services (0.09%)
International Game Technology	24,600	855

Chemicals — Diversified (0.17%)
Celanese Corp	11,600	519
Dow Chemical Co/The	2,500	100
FMC Corp	9,500	597
PPG Industries Inc	5,600	344

		1,560

Chemicals — Specialty (0.33%)
Ashland Inc	5,600	297
Cabot Corp	500	15
Chemtura Corp	25,900	179
Cytec Industries Inc	5,600	330
International Flavors & Fragrances Inc	7,500	342
Lubrizol Corp	15,200	887
Minerals Technologies Inc	2,100	142
Terra Industries Inc (a)(b)	21,200	803

		2,995

Coal (0.01%)
Massey Energy Co	1,600	84

Coatings & Paint (0.01%)
Valspar Corp	4,900	108

Commercial Banks (0.89%)
BB&T Corp	74,500	2,554
Regions Financial Corp	247,900	5,434
Synovus Financial Corp (b)	13,500	160

		8,148

Commercial Services — Finance (0.02%)
Mastercard Inc	600	167

Computer Aided Design (0.04%)
Autodesk Inc (a)	9,700	369

Computers (2.89%)
Apple Inc (a)	60,100	10,455
Dell Inc (a)	253,800	4,728
Hewlett-Packard Co	145,100	6,725
International Business Machines Corp	21,400	2,583
Sun Microsystems Inc (a)	120,800	1,892

		26,383

Computers — Integrated Systems (0.04%)
Teradata Corp (a)	19,200	409

Computers — Memory Devices (1.03%)
EMC Corp/Massachusetts (a)	390,600	6,015
Seagate Technology	123,300	2,327
Western Digital Corp (a)	36,900	1,070

		9,412

See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Consulting Services (0.51%)
Accenture Ltd	122,900	$4,615

Consumer Products — Miscellaneous (0.11%)
American Greetings Corp	38,500	689
Scotts Miracle-Gro Co/The	9,800	325

		1,014

Containers — Metal & Glass (0.02%)
Owens-Illinois Inc (a)	3,100	171

Cosmetics & Toiletries (1.58%)
Alberto-Culver Co	3,000	76
Avon Products Inc	35,000	1,366
Colgate-Palmolive Co	6,000	424
Estee Lauder Cos Inc/The	13,800	629
Procter & Gamble Co	177,750	11,918

		14,413

Data Processing & Management (0.12%)
SEI Investments Co	48,600	1,131

Dental Supplies & Equipment (0.01%)
Dentsply International Inc	3,100	120

Disposable Medical Products (0.04%)
CR Bard Inc	3,600	339

Diversified Manufacturing Operations (4.28%)
3M Co	89,100	6,852
General Electric Co	525,300	17,177
Honeywell International Inc	94,200	5,596
Ingersoll-Rand Co Ltd	95,300	4,229
SPX Corp	24,100	2,964
Tyco International Ltd	47,300	2,213

		39,031

E-Commerce — Products (0.68%)
Amazon.com Inc (a)	79,400	6,243

E-Commerce — Services (0.24%)
eBay Inc (a)	69,100	2,162

Electric — Integrated (2.18%)
American Electric Power Co Inc	21,500	960
Dominion Resources Inc/VA	35,900	1,558
Duke Energy Corp	324,500	5,942
Edison International	1,900	99
Entergy Corp	13,800	1,585
Exelon Corp	7,300	624
FirstEnergy Corp	76,400	5,779
FPL Group Inc	7,500	497
Hawaiian Electric Industries Inc	1,000	25
Northeast Utilities	2,300	60
Pepco Holdings Inc	4,700	117
PPL Corp	54,300	2,607

		19,853

Electric Products — Miscellaneous (0.36%)
Emerson Electric Co	62,700	3,277

Electronic Components — Miscellaneous (0.39%)
Garmin Ltd (b)	16,700	683
Tyco Electronics Ltd	76,725	2,870

		3,553

Electronic Components — Semiconductors (2.53%)
Intel Corp	319,100	7,103
MEMC Electronic Materials Inc (a)	27,400	1,725
Nvidia Corp (a)	145,200	2,984
QLogic Corp (a)	9,400	150
Texas Instruments Inc	382,100	11,142

		23,104

Electronic Forms (0.20%)
Adobe Systems Inc (a)	49,300	1,838

Electronic Measurement Instruments (0.03%)
Agilent Technologies Inc (a)	9,600	290

Engineering — Research & Development Services (0.49%)
Fluor Corp	3,400	520
KBR Inc	42,300	1,220
McDermott International Inc (a)	49,100	2,631
Shaw Group Inc/The (a)	1,300	64

		4,435

Enterprise Software & Services (0.45%)
Advent Software Inc (a)(b)	3,600	143
CA Inc	140,800	3,117
Oracle Corp (a)	39,800	830
Sybase Inc (a)	500	15

		4,105

Entertainment Software (0.09%)
Activision Inc (a)	31,400	849

Fiduciary Banks (1.08%)
Bank of New York Mellon Corp/The	212,469	9,249
Northern Trust Corp	300	22
State Street Corp	7,500	541

		9,812

Finance — Credit Card (0.63%)
American Express Co	118,900	5,710

Finance — Investment Banker & Broker (1.66%)
Citigroup Inc	92,000	2,325
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
JPMorgan Chase & Co	266,480	$12,698
TD Ameritrade Holding Corp (a)(b)	5,800	105

		15,128

Finance — Other Services (0.06%)
IntercontinentalExchange Inc (a)	3,500	543

Food — Canned (0.01%)
Del Monte Foods Co	6,100	55

Food — Meat Products (0.75%)
Hormel Foods Corp	16,800	662
Tyson Foods Inc	347,800	6,191

		6,853

Food — Miscellaneous/Diversified (0.08%)
ConAgra Foods Inc	29,000	683
Corn Products International Inc	700	33

		716

Food — Retail (1.21%)
Kroger Co/The	283,000	7,712
Ruddick Corp	800	31
Safeway Inc	92,100	2,910
SUPERVALU Inc	11,500	381

		11,034

Forestry (0.02%)
Plum Creek Timber Co Inc	4,600	188

Gas — Distribution (0.01%)
Vectren Corp	2,800	79

Hospital Beds & Equipment (0.35%)
Hill-Rom Holdings Inc	9,100	229
Kinetic Concepts Inc (a)(b)	75,500	2,994

		3,223

Human Resources (0.15%)
Manpower Inc	20,800	1,396

Independent Power Producer (1.23%)
Mirant Corp (a)(b)	11,200	461
NRG Energy Inc (a)	57,300	2,518
Reliant Energy Inc (a)	319,200	8,216

		11,195

Industrial Automation & Robots (0.26%)
Rockwell Automation Inc/DE	43,700	2,370

Instruments — Scientific (0.03%)
Applera Corp — Applied Biosystems Group	8,200	262
PerkinElmer Inc	300	8
Varian Inc (a)	700	35

		305

Internet Security (0.97%)
Symantec Corp (a)	414,600	7,140
VeriSign Inc (a)	48,300	1,741

		8,881

Investment Management & Advisory Services (1.17%)
Ameriprise Financial Inc	56,000	2,659
BlackRock Inc/New York	12,900	2,603
Eaton Vance Corp	134,600	4,926
Invesco Ltd	2,600	67
Legg Mason Inc	4,200	253
T Rowe Price Group Inc	100	6
Waddell & Reed Financial Inc	4,800	163

		10,677

Life & Health Insurance (0.46%)
Aflac Inc	3,600	240
Lincoln National Corp	4,800	258
Nationwide Financial Services	11,700	586
Prudential Financial Inc	41,500	3,142

		4,226

Machinery — Construction & Mining (0.76%)
Caterpillar Inc	73,800	6,043
Joy Global Inc	12,100	898

		6,941

Machinery — Farm (0.48%)
AGCO Corp (a)(b)(c)	72,300	4,347

Machinery — Pumps (0.11%)
Flowserve Corp	8,000	993

Medical — Biomedical/Gene (2.00%)
Amgen Inc (a)	181,400	7,595
Biogen Idec Inc (a)	134,600	8,169
Genentech Inc (a)	27,500	1,875
Invitrogen Corp (a)(b)	6,700	627

		18,266

Medical — Drugs (4.81%)
Abbott Laboratories	68,100	3,592
Bristol-Myers Squibb Co	33,000	725
Eli Lilly & Co	112,700	5,425
Merck & Co Inc	281,300	10,701
Pfizer Inc	973,220	19,572
Wyeth	87,000	3,869

		43,884

Medical — HMO (0.15%)
UnitedHealth Group Inc	5,000	163
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — HMO (continued)
WellPoint Inc (a)	24,900	$1,239

		1,402

Medical — Nursing Homes (0.02%)
Kindred Healthcare Inc (a)	7,900	187

Medical — Wholesale Drug Distribution (0.47%)
AmerisourceBergen Corp	106,200	4,306

Medical Instruments (0.54%)
Beckman Coulter Inc	1,300	89
Boston Scientific Corp (a)	59,400	792
Intuitive Surgical Inc (a)	300	86
Medtronic Inc	79,600	3,875
St Jude Medical Inc (a)	2,100	92

		4,934

Medical Products (0.98%)
Becton Dickinson & Co	5,100	456
Covidien Ltd	40,600	1,896
Johnson & Johnson	98,800	6,628

		8,980

Metal — Aluminum (0.05%)
Alcoa Inc	12,400	431

Metal — Copper (0.40%)
Southern Copper Corp	31,500	3,615

Metal Processors & Fabrication (0.15%)
Commercial Metals Co	26,700	832
Worthington Industries Inc (b)	30,000	540

		1,372

Multi-Line Insurance (1.66%)
ACE Ltd	13,600	820
American International Group Inc	86,300	3,987
Loews Corp	7,800	328
MetLife Inc	164,500	10,010

		15,145

Multimedia (2.04%)
Time Warner Inc	813,100	12,075
Walt Disney Co/The	202,200	6,557

		18,632

Networking Products (1.86%)
Cisco Systems Inc (a)	308,500	7,910
Juniper Networks Inc (a)	327,100	9,034

		16,944

Office Furnishings — Original (0.03%)
Herman Miller Inc	5,700	133
HNI Corp (b)	6,200	135

		268

Oil — Field Services (1.76%)
Baker Hughes Inc	4,400	356
Exterran Holdings Inc (a)	4,400	294
Global Industries Ltd (a)	150,900	2,408
Halliburton Co	261,000	11,982
Oceaneering International Inc (a)	7,100	474
SEACOR Holdings Inc (a)(b)	6,200	528

		16,042

Oil & Gas Drilling (0.03%)
Diamond Offshore Drilling Inc	2,100	263

Oil Company — Exploration & Production (4.14%)
Anadarko Petroleum Corp	159,400	10,610
Apache Corp	46,100	6,209
Cabot Oil & Gas Corp	4,300	245
Cimarex Energy Co	800	50
Denbury Resources Inc (a)	3,200	98
Devon Energy Corp	78,600	8,913
EOG Resources Inc	500	65
Newfield Exploration Co (a)	1,100	67
Noble Energy Inc	34,400	2,993
Occidental Petroleum Corp	64,300	5,350
Pioneer Natural Resources Co	49,700	2,869
W&T Offshore Inc	7,700	315

		37,784

Oil Company — Integrated (6.78%)
Chevron Corp	164,300	15,798
ConocoPhillips	78,268	6,743
Exxon Mobil Corp	420,000	39,089
Marathon Oil Corp	4,500	205

		61,835

Oil Field Machinery & Equipment (0.82%)
Cameron International Corp (a)	28,400	1,398
FMC Technologies Inc (a)	22,300	1,499
National Oilwell Varco Inc (a)	67,400	4,613

		7,510

Oil Refining & Marketing (0.68%)
Sunoco Inc	4,700	218
Valero Energy Corp	122,500	5,984

		6,202

Paper & Related Products (0.01%)
International Paper Co	1,500	39
Rayonier Inc	1,200	51

		90

Pharmacy Services (1.55%)
Express Scripts Inc (a)	58,500	4,096
Medco Health Solutions Inc (a)	203,000	10,057

		14,153

See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (0.79%)
Arch Capital Group Ltd (a)	2,900	$205
Chubb Corp	59,600	3,157
Fidelity National Financial Inc	800	13
Travelers Cos Inc/The	76,600	3,860

		7,235

Real Estate Management & Services (0.12%)
Jones Lang LaSalle Inc	14,700	1,141

Regional Banks (4.66%)
Bank of America Corp	570,758	21,426
Capital One Financial Corp	55,100	2,920
PNC Financial Services Group Inc	5,900	409
SunTrust Banks Inc	50,400	2,810
US Bancorp	120,000	4,067
Wachovia Corp	88,900	2,592
Wells Fargo & Co	278,300	8,279

		42,503

Reinsurance (0.42%)
Axis Capital Holdings Ltd	3,800	129
Berkshire Hathaway Inc — Class A (a)	15	2,008
Berkshire Hathaway Inc — Class B (a)	128	570
Endurance Specialty Holdings Ltd	29,300	1,088

		3,795

REITS — Apartments (0.48%)
AvalonBay Communities Inc	20,700	2,065
Equity Residential	55,800	2,317

		4,382

REITS — Healthcare (0.20%)
Ventas Inc	37,800	1,836

REITS — Office Property (0.06%)
Boston Properties Inc	2,200	221
SL Green Realty Corp	3,300	306

		527

REITS — Regional Malls (0.21%)
Macerich Co/The	26,100	1,909

REITS — Shopping Centers (0.10%)
Regency Centers Corp	12,700	909

REITS — Warehouse & Industrial (1.25%)
AMB Property Corp	4,900	283
Prologis	177,300	11,101

		11,384

Retail — Apparel & Shoe (0.06%)
Aeropostale Inc (a)	12,600	401
Ross Stores Inc	3,500	117

		518

Retail — Automobile (0.18%)
AutoNation Inc (a)(b)	100,200	1,604

Retail — Bookstore (0.01%)
Barnes & Noble Inc	2,500	81

Retail — Building Products (0.10%)
Home Depot Inc	32,300	930

Retail — Computer Equipment (0.36%)
GameStop Corp (a)(b)	60,100	3,308

Retail — Consumer Electronics (0.79%)
Best Buy Co Inc	158,800	6,832
RadioShack Corp (b)	26,400	367

		7,199

Retail — Discount (2.84%)
BJ’s Wholesale Club Inc (a)(b)	78,000	2,973
Costco Wholesale Corp	116,100	8,272
Target Corp	14,500	771
TJX Cos Inc	181,300	5,842
Wal-Mart Stores Inc	139,500	8,088

		25,946

Retail — Drug Store (0.38%)
CVS Caremark Corp	81,400	3,286
Walgreen Co	6,400	223

		3,509

Retail — Major Department Store (0.05%)
Sears Holdings Corp (a)(b)	4,600	454

Retail — Restaurants (1.20%)
McDonald’s Corp	183,300	10,921

Savings & Loans — Thrifts (0.14%)
Hudson City Bancorp Inc	67,200	1,286

Schools (0.53%)
Apollo Group Inc (a)	91,700	4,668
DeVry Inc	2,200	125

		4,793

Semiconductor Component — Integrated Circuits (0.05%)
Analog Devices Inc	13,300	428

Semiconductor Equipment (0.04%)
Applied Materials Inc	20,700	386

Soap & Cleaning Products (0.03%)
Church & Dwight Co Inc	5,200	295

Steel — Producers (0.30%)
AK Steel Holding Corp	6,200	389
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Steel — Producers (continued)
Carpenter Technology Corp	16,700	$857
Nucor Corp	1,700	128
Reliance Steel & Aluminum Co	22,800	1,386

		2,760

Telecommunication Services (0.12%)
Embarq Corp	25,300	1,052
Fairpoint Communications Inc (b)	1	—

		1,052

Telephone — Integrated (3.36%)
AT&T Inc (c)	409,327	15,845
CenturyTel Inc	22,600	734
Sprint Nextel Corp	184,900	1,477
Verizon Communications Inc	327,500	12,602

		30,658

Television (0.99%)
CBS Corp	392,207	9,048

Therapeutics (0.09%)
Gilead Sciences Inc (a)	16,200	838

Tobacco (2.80%)
Altria Group Inc	325,000	6,500
Loews Corp — Carolina Group	2,500	164
Philip Morris International Inc (a)	251,900	12,855
Reynolds American Inc	1,400	75
Universal Corp/Richmond VA	7,400	475
UST Inc	104,600	5,447

		25,516

Transport — Rail (0.54%)
Burlington Northern Santa Fe Corp	15,900	1,630
CSX Corp	14,500	913
Union Pacific Corp	16,500	2,396

		4,939

Transport — Services (0.73%)
CH Robinson Worldwide Inc	3,600	226
United Parcel Service Inc	88,900	6,437

		6,663

Transport — Truck (0.46%)
JB Hunt Transport Services Inc (b)	81,600	2,772
Landstar System Inc	16,800	873
Werner Enterprises Inc (b)	27,300	531

		4,176

Vitamins & Nutrition Products (0.25%)
Herbalife Ltd	51,700	2,263

Web Portals (1.05%)
Google Inc (a)	12,460	7,156
Yahoo! Inc (a)	87,800	2,406

		9,562

Wireless Equipment (0.34%)
Motorola Inc	71,200	709
Qualcomm Inc	55,200	2,384

		3,093

TOTAL COMMON STOCKS		$891,121

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.97%)

Finance — Investment Banker & Broker (0.97%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $8,887,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (d)	$8,791	$8,791

TOTAL REPURCHASE AGREEMENTS		$8,791

Total Investments		$899,912

Other Assets in Excess of Liabilities, Net — 1.36%		12,435

TOTAL NET ASSETS — 100.00%		$912,347

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $3,305 or 0.36% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$55,008
Unrealized Depreciation	(67,363)

Net Unrealized Appreciation (Depreciation)	(12,355)
Cost for federal income tax purposes	912,267

All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Partners LargeCap Blend Fund I
April 30, 2008 (unaudited)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	207	$13,643	$14,345	$702
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	20.85%
Financial	17.00%
Energy	14.22%
Communications	11.90%
Industrial	11.82%
Technology	9.88%
Consumer, Cyclical	6.42%
Utilities	3.41%
Basic Materials	3.14%
Other Assets in Excess of Liabilities, Net	1.36%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.57%
See accompanying notes

Schedule of Investments
Partners LargeCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.21%)
Advertising Sales (0.78%)
Lamar Advertising Co (a)(b)	349,700	$13,827

Aerospace & Defense (2.43%)
General Dynamics Corp	258,300	23,356
Lockheed Martin Corp	186,000	19,723

		43,079

Applications Software (3.00%)
Microsoft Corp	1,871,100	53,364

Casino Hotels (1.58%)
Las Vegas Sands Corp (b)	245,600	18,719
MGM Mirage (b)	180,874	9,252

		27,971

Casino Services (1.29%)
International Game Technology	658,200	22,866

Cellular Telecommunications (1.12%)
MetroPCS Communications Inc (b)	1,007,970	19,797

Commercial Services — Finance (2.04%)
Automatic Data Processing Inc	503,900	22,272
Visa Inc (b)	167,700	13,995

		36,267

Computer Aided Design (0.60%)
Autodesk Inc (b)	279,200	10,610

Computers (3.32%)
Apple Inc (b)	247,500	43,053
Dell Inc (b)	855,100	15,930

		58,983

Consulting Services (2.07%)
Accenture Ltd	980,200	36,806

Diversified Manufacturing Operations (4.63%)
Danaher Corp	819,300	63,922
General Electric Co	557,200	18,220

		82,142

E-Commerce — Products (3.37%)
Amazon.com Inc (b)	761,900	59,908

E-Commerce — Services (0.85%)
Expedia Inc (b)	599,900	15,153

Electronic Components — Miscellaneous (0.10%)
Tyco Electronics Ltd	47,164	1,764

Electronic Components — Semiconductors (4.94%)
Broadcom Corp (b)	1,097,200	28,483
Intel Corp	1,314,100	29,252
Xilinx Inc	1,214,200	30,076

		87,811

Engineering — Research & Development Services (2.20%)
Foster Wheeler Ltd (b)	313,900	19,992
McDermott International Inc (b)	357,400	19,150

		39,142

Entertainment Software (1.62%)
Electronic Arts Inc (b)	560,100	28,828

Fiduciary Banks (2.55%)
State Street Corp	627,900	45,297

Finance — Investment Banker & Broker (2.92%)
Goldman Sachs Group Inc/The	91,800	17,568
Morgan Stanley	704,700	34,248

		51,816

Health Care Cost Containment (0.89%)
McKesson Corp	303,700	15,829

Hotels & Motels (1.69%)
Marriott International Inc/DE	873,400	29,958

Human Resources (0.46%)
Monster Worldwide Inc (b)	334,300	8,133

Independent Power Producer (0.58%)
NRG Energy Inc (b)	235,900	10,368

Industrial Gases (1.95%)
Praxair Inc	379,400	34,643

Investment Management & Advisory Services (1.43%)
Franklin Resources Inc	267,500	25,453

Medical—Biomedical/Gene (2.52%)
Celgene Corp (b)	338,600	21,041
Genentech Inc (b)	348,900	23,795

		44,836

Medical—Drugs (2.71%)
Allergan Inc/United States	429,700	24,222
Elan Corp PLC ADR (b)	174,000	4,575
Wyeth	433,800	19,291

		48,088

Medical—HMO (0.86%)
Humana Inc (b)	319,500	15,269

Medical Instruments (2.98%)
Medtronic Inc	684,000	33,297
See accompanying notes

Schedule of Investments
Partners LargeCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Instruments (continued)
St Jude Medical Inc (b)	448,700	$19,644

		52,941

Medical Products (0.81%)
Stryker Corp	221,700	14,373

Metal — Diversified (1.14%)
Freeport-McMoRan Copper & Gold Inc	178,200	20,270

Networking Products (4.11%)
Cisco Systems Inc (b)	233,600	5,989
Juniper Networks Inc (b)	2,423,120	66,927

		72,916

Oil — Field Services (3.11%)
Schlumberger Ltd	549,900	55,292

Oil Company — Integrated (1.08%)
Suncor Energy Inc	170,000	19,157

Retail — Bedding (0.95%)
Bed Bath & Beyond Inc (b)	517,800	16,828

Retail — Discount (2.24%)
Target Corp	193,700	10,291
Wal-Mart Stores Inc	509,100	29,518

		39,809

Retail — Drug Store (1.91%)
CVS Caremark Corp	839,872	33,906

Retail — Regional Department Store (1.79%)
Kohl’s Corp (b)	652,400	31,870

Retail — Restaurants (1.07%)
Yum! Brands Inc	465,900	18,953

Semiconductor Component — Integrated Circuits (2.10%)
Marvell Technology Group Ltd (b)	2,874,300	37,222

Semiconductor Equipment (0.59%)
ASML Holding NV	366,900	10,405

Telecommunication Equipment — Fiber Optics (2.54%)
Corning Inc	1,691,600	45,183

Therapeutics (3.21%)
Gilead Sciences Inc (b)	1,101,800	57,029

Toys (1.08%)
Nintendo Co Ltd ADR	280,100	19,229

Transport — Services (1.35%)
Expeditors International Washington Inc	514,200	23,957

Web Portals (4.86%)
Google Inc (b)	150,200	86,258

Wireless Equipment (6.79%)
American Tower Corp (b)	1,490,100	64,700
Crown Castle International Corp (b)	540,400	20,995
Qualcomm Inc	809,400	34,958

		120,653

TOTAL COMMON STOCKS		$1,744,259

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.80%)

Money Center Banks (0.80%)

Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $14,390,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (c)	$14,227	$14,226

TOTAL REPURCHASE AGREEMENTS		$14,226

Total Investments		$1,758,485
Other Assets in Excess of Liabilities, Net — 0.99%		17,606

TOTAL NET ASSETS — 100.00%		$1,776,091

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$202,390
Unrealized Depreciation	(107,434)

Net Unrealized Appreciation (Depreciation)	94,956
Cost for federal income tax purposes	1,663,529
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Communications	24.42%
Consumer, Non-cyclical	18.56%
Technology	16.17%
Consumer, Cyclical	13.59%
Industrial	10.70%
Financial	7.70%
Energy	4.19%
Basic Materials	3.09%
Utilities	0.59%
Other Assets in Excess of Liabilities, Net	0.99%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.47%)
Aerospace & Defense (1.94%)
Raytheon Co	486,460	$31,119

Aerospace & Defense Equipment (1.95%)
United Technologies Corp	432,952	31,376

Agricultural Chemicals (1.73%)
Monsanto Co	244,170	27,840

Applications Software (3.08%)
Microsoft Corp	1,263,719	36,041
Salesforce.com Inc (a)	199,663	13,324

		49,365

Auto/Truck Parts & Equipment — Original (2.15%)
BorgWarner Inc	701,428	34,475

Beverages — Non-Alcoholic (3.94%)
Coca-Cola Co/The	601,915	35,435
PepsiCo Inc	405,737	27,805

		63,240

Building — Residential & Commercial (0.34%)
KB Home (b)	239,576	5,390

Building Products — Wood (0.27%)
Masco Corp	234,570	4,272

Commercial Services — Finance (1.15%)
Global Payments Inc	66,400	2,939
Visa Inc (a)	185,619	15,490

		18,429

Computers (4.87%)
Apple Inc (a)	312,629	54,382
Dell Inc (a)	948,862	17,677
Research In Motion Ltd (a)	49,545	6,026

		78,085

Computers — Memory Devices (0.31%)
EMC Corp/Massachusetts (a)	327,918	5,050

Cosmetics & Toiletries (1.28%)
Procter & Gamble Co	307,141	20,594

Dental Supplies & Equipment (1.01%)
Dentsply International Inc	415,448	16,148

Diagnostic Equipment (0.31%)
Gen-Probe Inc (a)	86,989	4,903

Diagnostic Kits (0.52%)
Idexx Laboratories Inc (a)(b)	72,936	3,880
Qiagen NV (a)(b)	197,900	4,396

		8,276

Disposable Medical Products (1.06%)
CR Bard Inc	179,906	16,942

Diversified Manufacturing Operations (5.86%)
Cooper Industries Ltd	483,582	20,499
Eaton Corp	307,628	27,022
General Electric Co	177,381	5,800
Honeywell International Inc	686,497	40,778

		94,099

E-Commerce — Services (0.53%)
Priceline.com Inc (a)(b)	66,626	8,504

Electric — Integrated (0.47%)
FPL Group Inc	114,766	7,608

Electric Products — Miscellaneous (2.38%)
Emerson Electric Co	732,305	38,270

Electronic Components — Miscellaneous (0.82%)
Flextronics International Ltd (a)	1,265,083	13,144

Electronic Components — Semiconductors (3.55%)
Altera Corp	434,400	9,244
Intel Corp	1,351,661	30,088
MEMC Electronic Materials Inc (a)	117,992	7,430
Xilinx Inc	413,600	10,245

		57,007

Energy — Alternate Sources (0.26%)
First Solar Inc (a)	14,200	4,146

Enterprise Software & Services (0.83%)
Oracle Corp (a)	637,768	13,297

Entertainment Software (0.46%)
Electronic Arts Inc (a)	142,148	7,316

Fiduciary Banks (1.03%)
Northern Trust Corp	223,546	16,567

Finance — Other Services (1.21%)
CME Group Inc	20,166	9,225
IntercontinentalExchange Inc (a)	65,361	10,141

		19,366

Food — Miscellaneous/Diversified (0.80%)
Nestle SA ADR	107,409	12,862

Instruments — Scientific (1.81%)
Thermo Fisher Scientific Inc (a)	503,351	29,129

Investment Management & Advisory Services (2.60%)
Invesco Ltd (b)	1,015,529	26,048
See accompanying notes

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Management & Advisory Services (continued)
Waddell & Reed Financial Inc	464,799	$15,738

		41,786

Machinery — Construction & Mining (0.40%)
Caterpillar Inc	78,488	6,427

Medical — Biomedical/Gene (0.70%)
Genentech Inc (a)	106,000	7,229
Illumina Inc (a)(b)	50,752	3,953

		11,182

Medical — Drugs (3.32%)
Allergan Inc/United States	565,370	31,870
Novo Nordisk A/S ADR	311,337	21,386

		53,256

Medical Instruments (1.68%)
Intuitive Surgical Inc (a)	37,190	10,758
Medtronic Inc	332,140	16,168

		26,926

Medical Laboratory & Testing Service (0.64%)
Laboratory Corp of America Holdings (a)	136,700	10,337

Medical Products (3.95%)
Baxter International Inc	431,505	26,891
Becton Dickinson & Co	408,657	36,534

		63,425

Metal — Diversified (1.59%)
Freeport-McMoRan Copper & Gold Inc	224,247	25,508

Multimedia (1.89%)
Viacom Inc (a)	789,020	30,330

Networking Products (1.55%)
Cisco Systems Inc (a)	971,214	24,902

Oil—Field Services (2.50%)
Schlumberger Ltd	175,683	17,665
Transocean Inc	152,033	22,419

		40,084

Oil & Gas Drilling (0.52%)
Helmerich & Payne Inc	155,800	8,374

Oil Company — Exploration & Production (6.55%)
Apache Corp	270,444	36,424
Devon Energy Corp	311,439	35,317
EOG Resources Inc	32,000	4,175
XTO Energy Inc	472,015	29,199

		105,115

Property & Casualty Insurance (1.08%)
Chubb Corp	328,397	17,395

Publicly Traded Investment Fund (0.18%)
iShares Russell 1000 Growth Index Fund	50,000	2,873

REITS — Diversified (0.21%)
Digital Realty Trust Inc	86,900	3,367

REITS — Shopping Centers (0.40%)
Weingarten Realty Investors (b)	172,111	6,349

Retail — Apparel & Shoe (1.39%)
Urban Outfitters Inc (a)(b)	651,035	22,298

Retail — Auto Parts (0.59%)
Advance Auto Parts Inc	271,900	9,430

Retail — Building Products (1.33%)
Lowe’s Cos Inc	849,133	21,390

Retail — Discount (5.42%)
Costco Wholesale Corp	413,638	29,472
Family Dollar Stores Inc	807,531	17,281
TJX Cos Inc	192,059	6,188
Wal-Mart Stores Inc	588,525	34,123

		87,064

Retail — Restaurants (1.35%)
Darden Restaurants Inc	607,300	21,608

Semiconductor Component — Integrated Circuits (1.73%)
Linear Technology Corp	792,409	27,703

Semiconductor Equipment (0.41%)
Applied Materials Inc	352,500	6,578

Steel Pipe & Tube (0.91%)
Valmont Industries Inc	148,254	14,597

Telecommunication Equipment (0.59%)
ADC Telecommunications Inc (a)(b)	671,575	9,416

Telecommunication Equipment — Fiber Optics (3.04%)
Ciena Corp (a)	178,300	6,028
Corning Inc	986,633	26,353
JDS Uniphase Corp (a)(b)	1,151,462	16,478

		48,859

Textile — Home Furnishings (0.48%)
Mohawk Industries Inc (a)(b)	101,568	7,738

Therapeutics (0.97%)
Gilead Sciences Inc (a)	300,942	15,577
See accompanying notes

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Rail (0.40%)
Union Pacific Corp	43,835	$6,364

Veterinary Diagnostics (0.31%)
VCA Antech Inc (a)	152,979	4,952

Web Portals (0.90%)
Google Inc (a)	25,207	14,476

Wireless Equipment (3.97%)
American Tower Corp (a)	533,223	23,152
Qualcomm Inc	940,301	40,612

		63,764

TOTAL COMMON STOCKS		$1,596,269

	Principal Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.51%)

Finance — Investment Banker & Broker (1.51%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency lssues; $24,532,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$24,269	$24,268

TOTAL REPURCHASE AGREEMENTS		$24,268

Total Investments		$1,620,537
Liabilities in Excess of Other Assets, Net — (0.98)%		(15,784)

TOTAL NET ASSETS — 100.00%		$1,604,753

(a)	Non-lncome Producing Security

(b)	Security or a portion of the Security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreeiation	$99,497
Unrealized Depreciation	(80,729)

Net Unrealized Appreciation (Depreciation)	18,768
Cost for federal income tax purposes	1,601,769
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	21.63%
Industrial	16.75%
Technology	15.23%
Consumer, Cyclical	13.05%
Communications	12.48%
Energy	9.83%
Financial	8.04%
Basic Materials	3.32%
Utilities	0.47%
Funds	0.18%
Liabilities in Excess of Other Assets, Net	(0.98%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Currency Contracts	1.43%
See accompanying notes

Schedule of Investments
Partners LargeCap Growth Fund II
April 30, 2008 (unaudited)
Foreign Currency Contracts

					Net Unrealized
Foreign Currency	Delivery	Contracts to			Appreciation
Sale Contracts	Date	Deliver	In Exchange For	Value	(Depreciation)
Swiss Franc	5/30/2008	9,266,675	$8,975	$8,950	$25
Danish Kroner	5/30/2008	67,038,186	14,035	14,013	22
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.56%)
Aerospace & Defense (0.99%)
Lockheed Martin Corp	40,000	$4,242
Northrop Grumman Corp	256,100	18,841

		23,083

Apparel Manufacturers (0.16%)
VF Corp	50,812	3,779

Auto — Car & Light Trucks (0.70%)
General Motors Corp (a)	703,900	16,331

Auto/Truck Parts & Equipment — Original (1.09%)
Autoliv Inc	227,200	13,914
Magna International Inc (a)	153,500	11,455

		25,369

Beverages—Non-Alcoholic(0.90%)
Coca-Cola Co/The	85,000	5,004
Coca-Cola Enterprises Inc	361,200	8,127
Pepsi Bottling Group Inc	233,700	7,878

		21,009

Brewery (0.52%)
Molson Coors Brewing Co	222,200	12,185

Building — Residential & Commercial (0.47%)
Centex Corp	249,100	5,186
KB Home (a)	253,400	5,702

		10,888

Cellular Telecommunications (0.65%)
Vodafone Group PLC ADR	480,200	15,203

Chemicals -Diversified (2.21%)
Dow Chemical Co/The	665,700	26,728
EI Du Pont de Nemours & Co	503,700	24,636

		51,364

Chemicals — Specialty (0.79%)
Ashland Inc	181,000	9,597
Lubrizol Corp	151,500	8,835

		18,432

Commercial Banks (0.50%)
Deutsche Bank AG (a)	97,600	11,657

Computer Services (0.13%)
Electronic Data Systems Corp	166,600	3,092

Computers (0.40%)
Dell Inc (b)	101,600	1,893
International Business Machines Corp	62,100	7,495

		9,388

Computers — Peripheral Equipment (0.30%)
Lexmark International Inc (b)	223,200	7,006

Containers — Metal & Glass (1.52%)
Ball Corp	267,400	14,381
Owens-Illinois Inc (b)	381,300	21,029

		35,410

Containers — Paper & Plastic (0.37%)
Sonoco Products Co	261,400	8,613

Cosmetics & Toiletries (2.17%)
Procter & Gamble Co	752,700	50,469

Distribution & Wholesale (0.49%)
Ingram Micro Inc (b)	403,400	6,862
Tech Data Corp (b)	136,700	4,594

		11,456

Diversified Manufacturing Operations (5.63%)
3M Co	92,300	7,098
General Electric Co	2,936,000	96,007
SPX Corp	142,700	17,552
Tyco International Ltd	220,850	10,334

		130,991

Electric — Integrated (0.01%)
Wisconsin Energy Corp	6,400	304

Electronic Components — Miscellaneous (0.93%)
Flextronics International Ltd (a)(b)	1,514,569	15,736
Sanmina-SCI Corp (b)	1,195,500	1,853
Tyco Electronics Ltd	106,250	3,975

		21,564

Electronic Parts Distribution (0.82%)
Arrow Electronics Inc (a)(b)	341,800	9,300
Avnet Inc (b)	374,100	9,798

		19,098

Finance — Credit Card (0.79%)
Discover Financial Services	1,009,300	18,379

Finance — Investment Banker & Broker (8.07%)
Citigroup Inc	2,253,000	56,933
Goldman Sachs Group Inc/The	32,200	6,162
JPMorgan Chase & Co	1,556,300	74,158
Merrill Lynch & Co Inc	401,100	19,987
Morgan Stanley	629,700	30,603

		187,843

Finance — Mortgage Loan/Banker (1.15%)
Fannie Mae	562,350	15,914
Freddie Mac (a)	432,900	10,784

		26,698

See accompanying notes

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food — Canned (0.15%)
Del Monte Foods Co	391,300	$3,530

Food — Meat Products (0.46%)
Tyson Foods Inc	607,000	10,805

Food — Miscellaneous/Diversified (0.97%)
ConAgra Foods Inc	545,100	12,843
Kraft Foods Inc	173,000	5,472
Sara Lee Corp	300,500	4,360

		22,675

Food — Retail (2.00%)
Kroger Co/The	582,100	15,862
Safeway Inc	434,000	13,715
SUPERVALU Inc	514,200	17,020

		46,597

Health Care Cost Containment (0.59%)
McKesson Corp	261,800	13,645

Leisure & Recreation Products (0.28%)
Brunswick Corp/DE (a)	393,300	6,560

Life & Health Insurance (0.67%)
Torchmark Corp	3,200	207
Unum Group	660,100	15,321

		15,528

Machinery — Construction & Mining (0.63%)
Caterpillar Inc	177,500	14,534

Medical — Drugs (4.26%)
Merck & Co Inc	501,700	19,084
Pfizer Inc	3,245,000	65,257
Sanofi-Aventis SA ADR	286,100	11,038
Wyeth	85,400	3,798

		99,177

Medical — Wholesale Drug Distribution (0.76%)
AmerisourceBergen Corp	192,900	7,822
Cardinal Health Inc	189,400	9,862

		17,684

Medical Products (1.45%)
Covidien Ltd	106,250	4,961
Johnson & Johnson	430,000	28,849

		33,810

Metal — Aluminum (1.04%)
Alcoa Inc	696,800	24,235

Multi-Line Insurance (6.79%)
ACE Ltd	333,500	20,107
Allstate Corp/The	464,700	23,402
American International Group Inc	1,005,000	46,431
Genworth Financial Inc	632,900	14,595
Hartford Financial Services Group Inc	194,100	13,834
MetLife Inc	374,550	22,791
Old Republic International Corp	636,100	9,128
XL Capital Ltd (a)	225,200	7,857

		158,145

Multimedia (0.80%)
Time Warner Inc	830,000	12,326
Viacom Inc (b)	162,700	6,254

		18,580

Non-Hazardous Waste Disposal (0.50%)
Allied Waste Industries Inc (b)	945,500	11,686

Oil Company — Exploration & Production (1.64%)
Anadarko Petroleum Corp	365,500	24,328
Devon Energy Corp	57,000	6,464
Occidental Petroleum Corp	89,800	7,472

		38,264

Oil Company — Integrated (16.60%)
BP PLC ADR	207,300	15,089
Chevron Corp	982,900	94,506
ConocoPhillips	783,300	67,481
Exxon Mobil Corp	1,712,200	159,354
Marathon Oil Corp	491,600	22,402
Royal Dutch Shell PLC — A shares ADR	156,400	12,561
Total SA ADR (a)	178,900	15,028

		386,421

Oil Refining & Marketing (0.83%)
Sunoco Inc	107,600	4,994
Valero Energy Corp	291,400	14,235

		19,229

Paper & Related Products (0.11%)
Smurfit-Stone Container Corp (b)	480,200	2,608

Property & Casualty Insurance (2.47%)
Chubb Corp	260,300	13,788
Fidelity National Financial Inc	548,000	8,763
Safeco Corp	151,100	10,084
Travelers Cos Inc/The	491,191	24,756

		57,391

Publishing — Newspapers (0.52%)
Gannett Co Inc	423,000	12,106

Publishing — Periodicals (0.03%)
Idearc Inc (a)	235,900	779

Regional Banks (6.29%)
Bank of America Corp	1,963,600	73,713
See accompanying notes

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Regional Banks (continued)
Comerica Inc	283,000	$9,829
Fifth Third Bancorp	208,800	4,475
Keycorp	257,400	6,211
SunTrust Banks Inc	143,400	7,994
US Bancorp	266,900	9,045
Wachovia Corp	503,200	14,668
Wells Fargo & Co	685,600	20,397

		146,332

Reinsurance(0.45%)
PartnerRe Ltd (a)	29,200	2,160
RenaissanceRe Holdings Ltd	161,900	8,328

		10,488

Rental — Auto & Equipment (0.19%)
Avis Budget Group Inc (a)(b)	335,200	4,451

Retail — Apparel & Shoe (1.03%)
Gap Inc/The	742,600	13,827
Jones Apparel Group Inc	630,800	9,986
Ltd Brands Inc	7,400	137

		23,950

Retail — Building Products (0.67%)
Home Depot Inc	541,600	15,598

Retail — Discount (0.60%)
Family Dollar Stores Inc	340,000	7,276
Wal-Mart Stores Inc	115,000	6,668

		13,944

Retail — Office Supplies (0.15%)
Office Depot Inc (b)	268,500	3,405

Retail — Regional Department Store (0.64%)
Macy’s Inc	589,100	14,898

Retail — Restaurants (0.30%)
McDonald’s Corp	116,800	6,959

Savings & Loans — Thrifts (0.35%)
Washington Mutual Inc (b)(c)(d)(e)	200,600	2,219
Washington Mutual Inc	482,700	5,932

		8,151

Steel — Producers (0.89%)
ArcelorMittal (a)	232,700	20,731

Telephone — Integrated (7.32%)
AT&T Inc	2,553,700	98,854
Sprint Nextel Corp	2,033,600	16,248
Verizon Communications Inc	1,438,700	55,361

		170,463

Television(0.62%)
CBS Corp	626,800	14,460

Tobacco (2.02%)
Altria Group Inc	749,400	14,988
Philip Morris International Inc (b)	627,300	32,011

		46,999

Tools — Hand Held (0.45%)
Black & Decker Corp	157,700	10,350

Wireless Equipment (0.28%)
Nokia OYJ ADR	215,000	6,465

TOTAL COMMON STOCKS		$2,271,244

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.65%)

Money Center Banks (2.65%)

Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $62,416,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (f)	$61,710	$61,707

TOTAL REPURCHASE AGREEMENTS		$61,707

Total Investments		$2,332,951
Liabilities in Excess of Other Assets, Net — (0.21)%		(4,848)

TOTAL NET ASSETS — 100.00%		$2,328,103

(a)	Security or a portion of the Security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Restricted Security. At the end of the period the value of this Security totaled $2,219 or 0.10% of net assets. The security was purchased on April 9, 2008 at a cost of $1,755 ($8.75 per share).

(d)	Security is Illiquid

(e)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $2.219 or 0.10% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$387,684
Unrealized Depreciation	(315,438)

Net Unrealized Appreciation (Depreciation)	72,246
Cost for federal income tax purposes	2,260,705
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
Partners LargeCap Value Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	30.17%
Energy	19.07%
Consumer, Non-cyclical	15.72%
Industrial	11.83%
Communications	10.22%
Consumer, Cyclical	7.31%
Basic Materials	5.04%
Technology	0.84%
Utilities	0.01%
Liabilities in Excess of Other Assets, Net	(0.21%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners LargeCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.14%)
Advertising Agencies (2.22%)
Interpublic Group of Cos Inc (a)	1,349,400	$12,212
Omnicom Group Inc	292,400	13,959

		26,171

Airlines (0.94%)
Southwest Airlines Co	835,300	11,059

Auto — Medium & Heavy Duty Trucks (1.57%)
Paccar Inc	392,450	18,571

Auto/Truck Parts & Equipment — Original (4.00%)
BorgWarmer Inc	458,900	22,555
Johnson Controls Inc	701,900	24,749

		47,304

Beverages — Wine & Spirits (0.62%)
Constellation Brands Inc (a)	398,900	7,324

Building Products — Wood (1.22%)
Masco Corp	791,300	14,410

Cable TV (2.15%)
Comcast Corp	1,235,400	25,388

Coal (2.03%)
Peabody Energy Corp	393,000	24,024

Commercial Banks (0.42%)
City National Corp/CA	101,400	4,920

Consumer Products — Miscellaneous (1.25%)
Fortune Brands Inc	219,100	14,816

Cruise Lines (1.68%)
Carnival Corp	495,400	19,900

Diversified Manufacturing Operations (7.71%)
General Electric Co	1,958,900	64,056
Illinois Tool Works Inc	516,700	27,018

		91,074

Electric — Integrated (5.95%)
American Electric Power Co Inc	540,400	24,118
Exelon Corp	244,100	20,866
Northeast Utilities	551,800	14,523
Pepco Holdings Inc	430,100	10,714

		70,221

Fiduciary Banks (1.90%)
Bank of New York Mellon Corp/The	516,974	22,504

Finance — Credit Card (1.32%)
Discover Financial Services	855,750	15,583

Finance — Investment Banker & Broker (10.01%)
Citigroup Inc	1,883,000	47,583
JPMorgan Chase & Co	683,000	32,545
Morgan Stanley	782,900	38,049

		118,177

Finance — Mortgage Loan/Banker (0.73%)
Freddie Mac	344,600	8,584

Gas — Distribution (1.73%)
NiSource Inc	411,200	7,360
Sempra Energy	231,600	13,125

		20,485

Internet Security (1.83%)
Symantec Corp (a)	1,253,100	21,578

Life & Health Insurance (3.31%)
Aflac Inc	587,100	39,142

Medical — Drugs (5.50%)
Cephalon Inc (a)	93,800	5,854
Merck & Co Inc	580,700	22,090
Wyeth	832,900	37,039

		64,983

Medical — HMO (0.29%)
UnitedHealth Group Inc	104,700	3,416

Medical Products (2.92%)
Covidien Ltd	156,100	7,288
Johnson & Johnson	404,800	27,158

		34,446

Motorcycle/Motor Scooter (0.69%)
Harley-Davidson Inc	212,000	8,109

Multi — Line Insurance (1.84%)
Hartford Financial Services Group Inc	304,500	21,702

Multimedia (0.99%)
News Corp	651,600	11,664

Oil — Field Services (4.33%)
Baker Hughes Inc	215,700	17,446
Halliburton Co (b)	732,800	33,643

		51,089

Oil & Gas Drilling (1.13%)
ENSCO International Inc	209,500	13,351

Oil Company — Integrated (8.41%)
Chevron Corp	530,500	51,007
Exxon Mobil Corp	364,100	33,887
See accompanying notes

Schedule of Investments
Partners LargeCapValue Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Integrated (continued)
Marathon Oil Corp	317,400	$14,464

		99,358

Pharmacy Services (2.02%)
Medco Health Solutions Inc (a)	481,900	23,873

Publicly Traded Investment Fund (0.23%)
SPDR Trust Series 1 (b)	20,000	2,769

Publishing — Periodicals (0.10%)
RH Donnelley Corp (a)(b)	246,800	1,182

Regional Banks (8.34%)
Bank of America Corp	399,400	14,994
Fifth Third Bancorp	853,200	18,284
SunTrust Banks Inc	326,900	18,225
Wells Fargo & Co	1,578,600	46,963

		98,466

Retail — Discount(0.07%)
Costco Wholesale Corp	10,900	777

Telephone — Integrated (4.33%)
AT&T Inc	789,300	30,554
Sprint Nextel Corp	2,575,084	20,575

		51,129

Transport — Rail (2.71%)
Burlington Northern Santa Fe Corp	312,600	32,057

Transport — Services (1.65%)
FedEx Corp	202,800	19,443

TOTAL COMMON STOCKS		$1,159,049

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.23%)

Finance — Investment Banker & Broker (0.23%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency lssues; $2,721,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (e)	$2,692	$2,692

TOTAL REPURCHASE AGREEMENTS		$2,692

Total Investments		$1,161,741
Other Assets in Excess of Liabilities, Net — 1.63%		19,275

TOTAL NET ASSETS — 100.00%		$1,181,016

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$105,794
Unrealized Depreeiation	(132,707)

Net Unrealized Appreciation (Depreciation)	(26,913)
Cost for federal income tax purposes	1,188,654
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	28.09%
Energy	15.90%
Industrial	13.29%
Consumer, Non-cyclical	12.61%
Communications	11.61%
Consumer, Cyclical	8.95%
Utilities	7.68%
Funds	0.24%
Other Assets in Excess of Liabilities, Net	1.63%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners LargeCapValue Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.21%)
Aerospace & Defense (1.06%)
Northrop Grumman Corp	28,200	$2,075

Apparel Manufacturers (0.64%)
VF Corp	16,900	1,257

Applications Software (0.99%)
Microsoft Corp	67,900	1,937

Beverages — Non-Alcoholic (1.94%)
Coca-Cola Co/The	44,100	2,596
Pepsi Bottling Group Inc	35,600	1,200

		3,796

Chemicals — Diversified (2.13%)
EI Du Pont de Nemours & Co	48,000	2,347
PPG Industries Inc	29,700	1,823

		4,170

Commercial Services — Finance (0.70%)
H&R Block Inc	62,200	1,360

Computer Services (0.05%)
Electronic Data Systems Corp	5,300	98

Computers (2.41%)
Hewlett-Packard Co	50,500	2,340
International Business Machines Corp	19,700	2,378

		4,718

Data Processing & Management (0.51%)
Fiserv Inc (a)	19,600	991

Diversified Manufacturing Operations (7.31%)
Dover Corp	29,100	1,440
General Electric Co (b)	260,500	8,518
Ingersoll-Rand Co Ltd	39,600	1,757
Parker Hannifin Corp	16,500	1,318
Tyco International Ltd	27,400	1,282

		14,315

Electric — Integrated (2.67%)
Exelon Corp	34,200	2,923
PPL Corp	48,000	2,305

		5,228

Electronic Components — Semiconductors (0.51%)
Intel Corp	44,600	993

Enterprise Software & Services (0.66%)
Oracle Corp (a)	61,700	1,286

Fiduciary Banks (0.51%)
Bari of New York Mellon Corp/The	22,800	993

Finance — Credit Card (0.29%)
Discover Financial Services	30,800	561

Finance — Investment Banker & Broker (8.18%)
Citigroup Inc	237,000	5,989
JPMorgan Chase & Co	114,100	5,437
Merrill Lynch & Co Inc	44,500	2,217
Morgan Stanley	48,700	2,367

		16,010

Finance — Mortgage Loan/Banker (0.94%)
Freddie Mac	74,000	1,843

Financial Guarantee Insurance (0.22%)
MGIC Investment Corp (c)	32,900	429

Food — Miscellaneous/Diversified (0.91%)
Unilever NV	53,100	1,781

Food — Retail (0.77%)
Kroger Co/The	55,300	1,507

Forestry (1.18%)
Weyerhaeuser Co	36,200	2,312

Home Decoration Products (0.65%)
Newell Rubbermaid Inc	61,700	1,267

Independent Power Producer (0.72%)
NRG Energy Inc (a)	32,000	1,406

Insurance Brokers (0.15%)
Marsh & McLennan Cos Inc	10,700	295

Life & Health Insurance (0.78%)
Torchmark Corp	23,700	1,534

Machinery — Construction & Mining (0.89%)
Caterpillar Inc	21,200	1,736

Machinery — Farm (0.18%)
Deere & Co	4,200	353

Medical — Biomedical/Gene (0.56%)
Amgen Inc(a)	26,400	1,105

Medical — Drugs(6.17%)
Abbott Laboratories	31,600	1,667
Eli Lilly & Co	29,800	1,435
Merck & Co Inc	39,500	1,503
Pfizer Inc	248,800	5,003
Wyeth	55,600	2,472

		12,080

See accompanying notes

Schedule of Investments
Partners LargeCapValue Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Instruments (0.68%)
Medtronic Inc	27,500	$1,339

Medical Laboratory & Testing Service (0.32%)
Quest Diagnostics Inc	12,600	632

Medical Products (2.74%)
Johnson & Johnson	80,000	5,367

Multi — Line Insurance (5.21%)
Allstate Corp/The	49,200	2,478
American International Group Inc	87,200	4,028
Hartford Financial Services Group Inc	30,700	2,188
Loews Corp	35,500	1,495

		10,189

Multimedia (1.98%)
Time Warner Inc	145,100	2,155
Viacom Inc(a)	44,800	1,722

		3,877

Non — Hazardous Waste Disposal (0.72%)
Waste Management Inc	39,200	1,415

Office Automation & Equipment (0.59%)
Xerox Corp	82,400	1,151

Office Supplies & Forms (0.43%)
Avery Dennison Corp	17,500	843

Oil Company — Exploration & Production (0.27%)
Devon Energy Corp	4,600	522

Oil Company — Integrated (14.51%)
Chevron Corp	74,300	7,144
ConocoPhillips	58,400	5,031
Exxon Mobil Corp	113,500	10,563
Royal Duteh Shell PLC — A shares ADR	70,400	5,654

		28,392

Oil Field Machinery & Equipment (0.46%)
National Oilwell Varco Inc (a)(c)	13,200	904

Printing — Commercial (0.60%)
RR Donnelley & Sons Co	38,500	1,180

Publishing — Newspapers (0.81%)
Gannett Co Inc	55,500	1,588

Regional Banks (8.34%)
Bank of America Corp	156,800	5,886
Fifth Third Bancorp	9,900	212
National City Corp (c)(d)	41,500	262
PNC Financial Services Group Inc	22,900	1,588
US Bancorp	68,200	2,311
Wachovia Corp	74,700	2,178
Wells Fargo & Co	130,700	3,888

		16,325

Retail — Apparel & Shoe (0.44%)
Gap Inc/The	45,900	855

Retail — Building Products (0.65%)
Home Depot Inc	44,500	1,282

Retail — Consumer Electronics (0.68%)
Best Buy Co Inc	31,100	1,338

Retail — Discount (1.26%)
Wal-Mart Stores Inc	42,600	2,470

Retail — DrugStore (0.61%)
Walgreen Co	34,400	1,199

Retail — Office Supplies (0.70%)
Staples Inc	62,900	1,365

Retail — Regional Department Store (0.70%)
Kohl’s Corp (a)	28,000	1,368

Retail — Restaurants (0.43%)
Darden Restaurants Inc	6,500	231
McDonald’s Corp	10,100	602

		833

Savings & Loans — Thrifts (0.26%)
Washington Mutual Inc	41,300	508

Semiconductor Equipment (0.35%)
Applied Materials Inc	36,200	676

Steel — Producers (0.76%)
Nucor Corp	19,800	1,495

Telecommunication Services (0.30%)
Embarq Corp	14,000	582

Telephone — Integrated (6.19%)
AT&T Inc	190,300	7,366
Sprint Nextel Corp	116,300	929
Verizon Communications Inc	99,000	3,810

		12,105

Television(0.26%)
CBS Corp	22,400	517

Tobacco (0.90%)
Altria Group Inc	25,800	516
See accompanying notes

Schedule of lnvestments
Partners LargeCapValue Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International Inc (a)	24,400	$1,245

		1,761

Transport — Truck (0.20%)
YRC Worldwide Inc (a)(c)	23,500	382

Wireless Equipment (0.18%)
Motorola Inc	35,200	351

TOTAL COMMON STOCKS		$190,247

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (0.89%)

Finance — Investment Banker & Broker (0.89%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $1,753,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (e)	$1,734	$1,734

TOTAL REPURCHASE AGREEMENTS		$1,734

Total Investments		$191,981
Other Assets in Excess of Liabilities, Net — 1.90%		3,719

TOTAL NET ASSETS — 100.00%		$195,700

(a)	Non-lncome Producing Security

(b)	Security or a portion of the Security was pledged to cover margin requirements for futures contracts. At the end of the period the value of these Securities totaled $1,635 or 0.84% of net assets.

(c)	Security or a portion of the security was on loan at the end of the period.

(d)	Security is Illiquid

(e)	Security was purchased with the cash proceeds from Securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$29,430
Unrealized Depreciation	(25,638)

Net Unrealized Appreciation (Depreciation)	3,792
Cost for federal income tax purposes	188,189
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P 500 eMini; June 2008	53	$3,561	$3,672	$111
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	25.76%
Consumer, Non-cyclical	16.74%
Energy	15.24%
Industrial	10.36%
Communications	9.72%
Consumer, Cyclical	6.76%
Technology	6.05%
Basic Materials	4.08%
Utilities	3.39%
Other Assets in Excess of Liabilities, Net	1.90%

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	1.88%
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.40%)
Agricultural Chemicals (0.64%)
Mosaic Co/The (a)	42,220	$5,172

Applications Software (1.36%)
Salesforce.com Inc (a)(b)	164,814	10,998

Beverages — Wine & Spirits (0.71%)
Central European Distribution Corp (a)(b)	94,470	5,755

Brewery (1.09%)
Molson Coors Brewing Co	160,300	8,791

Building — Residential & Commercial (1.61%)
DR Horton Inc (b)	426,890	6,613
Pulte Homes Inc	492,790	6,426

		13,039

Casino Hotels (0.63%)
Wynn Resorts Ltd	48,650	5,125

Casino Services (0.28%)
International Game Technology	64,928	2,256

Cellular Telecommunications (0.85%)
Millicom International Cellular SA (a)	63,680	6,878

Chemicals — Diversified (0.90%)
Celanese Corp	162,440	7,269

Coal(2.08%)
Alpha Natural Resources Inc (a)	93,920	4,569
Consol Energy Inc	150,880	12,215

		16,784

Commercial Services — Finance (1.71%)
Mastercard Inc	49,710	13,827

Computer Software (0.71%)
Omniture Inc (a)(b)	253,075	5,775

Computers — Integrated Systems (0.67%)
Micros Systems Inc (a)	152,479	5,436

Consulting Services (0.57%)
FTI Consulting Inc (a)	72,410	4,634

Containers — Metal & Glass (1.57%)
Owens-Illinois Inc (a)	230,810	12,729

Cosmetics & Toiletries (1.38%)
Alberto-Culver Co	247,070	6,219
Chattem Inc (a)(b)	70,720	4,942

		11,161

Data Processing & Management (0.85%)
Fiserv Inc (a)	136,690	6,910

Dental Supplies & Equipment (0.69%)
Dentsply International Inc	144,230	5,606

Disposable Medical Products (0.58%)
CR Bard Inc	49,710	4,681

Diversified Manufacturing Operations (2.07%)
Harsco Corp	128,880	7,647
SPX Corp	74,060	9,109

		16,756

E-Commerce — Services (1.08%)
Priceline.com Inc (a)(b)	68,090	8,691

Electric — Integrated (0.72%)
Constellation Energy Group Inc	68,340	5,785

Electric Products — Miscellaneous (1.33%)
Ametek Inc	222,270	10,785

Electronic Components — Semiconductors (4.00%)
Altera Corp	474,010	10,087
Cavium Networks Inc (a)(b)	249,598	5,129
MEMC Electronic Materials Inc (a)	101,430	6,387
Microchip Technology Inc (b)	291,950	10,729

		32,332

Energy — Alternate Sources (1.79%)
Covanta Holding Corp (a)(b)	152,170	4,052
First Solar Inc (a)	35,790	10,451

		14,503

Engineering — Research & Development Services (0.96%)
Fluor Corp	50,580	7,732

Enterprise Software & Services (0.65%)
Informatica Corp (a)	330,880	5,281

Entertainment Software (0.86%)
Activision Inc (a)	255,880	6,922

E-Services — Consulting (0.62%)
Websense Inc (a)	257,470	5,008

Fiduciary Banks (1.34%)
Northern Trust Corp	145,910	10,813

Finance — Investment Banker & Broker (0.80%)
Interactive Brokers Group Inc (a)(b)	203,639	6,429
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Other Services (1.01%)
IntercontinentalExchange Inc (a)	52,730	$8,181

Hazardous Waste Disposal (0.80%)
Stericycle Inc (a)	121,717	6,497

Independent Power Producer (0.55%)
Reliant Energy Inc (a)	171,540	4,415

Industrial Gases (1.41%)
Air Products & Chemicals Inc	115,570	11,376

Insurance Brokers (0.52%)
Aon Corp	92,950	4,219

Internet Content — Information & News (0.56%)
Baidu.com ADR (a)	12,470	4,559

Internet Infrastructure Software (0.85%)
Akamai Technologies Inc (a)	191,440	6,848

Internet Security (2.53%)
McAfee Inc (a)	319,206	10,614
VeriSign Inc (a)(b)	273,650	9,865

		20,479

Investment Management & Advisory Services (3.10%)
BlackRock Inc/New York (b)	60,210	12,150
T Rowe Price Group Inc	220,320	12,902

		25,052

Leisure & Recreation Products (1.09%)
WMS Industries Inc (a)(b)	243,760	8,822

Machinery — Construction & Mining (0.98%)
Joy Global Inc	106,180	7,884

Machinery — Farm (1.45%)
AGCO Corp (a)(b)	195,380	11,748

Machinery — Pumps (1.34%)
Flowserve Corp	87,470	10,854

Medical — Biomedical/Gene (1.52%)
Alexion Pharmaceuticals Inc (a)(b)	77,760	5,473
Charles River Laboratories International (a)	116,870	6,784

		12,257

Medical — Drugs (1.91%)
Allergan Inc/United States	190,810	10,756
Shire PLC ADR (b)	85,159	4,679

		15,435

Medical Instruments (1.09%)
Intuitive Surgical Inc (a)	30,530	8,831

Medical Laboratory & Testing Service (0.49%)
Covance Inc (a)	47,358	3,968

Medical Products (0.89%)
Henry Schein Inc (a)(b)	129,870	7,191

Metal — Iron (0.60%)
Cleveland-Cliffs Inc	30,400	4,876

Metal Processors & Fabrication (1.37%)
Precision Castparts Corp	94,010	11,052

Multi-Line Insurance (0.76%)
Assurant Inc	95,090	6,181

Networking Products (1.95%)
Atheros Communications Inc (a)(b)	171,542	4,566
Juniper Networks Inc (a)	406,440	11,226

		15,792

Oil — Field Services (1.68%)
Weatherford International Ltd (a)	168,220	13,570

Oil & Gas Drilling (1.89%)
Diamond Offshore Drilling Inc	62,560	7,846
Nabors Industries Ltd (a)	197,950	7,431

		15,277

Oil Company — Exploration & Production (5.84%)
Denbury Resources Inc (a)	232,740	7,112
Questar Corp	101,740	6,311
Quicksilver Resources Inc (a)(b)	157,310	6,527
Range Resources Corp	170,915	11,345
Southwestern Energy Co (a)	227,600	9,630
Ultra Petroleum Corp (a)	75,600	6,280

		47,205

Oil Field Machinery & Equipment (2.00%)
Cameron International Corp (a)	115,200	5,671
National Oilwell Varco Inc (a)	152,870	10,464

		16,135

Pharmacy Services (1.74%)
Express Scripts Inc (a)	200,700	14,053

Printing — Commercial (0.85%)
VistaPrint Ltd (a)(b)	201,635	6,862

REITS — Storage (0.54%)
Public Storage	48,120	4,364

Retail — Apparel & Shoe (4.58%)
Coach Inc (a)	259,559	9,232
Guess ? Inc	283,300	10,845
Nordstrom Inc (b)	255,100	8,995
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Apparel & Shoe (continued)
Urban Outfitters Inc (a)	230,960	$7,910

		36,982

Retail — Computer Equipment (1.33%)
GameStop Corp (a)	194,740	10,718

Retail — Discount (1.40%)
Big Lots Inc (a)	158,630	4,288
TJX Cos Inc	217,510	7,008

		11,296

Retail — Restaurants (1.25%)
Chipotle Mexican Grill Inc (a)(b)	49,880	4,894
Darden Restaurants Inc	146,620	5,217

		10,111

Retail — Sporting Goods (0.43%)
Dick’s Sporting Goods Inc (a)	121,340	3,470

Savings & Loans — Thrifts (1.13%)
Hudson City Bancorp Inc	476,180	9,109

Semiconductor Component — Integrated Circuits (0.71%)
Marvell Technology Group Ltd (a)	441,685	5,720

Semiconductor Equipment (1.27%)
Varian Semiconductor Equipment Associates Inc (a)	280,226	10,265

Soap & Cleaning Products (0.47%)
Church & Dwight Co Inc	66,400	3,773

Steel — Producers (1.04%)
Steel Dynamics Inc	240,450	8,380

Television (0.73%)
Central European Media Enterprises Ltd (a) (b)	55,590	5,894

Therapeutics (1.41%)
BioMarin Pharmaceutical Inc (a)(b)	168,287	6,136
United Therapeutics Corp (a)(b)	62,130	5,250

		11,386

Transport — Rail (1.11%)
CSX Corp	142,080	8,944

Transport — Services (1.79%)
Expeditors International Washington Inc	204,930	9,548
Ryder System Inc	71,570	4,900

		14,448

Wireless Equipment (0.75%)
Crown Castle International Corp (a)(b)	156,010	6,061

X-Ray Equipment (0.59%)
Hologic Inc (a)(b)	163,370	4,769

TOTAL COMMON STOCKS		$779,172

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (9.44%)

Money Center Banks (9.44%)

Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $77,235,000; 0.00% - 5.50%; dated 05/09/08 -04/18/19) (c)	$76,361	$76,357

TOTAL REPURCHASE AGREEMENTS		$76,357

Total Investments		$855,529

Liabilities in Excess of Other Assets, Net — (5.84)%		(47,240)

TOTAL NET ASSETS — 100.00%		$808,289

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$110,492
Unrealized Depreciation	(16,969)

Net Unrealized Appreciation (Depreciation)	93,523
Cost for federal income tax purposes	762,006
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	18.64%
Consumer, Non-cyclical	17.69%
Energy	15.28%
Industrial	14.77%
Consumer, Cyclical	12.60%
Technology	11.09%
Communications	9.92%
Basic Materials	4.59%
Utilities	1.26%
Liabilities in Excess of Other Assets, Net	(5.84%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.56%)
Aerospace & Defense (0.68%)
Rockwell Collins Inc	32,350	$2,042

Aerospace & Defense Equipment (0.78%)
Goodrich Corp	34,550	2,355

Agricultural Chemicals (0.70%)
CF Industries Holdings Inc	3,950	528
Mosaic Co/The (a)	12,800	1,568

		2,096

Applications Software (0.70%)
Citrix Systems Inc (a)	43,950	1,440
Quest Software Inc (a)	49,050	653

		2,093

Auction House & Art Dealer (0.30%)
Sotheby’s (b)	32,400	897

Beverages — Non-Alcoholic (0.23%)
Hansen Natural Corp (a)(b)	20,000	708

Building — Heavy Construction (0.26%)
Perini Corp (a)	21,400	774

Building — Residential & Commercial (0.67%)
NVR Inc (a)(b)	3,300	2,025

Building & Construction Products — Miscellaneous (0.16%)
USG Corp (a)	13,300	470

Cable TV (0.87%)
DISH Network Corp (a)	88,150	2,630

Casino Hotels (0.49%)
Wynn Resorts Ltd	14,050	1,480

Casino Services (0.98%)
International Game Technology	84,650	2,941

Cellular Telecommunications (1.11%)
Millicom International Cellular SA (a)(b)	10,850	1,172
NII Holdings Inc (a)	47,200	2,159

		3,331

Chemicals — Specialty (1.13%)
Lubrizol Corp	23,700	1,382
Sigma-Aldrich Corp	13,850	790
Terra Industries Inc (a)(b)	32,100	1,215

		3,387

Coal (1.00%)
Massey Energy Co	36,550	1,913
Walter Industries Inc	15,700	1,089

		3,002

Commercial Services (0.75%)
Weight Watchers International Inc	49,250	2,259

Commercial Services — Finance (2.88%)
H&R Block Inc	61,450	1,344
Mastercard Inc	18,450	5,132
Total System Services Inc	58,800	1,399
Western Union Co/The	34,300	789

		8,664

Computer Services (1.45%)
Cognizant Technology Solutions Corp (a)	78,700	2,538
Electronic Data Systems Corp	98,900	1,836

		4,374

Computers — Integrated Systems (0.71%)
NCR Corp (a)	86,650	2,134

Computers — Memory Devices (0.52%)
NetApp Inc (a)	35,200	852
Western Digital Corp (a)(b)	24,850	720

		1,572

Consulting Services (1.69%)
Accenture Ltd	37,000	1,389
SAIC Inc (a)(b)	95,350	1,812
Watson Wyatt Worldwide Inc	32,200	1,888

		5,089

Containers — Metal & Glass (0.97%)
Owens-Illinois Inc (a)	52,800	2,912

Cosmetics & Toiletries (1.09%)
Avon Products Inc	84,150	3,283

Data Processing & Management (0.59%)
Fidelity National Information Services	49,300	1,778

Dental Supplies & Equipment (0.38%)
Patterson Cos Inc (a)	33,200	1,135

Disposable Medical Products (0.33%)
CR Bard Inc	10,600	998

Diversified Manufacturing Operations (4.28%)
Acuity Brands Inc	32,950	1,576
Cooper Industries Ltd	17,100	725
Eaton Corp	21,200	1,862
Harsco Corp	27,500	1,632
Parker Hannifin Corp	29,500	2,356
SPX Corp	14,450	1,777
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Tyco International Ltd	63,200	$2,957

		12,885

E-Commerce — Services (0.84%)
NetFlix Inc (a)(b)	27,150	868
Priceline.com Inc (a)(b)	12,950	1,653

		2,521

Electric — Integrated (1.77%)
Constellation Energy Group Inc	40,100	3,394
Edison International	36,950	1,928

		5,322

Electric Products — Miscellaneous (0.43%)
GrafTech International Ltd (a)	30,650	602
Molex Inc	24,400	693

		1,295

Electronic Components — Miscellaneous (0.32%)
Gentex Corp	51,850	969

Electronic Components — Semiconductors (2.83%)
Intersil Corp	49,750	1,329
MEMC Electronic Materials Inc (a)	34,050	2,144
Microchip Technology Inc	60,500	2,224
National Semiconductor Corp	39,350	802
Nvidia Corp (a)	97,675	2,007

		8,506

Electronic Design Automation (0.82%)
Cadence Design Systems Inc (a)	71,450	795
Synopsys Inc (a)	72,000	1,664

		2,459

Electronic Measurement Instruments (0.66%)
Agilent Technologies Inc (a)	65,650	1,983

Energy — Alternate Sources (0.30%)
First Solar Inc (a)	3,100	905

Engineering — Research & Development Services (2.88%)
EMCOR Group Inc (a)	27,350	685
Fluor Corp	8,000	1,223
Jacobs Engineering Group Inc (a)	37,500	3,237
McDermott International Inc (a)	65,800	3,526

		8,671

Engines — Internal Combustion (0.96%)
Cummins Inc	46,300	2,901

Enterprise Software & Services (1.86%)
BMC Software Inc (a)	68,350	2,376
CA Inc.	80,100	1,773
Sybase Inc (a)(b)	49,600	1,459

		5,608

Fiduciary Banks (0.94%)
Northern Trust Corp	38,200	2,831

Finance — Investment Banker & Broker (0.66%)
TD Ameritrade Holding Corp (a)(b)	109,400	1,980

Finance — Other Services (1.92%)
FCStone Group Inc (a)	23,450	971
IntercontinentalExchange Inc (a)	20,500	3,181
Nasdaq OMX Group, Inc (a)	44,350	1,616

		5,768

Food — Meat Products (0.52%)
Hormel Foods Corp	39,650	1,563

Food — Miscellaneous/Diversified (1.43%)
ConAgra Foods Inc	51,350	1,210
HJ Heinz Co	41,350	1,946
McCormick & Co Inc/MD	30,200	1,141

		4,297

Footwear & Related Apparel (0.24%)
Deckers Outdoor Corp (a)	5,150	711

Gas — Distribution (0.42%)
Sempra Energy	22,500	1,275

Hospital Beds & Equipment (0.25%)
Kinetic Concepts Inc (a)	19,300	765

Hotels & Motels (1.28%)
Choice Hotels International Inc	62,650	2,161
Starwood Hotels & Resorts Worldwide Inc	32,200	1,681

		3,842

Human Resources (0.26%)
Hewitt Associates Inc (a)	18,850	773

Independent Power Producer (1.01%)
Mirant Corp (a)(b)	73,600	3,026

Industrial Automation & Robots (0.53%)
Rockwell Automation Inc/DE	29,500	1,600

Industrial Gases (0.73%)
Airgas Inc	45,600	2,195

Instruments — Controls (0.73%)
Mettler Toledo International Inc (a)	23,000	2,191
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Instruments — Scientific (0.45%)
Applera Corp — Applied Biosystems Group	42,100	$1,343

Internet Infrastructure Equipment (0.25%)
Avocent Corp (a)	38,800	757

Internet Infrastructure Software (0.56%)
Akamai Technologies Inc (a)(b)	46,850	1,676

Internet Security (0.64%)
McAfee Inc (a)	58,050	1,930

Machinery — Construction & Mining (0.95%)
Joy Global Inc	28,200	2,094
Terex Corp (a)	10,850	756

		2,850

Machinery — General Industry (0.52%)
Manitowoc Co Inc/The	18,750	709
Robbing & Myers Inc	21,100	841

		1,550

Machinery — Pumps (0.38%)
Flowserve Corp	9,150	1,135

Medical — Biomedical/Gene (0.56%)
Invitrogen Corp (a)	18,000	1,684

Medical — Drugs (1.79%)
Endo Pharmaceuticals Holdings Inc (a)	63,000	1,564
Forest Laboratories Inc (a)	67,700	2,350
King Pharmaceuticals Inc (a)	113,000	1,061
OSI Pharmaceuticals Inc (a)(b)	11,500	399

		5,374

Medical — HMO (2.79%)
Centene Corp (a)	37,450	688
Cigna Corp	48,150	2,057
Coventry Health Care Inc (a)	43,800	1,959
Health Net Inc (a)	39,750	1,164
Humana Inc (a)	52,550	2,511

		8,379

Medical — Outpatient & Home Medical Care (0.14%)
Lincare Holdings Inc (a)	17,050	415

Medical — Wholesale Drug Distribution (0.41%)
AmerisourceBergen Corp	30,400	1,233

Medical Instruments (2.10%)
Edwards Lifesciences Corp (a)	33,200	1,840
Intuitive Surgical Inc (a)	4,950	1,432
St Jude Medical Inc (a)	69,750	3,053

		6,325

Medical Laboratory & Testing Service (0.64%)
Laboratory Corp of America Holdings (a)	25,550	1,932

Medical Products (0.61%)
Henry Schein Inc (a)	33,150	1,835

Metal — Iron (0.33%)
Cleveland-Cliffs Inc	6,200	994

Metal Processors & Fabrication (0.86%)
Precision Castparts Corp	22,100	2,598

Office Automation & Equipment (0.32%)
Xerox Corp	68,200	953

Oil & Gas Drilling (2.54%)
ENSCO International Inc	50,850	3,241
Noble Corp (b)	78,400	4,412

		7,653

Oil Company — Exploration & Production (3.79%)
Chesapeake Energy Corp	40,000	2,068
Cimarex Energy Co	42,350	2,638
Denbury Resources Inc (a)	50,150	1,533
Noble Energy Inc	31,650	2,753
Unit Corp (a)	37,850	2,404

		11,396

Oil Field Machinery & Equipment (2.07%)
FMC Technologies Inc (a)	20,250	1,361
National Oilwell Varco Inc (a)	70,900	4,853

		6,214

Oil Refining & Marketing (0.98%)
Frontier Oil Corp	22,900	569
Holly Corp	23,400	971
Sunoco Inc	11,550	536
Tesoro Corp	35,250	886

		2,962

Publicly Traded Investment Fund (0.58%)
iShares Russell Midcap Growth Index Fund	16,100	1,747

Quarrying (0.27%)
Compass Minerals International Inc	12,700	800

Racetracks (0.40%)
International Speedway Corp	28,450	1,207

Reinsurance (0.31%)
Endurance Specialty Holdings Ltd	25,500	947

REITS — Healthcare (0.64%)
Ventas Inc	39,600	1,923
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Regional Malls (0.33%)
Taubman Centers Inc	17,350	$983

REITS — Warehouse & Industrial (1.17%)
Prologis	56,150	3,516

Rental — Auto & Equipment (1.07%)
Aaron Rents Inc	35,900	894
Rent-A-Center Inc/TX (a)	107,950	2,324

		3,218

Retail — Apparel & Shoe (2.64%)
American Eagle Outfitters Inc	63,925	1,174
Buckle Inc/The	35,900	1,744
Coach Inc (a)	102,950	3,662
Gymboree Corp (a)	12,900	558
Urban Outfitters Inc (a)	23,500	805

		7,943

Retail — Auto Parts (0.78%)
Autozone Inc (a)	19,500	2,355

Retail — Computer Equipment (0.61%)
GameStop Corp (a)	33,350	1,836

Retail — Discount (1.17%)
Dollar Tree Inc (a)	26,650	842
TJX Cos Inc	83,550	2,692

		3,534

Retail — Restaurants (2.08%)
CEC Entertainment Inc (a)	57,800	2,150
Yum! Brands Inc	100,850	4,103

		6,253

Savings & Loans — Thrifts (0.47%)
Hudson City Bancorp Inc	73,200	1,400

Semiconductor Component — Integrated Circuits (2.15%)
Analog Devices Inc	46,900	1,511
Emulex Corp (a)	44,850	587
Integrated Device Technology Inc (a)	117,750	1,259
Linear Technology Corp	88,850	3,106

		6,463

Semiconductor Equipment (1.03%)
Lam Research Corp (a)	58,500	2,389
Novellus Systems Inc (a)	32,250	705

		3,094

Steel — Producers (2.06%)
AK Steel Holding Corp	46,000	2,888
Nucor Corp	17,250	1,302
Steel Dynamics Inc	57,200	1,994

		6,184

Telecommunication Equipment (0.27%)
Tellabs Inc (a)	156,900	810

Telecommunication Services (0.30%)
Virgin Media Inc (b)	71,000	916

Telephone — Integrated (0.63%)
Windstream Corp	160,600	1,885

Therapeutics (0.80%)
Warner Chilcott Ltd (a)	139,450	2,400

Tobacco (0.31%)
Reynolds American Inc	17,450	940

Toys (1.47%)
Hasbro Inc	40,400	1,437
Marvel Entertainment Inc (a)(b)	103,700	2,975

		4,412

Transport — Marine (1.48%)
Kirby Corp (a)	43,000	2,358
Tidewater Inc	32,300	2,107

		4,465

Transport — Rail (0.83%)
CSX Corp	39,800	2,505

Transport- Services (0.56%)
Ryder System Inc	24,750	1,695

Vitamins & Nutrition Products (0.45%)
Herbalife Ltd	31,000	1,357

Wireless Equipment (0.73%)
American Tower Corp (a)	50,600	2,197

TOTAL COMMON STOCKS		$299,444

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (3.06%)

Finance — Investment Banker & Broker (3.06%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $9,292,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$9,193	$9,192

TOTAL REPURCHASE AGREEMENTS		$9,192

Total Investments		$308,636
Liabilities in Excess of Other Assets, Net — (2.62)%		(7,873)

TOTAL NET ASSETS — 100.00%		$300,763

See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund I
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$32,114
Unrealized Depreciation	(15,580)

Net Unrealized Appreciation (Depreciation)	16,534
Cost for federal income tax purposes	292,102
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	21.79%
Industrial	19.68%
Technology	12.98%
Consumer, Cyclical	12.81%
Energy	10.68%
Financial	9.49%
Communications	6.20%
Basic Materials	5.21%
Utilities	3.20%
Funds	0.58%
Liabilities in Excess of Other Assets, Net	(2.62%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (98.90%)
Aerospace & Defense Equipment (1.02%)
Alliant Techsystems Inc (a)	37,900	$4,160

Agricultural Chemicals (0.99%)
Mosaic Co/The (a)	32,700	4,006

Airlines (0.25%)
Delta Air Lines Inc (a)	120,600	1,026

Appliances (0.09%)
Whirlpool Corp	4,800	349

Applications Software (0.51%)
Progress Software Corp (a)	68,700	2,077

Audio & Video Products (0.31%)
Harman International Industries Inc	31,200	1,275

Auto — Medium & Heavy Duty Trucks (0.99%)
Oshkosh Corp	98,900	4,015

Auto/Truck Parts & Equipment — Original (0.92%)
Autoliv Inc	29,300	1,794
Lear Corp (a)	17,400	497
WABCO Holdings Inc	30,125	1,439

		3,730

Beverages — Non-Alcoholic (0.60%)
Hansen Natural Corp (a)(b)	25,700	910
Pepsi Bottling Group Inc	45,600	1,537

		2,447

Building — Heavy Construction (0.17%)
Granite Construction Inc	13,100	450
Perini Corp (a)	6,500	235

		685

Building Products — Air & Heating (0.57%)
Lennox International Inc	69,700	2,310

Cable TV (0.46%)
DISH Network Corp (a)	63,200	1,886

Casino Hotels (0.18%)
Ameristar Casinos Inc	5,000	86
Boyd Gaming Corp	34,300	643

		729

Casino Services (0.56%)
International Game Technology	65,100	2,262

Cellular Telecommunications (0.09%)
US Cellular Corp (a)	7,000	386

Coal (0.70%)
Peabody Energy Corp	46,600	2,849

Coatings & Paint (0.04%)
Valspar Corp	7,800	171

Commercial Services (0.57%)
Quanta Services Inc (a)(b)	86,600	2,298

Commercial Services — Finance (0.66%)
Global Payments Inc	42,900	1,899
Total System Services Inc	33,600	799

		2,698

Computer Aided Design (0.68%)
Autodesk Inc (a)	72,800	2,766

Computer Services (1.37%)
Affiliated Computer Services Inc (a)	32,300	1,711
CACI International Inc (a)	13,600	682
Electronic Data Systems Corp	113,500	2,107
IHS Inc (a)	9,000	594
SRA International Inc (a)	17,600	462

		5,556

Computers — Integrated Systems (0.58%)
Micros Systems Inc (a)	66,100	2,357

Computers — Memory Devices (0.85%)
Seagate Technology	91,400	1,725
Western Digital Corp (a)	60,000	1,739

		3,464

Computers — Peripheral Equipment (0.35%)
Lexmark International Inc (a)	45,800	1,438

Containers — Metal & Glass (0.90%)
Crown Holdings Inc (a)	109,800	2,947
Silgan Holdings Inc	12,900	687

		3,634

Containers — Paper & Plastic (0.39%)
Packaging Corp of America	72,000	1,583

Cosmetics & Toiletries (1.80%)
Avon Products Inc	59,200	2,310
Chattem Inc (a)(b)	40,500	2,830
Estee Lauder Cos Inc/The	47,100	2,148

		7,288

Data Processing & Management (0.88%)
Acxiom Corp	42,355	501
Broadridge Financial Solutions Inc	82,000	1,527
SEI Investments Co	67,100	1,561

		3,589

See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Diagnostic Equipment (0.51%)
Gen-Probe Inc (a)	37,000	$2,085

Diagnostic Kits (0.35%)
Idexx Laboratories Inc (a)	26,800	1,426

Disposable Medical Products (0.47%)
CR Bard Inc	20,200	1,902

Distribution & Wholesale (1.05%)
LKQ Corp (a)	140,000	3,046
WESCO International Inc (a)	32,700	1,217

		4,263

Diversified Manufacturing Operations (2.00%)
Actuant Corp	75,000	2,541
Eaton Corp	19,900	1,748
Harsco Corp	35,800	2,124
ITT Corp	26,800	1,715

		8,128

Drug Delivery Systems (0.57%)
Hospira Inc (a)	56,100	2,309

Electric — Integrated (1.42%)
Allegheny Energy Inc	40,500	2,179
Constellation Energy Group Inc	29,700	2,514
DPL Inc	38,400	1,069

		5,762

Electric Products — Miscellaneous (0.50%)
Molex Inc	71,900	2,041

Electronic Components — Miscellaneous (0.81%)
Benchmark Electronics Inc (a)	10,800	192
Jabil Circuit Inc	160,600	1,747
Plexus Corp (a)	11,000	265
Sanmina-SCI Corp (a)	487,500	756
Vishay Intertechnology Inc (a)	36,600	346

		3,306

Electronic Components — Semiconductors (3.06%)
Broadcom Corp (a)	119,600	3,105
Intersil Corp	56,900	1,520
MEMC Electronic Materials Inc (a)	50,100	3,155
Nvidia Corp (a)	67,300	1,383
Silicon Laboratories Inc (a)	50,500	1,705
Skyworks Solutions Inc (a)	177,300	1,541

		12,409

Electronic Connectors (1.08%)
Amphenol Corp	94,600	4,369

Electronic Measurement Instruments (0.02%)
Agilent Technologies Inc (a)	3,200	97

Electronic Parts Distribution (0.86%)
Avnet Inc (a)	133,500	3,496

Electronics — Military (1.03%)
L-3 Communications Holdings Inc	37,500	4,179

Engineering — Research & Development Services (4.61%)
Aecom Technology Corp (a)	10,400	286
Fluor Corp	54,500	8,331
Foster Wheeler Ltd (a)	27,000	1,720
Jacobs Engineering Group Inc (a)	30,500	2,633
McDermott International Inc (a)	51,200	2,743
Shaw Group Inc/The (a)	24,200	1,196
URS Corp (a)	45,000	1,815

		18,724

Engines — Internal Combustion (0.75%)
Cummins Inc	48,600	3,045

Enterprise Software & Services (0.04%)
Novell Inc (a)	26,100	164

Fiduciary Banks (0.51%)
Northern Trust Corp	28,100	2,083

Filtration & Separation Products (0.24%)
Donaldson Co Inc	22,400	975

Finance — Investment Banker & Broker (0.42%)
Investment Technology Group Inc (a)	35,000	1,689

Finance — Other Services (1.86%)
GFI Group Inc	65,200	766
IntercontinentalExchange Inc (a)	36,800	5,709
Nasdaq OMX Group, Inc (a)	29,100	1,061

		7,536

Footwear & Related Apparel (0.04%)
Wolverine World Wide Inc	5,000	144

Human Resources (1.29%)
Hewitt Associates Inc (a)	42,900	1,759
Manpower Inc	33,800	2,269
Robert Half International Inc	51,500	1,220

		5,248

Independent Power Producer (0.61%)
NRG Energy Inc (a)	56,300	2,474

Industrial Audio & Video Products (0.27%)
Dolby Laboratories Inc (a)	27,500	1,104
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Industrial Automation & Robots (0.38%)
Rockwell Automation Inc/DE	28,500	$1,546

Industrial Gases (0.46%)
Airgas Inc	38,800	1,867

Instruments — Controls (0.43%)
Mettler Toledo International Inc (a)	18,300	1,743

Instruments — Scientific (1.61%)
Thermo Fisher Scientific Inc (a)	88,800	5,139
Waters Corp (a)	22,900	1,407

		6,546

Insurance Brokers (0.59%)
Arthur J Gallagher & Co	60,900	1,496
Brown & Brown Inc	47,600	914

		2,410

Internet Infrastructure Software (0.48%)
Akamai Technologies Inc (a)	54,900	1,964

Investment Management & Advisory Services (1.75%)
Affiliated Managers Group Inc (a)(b)	33,600	3,338
Ameriprise Financial Inc	45,800	2,175
Federated Investors Inc	47,700	1,597

		7,110

Machinery — Construction & Mining (2.57%)
Joy Global Inc	55,100	4,091
Terex Corp (a)	90,800	6,327

		10,418

Machinery — General Industry (0.91%)
Roper Industries Inc	59,300	3,684

Machinery — Pumps (0.81%)
Flowserve Corp	21,400	2,656
Graco lnc	15,200	629

		3,285

Machinery Tools & Related Products (0.19%)
Kennametal Inc	22,100	768

Medical — Biomedical/Gene (0.49%)
Millipore Corp (a)	28,100	1,970

Medical — Drugs (0.93%)
Cephalon Inc (a)	42,600	2,659
Endo Pharmaceuticals Holdings Inc (a)	44,800	1,112

		3,771

Medical — Generic Drugs (0.27%)
Watson Pharmaceuticals Inc (a)	35,600	1,105

Medical — HMO (2.07%)
Cigna Corp	41,600	1,777
Coventry Health Care Inc (a)	12,300	550
Health Net Inc (a)	65,500	1,918
Humana Inc (a)	50,200	2,399
WellCare Health Plans Inc (a)	40,200	1,760

		8,404

Medical — Hospitals (0.18%)
Universal Health Services Inc	11,500	720

Medical Instruments (1.11%)
Beckman Coulter Inc	27,200	1,858
St Jude Medical Inc (a)	60,600	2,653

		4,511

Medical Laboratory & Testing Service (0.63%)
Icon Plc ADR (a)	35,800	2,578

Medical Products (2.29%)
Becton Dickinson & Co	40,900	3,657
Henry Schein Inc (a)	65,700	3,638
Varian Medical Systems Inc (a)	42,500	1,992

		9,287

Metal Processors & Fabrication (1.05%)
Precision Castparts Corp	36,100	4,244

Multi-Line Insurance (1.02%)	49,400	1,324
CNA Financial Corp
HCC Insurance Holdings Inc	38,500	950
XL Capital Ltd	53,700	1,874

		4,148

Multimedia (0.58%)
Factset Research Systems Inc (b)	39,300	2,359

Networking Products (0.51%)
Anixter International Inc (a)	36,600	2,085

Oil — Field Services (1.97%)
BJ Services Co	61,700	1,744
Helix Energy Solutions Group Inc (a)	21,400	739
Superior Energy Services (a)	34,600	1,536
Weatherford International Ltd (a)	49,100	3,961

		7,980

Oil & Gas Drilling (1.67%)
Atwood Oceanics Inc (a)	48,500	4,883
Diamond Offshore Drilling Inc	15,100	1,894

		6,777

Oil Company — Exploration & Production (1.57%)
Continental Resources Inc/OK (a)	12,900	555
Denbury Resources Inc (a)	50,200	1,534
See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
Newfield Exploration Co (a)	59,100	$3,591
Unit Corp (a)	11,200	711

		6,391

Oil Field Machinery & Equipment (3.69%)
Cameron International Corp (a)	77,800	3,830
Dresser-Rand Group Inc (a)	36,300	1,327
FMC Technologies Inc (a)	78,300	5,262
National Oilwell Varco Inc (a)	66,400	4,545

		14,964

Oil Refining & Marketing (1.89%)
Frontier Oil Corp	26,900	668
Holly Corp	77,300	3,206
Sunoco Inc	33,800	1,569
Tesoro Corp	88,500	2,225

		7,668

Pharmacy Services (1.68%)
Express Scripts Inc (a)	44,400	3,109
HealthExtras Inc (a)	4,900	138
Medco Health Solutions Inc (a)	59,000	2,923
Omnicare Inc	31,300	637

		6,807

Publicly Traded Investment Fund (0.34%)
KBW Regional Banking ETF (b)	39,300	1,368

Publishing — Books (0.04%)
John Wiley & Sons Inc	3,100	143

Reinsurance (0.44%)
PartnerRe Ltd	20,000	1,480
Transatlantic Holdings Inc	5,000	324

		1,804

REITS — Diversified (0.49%)
Duke Realty Corp	74,100	1,810
PS Business Parks Inc	2,800	160

		1,970

REITS — Regional Malls (0.42%)
Macerich Co/The	23,100	1,689

REITS — Storage (0.38%)
Public Storage	17,000	1,542

REITS — Warehouse & Industrial (0.10%)
EastGroup Properties Inc	3,970	190
Prologis	3,600	225

		415

Research & Development (0.88%)
Pharmaceutical Product Development Inc	86,100	3,566

Retail — Apparel & Shoe (2.92%)
American Eagle Outfitters Inc	111,300	2,045
AnnTaylor Stores Corp (a)	45,300	1,146
Coach Inc (a)	106,100	3,774
Columbia Sportswear Co	20,300	852
Guess ? Inc	58,700	2,247
Gymboree Corp (a)	3,900	168
Hanesbrands Inc (a)	45,900	1,607

		11,839

Retail — Auto Parts (0.44%)
Advance Auto Parts Inc	51,500	1,786

Retail — Catalog Shopping (0.51%)
MSC Industrial Direct Co	42,500	2,072

Retail — Computer Equipment (0.99%)
GameStop Corp (a)	73,400	4,040

Retail — Discount (1.24%)
Dollar Tree Inc (a)	50,800	1,605
Family Dollar Stores Inc	60,400	1,293
TJX Cos Inc	66,300	2,136

		5,034

Retail — Office Supplies (0.37%)
Office Depot Inc (a)	119,200	1,512

Retail — Restaurants (0.60%)
Darden Restaurants Inc	11,800	420
Wendy’s International Inc	300	9
Yum! Brands Inc	49,000	1,993

		2,422

Retail — Sporting Goods (0.58%)
Dick’s Sporting Goods Inc (a)	82,500	2,360

Schools (0.67%)
Apollo Group Inc (a)	29,200	1,486
Capella Education Co (a)(b)	18,900	1,219

		2,705

Semiconductor Component — Integrated Circuits (0.47%)
Analog Devices Inc	48,900	1,575
Emulex Corp (a)	25,800	338

		1,913

Semiconductor Equipment (0.92%)
Lam Research Corp (a)	36,300	1,483
Varian Semiconductor Equipment Associates Inc (a)	61,900	2,267

		3,750

See accompanying notes

Schedule of Investments
Partners MidCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Soap & Cleaning Products (0.47%)
Church & Dwight Co Inc	33,300	$1,892

Steel — Producers (1.60%)
AK Steel Holding Corp	25,000	1,570
Carpenter Technology Corp	37,100	1,902
Reliance Steel & Aluminum Co	6,400	389
Steel Dynamics Inc	75,600	2,635

		6,496

Steel — Specialty (0.55%)
Allegheny Technologies Inc	32,600	2,244

Telecommunication Equipment (0.95%)
CommScope Inc (a)	18,900	899
Harris Corp	54,600	2,950

		3,849

Telecommunication Services (0.49%)
NTELOS Holdings Corp	76,300	1,975

Therapeutics (0.15%)
United Therapeutics Corp (a)(b)	7,200	608

Transport — Marine (0.50%)
Kirby Corp (a)	36,900	2,024

Transport — Services (0.88%)
CH Robinson Worldwide Inc	36,100	2,263
UTi Worldwide Inc	59,800	1,314

		3,577

Transport — Truck (0.58%)
Forward Air Corp	12,700	433
Landstar System Inc	36,800	1,912

		2,345

Web Hosting & Design (0.72%)
Equinix Inc (a)(b)	32,500	2,939

Wire & Cable Products (1.23%)
General Cable Corp (a)	74,800	5,012

Wireless Equipment (1.33%)
American Tower Corp (a)	53,800	2,336
SBA Communications Corp (a)	95,300	3,082

		5,418

X-Ray Equipment (1.02%)
Hologic Inc (a)	141,600	4,133

TOTAL COMMON STOCKS		$401,544

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (2.96%)

Finance — Investment Banker & Broker (2.96%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $12,125,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$11,995	$11,994

TOTAL REPURCHASE AGREEMENTS		$11,994

Total Investments		$413,538

Liabilities in Excess of Other Assets, Net — (1.86)%		(7,536)

TOTAL NET ASSETS — 100.00%		$406,002

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$23,441
Unrealized Depreciation	(35,798)

Net Unrealized Appreciation (Depreciation)	(12,357)
Cost for federal income tax purposes	425,895
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Industrial	26.36%
Consumer, Non-cyclical	19.65%
Consumer, Cyclical	12.03%
Energy	11.49%
Financial	10.93%
Technology	9.72%
Communications	5.67%
Basic Materials	3.64%
Utilities	2.03%
Exchange Traded Funds	0.34%
Liabilities in Excess of Other Assets, Net	(1.86%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.87%)
Aerospace & Defense (0.16%)
Empresa Brasileira de Aeronautica SA ADR	4,678	$195
Spirit Aerosystems Holdings Inc (a)	24,200	706

		901

Agricultural Chemicals (0.72%)
Mosaic Co/The (a)	33,000	4,043

Airlines (0.61%)
Northwest Airlines Corp (a)	300,800	2,906
Skywest Inc	28,500	542

		3,448

Appliances (0.25%)
Whirlpool Corp	19,505	1,420

Auto/Truck Parts & Equipment — Original (1.68%)
Autoliv Inc	71,678	4,389
TRW Automotive Holdings Corp (a)	133,200	3,405
WABCO Holdings Inc	35,200	1,681

		9,475

Beverages — Non-Alcoholic (0.73%)
Pepsi Bottling Group Inc	122,900	4,143

Beverages — Wine & Spirits (0.34%)
Constellation Brands Inc (a)	106,031	1,947

Building — Heavy Construction (0.62%)
Chicago Bridge & Iron Co NV	52,596	2,095
Granite Construction Inc	40,400	1,386

		3,481

Building — Residential & Commercial (0.52%)
NVR Inc (a)	4,751	2,915

Building & Construction Products — Miscellaneous (0.13%)
Owens Corning Inc (a)	33,900	716

Chemicals — Diversified (1.23%)
Celanese Corp	86,600	3,875
PPG Industries Inc	50,200	3,081

		6,956

Chemicals — Specialty (1.80%)
Ashland Inc	84,200	4,464
Eastman Chemical Co	51,800	3,808
Lubrizol Corp	32,600	1,901

		10,173

Commercial Banks (2.85%)
BOK Financial Corp	11,000	628
City National Corp/CA	55,700	2,702
Colonial BancGroup Inc/The (b)	128,400	1,045
M&T Bank Corp	10,700	997
Marshall & Ilsley Corp	21,900	547
UnionBanCal Corp	59,200	3,109
United Bankshares Inc	46,600	1,356
Webster Financial Corp	121,600	3,168
Zions Bancorporation (b)	54,500	2,526

		16,078

Commercial Services (0.93%)
Convergys Corp (a)	186,400	2,930
PHH Corp (a)	117,000	2,297

		5,227

Computer Services (2.54%)
Affiliated Computer Services Inc (a)	44,300	2,347
Computer Sciences Corp (a)	112,600	4,908
Electronic Data Systems Corp	240,900	4,471
Unisys Corp (a)	625,456	2,602

		14,328

Computers — Integrated Systems (0.35%)
Teradata Corp (a)	91,700	1,952

Computers — Memory Devices (0.94%)
Western Digital Corp (a)	183,800	5,328

Containers — Metal & Glass (0.39%)
Owens-Illinois Inc (a)	40,000	2,206

Containers — Paper & Plastic (0.40%)
Sonoco Products Co	68,800	2,267

Distribution & Wholesale (0.28%)
Ingram Micro Inc (a)	93,600	1,592

Diversified Manufacturing Operations (1.75%)
Eaton Corp	88,645	7,786
Teleflex Inc	37,500	2,066

		9,852

Diversified Minerals (0.32%)
Teck Cominco Ltd	41,300	1,804

Electric — Integrated (9.70%)
Alliant Energy Corp	42,100	1,586
American Electric Power Co Inc	175,200	7,819
Consolidated Edison Inc	106,300	4,422
Constellation Energy Group Inc	41,000	3,471
DPL Inc	61,596	1,714
Edison International	125,612	6,553
Entergy Corp	12,600	1,447
FirstEnergy Corp	34,900	2,640
MDU Resources Group Inc	172,600	4,983
Northeast Utilities	144,100	3,793
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electric — Integrated (continued)
PG&E Corp	86,900	$3,476
Pinnacle West Capital Corp	109,700	3,723
Portland General Electric Co	109,500	2,628
PPL Corp	42,400	2,036
Xcel Energy Inc	211,100	4,391

		54,682

Electric Products — Miscellaneous (0.36%)
Molex Inc	71,700	2,035

Electronic Components — Miscellaneous (1.25%)
Jabil Circuit Inc	355,547	3,868
Sanmina-SCI Corp (a)	1,186,153	1,839
Vishay Intertechnology Inc (a)	143,100	1,352

		7,059

Electronic Components — Semiconductors (0.26%)
International Rectifier Corp (a)	64,159	1,460

Electronic Design Automation (0.21%)
Cadence Design Systems Inc (a)	104,800	1,166

Electronic Parts Distribution (0.25%)
Avnet Inc (a)	54,400	1,425

Electronics — Military (0.10%)
L-3 Communications Holdings Inc	5,300	591

Engineering — Research & Development Services (2.17%)
EMCOR Group Inc (a)	114,000	2,857
KBR Inc	135,900	3,919
McDermott International Inc (a)	23,400	1,254
URS Corp (a)	103,800	4,187

		12,217

Fiduciary Banks (0.90%)
Northern Trust Corp	68,600	5,084

Finance — Investment Banker & Broker (0.82%)
Jefferies Group Inc	125,700	2,363
Morgan Stanley	46,600	2,265

		4,628

Food — Meat Products (0.95%)
Hormel Foods Corp	95,700	3,772
Smithfield Foods Inc (a)	55,100	1,580

		5,352

Food — Miscellaneous/Diversified (0.39%)
ConAgra Foods Inc	92,500	2,179

Food — Retail (2.23%)
Safeway Inc	227,900	7,202
SUPERVALU Inc	162,600	5,382

		12,584

Footwear & Related Apparel (0.16%)
Wolverine World Wide Inc	31,648	910

Gas — Distribution (2.16%)
Atmos Energy Corp	136,901	3,790
Energen Corp	46,802	3,194
NiSource Inc	34,200	612
Sempra Energy	51,900	2,941
Southwest Gas Corp	56,300	1,625

		12,162

Independent Power Producer (0.91%)
Dynegy Inc (a)	208,400	1,796
Mirant Corp (a)	26,212	1,078
NRG Energy Inc (a)	51,286	2,254

		5,128

Insurance Brokers (0.21%)
Arthur J Gallagher & Co	49,300	1,211

Internet Security (0.07%)
Check Point Software Technologies Ltd (a)	16,218	383

Investment Management & Advisory Services (1.39%)
Invesco Ltd	26,900	690
Legg Mason Inc	63,726	3,841
Waddell & Reed Financial Inc	97,600	3,305

		7,836

Leisure & Recreation Products (0.50%)
Brunswick Corp/DE	168,500	2,811

Life & Health Insurance (1.09%)
Phoenix Cos Inc/The	30,400	395
Protective Life Corp	53,600	2,285
Reinsurance Group of America Inc	12,500	650
StanCorp Financial Group Inc	55,100	2,823

		6,153

Machinery — Construction & Mining (0.60%)
Terex Corp (a)	48,906	3,408

Machinery — General Industry (0.73%)
Gardner Denver Inc (a)	88,300	4,101

Machinery — Pumps (0.65%)
Flowserve Corp	29,600	3,673

Medical — Drugs (0.99%)
Endo Pharmaceuticals Holdings Inc (a)	47,200	1,172
King Pharmaceuticals Inc (a)	411,300	3,862
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
Shire PLC ADR	9,720	$534

		5,568

Medical — HMO (0.84%)
Aetna Inc	28,005	1,221
AMERIGROUP Corp (a)	52,400	1,362
Cigna Corp	34,100	1,456
Coventry Health Care Inc (a)	16,181	724

		4,763

Medical — Hospitals (0.72%)
Universal Health Services Inc	64,400	4,034

Medical Products (0.09%)
Covidien Ltd	10,700	500

Metal — Diversified (0.60%)
Freeport-McMoRan Copper & Gold Inc	29,900	3,401

Metal — Iron (0.40%)
Cleveland-Cliffs Inc	14,100	2,262

Metal Processors & Fabrication (1.54%)
Commercial Metals Co	130,300	4,057
Timken Co	128,600	4,649

		8,706

Motorcycle/Motor Scooter (0.29%)
Harley-Davidson Inc	42,264	1,617

Multi-Line Insurance (4.27%)
American Financial Group Inc/OH	132,100	3,622
Assurant Inc	45,200	2,938
Cincinnati Financial Corp	132,600	4,760
CNA Financial Corp	128,700	3,451
Hanover Insurance Group Inc/The	80,000	3,591
HCC Insurance Holdings Inc	27,400	676
XL Capital Ltd	144,800	5,052

		24,090

Multimedia (0.39%)
McGraw-Hill Cos Inc/The	53,600	2,197

Networking Products (0.35%)
Anixter International Inc (a)	34,700	1,977

Office Furnishings — Original (0.21%)
Steelcase Inc	106,200	1,177

Oil — Field Services (0.29%)
Oceaneering International Inc (a)	24,500	1,636

Oil & Gas Drilling (0.54%)
Noble Corp	35,400	1,992
Patterson-UTI Energy Inc	37,900	1,059

		3,051

Oil Company — Exploration & Production (3.00%)
Canadian Natural Resources Ltd	18,217	1,549
Denbury Resources Inc (a)	52,914	1,617
Forest Oil Corp (a)	24,900	1,467
Southwestern Energy Co (a)	35,374	1,497
Talisman Energy Inc	63,580	1,296
Unit Corp (a)	43,700	2,775
W&T Offshore Inc	95,700	3,914
Whiting Petroleum Corp (a)	26,700	2,043
XTO Energy Inc	12,573	778

		16,936

Oil Company — Integrated (3.40%)
Hess Corp	106,300	11,289
Murphy Oil Corp	87,000	7,860

		19,149

Oil Field Machinery & Equipment (0.44%)
National Oilwell Varco Inc (a)	36,400	2,492

Oil Refining & Marketing (0.21%)
Sunoco Inc	25,226	1,171

Paper & Related Products (1.25%)
Domtar Corp (a)	496,100	2,962
Rayonier Inc	97,100	4,081

		7,043

Pipelines (1.74%)
Oneok Inc	95,200	4,581
Spectra Energy Corp	211,300	5,219

		9,800

Printing — Commercial (0.51%)
RR Donnelley & Sons Co	94,200	2,886

Property & Casualty Insurance (2.07%)
Arch Capital Group Ltd (a)	60,824	4,297
Markel Corp (a)	1,200	521
OneBeacon Insurance Group Ltd	36,775	723
WR Berkley Corp	239,500	6,153

		11,694

Publishing — Books (0.25%)
Scholastic Corp (a)	50,000	1,407

Publishing — Newspapers (0.28%)
Washington Post Co/The	2,400	1,573

Racetracks (0.38%)
International Speedway Corp	43,450	1,843
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Racetracks (continued)
Speedway Motorsports Inc	12,500	$326

		2,169

Regional Banks (1.30%)
Huntington Bancshares Inc/OH	198,802	1,867
Keycorp	225,700	5,446

		7,313

Reinsurance (3.14%)
Allied World Assurance Co Holdings Ltd	37,500	1,546
Axis Capital Holdings Ltd	129,300	4,385
Everest Re Group Ltd	51,400	4,644
Odyssey Re Holdings Corp	57,700	2,064
RenaissanceRe Holdings Ltd	78,000	4,012
Transatlantic Holdings Inc	16,000	1,038

		17,689

REITS — Apartments (0.86%)
Apartment Investment & Management Co	108,466	4,011
Equity Residential	19,700	818

		4,829

REITS — Diversified (3.02%)
Colonial Properties Trust	97,300	2,358
Duke Realty Corp	145,700	3,558
Liberty Property Trust	99,317	3,479
Vornado Realty Trust	82,200	7,652

		17,047

REITS — Healthcare (0.20%)
Ventas Inc	22,900	1,112

REITS — Hotels (0.91%)
Hospitality Properties Trust	117,300	3,769
Strategic Hotels & Resorts Inc	19,400	279
Sunstone Hotel Investors Inc	56,800	1,061

		5,109

REITS — Mortgage (0.44%)
Annaly Capital Management Inc	147,000	2,464

REITS — Office Property (2.50%)
Boston Properties Inc	45,700	4,592
Douglas Emmett Inc	148,900	3,538
HRPT Properties Trust	161,700	1,120
Mack-Cali Realty Corp	124,800	4,870

		14,120

REITS — Regional Malls (0.27%)
CBL & Associates Properties Inc	61,800	1,513

REITS — Shopping Centers (0.36%)
Developers Diversified Realty Corp	46,675	2,005

REITS — Warehouse & Industrial (1.42%)
AMB Property Corp	16,900	976
EastGroup Properties Inc	44,073	2,103
Prologis	78,300	4,902

		7,981

Rental — Auto & Equipment (0.63%)
United Rentals Inc (a)	189,800	3,576

Retail — Apparel & Shoe (0.43%)
Abercrombie & Fitch Co	4,300	319
Columbia Sportswear Co (b)	40,100	1,683
Foot Locker Inc	35,338	447

		2,449

Retail — Automobile (0.85%)
AutoNation Inc (a)	254,000	4,066
Penske Auto Group Inc	34,400	720

		4,786

Retail — Discount (0.14%)
TJX Cos Inc	24,182	779

Retail — Major Department Store (0.33%)
JC Penney Co Inc	43,800	1,861

Retail — Pawn Shops (0.50%)
Cash America International Inc	69,100	2,819

Retail — Regional Department Store (0.42%)
Macy’s Inc	93,900	2,375

Retail — Restaurants (0.47%)
Brinker International Inc	47,800	1,085
Darden Restaurants Inc	44,300	1,576

		2,661

Savings & Loans — Thrifts (0.12%)
Sovereign Bancorp Inc	89,700	670

Steel — Producers (1.57%)
Steel Dynamics Inc	159,000	5,541
United States Steel Corp	21,500	3,310

		8,851

Telecommunication Equipment (0.89%)
Arris Group Inc (a)	162,318	1,315
Plantronics Inc	51,300	1,278
Tellabs Inc (a)	472,600	2,438

		5,031

Telecommunication Services (1.21%)
Embarq Corp	118,600	4,930
Virgin Media Inc (b)	145,700	1,880

		6,810

See accompanying notes

Schedule of Investments
Partners MidCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (1.07%)
CenturyTel Inc	117,900	$3,826
Telephone & Data Systems Inc	58,300	2,233

		6,059

Tobacco (0.17%)
Loews Corp — Carolina Group	14,700	965

Toys (0.20%)
Hasbro Inc	31,200	1,109

Transport — Air Freight (0.19%)
Atlas Air Worldwide Holdings Inc (a)	17,692	1,074

Transport — Marine (1.82%)
Overseas Shipholding Group Inc	61,000	4,591
Ship Finance International Ltd (b)	68,203	2,068
Teekay Corp	78,700	3,592

		10,251

Transport — Truck (0.41%)
Forward Air Corp	42,100	1,435
Heartland Express Inc (b)	58,300	902

		2,337

Vitamins & Nutrition Products (0.38%)
NBTY Inc (a)	75,400	2,122

TOTAL COMMON STOCKS		$557,556

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (1.21%)
Finance — Investment Banker & Broker (0.38%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $2,137,000; 0.00% – 7.625%; dated 05/12/08 – 03/14/36) (c)	$2,114	$2,114

Money Center Banks (0.83%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $4,738,000; 0.00% – 5.50%; dated 05/09/08 – 04/18/19) (c)	4 ,684	4,684

TOTAL REPURCHASE AGREEMENTS		$6,798

Total Investments		$564,354
Liabilities in Excess of Other Assets, Net — (0.08)%		(432)

TOTAL NET ASSETS — 100.00%		$563,922

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)

The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,156
Unrealized Depreciation	(50,253)

Net Unrealized Appreciation (Depreciation)	(9,097)
Cost for federal income tax purposes	573,451

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Financial	29.33%
Industrial	13.53%
Utilities	12.76%
Energy	9.62%
Consumer, Cyclical	9.18%
Consumer, Non-cyclical	8.95%
Basic Materials	7.90%
Communications	4.51%
Technology	4.30%
Liabilities in Excess of Other Assets, Net	(0.08%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.05%)
Advertising Services (0.05%)
Getty Images Inc (a)	14,550	$475

Aerospace & Defense (0.72%)
Lockheed Martin Corp	2,700	286
Northrop Grumman Corp	43,577	3,206
Raytheon Co	8,311	532
Rockwell Collins Inc	30,430	1,920
Spirit Aerosystems Holdings Inc (a)	21,273	621

		6,565

Aerospace & Defense Equipment (0.78%)
Alliant Techsystems Inc (a)(b)	56,610	6,214
DRS Technologies Inc	5,077	317
Goodrich Corp	8,723	594

		7,125

Agricultural Chemicals (0.55%)
CF Industries Holdings Inc	23,270	3,111
Mosaic Co/The (a)	16,174	1,982

		5,093

Agricultural Operations (0.12%)
Bunge Ltd	9,914	1,131

Airlines (0.08%)
Delta Air Lines Inc (a)	2,600	22
Northwest Airlines Corp (a)	5,392	52
Southwest Airlines Co	48,605	644
US Airways Group Inc (a)	1,500	13

		731

Apparel Manufacturers (0.08%)
VF Corp	10,200	759

Appliances (0.12%)
Whirlpool Corp (b)	14,600	1,063

Applications Software (0.33%)
Intuit Inc (a)	111,860	3,017

Audio & Video Products (0.03%)
Harman International Industries Inc	7,800	319

Auto — Car & Light Trucks (0.17%)
Ford Motor Co (a)(b)	187,935	1,552

Auto/Truck Parts & Equipment — Original (1.65%)
Autoliv Inc	12,838	786
BorgWarner Inc	110,620	5,437
Johnson Controls Inc	197,870	6,977
Tenneco Inc (a)	66,030	1,689
WABCO Holdings Inc	5,733	274

		15,163

Batteries & Battery Systems (0.17%)
Energizer Holdings Inc (a)	19,180	1,516

Beverages — Non-Alcoholic (0.27%)
Coca-Cola Enterprises Inc	101,460	2,283
Hansen Natural Corp (a)(b)	2,700	96
PepsiAmericas Inc	3,900	100

		2,479

Brewery (0.26%)
Molson Coors Brewing Co	43,736	2,399

Broadcasting Services & Programming (0.02%)
Liberty Media Corp — Capital Series A (a)	10,976	169

Building — Heavy Construction (0.19%)
Chicago Bridge & Iron Co NV	44,180	1,760

Building — Mobile Home & Manufactured Housing (0.03%)
Thor Industries Inc (b)	9,800	297

Building — Residential & Commercial (0.62%)
DR Horton Inc	100	2
Lennar Corp	47,290	871
MDC Holdings Inc	32,970	1,437
NVR Inc (a)	5,520	3,386

		5,696

Building & Construction Products — Miscellaneous (0.08%)
Armstrong World Industries Inc	8,200	292
Owens Corning Inc (a)	21,300	449

		741

Building Products — Air & Heating (0.22%)
Lennox International Inc	60,120	1,992

Cable TV (1.29%)
Cablevision Systems Corp (a)(b)	253,196	5,823
Charter Communications Inc (a)(b)	1,445,840	1,547
DISH Network Corp (a)	148,750	4,439

		11,809

Casino Services (0.05%)
Scientific Games Corp (a)(b)	14,800	417

Chemicals — Diversified (1.66%)
Celanese Corp	151,769	6,792
Dow Chemical Co/The	47,194	1,895
EI Du Pont de Nemours & Co	3,366	165
FMC Corp	44,034	2,764
PPG Industries Inc	7,300	448
Rockwood Holdings Inc (a)	84,670	3,125
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Diversified (continued)
Westlake Chemical Corp (b)	2,900	$48

		15,237

Chemicals — Specialty (1 .20%)
Albemarle Corp	162,700	6,087
Ashland Inc	40,957	2,171
Cabot Corp	4,800	140
Cytec Industries Inc	28,107	1,659
International Flavors & Fragrances Inc	21,000	958

		11,015

Coatings & Paint (0.18%)
RPM International Inc	30,979	691
Valspar Corp	44,200	971

		1,662

Commercial Banks (2.69%)
Bancorpsouth Inc	6,000	144
Bank of Hawaii Corp	6,800	373
BOK Financial Corp	3,164	181
City National Corp/CA	11,000	534
Colonial BancGroup Inc/The (b)	56,600	461
Commerce Bancshares Inc	117,278	5,101
Cullen/Frost Bankers Inc	30,700	1,714
First Horizon National Corp (b)	2,129	23
M&T Bank Corp	45,884	4,278
Popular Inc (b)	13,700	171
Regions Financial Corp	8,954	196
Synovus Financial Corp	231,190	2,737
UnionBanCal Corp	75,712	3,975
Webster Financial Corp	155,670	4,055
Whitney Holding Corp	18,184	426
Zions Bancorporation (b)	7,745	359

		24,728

Commercial Services (0.97%)
ChoicePoint Inc (a)	6,600	319
Convergys Corp (a)	4,500	71
Iron Mountain Inc (a)	311,220	8,549

		8,939

Commercial Services — Finance (0.76%)
H&R Block Inc	317,850	6,951
Total System Services Inc	2,129	51

		7,002

Computer Services (0.17%)
Computer Sciences Corp (a)	28,160	1,228
DST Systems Inc (a)(b)	6,000	359

		1,587

Computers — Integrated Systems (0.24%)
Diebold Inc	14,783	579
NCR Corp (a)	35,034	863
Riverbed Technology Inc (a)(b)	341	5
Teradata Corp (a)	35,234	750

		2,197

Computers — Memory Devices (1.13%)
SanDisk Corp (a)	20,300	550
Seagate Technology	490,980	9,265
Western Digital Corp (a)	20,800	603

		10,418

Computers — Peripheral Equipment (0.12%)
Lexmark International Inc (a)	36,197	1,136

Consumer Products — Miscellaneous (2.19%)
Clorox Co	173,351	9,187
Fortune Brands Inc	153,470	10,378
Jarden Corp (a)	24,071	513

		20,078

Containers — Metal & Glass (0.05%)
Owens-Illinois Inc (a)	8,763	483

Containers — Paper & Plastic (0.12%)
Bemis Co Inc (b)	28,300	744
Pactiv Corp (a)	6	—
Sonoco Products Co	10,500	346

		1,090

Cosmetics & Toiletries (0.16%)
Avon Products Inc	31,896	1,245
Bare Escentuals Inc (a)(b)	9,000	205

		1,450

Cruise Lines (0.06%)
Royal Caribbean Cruises Ltd (b)	16,800	536

Data Processing & Management (0.08%)
Dun & Bradstreet Corp	7,516	634
Fair Isaac Corp	20	—
MoneyGram International Inc	36,900	57

		691

Decision Support Software (0.03%)
MSCI Inc (a)	8,378	260

Distribution & Wholesale (0.03%)
Genuine Parts Co	6,500	276

Diversified Manufacturing Operations (2.50%)
3M Co	7,216	555
Brink’s Co/The	6,439	469
Carlisle Cos Inc	4,550	131
Cooper Industries Ltd	67,526	2,862
Danaher Corp	716	56
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
Eaton Corp	66,374	$5,830
Honeywell International Inc	7,600	452
Ingersoll-Rand Co Ltd	33,235	1,475
ITT Corp	4,300	275
Leggett & Platt Inc	42,483	705
Parker Hannifin Corp	85,120	6,797
Pentair Inc	580	21
SPX Corp	20,092	2,471
Teleflex Inc	11,900	656
Trinity Industries Inc (b)	5,000	152

		22,907

Diversified Operations (0.08%)
Leucadia National Corp	14,505	743

E-Commerce — Services (0.37%)
eBay Inc (a)	13,398	419
Expedia Inc (a)	45,824	1,157
IAC/InterActiveCorp (a)	87,775	1,827

		3,403

Electric — Integrated (12.55%)
Alliant Energy Corp	13,300	501
American Electric Power Co Inc	272,018	12,140
CMS Energy Corp	169,200	2,467
Consolidated Edison Inc	68,250	2,839
Constellation Energy Group Inc	51,344	4,346
DPL Inc	416,158	11,582
Edison International	201,501	10,512
Entergy Corp	142,823	16,405
Exelon Corp	14,200	1,214
FirstEnergy Corp	120,449	9,111
FPL Group Inc	64,957	4,306
Great Plains Energy Inc	76,221	1,954
Hawaiian Electric Industries Inc (b)	16,200	398
Integrys Energy Group Inc	23,133	1,108
NSTAR	698	23
OGE Energy Corp	37,184	1,216
PG&E Corp	204,084	8,163
PPL Corp	332,045	15,945
Progress Energy Inc	35,067	1,472
Public Service Enterprise Group Inc	23,788	1,045
SCANA Corp	37,380	1,474
Wisconsin Energy Corp	115,868	5,499
Xcel Energy Inc	70,100	1,458

		115,178

Electronic Components — Miscellaneous (0.07%)
Jabil Circuit Inc	70	1
Sanmina-SCI Corp (a)	25,500	40
Vishay Intertechnology Inc (a)	64,800	612

		653

Electronic Components — Semiconductors (0.24%)
Advanced Micro Devices Inc (a)(b)	4,897	29
Cree Inc (a)(b)	800	21
International Rectifier Corp (a)	50,800	1,156
Intersil Corp	1,900	51
LSI Corp (a)	15,338	95
MEMC Electronic Materials Inc (a)	1,800	113
Micron Technology Inc (a)(b)	48,895	378
QLogic Corp (a)	11,600	185
Silicon Laboratories Inc (a)	6,000	203

		2,231

Electronic Connectors (2.00%)
Amphenol Corp	397,082	18,337

Electronic Design Automation (0.10%)
Synopsys Inc (a)	37,908	876

Electronic Parts Distribution (0.01%)
Avnet Inc (a)	3,203	84

Energy — Alternate Sources (0.01%)
Sunpower Corp (a)(b)	1,400	122

Engineering — Research & Development Services (0.40%)
Fluor Corp	3,629	555
KBR Inc	106,720	3,078

		3,633

Engines — Internal Combustion (0.10%)
Briggs & Stratton Corp (b)	26	—
Cummins Inc	14,932	936

		936

Entertainment Software (0.68%)

Activision Inc (a)	229,222	6,200

Fiduciary Banks (1.42%)
Bank of New York Mellon Corp/The	57,600	2,507
Northern Trust Corp	122,912	9,109
State Street Corp	9,600	693
Wilmington Trust Corp	22,478	739

		13,048

Finance — Auto Loans (0.02%)
AmeriCredit Corp (a)(b)	14,500	202

Finance — Commercial (0.21%)
CIT Group Inc	176,146	1,918
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Consumer Loans (0.35%)
First Marblehead Corp/The (b)	20,000	$74
SLM Corp (a)	167,020	3,095

		3,169

Finance — Credit Card (0.03%)
Discover Financial Services	16,845	307

Finance — Investment Banker & Broker (0.36%)
E*Trade Financial Corp (a)(b)	151,900	605
Jefferies Group Inc	1,400	26
Lazard Ltd	56,480	2,211
Raymond James Financial Inc	12,800	368
TD Ameritrade Holding Corp (a)	3,921	71

		3,281

Finance — Mortgage Loan/Banker (0.02%)
Countrywide Financial Corp	15,360	89
IndyMac Bancorp Inc (b)	34,000	110

		199

Finance — Other Services (0.18%)
CME Group Inc	800	366
IntercontinentalExchange Inc (a)	3,500	543
NYSE Euronext	11,425	755

		1,664

Financial Guarantee Insurance (0.21%)
MBIA Inc (b)	46,962	488
MGIC Investment Corp (b)	66,195	863
PMI Group Inc/The (b)	61,592	347
Radian Group Inc (b)	38,302	207

		1,905

Food — Canned (0.01%)
Del Monte Foods Co	14,313	129

Food — Confectionery (0.05%)
Hershey Co/The	1,600	60
JM Smucker Co/The	7,400	369

		429

Food — Meat Products (0.10%)
Hormel Foods Corp	23,606	930

Food — Miscellaneous/Diversified (1.99%)
Campbell Soup Co	83,990	2,923
ConAgra Foods Inc	329,440	7,761
Corn Products International Inc	25,288	1,173
General Mills Inc	58,570	3,538
Kellogg Co	31,400	1,607
Kraft Foods Inc	6,700	212
McCormick & Co Inc/MD	15,500	586
Sara Lee Corp	32,747	475

		18,275

Food — Retail (1.65%)
Safeway Inc	162,007	5,120
SUPERVALU Inc	304,363	10,074

		15,194

Food — Wholesale & Distribution (0.07%)
Sysco Corp	21,424	655

Footwear & Related Apparel (0.00%)
CROCS Inc (a)(b)	1,400	14

Forestry (0.21%)
Plum Creek Timber Co Inc	48,105	1,965

Funeral Services & Related Items (0.04%)
Hillenbrand Inc	20,531	391

Gas — Distribution (0.87%)
Energen Corp	56,248	3,838
Sempra Energy	69,740	3,952
Vectren Corp	6,066	172

		7,962

Home Decoration Products (0.88%)
Newell Rubbermaid Inc	393,919	8,087

Hospital Beds & Equipment (0.12%)
Hill-Rom Holdings Inc (b)	45,390	1,141

Hotels & Motels (0.06%)
Choice Hotels International Inc	300	10
Starwood Hotels & Resorts Worldwide Inc	9,748	509

		519

Human Resources (0.18%)
Hewitt Associates Inc (a)	2,005	82
Monster Worldwide Inc (a)	64,580	1,571

		1,653

Independent Power Producer (0.03%)
Reliant Energy Inc (a)	10,637	274

Industrial Automation & Robots (0.05%)
Rockwell Automation Inc/DE	8,526	462

Instruments — Scientific (0.76%)
Applera Corp — Applied Biosystems Group	17,301	552
PerkinElmer Inc	241,514	6,415
Thermo Fisher Scientific Inc (a)	180	10

		6,977

Insurance Brokers (1.46%)
Aon Corp	99,647	4,523
Marsh & McLennan Cos Inc	117,399	3,239
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Insurance Brokers (continued)
Willis Group Holdings Ltd	163,020	$5,665

		13,427

Internet Content — Information & News (0.00%)
HLTH Corp (a)(b)	1,640	18

Internet Infrastructure Software (0.04%)
Akamai Technologies Inc (a)	10,300	368

Internet Security (0.01%)
McAfee Inc (a)	3,800	126

Investment Companies (0.17%)
Allied Capital Corp (b)	5,698	115
American Capital Strategies Ltd (b)	44,200	1,403

		1,518

Investment Management & Advisory Services (0.59%)
Ameriprise Financial Inc	19,004	903
Franklin Resources Inc	3,500	333
Invesco Ltd	16,900	433
Legg Mason Inc	61,420	3,702

		5,371

Leisure & Recreation Products (0.04%)
Brunswick Corp/DE	19,700	329

Life & Health Insurance (1.46%)
Lincoln National Corp	73,960	3,976
StanCorp Financial Group Inc	8,166	418
Torchmark Corp	59,260	3,837
Unum Group	224,140	5,202

		13,433

Machinery — Construction & Mining (0.06%)
Joy Global Inc	7,000	520

Machinery — Farm (0.12%)
AGCO Corp (a)(b)	17,944	1,079

Machinery — General Industry (0.04%)
Gardner Denver Inc (a)	7,200	334

Machinery — Print Trade (0.02%)
Zebra Technologies Corp (a)	5,100	187

Machinery — Pumps (0.10%)
Flowserve Corp	7,700	956

Machinery Tools & Related Products (0.06%)
Kennametal Inc	15,400	535

Medical — Biomedical/Gene (0.37%)
Charles River Laboratories International (a)(b)	15,900	923
Genzyme Corp (a)	25,278	1,778
Invitrogen Corp (a)	5,768	540
Millennium Pharmaceuticals Inc (a)	4,400	110
Millipore Corp (a)	700	49

		3,400

Medical — Drugs (0.22%)
Endo Pharmaceuticals Holdings Inc (a)	19,500	484
Forest Laboratories Inc (a)	28,800	1,000
King Pharmaceuticals Inc (a)	54,463	511

		1,995

Medical - HMO (0.34%)
Coventry Health Care Inc (a)	28,460	1,273
Health Net Inc (a)	61,847	1,812

		3,085

Medical Information Systems (0.64%)
Cerner Corp (a)(b)	2,100	97
IMS Health Inc	233,871	5,788

		5,885

Medical Instruments (0.66%)
Edwards Lifesciences Corp (a)	109,060	6,044

Medical Laboratory & Testing Service (0.96%)
Covance Inc (a)	6,002	503
Laboratory Corp of America Holdings (a)	110,440	8,351

		8,854

Medical Products (0.03%)
Cooper Cos Inc/The	8,893	311

Metal — Aluminum (0.00%)
Alcoa Inc	68	2

Metal Processors & Fabrication (0.38%)
Commercial Metals Co	2,600	81
Timken Co	95,486	3,452

		3,533

Miscellaneous Manufacturers (0.01%)
Aptargroup Inc	2,100	93

Motion Pictures & Services (0.15%)
DreamWorks Animation SKG Inc (a)	48,110	1,345

Multi-Line Insurance (2.55%)
Assurant Inc	105,806	6,878
Cincinnati Financial Corp	95,206	3,418
Genworth Financial Inc	259,110	5,975
Hartford Financial Services Group Inc	7,300	520
Loews Corp	50,848	2,141
MetLife Inc	31,270	1,903
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Multi-Line Insurance (continued)
Old Republic International Corp	27,962	$401
XL Capital Ltd	61,855	2,158

		23,394

Multimedia (0.47%)
EW Scripps Co	1,000	45
Liberty Media Corp — Entertainment (a)	164,504	4,269
Viacom Inc (a)	400	15

		4,329

Networking Products (0.07%)
Juniper Networks Inc (a)	24,142	667

Non-Ferrous Metals (0.00%)
Titanium Metals Corp	1,200	18

Non-Hazardous Waste Disposal (1.05%)
Allied Waste Industries Inc (a)	780,480	9,647

Office Automation & Equipment (0.15%)
Pitney Bowes Inc	8,700	314
Xerox Corp	76,746	1,072

		1,386

Oil - Field Services (2.46%)
BJ Services Co	1,000	28
Halliburton Co	18,600	854
Helix Energy Solutions Group Inc (a)	8,271	286
Oceaneering International Inc (a)	600	40
Oil States International Inc (a)	93,460	4,679
SEACOR Holdings Inc (a)	3,730	318
Smith International Inc	84,110	6,435
Superior Energy Services (a)	5,800	257
Tetra Technologies Inc (a)	15,900	259
Transocean Inc	769	113
W-H Energy Services Inc (a)	120,893	9,344

		22,613

Oil & Gas Drilling (0.54%)
Diamond Offshore Drilling Inc	4,900	615
ENSCO International Inc	12,290	783
Helmerich & Payne Inc	18,675	1,004
Nabors Industries Ltd (a)(b)	8,637	324
Patterson-UTI Energy Inc	47,200	1,319
Pride International Inc (a)	13,500	573
Rowan Cos Inc	7,850	306

		4,924

Oil Company — Exploration & Production (5.65%)
Chesapeake Energy Corp	12,880	666
Cimarex Energy Co	22,599	1,408
EXCO Resources Inc (a)	188,900	4,216
Forest Oil Corp (a)	14,200	837
Newfield Exploration Co (a)(b)	36,591	2,223
Noble Energy Inc	12,395	1,078
Petroleum Development Corp (a)	28,500	2,144
Pioneer Natural Resources Co	27,030	1,561
Plains Exploration & Production Co (a)	33,474	2,085
Questar Corp	47,575	2,951
Quicksilver Resources Inc (a)	181,850	7,545
Range Resources Corp	300,906	19,974
St Mary Land & Exploration Co	27,267	1,192
Unit Corp (a)	42,544	2,702
W&T Offshore Inc	31,743	1,298

		51,880

Oil Company — Integrated (2.91%)
Hess Corp	237,425	25,214
Murphy Oil Corp	16,500	1,491

		26,705

Oil Field Machinery & Equipment (0.38%)
Cameron International Corp (a)(b)	6,000	295
Dresser-Rand Group Inc (a)	1,565	57
Dril-Quip Inc (a)	51,040	2,918
National Oilwell Varco Inc (a)	3,808	261

		3,531

Oil Refining & Marketing (0.01%)
Frontier Oil Corp	100	3
Valero Energy Corp	2,623	128

		131

Paper & Related Products (0.31%)
MeadWestvaco Corp	7,639	201
Rayonier Inc	56,311	2,367
Temple-Inland Inc	24,900	290

		2,858

Photo Equipment & Supplies (0.14%)
Eastman Kodak Co	71,494	1,279

Physician Practice Management (0.03%)
Pediatrix Medical Group Inc (a)	3,800	258

Pipelines (3.25%)
El Paso Corp	7,999	137
Equitable Resources Inc	148,831	9,878
National Fuel Gas Co	38,664	1,979
Oneok Inc	14,907	717
Spectra Energy Corp	19,700	487
Williams Cos Inc	468,540	16,633

		29,831

See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Power Converter & Supply Equipment (0.10%)
Hubbell Inc	20,800	$930

Printing — Commercial (0.00%)
RR Donnelley & Sons Co	478	15

Private Corrections (0.15%)
Corrections Corp of America (a)	55,688	1,420

Property & Casualty Insurance (0.90%)
Arch Capital Group Ltd (a)	21,884	1,546
Fidelity National Financial Inc	2,997	48
Philadelphia Consolidated Holding Co (a)	105,960	3,908
Safeco Corp	3,000	200
WR Berkley Corp	99,720	2,562

		8,264

Publishing — Newspapers (0.06%)
New York Times Co/The (b)	29,614	577

Publishing — Periodicals (0.03%)
Idearc Inc (b)	46,500	154
RH Donnelley Corp (a)(b)	19,900	95

		249

Racetracks (0.07%)
International Speedway Corp	14,174	601

Real Estate Management & Services (0.00%)
CB Richard Ellis Group Inc (a)(b)	55	1

Regional Banks (0.93%)
Comerica Inc	138,270	4,802
Keycorp	132,458	3,196
PNC Financial Services Group Inc	8,402	583

		8,581

Reinsurance (1.99%)
Endurance Specialty Holdings Ltd	14,900	553
Everest Re Group Ltd	85,022	7,682
PartnerRe Ltd	91,296	6,754
RenaissanceRe Holdings Ltd	62,929	3,237

		18,226

REITS — Apartments (1.25%)
Apartment Investment & Management Co	198,767	7,351
AvalonBay Communities Inc	8,200	818
Camden Property Trust	57,460	3,040
Equity Residential	5,741	238

		11,447

REITS — Diversified (1.46%)
CapitalSource Inc (b)	68,905	968
Colonial Properties Trust	18,256	442
Duke Realty Corp	1,100	27
iStar Financial Inc (b)	57,424	1,106
Vornado Realty Trust	116,520	10,847

		13,390

REITS — Healthcare (0.09%)
HCP Inc	7,400	264
Health Care REIT Inc	12,400	601

		865

REITS — Hotels (0.24%)
Hospitality Properties Trust	11,000	354
Host Hotels & Resorts Inc	107,681	1,852

		2,206

REITS — Mortgage (0.85%)
Annaly Capital Management Inc	465,999	7,810

REITS — Office Property (0.84%)
Boston Properties Inc	10,386	1,043
Douglas Emmett Inc	67,581	1,606
Highwoods Properties Inc	143,800	5,039

		7,688

REITS — Regional Malls (0.56%)
CBL & Associates Properties Inc	45,775	1,121
Pennsylvania Real Estate Investment Trust	161,060	4,056

		5,177

REITS — Shopping Centers (0.02%)
Kimco Realty Corp	2,724	109
Regency Centers Corp	800	57

		166

REITS — Single Tenant (0.06%)
Realty Income Corp (b)	21,490	565

REITS — Storage (0.70%)
Public Storage	70,472	6,392

REITS — Warehouse & Industrial (0.36%)
DCT Industrial Trust Inc	332,460	3,325

Rental — Auto & Equipment (0.01%)
Rent-A-Center Inc/TX (a)(b)	4,762	103

Research & Development (0.05%)
Pharmaceutical Product Development Inc	10,300	427

Respiratory Products (0.00%)
Resmed Inc (a)	200	9

Retail — Apparel & Shoe (0.65%)
American Eagle Outfitters Inc	40,000	735
Coach Inc (a)	6,500	231
Gap Inc/The	37,900	706
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Retail — Apparel & Shoe (continued)
Jones Apparel Group Inc	38,970	$617
Liz Claiborne Inc	31,840	563
Phillips-Van Heusen Corp	4,900	207
Ross Stores Inc	88,059	2,949

		6,008

Retail — Automobile (0.06%)
Copart Inc (a)	14,100	576

Retail — Bedding (0.06%)
Bed Bath & Beyond Inc (a)	16,300	530

Retail — Consumer Electronics (0.01%)
Circuit City Stores Inc (b)	20,900	99

Retail — Major Department Store (0.40%)
JC Penney Co Inc	85,564	3,636

Retail — Office Supplies (0.10%)
Office Depot Inc (a)	8,200	104
OfficeMax Inc	43,262	790

		894

Retail — Restaurants (0.08%)
Panera Bread Co (a)(b)	13,600	711

Savings & Loans — Thrifts (0.71%)
Hudson City Bancorp Inc	169,050	3,234
New York Community Bancorp Inc	69,446	1,297
People’s United Financial Inc	96,665	1,640
Sovereign Bancorp Inc (b)	46,090	344

		6,515

Schools (0.01%)
ITT Educational Services Inc (a)	1,100	84

Semiconductor Component — Integrated Circuits (0.12%)
Integrated Device Technology Inc (a)	100,914	1,079

Semiconductor Equipment (0.26%)
Teradyne Inc (a)	13,900	185
Tessera Technologies Inc (a)	108,671	2,199

		2,384

Steel — Producers (2.38%)
Carpenter Technology Corp	500	26
Steel Dynamics Inc	125,670	4,380
United States Steel Corp	113,533	17,478

		21,884

Steel — Specialty (0.00%)
Allegheny Technologies Inc	400	28

Telecommunication Equipment (0.72%)
CommScope Inc (a)	138,270	6,575

Telecommunication Equipment — Fiber Optics (0.03%)
Ciena Corp (a)(b)	5,000	169
JDS Uniphase Corp (a)	5,800	83

		252

Telecommunication Services (0.71%)
Embarq Corp	156,910	6,523

Telephone — Integrated (0.30%)
Cincinnati Bell Inc (a)	362,680	1,683
Qwest Communications International Inc (b)	203,381	1,049

		2,732

Television (0.08%)
Central European Media Enterprises Ltd (a)(b)	5,352	567
Hearst-Argyle Television Inc	6,600	137

		704

Textile — Home Furnishings (0.00%)
Mohawk Industries Inc (a)(b)	500	38

Theaters (0.06%)
Regal Entertainment Group (b)	29,874	566

Tobacco (0.72%)
Loews Corp — Carolina Group	50,590	3,322
Reynolds American Inc	48,338	2,603
UST Inc	12,800	667

		6,592

Tools — Hand Held (0.11%)
Snap-On Inc	16,300	967

Toys (0.51%)
Hasbro Inc	15,754	560
Mattel Inc	220,790	4,140

		4,700

Transport — Equipment & Leasing (0.05%)
Aircastle Ltd	3,200	45
GATX Corp	10,181	448

		493

Transport — Marine (0.28%)
Alexander & Baldwin Inc	19,100	960
Kirby Corp (a)	13,300	729
Tidewater Inc	13,800	900

		2,589

Transport — Rail (0.87%)
Burlington Northern Santa Fe Corp	11,300	1,159
CSX Corp	81,567	5,134
See accompanying notes

Schedule of Investments
Partners MidCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Transport — Rail (continued)
Kansas City Southern (a)	17,900	$807
Union Pacific Corp	6,100	886

		7,986

Transport — Services (0.94%)
FedEx Corp	26,100	2,502
Ryder System Inc	89,301	6,115

		8,617

Transport — Truck (0.26%)
JB Hunt Transport Services Inc	17,100	581
Landstar System Inc	34,610	1,798

		2,379

Vitamins & Nutrition Products (0.01%)
NBTY Inc (a)	1,900	54

Water (0.01%)
Aqua America Inc (b)	6,641	122

Wire & Cable Products (0.22%)
General Cable Corp (a)	29,880	2,002

X-Ray Equipment (0.01%)
Hologic Inc (a)(b)	4,568	133

TOTAL COMMON STOCKS		$900,191

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (2.39%)
Finance — Investment Banker & Broker (2.39%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U S Government Agency Issues; $22,169,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$21,931	$21,930

TOTAL REPURCHASE AGREEMENTS		$21,930

Total Investments		$922,121
Liabilities in Excess of Other Assets, Net — (0.44)%		(4,015)

TOTAL NET ASSETS -100.00%		$918,106

(a)	Non-Income Producing Security.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$113,892
Unrealized Depreciation	(81,438)

Net Unrealized Appreciation (Depreciation)	32,454
Cost for federal income tax purposes	889,667
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent
Financial	25.06%
Energy	15.22%
Utilities	13.46%
Industrial	13.00%
Consumer, Non-cyclical	11.43%
Consumer, Cyclical	7.14%
Basic Materials	6.51%
Technology	4.29%
Communications	4.25%
Diversified	0.08%
Liabilities in Excess of Other Assets, Net	(0.44%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.48%)
Aerospace & Defense (0.60%)
Teledyne Technologies Inc (a)	13,800	$811

Aerospace & Defense Equipment (1.69%)
Curtiss-Wright Corp	13,300	632
Heico Corp (b)	12,500	644
Moog Inc (a)	17,100	737
Triumph Group Inc (b)	4,900	288

		2,301

Agricultural Operations (0.38%)
Andersons Inc/The (b)	11,400	518

Airlines (0.27%)
Skywest Inc (b)	19,200	365

Applications Software (0.73%)
American Reprographics Co (a)(b)	25,700	408
Progress Software Corp (a)	19,300	583

		991

Auction House & Art Dealer (0.54%)
Premier Exhibitions Inc (a)(b)	41,800	243
Sotheby’s	17,600	487

		730

Batteries & Battery Systems (0.30%)
Greatbatch Inc (a)(b)	22,500	409

Building — Heavy Construction (0.21%)
Perini Corp (a)	7,700	279

Building Products — Air & Heating (0.58%)
Lennox International Inc	23,700	785

Building Products — Doors & Windows (0.28%)
Apogee Enterprises Inc (b)	17,000	379

Chemicals — Specialty (1.69%)
HB Fuller Co (b)	47,700	1,101
OM Group Inc (a)	21,700	1,188

		2,289

Circuit Boards (0.33%)
Park Electrochemical Corp	16,500	447

Coal (1.00%)
Massey Energy Co	26,000	1,361

Commercial Banks (5.09%)
Bancfirst Corp	7,200	315
Community Bank System Inc (b)	24,300	619
Community Trust Bancorp Inc	6,600	198
East West Bancorp Inc	17,900	255
Frontier Financial Corp (b)	26,900	430
Glacier Bancorp Inc (b)	19,100	393
Green Bankshares Inc (b)	18,300	367
Hancock Holding Co	21,200	875
Hanmi Financial Corp (b)	16,000	112
Preferred Bank/Los Angeles CA (b)	15,600	183
Sterling Bancshares Inc/TX (b)	115,800	1,203
SVB Financial Group (a)(b)	23,500	1,144
Texas Capital Bancshares Inc (a)	15,600	288
Wilshire Bancorp Inc (b)	64,700	533

		6,915

Computer Aided Design (1.80%)
Ansys Inc (a)	60,700	2,442

Computers — Integrated Systems (1.72%)
Micros Systems Inc (a)	42,200	1,504
MTS Systems Corp	24,200	832

		2,336

Computers — Peripheral Equipment (0.35%)
Synaptics Inc (a)(b)	14,200	482

Consulting Services (2.03%)
Forrester Research Inc (a)	12,000	346
Huron Consulting Group Inc (a)	5,500	230
Watson Wyatt Worldwide Inc	37,200	2,181

		2,757

Containers — Metal & Glass (1.50%)
Greif Inc	26,100	1,686
Silgan Holdings Inc	6,700	357

		2,043

Containers — Paper & Plastic (0.32%)
Pactiv Corp (a)	18,000	428

Cosmetics & Toiletries (0.29%)
Chattem Inc (a)(b)	5,600	391

Decision Support Software (0.44%)
SPSS Inc (a)(b)	14,200	600

Diagnostic Equipment (0.34%)
Immucor Inc (a)	17,100	461

Diagnostic Kits (0.17%)
Idexx Laboratories Inc (a)	4,300	229

Disposable Medical Products (0.38%)
ICU Medical Inc (a)(b)	20,400	512

Distribution & Wholesale (0.39%)
Brightpoint Inc (a)	22,700	208
See accompanying notes

Schedule of Investments
Partners SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Distribution & Wholesale (continued)
United Stationers Inc (a)	7,300	$322

		530

Diversified Manufacturing Operations (2.48%)
Acuity Brands Inc (b)	25,700	1,230
EnPro Industries Inc (a)(b)	13,700	497
Harsco Corp	19,000	1,127
Koppers Holdings Inc (b)	10,700	518

		3,372

Diversified Operations & Commercial Services (0.57%)
Chemed Corp (b)	22,600	771

E-Commerce — Products (0.46%)
FTD Group Inc (b)	45,200	622

E-Commerce — Services (0.26%)
Priceline.com Inc (a)(b)	2,800	357

Electric — Integrated (1.06%)
Avista Corp (b)	20,100	413
CH Energy Group Inc (b)	7,100	251
Cleco Corp	19,700	473
El Paso Electric Co (a)	13,200	298

		1,435

Electric Products — Miscellaneous (0.90%)
GrafTech International Ltd (a)	39,800	782
Littelfuse Inc (a)	11,900	438

		1,220

Electronic Components — Miscellaneous (1.17%)
Methode Electronics Inc	55,900	606
Technitrol Inc	47,100	989

		1,595

Electronic Components — Semiconductors (1.38%)
Microsemi Corp (a)(b)	29,000	710
Skyworks Solutions Inc (a)(b)	102,300	889
Zoran Corp (a)	21,400	282

		1,881

Electronic Measurement Instruments (1.26%)
Trimble Navigation Ltd (a)	52,100	1,708

Engineering — Research & Development Services (1.89%)
EMCOR Group Inc (a)	63,800	1,599
Shaw Group Inc/The (a)	19,600	968

		2,567

Enterprise Software & Services (2.12%)
Informatica Corp (a)	38,100	608
JDA Software Group Inc (a)	22,200	420
Mantech International Corp (a)	19,300	922
MicroStrategy Inc (a)	4,500	399
Sybase Inc (a)	18,000	530

		2,879

Fiduciary Banks (0.10%)
Boston Private Financial Holdings Inc (b)	14,000	130

Finance — Consumer Loans (0.39%)
Asta Funding Inc	16,888	241
Portfolio Recovery Associates Inc (b)	6,700	295

		536

Finance — Investment Banker & Broker (2.14%)
Greenhill & Co Inc (b)	6,100	397
Investment Technology Group Inc (a)	35,500	1,713
optionsXpress Holdings Inc (b)	37,400	803

		2,913

Food — Baking (0.78%)
Flowers Foods Inc (b)	41,100	1,064

Food — Miscellaneous/Diversified (0.80%)
Corn Products International Inc	16,100	747
Hain Celestial Group Inc (a)	14,000	345

		1,092

Food — Wholesale & Distribution (0.35%)
Spartan Stores Inc (b)	23,000	480

Footwear & Related Apparel (1.89%)
Deckers Outdoor Corp (a)(b)	8,200	1,132
Iconix Brand Group Inc (a)(b)	56,600	901
Wolverine World Wide Inc (b)	18,400	529

		2,562

Gambling (Non-Hotel)(0.25%)
Dover Downs Gaming & Entertainment Inc (b)	41,700	337

Garden Products (0.29%)
Toro Co	9,400	399

Gas — Distribution (3.13%)
Atmos Energy Corp	27,600	764
New Jersey Resources Corp (b)	15,450	492
Southern Union Co	58,500	1,499
Southwest Gas Corp (b)	13,900	401
UGI Corp	31,000	806
WGL Holdings Inc	8,900	292

		4,254

Home Furnishings (0.27%)
Tempur-Pedic International Inc (b)	32,800	364

Human Resources (1.60%)
CDI Corp (b)	22,700	618
See accompanying notes

Schedule of Investments
Partners SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Human Resources (continued)
Heidrick & Struggles International Inc (b)	12,200	$365
Korn/Ferry International (a)	42,700	797
Spherion Corp (a)	80,000	395

		2,175

Instruments — Controls (1.02%)
Woodward Governor Co (b)	39,400	1,384

Insurance Brokers (0.22%)
Hilb Rogal & Hobbs Co (b)	10,200	295

Internet Content — Information & News (0.40%)
WebMD Health Corp (a)(b)	17,400	546

Internet Security (0.27%)
Blue Coat Systems Inc (a)(b)	17,400	367

Internet Telephony (0.39%)
j2 Global Communications Inc (a)(b)	24,700	529

Investment Management & Advisory Services (0.36%)
Waddell & Reed Financial Inc	14,600	494

Lasers — Systems & Components (0.17%)
Cymer Inc (a)	9,100	237

Leisure & Recreation Products (0.29%)
WMS Industries Inc (a)	11,000	398

Life & Health Insurance (0.26%)
Delphi Financial Group Inc	13,200	359

Machinery — General Industry (3.18%)
Applied Industrial Technologies Inc	27,150	656
Gardner Denver Inc (a)	20,500	952
Intevac Inc (a)	21,200	281
Robbins & Myers Inc	37,500	1,495
Wabtec Corp	21,800	935

		4,319

Machinery — Material Handling (0.50%)
Columbus McKinnon Corp/NY (a)	24,000	679

Medical — Biomedical/Gene (0.21%)
Cambrex Corp (b)	49,400	289

Medical — Drugs (1.57%)
Cubist Pharmaceuticals Inc (a)	17,600	341
Sciele Pharma Inc (a)(b)	52,200	1,006
Viropharma Inc (a)(b)	86,300	790

		2,137

Medical — Generic Drugs (0.21%)
Alpharma Inc (a)(b)	11,500	283

Medical — HMO (0.31%)
AMERIGROUP Corp (a)	16,400	426

Medical — Hospitals (0.27%)
Medcath Corp (a)	19,900	369

Medical — Outpatient & Home Medical Care (0.86%)
Gentiva Health Services Inc (a)	42,700	928
Res-Care Inc (a)	14,400	235

		1,163

Medical Instruments (2.66%)
Arthrocare Corp (a)(b)	40,700	1,834
Conmed Corp (a)	23,700	605
Datascope Corp	12,100	453
Natus Medical Inc (a)(b)	15,300	301
SurModics Inc (a)(b)	9,400	418

		3,611

Medical Products (1.12%)
Haemonetics Corp (a)	4,500	258
Mentor Corp (b)	9,000	263
Vital Signs Inc	6,900	361
West Pharmaceutical Services Inc (b)	13,600	638

		1,520

Multilevel Direct Selling (0.38%)
Nu Skin Enterprises Inc (b)	28,600	513

Multimedia (0.56%)
Factset Research Systems Inc (b)	12,650	759

Networking Products (0.97%)
Anixter International Inc (a)(b)	15,200	866
Netgear Inc (a)	27,944	453

		1,319

Office Furnishings — Original (1.20%)
Herman Miller Inc (b)	28,000	653
Interface Inc	22,000	283
Knoll Inc (b)	53,700	699

		1,635

Oil — Field Services (2.69%)
Helix Energy Solutions Group Inc (a)	28,100	971
Hornbeck Offshore Services Inc (a)(b)	13,600	678
Oceaneering International Inc (a)	30,000	2,004

		3,653

Oil Company — Exploration & Production (3.89%)
Cabot Oil & Gas Corp	14,200	809
Stone Energy Corp (a)	29,900	1,822
See accompanying notes

Schedule of Investments
Partners SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Company — Exploration & Production (continued)
Swift Energy Co (a)	21,300	$1,110
Unit Corp (a)	24,400	1,550

		5,291

Oil Field Machinery & Equipment (0.90%)
Dril-Quip Inc (a)	11,200	640
Lufkin Industries Inc (b)	7,800	589

		1,229

Oil Refining & Marketing (0.57%)
Holly Corp	18,800	780

Physician Practice Management (0.59%)
Pediatrix Medical Group Inc (a)	11,700	796

Power Converter & Supply Equipment (0.57%)
Advanced Energy Industries Inc (a)	55,500	777

Printing — Commercial (0.31%)
Consolidated Graphics Inc (a)	7,300	425

Property & Casualty Insurance (2.79%)
Navigators Group Inc (a)	16,400	804
Philadelphia Consolidated Holding Co (a)	35,500	1,309
ProAssurance Corp (a)	10,400	549
RLI Corp (b)	5,100	245
SeaBright Insurance Holdings Inc (a)	30,700	476
Zenith National Insurance Corp	11,000	409

		3,792

Racetracks (0.64%)
International Speedway Corp	20,600	874

REITS — Apartments (0.19%)
Mid-America Apartment Communities Inc	4,900	260

REITS — Diversified (0.23%)
Lexington Realty Trust (b)	21,300	307

REITS — Healthcare (0.58%)
Medical Properties Trust Inc (b)	64,700	786

REITS — Hotels (0.57%)
Ashford Hospitality Trust Inc	88,700	513
FelCor Lodging Trust Inc (b)	20,700	261

		774

REITS — Office Property (0.77%)
BioMed Realty Trust Inc	19,400	505
Parkway Properties Inc/Md	13,700	543

		1,048

REITS — Regional Malls (0.21%)
CBL & Associates Properties Inc	11,500	282

REITS — Shopping Centers (0.31%)
Cedar Shopping Centers Inc (b)	33,500	419

REITS — Single Tenant (0.29%)
National Retail Properties Inc (b)	17,200	394

REITS — Warehouse & Industrial (0.42%)
EastGroup Properties Inc	5,600	267
First Industrial Realty Trust Inc (b)	9,900	299

		566

Rental — Auto & Equipment (0.80%)
Aaron Rents Inc	11,900	296
Rent-A-Center Inc/TX (a)	36,700	790

		1,086

Research & Development (0.73%)
Kendle International Inc (a)	8,100	346
Parexel International Corp (a)	16,800	427
PharmaNet Development Group Inc (a)	8,900	212

		985

Retail — Apparel & Shoe (1.60%)
Buckle Inc/The	5,800	282
Gymboree Corp (a)(b)	36,800	1,590
Jos A Bank Clothiers Inc (a)(b)	12,400	303

		2,175

Retail — Convenience Store (0.07%)
Pantry Inc/The (a)	8,600	93

Retail — Drug Store (0.25%)
Longs Drug Stores Corp	8,500	341

Retail — Pawn Shops (0.46%)
Cash America International Inc	8,700	355
Ezcorp Inc (a)	22,100	268

		623

Retail — Restaurants (2.34%)
California Pizza Kitchen Inc (a)	23,900	372
CEC Entertainment Inc (a)	8,500	316
Ihop Corp (b)	6,600	308
Jack in the Box Inc (a)	45,900	1,228
Landry’s Restaurants Inc (b)	15,700	251
Papa John’s International Inc (a)	26,300	710

		3,185

Retirement & Aged Care (0.38%)
Five Star Quality Care Inc (a)(b)	86,300	518
See accompanying notes

Schedule of Investments
Partners SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Savings & Loans — Thrifts (0.27%)
Dime Community Bancshares	19,300	$360

Seismic Data Collection (0.45%)
Dawson Geophysical Co (a)	8,500	615

Semiconductor Component — Integrated Circuits (0.34%)
Standard Microsystems Corp (a)	15,400	457

Semiconductor Equipment (1.96%)
Cabot Microelectronics Corp (a)(b)	9,700	330
MKS Instruments Inc (a)	45,600	1,042
Rudolph Technologies Inc (a)	29,900	304
Varian Semiconductor Equipment Associates Inc (a)	27,100	993

		2,669

Steel — Producers (1.18%)
Carpenter Technology Corp	14,300	733
Olympic Steel Inc	8,000	410
Schnitzer Steel Industries Inc	5,300	466

		1,609

Telecommunication Equipment (1.16%)
Comtech Telecommunications Corp (a)(b)	40,800	1,580

Telephone — Integrated (0.20%)
Cincinnati Bell Inc (a)	57,200	265

Tools — Hand Held (0.70%)
Snap-On Inc	16,100	955

Toys (0.50%)
Jakks Pacific Inc (a)	11,700	275
Marvel Entertainment Inc (a)	14,000	402

		677

Transport — Marine (2.11%)
Gulfmark Offshore Inc (a)	9,000	538
Kirby Corp (a)	42,500	2,331

		2,869

Wire & Cable Products (0.81%)
Belden Inc (b)	16,500	557
General Cable Corp (a)(b)	8,200	549

		1,106

Wireless Equipment (0.31%)
InterDigital Inc (a)(b)	20,900	424

TOTAL COMMON STOCKS		$135,180

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (21.59%)
Finance — Investment Banker & Broker (21.59%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $29,659,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$29,341	$29,339

TOTAL REPURCHASE AGREEMENTS		$29,339

Total Investments		$164,519
Liabilities in Excess of Other Assets, Net — (21.07)%		(28,637)

TOTAL NET ASSETS — 100.00%		$135,882

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$12,748
Unrealized Depreciation	(18,222)

Net Unrealized Appreciation (Depreciation)	(5,474)
Cost for federal income tax purposes	169,993
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Financial	36.77%
Industrial	22.57%
Consumer, Non-cyclical	18.24%
Consumer, Cyclical	11.09%
Technology	10.85%
Energy	9.51%
Communications	4.98%
Utilities	4.19%
Basic Materials	2.87%
Liabilities in Excess of Other Assets, Net	(21.07%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.68%)
Advanced Materials & Products (1.67%)
Hexcel Corp (a)(b)	125,600	$2,811

Alternative Waste Tech (0.48%)
Calgon Carbon Corp (a)(b)	56,500	805

Batteries & Battery Systems (0.79%)
EnerSys (b)	56,600	1,324

Building — Heavy Construction (0.85%)
Granite Construction Inc	41,800	1,434

Building & Construction — Miscellaneous (0.75%)
Dycom Industries Inc (b)	87,900	1,264

Commercial Services — Finance (1.23%)
Morningstar Inc (b)	35,700	2,070

Computer Services (0.49%)
3PAR Inc(a)(b)	102,200	822

Computer Software (1.37%)
Blackbaud Inc	74,610	1,753
Omniture Inc (a)(b)	23,900	545

		2,298

Computers — Integrated Systems (0.99%)
Micros Systems Inc (b)	46,600	1,661

Consulting Services (1.40%)
FTI Consulting Inc (b)	36,800	2,355

Data Processing & Management (1.07%)
Commvault Systems Inc (a)(b)	146,000	1,796

Diagnostic Equipment (1.15%)
Hansen Medical Inc (a)(b)	111,005	1,937

Diagnostic Kits (0.99%)
Meridian Bioscience Inc	62,100	1,672

Distribution & Wholesale (1.47%)
LKQ Corp (b)	113,300	2,465

Diversified Manufacturing Operations (0.60%)
Actuant Corp	29,800	1,009

E-Commerce — Services (1.04%)
NetFlix Inc (a)(b)	54,600	1,746

Electronic Components — Semiconductors (2.19%)
Monolithic Power Systems Inc (a)(b)	48,500	1,111
ON Semiconductor Corp (a)(b)	112,400	839
PMC — Sierra Inc (b)	138,200	1,074
Silicon Laboratories Inc (b)	19,300	652

		3,676

E-Marketing & Information (1.62%)
comScore Inc (a)(b)	79,600	1,502
Constant Contact Inc (a)(b)	67,900	1,212

		2,714

Enterprise Software & Services (2.24%)
Informatica Corp (b)	77,420	1,236
MedAssets Inc (b)	53,400	802
Taleo Corp (b)	43,100	840
Ultimate Software Group Inc (a)(b)	27,000	885

		3,763

Entertainment Software (1.13%)
THQ Inc (b)	89,600	1,907

E-Services — Consulting (1.33%)
Websense Inc (b)	114,900	2,235

Finance — Investment Banker & Broker (2.82%)
Duff & Phelps Corp (b)	28,900	522
Greenhill & Co Inc (a)	31,900	2,075
optionsXpress Holdings Inc	63,150	1,356
Stifel Financial Corp (b)	16,600	785

		4,738

Finance — Other Services (0.84%)
MF Global Ltd (a)(b)	107,600	1,417

Hazardous Waste Disposal (1.15%)
Stericycle Inc (b)	36,140	1,929

Hotels & Motels (1.22%)
Home Inns & Hotels Management Inc ADR (a)(b)	15,200	341
Orient-Express Hotels Ltd	36,550	1,701

		2,042

Internet Application Software (1.80%)
Cybersource Corp (b)	77,000	1,398
DealerTrack Holdings Inc (b)	84,300	1,622

		3,020

Investment Management & Advisory Services (1.08%)
Affiliated Managers Group Inc (a)(b)	18,200	1,808

Machinery — Construction & Mining (1.84%)
Astec Industries Inc (b)	45,100	1,653
Bucyrus International Inc	11,400	1,436

		3,089

See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — Electrical (1.52%)
Baldor Electric Co	78,600	$2,547

Machinery — General Industry (2.93%)
Chart Industries Inc (b)	52,300	2,126
IDEX Corp	76,075	2,791

		4,917

Medical — Biomedical/Gene (4.02%)
Acorda Therapeutics Inc (b)	21,800	459
Alexion Pharmaceuticals Inc (a)(b)	33,200	2,336
AMAG Pharmaceuticals Inc (a)(b)	38,900	1,596
Cougar Biotechnology Inc (a)(b)	29,100	587
Genomic Health Inc (a)(b)	59,100	1,272
Savient Pharmaceuticals Inc (a)(b)	23,200	507

		6,757

Medical — Drugs (1.10%)
Jazz Pharmaceuticals Inc (a)(b)	27,300	246
OSI Pharmaceuticals Inc (a)(b)	27,600	956
Pharmasset Inc (b)	11,500	178
XenoPort Inc (b)	11,000	471

		1,851

Medical — Outpatient & Home Medical Care (0.70%)
LHC Group Inc (a)(b)	75,700	1,181

Medical Instruments (3.51%)
Abaxis Inc (a)(b)	65,600	1,671
Arthrocare Corp (a)(b)	45,200	2,037
NuVasive Inc (a)(b)	57,500	2,194

		5,902

Medical Laboratory & Testing Service (1.41%)
Icon Plc ADR (b)	32,800	2,362

Medical Products (0.69%)
TomoTherapy Inc (a)(b)	119,700	1,168

Metal Processors & Fabrication (2.60%)
Kaydon Corp	33,500	1,754
RBC Bearings Inc (b)	65,200	2,606

		4,360

Networking Products (2.83%)
Foundry Networks Inc (b)	121,100	1,542
Infinera Corp (b)	149,100	1,888
Netgear Inc (a)(b)	81,520	1,321

		4,751

Oil — Field Services (3.14%)
Core Laboratories NV (b)	14,420	1,807
Tesco Corp (b)	61,200	1,699
W-H Energy Services Inc (b)	22,800	1,762

		5,268

Oil Company — Exploration & Production (3.73%)
Bill Barrett Corp (a)(b)	38,700	1,990
BPZ Resources Inc (a)(b)	25,100	489
Carrizo Oil & Gas Inc (a)(b)	20,600	1,308
EXCO Resources Inc (b)	49,500	1,105
Penn Virginia Corp	26,100	1,370

		6,262

Oil Field Machinery & Equipment (3.65%)
Complete Production Services Inc (b)	97,600	2,636
Dril-Quip Inc (b)	37,200	2,127
T-3 Energy Services Inc (b)	26,100	1,378

		6,141

Patient Monitoring Equipment (1.60%)
Insulet Corp (a)(b)	70,500	1,291
Masimo Corp (a)(b)	47,700	1,390

		2,681

Pharmacy Services (1.09%)
HealthExtras Inc (b)	65,100	1,837

Printing — Commercial (1.61%)
VistaPrint Ltd (a)(b)	79,400	2,702

Recreational Centers (0.43%)
Life Time Fitness Inc (a)(b)	19,700	716

Resorts & Theme Parks (0.63%)
Great Wolf Resorts Inc (a)(b)	174,700	1,067

Retail — Apparel & Shoe (2.03%)
J Crew Group Inc (a)(b)	35,700	1,696
Lululemon Athletica Inc (a)(b)	55,400	1,716

		3,412

Retail — Catalog Shopping (0.98%)
MSC Industrial Direct Co	33,800	1,648

Retail — Discount (1.20%)
Citi Trends Inc (a)(b)	95,200	2,013

Retail — Restaurants (3.80%)
Red Robin Gourmet Burgers Inc (a)(b)	58,290	2,395
Sonic Corp (b)	91,400	2,010
Texas Roadhouse Inc (a)(b)	167,300	1,974

		6,379

Retail — Sporting Goods (1.17%)
Dick’s Sporting Goods Inc (b)	68,600	1,962

Schools (3.67%)
American Public Education Inc (b)	50,300	1,620
K12 Inc(b)	71,200	1,814
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Schools (continued)
Strayer Education Inc	14,700	$2,730

		6,164

Schools — Day Care (1.53%)
Bright Horizons Family Solutions Inc (b)	54,100	2,565

Semiconductor Component — Integrated Circuits (2.82%)
Hittite Microwave Corp (b)	53,100	2,108
Integrated Device Technology Inc (b)	172,560	1,845
Intellon Corp (b)	143,500	789

		4,742

Semiconductor Equipment (2.11%)
MKS Instruments Inc (b)	70,200	1,604
Verigy Ltd (b)	91,000	1,945

		3,549

Telecommunication Services (0.19%)
Cbeyond Inc (b)	16,340	323

Theaters (1.11%)
National CineMedia Inc	97,100	1,860

Therapeutics (0.59%)
Alexza Pharmaceuticals Inc (a)(b)	70,100	465
Allos Therapeutics Inc (b)	93,700	528

		993

Transactional Software (0.81%)
Synchronoss Technologies Inc (a)(b)	65,570	1,368

Transport — Marine (1.44%)
Kirby Corp (b)	44,100	2,418

Web Portals (1.44%)
Trizetto Group (b)	114,700	2,414

TOTAL COMMON STOCKS		$164,087

	Principal
	Amount	Value
	(000’s)	(000’s)
REPURCHASE AGREEMENTS (21.23%)
Money Center Banks (21.23%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $36,076,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (c)	$35,668	$35,666

TOTAL REPURCHASE AGREEMENTS		$35,666

Total Investments		$199,753
Liabilities in Excess of Other Assets, Net — (18.91)%		(31,773)

TOTAL NET ASSETS — 100.00%		$167,980

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$17,425
Unrealized Depreciation	(19,454)

Net Unrealized Appreciation (Depreciation)	(2,029)
Cost for federal income tax purposes	201,782
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	26.31%
Financial	25.97%
Industrial	16.61%
Technology	15.23%
Consumer, Cyclical	14.03%
Energy	10.52%
Communications	10.24%
Liabilities in Excess of Other Assets, Net	(18.91%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.77%)
Aerospace & Defense Equipment (1.94%)
AAR Corp (a)	209,728	$4,907
BE Aerospace Inc (a)	107,129	4,324
DRS Technologies Inc	23,557	1,471

		10,702

Agricultural Chemicals (0.01%)
Intrepid Potash Inc (a)	1,435	68

Alternative Waste Tech (0.90%)
Darling International Inc (a)(b)	326,208	4,981

Applications Software (2.99%)
Callidus Software Inc (a)	105,844	552
EPIQ Systems Inc (a)(b)	47,034	726
Moldflow Corp (a)	83,820	1,656
Nuance Communications Inc (a)(b)	443,774	9,000
Progress Software Corp (a)	99,523	3,009
Verint Systems Inc (a)	77,133	1,539

		16,482

Auto/Truck Parts & Equipment — Original (0.21%)
Amerigon Inc (a)	33,316	489
Wonder Auto Technology Inc (a)	88,918	677

		1,166

Auto/Truck Parts & Equipment — Replacement (0.14%)
Exide Technologies (a)(b)	51,618	753

Batteries & Battery Systems (0.20%)
Energy Conversion Devices Inc (a)(b)	33,890	1,104

Building & Construction — Miscellaneous (0.18%)
Layne Christensen Co (a)	23,596	1,007

Cellular Telecommunications (0.12%)
Centennial Communications Corp (a)	107,748	653

Chemicals — Specialty (0.24%)
Terra Industries Inc (a)	34,350	1,301

Commercial Banks (1.91%)
Prosperity Bancshares Inc	88,400	2,738
SVB Financial Group (a)(b)	77,785	3,785
Texas Capital Bancshares Inc (a)	128,974	2,380
UCBH Holdings Inc	129,981	946
Virginia Commerce Bancorp (a)(b)	37,913	267
Wilshire Bancorp Inc	47,800	394

		10,510

Commercial Services (1.23%)
Healthcare Services Group	112,750	1,721
HMS Holdings Corp (a)	45,092	1,162
TeleTech Holdings Inc (a)	170,100	3,900

		6,783

Computer Aided Design (1.06%)
Ansys Inc (a)	145,327	5,847

Computer Services (0.25%)
BluePhoenix Solutions Ltd (a)(b)	53,880	461
iGate Corp (a)(b)	82,081	667
Starlims Technologies Ltd (a)	34,942	245

		1,373

Computer Software (0.13%)
Omniture Inc (a)(b)	30,521	697

Computers — Integrated Systems (1.93%)
Brocade Communications Systems Inc (a)	339,710	2,432
Micros Systems Inc (a)	170,262	6,070
Stratasys Inc (a)(b)	111,400	2,166

		10,668

Computers — Memory Devices (0.17%)
Data Domain Inc (a)(b)	42,949	934

Computers — Peripheral Equipment (0.33%)
Compellent Technologies Inc (a)(b)	71,800	916
lcad Inc (a)	173,056	550
Rimage Corp (a)(b)	19,601	350

		1,816

Consulting Services (0.91%)
CRA International Inc (a)(b)	64,286	2,216
FTI Consulting Inc (a)	44,186	2,828

		5,044

Containers — Metal & Glass (0.32%)
Greif Inc	27,370	1,768

Cosmetics & Toiletries (1.30%)
Bare Escentuals Inc (a)(b)	110,505	2,521
Chattem Inc (a)(b)	66,400	4,640

		7,161

Data Processing & Management (0.54%)
FalconStor Software Inc (a)(b)	366,876	2,990

Decision Support Software (0.82%)
DemandTec Inc (a)(b)	47,992	371
Interactive Intelligence Inc (a)	115,895	1,471
SPSS Inc (a)(b)	63,408	2,678

		4,520

Diagnostic Equipment (0.61%)
Gen-Probe Inc (a)	36,487	2,056
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diagnostic Equipment (continued)
Hansen Medical Inc (a)(b)	75,000	$1,309

		3,365

Diagnostic Kits (0.26%)
Medtox Scientific Inc (a)	31,391	501
Meridian Bioscience Inc	35,100	945

		1,446

Disposable Medical Products (0.26%)
Volcano Corp (a)	123,481	1,461

Distribution & Wholesale (1.15%)
Beacon Roofing Supply Inc (a)(b)	60,545	645
Chindex International Inc (a)(b)	34,854	854
LKQ Corp (a)	221,746	4,825

		6,324

Diversified Manufacturing Operations (1.61%)
Actuant Corp	14,550	493
Ameron International Corp	8,384	828
Barnes Group Inc	27,867	727
ESCO Technologies Inc (a)(b)	80,599	3,753
Koppers Holdings Inc	51,740	2,506
Lydall Inc (a)	51,305	598

		8,905

E-Commerce — Products (0.15%)
1-800-FLOWERS.COM Inc (a)	94,569	834

Educational Software (1.01%)
Blackboard Inc (a)	123,478	4,265
SkillSoft PLC ADR (a)	131,787	1,324

		5,589

Electronic Components — Miscellaneous (0.62%)
Technitrol Inc	163,563	3,435

Electronic Components — Semiconductors (3.58%)
Advanced Analogic Technologies Inc (a)	369,381	2,556
AXT Inc (a)	146,472	696
Diodes Inc (a)(b)	116,945	3,162
Emcore Corp (a)(b)	77,951	482
Microsemi Corp (a)(b)	371,306	9,097
Monolithic Power Systems Inc (a)	50,950	1,167
Rubicon Technology Inc (a)(b)	35,527	784
Skyworks Solutions Inc (a)(b)	207,300	1,801

		19,745

Electronic Design Automation (0.67%)
Ansoft Corp (a)	111,468	3,696

Electronic Measurement Instruments (1.32%)
Analogic Corp	19,928	1,147
Flir Systems Inc (a)(b)	99,912	3,430
Itron Inc (a)(b)	21,895	2,038
LeCroy Corp (a)	81,325	655

		7,270

Electronic Security Devices (0.35%)
Taser International Inc (a)(b)	261,571	1,951

Energy — Alternate Sources (0.32%)
Evergreen Solar Inc (a)(b)	42,536	365
FuelCell Energy Inc (a)(b)	100,501	887
Headwaters Inc (a)(b)	47,289	541

		1,793

Engineering — Research & Development Services (0.57%)
EMCOR Group Inc (a)	124,422	3,118

Enterprise Software & Services (2.21%)
Concur Technologies Inc (a)(b)	28,728	952
Lawson Software Inc (a)	155,250	1,241
Omnicell Inc (a)(b)	160,100	1,924
Taleo Corp (a)	33,518	654
Ultimate Software Group Inc (a)(b)	226,812	7,437

		12,208

E-Services — Consulting (0.39%)
GSI Commerce Inc (a)(b)	154,271	2,147

Finance — Consumer Loans (0.14%)
Portfolio Recovery Associates Inc (b)	18,007	792

Firearms & Ammunition (0.39%)
Smith & Wesson Holding Corp (a)(b)	284,908	2,137

Food — Miscellaneous/Diversified (1.38%)
Chiquita Brands International Inc (a)(b)	242,681	5,521
Diamond Foods Inc	68,957	1,473
Ham Celestial Group Inc (a)(b)	25,644	633

		7,627

Footwear & Related Apparel (0.73%)
CROCS Inc (a)(b)	46,150	471
Iconix Brand Group Inc (a)(b)	223,921	3,565

		4,036

Health Care Cost Containment (0.13%)
Transcend Services Inc (a)	57,861	717

Hotels & Motels (0.09%)
Orient-Express Hotels Ltd	10,880	506

Housewares (0.04%)
Lifetime Brands Inc	28,561	243
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Human Resources (0.77%)
Emergency Medical Services Corp (a)(b)	62,880	$1,419
Kenexa Corp (a)(b)	29,880	522
SuccessFactors Inc (a)(b)	70,272	776
TrueBlue Inc (a)(b)	120,021	1,528

		4,245

Identification Systems — Development (0.10%)
L-1 Identity Solutions Inc (a)(b)	39,608	571

Industrial Automation & Robots (0.14%)
Hurco Cos Inc (a)	16,820	770

Industrial Gases (0.93%)
Airgas Inc	106,613	5,131

Instruments — Scientific (0.11%)
FEI Co (a)(b)	28,910	632

Internet Application Software (0.16%)
Cybersource Corp (a)	47,755	867

Internet Content — Entertainment (0.16%)
Shanda Interactive Entertainment Ltd ADR (a)	25,547	876

Internet Content — Information & News (0.47%)
LoopNet Inc (a)(b)	83,351	941
TheStreet.com Inc	209,311	1,635

		2,576

Internet Incubators (0.34%)
Internet Capital Group Inc (a)(b)	186,390	1,873

Internet Infrastructure Software (0.20%)
Asialnfo Holdings Inc (a)(b)	89,806	1,093

Internet Security (0.38%)
Blue Coat Systems Inc (a)	99,600	2,103

Internet Telephony (0.17%)
j2 Global Communications Inc (a)(b)	42,990	920

Lasers — Systems & Components (1.00%)
II-VI Inc (a)	148,149	5,502

Machinery — Construction & Mining (0.76%)
Bucyrus International Inc	33,343	4,199

Machinery — General Industry (1.76%)
DXP Enterprises Inc (a)	19,861	820
Middleby Corp (a)(b)	61,142	3,836
Wabtec Corp	117,950	5,058

		9,714

Machinery — Print Trade (0.10%)
Presstek Inc (a)(b)	114,421	546

Machinery Tools & Related Products (0.45%)
Kennametal Inc	71,750	2,495

Medical — Biomedical/Gene (5.93%)
Alexion Pharmaceuticals Inc (a)	36,822	2,591
AMAG Pharmaceuticals Inc (a)(b)	25,800	1,059
Applera Corp — Celera Group (a)	72,753	973
BioMimetic Therapeutics Inc (a)	39,500	388
Genomic Health Inc (a)(b)	60,100	1,293
Illumina Inc (a)(b)	58,974	4,593
Integra LifeSciences Holdings Corp (a)(b)	72,500	3,072
Lifecell Corp (a)(b)	146,784	7,454
Martek Biosciences Corp (a)	13,780	486
Myriad Genetics Inc (a)(b)	71,693	2,978
Regeneron Pharmaceuticals Inc (a)	60,600	1,189
RTI Biologies Inc (a)	98,595	1,000
Sangamo Biosciences Inc (a)(b)	221,066	2,819
Seattle Genetics Inc/WA (a)(b)	126,550	1,286
Sequenom Inc (a)	68,640	434
Third Wave Technologies Inc (a)	126,902	1,119

		32,734

Medical — Drugs (0.97%)
Array Biopharma Inc (a)(b)	129,400	805
Auxilium Pharmaceuticals Inc (a)(b)	98,550	3,030
Indevus Pharmaceuticals Inc (a)	19,140	92
Sirtris Pharmaceuticals Inc (a)(b)	63,107	1,411

		5,338

Medical — Generic Drugs (0.40%)
Perrigo Co	53,900	2,209

Medical — Outpatient & Home Medical Care (0.24%)
Res-Care Inc (a)	79,700	1,298

Medical Information Systems (0.93%)
AMICAS Inc (a)	239,336	491
Phase Forward Inc (a)	251,139	4,621

		5,112

Medical Instruments (1.96%)
Abaxis Inc (a)	85,300	2,173
Arthrocare Corp (a)(b)	22,978	1,035
Bruker BioSciences Corp (a)(b)	57,405	696
Cepheid Inc (a)(b)	116,845	2,287
Micrus Endovascular Corp (a)(b)	92,059	1,048
NuVasive Inc (a)	28,720	1,096
Symmetry Medical Inc (a)	47,825	671
Thoratec Corp (a)	111,390	1,781

		10,787

See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laboratory & Testing Service (1.08%)
Bio-Reference Labs Inc (a)(b)	97,247	$2,449
Icon Plc ADR (a)	48,800	3,513

		5,962

Medical Laser Systems (0.06%)
Biolase Technology Inc (a)(b)	119,914	312

Medical Products (0.95%)
Alphatec Holdings Inc (a)	30,530	147
Cantel Medical Corp (a)	36,552	349
Cyberonics Inc (a)	7,780	123
Haemonetics Corp (a)	28,350	1,623
Luminex Corp (a)(b)	43,161	842
Sonic Innovations Inc (a)(b)	117,717	504
TomoTherapy Inc (a)(b)	42,800	418
Wright Medical Group Inc (a)	43,528	1,215

		5,221

Metal Processors & Fabrication (0.70%)
Kaydon Corp	15,458	810
Ladish Co Inc (a)	101,540	3,052

		3,862

Miscellaneous Manufacturers (0.12%)
American Railcar Industries Inc	18,604	384
China Fire & Security Group Inc (a)(b)	30,187	256

		640

Multimedia (0.79%)
Factset Research Systems Inc (b)	72,809	4,371

Networking Products (0.65%)
Atheros Communications Inc (a)(b)	40,046	1,066
Ixia (a)	291,340	2,066
Netgear Inc (a)	27,261	442

		3,574

Oil — Field Services (2.40%)
Cal Dive International Inc (a)	49,370	602
Core Laboratories NV (a)	28,922	3,623
Hornbeck Offshore Services Inc (a)(b)	58,753	2,930
Tetra Technologies Inc (a)	185,967	3,024
Willbros Group Inc (a)(b)	85,163	3,074

		13,253

Oil Company — Exploration & Production (3.38%)
Carrizo Oil & Gas Inc (a)	21,621	1,373
GMX Resources Inc (a)	17,252	627
Penn Virginia Corp	54,283	2,850
PetroHawk Energy Corp (a)(b)	285,972	6,759
Quicksilver Resources Inc (a)(b)	45,354	1,882
Rex Energy Corp (a)	115,100	2,498
Whiting Petroleum Corp (a)	34,496	2,639

		18,628

Oil Field Machinery & Equipment (1.69%)
Complete Production Services Inc (a)(b)	163,970	4,429
Mitcham Industries Inc (a)	79,174	1,480
T-3 Energy Services Inc (a)	64,500	3,406

		9,315

Patient Monitoring Equipment (0.27%)
Masimo Corp (a)	50,851	1,482

Pharmacy Services (0.13%)
BioScrip Inc (a)	126,901	698

Physical Therapy & Rehabilitation Centers (0.55%)
Psychiatric Solutions Inc (a)(b)	87,375	3,033

Physician Practice Management (1.43%)
Pediatrix Medical Group Inc (a)	116,001	7,890

Power Converter & Supply Equipment (0.13%)
Powell Industries Inc (a)	16,720	703

Private Corrections (0.15%)
Geo Group Inc/The (a)(b)	31,595	836

Property & Casualty Insurance (0.17%)
PMA Capital Corp (a)	38,865	361
United America Indemnity Ltd (a)	35,931	555

		916

Publicly Traded Investment Fund (0.51%)
iShares Russell 2000 Growth Index Fund (b)	36,700	2,815

Reinsurance (0.11%)
Argo Group International Holdings Ltd (a)	16,882	605

REITS — Healthcare (0.76%)
Ventas Inc	86,112	4,182

REITS — Office Property (0.30%)
BioMed Realty Trust Inc	63,394	1,648

REITS — Single Tenant (0.26%)
National Retail Properties Inc	63,830	1,462

Research & Development (1.79%)
Kendle International Inc (a)(b)	127,215	5,431
Parexel International Corp (a)	174,540	4,433

		9,864

See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Respiratory Products (0.31%)
Resmed Inc (a)(b)	39,188	$1,690

Retail — Apparel & Shoe (3.53%)
Aeropostale Inc (a)	173,350	5,511
Charlotte Russe Holding Inc (a)	94,600	1,502
Childrens Place Retail Stores Inc/The (a)(b)	75,969	1,766
Gymboree Corp (a)	69,500	3,004
J Crew Group Inc (a)	16,400	779
Phillips-Van Heusen Corp	112,902	4,766
Wet Seal Inc/The (a)	625,645	2,171

		9,499

Retail — Discount (0.16%)
99 Cents Only Stores (a)(b)	95,552	909

Retail — Home Furnishings (0.13%)
Pier 1 Imports Inc (a)(b)	89,870	701

Retail — Perfume & Cosmetics (0.18%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	69,172	979

Retail — Restaurants (2.02%)
California Pizza Kitchen Inc (a)(b)	167,433	2,610
CKE Restaurants Inc	230,532	2,419
Red Robin Gourmet Burgers Inc (a)(b)	82,500	3,389
Texas Roadhouse Inc (a)(b)	231,700	2,734

		11,152

Rubber & Plastic Products (0.23%)
Myers Industries Inc	102,766	1,293

Satellite Telecommunications (0.14%)
GeoEye Inc (a)	32,400	746

Schools (0.37%)
Capella Education Co (a)	16,126	1,040
Corinthian Colleges Inc (a)(b)	87,637	995

		2,035

Seismic Data Collection (0.68%)
ION Geophysical Corp (a)(b)	235,400	3,750

Semiconductor Component — Integrated Circuits (1.34%)
Anadigics Inc (a)(b)	82,072	916
Hittite Microwave Corp (a)	62,800	2,493
Power Integrations Inc (a)	108,125	3,370
Standard Microsystems Corp (a)	21,317	632

		7,411

Semiconductor Equipment (0.54%)
Amtech Systems Inc (a)	55,172	686
BTU International Inc (a)	43,712	426
LTX Corp (a)	197,153	572
Varian Semiconductor Equipment Associates Inc (a)	35,877	1,314

		2,998

Software Tools (0.20%)
ArcSight Inc (a)	144,100	1,108

Steel — Producers (1.52%)
Steel Dynamics Inc	240,212	8,371

Superconductor Production & Systems (0.17%)
American Superconductor Corp (a)(b)	36,770	930

Telecommunication Equipment (1.40%)
Comtech Telecommunications Corp (a)	71,200	2,758
Nice Systems Ltd ADR (a)	156,817	4,993

		7,751

Telecommunication Equipment — Fiber Optics (0.45%)
Harmonic Inc (a)	300,265	2,483

Telecommunication Services (1.50%)
Cbeyond Inc (a)(b)	98,500	1,944
Knology Inc (a)(b)	60,603	777
NeuStar Inc (a)(b)	53,418	1,470
Neutral Tandem Inc (a)	184,922	3,556
PAETEC Holding Corp (a)(b)	66,667	514

		8,261

Theaters (0.11%)
National CineMedia Inc	30,900	592

Therapeutics (1.40%)
BioMarin Pharmaceutical Inc (a)(b)	151,960	5,541
Isis Pharmaceuticals Inc (a)(b)	89,886	1,059
United Therapeutics Corp (a)	13,200	1,115

		7,715

Toys (0.88%)
Jakks Pacific Inc (a)	24,002	564
Marvel Entertainment Inc (a)(b)	149,260	4,282

		4,846

Transactional Software (0.61%)
Bottomline Technologies Inc (a)	58,933	628
Innerworkings Inc (a)(b)	205,700	2,764

		3,392

Transport — Marine (0.50%)
Genco Shipping & Trading Ltd (b)	40,700	2,753

Transport — Services (1.04%)
HUB Group Inc (a)	175,900	5,750
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Truck (1.43%)
Landstar System Inc	106,590	$5,538
Old Dominion Freight Line Inc (a)	76,710	2,355

		7,893

Veterinary Diagnostics (0.77%)
Animal Health International Inc (a)	67,212	591
Neogen Corp (a)	30,688	771
VCA Antech Inc (a)	89,477	2,896

		4,258

Web Hosting & Design (0.25%)
NaviSite Inc (a)	159,452	620
NIC Inc	119,009	771

		1,391

Web Portals (0.26%)
United Online Inc	132,460	1,415

Wireless Equipment (2.03%)
Ceragon Networks Ltd (a)	153,600	1,254
Globecomm Systems Inc (a)	88,083	782
SBA Communications Corp (a)	189,550	6,130
Sierra Wireless Inc (a)(b)	42,288	791
Viasat Inc (a)	102,000	2,254

		11,211

TOTAL COMMON STOCKS		$533,819

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (22.90%)
Finance — Investment Banker & Broker (22.90%)
Morgan Stanley Repurchase Agreement, 1 98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $127,740,000; 0 00% - 7 625%; dated 05/12/08 - 03/14/36) (c)	$126,370	$126,363

TOTAL REPURCHASE AGREEMENTS		$126,363

Total Investments		$660,182
Liabilities in Excess of Other Assets, Net — (19.67)%		(108,524)

TOTAL NET ASSETS — 100.00%		$551,658

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$96,168
Unrealized Depreciation	(57,343)

Net Unrealized Appreciation (Depreciation)	38,825
Cost for federal income tax purposes	621,357
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent
|
Financial	26.55%
Consumer, Non-cyclical	25.60%
Technology	19.32%
Industrial	17.15%
Communications	10.00%
Consumer, Cyclical	9.37%
Energy	8.47%
Basic Materials	2.70%
Funds	0.51%
Liabilities in Excess of Other Assets, Net	(19.67%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund III
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.52%)
Aerospace & Defense Equipment (1.91%)
BE Aerospace Inc (a)	35,100	$1,417
Heico Corp (b)	24,300	1,252
Orbital Sciences Corp (a)	100,500	2,704
Triumph Group Inc	9,700	571

		5,944

Alternative Waste Tech (0.19%)
Calgon Carbon Corp (a)(b)	41,800	596

Applications Software (3.58%)
Nuance Communications Inc (a)(b)	108,600	2,202
Red Hat Inc (a)	413,700	8,510
Salesforce.com Inc (a)	6,600	441

		11,153

Auto — Medium & Heavy Duty Trucks (0.30%)
Oshkosh Corp	22,800	926

Auto/Truck Parts & Equipment — Original (0.19%)
Amerigon lnc (a)	41,300	606

Auto/Truck Parts & Equipment — Replacement (0.47%)
Exide Technologies (a)(b)	99,400	1,450

B2B — E-Commerce (0.09%)
Ariba Inc (a)	23,937	284

Batteries & Battery Systems (0.17%)
Energizer Holdings Inc (a)	6,600	522

Broadcasting Services & Programming (0.18%)
DG FastChannel Inc (a)(b)	29,600	552

Cellular Telecommunications (1.12%)
NII Holdings Inc (a)	75,900	3,472

Chemicals — Plastics (0.41%)
Metabolix Inc (a)(b)	115,200	1,268

Chemicals — Specialty (0.16%)
Terra Industries Inc (a)	13,200	500
Coal (0.68%)
Alpha Natural Resources Inc (a)(b)	43,300	2,107

Commercial Banks (2.08%)
East West Bancorp Inc	111,000	1,581
Frontier Financial Corp (b)	37,200	595
SVB Financial Group (a)(b)	10,500	511
UCBH Holdings Inc	316,700	2,306
Zions Bancorporation	31,900	1,478

		6,471

Commercial Services (0.24%)
HMS Holdings Corp (a)	28,500	734

Commercial Services — Finance (1.19%)
Bankrate Inc (a)(b)	43,000	2,246
Global Payments Inc	14,000	620
Morningstar Inc (a)	14,700	852

		3,718

Computer Services (0.89%)
IHS Inc (a)	41,900	2,767

Computer Software (0.39%)
Omniture Inc (a)	52,900	1,207

Computers — Integrated Systems (1.70%)
Riverbed Technology Inc (a)(b)	387,400	5,296

Computers — Peripheral Equipment (0.55%)
Immersion Corp (a)(b)	152,600	1,723

Consulting Services (0.62%)
Watson Wyatt Worldwide Inc	32,800	1,923

Cosmetics & Toiletries (0.54%)
Alberto-Culver Co	34,800	876
Bare Escentuals Inc (a)(b)	35,300	805

		1,681

Data Processing & Management (0.50%)
Commvault Systems Inc (a)	78,200	962
Dun & Bradstreet Corp	7,100	598

		1,560

Decision Support Software (1.93%)
MSCI Inc (a)	101,900	3,161
Wind River Systems Inc (a)(b)	344,800	2,841

		6,002

Distribution & Wholesale (0.94%)
LKQ Corp (a)	134,652	2,930

Diversified Manufacturing Operations (0.17%)
Koppers Holdings Inc	11,200	543

E-Commerce — Services (0.72%)
Priceline.com Inc (a)(b)	17,600	2,246

Electric — Transmission (0.56%)
ITC Holdings Corp	31,500	1,757

Electronic Components — Miscellaneous (2.10%)
China Digital TV Holding Co Ltd ADR (a)(b)	102,800	1,732
Flextronics International Ltd (a)	420,900	4,373
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund III
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Components — Miscellaneous (continued)
Gentex Corp	22,900	$428

		6,533

Electronic Components — Semiconductors (3.11%)
Aixtron AG ADR (a)(b)	130,700	2,025
Intersil Corp	54,100	1,446
Lattice Semiconductor Corp (a)	512,000	1,736
PMC — Sierra Inc (a)	175,600	1,364
Skyworks Solutions Inc (a)(b)	358,500	3,115

		9,686

Electronic Measurement Instruments (1.35%)
Axsys Technologies Inc (a)	58,035	3,166
Itron Inc (a)(b)	11,000	1,024

		4,190

Energy — Alternate Sources (1.62%)
Evergreen Solar Inc (a)(b)	160,100	1,375
First Solar Inc (a)	4,700	1,372
JA Solar Holdings Co Ltd ADR (a)	40,000	961
Sunpower Corp (a)(b)	12,200	1,065
VeraSun Energy Corp (a)(b)	45,700	285

		5,058

Engineering — Research & Development Services (1.16%)
EMCOR Group Inc (a)	58,300	1,461
Foster Wheeler Ltd (a)	9,400	599
Jacobs Engineering Group Inc (a)	18,000	1,554

		3,614

Enterprise Software & Services (1.14%)
Advent Software Inc (a)(b)	18,700	745
Concur Technologies Inc (a)	60,425	2,002
MedAssets Inc (a)	52,600	790

		3,537

Entertainment Software (0.70%)
Activision Inc (a)	80,700	2,183

Filtration & Separation Products (0.54%)
Polypore International Inc (a)	71,501	1,674

Finance — Investment Banker & Broker (0.93%)
Greenhill & Co Inc (b)	32,700	2,127
Jefferies Group Inc	41,000	771

		2,898

Finance — Other Services (0.18%)
Nasdaq OMX Group, Inc (a)	15,500	565

Food — Miscellaneous/Diversified (0.11%)
McCormick & Co Inc/MD	9,400	355

Food — Retail (0.38%)
Whole Foods Market Inc (b)	36,100	1,178

Footwear & Related Apparel (1.51%)
CROCS Inc (a)(b)	306,300	3,128
Deckers Outdoor Corp (a)	11,300	1,560

		4,688

Hazardous Waste Disposal (1.20%)
Clean Harbors Inc (a)	23,000	1,517
EnergySolutions Inc	101,100	2,209

		3,726

Identification Systems — Development (0.12%)
L-1 Identity Solutions Inc (a)(b)	26,720	385

Independent Power Producer (0.48%)
Ormat Technologies Inc (b)	30,500	1,504

Instruments — Scientific (0.13%)
PerkinElmer Inc	15,400	409

Internet Application Software (1.15%)
eResearchTechnology Inc (a)	88,200	1,074
Vocus Inc (a)	90,010	2,502

		3,576

Internet Content — Entertainment (0.19%)
Giant Interactive Group Inc ADR (a)(b)	35,400	577

Internet Infrastructure Equipment (0.58%)
Avocent Corp (a)	91,900	1,793

Investment Management & Advisory Services (3.30%)
Affiliated Managers Group Inc (a)(b)	28,600	2,841
Blackstone Group LP/The (b)	234,900	4,386
Och-Ziff Capital Management Group LLC (b)	121,000	2,349
Waddell & Reed Financial Inc	20,800	704

		10,280

Lasers — Systems & Components (0.19%)
Cymer Inc (a)	15,300	398
Rofin-Sinar Technologies Inc (a)	5,000	190

		588

Leisure & Recreation Products (0.64%)
WMS Industries Inc (a)	55,100	1,994

Lighting Products & Systems (0.52%)
Universal Display Corp (a)(b)	110,300	1,631

Machinery — Construction & Mining (0.91%)
Bucyrus International Inc	22,400	2,821
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund III
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Machinery — General Industry (0.97%)
Chart Industries Inc (a)	74,300	$3,020

Medical — Biomedical/Gene (3.42%)
Affymetrix Inc (a)(b)	262,600	2,865
Alexion Pharmaceuticals Inc (a)(b)	20,400	1,436
American Oriental Bioengmeerrng Inc (a)(b)	67,100	645
Cell Genesys Inc (a)(b)	321,600	1,235
Geron Corp (a)(b)	127,200	600
Illumina Inc (a)(b)	33,200	2,586
Vertex Pharmaceuticals Inc (a)	50,100	1,279

		10,646

Medical — Drugs (3.93%)
Cephalon Inc (a)(b)	100,200	6,253
Cubist Pharmaceuticals Inc (a)(b)	267,700	5,183
Medicis Pharmaceutical Corp	38,500	793

		12,229

Medical — Generic Drugs (0.94%)
Perrigo Co	71,600	2,935

Medical Instruments (1.93%)
Arthrocare Corp (a)(b)	77,100	3,474
Conceptus Inc (a)(b)	46,800	843
NuVasive Inc (a)	44,597	1,702

		6,019

Medical Laboratory & Testing Service (0.47%)
Icon Pic ADR (a)	20,400	1,469

Metal — Iron (0.23%)
Cleveland-Cliffs Inc (b)	4,400	706

Metal Processors & Fabrication (1.46%)
Dynamic Materials Corp	55,961	2,632
Kaydon Corp	36,800	1,927

		4,559

Multimedia (1.00%)
Factset Research Systems Inc (b)	27,600	1,657
Martha Stewart Living Omnimedia (a)(b)	183,600	1,452

		3,109

Networking Products (2.85%)
Polycom Inc (a)	395,900	8,868

Office Furnishings — Original (0.20%)
Herman Miller Inc	27,100	632

Oil — Field Services (2.16%)
Helix Energy Solutions Group Inc (a)	59,800	2,066
Hercules Offshore Inc (a)(b)	61,400	1,618
Superior Energy Services (a)	41,900	1,860
W-H Energy Services Inc (a)	15,400	1,190

		6,734

Oil & Gas Drilling (1.27%)
Atwood Oceanics Inc (a)	39,400	3,967

Oil Company — Exploration & Production (3.39%)
Carrizo Oil & Gas Inc (a)	56,600	3,594
Continental Resources Inc/OK (a)	39,314	1,689
EXCO Resources Inc (a)	97,100	2,167
Whiting Petroleum Corp (a)	40,700	3,114

		10,564

Oil Field Machinery & Equipment (0.65%)
FMC Technologies Inc (a)	30,100	2,023

Patient Monitoring Equipment (0.58%)
Masimo Corp (a)(b)	61,900	1,804

Physical Therapy & Rehabilitation Centers (0.42%)
Psychiatric Solutions Inc (a)	37,400	1,298

Physician Practice Management (0.38%)
Pediatrix Medical Group Inc (a)	17,300	1,177

Printing — Commercial (0.32%)
VistaPrrnt Ltd (a)(b)	29,400	1,000

Property & Casualty Insurance (0.51%)
Amtrust Financial Services Inc	101,100	1,572

Real Estate Management & Services (0.30%)
Jones Lang LaSalle Inc (b)	12,200	947

Real Estate Operator & Developer (0.36%)
Meruelo Maddux Properties Inc (a)	446,100	1,124

Recycling (0.42%)
Metalico Inc (a)(b)	100,651	1,304

REITS — Diversified (0.15%)
Digital Realty Trust Inc	11,700	453

REITS — Regional Malls (0.13%)
Macerich Co/The	5,700	417

Retail — Apparel & Shoe (5.95%)
Chico’s FAS Inc (a)	186,400	1,318
Guess ? Inc	26,600	1,018
Gymboree Corp (a)	25,500	1,102
J Crew Group Inc (a)(b)	65,800	3,125
Lululemon Athletica Inc (a)(b)	29,600	917
Phillips-Van Heusen Corp	38,400	1,621
Quiksilver Inc (a)(b)	744,800	7,247
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund III
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Apparel & Shoe (continued)
Urban Outfitters Inc (a)(b)	63,500	$2,175

		18,523

Retail — Automobile (0.53%)
Copart Inc (a)	40,200	1,643

Retail — Jewelry (0.50%)
Tiffany & Co	35,900	1,563

Retail — Mail Order (0.55%)
Williams-Sonoma Inc (b)	64,300	1,698

Retail — Restaurants (0.25%)
Chipotle Mexican Grill Inc (a)	7,900	775

Savings & Loans — Thrifts (0.55%)
New York Community Bancorp Inc	34,500	644
People’s United Financial Inc	62,300	1,057

		1,701

Schools (1.57%)
American Public Education Inc (a)	26,700	860
Capella Education Co (a)(b)	10,665	688
DeVry Inc	12,500	713
INVESTools Inc (a)(b)	65,300	757
Strayer Education Inc	10,100	1,875

		4,893

Semiconductor Component — Integrated Circuits (1.06%)
TriQuint Semiconductor Inc (a)	502,600	3,312

Semiconductor Equipment (1.68%)
ATMI Inc (a)	46,900	1,381
Novellus Systems Inc (a)	24,800	542
Teradyne Inc (a)	111,500	1,482
Veeco Instruments Inc (a)(b)	96,850	1,823

		5,228

Telecommunication Equipment (0.31%)
Nice Systems Ltd ADR (a)	30,300	965

Telecommunication Services (1.07%)
Clearwire Corp (a)(b)	220,400	3,337

Therapeutics (3.63%)
BioMarm Pharmaceutical Inc (a)	83,200	3,034
CV Therapeutics Inc (a)(b)	277,100	2,535
Medarex Inc (a)(b)	610,000	4,374
United Therapeutics Corp (a)	16,000	1,352

		11,295

Transactional Software (1.66%)
Longtop Financial Technologies Ltd ADR (a)(b)	48,800	973
Solera Holdings Inc (a)	122,000	3,149
Synchronoss Technologies Inc (a)(b)	26,500	553
Yucheng Technologies Ltd (a)	32,495	490

		5,165

Transport — Marine (0.36%)
Gulfmark Offshore Inc (a)	18,700	1,118

Transport — Services (0.74%)
Expeditors International Washington Inc	49,700	2,316

Transport — Truck (0.42%)
JB Hunt Transport Services Inc	18,300	622
Landstar System Inc	13,300	691

		1,313

Web Hosting & Design (0.19%)
Equinix Inc (a)(b)	6,500	588

Web Portals (0.41%)
Netease.com ADR(a)(b)	56,500	1,261

Wireless Equipment (1.65%)
RF Micro Devices Inc (a)(b)	964,900	3,252
SBA Communications Corp (a)	58,400	1,888

		5,140

X-Ray Equipment (0.29%)
Hologic Inc (a)	31,200	911

TOTAL COMMON STOCKS		$306,702

CONVERTIBLE PREFERRED STOCKS (0.33%)
Commercial Banks (0.33%)
East West Bancorp Inc (a)	929	1,019

TOTAL CONVERTIBLE PREFERRED STOCKS		$1,019

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (21.99%)
Finance — Investment Banker & Broker (21.56%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $67,849,000; 0.00% — 7.625%; dated 05/12/08-03/14/36) (c)	$67,121	$67,117

Money Center Banks (0.43%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $691,000; 2.19%; dated 01/23/09)	671	671
See accompanying notes

Schedule of Investments
Partners SmallCap Growth Fund III
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (continued)
Money Center Banks (continued)
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $691,000; 0.00% — 5.36%; dated 05/16/08—04/15/18)	$671	$671

		1,342

TOTAL REPURCHASE AGREEMENTS		$68,459

Total Investments		$376,180
Liabilities in Excess of Other Assets, Net — (20.84)%		(64,880)

TOTAL NET ASSETS — 100.00%		$311,300

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$30,918
Unrealized Depreciation	(51,636)

Net Unrealized Appreciation (Depreciation)	(20,718)
Cost for federal income tax purposes	396,898

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Financial	30.81%
Consumer, Non-cyclical	20.97%
Technology	18.89%
Industrial	15.04%
Consumer, Cyclical	12.02%
Communications	11.49%
Energy	9.78%
Utilities	1.05%
Basic Materials	0.79%
Liabilities in Excess of Other Assets, Net	(20.84%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.27%)
Advanced Materials & Products (0.04%)
Ceradyne Inc (a)	1,500	$58

Aerospace & Defense (0.02%)
Esterline Technologies Corp (a)	500	28

Aerospace & Defense Equipment (0.87%)
Curtiss-Wright Corp	1,800	85
DRS Technologies Inc	15,572	972
Kaman Corp	3,453	94
Moog Inc (a)	2,719	117
Triumph Group Inc	1,693	100

		1,368

Agricultural Chemicals (0.40%)
CF Industries Holdings Inc	2,700	361
UAP Holding Corp	6,934	270

		631

Agricultural Operations (0.04%)
Andersons Inc/The	1,200	55

Airlines (0.08%)
Alaska Air Group Inc (a)(b)	5,155	111
ExpressJet Holdings Inc (a)(b)	6,500	19

		130

Applications Software (0.54%)
American Reprographics Co (a)	53,280	846

Athletic Equipment (0.00%)
Nautilus Inc (b)	500	2

Auction House & Art Dealer (0.00%)
Sotheby’s	100	3

Audio & Video Products (0.02%)
Audiovox Corp (a)(b)	1,600	17
Universal Electronics Inc (a)	700	18

		35

Auto/Truck Parts & Equipment — Original (0.14%)
ArvinMeritor Inc	100	1
Lear Corp (a)	1,749	50
Spartan Motors Inc	200	2
Tenneco Inc (a)	1,333	34
Titan International Inc (b)	3,676	131

		218

Auto/Truck Parts & Equipment — Replacement (0.01%)
Exide Technologies (a)(b)	500	7
Standard Motor Products Inc	1,500	9

		16

B2B — E-Commerce (0.01%)
i2 Technologies Inc (a)	1,400	15

Batteries & Battery Systems (1.29%)
Greatbatch Inc (a)	111,642	2,030

Broadcasting Services & Programming (0.04%)
CKX Inc (a)	2,800	25
Gray Television Inc	8,200	39

		64

Building — Residential & Commercial (0.52%)
Amrep Corp (b)	1,000	52
Beazer Homes USA Inc (b)	800	9
Meritage Homes Corp (a)(b)	400	8
Ryland Group Inc (b)	23,457	750

		819

Building & Construction — Miscellaneous (1.47%)
Dycom Industries Inc (a)	160,386	2,306

Building & Construction Products — Miscellaneous (0.00%)
Drew Industries Inc (a)	200	5

Building Products — Air & Heating (0.00%)
Comfort Systems USA Inc	100	1

Building Products — Cement & Aggregate (0.10%)
Texas Industries Inc (b)	1,921	149

Cable TV (0.02%)
Charter Communications Inc (a)(b)	25,600	27

Capacitors (0.02%)
Kemet Corp (a)(b)	9,000	37

Chemicals — Diversified (0.12%)
FMC Corp	2,600	163
Innospec Inc	1,100	23

		186

Chemicals — Specialty (3.40%)
Arch Chemicals Inc	2,820	96
Cytec Industries Inc	41,486	2,448
HB Fuller Co	79,974	1,846
Minerals Technologies Inc	2,297	156
NewMarket Corp	9,332	606
OM Group Inc (a)	1,800	98
Symyx Technologies (a)(b)	11,568	87

		5,337

Circuit Boards (0.01%)
Park Electrochemical Corp	600	16
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Circuit Boards (continued)
TTM Technologies Inc (a)	200	$3

		19

Coal (0.07%)
Alpha Natural Resources Inc (a)	1,200	58
International Coal Group Inc (a)(b)	6,500	52

		110

Coffee (0.02%)
Peet’s Coffee & Tea Inc (a)(b)	1,500	35

Collectibles (0.70%)
RC2 Corp (a)	59,618	1,103

Commercial Banks (3.66%)
Bancfirst Corp	1,900	83
Cathay General Bancorp (b)	1,000	17
Centennial Bank Holdings Inc (a)	6,000	38
Central Pacific Financial Corp	3,700	68
Chemical Financial Corp	700	17
Citizens Republic Bancorp Inc	5,472	45
Community Bank System Inc	1,800	46
Corus Bankshares Inc (b)	3,391	25
East West Bancorp Inc	1,200	17
First Bancorp/Puerto Rico	10,600	109
First Charter Corp	341	10
First Community Bancorp Inc/CA	1,300	28
First Midwest Bancorp Inc/IL	4,900	125
FNB Corp/PA	2,368	37
Frontier Financial Corp (b)	2,100	34
Glacier Bancorp Inc (b)	2,500	51
Hancock Holding Co	3,000	124
Independent Bank Corp/MI	1,400	11
International Bancshares Corp	400	10
MB Financial Inc	2,400	69
Old Second Bancorp Inc	1,183	29
Pacific Capital Bancorp NA (b)	1,100	22
Prosperity Bancshares Inc	7,400	229
S&T Bancorp Inc	2,300	78
South Financial Group Inc/The (b)	3,900	24
Sterling Bancshares Inc/TX	152,300	1,582
Sterling Financial Corp/WA	2,924	36
Susquehanna Bancshares Inc	1,400	28
SVB Financial Group (a)(b)	6,529	318
Texas Capital Bancshares Inc (a)	9,300	172
Trustmark Corp (b)	3,680	80
UCBH Holdings Inc	239,482	1,743
UMB Financial Corp	1,000	50
Umpqua Holdings Corp (b)	5,000	74
W Holding Co Inc	27,472	29
Westamerica Bancorporation	1,200	70
Wilshire Bancorp Inc	3,300	27
Wintrust Financial Corp	5,835	185

		5,740

Commercial Services (1.18%)
ICT Group Inc (a)(b)	2,100	23
Live Nation Inc (a)(b)	2,000	28
PeopleSupport Inc (a)	2,966	29
Quanta Services Inc (a)(b)	65,100	1,728
Source Interlink Cos Inc (a)(b)	8,500	12
TeleTech Holdings Inc (a)	1,628	37

		1,857

Commercial Services — Finance (0.04%)
Deluxe Corp	1,400	30
Heartland Payment Systems Inc	1,295	28

		58

Computer Aided Design (0.05%)
Ansys Inc (a)	2,100	84

Computer Services (2.02%)
Ciber Inc (a)	10,098	63
Perot Systems Corp (a)	6,000	94
SYKES Enterprises Inc (a)	181,340	3,014

		3,171

Computer Software (0.08%)
Avid Technology Inc (a)(b)	4,300	90
Omniture Inc (a)	1,807	41

		131

Computers — Integrated Systems (0.03%)
Agilysys Inc	3,623	40

Computers — Peripheral Equipment (1.90%)
Electronics for Imaging Inc (a)	206,325	2,975

Consulting Services (2.75%)
CRA International Inc (a)	6,020	208
FTI Consulting Inc (a)	1,200	77
Navigant Consulting Inc (a)(b)	196,697	3,957
SAIC Inc (a)	912	17
Watson Wyatt Worldwide Inc	800	47

		4,306

Consumer Products — Miscellaneous (0.10%)
Blyth Inc	1,231	21
Central Garden and Pet Co — A Shares (a)	5,437	27
Tupperware Brands Corp	2,624	103

		151

Containers — Metal & Glass (0.01%)
Silgan Holdings Inc	362	19
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diagnostic Kits (0.08%)
Inverness Medical Innovations Inc (a)	3,211	$119

Disposable Medical Products (0.01%)
Merit Medical Systems Inc (a)	1,500	22

Distribution & Wholesale (0.85%)
Owens & Minor Inc	3,100	141
Scansource Inc (a)(b)	39,761	993
United Stationers Inc (a)	4,700	207

		1,341

Diversified Manufacturing Operations (0.95%)
Actuant Corp (b)	29,194	989
Acuity Brands Inc	1,000	48
AO Smith Corp	3,173	98
Blount International Inc (a)	2,600	32
EnPro Industries Inc (a)	2,995	109
Griffon Corp (a)	4,000	37
Koppers Holdings Inc	343	17
Matthews International Corp	2,400	119
Tredegar Corp	2,475	40

		1,489

Drug Delivery Systems (0.01%)
Penwest Pharmaceuticals Co (a)	6,700	20

E-Commerce — Products (0.09%)
Blue Nile Inc (a)(b)	800	40
Stamps com Inc (a)	6,850	94

		134

E-Commerce — Services (0.15%)
Move Inc (a)	17,418	55
NetFlix Inc (a)(b)	2,522	81
Priceline.com Inc (a)(b)	800	102

		238

Electric — Integrated (2.22%)
Allete Inc	34,285	1,432
Black Hills Corp	4,402	172
Cleco Corp	1,100	26
El Paso Electric Co (a)	11,123	251
Idacorp Inc	9,178	298
Northwestern Corp	4,560	113
PNM Resources Inc	63,334	918
Portland General Electric Co	3,900	94
UIL Holdings Corp	4,678	146
Unisource Energy Corp	940	29

		3,479

Electric Products — Miscellaneous (0.04%)
GrafTech International Ltd (a)	2,900	57

Electronic Components — Miscellaneous (1.70%)
Benchmark Electronics Inc (a)	142,050	2,526
CTS Corp	3,400	38
OSI Systems Inc (a)(b)	1,087	26
Rogers Corp (a)(b)	2,000	64
Technitrol Inc	800	17

		2,671

Electronic Components — Semiconductors (0.29%)
Actel Corp (a)	4,300	71
Microsemi Corp (a)(b)	2,676	66
Monolithic Power Systems Inc (a)	2,412	55
Omnivision Technologies Inc (a)	1,632	26
PLX Technology Inc (a)	2,600	22
Skyworks Solutions Inc (a)	500	4
Syntax-Brillian Corp (a)(b)	34,200	42
Volterra Semiconductor Corp (a)(b)	7,110	107
Zoran Corp (a)	4,077	54

		447

Electronic Measurement Instruments (0.11%)
Analogic Corp	1,200	69
Itron Inc (a)(b)	1,100	102

		171

Energy — Alternate Sources (0.02%)
Sunpower Corp (a)(b)	300	26

Engineering — Research & Development Services (0.38%)
EMCOR Group Inc (a)	23,418	587
URS Corp (a)	100	4

		591

Engines — Internal Combustion (0.10%)
Briggs & Stratton Corp (b)	10,200	155

Enterprise Software & Services (0.10%)
Mantech International Corp (a)	2,100	100
Sybase Inc (a)	200	6
SYNNEX Corp (a)	1,900	46

		152

Environmental Consulting & Engineering (1.70%)
Tetra Tech Inc (a)(b)	126,454	2,672

Fiduciary Banks (0.00%)
Boston Private Financial Holdings Inc	700	7

Finance — Consumer Loans (0.01%)
Asta Funding Inc	900	13

Finance — Investment Banker & Broker (0.30%)
Friedman Billings Ramsey Group Inc	10,099	25
Investment Technology Group Inc (a)	3,320	160
Knight Capital Group Inc (a)	2,600	49
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
LaBranche & Co Inc (a)	3,800	$24
Penson Worldwide Inc (a)	1,400	15
Piper Jaffray Cos (a)	1,549	58
Stifel Financial Corp (a)	1,500	71
SWS Group Inc	4,900	64

		466

Finance — Leasing Company (0.96%)
Financial Federal Corp	64,781	1,513

Finance — Mortgage Loan/Banker (0.53%)
Centerline Holding Co (b)	100	—
IndyMac Bancorp Inc (b)	254,569	828

		828

Finance — Other Services (0.11%)
Asset Acceptance Capital Corp (b)	4,700	56
FCStone Group Inc (a)(b)	1,200	50
Nasdaq OMX Group, Inc (a)	1,890	69

		175

Financial Guarantee Insurance (0.03%)
Assured Guaranty Ltd	1,300	33
Triad Guaranty Inc (a)(b)	2,760	6

		39

Food — Miscellaneous/Diversified (1.92%)
Corn Products International Inc	5,074	235
Ralcorp Holdings Inc (a)	45,606	2,784

		3,019

Food — Retail (0.05%)
Ruddick Corp	1,900	74

Food — Wholesale & Distribution (0.06%)
Nash Finch Co	940	34
Spartan Stores Inc	2,250	47
United Natural Foods Inc (a)(b)	600	12

		93

Footwear & Related Apparel (2.50%)
Deckers Outdoor Corp (a)	1,000	138
Heelys Inc (a)(b)	44	—
Iconix Brand Group Inc (a)(b)	700	11
Wolverine World Wide Inc	131,429	3,778

		3,927

Funeral Services & Related Items (0.02%)
Stewart Enterprises Inc	4,800	33

Gas — Distribution (1.41%)
New Jersey Resources Corp	22,203	707
Northwest Natural Gas Co	1,655	74
WGL Holdings Inc	43,674	1,433

		2,214

Golf (0.45%)
Callaway Golf Co	51,688	710

Hazardous Waste Disposal (0.07%)
Clean Harbors Inc (a)(b)	1,554	103

Home Furnishings (0.04%)
Furniture Brands International Inc (b)	4,526	61
Kimball International Inc	400	4

		65

Human Resources (0.08%)
Kelly Services Inc	4,730	105
Kforce Inc (a)	2,883	24

		129

Identification Systems — Development (0.05%)
Brady Corp	800	27
Checkpoint Systems Inc (a)(b)	1,831	48

		75

Industrial Automation & Robots (0.04%)
Cognex Corp	267	6
Gerber Scientific Inc (a)	5,800	54

		60

Instruments — Scientific (0.12%)
Vanan Inc (a)	3,625	185

Insurance Brokers (0.97%)
Hilb Rogal & Hobbs Co	52,657	1,523

Internet Application Software (0.07%)
Art Technology Group Inc (a)	15,500	56
RealNetworks Inc (a)(b)	7,865	48

		104

Internet Content — Information & News (0.01%)
CNET Networks Inc (a)(b)	2,200	17

Internet Incubators (0.02%)
CMGI Inc (a)	2,700	37

Internet Infrastructure Equipment (1.76%)
Avocent Corp (a)	141,724	2,765

Internet Infrastructure Software (0.03%)
TIBCO Software Inc (a)	5,900	45

Intimate Apparel (0.10%)
Warnaco Group Inc/The (a)	3,552	164
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Investment Companies (0.14%)
Apollo Investment Corp (b)	3,300	$53
Gladstone Capital Corp	5,784	109
Hercules Technology Growth Capital Inc	2,700	27
MCG Capital Corp	4,300	33
Prospect Capital Corp	100	2

		224

Investment Management & Advisory Services (0.31%)
Affiliated Managers Group Inc (a)(b)	1,500	149
GAMCO Investors Inc	2,268	104
National Financial Partners Corp (b)	5,078	137
Waddell & Reed Financial Inc	2,600	88

		478

Lasers — Systems & Components (1.27%)
Cymer Inc (a)(b)	76,670	1,993

Life & Health Insurance (1.26%)
American Equity Investment Life Holding	69	1
Delphi Financial Group Inc	9,050	246
Phoenix Cos Inc/The	16,257	211
StanCorp Financial Group Inc	29,113	1,492
Universal American Corp (a)	2,700	29

		1,979

Machinery — Electrical (1.11%)
Regal-Beloit Corp	46,738	1,734

Machinery — Farm (0.14%)
AGCO Corp (a)	3,135	189
Lindsay Corp (b)	300	31

		220

Machinery — General Industry (0.26%)
Albany International Corp	2,000	73
Gardner Denver Inc (a)	4,640	215
Robbins & Myers Inc	600	24
Wabtec Corp	2,400	103

		415

Machinery — Material Handling (0.01%)
Cascade Corp	322	14

Machinery — Pumps (0.00%)
Tecumseh Products Co (a)	200	6

Medical — Biomedical/Gene (0.18%)
Arena Pharmaceuticals Inc (a)(b)	6,100	34
KeryxBiopharmaceuticals Inc (a)	1,500	1
Lifecell Corp (a)	3,100	157
Martek Biosciences Corp (a)(b)	1,600	56
Momenta Pharmaceuticals Inc (a)(b)	1,700	24
Omrix Biopharmaceuticals Inc (a)	500	8

		280

Medical — Drugs (1.90%)
Medicis Pharmaceutical Corp	500	10
Sciele Pharma Inc (a)(b)	153,835	2,965

		2,975

Medical — Generic Drugs (0.15%)
Perrigo Co	5,800	238

Medical — HMO (0.97%)
AMERIGROUP Corp (a)	974	25
Molina Healthcare Inc (a)(b)	60,070	1,492

		1,517

Medical — Hospitals (2.07%)
LifePoint Hospitals Inc (a)	107,583	3,240

Medical — Nursing Homes (0.91%)
Kindred Healthcare Inc (a)	60,100	1,426

Medical — Outpatient & Home Medical Care (1.73%)
Amsurg Corp (a)	104,309	2,664
Res-Care Inc (a)	3,314	54

		2,718

Medical Instruments (0.08%)
Angiodynamics Inc (a)	500	7
ConmedCorp (a)	1,600	41
Datascope Corp	1,400	52
Symmetry Medical Inc (a)	1,400	20

		120

Medical Laser Systems (0.01%)
Palomar Medical Technologies Inc (a)(b)	1,300	18

Medical Products (0.03%)
Mentor Corp (b)	700	21
Northstar Neuroscience Inc (a)(b)	13,400	24

		45

Metal — Iron (0.02%)
Cleveland-Cliffs Inc	159	25

Miscellaneous Manufacturers (0.04%)
Aptargroup Inc	1,400	62

Motion Pictures & Services (2.05%)
Macrovision Corp (a)(b)	204,037	3,220

Multi-Line Insurance (1.81%)
HCC Insurance Holdings Inc	111,618	2,755
Horace Mann Educators Corp	3,300	56
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Multi-Line Insurance (continued)
United Fire & Casualty Co	1,046	$34

		2,845

Networking Products (1.53%)
3Com Corp (a)	9,900	24
Anixter International Inc (a)	40,258	2,293
Black Box Corp	2,694	80

		2,397

Non-Ferrous Metals (0.01%)
RTI International Metals Inc (a)	200	8

Non-Hazardous Waste Disposal (0.04%)
Waste Connections Inc (a)	1,850	59

Office Automation & Equipment (0.03%)
IKON Office Solutions Inc	4,310	47

Office Furnishings — Original (0.02%)
Herman Miller Inc	1,600	37

Office Supplies & Forms (0.03%)
Ennis Inc	2,900	49

Oil - Field Services (3.68%)
Basic Energy Services Inc (a)(b)	819	19
Exterran Holdings Inc (a)	5,923	396
Oil States International Inc (a)	82,221	4,116
SEACOR Holdings Inc (a)(b)	14,556	1,239
Superior Offshore International Inc (a)	8,322	1

		5,771

Oil & Gas Drilling (3.70%)
Bronco Drilling Co Inc (a)	1,000	17
Helmerich & Payne Inc	57,434	3,087
Pioneer Drilling Co (a)(b)	164,891	2,693

		5,797

Oil Company — Exploration & Production (0.83%)
ATP Oil & Gas Corp (a)	1,600	46
Brigham Exploration Co (a)	3,500	33
Edge Petroleum Corp (a)(b)	8,000	42
Encore Acquisition Co (a)	1,957	89
Energy Partners Ltd (a)	1,700	21
GeoGlobal Resources Inc (a)(b)	7,200	17
GeoMet Inc (a)(b)	6,500	44
GMX Resources Inc (a)(b)	1,100	40
Harvest Natural Resources Inc (a)(b)	4,425	42
McMoRan Exploration Co (a)(b)	5,200	143
Meridian Resource Corp (a)	18,444	39
Perm Virginia Corp	900	47
PetroHawk Energy Corp (a)	4,700	111
Petroleum Development Corp (a)	2,600	196
Swift Energy Co (a)	2,900	151
Vaalco Energy Inc (a)	21,200	137
Whiting Petroleum Corp (a)	1,400	107

		1,305

Oil Field Machinery & Equipment (0.03%)
CARBO Ceramics Inc	900	43

Paper & Related Products (0.00%)
Xerium Technologies Inc	1,400	2

Physical Therapy & Rehabilitation Centers (0.46%)
Psychiatric Solutions Inc (a)	20,600	715

Pipelines (0.02%)
Crosstex Energy Inc (b)	800	28

Pollution Control (0.00%)
Fuel Tech Inc (a)	200	5

Printing — Commercial (1.58%)
Bowne & Co Inc	1,018	17
Valassis Communications Inc (a)(b)	173,600	2,465

		2,482

Private Corrections (0.13%)
Corrections Corp of America (a)	7,894	201

Property & Casualty Insurance (2.23%)
FPIC Insurance Group Inc (a)	700	33
Harleysville Group Inc	1,100	40
Philadelphia Consolidated Holding Co (a)	3,000	111
PMA Capital Corp (a)	8,029	74
RLI Corp	18,171	872
Safety Insurance Group Inc	2,789	100
Selective Insurance Group	88,882	1,895
Stewart Information Services Corp	900	22
Tower Group Inc	3,296	77
Zenith National Insurance Corp	7,472	278

		3,502

Publishing — Books (0.03%)
Scholastic Corp (a)	1,906	54

Radio (0.05%)
Citadel Broadcasting Corp	9,700	13
Cox Radio Inc (a)	4,950	58

		71

Real Estate Management & Services (0.14%)
Jones Lang LaSalle Inc	2,880	224
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Recreational Vehicles (0.00%)
Arctic Cat Inc	100	$1

Reinsurance (0.12%)
Aspen Insurance Holdings Ltd	1,600	41
IPC Holdings Ltd	3,600	105
Platinum Underwriters Holdings Ltd	1,300	47

		193

REITS — Apartments (0.04%)
American Campus Communities Inc	900	27
Home Properties Inc (b)	600	32

		59

REITS — Diversified (0.10%)
Entertainment Properties Trust	2,000	107
PS Business Parks Inc	900	51

		158

REITS — Healthcare (0.36%)
Medical Properties Trust Inc	944	11
Nationwide Health Properties Inc	1,800	65
Omega Healthcare Investors Inc	5,900	103
Senior Housing Properties Trust	13,337	319
Universal Health Realty Income Trust	1,982	67

		565

REITS — Hotels (0.18%)
Ashford Hospitality Trust Inc	9,500	55
LaSalle Hotel Properties	7,290	234

		289

REITS — Manufactured Homes (0.05%)
Equity Lifestyle Properties Inc	1,714	85

REITS — Mortgage (0.12%)
Alesco Financial Inc	4,351	15
Anworth Mortgage Asset Corp	5,700	38
Deerfield Capital Corp (b)	8,900	12
MFA Mortgage Investments Inc	7,400	52
RAIT Financial Trust (b)	2,200	17
Redwood Trust Inc (b)	1,800	60

		194

REITS — Office Property (0.14%)
Alexandria Real Estate Equities Inc	1,511	159
Franklin Street Properties Corp	1,100	16
Highwoods Properties Inc	1,100	38

		213

REITS — Regional Malls (0.06%)
Pennsylvania Real Estate Investment Trust	3,900	98

REITS — Single Tenant (0.07%)
National Retail Properties Inc	1,207	28
Realty Income Corp (b)	3,177	83

		111

REITS — Storage (0.04%)
Sovran Self Storage Inc	1,440	64

REITS — Warehouse & Industrial (0.06%)
EastGroup Properties Inc	1,290	62
First Industrial Realty Trust Inc (b)	1,324	40

		102

Rental — Auto & Equipment (0.58%)
Aaron Rents Inc	3,100	77
Dollar Thrifty Automotive Group (a)	100	1
H&E Equipment Services Inc (a)	1,200	16
Mcgrath Rentcorp	2,200	57
Rent-A-Center Inc/TX (a)	1,865	40
United Rentals Inc (a)	37,710	711

		902

Resorts & Theme Parks (0.04%)
Bluegreen Corp (a)(b)	9,422	66

Retail — Apparel & Shoe (2.07%)
Brown Shoe Co Inc	80,790	1,348
Columbia Sportswear Co (b)	1,000	42
Finish Line	2,100	14
Jos A Bank Clothiers Inc (a)(b)	800	20
Pacific Sunwear Of California (a)(b)	135,074	1,811
Under Armour Inc (a)(b)	400	13

		3,248

Retail — Automobile (1.54%)
Group 1 Automotive Inc (b)	90,740	2,421

Retail — Bookstore (0.00%)
Borders Group Inc (b)	700	4

Retail — Hair Salons (0.14%)
Regis Corp	7,552	221

Retail — Home Furnishings (0.42%)
Pier 1 Imports Inc (a)(b)	83,835	654

Retail — Jewelry (0.72%)
Zale Corp (a)(b)	54,671	1,133

Retail — Miscellaneous/Diversified (0.03%)
NexCen Brands Inc (a)(b)	17,800	54

Retail — Perfume & Cosmetics (0.02%)
Sally Beauty Holdings Inc (a)(b)	4,921	30
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Regional Department Store (0.03%)
Bon-Ton Stores Inc/The (b)	5,000	$44

Retail — Restaurants (1.67%)
CEC Entertainment Inc (a)	53,082	1,975
Jack in the Box Inc (a)	900	24
O’Charleys Inc	52,084	604
Red Robin Gourmet Burgers Inc (a)(b)	400	16

		2,619

Retail — Sporting Goods (0.91%)
Cabela’s Inc (a)(b)	105,710	1,430

Savings & Loans — Thrifts (4.38%)
Astoria Financial Corp	30,411	721
BankAtlantic Bancorp Inc	800	2
BankUnited Financial Corp (b)	165,953	652
First Niagara Financial Group Inc	163,064	2,353
Flagstar Bancorp Inc (b)	174,864	1,070
Franklin Bank Corp/Houston TX (a)(b)	4,900	8
NewAlliance Bancshares Inc	7,400	100
PFF Bancorp Inc (b)	3,900	15
Provident Financial Services Inc	2,300	35
Provident New York Bancorp	2,890	39
Washington Federal Inc	78,721	1,874
Washington Mutual Inc — Warrants (a)	3,800	1

		6,870

Semiconductor Component — Integrated Circuits (0.02%)
Standard Microsystems Corp (a)	800	24

Semiconductor Equipment (2.64%)
Brooks Automation Inc (a)	3,400	35
Entegris Inc (a)	12,286	93
Mattson Technology Inc (a)	2,100	10
MKS Instruments Inc (a)	100,819	2,304
Photronics Inc (a)	158,767	1,683
Tessera Technologies Inc (a)(b)	1,100	22

		4,147

Steel — Producers (0.06%)
AK Steel Holding Corp	803	50
Schnitzer Steel Industries Inc	500	44

		94

Steel Pipe & Tube (0.03%)
Mueller Water Products Inc — Class A	6,700	54

Sugar (0.02%)
Imperial Sugar Co (b)	1,730	27

Telecommunication Equipment (3.03%)
Adtran Inc	102,714	2,430
Plantronics Inc	90,770	2,261
Utstarcom Inc (a)(b)	16,935	55

		4,746

Telecommunication Equipment — Fiber Optics (0.00%)
Oplink Communications Inc (a)	700	7

Telecommunication Services (0.08%)
MasTec Inc (a)(b)	3,000	25
SAVVIS Inc (a)(b)	672	10
Time Warner Telecom Inc (a)	2,100	41
USA Mobility Inc (a)	5,900	42

		118

Telephone — Integrated (0.13%)
Alaska Communications Systems Group Inc	5,066	56
Cincinnati Bell Inc (a)	33,143	154

		210

Tobacco (0.14%)
Universal Corp/Richmond VA	3,477	223

Toys (0.03%)
Jakks Pacific Inc (a)	2,100	49

Transport — Air Freight (0.02%)
ABX Holdings Inc (a)	11,022	30

Transport — Equipment & Leasing (1.70%)
GATX Corp	60,663	2,669

Transport — Marine (1.33%)
Eagle Bulk Shipping Inc (b)	1,300	38
Genco Shipping & Trading Ltd (b)	3,255	220
Gulfmark Offshore Inc (a)	29,110	1,741
TBS International Ltd (a)(b)	2,200	89

		2,088

Transport — Rail (0.02%)
Genesee & Wyoming Inc (a)(b)	700	25

Transport — Services (0.03%)
HUB Group Inc (a)	1,500	49

Transport — Truck (1.18%)
Arkansas Best Corp	1,600	63
Heartland Express Inc (b)	112,420	1,739
Old Dominion Freight Line Inc (a)	700	22
Werner Enterprises Inc	1,100	21

		1,845

Water (0.06%)
California Water Service Group	1,338	52
Pico Holdings Inc (a)	1,200	42

		94

See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Web Hosting & Design (0.06%)
Equinix Inc (a)(b)	1,000	$90

Wire & Cable Products (1.53%)
Belden Inc	70,100	2,365
General Cable Corp (a)	558	38

		2,403

TOTAL COMMON STOCKS		$155,741

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (16.40%)
Finance — Investment Banker & Broker (16.40%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $26,004,000; 0.00% - 7.625%; dated 05/12/08-03/14/36) (c)	$25,725	$25,724

TOTAL REPURCHASE AGREEMENTS		$25,724

Total Investments		$181,465
Liabilities in Excess of Other Assets, Net — (15.67)%		(24,589)

TOTAL NET ASSETS — 100.00%		$156,876

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$21,746
Unrealized Depreciation	(28,740)

Net Unrealized Appreciation (Depreciation)	(6,994)
Cost for federal income tax purposes	188,459

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Financial	34.60%
Industrial	17.79%
Consumer, Non-cyclical	17.31%
Consumer, Cyclical	15.15%
Energy	8.34%
Technology	7.69%
Communications	7.10%
Basic Materials	4.00%
Utilities	3.69%
Liabilities in Excess of Other Assets, Net	(15.67%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.85%)
Advanced Materials & Products (0.25%)
Ceradyne Inc (a)(b)	26,900	$1,048

Aerospace & Defense (0.24%)
Esterline Technologies Corp (a)(b)	18,000	1,002

Aerospace & Defense Equipment (1.01%)
Curtiss-Wright Corp	31,700	1,505
DRS Technologies Inc	8,000	500
Ducommun Inc (b)	15,200	495
Kaman Corp	13,500	366
Moog Inc (b)	11,750	507
Triumph Group Inc	14,600	859

		4,232

Agricultural Chemicals (1.80%)
CF Industries Holdings Inc	50,300	6,724
UAP Holding Corp	21,900	852

		7,576

Agricultural Operations (0.11%)
Andersons Inc/The	10,300	468

Airlines (0.55%)
Republic Airways Holdings Inc (b)	79,200	1,335
Skywest Inc	51,100	973

		2,308

Apparel Manufacturers (0.20%)
Maidenform Brands Inc (b)	52,300	780
Oxford Industries Inc	2,600	72

		852

Applications Software (0.21%)
American Reprographics Co (a)(b)	16,750	266
Progress Software Corp (b)	14,300	432
Quest Software Inc (b)	15,500	207

		905

Auction House & Art Dealer (0.17%)
Sotheby’s	26,400	731

Auto/Truck Parts & Equipment — Original (0.58%)
American Axle & Manufacturing Holdings	12,800	258
Lear Corp (a)(b)	59,800	1,708
Tenneco Inc (a)(b)	18,100	463

		2,429

Auto/Truck Parts & Equipment — Replacement (0.52%)
Aftermarket Technology Corp (b)	92,350	2,116
Standard Motor Products Inc	12,300	75

		2,191

B2B — E-Commerce (0.06%)
Ariba Inc (a)(b)	20,400	242

Batteries & Battery Systems (0.22%)
EnerSys (b)	22,900	536
Greatbatch Inc (a)(b)	22,100	402

		938

Broadcasting Services & Programming (0.23%)
DG FastChannel Inc (a)(b)	52,000	970

Building — Heavy Construction (0.19%)
Perini Corp (b)	21,800	789

Building — Maintenance & Service (0.14%)
ABM Industries Inc	29,100	609

Building & Construction — Miscellaneous (0.13%)
Layne Christensen Co (b)	12,800	546

Building & Construction Products — Miscellaneous (0.21%)
NCI Building Systems Inc (a)(b)	12,400	299
Quanex Building Products Corp	34,225	582

		881

Building Products — Air & Heating (0.25%)
Comfort Systems USA Inc	76,850	1,045

Building Products — Doors & Windows (0.23%)
Apogee Enterprises Inc	43,200	964

Building Products — Wood (0.11%)
Universal Forest Products Inc	13,300	462

Casino Hotels (0.06%)
Monarch Casino & Resort Inc (b)	19,200	254

Cellular Telecommunications (0.44%)
Centennial Communications Corp (a)(b)	164,400	996
Syniverse Holdings Inc (a)(b)	54,200	852

		1,848

Chemicals — Diversified (0.43%)
Innospec Inc	19,400	395
Olin Corp	28,800	581
Rockwood Holdings Inc (b)	23,100	853

		1,829

Chemicals — Plastics (0.16%)
Schulman A Inc	21,550	457
Spartech Corp	24,600	220

		677

Chemicals — Specialty (2.71%)
Arch Chemicals Inc	19,700	671
HB Fuller Co	103,650	2,392
Hercules Inc	71,000	1,335
Minerals Technologies Inc	6,700	454
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Chemicals — Specialty (continued)
NewMarket Corp	14,200	$922
OM Group Inc (b)	34,200	1,873
Sensient Technologies Corp	42,500	1,265
Terra Industries Inc (a)(b)	43,500	1,647
WR Grace & Co (a)(b)	26,000	659
Zep Inc	13,050	194

		11,412

Circuit Boards (0.30%)
Park Electrochemical Corp	37,000	1,003
TTM Technologies Inc (a)(b)	20,400	271

		1,274

Collectibles (0.08%)
RC2 Corp (a)(b)	17,400	322

Commercial Banks (9.17%)
1st Source Corp	11,090	220
Amcore Financial Inc	11,900	148
AmericanWest Bancorp	4,200	15
Ameris Bancorp	14,860	223
Bancfirst Corp	9,100	398
Banco Latinoamericano de Exportaciones	16,000	301
Banner Corp	5,100	110
Capital Corp of the West	1,440	10
Capitol Bancorp Ltd (a)	11,100	191
Cascade Bancorp (a)	37,350	341
Cathay General Bancorp (a)	11,200	191
Central Pacific Financial Corp	34,000	624
Chemical Financial Corp	15,456	375
Citizens Republic Bancorp Inc	44,574	368
City Bank/Lynnwood WA	17,850	323
City Holding Co	30,300	1,260
Colonial BancGroup Inc/The (a)	43,300	352
Columbia Banking System Inc	12,535	339
Community Bancorp/NV (a)(b)	7,400	82
Community Bank System Inc	35,600	907
Community Trust Bancorp Inc	29,687	892
Corus Bankshares Inc (a)	108,000	792
Cullen/Frost Bankers Inc	20,000	1,116
CVB Financial Corp (a)	71,910	826
East West Bancorp Inc	27,000	385
First Bancorp/Puerto Rico (a)	50,800	523
First Bancorp/Troy NC (a)	7,000	132
First Commonwealth Financial Corp	36,800	458
First Community Bancorp Inc/CA	14,700	316
First Community Bancshares Inc/VA	10,700	358
First Merchants Corp	12,000	307
First Regional Bancorp/Los Angeles CA (b)	6,500	97
First State Bancorporation/NM	17,400	162
FNB Corp/PA (a)	35,200	544
Frontier Financial Corp (a)	17,950	287
Glacier Bancorp Inc (a)	19,400	399
Great Southern Bancorp Inc (a)	11,500	173
Green Bankshares Inc	10,200	204
Hancock Holding Co	9,700	400
Hanmi Financial Corp	140,750	984
Heartland Financial USA Inc (a)	5,600	126
Heritage Commerce Corp	3,100	55
Horizon Financial Corp	12,275	151
IBERIABANK Corp	27,775	1,339
Imperial Capital Bancorp Inc	3,900	59
Independent Bank Corp/MI (a)	34,606	276
Independent Bank Corp/Rockland MA	30,700	897
Integra Bank Corp	17,200	251
Irwin Financial Corp	27,800	162
Lakeland Financial Corp	6,500	151
MainSource Financial Group Inc	21,052	312
Nara Bancorp Inc	24,500	322
National Penn Bancshares Inc	122,985	2,053
NBT Bancorp Inc	24,500	558
Old Second Bancorp Inc	3,100	76
Oriental Financial Group	50,500	949
Pacific Capital Bancorp NA (a)	53,300	1,086
Peoples Bancorp Inc/OH	11,630	282
Prosperity Bancshares Inc	21,000	650
Provident Bankshares Corp (a)	26,200	336
Renasant Corp	14,850	344
Republic Bancorp Inc/KY	3,158	73
Royal Bancshares of Pennsylvania (a)	781	8
S&T Bancorp Inc	3,400	116
SCBT Financial Corp	987	34
Security Bank Corp/GA (a)	10,900	84
Sierra Bancorp	900	19
Simmons First National Corp	9,500	304
Southwest Bancorp Inc/Stillwater OK	33,100	583
StellarOne Corp	2,060	33
Sterling Bancorp/NY	18,400	302
Sterling Bancshares Inc/TX	183,250	1,904
Sterling Financial Corp/WA	69,793	852
Suffolk Bancorp (a)	5,100	165
Susquehanna Bancshares Inc	43,000	855
SVB Financial Group (a)(b)	25,200	1,226
Taylor Capital Group Inc	17,700	264
TCF Financial Corp	129,800	2,259
Trico Bancshares	11,800	201
UCBH Holdings Inc	31,700	231
Umpqua Holdings Corp (a)	47,981	708
Union Bankshares Corp/VA (a)	5,600	107
United Bankshares Inc	9,100	265
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Washington Trust Bancorp Inc	11,900	$288
West Coast Bancorp/OR	35,300	456
Westamerica Bancorporation	11,200	655

		38,560

Commercial Services (0.16%)
First Advantage Corp (a)(b)	15,950	327
Live Nation Inc (a)(b)	24,000	331

		658

Commercial Services — Finance (1.15%)
Advance America Cash Advance Centers Inc (a)	9,300	82
CBIZ Inc (a)(b)	61,050	542
Deluxe Corp	132,850	2,824
Dollar Financial Corp (a)(b)	48,784	1,053
Euronet Worldwide Inc (a)(b)	18,900	334

		4,835

Communications Software (0.04%)
Digi International Inc (b)	18,100	149

Computer Aided Design (0.33%)
Aspen Technology Inc (b)	73,300	1,007
Parametric Technology Corp (b)	23,040	402

		1,409

Computer Services (0.48%)
Ciber Inc (b)	41,100	258
COMSYS IT Partners Inc (a)(b)	14,900	122
Perot Systems Corp (b)	73,800	1,154
SI International Inc (b)	6,200	142
SYKES Enterprises Inc (b)	18,000	299
Virtusa Corp (b)	5,500	61

		2,036

Computer Software (0.08%)
Avid Technology Inc (a)(b)	15,200	317

Computers (0.07%)
Palm Inc (a)	48,600	280

Computers — Integrated Systems (0.21%)
Agilysys Inc	32,500	356
MTS Systems Corp	15,200	523

		879

Computers — Memory Devices (0.36%)
Hutchinson Technology Inc (a)(b)	12,000	170
Imation Corp	43,000	1,005
Quantum Corp (b)	150,900	264
Silicon Storage Technology Inc (b)	18,200	56

		1,495

Computers — Peripheral Equipment (0.12%)
Electronics for Imaging Inc (b)	34,700	500

Consulting Services (1.01%)
CRA International Inc (a)(b)	700	24
Forrester Research Inc (a)(b)	16,900	487
Gartner Inc (a)(b)	32,600	747
MAXIMUS Inc	7,000	266
SAIC Inc (b)	59,300	1,127
Watson Wyatt Worldwide Inc	27,500	1,612

		4,263

Consumer Products — Miscellaneous (1.03%)
Helen of Troy Ltd (b)	29,300	496
Jarden Corp (b)	4,978	106
Prestige Brands Holdings Inc (b)	57,100	513
Tupperware Brands Corp	81,200	3,199

		4,314

Containers — Metal & Glass (0.98%)
Greif Inc	39,050	2,523
Silgan Holdings Inc	29,700	1,582

		4,105

Containers — Paper & Plastic (0.16%)
Pactiv Corp (b)	28,000	666

Cosmetics & Toiletries (0.23%)
Elizabeth Arden Inc (b)	52,800	977

Data Processing & Management (0.06%)
CSG Systems International Inc (b)	18,800	228
infoUSA Inc	5,700	32

		260

Decision Support Software (0.05%)
QAD Inc	7,500	57
SPSS Inc (a)(b)	3,300	139

		196

Disposable Medical Products (0.14%)
ICU Medical Inc (a)(b)	23,150	582

Distribution & Wholesale (0.48%)
Core-Mark Holding Co Inc (a)(b)	17,700	507
United Stationers Inc (b)	27,000	1,191
Watsco Inc (a)	7,500	340

		2,038

Diversified Manufacturing Operations (2.11%)
Actuant Corp (a)	19,800	671
Acuity Brands Inc	39,700	1,899
Ameron International Corp	7,400	731
AO Smith Corp	12,100	374
Barnes Group Inc	64,400	1,680
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
EnPro Industries Inc (b)	80,200	$2,911
Koppers Holdings Inc	12,800	620

		8,886

Diversified Operations (0.06%)
Compass Diversified Holdings	19,100	234

Diversified Operations & Commercial Services (0.21%)
Chemed Corp	7,800	266
Viad Corp	19,300	607

		873

E-Commerce — Products (0.44%)
FTD Group Inc	134,700	1,852

Electric — Integrated (3.22%)
Black Hills Corp	5,400	211
CH Energy Group Inc	10,100	357
Cleco Corp	59,500	1,428
El Paso Electric Co (b)	69,800	1,575
Great Plains Energy Inc	24,800	636
Idacorp Inc	10,200	331
PNM Resources Inc	43,300	627
Portland General Electric Co	122,900	2,950
UIL Holdings Corp	15,566	487
Unisource Energy Corp	67,700	2,115
Westar Energy Inc	121,250	2,812

		13,529

Electric Products — Miscellaneous (0.81%)
GrafTech International Ltd (b)	173,700	3,413

Electronic Components — Miscellaneous (0.87%)
Bel Fuse Inc	10,300	268
Benchmark Electronics Inc (a)(b)	38,625	687
CTS Corp	67,200	756
Methode Electronics Inc	35,200	382
OSI Systems Inc (b)	21,600	528
Plexus Corp (b)	7,700	185
Technirol Inc	39,900	838

		3,644

Electronic Components — Semiconductors (1.19%)
Actel Corp (b)	12,600	208
Amkor Technology Inc (a)(b)	45,600	435
Applied Micro Circuits Corp (b)	11,025	97
DSP Group Inc (b)	47,200	620
Lattice Semiconductor Corp (b)	28,800	98
ON Semiconductor Corp (a)(b)	67,400	503
QLogic Corp (b)	36,900	589
Semtech Corp (a)(b)	1,800	29
Skyworks Solutions Inc (a)(b)	129,800	1,128
Zoran Corp (b)	97,900	1,288

		4,995

Electronic Design Automation (0.13%)
Magma Design Automation Inc (a)(b)	15,800	147
Mentor Graphics Corp (b)	38,000	383

		530

Electronic Measurement Instruments (0.10%)
Analogic Corp	5,600	322
Eagle Test Systems Inc (a)(b)	8,500	103

		425

Engineering — Research & Development Services (0.38%)
EMCOR Group Inc (b)	64,000	1,604

Engines — Internal Combustion (0.06%)
Briggs & Stratton Corp (a)	16,400	250

Enterprise Software & Services (1.01%)
Lawson Software Inc (b)	21,600	173
Mantech International Corp (b)	25,500	1,218
MedAssets Inc (b)	10,200	153
MicroStrategy Inc (b)	7,100	630
Sybase Inc (b)	69,700	2,051
SYNNEX Corp (b)	1,400	33

		4,258

E-Services — Consulting (0.09%)
Perficient Inc (a)(b)	43,500	399

Fiduciary Banks (0.14%)
Boston Private Financial Holdings Inc	29,800	277
Wilmington Trust Corp	9,700	319

		596

Finance — Consumer Loans (0.49%)
Asta Funding Inc	26,400	377
Encore Capital Group Inc (a)(b)	14,200	95
Ocwen Financial Corp (a)(b)	29,600	146
World Acceptance Corp (a)(b)	36,800	1,449

		2,067

Finance — Credit Card (0.12%)
Advanta Corp — Class B	33,150	291
CompuCredit Corp (a)(b)	25,800	209

		500

Finance — Investment Banker & Broker (1.58%)
Greenhill & Co Inc (a)	10,400	676
Interactive Brokers Group Inc (b)	20,800	657
Investment Technology Group Inc (b)	29,400	1,419
Knight Capital Group Inc (a)(b)	119,900	2,243
optionsXpress Holdings Inc	28,200	605
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
Penson Worldwide Inc (b)	11,100	$121
Piper Jaffray Cos (b)	5,200	194
SWS Group Inc	52,800	693
Thomas Weisel Partners Group Inc (a)(b)	3,900	26

		6,634

Finance — Leasing Company (0.10%)
Financial Federal Corp	18,800	439

Finance — Mortgage Loan/Banker (0.16%)
Centerline Holding Co (a)	20,800	71
Federal Agricultural Mortgage Corp	18,500	592

		663

Finance — Other Services (0.13%)
BGC Partners Inc (b)	5,500	53
FCStone Group Inc (b)	12,000	497

		550

Financial Guarantee Insurance (0.34%)
Assured Guaranty Ltd	56,600	1,431

Food — Baking (0.13%)
Flowers Foods Inc	20,400	528

Food — Canned (0.12%)
TreeHouse Foods Inc (b)	22,900	519

Food — Miscellaneous/Diversified (0.41%)
Chiquita Brands International Inc (a)(b)	18,400	419
Corn Products International Inc	17,000	788
Ralcorp Holdings Inc (b)	8,700	531

		1,738

Food — Retail (0.06%)
Ruddick Corp	6,200	240

Food — Wholesale & Distribution (0.78%)
Nash Finch Co (a)	42,200	1,543
Spartan Stores Inc	83,900	1,752

		3,295

Footwear & Related Apparel (0.76%)
Deckers Outdoor Corp (b)	11,000	1,519
Iconix Brand Group Inc (a)(b)	13,600	217
Skechers U. S. A. Inc (b)	16,000	378
Steven Madden Ltd (b)	26,400	499
Wolverine World Wide Inc	20,800	598

		3,211

Funeral Services & Related Items (0.16%)
Stewart Enterprises Inc	97,500	666

Gas — Distribution (2.58%)
Atmos Energy Corp	23,150	641
Laclede Group Inc/The	23,600	892
New Jersey Resources Corp	75,750	2,413
Nicor Inc	34,300	1,205
Northwest Natural Gas Co	13,700	615
South Jersey Industries Inc	19,400	708
Southwest Gas Corp	79,300	2,289
WGL Holdings Inc	63,900	2,096

		10,859

Health Care Cost Containment (0.12%)
Healthspring Inc (b)	28,800	485

Home Furnishings (0.13%)
Ethan Allen Interiors Inc (a)	19,400	533

Hotels & Motels (0.16%)
Choice Hotels International Inc	20,000	690

Human Resources (0.48%)
AMN Healthcare Services Inc (b)	16,500	241
Heidrick & Struggles International Inc	16,000	479
Kforce Inc (b)	23,600	194
MPS Group Inc (b)	48,800	523
Spherion Corp (b)	120,400	595

		2,032

Identification Systems — Development (0.26%)
Checkpoint Systems Inc (a)(b)	41,400	1,073

Insurance Brokers (0.07%)
Hilb Rogal & Hobbs Co	10,000	289

Internet Application Software (0.30%)
Cybersource Corp (b)	9,100	165
Interwoven Inc (a)(b)	62,100	699
Vignette Corp (b)	32,800	379

		1,243

Internet Content — Information & News (0.06%)
Travelzoo Inc (a)(b)	23,200	258

Internet Infrastructure Fquipment (0.28%)
Avocent Corp (b)	59,950	1,170

Internet Infrastructure Software (0.27%)
TIBCO Software Inc (a)(b)	147,400	1,131

Internet Security (0.18%)
Ipass Inc (a)(b)	3,500	10
SonicWALL Inc (a)(b)	95,900	737

		747

See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Intimate Apparel (0.16%)
Warnaco Group Inc/The (b)	14,500	$669

Investment Companies (0.32%)
MCG Capital Corp (a)	40,000	306
Patriot Capital Funding Inc	57,240	583
TICC Capital Corp (a)	59,949	437

		1,326

Investment Management & Advisory Services (0.17%)
Waddell & Reed Financial Inc	20,900	708

Lasers — Systems & Components (0.42%)
Coherent Inc (b)	8,500	253
Cymer Inc (b)	21,200	551
Electro Scientific Industries Inc (a)(b)	3,400	56
Newport Corp (a)(b)	29,600	341
Rofin-Sinar Technologies Inc (b)	15,200	579

		1,780

Life & Health Insurance (0.77%)
American Equity Investment Life Holding (a)	42,900	414
Delphi Financial Group Inc	79,125	2,154
Phoenix Cos Inc/The	52,450	682

		3,250

Machinery — Construction & Mining (0.06%)
Astec Industries Inc (a)(b)	6,500	238

Machinery — Electrical (0.39%)
Regal-Beloit Corp	44,700	1,658

Machinery — General Industry (1.49%)
Applied Industrial Technologies Inc	117,275	2,833
Intevac Inc (b)	24,000	319
Kadant Inc (b)	400	10
Robbins & Myers Inc	24,800	989
Tennant Co	11,800	403
Wabtec Corp	39,600	1,698

		6,252

Machinery — Material Handling (0.40%)
Cascade Corp	11,400	493
Columbus McKinnon Corp/NY (b)	42,300	1,198

		1,691

Medical — Biomedical/Gene (0.64%)
Applera Corp — Celera Group (a)(b)	11,900	159
Arena Pharmaceuticals Inc (a)(b)	5,200	29
Barrier Therapeutics Inc (b)	10,900	25
Bio-Rad Laboratories Inc (b)	12,400	1,034
Exlixis Inc (a)(b)	19,300	147
Illumina Inc (a)(b)	5,300	413
InterMune Inc (a)(b)	8,800	139
Lifecell Corp (a)(b)	8,000	406
Medivation Inc (a)(b)	4,800	73
Protalix BioTherapeutics Inc (a)(b)	21,100	58
Seattle Genetics Inc/WA (a)(b)	12,400	126
Third Wave Technologies Inc (b)	10,500	93

		2,702

Medical — Drugs (0.54%)
Auxilium Pharmaceuticals Inc (a)(b)	6,700	206
Bionovo Inc (a)(b)	35,800	41
Rigel Pharmaceuticals Inc (a)(b)	3,800	86
Sciele Pharma Inc (a)(b)	50,400	971
ULURU Inc (a)(b)	14,500	24
Valeant Pharmaceuticals International (b)	9,200	122
Viropharma Inc (a)(b)	90,200	826

		2,276

Medical — Generic Drugs (0.24%)
Alpharma Inc (a)(b)	9,100	224
Par Pharmaceutical Cos Inc (a)(b)	6,400	109
Perrigo Co	16,500	676

		1,009

Medical - HMO (0.76%)
AMERIGROUP Corp (b)	69,000	1,793
Centene Corp (b)	32,000	588
Magellan Health Services Inc (b)	17,100	660
Molina Healthcare Inc (a)(b)	5,600	139

		3,180

Medical — Hospitals (0.11%)
Medcath Corp (b)	24,100	447

Medical — Outpatient & Home Medical Care (0.98%)
Apria Healthcare Group Inc (b)	37,400	659
Gentiva Health Services Inc (b)	112,050	2,436
Lincare Holdings Inc (b)	23,200	565
Res-Care Inc (b)	28,500	464

		4,124

Medical Instruments (0.31%)
Conmed Corp (b)	50,200	1,281
SurModics Inc (a)(b)	200	9

		1,290

Medical Products (0.19%)
Invacare Corp (a)	32,200	581
Power Medical Interventions Inc (a)(b)	5,200	33
PSS World Medical Inc (a)(b)	11,000	181

		795

Medical Sterilization Products (0.33%)
STERIS Corp	49,400	1,369
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Metal — Aluminum (0.30%)
Century Aluminum Co (b)	18,500	$1,282

Metal Processors & Fabrication (0.45%)
CIRCOR International Inc	12,300	593
Mueller Industries Inc	40,100	1,298

		1,891

Miscellaneous Manufacturers (0.19%)
FreightCar America Inc	16,300	626
Reddy Ice Holdings Inc	14,100	187

		813

Motion Pictures & Services (0.04%)
Macrovision Corp (b)	10,500	166

MRI — Medical Diagnostic Imaging (0.03%)
Alliance Imaging Inc (b)	18,100	147

Multilevel Direct Selling (0.15%)
Nu Skin Enterprises Inc (a)	34,400	617

Multi-Line Insurance (0.12%)
Horace Mann Educators Corp	30,400	514

Music (0.09%)
Sternway Musical Instruments (b)	13,500	391

Networking Products (0.56%)
Adaptec Inc (b)	25,100	70
Anixter International Inc (a)(b)	17,300	986
Black Box Corp	12,800	380
Foundry Networks Inc (b)	21,000	267
Ixia (b)	59,150	419
Polycom Inc (b)	11,100	249

		2,371

Office Automation & Equipment (0.13%)
IKON Office Solutions Inc	50,500	553

Office Supplies & Forms (0.19%)
Ennis Inc	47,700	808

Oil — Field Services (1.64%)
Exterran Holdings Inc (a)(b)	12,670	846
Global Industries Ltd (b)	19,700	314
Oil States International Inc (b)	65,350	3,272
RPC Inc	16,000	204
Trico Marine Services Inc (a)(b)	43,700	1,647
Union Drilling Inc (b)	37,600	636

		6,919

Oil & Gas Drilling (0.13%)
Parker Drilling Co (b)	66,400	533

Oil Company — Exploration & Production (2.53%)
Bois d’Arc Energy Inc (a)(b)	15,000	358
Callon Petroleum Co (b)	47,850	957
Cimarex Energy Co	7,200	448
Comstock Resources Inc (b)	17,600	801
Energy Partners Ltd (b)	15,096	183
Harvest Natural Resources Inc (a)(b)	29,700	282
Mariner Energy Inc (a)(b)	25,600	705
PetroHawk Energy Corp (a)(b)	23,400	553
Rosetta Resources Inc (b)	9,400	205
Stone Energy Corp (b)	51,700	3,151
Swift Energy Co (b)	57,150	2,980
Vaalco Energy Inc (b)	5,800	38

		10,661

Oil Field Machinery & Equipment (0.14%)
Gulf Island Fabrication Inc	15,200	601

Oil Refining & Marketing (0.26%)
Alon USA Energy Inc (a)	37,900	529
Holly Corp	13,600	564

		1,093

Paper & Related Products (0.74%)
Buckeye Technologies Inc (b)	122,200	1,054
Rock-Tenn Co	42,200	1,432
Schweitzer-Mauduit International Inc	29,000	642

		3,128

Physical Therapy & Rehabilitation Centers (0.20%)
Psychiatric Solutions Inc (b)	19,400	673
RehabCare Group Inc (b)	8,700	148

		821

Platinum (0.07%)
Stillwater Mining Co (a)(b)	22,100	313

Power Converter & Supply Equipment (0.15%)
Advanced Energy Industries Inc (b)	46,100	645

Printing — Commercial (0.28%)
Consolidated Graphics Inc (b)	17,700	1,030
Valassis Communications Inc (a)(b)	10,700	152

		1,182

Private Corrections (0.10%)
Geo Group Inc/The (a)(b)	16,700	442

Property & Casualty Insurance (3.82%)
American Physicians Capital Inc	18,800	871
Amerisafe Inc (b)	81,600	1,164
Amtrust Financial Services Inc	11,200	174
Employers Holdings Inc	35,400	675
FPIC Insurance Group Inc (b)	17,200	800
Hallmark Financial Services (b)	5,800	63
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Property & Casualty Insurance (continued)
Harleysville Group Inc	11,700	$427
Infinity Property & Casualty Corp	14,100	547
Meadowbrook Insurance Group Inc	22,700	164
Navigators Group Inc (b)	31,900	1,563
Philadelphia Consolidated Holding Co (b)	18,600	686
PMA Capital Corp (b)	92,600	859
ProAssurance Corp (b)	29,350	1,551
RLI Corp	3,600	173
Safety Insurance Group Inc	51,400	1,845
SeaBright Insurance Holdings Inc (b)	47,800	742
Selective Insurance Group	90,100	1,921
Zenith National Insurance Corp	50,100	1,861

		16,086

Publicly Traded Investment Fund (1.12%)
iShares Russell 2000 Value Index Fund (a)	69,325	4,725

Publishing — Books (0.24%)
Scholastic Corp (b)	36,200	1,019

Publishing — Newspapers (0.11%)
Lee Enterprises Inc (a)	60,700	469

Quarrying (0.23%)
Compass Minerals International Inc	15,100	951

Racetracks (0.27%)
International Speedway Corp	18,479	784
Speedway Motorsports Inc	12,800	333

		1,117

Radio (0.35%)
Cox Radio Inc (b)	90,500	1,052
Entercom Communications Corp	31,600	335
Westwood One Inc	40,100	67

		1,454

Real Estate Management & Services (0.03%)
HFF Inc (b)	22,800	143

Reinsurance (1.78%)
Argo Group International Holdings Ltd (b)	35,277	1,264
Aspen Insurance Holdings Ltd	108,850	2,829
Max Capital Group Ltd	50,100	1,173
Platinum Underwriters Holdings Ltd	61,600	2,209

		7,475

REITS — Apartments (0.07%)
Home Properties Inc	5,800	305

REITS — Diversified (0.95%)
Entertainment Properties Trust	24,800	1,323
Lexington Realty Trust (a)	185,700	2,674

		3,997

REITS — Healthcare (1.20%)
LTC Properties Inc	23,900	651
Medical Properties Trust Inc (a)	62,300	757
Nationwide Health Properties Inc	12,800	461
Omega Healthcare Investors Inc	45,300	793
Senior Housing Properties Trust	100,000	2,395

		5,057

REITS — Hotels (1.25%)
Ashford Hospitality Trust Inc	140,000	810
DiamondRock Hospitality Co	72,100	919
FelCor Lodging Trust Inc	48,200	607
Sunstone Hotel Investors Inc	155,500	2,905

		5,241

REITS — Manufactured Homes (0.20%)
Equity Lifestyle Properties Inc	16,700	826

REITS — Mortgage (0.93%)
Anthracite Capital Inc (a)	114,600	894
Anworth Mortgage Asset Corp	33,600	224
Arbor Realty Trust Inc (a)	25,000	432
Capital Trust Inc/NY (a)	10,300	275
Gramercy Capital Corp/New York (a)	11,300	215
MFA Mortgage Investments Inc	136,326	953
NorthStar Realty Finance Corp (a)	87,100	903

		3,896

REITS — Office Property (0.97%)
BioMed Realty Trust Inc	82,700	2,150
Corporate Office Properties Trust	14,400	537
Maguire Properties Inc	12,700	205
Parkway Properties Inc/Md	30,200	1,198

		4,090

REITS — Regional Malls (0.57%)
Pennsylvania Real Estate Investment Trust	95,900	2,415

REITS — Shopping Centers (0.61%)
Cedar Shopping Centers Inc	59,100	739
Inland Real Estate Corp	37,800	610
Saul Centers Inc	24,100	1,203

		2,552

REITS — Single Tenant (0.40%)
National Retail Properties Inc	42,400	971
Realty Income Corp (a)	27,200	716

		1,687

REITS — Storage (0.04%)
Extra Space Storage Inc	10,100	170
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS — Warehouse & Industrial (0.39%)
DCT Industrial Trust Inc (a)	46,000	$460
First Industrial Realty Trust Inc (a)	21,600	652
First Potomac Realty Trust	32,000	544

		1,656

Rental — Auto & Equipment (0.82%)
Aaron Rents Inc	22,600	563
Electro Rent Corp	5,000	67
Rent-A-Center Inc/TX (a)(b)	131,900	2,840

		3,470

Retail — Apparel & Shoe (0.78%)
Brown Shoe Co Inc	50,975	850
Cato Corp/The	45,400	735
Charlotte Russe Holding Inc (b)	16,800	267
Charming Shoppes Inc (a)(b)	300	1
Collective Brands Inc (a)(b)	31,500	390
Dress Barn Inc (a)(b)	14,200	191
Shoe Carnival Inc (b)	6,500	91
Stage Stores Inc	44,475	700
Tween Brands Inc (a)(b)	3,000	57

		3,282

Retail — Auto Parts (0.06%)
CSK Auto Corp (a)(b)	20,500	245

Retail — Automobile (0.19%)
Asbury Automotive Group Inc	47,800	796

Retail — Computer Equipment (0.16%)
Insight Enterprises Inc (b)	12,900	156
PC Connection Inc (b)	17,300	129
Systemax Inc (a)	23,500	376

		661

Retail — Convenience Store (0.08%)
Casey’s General Stores Inc	2,900	64
Pantry Inc/The (a)(b)	27,000	293

		357

Retail — Hair Salons (0.09%)
Regis Corp	12,700	371

Retail — Jewelry (0.17%)
Movado Group Inc	32,100	701

Retail — Office Supplies (0.01%)
School Specialty Inc (b)	1,500	44

Retail — Pawn Shops (0.60%)
Cash America International Inc	61,800	2,521

Retail — Restaurants (0.86%)
AFC Enterprises (a)(b)	21,550	223
Domino’s Pizza Inc (a)	28,700	381
Jack in the Box Inc (b)	89,800	2,402
Papa John’s International Inc (b)	23,150	625

		3,631

Rubber — Tires (0.15%)
Cooper Tire & Rubber Co	47,500	624

Rubber & Plastic Products (0.16%)
Myers Industries Inc	53,800	677

Savings & Loans — Thrifts (1.39%)
Anchor Bancorp Wisconsin Inc	5,900	89
BankUnited Financial Corp (a)	19,300	76
Berkshire Hills Bancorp Inc	800	20
Brookline Bancorp Inc	41,100	444
Dime Community Bancshares	44,350	828
Downey Financial Corp (a)	12,800	181
First Financial Holdings Inc	11,400	274
First Niagara Financial Group Inc	154,730	2,233
First Place Financial Corp/OH	10,500	131
FirstFed Financial Corp (a)(b)	7,400	113
Flagstar Bancorp Inc (a)	19,100	117
Provident New York Bancorp (a)	28,800	385
TierOne Corp	22,200	199
United Community Financial Corp/OH	29,600	243
WSFS Financial Corp	9,800	498

		5,831

Seismic Data Collection (0.14%)
Dawson Geophysical Co (b)	8,000	579

Semiconductor Component — Integrated Circuits (0.81%)
Cirrus Logic Inc (a)(b)	31,100	223
Emulex Corp (b)	126,000	1,649
Micrel Inc	43,200	424
Pericom Semiconductor Corp (b)	7,200	123
Standard Microsystems Corp (b)	13,600	403
TriQuint Semiconductor Inc (b)	91,300	602

		3,424

Semiconductor Equipment (1.23%)
Asyst Technologies Inc (b)	51,000	183
Axcelis Technologies Inc (b)	45,800	247
Brooks Automation Inc (a)(b)	43,300	449
Cabot Microelectronics Corp (a)(b)	20,800	708
Cohu Inc	14,200	247
Credence Systems Corp (b)	27,100	28
Entegris Inc (b)	140,237	1,057
Kulicke & Soffa Industries Inc (a)(b)	22,700	150
Mattson Technology Inc (a)(b)	11,300	55
MKS Instruments Inc (b)	62,800	1,435
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Semiconductor Equipment (continued)
Photronics Inc (a)(b)	18,000	$191
Rudolph Technologies Inc (b)	40,000	406

		5,156

Steel — Producers (0.66%)
Carpenter Technology Corp	13,600	698
Olympic Steel Inc	13,600	696
Schnitzer Steel Industries Inc	15,900	1,399

		2,793

Steel — Specialty (0.09%)
Universal Stainless & Alloy (b)	10,400	398

Steel Pipe & Tube (0.16%)
Valmont Industries Inc	6,900	679

Telecommunication Equipment (0.25%)
Arris Group Inc (a)(b)	68,842	558
Plantronics Inc	17,300	431
Utstarcom Inc (a)(b)	20,300	66

		1,055

Telecommunication Equipment — Fiber Optics (0.11%)
Finisar Corp (a)(b)	30,900	42
MRV Communications Inc (b)	17,800	28
Oplink Communications Inc (b)	30,700	295
Sycamore Networks Inc (b)	31,800	102

		467

Telecommunication Services (0.79%)
Consolidated Communications Holdings Inc	8,500	122
Iowa Telecommunications Services Inc	23,800	412
MasTec Inc (a)(b)	26,100	214
Premiere Global Services Inc (a)(b)	145,600	2,114
RCN Corp	35,200	403
USA Mobility Inc (b)	5,900	42

		3,307

Telephone — Integrated (0.66%)
Atlantic Tele-Network Inc	6,100	190
Cincinnati Bell Inc (b)	557,750	2,588

		2,778

Television (0.24%)
Lin TV Corp (a)(b)	16,300	163
Sinclair Broadcast Group Inc	96,000	844

		1,007

Textile — Apparel (0.24%)
Perry Ellis International Inc (b)	43,500	994

Therapeutics (0.17%)
Cypress Bioscience Inc (a)(b)	8,000	53
Onyx Pharmaceuticals Inc (a)(b)	7,500	264
United Therapeutics Corp (a)(b)	4,800	405

		722

Tobacco (0.62%)
Alliance One International Inc (b)	250,500	1,540
Universal Corp/Richmond VA	16,400	1,053

		2,593

Toys (0.80%)
Jakks Pacific Inc (a)(b)	103,900	2,441
Marvel Entertainment Inc (a)(b)	32,000	918

		3,359

Transport — Air Freight (0.27%)
Atlas Air Worldwide Holdings Inc (a)(b)	18,500	1,123

Transport — Marine (1.73%)
Eagle Bulk Shipping Inc (a)	20,700	609
Genco Shipping & Trading Ltd (a)	24,100	1,631
Gulfmark Offshore Inc (a)(b)	63,400	3,791
Knightsbridge Tankers Ltd (a)	17,300	499
TBS International Ltd (a)(b)	18,200	731

		7,261

Transport — Services (0.12%)
Bristow Group Inc (a)(b)	9,600	506

Transport — Truck (0.29%)
Arkansas Best Corp (a)	20,800	821
Saia Inc (a)(b)	29,600	409

		1,230

Water (0.06%)
American States Water Co	7,500	263

Web Portals (0.11%)
United Online Inc	41,400	442

Wire & Cable Products (0.36%)
Belden Inc	17,200	580
Encore Wire Corp (a)	42,100	952

		1,532

Wireless Equipment (0.17%)
EMS Technologies Inc (b)	21,600	558
Powerwave Technologies Inc (a)(b)	31,800	87
RF Micro Devices Inc (a)(b)	26,400	89

		734

TOTAL COMMON STOCKS		$407,401

See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund I
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (0.19%)
U.S. Treasury (0.19%)
4.63%, 11/30/2008 (c)	$785	$799

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$799

REPURCHASE AGREEMENTS (16.08%)
Finance — Investment Banker & Broker (16.08%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $68,377,000; 0.00% - 7.625%; dated 05/12/08-03/14/36) (d)	$67,644	$67,640

TOTAL REPURCHASE AGREEMENTS		$67,640

Total Investments		$475,840
Liabilities in Excess of Other Assets, Net — (13.12)%		(55,196)

TOTAL NET ASSETS — 100.00%		$420,644

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $799 or 0.19% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$47,184
Unrealized Depreciation	(72,318)

Net Unrealized Appreciation (Depreciation)	(25,134)
Cost for federal income tax purposes	500,974
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
Russell 2000 June 2008	28	$9,588	$10,045	$457
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent
Financial	44.36%
Industrial	15.50%
Consumer, Non-cyclical	13.12%
Consumer, Cyclical	8.41%
Basic Materials	7.22%
Technology	6.50%
Communications	5.93%
Utilities	5.86%
Energy	4.85%
Exchange Traded Funds	1.12%
Government	0.19%
Diversified	0.06%
Liabilities in Excess of Other Assets, Net	(13.12%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	2.39%
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (99.22%)
Advanced Materials & Products (0.00%)
Core Molding Technologies Inc (a)	948	$7

Advertising Services (0.33%)
Getty Images Inc (a)	18,500	604
inVentiv Health Inc (a)	10,200	303

		907

Aerospace & Defense (0.78%)
Esterline Technologies Corp (a)	31,600	1,759
Herley Industries Inc (a)	17,454	213
Kratos Defense & Security Solutions Inc (a)	35,400	59
MTC Technologies Inc (a)	3,500	84

		2,115

Aerospace & Defense Equipment (1.07%)
Alliant Techsystems Inc (a)	6,150	675
Allied Defense Group Inc/The (a)(b)	3,900	25
Argon ST Inc (a)	2,900	53
CPI Aerostructures Inc (a)	3,900	31
DRS Technologies Inc	8,150	509
Ducommun Inc (a)	12,904	420
Kaman Corp	5,201	141
Moog Inc (a)	11,125	480
SIFCO Industries Inc (a)	858	13
Triumph Group Inc	9,698	571

		2,918

Agricultural Operations (0.02%)
Griffin Land & Nurseries Inc	1,602	51

Airlines (1.42%)
Alaska Air Group Inc (a)	49,400	1,061
ExpressJet Holdings Inc (a)(b)	67,762	205
Frontier Airlines Holdings Inc (a)(b)	51,574	22
JetBlue Airways Corp (a)(b)	31,600	159
MAIR Holdings Inc (a)	16,800	57
Mesa Air Group Inc (a)(b)	42,610	28
Republic Airways Holdings Inc (a)	36,800	621
Skywest Inc	90,238	1,717

		3,870

Apparel Manufacturers (0.20%)
Ashworth Inc (a)	9,600	32
Delta Apparel Inc	5,800	26
G-III Apparel Group Ltd (a)	2,900	43
Hartmarx Corp (a)	26,800	71
Lakeland Industries Inc (a)	5,060	63
Oxford Industries Inc	9,300	258
Superior Uniform Group Inc	3,700	34
Tandy Brands Accessories Inc	6,000	18

		545

Applications Software (0.12%)
Authentidate Holding Corp (a)	8,200	4
EPIQ Systems Inc (a)(b)	20,504	316
Moldflow Corp (a)	293	6

		326

Athletic Equipment (0.04%)
Cybex International Inc (a)	3,900	15
Nautilus Inc (b)	25,500	92

		107

Auction House & Art Dealer (0.01%)
Escala Group Inc (a)	8,050	23

Audio & Video Products (0.06%)
Audiovox Corp (a)(b)	10,715	117
Cobra Electronics Corp	8,300	26
Emerson Radio Corp (a)	21,000	21

		164

Auto — Truck Trailers (0.05%)
Wabash National Corp	16,300	137

Auto/Truck Parts & Equipment — Original (1.45%)
Accuride Corp (a)(b)	13,900	111
American Axle & Manufacturing Holdings	51,300	1,033
ArvinMeritor Inc (b)	80,000	1,195
Hayes Lemmerz International Inc (a)	71,055	213
Modine Manufacturing Co	36,900	648
Noble International Ltd/United States	7,812	49
Superior Industries International Inc (b)	33,263	676
Supreme Industries Inc	4,800	23

		3,948

Auto/Truck Parts & Equipment — Replacement (0.17%)
Commercial Vehicle Group Inc (a)	17,800	214
Dorman Products Inc (a)	11,900	122
Proliance International Inc (a)	15,060	17
Standard Motor Products Inc	16,200	99

		452

B2B — E-Commerce (0.09%)
Arbinet-thexchange Inc	8,145	28
ePlus Inc (a)	16,300	218

		246

Batteries & Battery Systems (0.71%)
EnerSys (a)	72,100	1,687
Greatbatch Inc (a)(b)	13,100	238

		1,925

Brewery (0.02%)
Pyramid Breweries Inc (a)	5,050	13
Redhook Ale Brewery Inc (a)	8,700	38

		51

See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Broadcasting Services & Programming (0.11%)
Gray Television Inc	61,100	$287
Medialink Worldwide Inc (a)(b)	10,500	13

		300

Building — Maintenance & Service (0.00%)
Sunair Services Corp (a)	200	1

Building — Mobile Home & Manufactured Housing (0.30%)
Cavalier Homes Inc (a)	12,065	21
Cavco Industries Inc (a)(b)	4,400	176
Coachmen Industries Inc	12,800	48
Modtech Holdings Inc (a)	2,500	—
Monaco Coach Corp (b)	44,049	279
Palm Harbor Homes Inc (a)(b)	18,976	163
Skyline Corp	5,000	138

		825

Building — Residential & Commercial (0.51%)
Beazer Homes USA Inc (b)	1,000	11
Brookfield Homes Corp (b)	100	2
Comstock Homebuilding Cos Inc (a)	2,300	1
Dominion Homes Inc (a)(b)	6,400	3
Hovnanian Enterprises Inc (a)	200	2
M/I Homes Inc (b)	13,751	236
MDC Holdings Inc (b)	10,500	458
Orleans Homebuilders Inc (b)	7,900	39
Ryland Group Inc (b)	12,600	403
Standard Pacific Corp (b)	32,400	164
WCI Communities Inc (a)(b)	23,600	78

		1,397

Building & Construction — Miscellaneous (0.11%)
Builders FirstSource Inc (a)(b)	13,700	90
Devcon International Corp (a)	400	1
Insituform Technologies Inc (a)	12,100	205

		296

Building & Construction Products — Miscellaneous (0.17%)
Gibraltar Industries Inc	26,109	273
NCI Building Systems Inc (a)(b)	7,200	174
Patrick Industries Inc (a)	2,100	14
Trex Co Inc (a)(b)	600	5

		466

Building Products — Cement & Aggregate (0.04%)
US Concrete Inc (a)(b)	35,200	116

Building Products — Doors & Windows (0.01%)
PGT Inc (a)	7,900	25

Building Products — Wood (0.10%)
Universal Forest Products Inc (b)	7,800	271

Cable TV (0.01%)
Outdoor Channel Holdings Inc (a)	3,100	23

Capacitors (0.22%)
Kemet Corp (a)(b)	144,800	589

Casino Hotels (0.02%)
Trump Entertainment Resorts Inc (a)(b)	24,100	67

Chemicals — Diversified (0.31%)
Aceto Corp	50,940	358
Georgia Gulf Corp (b)	12,400	75
Westlake Chemical Corp (b)	25,500	426

		859

Chemicals — Plastics (0.67%)
PolyOne Corp (a)	73,800	545
Schulman A Inc	45,384	962
Spartech Corp	36,900	330

		1,837

Chemicals — Specialty (1.89%)
American Pacific Corp (a)	4,900	84
Chemtura Corp	109,000	754
Ferro Corp	33,300	585
Minerals Technologies Inc	15,600	1,057
NL Industries Inc (b)	32,000	355
OM Group Inc (a)	3,500	192
Penford Corp	1,270	28
Quaker Chemical Corp	375	12
Sensient Technologies Corp	59,400	1,768
Stepan Co	2,952	116
Tronox Inc — Class A (b)	44,600	143
Tronox Inc — Class B	16,900	50

		5,144

Circuit Boards (0.01%)
Merix Corp (a)	17,400	33

Coffee (0.15%)
Diedrich Coffee Inc (a)	2,200	5
Farmer Bros Co	15,900	393

		398

Collectibles (0.05%)
RC2 Corp (a)	7,687	142

Commercial Banks (7.87%)
1st Source Corp	28,137	558
Amcore Financial Inc	8,780	109
American West Bancorp	10,100	37
Ameris Bancorp	6,100	91
AmeriServ Financial Inc (a)	24,600	71
BancTrust Financial Group Inc	3,200	34
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Bank of Florida Corp (a)	7,000	$78
Bank of Granite Corp	2,500	26
Banner Corp	7,347	159
Beverly Hills Bancorp Inc	23,030	47
BNCCORP Inc (a)(b)	2,300	30
Cadence Financial Corp	5,056	75
Capital Corp of the West	3,100	21
Capitol Bancorp Ltd (b)	7,982	137
Cardinal Financial Corp	13,000	100
Cascade Financial Corp	100	1
Cathay General Bancorp (b)	13,000	222
Centennial Bank Holdings Inc (a)(b)	46,396	290
Center Financial Corp	5,100	53
Central Bancorp Inc/MA	600	11
Central Pacific Financial Corp	25,280	464
Chemical Financial Corp	21,779	529
Citizens Republic Bancorp Inc	30,618	253
City National Corp/CA	4,150	201
Columbia Banking System Inc	7,834	212
Community Bancorp/NV (a)	7,300	81
Community Bank System Inc (b)	29,800	760
Community Trust Bancorp Inc	3,800	114
Corus Bankshares Inc (b)	24,200	177
Crescent Financial Corp (a)	4,056	30
Cullen/Frost Bankers Inc	11,275	629
Dearborn Bancorp Inc (a)	4,410	29
Farmers Capital Bank Corp	700	17
Fidelity Southern Corp	600	5
Financial Institutions Inc	2,600	51
First Bancorp/Troy NC (b)	1,207	23
First Bank of Delaware (a)	1,240	3
First Busey Corp (b)	11,235	223
First Commonwealth Financial Corp (b)	31,300	390
First Community Bancorp Inc/CA	23,600	507
First Financial Corp/IN (b)	10,800	343
First Mariner Bancorp Inc (a)	2,400	10
First Merchants Corp (b)	19,400	496
First Regional Bancorp/Los Angeles CA (a)	3,404	51
First Security Group Inc/TN	300	3
First State Bancorporation/NM	8,800	82
FNB Corp/PA (b)	21,029	325
FNB United Corp	4,500	49
Gateway Financial Holdings Inc	9,027	95
GB&T Bancshares Inc (b)	11,600	100
German American Bancorp Inc	7,728	98
Green Bankshares Inc	4,700	94
Hanmi Financial Corp	6,100	43
Harleysville National Corp (b)	4,100	59
Heritage Commerce Corp	4,500	80
Home Bancshares Inc/Conway AR (b)	3,600	84
IBERIABANK Corp	5,556	268
Imperial Capital Bancorp Inc	6,870	104
Independent Bank Corp/MI (b)	10,100	81
Integra Bank Corp	8,900	130
Intervest Bancshares Corp	1,900	20
Irwin Financial Corp	36,925	216
Lakeland Bancorp Inc	16,758	260
LNB Bancorp Inc (b)	2,200	22
Macatawa Bank Corp	7,516	85
MainSource Financial Group Inc	15,379	228
MB Financial Inc	30,091	864
MBT Financial Corp	5,600	52
Midwest Banc Holdings Inc	11,770	121
Nara Bancorp Inc	600	8
National Penn Bancshares Inc	35,109	586
NewBridge Bancorp	1,605	14
Nexity Financial Corp (a)	2,900	16
Northeast Bancorp	900	12
Pacific Capital Bancorp NA (b)	5,600	114
Pacific Mercantile Bancorp	3,064	28
Peoples Bancorp Inc/OH	8,300	201
Pinnacle Bancshares Inc	200	2
Pinnacle Financial Partners Inc (a)(b)	8,500	230
Premier Financial Bancorp	700	8
Prosperity Bancshares Inc	40,647	1,259
Provident Bankshares Corp (b)	16,800	215
Renasant Corp (b)	8,479	196
Republic First Bancorp Inc (a)	247	1
Sandy Spring Bancorp Inc	5,200	133
Seacoast Banking Corp of Florida	6,200	65
Security Bank Corp/GA (b)	6,968	53
Simmons First National Corp (b)	23,093	739
South Financial Group Inc/The (b)	27,078	164
Southern Community Financial Corp/NC	14,600	109
Southern Connecticut Bancorp Inc (a)	1,000	7
Southwest Bancorp Inc/Stillwater OK	5,966	105
Sterling Financial Corp/WA	15,900	194
Sun American Bancorp (a)	200	1
Sun Bancorp Inc/NJ (a)(b)	30,900	358
Superior Bancorp (a)(b)	4,775	85
Susquehanna Bancshares Inc	42,162	839
Taylor Capital Group Inc	8,978	134
Trustmark Corp (b)	21,200	462
UMB Financial Corp	6,732	334
Umpqua Holdings Corp (b)	30,274	447
Union Bankshares Corp/VA	5,000	96
United Bankshares Inc	11,600	337
United Community Banks Inc/GA (b)	21,400	294
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Commercial Banks (continued)
Univest Corp of Pennsylvania (b)	1,300	$33
Vineyard National Bancorp (b)	4,200	24
Webster Financial Corp	26,700	696
WesBanco Inc (b)	22,040	474
Whitney Holding Corp	24,400	571
Wilshire Bancorp Inc	5,184	43
Wintrust Financial Corp	12,900	409
Yadkin Valley Financial Corp	3,400	47

		21,454

Commercial Services (0.64%)
Collectors Universe	5,900	59
Healthcare Services Group	19,558	298
Intersections Inc (a)	13,724	123
Mac-Gray Corp (a)	15,100	149
PeopleSupport Inc (a)(b)	8,500	84
Perceptron Inc (a)	13	—
PHH Corp (a)	30,800	605
Source Interlink Cos Inc (a)(b)	65,230	92
Startek Inc (a)	12,200	115
Team Inc (a)(b)	7,505	223

		1,748

Commercial Services — Finance (0.04%)
Newtek Business Services Inc (a)	22,400	23
Rewards Network Inc (a)	15,100	73
Track Data Corp (a)(b)	5,000	11

		107

Communications Software (0.17%)
CallWave Inc (a)	17,500	46
Captans Inc (a)	9,600	46
Digi International Inc (a)	18,297	151
Seachange International Inc (a)(b)	30,700	220

		463

Computer Data Security (0.01%)
SCM Microsystems Inc (a)	11,000	33

Computer Services (0.62%)
Analysts International Corp (a)	38,200	59
Ciber Inc (a)	57,000	357
Computer Task Group Inc (a)	17,663	90
Dynamics Research Corp (a)	4,676	47
Furmanite Corp (a)	1,768	15
iGate Corp (a)(b)	24	—
Perot Systems Corp (a)	53,900	843
Pomeroy IT Solutions Inc (a)	10,500	65
SI International Inc (a)(b)	5,548	127
Technology Solutions Co (a)	1,480	5
TechTeam Global Inc (a)	4,100	38
Tier Technologies Inc (a)	7,000	54
Tripos Inc (c)(d)	100	—

		1,700

Computer Software (0.13%)
Accelrys Inc (a)	86	—
Avid Technology Inc (a)(b)	17,100	357

		357

Computers (0.16%)
Palm Inc (b)	50,800	292
PAR Technology Corp (a)(b)	7,100	48
Rackable Systems Inc (a)(b)	7,910	87

		427

Computers — Integrated Systems (0.31%)
Agilysys Inc	21,665	237
Catapult Communications Corp (a)	11,500	83
Delphax Technologies Inc (a)	5,800	2
Mercury Computer Systems Inc (a)	9,773	78
Micros Systems Inc (a)	9,750	348
Radisys Corp (a)(b)	9,873	93

		841

Computers — Memory Devices (0.84%)
Ciprico Inc (a)	6,599	10
Dataram Corp	3,500	11
Dot Hill Systems Corp (a)	56,800	143
Entorian Technologies Inc (a)	1,800	2
Hutchinson Technology Inc (a)(b)	21,300	301
Imation Corp	43,982	1,028
Iomega Corp (a)	35,600	136
Overland Storage Inc (a)	12,600	15
Quantum Corp (a)	204,004	357
Silicon Storage Technology Inc (a)	90,400	278

		2,281

Computers — Peripheral Equipment (0.09%)
Astro-Med Inc	11,200	94
Franklin Electronic Publishers Inc (a)	6,000	12
InFocus Corp (a)	34,185	57
Key Tronic Corp (a)	7,695	28
Planar Systems Inc (a)	21,819	50
Qualstar Corp	800	2
Wells-Gardner Electronics Corp (a)	3,417	6

		249

Computers — Voice Recognition (0.00%)
ThinkEngine Networks Inc (a)	1,100	—

Consulting Services (0.50%)
BearingPoint Inc (a)(b)	133,200	246
Franklin Covey Co (a)	14,774	114
Hackett Group Inc/The (a)	6,500	26
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Consulting Services (continued)
LECG Corp (a)	2,900	$30
Management Network Group Inc (a)	28,120	49
MAXIMUS Inc	3,100	118
PDI Inc (a)	22,664	195
Watson Wyatt Worldwide Inc	9,900	580

		1,358

Consumer Products — Miscellaneous (1.31%)
American Greetings Corp	63,811	1,142
Central Garden and Pet Co — A Shares (a)(b)	34,000	171
Central Garden and Pet Co (a)(b)	17,000	88
CSS Industries Inc	13,424	420
Helen of Troy Ltd (a)	13,481	228
Jarden Corp (a)(b)	21,689	462
Prestige Brands Holdings Inc (a)	26,300	236
Russ Berrie & Co Inc (a)(b)	28,700	402
Scotts Miracle-Gro Co/The	12,450	413
Spectrum Brands Inc (a)(b)	1,600	7

		3,569

Containers — Metal & Glass (0.23%)
Silgan Holdings Inc	11,825	630

Containers — Paper & Plastic (0.51%)
Chesapeake Corp	24,901	109
Graphic Packaging Holding Co (a)(b)	251,161	704
Mod-Pac Corp (a)	1,395	6
Pactiv Corp (a)	23,925	569

		1,388

Cosmetics & Toiletries (0.02%)
Parlux Fragrances Inc (a)	13,600	45

Data Processing & Management (0.11%)
Pegasystems Inc	17,104	181
Schawk Inc	8,100	130

		311

Direct Marketing (0.03%)
Valuevision Media Inc (a)	12,600	70

Disposable Medical Products (0.10%)
Medical Action Industries Inc (a)	16,723	274

Distribution & Wholesale (0.62%)
Bell Microproducts Inc (a)	47,972	98
BlueLinx Holdings Inc (b)	11,000	57
Core-Mark Holding Co Inc (a)(b)	3,930	113
Directed Electronics Inc (a)	9,700	19
Handleman Co (a)(b)	31,700	23
Huttig Building Products Inc (a)	17,000	43
Industrial Distribution Group Inc (a)	10,000	119
Jaco Electronics Inc (a)	1,000	2
Navarre Corp (a)(b)	18,400	29
Owens & Minor Inc	8,775	398
Tech Data Corp (a)	23,200	780

		1,681

Diversified Manufacturing Operations (1.23%)
Actuant Corp	15,925	539
American Biltrite Inc (a)	1,000	7
AO Smith Corp	6,900	214
Bell Industries Inc (a)	2,900	—
EnPro Industries Inc (a)	7,023	255
Federal Signal Corp	13,200	183
GP Strategies Corp (a)	15,459	131
Griffon Corp (a)(b)	23,100	216
Lydall Inc (a)	5,600	65
Park-Ohio Holdings Corp (a)(b)	9,439	158
Standex International Corp	10,100	213
Teleflex Inc	10,425	574
Tredegar Corp	49,365	807

		3,362

Diversified Operations (0.06%)
Compass Diversified Holdings	7,900	97
Resource America Inc	6,523	57

		154

Diversified Operations & Commercial Services (0.11%)
Avalon Holdings Corp (a)	4,373	22
Viad Corp	5,200	163
Volt Information Sciences Inc (a)(b)	9,499	127

		312

E-Commerce — Products (0.11%)
FTD Group Inc (b)	22,100	304

E-Commerce — Services (0.00%)
Napster Inc (a)	1,000	1

Educational Software (0.04%)
PLATO Learning Inc (a)	39,960	111

Electric — Integrated (0.28%)
Maine & Maritimes Corp (a)	2,096	74
Unitil Corp	2,100	56
Westar Energy Inc	27,100	629

		759

Electronic Components — Miscellaneous (0.96%)
Benchmark Electronics Inc (a)	47,566	846
Blonder Tongue Laboratories (a)	1,700	2
CTS Corp	44,855	505
IntriCon Corp (a)	500	5
Methode Electronics Inc	17,269	187
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Components — Miscellaneous (continued)
OSI Systems Inc (a)(b)	11,218	$274
RF Monolithics Inc (a)	4,982	12
Sanmina-SCI Corp (a)	133,158	206
Sparton Corp (a)	3,836	18
Stoneridge Inc (a)(b)	8,800	128
Sypris Solutions Inc	41,921	176
Vishay Intertechnology Inc (a)	27,600	261

		2,620

Electronic Components — Semiconductors (2.69%)
Actel Corp (a)	38,310	631
Applied Micro Circuits Corp (a)	195,618	1,714
AXT Inc (a)	19,600	93
Bookham Inc (a)(b)	73,000	124
California Micro Devices Corp (a)	28,400	87
Ceva Inc (a)(b)	15,900	156
DSP Group Inc (a)	14,000	184
ESS Technology (a)	44,414	69
Ibis Technology Corp (a)	6,900	2
Ikanos Communications Inc (a)(b)	11,350	41
Integrated Silicon Solution Inc (a)	41,282	243
International Rectifier Corp (a)	11,600	264
IXYS Corp (a)(b)	20,200	145
Kopin Corp (a)	61,100	182
Lattice Semiconductor Corp (a)(b)	226,260	767
Leadis Technology Inc (a)	5,942	11
Microsemi Corp (a)	25,325	620
Richardson Electronics Ltd/United State	23,735	154
Skyworks Solutions Inc (a)(b)	149,040	1,295
Virage Logic Corp (a)	10,000	60
White Electronic Designs Corp (a)	36,721	168
Zilog Inc (a)	9,057	33
Zoran Corp (a)	21,992	289

		7,332

Electronic Connectors (0.01%)
Innovex Inc/MN (a)	30,198	21

Electronic Measurement Instruments (0.10%)
Aehr Test Systems (a)	82	1
Cyberoptics Corp (a)	7,100	63
Keithley Instruments Inc	3,300	35
LeCroy Corp (a)(b)	10,857	87
Zygo Corp (a)(b)	7,200	84

		270

Electronic Parts Distribution (0.03%)
NU Horizons Electronics Corp (a)	15,500	88

Electronic Security Devices (0.00%)
Vicon Industries Inc (a)	2,200	11

Electronics — Military (0.01%)
Arotech Corp (a)	10,093	23
Merrimac Industries Inc (a)	800	4

		27

E — Marketing & Information (0.03%)
Looksmart (a)	16,020	70

Energy — Alternate Sources (0.19%)
Headwaters Inc (a)(b)	18,100	207
Plug Power Inc (a)(b)	33,390	108
Quantum Fuel Systems Technologies World (a)(b)	36,055	48
Renegy Holdings Inc (a)	472	2
VeraSun Energy Corp (a)	24,100	150

		515

Engineering — Research & Development Services (0.24%)
National Technical SYS Inc (a)	5,700	33
Servidyne Inc	500	3
SYS Technologies (a)	2,600	5
URS Corp (a)	15,100	609

		650

Engines — Internal Combustion (0.23%)
Briggs & Stratton Corp (b)	41,500	632

Enterprise Software & Services (0.77%)
etrials Worldwide Inc (a)	600	1
Packeteer Inc (a)(b)	11,200	79
Pervasive Software Inc (a)	39,500	188
Sybase Inc (a)	26,275	773
SYNNEX Corp (a)	28,200	673
Tyler Technologies Inc (a)(b)	26,650	386

		2,100

Environmental Consulting & Engineering (0.04%)
TRC Cos Inc (a)	16,000	97

E - Services — Consulting (0.03%)
Keynote Systems Inc (a)(b)	6,850	79
SumTotal Systems Inc (a)	1,500	6

		85

Fiduciary Banks (0.12%)
Boston Private Financial Holdings Inc	33,800	314

Filtration & Separation Products (0.00%)
Flanders Corp (a)	1,433	9

Finance — Auto Loans (0.11%)
AmeriCredit Corp (a)(b)	15,900	222
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Finance — Auto Loans (continued)
Consumer Portfolio Services (a)	17,265	$50
United PanAm Financial Corp (a)	7,800	26

		298

Finance — Consumer Loans (0.07%)
Encore Capital Group Inc (a)(b)	11,900	80
Firstcity Financial Corp (a)	8,834	42
Nelnet Inc	200	3
Ocwen Financial Corp (a)(b)	13,800	68

		193

Finance — Credit Card (0.10%)
Advanta Corp — Class A	3,495	27
Advanta Corp — Class B	8,132	71
CompuCredit Corp (a)(b)	20,100	162

		260

Finance — Investment Banker & Broker (1.66%)
Cowen Group Inc (a)(b)	13,141	87
Knight Capital Group Inc (a)(b)	124,323	2,326
LaBranche & Co Inc (a)(b)	28,800	184
Piper Jaffray Cos (a)	25,625	955
Raymond James Financial Inc	25,963	747
Sanders Morris Harris Group Inc (b)	12,886	106
SWS Group Inc	5,000	66
Thomas Weisel Partners Group Inc (a)(b)	7,933	52

		4,523

Finance — Leasing Company (0.09%)
California First National Bancorp	1,100	11
Financial Federal Corp	7,491	175
Marlin Business Services Corp (a)	6,400	42
MicroFinancial Inc	5,975	27

		255

Finance — Mortgage Loan/Banker (0.09%)
Delta Financial Corp (b)	18,200	—
Federal Agricultural Mortgage Corp (b)	7,600	243
Franklin Credit Management Corp (a)	5,800	6

		249

Finance — Other Services (0.06%)
Asset Acceptance Capital Corp (b)	13,100	158

Financial Guarantee Insurance (0.01%)
Triad Guaranty Inc (a)(b)	13,536	31

Fisheries (0.06%)
Zapata Corp (a)	22,800	161

Food — Baking (0.00%)
Tasty Baking Co	2,300	13

Food — Canned (0.54%)
Del Monte Foods Co	74,931	676
TreeHouse Foods Inc (a)	35,450	804

		1,480

Food — Miscellaneous/Diversified (1.74%)
Chiquita Brands International Inc (a)(b)	59,634	1,357
Corn Products International Inc	13,000	603
Golden Enterprises Inc	700	2
Hain Celestial Group Inc (a)(b)	52,768	1,302
John B. Sanfilippo & Son Inc (a)(b)	19,776	212
M&F Worldwide Corp (a)(b)	15,500	533
Monterey Gourmet Foods Inc (a)	13,100	40
Ralcorp Holdings Inc (a)	11,525	703

		4,752

Food — Retail (0.29%)
Weis Markets Inc	12,353	380
Winn-Dixie Stores Inc (a)(b)	23,700	420

		800

Food — Wholesale & Distribution (0.61%)
Nash Finch Co (b)	10,400	380
Performance Food Group Co (a)	38,000	1,272

		1,652

Footwear & Related Apparel (0.03%)
Lacrosse Footwear Inc	1,100	16
Phoenix Footwear Group Inc (a)	19,740	34
Rocky Brands Inc (a)(b)	4,100	22

		72

Funeral Services & Related Items (0.37%)
Carriage Services Inc (a)(b)	23,453	195
Stewart Enterprises Inc (b)	120,363	822

		1,017

Gambling (Non-Hotel) (0.22%)
Lakes Entertainment Inc (a)	15,800	73
Pinnacle Entertainment Inc (a)	33,100	514

		587

Gas — Distribution (1.15%)
Atmos Energy Corp	22,300	617
New Jersey Resources Corp	31,200	994
South Jersey Industries Inc	21,800	796
Vectren Corp	25,875	732

		3,139

Gold Mining (0.02%)
US Gold Corp (a)(b)	25,600	52

Golf (0.01%)
Aldila Inc	2,340	26
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Health Care Cost Containment (0.23%)
Healthspring Inc (a)	33,975	$572
Hooper Holmes Inc (a)	48,100	39
Prospect Medical Holdings Inc (a)(c)(d)	1,200	5

		616

Healthcare Safety Device (0.08%)
Cardiac Science Corp (a)	23,000	208

Home Furnishings (0.76%)
American Woodmark Corp (b)	1,300	24
Bassett Furniture Industries Inc	6,700	80
Chromcraft Revington Inc (a)	2,500	9
Flexsteel Industries	2,364	26
Furniture Brands International Inc (b)	67,202	911
Kimball International Inc	33,945	349
La-Z-Boy Inc (b)	67,600	431
Tempur-Pedic International Inc (b)	21,425	238

		2,068

Hotels & Motels (0.29%)
Interstate Hotels & Resorts Inc (a)	25,300	109
Lodgian Inc (a)(b)	21,900	213
Marcus Corp	8,579	142
Red Lion Hotels Corp (a)	35,400	336

		800

Housewares (0.23%)
Lenox Group Inc (a)(b)	18,800	28
Libbey Inc	2,393	34
Lifetime Brands Inc	10,000	85
National Presto Industries Inc	8,652	469

		616

Human Resources (1.16%)
CDI Corp	200	5
Cross Country Healthcare Inc (a)	29,356	351
Edgewater Technology Inc (a)	11,900	71
Kelly Services Inc	21,416	477
Kforce Inc (a)	14,800	122
Medical Staffing Network Holdings Inc (a)	47,500	207
MPS Group Inc (a)	128,164	1,375
RCM Technologies Inc (a)	9,300	38
Spherion Corp (a)	100,500	496
Westaff Inc (a)	12,980	26

		3,168

Identification Systems — Development (0.31%)
L-l Identity Solutions Inc (a)(b)	59,200	853

Industrial Audio & Video Products (0.02%)
Ballantyne of Omaha Inc (a)	10,600	51
Rockford Corp/Arizona (a)(b)	3,600	4

		55

Industrial Automation & Robots (0.23%)
Gerber Scientific Inc (a)	20,900	194
Nordson Corp	7,500	442

		636

Industrial Gases (0.21%)
Airgas Inc	11,900	573

Instruments — Controls (0.27%)
Frequency Electronics Inc	13,200	88
Photon Dynamics Inc (a)	13,400	148
Spectrum Control Inc (a)	15,900	136
Technology Research Corp	4,647	14
Watts Water Technologies Inc (b)	12,900	347

		733

Instruments — Scientific (0.03%)
Meade Instruments Corp (a)	34,417	47
OI Corp	1,700	18
Winland Electronics Inc (a)	1,800	3

		68

Insurance Brokers (0.15%)
Hilb Rogal & Hobbs Co	14,375	416

Internet Application Software (0.48%)
Interwoven Inc (a)	28,398	320
Lionbridge Technologies (a)	17,700	52
RealNetworks Inc (a)	62,619	386
S1 Corp (a)	23,079	156
Vignette Corp (a)(b)	35,200	406

		1,320

Internet Connectivity Services (0.04%)
PC-Tel Inc (a)	14,252	117

Internet Content — Entertainment (0.05%)
Alloy Inc (a)	11,650	80
New Motion Inc (a)	7,133	36
PlanetOut Inc(a)	3,700	10

		126

Internet Content — Information & News (0.33%)
Autobytel Inc (a)	95,971	183
Harris Interactive Inc (a)	147,160	368
Infospace Inc	27,300	329
Jupitermedia Corp (a)	10,800	21

		901

Internet Financial Services (0.00%)
Insweb Corp (a)	800	9

Internet Incubators (0.25%)
CMGI Inc (a)	19,400	268
Internet Capital Group Inc (a)(b)	30,600	308
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Internet Incubators (continued)
Safeguard Scientifics Inc (a)	70,800	$113

		689

Internet Infrastructure Equipment (0.17%)
Avocent Corp (a)	23,400	457

Internet Infrastructure Software (0.10%)
Openwave Systems Inc	53,300	114
SupportSoft Inc (a)	32,400	117
Telecommunication Systems Inc (a)	8,300	30

		261

Internet Security (0.31%)
ActivIdentity Corp (a)	37,414	87
Ipass Inc (a)	33,400	95
Secure Computing Corp (a)(b)	55,600	368
SonicWALL Inc (a)(b)	37,994	292

		842

Investment Companies (0.39%)
Hercules Technology Growth Capital Inc	17,962	182
MCG Capital Corp (b)	78,105	598
Medallion Financial Corp	23,244	198
Patriot Capital Funding Inc	9,620	98

		1,076

Investment Management & Advisory Services (0.36%)
Affiliated Managers Group Inc (a)	5,325	529
Waddell & Reed Financial Inc	13,750	466

		995

Lasers — Systems & Components (0.66%)
Coherent Inc (a)	24,800	739
Electro Scientific Industries Inc (a)	26,216	430
Newport Corp (a)(b)	36,235	417
Rofin-Sinar Technologies Inc (a)	5,850	223

		1,809

Leisure & Recreation Products (0.21%)
Brunswick Corp/DE	25,800	430
Johnson Outdoors Inc	6,500	104
Multimedia Games Inc (a)(b)	9,941	42

		576

Life & Health Insurance (1.78%)
American Equity Investment Life Holding	73,700	711
Delphi Financial Group Inc	16,600	452
FBL Financial Group Inc	35,896	994
Independence Holding Co (b)	9,300	125
Penn Treaty American Corp (a)	20,525	102
Phoenix Cos Inc/The	142,625	1,854
Presidential Life Corp	36,884	626

		4,864

Linen Supply & Related Items (0.44%)
Angelica Corp	6,950	112
G&K Services Inc	17,900	564
Unifirst Corp/MA	11,189	524

		1,200

Machinery — Electrical (0.41%)
Baldor Electric Co	10,900	353
Regal-Beloit Corp	20,450	759

		1,112

Machinery — Farm (0.13%)
Alamo Group Inc	9,800	199
Gehl Co (a)(b)	9,500	147

		346

Machinery — General Industry (0.61%)
Applied Industrial Technologies Inc	49,975	1,208
Kadant Inc (a)	17,419	454

		1,662

Machinery — Material Handling (0.12%)
Key Technology Inc (a)	2,700	83
NACCO Industries Inc	2,678	241
Paragon Technologies Inc (a)	500	3

		327

Machinery — Print Trade (0.00%)
Baldwin Technology Co (a)	2,700	6

Machinery — Pumps (0.19%)
Tecumseh Products Co (a)	16,752	525

Machinery Tools & Related Products (0.32%)
Hardinge Inc	6,700	111
Lincoln Electric Holdings Inc	9,775	746
LS Starrett Co	200	4

		861

Medical — Biomedical/Gene (0.34%)
Applera Corp — Celera Group (a)	5,400	72
CuraGen Corp (a)	10,200	10
Genitope Corp (a)(b)	28,300	4
Harvard Bioscience Inc (a)	29,282	144
Immunogen Inc (a)	800	3
Martek Biosciences Corp (a)(b)	18,100	638
Maxygen Inc (a)	2,768	16
Nanogen Inc (a)(b)	34,100	14
Neose Technologies Inc (a)	47,700	19
Orchid Cellmark Inc (a)	5,600	14

		934

Medical — Drugs (0.23%)
Acusphere Inc (a)(b)	900	—
Adolor Corp (a)	7,300	36
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Drugs (continued)
APP Pharmaceuticals Inc (a)(b)	13,847	$181
Hi-Tech Pharmacal Co Inc (a)	10,200	89
Infinity Pharmaceuticals Inc (a)	13,895	95
Lannett Co Inc (a)	4,700	10
Ore Pharmaceuticals Inc (a)	44,653	15
PharMerica Corp (a)(b)	12,115	206

		632

Medical — Generic Drugs (0.45%)
Alpharma Inc (a)(b)	45,800	1,127
Par Pharmaceutical Cos Inc (a)	5,100	87

		1,214

Medical — Hospitals (0.07%)
Medcath Corp (a)	10,365	192

Medical — Nursing Homes (0.29%)
Kindred Healthcare Inc (a)	33,100	785

Medical — Outpatient & Home Medical Care (0.30%)
Allied Healthcare International Inc (a)	68,110	102
American Shared Hospital Services	1,200	3
Gentiva Health Services Inc (a)	15,329	333
LHC Group Inc (a)	23,025	359
Res-Care Inc (a)	1,200	20

		817

Medical Imaging Systems (0.04%)
Digirad Corp (a)	7,096	18
Merge Healthcare Inc (a)	16,698	7
Vital Images Inc (a)	6,300	95

		120

Medical Information Systems (0.03%)
AMICAS Inc (a)	43,300	89

Medical Instruments (0.26%)
Angiodynamics Inc (a)	8,878	131
Conmed Corp (a)	21,900	559
OccuLogix Inc (a)	3,168	1
Orthologic Corp (a)	22,475	21
Urologix Inc (a)	10,700	10

		722

Medical Laser Systems (0.00%)
Iridex Corp (a)	1,512	3

Medical Products (0.60%)
ATS Medical Inc (a)	25,000	47
Caliper Life Sciences Inc (a)	32,640	119
Cantel Medical Corp (a)	12,100	116
Cooper Cos Inc/The	17,800	623
Hanger Orthopedic Group Inc (a)	8,100	96
HealthTronics Inc (a)	36,200	130
Invacare Corp (b)	13,610	245
Kewaunee Scientific Corp	700	11
Langer Inc (a)	4,300	4
Misonix Inc (a)	12,780	48
North American Scientific Inc (a)	1,075	—
Osteotech Inc (a)	27,133	137
Sonic Innovations Inc (a)	10,000	43
SRI/Surgical Express Inc (a)	4,400	19
Synovis Life Technologies Inc (a)	227	4

		1,642

Metal — Aluminum (0.05%)
Century Aluminum Co (a)	2,000	139

Metal — Iron (0.13%)
Cleveland-Cliffs Inc	2,250	361

Metal Processors & Fabrication (0.83%)
CIRCOR International Inc	15,642	754
Intermet Corp (a)(c)(d)	100	—
Kaydon Corp	7,225	378
Mueller Industries Inc	4,600	149
NN Inc	15,000	151
Sims Group Ltd ADR	410	13
Worthington Industries Inc (b)	45,817	825

		2,270

Metal Products — Distribution (0.08%)
AM Castle & Co	7,400	229

Metal Products — Fasteners (0.01%)
Chicago Rivet & Machine Co	300	6
Eastern Co/The	600	12

		18

Miscellaneous Manufacturers (0.00%)
Portec Rail Products Inc	297	4

Motion Pictures & Services (0.01%)
Image Entertainment Inc (a)	14,200	17

MRI — Medical Diagnostic Imaging (0.00%)
RadNet Inc (a)(b)	1,700	12

Multi-Line Insurance (1.09%)
Atlantic American Corp (a)	7,500	19
Citizens Inc/TX (a)(b)	1,585	11
Eastern Insurance Holdings Inc	3,802	62
HCC Insurance Holdings Inc	30,490	752
Horace Mann Educators Corp	57,703	976
National Security Group Inc	300	5
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Multi-Line Insurance (continued)
United Fire & Casualty Co	34,809	$1,147

		2,972

Multimedia (0.56%)
4Kids Entertainment Inc (a)	11,300	100
Belo Corp	50,900	514
Entravision Communications Corp (a)	77,154	539
Journal Communications Inc	14,961	86
Media General Inc (b)	19,300	284
Triple Crown Media Inc (a)	7,695	4

		1,527

Music (0.04%)
Entertainment Distribution Co Inc (a)	31,300	16
Steinway Musical Instruments (a)	3,100	90

		106

Networking Products (1.06%)
3Com Corp (a)	626,700	1,498
Adaptec Inc (a)	104,900	293
Black Box Corp	22,677	674
Hypercom Corp (a)	57,700	246
Performance Technologies Inc (a)	16,050	77
Soapstone Networks Inc (b)	3,200	22
Zhone Technologies Inc (a)	90,700	89

		2,899

Non-Ferrous Metals (0.13%)
USEC Inc (a)(b)	75,800	352

Non-Hazardous Waste Disposal (0.21%)
Waste Connections Inc (a)	16,787	538
WCA Waste Corp (a)	5,300	27

		565

Office Automation & Equipment (0.41%)
IKON Office Solutions Inc	102,140	1,119
TRM Corp (a)	13,400	5

		1,124

Office Furnishings — Original (0.01%)
Virco Manufacturing	5,300	22

Office Supplies & Forms (0.09%)
Ennis Inc	11,282	191
Nashua Corp (a)	4,100	42

		233

Oil - Field Services (2.10%)
Allis-Chalmers Energy Inc (a)(b)	10,200	164
Basic Energy Services Inc (a)(b)	14,100	327
Exterran Holdings Inc (a)(b)	53,252	3,557
Infinity Energy Resources Inc (a)	8,795	4
Newpark Resources (a)	48,900	268
Oil States International Inc (a)	5,600	280
Superior Energy Services (a)	11,450	508
Trico Marine Services Inc (a)(b)	12,200	460
Union Drilling Inc (a)	8,900	151

		5,719

Oil & Gas Drilling (0.38%)
Bronco Drilling Co Inc (a)(b)	13,800	237
Grey Wolf Inc (a)(b)	39,600	248
Pioneer Drilling Co (a)	33,100	541

		1,026

Oil Company — Exploration & Production (6.17%)
Arena Resources Inc (a)	13,685	615
Bois d’Arc Energy Inc (a)	25,100	600
Brigham Exploration Co (a)	43,100	407
Callon Petroleum Co (a)	24,300	486
Comstock Resources Inc (a)	30,000	1,365
Concho Resources Inc (a)	23,700	654
Continental Resources Inc/OK (a)	4,150	178
Edge Petroleum Corp (a)(b)	14,800	77
Encore Acquisition Co (a)	49,788	2,272
EXCO Resources Inc (a)	61,700	1,377
Gulfport Energy Corp (a)(b)	24,340	282
Harvest Natural Resources Inc (a)(b)	31,000	294
HKN Inc (a)	3,898	34
Mariner Energy Inc (a)	47,502	1,309
Meridian Resource Corp (a)	76,400	162
PetroHawk Energy Corp (a)	24,650	583
Petroleum Development Corp (a)(b)	10,200	767
Petroquest Energy Inc (a)	32,200	669
Rosetta Resources Inc (a)	21,528	469
Royale Energy Inc (a)	4,000	12
Stone Energy Corp (a)	18,100	1,103
Swift Energy Co (a)	24,300	1,267
Whiting Petroleum Corp (a)	24,087	1,843

		16,825

Oil Field Machinery & Equipment (0.34%)
Complete Production Services Inc (a)	34,050	920
Natural Gas Services Group Inc (a)	600	15

		935

Optical Recognition Equipment (0.06%)
Digimarc Corp (a)	16,759	171

Paper & Related Products (1.03%)
Buckeye Technologies Inc (a)	30,100	260
Caraustar Industries Inc (a)	36,383	51
Glatfelter	63,300	923
Louisiana-Pacific Corp	40,400	465
Neenah Paper Inc	4,400	101
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Paper & Related Products (continued)
Rock-Tenn Co	12,152	$412
Schweitzer-Mauduit International Inc	19,633	434
Wausau Paper Corp	19,100	148
Xerium Technologies Inc	9,900	17

		2,811

Pharmacy Services (0.09%)
BioScrip Inc (a)	44,000	242

Curative Health Services Inc (a)(c)(d)	4,500	—

		242

Photo Equipment & Supplies (0.00%)
Concord Camera Corp (a)	1,442	6

Physical Therapy & Rehabilitation Centers (0.09%)
RehabCare Group Inc (a)	14,100	240

Physician Practice Management (0.29%)
American Dental Partners Inc (a)(b)	1,900	22
I-Trax Inc (a)	175	1
Matria Healthcare Inc (a)	6,243	159
OCA Inc (a)(c)(d)	1,600	—
Pediatrix Medical Group Inc (a)	9,025	614

		796

Poultry (0.26%)
Pilgrim’s Pride Corp	29,300	708

Power Converter & Supply Equipment (0.13%)
C&D Technologies Inc (a)(b)	46,500	257
Espey Manufacturing & Electronics Corp	1,400	29
Magnetek Inc (a)	18,850	66

		352

Precious Metals (0.00%)
Coeur d’Alene Mines Corp (a)	700	2

Printing — Commercial (0.04%)
Bowne & Co Inc	1,200	20
Champion Industries Inc/WV	18,958	94
Tufco Technologies Inc (a)	1,300	8

		122

Private Corrections (0.06%)
Cornell Cos Inc (a)	7,600	173

Property & Casualty Insurance (5.32%)
21st Century Holding Co	3,100	40
Affirmative Insurance Holdings Inc	7,700	60
AmCOMP Inc (a)	28,900	356
American Physicians Capital Inc	12,706	589
Amerisafe Inc (a)	4,000	57
Baldwin & Lyons Inc	28,571	679
CNA Surety Corp (a)	38,100	504
Commerce Group Inc	15,800	576
Donegal Group Inc	24,663	419
EMC Insurance Group Inc	11,939	349
First Acceptance Corp (a)	7,400	23
FPIC Insurance Group Inc (a)	11,546	537
Hallmark Financial Services (a)(b)	2,200	24
Harleysville Group Inc	39,117	1,426
Infinity Property & Casualty Corp	32,104	1,244
Investors Title Co (b)	700	35
LandAmerica Financial Group Inc (b)	23,735	681
Meadowbrook Insurance Group Inc	58,800	426
Mercer Insurance Group Inc	5,400	93
Navigators Group Inc (a)	15,600	764
NYMAGIC Inc	8,700	198
PMA Capital Corp (a)	44,038	409
ProAssurance Corp (a)	17,300	914
Procentury Corp	11,000	199
RLI Corp	1,900	91
Safety Insurance Group Inc	7,100	255
SCPIE Holdings Inc (a)	9,300	258
SeaBright Insurance Holdings Inc (a)	10,800	168
Selective Insurance Group	47,600	1,015
State Auto Financial Corp	33,286	917
Stewart Information Services Corp	21,511	527
Unico American Corp (a)	13,834	131
United America Indemnity Ltd (a)	2,404	37
Zenith National Insurance Corp	13,900	516

		14,517

Protection — Safety (0.03%)
Henry Bros Electronics Inc (a)	800	5
Mace Security International Inc (a)	11,900	17
Protection One Inc (a)(b)	5,510	57

		79

Publishing — Books (0.53%)
Scholastic Corp (a)	51,508	1,450

Publishing — Newspapers (0.14%)
AH Belo Corp	10,180	100
Journal Register Co (b)	76,700	22
Lee Enterprises Inc (b)	32,500	251

		373

Racetracks (0.24%)
Churchill Downs Inc	3,500	179
Dover Motorsports Inc	6,111	37
Speedway Motorsports Inc	17,000	443

		659

See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Radio (0.64%)
Beasley Broadcasting Group Inc	6,250	$31
Citadel Broadcasting Corp (b)	140,166	191
Cox Radio Inc (a)(b)	28,900	336
Cumulus Media Inc (a)(b)	82,210	485
Emmis Communications Corp (a)	27,200	85
Entercom Communications Corp	32,800	348
Radio One Inc (a)	91,880	92
Regent Communications Inc (a)	8,500	9
Saga Communications Inc (a)	15,300	84
Salem Communications Corp	11,200	38
Spanish Broadcasting System Inc (a)	31,048	51

		1,750

Real Estate Management & Services (0.04%)
Housevalues Inc (a)	2,800	7
Tarragon Corp (a)(b)	21,400	52
United Capital Corp (a)	1,900	44
ZipRealty Inc (a)	186	1

		104

Real Estate Operator & Developer (0.13%)
Avatar Holdings Inc (a)(b)	6,700	274
California Coastal Communities Inc (a)(b)	10,800	71
Stratus Properties Inc (a)(b)	600	17

		362

Recreational Vehicles (0.02%)
Arctic Cat Inc (b)	5,899	45

Reinsurance (0.56%)
Argo Group International Holdings Ltd (a)	27,267	977
IPC Holdings Ltd	19,050	554

		1,531

Rental — Auto & Equipment (0.57%)
Aaron Rents Inc	24,200	603
Dollar Thrifty Automotive Group (a)(b)	29,626	391
Electro Rent Corp	19,800	267
Mcgrath Rentcorp	10,900	281

		1,542

Research & Development (0.24%)
Albany Molecular Research Inc (a)(b)	49,011	569
PharmaNet Development Group Inc (a)(b)	4,100	98

		667

Resorts & Theme Parks (0.22%)
Bluegreen Corp (a)(b)	33,200	233
Great Wolf Resorts Inc (a)(b)	16,000	98
ILX Resorts Inc	5,800	24
Silverleaf Resorts Inc (a)	19,929	44
Six Flags Inc (a)(b)	113,800	205

		604

Respiratory Products (0.02%)
Allied Healthcare Products (a)	6,400	40
Rotech Healthcare Inc (a)(b)	5,900	2

		42

Retail — Apparel & Shoe (1.34%)
Brown Shoe Co Inc	8,500	142
Cache Inc (a)	2,600	32
Charming Shoppes Inc (a)(b)	92,482	477
Finish Line	25,400	167
Foot Locker Inc	63,300	801
Jones Apparel Group Inc	35,100	556
Kenneth Cole Productions Inc	4,305	83
Mothers Work Inc (a)	2,400	33
Phillips-Van Heusen Corp	11,300	477
Quiksilver Inc (a)	21,900	213
Stage Stores Inc	36,050	567
Syms Corp	6,300	94
Wilsons The Leather Experts Inc (a)	28,200	4

		3,646

Retail — Arts & Crafts (0.02%)
AC Moore Arts & Crafts Inc (a)(b)	6,248	41

Retail — Auto Parts (0.29%)
Coast Distribution System/CA	2,900	15
PEP Boys-Manny Moe & Jack	86,700	773

		788

Retail — Automobile (1.23%)
America’s Car-Mart Inc (a)(b)	5,800	83
Asbury Automotive Group Inc	29,900	498
Group 1 Automotive Inc (b)	18,400	491
Lithia Motors Inc (b)	18,052	162
Penske Auto Group Inc	33,235	696
Rush Enterprises Inc - Class A (a)(b)	27,300	440
Rush Enterprises Inc - Class B (a)	13,350	201
Sonic Automotive Inc	38,776	787

		3,358

Retail — Bookstore (0.01%)
Books-A-Million Inc	895	7
Borders Group Inc (b)	5,300	34

		41

Retail — Computer Equipment (0.36%)
GTSI Corp (a)	7,478	60
Insight Enterprises Inc (a)	55,159	665
PC Connection Inc (a)(b)	33,502	250

		975

Retail — Consumer Electronics (0.00%)
Rex Stores Corp (a)(b)	400	6
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Convenience Store (0.03%)
Pantry Inc/The (a)	6,500	$71

Retail — Discount (0.22%)
99 Cents Only Stores (a)(b)	26,700	254
Duckwall-ALCO Stores Inc (a)	6,600	77
Fred’s Inc	25,500	282

		613

Retail — Drug Store (0.01%)
Allion Healthcare Inc (a)	5,800	27

Retail — Fabric Store (0.21%)
Jo-Ann Stores Inc (a)(b)	30,697	581

Retail — Hair Salons (0.21%)
Regis Corp	19,414	567

Retail — Home Furnishings (0.24%)
Cost Plus Inc (a)(b)	9,400	26
Haverty Furniture Cos Inc	13,000	118
Kirkland’s Inc (a)	22,498	39
Pier 1 Imports Inc (a)(b)	61,500	480

		663

Retail — Jewelry (0.35%)
Finlay Enterprises Inc (a)	13,610	7
Lazare Kaplan International Inc (a)	12,200	114
Zale Corp (a)(b)	40,600	841

		962

Retail — Leisure Products (0.15%)
MarineMax Inc (a)(b)	21,700	247
West Marine Inc (a)(b)	30,940	155

		402

Retail — Mail Order (0.00%)
Sharper Image Corp (a)	15,696	3

Retail — Miscellaneous/Diversified (0.01%)
Hastings Entertainment Inc/United State (a)	1,300	11
Pricesmart Inc	251	7

		18

Retail — Music Store (0.00%)
Trans World Entertainment (a)	1,700	6

Retail — Office Supplies (0.20%)
School Specialty Inc (a)(b)	18,515	545

Retail — Pawn Shops (0.17%)
First Cash Financial Services Inc (a)	31,225	463

Retail — Regional Department Store (0.23%)
Dillard’s Inc (b)	29,400	600
Gottschalks Inc (a)	17,026	40

		640

Retail — Restaurants (1.06%)
AFC Enterprises (a)	28,900	299
Bob Evans Farms Inc	44,729	1,256
Buca Inc (a)	15,756	7
Frisch’s Restaurants Inc	800	19
Ihop Corp	6,300	294
J Alexander’s Corp	5,300	38
Landry’s Restaurants Inc (b)	4,900	78
Luby’s Inc (a)	21,400	161
Morton’s Restaurant Group Inc (a)	4,000	32
O’Charleys Inc	19,900	231
Steak N Shake Co/The (a)(b)	19,600	155
Triarc Cos Inc (b)	46,975	333

		2,903

Retail — Sporting Goods (0.04%)
Gander Mountain Co (a)(b)	13,600	67
Golfsmith International Holdings Inc (a)	534	1
Sport Chalet Inc - Class A (a)	5,700	26
Sport Chalet Inc - Class B (a)	800	3

		97

Retail — Video Rental (0.13%)
Blockbuster Inc - Class A (a)(b)	92,725	271
Blockbuster Inc - Class B (a)	34,700	81

		352

Retirement & Aged Care (0.02%)
Capital Senior Living Corp (a)(b)	7,049	60

Rubber — Tires (0.36%)
Cooper Tire & Rubber Co	75,398	991

Satellite Telecommunications (0.08%)
Loral Space & Communications Inc (a)(b)	10,400	225

Savings & Loans — Thrifts (3.41%)
Abington Bancorp Inc	10,410	109
Ameriana Bancorp	3,000	26
American Bancorp of New Jersey Inc	10,792	113
Anchor Bancorp Wisconsin Inc	9,600	146
B of I Holding Inc (a)	2,400	14
BankAtlantic Bancorp Inc	28,700	88
BankFinancial Corp (b)	9,877	158
BankUnited Financial Corp (b)	29,948	118
Benjamin Franklin Bancorp Inc	1,800	24
Berkshire Hills Bancorp Inc	6,800	174
Brookline Bancorp Inc	62,200	672
Camco Financial Corp	9,800	102
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Savings & Loans — Thrifts (continued)
CFS Bancorp Inc	14,117	$203
Citizens Community Bancorp Inc/WI	2,400	20
Citizens First Bancorp Inc	6,200	49
Citizens South Banking Corp	12,700	120
Cooperative Bankshares Inc	250	2
Dime Community Bancshares	11,700	218
First Defiance Financial Corp	7,600	142
First Federal Bancshares of Arkansas In	500	6
First Keystone Financial Inc (a)	100	1
First Niagara Financial Group Inc	96,750	1,396
First Pactrust Bancorp Inc	200	3
First Place Financial Corp/OH (b)	21,794	272
FirstFed Financial Corp (a)(b)	3,900	60
Flagstar Bancorp Inc (b)	47,100	288
Flushing Financial Corp (b)	16,636	325
Franklin Bank Corp/Houston TX (a)(b)	15,677	24
HF Financial Corp	7,260	116
HMN Financial Inc	200	4
Home Federal Bancorp Inc/ID	4,400	52
Legacy Bancorp Inc/MA	7,400	102
LSB Corp	5,300	84
MASSBANK Corp	1,367	54
Meta Financial Group Inc	3,600	62
MFB Corp	600	21
New Hampshire Thrift Bancshares Inc	1,000	11
New Alliance Bancshares Inc	65,200	878
Northeast Community Bancorp Inc	2,900	34
Pacific Premier Bancorp Inc (a)	10,200	77
Parkvale Financial Corp	3,700	96
Provident Financial Holdings Inc	5,800	76
Provident Financial Services Inc	79,900	1,233
Provident New York Bancorp (b)	34,990	467
Rainier Pacific Financial Group Inc	4,800	65
Riverview Bancorp Inc	15,000	134
Rome Bancorp Inc	6,900	80
TF Financial Corp	1,300	32
TierOne Corp	1,791	16
Timberland Bancorp Inc/WA	17,220	191
United Community Financial Corp/OH	25,960	213
United Financial Bancorp Inc	7,089	85
United Western Bancorp Inc	2,800	48
Washington Federal Inc	3,859	92
Willow Financial Bancorp Inc	12,530	94

		9,290

Semiconductor Component — Integrated Circuits (0.59%)
Catalyst Semiconductor Inc (a)	14,400	61
Exar Corp (a)(b)	32,246	272
Hifn Inc (a)	15,900	71
Pericom Semiconductor Corp (a)	19,820	338
Sigmatel Inc (a)	12,900	39
TriQuint Semiconductor Inc (a)	125,270	825

		1,606

Semiconductor Equipment (2.44%)
Aetrium Inc (a)	1,400	4
ATMI Inc (a)	11,600	342
Aviza Technology Inc (a)	4,400	3
Axcelis Technologies Inc (a)(b)	84,476	456
Brooks Automation Inc (a)	85,561	886
Cascade Microtech Inc (a)	5,389	40
Cohu Inc	18,600	323
Credence Systems Corp (a)	157,109	163
Electroglas Inc (a)	33,159	59
Entegris Inc (a)	168,951	1,274
FSI International Inc (a)	25,214	41
inTEST Corp (a)	7,190	12
MKS Instruments Inc (a)	71,616	1,636
Nanometrics Inc (a)	22,700	161
Photronics Inc (a)(b)	29,900	317
Rudolph Technologies Inc (a)(b)	24,185	246
Ultra Clean Holdings (a)	14,850	159
Varian Semiconductor Equipment Associates Inc (a)	14,275	523

		6,645

Shipbuilding (0.04%)
Todd Shipyards Corp	6,200	99

Software Tools (0.05%)
Borland Software Corp (a)	84,326	149

Steel — Producers (0.11%)
Friedman Industries	3,100	17
Olympic Steel Inc	1,800	92
Shiloh Industries Inc	20,153	198

		307

Steel — Specialty (0.03%)
Material Sciences Corp (a)	11,100	88

Steel Pipe & Tube (0.20%)
Mueller Water Products Inc - Class A (b)	11,100	89
Mueller Water Products Inc - Class B	37,800	300
Northwest Pipe Co (a)	3,797	162

		551

Storage & Warehousing (0.12%)
Mobile Mini Inc (a)(b)	15,200	323

Sugar (0.06%)
Imperial Sugar Co (b)	10,663	168
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telecommunication Equipment (0.57%)
Anaren Inc (a)(b)	6,180	$83
Applied Signal Technology Inc	5,200	59
Channell Commercial Corp (a)	1,300	2
CommScope Inc (a)	12,850	611
Communications Systems Inc	7,600	87
Ditech Networks Inc (a)(b)	28,500	81
Preformed Line Products Co	1,750	86
Symmetricom Inc (a)(b)	36,500	157
Tollgrade Communications Inc (a)	21,400	108
Utstarcom Inc (a)(b)	45,400	147
Westell Technologies Inc (a)	42,000	71
Wireless Telecom Group Inc (a)	20,000	29
XETA Technologies Inc (a)	8,425	30

		1,551

Telecommunication Equipment — Fiber Optics (0.57%)
Clearfield Inc (a)	2,500	4
MRV Communications Inc (a)(b)	13,600	21
Oplik Communications Inc (a)	9,066	87
Optical Cable Corp (a)	6,217	29
Sycamore Networks Inc (a)	442,237	1,424

		1,565

Telecommunication Services (0.07%)
Harris Stratex Networks Inc (a)(b)	9,614	91
LCC International Inc (a)	34,649	44
RCN Corp	5,343	61

		196

Telephone — Integrated (0.35%)
D&E Communications Inc	12,107	109
IDT Corp — Class B (b)	140,500	538
IDT Corp	3,300	11
Level 3 Communications Inc (a)(b)	157	—
SureWest Communications	21,136	294

		952

Television (0.14%)
Acme Communications Inc (a)	13,378	23
Lin TV Corp (a)	36,318	364

		387

Textile — Apparel (0.23%)
Perry Ellis International Inc (a)	20,499	468
Talon International Inc (a)	500	—
Unifi Inc (a)	49,000	147

		615

Textile — Home Furnishings (0.00%)
Decorator Industries Inc	1,300	4
Quaker Fabric Corp (a)(b)	11,600	—

		4

Textile — Products (0.05%)
Culp Inc (a)	9,174	65
Dixie Group Inc (a)(b)	9,400	73

		138

Theaters (0.03%)
Carmike Cinemas Inc	10,500	86

Therapeutics (0.15%)
Neurocrine Biosciences Inc (a)(b)	31,500	171
Pharmacyclics Inc (a)(b)	3,500	3
Renovis Inc (a)	15,370	35
Theragenics Corp (a)	46,600	198
Threshold Pharmaceuticals Inc (a)	484	—

		407

Tobacco (0.71%)
Universal Corp/Richmond VA	30,384	1,950

Tools — Hand Held (0.00%)
QEP Co Inc (a)	400	3

Toys (0.33%)
Jakks Pacific Inc (a)(b)	38,204	897

Transport — Air Freight (0.00%)
AirNet Systems Inc (a)	1,300	3

Transport — Equipment & Leasing (0.45%)
Amerco Inc (a)(b)	7,200	414
GATX Corp	12,600	554
Greenbrier Cos Inc	8,800	200
Willis Lease Finance Corp (a)	5,400	67

		1,235

Transport — Marine (0.17%)
Alexander & Baldwin Inc	6,600	332
International Shipholding Corp (a)	7,649	145

		477

Transport — Rail (0.03%)
Providence and Worcester Railroad Co	3,600	71

Transport — Services (0.69%)
Bristow Group Inc (a)(b)	29,081	1,534
PHI Inc (a)(b)	9,400	353

		1,887

Transport — Truck (1.20%)
Arkansas Best Corp	17,600	695
Covenant Transportation Group Inc (a)	600	3
Forward Air Corp	12,625	430
Frozen Food Express Industries	26,000	198
Marten Transport Ltd (a)(b)	17,850	291
PAM Transportation Services Inc (a)	24,385	347
See accompanying notes

Schedule of Investments
Partners SmallCap Value Fund II
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Transport — Truck (continued)
Saia Inc (a)(b)	6,489	$90
USA Truck Inc (a)	2,693	33
Werner Enterprises Inc (b)	61,000	1,187

		3,274

Vitamins & Nutrition Products (0.05%)
Natural Alternatives International Inc (a)	3,000	21
Natural Health Trends Corp (a)(b)	4,700	5
Nutraceutical International Corp (a)	2,100	24
Omega Protein Corp (a)	5,000	75

		125

Water (0.34%)
Connecticut Water Service Inc	6,472	155
Pico Holdings Inc (a)(b)	21,700	766

		921

Web Hosting & Design (0.02%)
Website Pros Inc (a)	4,953	45

Wire & Cable Products (0.28%)
Encore Wire Corp (b)	5,300	120
General Cable Corp (a)	8,700	583
Superior Essex Inc (a)	1,900	56

		759

Wireless Equipment (0.35%)
CalAmp Corp (a)	31,303	81
EFJ Inc(a)	13,300	18
EMS Technologies Inc (a)	9,000	233
EndWave Corp (a)	9,500	61
Nextwave Wireless Inc (a)(b)	25,769	165
Powerwave Technologies Inc (a)(b)	67,785	185
Relm Wireless Corp	900	1
RF Micro Devices Inc (a)(b)	49,700	167
Telular Corp (a)	6,235	20
WPCS International Inc (a)(b)	1,685	11

		942

TOTAL COMMON STOCKS		$270,633

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (16.59%)
Finance — Investment Banker & Broker (16.59%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $45,727,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (e)	$45,236	$45,234

TOTAL REPURCHASE AGREEMENTS		$45,234

Total Investments		$315,867
Liabilities in Excess of Other Assets, Net — (15.81)%		(43,112)

TOTAL NET ASSETS — 100.00%		$272,755

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5 or 0.00% of net assets.

(d)	Security is Illiquid

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$28,461
Unrealized Depreciation	(74,916)

Net Unrealized Appreciation (Depreciation)	(46,455)
Cost for federal income tax purposes	362,322
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Financial	40.00%
Consumer, Cyclical	15.24%
Industrial	14.43%
Consumer, Non-cyclical	13.36%
Technology	9.65%
Energy	9.17%
Communications	7.55%
Basic Materials	4.59%
Utilities	1.77%
Diversified	0.05%
Liabilities in Excess of Other Assets, Net	(15.81%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (0.93%)

Publicly Traded Investment Fund (0.93%)
BlackRock Preferred and Corporate Income Strategies	25,500	$404
BlackRock Preferred Income Strategies Fund	242,500	3,846
Blackrock Preferred Opportunity Trust	121,600	2,122
Flaherty & Crumrine/Claymore Preferred	335,900	5,146
Flaherty & Crumrine/Claymore Total Return	109,800	1,750

		13,268

TOTAL COMMON STOCKS		$13,268

PREFERRED STOCKS (71.02%)
Cable TV (1.20%)
Comcast Corp 6.63%	240,154	5,355
Comcast Corp 7.00%; Series B	218,500	5,255
Comcast Corp 7.00% (a)	269,745	6,547

		17,157

Cellular Telecommunications (0.06%)
US Cellular Corp (a)	31,900	791

Commercial Banks (6.79%)
ASBC Capital I	97,301	2,380
BancorpSouth Capital Trust I (a)	51,500	1,303
Banesto Holdings (b)	11,700	362
Barclays Bank PLC 6.63%	73,500	1,740
Barclays Bank PLC 7.10%	920,800	22,873
Barclays Bank PLC 7.75%	74,300	1,869
Barclays Bank PLC 8.125% (c)	721,500	18,290
Citizens Funding Trust I	136,500	2,254
HSBC Holdings PLC (a)(c)	105,200	2,782
HSBC Holdings PLC	296,200	6,664
M&T Capital Trust IV (a)	293,500	7,502
Provident Financial Group Inc	48,300	1,242
Regions Financing Trust II (c)	21,000	524
Royal Bank of Scotland Group PLC 5.75%; Series L	182,673	3,622
Royal Bank of Scotland Group PLC 6.13%; Series R (a)	71,100	1,515
Royal Bank of Scotland Group PLC 6.25%; Series P	14,500	312
Royal Bank of Scotland Group PLC 6.35%; Series N (a)	224,932	5,007
Royal Bank of Scotland Group PLC 6.40%; Series M	37,000	816
Royal Bank of Scotland Group PLC 6.60%; Series S (a)	156,600	3,505
Royal Bank of Scotland Group PLC 6.75%; Series Q (a)	183,439	4,267
Royal Bank of Scotland Group PLC 7.25%; Series T (a)	331,400	8,043
VNB Capital Trust I	6,900	173
Zions Capital Trust B (a)	3,000	75

		97,120

Diversified Financial Services (1.91%)
Citigroup Capital IX	74,300	$1,556
Citigroup Capital VII	62,100	1,500
Citigroup Capital VIII	206,130	4,830
Citigroup Capital X	109,600	2,292
Citigroup Capital XI	111,600	2,344
Citigroup Capital XVI (a)	66,300	1,455
Citigroup Capital XX (a)	236,400	6,021
General Electric Capital Corp 5.88%	50,998	1,272
General Electric Capital Corp 6.00%	117,900	2,991
General Electric Capital Corp 6.05%	99,000	2,517
General Electric Capital Corp 6.10%	4,600	116
Harris Preferred Capital Corp	17,700	410

		27,304

Electric — Integrated (4.42%)
Alabama Power Co — Series 2007B (a)	217,222	5,387
Alabama Power Co — Series II (a)	361,917	8,979
Alabama Power Co — Series JJ	10,300	269
Dte Energy Trust I	18,300	462
Entergy Louisiana LLC	55,900	1,420
Entergy Mississippi Inc 6.00%	5,800	145
Entergy Mississippi Inc 7.25%	63,500	1,618
FPL Group Capital Inc 6.60%	83,500	2,094
FPL Group Capital Inc 7.45%	5,000	131
FPL Group Capital Trust	2,100	50
Georgia Power Capital Trust VII	107,700	2,614
Georgia Power Co 5.70%	8,700	222
Georgia Power Co 5.75%	12,900	310
Georgia Power Co 5.90%	61,730	1,503
Georgia Power Co 6.00%	6,100	149
Gulf Power Co	8,000	195
Mississippi Power Co (a)	22,100	541
PPL Capital Funding Inc	427,800	10,601
PPL Energy Supply LLC	165,100	4,139
Xcel Energy Inc 7.60%	891,489	22,394

		63,223

Fiduciary Banks (0.16%)
BNY Capital V	100,300	2,241

Finance — Consumer Loans (0.50%)
HSBC Finance Corp 6.88%	288,955	7,169

Finance — Credit Card (0.17%)
Capital One Capital II	111,700	2,424

Finance — Investment Banker & Broker (4.77%)
Citigroup Inc 8.13%	800,000	20,280
Credit Suisse Guernsey Ltd (c)	396,300	10,034
JP Morgan Chase Capital XI (a)	44,300	1,016
JP Morgan Chase Capital XIV	22,100	522
See accompanying notes

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
PREFERRED STOCKS (continued)

Finance — Investment Banker & Broker (continued)
Lehman Brothers Holdings Capital Trust 6.24%	39,857	$813
Lehman Brothers Holdings Capital Trust III	133,228	2,812
Lehman Brothers Holdings Capital Trust Series L (a)	124,900	2,595
Lehman Brothers Holdings Inc	58,500	1,251
Merrill Lynch & Co Inc (c)	225,000	5,625
Merrill Lynch Capital Trust III 7.00%	81,100	1,815
Merrill Lynch Capital Trust III 7.375%	8,700	210
Merrill Lynch Preferred Capital Trust I (a)	83,200	1,874
Merrill Lynch Preferred Capital Trust V	134,294	3,030
Morgan Stanley Capital Trust III	44,800	965
Morgan Stanley Capital Trust IV	149,571	3,192
Morgan Stanley Capital Trust V	162,950	3,209
Morgan Stanley Capital Trust VI	283,630	6,339
Morgan Stanley Capital Trust VII	115,500	2,587
Morgan Stanley Capital Trust VIII	4,000	85

		68,254

Finance — Mortgage Loan/Banker (2.91%)
Countrywide Capital V	366,870	6,673
Countrywide Financial Corp	172,533	3,211
Fannie Mae — Series Q	149,100	3,446
Fannie Mae — Series S	162,000	4,057
Freddie Mac 5.57%; Series V	527,200	10,017
Freddie Mac 5.66%; Series W	214,200	4,185
Freddie Mac 5.79%; Series K	100,000	4,350
Freddie Mac 5.81%; Series 0	5,000	204
Freddie Mac 6.55%; Series Y	97,100	2,238
Freddie Mac 8.38%; Series Z	127,000	3,251

		41,632

Finance — Other Services (0.65%)
ABN AMRO Capital Funding Trust V	151,900	3,163
ABN AMRO Capital Funding Trust VII	244,600	5,244
National Rural Utilities Cooperative Finance Corp 5.95% (a)	10,600	246
National Rural Utilities Cooperative Finance Corp 6.10%	15,000	337
National Rural Utilities Cooperative Finance Corp 6.75%	12,500	310

		9,300

Financial Guarantee Insurance (0.73%)
AMBAC Financial Group Inc 5.88%	55,500	703
AMBAC Financial Group Inc 5.95%	63,100	799
Financial Security Assurance Holdings Ltd 5.60%	67,500	1,320
Financial Security Assurance Holdings Ltd 6.25%	339,725	7,223
Financial Security Assurance Holdings Ltd 6.875%	14,800	343

		10,388

Investment Companies (0.26%)
Allied Capital Corp	209,308	3,694

Investment Management & Advisory Services (2.62%)
Deutsche Bank Contingent Capital Trust II	1,083,600	24,056
Deutsche Bank Contingent Capital Trust III (c)	550,450	13,469

		37,525

Life & Health Insurance (2.82%)
Delphi Financial Group Inc 7.375%	481,700	8,979
Delphi Financial Group Inc 8.00%	52,900	1,224
Lincoln National Capital VI (a)	123,637	3,004
Lincoln National Corp	1,500	36
PLC Capital Trust III	11,000	260
PLC Capital Trust IV	41,400	942
PLC Capital Trust V (a)	260,300	5,154
Protective Life Corp (a)	560,300	12,674
Prudential PLC 6.50% (a)	183,817	4,062
Prudential PLC 6.75%	158,492	3,561
Torchmark Capital Trust III	18,000	439

		40,335

Money Center Banks (2.61%)
Fleet Capital Trust IX (a)	25,900	565
JPMChase Capital XVI (a)	456	11
Santander Finance Preferred SA Unipersonal 6.41% (a)	52,818	1,234
Santander Finance Preferred SA Unipersonal 6.50%	1,038,769	21,710
Santander Finance Preferred SA Unipersonal 6.80%	493,704	11,039
Santander Finance Preferred SA Unipersonal — Series 6
	157,000	2,716

		37,275

Multi–Line Insurance (5.58%)
ACE Ltd	442,550	10,931
Aegon NV 6.375%	458,565	9,722
Aegon NV 6.50%	37,100	793
Aegon NV 6.875% (a)	32,200	735
Aegon NV 7.25%	100,800	2,399
Aegon NV - Series 1	67,500	1,312
American International Group Inc 6.45%	103,300	2,382
American International Group Inc 7.70%	793,300	20,047
ING Groep NV 6.13%	57,800	1,211
ING Groep NV 6.375%	423,900	9,398
ING Groep NV 7.05%	205,238	4,924
ING Groep NV 7.20%	54,700	1,346
See accompanying notes

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
PREFERRED STOCKS (continued)
Multi-Line Insurance (continued)
ING Groep NV 7.375%	574,500	$14,293
MetLife lnc 6.50%	10,000	230

		79,723

Multimedia (0.44%)
Viacom Inc	275,700	6,338

Oil Company — Exploration & Production (0.31%)
Nexen Inc	184,060	4,473

Property & Casualty Insurance (1.74%)
Arch Capital Group Ltd 7.88%	48,300	1,188
Arch Capital Group Ltd 8.00%	215,000	5,375
Berkley W R Capital Trust	642,725	14,256
Markel Corp	165,700	4,093

		24,912

Regional Banks (11.50%)
BAC Capital Trust I (a)	27,100	669
BAC Capital Trust II	95,000	2,332
BAC Capital Trust III	1,200	29
BAC Capital Trust IV	10,400	227
BAC Capital Trust V	46,600	1,020
BAC Capital Trust VIII	122,100	2,692
BAC Capital Trust X (a)	255,100	5,883
BAC Capital Trust XII	210,500	5,157
Bank One Capital VI	47,500	1,174
Fifth Third Capital Trust V (a)	2,300	52
Fifth Third Capital Trust VI	313,100	6,844
Fleet Capital Trust VIII	16,600	409
KeyCorp Capital IX	71,000	1,456
KeyCorp Capital V	18,300	349
Keycorp Capital VI	3,600	71
KeyCorp Capital VIII	267,700	5,756
National City Capital Trust II	480,361	8,358
PNC Capital Trust C (c)	722,200	18,026
PNC Capital Trust D	526,800	11,563
SunTrust Capital IX (c)	537,200	13,382
Union Planter Preferred Funding Corp (b)	10	741
USB Capital VI	688,200	14,349
USB Capital VII	83,900	1,811
USB Capital XI	140,792	3,333
Wachovia Capital Trust IV	24,452	556
Wachovia Capital Trust IX	513,900	11,681
Wachovia Capital Trust X (a)	45,100	1,134
Wachovia Corp 7.25%	366,200	8,584
Wachovia Corp 8.00%	676,300	17,016
Wells Fargo Capital IV	91,221	2,283
Wells Fargo Capital IX	179,843	3,903
Wells Fargo Capital VII	318,939	6,934
Wells Fargo Capital VIII	20,400	449
Wells Fargo Capital XI (a)	16,400	392
Wells Fargo Capital XII (a)(c)	220,300	5,717

		164,332

Reinsurance (1.71%)
Everest Re Capital Trust	283,919	5,724
PartnerRe Ltd 6.50% (a)	168,366	3,674
PartnerRe Ltd 6.75%	128,300	2,829
RenaissanceRe Holdings Ltd - Series B	43,700	1,013
RenaissanceRe Holdings Ltd - Series C	157,035	3,037
RenaissanceRe Holdings Ltd - Series D	379,600	8,104

		24,381

REITS — Apartments (0.37%)
AvalonBay Communities Inc	17,200	437
BRE Properties Inc - Series C	201,177	4,386
BRE Properties Inc - Series D	12,876	278
UDR Inc	11,100	250

		5,351

REITS — Diversified (3.91%)
Duke Realty Corp 6.50%	257,200	5,406
Duke Realty Corp 6.60%	47,600	1,038
Duke Realty Corp 6.95%	369,911	8,378
Duke Realty Corp 7.25% (a)	139,132	3,293
Duke Realty Corp 8.38%	591,629	14,791
PS Business Parks Inc 6.88%; Series I	159,400	3,373
PS Business Parks Inc 7.00%; Series H	157,200	3,427
PS Business Parks Inc - Series K	118,600	2,864
PS Business Parks Inc - Series L	2,400	56
PS Business Parks Inc - Series M	15,700	354
PS Business Parks Inc - Series O	13,900	312
PS Business Parks Inc - Series P	519,600	10,678
Vornado Realty Trust - Series F	25,448	550
Vornado Realty Trust - Series H (a)	21,300	460
Vornado Realty Trust - Series I (a)	41,600	889

		55,869

REITS — Office Property (1.18%)
HRPT Properties Trust - Series B	52,051	1,302
HRPT Properties Trust - Series C (a)	723,200	15,556

		16,858

REITS — Shopping Centers (3.57%)
Developers Diversified Realty Corp 7.38%	21,100	469
Developers Diversified Realty Corp 7.50%	22,500	510
Developers Diversified Realty Corp 8.00%	134,100	3,238
Kimco Realty Corp (a)	782,900	19,377
Regency Centers Corp 6.70%	274,600	6,121
Regency Centers Corp 7.25%	238,800	5,519
Regency Centers Corp 7.45% (a)	223,000	5,336
Weingarten Realty Investors 6.50% (a)	271,800	5,855
See accompanying notes

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
PREFERRED STOCKS (continued)
REITS — Shopping Centers (continued)
Weingarten Realty Investors 6.95% (a)	200,800	$4,608

		51,033

REITS — Single Tenant (0.81%)
Realty Income Corp - Series D	495,093	11,189
Realty Income Corp - Series E	13,300	329

		11,518

REITS — Storage (2.64%)
Public Storage Inc 6.18%; Series D	22,200	454
Public Storage Inc 6.25%; Series Z (a)	14,700	302
Public Storage Inc 6.45%; Series F	382,000	8,060
Public Storage Inc 6.45%; Series X	80,800	1,708
Public Storage Inc 6.50%; Series W	21,800	461
Public Storage Inc 6.60%; Series C	90,100	1,937
Public Storage Inc 6.63%; Series M	290,200	6,358
Public Storage Inc 6.75%; Series E	22,028	493
Public Storage Inc 6.75%; Series L	89,100	1,986
Public Storage Inc 6.85%; Series Y	98,900	2,262
Public Storage Inc 6.95%; Series H	21,500	489
Public Storage Inc 7.00%; Series N	53,100	1,232
Public Storage Inc 7.25%; Series I	106,100	2,549
Public Storage Inc 7.25%; Series K	355,933	8,521
Public Storage Inc 7.63%; Series T	36,600	901

		37,713

REITS — Warehouse & Industrial (1.06%)
AMB Property Corp - Series L	142,200	3,200
AMB Property Corp - Series M	52,800	1,212
AMB Property Corp - Series P	196,400	4,631
First Industrial Realty Trust Inc - Series J	171,100	3,624
First Industrial Realty Trust Inc - Series K	12,100	259
Prologis - Series G (a)	93,600	2,190

		15,116

Sovereign Agency (0.04%)
Tennessee Valley Authority - Series D	20,500	515

Special Purpose Entity (2.01%)
Citigroup Capital XVII	104,600	2,233
Corporate-Backed Trust Certificates 6.00%; Series GS	55,300	1,161
Corporate-Backed Trust Certificates 6.00%	5,900	131
Corporate-Backed Trust Certificates 6.30%	3,200	72
Corporate-Backed Trust Certificates - Series BMY	14,100	320
Corporate-Backed Trust Certificates - Series VZ	22,800	582
CORTS Trust for AIG	4,400	89
CORTS Trust for Aon Capital	1,000	25
CORTS Trust for Bellsouth Telecommunication (d)	29,600	651
CORTS Trust for Bristol Meyers Squibb	14,500	351
CORTS Trust for First Union Institutional Capital I	41,000	1,026
CORTS Trust for General Electric Capital	12,200	300
CORTS Trust for Goldman Sachs Capital I	28,100	597
CORTS Trust for SunAmerica	15,900	361
CORTS Trust II for Goldman Sachs Capital I	12,700	279
CORTS Trust III for Verizon Global Fund	1,300	32
CORTS Trust VI for IBM Debentures	3,100	78
CORTS-IBM	2,000	48
Deutsche Bank Capital Funding Trust IX (a)	31,200	708
Merrill Lynch Capital Trust I (a)	271,900	5,789
Merrill Lynch Capital Trust II	35,700	750
National City Capital Trust IV (a)	111,639	2,243
PreferredPlus TR–CCR1 5.75%; Series GSG2	10,200	210
PreferredPlus TR–CCR1 6.00%; Series GSC3	34,100	695
PreferredPlus TR–CCR1 6.00%; Series GSC4	26,200	532
PreferredPlus TR–CCR1 6.00%; Series GSG1	9,900	214
SATURNS 2002–11 6.00%; Series AIG	10,200	205
SATURNS 2003–06 6.00%; Series GS	3,300	72
SATURNS 2003–11 5.63%; Series GS	12,400	250
SATURNS 2003–13 6.25%; Series CSFB	11,300	249
SATURNS 2004–04 6.00%; Series GS	180,000	3,816
SATURNS 2004–06 6.00%; Series GS	177,200	3,679
SATURNS 2004–2 5.75%; Series GS	24,600	508
Structured Repackaged Asset–Backed Trust	6,000	59
Trust Certificates Series 2001–2	19,410	487

		28,802

Telecommunication Services (0.70%)
Centaur Funding Corp (b)	10,000	10,044

Telephone — Integrated (0.01%)
AT&T Inc	6,500	162

Television (0.86%)
CBS Corp 6.75%	427,300	9,277
CBS Corp 7.25%	127,400	3,019

		12,296

TOTAL PREFERRED STOCKS		$1,015,268

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (23.31%)
Commercial Banks (5.87%)
Banponce Trust I
8.33%, 2/1/2027	$1,000	962
Barclays Bank PLC
8.55%, 9/29/2049 (b)	3,900	3,910
BNP Paribas
5.19%, 6/29/2049 (b)(e)	3,000	2,597
See accompanying notes

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Commercial Banks (continued)
BNP Paribas (continued)
7.20%, 6/29/2049 (b)	$2,000	$1,876
BOI Capital Funding No. 3
6.11%, 2/4/2016 (b)(e)	5,000	3,797
Caisse Nationale des Caisses
6.75%, 1/27/2049	1,500	1,389
CBA Capital Trust I
5.81%, 12/31/2049 (b)	7,000	6,341
CBG Florida REIT Corp
7.11%, 5/29/2049 (b)(e)	4,000	1,482
Centura Capital Trust I
8.85%, 6/1/2027 (b)	3,000	3,073
Credit Agricole SA/London
6.64%, 5/31/2049 (b)(e)	11,500	9,430
First Empire Capital Trust I
8.23%, 2/1/2027	2,000	2,000
First Empire Capital Trust II
8.28%, 6/1/2027	2,000	2,008
First Hawaiian Capital I
8.34%, 7/1/2027	5,000	5,209
First Midwest Capital Trust I
6.95%, 12/1/2033	1,000	798
HBOS PLC
6.41%, 10/1/2035 (b)(e)	4,700	3,386
North Fork Capital Trust II
8.00%, 12/15/2027	3,450	3,064
Northgroup Preferred Capital Corp
6.38%, 12/29/2049 (b)(e)	10,000	6,947
Popular North America Capital Trust I
6.56%, 9/15/2034	1,000	686
Regions Financing Trust II
6.63%, 5/15/2047	3,000	2,101
Royal Bank of Scotland Group PLC
7.64%, 3/31/2049 (e)(f)	6,000	5,648
7.65%, 8/29/2049 (e)	1,200	1,014
Shinsei Finance II
7.16%, 7/29/2049 (b)(e)	6,200	4,158
Standard Chartered PLC
7.01%, 12/29/2049 (b)	9,500	8,765
SwedbankAB
9.00%, 12/29/2049 (b)(e)	2,000	2,077
Westpac Capital Trust III
5.82%, 9/30/2013 (b)	1,300	1,135

		83,853

Electric — Integrated (0.25%)
FPL Group Capital Inc
6.35%, 10/1/2066 (e)	4,000	3,576

Finance — Consumer Loans (0.35%)
HSBC Finance Capital Trust IX
5.91%, 11/30/2035	6,000	4,986

Finance — Credit Card (0.18%)
Capital One Capital III
7.69%, 8/15/2036	3,000	2,563

Finance — Investment Banker & Broker (1.81%)
Citigroup Inc
8.40%, 4/29/2049	5,000	5,061
JP Morgan Chase Capital XVIII
6.95%, 8/17/2036	3,000	2,864
JPMorgan Chase & Co
7.90%, 4/29/2049 (e)	16,800	17,114
Schwab Capital Trust I
7.50%, 11/15/2037 (e)	1,000	904

		25,943

Financial Guarantee Insurance (0.05%)
AMBAC Financial Group Inc
6.15%, 2/15/2037	2,000	662

Investment Management & Advisory Services (0.06%)
Dresdner Bank
5.31%, 6/29/2049 (e)	1,000	852

Life & Health Insurance (0.58%)
Great West Life & Annuity Insurance Co
7.15%, 5/16/2046 (b)(e)	4,750	4,328
Great-West Life & Annuity Insurance Capital I
6.63%, 11/15/2034 (b)	4,000	3,197
Nationwide Financial Services
6.75%, 5/15/2037	1,000	814

		8,339

Money Center Banks (3.52%)
ABN Amro North American Holding Capital
6.52%, 12/29/2049 (b)(e)	9,600	9,447
BankAmerica Institutional
8.07%, 12/31/2026 (b)	500	509
BBVA International Preferred SA Unipers
5.92%, 12/29/2049 (e)	7,600	6,096
BCI US Funding Trust
8.01%, 12/31/2049 (b)	2,830	2,855
BNP Paribas Capital Trust
9.00%, 12/29/2049 (b)	3,000	3,072
DBS Capital Funding Corp
7.66%, 3/15/2049 (b)	1,500	1,564
Dresdner Funding Trust I
8.15%, 6/30/2031 (b)	4,200	3,208
HBOS Capital Funding LP
6.07%, 6/29/2049 (b)(e)	10,000	8,229
HSBC Capital Funding LP/Jersey Channel
10.18%, 12/29/2049 (b)(e)	1,000	1,238
KBC Bank Funding Trust III
9.86%, 11/29/2049 (b)(e)	2,700	2,882
Mizuho Finance Group
8.38%, 1/29/2049	9,000	9,178
See accompanying notes

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)
BONDS (continued)
Money Center Banks (continued)
UBS Preferred Funding Trust I
8.62%, 10/29/2049	$2,000	$2,010

		50,288

Mortgage Banks (0.22%)
Abbey National Capital Trust I
8.96%, 12/29/2049	2,900	3,099

Multi-Line Insurance (3.35%)
Allstate Corp/The
6.50%, 5/15/2057	2,000	1,835
American International Group Inc
6.25%, 3/15/2037	500	441
AXA SA
6..46%, 12/31/2049 (b)(e)	12,300	10,186
MetLife Capital Trust IV
7.88%, 12/15/2037 (b)	19,500	19,264
MetLife Capital Trust X
9.25%, 4/8/2068 (b)	1,000	1,127
MMI Capital Trust I
7.63%, 12/15/2027	1,073	1,056
USF&G Capital III
8.31%, 7/1/2046 (b)	2,000	2,128
XL Capital Ltd
6.50%, 12/31/2049 (e)	17,000	11,900

		47,937

Mutual Insurance (0.31%)
Liberty Mutual Group Inc
7.80%, 3/15/2037 (b)	2,000	1,805
Oil Insurance Ltd
7.56%, 12/29/2049 (b)(e)	3,000	2,621

		4,426

Property & Casualty Insurance (1.35%)
Everest Reinsurance Holdings Inc
6.60%, 5/15/2037 (e)	6,700	5,448
Progressive Corp/The
6.70%, 6/15/2037	15,550	13,906

		19,354

Regional Banks (1.03%)
KeyCorp Capital II
6.88%, 3/17/2029	5,000	4,074
PNC Preferred Funding Trust I
8.70%, 2/28/2049 (b)(e)	6,000	5,764
6.52%, 12/31/2049 (b)(e)	6,700	4,883

		14,721

Savings & Loans — Thrifts (0.71%)
Washington Mutual Preferred Funding Cayman
7.25%, 3/29/2049 (a)(b)	9,900	6,828
Washington Mutual Preferred Funding LLC
6.67%, 12/29/2049 (b)(e)	5,100	3,264

		10,092

Special Purpose Banks (0.12%)
Agfirst Farm Credit Bank
7.30%, 12/15/2008 (b)(d)	2,000	1,740

Special Purpose Entity (2.97%)
BankBoston Capital Trust IV
3.59%, 6/8/2028 (e)	5,000	3,674
BayernLB Capital Trust I
6.20%, 12/31/2049	8,230	5,613
CA Preferred Trust
7.00%, 1/29/2049	1,400	1,364
Capital One Capital IV
6.75%, 2/17/2037	2,000	1,616
Goldman Sachs Capital I
6.35%, 2/15/2034	500	451
ILFC E-Capital Trust II
6.25%, 12/21/2065 (b)(e)	2,000	1,775
JP Morgan Chase Capital XX
6.55%, 9/29/2036	850	771
JPMorgan Chase Capital XXI
4.06%, 2/2/2037 (e)	2,000	1,543
Mangrove Bay Pass-Through Trust
6.10%, 7/15/2033 (b)	5,000	3,595
Old Mutual Capital Funding
8.00%, 5/29/2049 (a)	4,000	3,907
QBE Capital Funding II LP
6.80%, 6/29/2049 (b)(e)(f)	21,200	18,211
Twin Reefs Pass-Through Trust
3.72%, 12/31/2049 (b)(e)	500	20

		42,540

Tools — Hand Held (0.40%)
Stanley Works Capital Trust I
5.90%, 12/1/2045 (e)	7,000	5,686

Transport — Rail (0.18%)
BNSF Funding Trust I
6.61%, 12/15/2055 (e)	2,750	2,525

TOTAL BONDS		$333,182

REPURCHASE AGREEMENTS (2.18%)
Finance — Investment Banker & Broker (2.18%)
Morgan Stanley Repurchase Agreement, 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $31,549,000; 0.00% - 7.625%, dated 05/12/08 - 03/14/36) (g)	$31,211	$31,209

TOTAL REPURCHASE AGREEMENTS		$31,209

Total Investments		$1,392,927
Other Assets in Excess of Liabilities, Net — 2.56%		36,558

TOTAL NET ASSETS — 100.00%		$1,429,485

See accompanying notes

Schedule of Investments
Preferred Securities Fund
April 30, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $193,861 or 13.56% of net assets.

(c)	Non-Income Producing Security

(d)	Security is Illiquid

(e)	Variable Rate

(f)	Security purchased on a when-issued basis.

(g)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$20,029
Unrealized Depreciation	(114,073)

Net Unrealized Appreciation (Depreciation)	(94,044)
Cost for federal income tax purposes	1,467,625

All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent
Financial	85.42%
Utilities	4.67%
Communications	3.27%
Government	2.26%
Exchange Traded Funds	0.93%
Industrial	0.58%
Energy	0.31%
Other Assets in Excess of Liabilities, Net	2.56%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal Life Time 2010 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.48%)
Principal Investors Fund, Inc. Institutional Class (99.48%)
Bond & Mortgage Securities Fund (a)	50,077,795	$499,276
Disciplined LargeCap Blend Fund (a)	12,084,551	171,359
High Yield Fund (a)	4,124,816	42,279
High Yield Fund II (a)	1,428,778	11,644
Inflation Protection Fund (a)	7,716,181	66,899
International Emerging Markets Fund (a)	1,754,182	50,748
International Growth Fund (a)	12,845,992	158,905
LargeCap Growth Fund (a)	8,708,484	76,896
LargeCap Value Fund (a)	4,202,384	46,899
Money Market Fund (a)	1,475,366	1,475
Partners International Fund (a)	6,282,681	95,811
Partners LargeCap Blend Fund I (a)	9,832,354	88,983
Partners LargeCap Growth Fund I (a)	9,393,817	76,090
Partners LargeCap Value Fund (a)	3,441,891	44,022
Partners LargeCap Value Fund I (a)	3,606,112	46,050
Partners MidCap Growth Fund (a)(b)	190,435	1,967
Partners MidCap Value Fund I (a)	158,612	1,973
Partners SmallCap Growth Fund I (a)(b)	160,206	1,437
Partners SmallCap Growth Fund III (a)(b)	2,496,755	24,943
Partners SmallCap Value Fund I (a)	94,757	1,390
Preferred Securities Fund (a)	12,891,330	123,370
Real Estate Securities Fund (a)	6,657,589	114,910
SmallCap S&P 600 Index Fund (a)	2,428,347	37,809
SmallCap Value Fund (a)	1,628,917	25,216
Ultra Short Bond Fund (a)	6,983,621	59,431

		1,869,782

TOTAL INVESTMENT COMPANIES		$1,869,782

Total Investments		$1,869,782
Other Assets in Excess of Liabilities, Net — 0.52%		9,774

TOTAL NET ASSETS — 100.00%		$1,879,556

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$50,565
Unrealized Depreciation	(139,562)

Net Unrealized Appreciation (Depreciation)	(88,997)
Cost for federal income tax purposes	1,958,779
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	42.80%
Domestic Equity Funds	40.43%
International Equity Funds	16.25%
Other Assets in Excess of Liabilities, Net	0.52%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	44,003,740	$469,385	6,991,006	$72,398	916,951	$9,474	50,077,795	$532,311
Disciplined LargeCap Blend Fund	9,501,410	139,735	2,811,880	42,752	228,739	3,253	12,084,551	179,233
High Yield Fund	3,418,884	35,680	809,736	8,204	103,804	1,037	4,124,816	42,844
High Yield Fund II	1,331,393	11,784	97,385	808	—	—	1,428,778	12,592
Inflation Protection Fund	6,478,059	61,593	1,372,455	12,830	134,333	1,258	7,716,181	73,164
International Emerging Markets Fund	1,332,522	34,876	449,334	13,624	27,674	787	1,754,182	47,713
International Growth Fund	10,596,718	126,100	2,468,787	32,299	219,513	2,659	12,845,992	155,738
LargeCap Growth Fund	7,703,817	54,901	1,155,480	10,563	150,813	1,316	8,708,484	64,148
LargeCap Value Fund	3,375,854	38,815	909,970	10,663	83,440	920	4,202,384	48,558
Money Market Fund	—	—	1,906,054	1,906	430,688	430	1,475,366	1,476
Partners International Fund	4,976,091	78,524	1,434,227	22,859	127,637	1,898	6,282,681	99,459
Partners LargeCap Blend Fund I	8,399,650	82,576	1,629,163	15,381	196,459	1,766	9,832,354	96,164
Partners LargeCap Growth Fund I	8,011,988	67,632	1,563,709	13,111	181,880	1,442	9,393,817	79,281
Partners LargeCap Value Fund	2,797,387	35,298	716,253	9,806	71,749	920	3,441,891	44,183
Partners LargeCap Value Fund I	3,088,338	43,156	590,269	7,878	72,495	919	3,606,112	50,102
Partners MidCap Growth Fund	—	—	194,747	1,921	4,312	43	190,435	1,878
Partners MidCap Value Fund I	—	—	162,191	1,921	3,579	43	158,612	1,878
Partners SmallCap Growth Fund I	—	—	161,640	1,363	1,434	12	160,206	1,351
Partners SmallCap Growth Fund III	2,065,493	25,192	479,907	5,368	48,645	499	2,496,755	30,053
Partners SmallCap Value Fund I	—	—	95,609	1,363	852	12	94,757	1,351
Preferred Securities Fund	11,121,143	118,480	2,017,199	19,515	247,012	2,380	12,891,330	135,612
Real Estate Securities Fund	4,202,589	79,973	2,602,079	45,264	147,079	2,381	6,657,589	122,856
SmallCap S&P 600 Index Fund	2,201,971	32,996	548,775	9,013	322,399	4,816	2,428,347	37,182
SmallCap Value Fund	1,333,242	25,266	328,403	5,342	32,728	499	1,628,917	30,104
Ultra Short Bond Fund	6,177,431	61,836	894,631	8,360	88,441	828	6,983,621	69,367

		$1,623,798		$374,512		$39,592		$1,958,598

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$13,381	$2	$—
Disciplined LargeCap Blend Fund	1,996	-1	18,822
High Yield Fund	1,159	-3	1
High Yield Fund II	530	—	281
Inflation Protection Fund	4,600	-1	—
International Emerging Markets Fund	6,360	—	1,947
International Growth Fund	6,129	-2	8,520
LargeCap Growth Fund	336	—	1,342
LargeCap Value Fund	1,384	—	3,078
Money Market Fund	4	—	—
Partners International Fund	3,853	-26	5,934
Partners LargeCap Blend Fund I	1,225	-27	2,256
Partners LargeCap Growth Fund I	788	-20	2,603
Partners LargeCap Value Fund	1,313	-1	2,291
Partners LargeCap Value Fund I	957	-13	719
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	1,015	-8	1,125
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	3,494	-3	—
Real Estate Securities Fund	2,666	—	23,732
SmallCap S&P 600 Index Fund	866	-11	2,982
SmallCap Value Fund	860	-5	1,253
Ultra Short Bond Fund	1,619	-1	—

	$54,535	$-120	$76,886

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (92.79%)
Principal Investors Fund, Inc. Institutional Class (92.79%)
Bond & Mortgage Securities Fund (a)	72,716	$725
Disciplined LargeCap Blend Fund (a)	23,065	327
High Yield Fund (a)	14,747	151
Inflation Protection Fund (a)	5,329	46
International Emerging Markets Fund (a)	3,159	91
International Growth Fund (a)	1,834	23
LargeCap Growth Fund (a)	15,924	141
LargeCap Value Fund (a)	8,344	93
Money Market Fund (a)	47,248	47
Partners International Fund (a)	28,471	434
Partners LargeCap Blend Fund I (a)	19,781	179
Partners LargeCap Growth Fund I (a)	17,369	141
Partners LargeCap Value Fund (a)	7,261	93
Partners LargeCap Value Fund I (a)	7,276	93
Partners MidCap Growth Fund (a)(b)	4,644	48
Partners MidCap Value Fund I (a)	3,857	48
Partners SmallCap Growth Fund I (a)(b)	1,732	15
Partners SmallCap Growth Fund III (a)(b)	1,860	19
Partners SmallCap Value Fund I (a)	1,027	15
Preferred Securities Fund (a)	20,816	199
Real Estate Securities Fund (a)	11,684	202
SmallCap S&P 600 Index Fund (a)	2,818	44
SmallCap Value Fund (a)	1,182	18

		3,192

TOTAL INVESTMENT COMPANIES		$3,192

Total Investments		$3,192
Other Assets in Excess of Liabilities, Net — 7.21%		248

TOTAL NET ASSETS — 100.00%		$3,440

(a) Affiliated Security
(b) Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$50
Unrealized Depreciation	(4)

Net Unrealized Appreciation (Depreciation)	46
Cost for federal income tax purposes	3,146
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Domestic Equity Funds	42.88%
Fixed Income Funds	33.97%
International Equity Funds	15.94%
Other Assets in Excess of Liabilities, Net	7.21%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Punchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	—	$—	72,716	$724	—	$—	72,716	$724
Disciplined LargeCap Blend Fund	—	—	23,065	321	—	—	23,065	321
High Yield Fund	—	—	14,747	148	—	—	14,747	148
Inflation Protection Fund	—	—	5,329	47	—	—	5,329	47
International Emerging Markets Fund	—	—	3,159	88	—	—	3,159	88
International Growth Fund	—	—	1,834	22	—	—	1,834	22
LargeCap Growth Fund	—	—	15,924	138	—	—	15,924	138
LargeCap Value Fund	—	—	8,344	92	—	—	8,344	92
Money Market Fund	—	—	47,248	47	—	—	47,248	47
Partners International Fund	—	—	28,471	425	—	—	28,471	425
Partners LargeCap Blend Fund I	—	—	19,781	176	—	—	19,781	176
Partners LargeCap Growth Fund I	—	—	17,369	136	—	—	17,369	136
Partners LargeCap Value Fund	—	—	7,261	91	—	—	7,261	91
Partners LargeCap Value Fund I	—	—	7,276	91	—	—	7,276	91
Partners MidCap Growth Fund	—	—	4,644	47	—	—	4,644	47
Partners MidCap Value Fund I	—	—	3,857	47	—	—	3,857	47
Partners SmallCap Growth Fund I	—	—	1,732	15	—	—	1,732	15
Partners SmallCap Growth Fund III	—	—	1,913	19	53	1	1,860	18
Partners SmallCap Value Fund I	—	—	1,027	15	—	—	1,027	15
Preferred Securities Fund	—	—	20,816	198	—	—	20,816	198
Real Estate Securities Fund	—	—	11,684	198	—	—	11,684	198
SmallCap S&P 600 Index Fund	—	—	2,886	44	68	1	2,818	43
SmallCap Value Fund	—	—	1,215	19	33	1	1,182	18

		$—		$3,148		$3		$3,145

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$3	$—	$—
Disciplined LargeCap Blend Fund	—	—	—
High Yield Fund	—	—	—
Inflation Protection Fund	—	—	—
International Emerging Markets Fund	—	—	—
International Growth Fund	—	—	—
LargeCap Growth Fund	—	—	—
LargeCap Value Fund	—	—	—
Money Market Fund	—	—	—
Partners International Fund	—	—	—
Partners LargeCap Blend Fund I	—	—	—
Partners LargeCap Growth Fund I	—	—	—
Partners LargeCap Value Fund	—	—	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	—	—
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	1	—	—
Real Estate Securities Fund	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Fund	—	—	—

	$4	$—	$—

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
INVESTMENT COMPANIES (99.43%)
Principal Investors Fund, Inc. Institutional Class (99.43%)
Bond & Mortgage Securities Fund (a)	78,646,502	$784,106
Disciplined LargeCap Blend Fund (a)	31,567,058	447,621
High Yield Fund (a)	12,625,067	129,407
High Yield Fund II (a)	3,703,322	30,182
International Emerging Markets Fund (a)	4,802,691	138,942
International Growth Fund (a)	34,071,578	421,465
LargeCap Growth Fund (a)	22,284,640	196,773
LargeCap Value Fund (a)	10,965,614	122,376
Partners International Fund (a)	16,451,798	250,890
Partners LargeCap Blend Fund I (a)	24,597,246	222,605
Partners LargeCap Growth Fund I (a)	26,546,818	215,029
Partners LargeCap Value Fund (a)	9,453,883	120,915
Partners LargeCap Value Fund I (a)	9,743,075	124,419
Partners MidCap Growth Fund (a)(b)	5,445,967	56,257
Partners MidCap Value Fund I (a)	3,784,464	47,079
Partners SmallCap Growth Fund I (a)(b)	276,318	2,479
Partners SmallCap Growth Fund III (a)(b)	6,577,254	65,707
Partners SmallCap Value Fund I (a)	163,862	2,404
Preferred Securities Fund (a)	23,129,705	221,351
Real Estate Securities Fund (a)	11,951,980	206,291
SmallCap S&P 600 Index Fund (a)	5,143,056	80,077
SmallCap Value Fund (a)	4,287,508	66,371

		3,952,746

TOTAL INVESTMENT COMPANIES		$3,952,746

Total Investments		$3,952,746
Other Assets in Excess of Liabilities, Net — 0.57%		22,766

TOTAL NET ASSETS — 100.00%		$3,975,512

(a) Affiliated Security
(b) Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$114,551
Unrealized Depreciation	(258,223)

Net Unrealized Appreciation (Depreciation)	(143,672)
Cost for federal income tax purposes	4,096,418
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	49.71%
Fixed Income Funds	29.31%
International Equity Funds	20.41%
Other Assets in Excess of Liabilities, Net	0.57%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	65,301,064	$696,153	13,734,033	$141,662	388,595	$4,055	78,646,502	$833,760
Disciplined LargeCap Blend Fund	23,245,105	341,412	8,483,152	127,394	161,199	2,300	31,567,058	466,505
High Yield Fund	9,842,633	102,673	2,862,752	28,936	80,318	803	12,625,067	130,803
High Yield Fund II	3,450,904	30,526	252,418	2,094	—	—	3,703,322	32,620
International Emerging Markets Fund	3,628,689	94,821	1,195,094	36,011	21,092	594	4,802,691	130,238
International Growth Fund	27,235,907	325,073	7,010,231	90,882	174,560	2,108	34,071,578	413,846
LargeCap Growth Fund	18,732,649	134,913	3,655,644	33,016	103,653	921	22,284,640	167,008
LargeCap Value Fund	8,314,797	96,740	2,710,152	31,415	59,335	654	10,965,614	127,501
Partners International Fund	12,149,528	191,778	4,386,527	69,000	84,257	1,251	16,451,798	259,504
Partners LargeCap Blend Fund I	19,912,447	194,821	4,815,312	44,971	130,513	1,182	24,597,246	238,586
Partners LargeCap Growth Fund I	21,496,413	182,719	5,186,887	42,942	136,482	1,099	26,546,818	224,546
Partners LargeCap Value Fund	7,225,587	94,336	2,282,083	30,819	53,787	692	9,453,883	124,463
Partners LargeCap Value Fund I	7,882,867	110,118	1,912,870	25,205	52,662	674	9,743,075	134,637
Partners MidCap Growth Fund	4,277,576	42,599	1,194,624	12,788	26,233	270	5,445,967	55,117
Partners MidCap Value Fund I	2,724,443	39,133	1,080,853	13,652	20,832	249	3,784,464	52,532
Partners SmallCap Growth Fund I	—	—	276,936	2,403	618	5	276,318	2,398
Partners SmallCap Growth Fund III	5,185,924	60,684	1,427,111	15,703	35,781	377	6,577,254	76,010
Partners SmallCap Value Fund I	—	—	164,228	2,403	366	5	163,862	2,398
Preferred Securities Fund	18,907,441	200,860	4,344,024	41,994	121,760	1,163	23,129,705	241,690
Real Estate Securities Fund	7,039,662	136,687	4,986,373	86,076	74,055	1,163	11,951,980	221,599
SmallCap S&P 600 Index Fund	3,970,482	66,719	1,214,820	19,707	42,246	640	5,143,056	85,786
SmallCap Value Fund	3,341,152	59,376	970,989	15,632	24,633	375	4,287,508	74,632

		$3,202,141		$914,705		$20,580		$4,096,179

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$20,346	$—	$—
Disciplined LargeCap Blend Fund	4,945	-1	46,415
High Yield Fund	3,365	-3	3
High Yield Fund II	1,373	—	729
International Emerging Markets Fund	17,224	—	5,275
International Growth Fund	15,803	-1	21,960
LargeCap Growth Fund	823	—	3,285
LargeCap Value Fund	3,434	—	7,625
Partners International Fund	9,461	-23	14,559
Partners LargeCap Blend Fund I	2,924	-24	5,383
Partners LargeCap Growth Fund I	2,127	-16	7,028
Partners LargeCap Value Fund	3,423	—	5,956
Partners LargeCap Value Fund I	2,459	-12	1,847
Partners MidCap Growth Fund	86	—	3,352
Partners MidCap Value Fund I	1,589	-4	3,255
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	2,563	—	2,841
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	6,099	-1	—
Real Estate Securities Fund	4,561	-1	40,062
SmallCap S&P 600 Index Fund	1,573	—	5,412
SmallCap Value Fund	2,173	-1	3,161

	$106,351	$-87	$178,148

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (89.71%)
Principal Investors Fund, Inc. Institutional Class (89.71%)
Bond & Mortgage Securities Fund (a)	46,731	$466
Disciplined LargeCap Blend Fund (a)	25,513	362
High Yield Fund (a)	15,250	156
International Emerging Markets Fund (a)	3,844	111
International Growth Fund (a)	1,944	24
LargeCap Growth Fund (a)	19,996	177
LargeCap Value Fund (a)	10,547	118
Partners International Fund (a)	33,868	516
Partners LargeCap Blend Fund I (a)	21,588	195
Partners LargeCap Growth Fund I (a)	22,307	181
Partners LargeCap Value Fund (a)	9,216	118
Partners LargeCap Value Fund I (a)	9,239	118
Partners MidCap Growth Fund (a)(b)	5,646	58
Partners MidCap Value Fund I (a)	4,689	58
Partners SmallCap Growth Fund I (a)(b)	2,303	21
Partners SmallCap Growth Fund III (a)(b)	2,431	24
Partners SmallCap Value Fund I (a)	1,365	20
Preferred Securities Fund (a)	17,020	163
Real Estate Securities Fund (a)	9,511	164
SmallCap S&P 600 Index Fund (a)	2,422	38
SmallCap Value Fund (a)	1,529	24

		3,112

TOTAL INVESTMENT COMPANIES		$3,112

Total Investments		$3,112
Other Assets in Excess of Liabilities, Net— 10.29%		357

TOTAL NET ASSETS — 100.00%		$3,469

(a) Affiliated Security
(b) Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$58
Unrealized Depreciation	(3)

Net Unrealized Appreciation (Depreciation)	55
Cost for federal income tax purposes	3,057
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Domestic Equity Funds	48.29%
Fixed Income Funds	22.63%
International Equity Funds	18.79%
Other Assets in Excess of Liabilities, Net	10.29%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	—	$—	46,731	$465	—	$—	46,731	$465
Disciplined LargeCap Blend Fund	—	—	25,513	355	—	—	25,513	355
High Yield Fund	—	—	15,250	153	—	—	15,250	153
International Emerging Markets Fund	—	—	3,844	107	—	—	3,844	107
International Growth Fund	—	—	1,944	23	—	—	1,944	23
LargeCap Growth Fund	—	—	19,996	173	—	—	19,996	173
LargeCap Value Fund	—	—	10,547	115	—	—	10,547	115
Partners International Fund	—	—	33,868	506	—	—	33,868	506
Partners LargeCap Blend Fund I	—	—	21,588	192	—	—	21,588	192
Partners LargeCap Growth Fund I	—	—	22,307	174	—	—	22,307	174
Partners LargeCap Value Fund	—	—	9,216	116	—	—	9,216	116
Partners LargeCap Value Fund I	—	—	9,239	116	—	—	9,239	116
Partners MidCap Growth Fund	—	—	5,646	57	—	—	5,646	57
Partners MidCap Value Fund I	—	—	4,689	57	—	—	4,689	57
Partners SmallCap Growth Fund I	—	—	2,303	20	—	—	2,303	20
Partners SmallCap Growth Fund III	—	—	2,431	24	—	—	2,431	24
Partners SmallCap Value Fund I	—	—	1,365	20	—	—	1,365	20
Preferred Securities Fund	—	—	17,020	162	—	—	17,020	162
Real Estate Securities Fund	—	—	9,511	162	—	—	9,511	162
SmallCap S&P 600 Index Fund	—	—	2,422	37	—	—	2,422	37
SmallCap Value Fund	—	—	1,529	23	—	—	1,529	23

		$—		$3,057		$—		$3,057

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$2	$—	$—
Disciplined LargeCap Blend Fund	—	—	—
High Yield Fund	—	—	—
International Emerging Markets Fund	—	—	—
International Growth Fund	—	—	—
LargeCap Growth Fund	—	—	—
LargeCap Value Fund	—	—	—
Partners International Fund	—	—	—
Partners LargeCap Blend Fund I	—	—	—
Partners LargeCap Growth Fund I	—	—	—
Partners LargeCap Value Fund	—	—	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	—	—
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	1	—	—
Real Estate Securities Fund	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Fund	—	—	—

	$3	$—	$—

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.71%)
Principal Investors Fund, Inc. Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)	38,030,456	$379,164
Disciplined LargeCap Blend Fund (a)	30,149,606	427,521
High Yield Fund (a)	12,636,529	129,524
High Yield Fund II (a)	3,502,962	28,549
International Emerging Markets Fund (a)	4,813,538	139,256
International Growth Fund (a)	34,345,537	424,854
LargeCap Growth Fund (a)	23,584,063	208,247
LargeCap Value Fund (a)	11,793,104	131,611
Partners International Fund (a)	16,452,272	250,897
Partners LargeCap Blend Fund I (a)	23,272,306	210,614
Partners LargeCap Growth Fund I (a)	26,776,236	216,888
Partners LargeCap Value Fund (a)	9,420,644	120,490
Partners LargeCap Value Fund I (a)	10,076,830	128,681
Partners MidCap Growth Fund (a)(b)	5,809,762	60,015
Partners MidCap Value Fund I (a)	4,415,966	54,935
Partners SmallCap Growth Fund I (a)(b)	3,998,898	35,870
Partners SmallCap Growth Fund III (a)(b)	4,878,085	48,732
Partners SmallCap Value Fund I (a)	2,207,078	32,378
Preferred Securities Fund (a)	16,465,625	157,576
Real Estate Securities Fund (a)	8,673,108	149,698
SmallCap S&P 600 Index Fund (a)	2,846,593	44,322
SmallCap Value Fund (a)	3,188,748	49,362

		3,429,184

TOTAL INVESTMENT COMPANIES		$3,429,184

Total Investments		$3,429,184
Other Assets in Excess of Liabilities, Net— 0.29%		9,903

TOTAL NET ASSETS — 100.00%		$3,439,087

(a) Affiliated Security
(b) Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$117,024
Unrealized Depreciation	(212,979)

Net Unrealized Appreciation (Depreciation)	(95,955)
Cost for federal income tax purposes	3,525,139
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	55.81%
International Equity Funds	23.70%
Fixed Income Funds	20.20%
Other Assets in Excess of Liabilities, Net	0.29%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	30,675,038	$327,373	7,523,882	$77,543	168,464	$1,763	38,030,456	$403,153
Disciplined LargeCap Blend Fund	21,631,814	317,065	8,657,325	129,551	139,533	2,001	30,149,606	444,617
High Yield Fund	9,661,618	100,779	3,044,731	30,782	69,820	699	12,636,529	130,859
High Yield Fund II	3,264,200	28,867	238,762	1,981	—	—	3,502,962	30,848
International Emerging Markets Fund	3,559,209	93,737	1,273,397	38,327	19,068	540	4,813,538	131,524
International Growth Fund	26,708,452	316,010	7,800,845	100,690	163,760	1,986	34,345,537	414,713
LargeCap Growth Fund	19,342,718	139,604	4,341,149	39,157	99,804	890	23,584,063	177,871
LargeCap Value Fund	8,710,901	101,262	3,139,657	36,282	57,454	635	11,793,104	136,909
Partners International Fund	11,972,365	188,733	4,550,104	71,384	70,197	1,048	16,452,272	259,046
Partners LargeCap Blend Fund I	18,398,551	179,585	4,984,051	46,475	110,296	1,001	23,272,306	225,041
Partners LargeCap Growth Fund I	21,142,593	179,444	5,757,653	47,557	124,010	1,000	26,776,236	225,987
Partners LargeCap Value Fund	6,997,746	90,150	2,470,805	33,246	47,907	618	9,420,644	122,777
Partners LargeCap Value Fund I	7,963,665	111,412	2,161,496	28,423	48,331	620	10,076,830	139,206
Partners MidCap Growth Fund	4,501,613	44,790	1,332,821	14,262	24,672	253	5,809,762	58,799
Partners MidCap Value Fund I	3,150,266	45,202	1,286,780	16,235	21,080	253	4,415,966	61,180
Partners SmallCap Growth Fund I	3,063,792	30,139	953,608	9,239	18,502	174	3,998,898	39,202
Partners SmallCap Growth Fund III	3,747,500	42,910	1,154,668	12,629	24,083	255	4,878,085	55,284
Partners SmallCap Value Fund I	1,627,751	30,344	591,384	9,031	12,057	175	2,207,078	39,199
Preferred Securities Fund	13,121,802	139,113	3,421,948	33,073	78,125	747	16,465,625	171,438
Real Estate Securities Fund	4,914,626	94,007	3,805,520	65,427	47,038	746	8,673,108	158,688
SmallCap S&P 600 Index Fund	2,123,658	33,229	737,408	11,904	14,473	223	2,846,593	44,910
SmallCap Value Fund	2,419,998	41,331	785,355	12,589	16,605	254	3,188,748	53,666

		$2,675,086		$865,787		$15,881		$3,524,917

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$9,693	$—	$—
Disciplined LargeCap Blend Fund	4,627	2	43,213
High Yield Fund	3,317	-3	3
High Yield Fund II	1,298	—	690
International Emerging Markets Fund	16,962	—	5,194
International Growth Fund	15,545	-1	21,577
LargeCap Growth Fund	854	—	3,404
LargeCap Value Fund	3,610	—	7,993
Partners International Fund	9,308	-23	14,311
Partners LargeCap Blend Fund I	2,714	-18	4,988
Partners LargeCap Growth Fund I	2,099	-14	6,934
Partners LargeCap Value Fund	3,328	-1	5,770
Partners LargeCap Value Fund I	2,492	-9	1,865
Partners MidCap Growth Fund	90	—	3,536
Partners MidCap Value Fund I	1,838	-4	3,762
Partners SmallCap Growth Fund I	844	-2	1,904
Partners SmallCap Growth Fund III	1,852	—	2,052
Partners SmallCap Value Fund I	1,133	-1	1,406
Preferred Securities Fund	4,304	-1	—
Real Estate Securities Fund	3,223	—	28,021
SmallCap S&P 600 Index Fund	844	—	2,896
SmallCap Value Fund	1,576	—	2,288

	$91,551	$-75	$161,807

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (91.36%)
Principal Investors Fund, Inc. Institutional Class (91.36%)
Bond & Mortgage Securities Fund (a)	20,973	$209
Disciplined LargeCap Blend Fund (a)	23,795	337
High Yield Fund (a)	13,188	135
International Emerging Markets Fund (a)	3,711	107
International Growth Fund (a)	1,919	24
LargeCap Growth Fund (a)	20,594	182
LargeCap Value Fund (a)	10,821	121
Partners International Fund (a)	33,199	506
Partners LargeCap Blend Fund I (a)	19,893	180
Partners LargeCap Growth Fund I (a)	22,711	184
Partners LargeCap Value Fund (a)	9,439	121
Partners LargeCap Value Fund I (a)	9,449	121
Partners MidCap Growth Fund (a)(b)	5,652	58
Partners MidCap Value Fund I (a)	4,696	58
Partners SmallCap Growth Fund I (a)(b)	2,831	25
Partners SmallCap Growth Fund III (a)(b)	2,590	26
Partners SmallCap Value Fund I (a)	1,680	25
Preferred Securities Fund (a)	11,936	114
Real Estate Securities Fund (a)	6,720	116
SmallCap S&P 600 Index Fund (a)	1,450	23
SmallCap Value Fund (a)	1,645	26

		2,698

TOTAL INVESTMENT COMPANIES		$2,698

Total Investments		$2,698
Other Assets in Excess of Liabilities, Net — 8.64%		255

TOTAL NET ASSETS — 100.00%		$2,953

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrelized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$56
Unrealized Depreciation	(2)

Net Unrealized Appreciation (Depreciation)	54
Cost for federal income tax purposes	2,644

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Domestic Equity Funds	54.25%
International Equity Funds	21.58%
Fixed Income Funds	15.53%
Other Assets in Excess of Liabilities, Net	8.64%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	—	$—	$20,973	$209	—	$—	20,973	$209
Disciplined LargeCap Blend Fund	—	—	23,795	331	—	—	23,795	331
High Yield Fund	—	—	13,188	132	—	—	13,188	132
International Emerging Markets Fund	—	—	3,711	103	—	—	3,711	103
International Growth Fund	—	—	1,919	22	—	—	1,919	22
LargeCap Growth Fund	—	—	20,594	178	—	—	20,594	178
LargeCap Value Fund	—	—	10,821	118	—	—	10,821	118
Partners International Fund	—	—	33,199	496	—	—	33,199	496
Partners LargeCap Blend Fund I	—	—	19,893	177	—	—	19,893	177
Partners LargeCap Growth Fund I	—	—	22,711	178	—	—	22,711	178
Partners LargeCap Value Fund	—	—	9,439	118	—	—	9,439	118
Partners LargeCap Value Fund I	—	—	9,449	118	—	—	9,449	118
Partners MidCap Growth Fund	—	—	5,652	57	—	—	5,652	57
Partners MidCap Value Fund I	—	—	4,696	57	—	—	4,696	57
Partners SmallCap Growth Fund I	—	—	2,831	25	—	—	2,831	25
Partners SmallCap Growth Fund HI	—	—	2,590	25	—	—	2,590	25
Partners SmallCap Value Fund I	—	—	1,680	25	—	—	1,680	25
Preferred Securities Fund	—	—	11,936	114	—	—	11,936	114
Real Estate Securities Fund	—	—	6,720	114	—	—	6,720	114
SmallCap S&P 600 Index Fund	—	—	1,450	22	—	—	1,450	22
SmallCap Value Fund	—	—	1,645	25	—	—	1,645	25

		$—		$2,644		$—		$2,644

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$1	$—	$—
Disciplined LargeCap Blend Fund	—	—	—
High Yield Fund	—	—	—
International Emerging Markets Fund	—	—	—
International Growth Fund	—	—	—
LargeCap Growth Fund	—	—	—
LargeCap Value Fund	—	—	—
Partners International Fund	—	—	—
Partners LargeCap Blend Fund I	—	—	—
Partners LargeCap Growth Fund I	—	—	—
Partners LargeCap Value Fund	—	—	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund II I	—	—	—
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	—	—	—
Real Estate Securities Fund	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Fund	—	—	—

	$1	$—	$—

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.71%)
Principal Investors Fund, Inc. Institutional Class (99.71%)
Bond & Mortgage Securities Fund (a)	8,861,368	$88,348
Disciplined LargeCap Blend Fund (a)	15,759,750	223,473
High Yield Fund (a)	7,069,129	72,459
High Yield Fund II (a)	1,805,833	14,718
International Emerging Markets Fund (a)	2,766,085	80,023
International Growth Fund (a)	18,981,277	234,798
LargeCap Growth Fund (a)	13,216,487	116,702
LargeCap Value Fund (a)	6,836,045	76,290
Partners International Fund (a)	9,492,211	144,756
Partners LargeCap Blend Fund I (a)	12,723,803	115,151
Partners LargeCap Growth Fund I (a)	16,304,088	132,063
Partners LargeCap Value Fund (a)	5,741,290	73,431
Partners LargeCap Value Fund I (a)	5,816,396	74,275
Partners MidCap Growth Fund (a)(b)	3,183,081	32,881
Partners MidCap Value Fund I (a)	2,435,714	30,300
Partners SmallCap Growth Fund I (a)(b)	2,637,162	23,655
Partners SmallCap Growth Fund III (a)(b)	2,634,133	26,315
Partners SmallCap Value Fund I (a)	1,519,173	22,286
Preferred Securities Fund (a)	6,521,234	62,408
Real Estate Securities Fund (a)	3,909,013	67,470
SmallCap S&P 600 Index Fund (a)	1,441,982	22,452
SmallCap Value Fund (a)	1,725,126	26,705

		1,760,959

TOTAL INVESTMENT COMPANIES		$1,760,959

Total Investments		$1,760,959
Other Assets in Excess of Liabilities, Net — 0.29%		5,047

TOTAL NET ASSETS — 100.00%		$1,766,006

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrelized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$55,748
Unrealized Depreciation	(112,218)

Net Unrealized Appreciation (Depreciation)	(56,470)
Cost for federal income tax purposes	1,817,429

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	60.22%
International Equity Funds	26.02%
Fixed Income Funds	13.47%
Other Assets in Excess of Liabilities, Net	0.29%

TOTAL NET ASSETS	100.00%

See Accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	6,881,693	$73,507	2,012,573	$20,703	32,898	$344	8,861,368	$93,866
Disciplined LargeCap Blend Fund	10,956,904	161,920	4,863,743	72,202	60,897	864	15,759,750	233,258
High Yield Fund	5,214,371	54,392	1,886,543	19,034	31,785	318	7,069,129	73,107
High Yield Fund II	1,682,748	14,880	123,085	1,021	—	—	1,805,833	15,901
International Emerging Markets Fund	1,991,821	52,686	783,445	23,409	9,181	257	2,766,085	75,838
International Growth Fund	14,356,690	173,583	4,700,760	60,058	76,173	913	18,981,277	232,728
LargeCap Growth Fund	10,458,590	76,524	2,804,630	25,063	46,733	412	13,216,487	101,175
LargeCap Value Fund	4,859,107	57,442	2,004,669	23,001	27,731	304	6,836,045	80,139
Partners International Fund	6,501,116	103,256	3,024,979	46,986	33,884	499	9,492,211	149,731
Partners LargeCap Blend Fund I	9,699,711	94,998	3,074,421	28,464	50,329	453	12,723,803	123,004
Partners LargeCap Growth Fund I	12,409,583	105,624	3,957,934	32,394	63,429	507	16,304,088	137,506
Partners LargeCap Value Fund	4,104,731	54,841	1,660,806	22,170	24,247	311	5,741,290	76,700
Partners LargeCap Value Fund I	4,412,985	61,888	1,426,789	18,620	23,378	298	5,816,396	80,208
Partners MidCap Growth Fund	2,348,024	23,468	846,351	8,954	11,294	115	3,183,081	32,306
Partners MidCap Value Fund I	1,647,866	23,674	797,465	9,992	9,617	114	2,435,714	33,551
Partners SmallCap Growth Fund I	1,959,889	19,265	688,138	6,607	10,865	101	2,637,162	25,770
Partners SmallCap Growth Fund III	1,950,444	22,485	694,706	7,495	11,017	115	2,634,133	29,865
Partners SmallCap Value Fund I	1,094,727	20,414	431,509	6,555	7,063	101	1,519,173	26,868
Preferred Securities Fund	4,987,053	52,914	1,560,233	15,100	26,052	250	6,521,234	67,764
Real Estate Securities Fund	2,107,526	45,248	1,818,635	31,090	17,148	271	3,909,013	76,067
SmallCap S&P 600 Index Fund	1,037,150	16,321	411,045	6,587	6,213	94	1,441,982	22,814
SmallCap Value Fund	1,262,514	21,759	470,181	7,481	7,569	115	1,725,126	29,125

		$1,331,089		$492,986		$6,756		$1,817,291

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$2,208	$—	$—
Disciplined LargeCap Blend Fund	2,360	—	21,933
High Yield Fund	1,808	-1	2
High Yield Fund II	669	—	356
International Emerging Markets Fund	9,522	—	2,915
International Growth Fund	8,390	—	11,632
LargeCap Growth Fund	465	—	1,850
LargeCap Value Fund	2,028	—	4,474
Partners International Fund	5,100	-12	7,820
Partners LargeCap Blend Fund I	1,443	-5	2,646
Partners LargeCap Growth Fund I	1,240	-5	4,096
Partners LargeCap Value Fund	1,967	—	3,396
Partners LargeCap Value Fund I	1,391	-2	1,037
Partners MidCap Growth Fund	48	-1	1,856
Partners MidCap Value Fund I	966	-1	1,975
Partners SmallCap Growth Fund I	543	-1	1,224
Partners SmallCap Growth Fund III	967	—	1,072
Partners SmallCap Value Fund I	766	—	949
Preferred Securities Fund	1,672	—	—
Real Estate Securities Fund	1,407	—	12,084
SmallCap S&P 600 Index Fund	415	—	1,420
SmallCap Value Fund	827	—	1,199

	$46,202	$-28	$83,936

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (81.41%)
Principal Investors Fund, Inc. Institutional Class (81.41%)
Bond & Mortgage Securities Fund (a)	1,010	$10
Disciplined LargeCap Blend Fund (a)	2,914	41
High Yield Fund (a)	1,581	16
International Emerging Markets Fund (a)	474	14
International Growth Fund (a)	1,199	15
LargeCap Growth Fund (a)	2,627	23
LargeCap Value Fund (a)	1,426	16
Partners International Fund (a)	3,511	53
Partners LargeCap Blend Fund I (a)	2,422	22
Partners LargeCap Growth Fund I (a)	3,114	25
Partners LargeCap Value Fund (a)	1,241	16
Partners LargeCap Value Fund I (a)	1,241	16
Partners MidCap Growth Fund (a)(b)	691	7
Partners MidCap Value Fund I (a)	576	7
Partners SmallCap Growth Fund I (a)(b)	440	4
Partners SmallCap Growth Fund III (a)(b)	411	4
Partners SmallCap Value Fund I (a)	263	4
Preferred Securities Fund (a)	1,086	11
Real Estate Securities Fund (a)	769	13
SmallCap S&P 600 Index Fund (a)	201	3
SmallCap Value Fund (a)	265	4

		324

TOTAL INVESTMENT COMPANIES		$324

Total Investments		$324
Other Assets in Excess of Liabilities, Net — 18.59%		74

TOTAL NET ASSETS — 100.00%		$398

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$8
Unrealized Depreciation	—

Net Unrealized Appreciation (Depreciation)	8
Cost for federal income tax purposes	316

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Domestic Equity Funds	51.74%
International Equity Funds	20.48%
Fixed Income Funds	9.19%
Other Assets in Excess of Liabilities, Net	18.59%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	—	$—	1,010	$10	—	$—	1,010	$10
Disciplined LargeCap Blend Fund	—	—	2,914	40	—	—	2,914	40
High Yield Fund	—	—	1,581	16	—	—	1,581	16
International Emerging Markets Fund	—	—	474	13	—	—	474	13
International Growth Fund	—	—	1,199	14	—	—	1,199	14
LargeCap Growth Fund	—	—	2,627	23	—	—	2,627	23
LargeCap Value Fund	—	—	1,426	16	—	—	1,426	16
Partners International Fund	—	—	3,511	52	—	—	3,511	52
Partners LargeCap Blend Fund I	—	—	2,422	21	—	—	2,422	21
Partners LargeCap Growth Fund I	—	—	3,114	24	—	—	3,114	24
Partners LargeCap Value Fund	—	—	1,241	15	—	—	1,241	15
Partners LargeCap Value Fund I	—	—	1,241	15	—	—	1,241	15
Partners MidCap Growth Fund	—	—	691	7	—	—	691	7
Partners MidCap Value Fund I	—	—	576	7	—	—	576	7
Partners SmallCap Growth Fund I	—	—	440	4	—	—	440	4
Partners SmallCap Growth Fund III	—	—	411	4	—	—	411	4
Partners SmallCap Value Fund I	—	—	263	4	—	—	263	4
Preferred Securities Fund	—	—	1,086	10	—	—	1,086	10
Real Estate Securities Fund	—	—	769	13	—	—	769	13
SmallCap S&P 600 Index Fund	—	—	201	3	—	—	201	3
SmallCap Value Fund	—	—	265	4	—	—	265	4

		$—		$315		$—		$315

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$—	$—	$—
Disciplined LargeCap Blend Fund	—	—	—
High Yield Fund	—	—	—
International Emerging Markets Fund	—	—	—
International Growth Fund	—	—	—
LargeCap Growth Fund	—	—	—
LargeCap Value Fund	—	—	—
Partners International Fund	—	—	—
Partners LargeCap Blend Fund I	—	—	—
Partners LargeCap Growth Fund I	—	—	—
Partners LargeCap Value Fund	—	—	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	—	—
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	—	—	—
Real Estate Securities Fund	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Fund	—	—	—

	$—	$—	$—

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.79%)
Principal Investors Fund, Inc. Institutional Class (99.79%)
Bond & Mortgage Securities Fund (a)	1,493,304	$14,888
Disciplined LargeCap Blend Fund (a)	6,440,815	91,331
High Yield Fund (a)	2,984,077	30,587
High Yield Fund II (a)	798,074	6,504
International Emerging Markets Fund (a)	1,161,728	33,609
International Growth Fund (a)	8,238,471	101,910
LargeCap Growth Fund (a)	5,885,023	51,965
LargeCap Value Fund (a)	2,968,852	33,132
Partners International Fund (a)	3,967,706	60,507
Partners LargeCap Blend Fund I (a)	5,171,570	46,803
Partners LargeCap Growth Fund I (a)	6,993,454	56,647
Partners LargeCap Value Fund (a)	2,471,706	31,613
Partners LargeCap Value Fund I (a)	2,608,115	33,306
Partners MidCap Growth Fund (a)(b)	1,394,336	14,403
Partners MidCap Value Fund I (a)	1,062,122	13,213
Partners SmallCap Growth Fund I (a)(b)	1,352,303	12,130
Partners SmallCap Growth Fund III (a)(b)	1,133,053	11,319
Partners SmallCap Value Fund I (a)	777,709	11,409
Preferred Securities Fund (a)	2,209,878	21,149
Real Estate Securities Fund (a)	1,563,507	26,986
SmallCap S&P 600 Index Fund (a)	500,309	7,790
SmallCap Value Fund (a)	740,226	11,459

		722,660

TOTAL INVESTMENT COMPANIES		$722,660

Total Investments		$722,660
Other Assets in Excess of Liabilities, Net — 0.21%		1,536

TOTAL NET ASSETS — 100.00%		$724,196

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$26,027
Unrealized Depreciation	(47,594)

Net Unrealized Appreciation (Depreciation)	(21,567)
Cost for federal income tax purposes	744,227

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	62.62%
International Equity Funds	27.07%
Fixed Income Funds	10.10%
Other Assets in Excess of Liabilities, Net	0.21%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	1,181,248	$12,707	323,042	$3,323	10,986	$114	1,493,304	$15,916
Disciplined LargeCap Blend Fund	4,550,391	66,174	1,939,702	28,980	49,278	695	6,440,815	94,459
High Yield Fund	2,242,527	23,401	768,416	7,770	26,866	268	2,984,077	30,902
High Yield Fund II	743,677	6,576	54,397	451	—	—	798,074	7,027
International Emerging Markets Fund	838,611	22,337	331,035	9,956	7,918	219	1,161,728	32,074
International Growth Fund	6,338,695	74,926	1,965,770	25,364	65,994	783	8,238,471	99,507
LargeCap Growth Fund	4,729,498	34,334	1,196,623	10,729	41,098	361	5,885,023	44,702
LargeCap Value Fund	2,142,878	25,081	850,064	9,813	24,090	263	2,968,852	34,631
Partners International Fund	2,738,525	43,473	1,257,250	19,630	28,069	409	3,967,706	62,682
Partners LargeCap Blend Fund I	4,003,696	39,012	1,208,790	11,244	40,916	366	5,171,570	49,882
Partners LargeCap Growth Fund I	5,416,242	46,072	1,630,969	13,427	53,757	427	6,993,454	59,065
Partners LargeCap Value Fund	1,800,675	23,616	691,637	9,292	20,606	264	2,471,706	32,644
Partners LargeCap Value Fund I	2,016,280	28,220	612,573	8,037	20,738	263	2,608,115	35,989
Partners MidCap Growth Fund	1,045,781	10,352	358,305	3,809	9,750	98	1,394,336	14,063
Partners MidCap Value Fund I	731,525	10,451	338,900	4,273	8,303	98	1,062,122	14,624
Partners SmallCap Growth Fund I	1,035,972	10,152	326,976	3,174	10,645	99	1,352,303	13,225
Partners SmallCap Growth Fund III	852,347	9,677	290,226	3,158	9,520	99	1,133,053	12,736
Partners SmallCap Value Fund I	579,475	10,744	205,140	3,148	6,906	99	777,709	13,792
Preferred Securities Fund	1,729,719	18,382	497,245	4,817	17,086	164	2,209,878	23,035
Real Estate Securities Fund	886,867	21,328	690,709	11,969	14,069	219	1,563,507	33,078
SmallCap S&P 600 Index Fund	366,327	5,479	138,325	2,235	4,343	66	500,309	7,648
SmallCap Value Fund	550,271	9,377	196,484	3,150	6,529	99	740,226	12,428

		$551,871		$197,749		$5,473		$744,109

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$376	$—	$—
Disciplined LargeCap Blend Fund	986	—	9,198
High Yield Fund	783	-1	1
High Yield Fund II	296	—	157
International Emerging Markets Fund	4,042	—	1,238
International Growth Fund	3,736	—	5,184
LargeCap Growth Fund	212	—	843
LargeCap Value Fund	902	—	1,993
Partners International Fund	2,164	-12	3,323
Partners LargeCap Blend Fund I	599	-8	1,102
Partners LargeCap Growth Fund I	545	-7	1,801
Partners LargeCap Value Fund	869	—	1,504
Partners LargeCap Value Fund I	640	-5	478
Partners MidCap Growth Fund	21	—	832
Partners MidCap Value Fund I	433	-2	885
Partners SmallCap Growth Fund I	289	-2	651
Partners SmallCap Growth Fund III	427	—	473
Partners SmallCap Value Fund I	408	-1	507
Preferred Securities Fund	572	—	—
Real Estate Securities Fund	585	—	5,116
SmallCap S&P 600 Index Fund	148	—	507
SmallCap Value Fund	364	—	528

	$19,397	$-38	$36,321

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.45%)
Principal Investors Fund, Inc. Institutional Class (99.45%)
Bond & Mortgage Securities Fund (a)	1,096	$11
Disciplined LargeCap Blend Fund (a)	4,825	68
High Yield Fund (a)	2,658	27
International Emerging Markets Fund (a)	810	24
International Growth Fund (a)	1,243	15
LargeCap Growth Fund (a)	4,682	41
LargeCap Value Fund (a)	2,508	28
Partners International Fund (a)	6,766	103
Partners LargeCap Blend Fund I (a)	4,086	37
Partners LargeCap Growth Fund I (a)	5,277	43
Partners LargeCap Value Fund (a)	2,183	28
Partners LargeCap Value Fund I (a)	2,193	28
Partners MidCap Growth Fund (a)(b)	1,206	13
Partners MidCap Value Fund I (a)	1,004	13
Partners SmallCap Growth Fund I (a)(b)	709	6
Partners SmallCap Growth Fund III (a)(b)	675	7
Partners SmallCap Value Fund I (a)	429	6
Preferred Securities Fund (a)	1,685	16
Real Estate Securities Fund (a)	1,276	22
SmallCap S&P 600 Index Fund (a)	280	4
SmallCap Value Fund (a)	438	7

		547

TOTAL INVESTMENT COMPANIES		$547

Total Investments		$547
Other Assets in Excess of Liabilities, Net — 0.55%		3

TOTAL NET ASSETS — 100.00%		$550

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$6
Unrealized Depreciation	(1)

Net Unrealized Appreciation (Depreciation)	5
Cost for federal income tax purposes	542

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Domestic Equity Funds	63.79%
International Equity Funds	25.80%
Fixed Income Funds	9.86%
Other Assets in Excess of Liabilities, Net	0.55%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	—	$—	1,100	$11	4	$—	1,096	$11
Disciplined LargeCap Blend Fund	—	—	4,842	68	17	—	4,825	68
High Yield Fund	—	—	2,667	27	9	—	2,658	27
International Emerging Markets Fund	—	—	813	23	3	—	810	23
International Growth Fund	—	—	1,243	15	—	—	1,243	15
LargeCap Growth Fund	—	—	4,699	41	17	—	4,682	41
LargeCap Value Fund	—	—	2,517	28	9	—	2,508	28
Partners International Fund	—	—	6,793	102	27	—	6,766	102
Partners LargeCap Blend Fund I	—	—	4,100	37	14	—	4,086	37
Partners LargeCap Growth Fund I	—	—	5,296	42	19	—	5,277	42
Partners LargeCap Value Fund	—	—	2,191	28	8	—	2,183	28
Partners LargeCap Value Fund I	—	—	2,200	28	7	—	2,193	28
Partners MidCap Growth Fund	—	—	1,210	12	4	—	1,206	12
Partners MidCap Value Fund I	—	—	1,007	12	3	—	1,004	12
Partners SmallCap Growth Fund I	—	—	711	6	2	—	709	6
Partners SmallCap Growth Fund III	—	—	677	7	2	—	675	7
Partners SmallCap Value Fund I	—	—	430	6	1	—	429	6
Preferred Securities Fund	—	—	1,691	16	6	—	1,685	16
Real Estate Securities Fund	—	—	1,280	22	4	—	1,276	22
SmallCap S&P 600 Index Fund	—	—	281	4	1	—	280	4
SmallCap Value Fund	—	—	439	7	1	—	438	7

		$—		$542		$—		$542

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$—	$—	$—
Disciplined LargeCap Blend Fund	—	—	—
High Yield Fund	—	—	—
International Emerging Markets Fund	—	—	—
International Growth Fund	—	—	—
LargeCap Growth Fund	—	—	—
LargeCap Value Fund	—	—	—
Partners International Fund	—	—	—
Partners LargeCap Blend Fund I	—	—	—
Partners LargeCap Growth Fund I	—	—	—
Partners LargeCap Value Fund	—	—	—
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Partners SmallCap Growth Fund I	—	—	—
Partners SmallCap Growth Fund III	—	—	—
Partners SmallCap Value Fund I	—	—	—
Preferred Securities Fund	—	—	—
Real Estate Securities Fund	—	—	—
SmallCap S&P 600 Index Fund	—	—	—
SmallCap Value Fund	—	—	—

	$—	$—	$—

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.59%)
Principal Investors Fund, Inc. Institutional Class (99.59%)
Bond & Mortgage Securities Fund (a)	25,756,288	$256,790
Disciplined LargeCap Blend Fund (a)	1,521,096	21,569
High Yield Fund (a)	137,576	1,410
Inflation Protection Fund (a)	9,090,572	78,815
International Emerging Markets Fund (a)	47,037	1,361
International Growth Fund (a)	1,782,593	22,051
LargeCap Growth Fund (a)	1,286,143	11,357
LargeCap Value Fund (a)	806,773	9,004
Money Market Fund (a)	667,982	668
Partners International Fund (a)	934,574	14,252
Partners LargeCap Blend Fund I (a)	1,352,651	12,241
Partners LargeCap Growth Fund I (a)	1,136,265	9,204
Partners LargeCap Value Fund (a)	747,005	9,554
Partners LargeCap Value Fund I (a)	83,977	1,072
Partners MidCap Growth Fund (a)(b)	128,720	1,330
Partners MidCap Value Fund I (a)	107,218	1,334
Preferred Securities Fund (a)	4,296,173	41,114
Real Estate Securities Fund (a)	1,676,337	28,934
SmallCap S&P 600 Index Fund (a)	599,866	9,340
Ultra Short Bond Fund (a)	8,174,177	69,562

		600,962

TOTAL INVESTMENT COMPANIES		$600,962

Total Investments		$600,962
Other Assets in Excess of Liabilities, Net — 0.41%		2,485

TOTAL NET ASSETS — 100.00%		$603,447

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$12,467
Unrealized Depreciation	(49,345)

Net Unrealized Appreciation (Depreciation)	(36,878)
Cost for federal income tax purposes	637,840

All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	74.30%
Domestic Equity Funds	19.05%
International Equity Funds	6.24%
Other Assets in Excess of Liabilities, Net	0.41%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Bond & Mortgage Securities Fund	22,944,458	$245,548	7,251,585	$75,066	4,439,755	$45,465	25,756,288	$274,897
Disciplined LargeCap Blend Fund	1,191,068	16,326	566,604	8,440	236,576	3,345	1,521,096	21,421
High Yield Fund	—	—	157,980	1,572	20,404	207	137,576	1,367
Inflation Protection Fund	7,733,409	73,809	2,595,653	24,362	1,238,490	11,591	9,090,572	86,563
International Emerging Markets Fund	—	—	49,441	1,327	2,404	70	47,037	1,258
International Growth Fund	1,499,535	15,584	545,579	6,976	262,521	3,176	1,782,593	19,401
LargeCap Growth Fund	1,135,574	7,353	329,395	2,977	178,826	1,562	1,286,143	8,772
LargeCap Value Fund	643,546	7,163	294,602	3,389	131,375	1,442	806,773	9,108
Money Market Fund	—	—	5,377,761	5,378	4,709,779	4,710	667,982	668
Partners International Fund	744,410	11,663	345,993	5,405	155,829	2,318	934,574	14,741
Partners LargeCap Blend Fund I	1,233,522	11,960	334,189	3,116	215,060	1,940	1,352,651	13,108
Partners LargeCap Growth Fund I	960,708	8,103	361,792	2,982	186,235	1,476	1,136,265	9,586
Partners LargeCap Value Fund	590,376	7,168	276,468	3,696	119,839	1,529	747,005	9,328
Partners LargeCap Value Fund I	—	—	89,440	1,082	5,463	69	83,977	1,013
Partners MidCap Growth Fund	—	—	132,752	1,294	4,032	41	128,720	1,253
Partners MidCap Value Fund I	—	—	110,568	1,294	3,350	41	107,218	1,253
Preferred Securities Fund	3,679,648	39,593	1,289,773	12,457	673,248	6,491	4,296,173	45,536
Real Estate Securities Fund	982,146	15,999	988,825	16,719	294,634	4,636	1,676,337	28,081
SmallCap S&P 600 Index Fund	480,182	7,061	220,719	3,540	101,035	1,535	599,866	9,064
Ultra Short Bond Fund	7,030,429	70,536	1,879,686	17,539	735,938	6,881	8,174,177	81,186

		$537,866		$198,611		$98,525		$637,604

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Bond & Mortgage Securities Fund	$7,035	$-252	$—
Disciplined LargeCap Blend Fund	248	—	2,365
High Yield Fund	—	2	—
Inflation Protection Fund	5,489	-17	—
International Emerging Markets Fund	—	1	—
International Growth Fund	862	17	1,203
LargeCap Growth Fund	49	4	197
LargeCap Value Fund	263	-2	589
Money Market Fund	4	—	—
Partners International Fund	576	-9	891
Partners LargeCap Blend Fund I	175	-28	323
Partners LargeCap Growth Fund I	94	-23	310
Partners LargeCap Value Fund	276	-7	485
Partners LargeCap Value Fund I	—	—	—
Partners MidCap Growth Fund	—	—	—
Partners MidCap Value Fund I	—	—	—
Preferred Securities Fund	1,160	-23	—
Real Estate Securities Fund	641	-1	5,612
SmallCap S&P 600 Index Fund	189	-2	653
Ultra Short Bond Fund	1,868	-8	—

	$18,929	$-348	$12,628

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (97.38%)
Hotels & Motels (1.87%)
Marriott International Inc/DE	194,110	$6,658
Starwood Hotels & Resorts Worldwide Inc	452,768	23,639

		30,297

REITS — Apartments (14.11%)
American Campus Communities Inc (a)	405,490	12,380
AvalonBay Communities Inc	593,686	59,220
BRE Properties Inc	299,429	14,358
Equity Residential (a)	1,244,680	51,679
Essex Property Trust Inc	451,909	53,777
Home Properties Inc (a)	97,510	5,126
Mid-America Apartment Communities Inc	475,730	25,218
Post Properties Inc	186,280	6,837

		228,595

REITS — Diversified (9.58%)
Digital Realty Trust Inc (a)	683,530	26,487
Entertainment Properties Trust (a)	625,472	33,375
Vornado Realty Trust	830,160	77,280
Washington Real Estate Investment Trust (a)	510,570	18,140

		155,282

REITS — Healthcare (10.00%)
HCP Inc	198,110	7,073
Health Care REIT Inc (a)	780,629	37,821
Nationwide Health Properties Inc (a)	1,402,260	50,509
Omega Healthcare Investors Inc	430,110	7,527
Ventas Inc	1,218,794	59,185

		162,115

REITS — Hotels (3.37%)
DiamondRock Hospitality Co	925,344	11,798
Host Hotels & Resorts Inc	1,987,572	34,186
Sunstone Hotel Investors Inc (a)	459,550	8,585

		54,569

REITS — Manufactured Homes (0.90%)
Equity Lifestyle Properties Inc	294,940	14,582

REITS — Office Property (10.61%)
Alexandria Real Estate Equities Inc (a)	353,779	37,157
Boston Properties Inc	997,181	100,207
Douglas Emmett Inc	847,798	20,144
SL Green Realty Corp (a)	154,770	14,362

		171,870

REITS — Regional Malls (15.06%)
General Growth Properties Inc	889,759	36,445
Simon Property Group Inc	1,636,438	163,415
Taubman Centers Inc	781,035	44,261

		244,121

REITS — Shopping Centers (13.14%)
Acadia Realty Trust (a)	1,041,286	26,699
Equity One Inc (a)	541,721	13,380
Federal Realty Investment Trust (a)	735,468	60,419
Kimco Realty Corp (a)	1,789,330	71,412
Saul Centers Inc (a)	192,780	9,620
Tanger Factory Outlet Centers	777,300	31,356

		212,886

REITS — Single Tenant (1.88%)
National Retail Properties Inc	1,326,890	30,399

REITS — Storage (6.51%)
Public Storage	1,162,400	105,430

REITS — Warehouse & Industrial (10.35%)
AMB Property Corp (a)	957,951	55,322
Prologis (a)	1,795,585	112,421

		167,743

TOTAL COMMON STOCKS		$1,577,889

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.71%)
Commercial Paper (2.71%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$21,969	$21,969

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	21,969	21,969

		43,938

TOTAL SHORT TERM INVESTMENTS		$43,938

REPURCHASE AGREEMENTS (5.32%)
Finance — Investment Banker & Broker (5.32%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $87,237,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (b)	$86,301	$86,296

TOTAL REPURCHASE AGREEMENTS		$86,296

Total Investments		$1,708,123
Liabilities in Excess of Other Assets, Net — (5.41)%		(87,713)

TOTAL NET ASSETS — 100.00%		$1,620,410

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Security was purchased with the cash proceeds from securities loans.
See accompanying notes

Schedule of Investments
Real Estate Securities Fund
April 30, 2008 (unaudited)
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$139,377
Unrealized Depreciation	(93,251)

Net Unrealized Appreciation (Depreciation)	46,126
Cost for federal income tax purposes	1,661,997
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

REIT	Percent

REITS - Regional Malls	15.06%
REITS - Apartments	14.11%
REITS - Shopping Centers	13.14%
REITS - Office Property	10.61%
REITS - Warehouse & Industrial	10.35%
REITS - Healthcare	10.00%
REITS - Diversified	9.58%
REITS - Storage	6.51%
Finance - Investment Banker & Broker	5.32%
REITS - Hotels	3.37%
REITS - Single Tenant	1.88%
Hotels & Motels	1.87%
Diversified Financial Services	1.36%
Special Purpose Entity	1.35%
REITS - Manufactured Homes	0.90%
Liabilities in Excess of Other Assets, Net	(5.41%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.99%)
Principal Investors Fund, Inc. Institutional Class (99.99%)
Disciplined LargeCap Blend Fund (a)	24,954,053	$353,848
Diversified International Fund (a)	23,713,862	312,311
Equity Income Fund I (a)	29,434,268	563,961
High Yield Fund II (a)	22,364,034	182,267
Income Fund (a)	51,828,084	468,526
International Emerging Markets Fund (a)	3,053,355	88,334
LargeCap Growth Fund (a)	63,093,699	557,117
MidCap Stock Fund (a)	8,253,423	132,798
Money Market Fund (a)	47,394,001	47,394
Mortgage Securities Fund (a)	68,833,686	733,079
Partners LargeCap Growth Fund II (a)(b)	31,408,904	267,918
Preferred Securities Fund (a)	14,304,390	136,893
Real Estate Securities Fund (a)	5,412,721	93,424
Short Term Income Fund (a)	19,148,772	223,083
SmallCap Growth Fund (a)(b)	7,747,406	63,606
SmallCap Value Fund (a)	2,826,374	43,752
West Coast Equity Fund (a)	4,802,837	199,894

		4,468,205

TOTAL INVESTMENT COMPANIES		$4,468,205

Total Investments		$4,468,205
Other Assets in Excess of Liabilities, Net — 0.01%		357

TOTAL NET ASSETS — 100.00%		$4,468,562

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$419,020
Unrealized Depreciation	(58,653)

Net Unrealized Appreciation (Depreciation)	360,367
Cost for federal income tax purposes	4,107,838
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	50.94%
Fixed Income Funds	40.08%
International Equity Funds	8.97%
Other Assets in Excess of Liabilities, Net	0.01%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
April 30, 2008 (unaudited)
     Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	30,213,300	$411,746	3,709,548	$57,552	8,968,795	$143,598	24,954,053	$332,052
Diversified International Fund	22,541,978	244,408	3,395,346	46,935	2,223,462	35,303	23,713,862	261,530
Equity Income Fund I	28,989,689	496,473	3,121,662	65,718	2,677,083	57,612	29,434,268	502,506
High Yield Fund II	24,894,467	196,251	1,731,060	14,378	4,261,493	35,637	22,364,034	173,865
Income Fund	53,730,288	489,287	2,620,789	23,804	4,522,993	41,068	51,828,084	470,411
International Emerging Markets Fund	2,736,657	70,791	538,290	16,306	221,592	7,803	3,053,355	81,006
LargeCap Growth Fund	92,645,724	604,721	1,624,267	15,358	31,176,292	302,015	63,093,699	387,338
MidCap Stock Fund	8,367,725	101,772	1,341,022	22,990	1,455,324	27,357	8,253,423	101,553
Money Market Fund	24,764,421	24,765	46,701,298	46,701	24,071,718	24,072	47,394,001	47,394
Mortgage Securities Fund	76,279,192	816,724	1,927,120	20,589	9,372,626	99,869	68,833,686	734,777
Partners LargeCap Growth Fund II	—	—	31,847,410	292,069	438,506	3,701	31,408,904	287,830
Preferred Securities Fund	—	—	15,137,559	143,902	833,169	8,099	14,304,390	135,816
Real Estate Securities Fund	4,578,577	75,651	1,448,924	25,394	614,780	12,871	5,412,721	88,403
Short Term Income Fund	3,567,322	41,401	16,520,154	191,650	938,704	11,032	19,148,772	221,891
SmallCap Growth Fund	9,331,987	49,383	508,607	4,675	2,093,188	20,223	7,747,406	39,839
SmallCap Value Fund	4,294,667	74,526	323,519	5,395	1,791,812	30,472	2,826,374	48,610
West Coast Equity Fund	5,013,322	158,104	394,794	17,761	605,279	27,632	4,802,837	151,885

		$3,856,003		$1,011,177		$888,364		$4,066,706

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,476	$6,352	$50,797
Diversified International Fund	13,835	5,490	30,510
Equity Income Fund I	24,459	-2,073	37,477
High Yield Fund II	8,690	-1,127	4,622
Income Fund	13,656	-1,612	—
International Emerging Markets Fund	11,789	1,712	3,611
LargeCap Growth Fund	2,617	69,274	10,523
MidCap Stock Fund	3,312	4,148	18,374
Money Market Fund	920	—	—
Mortgage Securities Fund	19,604	-2,667	—
Partners LargeCap Growth Fund II	3,879	-538	3,678
Preferred Securities Fund	3,541	13	—
Real Estate Securities Fund	2,411	229	22,186
Short Term Income Fund	3,966	-128	—
SmallCap Growth Fund	—	6,004	4,201
SmallCap Value Fund	1,989	-839	3,148
West Coast Equity Fund	1,871	3,652	14,583

	$121,015	$87,890	$203,710

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (98.28%)
Principal Investors Fund, Inc. Institutional Class (98.28%)
Disciplined LargeCap Blend Fund (a)	2,368,654	$33,588
Diversified International Fund (a)	2,486,902	32,753
Equity Income Fund I (a)	2,924,628	56,036
High Yield Fund II (a)	4,744,759	38,670
Income Fund (a)	12,623,289	114,115
International Emerging Markets Fund (a)	325,969	9,430
LargeCap Growth Fund (a)	6,117,291	54,016
MidCap Stock Fund (a)	954,400	15,356
Money Market Fund (a)	6,724,687	6,725
Mortgage Securities Fund (a)	15,926,866	169,621
Partners LargeCap Growth Fund II (a)(b)	3,180,358	27,128
Preferred Securities Fund (a)	2,441,901	23,369
Real Estate Securities Fund (a)	566,860	9,784
Short Term Income Fund (a)	4,158,388	48,445
SmallCap Growth Fund (a)(b)	770,942	6,329
SmallCap Value Fund (a)	203,129	3,144
West Coast Equity Fund (a)	512,492	21,330

		669,839

TOTAL INVESTMENT COMPANIES		$669,839

Total Investments		$669,839
Other Assets in Excess of Liabilities, Net — 1.72%		11,734

TOTAL NET ASSETS — 100.00%		$681,573

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,246
Unrealized Depreciation	(8,234)

Net Unrealized Appreciation (Depreciation)	33,012
Cost for federal income tax purposes	636,827
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	58.83%
Domestic Equity Funds	33.26%
International Equity Funds	6.19%
Other Assets in Excess of Liabilities, Net	1.72%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,764,103	$36,651	565,701	$8,414	961,150	$15,068	2,368,654	$30,534
Diversified International Fund	2,044,558	21,303	584,777	7,708	142,433	2,259	2,486,902	27,222
Equity Income Fund I	2,660,908	44,711	549,296	10,994	285,576	6,329	2,924,628	49,736
High Yield Fund II	4,288,079	33,018	562,147	4,622	105,467	879	4,744,759	36,737
Income Fund	12,522,870	115,003	891,473	8,098	791,054	7,192	12,623,289	115,645
International Emerging Markets Fund	244,691	6,248	89,823	2,635	8,545	306	325,969	8,616
LargeCap Growth Fund	8,296,270	53,715	725,385	6,262	2,904,364	28,368	6,117,291	38,322
MidCap Stock Fund	808,101	11,338	224,336	3,698	78,037	1,483	954,400	13,665
Money Market Fund	26,690	27	8,802,143	8,802	2,104,146	2,104	6,724,687	6,725
Mortgage Securities Fund	15,861,519	170,632	1,000,639	10,710	935,292	9,938	15,926,866	171,078
Partners LargeCap Growth Fund II	—	—	3,207,773	29,116	27,415	242	3,180,358	28,851
Preferred Securities Fund	—	—	2,469,015	23,251	27,114	260	2,441,901	22,984
Real Estate Securities Fund	446,133	7,724	183,979	3,140	63,252	1,370	566,860	9,471
Short Term Income Fund	3,003,445	35,288	1,240,594	14,421	85,651	999	4,158,388	48,684
SmallCap Growth Fund	800,508	3,925	122,075	1,027	151,641	1,444	770,942	3,895
SmallCap Value Fund	397,669	6,941	48,512	789	243,052	3,918	203,129	3,439
West Coast Equity Fund	462,514	13,768	79,703	3,385	29,725	1,375	512,492	15,915

		$560,292		$147,072		$83,534		$631,519

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$384	$537	$4,946
Diversified International Fund	1,297	470	2,858
Equity Income Fund I	2,206	360	3,330
High Yield Fund II	1,718	-24	902
Income Fund	3,175	-264	—
International Emerging Markets Fund	1,123	39	344
LargeCap Growth Fund	228	6,713	914
MidCap Stock Fund	344	112	1,908
Money Market Fund	109	—	—
Mortgage Securities Fund	4,290	-326	—
Partners LargeCap Growth Fund II	296	-23	281
Preferred Securities Fund	579	-7	—
Real Estate Securities Fund	234	-23	2,112
Short Term Income Fund	939	-26	—
SmallCap Growth Fund	—	387	376
SmallCap Value Fund	202	-373	358
West Coast Equity Fund	180	137	1,404

	$17,304	$7,689	$19,733

See accompanying notes

     Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.10%)
Principal Investors Fund, Inc. Institutional Class (100.10%)
Disciplined LargeCap Blend Fund (a)	26,623,500	$377,521
Diversified International Fund (a)	27,459,566	361,643
Equity Income Fund I (a)	31,244,409	598,643
High Yield Fund II (a)	11,342,761	92,444
Income Fund (a)	18,049,804	163,170
International Emerging Markets Fund (a)	3,509,589	101,532
LargeCap Growth Fund (a)	70,786,937	625,049
MidCap Stock Fund (a)	11,069,806	178,113
Money Market Fund (a)	32,243,009	32,243
Mortgage Securities Fund (a)	24,236,088	258,114
Partners LargeCap Growth Fund II (a)(b)	25,260,922	215,476
Preferred Securities Fund (a)	5,819,429	55,692
Real Estate Securities Fund (a)	6,687,146	115,420
Short Term Income Fund (a)	5,951,433	69,334
SmallCap Growth Fund (a)(b)	8,574,329	70,395
SmallCap Value Fund (a)	3,517,238	54,447
West Coast Equity Fund (a)	5,602,941	233,194

		3,602,430

TOTAL INVESTMENT COMPANIES		$3,602,430

Total Investments		$3,602,430
Liabilities in Excess of Other Assets, Net — (0.10)%		(3,721)

TOTAL NET ASSETS — 100.00%		$3,598,709

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$432,226
Unrealized Depreciation	(54,485)

Net Unrealized Appreciation (Depreciation)	377,741
Cost for federal income tax purposes	3,224,689
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	68.59%
Fixed Income Funds	18.64%
International Equity Funds	12.87%
Liabilities in Excess of Other Assets, Net	(0.10%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	31,893,539	$436,915	4,259,764	$66,089	9,529,803	$146,765	26,623,500	$357,838
Diversified International Fund	23,782,759	265,178	4,521,295	63,381	844,488	11,892	27,459,566	315,881
Equity Income Fund I	30,622,780	536,948	3,449,652	72,412	2,828,023	59,377	31,244,409	546,584
High Yield Fund II	11,502,756	87,214	868,275	7,213	1,028,270	8,459	11,342,761	85,667
Income Fund	18,330,402	164,451	1,481,315	13,453	1,761,913	16,017	18,049,804	161,691
International Emerging Markets Fund	2,912,083	75,188	711,866	21,919	114,360	3,641	3,509,589	93,341
LargeCap Growth Fund	95,620,382	641,172	1,999,939	18,823	26,833,384	258,142	70,786,937	450,274
MidCap Stock Fund	9,576,542	118,439	1,905,219	32,654	411,955	6,691	11,069,806	143,621
Money Market Fund	148,284	148	32,105,823	32,106	11,098	11	32,243,009	32,243
Mortgage Securities Fund	26,040,632	278,573	742,769	7,934	2,547,313	27,292	24,236,088	258,672
Partners LargeCap Growth Fund II	—	—	26,189,363	240,223	928,441	7,640	25,260,922	231,264
Preferred Securities Fund	—	—	6,307,330	59,275	487,901	4,759	5,819,429	54,560
Real Estate Securities Fund	4,853,568	80,880	2,026,219	36,623	192,641	3,134	6,687,146	113,093
Short Term Income Fund	—	—	6,083,971	70,564	132,538	1,557	5,951,433	69,010
SmallCap Growth Fund	10,417,503	58,117	576,884	5,288	2,420,058	23,274	8,574,329	46,322
SmallCap Value Fund	4,610,932	79,930	387,356	6,465	1,481,050	25,159	3,517,238	60,527
West Coast Equity Fund	5,315,965	169,655	559,170	25,209	272,194	11,452	5,602,941	182,566

		$2,992,808		$779,631		$615,262		$3,203,154

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,899	$1,599	$58,989
Diversified International Fund	16,245	-786	35,820
Equity Income Fund I	26,203	-3,399	40,195
High Yield Fund II	4,375	-301	2,371
Income Fund	4,771	-196	—
International Emerging Markets Fund	13,663	-125	4,185
LargeCap Growth Fund	2,985	48,421	12,009
MidCap Stock Fund	4,453	-781	24,643
Money Market Fund	455	—	—
Mortgage Securities Fund	6,893	-543	—
Partners LargeCap Growth Fund II	3,209	-1,319	3,044
Preferred Securities Fund	1,396	44	—
Real Estate Securities Fund	2,990	-1,276	27,521
Short Term Income Fund	1,104	3	—
SmallCap Growth Fund	—	6,191	4,746
SmallCap Value Fund	2,313	-709	3,551
West Coast Equity Fund	2,199	-846	17,202

	$98,153	$45,977	$234,276

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (99.62%)
Principal Investors Fund, Inc. Institutional Class (99.62%)
Disciplined LargeCap Blend Fund (a)	2,981,770	$42,281
Diversified International Fund (a)	1,944,728	25,612
Equity Income Fund I (a)	2,173,892	41,652
High Yield Fund II (a)	6,227,619	50,755
Income Fund (a)	20,324,990	183,738
International Emerging Markets Fund (a)	234,677	6,789
LargeCap Growth Fund (a)	4,849,022	42,817
MidCap Stock Fund (a)	1,040,668	16,744
Money Market Fund (a)	8,443,584	8,444
Mortgage Securities Fund (a)	21,911,660	233,359
Partners LargeCap Growth Fund II (a)(b)	3,020,362	25,764
Preferred Securities Fund (a)	3,408,303	32,617
Real Estate Securities Fund (a)	400,323	6,910
Short Term Income Fund (a)	8,575,511	99,905
SmallCap Growth Fund (a)(b)	675,709	5,548
SmallCap Value Fund (a)	262,979	4,071
West Coast Equity Fund (a)	237,182	9,871

		836,877

TOTAL INVESTMENT COMPANIES		$836,877

Total Investments		$836,877
Other Assets in Excess of Liabilities, Net — 0.38%		3,182

TOTAL NET ASSETS — 100.00%		$840,059

(a)	Affiliated Security

(b)	Non-Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$38,850
Unrealized Depreciation	(11,945)

Net Unrealized Appreciation (Depreciation)	26,905
Cost for federal income tax purposes	809,972
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Fixed Income Funds	72.47%
Domestic Equity Funds	23.29%
International Equity Funds	3.86%
Other Assets in Excess of Liabilities, Net	0.38%

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	2,601,096	$29,929	753,614	$11,032	372,940	$6,086	2,981,770	$35,667
Diversified International Fund	—	—	1,992,872	30,206	48,144	632	1,944,728	29,443
Equity Income Fund I	1,821,286	26,481	470,744	9,420	118,138	2,586	2,173,892	33,284
High Yield Fund II	6,036,864	44,440	1,012,145	8,310	821,390	6,904	6,227,619	46,006
Income Fund	21,581,549	196,131	2,317,371	21,063	3,573,930	32,424	20,324,990	184,315
International Emerging Markets Fund	—	—	240,788	8,091	6,111	175	234,677	7,876
LargeCap Growth Fund	6,710,263	38,774	733,194	6,305	2,594,435	25,232	4,849,022	27,749
MidCap Stock Fund	863,755	9,670	280,558	4,621	103,645	1,915	1,040,668	12,652
Money Market Fund	—	—	8,679,773	8,680	236,189	236	8,443,584	8,444
Mortgage Securities Fund	23,247,856	249,005	2,298,272	24,612	3,634,468	38,591	21,911,660	233,893
Partners LargeCap Growth Fund II	—	—	3,092,557	27,889	72,195	617	3,020,362	27,192
Preferred Securities Fund	—	—	3,523,680	33,965	115,377	1,100	3,408,303	32,831
Real Estate Securities Fund	380,504	6,868	142,104	2,420	122,285	2,673	400,323	6,225
Short Term Income Fund	7,913,033	92,420	1,056,222	12,357	393,744	4,593	8,575,511	100,097
SmallCap Growth Fund	832,642	3,446	131,974	1,118	288,907	2,769	675,709	3,218
SmallCap Value Fund	416,710	7,224	66,977	1,063	220,708	3,723	262,979	4,436
West Coast Equity Fund	220,588	5,299	38,799	1,654	22,205	1,029	237,182	6,264

		$709,687		$212,806		$131,285		$799,592

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$466	$792	$4,527
Diversified International Fund	1,017	-131	2,239
Equity Income Fund I	1,604	-31	2,415
High Yield Fund II	2,268	160	1,159
Income Fund	5,166	-455	—
International Emerging Markets Fund	833	-40	255
LargeCap Growth Fund	177	7,902	711
MidCap Stock Fund	372	276	2,054
Money Market Fund	119	—	—
Mortgage Securities Fund	6,000	-1,133	—
Partners LargeCap Growth Fund II	296	-80	281
Preferred Securities Fund	782	-34	—
Real Estate Securities Fund	164	-390	1,466
Short Term Income Fund	2,034	-87	—
SmallCap Growth Fund	—	1,423	323
SmallCap Value Fund	176	-128	284
West Coast Equity Fund	84	340	648

	$21,558	$8,384	$16,362

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

INVESTMENT COMPANIES (100.20%)
Principal Investors Fund, Inc. Institutional Class (100.20%)
Disciplined LargeCap Blend Fund (a)	22,159,803	$314,226
Diversified International Fund (a)	19,242,461	253,423
Equity Income Fund I (a)	21,780,800	417,320
High Yield Fund H (a)	10,215,371	83,255
International Emerging Markets Fund (a)	2,414,490	69,851
LargeCap Growth Fund (a)	46,093,529	407,006
MidCap Stock Fund (a)	8,439,819	135,797
Money Market Fund (a)	23,042,442	23,042
Partners LargeCap Growth Fund II (a)(b)	21,197,576	180,815
Real Estate Securities Fund (a)	4,181,051	72,165
Short Term Income Fund (a)	2,054,924	23,940
SmallCap Growth Fund (a)(b)	5,801,880	47,634
SmallCap Value Fund (a)	2,945,841	45,602
West Coast Equity Fund (a)	4,312,537	179,488

		2,253,564

TOTAL INVESTMENT COMPANIES		$2,253,564

Total Investments		$2,253,564
Liabilities in Excess of Other Assets, Net — (0.20)%		(4,389)

TOTAL NET ASSETS — 100.00%		$2,249,175

(a)	Affiliated Security

(b)	Non—Income Producing Security
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$251,416
Unrealized Depreciation	(53,256)

Net Unrealized Appreciation (Depreciation)	198,160
Cost for federal income tax purposes	2,055,404
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)

Fund Type	Percent

Domestic Equity Funds	80.03%
International Equity Funds	14.38%
Fixed Income Funds	5.79%
Liabilities in Excess of Other Assets, Net	(0.20%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Disciplined LargeCap Blend Fund	22,526,739	$319,852	3,104,476	$48,061	3,471,412	$53,066	22,159,803	$313,929
Diversified International Fund	16,790,793	191,590	3,034,287	42,363	582,619	8,351	19,242,461	225,379
Equity Income Fund I	20,567,049	370,438	2,325,838	48,831	1,112,087	22,577	21,780,800	394,422
High Yield Fund II	11,050,648	87,136	764,654	6,349	1,599,931	13,316	10,215,371	79,979
International Emerging Markets Fund	2,018,243	52,006	492,572	15,185	96,325	3,064	2,414,490	64,060
LargeCap Growth Fund	66,302,014	457,866	1,235,275	11,660	21,443,760	207,061	46,093,529	301,404
MidCap Stock Fund	7,252,888	89,542	1,467,330	25,325	280,399	4,497	8,439,819	109,620
Money Market Fund	12,173	12	23,802,869	23,804	772,600	774	23,042,442	23,042
Partners LargeCap Growth Fund II	—	—	21,809,441	199,447	611,865	5,033	21,197,576	193,543
Real Estate Securities Fund	3,409,529	62,805	1,100,528	19,235	329,006	6,814	4,181,051	73,331
Short Term Income Fund	—	—	2,142,633	24,844	87,709	1,030	2,054,924	23,820
SmallCap Growth Fund	7,047,025	42,024	430,969	3,944	1,676,114	15,663	5,801,880	33,183
SmallCap Value Fund	3,204,107	55,629	282,699	4,706	540,965	9,096	2,945,841	50,819
West Coast Equity Fund	3,957,965	128,229	545,083	24,944	190,511	8,032	4,312,537	144,322

		$1,857,129		$498,698		$358,374		$2,030,853

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Disciplined LargeCap Blend Fund	$4,021	$-918	$42,219
Diversified International Fund	11,365	-223	25,062
Equity Income Fund I	18,216	-2,270	27,942
High Yield Fund II	3,985	-190	2,136
International Emerging Markets Fund	9,429	-67	2,888
LargeCap Growth Fund	1,940	38,939	7,806
MidCap Stock Fund	4,831	-750	17,457
Money Market Fund	304	—	—
Partners LargeCap Growth Fund II	2,222	-871	2,107
Real Estate Securities Fund	1,858	-1,895	17,078
Short Term Income Fund	394	6	—
SmallCap Growth Fund	—	2,878	3,586
SmallCap Value Fund	1,800	-420	2,691
West Coast Equity Fund	1,686	-819	13,206

	$62,051	$33,400	$164,178

See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (88.53%)
Agricultural Operations (0.51%)
Bunge Ltd Finance Corp
4.38%, 12/15/2008	$700	$701
Cargill Inc
5.20%, 1/22/2013 (a)	650	649

		1,350

Airlines (0.34%)
American Airlines Inc
7.69%, 5/23/2008 (b)	176	175
7.25%, 21 5/2009	275	272
Delta Air Lines Inc
6.62%, 3/18/2011	473	463

		910

Appliances (0.08%)
Whirlpool Corp
3.30%, 6/15/2009 (c)	200	200

Asset Backed Securities (4.21%)
Carrington Mortgage Loan Trust
3.17%, 12/25/2035 (c)(d)	475	462
Caterpillar Financial Asset Trust
4.09%, 12/27/2010 (b)	400	399
Chase Funding Mortgage Loan Asset—Backed Certificates
3.13%, 12/25/2033 (c)	108	102
Citigroup Mortgage Loan Trust Inc
3.04%, 3/25/2037 (c)(d)	400	363
3.80%, 7/25/2037 (b)(c)	347	311
CNH Equipment Trust
3.57%, 9/15/2010 (c)	325	324
3.93%, 4/15/2011 (b)(c)	800	800
4.12%, 5/15/2012 (b)	600	592
Countrywide Asset—Backed Certificates
3. 14%, 4/25/2036 (c)(d)	500	476
3.40%, 2/25/2037 (c)	575	102
6.02%, 9/25/2046 (c)	1,900	1,874
Countrywide Home Equity Loan Trust
2.95%, 12/15/2035 (c)	115	64
2.96%, 2/15/2036 (c)(d)	475	442
Fannie Mae Grantor Trust
5.41%, 9/26/2033 (c)	81	73
First Horizon Asset Backed Trust
3.03%, 10/25/2026 (c)	522	417
First—Citizens Home Equity Loan LLC
2.93%, 9/15/2022 (a)(c)	195	183
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (c)	625	597
GMAC Mortgage Corp Loan Trust
3.08%, 8/25/2035 (c)	196	136
Great America Leasing Receivables
5.39%, 9/15/2011 (a)(d)	925	928
John Deere Owner Trust
4.40%, 6/15/2012	535	535
JP Morgan Mortgage Acquisition Corp
2.98%, 3/25/2037 (c)	425	405
Marriott Vacation Club Owner Trust
5.81%, 10/20/2029 (a)(b)	262	254
Nomura Asset Acceptance Corp
3.12%, 1/25/2036 (a)(c)	282	192
Popular ABS Mortgage Pass—Through Trust
3.16%, 11/25/2035 (c)(d)	319	317
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (c)	425	392
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (c)	200	200
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (c)	256	251

		11,191

Auto — Car & Light Trucks (0.44%)
Daimler Finance North America LLC
4.05%, 6/4/2008	250	250
3.30%, 3/13/2009 (c)	375	372
5.88%, 3/15/2011	525	537

		1,159

Auto/Truck Parts & Equipment — Original (0.08%)
Tenneco Inc
10.25%, 7/15/2013	206	218

Automobile Sequential (2.60%)
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (c)	492	491
3.50%, 1/15/2010 (a)(b)(c)	375	367
2.95%, 3/15/2010 (c)	583	581
3.09%, 6/15/2010 (c)	185	185
5.52%, 3/15/2011 (c)	500	501
Ford Credit Auto Owner Trust
5.47%, 9/15/2012 (c)	350	294
5.60%, 10/15/2012	435	411
5.69%, 11/15/2012 (c)	430	415
Honda Auto Receivables Owner Trust
2.90%, 2/15/2011 (c)	375	370
5.46%, 5/23/2011	850	864
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (c)	500	492
Nissan Auto Lease Trust
4.27%, 12/15/2010 (b)	825	825
Nissan Auto Receivables Owner Trust
4.28%, 7/15/2013	280	273
WFS Financial Owner Trust
3.93%, 2/17/2012	400	399
4.50%, 5/17/2013	425	427

		6,895

See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Beverages — Non—Alcoholic (0.14%)
Panamerican Beverages Inc
7.25%, 7/1/2009	$350	$359

Brewery (0.26%)
SABMillerPLC
3.00%, 7/1/2009 (a)(c)	280	281
6.20%, 7/1/2011 (a)	400	413

		694

Building & Construction Products — Miscellaneous (0.15%)
CRH America Inc
6.95%, 3/15/2012	400	410

Bunding Products — Cement & Aggregate (0.19%)
Martin Marietta Materials Inc
3.00%, 4/30/2010 (c)	530	514

Building Products — Wood (0.12%)
Masco Corp
3.20%, 3/12/2010 (c)	335	311

Cable TV (1.20%)
Comcast Corp
5.45%, 11/15/2010	300	306
Comcast Corporation
3.01%, 7/14/2009 (c)	650	639
COX Communications Inc
3.88%, 10/1/2008	100	100
4.63%, 1/15/2010	475	473
7.13%, 10/1/2012	300	319
CSC Holdings Inc
7.25%, 7/15/2008	200	200
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	300	308
Echostar DBS Corp
5.75%, 10/1/2008	300	300
Rogers Cable Inc
7.88%, 5/1/2012	500	536

		3,181

Casino Hotels (0.10%)
Mandalay Resort Group
9.50%, 8/1/2008	250	252

Cellular Telecommunications (0.61%)
America Movil SAB de CV
2.76%, 6/27/2008 (a)(c)(d)	350	347
Rogers Wireless Inc
7.25%, 12/15/2012	425	453
Rural Cellular Corp
8.25%, 3/15/2012	350	364
Vodafone Group PLC
3.14%, 6/15/2011 (c)(d)	475	453

		1,617

Chemicals — Diversified (0.08%)
Huntsman LLC
11.50%, 7/15/2012	200	214

Coatings & Paint (0.16%)
Valspar Corp
5.63%, 5/1/2012	430	424

Commercial Banks (1.03%)
American Express Bank FSB
5.50%, 4/16/2013	650	650
BBVA Bancomer SA/Grand Cayman
6.01%, 5/17/2022 (a)(c)	305	270
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	350	356
9.38%, 6/1/2011 (a)	575	611
Glitnir Banki HF
2.87%, 10/15/2008 (a)(c)	200	198
HSBC America Capital Trust I
7.81%, 12/15/2026 (a)	375	378
Wachovia Bank NA
7.80%, 8/18/2010	250	265

		2,728

Computer Services (0.06%)
Sungard Data Systems Inc
3.75%,1/15/2009	150	147

Computers — Integrated Systems (0.25%)
NCR Corp
7.13%, 6/15/2009	650	662

Computers — Memory Devices (0.13%)
Seagate Technology HDD Holdings
3.54%, 10/1/2009 (c)	150	145
6.38%, 10/1/2011	200	197

		342

Containers — Metal & Glass (0.15%)
Owens—Illinois Inc
7.35%, 5/15/2008	400	400

Containers — Paper & Plastic (0.07%)
Pactiv Corp
5.88%, 7/15/2012	175	176

Credit Card Asset Backed Securities (1.50%)
Chase Credit Card Master Trust
3.05%,1/17/2011 (c)	750	746
Chase Issuance Trust
3.17%,1/15/2012 (c)	500	496
Citibank Credit Card Master Trust I
5.88%, 3/10/2011	700	713
GE Capital Credit Card Master Note Trust
2.89%, 3/15/2013 (c)	175	163
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Credit Card Asset Backed Securities (continued)
Providian Gateway Master Trust
3.09%, 5/16/2011 (a)(c)	$780	$780
3.08%, 7/15/2011 (a)(c)	500	499
Providian Master Note Trust
5.10%, 11/15/2012 (a)	600	579

		3,976

Data Processing & Management (0.15%)
Fidelity National Information Services
4.75%, 9/15/2008	415	396

Diversified Financial Services (0.71%)
General Electric Capital Corp
5.25%, 10/19/2012	750	768
4.80%, 5/1/2013	575	577
TNK—BP Finance SA
6.13%, 3/20/2012 (a)	575	552

		1,897

Diversified Manufacturing Operations (0.43%)
Tyco Electronics Group SA
6.00%, 10/1/2012 (a)	540	551
Tyco International Group SA
6.13%,1/15/2009	600	604

		1,155

Diversified Operations (0.18%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (a)(c)	600	487

Electric — Generation (0.13%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	96	100
Indiantown Cogeneration LP
9.26%, 12/15/2010	235	242

		342

Electric — Integrated (2.75%)
Arizona Public Service Co
6.38%, 10/15/2011	1,100	1,104
Commonwealth Edison Co
6.15%, 3/15/2012	480	498
Dominion Resources Inc/VA
5.69%, 5/15/2008	225	225
3.25%, 11/14/2008 (c)	250	249
DTE Energy Co
6.65%, 4/15/2009	375	382
Entergy Gulf States Inc
3.60%, 6/1/2008	75	75
3.74%, 12/8/2008 (a)(c)	200	200
Entergy Louisiana LLC
5.83%, 11/1/2010	400	399
Entergy Mississippi Inc
5.15%, 2/1/2013	375	369
Integrys Energy Group Inc
7.00%, ll/1/2009	700	726
Midamerican Energy Holdings Co
7.52%, 9/15/2008	350	354
Northeast Utilities
3.30%, 6/1/2008	250	250
Ohio Power Co
2.91%, 4/5/2010 (c)	390	377
Pepco Holdings Inc
3.70%, 6/1/2010 (c)	350	349
Public Service Co of Colorado
4.38%, 10/1/2008	190	190
Scottish Power PLC
4.91%, 3/15/2010	450	449
TECO Energy Inc
5.24%, 5/1/2010 (c)	475	477
Transelec SA
7.88%, 4/15/2011	575	624

		7,297

Electronic Components — Miscellaneous (0.14%)
Jabil Circuit Inc
5.88%, 7/15/2010	375	368

Electronic Components — Semiconductors (0.29%)
Chartered Semiconductor Manufacturing Ltd
6.25%, 4/4/2013	280	272
National Semiconductor Corp
3.05%, 6/15/2010 (c)	550	508

		780

Electronic Connectors (0.23%)
Thomas & Betts Corp
6.63%, 5/7/2008	275	275
7.25%, 6/1/2013	325	330

		605

Fiduciary Banks (0.22%)
Bank of New York Mellon Corp/The
4.50%, 4/1/2013	595	593

Finance — Auto Loans (0.40%)
Ford Motor Credit Co LLC
9.88%, 8/10/2011	175	169
5.46%,1/13/2012 (c)	300	252
GMAC LLC
4.31%, 5/15/2009 (c)	275	251
6.00%, 12/15/2011	135	107
Nissan Motor Acceptance Corp
4.63%, 3/8/2010 (a)	270	271

		1,050

Finance — Commercial (0.36%)
CIT Group Inc
3.14%, 4/27/2011 (c)	350	290
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Finance — Commercial (continued)
Textron Financial Canada Funding Corp
5.13%, 11/1/2010	$650	$665

		955

Finance — Consumer Loans (0.59%)
American General Finance Corp
4.88%, 5/15/2010	375	372
HSBC Finance Corp
3.35%, 11/16/2009 (c)(d)	475	462
3.15%, 9/14/2012 (c)	325	301
SLM Corp
5.48%, 3/2/2009 (c)(d)	475	435

		1,570

Finance — Credit Card (0.09%)
Capital One Bank USA NA
5.75%, 9/15/2010	250	251

Finance — Investment Banker & Broker (4.07%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (c)	470	453
4.55%, 6/23/2010	475	471
Citigroup Inc
5.50%, 8/27/2012	550	551
5.50%, 4/11/2013	750	755
Goldman Sachs Group Inc/The
3.28%, 3/2/2010 (c)	300	292
6.88%, 1/15/2011	1,050	1,101
3.32%, 2/6/2012 (c)	175	167
Jefferies Group Inc
5.88%, 6/8/2014	575	553
JPMorgan Chase & Co
5.60%, 6/1/2011	1,200	1,232
Lehman Brothers Holdings Capital Trust
5.86%, 11/29/2049	335	238
Lehman Brothers Holdings Inc
3.35%, 11/10/2009 (c)(d)	350	336
6.00%, 7/19/2012	450	454
5.63%, 1/24/2013	630	621
Merrill Lynch & Co Inc
3.40%, 2/6/2009 (c)(d)	150	148
5.44%, 3/2/2009 (c)	195	193
3.31%, 2/5/2010 (c)	200	191
3.44%, 11/1/2011 (c)	300	272
3.24%, 6/5/2012 (c)(d)	250	225
6.05%, 8/15/2012	400	399
5.45%, 2/5/2013	550	535
6.15%, 4/25/2013	550	549
Morgan Stanley
2.99%, 1/15/2010 (c)	705	684
5.63%, 1/9/2012 (e)	375	379

		10,799

Finance — Leasing Company (0.18%)
International Lease Finance Corp
3.11%, 1/15/2010 (c)	100	96
5.30%, 5/1/2012	400	393

		489

Finance — Mortgage Loan/Banker (0.62%)
Countrywide Financial Corp
3.35%, 5/5/2008 (c)(f)	380	379
2.85%, 12/19/2008 (c)	230	219
5.80%, 6/7/2012	375	357
Residential Capital LLC
3.49%, 6/9/2008 (c)	225	210
6.18%, 5/22/2009 (c)	750	493

		1,658

Finance — Other Services (0.23%)
Alamosa Delaware Inc
8.50%, 1/31/2012	200	186
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(c)	425	426

		612

Food — Miscellaneous/Diversified (0.54%)
General Mills Inc
3.04%, 1/22/2010 (c)(d)	350	344
8.02%, 2/5/2013 (b)	650	701
Kraft Foods Inc
3.60%, 8/11/2010 (c)	275	267
6.00%, 2/11/2013	125	129

		1,441

Food — Retail (0.13%)
Safeway Inc
6.50%, 11/15/2008	175	177
3.00%, 3/27/2009 (c)	175	173

		350

Gas — Distribution (0.21%)
Sempra Energy
4.75%, 5/15/2009	150	150
Southern California Gas Co
3.25%, 12/1/2009 (c)	100	99
Southern Union Co
6.15%, 8/16/2008	300	301

		550

Home Equity — Other (3.14%)
ACE Securities Corp
3.11%, 8/25/2035 (c)(d)	247	245
3.09%, 10/25/2035 (c)	48	48
Bear Stearns Asset Backed Securities Trust
3.49%, 3/25/2034 (c)	409	259
3.08%, 6/25/2047 (c)(d)	950	838
Countrywide Asset—Backed Certificates
6.09%, 6/25/2021 (c)	1,825	1,064
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Home Equity — Other (continued)
First NLC Trust
3.22%, 5/25/2035 (c)	$241	$201
GMAC Mortgage Corp Loan Trust
4.62%, 6/25/2035 (c)	284	252
5.75%, 10/25/2036	950	677
6.05%, 12/25/2037 (c)	635	377
GSAA Trust
6.04%, 7/25/2036	900	756
Indymac Seconds Asset Backed Trust
5.77%, 5/25/2036 (c)	1,400	434
Mastr Asset Backed Securities Trust
3.40%, 3/25/2035 (c)	575	294
Morgan Stanley ABS Capital I
3.14%, 9/25/2035 (c)(d)	89	89
New Century Home Equity Loan Trust
3.18%, 3/25/2035 (c)	5	4
Option One Mortgage Loan Trust
3.35%, 3/25/2037 (c)	500	79
Renaissance Home Equity Loan Trust
5.76%, 8/25/2036 (c)	1,199	1,189
Residential Asset Securities Corp
4.59%, 8/25/2031	482	475
4.47%, 3/25/2032	741	705
4.04%, 3/25/2035 (c)	50	35
3.09%, 5/25/2035 (c)(d)	11	10
Specialty Underwriting & Residential Finance
3.40%, 2/25/2035 (c)	51	44
3.13%, 3/25/2036 (c)(d)	91	90
WAMU Asset—Backed Certificates
3.07%, 5/25/2037 (c)(d)	250	186

		8,351

Home Equity — Sequential (1.99%)
BNC Mortgage Loan Trust
3.07%, 7/25/2037 (c)	726	530
Countrywide Asset—Backed Certificates
5.68%, 6/25/2035	2,000	1,485
5.71%, 11/25/2035 (c)	1,450	524
5.56%, 4/25/2036	1,000	705
5.51%, 8/25/2036	570	524
5.81%, 11/25/2036	1,246	906
New Century Home Equity Loan Trust
4.76%, 11/25/2033	653	616

		5,290

Life & Health Insurance (1.01%)
Lincoln National Corp
6.05%, 4/20/2067 (c)	210	180
Pacific Life Global Funding
2.83%, 6/22/2011 (a)(c)	175	175
Prudential Financial Inc
3.02%, 6/13/2008 (c)	250	250
5.15%, 1/15/2013	950	943
StanCorp Financial Group Inc
6.88%, 10/1/2012	510	510
Sun Life Financial Global Funding LP
2.98%, 7/6/2010 (a)(c)	175	175
Unum Group
6.00%, 5/15/2008	175	175
5.86%, 5/15/2009	275	279

		2,687

Machinery — Farm (0.18%)
Case New Holland Inc
6.00%, 6/1/2009	475	481

Medical — Drugs (0.49%)
Abbott Laboratories
5.15%, 11/30/2012	450	467
Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (c)	225	198
AstraZeneca PLC
5.40%, 9/15/2012	390	404
Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (c)	250	229

		1,298

Medical — HMO (0.64%)
Cigna Corp
7.00%, 1/15/2011	375	392
Coventry Health Care Inc
6.30%, 8/15/2014	400	391
5.95%, 3/15/2017	210	192
UnitedHealth Group Inc
5.50%, 11/15/2012	300	299
4.88%, 2/15/2013	445	425

		1,699

Medical — Wholesale Drug Distribution (0.34%)
Cardinal Health Inc
2.96%, 10/2/2009 (c)	300	293
5.65%, 6/15/2012	600	608

		901

Medical Products (0.18%)
Covidien International Finance SA
5.45%, 10/15/2012 (a)	465	469

Metal — Diversified (0.02%)
Xstrata Canada Corp
7.25%, 7/15/2012	55	59

Metal Processors & Fabrication (0.12%)
Timken Co
5.75%, 2/15/2010	300	307
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Money Center Banks (0.25%)
Deutsche Bank AG/London
5.38%, 10/12/2012	$630	$651

Mortgage Backed Securities (35.64%)
ACT Depositor Corp
3.02%, 9/22/2041 (a)(c)	775	542
Banc of America Alternative Loan Trust
3.30%, 6/25/2036 (c)(d)	608	590
Banc of America Commercial Mortgage Inc
6.85%, 4/15/2036	200	209
1.18%, 11/10/2038 (c)	17,707	338
0.85%, 7/10/2042 (c)	31,277	499
0.33%, 9/10/2045	80,700	626
0.22%, 10/10/2045	76,608	270
5.31%, 10/10/2045 (c)	1,325	1,320
0.60%, 7/10/2046 (c)	52,578	904
Banc of America Mortgage Securities Inc
4.09%, 3/25/2034 (c)	571	540
4.78%, 5/25/2035 (c)	950	946
Bear Stearns Adjustable Rate Mortgage Trust
5.08%, 9/25/2034 (c)	419	390
Bear Stearns Alt—A Trust
3. 17%, 7/25/2035 (c)	43	27
6.22%, 8/25/2036 (c)	1,479	1,325
Bear Stearns Commercial Mortgage Securities Inc
7.00%, 5/20/2030	660	689
7.64%, 2/15/2032	30	30
3.97%, 11/11/2035	192	190
0.63%, 5/11/2039 (a)(c)	2,997	40
0.39%, 2/11/2041 (c)	20,811	191
4.13%, 11/11/2041	2,100	2,087
4.57%, 7/11/2042	500	492
Bella Vista Mortgage Trust
3.05%, 5/20/2045 (c)	168	126
Chase Commercial Mortgage Securities Corp
7.32%, 10/15/2032	995	1,037
7.56%, 10/15/2032	500	524
Chase Mortgage Finance Corp
5.80%, 3/25/2037 (c)	752	412
5.02%, 7/25/2037 (c)	384	369
Citigroup Commercial Mortgage Trust
0.72%, 10/15/2049 (c)	39,950	871
Citigroup/Deutsche Bank Commercial Mortgage
0.41%, 11/15/2044 (a)	49,925	583
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (c)	37,905	722
0.52%, 12/11/2049 (c)	60,969	908
0.56%, 12/11/2049 (a)(c)	21,264	449
Commercial Mortgage Pass Through Certificates
1.65%, 6/10/2010 (a)(c)	3,756	104
3.25%, 6/10/2038	174	167
0.06%, 12/10/2046 (a)(c)	12,858	130
Countrywide Alternative Loan Trust
5.39%, 7/20/2035 (c)	367	270
5.08%, 2/25/2036 (c)	475	389
6.00%, 5/25/2036	847	792
6.00%, 5/25/2036	250	250
3.07%, 6/25/2036 (c)	800	363
3.17%, 6/25/2036 (c)	1,508	693
3.40%, 9/25/2036 (c)	470	398
3.07%, 5/20/2046 (c)(d)	1,318	823
Countrywide Asset—Backed Certificates
3.17%, 11/25/2035 (c)	148	136
3.17%, 1/25/2036 (c)(d)	742	692
Countrywide Home Loan Mortgage Pass Through Certificates
4.50%, 1/25/2033	4	4
5.50%, 7/25/2033	1,132	1,116
4.49%, 12/25/2033	1,468	1,438
4.41%, 6/20/2035 (c)(d)	421	407
Credit Suisse Mortgage Capital Certificates
0.78%, 9/15/2039 (a)	68,025	1,657
0.11%, 12/15/2039	7,617	107
5.87%, 9/15/2040	725	672
CS First Boston Mortgage Securities Corp
6.38%, 12/16/2035	581	601
0.57%, 11/15/2036 (a)(c)	17,299	622
0.43%, 8/15/2038 (a)	46,577	427
CW Capital Cobalt Ltd
5.17%, 8/15/2048	950	940
Fannie Mae
3.20%, 2/25/2032 (c)(d)	313	310
3.14%, 3/25/2035 (c)	125	123
Fannie Mae Whole Loan
3.09%, 5/25/2035 (c)(d)	362	339
First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	145	152
5.59%, 2/12/2034	18	18
Freddie Mac
5.13%, 12/15/2013	416	419
5.50%, 1/15/2017	25	25
3.17%, 6/15/2023 (c)	282	275
3.12%, 7/15/2023 (c)	1,080	1,066
2.92%, 4/15/2030 (c)(d)	142	139
3.02%, 10/15/2034 (c)	179	178
GE Capital Commercial Mortgage Corp
0.43%, 5/10/2014	64,003	640
5.99%, 12/10/2035	199	202
0.74%, 3/10/2040 (a)(c)	2,551	35
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Ginnie Mae
1.65%, 10/16/2012 (c)	$6,734	$211
4.51%, 10/16/2028 (c)	563	564
3.96%, 6/16/2031	1,829	1,810
1.11%, 2/16/2047 (c)	15,019	796
0.85%, 3/16/2047 (c)	4,380	244
GMAC Commercial Mortgage Securities Inc
0.97%, 3/10/2038 (a)(c)	2,246	44
0.57%, 8/10/2038 (a)(c)	61,094	661
GMAC Mortgage Corp Loan Trust
5.25%, 7/25/2034	750	703
Greenpoint Mortgage Funding Trust
3.17%, 6/25/2045 (c)(d)	171	155
3.20%, 6/25/2045 (c)	164	108
3.21%, 10/25/2045 (c)(d)	269	222
Greenwich Capital Commercial Funding Corp
0.46%, 6/10/2036 (a)(c)	18,581	141
0.26%, 4/10/2037 (a)	153,365	603
0.51%, 3/10/2039 (a)(c)	20,873	387
0.97%, 8/10/2042 (a)(c)	7,110	132
0.48%, 12/10/2049 (a)(c)	51,115	761
GS Mortgage Securities Corp II
0.86%, 11/10/2039 (a)	6,105	203
GSR Mortgage Loan Trust
4.76%, 7/25/2035 (c)	604	591
Heller Financial Commercial Mortgage Asset Corp
8.07%, 1/17/2034 (c)	1,000	1,046
8.18%, 1/17/2034 (c)	1,175	1,234
Impac CMB Trust
3.89%, 10/25/2033 (c)	75	54
3.66%, 1/25/2035 (c)	384	308
3.21%, 4/25/2035 (c)	131	86
3.32%, 4/25/2035 (c)	110	58
3.20%, 8/25/2035 (c)	91	62
3.40%, 8/25/2035 (c)	79	45
3.44%, 8/25/2035 (c)	123	67
3.14%, 4/25/2037 (c)	805	667
Indymac Index Mortgage Loan Trust
3.20%, 4/25/2034 (c)(d)	51	47
3.13%, 4/25/2035 (c)	153	126
3.22%, 4/25/2035 (c)	113	77
5.52%, 7/25/2035 (c)	967	534
3.20%, 8/25/2035 (c)(d)	236	196
3.08%, 1/25/2037 (c)(d)	930	626
3.13%, 6/25/2037 (c)	798	634
JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (a)(c)	11,022	332
6.04%, 11/15/2035	1,131	1,150
7.20%, 11/15/2035 (a)(c)	350	370
0.76%, 10/12/2037 (a)(c)	3,857	142
3.48%, 6/12/2041	296	293
5.30%, 5/15/2047 (c)	1,400	1,388
5.31%, 1/15/2049	625	617
0.49%, 2/12/2051 (c)	57,445	804
JP Morgan Mortgage Trust
3.81%, 5/25/2034	558	565
5.11%, 6/25/2035 (c)	425	415
5.30%, 7/25/2035	1,056	1,033
5.82%, 6/25/2036 (c)	839	823
5.82%, 6/25/2036 (c)	400	346
5.82%, 1/25/2037 (c)	308	303
5.71%, 4/25/2037 (c)	555	527
LB—UBS Commercial Mortgage Trust
6.06%, 6/15/2020	186	189
5.97%, 3/15/2026	69	70
4.90%, 6/15/2026	170	170
3.09%, 5/15/2027	106	106
4.19%, 8/15/2029	220	219
3.63%, 10/15/2029	497	494
4.44%, 12/15/2029 (c)	1,000	988
0.61%, 7/15/2035 (a)(c)	4,161	129
0.64%, 10/15/2035 (a)(c)	9,586	350
1.22%, 3/15/2036 (a)(c)	1,852	38
0.84%, 8/15/2036 (a)(c)	2,146	29
0.68%, 2/15/2040 (c)	6,111	165
MASTR Asset Securitization Trust
5.25%, 9/25/2033 (c)	399	388
Merrill Lynch Mortgage Trust
0.34%, 11/12/2035 (a)(c)	33,622	160
0.29%, 7/12/2038	127,702	845
5.80%, 5/12/2039 (c)	1,100	1,109
3.59%, 9/12/2041	125	124
0.42%, 9/12/2042 (c)	61,670	518
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.11%, 7/12/2046 (a)(c)	32,361	432
0.86%, 7/12/2046	49,661	1,467
0.73%, 8/12/2048 (c)	11,364	358
0.70%, 9/12/2049 (c)	23,450	590
0.10%, 12/12/2049 (a)(c)	16,688	203
0.84%, 12/12/2049 (c)	27,843	753
5.11%, 12/12/2049 (c)	885	874
Morgan Stanley Capital I
1.19%, 1/13/2041 (a)(c)	28,934	760
3.12%, 5/24/2043 (a)(b)(c)	750	593
0.07%, 12/15/2043 (a)(c)	12,656	139
3.27%, 8/25/2046 (b)(c)	725	413
3.40%, 12/20/2046 (a)(c)	225	104
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Mortgage Backed Securities (continued)
Morgan Stanley Dean Witter Capital I
6.54%, 2/15/2031	$63	$65
Nationslink Funding Corp
7.23%, 6/20/2031	357	358
7.34%, 6/20/2031 (c)	675	683
New Century Alternative Mortgage Loan Trust
5.91%, 7/25/2036 (c)	1,275	1,232
Prudential Securities Secured Financing
6.48%, 11/1/2031	185	186
Residential Accredit Loans Inc
6.00%, 11/25/2032	797	759
5.76%, 12/25/2035 (c)	140	130
3.04%, 3/25/2047 (c)(d)	1,503	1,053
Residential Funding Mortgage Securities
5.25%, 11/25/2035 (c)	568	575
5.68%, 2/25/2036 (c)	299	282
3.49%, 7/25/2036 (c)	602	568
Sequoia Mortgage Trust
3.03%, 2/20/2035 (c)	50	42
Structured Adjustable Rate Mortgage Loan Trust
4.66%, 7/25/2034 (c)	977	960
3.59%, 8/25/2034 (c)	346	152
3.14%, 3/25/2035 (c)	34	30
5.25%, 12/25/2035	96	81
3.08%, 7/25/2037 (c)(d)	670	460
Structured Asset Mortgage Investments Inc
3.20%, 5/25/2045 (c)	168	123
3.21%, 9/25/2045 (c)	160	127
Structured Asset Securities Corp
5.50%, 6/25/2036 (c)	1,450	1,193
Thornburg Mortgage Securities Trust
3.25%, 12/25/2033 (c)	667	662
3.16%, 10/25/2035 (c)(d)	474	470
Wachovia Bank Commercial Mortgage Trust
0.35%, 1/15/2041 (a)(c)	18,503	96
0.50%, 4/15/2042 (a)(c)	79,894	873
5.25%, 12/15/2043	1,175	1,157
4.52%, 5/15/2044	755	748
6.05%, 2/15/2051 (c)	1,100	1,108
WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (a)	461	454
WaMu Mortgage Pass Through Certificates
5.75%, 3/25/2033 (c)	155	155
4.05%, 10/25/2033 (c)	1,250	1,249
4.84%, 9/25/2035 (c)	747	732
5.70%, 6/25/2037 (c)	1,017	948
3.04%, 7/25/2044 (c)(d)	102	91
3.30%, 1/25/2045 (c)(d)	1,764	1,335
3.13%, 4/25/2045 (c)	20	16
3.17%, 4/25/2045 (c)	88	60
3.18%, 7/25/2045 (c)	165	135
3.14%, 11/25/2045 (c)(d)	113	106
Washington Mutual Alternative Mortgage
3.17%, 6/25/2046 (c)	674	316
3.08%, 1/25/2047 (c)	630	410
Wells Fargo Mortgage Backed Securities
4.21%, 3/25/2035 (c)	1,374	1,291
4.11%, 6/25/2035 (c)	775	754
5.24%, 4/25/2036 (c)	1,064	985

		94,663

Multi—Line Insurance (0.32%)
CNA Financial Corp
6.60%, 12/15/2008	549	554
6.00%, 8/15/2011	150	152
Genworth Financial Inc
6.15%, 11/15/2066 (c)	185	155

		861

Multimedia (0.33%)
Time Warner Entertainment Co LP
7.25%, 9/1/2008	350	352
Viacom Inc
3.15%, 6/16/2009 (c)	520	513

		865

Mutual Insurance (0.16%)
Health Care Service Corp
7.75%, 6/15/2011 (a)	400	437

Non—Hazardous Waste Disposal (0.21%)
Oakmont Asset Trust
4.51%, 12/22/2008 (a)	550	553

Office Automation & Equipment (0.24%)
Xerox Corp
3.51%, 12/18/2009 (c)	350	344
5.50%, 5/15/2012	295	295

		639

Office Furnishings — Original (0.07%)
Steelcase Inc
6.50%, 8/15/2011	195	198

Oil — Field Services (0.30%)
BJ Services Co
3.25%, 6/7/2008 (c)	150	150
Weatherford International Inc
6.63%, 11/15/2011	250	262
5.95%, 6/15/2012	375	389

		801

Oil Company — Exploration & Production (1.04%)
Anadarko Petroleum Corp
3.20%, 9/15/2009 (c)(d)	300	295
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Oil Company — Exploration & Production (continued)
Canadian Natural Resources Ltd
5.15%, 2/1/2013	$650	$658
Devon OEI Operating Inc
7.25%, 10/1/2011	475	515
Marathon Oil Canada Corp
8.38%, 5/1/2012	425	469
Nexen Inc
5.05%, 11/20/2013	292	287
Pemex Project Funding Master Trust
6.13%, 8/15/2008	13	13
XTO Energy Inc
7.50%, 4/15/2012	400	435
5.90%, 8/1/2012	80	83

		2,755

Oil Company — Integrated (0.16%)
Husky Energy Inc
6.25%, 6/15/2012	400	417

Oil Refining & Marketing (0.25%)
Tesoro Corp
6.25%, 11/1/2012	400	382
Valero Energy Corp
6.88%, 4/15/2012	275	290

		672

Pharmacy Services (0.26%)
Medco Health Solutions Inc
7.25%, 8/15/2013	650	689

Pipelines (0.80%)
Enbridge Energy Partners LP
4.00%, 1/15/2009	200	199
Enbridge Inc
5.80%, 6/15/2014	600	607
NGPL PipeCo LLC
6.51%, 12/15/2012 (a)	650	670
ONEOK Partners LP
5.90%, 4/1/2012	255	260
TEPPCO Partners LP
7.63%, 2/15/2012	375	392

		2,128

Private Corrections (0.12%)
Corrections Corp of America
7.50%, 5/1/2011	325	330

Property & Casualty Insurance (0.41%)
Markel Corp
7.00%, 5/15/2008	450	450
WR Berkley Corp
9.88%, 5/15/2008	625	626

		1,076

Quarrying (0.19%)
Vulcan Materials Co
4.05%, 12/15/2010 (c)	500	495

Real Estate Management & Services (0.10%)
AMB Property LP
6.30%, 6/1/2013	265	267

Real Estate Operator & Developer (0.51%)
Duke Realty LP
5.63%, 8/15/2011	180	173
ERP Operating LP
5.50%, 10/1/2012	575	559
Regency Centers LP
8.45%, 9/1/2010	575	614

		1,346

Regional Banks (2.19%)
BAC Capital Trust XIII
3.20%, 3/15/2043 (c)	435	321
BAC Capital Trust XIV
5.63%, 3/15/2043 (c)	550	442
Bank of America Corp
4.90%, 5/1/2013 (g)	615	613
Capital One Financial Corp
5.70%, 9/15/2011	300	293
First Union Institutional Capital I
8.04%, 12/1/2026	550	548
Fleet Capital Trust II
7.92%, 12/11/2026	525	546
NB Capital Trust
7.83%, 12/15/2026	375	366
SunTrust Preferred Capital I
5.85%, 12/31/2049 (c)	365	277
Wachovia Corp
5.35%, 3/15/2011	600	605
3.23%, 3/1/2012 (c)	275	258
5.50%, 5/1/2013	300	301
Wells Fargo & Co
4.38%, 1/31/2013	1,270	1,256

		5,826

REITS — Apartments (0.14%)
Camden Property Trust
4.38%, 1/15/2010	200	195
UDR Inc
5.50%, 4/1/2014	200	187

		382

REITS — Diversified (0.76%)
Duke Realty LP
6.80%, 2/12/2009	450	453
iStar Financial Inc
3.14%, 9/15/2009 (c)	275	246
3.34%, 3/9/2010 (c)	350	312
6.00%, 12/15/2010	500	449
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
REITS — Diversified (continued)
iStar Financial Inc (continued)
5.65%, 9/15/2011	$200	$174
Liberty Property LP
7.75%, 4/15/2009	385	393

		2,027

REITS — Healthcare (0.54%)
HCP Inc
3.25%, 9/15/2008 (c)	600	590
5.65%, 12/15/2013	125	114
Nationwide Health Properties Inc
6.50%, 7/15/2011	400	410
6.25%, 2/1/2013	325	323

		1,437

REITS — Office Property (0.42%)
Brandywine Operating Partnership LP
5.63%, 12/15/2010	605	583
HRPT Properties Trust
3.40%, 3/16/2011 (c)	188	172
6.95%, 4/1/2012	350	357

		1,112

REITS — Regional Malls (0.18%)
Simon Property Group LP
3.75%, 1/30/2009	225	223
4.60%, 6/15/2010	65	64
5.60%, 9/1/2011	200	201

		488

REITS — Shopping Centers (0.56%)
Developers Diversified Realty Corp
3.88%, 1/30/2009	510	503
5.38%, 10/15/2012	150	140
Federal Realty Investment Trust
6.00%, 7/15/2012	350	349
Westfield Group
5.40%, 10/1/2012 (a)(h)	500	493

		1,485

REITS — Warehouse & Industrial (0.47%)
Prologis
3.34%, 8/24/2009 (c)	250	241
5.25%, 11/15/2010	400	396
5.50%, 3/1/2013	625	607

		1,244

Rental — Auto & Equipment (0.34%)
Erac USA Finance Co
3. 15%, 4/30/2009 (a)(c)	400	399
5.80%, 10/15/2012 (a)	515	491

		890

Retail — Drug Store (0.16%)
CVS Caremark Corp
3.38%, 6/1/2010 (c)	450	437

Retail — Regional Department Store (0.11%)
Macys Retail Holdings Inc
4.80%, 7/15/2009	300	295

Retail — Restaurants (0.41%)
Darden Restaurants Inc
5.63%, 10/15/2012	625	614
Yum! Brands Inc
7.65%, 5/15/2008	475	475

		1,089

Rubber — Tires (0.08%)
Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (c)	200	200

Satellite Telecommunications (0.10%)
Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (c)	275	277

Savings & Loans — Thrifts (0.28%)
Greenpoint Financial Corp
3.20%, 6/6/2008	200	200
Washington Mutual Inc
3.01%, 1/15/2010 (c)	275	255
2.90%, 3/22/2012 (c)	350	299

		754

Sovereign (0.10%)
Mexico Government International Bond
8.38%, 1/14/2011	250	278
Special Purpose Banks (0.14%)
Korea Development Bank
2.82%, 4/3/2010 (c)(d)	365	364

Special Purpose Entity (0.85%)
BAE Systems Holdings Inc
4.75%, 8/15/2010 (a)	500	510
Genworth Global Funding Trusts
5.20%, 10/8/2010	375	377
Rio Tinto Finance USA Ltd
2.63%, 9/30/2008	185	185
Rockies Express Pipeline LLC
4.25%, 8/20/2009 (a)(c)	280	280
USB Realty Corp
6.09%, 12/22/2049 (a)(c)	330	243
Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (a)(c)	200	202
Xlliac Global Funding
3.28%, 6/2/2008 (a)(c)(d)	450	450

		2,247

See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Steel — Producers (0.45%)
Ispat Inland ULC
9.75%, 4/1/2014	$600	$640
Nucor Corp
5.00%, 12/1/2012	175	176
United States Steel Corp
5.65%, 6/1/2013	400	391

		1,207

Supranational Bank (0.08%)
Corp Andina de Fomento
3.31%, 6/13/2008 (b)(c)	225	225

Telecommunication Services (0.14%)
Qwest Corp
7.88%, 9/1/2011	150	154
Telcordia Technologies Inc
6.46%, 7/15/2012 (a)(c)	275	228

		382

Telephone — Integrated (2.33%)
AT&T Inc
4.95%, 1/15/2013	750	755
British Telecommunications PLC
5.15%, 1/15/2013	750	753
Deutsche Telekom International Finance
2.78%, 3/23/2009 (c)	375	371
Koninklijke KPN NV
8.00%, 10/1/2010	475	508
Sprint Capital Corp
7.63%, 1/30/2011	250	237
8.38%, 3/15/2012	250	238
Sprint Nextel Corp
3.07%, 6/28/2010 (c)	275	238
Telecom Italia Capital SA
4.00%, 11/15/2008	320	318
3.34%, 7/18/2011 (c)	240	222
Telefonica Emisiones SAU
2.84%, 6/19/2009 (c)	400	396
5.86%, 2/4/2013 (g)	575	591
Telefonos de Mexico SAB de CV
4.50%, 11/19/2008	325	326
Verizon California Inc
6.70%, 9/1/2009	615	635
Verizon Communications Inc
4.35%, 2/15/2013	600	591

		6,179

Television (0.27%)
British Sky Broadcasting Group PLC
6.88%, 2/23/2009	400	407
Univision Communications Inc
7.85%, 7/15/2011	325	309

		716

Tobacco (0.28%)
Reynolds American Inc
6.50%, 7/15/2010	400	410
3.50%, 6/15/2011(c)	350	333

		743

Tools — Hand Held (0.21%)
Snap—On Inc
2.84%, 1/12/2010 (c)(d)	575	563

Transport — Marine (0.08%)
Overseas Shipholding Group Inc
8.25%, 3/15/2013	200	208

Transport — Rail (0.28%)
CSX Corp
4.88%, 11/1/2009	335	335
Union Pacific Corp
5.45%, 1/31/2013	400	403

		738

TOTAL BONDS		$235,153

SENIOR FLOATING RATE INTERESTS (1.31%)
Aerospace & Defense Equipment (0.08%)
Sequa Corp, Term Loan B
8.08%, 12/7/2014 (c)	224	218

Applications Software (0.20%)
Metavante Corp, Term Loan B
6.70%, 11/1/2014 (c)	550	524

Auto/Truck Parts & Equipment — Replacement (0.12%)
Allison Transmission Inc, Term Loan B
5.75%, 8/7/2014 (c)	348	327

Cellular Telecommunications (0.11%)
Alltel Holdings Corp, Term Loan B
5.93%, 5/31/2015 (c)	299	275

Electric — Integrated (0.13%)
Texas Competitive Electric Holdings
Company, Term Loan B2
6.58%, 10/29/2014 (c)	111	106
Texas Competitive Electric Holdings
Company, Term Loan B3
8.40%, 10/10/2014 (c)	249	238

		344

Non-Hazardous Waste Disposal (0.17%)
Allied Waste North America Inc, Term Loan B
0.00%, 3/28/2014 (c)(i)	475	459

Publishing — Periodicals (0.14%)
Dex Media East LLC, Term Loan B
7.02%, 10/17/2014 (c)	415	379
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (continued)
Racetracks (0.11%)
Penn National Gaming Inc, Term Loan B
4.45%, 10/3/2012 (c)	$300	$291

Retail — Building Products (0.18%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012 (c)	478	473

Satellite Telecommunications (0.07%)
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (c)	184	173
Telesat Canada Inc, Term Loan DD
6.26%, 10/31/2014 (c)	5	4

		177

TOTAL SENIOR FLOATING RATE INTERESTS		$3,467

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (17.63%)
Federal Home Loan Mortgage Corporation (FHLMC) (2.08%)
5.50%, 12/1/2008	16	17
5.50%, 2/1/2009	36	37
5.50%, 3/1/2009	17	18
5.50%, 4/1/2009	41	42
6.50%, 4/1/2009	7	7
5.00%, 9/1/2009	54	54
9.00%, 9/1/2009	2	2
4.50%, 11/1/2009	95	96
4.50%, 12/1/2009	231	234
4.50%, 4/1/2010	144	146
4.50%, 9/1/2010	248	253
4.50%, 2/1/2011	101	102
4.50%, 4/1/2011	123	126
4.50%, 7/1/2011	138	140
4.50%, 11/1/2011	589	599
6.50%, 4/1/2015	7	7
6.50%, 12/1/2015	27	28
7.00%, 12/1/2022	160	170
7.50%, 12/1/2029	4	4
8.00%, 12/1/2011	1	1
5.99%, 12/ 1/2034 (c)	256	258
4.55%, 1/1/2035 (c)	347	351
5.86%, 6/1/2035 (c)	1,241	1,271
4.98%, 9/1/2035 (c)	411	417
5.00%, 9/1/2035 (c)	444	446
6.50%, 1/1/2037 (c)	681	703

		5,529

Federal National Mortgage Association (FNMA) (2.87%)
5.50%, 2/1/2009	102	104
5.50%, 5/1/2009	5	6
5.50%, 10/1/2009	66	67
4.50%, 12/1/2009	20	21
4.50%, 3/1/2010	184	188
4.00%, 5/1/2010	416	422
4.50%, 5/1/2010	66	67
4.00%, 6/1/2010	198	201
4.00%, 7/1/2010	312	317
4.00%, 8/1/2010	156	158
4.50%, 8/1/2011	331	336
8.50%, 5/1/2022	38	41
8.00%, 5/1/2027	7	7
6.00%, 7/1/2028	79	81
7.50%, 10/1/2029	20	21
6.29%, 12/1/2032 (c)	254	257
4.33%, 7/1/2034 (c)	599	604
6.02%, 7/1/2034 (c)	211	214
4.30%, 8/1/2034 (c)	353	357
4.36%, 9/1/2034 (c)	435	444
4.50%, 1/1/2035 (c)	493	498
6.28%, 1/1/2035 (c)	85	86
6.79%, 2/1/2035 (c)	88	89
4.55%, 4/1/2035 (c)	702	712
7.12%, 6/1/2035 (c)	125	128
4.95%, 10/1/2035 (c)	1,491	1,499
5.58%, 2/1/2037 (c)	676	688

		7,613

U.S. Treasury (12.68%)
4.88%, 1/31/2009 (f)	2,000	2,046
3.00%, 2/15/2009 (f)	13,000	13,123
4.88%, 8/15/2009 (f)	6,500	6,727
4.75%, 2/15/2010 (f)	3,000	3,134
3.88%, 5/15/2010 (f)	1,150	1,188
4.50%, 11/15/2010 (f)	500	527
4.50%, 4/30/2012 (f)	3,700	3,928
4.38%, 8/15/2012 (f)	1,350	1,433
4.25%, 8/15/2013 (f)	1,500	1,586

		33,692

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$46,834

SHORT TERM INVESTMENTS (0.39%)
Commercial Paper (0.39%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	17	17
Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	17	17
See accompanying notes

Schedule of Investments
Short-Term Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (continued)
Commercial Paper (continued)
Textron Inc
2.90%, 5/ 1/2008 (d)	$1,000	$1,000

		1,034

TOTAL SHORT TERM INVESTMENTS		$1,034

REPURCHASE AGREEMENTS (4.67%)
Finance — Investment Banker & Broker (4.67%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $12,533,000; 0.00% -7.625%; dated 05/12/08 - 03/14/36) (d)	$12,399	$12,398

TOTAL REPURCHASE AGREEMENTS		$12,398

Total Investments		$298,886
Liabilities in Excess of Other Assets, Net — (12.53)%		(33,278)

TOTAL NET ASSETS — 100.00%		$265,608

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $27,916 or 10.51% of net assets.

(b)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $5,655 or 2,13% of net assets.

(c)	Variable Rate

(d)	Security was purchased with the cash proceeds from securities loans.

(e)	Security or a portion of the security was pledged to cover margin requirements for swap agreements. At the end of the period, the value of these securities totaled $3 79 or 0.14% of net assets.

(f)	Security or a portion of the security was on loan at the end of the period.

(g)	Security purchased on a when-issued basis.

(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $197 or 0.07% of net assets.

(i)	This Senior Floating Rate Note will settle after April 30, 2008, at which time the interest rate will be determined.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$1,956
Unrealized Depreciation	(20,923)

Net Unrealized Appreciation (Depreciation)	(18,967)
Cost for federal income tax purposes	317,853
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX.NA.IG.10 Index and pay quarterly 1.55% to Deutsche Bank AG. Expires June 2013.	$4,500	$(82)

Buy protection for CDX.NA.IG.10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc. Expires June 2013.	7,700	(152)
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
US 2 Year Note; June 2008	115	$24,606	$24,459	$(147)

Sell:
U.S. 5 Year Note; June 2008	103	11,650	11,534	116

US 10 Year Note; June 2008	39	4,570	4,517	53
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	40.62%
Financial	22.49%
Asset Backed Securities	13.42%
Government	12.87%
Communications	5.29%
Consumer, Non-cyclical	4.22%
Utilities	3.21%
Industrial	3.19%
Energy	2.55%
Consumer, Cyclical	2.28%
Technology	1.31%
Basic Materials	0.90%
Diversified	0.18%
Liabilities in Excess of Other Assets, Net	(12.53%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	15.25%
Credit Default Swaps	0.09%
See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (79.51%)
Aerospace & Defense Equipment (0.40%)
United Technologies Corp
4.38%, 5/ 1/2010	$2,000	$2,024

Agricultural Operations (1.61%)
Cargill Inc
5.20%, 1/22/2013 (a)	8,250	8,236

Asset Backed Securities (0.18%)
Atlantic City Electric Transition Funding LLC
2.89%, 7/20/2011	940	936

Automobile Sequential (0.46%)
WFS Financial Owner Trust
3.93%, 2/17/2012	2,372	2,371

Casino Hotels (0.52%)
Harrah’s Operating Co Inc
5.50%, 7/ 1/2010	3,000	2,663

Chemicals — Diversified (1.20%)
PPG Industries Inc
5.75%, 3/15/2013	6,000	6,155

Commercial Services — Finance (0.98%)
Western Union Co/The
5.40%, 11/17/2011	5,000	4,998

Computers (0.49%)
Hewlett-Packard Co
4.50%, 3/ 1/2013	2,500	2,520

Consumer Products — Miscellaneous (1.16%)
Clorox Co
5.00%, 3/ 1/2013	6,000	5,926

Diversified Financial Services (0.59%)
General Electric Capital Corp
5.72%, 8/22/2011	5,000	5,043

Diversified Manufacturing Operations (0.49%)
Honeywell International Inc
4.25%, 3/ 1/2013	2,500	2,485

Electric — Integrated (2.50%)
Alabama Power Co
4.85%, 12/15/2012	2,500	2,529
Pacific Gas & Electric Co
3.60%, 3/ 1/2009	1,650	1,646
Texas-New Mexico Power Co
6.25%, 1/15/2009	2,750	2,778
Virginia Electric and Power Co
5.10%, 11/30/2012	5,750	5,846

		12,799

Federal & Federally Sponsored Credit (4.82%)
Federal Farm Credit Bank
3.45%, 1/11/2010	12,000	12,118
2.88%, 8/4/2010	12,500	12,506

		24,624

Fiduciary Banks (0.84%)
Bank of New York Mellon Corp/The
4.95%, 11/1/2012	4,250	4,314

Finance (0.02%)
Green Tree Financial Corp
7.70%, 9/15/2026	120	90

Finance — Commercial (0.50%)
Caterpillar Financial Services Corp
4.85%, 11/ 7/2012	2,500	2,532

Finance — Consumer Loans (2.39%)
John Deere Capital Corp
4.95%, 12/17/2012	8,250	8,379
SLM Corp
4.00%, 1/15/2009	4,000	3,865

		12,244

Finance — Investment Banker & Broker (0.49%)
Citigroup Inc
5.50%, 8/27/2012	2,500	2,504

Finance — Leasing Company (0.79%)
International Lease Finance Corp
6.38%, 3/25/2013	4,000	4,054

Finance — Mortgage Loan/Banker (13.87%)
Fannie Mae
4.00%, 9/2/2008	5,000	5,027
4.25%, 5/15/2009	8,250	8,380
4.75%, 11/19/2012 (b)	8,000	8,405
Federal Home Loan Bank System
5.25%, 8/5/2009	16,500	16,993
4.63%, 10/10/2012	8,000	8,371
Freddie Mac
5.00%, 1/16/2009	5,000	5,085
4.75%, 11/3/2009	12,000	12,322
4.13%, 7/12/2010	1,000	1,027
5.25%, 7/18/201 l(b)	5,000	5,308

		70,918

Finance — Other Services (0.99%)
SB Treasury Co LLC
9.40%, 12/29/2049 (a)(c)	5,000	5,036

Food — Miscellaneous/Diversified (1.40%)
Kellogg Co
5.13%, 12/3/2012	7,000	7,138
See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Gas — Distribution (0.32%)
Sempra Energy
4.75%, 5/15/2009	$1,650	$1,654

Industrial Gases (0.34%)
Air Products & Chemicals Inc
4.15%, 2/1/2013	1,750	1,721

Medical — Biomedical/Gene (1.07%)
Amgen Inc
4.00%, 11/18/2009	5,500	5,495

Medical — HMO (0.79%)
UnitedHealth Group Inc
4.88%, 2/15/2013	4,250	4,059

Medical — Wholesale Drug Distribution (0.79%)
Cardinal Health Inc
6.25%, 7/15/2008	4,000	4,021

Mortgage Backed Securities (18.74%)
Banc of America Funding Corp
5.00%, 6/25/2035 (c)	5,000	4,790
5.75%, 3/25/2036	4,665	4,437
Banc of America Mortgage Securities Inc
4.75%, 8/25/2033	4,000	3,918
Chase Mortgage Finance Corp
5.50%, 5/25/2035	3,237	3,225
Countrywide Home Loan Mortgage Pass
Through Certificates
5.50%, 10/25/2035	9,139	9,186
CS First Boston Mortgage Securities Corp
6.00%, 12/25/2033	1,557	1,419
Fannie Mae
5.00%, 11/25/2035	3,051	3,067
Freddie Mac
5.50%, 4/15/2027	9,465	9,664
4.25%, 6/15/2027	501	502
5.50%, 10/15/2027	8,115	8,291
6.00%, 9/15/2029	8,977	9,207
4.50%, 5/15/2030	5,000	4,992
6.00%, 6/15/2030	676	679
4.50%, 5/15/2032	1,133	1,130
Ginnie Mae
4.50%, 8/20/2032	1,465	1,452
GSR Mortgage Loan Trust
6.00%, 2/25/2035	2,442	2,374
6.00%, 6/25/2036	3,990	3,912
Lehman Mortgage Trust
5.75%, 4/25/2036	9,005	8,667
Residential Asset Securitization Trust
6.00%, 5/25/2036	4,376	4,192
Residential Funding Mortgage Securities
5.50%, 9/25/2036	5,000	4,842
Structured Asset Securities Corp
5.50%, 12/25/2033	6,000	5,830

		95,776

Multimedia (1.63%)
COX Enterprises Inc
4.38%, 5/ 1/2008 (a)	4,000	4,000
Walt Disney Co/The
4.70%, 12/ 1/2012	4,250	4,325

		8,325

Networking Products (0.86%)
Cisco Systems Inc
5.25%, 2/22/2011	4,250	4,392

Oil Company — Exploration & Production (1.82%)
Apache Corp
6.25%, 4/15/2012	8,750	9,316

Property & Casualty Insurance (0.87%)
Fidelity National Financial Inc
7.30%, 8/15/2011	4,250	4,438

Quarrying (0.84%)
Vulcan Materials Co
5.60%, 11/30/2012	4,250	4,281

Real Estate Operator & Developer (0.76%)
ERP Operating LP
5.50%, 10/ 1/2012	4,000	3,888

Regional Banks (1.60%)
Wells Fargo & Co
4.38%, 1/31/2013	8,250	8,161

Reinsurance (1.17%)
Berkshire Hathaway Finance Corp
3.38%, 10/15/2008	6,000	6,004

REITS — Healthcare (1.00%)
Nationwide Health Properties Inc
6.50%, 7/15/2011	5,000	5,121

REITS — Single Tenant (0.77%)
CPG Partners LP
3.50%, 3/15/2009	4,000	3,948

Retail — Discount (0.10%)
Target Corp
5.13%, 1/15/2013	500	508

Retail — Drug Store (0.29%)
CVS Caremark Corp
4.00%, 9/15/2009	1,500	1,490
See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Savings & Loans — Thrifts (0.21%)
Washington Mutual Bank/Henderson NV
5.50%, 1/15/2013	$1,200	$1,086

Steel — Producers (1.63%)
Nucor Corp
5.00%, 12/1/2012	8,300	8,354

Telephone — Integrated (2.82%)
AT&T Inc
4.95%, 1/15/2013	4,250	4,278
Koninklijke KPN NV
8.00%, 10/1/2010	9,500	10,155

		14,433

Television (0.56%)
Univision Communications Inc
7.85%, 7/15/2011	3,000	2,850

Textile — Home Furnishings (0.97%)
Mohawk Industries Inc
7.20%, 4/15/2012	4,750	4,938

Transport — Rail (1.62%)
Canadian National Railway Co
4.25%, 8/1/2009	8,250	8,273

Transport — Services (0.85%)
United Parcel Service Inc
4.50%, 1/15/2013	4,250	4,327

TOTAL BONDS		$406,469

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (16.07%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.16%)
9.50%, 8/1/2016	11	12
6.00%, 4/ 1/2017	266	274
6.00%, 5/1/2017	482	498
6.87%, 11/1/2021 (c)	33	34

		818

Federal National Mortgage Association (FNMA) (0.12%)
6.50%, 1/1/2012	129	134
6.50%, 1/ 1/2014	124	129
8.50%, 11/1/2017	21	23
6.73%, 1/1/2019 (c)	15	15
5.61%, 4/ 1/2019 (c)	8	8
10.00%, 5/1/2022	14	16
7.05%, 11/1/2022 (c)	4	4
6.36%, 11/1/2032 (c)	260	263
5.57%, 11/1/2035 (c)	34	34

		626

Government National Mortgage Association (GNMA) (0.04%)
11.00%, 2/15/2010	2	3
8.00%, 3/15/2012	4	4
11.00%, 10/15/2015	22	25
11.00%, 11/15/2015	7	8
11.00%, 11/15/2015	44	49
10.00%, 1/15/2019	83	94
10.00%, 2/15/2019	1	1
11.00%, 8/15/2020	10	11
9.00%, 4/20/2025	3	4

		199

U.S. Treasury (15.75%)
3.25%, 8/15/2008 (b)(d)	5,000	5,026
2.63%, 3/15/2009	6,000	6,042
4.88%, 5/15/2009 (b)	5,000	5,149
3.63%, 10/31/2009 (b)	25,000	25,539
3.13%, 11/30/2009 (b)	30,000	30,441
4.75%, 2/15/2010 (b)	3,000	3,134
3.88%, 10/31/2012 (b)	5,000	5,186

		80,517

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$82,160

REPURCHASE AGREEMENTS (21.06%)
Finance — Investment Banker & Broker (17.72%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $91,542,000; 0.00% — 7.625%; dated 05/12/08 —03/14/36) (e)	$90,560	$90,555

Money Center Banks (3.34%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $8,795,000; 2.19%; dated 01/23/09)	8,539	8,538
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $8,795,000; 0.00% — 5.36%; dated 05/16/08 —04/15/18)	8,539	8,539

		17,077

TOTAL REPURCHASE AGREEMENTS		$107,632

Total Investments		$596,261
Liabilities in Excess of Other Assets, Net — (16.64)%		(85,051)

TOTAL NET ASSETS — 100.00%		$511,210

See accompanying notes

Schedule of Investments
Short-Term Income Fund
April 30, 2008 (unaudited)

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $17,272 or 3.38% of net assets.

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Variable Rate

(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $241 or 0.05% of net assets.

(e)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$4,855
Unrealized Depreciation	(3,746)

Net Unrealized Appreciation (Depreciation)	1,109
Cost for federal income tax purposes	595,152
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Sell:
U.S. 5 Year Note; June 2008	200	$22,619	$22,397	$222
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Government	34.44%
Financial	34.43%
Mortgage Securities	19.06%
Consumer, Non-cyclical	7.80%
Communications	5.87%
Basic Materials	4.01%
Industrial	3.35%
Utilities	2.83%
Consumer, Cyclical	1.88%
Energy	1.82%
Asset Backed Securities	0.66%
Technology	0.49%
Liabilities in Excess of Other Assets, Net	(16.64%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	4.38%
See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.13%)
Advertising Services (0.34%)
inVentiv Health Inc (a)	31,926	$949

Aerospace & Defense (1.49%)
Esterline Technologies Corp (a)	38,269	2,130
Teledyne Technologies Inc (a)	20,637	1,212
TransDigm Group Inc (a)	23,010	874

		4,216

Aerospace & Defense Equipment (2.10%)
AAR Corp (a)	48,270	1,130
BE Aerospace Inc (a)	56,965	2,299
Moog Inc (a)	23,830	1,027
Triumph Group Inc	25,430	1,497

		5,953

Airlines (0.37%)
Allegiant Travel Co (a)(b)	22,342	609
Republic Airways Holdings Inc (a)	25,950	437

		1,046

Alternative Waste Tech (0.20%)
Calgon Carbon Corp (a)(b)	39,490	563

Apparel Manufacturers (0.14%)
G-III Apparel Group Ltd (a)	26,906	397

Applications Software (1.11%)
Progress Software Corp (a)	39,000	1,179
Quest Software Inc (a)	89,100	1,187
Verint Systems Inc (a)	38,828	774

		3,140

Auto/Truck Parts & Equipment — Original (0.29%)
American Axle & Manufacturing Holdings	40,640	818

Auto/Truck Parts & Equipment — Replacement (0.25%)
Aftermarket Technology Corp (a)	31,305	717

Beverages — Wine & Spirits (0.81%)
Central European Distribution Corp (a)(b)	37,690	2,296

Building & Construction — Miscellaneous (0.55%)
Layne Christensen Co (a)(b)	36,790	1,570

Building & Construction Products — Miscellaneous (0.45%)
Interline Brands Inc (a)(b)	65,920	1,276

Building Products — Cement & Aggregate (0.64%)
Texas Industries Inc (b)	23,316	1,805

Building Products — Doors & Windows (0.10%)
Apogee Enterprises Inc	12,345	275

Casino Services (0.24%)
Bally Technologies Inc (a)(b)	20,590	694

Chemicals — Diversified (1.17%)
FMC Corp	36,634	2,300
Rockwood Holdings Inc (a)	27,660	1,021

		3,321

Chemicals — Specialty (1.37%)
Arch Chemicals Inc	52,211	1,779
OM Group Inc (a)	38,266	2,095

		3,874

Commercial Banks (5.78%)
Bancfirst Corp	8,892	389
Bank of Hawaii Corp	35,482	1,945
Cathay General Bancorp	29,850	509
Central Pacific Financial Corp	49,658	912
City Bank/Lynnwood WA	18,906	343
City Holding Co	19,714	820
Columbia Banking System Inc	14,478	392
Community Bancorp/NV (a)(b)	17,969	199
Cullen/Frost Bankers Inc	35,742	1,995
East West Bancorp Inc	43,202	615
First Community Bancorp Inc/CA	6,625	142
First State Bancorporation/NM	15,621	145
Green Bankshares Inc	16,116	323
IBERIABANK Corp (b)	12,628	609
Pacific Capital Bancorp NA (b)	15,007	306
Pinnacle Financial Partners Inc (a)(b)	15,541	421
Preferred Bank/Los Angeles CA	29,638	347
Prosperity Bancshares Inc	36,197	1,121
S&T Bancorp Inc	17,920	611
Sterling Bancshares Inc/TX	56,510	587
Sterling Financial Corp/WA	54,758	669
SVB Financial Group (a)(b)	36,047	1,754
Texas Capital Bancshares Inc (a)	25,110	463
Trustmark Corp (b)	21,800	475
Vineyard National Bancorp — Warrants (a)(c) (d)(e)	2,369	—
Webster Financial Corp	10,960	285

		16,377

Commercial Services (0.29%)
Steiner Leisure Ltd (a)	24,500	811

Commercial Services — Finance (0.75%)
Morningstar Inc (a)(b)	17,471	1,013
Wright Express Corp (a)	33,985	1,121

		2,134

Computer Aided Design (1.20%)
Ansys Inc (a)	51,760	2,082
See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Computer Aided Design (continued)
Aspen Technology Inc (a)	96,216	$1,322

		3,404

Computer Services (1.28%)
Ciber Inc (a)	143,320	897
Manhattan Associates Inc (a)(b)	34,810	905
Ness Technologies Inc (a)	57,520	522
SYKES Enterprises Inc (a)	78,742	1,309

		3,633

Computer Software (0.69%)
Double-Take Software Inc (a)	36,350	541
Omniture Inc (a)	62,550	1,427

		1,968

Consulting Services (1.70%)
FTI Consulting Inc (a)(b)	23,410	1,498
Gartner Inc (a)	88,140	2,020
Huron Consulting Group Inc (a)	30,922	1,295

		4,813

Consumer Products — Miscellaneous (1.10%)
CSS Industries Inc	28,670	896
Jarden Corp (a)	12,040	257
Tupperware Brands Corp	50,080	1,973

		3,126

Cosmetics & Toiletries (0.50%)
Chattem Inc (a)(b)	20,310	1,419

Data Processing & Management (0.16%)
Commvault Systems Inc (a)	36,923	454

Diagnostic Equipment (0.56%)
Immucor Inc (a)	59,103	1,595

Diagnostic Kits (0.46%)
Meridian Bioscience Inc	48,551	1,307

Distribution & Wholesale (1.21%)
Fossil Inc (a)	40,120	1,436
Tech Data Corp (a)	22,200	746
United Stationers Inc (a)	28,477	1,256

		3,438

Diversified Manufacturing Operations (1.07%)
Ameron International Corp	5,520	545
Barnes Group Inc	40,180	1,048
Koppers Holdings Inc	29,873	1,447

		3,040

Diversified Operations & Commercial Services (0.17%)
Chemed Corp	14,330	489

Educational Software (0.23%)
Blackboard Inc (a)	18,480	638

Electric — Integrated (1.77%)
Allete Inc	59,320	2,478
Empire District Electric Co/The	45,360	945
Portland General Electric Co	66,898	1,605

		5,028

Electric Products — Miscellaneous (0.76%)
GrafTech International Ltd (a)	109,174	2,145

Electronic Components — Semiconductors (1.56%)
Advanced Analogic Technologies Inc (a)	56,230	389
Mellanox Technologies Ltd (a)	20,110	301
ON Semiconductor Corp (a)(b)	314,204	2,347
Zoran Corp (a)	104,740	1,379

		4,416

Electronic Design Automation (0.18%)
Magma Design Automation Inc (a)(b)	54,027	504

Electronic Measurement Instruments (0.56%)
Analogic Corp	27,760	1,599

Engineering — Research & Development Services (0.77%)
EMCOR Group Inc (a)	86,643	2,171

Enterprise Software & Services (2.18%)
Informatica Corp (a)	108,120	1,725
JDA Software Group Inc (a)	68,040	1,286
Omnicell Inc (a)	44,160	531
SYNNEX Corp (a)	56,200	1,342
Taleo Corp (a)	66,240	1,292

		6,176

Fiduciary Banks (0.03%)
Boston Private Financial Holdings Inc	9,107	85

Finance — Investment Banker & Broker (0.66%)
Investment Technology Group Inc (a)	28,589	1,380
Stifel Financial Corp (a)	10,270	485

		1,865

Finance — Leasing Company (0.42%)
Financial Federal Corp	46,292	1,081
Marlin Business Services Corp (a)	15,284	99

		1,180

Finance — Other Services (0.14%)
GFI Group Inc	32,720	384

Food — Miscellaneous Diversified (0.90%)
Ralcorp Holdings Inc (a)	41,890	2,557
See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Food—Retail (0.27%)
Ruddick Corp (b)	19,490	$754

Food — Wholesale & Distribution (0.77%)
Fresh Del Monte Produce Inc (a)	14,600	463
Spartan Stores Inc	82,830	1,729

		2,192

Footwear & Related Apparel (0.88%)
Skechers U.S.A. Inc (a)	33,080	783
Wolverine World Wide Inc	59,540	1,711

		2,494

Gas — Distribution (0.97%)
Northwest Natural Gas Co	42,080	1,888
South Jersey Industries Inc	23,298	851

		2,739

Hotels & Motels (0.18%)
Gaylord Entertainment Co (a)(b)	16,959	502

Independent Power Producer (0.14%)
Ormat Technologies Inc (b)	8,170	403

Instruments —Controls (0.64%)
Mettler Toledo International Inc (a)	19,028	1,813

Instruments —Scientific (0.70%)
Dionex Corp (a)(b)	9,060	709
Varian Inc (a)	25,141	1,280

		1,989

Internet Application Software (1.27%)
DealerTrack Holdings Inc (a)(b)	21,130	407
RealNetworks Inc (a)(b)	178,950	1,102
S1 Corp (a)	119,380	807
Vocus Inc (a)(b)	45,690	1,270

		3,586

Internet Infrastructure Software (0.47%)
TIBCO Software Inc (a)(b)	172,230	1,321

Internet Security (0.15%)
Blue Coat Systems Inc (a)	20,190	426

Intimate Apparel (0.73%)
Warnaco Group Inc/The (a)	44,940	2,074

Investment Companies (0.68%)
Ares Capital Corp (b)	138,334	1,557
Hercules Technology Growth Capital Inc	36,420	370

		1,927

Investment Management & Advisory Services (0.16%)
National Financial Partners Corp (b)	17,290	465

Lasers — Systems & Components (0.35%)
Excel Technology Inc (a)	19,320	456
Rofin-Sinar Technologies Inc (a)	13,940	531

		987

Leisure & Recreation Products (0.57%)
WMS Industries Inc (a)(b)	44,655	1,616

Life & Health Insurance (0.54%)
Delphi Financial Group Inc	56,484	1,538

Machinery — Construction & Mining (0.89%)
Astec Industries Inc (a)	28,430	1,042
Bucyrus International Inc	11,790	1,485

		2,527

Machinery — General Industry (1.86%)
Middleby Corp (a)(b)	22,980	1,442
Robbins & Myers Inc	47,000	1,873
Wabtec Corp	45,352	1,945

		5,260

Machinery Tools & Related Products (0.71%)
Kennametal Inc	58,140	2,022

Medical — Biomedical/Gene (1.54%)
Applera Corp — Celera Group (a)(b)	101,740	1,361
Exelixis Inc (a)(b)	66,460	506
Genomic Health Inc (a)(b)	25,650	552
Incyte Corp (a)(b)	106,390	1,154
Integra LifeSciences Holdings Corp (a)(b)	12,110	513
Third Wave Technologies Inc (a)	32,830	290

		4,376

Medical — Drugs (1.86%)
Cubist Pharmaceuticals Inc (a)(b)	60,232	1,166
Indevus Pharmaceuticals Inc (a)	148,140	713
Sciele Pharma Inc (a)(b)	58,820	1,133
Viropharma Inc (a)(b)	127,280	1,166
XenoPort Inc (a)(b)	17,720	758
Zymogenetics Inc (a)(b)	37,800	336

		5,272

Medical—Nursing Homes (0.25%)
Ensign Group Inc/The	29,106	280
Skilled Healthcare Group Inc (a)	35,540	430

		710

Medical — Outpatient & Home Medical Care (0.96%)
Amedisys Inc (a)	41,607	2,155
Res-Care Inc (a)	34,650	565

		2,720

Medical Imaging Systems (0.27%)
IRIS International Inc (a)	56,200	767
See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical Laboratory & Testing Service (1.04%)
Icon Plc ADR (a)	40,768	$2,935

Medical Products (0.79%)
Invacare Corp (b)	19,290	348
Zoll Medical Corp (a)	56,935	1,900

		2,248

Metal—Aluminum (0.24%)
Kaiser Aluminum Corp	9,800	673

Metal Processors & Fabrication (0.47%)
Dynamic Materials Corp (b)	12,164	572
Ladish Co Inc (a)(b)	24,820	746

		1,318

Miscellaneous Manufacturers (0.55%)
Aptargroup Inc	35,217	1,555

Multimedia (0.21%)
Belo Corp	59,320	599

Networking Products (1.16%)
Anixter International Inc (a)(b)	26,052	1,484
Polycom Inc (a)(b)	80,440	1,802

		3,286

Non — Ferrous Metals (0.44%)
RTI International Metals Inc (a)	30,610	1,261

Oil—Field Services (2.25%)
Global Industries Ltd (a)	17,700	283
Matrix Service Co (a)(b)	84,852	1,706
Newpark Resources (a)	51,630	283
Superior Energy Services (a)	45,854	2,035
W-H Energy Services Inc (a)	16,220	1,254
Willbros Group Inc (a)(b)	22,590	815

		6,376

Oil Company — Exploration & Production (4.24%)
Berry Petroleum Co	31,000	1,535
Mariner Energy Inc (a)	46,790	1,290
Penn Virginia Corp	47,740	2,506
Petroquest Energy Inc (a)(b)	91,414	1,900
Rosetta Resources Inc (a)	43,414	946
St Mary Land & Exploration Co	42,410	1,854
Whiting Petroleum Corp (a)	25,770	1,972

		12,003

Oil Field Machinery & Equipment (0.39%)
Dril-Quip Inc (a)	19,443	1,111

Oil Refining & Marketing (0.42%)
Holly Corp	28,728	1,192

Paper & Related Products (0.96%)
Buckeye Technologies Inc (a)	56,790	490
Rock-Tenn Co	65,610	2,226

		2,716

Patient Monitoring Equipment (0.15%)
Masimo Corp (a)	14,590	425

Pharmacy Services (0.42%)
HealthExtras Inc (a)(b)	41,760	1,178

Physician Practice Management (0.34%)
Pediatrix Medical Group Inc (a)	14,330	975

Printing—Commercial (0.53%)
Consolidated Graphics Inc (a)	26,023	1,514

Private Corrections (0.75%)
Cornell Cos Inc (a)	40,884	929
Geo Group Inc/The (a)(b)	44,796	1,185

		2,114

Property & Casualty Insurance (1.80%)
American Physicians Capital Inc	23,936	1,109
Amtrust Financial Services Inc	32,468	505
CNA Surety Corp (a)	23,670	313
National Interstate Corp (b)	11,498	262
Navigators Group Inc (a)	16,480	808
Selective Insurance Group	29,417	627
Tower Group Inc	41,920	985
United America Indemnity Ltd (a)	32,090	496

		5,105

Publishing — Newspapers (0.04%)
AH Belo Corp	11,864	116

Recreational Centers (0.60%)
Life Time Fitness Inc (a)(b)	46,410	1,687

Reinsurance (1.49%)
Argo Group International Holdings Ltd (a)(b)	16,930	607
Aspen Insurance Holdings Ltd	74,000	1,923
Max Capital Group Ltd	51,210	1,199
Validus Holdings Ltd	22,030	501

		4,230

REITS — Diversified (1.33%)
Entertainment Properties Trust	44,780	2,390
Investors Real Estate Trust (b)	37,090	378
Washington Real Estate Investment Trust	28,240	1,003

		3,771

REITS—Healthcare (0.81%)
Senior Housing Properties Trust	96,050	2,300
See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS—Hotels (0.97%)
Ashford Hospitality Trust Inc	97,960	$567
DiamondRock Hospitality Co	98,660	1,258
FelCor Lodging Trust Inc	72,380	911

		2,736

REITS — Mortgage (1.25%)
Anthracite Capital Inc (b)	57,090	445
Arbor Realty Trust Inc (b)	24,611	425
Gramercy Capital Corp/New York (b)	59,203	1,125
MFA Mortgage Investments Inc	220,530	1,542

		3,537

REITS — Office Property (0.72%)
BioMed Realty Trust Inc	78,182	2,033

REITS — Shopping Centers (0.69%)
Inland Real Estate Corp	46,230	747
Kite Realty Group Trust	22,840	310
Saul Centers Inc	8,440	421
Urstadt Biddle Properties Inc	28,609	483

		1,961

Research & Development (0.64%)
Parexel International Corp (a)	71,600	1,819

Resorts & Theme Parks (0.67%)
Vail Resorts Inc (a)(b)	39,085	1,909

Retail — Apparel & Shoe (2.26%)
Aeropostale Inc (a)	52,400	1,666
AnnTaylor Stores Corp (a)(b)	8,850	224
Brown Shoe Co Inc	50,000	834
Gymboree Corp (a)(b)	27,760	1,200
Phillips-Van Heusen Corp	37,070	1,565
Wet Seal Inc/The (a)(b)	266,955	926

		6,415

Retail—Appliances (0.12%)
Conn’s Inc (a)(b)	18,612	328

Retail—Automobile (0.13%)
Asbury Automotive Group Inc	21,480	358

Retail — Restaurants (0.58%)
Jack in the Box Inc (a)	35,470	949
Sonic Corp (a)(b)	31,050	683

		1,632

Retail — Sporting Goods (0.43%)
Hibbett Sports Inc (a)(b)	66,236	1,209

Rubber — Tires (0.44%)
Cooper Tire & Rubber Co	94,090	1,236

Savings & Loans — Thrifts (0.14%)
Flushing Financial Corp (b)	20,950	409

Schools (1.10%)
DeVry Inc	33,080	1,885
INVESTools Inc (a)(b)	105,240	1,220

		3,105

Seismic Data Collection (0.91%)
Dawson Geophysical Co (a)	10,099	731
ION Geophysical Corp (a)	115,147	1,834

		2,565

Semiconductor Component — Integrated Circuits (1.70%)
Emulex Corp (a)	114,126	1,494
Pericom Semiconductor Corp (a)	42,700	728
Power Integrations Inc (a)	45,800	1,428
Standard Microsystems Corp (a)	39,781	1,179

		4,829

Steel — Producers (0.54%)
Reliance Steel & Aluminum Co	25,342	1,540

Telecommunication Equipment (1.17%)
ADC Telecommunications Inc (a)	107,550	1,508
Comtech Telecommunications Corp (a)(b)	46,747	1,810

		3,318

Telecommunication Services (0.98%)
Consolidated Communications Holdings Inc	60,500	865
Premiere Global Services Inc (a)	132,470	1,924

		2,789

Telephone — Integrated (0.34%)
Alaska Communications Systems Group Inc (b)	86,089	962

Television (0.38%)
Lin TV Corp (a)	34,610	347
Sinclair Broadcast Group Inc	82,099	721

		1,068

Textile — Apparel (0.37%)
Perry Ellis International Inc (a)	45,930	1,049

Therapeutics (1.20%)
Alnylam Pharmaceuticals Inc (a)(b)	21,430	537
BioMarin Pharmaceutical Inc (a)(b)	43,410	1,583
Medarex Inc (a)(b)	107,674	772
Progenics Pharmaceuticals Inc (a)(b)	37,630	507

		3,399

Tobacco (0.19%)
Alliance One International Inc (a)	88,780	546
See accompanying notes

Schedule of Investments
SmallCap Blend Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Toys (0.56%)
Jakks Pacific Inc(a)(b)	67,862	$1,594

Transport — Services (0.49%)
HUB Group Inc (a)	42,470	1,388

Wire & Cable Products (0.21%)
Belden Inc	17,500	590

Wireless Equipment (0.24%)
Viasat Inc (a)	30,207	668

X-Ray Equipment (0.78%)
Hologic Inc (a)	76,060	2,220

TOTAL COMMON STOCKS		$278,046

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (2.02%)
Commercial Paper (2.02%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$2,864	$2,864

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	2,863	2,863

		5,727

TOTAL SHORT TERM INVESTMENTS		$5,727

REPURCHASE AGREEMENTS (13.29%)
Money Center Banks (13.29%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $38,098,000; 0.00%-5.50%; dated 05/09/08 - 04/18/19) (f)	$37,667	$37,665

TOTAL REPURCHASE AGREEMENTS		$37,665

Total Investments		$321,438
Liabilities in Excess of Other Assets, Net — (13.44)%		(38,083)

TOTAL NET ASSETS — 100.00%		$283,355

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(d)	Security is Illiquid

(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated these securities are not considered illiquid. At the end of the period, the value of these securities totaled $0 or 0.00% of net assets.

(f)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$39,343
Unrealized Depreciation	(32,885)

Net Unrealized Appreciation (Depreciation)	6,458
Cost for federal income tax purposes	314,980
All dollar amounts are shown in thousands (000’s)

Portfolio Summary (unaudited)
Sector	Percent

Financial	32.93%
Consumer, Non-cyclical	21.11%
Industrial	15.55%
Consumer, Cyclical	11.02%
Technology	10.29%
Energy	8.20%
Communications	6.74%
Basic Materials	4.72%
Utilities	2.88%
Liabilities in Excess of Other Assets, Net	(13.44%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (96.85%)
Advertising Services (0.73%)
inVentiv Health Inc (a)	75,403	$2,242

Aerospace & Defense (2.12%)
Esterline Technologies Corp (a)	47,766	2,659
Teledyne Technologies Inc (a)	29,905	1,756
TransDigm Group Inc (a)	53,953	2,049

		6,464

Aerospace & Defense Equipment (2.43%)
AAR Corp (a)(b)	96,558	2,259
BE Aerospace Inc (a)	67,240	2,714
Triumph Group Inc	41,543	2,446

		7,419

Airlines (0.40%)
Allegiant Travel Co (a)	44,387	1,210

Alternative Waste Tech (0.95%)
Darling International Inc (a)(b)	190,100	2,903

Apparel Manufacturers (0.69%)
G-III Apparel Group Ltd (a)	142,031	2,095

Batteries & Battery Systems (0.40%)
EnerSys (a)	52,000	1,217

Beverages — Wine & Spirits (0.88%)
Central European Distribution Corp (a)(b)	44,311	2,699

Broadcasting Services & Programming (0.21%)
World Wrestling Entertainment Inc	36,789	649

Building & Construction — Miscellaneous (0.35%)
Dycom Industries Inc (a)	74,042	1,065

Building Products — Cement & Aggregate (0.61%)
Texas Industries Inc (b)	24,007	1,858

Casino Services (0.46%)
Bally Technologies Inc (a)	42,000	1,415

Cellular Telecommunications (0.00%)
Syniverse Holdings Inc (a)	1	—

Chemicals — Specialty (0.42%)
Terra Industries Inc (a)	33,700	1,276

Commercial Banks (0.59%)
Cathay General Bancorp (b)	17,000	290
City Bank/Lynnwood WA	33,304	604
Preferred Bank/Los Angeles CA	29,919	350
United Community Banks Inc/GA (b)	41,225	566

		1,810

Commercial Services (0.59%)
Steiner Leisure Ltd (a)	54,405	1,800

Commercial Services — Finance (1.48%)
Morningstar Inc (a)(b)	34,502	2,000
Wright Express Corp (a)	76,108	2,512

		4,512

Computer Aided Design (1.63%)
Ansys Inc (a)	62,057	2,497
Aspen Technology Inc (a)	181,760	2,497

		4,994

Computer Graphics (0.13%)
Trident Microsystems Inc (a)	94,039	408

Computer Services (0.67%)
Syntel Inc	61,391	2,033

Computer Software (0.62%)
Omniture Inc (a)	82,831	1,890

Computers — Integrated Systems (0.84%)
Micros Systems Inc (a)	71,830	2,561

Consulting Services (2.58%)
FTI Consulting Inc (a)	39,706	2,541
Gartner Inc (a)(b)	119,983	2,750
Huron Consulting Group Inc (a)(b)	61,735	2,584

		7,875

Consumer Products — Miscellaneous (0.75%)
Tupperware Brands Corp	57,800	2,277

Cosmetics & Toiletries (0.62%)
Chattem Inc (a)(b)	27,317	1,909

Data Processing & Management (0.53%)
Commvault Systems Inc (a)	131,513	1,618

Decision Support Software (0.39%)
Interactive Intelligence Inc (a)	93,745	1,190

Diagnostic Equipment (0.76%)
Immucor Inc (a)	85,564	2,309

Diagnostic Kits (0.70%)
Meridian Bioscience Inc	78,943	2,126

Distribution & Wholesale (1.24%)
Fossil Inc (a)	61,000	2,183
LKQ Corp (a)(b)	73,292	1,595

		3,778

See accompanying notes

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (1.05%)
AZZ Inc (a)(b)	64,500	$1,721
Barnes Group Inc	56,899	1,484

		3,205

Diversified Operations & Commercial Services (0.46%)
Chemed Corp	40,879	1,394

Educational Software (0.58%)
Blackboard Inc (a)	51,000	1,762

Electronic Components — Semiconductors (2.06%)
Advanced Analogic Technologies Inc (a)(b)	243,600	1,686
Mellanox Technologies Ltd (a)	77,932	1,166
ON Semiconductor Corp (a)(b)	245,066	1,831
Zoran Corp (a)	121,278	1,596

		6,279

Electronic Design Automation (1.13%)
Ansoft Corp (a)	47,653	1,580
Magma Design Automation Inc (a)(b)	201,041	1,876

		3,456

Electronic Measurement Instruments (0.42%)
Itron Inc (a)(b)	13,931	1,297

E-Marketing & Information (0.32%)
Digital River Inc (a)	29,925	983

Engineering — Research & Development Services (0.68%)
EMCOR Group Inc (a)	82,900	2,077

Enterprise Software & Services (1.63%)
Informatica Corp (a)	131,069	2,092
Omnicell Inc (a)	107,748	1,295
Taleo Corp (a)	81,900	1,597

		4,984

E-Services — Consulting (0.20%)
Websense Inc (a)	31,000	603

Finance — Investment Banker & Broker (0.93%)
Investment Technology Group Inc (a)	46,200	2,230
Knight Capital Group Inc (a)	33,000	617

		2,847

Finance — Other Services (0.15%)
GFI Group Inc	38,460	452

Food — Retail (0.30%)
Ruddick Corp	23,300	902

Footwear & Related Apparel (0.65%)
Wolverine World Wide Inc	69,600	2,000

Hotels & Motels (0.44%)
Gaylord Entertainment Co (a)	44,917	1,330

Instruments — Scientific (0.82%)
Dionex Corp (a)	14,700	1,150
Varian Inc (a)	26,800	1,365

		2,515

Internet Application Software (1.20%)
DealerTrack Holdings Inc (a)	63,854	1,228
Vocus Inc (a)	88,115	2,449

		3,677

Internet Security (0.36%)
Blue Coat Systems Inc (a)	52,000	1,098

Intimate Apparel (0.82%)
Warnaco Group Inc/The (a)	54,145	2,498

Investment Companies (0.40%)
Ares Capital Corp	108,989	1,227

Lasers—Systems & Components (0.86%)
Rofin-Sinar Technologies Inc (a)	69,188	2,635

Leisure & Recreation Products (0.62%)
WMS Industries Inc (a)	52,216	1,890

Life & Health Insurance (0.29%)
Delphi Financial Group Inc	32,046	872

Machinery — Construction & Mining (1.10%)
Astec Industries Inc (a)	46,731	1,713
Bucyrus International Inc	13,006	1,638

		3,351

Machinery — General Industry (1.59%)
Middleby Corp (a)(b)	35,847	2,249
Wabtec Corp	60,630	2,600

		4,849

Medical — Biomedical/Gene (4.04%)
Applera Corp — Celera Group (a)	131,213	1,756
Exelixis Inc (a)	174,651	1,329
Genomic Health Inc (a)(b)	81,743	1,759
Incyte Corp (a)(b)	198,871	2,158
Integra LifeSciences Holdings Corp (a)(b)	51,727	2,192
Lifecell Corp (a)(b)	45,062	2,288
Third Wave Technologies Inc (a)	97,000	855

		12,337

Medical — Drugs (2.91%)
Array Biopharma Inc (a)(b)	158,220	984
Cubist Pharmaceuticals Inc (a)	95,571	1,850
Indevus Pharmaceuticals Inc (a)	265,836	1,279
See accompanying notes

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical—Drugs (continued)
Sciele Pharma Inc (a)(b)	92,471	$1,782
Viropharma Inc (a)(b)	197,184	1,806
XenoPort Inc (a)	28,100	1,202

		8,903

Medical — Nursing Homes (0.34%)
Skilled Healthcare Group Inc (a)(b)	85,800	1,038

Medical — Outpatient & Home Medical Care (1.38%)
Amedisys Inc (a)	59,366	3,075
LHC Group Inc (a)	73,739	1,150

		4,225

Medical Imaging Systems (0.33%)
IRIS International Inc (a)(b)	74,339	1,014

Medical Information Systems (0.78%)
Phase Forward Inc (a)	129,892	2,390

Medical Instruments (0.56%)
Arthrocare Corp (a)(b)	37,989	1,712

Medical Laboratory & Testing Service (1.05%)
Icon Plc ADR (a)	44,738	3,221

Medical Products (0.98%)
Zoll Medical Corp (a)	89,940	3,002

Metal — Aluminum (0.70%)
Kaiser Aluminum Corp	31,141	2,137

Metal Processors & Fabrication (2.60%)
Dynamic Materials Corp	42,850	2,015
Haynes International Inc (a)(b)	25,727	1,612
Ladish Co Inc (a)(b)	66,124	1,988
RBC Bearings Inc (a)	58,372	2,333

		7,948

Miscellaneous Manufacturers (0.38%)
Aptargroup Inc	26,000	1,148

Networking Products (1.63%)
Anixter International Inc (a)	36,826	2,098
Foundry Networks Inc (a)	64,510	821
Polycom Inc (a)	91,715	2,055

		4,974

Non—Ferrous Metals (0.35%)
RTI International Metals Inc (a)	26,184	1,079

Oil — Field Services (1.66%)
Matrix Service Co (a)	103,402	2,080
W-H Energy Services Inc (a)	38,728	2,993

		5,073

Oil Company — Exploration & Production (4.56%)
Arena Resources Inc (a)	59,100	2,654
PetroHawk Energy Corp (a)	100,300	2,371
Petroquest Energy Inc (a)	147,637	3,068
Rosetta Resources Inc (a)	125,511	2,735
St Mary Land & Exploration Co	71,097	3,108

		13,936

Oil Field Machinery & Equipment (0.87%)
Dril-Quip Inc (a)	46,728	2,671

Oil Refining & Marketing (0.36%)
Holly Corp	26,400	1,095

Pharmacy Services (0.58%)
HealthExtras Inc (a)	62,327	1,759

Physician Practice Management (0.67%)
Pediatrix Medical Group Inc (a)	30,180	2,053

Power Converter & Supply Equipment (0.44%)
Advanced Energy Industries Inc (a)	95,392	1,335

Precious Metals (0.32%)
Coeur d’Alene Mines Corp (a)(b)	315,780	969

Private Corrections (1.22%)
Cornell Cos Inc (a)	62,382	1,417
Geo Group Inc/The (a)	87,010	2,302

		3,719

Property & Casualty Insurance (0.54%)
Amtrust Financial Services Inc	81,635	1,269
Zenith National Insurance Corp	10,379	386

		1,655

Recreational Centers (0.85%)
Life Time Fitness Inc (a)(b)	71,619	2,603

Reinsurance (0.52%)
Validus Holdings Ltd	69,333	1,577

REITS — Apartments (0.46%)
Essex Property Trust Inc	11,691	1,391

REITS — Diversified (2.66%)
Digital Realty Trust Inc (b)	81,816	3,170
DuPont Fabros Technology Inc (b)	61,577	1,108
Entertainment Properties Trust	48,174	2,571
Washington Real Estate Investment Trust (b)	35,900	1,276

		8,125

REITS—Hotels (0.36%)
Sunstone Hotel Investors Inc	58,739	1,097
See accompanying notes

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
REITS—Office Property (0.46%)
Kilroy Realty Corp	26,834	$1,404

Research & Development (0.90%)
Parexel International Corp (a)	108,328	2,752

Retail — Apparel & Shoe (2.09%)
Aeropostale Inc (a)	56,120	1,784
Gymboree Corp (a)	47,399	2,049
Men’s Wearhouse Inc	48,386	1,288
Phillips-Van Heusen Corp	30,157	1,273

		6,394

Retail — Perfume & Cosmetics (0.39%)
Ulta Salon Cosmetics & Fragrance Inc (a)(b)	84,810	1,200

Retail — Restaurants (1.09%)
Jack in the Box Inc (a)	58,400	1,562
Red Robin Gourmet Burgers Inc (a)(b)	43,400	1,783

		3,345

Retail — Sporting Goods (0.46%)
Hibbett Sports Inc (a)(b)	77,534	1,416

Retail — Sunglasses (0.63%)
FGX International Holdings Ltd (a)	147,927	1,930

Schools (2.02%)
DeVry Inc	72,727	4,146
INVESTools Inc (a)(b)	175,350	2,032

		6,178

Seismic Data Collection (1.48%)
Dawson Geophysical Co (a)	24,207	1,751
ION Geophysical Corp (a)	174,775	2,784

		4,535

Semiconductor Component — Integrated Circuits (1.26%)
Emulex Corp (a)	117,445	1,537
Power Integrations Inc (a)	74,339	2,317

		3,854

Semiconductor Equipment (0.63%)
ATMI Inc (a)	64,929	1,911

Telecommunication Equipment (0.74%)
CommScope Inc (a)	47,777	2,272

Telecommunication Services (1.01%)
Cbeyond Inc (a)(b)	71,443	1,410
NTELOS Holdings Corp (b)	64,800	1,677

		3,087

Theaters (0.31%)
National CineMedia Inc	49,690	952

Therapeutics (1.62%)
BioMarin Pharmaceutical Inc (a)	60,060	2,190
Medarex Inc (a)	117,483	842
Progenics Pharmaceuticals Inc (a)(b)	58,541	788
Vivus Inc (a)(b)	199,600	1,132

		4,952

Toys (0.50%)
Jakks Pacific Inc (a)	64,800	1,522

Transport — Truck (0.29%)
Old Dominion Freight Line Inc (a)	29,000	890

Wire & Cable Products (1.17%)
Belden Inc	48,965	1,652
General Cable Corp (a)	28,755	1,927

		3,579

Wireless Equipment (0.90%)
EMS Technologies Inc (a)	30,571	791
Viasat Inc (a)	88,470	1,955

		2,746

X-Ray Equipment (0.97%)
Hologic Inc (a)	101,000	2,948

TOTAL COMMON STOCKS		$295,838

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (3.40%)
Commercial Paper (3.40%)
Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	$5,185	$5,185

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	5,185	5,185

		10,370

TOTAL SHORT TERM INVESTMENTS		$10,370

REPURCHASE AGREEMENTS (10.20%)
Finance — Investment Banker & Broker (10.20%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $31,510,000; 0.00%-7.625%; dated 05/12/08 - 03/14/36) (c)	$31,172	$31,170

TOTAL REPURCHASE AGREEMENTS		$31,170

Total Investments		$337,378
Liabilities in Excess of Other Assets, Net — (10.45)%		(31,911)

TOTAL NET ASSETS — 100.00%		$305,467

See accompanying notes

Schedule of Investments
SmallCap Growth Fund
April 30, 2008 (unaudited)

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$38,345
Unrealized Depreciation	(36,660)

Net Unrealized Appreciation (Depreciation)	1,685
Cost for federal income tax purposes	335,693
All dollar amounts are shown in thousand (000’s)

Portfolio Summary (unaudited)

Sector	Percent

Consumer, Non-cyclical	28.68%
Financial	20.95%
Industrial	18.25%
Technology	12.88%
Consumer, Cyclical	11.65%
Energy	8.94%
Communications	7.31%
Basic Materials	1.79%
Liabilities in Excess of Other Assets, Net	(10.45%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (99.20%)
Advanced Materials & Products (0.21%)
Ceradyne Inc (a)(b)	25,420	$990

Advertising Services (0.19%)
inVentiv Health Inc (b)	30,159	897

Aerospace & Defense (0.80%)
Cubic Corp	14,417	391
Esterline Technologies Corp (b)	27,354	1,523
Teledyne Technologies Inc (a)(b)	32,852	1,929

		3,843

Aerospace & Defense Equipment (1.66%)
AAR Corp (a)(b)	35,288	826
Curtiss-Wright Corp	41,596	1,975
GenCorp Inc (a)(b)	52,557	450
Kaman Corp	23,422	635
Moog Inc (b)	39,627	1,708
Orbital Sciences Corp (a)(b)	54,352	1,463
Triumph Group Inc (a)	15,542	915

		7,972

Agricultural Operations (0.16%)
Andersons Inc/The (a)	16,837	765

Airlines (0.22%)
Skywest Inc	56,440	1,074

Apparel Manufacturers (0.18%)
Maidenform Brands Inc (a)(b)	17,545	261
Oxford Industries Inc	12,989	361
Volcom Inc (b)	13,590	258

		880

Applications Software (0.34%)
EPIQ Systems Inc (a)(b)	28,888	446
Progress Software Corp (b)	39,140	1,183

		1,629

Athletic Equipment (0.02%)
Nautilus Inc (a)	29,353	106

Athletic Footwear (0.08%)
K-Swiss Inc	24,895	365

Audio & Video Products (0.11%)
Audiovox Corp (b)	17,008	186
Universal Electronics Inc (b)	13,552	348

		534

Auto — Truck Trailers (0.05%)
Wabash National Corp (a)	28,556	239

Auto Repair Centers (0.04%)
Midas Inc (b)	13,309	207

Auto/Truck Parts & Equipment — Original (0.15%)
Spartan Motors Inc (a)	30,344	285
Superior Industries International Inc (a)	21,552	438

		723

Auto/Truck Parts & Equipment — Replacement (0.11%)
Aftermarket Technology Corp (b)	20,626	472
Standard Motor Products Inc	11,139	68

		540

Batteries & Battery Systems (0.08%)
Greatbatch Inc (a)(b)	21,012	382

Brewery (0.09%)
Boston Beer Co Inc (b)	9,496	421

Building — Maintenance & Service (0.18%)
ABM Industries Inc	41,089	860

Building — Mobile Home & Manufactured Housing (0.36%)
Champion Enterprises Inc (a)(b)	72,134	744
Fleetwood Enterprises Inc (a)(b)	59,773	206
Monaco Coach Corp (a)	27,889	177
Skyline Corp	6,322	174
Winnebago Industries (a)	26,968	434

		1,735

Building — Residential & Commercial (0.22%)
M/I Homes Inc (a)	11,464	197
Meritage Homes Corp (a)(b)	28,178	534
Standard Pacific Corp (a)	60,406	306

		1,037

Building & Construction — Miscellaneous (0.09%)
Insituform Technologies Inc (a)(b)	25,554	432

Building & Construction Products — Miscellaneous (0.55%)
Drew Industries Inc (a)(b)	16,926	413
Gibraltar Industries Inc	27,802	291
NCI Building Systems Inc (a)(b)	18,357	443
Quanex Building Products Corp (a)	34,694	590
Simpson Manufacturing Co Inc (a)	34,759	917

		2,654

Building Products — Air & Heating (0.39%)
Lennox International Inc	56,335	1,867

Building Products — Cement & Aggregate (0.41%)
Texas Industries Inc (a)	25,441	1,969
See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Building Products — Doors & Windows (0.13%)
Apogee Enterprises Inc (a)	27,078	$604

Building Products — Wood (0.13%)
Universal Forest Products Inc (a)	17,602	611

Casino Hotels (0.04%)
Monarch Casino & Resort Inc (b)	13,140	174

Casino Services (0.03%)
Shuffle Master Inc (a)(b)	32,742	161

Chemicals — Diversified (0.04%)
Georgia Gulf Corp (a)	31,992	192

Chemicals — Plastics (0.25%)
PolyOne Corp (b)	86,657	640
Schulman A Inc	26,003	551

		1,191

Chemicals — Specialty (1.11%)
Arch Chemicals Inc	23,103	787
HB Fuller Co	49,174	1,135
NewMarket Corp	12,784	830
OM Group Inc (a)(b)	27,970	1,532
Omnova Solutions Inc (b)	39,645	135
Penford Corp	10,436	229
Quaker Chemical Corp	9,514	295
Tronox Inc — Class B	38,545	115
Zep lnc	19,895	295

		5,353

Circuit Boards (0.22%)
Park Electrochemical Corp	18,917	512
TTM Technologies Inc (a)(b)	39,429	525

		1,037

Coal (1.15%)
Massey Energy Co	74,875	3,918
Patriot Coal Corp (b)	24,717	1,633

		5,551

Coffee (0.06%)
Peet’s Coffee & Tea Inc (a)(b)	11,663	271

Collectibles (0.06%)
RC2 Corp (b)	16,695	309

Commercial Banks (5.45%)
Bank Mutual Corp (a)	45,213	506
Cascade Bancorp (a)	26,057	238
Central Pacific Financial Corp (a)	26,751	491
Columbia Banking System Inc	16,725	453
Community Bank System Inc (a)	27,572	703
Corus Bankshares Inc (a)	29,679	218
East West Bancorp Inc	58,737	836
First Bancorp/Puerto Rico (a)	70,560	726
First Commonwealth Financial Corp (a)	59,204	737
First Financial Bancorp	28,500	374
First Midwest Bancorp Inc/IL (a)	45,160	1,153
Frontier Financial Corp (a)	38,466	615
Glacier Bancorp Inc (a)	50,128	1,032
Hancock Holding Co (a)	22,462	927
Hanmi Financial Corp	35,838	250
Independent Bank Corp/MI (a)	18,539	148
Irwin Financial Corp (a)	17,472	102
Nara Bancorp Inc	20,262	266
National Penn Bancshares Inc	73,965	1,234
Old National Bancorp/IN (a)	61,753	1,057
PrivateBancorp Inc (a)	22,950	780
Prosperity Bancshares Inc	35,767	1,108
Provident Bankshares Corp (a)	29,419	377
Signature Bank/New York NY (a)(b)	27,624	729
South Financial Group Inc/The (a)	67,533	408
Sterling Bancorp/NY	16,575	272
Sterling Bancshares Inc/TX	68,111	708
Sterling Financial Corp/WA (a)	48,061	587
Susquehanna Bancshares Inc	79,953	1,590
Trustco Bank Corp NY (a)	70,256	613
UCBH Holdings Inc	97,151	707
UMB Financial Corp	33,441	1,660
Umpqua Holdings Corp (a)	55,864	824
United Bankshares Inc (a)	35,810	1,042
United Community Banks Inc/GA (a)	38,087	523
Whitney Holding Corp	60,234	1,410
Wilshire Bancorp Inc	16,326	134
Wintrust Financial Corp	21,904	695

		26,233

Commercial Services (0.81%)
Arbitron Inc	26,337	1,260
CPI Corp (a)	4,948	93
Healthcare Services Group	39,927	609
HMS Holdings Corp (b)	20,486	528
Live Nation Inc (a)(b)	69,708	961
Pre-Paid Legal Services Inc (a)(b)	7,863	344
Startek Inc (b)	10,554	100

		3,895

Commercial Services — Finance (0.58%)
Bankrate Inc (a)(b)	12,291	642
Coinstar Inc (b)	25,802	823
Rewards Network Inc (b)	24,977	121
Wright Express Corp (b)	36,523	1,205

		2,791

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Communications Software (0.12%)
Captaris Inc (b)	24,786	$120
Digi International Inc (a)(b)	23,898	197
Smith Micro Software Inc (a)(b)	28,111	242

		559

Computer Aided Design (0.61%)
Ansys Inc (b)	72,870	2,932

Computer Services (0.64%)
CACI International Inc (b)	27,985	1,403
Ciber lnc(b)	49,756	311
Manhattan Associates Inc (a)(b)	22,782	593
SI International Inc (b)	12,174	279
SYKES Enterprises Inc (b)	30,390	505

		3,091

Computer Software (0.40%)
Avid Technology Inc (a)(b)	30,014	626
Blackbaud Inc	41,904	984
Phoenix Technologies Ltd (b)	25,488	301

		1,911

Computers — Integrated Systems (0.97%)
Agilysys Inc	21,170	232
Catapult Communications Corp (b)	8,507	61
Mercury Computer Systems Inc (a)(b)	21,215	170
Micros Systems Inc (b)	76,265	2,719
MTS Systems Corp	16,394	564
Radiant Systems Inc (b)	25,033	338
Radisys Corp (a)(b)	20,881	197
Stratasys Inc (a)(b)	19,545	380

		4,661

Computers — Memory Devices (0.07%)
Hutchinson Technology Inc (a)(b)	24,550	347

Computers — Peripheral Equipment (0.17%)
Planar Systems Inc (a)(b)	16,515	38
Synaptics Inc (a)(b)	22,364	759

		797

Consulting Services (0.62%)
MAXIMUS Inc	17,206	652
Watson Wyatt Worldwide Inc	39,364	2,308

		2,960

Consumer Products — Miscellaneous (0.25%)
Central Garden and Pet Co — A Shares (a)(b)	66,781	335
Russ Berrie & Co Inc (b)	15,550	218
Spectrum Brands Inc (a)(b)	37,814	170
WD-40 Co	15,769	491

		1,214

Containers — Paper & Plastic (0.02%)
Chesapeake Corp (a)	18,615	82

Cosmetics & Toiletries (0.26%)
Chattem Inc (a)(b)	17,824	1,246

Decision Support Software (0.14%)
SPSS Inc (a)(b)	16,524	698

Diagnostic Equipment (0.36%)
Immucor Inc (b)	65,088	1,756

Diagnostic Kits (0.84%)
Idexx Laboratories Inc (b)	56,700	3,016
Meridian Bioscience Inc	37,283	1,004

		4,020

Disposable Medical Products (0.14%)
ICU Medical Inc (b)	11,387	286
Merit Medical Systems Inc (a)(b)	25,400	374

		660

Distribution & Wholesale (2.02%)
Brightpoint lnc(b)	47,819	438
Building Materials Holding Corp (a)	27,332	127
Fossil Inc (b)	42,914	1,536
LKQ Corp (a)(b)	106,349	2,314
Owens & Minor Inc	38,073	1,725
Pool Corp (a)	44,393	969
Scansource Inc (b)	24,136	603
United Stationers Inc (b)	21,746	959
Watsco Inc (a)	22,900	1,039

		9,710

Diversified Manufacturing Operations (1.11%)
Acuity Brands Inc	39,298	1,880
AO Smith Corp	20,128	623
Barnes Group Inc	42,308	1,103
EnPro Industries Inc (a)(b)	20,121	730
Griffon Corp (a)(b)	24,466	229
Lydall Inc (b)	15,338	179
Standex International Corp	11,616	245
Tredegar Corp (a)	20,012	327

		5,316

Diversified Minerals (0.13%)
AMCOL International Corp	20,699	615

Diversified Operations & Commercial Services (0.32%)
Chemed Corp	22,464	766
Viad Corp (a)	19,121	602
Volt Information Sciences Inc (b)	12,474	166

		1,534

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Drug Delivery Systems (0.04%)
Noven Pharmaceuticals Inc (a)(b)	22,839	$208

E-Commerce — Products (0.32%)
Blue Nile Inc (a)(b)	14,669	729
NutriSystem Inc (a)	31,256	628
Stamps.com Inc (a)(b)	15,123	207

		1,564

Electric — Integrated (1.40%)
Allete Inc	24,090	1,006
Avista Corp	49,315	1,012
Central Vermont Public Service Corp	9,558	223
CH Energy Group Inc	12,618	446
Cleco Corp	55,975	1,344
El Paso Electric Co (b)	42,000	948
UIL Holdings Corp	23,404	733
Unisource Energy Corp (a)	32,919	1,028

		6,740

Electric Products — Miscellaneous (0.16%)
Littelfuse Inc (b)	21,126	777

Electronic Components — Miscellaneous (1.04%)
Bel Fuse Inc	11,033	288
Benchmark Electronics Inc (b)	64,329	1,144
CTS Corp	31,381	353
Daktronics Inc (a)	31,397	464
Methode Electronics Inc	35,318	383
Plexus Corp (b)	43,219	1,041
Rogers Corp (a)(b)	16,664	532
Technitrol Inc	38,047	799

		5,004

Electronic Components — Semiconductors (1.06%)
Actel Corp (b)	24,647	407
Diodes Inc (a)(b)	29,922	809
DSP Group Inc (b)	27,949	367
Kopin Corp (b)	63,141	188
Microsemi Corp (a)(b)	72,739	1,782
Skyworks Solutions Inc (a)(b)	150,766	1,310
Supertex Inc (a)(b)	11,975	257

		5,120

Electronic Design Automation (0.10%)
Ansoft Corp (b)	14,751	489

Electronic Measurement Instruments (2.52%)
Analogic Corp	12,459	717
FARO Technologies Inc (a)(b)	15,499	546
Flir Systems Inc (a)(b)	127,673	4,383
Itron Inc (a)(b)	28,532	2,656
Keithley Instruments Inc	12,843	135
Trimble Navigation Ltd (b)	112,707	3,696

		12,133

Electronic Security Devices (0.04%)
LoJack Corp (b)	17,239	170

Energy — Alternate Sources (0.09%)
Headwaters Inc (a)(b)	39,066	447

Engineering — Research & Development Services (1.10%)
EMCOR Group Inc (b)	60,676	1,520
Shaw Group Inc/The (b)	76,020	3,757

		5,277

Engines — Internal Combustion (0.15%)
Briggs & Stratton Corp (a)	46,236	704

Enterprise Software & Services (1.18%)
Concur Technologies Inc (a)(b)	40,975	1,358
Epicor Software Corp (a)(b)	54,321	434
Informatica Corp (a)(b)	81,873	1,307
JDA Software Group Inc (b)	24,690	467
Mantech International Corp (b)	18,206	870
Omnicell Inc (a)(b)	32,078	385
SYNNEX Corp (b)	15,704	375
Tyler Technologies Inc (a)(b)	31,780	460

		5,656

Entertainment Software (0.66%)
Take-Two Interactive Software Inc (a)(b)	71,501	1,876
THQ Inc (b)	61,869	1,317

		3,193

Environmental Consulting & Engineering (0.24%)
Tetra Tech Inc (a)(b)	54,681	1,155

E-Services — Consulting (0.23%)
Perficient Inc (a)(b)	29,682	272
Websense Inc (a)(b)	42,263	822

		1,094

Fiduciary Banks (0.07%)
Boston Private Financial Holdings Inc	34,815	324

Filtration & Separation Products (0.42%)
Clarcor Inc	47,793	2,005

Finance — Consumer Loans (0.26%)
Portfolio Recovery Associates Inc (a)	14,105	621
World Acceptance Corp (a)(b)	15,749	620

		1,241

Finance — Investment Banker & Broker (0.88%)
Investment Technology Group Inc (b)	40,618	1,960
See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Finance — Investment Banker & Broker (continued)
LaBranche & Co Inc (a)(b)	50,336	$322
optionsXpress Holdings Inc	41,043	881
Piper Jaffray Cos (a)(b)	14,570	543
SWS Group Inc	20,643	271
TradeStation Group Inc (b)	26,697	249

		4,226

Finance — Leasing Company (0.11%)
Financial Federal Corp	23,690	553

Firearms & Ammunition (0.03%)
Sturm Ruger & Co Inc (a)(b)	19,337	145

Food — Baking (0.39%)
Flowers Foods Inc	72,787	1,884

Food — Canned (0.14%)
TreeHouse Foods Inc (b)	29,026	658

Food — Miscellaneous/Diversified (0.70%)
Hain Celestial Group Inc (a)(b)	37,292	920
J&J Snack Foods Corp	13,055	374
Lance Inc	29,034	609
Ralcorp Holdings Inc (b)	24,157	1,474

		3,377

Food — Retail (0.12%)
Great Atlantic & Pacific Tea Co (a)(b)	21,364	588

Food — Wholesale & Distribution (0.58%)
Nash Finch Co (a)	12,209	447
Performance Food Group Co (b)	33,098	1,107
Spartan Stores Inc	20,377	425
United Natural Foods Inc (a)(b)	40,092	794

		2,773

Footwear & Related Apparel (1.12%)
CROCS Inc (a)(b)	76,687	783
Deckers Outdoor Corp (a)(b)	12,098	1,670
Iconix Brand Group Inc (a)(b)	53,387	850
Skechers U.S.A. Inc (b)	30,290	716
Wolverine World Wide Inc	46,821	1,346

		5,365

Forestry (0.11%)
Deltic Timber Corp	9,801	517

Funeral Services & Related Items (0.23%)
Hillenbrand Inc	57,997	1,104

Gambling (Non-Hotel) (0.18%)
Pinnacle Entertainment Inc (a)(b)	55,754	865

Garden Products (0.31%)
Toro Co	34,849	1,477

Gas — Distribution (3.10%)
Atmos Energy Corp	83,680	2,316
Laclede Group Inc/The (a)	20,268	767
New Jersey Resources Corp	38,916	1,240
Northwest Natural Gas Co	24,565	1,102
Piedmont Natural Gas Co (a)	68,285	1,795
South Jersey Industries Inc	27,557	1,006
Southern Union Co	115,135	2,950
Southwest Gas Corp	40,040	1,156
UGICorp	99,307	2,582

		14,914

Home Furnishings (0.24%)
Bassett Furniture Industries Inc	10,982	131
Ethan Allen Interiors Inc (a)(c)	26,997	741
La-Z-Boy Inc(a)	47,829	305

		1,177

Hotels & Motels (0.07%)
Marcus Corp	19,770	328

Housewares (0.09%)
Libbey Inc	13,537	192
National Presto Industries Inc	4,388	238

		430

Human Resources (0.69%)
Administaff Inc	21,227	556
AMN Healthcare Services Inc (b)	28,007	408
CDI Corp (a)	12,672	345
Cross Country Healthcare Inc (b)	29,686	355
Gevity HR Inc	21,668	148
Heidrick & Struggles International Inc (a)	16,071	481
On Assignment Inc (a)(b)	32,954	232
Spherion Corp (a)(b)	51,970	257
TrueBlue Inc (a)(b)	40,790	519

		3,301

Identification Systems — Development (0.56%)
Brady Corp	50,532	1,715
Checkpoint Systems Inc (a)(b)	37,083	962

		2,677

Industrial Audio & Video Products (0.05%)
Sonic Solutions Inc (a)(b)	24,514	225

Industrial Automation & Robots (0.25%)
Cognex Corp	40,348	1,017
Gerber Scientific Inc (b)	22,017	204

		1,221

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Instruments — Controls (0.61%)
Photon Dynamics Inc (b)	16,503	$183
Watts Water Technologies Inc (a)	27,552	740
Woodward Governor Co	55,155	1,937
X-Rite Inc (b)	27,221	69

		2,929

Instruments — Scientific (0.43%)
Dionex Corp (b)	17,272	1,351
FEI Co (a)(b)	33,896	741

		2,092

Insurance Brokers (0.21%)
Hilb Rogal & Hobbs Co	34,190	989

Internet Application Software (0.35%)
Cybersource Corp (b)	64,024	1,162
DealerTrack Holdings Inc (b)	27,710	533

		1,695

Internet Connectivity Services (0.03%)
PC-Tel Inc (b)	20,418	168

Internet Content — Information & News (0.14%)
Infospace Inc (a)	31,965	386
Knot Inc/The (a)(b)	25,828	303

		689

Internet Security (0.23%)
Blue Coat Systems Inc (b)	35,536	750
Secure Computing Corp (a)(b)	53,304	353

		1,103

Internet Telephony (0.20%)
j2 Global Communications Inc (a)(b)	45,272	969

Lasers — Systems & Components (0.32%)
Cymer Inc (a)(b)	28,204	733
Electro Scientific Industries Inc (b)	25,942	425
Newport Corp (a)(b)	33,429	385

		1,543

Leisure & Recreation Products (0.31%)
Multimedia Games Inc (a)(b)	21,506	92
WMS Industries Inc (a)(b)	38,615	1,397

		1,489

Life & Health Insurance (0.30%)
Delphi Financial Group Inc	39,945	1,087
Presidential Life Corp (a)	20,068	341

		1,428

Linen Supply & Related Items (0.28%)
Angelica Corp	9,088	147
G&K Services Inc	18,554	585
Unifirst Corp/MA (a)	13,278	621

		1,353

Machinery — Construction & Mining (0.14%)
Astec Industries Inc (b)	17,839	654

Machinery — Electrical (0.51%)
Baldor Electric Co	42,781	1,386
Regal-Beloit Corp	29,160	1,082

		2,468

Machinery — Farm (0.24%)
Lindsay Corp (a)	11,011	1,146

Machinery — General Industry (1.15%)
Albany International Corp	24,495	889
Applied Industrial Technologies Inc	33,729	815
Gardner Denver Inc (b)	49,382	2,294
Intevac Inc (a)(b)	20,069	267
Robbins & Myers Inc	32,075	1,278

		5,543

Machinery — Material Handling (0.07%)
Cascade Corp	7,952	344

Medical — Biomedical/Gene (1.26%)
Arqule Inc (b)	32,120	124
Cambrex Corp	26,990	158
CryoLife Inc (a)(b)	23,128	246
Enzo Biochem Inc (a)(b)	29,105	238
Integra LifeSciences Holdings Corp (a)(b)	17,166	727
Lifecell Corp (a)(b)	28,617	1,453
Martek Biosciences Corp (a)(b)	30,570	1,078
Regeneron Pharmaceuticals Inc (a)(b)	58,043	1,139
Savient Pharmaceuticals Inc (a)(b)	40,855	892

		6,055

Medical — Drugs (0.63%)
Cubist Pharmaceuticals Inc (b)	52,296	1,012
PharMerica Corp (a)(b)	28,238	481
Salix Pharmaceuticals Ltd (a)(b)	44,269	311
Sciele Pharma Inc (a)(b)	33,758	651
Viropharma Inc (a)(b)	65,062	596

		3,051

Medical — Generic Drugs (0.21%)
Alpharma Inc (a)(b)	41,080	1,011

Medical — HMO (0.49%)
AMERIGROUP Corp (b)	49,754	1,293
Centene Corp (b)	40,616	746
Molina Healthcare Inc (a)(b)	13,229	329

		2,368

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Medical — Hospitals (0.05%)
Medcath Corp (a)(b)	12,672	$235

Medical — Outpatient & Home Medical Care (0.80%)
Air Methods Corp (b)	9,948	399
Amedisys Inc (a)(b)	24,624	1,276
Amsurg Corp (b)	29,187	745
Gentiva Health Services Inc (a)(b)	26,089	567
LHC Group Inc (a)(b)	13,403	209
Odyssey Healthcare Inc (b)	30,425	278
Res-Care Inc (b)	23,613	385

		3,859

Medical Information Systems (0.38%)
Allscripts Healthcare Solutions Inc (a)(b)	52,937	590
Phase Forward Inc (b)	39,342	724
Quality Systems Inc	16,308	524

		1,838

Medical Instruments (0.87%)
Abaxis Inc (a)(b)	20,161	514
Arthrocare Corp (a)(b)	24,730	1,114
Conmed Corp (b)	26,626	679
Datascope Corp	12,065	452
Kensey Nash Corp (a)(b)	11,094	324
SurModics Inc (a)(b)	14,278	635
Symmetry Medical Inc (b)	32,962	462

		4,180

Medical Laser Systems (0.10%)
Biolase Technology Inc (a)(b)	22,221	58
LCA-Vision Inc (a)	17,194	174
Palomar Medical Technologies Inc (a)(b)	17,058	240

		472

Medical Products (1.89%)
American Medical Systems Holdings Inc (a)(b)	67,388	950
Cooper Cos Inc/The (a)	41,848	1,465
Cyberonics Inc (a)(b)	20,891	330
Haemonetics Corp (b)	23,834	1,364
Invacare Corp (a)	29,800	538
Mentor Corp	31,383	918
Osteotech Inc (b)	16,489	83
PSS World Medical Inc (a)(b)	60,151	991
Vital Signs Inc	7,415	388
West Pharmaceutical Services Inc	29,880	1,402
Zoll Medical Corp (b)	19,285	644

		9,073

Metal — Aluminum (0.39%)
Century Aluminum Co (a)(b)	27,084	1,877

Metal Processors & Fabrication (0.51%)
Kaydon Corp	25,879	1,355
Mueller Industries Inc	34,505	1,117

		2,472

Metal Products — Distribution (0.12%)
AM Castle & Co	15,214	470
Lawson Products	3,884	99

		569

Multi-Line Insurance (0.14%)
United Fire & Casualty Co (a)	20,178	665

Multimedia (0.52%)
4Kids Entertainment Inc (b)	12,290	109
Factset Research Systems Inc (a)	39,482	2,370

		2,479

Networking Products (0.61%)
Adaptec Inc (b)(c)	112,484	314
Anixter International Inc (a)(b)	28,092	1,600
Black Box Corp	16,470	490
Netgear Inc (b)	32,862	533

		2,937

Non-Ferrous Metals (0.31%)
Brush Engineered Materials Inc (a)(b)	18,966	588
RTI International Metals Inc (b)	21,536	887

		1,475

Non-Hazardous Waste Disposal (0.42%)
Waste Connections Inc (b)	62,384	2,001

Office Furnishings — Original (0.14%)
Interface Inc	52,066	669

Office Supplies & Forms (0.02%)
Standard Register Co/The	11,758	111

Oil — Field Services (2.89%)
Basic Energy Services Inc (a)(b)	20,938	486
Helix Energy Solutions Group Inc (b)	85,276	2,946
Hornbeck Offshore Services Inc (a)(b)	21,489	1,072
Matrix Service Co (b)	24,808	499
Oceaneering International Inc (b)	51,235	3,422
SEACOR Holdings Inc (b)	21,009	1,788
Superior Well Services Inc (a)(b)	14,632	348
Tetra Technologies Inc (b)	69,260	1,126
W-H Energy Services Inc (a)(b)	28,699	2,218

		13,905

Oil & Gas Drilling (0.69%)
Atwood Oceanics Inc (b)	25,674	2,585
Pioneer Drilling Co (a)(b)	46,288	756

		3,341

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
Oil Company — Exploration & Production (3.64%)
Cabot Oil & Gas Corp	90,945	$5,181
Penn Virginia Corp	38,728	2,033
Petroleum Development Corp (b)	13,863	1,043
Petroquest Energy Inc (b)	40,263	837
St Mary Land & Exploration Co	58,623	2,563
Stone Energy Corp (a)(b)	26,322	1,604
Swift Energy Co (b)	28,132	1,467
Unit Corp (b)	43,852	2,785

		17,513

Oil Field Machinery & Equipment (0.97%)
CARBO Ceramics Inc	18,984	902
Dril-Quip Inc (b)	25,426	1,453
Gulf Island Fabrication Inc	10,182	403
Lufkin Industries Inc (a)	13,618	1,027
NATCO Group Inc (a)(b)	17,345	878

		4,663

Paper & Related Products (0.49%)
Buckeye Technologies Inc (b)	36,522	315
Neenah Paper Inc	13,908	319
Rock-Tenn Co	31,116	1,056
Schweitzer-Mauduit International Inc	14,411	319
Wausau Paper Corp	46,743	362

		2,371

Pharmacy Services (0.20%)
HealthExtras Inc (a)(b)	34,594	976

Physical Therapy & Rehabilitation Centers (0.06%)
RehabCare Group Inc (b)	16,778	285

Physician Practice Management (1.00%)
Healthways Inc (a)(b)	33,406	1,220
Matria Healthcare Inc (a)(b)	19,955	509
Pediatrix Medical Group Inc (b)	45,135	3,070

		4,799

Poultry (0.12%)
Sanderson Farms Inc	14,308	596

Power Converter & Supply Equipment (0.19%)
Advanced Energy Industries Inc (b)	33,270	465
C&D Technologies Inc (a)(b)	23,875	132
Magnetek Inc (b)	28,273	99
Vicor Corp	17,815	215

		911

Printing — Commercial (0.21%)
Bowne & Co Inc	24,472	407
Consolidated Graphics Inc (b)	10,297	599

		1,006

Property & Casualty Insurance (2.07%)
Infinity Property & Casualty Corp	15,070	584
LandAmerica Financial Group Inc (a)	14,281	410
Navigators Group Inc (b)	12,402	608
Philadelphia Consolidated Holding Co (b)	54,317	2,003
ProAssurance Corp (b)	29,957	1,583
RLI Corp	16,868	810
Safety Insurance Group Inc	15,056	540
SCPIE Holdings Inc (b)	7,310	203
Selective Insurance Group	50,111	1,068
Stewart Information Services Corp (a)	16,774	411
Tower Group Inc	18,762	441
Zenith National Insurance Corp	34,517	1,282

		9,943

Publicly Traded Investment Fund (2.31%)
iShares S&P SmallCap 600 Index Fund	178,150	11,129

Publishing — Newspapers (0.03%)
AH Belo Corp	16,357	159

Radio (0.02%)
Radio One Inc (b)	75,471	75

Real Estate Operator & Developer (0.17%)
Forestar Real Estate Group Inc (a)(b)	33,119	825

Recreational Vehicles (0.32%)
Arctic Cat Inc (a)	11,177	85
Polaris Industries Inc (a)	31,276	1,456

		1,541

REITS — Apartments (1.18%)
Essex Property Trust Inc	23,739	2,825
Home Properties Inc (a)	30,344	1,595
Mid-America Apartment Communities Inc	23,977	1,271

		5,691

REITS — Diversified (0.87%)
Colonial Properties Trust	43,992	1,066
Entertainment Properties Trust	28,063	1,498
Lexington Realty Trust (a)	57,044	821
PS Business Parks Inc	14,241	815

		4,200

REITS — Healthcare (0.70%)
LTC Properties Inc	18,870	514
Medical Properties Trust Inc (a)	60,093	730
Senior Housing Properties Trust	88,278	2,114

		3,358

REITS — Hotels (0.23%)
DiamondRock Hospitality Co	88,158	1,124
See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)
COMMON STOCKS (continued)
REITS — Office Property (0.81%)
BioMed Realty Trust Inc	66,317	$1,724
Kilroy Realty Corp	30,596	1,601
Parkway Properties Inc/MD (a)	14,161	562

		3,887

REITS — Regional Malls (0.19%)
Pennsylvania Real Estate Investment Trust (a)	36,561	921

REITS — Shopping Centers (0.66%)
Acadia Realty Trust	29,938	768
Inland Real Estate Corp	54,484	880
Kite Realty Group Trust	26,956	366
Tanger Factory Outlet Centers	29,152	1,176

		3,190

REITS — Single Tenant (0.32%)
National Retail Properties Inc	67,473	1,546

REITS — Storage (0.40%)
Extra Space Storage Inc	61,780	1,040
Sovran Self Storage Inc	20,247	905

		1,945

REITS — Warehouse & Industrial (0.22%)
EastGroup Properties Inc	22,143	1,056

Rental — Auto & Equipment (0.26%)
Aaron Rents Inc	49,870	1,242

Research & Development (0.47%)
Kendle International Inc (a)(b)	11,958	510
Parexel International Corp (b)	52,343	1,330
PharmaNet Development Group Inc (a)(b)	17,690	422

		2,262

Retail — Apparel & Shoe (1.87%)
Brown Shoe Co Inc	41,156	686
Cato Corp/The	27,343	443
Charlotte Russe Holding Inc (b)	19,431	309
Childrens Place Retail Stores Inc/The (a)(b)	21,914	509
Christopher & Banks Corp	33,092	392
Dress Barn Inc (a)(b)	42,018	566
Finish Line	44,925	295
Genesco Inc (a)(b)	21,205	470
Gymboree Corp (b)	26,662	1,152
HOT Topic Inc (b)	40,545	215
Jos A Bank Clothiers Inc (a)(b)	16,910	413
Men’s Wearhouse Inc	48,697	1,297
Quiksilver lnc (a)(b)	116,158	1,130
Stage Stores Inc	35,537	559
Stein Mart Inc (a)	24,025	128
Tween Brands Inc (b)	22,976	437

		9,001

Retail — Auto Parts (0.07%)
PEP Boys-Manny Moe & Jack (a)	38,624	345

Retail — Automobile (0.26%)
Group 1 Automotive Inc (a)	21,499	574
Lithia Motors Inc (a)	14,863	134
Sonic Automotive Inc	27,371	555

		1,263

Retail — Bedding (0.03%)
Select Comfort Corp (a)(b)	41,508	125

Retail — Computer Equipment (0.11%)
Insight Enterprises Inc (b)	45,325	547

Retail — Convenience Store (0.22%)
Casey’s General Stores Inc	47,171	1,044

Retail — Discount (0.12%)
Fred’s Inc	37,485	416
Tuesday Morning Corp (a)	28,002	152

		568

Retail — Drug Store (0.25%)
Longs Drug Stores Corp	29,476	1,181

Retail — Fabric Store (0.09%)
Jo-Ann Stores Inc (a)(b)	23,189	439

Retail — Gardening Products (0.22%)
Tractor Supply Co (b)	30,371	1,080

Retail — Home Furnishings (0.04%)
Haverty Furniture Cos Inc	20,309	185

Retail — Jewelry (0.25%)
Movado Group Inc	17,957	392
Zale Corp (a)(b)	39,763	824

		1,216

Retail — Leisure Products (0.04%)
MarineMax Inc (a)(b)	17,082	195

Retail — Office Supplies (0.10%)
School Specialty Inc (a)(b)	16,036	472

Retail — Pawn Shops (0.31%)
Cash America International Inc	27,172	1,108
First Cash Financial Services Inc (b)	25,435	378

		1,486

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Petroleum Products (0.14%)
World Fuel Services Corp	26,589	$653

Retail — Restaurants (2.23%)
Buffalo Wild Wings Inc (a)(b)	14,306	440
California Pizza Kitchen Inc (a)(b)	23,840	372
CEC Entertainment Inc (b)	24,782	922
CKE Restaurants Inc	50,867	533
Ihop Corp	13,979	652
Jack in the Box Inc (b)	55,414	1,482
Landry’s Restaurants Inc (a)	11,565	185
O’Charleys Inc	20,608	239
Panera Bread Co (a)(b)	28,018	1,464
Papa John’s International Inc (b)	19,321	522
PF Chang’s China Bistro Inc (a)(b)	22,487	698
Red Robin Gourmet Burgers Inc (a)(b)	15,641	642
Ruth’s Chris Steak House Inc (a)(b)	18,510	136
Sonic Corp (b)	56,563	1,244
Steak N Shake Co/The (a)(b)	26,505	209
Texas Roadhouse Inc (a)(b)	50,167	592
Triarc Cos Inc (a)	58,681	417

		10,749

Retail — Sporting Goods (0.32%)
Big 5 Sporting Goods Corp (a)	20,393	188
Cabela’s Inc (a)(b)	36,773	498
Hibbett Sports Inc (a)(b)	26,419	482
Zumiez Inc (a)(b)	16,726	350

		1,518

Retirement & Aged Care (0.19%)
Sunrise Senior Living Inc (a)(b)	41,669	894

Rubber & Plastic Products (0.07%)
Myers Industries Inc	26,178	329

Savings & Loans — Thrifts (0.51%)
Anchor Bancorp Wisconsin Inc	16,474	250
BankAtlantic Bancorp Inc	38,597	119
BankUnited Financial Corp (a)	29,186	115
Brookline Bancorp Inc	54,172	585
Dime Community Bancshares	23,342	436
Downey Financial Corp (a)	18,136	256
FirstFed Financial Corp (a)(b)	12,723	194
Flagstar Bancorp Inc (a)	34,199	209
Franklin Bank Corp/Houston TX (a)(b)	23,600	37
Guaranty Financial Group Inc (a)(b)	33,029	253

		2,454

Schools (0.05%)
Universal Technical Institute Inc (a)(b)	19,496	221

Schools — Day Care (0.24%)
Bright Horizons Family Solutions Inc (a)(b)	24,456	1,159

Seismic Data Collection (0.25%)
ION Geophysical Corp (a)(b)	76,944	1,226

Semiconductor Component — Integrated Circuits (0.39%)
Exar Corp (a)(b)	43,305	365
Micrel Inc	48,057	472
Pericom Semiconductor Corp (b)	24,365	415
Standard Microsystems Corp (b)	21,721	644

		1,896

Semiconductor Equipment (1.79%)
ATMI Inc (b)	30,868	909
Axcelis Technologies Inc (a)(b)	95,114	514
Brooks Automation Inc (a)(b)	60,988	632
Cabot Microelectronics Corp (a)(b)	22,041	750
Cohu Inc	21,447	373
Kulicke & Soffa Industries Inc (a)(b)	49,646	327
MKS Instruments Inc (b)	42,618	974
Photonics Inc (a)(b)	38,963	413
Rudolph Technologies Inc (a)(b)	28,367	288
Ultratech Inc (b)	21,740	310
Varian Semiconductor Equipment Associates Inc (b)	70,598	2,586
Veeco Instruments Inc (a)(b)	29,642	558

		8,634

Steel — Specialty (0.02%)
Material Sciences Corp (b)	11,549	92

Steel Pipe & Tube (0.33%)
Valmont Industries Inc	16,175	1,593

Storage & Warehousing (0.14%)
Mobile Mini Inc (a)(b)	32,205	684

Telecommunication Equipment (0.52%)
Applied Signal Technology Inc	11,710	134
Arris Group Inc (b)	125,854	1,019
Comtech Telecommunications Corp (a)(b)	22,524	872
Ditech Networks Inc (a)(b)	24,257	69
Network Equipment Technologies Inc (a)(b)	27,172	177
Symmetricom Inc (a)(b)	42,771	184
Tollgrade Communications Inc (b)	12,238	62

		2,517

Telecommunication Equipment — Fiber Optics (0.15%)
Harmonic Inc (b)	86,787	718

Telecommunication Services (0.16%)
Fairpoint Communications Inc	83,011	765
See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (0.05%)
General Communication Inc (a)(b)	42,041	$261

Textile — Apparel (0.05%)
Perry Ellis International Inc (b)	10,546	241

Therapeutics (0.03%)
Theragenics Corp (b)	30,949	132

Tobacco (0.11%)
Alliance One International Inc (b)	82,772	509

Toys (0.13%)
Jakks Pacific Inc (a)(b)	26,626	625

Transport — Marine (0.57%)
Kirby Corp (b)	49,978	2,741

Transport — Services (0.48%)
Bristow Group Inc (b)	22,234	1,173
HUB Group Inc (b)	35,009	1,144

		2,317

Transport — Truck (1.44%)
Arkansas Best Corp	23,409	924
Forward Air Corp	26,796	914
Heartland Express Inc (a)	52,774	816
Knight Transportation Inc (a)	53,625	911
Landstar System Inc	48,846	2,538
Old Dominion Freight Line Inc (a)(b)	26,359	809

		6,912

Veterinary Products (0.05%)
PetMed Express Inc (a)(b)	22,600	254

Vitamins & Nutrition Products (0.05%)
Mannatech Inc (a)	14,522	95
USANA Health Sciences Inc (a)(b)	7,804	152

		247

Water (0.12%)
American States Water Co	15,997	560

Web Portals (0.14%)
United Online Inc	63,154	674

Wire & Cable Products (0.29%)
Belden Inc	41,048	1,385

Wireless Equipment (0.17%)
Novatel Wireless Inc (a)(b)	30,471	272
Viasat Inc (b)	24,654	545

		817

TOTAL COMMON STOCKS		$477,092

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (18.86%)
Money Center Banks (18.86%)
Deutsche Bank Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $88,270,000; 0.00% - 5.50%; dated 05/09/08 - 04/18/19) (d)	$87,272	$87,267
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $1,764,000; 2.19%; dated 01/23/09)	1,713	1,713
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $1,764,000; 0.00% - 5.36%; dated 05/16/08 - 04/15/18)	1,713	1,713

		90,693

TOTAL REPURCHASE AGREEMENTS		$90,693

Total Investments		$567,785
Liabilities in Excess of Other Assets, Net — (18.06)%		(86,839)

TOTAL NET ASSETS — 100.00%		$480,946

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $371 or 0.08% of net assets.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$74,463
Unrealized Depreciation	(90,197)

Net Unrealized Appreciation (Depreciation)	(15,734)
Cost for federal income tax purposes	583,519
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
S&P SmallCap 600 eMini; June 2008	93	$3,222	$3,530	$308
All dollar amounts are shown in thousands (000’s)
See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
April 30, 2008 (unaudited)
Portfolio Summary (unaudited)

Sector	Percent

Financial	34.62%
Industrial	20.21%
Consumer, Non-cyclical	16.94%
Consumer, Cyclical	13.70%
Energy	9.70%
Technology	9.04%
Utilities	4.62%
Communications	4.07%
Basic Materials	2.85%
Funds	2.31%
Liabilities in Excess of Other Assets, Net	(18.06%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	0.73%
See accompanying notes

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (95.65%)
Advertising Services (0.55%)
inVentiv Health Inc (a)	92,870	$2,761

Aerospace & Defense (0.73%)
Esterline Technologies Corp (a)	66,250	3,687

Aerospace & Defense Equipment (2.11%)
BE Aerospace Inc (a)	84,710	3,419
Moog Inc (a)	80,900	3,487
Triumph Group Inc	63,610	3,745

		10,651

Agricultural Chemicals (0.42%)
CF Industries Holdings Inc	15,720	2,102

Airlines (0.53%)
Republic Airways Holdings Inc (a)	158,990	2,681

Apparel Manufacturers (0.49%)
G-III Apparel Group Ltd (a)	167,860	2,476

Applications Software (1.29%)
Progress Software Corp (a)	116,680	3,527
Quest Software Inc (a)	224,110	2,985

		6,512

Audio & Video Products (0.59%)
Harman International Industries Inc	72,750	2,973

Auto/Truck Parts & Equipment — Original (0.49%)
American Axle & Manufacturing Holdings	123,280	2,483

Auto/Truck Parts & Equipment — Replacement (0.51%)
Aftermarket Technology Corp (a)	112,407	2,575

Beverages — Wine & Spirits (0.55%)
Central European Distribution Corp (a)(b)	45,160	2,751

Broadcasting Services & Programming (0.45%)
World Wrestling Entertainment Inc (b)	127,840	2,256

Building — Mobile Home & Manufactured Housing (0.49%)
Champion Enterprises Inc (a)(b)	240,520	2,482

Chemicals — Diversified (1.55%)
FMC Corp	56,000	3,516
Rockwood Holdings Inc (a)(b)	116,040	4,283

		7,799

Chemicals — Specialty (1.70%)
Arch Chemicals Inc	82,170	2,800
HB Fuller Co	88,510	2,043
OM Group Inc (a)(b)	67,720	3,708

		8,551

Coal (0.71%)
Massey Energy Co	68,550	$3,587

Commercial Banks (8.26%)
Bancfirst Corp	142,790	6,244
City Holding Co	169,174	7,034
Community Trust Bancorp Inc	161,861	4,866
First Financial Bankshares Inc (b)	98,080	4,413
FirstMerit Corp	135,950	2,790
Integra Bank Corp (b)	269,600	3,939
Sterling Bancshares Inc/TX	675,780	7,021
Sterling Financial Corp/WA	177,745	2,170
SVB Financial Group (a)(b)	64,710	3,149

		41,626

Commercial Services (0.48%)
Steiner Leisure Ltd (a)(b)	73,530	2,433

Computer Services (0.66%)
Ness Technologies Inc (a)(b)	368,600	3,343

Consulting Services (0.40%)
FTI Consulting Inc (a)	31,720	2,030

Distribution & Wholesale (1.02%)
Fossil Inc (a)	91,300	3,267
LKQ Corp (a)(b)	84,920	1,848

		5,115

Diversified Manufacturing Operations (2.29%)
Ameron International Corp	27,710	2,738
AZZ Inc (a)(b)	78,310	2,089
Barnes Group Inc	113,200	2,952
Koppers Holdings Inc	77,440	3,751

		11,530

Diversified Operations & Commercial Services (0.39%)
Chemed Corp	58,120	1,982

Electric — Integrated (2.70%)
Empire District Electric Co/The (b)	143,980	2,999
Portland General Electric Co	171,632	4,119
UIL Holdings Corp	109,560	3,430
Westar Energy Inc	131,010	3,038

		13,586

Electric Products — Miscellaneous (0.88%)
GrafTech International Ltd (a)	224,640	4,414

Electronic Components — Miscellaneous (1.52%)
Daktronics Inc (b)	135,300	2,001
Methode Electronics Inc	205,470	2,227
Plexus Corp (a)	142,550	3,434

		7,662

See accompanying notes

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Electronic Design Automation (0.41%)
Magma Design Automation Inc (a)(b)	219,900	$2,052

Electronic Measurement Instruments (0.58%)
Analogic Corp	50,320	2,898

Engineering — Research & Development Services (0.79%)
EMCOR Group Inc (a)	159,800	4,005

Enterprise Software & Services (2.64%)
JDA Software Group Inc (a)	159,650	3,017
Lawson Software Inc (a)(b)	336,730	2,690
Mantech International Corp (a)	74,057	3,538
SYNNEXCorp(a)(b)	169,540	4,049

		13,294

Finance — Investment Banker & Broker (1.35%)
Investment Technology Group Inc (a)	60,550	2,922
Stifel Financial Corp (a)(b)	81,880	3,871

		6,793

Food — Miscellaneous/Diversified (0.67%)
Ralcorp Holdings Inc (a)(b)	55,570	3,392

Food — Wholesale & Distribution (0.97%)
Fresh Del Monte Produce Inc (a)	66,810	2,117
Spartan Stores Inc	133,560	2,789

		4,906

Gas — Distribution (2.09%)
Nicor Inc	82,640	2,902
Northwest Natural Gas Co	78,200	3,509
South Jersey Industries Inc	112,280	4,099

		10,510

Human Resources (0.54%)
Cross Country Healthcare Inc (a)(b)	225,920	2,702

Instruments — Scientific (0.68%)
Varian Inc (a)	67,480	3,437

Internet Application Software (0.67%)
RealNetworks Inc (a)(b)	548,030	3,376

Intimate Apparel (0.58%)
Warnaco Group Inc/The (a)	63,450	2,928

Lasers — Systems & Components (0.45%)
Rofin-Sinar Technologies Inc (a)(b)	59,880	2,280

Leisure & Recreation Products (0.59%)
WMS Industries Inc (a)(b)	81,995	2,967

Life & Health Insurance (1.47%)
FBL Financial Group Inc	84,470	2,339
Protective Life Corp	118,460	5,049

		7,388

Machinery — General Industry (0.70%)
Robbins & Myers Inc	88,110	3,512

Medical — Biomedical/Gene (1.65%)
Applera Corp — Celera Group (a)(b)	222,960	2,983
Incyte Corp (a)(b)	272,860	2,961
Lifecell Corp (a)(b)	46,320	2,352

		8,296

Medical — Drugs (1.16%)
Sciele Pharma Inc (a)(b)	129,420	2,494
Viropharma Inc (a)(b)	367,450	3,366

		5,860

Medical — Outpatient & Home Medical Care (0.43%)
LHC Group Inc (a)(b)	138,390	2,159

Medical Products (0.98%)
Zoll Medical Corp (a)(b)	147,900	4,937

Miscellaneous Manufacturers (0.68%)
Aptargroup Inc	78,020	3,445

Multi-Line Insurance (0.97%)
United Fire & Casualty Co	148,770	4,902

Multimedia (0.45%)
Belo Corp	225,710	2,280

Non-Hazardous Waste Disposal (0.58%)
Waste Connections Inc (a)	91,410	2,932

Oil — Field Services (2.57%)
Global Industries Ltd (a)	156,440	2,497
Hornbeck Offshore Services Inc (a)(b)	76,850	3,833
Newpark Resources (a)(b)	569,460	3,126
Oil States International Inc (a)	70,120	3,510

		12,966

Oil & Gas Drilling (0.54%)
Atwood Oceanics Inc (a)(b)	27,000	2,719

Oil Company — Exploration & Production (4.32%)
Berry Petroleum Co	67,180	3,327
Mariner Energy Inc (a)(b)	119,730	3,300
Penn Virginia Corp	74,370	3,904
Petroquest Energy Inc (a)(b)	170,070	3,534
St Mary Land & Exploration Co	91,440	3,998
Whiting Petroleum Corp (a)	48,200	3,688

		21,751

See accompanying notes

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Oil Refining & Marketing (0.50%)
Holly Corp	60,250	$2,499

Paper & Related Products (1.24%)
Rock-Tenn Co	110,710	3,756
Schweitzer-Mauduit International Inc	111,653	2,471

		6,227

Poultry (0.44%)
Pilgrim’s Pride Corp (b)	92,110	2,226

Printing — Commercial (0.57%)
Consolidated Graphics Inc (a)	49,539	2,882

Private Corrections (0.80%)
Cornell Cos Inc (a)(b)	176,860	4,018

Property & Casualty Insurance (5.53%)
American Physicians Capital Inc	132,435	6,138
Darwin Professional Underwriters Inc (a)(b)	194,245	4,808
First Mercury Financial Corp (a)(b)	153,874	2,431
Harleysville Group Inc	148,100	5,398
Navigators Group Inc (a)	115,060	5,638
United America Indemnity Ltd (a)	221,920	3,431

		27,844

Publicly Traded Investment Fund (0.59%)
iShares Russell 2000 Value Index Fund (b)	22,150	1,510
iShares S&P SmallCap 600 Index Fund (b)	22,100	1,484

		2,994

Publishing — Newspapers (0.09%)
AH Belo Corp	45,142	440

Reinsurance (1.57%)
Argo Group International Holdings Ltd (a)	115,326	4,131
IPC Holdings Ltd	130,320	3,794

		7,925

REITS — Apartments (0.61%)
Post Properties Inc	83,550	3,066

REITS — Diversified (1.23%)
Entertainment Properties Trust	116,233	6,202

REITS — Healthcare (1.65%)
Nationwide Health Properties Inc (b)	121,330	4,370
Senior Housing Properties Trust	164,340	3,936

		8,306

REITS — Mortgage (0.44%)
Gramercy Capital Corp/New York (b)	117,770	2,238

REITS — Office Property (0.73%)
Corporate Office Properties Trust	99,010	3,693
REITS — Regional Malls (0.77%)
Taubman Centers Inc	68,100	3,859

REITS — Shopping Centers (2.05%)
Inland Real Estate Corp	343,800	5,552
Urstadt Biddle Properties Inc	282,899	4,773

		10,325

REITS — Single Tenant (0.26%)
Realty Income Corp (b)	49,190	1,294

Retail — Apparel & Shoe (0.59%)
Dress Barn Inc (a)(b)	219,850	2,959

Retail — Automobile (0.55%)
Sonic Automotive Inc	137,770	2,795

Retail — Gardening Products (0.50%)
Tractor Supply Co (a)(b)	70,690	2,514

Retail — Restaurants (1.67%)
Buffalo Wild Wings Inc (a)(b)	93,510	2,875
Landry’s Restaurants Inc (b)	152,760	2,440
Red Robin Gourmet Burgers Inc (a)(b)	75,810	3,114

		8,429

Retail — Sporting Goods (0.57%)
Hibbett Sports Inc (a)(b)	157,630	2,878

Rubber —Tires (0.39%)
Cooper Tire & Rubber Co	150,870	1,982

Savings & Loans — Thrifts (0.67%)
Flushing Financial Corp	172,500	3,367

Semiconductor Component — Integrated Circuiits (1.84%)
Emulex Corp (a)	185,860	2,433
Pericom Semiconductor Corp (a)	211,020	3,596
Standard Microsystems Corp (a)	109,490	3,246

		9,275

Steel —Producers (0.87%)
Schnitzer Steel Industries Inc	49,940	4,395

Steel — Specialty (0.70%)
Universal Stainless & Alloy (a)	92,387	3,535

Telecommunication Equipment (0.89%)
ADC Telecommunications Inc (a)	177,290	2,486
Comtech Telecommunications Corp (a)(b)	51,525	1,995

		4,481

Telecommunication Equipment — Fiber Optics (0.31%)
Oplink Communications Inc (a)(b)	159,840	1,536
See accompanying notes

Schedule of Investments
SmallCap Value Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Telephone — Integrated (0.62%)
Alaska Communications Systems Group Inc (b)	280,910	$3,141

Television (0.48%)
Lin TV Corp(a)(b)	242,400	2,429

Textile — Apparel (0.59%)
Perry Ellis International Inc (a)	130,130	2,972

Toys (0.35%)
Jakks Pacific Inc (a)	74,310	1,746

Transport — Marine (0.75%)
Eagle Bulk Shipping Inc (b)	129,190	3,802

Transport — Services (0.67%)
HUB Group Inc (a)	102,560	3,353

Transport — Truck (0.58%)
Old Dominion Freight Line Inc (a)(b)	94,610	2,905

Wire & Cable Products (1.21%)
Belden Inc	66,840	2,255
Superior Essex Inc (a)	129,080	3,838

		6,093

Wireless Equipment (0.51%)
EMS Technologies Inc (a)	99,400	2,570

TOTAL COMMON STOCKS		$481,930

	Principal
	Amount	Value
	(000’s)	(000’s)

SHORT TERM INVESTMENTS (4.04%)
Commercial Paper (4.04%)
Investment in Joint Trading Account; General Electric Capital 2.25%, 5/ 1/2008	$10,189	$10,189
Investment in Joint Trading Account; Prudential Funding 2.00%, 5/ 1/2008	10,189	10,189

		20,378

TOTAL SHORT TERM INVESTMENTS		$20,378

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (13.48%)
Finance — Investment Banker & Broker (13.48%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $68,643,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (c)	$67,907	$67,903

TOTAL REPURCHASE AGREEMENTS		$67,903

Total Investments		$570,211
Liabilities in Excess of Other Assets, Net — (13.17)%		(66,337)

TOTAL NET ASSETS — 100.00%		$503,874

(a)	Non-Income Producing Security

(b)	Security or a portion of the security was on loan at the end of the period.

(c)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$41,040
Unrealized Depreciation	(54,205)

Net Unrealized Appreciation (Depreciation)	(13,165)
Cost for federal income tax purposes	583,376
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	45.07%
Industrial	15.20%
Consumer, Cyclical	10.51%
Consumer, Non-cyclical	10.04%
Energy	8.64%
Technology	6.84%
Basic Materials	6.47%
Communications	5.02%
Utilities	4.78%
Exchange Traded Funds	0.30%
Funds	0.30%
Liabilities in Excess of Other Assets, Net	(13.17%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (81.91%)
Agricultural Operations (0.27%)
Cargill Inc
4.07%, 1/21/2011 (a)(b)	$500	$498

Airlines (0.37%)
American Airlines Inc
7.69%, 5/23/2008 (c)	125	125
7.25%, 2/5/2009	250	247
Delta Air Lines Inc
6.62%, 3/18/2011	326	319

		691

Appliances (0.13%)
Whirlpool Corp
3.30%, 6/15/2009 (a)	250	250

Asset Backed Securities (5.40%)
Ameriquest Mortgage Securities Inc
3.59%, 7/25/2035 (a)	1,000	306
Caterpillar Financial Asset Trust
4.09%, 12/27/2010 (c)	250	249
Chase Funding Mortgage Loan Asset-Backed Certificates
3.34%, 5/25/2026	250	249
CNH Equipment Trust
3.57%, 9/15/2010 (a)	230	229
3.93%, 4/15/2011 (a)(c)	1,500	1,500
CNH Wholesale Master Note Trust
3.12%, 6/15/2011 (a)	336	313
Countrywide Asset-Backed Certificates
4.02%, 12/25/2032 (a)	277	223
4.28%, 12/25/2032 (a)	657	575
4.34%, 5/25/2033 (a)	169	109
3.89%, 6/25/2035 (a)	1,000	648
3.54%, 11/25/2035 (a)	1,000	230
3.56%, 12/25/2035 (a)	875	515
3.40%, 2/25/2037 (a)	500	89
3.80%, 11/25/2037 (a)	1,000	100
Fannie Mae Grantor Trust
5.41%, 9/26/2033 (a)	815	732
First Horizon Asset Backed Trust
3.03%, 10/25/2026 (a)	392	313
Ford Credit Floorplan Master Owner Trust
3.17%, 6/15/2011 (a)	450	430
JP Morgan Mortgage Acquisition Corp
2.98%, 3/25/2037 (a)	204	194
Lehman XS Trust
3.80%, 6/25/2046 (a)(c)	2,003	60
Long Beach Asset Holdings Corp
5.93%, 10/25/2046 (b)(c)(d)	599	—
Long Beach Mortgage Loan Trust
3.40%, 2/25/2035 (a)	1,000	865
Nomura Asset Acceptance Corp
3.12%, 1/25/2036 (a)(b)	663	451
Sail Net Interest Margin Notes
5.50%, 6/27/2035 (b)(d)	136	3
SLC Student Loan Trust
3.27%, 9/15/2013 (a)(c)	1,000	995
Structured Asset Investment Loan Trust
2.95%, 4/25/2036 (a)	4	4
Swift Master Auto Receivables Trust
2.82%, 6/15/2012 (a)	310	286
Volkswagen Credit Auto Master Trust
2.82%, 7/20/2010 (a)	150	150
Wells Fargo Home Equity Trust
2.99%, 3/25/2037 (a)	160	157

		9,975

Auto — Car & Light Trucks (0.54%)
Daimler Finance North America LLC
3.30%, 3/13/2009 (a)	1,000	990

Auto/Truck Parts & Equipment — Original (0.09%)
Tenneco Inc
10.25%, 7/15/2013	155	164

Automobile Sequential (2.58%)
Capital Auto Receivables Asset Trust
2.75%, 10/15/2009 (a)	567	567
3.50%, 1/15/2010 (a)(b)(c)	250	244
Capital One Auto Finance Trust
2.73%, 7/15/2011 (a)	451	434
CPS Auto Trust
5.44%, 11/15/2010 (b)(c)	675	673
Ford Credit Auto Owner Trust
4.38%, 1/15/2010 (a)	304	304
Honda Auto Receivables Owner Trust
2.90%, 2/15/2011 (a)	250	247
5.46%, 5/23/2011	750	762
Hyundai Auto Receivables Trust
3.12%, 1/17/2012 (a)	500	492
Nissan Auto Lease Trust
4.27%, 12/15/2010 (c)	500	500
Nissan Auto Receivables Owner Trust
3.22%, 5/17/2010 (a)	160	160
WFS Financial Owner Trust
3.93%, 2/17/2012	375	374

		4,757

Brewery (0.24%)
SABMiller PLC
3.00%, 7/ 1/2009 (a)(b)	450	451

Building Products — Cement & Aggregate (0.23%)
Martin Marietta Materials Inc
3.00%, 4/30/2010 (a)	435	422
See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Building Products — Wood (0.29%)
Masco Corp
3.20%, 3/12/2010 (a)	$585	$543

Cable TV (1.12%)
Comcast Corporation
3.01%, 7/14/2009 (a)	700	687
COX Communications Inc
3.88%, 10/1/2008	500	499
CSC Holdings Inc
7.25%, 7/15/2008	125	125
DirecTV Holdings LLC/DirecTV Financing Co
8.38%, 3/15/2013	500	514
EchoStar DBS Corp
5.75%, 10/1/2008	250	250

		2,075

Casino Hotels (0.14%)
Mandalay Resort Group
9.50%, 8/1/2008	250	253

Cellular Telecommunications (0.74%)
Rural Cellular Corp
8.25%, 3/15/2012	225	234
US Unwired Inc
10.00%, 6/15/2012 (e)	250	237
Vodafone Americas Asia Inc
6.65%, 5/1/2008	50	50
Vodafone Group PLC
3.14%, 6/15/2011 (a)	500	476
3.37%, 2/27/2012 (a)	400	378

		1,375

Chemicals — Diversified (0.17%)
Huntsman LLC
11.50%, 7/15/2012	300	321

Commercial Banks (1.28%)
Colonial Bank NA/Montgomery AL
8.00%, 3/15/2009	500	508
Glitnir Banki HF
2.87%, 10/15/2008 (a)(b)	250	248
HSBC America Capital Trust I
7.81%, 12/15/2026 (b)	750	755
M&I Marshall & Ilsley Bank
3.33%, 12/4/2012 (a)	500	444
VTB Capital SA
3.84%, 8/1/2008 (a)(b)	400	400

		2,355

Computer Services (0.05%)
Sungard Data Systems Inc
3.75%, 1/15/2009	100	98
Computers — Memory Devices (0.26%)
Seagate Technology HDD Holdings
3.54%, 10/1/2009 (a)	500	484

Containers — Metal & Glass (0.15%)
Owens-Illinois Inc
7.35%, 5/15/2008	275	275

Credit Card Asset Backed Securities (1.62%)
American Express Credit Account Master Trust
3.00%, 3/15/2012 (a)	850	828
Bank One Issuance Trust
2.91%, 6/15/2012 (a)	375	372
Cabela’s Master Credit Card Trust
3.57%, 12/16/2013 (a)(b)	500	487
Chase Issuance Trust
3.17%, 1/15/2012 (a)	500	497
Citibank Credit Card Issuance Trust
3.15%, 11/22/2010 (a)	330	329
Discover Card Master Trust I
2.96%, 5/15/2012 (a)	500	473

		2,986

Data Processing & Management (0.26%)
Fidelity National Information Services
4.75%, 9/15/2008	500	478

Diversified Manufacturing Operations (0.29%)
Tyco International Group SA
6.13%, 1/15/2009	525	529

Diversified Operations (0.21%)
Capmark Financial Group Inc
3.75%, 5/10/2010 (a)(b)	475	385

Drug Delivery Systems (0.26%)
Hospira Inc
3.18%, 3/30/2010 (a)	500	483

Electric — Generation (0.02%)
CE Casecnan Water & Energy
11.95%, 11/15/2010	40	42

Electric — Integrated (1.46%)
Entergy Gulf States Inc
3.74%, 12/8/2008 (a)(b)	200	200
3.48%, 12/1/2009 (a)(f)	405	397
Georgia Power Co
3.35%, 3/17/2010 (a)	500	493
Midamerican Energy Holdings Co
7.52%, 9/15/2008	300	304
Pepco Holdings Inc
3.70%, 6/1/2010 (a)	225	224
Public Service Electric & Gas Co
3.78%, 3/12/2010 (a)	500	494
See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)
Electric — Integrated (continued)
TECO Energy Inc
5.24%, 5/1/2010 (a)	$325	$327
Wisconsin Power & Light
5.70%, 10/15/2008	250	252

		2,691

Electronic Components — Miscellaneous (0.62%)
Koninklijke Philips Electronics NV
4.09%, 3/11/2011 (a)	1,000	996
Sanmina-SCI Corp
5.55%, 6/15/2010 (a)(b)	147	145

		1,141

Electronic Components — Semiconductors (0.15%)
National Semiconductor Corp
3.05%, 6/15/2010 (a)	300	277

Fiduciary Banks (0.27%)
Bank of New York Mellon Corp/The
3.49%, 2/5/2010 (a)(g)	500	497

Finance — Auto Loans (0.38%)
Ford Motor Credit Co LLC
5.46%, 1/13/2012 (a)	500	420
GMAC LLC
4.31%, 5/15/2009 (a)	300	274

		694

Finance — Commercial (0.68%)
Caterpillar Financial Services Corp
3.58%, 2/8/2010 (a)	750	746
CIT Group Inc
3.88%, 11/3/2008	325	312
3.32%, 2/13/2012 (a)	250	201

		1,259

Finance — Consumer Loans (0.27%)
John Deere Capital Corp
3.43%, 1/18/2011 (a)	500	499

Finance — Investment Banker & Broker (1.63%)
Bear Stearns Cos Inc/The
2.98%, 7/16/2009 (a)	360	347
3.28%, 11/28/2011 (a)	500	472
Goldman Sachs Group Inc/The
2.64%, 12/23/2008 (a)	400	398
Lehman Brothers Holdings Inc
2.94%, 11/24/2008 (a)	500	489
2.95%, 7/18/2011 (a)	250	226
Merrill Lynch & Co Inc
2.90%, 6/16/2008 (a)	250	250
3.24%, 6/5/2012 (a)	600	540
Morgan Stanley
2.99%, 1/15/2010 (a)(f)	300	291

		3,013

Finance — Leasing Company (0.40%)
International Lease Finance Corp
3.16%, 4/20/2009 (a)	750	740

Finance — Mortgage Loan/Banker (5.85%)
Countrywide Financial Corp
2.82%, 3/24/2009 (a)	725	682
Fannie Mae
4.50%, 10/15/2008 (e)	2,750	2,777
3.38%, 12/15/2008 (e)	2,000	2,011
Federal Home Loan Bank System
2.63%, 7/15/2008 (e)	2,665	2,666
Freddie Mac
3.88%, 6/15/2008	1,000	1,002
Residential Capital LLC
3.49%, 6/9/2008 (a)	250	233
6.18%, 5/22/2009 (a)	650	427
SLM Student Loan Trust
3.40%, 7/25/2013 (a)(c)	1,000	1,000

		10,798

Finance — Other Services (0.42%)
Edison Mission Energy Funding
7.33%, 9/15/2008 (b)	23	24
Mizuho JGB Investment LLC
9.87%, 12/29/2049 (a)(b)	750	752

		776

Food — Miscellaneous/Diversified (0.20%)
Kraft Foods Inc
3.60%, 8/11/2010 (a)	375	365

Food -Retail (0.34%)
Safeway Inc
3.00%, 3/27/2009 (a)	625	620

Home Equity — Other (2.02%)
Asset Backed Funding Corp NIM Trust
5.90%, 7/26/2035 (b)(d)	56	—
Countrywide Asset-Backed Certificates
4.93%, 5/25/2032 (a)	266	251
First NLC Trust
3.65%, 9/25/2035 (a)	1,000	349
GSAA Trust
5.69%, 4/25/2034	706	709
JP Morgan Mortgage Acquisition Corp NIM
5.80%, 4/25/2036 (b)(c)(d)	158	—
Mastr Asset Backed NIM Securities Trust
4.75%, 5/26/2035 (c)(d)	40	—
Mastr Asset Backed Securities Trust
3.54%, 10/25/2035 (a)	475	230
New Century Home Equity Loan Trust
3.59%, 7/25/2035 (a)	1,000	270
Option One Mortgage Loan Trust
3.57%, 8/25/2035 (a)	1,000	430
3.70%, 6/25/2037 (a)	1,000	98
See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)

Home Equity — Other (continued)

Residential Asset Securities Corp
4.03%, 4/25/2030	$24	$24
3.58%, 4/25/2035 (a)	1,000	660
3.65%, 7/25/2035 (a)	1,000	719

		3,740

Home Equity — Sequential (0.36%)

Argent Securities Inc
4.60%, 1/25/2034 (a)	342	335

BNC Mortgage Loan Trust
3.07%, 7/25/2037 (a)	455	332

Merrill Lynch Mortgage Investors NIM Trust
4.50%, 1/25/2035 (b)(c)(d)(g)	1,313	—

		667

Investment Companies (0.53%)

Xstrata Finance Dubai Ltd
3.42%, 11/13/2009 (a)(b)	1,000	973

Life & Health Insurance (0.13%)

Unum Group
5.86%, 5/15/2009	230	234

Machinery — Farm (0.18%)

Case New Holland Inc
6.00%, 6/1/2009	325	329

Medical — Drugs (0.27%)

Angiotech Pharmaceuticals Inc
6.83%, 12/1/2013 (a)	225	198

Elan Finance PLC/Elan Finance Corp
7.20%, 12/1/2013 (a)	325	297

		495

Medical — Wholesale Drug Distribution (0.13%)

Cardinal Health Inc
2.96%, 10/2/2009 (a)	250	244

Metal Processors & Fabrication (0.14%)

Timken Co
5.75%, 2/15/2010	250	256

Mortgage Backed Securities (37.75%)

ACT Depositor Corp
3.02%, 9/22/2041 (a)(b)	375	262

American Home Mortgage Assets
7.32%, 11/25/2035 (a)(c)	291	221

American Home Mortgage Investment Trust
4.47%, 9/25/2045 (a)	454	307

Banc of America Alternative Loan Trust
3.30%, 6/25/2036 (a)	1,560	1,513

Banc of America Commercial Mortgage Inc
7.33%, 11/15/2031	397	407
1.18%, 11/10/2038 (a)	12,825	245
0.39%, 7/10/2042	65,658	584
0.85%, 7/10/2042 (a)	22,820	364
0.12%, 7/10/2043 (a)(b)	6,189	62
0.33%, 9/10/2045	121,064	939
0.22%, 10/10/2045	17,550	62
5.31%, 10/10/2045 (a)	250	249
0.60%, 7/10/2046 (a)	7,592	131

Banc of America Mortgage Securities Inc
4.09%, 3/25/2034 (a)	388	367
6.10%, 8/25/2034 (a)	396	381

Bank of America-First Union NB Commercial Mortgage
2.01%, 4/11/2037 (a)(b)	9,400	89

Bear Stearns Adjustable Rate Mortgage Trust
6.50%, 4/25/2034 (a)	127	124

Bear Stearns Alt-A Trust
6.58%, 5/25/2035 (a)	289	246
3.54%, 7/25/2035 (a)	1,000	538
3.54%, 8/25/2035 (a)	1,002	347

Bear Stearns Mortgage Funding Trust
3.11%, 7/25/2036 (a)	1,085	869

Chase Mortgage Finance Corp
5.80%, 3/25/2037 (a)	622	341
5.02%, 7/25/2037 (a)	292	280

Citicorp Mortgage Securities Inc
5.50%, 12/25/2033	1,121	1,105

Citigroup Commercial Mortgage Trust
0.62%, 5/15/2043 (b)	34,737	502
0.72%, 10/15/2049 (a)	25,262	551

Citigroup/Deutsche Bank Commercial Mortgage Trust
0.63%, 10/15/2048 (a)	11,372	217
0.56%, 12/11/2049 (a)(b)	15,474	327

Countrywide Alternative Loan Trust
3.99%, 10/25/2034 (a)	625	462
3.94%, 2/25/2035 (a)	1,000	895
3.75%, 7/25/2035 (a)	984	333
5.43%, 8/25/2035 (a)	2,277	1,855
3.31%, 12/25/2035 (a)	1,473	1,032
3.25%, 5/25/2036 (a)	1,039	931
3.30%, 5/25/2036 (a)	1,651	1,620
6.00%, 5/25/2036	408	407
3.11%, 3/20/2046 (a)	1,211	820

Countrywide Alternative Loan Trust NIM
6.50%, 1/25/2036 (b)	185	174

Countrywide Asset-Backed Certificates
6.00%, 11/8/2036 (b)(d)	491	—

Countrywide Home Loan Mortgage Pass Through Certificates
5.50%, 7/25/2033	1,239	1,221
4.98%, 7/25/2034 (a)	730	734
See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)

Mortgage Backed Securities (continued)

Countrywide Home Loan Mortgage Pass Through Certificates (continued)
3.20%, 3/25/2035 (a)	$288	$250
5.53%, 3/20/2036 (a)	522	490

CS First Boston Mortgage Securities Corp
0.77%, 7/15/2036 (a)(b)	5,771	82
0.48%, 8/15/2036 (a)(b)	5,946	59
0.57%, 11/15/2036 (a)(b)	10,596	381
0.84%, 1/15/2037 (a)(b)	5,105	118
0.83%, 7/15/2037 (b)	25,095	476

Deutsche ALT-A Securities NIM Trust
6.50%, 2/25/2047 (a)(b)(c)	138	137

Downey Savings & Loan Association Mortgage Loan Trust
3.06%, 4/19/2047 (a)	1,525	978

DSLA NIM Corp
6.41%, 3/19/2037 (a)(b)(c)	27	27

First Republic Mortgage Loan Trust
3.02%, 8/15/2032 (a)	260	235

First Union National Bank Commercial Mortgage Securities Inc
7.84%, 5/17/2032	242	253
1.14%, 1/12/2043 (a)(b)	26,288	561

First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust
6.56%, 11/18/2035	6	6

Freddie Mac
3.12%, 7/15/2023 (a)	849	838
6.00%, 3/15/2026	551	561
6.00%, 6/15/2031	583	588

G-Force LLC
3.20%, 12/25/2039 (a)	1,000	937

Ginnie Mae
1.65%, 10/16/2012 (a)	8,174	256
4.51%, 10/16/2028 (a)	445	446
3.96%, 6/16/2031	1,131	1,119
1.11%, 2/16/2047 (a)	9,491	503
0.85%, 3/16/2047 (a)	3,577	199

GMAC Commercial Mortgage Securities Inc
0.92%, 5/10/2043 (a)	15,107	253

Greenwich Capital Commercial Funding Corp
0.26%, 4/10/2037 (b)	26,955	106
0.97%, 8/10/2042 (a)(b)	54,452	1,010
0.48%, 12/10/2049 (a)(b)	17,525	261

GS Mortgage Securities Corp II
0.87%, 7/10/2039 (a)(b)	7,066	152

GSC Capital Corp Mortgage Trust
3.16%, 2/25/2036 (a)	242	170

GSR Mortgage Loan Trust
4.77%, 9/25/2035 (a)	678	634

Heller Financial Commercial Mortgage Asset Corp
8.18%, 1/17/2034 (a)	600	630

Homebanc Mortgage Trust
3.57%, 7/25/2035 (a)	1,000	730
3.22%, 10/25/2035 (a)	2,058	1,416
3.23%, 1/25/2036 (a)	1,873	1,420

Impac CMB Trust
5.15%, 9/25/2034 (a)	129	89
3.88%, 10/25/2034 (a)	684	523
4.44%, 10/25/2034 (a)	317	162
3.63%, 11/25/2034 (a)	88	74
3.66%, 1/25/2035 (a)	33	26
3.21%, 4/25/2035 (a)	855	553
3.40%, 8/25/2035 (a)	158	90
3.44%, 8/25/2035 (a)	175	95

Impac Secured Assets CMN Owner Trust
3.30%, 11/25/2034 (a)	83	63

Indymac Index Mortgage Loan Trust
6.84%, 3/25/2035 (a)	496	463
5.62%, 5/25/2035 (a)	664	394
5.71%, 6/25/2035 (a)	1,171	1,014
0.80%, 7/25/2035 (a)	21,086	83

JP Morgan Alternative Loan Trust
5.50%, 5/25/2036	155	155
5.40%, 12/25/2036	270	259

JP Morgan Chase Commercial Mortgage Securities
0.71%, 10/12/2035 (a)(b)	30,368	914
6.04%, 11/15/2035	567	576
0.39%, 7/12/2037 (b)	75,541	417
0.76%, 10/12/2037 (a)(b)	6,311	232
0.70%, 7/15/2042 (a)	22,635	354
5.30%, 5/15/2047 (a)	300	297
0.49%, 2/12/2051 (a)	41,641	582

JP Morgan Mortgage Trust
4.89%, 4/25/2035 (a)	356	351
6.04%, 10/25/2036 (a)	319	314

LB-UBS Commercial Mortgage Trust
1.26%, 7/15/2035 (b)	18,924	252
1.22%, 2/15/2037 (a)(b)	16,091	329
0.93%, 7/15/2040 (a)	22,229	492

Lehman XS Trust
3.26%, 5/25/2046 (a)	1,500	652
3.43%, 5/25/2046 (a)(c)	1,415	262

Mastr Seasoned Securities Trust
7.03%, 10/25/2032 (a)	135	126

Merrill Lynch Mortgage Investors Inc
3.25%, 8/25/2036 (a)	1,072	543

Merrill Lynch Mortgage Trust
5.80%, 5/12/2039 (a)	275	277
0.73%, 5/12/2043	10,366	211

Merrill Lynch/Countrywide Commercial Mortgage Trust
0.11%, 7/12/2046 (a)(b)	13,176	176
See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)

Mortgage Backed Securities (continued)

Merrill Lynch/Countrywide Commercial Mortgage Trust (continued)
0.10%, 12/12/2049 (a)(b)	$38,762	$471
0.84%, 12/12/2049 (a)	24,912	674

MLCC Mortgage Investors Inc
3.39%, 7/25/2029 (a)	865	835

Morgan Stanley Capital I
1.19%, 1/13/2041 (a)(b)	20,955	551
3.27%, 8/25/2046 (a)(c)	1,000	570
3.40%, 12/20/2046 (a)(b)	200	93

Residential Funding Mortgage Securities
3.49%, 7/25/2036 (a)	1,854	1,748

Structured Adjustable Rate Mortgage Loan Trust
3.59%, 8/25/2034 (a)	714	314

Structured Asset Mortgage Investments I
3.48%, 8/25/2035 (a)	885	495
7.21%, 8/25/2035 (a)	218	224
3.21%, 2/25/2036 (a)	858	537
3.12%, 5/25/2036 (a)	713	553
6.10%, 5/25/2036 (a)	607	477
3.58%, 5/25/2045 (a)	787	563

Structured Asset Mortgage Investments Inc
6.36%, 5/25/2036 (a)	212	201

Structured Asset Securities Corp
4.79%, 11/25/2035 (a)	542	443

Wachovia Bank Commercial Mortgage Trust
0.41%, 6/15/2035 (b)	9,221	246
0.60%, 10/15/2041 (a)(b)	2,123	25
0.43%, 3/15/2042 (a)(b)	3,016	26
0.80%, 5/15/2044 (a)(b)	19,711	362
6.05%, 2/15/2051 (a)	300	302

WaMu Commercial Mortgage Securities Trust
3.83%, 1/25/2035 (b)	390	383

WaMu Mortgage Pass Through Certificates
3.53%, 12/25/2027 (a)	1,173	831
4.92%, 8/25/2035 (a)	500	493
4.84%, 9/25/2035 (a)	610	598
5.94%, 9/25/2036 (a)	1,347	1,337
5.48%, 4/25/2044 (a)	514	407
3.57%, 7/25/2045 (a)	815	447
3.14%, 11/25/2045 (a)	90	84
3.44%, 1/25/2046 (a)	997	501
4.92%, 11/25/2046 (a)	1,505	785
4.85%, 5/25/2047 (a)	1,897	1,453

Washington Mutual Alternative Mortgage
5.07%, 7/25/2046 (a)	1,685	1,357

Wells Fargo Mortgage Backed Securities
5.24%, 4/25/2036 (a)	1,636	1,515

		69,697

Mortgage Securities (0.26%)

Residential Accredit Loans Inc
3.40%, 2/25/2036 (a)	665	480

Multimedia (0.58%)

Time Warner Inc
3.30%, 11/13/2009 (a)	500	482

Viacom Inc
3.15%, 6/16/2009 (a)	600	592

		1,074

Office Automation & Equipment (0.35%)

Xerox Corp
3.51%, 12/18/2009 (a)	650	639

Oil — Field Services (0.31%)

BJ Services Co
3.25%, 6/1/2008 (a)	580	580

Oil Company — Exploration & Production (0.67%)

Anadarko Petroleum Corp
3.20%, 9/15/2009 (a)	400	393

Pemex Project Funding Master Trust
4.51%, 10/15/2009 (a)(b)	500	499
4.10%, 6/15/2010 (a)(b)	350	349

		1,241

Pipelines (0.14%)

Williams Cos Inc
4.70%, 10/1/2010 (a)(b)	250	256

Property & Casualty Insurance (0.14%)
WR Berkley Corp
9.88%, 5/15/2008	267	267

Quarrying (0.16%)

Vulcan Materials Co
4.05%, 12/15/2010 (a)	300	297

Regional Banks (1.58%)

BAC Capital Trust XIII
3.20%, 3/15/2043 (a)	250	184

Capital One Financial Corp
3.27%, 9/10/2009 (a)	250	228

First Union Institutional Capital I
8.04%, 12/1/2026	400	398

Fleet Capital Trust II
7.92%, 12/11/2026	577	599

NB Capital Trust
7.83%, 12/15/2026	750	733

US Bancorp
3.51%, 2/4/2010 (a)(g)	270	270

Wells Fargo & Co
3.34%, 1/29/2010 (a)	500	498

		2,910

See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

BONDS (continued)

Reinsurance (0.27%)

Berkshire Hathaway Finance Corp
3.02%, 1/11/2011 (a)(b)	$500	$499

REITS — Diversified (0.53%)

iStar Financial Inc
3.46%, 3/16/2009 (a)	375	346
3.14%, 9/15/2009 (a)	400	358
3.34%, 3/9/2010 (a)	300	267

		971

REITS — Healthcare (0.44%)

HCP Inc
3.25%, 9/15/2008 (a)	825	811

REITS — Office Property (0.25%)

HRPT Properties Trust
3.40%, 3/16/2011 (a)	500	457

REITS — Warehouse & Industrial (0.26%)

Prologis
3.34%, 8/24/2009 (a)	500	481

Rental — Auto & Equipment (0.54%)

Erac USA Finance Co
3.15%, 4/30/2009 (a)(b)	500	498
3.34%, 8/28/2009 (a)(b)	500	502

		1,000

Retail — Drug Store (0.24%)

CVS Caremark Corp
3.38%, 6/1/2010 (a)	450	437

Retail — Regional Department Store (0.25%)

JC Penney Corp Inc
7.38%, 8/15/2008	220	221

Macys Retail Holdings Inc
4.80%, 7/15/2009	250	246

		467

Retail — Restaurants (0.24%)

Yum! Brands Inc
7.65%, 5/15/2008	450	451

Rubber —Tires (0.14%)

Goodyear Tire & Rubber Co/The
8.66%, 12/1/2009 (a)	250	250

Satellite Telecommunications (0.12%)

Intelsat Subsidiary Holding Co Ltd
8.25%, 1/15/2013 (a)	225	227

Savings & Loans — Thrifts (0.37%)

Greenpoint Financial Corp
3.20%, 6/6/2008	250	249

Washington Mutual Inc
2.90%, 3/22/2012 (a)	500	428

		677

Special Purpose Entity (0.73%)

Allstate Life Global Funding II
3.69%, 2/26/2010 (a)	750	743

Rockies Express Pipeline LLC
4.25%, 8/20/2009 (a)(b)	200	200

Williams Cos Inc Credit Linked Certificates
6.49%, 5/1/2009 (a)(b)	400	404

		1,347

Steel — Producers (0.29%)

Ispat Inland ULC
9.75%, 4/1/2014	500	533

Supranational Bank (0.27%)

Corp Andina de Fomento
3.31%, 6/13/2008 (a)(c)	500	500

Telecommunication Services (0.24%)

Qwest Corp
5.63%, 11/15/2008	170	170

Telcordia Technologies Inc
6.46%, 7/15/2012 (a)(b)	325	270

		440

Telephone — Integrated (1.28%)

AT&T Inc
3.20%, 2/5/2010 (a)	250	249

Sprint Nextel Corp
3.07%, 6/28/2010 (a)	275	238

Telecom Italia Capital SA
3.72%, 2/1/2011 (a)	160	148
3.34%, 7/18/2011 (a)	600	554

Telefonica Emisiones SAU
2.84%, 6/19/2009 (a)	1,000	989
3.44%, 2/4/2013 (a)(g)(h)	200	185

		2,363

Tobacco (0.18%)

Reynolds American Inc
3.50%, 6/15/2011 (a)	350	333

Transport — Marine (0.07%)

Overseas Shipholding Group Inc
8.25%, 3/15/2013	125	130

Transport — Rail (0.12%)

CSX Corp
4.88%, 11/1/2009	225	225

TOTAL BONDS		$151,228

See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

SENIOR FLOATING RATE INTERESTS (1.17%)

Applications Software (0.21%)
Metavante Corp, Term Loan B
6.70%, 11/1/2014 (a)	$400	$381

Auto/Truck Parts & Equipment — Replacement (0.13%)
Allison Transmission Inc, Term Loan B
5.75%, 8/7/2014 (a)	249	233

Cellular Telecommunications (0.15%)
Alltel Holdings Corp, Term Loan B
5.93%, 5/31/2015 (a)	299	275

Electric — Integrated (0.14%)
Texas Competitive Electric Holdings
Company, Term Loan B2
8.40%, 10/29/2014 (a)	74	71

Texas Competitive Electric Holdings Company, Term Loan B3
8.40%, 10/10/2014 (a)	199	190

		261

Publishing — Periodicals (0.12%)
Dex Media East LLC, Term Loan B
7.02%, 10/17/2014 (a)	245	224

Racetracks (0.16%)
Penn National Gaming Inc, Term Loan B
4.45%, 10/3/2012 (a)	300	291

Retail — Building Products (0.17%)
HD Supply Inc, Term Loan B
3.89%, 8/30/2012 (a)	318	315
Satellite Telecommunications (0.09%)
Telesat Canada Inc, Term Loan B
8.09%, 9/1/2014 (a)	185	174
Telesat Canada Inc, Term Loan DD
6.26%, 10/31/2014 (a)	4	4

		178

TOTAL SENIOR FLOATING RATE INTERESTS		$2,158

U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS (11.50%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.39%)
7.19%, 7/1/2033 (a)	186	187
7.20%, 10/1/2033 (a)	79	79
5.99%, 12/1/2034 (a)	456	459

		725

Federal National Mortgage Association (FNMA) (7.82%)

6.45%, 2/1/2021 (a)	546	550
6.47%, 6/1/2032 (a)	504	509
6.77%, 6/1/2032 (a)	196	199
7.23%, 8/1/2032 (a)	429	441
7.11%, 9/1/2032 (a)	586	598

3.97%, 5/1/2033 (a)	755	755
4.26%, 6/1/2033 (a)	506	516
6.11%, 10/1/2033 (a)	243	245
7.23%, 10/1/2033 (a)	144	147
7.08%, 1/1/2034 (a)	279	280
6.68%, 2/1/2034 (a)	179	181
5.32%, 3/1/2034 (a)	707	709
5.48%, 3/1/2034 (a)	507	509
6.35%, 3/1/2034 (a)	350	355
5.17%, 4/1/2034 (a)	372	374
6.52%, 7/1/2034 (a)	856	864
5.72%, 12/1/2034 (a)	402	406
6.11%, 12/1/2034 (a)	640	643
6.28%, 1/1/2035 (a)	64	65
6.32%, 2/1/2035 (a)	669	683
6.47%, 2/1/2035 (a)	431	438
6.79%, 2/1/2035 (a)	79	79
4.38%, 5/1/2035 (a)	547	553
4.88%, 6/1/2035 (a)	474	478
4.77%, 7/1/2035 (a)	1,716	1,729
5.20%, 7/1/2035 (a)	1,170	1,191
4.51%, 9/1/2035 (a)	758	764
6.65%, 1/1/2036 (a)	182	184

		14,445

U.S. Treasury (3.29%)
4.13%, 8/15/2008(e)	2,000	2,015
4.75%, 11/15/2008(e)	2,000	2,033
3.00%, 2/15/2009 (e)	2,000	2,019

		6,067

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY OBLIGATIONS		$21,237

SHORT TERM INVESTMENTS (4.31%)

Commercial Paper (4.31%)

Federal Home Loan Bank System
4.63%, 10/15/2008	2,000	2,019

Investment in Joint Trading Account; General Electric Capital
2.25%, 5/1/2008	1,972	1,972

Investment in Joint Trading Account; Prudential Funding
2.00%, 5/1/2008	1,972	1,972

Volkswagen of America
3.00%, 5/1/2008	1,000	1,000

Yorktown Capital
2.70%, 5/1/2008	1,000	1,000

		7,963

TOTAL SHORT TERM INVESTMENTS		$7,963

See accompanying notes

Schedule of Investments
Ultra Short Bond Fund
April 30, 2008 (unaudited)

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (6.38%)

Finance — Investment Banker & Broker (6.38%)

Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $11,902,000; 0.00% - 7.625%; dated 05/12/08 - 03/14/36) (i)	$11,775	$11,774

TOTAL REPURCHASE AGREEMENTS		$11,774

Total Investments		$194,360

Liabilities in Excess of Other Assets, Net — (5.27)%		(9,731)

TOTAL NET ASSETS — 100.00%		$184,629

(a)	Variable Rate

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $19,429 or 10.52% of net assets.

(c)	Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,063 or 3.83% of net assets.

(d)	Security is Illiquid

(e)	Security or a portion of the security was on loan at the end of the period.

(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $273 or 0.15% of net assets.

(g)	Non-Income Producing Security

(h)	Security purchased on a when-issued basis.

(i)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$403
Unrealized Depreciation	(32,168)

Net Unrealized Appreciation (Depreciation)	(31,765)
Cost for federal income tax purposes	226,125
All dollar amounts are shown in thousands (000’s)
Credit Default Swap Agreements

		Unrealized
	Notional	Appreciation/
Description	Amount	(Depreciation)

Buy protection for CDX.NA.IG.10 Index and pay quarterly 1.55% to Deutsche Bank AG. Expires June 2013.	$1,200	$(22)

Buy protection for CDX.NA.IG.10 Index and pay quarterly 1.55% to Morgan Stanley Capital Services Inc.. Expires June 2013.	2,600	(51)
All dollar amounts are shown in thousands (000’s)
Futures Contracts

			Current	Unrealized
	Number of	Original	Market	Appreciation/
Type	Contracts	Value	Value	(Depreciation)

Buy:
US 2 Year Note; June 2008	47	$10,076	$9,996	$(80)

Sell:
US 10 Year Note; June 2008	26	3,046	3,010	36
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Mortgage Securities	46.62%
Financial	20.32%
Asset Backed Securities	12.13%
Government	9.23%
Communications	4.46%
Consumer, Cyclical	3.14%
Consumer, Non-cyclical	2.43%
Industrial	2.09%
Utilities	1.62%
Technology	1.28%
Energy	1.12%
Basic Materials	0.62%
Diversified	0.21%
Liabilities in Excess of Other Assets, Net	(5.27%)

TOTAL NET ASSETS	100.00%

Other Assets Summary (unaudited)

Asset Type	Percent

Futures	7.04%
Credit Default Swaps	0.04%
See accompanying notes

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (98.31%)
Advanced Materials & Products (0.07%)
Ceradyne Inc (a)(b)	24,300	$947

Aerospace & Defense (3.13%)
Boeing Co	321,583	27,290
Northrop Grumman Corp	144,000	10,594
Teledyne Technologies Inc (a)(b)	85,900	5,045

		42,929

Agricultural Chemicals (0.25%)
Potash Corp of Saskatchewan	18,550	3,412

Agricultural Operations (0.47%)
Archer-Daniels-Midland Co	146,900	6,472

Airlines (0.80%)
Alaska Air Group Inc (a)(b)	222,910	4,788
Cathay Pacific Airways Ltd ADR (b)	600,000	6,210

		10,998

Applications Software (3.82%)
Actuate Corp (a)(b)	657,900	2,678
Microsoft Corp	1,589,278	45,326
Quest Software Inc (b)	324,400	4,321

		52,325

Athletic Footwear (1.52%)
Nike Inc	312,472	20,873

Auto — Car & Light Trucks (0.80%)
Toyota Motor Corp ADR	108,700	11,033

Auto — Medium & Heavy Duty Trucks (1.46%)
Paccar Inc	424,345	20,080

Beverages — Non-Alcoholic (0.74%)
PepsiCo Inc	148,100	10,149

Building — Mobile Home & Manufactured Housing (0.31%)
Monaco Coach Corp (a)	682,333	4,319

Building — Residential & Commercial (0.08%)
KB Home	46,200	1,039

Building & Construction Products — Miscellaneous (0.58%)
Simpson Manufacturing Co Inc (a)	301,630	7,960

Cellular Telecommunications (0.25%)
China Mobile Ltd ADR	22,600	1,951
NII Holdings Inc (b)	32,400	1,482

		3,433

Chemicals — Specialty (0.05%)
Symyx Technologies (a)(b)	85,566	643

Commercial Banks (1.79%)
Banner Corp	72,197	1,560
Cascade Bancorp (a)	21,400	195
City National Corp/CA	189,800	9,209
East West Bancorp Inc	397,000	5,653
Pacific Capital Bancorp NA (a)	69,633	1,419
UCBH Holdings Inc	99,000	721
UnionBanCal Corp	105,200	5,524
Zions Bancorporation (a)	5,100	236

		24,517

Computer Aided Design (0.21%)
Autodesk Inc (b)	77,000	2,926

Computers (2.29%)
Apple Inc (b)	52,850	9,193
Hewlett-Packard Co	478,900	22,197

		31,390

Computers — Integrated Systems (0.10%)
Echelon Corp (a)(b)	122,079	1,375

Computers — Memory Devices (0.10%)
NetApp Inc (b)	59,100	1,430

Consumer Products — Miscellaneous (1.03%)
Clorox Co	266,630	14,131

Cosmetics & Toiletries (1.78%)
Bare Escentuals Inc (a)(b)	72,692	1,658
Colgate-Palmolive Co	65,810	4,653
Estee Lauder Cos Inc/The	85,300	3,891
Procter & Gamble Co	211,700	14,194

		24,396

Diagnostic Kits (0.19%)
OraSure Technologies Inc (a)(b)	409,422	2,645

Dialysis Centers (0.54%)
DaVita Inc (b)	142,500	7,468

Disposable Medical Products (0.27%)
CR Bard Inc	38,800	3,654

Distribution & Wholesale (0.03%)
Building Materials Holding Corp (a)	95,150	443

Diversified Manufacturing Operations (0.79%)
General Electric Co	330,500	10,807

E-Commerce — Products (0.38%)
Amazon.com Inc (b)	31,700	2,493
Blue Nile Inc (a)(b)	53,724	2,668

		5,161

See accompanying notes

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
E-Commerce — Services (0.16%)
eBay Inc (b)	69,900	$2,187

Electric — Integrated (0.84%)
Edison International	121,100	6,318
PG&E Corp	128,700	5,148

		11,466

Electronic Components — Semiconductors (1.83%)
Intel Corp	749,900	16,693
Lattice Semiconductor Corp (a)(b)	2,868	10
LSI Corp (a)(b)	287,000	1,779
Nvidia Corp (b)	113,000	2,322
Pixelworks Inc (b)	128,159	77
QLogic Corp (b)	236,600	3,776
Supertex Inc (a)(b)	17,500	376

		25,033

Electronic Design Automation (0.04%)
Mentor Graphics Corp (a)(b)	60,900	613

Electronic Forms (1.54%)
Adobe Systems Inc (b)	566,300	21,117

Electronic Measurement Instruments (0.95%)
Flir Systems Inc (b)	19,700	676
Itron Inc (a)(b)	79,950	7,442
Trimble Navigation Ltd (a)(b)	150,568	4,937

		13,055

Engineering — Research & Development Services (1.94%)
Jacobs Engineering Group Inc (a)(b)	308,722	26,652

Enterprise Software & Services (1.30%)
Informatica Corp (a)(b)	189,800	3,029
Omnicell Inc (b)	29,327	352
Oracle Corp (b)	503,000	10,488
Sybase Inc (a)(b)	134,500	3,957

		17,826

Entertainment Software (0.51%)
Electronic Arts Inc (b)	134,823	6,939

Fiduciary Banks (0.86%)
Northern Trust Corp	159,013	11,784

Finance — Investment Banker & Broker (2.71%)
Charles Schwab Corp/The	1,327,300	28,669
Goldman Sachs Group Inc/The	44,300	8,478

		37,147

Finance — Mortgage Loan/Banker (0.03%)
Fannie Mae	15,600	441

Food — Retail (1.30%)
Dairy Farm International Holdings Ltd ADR	193,703	4,969
Kroger Co/The	210,400	5,733
Safeway Inc	225,700	7,132

		17,834

Forestry (2.00%)
Plum Creek Timber Co Inc (a)	175,300	7,159
Weyerhaeuser Co	317,100	20,257

		27,416

Gas — Distribution (1.00%)
Sempra Energy	242,600	13,748

Health Care Cost Containment (1.07%)
McKesson Corp	282,417	14,720

Hotels & Motels (0.61%)
Red Lion Hotels Corp (b)(c)	879,385	8,345

Human Resources (0.65%)
AMN Healthcare Services Inc (a)(b)	207,200	3,023
Resources Connection Inc (a)	145,644	2,943
Robert Half International Inc	126,900	3,008

		8,974

Industrial Automation & Robots (0.08%)
Intermec Inc (a)(b)	53,400	1,128

Instruments — Scientific (2.00%)
Applera Corp — Applied Biosystems Group	176,900	5,645
Dionex Corp (a)(b)	195,232	15,271
FEI Co (a)(b)	294,925	6,450

		27,366

Internet Application Software (0.28%)
Art Technology Group Inc (a)(b)	1,058,619	3,790

Internet Security (0.17%)
VeriSign Inc (a)(b)	65,900	2,376

Investment Management & Advisory Services (1.80%)
Franklin Resources Inc	258,800	24,625

Lasers — Systems & Components (0.18%)
Electro Scientific Industries Inc (a)(b)	150,742	2,474

Life & Health Insurance (1.57%)
StanCorp Financial Group Inc	419,200	21,480

Machinery — Material Handling (0.24%)
Cascade Corp	74,800	3,235

Medical — Biomedical/Gene (1.70%)
Amgen Inc (b)	196,239	8,217
See accompanying notes

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Medical — Biomedical/Gene (continued)
Genentech Inc (b)	153,800	$10,489
Martek Biosciences Corp (a)(b)	130,399	4,598

		23,304

Medical — Drugs (2.54%)
Abbott Laboratories	171,950	9,070
Allergan Inc/United States	457,150	25,770

		34,840

Medical — Generic Drugs (0.35%)
Watson Pharmaceuticals Inc (b)	153,800	4,774

Medical — HMO (0.18%)
Health Net Inc (b)	82,060	2,404

Medical — Nursing Homes (0.06%)
Sun Healthcare Group Inc (a)(b)	66,000	868

Medical Instruments (0.42%)
Beckman Coulter Inc	24,500	1,673
Techne Corp (b)	55,645	4,036

		5,709

Medical Products (1.98%)
Johnson & Johnson	88,400	5,931
Mentor Corp (a)	177,800	5,204
Stryker Corp	27,000	1,750
Varian Medical Systems Inc (b)	293,100	13,741
Zimmer Holdings Inc (b)	6,700	497

		27,123

Metal Processors & Fabrication (0.96%)
Precision Castparts Corp	112,196	13,190

Multimedia (1.31%)
Walt Disney Co/The	554,010	17,967

Networking Products (2.16%)
Cisco Systems Inc (b)	1,055,000	27,050
Polycom Inc (a)(b)	111,900	2,507

		29,557

Non-Hazardous Waste Disposal (0.44%)
Waste Connections Inc (a)(b)	187,400	6,010

Office Supplies & Forms (0.07%)
Avery Dennison Corp	19,000	916

Oil — Field Services (0.28%)
Schlumberger Ltd	38,850	3,906

Oil & Gas Drilling (0.90%)
Nabors Industries Ltd (a)(b)	329,676	12,376

Oil Company — Exploration & Production (6.18%)
Apache Corp	133,600	17,993
Berry Petroleum Co	439,900	21,784
Occidental Petroleum Corp	541,100	45,025

		84,802

Oil Company — Integrated (3.86%)
Chevron Corp	439,026	42,212
Exxon Mobil Corp	115,300	10,731

		52,943

Property & Casualty Insurance (0.23%)
Mercury General Corp	62,000	3,093

Publicly Traded Investment Fund (0.11%)
iShares Russell 3000 Index Fund (a)	18,800	1,503

Publishing — Newspapers (0.05%)
McClatchy Co (a)	71,273	748

Real Estate Management & Services (0.02%)
CB Richard Ellis Group Inc (a)(b)	13,700	317

Regional Banks (4.47%)
Bank of America Corp	104,800	3,934
US Bancorp	466,200	15,799
Wells Fargo & Co	1,396,522	41,547

		61,280

REITS — Apartments (0.42%)
Essex Property Trust Inc	48,400	5,760

REITS — Healthcare (1.02%)
HCP Inc	298,185	10,645
Nationwide Health Properties Inc (a)	90,888	3,274

		13,919

REITS — Warehouse & Industrial (0.73%)
AMB Property Corp	173,115	9,997

Respiratory Products (0.39%)
Resmed Inc (a)(b)	122,500	5,282

Retail — Apparel & Shoe (1.24%)
Columbia Sportswear Co (a)	75,850	3,183
Nordstrom Inc (a)	336,500	11,865
Ross Stores Inc	60,000	2,009

		17,057

Retail — Automobile (0.65%)
Copart Inc (b)	218,600	8,934

Retail — Discount (2.41%)
Costco Wholesale Corp (a)	463,140	32,999
See accompanying notes

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

	Shares	Value
	Held	(000’s)

COMMON STOCKS (continued)
Retail — Drug Store (0.38%)
CVS Caremark Corp	127,465	$5,146

Retail — Restaurants (0.93%)
Jack in the Box Inc (b)	44,300	1,185
McCormick & Schmick’s Seafood Restaurant (a)(b)	20,000	241
Starbucks Corp (b)	701,800	11,390

		12,816

Savings & Loans — Thrifts (1.45%)
Washington Federal Inc	827,255	19,697
Washington Mutual Inc	20,600	253

		19,950

Semiconductor Component — Integrated Circuits (0.63%)
Cypress Semiconductor Corp (b)	124,300	3,495
Exar Corp (a)(b)	41,400	349
Linear Technology Corp	138,000	4,825

		8,669

Semiconductor Equipment (0.75%)
Applied Materials Inc	213,600	3,986
Kla-Tencor Corp	89,100	3,892
Novellus Systems Inc (b)	110,300	2,411

		10,289

Steel — Producers (23.2%)
Reliance Steel & Aluminum Co	92,400	5,616
Schnitzer Steel Industries Inc	297,433	26,174

		31,790

Steel Pipe & Tube (0.11%)
Northwest Pipe Co (b)	34,621	1,472

Therapeutics (1.14%)
Amylin Pharmaceuticals Inc (a)(b)	72,700	2,005
CV Therapeutics Inc (a)(b)	207,298	1,897
Dendreon Corp (a)(b)	192,941	1,017
Gilead Sciences Inc (b)	206,694	10,698

		15,617

Toys (0.19%)
Mattel Inc	139,100	2,608

Transactional Software (0.02%)
VeriFone Holdings Inc (a)(b)	21,100	236

Transport — Equipment & Leasing (0.36%)
Greenbrier Cos Inc	218,400	4,969

Transport — Services (1.57%)
Expeditors International Washington Inc	463,340	21,587

Travel Services (0.27%)
Ambassadors Group Inc (a)	193,297	3,762

Ultra Sound Imaging Systems (0.76%)
SonoSite Inc (a)(b)	328,797	10,485

Veterinary Diagnostics (0.64%)
VCA Antech Inc (b)	269,800	8,733

Water (0.27%)
California Water Service Group (a)	94,800	3,669

Web Portals (1.70%)
Google Inc (b)	31,025	17,818
Yahoo! Inc (b)	198,000	5,427

		23,245

Wireless Equipment (0.17%)
Qualcomm Inc	55,100	2,380

Wound, Burn & Skin Care (0.03%)
Obagi Medical Products Inc (b)	51,543	413

TOTAL COMMON STOCKS		$1,348,140

	Principal
	Amount	Value
	(000’s)	(000’s)

REPURCHASE AGREEMENTS (9.97%)

Finance — Investment Banker & Broker (8.29%)
Morgan Stanley Repurchase Agreement; 1.98% dated 04/30/08 maturing 05/01/08 (collateralized by U.S. Government Agency Issues; $114,945,000; 0.00% - 7.625%; dated 05/12/08 -03/14/36) (d)	$113,712	$113,706

Money Center Banks (1.68%)
Investment in Joint Trading Account; Bank of America Repurchase Agreement; 1.94% dated 04/30/2008 maturing 05/01/2008 (collateralized by Federal Home Loan Bank Agency Issue; $11,882,000; 2.19%; dated 01/23/09)	11,537	11,536
Investment in Joint Trading Account; Deutsche Bank Repurchase Agreement; 1.97% dated 04/30/2008 maturing 05/01/2008 (collateralized by Sovereign Agency Issues; $11,882,000; 0.00% - 5.36%; dated 05/16/08 -04/15/18)	11,537	11,536

		23,072

TOTAL REPURCHASE AGREEMENTS		$136,778

Total Investments		$1,484,918
Liabilities in Excess of Other Assets, Net — (8.28)%		(113,539)

TOTAL NET ASSETS — 100.00%		$1,371,379

See accompanying notes

Schedule of Investments
West Coast Equity Fund
April 30, 2008 (unaudited)

(a)	Security or a portion of the security was on loan at the end of the period.

(b)	Non-Income Producing Security

(c)	As of April 30, 2008 no longer an affiliated security due to decrease in shares held.

(d)	Security was purchased with the cash proceeds from securities loans.
Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation	$538,406
Unrealized Depreciation	(37,256)

Net Unrealized Appreciation (Depreciation)	501,150
Cost for federal income tax purposes	983,768
All dollar amounts are shown in thousands (000’s)
Portfolio Summary (unaudited)

Sector	Percent

Financial	27.06%
Consumer, Non-cyclical	18.30%
Industrial	13.40%
Technology	13.14%
Consumer, Cyclical	11.70%
Energy	11.23%
Communications	6.62%
Basic Materials	4.61%
Utilities	2.11%
Funds	0.11%
Liabilities in Excess of Other Assets, Net	(8.28%)

TOTAL NET ASSETS	100.00%

See accompanying notes

Schedule of Investments
West Coast Equity Fund
April 30,2008 (unaudited)
Affiliated Securities

	October 31, 2007		Purchases		Sales		April 30, 2008
	Shares	Cost (000)	Shares	Cost (000)	Shares	Proceeds (000)	Shares	Cost (000)
Red Lion Hotels Corp	1,206,085	$9,864	—	$—	326,700	$2,765	879,385	$6,372

		$9,864		$—		$2,765		$6,372

		Realized Gain/Loss	Realized Gain/Loss from
	Dividends	on Investments	Other Investment Companies
	(000’s)	(000’s)	(000’s)
Red Lion Hotels Corp	$—	$-727	$—

	$—	$-727	$—

See accompanying notes

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004	2003
BOND & MORTGAGE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.45		$10.63	$10.57	$10.86		$10.66	$10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24		0.51	0.45	0.37		0.34	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.18)	0.04	(0.28)		0.20	0.11

Total From Investment Operations	(0.27)		0.33	0.49	0.09		0.54	0.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.51)	(0.43)	(0.37)		(0.34)	(0.35)
Distributions from Realized Gains	—		—	—	(0.01)		—	—

Total Dividends and Distributions	(0.25)		(0.51)	(0.43)	(0.38)		(0.34)	(0.35)

Net Asset Value, End of Period	$9.93		$10.45	$10.63	$10.57		$10.86	$10.66

Total Return	(2.63	)%(c)	3.17%	4.79%	0.79%		5.17%	4.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$63,247		$62,793	$50,633	$35,016		$28,547	$14,430
Ratio of Expenses to Average Net Assets	1 .09	%(d)	1.09%	1.14%	1.33%		1.15%	1.12%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.10%	1.12%		1.12%	N/A
Ratio of Net Investment Income to Average Net Assets	4.76	%(d)	4.85%	4.25%	3.47%		3.15%	2.92%
Portfolio Turnover Rate	295.1	%(d)	259.1%	274.5%	202.1	%(f)	150.5%	91.0%

	2008(a)		2007	2006	2005		2004	2003
BOND & MORTGAGE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.42		$10.60	$10.55	$10.84		$10.63	$10.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b).	0.23		0.49	0.42	0.35		0.32	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.18)	0.05	(0.28)		0.21	0.10

Total From Investment Operations	(0.28)		0.31	0.47	0.07		0.53	0.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.49)	(0.42)	(0.35)		(0.32)	(0.34)
Distributions from Realized Gains	—		—	—	(0.01)		—	—

Total Dividends and Distributions	(0.24)		(0.49)	(0.42)	(0.36)		(0.32)	(0.34)

Net Asset Value, End of Period	$9.90		$10.42	$10.60	$10.55		$10.84	$10.63

Total Return	(2.73	)%(c)	3.00%	4.52%	0.61%		5.09%	3.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$37,075		$37,875	$42,548	$39,797		$31,801	$12,537
Ratio of Expenses to Average Net Assets	1.27	%(d)	1.27%	1.33%	1.51%		1.34%	1.30%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.28%	1.30%		1.30%	N/A
Ratio of Net Investment Income to Average Net Assets	4.58	%(d)	4.65%	4.04%	3.29%		2.95%	2.71%
Portfolio Turnover Rate	295.1	%(d)	259.1%	274.5%	202.1	%(f)	150.5%	91.0%

	2008(a)		2007	2006	2005
BOND & MORTGAGE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.49		$10.66	$10.61	$10.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.48	0.42	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		(0.17)	0.03	(0.28)

Total From Investment Operations	(0.29)		0.31	0.45	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.48)	(0.40)	(0.34)
Distributions from Realized Gains	—		—	—	(0.01)

Total Dividends and Distributions	(0.23)		(0.48)	(0.40)	(0.35)

Net Asset Value, End of Period	$9.97		$10.49	$10.66	$10.61

Total Return	(2.77	)%(c)	2.94%	4.35%	0.66	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,612		$7,143	$4,536	$752
Ratio of Expenses to Average Net Assets	1.40	%(d)	1.40%	1.43%	1.67%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.41%	1.43%
Ratio of Net Investment Income to Average Net Assets	4.45	%(d)	4.54%	3.98%	3.27%
Portfolio Turnover Rate	295.1	%(d)	259.1%	274.5%	202.1	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
BOND & MORTGAGE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period	$10.55		$10.71	$10.67	$10.94		$10.73	$10.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0 .24		0.51	0 .43	0.38		0.32	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0 .52)		(0.17)	0 .04	(0.28)		0.20	0.11

Total From Investment Operations	(0 .28)		0.34	0 .47	0.10		0.52	0.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0 .24)		(0.50)	(0 .43)	(0.36)		(0.31)	(0.32)
Distributions from Realized Gains	—		—	—	(0.01)		—	—

Total Dividends and Distributions	(0 .24)		(0.50)	(0 .43)	(0.37)		(0.31)	(0.32)

Net Asset Value, End of Period	$10.03		$10.55	$10.71	$10.67		$10.94	$10.73

Total Return(g)	(2 .65	)%(c)	3.22%	4.49%	0.85%		4.94%	3.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$232,896		$251,634	$237,417	$211,273		$159,802	$110,398
Ratio of Expenses to Average Net Assets	1 .09	%(d)	1.18%	1.28%	1.35%		1.36%	1.43%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.23%	1.13%		1.32%	N/A
Ratio of Gross Expenses to Average Net Assets(h)	—		—	1.29%	1.52%		1.37%	1.48%
Ratio of Net Investment Income to Average Net Assets	4 .76	%(d)	4.75%	4.10%	3.46%		2.94%	2.65%
Portfolio Turnover Rate	295 .1	%(d)	259.1%	274.5%	202.1	%(f)	150.5%	91.0%

	2008(a)		2007	2006	2005		2004	2003
BOND & MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.50		$10.67	$10.62	$10.90		$10.70	$10.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.27		0.57	0.51	0.44		0.40	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		(0.17)	0.03	(0.28)		0.20	0.11

Total From Investment Operations	(0.25)		0.40	0.54	0.16		0.60	0.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.57)	(0.49)	(0.43)		(0.40)	(0.42)
Distributions from Realized Gains	—		—	—	(0.01)		—	—

Total Dividends and Distributions	(0.28)		(0.57)	(0.49)	(0.44)		(0.40)	(0.42)

Net Asset Value, End of Period	$9.97		$10.50	$10.67	$10.62		$10.90	$10.70

Total Return	(2 .43	)%(c)	3.85%	5.27%	1.45%		5.74%	4.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,202,908		$1,829,733	$1,397,636	$771,847		$373,880	$165,504
Ratio of Expenses to Average Net Assets	0 .52	%(d)	0.52%	0.56%	0.77%		0.59%	0.55%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e).	N/A		N/A	0.53%	0.55%		0.55%	N/A
Ratio of Net Investment Income to Average Net Assets	5 .33	%(d)	5.41%	4.85%	4.07%		3.71%	3.51%
Portfolio Turnover Rate	295 .1	%(d)	259.1%	274.5%	202.1	%(f)	150.5%	91.0%

	2008(a)		2007	2006	2005		2004	2003
BOND & MORTGAGE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.46		$10.64	$10.58	$10.87		$10.67	$10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26		0.54	0.48	0.41		0.37	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.18)	0.05	(0.29)		0.20	0.11

Total From Investment Operations	(0.25)		0.36	0.53	0.12		0.57	0.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.54)	(0.47)	(0.40)		(0.37)	(0.39)
Distributions from Realized Gains	—		—	—	(0.01)		—	—

Total Dividends and Distributions	(0.27)		(0.54)	(0.47)	(0.41)		(0.37)	(0.39)

Net Asset Value, End of Period	$9.94		$10.46	$10.64	$10.58		$10.87	$10.67

Total Return	(2 .47	)%(c)	3.49%	5.11%	1.10%		5.48%	4.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$104,529		$111,437	$95,496	$65,637		$43,420	$33,930
Ratio of Expenses to Average Net Assets	0 .78	%(d)	0.78%	0.83%	1.02%		0.84%	0.81%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.79%	0.81%		0.81%	N/A
Ratio of Net Investment Income to Average Net Assets	5 .07	%(d)	5.15%	4.56%	3.79%		3.46%	3.23%
Portfolio Turnover Rate	295 .1	%(d)	259.1%	274.5%	202.1	%(f)	150.5%	91.0%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
BOND & MORTGAGE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period	$10.60		$10.77	$10.71	$10.99		$10.78	$10.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.25		0.54	0.47	0.40		0.36	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		(0.18)	0.04	(0.28)		0.21	0.16

Total From Investment Operations	(0.27)		0.36	0.51	0.12		0.57	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.53)	(0.45)	(0.39)		(0.36)	(0.37)
Distributions from Realized Gains	—		—	—	(0.01)		—	—

Total Dividends and Distributions	(0.26)		(0.53)	(0.45)	(0.40)		(0.36)	(0.37)

Net Asset Value, End of Period	$10.07		$10.60	$10.77	$10.71		$10.99	$10.78

Total Return	(2 .60	)%(c)	3.42%	4.92%	1.06%		5.39%	4.79%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,373		$28,800	$18,009	$8,635		$2,274	$912
Ratio of Expenses to Average Net Assets	0 .90	%(d)	0.90%	0.95%	1.15%		0.96%	0.93%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.91%	0.93%		0.93%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .95	%(d)	5.05%	4.46%	3.69%		3.35%	3.12%
Portfolio Turnover Rate	295 .1	%(d)	259.1%	274.5%	202 .1	%(f)	150.5%	91.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(f)	Portfolio turnover rate excludes approximately $213,484,000 of securities from the acquisition of Principal Bond Fund, Inc.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005		2004	2003(b)
DISCIPLINED LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$17.68		$15.96		$14.23	$12.89		$12.07	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.09		0.09	0.08		0.06	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)		2.10		1.88	1.39		1.07	2.03

Total From Investment Operations	(1.60)		2.19		1.97	1.47		1.13	2.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.09)		(0.04)	(0.07)		(0.04)	—
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	(0.06)		(0.27)	—

Total Dividends and Distributions	(2.01)		(0.47)		(0.24)	(0.13)		(0.31)	—

Net Asset Value, End of Period	$14.07		$17.68		$15.96	$14.23		$12.89	$12.07

Total Return	(9.96	)%(d)	14.04%		14.03%	11.44%		9.55%	20.70	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,713		$10,524		$5,740	$34		$9	$121
Ratio of Expenses to Average Net Assets	1.14	%(e)	1.14%		1.16%	1.17%		1.17%	1.17	%(e)
Ratio of Net Investment Income to Average Net Assets	0.87	%(e)	0.56%		0.58%	0.59%		0.44%	0.45	%(e)
Portfolio Turnover Rate	117.3	%(e)	101.4	%(f)	92.4%	86.7	%(g)	106.2%	109.2	%(e)

	2008(a)		2007		2006	2005		2004	2003(b)
DISCIPLINED LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$17.61		$15.90		$14.18	$12.87		$12.05	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.06		0.08	0.04		0.03	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)		2.10		1.86	1.40		1.08	2.03

Total From Investment Operations	(1.60)		2.16		1.94	1.44		1.11	2.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.07)		(0.02)	(0.07)		(0.02)	—
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	(0.06)		(0.27)	—

Total Dividends and Distributions	(1.99)		(0.45)		(0.22)	(0.13)		(0.29)	—

Net Asset Value, End of Period	$14.02		$17.61		$15.90	$14.18		$12.87	$12.05

Total Return	(10.03	)%(d)	13.83%		13.80%	11.21%		9.37%	20.50	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,501		$2,641		$1,937	$253		$10	$120
Ratio of Expenses to Average Net Assets	1.32	%(e)	1.32%		1.34%	1.35%		1.35%	1.35	%(e)
Ratio of Net Investment Income to Average Net Assets	0.68	%(e)	0.39%		0.51%	0.31%		0.26%	0.27	%(e)
Portfolio Turnover Rate	117.3	%(e)	101.4	%(f)	92.4%	86.7	%(g)	106.2%	109.2	%(e)

	2008(a)		2007		2006	2005
DISCIPLINED LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$17.70		$15.97		$14.24	$12.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.04		0.02	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)		2.11		1.91	1.34

Total From Investment Operations	(1.62)		2.15		1.93	1.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		(0.04)		—	(0.06)
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	(0.06)

Total Dividends and Distributions	(1.97)		(0.42)		(0.20)	(0.12)

Net Asset Value, End of Period	$14.11		$17.70		$15.97	$14.24

Total Return	(10.09	)%(d)	13.73%		13.68%	10.97	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,648		$1,447		$1,244	$12
Ratio of Expenses to Average Net Assets	1.45	%(e)	1.45%		1.47%	1.48%
Ratio of Net Investment Income to Average Net Assets	0.54	%(e)	0.26%		0.11%	0.48%
Portfolio Turnover Rate	117.3	%(e)	101.4	%(f)	92.4%	86.7	%(g)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005		2004	2003(b)
DISCIPLINED LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$17.85		$16.11		$14.37	$12.95		$12.12	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11		0.18		0.19	0.18		0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		2.13		1.88	1.37		1.10	2.02

Total From Investment Operations	(1.57)		2.31		2.07	1.55		1.21	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.19)		(0.13)	(0.07)		(0.11)	—
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	(0.06)		(0.27)	—

Total Dividends and Distributions	(2.10)		(0.57)		(0.33)	(0.13)		(0.38)	—

Net Asset Value, End of Period	$14.18		$17.85		$16.11	$14.37		$12.95	$12.12

Total Return	(9.72	)%(d)	14.70%		14.61%	12.07%		10.22%	21.20	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,713,701		$3,160,022		$974,790	$523,512		$247,979	$11,910
Ratio of Expenses to Average Net Assets	0.57	%(e)	0.57%		0.59%	0.60%		0.60%	0.60	%(e)
Ratio of Net Investment Income to Average Net Assets	1.45	%(e)	1.08%		1.27%	1.25%		0.89%	1.02	%(e)
Portfolio Turnover Rate	117.3	%(e)	101.4	%(f)	92.4%	86.7	%(g)	106.2%	109.2	%(e)

	2008(a)		2007		2006	2005		2004	2003(b)
DISCIPLINED LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period	$17.78		$16.05		$14.31	$12.93		$12.10	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		0.15		0.13	0.15		0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.66)		2.11		1.90	1.36		1.09	2.03

Total From Investment Operations	(1.58)		2.26		2.03	1.51		1.18	2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.15)		(0.09)	(0.07)		(0.08)	—
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	(0.06)		(0.27)	—

Total Dividends and Distributions	(2.06)		(0.53)		(0.29)	(0.13)		(0.35)	—

Net Asset Value, End of Period	$14.14		$17.78		$16.05	$14.31		$12.93	$12.10

Total Return	(9.81	)%(d)	14.39%		14.37%	11.75%		9.94%	21.00	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,917		$1,925		$1,565	$20		$10	$121
Ratio of Expenses to Average Net Assets	0.83	%(e)	0.83%		0.85%	0.86%		0.86%	0.86	%(e)
Ratio of Net Investment Income to Average Net Assets	1.16	%(e)	0.88%		0.88%	1.09%		0.75%	0.76	%(e)
Portfolio Turnover Rate	117.3	%(e)	101.4	%(f)	92.4%	86.7	%(g)	106.2%	109.2	%(e)

	2008(a)		2007		2006	2005		2004	2003(b)
DISCIPLINED LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period	$17.74		$16.01		$14.28	$12.91		$12.08	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		0.13		0.11	0.09		0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		2.10		1.89	1.41		1.09	2.02

Total From Investment Operations	(1.59)		2.23		2.00	1.50		1.17	2.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.12)		(0.07)	(0.07)		(0.07)	—
Distributions from Realized Gains	(1.92)		(0.38)		(0.20)	(0.06)		(0.27)	—

Total Dividends and Distributions	(2.04)		(0.50)		(0.27)	(0.13)		(0.34)	—

Net Asset Value, End of Period	$14.11		$17.74		$16.01	$14.28		$12.91	$12.08

Total Return	(9.87	)%(d)	14.28%		14.20%	11.68%		9.83%	20.80	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,631		$5,304		$5,195	$183		$9	$121
Ratio of Expenses to Average Net Assets	0.95	%(e)	0.95%		0.97%	0.98%		0.98%	0.98	%(e)
Ratio of Net Investment Income to Average Net Assets	1.06	%(e)	0.77%		0.76%	0.66%		0.63%	0.64	%(e)
Portfolio Turnover Rate	117.3	%(e)	101.4	%(f)	92.4%	86.7	%(g)	106.2%	109.2	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from December 30, 2002, date operations commenced, through October 31, 2003.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth & Income Fund.

(g)	Portfolio turnover rate excludes approximately $102,898,000 of securities from the acquisition of Principal Balanced Fund, Inc.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
DIVERSIFIED INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$17.24		$14.27		$11.38	$9.31	$8.00		$6.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.12		0.12	0.08	0.06		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(2.11)		4.25		3.25	2.25	1.27		1.45

Total From Investment Operations	(2.05)		4.37		3.37	2.33	1.33		1.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.13)		(0.02)	(0.05)	(0.02)		(0.03)
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	(0.21)	—		—

Total Dividends and Distributions	(2.06)		(1.40)		(0.48)	(0.26)	(0.02)		(0.03)

Net Asset Value, End of Period	$13.13		$17.24		$14.27	$11.38	$9.31		$8.00

Total Return	(12.36	)%(c)	33.21%		30.56%	25.38%	16.59%		23.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$101,354		$99,441		$44,461	$13,847	$8,156		$4,173
Ratio of Expenses to Average Net Assets	1.48	%(d)	1.47%		1.46%	1.47%	1.46%		1.47%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.47	%(e)	1.47	%(e)
Ratio of Net Investment Income to Average Net Assets	0.85	%(d)	0.78%		0.88%	0.79%	0.73%		0.95%
Portfolio Turnover Rate	107.0	%(d)	111.3	%(f)	107.5%	202.7%(g)	160.2	%(h)	162.2	%(i)

	2008(a)		2007		2006	2005		2004		2003
DIVERSIFIED INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$17.12		$14.18		$11.30	$9.25		$7.96		$6.47
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.09		0.09	0.07		0.05		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(2.10)		4.22		3.25	2.23		1.24		1.47

Total From Investment Operations	(2.06)		4.31		3.34	2.30		1.29		1.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.10)		—	(0.04)		—		(0.02)
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	(0.21)		—		—

Total Dividends and Distributions	(2.03)		(1.37)		(0.46)	(0.25)		—		(0.02)

Net Asset Value, End of Period	$13.03		$17.12		$14.18	$11.30		$9.25		$7.96

Total Return	(12.49	)%(c)	32.96%		30.46%	25.31%		16.23%		23.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$36,040		$38,204		$22,784	$9,270		$5,573		$3,060
Ratio of Expenses to Average Net Assets	1.66	%(d)	1.65%		1.64%	1.65%		1.64%		1.65%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.65	%(e)	1.65	%(e)
Ratio of Net Investment Income to Average Net Assets	0.67	%(d)	0.59%		0.67%	0.64%		0.53%		0.61%
Portfolio Turnover Rate	107.0	%(d)	111.3	%(f)	107.5%	202.7	%(g)	160.2	%(h)	162.2	%(i)

	2008(a)		2007		2006	2005
DIVERSIFIED INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$17.20		$14.24		$11.37	$9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.07		0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(2.11)		4.24		3.25	2.20

Total From Investment Operations	(2.07)		4.31		3.33	2.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.08)		—	(0.04)
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	(0.21)

Total Dividends and Distributions	(2.01)		(1.35)		(0.46)	(0.25)

Net Asset Value, End of Period	$13.12		$17.20		$14.24	$11.37

Total Return	(12.49	)%(c)	32.77%		30.17%	24.56	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,506		$10,716		$3,787	$319
Ratio of Expenses to Average Net Assets	1.79	%(d)	1.78%		1.77%	1.78%
Ratio of Net Investment Income to Average Net Assets	0.53	%(d)	0.44%		0.62%	0.51%
Portfolio Turnover Rate	107.0	%(d)	111.3	%(f)	107.5%	202.7	%(g)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005		2004		2003
DIVERSIFIED INTERNATIONAL FUND
Class J shares
Net Asset Value, Beginning of Period	$17.16		$14.21		$11.32	$9.27		$7.98		$6.49
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.11		0.09	0.06		0.03		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.09)		4.22		3.26	2.24		1.26		1.47

Total From Investment Operations	(2.04)		4.33		3.35	2.30		1.29		1.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.11)		—	(0.04)		—		—
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	(0.21)		—		—

Total Dividends and Distributions	(2.05)		(1.38)		(0.46)	(0.25)		—		—

Net Asset Value, End of Period	$13.07		$17.16		$14.21	$11.32		$9.27		$7.98

Total Return(j)	(12.34	)%(c)	33.05%		30.50%	25.24%		16.17%		22.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$272,647		$307,754		$192,920	$105,345		$63,380		$33,430
Ratio of Expenses to Average Net Assets	1.49	%(d)	1.52%		1.59%	1.69%		1.78%		2.05%
Ratio of Gross Expenses to Average Net Assets(k)	—		—		—	—		1.79	%(e)	2.15	%(e)
Ratio of Net Investment Income to Average Net Assets	0.81	%(d)	0.72%		0.69%	0.61%		0.37%		0.24%
Portfolio Turnover Rate	107.0	%(d)	111.3	%(f)	107.5%	202.7	%(g)	160.2	%(h)	162.2	%(i)

	2008(a)		2007		2006	2005		2004		2003
DIVERSIFIED INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period	$17.34		$14.36		$11.45	$9.32		$8.01		$6.52
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.23		0.18	0.14		0.11		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(2.12)		4.23		3.28	2.25		1.26		1.50

Total From Investment Operations	(2.02)		4.46		3.46	2.39		1.37		1.56
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.21)		(0.09)	(0.05)		(0.06)		(0.07)
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	(0.21)		—		—

Total Dividends and Distributions	(2.15)		(1.48)		(0.55)	(0.26)		(0.06)		(0.07)

Net Asset Value, End of Period	$13.17		$17.34		$14.36	$11.45		$9.32		$8.01

Total Return	(12.13	)%(c)	33.87%		31.29%	26.07%		17.24%		24.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,086,935		$1,188,878		$44,939	$31,357		$15,831		$8,611
Ratio of Expenses to Average Net Assets	0.91	%(d)	0.90%		0.90%	0.90%		0.89%		0.90%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		0.90	%(e)	0.90	%(e)
Ratio of Net Investment Income to Average Net Assets	1.41	%(d)	1.56%		1.35%	1.37%		1.23%		0.91%
Portfolio Turnover Rate	107.0	%(d)	111.3	%(f)	107.5%	202.7	%(g)	160.2	%(h)	162.2	%(i)

	2008(a)		2007		2006	2005		2004		2003
DIVERSIFIED INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period	$17.32		$14.34		$11.43	$9.32		$8.01		$6.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.16		0.15	0.12		0.09		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.12)		4.26		3.28	2.25		1.26		1.47

Total From Investment Operations	(2.04)		4.42		3.43	2.37		1.35		1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.17)		(0.06)	(0.05)		(0.04)		(0.05)
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	(0.21)		—		—

Total Dividends and Distributions	(2.11)		(1.44)		(0.52)	(0.26)		(0.04)		(0.05)

Net Asset Value, End of Period	$13.17		$17.32		$14.34	$11.43		$9.32		$8.01

Total Return	(12.26	)%(c)	33.54%		31.00%	25.82%		16.93%		23.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$123,244		$135,368		$53,609	$20,799		$10,120		$7,169
Ratio of Expenses to Average Net Assets	1.17	%(d)	1.16%		1.15%	1.16%		1.15%		1.16%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.16	%(e)	1.16	%(e)
Ratio of Net Investment Income to Average Net Assets	1.11	%(d)	1.05%		1.12%	1.12%		0.99%		1.15%
Portfolio Turnover Rate	107.0	%(d)	111.3	%(f)	107.5%	202.7	%(g)	160.2	%(h)	162.2	%(i)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005		2004		2003
DIVERSIFIED INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period	$17.47		$14.46		$11.52	$9.43		$8.08		$6.50
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.15		0.15	0.11		0.09		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.15)		4.28		3.29	2.24		1.29		1.54

Total From Investment Operations	(2.07)		4.43		3.44	2.35		1.38		1.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.15)		(0.04)	(0.05)		(0.03)		(0.04)
Distributions from Realized Gains	(1.97)		(1.27)		(0.46)	(0.21)		—		—

Total Dividends and Distributions	(2.09)		(1.42)		(0.50)	(0.26)		(0.03)		(0.04)

Net Asset Value, End of Period	$13.31		$17.47		$14.46	$11.52		$9.43		$8.08

Total Return	(12.32	)%(c)	33.30%		30.87%	25.28%		17.14%		25.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$53,442		$42,258		$16,510	$772		$1,431		$60
Ratio of Expenses to Average Net Assets	1.29	%(d)	1.28%		1.27%	1.28%		1.28%		1.28%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.28	%(e)	1.28	%(e)
Ratio of Net Investment Income to Average Net Assets	1.18	%(d)	1.00%		1.11%	1.06%		1.03%		1.03%
Portfolio Turnover Rate	107.0	%(d)	111.3	%(f)	107.5%	202.7	%(g)	160.2	%(h)	162.2	%(i)

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM International Growth Fund.

(g)	Portfolio turnover rate excludes approximately $279,644,000 of securities from the acquisition of Principal International Fund, Inc. and Principal International SmallCap Fund, Inc. and $19,133,000 from portfolio realignment.

(h)	Portfolio turnover rate excludes approximately $7,549,000 from portfolio realignment from the acquisition of International SmallCap Fund.

(i)	Portfolio turnover rate excludes approximately $8,876,000 of securities from the acquisitions of European Fund, Pacific Basin Fund, and International SmallCap Fund and $5,654,000 from portfolio realignment.

(j)	Total return is calculated without the contingent deferred sales charge.

(k)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004	2003
EQUITY INCOME FUND I
Institutional shares
Net Asset Value, Beginning of Period	$23.82		$22.43		$20.07	$17.79	$15.45	$12.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.44		0.40	0.48	0.35	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(2.62)		2.55		3.00	2.24	2.33	2.72

Total From Investment Operations	(2.40)		2.99		3.40	2.72	2.68	3.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.40)		(0.41)	(0.44)	(0.34)	(0.38)
Distributions from Realized Gains	(2.04)		(1.20)		(0.63)	—	—	—

Total Dividends and Distributions	(2.26)		(1.60)		(1.04)	(0.44)	(0.34)	(0.38)

Net Asset Value, End of Period	$19.16		$23.82		$22.43	$20.07	$17.79	$15.45

Total Return	(10.85	)%(c)	13.99%		17.53%	15.39%	17.51%	24.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,680,239		$2,016,738		$1,686,604	$1,294,804	$908,925	$529,665
Ratio of Expenses to Average Net Assets	0.51	%(d)	0.52%		0.55%	0.58%	0.59%	0.61%
Ratio of Gross Expenses to Average Net Assets(e)	—		—		0.55%	0.58%	0.59%	0.61%
Ratio of Net Investment Income to Average Net Assets	2.18	%(d)	1.93%		1.88%	2.45%	2.06%	2.77%
Portfolio Turnover Rate	94.3	%(d)	85.6	%(f)	81.0%	32.0%	20.0%	18.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized. (d) Computed on an annualized basis.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Equity Income Fund and WM Equity Income Fund.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
GLOBAL REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.08		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.10		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.43)		0.07

Total From Investment Operations	(1.33)		0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		—

Total Dividends and Distributions	(0.11)		—

Net Asset Value, End of Period	$8.64		$10.08

Total Return	(13.22	)%(c)	0.80	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,728		$2,016
Ratio of Expenses to Average Net Assets(d)	0.95	%(e)	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets	2.32	%(e)	1.75	%(e)
Portfolio Turnover Rate	87.1	%(e)	86.7	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from October 1, 2007, date operations commenced, through October 31, 2007.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager’s contractual expense limit.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
 (unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004	2003
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.01		$10.08	$10.06	$10.33		$10.31	$10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21		0.43	0.39	0.34		0.30	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.06)	0.03	(0.28)		0.09	(0.16)

Total From Investment Operations	0.07		0.37	0.42	0.06		0.39	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.44)	(0.40)	(0.33)		(0.37)	(0.37)

Total Dividends and Distributions	(0.21)		(0.44)	(0.40)	(0.33)		(0.37)	(0.37)

Net Asset Value, End of Period	$9.87		$10.01	$10.08	$10.06		$10.33	$10.31

Total Return	0 .68	%(c)	3.74%	4.27%	0.57%		3.89%	1.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,397		$11,507	$8,517	$5,266		$2,980	$1,101
Ratio of Expenses to Average Net Assets	0 .98	%(d)	0.97%	1.08%	0.99%		0.97%	0.97%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.97%	0.97%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4 .23	%(d)	4.30%	3.95%	3.28%		2.90%	2.78%
Portfolio Turnover Rate	281 .2	%(d)	261.5%	271.5%	542 .3	%(f)	95.2%	219.5%

	2008(a)		2007	2006	2005		2004	2003
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.01		$10.07	$10.06	$10.33		$10.31	$10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20		0.41	0.37	0.32		0.28	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.05)	0.02	(0.28)		0.10	(0.17)

Total From Investment Operations	0.06		0.36	0.39	0.04		0.38	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)		(0.42)	(0.38)	(0.31)		(0.36)	(0.35)

Total Dividends and Distributions	(0.20)		(0.42)	(0.38)	(0.31)		(0.36)	(0.35)

Net Asset Value, End of Period	$9.87		$10.01	$10.07	$10.06		$10.33	$10.31

Total Return	0 .59	%(c)	3.66%	3.98%	0.39%		3.71%	1.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,187		$9,423	$8,588	$7,427		$6,096	$4,020
Ratio of Expenses to Average Net Assets	1 .16	%(d)	1.15%	1.26%	1.17%		1.15%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.15%	1.15%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4 .04	%(d)	4.13%	3.74%	3.09%		2.76%	2.60%
Portfolio Turnover Rate	281 .2	%(d)	261.5%	271.5%	542 .3	%(f)	95.2%	219.5%

	2008(a)		2007	2006	2005
GOVERNMENT & HIGH QUALITY BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.05		$10.12	$10.11	$10.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20		0.40	0.37	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.06)	0.01	(0.26)

Total From Investment Operations	0.06		0.34	0.38	0.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.41)	(0.37)	(0.30)

Total Dividends and Distributions	(0.19)		(0.41)	(0.37)	(0.30)

Net Asset Value, End of Period	$9.92		$10.05	$10.12	$10.11

Total Return	0 .62	%(c)	3.40%	3.82%	0 .45	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,127		$857	$657	$177
Ratio of Expenses to Average Net Assets	1 .29	%(d)	1.28%	1.38%	1.31%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	3 .94	%(d)	3.99%	3.69%	3.01%
Portfolio Turnover Rate	281 .2	%(d)	261.5%	271.5%	542 .3	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
GOVERNMENT & HIGH QUALITY BOND FUND
Class J shares
Net Asset Value, Beginning of Period	$10.09		$10.15	$10.13	$10.40		$10.37	$10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21		0.42	0.38	0.32		0.28	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.14)		(0.06)	0.02	(0.28)		0.09	(0.15)

Total From Investment Operations	0.07		0.36	0.40	0.04		0.37	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)		(0.42)	(0.38)	(0.31)		(0.34)	(0.33)

Total Dividends and Distributions	(0.20)		(0.42)	(0.38)	(0.31)		(0.34)	(0.33)

Net Asset Value, End of Period	$9.96		$10.09	$10.15	$10.13		$10.40	$10.37

Total Return(g)	0 .71	%(c)	3.63%	4.05%	0.37%		3.59%	0.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$104,361		$101,868	$105,222	$108,545		$101,937	$89,856
Ratio of Expenses to Average Net Assets	1 .01	%(d)	1.11%	1.26%	1.18%		1.18%	1.36%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.15%	1.17%		N/A	N/A
Ratio of Gross Expenses to Average Net Assets(h)	—		—	1.26%	1.18%		1.18%	1.36%
Ratio of Net Investment Income to Average Net Assets	4 .20	%(d)	4.17%	3.74%	3.07%		2.74%	2.40%
Portfolio Turnover Rate	281 .2	%(d)	261.5%	271.5%	542 .3	%(f)	95.2%	219.5%

	2008(a)		2007	2006	2005		2004	2003
GOVERNMENT & HIGH QUALITY BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.04		$10.12	$10.10	$10.37		$10.35	$10.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24		0.49	0.45	0.39		0.37	0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(0.07)	0.03	(0.27)		0.08	(0.18)

Total From Investment Operations	0.11		0.42	0.48	0.12		0.45	0.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.50)	(0.46)	(0.39)		(0.43)	(0.43)

Total Dividends and Distributions	(0.24)		(0.50)	(0.46)	(0.39)		(0.43)	(0.43)

Net Asset Value, End of Period	$9.91		$10.04	$10.12	$10.10		$10.37	$10.35

Total Return	1 .07	%(c)	4.21%	4.84%	1.14%		4.47%	1.70%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$44		$16	$10	$10		$10	$10
Ratio of Expenses to Average Net Assets	0 .41	%(d)	0.40%	0.53%	0.41%		0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.40%	0.40%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4 .77	%(d)	4.85%	4.48%	3.84%		3.52%	3.45%
Portfolio Turnover Rate	281 .2	%(d)	261.5%	271.5%	542 .3	%(f)	95.2%	219.5%

	2008(a)		2007	2006	2005		2004	2003
GOVERNMENT & HIGH QUALITY BOND FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.03		$10.10	$10.08	$10.35		$10.34	$10.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.46	0.43	0.37		0.34	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(0.06)	0.02	(0.28)		0.08	(0.15)

Total From Investment Operations	0.10		0.40	0.45	0.09		0.42	0.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.47)	(0.43)	(0.36)		(0.41)	(0.40)

Total Dividends and Distributions	(0.23)		(0.47)	(0.43)	(0.36)		(0.41)	(0.40)

Net Asset Value, End of Period	$9.90		$10.03	$10.10	$10.08		$10.35	$10.34

Total Return	0 .94	%(c)	4.05%	4.58%	0.87%		4.11%	1.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,761		$15,569	$13,126	$11,031		$7,084	$4,853
Ratio of Expenses to Average Net Assets	0 .67	%(d)	0.66%	0.77%	0.68%		0.66%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.66%	0.66%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4 .54	%(d)	4.61%	4.24%	3.58%		3.26%	3.09%
Portfolio Turnover Rate	281 .2	%(d)	261.5%	271.5%	542 .3	%(f)	95.2%	219.5%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
GOVERNMENT & HIGH QUALITY BOND FUND
Select shares
Net Asset Value, Beginning of Period	$10.03		$10.10	$10.08	$10.35		$10.33	$10.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.45	0.41	0.36		0.32	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.13)		(0.06)	0.03	(0.28)		0.09	(0.15)

Total From Investment Operations	0.09		0.39	0.44	0.08		0.41	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.46)	(0.42)	(0.35)		(0.39)	(0.39)

Total Dividends and Distributions	(0.22)		(0.46)	(0.42)	(0.35)		(0.39)	(0.39)

Net Asset Value, End of Period	$9.90		$10.03	$10.10	$10.08		$10.35	$10.33

Total Return	0 .88	%(c)	3.93%	4.46%	0.76%		4.08%	1.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,978		$2,724	$2,010	$2,046		$1,140	$745
Ratio of Expenses to Average Net Assets	0 .79	%(d)	0.78%	0.89%	0.80%		0.78%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.78%	0.78%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4 .45	%(d)	4.51%	4.11%	3.48%		3.12%	3.00%
Portfolio Turnover Rate	281 .2	%(d)	261.5%	271.5%	542 .3	%(f)	95.2%	219.5%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(f)	Portfolio turnover rate excludes approximately $343,164,000 of securities from the acquisition of Principal Government Securities Fund Income, Inc.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004	2003
HIGH QUALITY INTERMEDIATE—TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.67		$10.73	$10.53	$10.62		$10.55	$10.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.48	0.43	0.33		0.30	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		(0.16)	0.04	(0.24)		0.18	0.02

Total From Investment Operations	(0.32)		0.32	0.47	0.09		0.48	0.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.46)		(0.38)	(0.26)	(0.12)		(0.33)	(0.40)
Distributions from Realized Gains	—		—	(0.01)	(0.06)		(0.08)	—

Total Dividends and Distributions	(0.46)		(0.38)	(0.27)	(0.18)		(0.41)	(0.40)

Net Asset Value, End of Period	$9.89		$10.67	$10.73	$10.53		$10.62	$10.55

Total Return	(3 .10	)%(c)	3.06%	4.57%	0.90%		4.68%	3.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,106		$9,052	$47,919	$39,642		$35,407	$818
Ratio of Expenses to Average Net Assets	0 .98	%(d)	0.97%	1.28%	1.23%		1.01%	0.97%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.97%	0.97%		0.97%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .45	%(d)	4.55%	4.09%	3.15%		2.88%	3.73%
Portfolio Turnover Rate	311 .3	%(d)	257.3%	268.6%	177 .4	%(f)	152.5%	71.3%

	2008(a)		2007	2006	2005		2004	2003
HIGH QUALITY INTERMEDIATE—TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.64		$10.70	$10.51	$10.61		$10.54	$10.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.46	0.41	0.32		0.29	0.38
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)		(0.16)	0.03	(0.24)		0.18	0.01

Total From Investment Operations	(0.32)		0.30	0.44	0.08		0.47	0.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)		(0.36)	(0.24)	(0.12)		(0.32)	(0.39)
Distributions from Realized Gains	—		—	(0.01)	(0.06)		(0.08)	—

Total Dividends and Distributions	(0.45)		(0.36)	(0.25)	(0.18)		(0.40)	(0.39)

Net Asset Value, End of Period	$9.87		$10.64	$10.70	$10.51		$10.61	$10.54

Total Return	(3 .18	)%(c)	2.88%	4.29%	0.74%		4.50%	3.69%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,749		$51,729	$4,737	$5,503		$1,921	$802
Ratio of Expenses to Average Net Assets	1 .16	%(d)	1.15%	1.46%	1.44%		1.19%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.15%	1.15%		1.15%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .31	%(d)	4.35%	3.91%	3.04%		2.78%	3.55%
Portfolio Turnover Rate	311 .3	%(d)	257.3%	268.6%	177 .4	%(f)	152.5%	71.3%

	2008(a)		2007	2006	2005
HIGH QUALITY INTERMEDIATE—TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.74		$10.80	$10.60	$10.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21		0.45	0.41	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)		(0.17)	0.03	(0.24)

Total From Investment Operations	(0.35)		0.28	0.44	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)		(0.34)	(0.23)	(0.11)
Distributions from Realized Gains	—		—	(0.01)	(0.06)

Total Dividends and Distributions	(0.43)		(0.34)	(0.24)	(0.17)

Net Asset Value, End of Period	$9.96		$10.74	$10.80	$10.60

Total Return	(3 .38	)%(c)	2.71%	4.20%	0 .79	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,694		$1,283	$681	$102
Ratio of Expenses to Average Net Assets	1 .29	%(d)	1.28%	1.54%	1.61%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	4 .12	%(d)	4.25%	3.88%	2.99%
Portfolio Turnover Rate	311 .3	%(d)	257.3%	268.6%	177 .4	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
HIGH QUALITY INTERMEDIATE—TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period	$10.72		$10.79	$10.59	$10.68		$10.59	$10.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.46	0.42	0.33		0.28	0.35
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		(0.16)	0.04	(0.25)		0.18	0.02

Total From Investment Operations	(0.33)		0.30	0.46	0.08		0.46	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)		(0.37)	(0.25)	(0.11)		(0.29)	(0.36)
Distributions from Realized Gains	—		—	(0.01)	(0.06)		(0.08)	—

Total Dividends and Distributions	(0.45)		(0.37)	(0.26)	(0.17)		(0.37)	(0.36)

Net Asset Value, End of Period	$9.94		$10.72	$10.79	$10.59		$10.68	$10.59

Total Return(g)	(3 .24	)%(c)	2.85%	4.46%	0.80%		4.42%	3.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,823		$34,054	$36,023	$36,958		$21,841	$17,476
Ratio of Expenses to Average Net Assets	1 .07	%(d)	1.13%	1.35%	1.35%		1.30%	1.39%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.18%	1.08%		1.26%	N/A
Ratio of Gross Expenses to Average Net Assets(h)	—		—	1.49%	1.52%		1.30%	1.50%
Ratio of Net Investment Income to Average Net Assets	4 .37	%(d)	4.38%	4.01%	3.08%		2.69%	3.31%
Portfolio Turnover Rate	311 .3	%(d)	257.3%	268.6%	177 .4	%(f)	152.5%	71.3%

	2008(a)		2007	2006	2005		2004	2003
HIGH QUALITY INTERMEDIATE—TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.80		$10.86	$10.66	$10.71		$10.64	$10.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.26		0.55	0.50	0.41		0.38	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)		(0.17)	0.03	(0.26)		0.16	0.02

Total From Investment Operations	(0.30)		0.38	0.53	0.15		0.54	0.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.52)		(0.44)	(0.32)	(0.14)		(0.39)	(0.46)
Distributions from Realized Gains	—		—	(0.01)	(0.06)		(0.08)	—

Total Dividends and Distributions	(0.52)		(0.44)	(0.33)	(0.20)		(0.47)	(0.46)

Net Asset Value, End of Period	$9.98		$10.80	$10.86	$10.66		$10.71	$10.64

Total Return	(2 .88	)%(c)	3.63%	5.12%	1.46%		5.23%	4.62%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,521		$29,755	$13,377	$2,494		$10	$10
Ratio of Expenses to Average Net Assets	0 .41	%(d)	0.40%	0.65%	0.72%		0.43%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.40%	0.40%		0.40%	N/A
Ratio of Net Investment Income to Average Net Assets	5 .03	%(d)	5.13%	4.76%	3.90%		3.56%	4.32%
Portfolio Turnover Rate	311 .3	%(d)	257.3%	268.6%	177 .4	%(f)	152.5%	71.3%

	2008(a)		2007	2006	2005		2004	2003
HIGH QUALITY INTERMEDIATE—TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.70		$10.77	$10.57	$10.64		$10.57	$10.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.25		0.51	0.46	0.37		0.34	0.43
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		(0.17)	0.05	(0.25)		0.18	0.02

Total From Investment Operations	(0.30)		0.34	0.51	0.12		0.52	0.45
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.50)		(0.41)	(0.30)	(0.13)		(0.37)	(0.44)
Distributions from Realized Gains	—		—	(0.01)	(0.06)		(0.08)	—

Total Dividends and Distributions	(0.50)		(0.41)	(0.31)	(0.19)		(0.45)	(0.44)

Net Asset Value, End of Period	$9.90		$10.70	$10.77	$10.57		$10.64	$10.57

Total Return	(2 .97	)%(c)	3.28%	4.89%	1.19%		4.99%	4.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$39,475		$45,071	$33,012	$25,333		$11,918	$6,339
Ratio of Expenses to Average Net Assets	0 .67	%(d)	0.66%	0.96%	0.92%		0.70%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.66%	0.66%		0.66%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .78	%(d)	4.87%	4.41%	3.48%		3.27%	4.05%
Portfolio Turnover Rate	311 .3	%(d)	257.3%	268.6%	177 .4	%(f)	152.5%	71.3%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
HIGH QUALITY INTERMEDIATE—TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period	$10.68		$10.74	$10.54	$10.62		$10.55	$10.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.24		0.50	0.45	0.37		0.33	0.41
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)		(0.16)	0.04	(0.26)		0.17	0.02

Total From Investment Operations	(0.32)		0.34	0.49	0.11		0.50	0.43
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)		(0.40)	(0.28)	(0.13)		(0.35)	(0.42)
Distributions from Realized Gains	—		—	(0.01)	(0.06)		(0.08)	—

Total Dividends and Distributions	(0.48)		(0.40)	(0.29)	(0.19)		(0.43)	(0.42)

Net Asset Value, End of Period	$9.88		$10.68	$10.74	$10.54		$10.62	$10.55

Total Return	(3 .10	)%(c)	3.26%	4.76%	1.06%		4.88%	4.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,628		$3,982	$1,748	$881		$12	$11
Ratio of Expenses to Average Net Assets	0 .79	%(d)	0.78%	1.06%	1.12%		0.81%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.78%	0.78%		0.78%	N/A
Ratio of Net Investment Income to Average Net Assets	4 .66	%(d)	4.75%	4.32%	3.55%		3.18%	3.92%
Portfolio Turnover Rate	311 .3	%(d)	257.3%	268.6%	177 .4	%(f)	152.5%	71.3%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(f)	Portfolio turnover rate excludes approximately $15,223,000 of securities from the acquisition of High Quality Long-Term Bond Fund.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
HIGH YIELD FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.61		$10.61	$10.24	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.39		0.75	0.73	0.54
Net Realized and Unrealized Gain (Loss) on Investments	(0.43)		(0.07)	0.09	(0.30)

Total From Investment Operations	(0.04)		0.68	0.82	0.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)		(0.68)	(0.45)	—

Total Dividends and Distributions	(0.32)		(0.68)	(0.45)	—

Net Asset Value, End of Period	$10.25		$10.61	$10.61	$10.24

Total Return	(0 .36	)%(d)	6.64%	8.27%	2 .40	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$680,009		$506,755	$95,691	$71,355
Ratio of Expenses to Average Net Assets	0 .65	%(e)	0.65%	0.65%	0 .65	%(e)
Ratio of Net Investment Income to Average Net Assets	7 .72	%(e)	7.18%	7.13%	6 .29	%(e)
Portfolio Turnover Rate	71 .0	%(e)	69.0%	104.3%	93 .2	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
HIGH YIELD FUND II
Institutional shares
Net Asset Value, Beginning of Period	$8.74		$8.78	$8.22	$8.27	$7.86	$6.62
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .31	(b)	0 .62 (b)	0.64	0.58	0.60	0 .63 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(0.31)		0.21	0.55	(0.03)	0.44	1.30

Total From Investment Operations	—		0.83	1.19	0.55	1.04	1.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)		(0.69)	(0.63)	(0.60)	(0.63)	(0.69)
Distributions from Realized Gains	(0.24)		(0.18)	—	—	—	—

Total Dividends and Distributions	(0.59)		(0.87)	(0.63)	(0.60)	(0.63)	(0.69)

Net Asset Value, End of Period	$8.15		$8.74	$8.78	$8.22	$8.27	$7.86

Total Return	0 .10	%(c)	9.94%	15.01%	6.91%	13.75%	30.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$618,009		$681,304	$571	$588	$526	$425
Ratio of Expenses to Average Net Assets	0 .54	%(d)	0.53%	0.57%	0.59%	0.61%	0.64%
Ratio of Gross Expenses to Average Net Assets(e)	—		—	0.57%	0.59%	0.61%	0.64%
Ratio of Net Investment Income to Average Net Assets	7 .56	%(d)	7.07%	7.64%	7.09%	7.43%	8.57%
Portfolio Turnover Rate	40 .7	%(d)	47.4%	85.0%	94.0%	82.0%	61.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.01		$9.11	$9.07	$9.48	$9.36	$9.03
Income from Investment Operations:
Net Investment Income (Operating Loss)	0 .25	(b)	0 .50 (b)	0.51	0.49	0.50	0.55
Net Realized and Unrealized Gain (Loss) on Investments	0.04		(0.06)	0.05	(0.38)	0.16	0.38

Total From Investment Operations	0.29		0.44	0.56	0.11	0.66	0.93
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.54)	(0.52)	(0.52)	(0.54)	(0.60)

Total Dividends and Distributions	(0.26)		(0.54)	(0.52)	(0.52)	(0.54)	(0.60)

Net Asset Value, End of Period	$9.04		$9.01	$9.11	$9.07	$9.48	$9.36

Total Return	3 .20	%(c)	4.88%	6.41%	1.13%	7.18%	10.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$950,695		$960,941	$963,326	$903,915	$834,726	$679,139
Ratio of Expenses to Average Net Assets	0 .50	%(d)	0.51%	0.52%	0.54%	0.55%	0.56%
Ratio of Gross Expenses to Average Net Assets(e)	—		—	0.52%	0.54%	0.55%	0.56%
Ratio of Net Investment Income to Average Net Assets	5 .54	%(d)	5.51%	5.64%	5.20%	5.27%	5.80%
Portfolio Turnover Rate	11 .1	%(d)	15.2%	26.0%	20.0%	24.0%	33.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$9.43		$9.55	$9.80	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.41	0.42	0.34
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		(0.15)	(0.21)	(0.24)

Total From Investment Operations	(0.16)		0.26	0.21	0.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.62)		(0.38)	(0.45)	(0.30)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.62)		(0.38)	(0.46)	(0.30)

Net Asset Value, End of Period	$8.65		$9.43	$9.55	$9.80

Total Return	(1.94	)%(d)	2.82%	2.19%	1 .01	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,295		$1,279	$781	$26
Ratio of Expenses to Average Net Assets	0 .97	%(e)	0.97%	2.07%	1 .90	%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A		N/A	0.97%	0 .97	%(e)
Ratio of Net Investment Income to Average Net Assets	4 .60	%(e)	4.35%	4.37%	4 .10	%(e)
Portfolio Turnover Rate	24 .9	%(e)	88.2%	51.4%	45 .5	%(e)

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$9.42		$9.54	$9.79	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		0.39	0.39	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.38)		(0.14)	(0.19)	(0.23)

Total From Investment Operations	(0.18)		0.25	0.20	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.61)		(0.37)	(0.44)	(0.29)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.61)		(0.37)	(0.45)	(0.29)

Net Asset Value, End of Period	$8.63		$9.42	$9.54	$9.79

Total Return	(2.14	)%(d)	2.65%	2.06%	0 .79	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$707		$625	$546	$12
Ratio of Expenses to Average Net Assets	1 .15	%(e)	1.15%	2.28%	1 .98	%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A		N/A	1.15%	1 .15	%(e)
Ratio of Net Investment Income to Average Net Assets	4 .40	%(e)	4.09%	4.09%	3 .73	%(e)
Portfolio Turnover Rate	24 .9	%(e)	88.2%	51.4%	45 .5	%(e)

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$9.42		$9.55	$9.79	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.19		0.42	0.46	0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		(0.19)	(0.26)	(0.23)

Total From Investment Operations	(0.18)		0.23	0.20	0.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.60)		(0.36)	(0.43)	(0.28)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.60)		(0.36)	(0.44)	(0.28)

Net Asset Value, End of Period	$8.64		$9.42	$9.55	$9.79

Total Return	(2.09	)%(d)	2.42%	2.07%	0 .70	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$357		$87	$41	$11
Ratio of Expenses to Average Net Assets	1 .28	%(e)	1.28%	2.47%	2 .13	%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A		N/A	1.28%	1 .28	%(e)
Ratio of Net Investment Income to Average Net Assets	4 .21	%(e)	4.48%	4.77%	3 .53	%(e)
Portfolio Turnover Rate	24 .9	%(e)	88.2%	51.4%	45 .5	%(e)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Class J shares
Net Asset Value, Beginning of Period	$9.45		$9.60	$9.81	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		0.38	0.53	0.46
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		(0.13)	(0.23)	(0.32)

Total From Investment Operations	(0.17)		0.25	0.30	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.61)		(0.40)	(0.50)	(0.33)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.61)		(0.40)	(0.51)	(0.33)

Net Asset Value, End of Period	$8.67		$9.45	$9.60	$9.81

Total Return(g)	(2.02	)%(d)	2.64%	3.08%	1 .38	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,339		$6,004	$5,650	$3,728
Ratio of Expenses to Average Net Assets	1 .15	%(e)	1.15%	1.21%	1 .35	%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A		N/A	1.21%	0 .33	%(e)
Ratio of Gross Expenses to Average Net Assets(h)	—		—	2.81%	4 .24	%(e)
Ratio of Net Investment Income to Average Net Assets	4 .35	%(e)	4.00%	5.49%	5 .46	%(e)
Portfolio Turnover Rate	24 .9	%(e)	88.2%	51.4%	45 .5	%(e)

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.45		$9.57	$9.81	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.24		0.51	0.50	0.45
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		(0.20)	(0.23)	(0.30)

Total From Investment Operations	(0.13)		0.31	0.27	0.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.65)		(0.43)	(0.50)	(0.34)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.65)		(0.43)	(0.51)	(0.34)

Net Asset Value, End of Period	$8.67		$9.45	$9.57	$9.81

Total Return	(1 .66	)%(d)	3.34%	2.77%	1 .49	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$471,153		$461,619	$110,930	$70,984
Ratio of Expenses to Average Net Assets	0 .40	%(e)	0.40%	1.53%	1 .36	%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A		N/A	0.40%	0 .40	%(e)
Ratio of Net Investment Income to Average Net Assets	5 .17	%(e)	5.46%	5.22%	5 .32	%(e)
Portfolio Turnover Rate	24 .9	%(e)	88.2%	51.4%	45 .5	%(e)

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Preferred shares
Net Asset Value, Beginning of Period	$9.44		$9.56	$9.80	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.23		0.45	0.47	0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.38)		(0.16)	(0.23)	(0.19)

Total From Investment Operations	(0.15)		0.29	0.24	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.63)		(0.41)	(0.47)	(0.32)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.63)		(0.41)	(0.48)	(0.32)

Net Asset Value, End of Period	$8.66		$9.44	$9.56	$9.80

Total Return	(1.79	)%(d)	3.10%	2.55%	1 .22	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,191		$625	$120	$73
Ratio of Expenses to Average Net Assets	0 .66	%(e)	0.66%	1.73%	1 .69	%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A		N/A	0.66%	0 .66	%(e)
Ratio of Net Investment Income to Average Net Assets	4 .91	%(e)	4.79%	4.92%	3 .67	%(e)
Portfolio Turnover Rate	24 .9	%(e)	88.2%	51.4%	45 .5	%(e)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005(b)
INFLATION PROTECTION FUND
Select shares
Net Asset Value, Beginning of Period	$9.43		$9.55	$9.80	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.38	0.45	0.44
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		(0.10)	(0.23)	(0.32)

Total From Investment Operations	(0.15)		0.28	0.22	0.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.63)		(0.40)	(0.46)	(0.32)
Distributions from Realized Gains	—		—	(0.01)	—

Total Dividends and Distributions	(0.63)		(0.40)	(0.47)	(0.32)

Net Asset Value, End of Period	$8.65		$9.43	$9.55	$9.80

Total Return	(1.85	)%(d)	3.00%	2.35%	1 .14	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$377		$271	$389	$76
Ratio of Expenses to Average Net Assets	0 .78	%(e)	0.78%	1.95%	1 .83	%(e)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(f)	N/A		N/A	0.78%	0 .78	%(e)
Ratio of Net Investment Income to Average Net Assets	4 .59	%(e)	4.02%	4.73%	5 .26	%(e)
Portfolio Turnover Rate	24 .9	%(e)	88.2%	51.4%	45 .5	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
INTERNATIONAL EMERGING MARKETS FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$39.10		$24.42	$19.27	$15.09		$13.00		$8.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.27	0.17	0.24		0.08		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(4.73)		16.26	6.97	5.10		2.09		4.18

Total From Investment Operations	(4.70)		16.53	7.14	5.34		2.17		4.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.10)	(0.06)	—		(0.08)		—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	(1.16)		—		—

Total Dividends and Distributions	(5.77)		(1.85)	(1.99)	(1.16)		(0.08)		—

Net Asset Value, End of Period	$28.63		$39.10	$24.42	$19.27		$15.09		$13.00

Total Return	(12.64	)%(c)	72.28%	39.64%	37.21%		16.80%		48.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,988		$30,969	$6,949	$2,932		$3,143		$2,484
Ratio of Expenses to Average Net Assets	1.79	%(d)	1.76%	1.91%	1.92%		1.91%		1.92%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.92	%(e)	1.92	%(e)
Ratio of Net Investment Income to Average Net Assets	0.18	%(d)	0.91%	0.74%	1.40%		0.59%		0.76%
Portfolio Turnover Rate	125.8	%(d)	141.6%	134.0%	181.2	%(f)	146.9%		144.7%

	2008(a)		2007	2006	2005		2004		2003
INTERNATIONAL EMERGING MARKETS FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$38.86		$24.28	$19.17	$15.05		$12.96		$8.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		0.21	0.12	0.21		0.06		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(4.70)		16.17	6.94	5.07		2.09		4.17

Total From Investment Operations	(4.70)		16.38	7.06	5.28		2.15		4.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.02)	—		(0.06)		—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	(1.16)		—		—

Total Dividends and Distributions	(5.71)		(1.80)	(1.95)	(1.16)		(0.06)		—

Net Asset Value, End of Period	$28.45		$38.86	$24.28	$19.17		$15.05		$12.96

Total Return	(12.72	)%(c)	71.97%	39.39%	36.90%		16.65%		48.45%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,504		$16,251	$3,981	$1,477		$1,928		$1,630
Ratio of Expenses to Average Net Assets	1.97	%(d)	1.94%	2.09%	2.10%		2.09%		2.10%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		2.10	%(e)	2.10	%(e)
Ratio of Net Investment Income to Average Net Assets	0.01	%(d)	0.73%	0.53%	1.21%		0.41%		0.59%
Portfolio Turnover Rate	125.8	%(d)	141.6%	134.0%	181.2	%(f)	146.9%		144.7%

	2008(a)		2007	2006	2005
INTERNATIONAL EMERGING MARKETS FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$39.13		$24.43	$19.29	$15.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		0.17	0.13	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(4.73)		16.30	6.94	5.15

Total From Investment Operations	(4.75)		16.47	7.07	5.23
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.02)	—	—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	(1.16)

Total Dividends and Distributions	(5.69)		(1.77)	(1.93)	(1.16)

Net Asset Value, End of Period	$28.69		$39.13	$24.43	$19.29

Total Return	(12.78	)%(c)	71.79%	39.14%	36.15	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,443		$7,171	$1,642	$79
Ratio of Expenses to Average Net Assets	2.10	%(d)	2.07%	2.22%	2.23%
Ratio of Net Investment Income to Average Net Assets	(0.10	)%(d)	0.58%	0.57%	0.43%
Portfolio Turnover Rate	125.8	%(d)	141.6%	134.0%	181.2	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
INTERNATIONAL EMERGING MARKETS FUND
Class J shares
Net Asset Value, Beginning of Period	$38.42		$24.00	$18.95	$14.90		$12.82		$8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.23	0.14	0.17		0.01		—
Net Realized and Unrealized Gain (Loss) on Investments	(4.64)		16.01	6.85	5.04		2.07		4.14

Total From Investment Operations	(4.61)		16.24	6.99	5.21		2.08		4.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.07)	(0.01)	—		—		—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	(1.16)		—		—

Total Dividends and Distributions	(5.77)		(1.82)	(1.94)	(1.16)		—		—

Net Asset Value, End of Period	$28.04		$38.42	$24.00	$18.95		$14.90		$12.82

Total Return(g)	(12.64	)%(c)	72.25%	39.45%	36.79%		16.26%		47.70%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$269,627		$307,022	$141,628	$68,971		$25,631		$8,956
Ratio of Expenses to Average Net Assets	1.77	%(d)	1.80%	2.04%	2.22%		2.39%		2.65%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	—	—		2.40	%(e)	3.31	%(e)
Ratio of Net Investment Income to Average Net Assets	0.19	%(d)	0.82%	0.62%	1.00%		0.10%		0.05%
Portfolio Turnover Rate	125.8	%(d)	141.6%	134.0%	181.2	%(f)	146.9%		144.7%

	2008(a)		2007	2006	2005		2004		2003
INTERNATIONAL EMERGING MARKETS FUND
Institutional shares
Net Asset Value, Beginning of Period	$39.56		$24.69	$19.46	$15.16		$13.06		$8.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11		0.49	0.24	0.28		0.16		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(4.77)		16.38	7.09	5.18		2.10		4.31

Total From Investment Operations	(4.66)		16.87	7.33	5.46		2.26		4.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.25)	(0.17)	—		(0.16)		—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	(1.16)		—		—

Total Dividends and Distributions	(5.97)		(2.00)	(2.10)	(1.16)		(0.16)		—

Net Asset Value, End of Period	$28.93		$39.56	$24.69	$19.46		$15.16		$13.06

Total Return	(12.39	)%(c)	73.27%	40.45%	37.88%		17.46%		49.77%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$800,082		$802,809	$65,405	$1,507		$15		$13
Ratio of Expenses to Average Net Assets	1.22	%(d)	1.19%	1.34%	1.35%		1.34%		1.35%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.35	%(e)	1.35	%(e)
Ratio of Net Investment Income to Average Net Assets	0.77	%(d)	1.62%	1.01%	1.47%		1.16%		0.34%
Portfolio Turnover Rate	125.8	%(d)	141.6%	134.0%	181.2	%(f)	146.9%		144.7%

	2008(a)		2007	2006	2005		2004		2003
INTERNATIONAL EMERGING MARKETS FUND
Preferred shares
Net Asset Value, Beginning of Period	$39.49		$24.65	$19.43	$15.17		$13.07		$8.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.36	0.24	0.28		0.13		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(4.77)		16.41	7.03	5.14		2.10		4.21

Total From Investment Operations	(4.70)		16.77	7.27	5.42		2.23		4.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.18)	(0.12)	—		(0.13)		—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	(1.16)		—		—

Total Dividends and Distributions	(5.88)		(1.93)	(2.05)	(1.16)		(0.13)		—

Net Asset Value, End of Period	$28.91		$39.49	$24.65	$19.43		$15.17		$13.07

Total Return	(12.52	)%(c)	72.80%	40.09%	37.57%		17.14%		49.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$41,123		$46,271	$12,766	$5,847		$3,430		$2,506
Ratio of Expenses to Average Net Assets	1.48	%(d)	1.45%	1.60%	1.61%		1.60%		1.61%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.61	%(e)	1.61	%(e)
Ratio of Net Investment Income to Average Net Assets	0.49	%(d)	1.22%	1.07%	1.62%		0.90%		1.01%
Portfolio Turnover Rate	125.8	%(d)	141.6%	134.0%	181.2	%(f)	146.9%		144.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
INTERNATIONAL EMERGING MARKETS FUND
Select shares
Net Asset Value, Beginning of Period	$39.42		$24.61	$19.39	$15.16		$13.05		$8.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.35	0.20	0.28		0.11		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(4.77)		16.36	7.05	5.11		2.11		4.19

Total From Investment Operations	(4.71)		16.71	7.25	5.39		2.22		4.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.15)	(0.10)	—		(0.11)		—
Distributions from Realized Gains	(5.69)		(1.75)	(1.93)	(1.16)		—		—

Total Dividends and Distributions	(5.84)		(1.90)	(2.03)	(1.16)		(0.11)		—

Net Asset Value, End of Period	$28.87		$39.42	$24.61	$19.39		$15.16		$13.05

Total Return	(12.56	)%(c)	72.54%	40.03%	37.39%		17.11%		48.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,251		$16,936	$2,150	$1,061		$1,896		$1,633
Ratio of Expenses to Average Net Assets	1.60	%(d)	1.57%	1.72%	1.73%		1.72%		1.73%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.73	%(e)	1.73	%(e)
Ratio of Net Investment Income to Average Net Assets	0.43	%(d)	1.14%	0.90%	1.61%		0.78%		0.96%
Portfolio Turnover Rate	125.8	%(d)	141.6%	134.0%	181.2	%(f)	146.9%		144.7%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $24,418,000 of securities from the acquisition of Principal International Emerging Markets Fund, Inc. (g) Total return is calculated without the contingent deferred sales charge.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
INTERNATIONAL GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$15.94		$13.60	$11.68	$10.31	$8.58	$6.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.09	0.06	0.08	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.99)		3.55	2.90	2.26	1.70	1.70

Total From Investment Operations	(1.94)		3.64	2.96	2.34	1.78	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.05)	(0.05)	(0.10)	(0.05)	—
Distributions from Realized Gains	(1.22)		(1.25)	(0.99)	(0.87)	—	—

Total Dividends and Distributions	(1.25)		(1.30)	(1.04)	(0.97)	(0.05)	—

Net Asset Value, End of Period	$12.75		$15.94	$13.60	$11.68	$10.31	$8.58

Total Return	(12.73	)%(c)	29.04%	27.01%	24.03%	20.81%	25.62%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$36,469		$40,890	$27,967	$10,090	$5,301	$2,591
Ratio of Expenses to Average Net Assets	1.55	%(d)	1.54%	1.56%	1.57%	1.57%	1.57%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	1.57	%(e)
Ratio of Net Investment Income to Average Net Assets	0.76	%(d)	0.67%	0.48%	0.70%	0.86%	0.65%
Portfolio Turnover Rate	148.6	%(d)	129.4%	134.7%	139.5%	156.2%	135.3%

	2008(a)		2007	2006	2005	2004	2003
INTERNATIONAL GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.08		$12.94	$11.16	$9.91	$8.25	$6.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.07	0.03	0.06	0.06	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.86)		3.35	2.77	2.15	1.64	1.62

Total From Investment Operations	(1.83)		3.42	2.80	2.21	1.70	1.67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.03)	(0.03)	(0.09)	(0.04)	—
Distributions from Realized Gains	(1.22)		(1.25)	(0.99)	(0.87)	—	—

Total Dividends and Distributions	(1.24)		(1.28)	(1.02)	(0.96)	(0.04)	—

Net Asset Value, End of Period	$12.01		$15.08	$12.94	$11.16	$9.91	$8.25

Total Return	(12.78	)%(c)	28.76%	26.82%	23.76%	20.61%	25.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,801		$17,310	$13,931	$9,357	$4,859	$568
Ratio of Expenses to Average Net Assets	1.73	%(d)	1.72%	1.74%	1.75%	1.75%	1.75%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	1.75	%(e)
Ratio of Net Investment Income to Average Net Assets	0.51	%(d)	0.49%	0.26%	0.57%	0.60%	0.73%
Portfolio Turnover Rate	148.6	%(d)	129.4%	134.7%	139.5%	156.2%	135.3%

	2008(a)		2007	2006	2005
INTERNATIONAL GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.39		$13.18	$11.35	$10.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.05	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.91)		3.42	2.82	2.22

Total From Investment Operations	(1.88)		3.47	2.83	2.20
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.01)	(0.01)	(0.09)
Distributions from Realized Gains	(1.22)		(1.25)	(0.99)	(0.87)

Total Dividends and Distributions	(1.22)		(1.26)	(1.00)	(0.96)

Net Asset Value, End of Period	$12.29		$15.39	$13.18	$11.35

Total Return	(12.82	)%(c)	28.58%	26.63%	23.16	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,323		$3,543	$2,481	$177
Ratio of Expenses to Average Net Assets	1.86	%(d)	1.85%	1.87%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.48	%(d)	0.37%	0.11%	(0.17)%
Portfolio Turnover Rate	148.6	%(d)	129.4%	134.7%	139.5%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
INTERNATIONAL GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$15.17		$13.00	$11.20	$9.95	$8.28	$6.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.08	0.03	0.05	0.04	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.87)		3.37	2.78	2.16	1.64	1.65

Total From Investment Operations	(1.83)		3.45	2.81	2.21	1.68	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.03)	(0.02)	(0.09)	(0.01)	—
Distributions from Realized Gains	(1.22)		(1.25)	(0.99)	(0.87)	—	—

Total Dividends and Distributions	(1.25)		(1.28)	(1.01)	(0.96)	(0.01)	—

Net Asset Value, End of Period	$12.09		$15.17	$13.00	$11.20	$9.95	$8.28

Total Return(f)	(12.68	)%(c)	28.89%	26.78%	23.63%	20.30%	25.08%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$71,851		$87,193	$64,748	$44,266	$20,013	$8,079
Ratio of Expenses to Average Net Assets	1.57	%(d)	1.63%	1.72%	1.88%	2.00%	2.10%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	1.72%	1.88%	2.00%	2.65	%(e)
Ratio of Net Investment Income to Average Net Assets	0.71	%(d)	0.59%	0.27%	0.47%	0.43%	0.18%
Portfolio Turnover Rate	148.6	%(d)	129.4%	134.7%	139.5%	156.2%	135.3%

	2008(a)		2007	2006	2005	2004	2003
INTERNATIONAL GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.54		$13.30	$11.44	$10.07	$8.38	$6.63
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.17	0.12	0.14	0.13	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.93)		3.45	2.84	2.20	1.66	1.65

Total From Investment Operations	(1.84)		3.62	2.96	2.34	1.79	1.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.13)	(0.11)	(0.10)	(0.10)	—
Distributions from Realized Gains	(1.22)		(1.25)	(0.99)	(0.87)	—	—

Total Dividends and Distributions	(1.33)		(1.38)	(1.10)	(0.97)	(0.10)	—

Net Asset Value, End of Period	$12.37		$15.54	$13.30	$11.44	$10.07	$8.38

Total Return	(12.44	)%(c)	29.74%	27.80%	24.71%	21.54%	26.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,218,981		$2,268,322	$1,129,504	$644,994	$354,090	$208,785
Ratio of Expenses to Average Net Assets	0.98	%(d)	0.97%	0.99%	1.00%	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	1.39	%(d)	1.25%	0.99%	1.33%	1.42%	1.37%
Portfolio Turnover Rate	148.6	%(d)	129.4%	134.7%	139.5%	156.2%	135.3%

	2008(a)		2007	2006	2005	2004	2003
INTERNATIONAL GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.39		$13.18	$11.35	$10.02	$8.34	$6.61
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.13	0.09	0.11	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		3.42	2.81	2.19	1.66	1.65

Total From Investment Operations	(1.83)		3.55	2.90	2.30	1.76	1.73
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.09)	(0.08)	(0.10)	(0.08)	—
Distributions from Realized Gains	(1.22)		(1.25)	(0.99)	(0.87)	—	—

Total Dividends and Distributions	(1.30)		(1.34)	(1.07)	(0.97)	(0.08)	—

Net Asset Value, End of Period	$12.26		$15.39	$13.18	$11.35	$10.02	$8.34

Total Return	(12.52	)%(c)	29.42%	27.41%	24.38%	21.21%	26.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,709		$28,010	$17,420	$7,441	$1,848	$685
Ratio of Expenses to Average Net Assets	1.24	%(d)	1.23%	1.25%	1.26%	1.26%	1.26%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	1.26	%(e)
Ratio of Net Investment Income to Average Net Assets	1.04	%(d)	0.99%	0.74%	1.00%	1.12%	1.09%
Portfolio Turnover Rate	148.6	%(d)	129.4%	134.7%	139.5%	156.2%	135.3%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
INTERNATIONAL GROWTH FUND
Select shares
Net Asset Value, Beginning of Period	$15.33		$13.14	$11.32	$10.00	$8.31	$6.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.12	0.07	0.12	0.09	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		3.40	2.81	2.17	1.67	1.63

Total From Investment Operations	(1.84)		3.52	2.88	2.29	1.76	1.71
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.08)	(0.07)	(0.10)	(0.07)	—
Distributions from Realized Gains	(1.22)		(1.25)	(0.99)	(0.87)	—	—

Total Dividends and Distributions	(1.28)		(1.33)	(1.06)	(0.97)	(0.07)	—

Net Asset Value, End of Period	$12.21		$15.33	$13.14	$11.32	$10.00	$8.31

Total Return	(12.61	)%(c)	29.20%	27.26%	24.31%	21.26%	25.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,370		$25,726	$16,100	$9,188	$228	$106
Ratio of Expenses to Average Net Assets	1.36	%(d)	1.35%	1.37%	1.38%	1.38%	1.38%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	1.38	%(e)
Ratio of Net Investment Income to Average Net Assets	0.94	%(d)	0.87%	0.59%	1.09%	0.92%	1.12%
Portfolio Turnover Rate	148.6	%(d)	129.4%	134.7%	139.5%	156.2%	135.3%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005		2004		2003
LARGECAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.34		$8.07		$7.35	$6.34		$6.12		$5.16
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		—		0.01	(0.01)		(0.01)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.05)		2.38		0.71	1.05		0.23		0.97

Total From Investment Operations	(1.05)		2.38		0.72	1.04		0.22		0.96
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.01)		—	(0.03)		—		—
Distributions from Realized Gains	(0.17)		(0.10)		—	—		—		—

Total Dividends and Distributions	(0.17)		(0.11)		—	(0.03)		—		—

Net Asset Value, End of Period	$9.12		$10.34		$8.07	$7.35		$6.34		$6.12

Total Return	(10.31	)%(c)	29.79%		9.80%	16.48%		3.59%		18.60	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$62,981		$59,749		$35,647	$7,878		$513		$753
Ratio of Expenses to Average Net Assets	1.19	%(e)	1.16%		1.11%	1.12%		1.12%		1.12%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.12	%(f)	1.12	%(f)
Ratio of Net Investment Income to Average Net Assets	0.09	%(e)	(0.05)%		0.10%	(0.16)%		(0.21)%		(0.20)%
Portfolio Turnover Rate	73.7	%(e)	113.1	%(g)	93.5%	169.0	%(h)	59.8%		59.2	%(i)

	2008(a)		2007		2006	2005		2004		2003
LARGECAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$9.88		$7.72		$7.04	$6.09		$5.89		$5.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		(0.02)		(0.01)	(0.03)		(0.02)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		2.28		0.69	1.01		0.22		0.76

Total From Investment Operations	(1.00)		2.26		0.68	0.98		0.20		0.74
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.03)		—		—
Distributions from Realized Gains	(0.17)		(0.10)		—	—		—		—

Total Dividends and Distributions	(0.17)		(0.10)		—	(0.03)		—		—

Net Asset Value, End of Period	$8.71		$9.88		$7.72	$7.04		$6.09		$5.89

Total Return	(10.28	)%(c)	29.59%		9.66%	16.15%		3.40%		14.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,128		$24,502		$16,878	$2,212		$72		$79
Ratio of Expenses to Average Net Assets	1.37	%(e)	1.34%		1.29%	1.30%		1.30%		1.30%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.30	%(f)	1.30	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.08	)%(e)	(0.21)%		(0.09)%	(0.40)%		(0.39)%		(0.40)%
Portfolio Turnover Rate	73.7	%(e)	113.1	%(g)	93.5%	169.0	%(h)	59.8%		59.2	%(i)

	2008(a)		2007		2006	2005
LARGECAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$9.85		$7.71		$7.04	$6.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)		(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)		2.27		0.69	1.02

Total From Investment Operations	(1.00)		2.24		0.67	0.98
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.03)
Distributions from Realized Gains	(0.17)		(0.10)		—	—

Total Dividends and Distributions	(0.17)		(0.10)		—	(0.03)

Net Asset Value, End of Period	$8.68		$9.85		$7.71	$7.04

Total Return	(10.31	)%(c)	29.37%		9.52%	16.14	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,468		$12,562		$5,792	$738
Ratio of Expenses to Average Net Assets	1.50	%(e)	1.47%		1.42%	1.43%
Ratio of Net Investment Income to Average Net Assets	(0.22	)%(e)	(0.36)%		(0.23)%	(0.59)%
Portfolio Turnover Rate	73.7	%(e)	113.1	%(g)	93.5%	169.0	%(h)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005		2004		2003
LARGECAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$9.53		$7.46		$6.81	$5.89		$5.72		$5.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		(0.01)		(0.01)	(0.01)		(0.04)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		2.18		0.66	0.96		0.21		0.75

Total From Investment Operations	(0.96)		2.17		0.65	0.95		0.17		0.71
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.03)		—		—
Distributions from Realized Gains	(0.17)		(0.10)		—	—		—		—

Total Dividends and Distributions	(0.17)		(0.10)		—	(0.03)		—		—

Net Asset Value, End of Period	$8.40		$9.53		$7.46	$6.81		$5.89		$5.72

Total Return(j)	(10.24	)%(c)	29.41%		9.54%	16.17%		2.97%		14.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$54,456		$52,055		$34,561	$20,860		$15,898		$12,629
Ratio of Expenses to Average Net Assets	1.32	%(e)	1.31%		1.36%	1.48%		1.53%		1.64%
Ratio of Gross Expenses to Average Net Assets(k)	—		—		—	—		1.53	%(f)	1.92	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.04	)%(e)	(0.18)%		(0.16)%	(0.21)%		(0.63)%		(0.72)%
Portfolio Turnover Rate	73.7	%(e)	113.1	%(g)	93.5%	169.0	%(h)	59.8%		59.2	%(i)

	2008(a)		2007		2006	2005		2004		2003
LARGECAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.02		$7.83		$7.09	$6.09		$5.86		$5.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.04		0.05	0.04		0.02		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)		2.31		0.70	1.00		0.22		0.75

Total From Investment Operations	(0.98)		2.35		0.75	1.04		0.24		0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.06)		(0.01)	(0.04)		(0.01)		—
Distributions from Realized Gains	(0.17)		(0.10)		—	—		—		—

Total Dividends and Distributions	(0.21)		(0.16)		(0.01)	(0.04)		(0.01)		—

Net Asset Value, End of Period	$8.83		$10.02		$7.83	$7.09		$6.09		$5.86

Total Return	(9.96	)%(c)	30.46%		10.57%	17.05%		4.05%		15.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,482,695		$3,509,320		$487,805	$278,730		$121,840		$60,790
Ratio of Expenses to Average Net Assets	0.62	%(e)	0.60%		0.54%	0.55%		0.55%		0.55%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		0.55	%(f)	0.55	%(f)
Ratio of Net Investment Income to Average Net Assets	0.71	%(e)	0.42%		0.65%	0.63%		0.34%		0.38%
Portfolio Turnover Rate	73.7	%(e)	113.1	%(g)	93.5%	169.0	%(h)	59.8%		59.2	%(i)

	2008(a)		2007		2006	2005		2004		2003
LARGECAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.12		$7.91		$7.17	$6.18		$5.95		$5.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.02		0.03	0.03		0.01		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		2.32		0.71	0.99		0.22		0.75

Total From Investment Operations	(1.00)		2.34		0.74	1.02		0.23		0.76
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.03)		—	(0.03)		—		—
Distributions from Realized Gains	(0.17)		(0.10)		—	—		—		—

Total Dividends and Distributions	(0.19)		(0.13)		—	(0.03)		—		—

Net Asset Value, End of Period	$8.93		$10.12		$7.91	$7.17		$6.18		$5.95

Total Return	(10.09	)%(c)	30.07%		10.32%	16.61%		3.87%		14.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$96,637		$96,875		$47,115	$3,503		$2,299		$1,638
Ratio of Expenses to Average Net Assets	0.88	%(e)	0.86%		0.80%	0.81%		0.81%		0.81%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		0.81	%(f)	0.81	%(f)
Ratio of Net Investment Income to Average Net Assets	0.41	%(e)	0.24%		0.41%	0.50%		0.09%		0.10%
Portfolio Turnover Rate	73.7	%(e)	113.1	%(g)	93.5%	169.0	%(h)	59.8%		59.2	%(i)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005		2004		2003
LARGECAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period	$10.25		$8.01		$7.28	$6.27		$6.05		$5.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.01		0.02	—		—		—
Net Realized and Unrealized Gain (Loss) on Investments	(1.03)		2.35		0.71	1.04		0.22		0.87

Total From Investment Operations	(1.02)		2.36		0.73	1.04		0.22		0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.02)		—	(0.03)		—		—
Distributions from Realized Gains	(0.17)		(0.10)		—	—		—		—

Total Dividends and Distributions	(0.17)		(0.12)		—	(0.03)		—		—

Net Asset Value, End of Period	$9.06		$10.25		$8.01	$7.28		$6.27		$6.05

Total Return	(10.08	)%(c)	29.90%		10.03%	16.68%		3.64%		16.80	%(l)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$31,217		$25,974		$14,809	$3,811		$53		$32
Ratio of Expenses to Average Net Assets	1.00	%(e)	0.97%		0.92%	0.93%		0.93%		0.93%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		0.93	%(f)	0.93	%(f)
Ratio of Net Investment Income to Average Net Assets	0.28	%(e)	0.15%		0.30%	0.02%		(0.04)%		(0.03)%
Portfolio Turnover Rate	73.7	%(e)	113.1	%(g)	93.5%	169.0	%(h)	59.8%		59.2	%(i)

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	During 2003, the Fund processed a significant (relative to the Class) “As Of” transaction that resulted in a gain to the remaining shareholders of the Class. In accordance with the Fund’s shareholder processing policies, this benefit inures to all the shareholders of the Class. Had such a gain not been recognized, the total return amounts expressed herein would have been smaller.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

(g)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM Growth Fund.

(h)	Portfolio turnover rate excludes approximately $289,113,000 of securities from the acquisition of Principal Growth Fund, Inc.

(i)	Portfolio turnover rate excludes approximately $2,976,000 of securities from the acquisition of Technology Fund and $875,000 from portfolio realignment.

(j)	Total return is calculated without the contingent deferred sales charge.

(k)	Excludes expense reimbursement from Manager.

(l)	During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004	2003
LARGECAP S&P 500 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$11.06		$9.86	$8.66	$8.70		$8.06	$6.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.13	0.11	0.12		0.08	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)		1.21	1.22	0.56		0.61	1.23

Total From Investment Operations	(1.08)		1.34	1.33	0.68		0.69	1.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.11)	(0.09)	(0.13)		(0.05)	(0.04)
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	(0.59)		—	—

Total Dividends and Distributions	(0.25)		(0.14)	(0.13)	(0.72)		(0.05)	(0.04)

Net Asset Value, End of Period	$9.73		$11.06	$9.86	$8.66		$8.70	$8.06

Total Return	(9.93	)%(c)	13.80%	15.45%	7.91%		8.58%	19.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$164,130		$181,330	$129,817	$103,889		$91,855	$31,362
Ratio of Expenses to Average Net Assets	0.72	%(d)	0.72%	0.72%	0.72%		0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	1.43	%(d)	1.27%	1.25%	1.36%		0.95%	1.04%
Portfolio Turnover Rate	3.9	%(d)	5.6%	3.7%	11.5	%(e)	67.3%	1.1%

	2008(a)		2007	2006	2005		2004	2003
LARGECAP S&P 500 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$11.03		$9.84	$8.63	$8.69		$8.06	$6.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.11	0.10	0.10		0.07	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)		1.20	1.22	0.56		0.59	1.26

Total From Investment Operations	(1.09)		1.31	1.32	0.66		0.66	1.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.09)	(0.07)	(0.13)		(0.03)	(0.03)
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	(0.59)		—	—

Total Dividends and Distributions	(0.23)		(0.12)	(0.11)	(0.72)		(0.03)	(0.03)

Net Asset Value, End of Period	$9.71		$11.03	$9.84	$8.63		$8.69	$8.06

Total Return	(10.03	)%(c)	13.52%	15.41%	7.65%		8.26%	19.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$62,521		$70,976	$70,430	$60,110		$50,014	$20,010
Ratio of Expenses to Average Net Assets	0.90	%(d)	0.90%	0.90%	0.90%		0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	1.25	%(d)	1.10%	1.08%	1.17%		0.77%	0.85%
Portfolio Turnover Rate	3.9	%(d)	5.6%	3.7%	11.5	%(e)	67.3%	1.1%

	2008(a)		2007	2006	2005
LARGECAP S&P 500 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.99		$9.80	$8.61	$8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.10	0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		1.20	1.21	0.58

Total From Investment Operations	(1.09)		1.30	1.29	0.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.08)	(0.06)	(0.12)
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	(0.59)

Total Dividends and Distributions	(0.22)		(0.11)	(0.10)	(0.71)

Net Asset Value, End of Period	$9.68		$10.99	$9.80	$8.61

Total Return	(10.09	)%(c)	13.43%	15.07%	7.53	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,332		$13,456	$7,086	$1,312
Ratio of Expenses to Average Net Assets	1.03	%(d)	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.11	%(d)	0.94%	0.88%	0.66%
Portfolio Turnover Rate	3.9	%(d)	5.6%	3.7%	11.5	%(e)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
LARGECAP S&P 500 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period	$10.95		$9.76	$8.56	$8.62		$7.99	$6.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.13	0.11	0.10		0.07	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		1.19	1.21	0.56		0.58	1.24

Total From Investment Operations	(1.07)		1.32	1.32	0.66		0.65	1.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.10)	(0.08)	(0.13)		(0.02)	(0.02)
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	(0.59)		—	—

Total Dividends and Distributions	(0.25)		(0.13)	(0.12)	(0.72)		(0.02)	(0.02)

Net Asset Value, End of Period	$9.63		$10.95	$9.76	$8.56		$8.62	$7.99

Total Return(f)	(9.96	)%(c)	13.73%	15.48%	7.72%		8.19%	19.19%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$368,920		$423,409	$371,614	$309,862		$247,010	$154,666
Ratio of Expenses to Average Net Assets	0.68	%(d)	0.75%	0.82%	0.86%		0.90%	1.11%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	—	—		0.90%	1.13%
Ratio of Net Investment Income to Average Net Assets	1.48	%(d)	1.24%	1.16%	1.20%		0.78%	0.66%
Portfolio Turnover Rate	3.9	%(d)	5.6%	3.7%	11.5	%(e)	67.3%	1.1%

	2008(a)		2007	2006	2005		2004	2003
LARGECAP S&P 500 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$11.08		$9.88	$8.67	$8.67		$8.04	$6.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.19	0.16	0.13		0.13	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		1.21	1.23	0.59		0.60	1.24

Total From Investment Operations	(1.05)		1.40	1.39	0.72		0.73	1.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.17)	(0.14)	(0.13)		(0.10)	(0.08)
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	(0.59)		—	—

Total Dividends and Distributions	(0.31)		(0.20)	(0.18)	(0.72)		(0.10)	(0.08)

Net Asset Value, End of Period	$9.72		$11.08	$9.88	$8.67		$8.67	$8.04

Total Return	(9.67	)%(c)	14.42%	16.22%	8.48%		9.10%	20.35%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$119,956		$87,900	$30,128	$4,270		$10	$114,300
Ratio of Expenses to Average Net Assets	0.15	%(d)	0.15%	0.15%	0.15%		0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.94	%(d)	1.79%	1.74%	1.65%		1.55%	1.54%
Portfolio Turnover Rate	3.9	%(d)	5.6%	3.7%	11.5	%(e)	67.3%	1.1%

	2008(a)		2007	2006	2005		2004	2003
LARGECAP S&P 500 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period	$11.17		$9.96	$8.74	$8.75		$8.12	$6.83
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.17	0.14	0.14		0.11	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)		1.21	1.24	0.57		0.60	1.25

Total From Investment Operations	(1.07)		1.38	1.38	0.71		0.71	1.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)		(0.14)	(0.12)	(0.13)		(0.08)	(0.06)
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	(0.59)		—	—

Total Dividends and Distributions	(0.28)		(0.17)	(0.16)	(0.72)		(0.08)	(0.06)

Net Asset Value, End of Period	$9.82		$11.17	$9.96	$8.74		$8.75	$8.12

Total Return	(9.73	)%(c)	14.11%	15.89%	8.25%		8.72%	19.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$223,540		$250,112	$213,092	$156,818		$122,210	$83,580
Ratio of Expenses to Average Net Assets	0.41	%(d)	0.41%	0.41%	0.41%		0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.74	%(d)	1.59%	1.56%	1.66%		1.26%	1.37%
Portfolio Turnover Rate	3.9	%(d)	5.6%	3.7%	11.5	%(e)	67.3%	1.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
LARGECAP S&P 500 INDEX FUND
Select shares
Net Asset Value, Beginning of Period	$11.11		$9.91	$8.69	$8.72		$8.08	$6.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.15	0.13	0.13		0.10	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)		1.21	1.23	0.56		0.61	1.24

Total From Investment Operations	(1.08)		1.36	1.36	0.69		0.71	1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.13)	(0.10)	(0.13)		(0.07)	(0.06)
Distributions from Realized Gains	(0.12)		(0.03)	(0.04)	(0.59)		—	—

Total Dividends and Distributions	(0.27)		(0.16)	(0.14)	(0.72)		(0.07)	(0.06)

Net Asset Value, End of Period	$9.76		$11.11	$9.91	$8.69		$8.72	$8.08

Total Return	(9.90	)%(c)	13.94%	15.85%	8.03%		8.77%	19.78%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$74,482		$63,469	$40,489	$16,902		$10,000	$3,245
Ratio of Expenses to Average Net Assets	0.53	%(d)	0.53%	0.53%	0.53%		0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	1.60	%(d)	1.45%	1.41%	1.49%		1.13%	1.27%
Portfolio Turnover Rate	3.9	%(d)	5.6%	3.7%	11.5	%(e)	67.3%	1.1%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Portfolio turnover rate excludes approximately $71,356,000 of securities from the acquisition of Principal LargeCap Stock Index Fund, Inc.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$13.44		$13.02	$11.26	$10.65		$9.77		$8.23
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.17	0.16	0.17		0.09		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.27)		1.00	1.97	0.95		0.86		1.50

Total From Investment Operations	(1.17)		1.17	2.13	1.12		0.95		1.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.15)	(0.08)	(0.13)		(0.07)		(0.04)
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	(0.38)		—		—

Total Dividends and Distributions	(1.19)		(0.75)	(0.37)	(0.51)		(0.07)		(0.04)

Net Asset Value, End of Period	$11.08		$13.44	$13.02	$11.26		$10.65		$9.77

Total Return	(9.24	)%(c)	9.39%	19.39%	10.73%		9.71%		19.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,736		$3,258	$2,910	$652		$911		$248
Ratio of Expenses to Average Net Assets	1.02	%(d)	1.01%	1.02%	1.02%		1.02%		1.01%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.02	%(e)	1.02	%(e)
Ratio of Net Investment Income to Average Net Assets	1.70	%(d)	1.32%	1.29%	1.48%		0.87%		1.03%
Portfolio Turnover Rate	123.3	%(d)	100.3%	92.8%	181.1	%(f)	228.4%		179.1%

	2008(a)		2007	2006	2005		2004		2003
LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$13.45		$13.03	$11.28	$10.67		$9.81		$8.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.16	0.14	0.11		0.09		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)		0.99	1.96	1.01		0.82		1.54

Total From Investment Operations	(1.17)		1.15	2.10	1.12		0.91		1.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.13)	(0.06)	(0.13)		(0.05)		(0.02)
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	(0.38)		—		—

Total Dividends and Distributions	(1.17)		(0.73)	(0.35)	(0.51)		(0.05)		(0.02)

Net Asset Value, End of Period	$11.11		$13.45	$13.03	$11.28		$10.67		$9.81

Total Return	(9.24	)%(c)	9.18%	19.05%	10.69%		9.26%		19.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,379		$3,608	$4,962	$3,993		$1,388		$2,220
Ratio of Expenses to Average Net Assets	1.20	%(d)	1.19%	1.20%	1.20%		1.19%		1.20%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.20	%(e)	1.20	%(e)
Ratio of Net Investment Income to Average Net Assets	1.56	%(d)	1.18%	1.19%	0.97%		0.82%		0.84%
Portfolio Turnover Rate	123.3	%(d)	100.3%	92.8%	181.1	%(f)	228.4%		179.1%

	2008(a)		2007	2006	2005
LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$13.44		$13.02	$11.27	$10.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.13	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)		1.00	1.97	1.05

Total From Investment Operations	(1.18)		1.13	2.09	1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.11)	(0.05)	(0.13)
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	(0.38)

Total Dividends and Distributions	(1.16)		(0.71)	(0.34)	(0.51)

Net Asset Value, End of Period	$11.10		$13.44	$13.02	$11.27

Total Return	(9.36	)%(c)	9.04%	18.91%	10.38	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,082		$1,010	$692	$217
Ratio of Expenses to Average Net Assets	1.33	%(d)	1.32%	1.33%	1.33%
Ratio of Net Investment Income to Average Net Assets	1.35	%(d)	1.00%	0.99%	0.37%
Portfolio Turnover Rate	123.3	%(d)	100.3%	92.8%	181.1	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$13.37		$12.94	$11.19	$10.61		$9.74		$8.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.16	0.14	0.10		0.06		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.26)		0.99	1.95	0.98		0.82		1.50

Total From Investment Operations	(1.17)		1.15	2.09	1.08		0.88		1.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.12)	(0.05)	(0.12)		(0.01)		(0.01)
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	(0.38)		—		—

Total Dividends and Distributions	(1.18)		(0.72)	(0.34)	(0.50)		(0.01)		(0.01)

Net Asset Value, End of Period	$11.02		$13.37	$12.94	$11.19		$10.61		$9.74

Total Return(g)	(9.29	)%(c)	9.32%	19.11%	10.45%		9.07%		18.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$53,672		$60,957	$50,418	$28,185		$18,334		$10,876
Ratio of Expenses to Average Net Assets	1.06	%(d)	1.11%	1.21%	1.31%		1.35%		1.62%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	—	—		1.36	%(e)	1.91	%(e)
Ratio of Net Investment Income to Average Net Assets	1.64	%(d)	1.22%	1.14%	0.93%		0.62%		0.38%
Portfolio Turnover Rate	123.3	%(d)	100.3%	92.8%	181.1	%(f)	228.4%		179.1%

	2008(a)		2007	2006	2005		2004		2003
LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.56		$13.13	$11.36	$10.67		$9.82		$$8.27
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.13		0.25	0.23	0.20		0.16		0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.27)		1.01	1.98	1.00		0.81		1.50

Total From Investment Operations	(1.14)		1.26	2.21	1.20		0.97		1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.23)	(0.15)	(0.13)		(0.12)		(0.09)
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	(0.38)		—		—

Total Dividends and Distributions	(1.26)		(0.83)	(0.44)	(0.51)		(0.12)		(0.09)

Net Asset Value, End of Period	$11.16		$13.56	$13.13	$11.36		$10.67		$9.82

Total Return	(8.96	)%(c)	10.04%	19.99%	11.54%		9.97%		19.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$499,501		$467,050	$354,854	$197,923		$97,881		$59,663
Ratio of Expenses to Average Net Assets	0.45	%(d)	0.44%	0.45%	0.45%		0.44%		0.45%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.45	%(e)	0.45	%(e)
Ratio of Net Investment Income to Average Net Assets	2.23	%(d)	1.88%	1.91%	1.77%		1.51%		1.59%
Portfolio Turnover Rate	123.3	%(d)	100.3%	92.8%	181.1	%(f)	228.4%	%	179.1%

	2008(a)		2007	2006	2005		2004		2003
LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period	$13.55		$13.12	$11.35	$10.69		$9.83		$8.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11		0.21	0.20	0.17		0.13		0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.27)		1.01	1.98	1.00		0.83		1.52

Total From Investment Operations	(1.16)		1.22	2.18	1.17		0.96		1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.19)	(0.12)	(0.13)		(0.10)		(0.07)
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	(0.38)		—		—

Total Dividends and Distributions	(1.23)		(0.79)	(0.41)	(0.51)		(0.10)		(0.07)

Net Asset Value, End of Period	$11.16		$13.55	$13.12	$11.35		$10.69		$9.83

Total Return	(9.12	)%(c)	9.75%	19.69%	11.20%		9.78%		19.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,132		$9,482	$9,450	$5,810		$3,716		$3,282
Ratio of Expenses to Average Net Assets	0.71	%(d)	0.70%	0.71%	0.71%		0.70%		0.71%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.71	%(e)	0.71	%(e)
Ratio of Net Investment Income to Average Net Assets	2.01	%(d)	1.62%	1.65%	1.53%		1.27%		1.35%
Portfolio Turnover Rate	123.3	%(d)	100.3%	92.8%	181.1	%(f)	228.4%		179.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period	$13.46		$13.04	$11.28	$10.64		$9.79		$8.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11		0.20	0.18	0.13		0.12		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.27)		1.00	1.97	1.02		0.81		1.50

Total From Investment Operations	(1.16)		1.20	2.15	1.15		0.93		1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)		(0.18)	(0.10)	(0.13)		(0.08)		(0.06)
Distributions from Realized Gains	(1.04)		(0.60)	(0.29)	(0.38)		—		—

Total Dividends and Distributions	(1.21)		(0.78)	(0.39)	(0.51)		(0.08)		(0.06)

Net Asset Value, End of Period	$11.09		$13.46	$13.04	$11.28		$10.64		$9.79

Total Return	(9.14	)%(c)	9.60%	19.57%	11.05%		9.58%		19.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,590		$1,928	$1,278	$739		$15		$10
Ratio of Expenses to Average Net Assets	0.83	%(d)	0.82%	0.83%	0.83%		0.83%		0.82%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.83	%(e)	0.83	%(e)
Ratio of Net Investment Income to Average Net Assets	1.89	%(d)	1.49%	1.51%	1.15%		1.14%		1.24%
Portfolio Turnover Rate	123.3	%(d)	100.3%	92.8%	181.1	%(f)	228.4%		179.1%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $329,124,000 of securities from the acquisition of Principal Capital Value Fund, Inc.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
MIDCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$15.91		$14.83	$13.72	$12.90		$11.32		$9.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)	0.01	0.08		—		—
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		2.53	1.81	1.64		1.68		2.32

Total From Investment Operations	(0.97)		2.50	1.82	1.72		1.68		2.32
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.03)		(0.05)		(0.02)
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	(0.87)		(0.05)		—
Tax Return of Capital Distribution	—		—	—	—		—		(0.02)

Total Dividends and Distributions	(1.48)		(1.42)	(0.71)	(0.90)		(0.10)		(0.04)

Net Asset Value, End of Period	$13.46		$15.91	$14.83	$13.72		$12.90		$11.32

Total Return	(6.46	)%(c)	18.12%	13.72%	13.79%		14.83%		25.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,874		$10,101	$6,374	$3,207		$3,084		$3,744
Ratio of Expenses to Average Net Assets	1.22	%(d)	1.21%	1.21%	1.22%		1.22%		1.22%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.22	%(e)	1.22	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.14	)%(d)	(0.17)%	0.07%	0.57%		0.28%		0.22%
Portfolio Turnover Rate	24.2	%(d)	30.6%	43.4%	133.8	%(f)	60.8	%(g)	35.3	%(h)

	2008(a)		2007	2006	2005		2004		2003
MIDCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.74		$14.71	$13.64	$12.85		$11.30		$9.02
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.05)	(0.01)	0.04		—		—
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)		2.50	1.79	1.65		1.63		2.30

Total From Investment Operations	(0.97)		2.45	1.78	1.69		1.63		2.30
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.03)		(0.03)		(0.01)
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	(0.87)		(0.05)		—
Tax Return of Capital Distribution	—		—	—	—		—		(0.01)

Total Dividends and Distributions	(1.48)		(1.42)	(0.71)	(0.90)		(0.08)		(0.02)

Net Asset Value, End of Period	$13.29		$15.74	$14.71	$13.64		$12.85		$11.30

Total Return	(6.54	)%(c)	17.90%	13.49%	13.59%		14.39%		25.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,722		$3,312	$2,631	$3,212		$934		$2,221
Ratio of Expenses to Average Net Assets	1.40	%(d)	1.39%	1.39%	1.40%		1.40%		1.40%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.40	%(e)	1.40	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.33	)%(d)	(0.34)%	(0.10)%	0.34%		0.28%		0.03%
Portfolio Turnover Rate	24.2	%(d)	30.6%	43.4%	133.8	%(f)	60.8	%(g)	35.3	%(h)

	2008(a)		2007	2006	2005
MIDCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.73		$14.73	$13.68	$12.88
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.07)	(0.04)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.95)		2.49	1.80	1.67

Total From Investment Operations	(0.98)		2.42	1.76	1.69
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.02)
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	(0.87)

Total Dividends and Distributions	(1.48)		(1.42)	(0.71)	(0.89)

Net Asset Value, End of Period	$13.27		$15.73	$14.73	$13.68

Total Return	(6.61	)%(c)	17.66%	13.30%	13.61	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,457		$1,323	$467	$278
Ratio of Expenses to Average Net Assets	1.53	%(d)	1.52%	1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	(0.46	)%(d)	(0.49)%	(0.26)%	0.17%
Portfolio Turnover Rate	24.2	%(d)	30.6%	43.4%	133.8	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
MIDCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period	$15.60		$14.58	$13.52	$12.75		$11.20		$8.95
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)	(0.01)	0.05		—		—
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)		2.47	1.78	1.61		1.61		2.25

Total From Investment Operations	(0.95)		2.44	1.77	1.66		1.61		2.25
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.02)		(0.01)		—
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	(0.87)		(0.05)		—

Total Dividends and Distributions	(1.48)		(1.42)	(0.71)	(0.89)		(0.06)		—

Net Asset Value, End of Period	$13.17		$15.60	$14.58	$13.52		$12.75		$11.20

Total Return(i)	(6.46	)%(c)	18.00%	13.54%	13.53%		14.32%		25.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$191,441		$212,869	$157,731	$117,300		$75,490		$41,132
Ratio of Expenses to Average Net Assets	1.24	%(d)	1.28%	1.35%	1.43%		1.49%		1.68%
Ratio of Gross Expenses to Average Net Assets(j)	—		—	—	—		1.49	%(e)	1.78	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.16	)%(d)	(0.23)%	(0.07)%	0.35%		0.27%		(0.27)%
Portfolio Turnover Rate	24.2	%(d)	30.6%	43.4%	133.8	%(f)	60.8	%(g)	35.3	%(h)

	2008(a)		2007	2006	2005		2004		2003
MIDCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.99		$14.92	$13.79	$12.90		$11.28		$9.01
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.04	0.09	0.15		0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.97)		2.53	1.83	1.64		1.76		2.35

Total From Investment Operations	(0.94)		2.57	1.92	1.79		1.78		2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.08)	(0.08)	(0.03)		(0.11)		(0.04)
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	(0.87)		(0.05)		—
Tax Return of Capital Distribution	—		—	—	—		—		(0.05)

Total Dividends and Distributions	(1.48)		(1.50)	(0.79)	(0.90)		(0.16)		(0.09)

Net Asset Value, End of Period	$13.57		$15.99	$14.92	$13.79		$12.90		$11.28

Total Return	(6.23	)%(c)	18.64%	14.43%	14.42%		15.89%		26.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,202		$1,378	$13	$12		$11		$697
Ratio of Expenses to Average Net Assets	0.65	%(d)	0.64%	0.64%	0.65%		0.64%		0.65%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.65	%(e)	0.65	%(e)
Ratio of Net Investment Income to Average Net Assets	0.39	%(d)	0.23%	0.65%	1.15%		1.71%		0.69%
Portfolio Turnover Rate	24.2	%(d)	30.6%	43.4%	133.8	%(f)	60.8	%(g)	35.3	%(h)

	2008(a)		2007	2006	2005		2004		2003
MIDCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.98		$14.90	$13.78	$12.92		$11.36		$9.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.02	0.06	0.11		0.01		—
Net Realized and Unrealized Gain (Loss) on Investments	(0.96)		2.52	1.81	1.65		1.68		2.36

Total From Investment Operations	(0.95)		2.54	1.87	1.76		1.69		2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.04)	(0.04)	(0.03)		(0.08)		(0.03)
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	(0.87)		(0.05)		—
Tax Return of Capital Distribution	—		—	—	—		—		(0.04)

Total Dividends and Distributions	(1.48)		(1.46)	(0.75)	(0.90)		(0.13)		(0.07)

Net Asset Value, End of Period	$13.55		$15.98	$14.90	$13.78		$12.92		$11.36

Total Return	(6.30	)%(c)	18.39%	14.06%	14.13%		14.95%		26.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,941		$26,379	$20,033	$23,927		$5,514		$5,764
Ratio of Expenses to Average Net Assets	0.91	%(d)	0.90%	0.90%	0.91%		0.91%		0.91%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.91	%(e)	0.91	%(e)
Ratio of Net Investment Income to Average Net Assets	0.17	%(d)	0.15%	0.42%	0.84%		0.85%		0.50%
Portfolio Turnover Rate	24.2	%(d)	30.6%	43.4%	133.8	%(f)	60.8	%(g)	35.3	%(h)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
MIDCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period	$16.13		$15.02	$13.90	$13.04		$11.34		$9.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		—	0.03	0.10		0.01		—
Net Realized and Unrealized Gain (Loss) on Investments	(0.97)		2.56	1.82	1.66		1.81		2.34

Total From Investment Operations	(0.97)		2.56	1.85	1.76		1.82		2.34
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.03)	(0.02)	(0.03)		(0.07)		(0.02)
Distributions from Realized Gains	(1.48)		(1.42)	(0.71)	(0.87)		(0.05)		—
Tax Return of Capital Distribution	—		—	—	—		—		(0.03)

Total Dividends and Distributions	(1.48)		(1.45)	(0.73)	(0.90)		(0.12)		(0.05)

Net Asset Value, End of Period	$13.68		$16.13	$15.02	$13.90		$13.04		$11.34

Total Return	(6.37	)%(c)	18.29%	13.80%	13.98%		16.07	%(k)	26.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,171		$6,618	$5,352	$2,992		$1,176		$2,096
Ratio of Expenses to Average Net Assets	1.03	%(d)	1.02%	1.02%	1.03%		1.03%		1.03%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.03	%(e)	1.03	%(e)
Ratio of Net Investment Income to Average Net Assets	0.04	%(d)	0.03%	0.23%	0.78%		1.13%		0.41%
Portfolio Turnover Rate	24.2	%(d)	30.6%	43.4%	133.8	%(f)	60.8	%(g)	35.3	%(h)

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $574,898,000 of securities from the acquisition of Principal MidCap Fund, Inc.

(g)	Portfolio turnover rate excludes approximately $3,858,000 from portfolio realignment from the acquisition of Partners MidCap Blend Fund.

(h)	Portfolio turnover rate excludes approximately $6,912,000 of securities from the acquisition of Partners MidCap Blend Fund and $2,567,000 from portfolio realignment.

(i)	Total return is calculated without the contingent deferred sales charge.

(j)	Excludes expense reimbursement from Manager.

(k)	During fiscal year 2004, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$8.96		$6.79	$6.38	$5.52	$5.38		$4.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.05)	(0.05)	(0.05)	(0.04)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.35)		2.22	0.46	0.91	0.18		1.27

Total From Investment Operations	(0.37)		2.17	0.41	0.86	0.14		1.23
Less Dividends and Distributions:
Distributions from Realized Gains	(0.57)		—	—	—	—		—

Total Dividends and Distributions	(0.57)		—	—	—	—		—

Net Asset Value, End of Period	$8.02		$8.96	$6.79	$6.38	$5.52		$5.38

Total Return	(4.50	)%(c)	31.96%	6.43%	15.58%	2.60%		29.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,589		$1,582	$1,821	$555	$46		$21
Ratio of Expenses to Average Net Assets	1 .24	%(d)	1.22%	1.22%	1.22%	1.22%		1.16%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1 .22	%(e)	1 .22	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.54	)%(d)	(0.61)%	(0.72)%	(0.87)%	(0.74)%		(0.71)%
Portfolio Turnover Rate	149.2	%(d)	153.9%	146.1%	233.8%	324.2%		290.7%

	2008(a)		2007	2006	2005	2004		2003
MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$8.84		$6.71	$6.32	$5.48	$5.35		$4.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.06)	(0.06)	(0.06)	(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)		2.19	0.45	0.90	0.18		1.26

Total From Investment Operations	(0.37)		2.13	0.39	0.84	0.13		1.21
Less Dividends and Distributions:
Distributions from Realized Gains	(0.57)		—	—	—	—		—

Total Dividends and Distributions	(0.57)		—	—	—	—		—

Net Asset Value, End of Period	$7.90		$8.84	$6.71	$6.32	$5.48		$5.35

Total Return	(4.57	)%(c)	31.74%	6.17%	15.33%	2.43%		29.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$753		$731	$1,992	$843	$689		$592
Ratio of Expenses to Average Net Assets	1 .42	%(d)	1.40%	1.40%	1.40%	1.40%		1.40%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1 .40	%(e)	1 .40	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.71	)%(d)	(0.81)%	(0.90)%	(1.03)%	(0.88)%		(0.95)%
Portfolio Turnover Rate	149.2	%(d)	153.9%	146.1%	233.8%	324.2%		290.7%

	2008(a)		2007	2006	2005
MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$8.64		$6.56	$6.18	$5.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.07)	(0.07)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)		2.15	0.45	0.88

Total From Investment Operations	(0.37)		2.08	0.38	0.81
Less Dividends and Distributions:
Distributions from Realized Gains	(0.57)		—	—	—

Total Dividends and Distributions	(0.57)		—	—	—

Net Asset Value, End of Period	$7.70		$8.64	$6.56	$6.18

Total Return	(4 .68	)%(c)	31.71%	6.15%	15 .08	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$417		$272	$120	$11
Ratio of Expenses to Average Net Assets	1 .55	%(d)	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	(0.84	)%(d)	(0.95)%	(1.05)%	(1.15)%
Portfolio Turnover Rate	149.2	%(d)	153.9%	146.1%	233.8%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$8.33		$6.32	$5.95	$5.17	$5.06		$3.94
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.06)	(0.06)	(0.07)	(0.06)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.33)		2.07	0.43	0.85	0.17		1.18

Total From Investment Operations	(0.36)		2.01	0.37	0.78	0.11		1.12
Less Dividends and Distributions:
Distributions from Realized Gains	(0.57)		—	—	—	—		—

Total Dividends and Distributions	(0.57)		—	—	—	—		—

Net Asset Value, End of Period	$7.40		$8.33	$6.32	$5.95	$5.17		$5.06

Total Return(f)	(4.73	)%(c)	31.80%	6.22%	15.09%	2.17%		28.43%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,456		$28,144	$20,359	$18,341	$14,824		$10,116
Ratio of Expenses to Average Net Assets	1.42	%(d)	1.44%	1.48%	1.58%	1.65%		1.83%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	—	—	1 .65	%(e)	2 .23	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.71	)%(d)	(0.85)%	(0.98)%	(1.21)%	(1.13)%		(1.38)%
Portfolio Turnover Rate	149.2	%(d)	153.9%	146.1%	233.8%	324.2%		290.7%

	2008(a)		2007	2006	2005	2004		2003
MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$8.87		$6.68	$6.24	$5.37	$5.21		$4.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		—	(0.01)	(0.01)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.34)		2.19	0.45	0.88	0.17		1.23

Total From Investment Operations	(0.34)		2.19	0.44	0.87	0.16		1.21
Less Dividends and Distributions:
Distributions from Realized Gains	(0.57)		—	—	—	—		—

Total Dividends and Distributions	(0.57)		—	—	—	—		—

Net Asset Value, End of Period	$7.96		$8.87	$6.68	$6.24	$5.37		$5.21

Total Return	(4.19	)%(c)	32.78%	7.05%	16.20%	3.07%		30.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,069		$9,799	$3,945	$11	$5,937		$5,861
Ratio of Expenses to Average Net Assets	0.67	%(d)	0.65%	0.65%	0.65%	0.65%		0.65%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0 .65	%(e)	0 .65	%(e)
Ratio of Net Investment Income to Average Net Assets	0.04	%(d)	(0.05)%	(0.18)%	(0.18)%	(0.13)%		(0.39)%
Portfolio Turnover Rate	149.2	%(d)	153.9%	146.1%	233.8%	324.2%		290.7%

	2008(a)		2007	2006	2005	2004		2003
MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period	$9.15		$6.91	$6.47	$5.59	$5.43		$4.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)	(0.03)	(0.03)	(0.02)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		2.27	0.47	0.91	0.18		1.27

Total From Investment Operations	(0.37)		2.24	0.44	0.88	0.16		1.25
Less Dividends and Distributions:
Distributions from Realized Gains	(0.57)		—	—	—	—		—

Total Dividends and Distributions	(0.57)		—	—	—	—		—

Net Asset Value, End of Period	$8.21		$9.15	$6.91	$6.47	$5.59		$5.43

Total Return	(4 .40	)%(c)	32.42%	6.80%	15.74%	2.95%		29.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,177		$4,651	$1,410	$166	$80		$19
Ratio of Expenses to Average Net Assets	0 .93	%(d)	0.91%	0.91%	0.91%	0.91%		0.91%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0 .91	%(e)	0 .91	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.23	)%(d)	(0.34)%	(0.42)%	(0.54)%	(0.42)%		(0.44)%
Portfolio Turnover Rate	149.2	%(d)	153.9%	146.1%	233.8%	324.2%		290.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period	$9.07		$6.85	$6.43	$5.56	$5.41		$4.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)	(0.04)	(0.04)	(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		2.25	0.46	0.91	0.18		1.27

Total From Investment Operations	(0.37)		2.22	0.42	0.87	0.15		1.24
Less Dividends and Distributions:
Distributions from Realized Gains	(0.57)		—	—	—	—		—

Total Dividends and Distributions	(0.57)		—	—	—	—		—

Net Asset Value, End of Period	$8.13		$9.07	$6.85	$6.43	$5.56		$5.41

Total Return	(4.44	)%(c)	32.41%	6.53%	15.65%	2.77%		29.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,072		$428	$347	$28	$24		$43
Ratio of Expenses to Average Net Assets	1.05	%(d)	1.03%	1.03%	1.03%	1.02%		1.01%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.03	%(e)	1.03	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.30	)%(d)	(0.44)%	(0.55)%	(0.69)%	(0.50)%		(0.54)%
Portfolio Turnover Rate	149.2	%(d)	153.9%	146.1%	233.8%	324.2%		290.7%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
MIDCAP S&P 400 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$16.45		$14.71	$13.64	$12.04	$11.08	$8.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.12	0.10	0.09	0.05	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.19)		2.19	1.59	1.89	1.06	2.49

Total From Investment Operations	(1.14)		2.31	1.69	1.98	1.11	2.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.10)	(0.07)	(0.05)	(0.03)	(0.02)
Distributions from Realized Gains	(1.01)		(0.47)	(0.55)	(0.33)	(0.12)	—

Total Dividends and Distributions	(1.11)		(0.57)	(0.62)	(0.38)	(0.15)	(0.02)

Net Asset Value, End of Period	$14.20		$16.45	$14.71	$13.64	$12.04	$11.08

Total Return	(7.22	)%(c)	16.17%	12.68%	16.65%	10.09%	29.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$40,132		$44,430	$31,387	$16,978	$6,197	$2,145
Ratio of Expenses to Average Net Assets	0.73	%(d)	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	0.76	%(d)	0.80%	0.72%	0.61%	0.41%	0.47%
Portfolio Turnover Rate	24.7	%(d)	36.1%	31.7%	52.1%	55.9%	41.4%

	2008(a)		2007	2006	2005	2004	2003
MIDCAP S&P 400 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$16.39		$14.66	$13.59	$12.02	$11.07	$8.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.10	0.08	0.06	0.03	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.18)		2.17	1.58	1.88	1.05	2.48

Total From Investment Operations	(1.14)		2.27	1.66	1.94	1.08	2.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.07)	(0.04)	(0.04)	(0.01)	(0.01)
Distributions from Realized Gains	(1.01)		(0.47)	(0.55)	(0.33)	(0.12)	—

Total Dividends and Distributions	(1.09)		(0.54)	(0.59)	(0.37)	(0.13)	(0.01)

Net Asset Value, End of Period	$14.16		$16.39	$14.66	$13.59	$12.02	$11.07

Total Return	(7.29	)%(c)	15.93%	12.53%	16.40%	9.82%	29.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,156		$26,702	$24,315	$17,216	$9,549	$3,069
Ratio of Expenses to Average Net Assets	0.91	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	0.58	%(d)	0.65%	0.55%	0.42%	0.23%	0.28%
Portfolio Turnover Rate	24.7	%(d)	36.1%	31.7%	52.1%	55.9%	41.4%

	2008(a)		2007	2006	2005
MIDCAP S&P 400 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$16.18		$14.47	$13.44	$11.90
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.07	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.17)		2.16	1.54	1.89

Total From Investment Operations	(1.14)		2.23	1.60	1.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.05)	(0.02)	(0.04)
Distributions from Realized Gains	(1.01)		(0.47)	(0.55)	(0.33)

Total Dividends and Distributions	(1.07)		(0.52)	(0.57)	(0.37)

Net Asset Value, End of Period	$13.97		$16.18	$14.47	$13.44

Total Return	(7.37	)%(c)	15.86%	12.23%	16.30	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,073		$5,940	$2,468	$326
Ratio of Expenses to Average Net Assets	1.04	%(d)	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	0.44	%(d)	0.43%	0.40%	0.15%
Portfolio Turnover Rate	24.7	%(d)	36.1%	31.7%	52.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
MIDCAP S&P 400 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period	$16.02		$14.32	$13.29	$11.77	$10.84	$8.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.11	0.08	0.04	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.16)		2.13	1.53	1.85	1.04	2.43

Total From Investment Operations	(1.11)		2.24	1.61	1.89	1.05	2.42
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.07)	(0.03)	(0.04)	—	—
Distributions from Realized Gains	(1.01)		(0.47)	(0.55)	(0.33)	(0.12)	—

Total Dividends and Distributions	(1.10)		(0.54)	(0.58)	(0.37)	(0.12)	—

Net Asset Value, End of Period	$13.81		$16.02	$14.32	$13.29	$11.77	$10.84

Total Return(e)	(7.24	)%(c)	16.13%	12.44%	16.31%	9.72%	28.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$37,557		$42,497	$34,547	$27,806	$19,932	$13,620
Ratio of Expenses to Average Net Assets	0.79	%(d)	0.83%	0.91%	0.99%	1.04%	1.28%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	—	—	1.04%	1.48%
Ratio of Net Investment Income to Average Net Assets	0.70	%(d)	0.71%	0.54%	0.35%	0.11%	(0.10)%
Portfolio Turnover Rate	24.7	%(d)	36.1%	31.7%	52.1%	55.9%	41.4%

	2008(a)		2007	2006	2005	2004	2003
MIDCAP S&P 400 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$16.31		$14.59	$13.54	$11.90	$10.95	$8.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.09		0.20	0.17	0.14	0.12	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.17)		2.18	1.57	1.88	1.05	2.45

Total From Investment Operations	(1.08)		2.38	1.74	2.02	1.17	2.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.19)	(0.14)	(0.05)	(0.10)	(0.07)
Distributions from Realized Gains	(1.01)		(0.47)	(0.55)	(0.33)	(0.12)	—

Total Dividends and Distributions	(1.19)		(0.66)	(0.69)	(0.38)	(0.22)	(0.07)

Net Asset Value, End of Period	$14.04		$16.31	$14.59	$13.54	$11.90	$10.95

Total Return	(6.89	)%(c)	16.87%	13.27%	17.25%	10.74%	30.23%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$42,081		$32,135	$12,591	$1,305	$12	$11
Ratio of Expenses to Average Net Assets	0.16	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.31	%(d)	1.29%	1.22%	1.05%	1.01%	1.03%
Portfolio Turnover Rate	24.7	%(d)	36.1%	31.7%	52.1%	55.9%	41.4%

	2008(a)		2007	2006	2005	2004	2003
MIDCAP S&P 400 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period	$16.55		$14.79	$13.72	$12.07	$11.11	$8.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.17	0.15	0.13	0.09	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.20)		2.21	1.58	1.90	1.06	2.49

Total From Investment Operations	(1.12)		2.38	1.73	2.03	1.15	2.56
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.15)	(0.11)	(0.05)	(0.07)	(0.05)
Distributions from Realized Gains	(1.01)		(0.47)	(0.55)	(0.33)	(0.12)	—

Total Dividends and Distributions	(1.16)		(0.62)	(0.66)	(0.38)	(0.19)	(0.05)

Net Asset Value, End of Period	$14.27		$16.55	$14.79	$13.72	$12.07	$11.11

Total Return	(7.09	)%(c)	16.59%	12.96%	17.06%	10.39%	29.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$59,908		$68,439	$49,931	$31,845	$21,076	$15,280
Ratio of Expenses to Average Net Assets	0.42	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	1.07	%(d)	1.11%	1.04%	0.93%	0.74%	0.77%
Portfolio Turnover Rate	24.7	%(d)	36.1%	31.7%	52.1%	55.9%	41.4%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
MIDCAP S&P 400 INDEX FUND
Select shares
Net Asset Value, Beginning of Period	$16.49		$14.74	$13.67	$12.05	$11.09	$8.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.15	0.13	0.11	0.07	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.19)		2.20	1.58	1.89	1.06	2.48

Total From Investment Operations	(1.12)		2.35	1.71	2.00	1.13	2.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.13)	(0.09)	(0.05)	(0.05)	(0.04)
Distributions from Realized Gains	(1.01)		(0.47)	(0.55)	(0.33)	(0.12)	—

Total Dividends and Distributions	(1.14)		(0.60)	(0.64)	(0.38)	(0.17)	(0.04)

Net Asset Value, End of Period	$14.23		$16.49	$14.74	$13.67	$12.05	$11.09

Total Return	(7.10	)%(c)	16.44%	12.87%	16.82%	10.29%	29.70%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,597		$16,038	$10,981	$5,575	$2,565	$1,607
Ratio of Expenses to Average Net Assets	0.54	%(d)	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	0.93	%(d)	0.98%	0.90%	0.81%	0.61%	0.67%
Portfolio Turnover Rate	24.7	%(d)	36.1%	31.7%	52.1%	55.9%	41.4%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Total return is calculated without the contingent deferred sales charge.

(f)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
MIDCAP STOCK FUND
Institutional shares
Net Asset Value, Beginning of Period	$20.87		$21.14	$19.47	$17.26	$15.50	$12.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.23	0.17	0.30	0.08	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		0.63	3.04	2.59	1.78	2.97

Total From Investment Operations	(1.79)		0.86	3.21	2.89	1.86	3.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.16)	(0.31)	(0.08)	(0.06)	(0.04)
Distributions from Realized Gains	(2.77)		(0.97)	(1.23)	(0.60)	(0.04)	—

Total Dividends and Distributions	(2.99)		(1.13)	(1.54)	(0.68)	(0.10)	(0.04)

Net Asset Value, End of Period	$16.09		$20.87	$21.14	$19.47	$17.26	$15.50

Total Return	(9.26	)%(c)	4.01%	17.41%	17.11%	12.02%	24.27%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$478,897		$560,661	$725,604	$766,698	$616,052	$369,772
Ratio of Expenses to Average Net Assets	0.76	%(d)	0.76%	0.78%	0.80%	0.80%	0.81%
Ratio of Gross Expenses to Average Net Assets(e)	—		—	0.78%	0.80%	0.80%	0.81%
Ratio of Net Investment Income to Average Net Assets	1.21	%(d)	1.04%	0.84%	1.64%	0.45%	0.42%
Portfolio Turnover Rate	26.3	%(d)	25.8%	22.0%	28.0%	23.0%	28.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$14.69		$14.31	$14.39	$12.92	$11.77		$9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.08	0.11	0.07	0.05		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.55)		1.22	1.96	2.25	1.16		2.03

Total From Investment Operations	(1.49)		1.30	2.07	2.32	1.21		2.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.10)	(0.07)	(0.03)	(0.06)		(0.05)
Distributions from Realized Gains	(1.14)		(0.82)	(2.08)	(0.82)	—		—

Total Dividends and Distributions	(1.22)		(0.92)	(2.15)	(0.85)	(0.06)		(0.05)

Net Asset Value, End of Period	$11.98		$14.69	$14.31	$14.39	$12.92		$11.77

Total Return	(10.80	)%(c)	9.37%	16.08%	18.65%	10.35%		21.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,127		$2,365	$786	$315	$1,587		$1,024
Ratio of Expenses to Average Net Assets	1.23	%(d)	1.22%	1.22%	1.22%	1.16%		1.20%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1 .23	%(e)	1.22	%(e)
Ratio of Net Investment Income to Average Net Assets	0.94	%(d)	0.53%	0.80%	0.51%	0.43%		0.58%
Portfolio Turnover Rate	75.1	%(d)	99.9%	102.8%	167.8%	225.4%		186.5%

	2008(a)		2007	2006	2005	2004		2003
MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$14.72		$14.34	$14.40	$12.96	$11.80		$9.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.05	0.08	0.05	0.03		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.55)		1.22	1.99	2.23	1.17		2.07

Total From Investment Operations	(1.51)		1.27	2.07	2.28	1.20		2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		(0.07)	(0.05)	(0.02)	(0.04)		(0.04)
Distributions from Realized Gains	(1.14)		(0.82)	(2.08)	(0.82)	—		—

Total Dividends and Distributions	(1.19)		(0.89)	(2.13)	(0.84)	(0.04)		(0.04)

Net Asset Value, End of Period	$12.02		$14.72	$14.34	$14.40	$12.96		$11.80

Total Return	(10.86	)%(c)	9.12%	15.99%	18.32%	10.20%		21.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,620		$1,602	$1,112	$438	$155		$89
Ratio of Expenses to Average Net Assets	1.41	%(d)	1.40%	1.40%	1.40%	1.34%		1.36%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1 .41	%(e)	1.40	%(e)
Ratio of Net Investment Income to Average Net Assets	0.73	%(d)	0.36%	0.59%	0.33%	0.24%		0.45%
Portfolio Turnover Rate	75.1	%(d)	99.9%	102.8%	167.8%	225.4%		186.5%

	2008(a)		2007	2006	2005
MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$14.66		$14.28	$14.34	$12.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.03	0.07	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.55)		1.22	1.98	2.18

Total From Investment Operations	(1.51)		1.25	2.05	2.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.05)	(0.03)	(0.02)
Distributions from Realized Gains	(1.14)		(0.82)	(2.08)	(0.82)

Total Dividends and Distributions	(1.18)		(0.87)	(2.11)	(0.84)

Net Asset Value, End of Period	$11.97		$14.66	$14.28	$14.34

Total Return	(10.94	)%(c)	9.03%	15.93%	17.84	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$452		$277	$93	$49
Ratio of Expenses to Average Net Assets	1.54	%(d)	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.65	%(d)	0.22%	0.50%	0.26%
Portfolio Turnover Rate	75.1	%(d)	99.9%	102.8%	167.8%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$14.56		$14.19	$14.26	$12.85	$11.68		$9.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.07	0.10	0.05	0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.54)		1.20	1.96	2.20	1.16		2.01

Total From Investment Operations	(1.48)		1.27	2.06	2.25	1.18		2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.08)	(0.05)	(0.02)	(0.01)		(0.02)
Distributions from Realized Gains	(1.14)		(0.82)	(2.08)	(0.82)	—		—

Total Dividends and Distributions	(1.21)		(0.90)	(2.13)	(0.84)	(0.01)		(0.02)

Net Asset Value, End of Period	$11.87		$14.56	$14.19	$14.26	$12.85		$11.68

Total Return(f)	(10.79	)%(c)	9.24%	16.12%	18.24%	10.15%		20.88%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$111,224		$137,723	$129,753	$111,378	$77,354		$47,750
Ratio of Expenses to Average Net Assets	1.24	%(d)	1.29%	1.34%	1.41%	1.47%		1.70%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	—	—	1.48	%(e)	1.77	%(e)
Ratio of Net Investment Income to Average Net Assets	0.93	%(d)	0.48%	0.71%	0.34%	0.12%		0.06%
Portfolio Turnover Rate	75.1	%(d)	99.9%	102.8%	167.8%	225.4%		186.5%

	2008(a)		2007	2006	2005		2004		2003
MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.21		$14.79	$14.79	$12.92		$11.77		$9.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.17	0.20	0.19		0.13		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		1.25	2.03	2.53		1.15		2.07

Total From Investment Operations	(1.51)		1.42	2.23	2.72		1.28		2.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.18)	(0.15)	(0.03)		(0.13)		(0.11)
Distributions from Realized Gains	(1.14)		(0.82)	(2.08)	(0.82)		—		—

Total Dividends and Distributions	(1.29)		(1.00)	(2.23)	(0.85)		(0.13)		(0.11)

Net Asset Value, End of Period	$12.41		$15.21	$14.79	$14.79		$12.92		$11.77

Total Return	(10.55	)%(c)	9.97%	16.83%	22.00	%(h)	10.98%		22.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8		$10	$5,893	$5,054		$806		$92
Ratio of Expenses to Average Net Assets	0.66	%(d)	0.65%	0.65%	0.65%		0.59%		0.65%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.67	%(e)	0.65	%(e)
Ratio of Net Investment Income to Average Net Assets	1.52	%(d)	1.18%	1.40%	1.31%		1.03%		0.86%
Portfolio Turnover Rate	75.1	%(d)	99.9%	102.8%	167.8%		225.4%		186.5%

	2008(a)		2007	2006	2005	2004		2003
MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period	$14.69		$14.31	$14.38	$12.89	$11.74		$9.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.12	0.15	0.12	0.09		0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.54)		1.22	1.97	2.22	1.16		1.94

Total From Investment Operations	(1.46)		1.34	2.12	2.34	1.25		2.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.14)	(0.11)	(0.03)	(0.10)		(0.08)
Distributions from Realized Gains	(1.14)		(0.82)	(2.08)	(0.82)	—		—

Total Dividends and Distributions	(1.26)		(0.96)	(2.19)	(0.85)	(0.10)		(0.08)

Net Asset Value, End of Period	$11.97		$14.69	$14.31	$14.38	$12.89		$11.74

Total Return	(10.60	)%(c)	9.71%	16.51%	18.89%	10.72%		21.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,639		$5,367	$1,430	$995	$206		$95
Ratio of Expenses to Average Net Assets	0.92	%(d)	0.91%	0.91%	0.91%	0.86%		0.88%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	0.92	%(e)	0.91	%(e)
Ratio of Net Investment Income to Average Net Assets	1.25	%(d)	0.84%	1.13%	0.86%	0.72%		0.94%
Portfolio Turnover Rate	75.1	%(d)	99.9%	102.8%	167.8%	225.4%		186.5%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period	$14.57		$14.21	$14.30	$12.83	$11.69		$9.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.11	0.12	0.10	0.08		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.53)		1.20	1.97	2.22	1.15		1.90

Total From Investment Operations	(1.46)		1.31	2.09	2.32	1.23		2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.13)	(0.10)	(0.03)	(0.09)		(0.07)
Distributions from Realized Gains	(1.14)		(0.82)	(2.08)	(0.82)	—		—

Total Dividends and Distributions	(1.24)		(0.95)	(2.18)	(0.85)	(0.09)		(0.07)

Net Asset Value, End of Period	$11.87		$14.57	$14.21	$14.30	$12.83		$11.69

Total Return	(10.65	)%(c)	9.50%	16.33%	18.80%	10.54%		20.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,347		$2,358	$1,357	$176	$45		$37
Ratio of Expenses to Average Net Assets	1.04	%(d)	1.03%	1.03%	1.03%	0.96%		0.99%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.04	%(e)	1.03	%(e)
Ratio of Net Investment Income to Average Net Assets	1.11	%(d)	0.74%	0.88%	0.72%	0.63%		0.85%
Portfolio Turnover Rate	75.1	%(d)	99.9%	102.8%	167.8%	225.4%		186.5%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.

(h)	During 2005, the Class experienced a significant withdrawal of monies. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal. In addition, the Class experienced a reimbursement from the Manager relating to a prior period expense adjustment. The total return amounts expressed herein are greater than those that would have been experienced without the reimbursement.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	0.04	0.02	—	—

Total From Investment Operations	0.02		0.04	0.04	0.02	—	—
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Total Dividends and Distributions	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.64	%(c)	4.54%	3.96%	1.99%	0.28%	0.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$55,671		$22,245	$15,280	$8,665	$7,413	$4,581
Ratio of Expenses to Average Net Assets	0.95	%(d)	0.96%	0.97%	0.97%	0.97%	0.97%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	0.97	%(e)
Ratio of Net Investment Income to Average Net Assets	3.12	%(d)	4.39%	3.96%	1.98%	0.31%	0.29%

	2008(a)		2007	2006	2005	2004		2003
MONEY MARKET FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	0.04	0.02	—		—

Total From Investment Operations	0.02		0.04	0.04	0.02	—		—
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.04)	(0.04)	(0.02)	—		—

Total Dividends and Distributions	(0.02)		(0.04)	(0.04)	(0.02)	—		—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00		$1.00

Total Return	1.55	%(c)	4.32%	3.77%	1.81%	0.13%		0.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,492		$14,987	$9,517	$9,180	$6,394		$5,494
Ratio of Expenses to Average Net Assets	1.13	%(d)	1.14%	1.15%	1.15%	1.12%		1.13%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1 .15	%(e)	1.15	%(e)
Ratio of Net Investment Income to Average Net Assets	3.08	%(d)	4.21%	3.66%	1.77%	0.15%		0.12%

	2008(a)		2007	2006	2005
MONEY MARKET FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.04	0.04	0.02

Total From Investment Operations	0.01		0.04	0.04	0.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.04)	(0.04)	(0.02)

Total Dividends and Distributions	(0.01)		(0.04)	(0.04)	(0.02)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00

Total Return	1.48	%(c)	4.20%	3.64%	1 .75	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,916		$3,568	$1,578	$8,627
Ratio of Expenses to Average Net Assets	1.26	%(d)	1.27%	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	2.74	%(d)	4.07%	3.30%	2.43%

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Class J shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	0.04	0.02	—	—

Total From Investment Operations	0.02		0.04	0.04	0.02	—	—
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Total Dividends and Distributions	(0.02)		(0.04)	(0.04)	(0.02)	—	—

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return(f)	1.67	%(c)	4.46%	3.82%	1.79%	0.08%	0.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$246,752		$186,246	$157,486	$143,460	$132,551	$95,332
Ratio of Expenses to Average Net Assets	0.88	%(d)	0.98%	1.11%	1.15%	1.17%	1.21%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	1.11%	1.15%	1.43%	1.54%
Ratio of Net Investment Income to Average Net Assets	3.27	%(d)	4.37%	3.76%	1.78%	0.09%	0.04%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Institutional shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05	0.04	0.03	0.01	0.01

Total From Investment Operations	0.02		0.05	0.04	0.03	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.03)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.93	%(c)	5.09%	4.55%	2.56%	0.85%	0.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$276,679		$216,988	$26,403	$140,592	$56,277	$23,684
Ratio of Expenses to Average Net Assets	0.38	%(d)	0.39%	0.40%	0.40%	0.40%	0.40%
Ratio of Net Investment Income to Average Net Assets	3.87	%(d)	4.96%	4.11%	2.67%	0.89%	0.78%

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Preferred shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05	0.04	0.02	0.01	0.01

Total From Investment Operations	0.02		0.05	0.04	0.02	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.80	%(c)	4.83%	4.28%	2.30%	0.59%	0.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$201,787		$86,072	$41,532	$30,291	$14,599	$8,431
Ratio of Expenses to Average Net Assets	0.64	%(d)	0.65%	0.66%	0.66%	0.66%	0.66%
Ratio of Net Investment Income to Average Net Assets	3.47	%(d)	4.70%	4.25%	2.30%	0.61%	0.55%

	2008(a)		2007	2006	2005	2004	2003
MONEY MARKET FUND
Select shares
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05	0.04	0.02	0.01	0.01

Total From Investment Operations	0.02		0.05	0.04	0.02	0.01	0.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Total Dividends and Distributions	(0.02)		(0.05)	(0.04)	(0.02)	(0.01)	(0.01)

Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.74	%(c)	4.72%	4.16%	2.17%	0.46%	0.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,671		$13,941	$6,614	$3,495	$1,484	$10
Ratio of Expenses to Average Net Assets	0.76	%(d)	0.77%	0.78%	0.78%	0.78%	0.63%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	—	0.78	%(e)
Ratio of Net Investment Income to Average Net Assets	3.46	%(d)	4.59%	4.23%	2.28%	0.49%	0.37%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without the Manager’s voluntary expense limit.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
MORTGAGE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.54		$10.55	$10.53	$10.88	$10.89	$11.19
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.25	(b)	0.51 (b)	0.49	0 .45 (b)	0 .44 (b)	0.44 (b)
Net Realized and Unrealized Gain (Loss) on Investments	0.13		0.01	0.05	(0.30)	0.05	(0.19)

Total From Investment Operations	0.38		0.52	0.54	0.15	0.49	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.53)	(0.52)	(0.50)	(0.50)	(0.55)

Total Dividends and Distributions	(0.27)		(0.53)	(0.52)	(0.50)	(0.50)	(0.55)

Net Asset Value, End of Period	$10.65		$10.54	$10.55	$10.53	$10.88	$10.89

Total Return	3.65	%(c)	4.98%	5.25%	1.41%	4.65%	2.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,401,590		$1,497,302	$1,521,330	$1,642,617	$1,260,104	$658,676
Ratio of Expenses to Average Net Assets	0.50	%(d)	0.50%	0.52%	0.54%	0.55%	0.57%
Ratio of Gross Expenses to Average Net Assets(e)	—		—	0.52%	0.54%	0.55%	0.57%
Ratio of Net Investment Income to Average Net Assets	4.78	%(d)	4.86%	4.64%	4.22%	4.02%	3.95%
Portfolio Turnover Rate	4.4	%(d)	13.6%	13.0%	34.0%	30.0%	62.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS GLOBAL EQUITY FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$13.61		$12.12	$10.21	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.03		0.05	0.04	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.30)		1.83	1.88	0.17

Total From Investment Operations	(1.27)		1.88	1.92	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.01)	(0.01)	—
Distributions from Realized Gains	(1.05)		(0.38)	—	—

Total Dividends and Distributions	(1.12)		(0.39)	(0.01)	—

Net Asset Value, End of Period	$11.22		$13.61	$12.12	$10.21

Total Return	(9.95	)%(d)	15.92%	18.78%	2.10	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,442		$1,504	$1,485	$10
Ratio of Expenses to Average Net Assets	1.58	%(e)	1.52%	1.52%	1.52	%(e)
Ratio of Net Investment Income to Average Net Assets	0.53	%(e)	0.39%	0.36%	0.53	%(e)
Portfolio Turnover Rate	50.3	%(e)	71.0%	61.2%	37.1	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS GLOBAL EQUITY FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$13.62		$12.13	$10.23	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		0.02	0.02	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.31)		1.85	1.88	0.21

Total From Investment Operations	(1.29)		1.87	1.90	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		—	—	—
Distributions from Realized Gains	(1.05)		(0.38)	—	—

Total Dividends and Distributions	(1.10)		(0.38)	—	—

Net Asset Value, End of Period	$11.23		$13.62	$12.13	$10.23

Total Return	(10.09	)%(d)	15.81%	18.57%	2.30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,612		$1,737	$1,498	$40
Ratio of Expenses to Average Net Assets	1.76	%(e)	1.70%	1.70%	1.70	%(e)
Ratio of Net Investment Income to Average Net Assets	0.36	%(e)	0.17%	0.20%	0.24	%(e)
Portfolio Turnover Rate	50.3	%(e)	71.0%	61.2%	37.1	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS GLOBAL EQUITY FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$13.53		$12.07	$10.19	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		—	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.30)		1.84	1.87	0.18

Total From Investment Operations	(1.29)		1.84	1.88	0.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		—	—	—
Distributions from Realized Gains	(1.05)		(0.38)	—	—

Total Dividends and Distributions	(1.08)		(0.38)	—	—

Net Asset Value, End of Period	$11.16		$13.53	$12.07	$10.19

Total Return	(10.12	)%(d)	15.64%	18.45%	1.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$673		$858	$317	$22
Ratio of Expenses to Average Net Assets	1.89	%(e)	1.83%	1.83%	1.83	%(e)
Ratio of Net Investment Income to Average Net Assets	0.20	%(e)	0.00%	0.10%	0.16	%(e)
Portfolio Turnover Rate	50.3	%(e)	71.0%	61.2%	37.1	%(e)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005(b)
PARTNERS GLOBAL EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period	$13.67		$12.16	$10.25	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.12	0.12	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.30)		1.85	1.86	0.18

Total From Investment Operations	(1.24)		1.97	1.98	0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.08)	(0.07)	—
Distributions from Realized Gains	(1.05)		(0.38)	—	—

Total Dividends and Distributions	(1.19)		(0.46)	(0.07)	—

Net Asset Value, End of Period	$11.24		$13.67	$12.16	$10.25

Total Return	(9.71	)%(d)	16.71%	19.39%	2.50	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,336		$27,151	$20,145	$11,184
Ratio of Expenses to Average Net Assets	1.01	%(e)	0.95%	0.95%	0.95	%(e)
Ratio of Net Investment Income to Average Net Assets	1.09	%(e)	0.93%	1.02%	1.10	%(e)
Portfolio Turnover Rate	50.3	%(e)	71.0%	61.2%	37.1	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS GLOBAL EQUITY FUND
Preferred shares
Net Asset Value, Beginning of Period	$13.62		$12.13	$10.23	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.06	0.10	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.31)		1.86	1.84	0.17

Total From Investment Operations	(1.26)		1.92	1.94	0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.05)	(0.04)	—
Distributions from Realized Gains	(1.05)		(0.38)	—	—

Total Dividends and Distributions	(1.15)		(0.43)	(0.04)	—

Net Asset Value, End of Period	$11.21		$13.62	$12.13	$10.23

Total Return	(9.82	)%(d)	16.27%	19.02%	2 .30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8		$29	$250	$10
Ratio of Expenses to Average Net Assets	1.26	%(e)	1.21%	1.21%	1.21	%(e)
Ratio of Net Investment Income to Average Net Assets	0.81	%(e)	0.47%	0.85%	0.85	%(e)
Portfolio Turnover Rate	50.3	%(e)	71.0%	61.2%	37.1	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS GLOBAL EQUITY FUND
Select shares
Net Asset Value, Beginning of Period	$13.63		$12.13	$10.22	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.03		0.07	0.05	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)		1.84	1.89	0.22

Total From Investment Operations	(1.26)		1.91	1.94	0.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.03)	(0.03)	—
Distributions from Realized Gains	(1.05)		(0.38)	—	—

Total Dividends and Distributions	(1.14)		(0.41)	(0.03)	—

Net Asset Value, End of Period	$11.23		$13.63	$12.13	$10.22

Total Return	(9.84	)%(d)	16.22%	18.99%	2.20	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$724		$1,425	$1,585	$834
Ratio of Expenses to Average Net Assets	1.37	%(e)	1.33%	1.33%	1.33	%(e)
Ratio of Net Investment Income to Average Net Assets	0.49	%(e)	0.57%	0.48%	0.07	%(e)
Portfolio Turnover Rate	50.3	%(e)	71.0%	61.2%	37.1	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from March 1, 2005, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
PARTNERS INTERNATIONAL FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$18.54		$15.34	$12.65	$10.87	$10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		0.14	0.11	0.11	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		4.06	3.02	1.80	0.56

Total From Investment Operations	(1.59)		4.20	3.13	1.91	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.08)	(0.03)	(0.04)	—
Distributions from Realized Gains	(1.65)		(0.92)	(0.41)	(0.09)	—

Total Dividends and Distributions	(1.80)		(1.00)	(0.44)	(0.13)	—

Net Asset Value, End of Period	$15.15		$18.54	$15.34	$12.65	$10.87

Total Return	(9.26	)%(d)	28.88%	25.45%	17.66%	5.13	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,427		$23,869	$16,367	$7,195	$89
Ratio of Expenses to Average Net Assets	1.66	%(e)	1.65%	1.66%	1.67%	1.65	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.67	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.00	%(e)	0.82%	0.77%	0.92%	(0.74	)%(e)
Portfolio Turnover Rate	108.7	%(e)	91.1%	66.1%	60.1%	78.8	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS INTERNATIONAL FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$18.51		$15.31	$12.62	$10.86	$10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.10	0.08	0.08	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		4.07	3.02	1.81	0.57

Total From Investment Operations	(1.61)		4.17	3.10	1.89	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.05)	—	(0.04)	—
Distributions from Realized Gains	(1.65)		(0.92)	(0.41)	(0.09)	—

Total Dividends and Distributions	(1.77)		(0.97)	(0.41)	(0.13)	—

Net Asset Value, End of Period	$15.13		$18.51	$15.31	$12.62	$10.86

Total Return	(9.37	)%(d)	28.69%	25.28%	17.47%	5.03	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,911		$18,566	$15,001	$7,835	$1,715
Ratio of Expenses to Average Net Assets	1.84	%(e)	1.83%	1.84%	1.85%	1.83	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.85	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.83	%(e)	0.62%	0.55%	0.63%	(1.21	)%(e)
Portfolio Turnover Rate	108.7	%(e)	91.1%	66.1%	60.1%	78.8	%(e)

	2008(a)		2007	2006	2005
PARTNERS INTERNATIONAL FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$18.55		$15.34	$12.66	$10.96
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.07	0.06	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		4.09	3.03	1.82

Total From Investment Operations	(1.62)		4.16	3.09	1.83
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.03)	—	(0.04)
Distributions from Realized Gains	(1.65)		(0.92)	(0.41)	(0.09)

Total Dividends and Distributions	(1.75)		(0.95)	(0.41)	(0.13)

Net Asset Value, End of Period	$15.18		$18.55	$15.34	$12.66

Total Return	(9.41	)%(d)	28.53%	25.09%	16.75	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,353		$4,613	$2,041	$339
Ratio of Expenses to Average Net Assets	1.97	%(e)	1.96%	1.97%	1.98%
Ratio of Net Investment Income to Average Net Assets	0.83	%(e)	0.44%	0.45%	0.11%
Portfolio Turnover Rate	108.7	%(e)	91.1%	66.1%	60.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(g)
PARTNERS INTERNATIONAL FUND
Institutional shares
Net Asset Value, Beginning of Period	$18.70		$15.46	$12.74	$10.89	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.13		0.24	0.18	0.17	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		4.09	3.05	1.82	0.83

Total From Investment Operations	(1.56)		4.33	3.23	1.99	0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.17)	(0.10)	(0.05)	—
Distributions from Realized Gains	(1.65)		(0.92)	(0.41)	(0.09)	—

Total Dividends and Distributions	(1.89)		(1.09)	(0.51)	(0.14)	—

Net Asset Value, End of Period	$15.25		$18.70	$15.46	$12.74	$10.89

Total Return	(9 .03	)%(d)	29.66%	26.22%	18.33%	8.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,919,814		$1,903,137	$874,559	$537,573	$193,488
Ratio of Expenses to Average Net Assets	1.09	%(e)	1.08%	1.09%	1.10%	1.09	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.10	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.69	%(e)	1.44%	1.26%	1.31%	0.63	%(e)
Portfolio Turnover Rate	108.7	%(e)	91.1%	66.1%	60.1%	78.8	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS INTERNATIONAL FUND
Preferred shares
Net Asset Value, Beginning of Period	$18.62		$15.40	$12.69	$10.88	$10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10		0.18	0.15	0.13	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		4.08	3.04	1.81	0.53

Total From Investment Operations	(1.58)		4.26	3.19	1.94	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.12)	(0.07)	(0.04)	—
Distributions from Realized Gains	(1.65)		(0.92)	(0.41)	(0.09)	—

Total Dividends and Distributions	(1.84)		(1.04)	(0.48)	(0.13)	—

Net Asset Value, End of Period	$15.20		$18.62	$15.40	$12.69	$10.88

Total Return	(9.12	)%(d)	29.30%	25.92%	17.95%	5 .22	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,896		$36,555	$24,331	$13,279	$12
Ratio of Expenses to Average Net Assets	1.35	%(e)	1.34%	1.35%	1.36%	1.34	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.36	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.35	%(e)	1.12%	1.06%	1.07%	0.21	%(e)
Portfolio Turnover Rate	108.7	%(e)	91.1%	66.1%	60.1%	78.8	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS INTERNATIONAL FUND
Select shares
Net Asset Value, Beginning of Period	$18.61		$15.39	$12.68	$10.88	$10.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10		0.17	0.12	0.13	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		4.08	3.05	1.80	0.55

Total From Investment Operations	(1.58)		4.25	3.17	1.93	0.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.11)	(0.05)	(0.04)	—
Distributions from Realized Gains	(1.65)		(0.92)	(0.41)	(0.09)	—

Total Dividends and Distributions	(1.83)		(1.03)	(0.46)	(0.13)	—

Net Asset Value, End of Period	$15.20		$18.61	$15.39	$12.68	$10.88

Total Return	(9.18	)%(d)	29.15%	25.79%	17.84%	5.22	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,630		$17,374	$8,930	$4,807	$191
Ratio of Expenses to Average Net Assets	1.47	%(e)	1.46%	1.47%	1.48%	1.47	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.48	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.30	%(e)	1.06%	0.86%	1.04%	(0.15	)%(e)
Portfolio Turnover Rate	108.7	%(e)	91.1%	66.1%	60.1%	78.8	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

(g)	Period from December 29, 2003, date operations commenced, through October 31, 2004.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$12.34		$11.32	$10.27	$10.10		$9.36		$8.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.05	0.06	0.07		0.03		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)		1.59	1.46	0.76		0.74		1.17

Total From Investment Operations	(1.09)		1.64	1.52	0.83		0.77		1.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.05)	(0.03)	(0.09)		(0.03)		—
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	(0.57)		—		—

Total Dividends and Distributions	(1.08)		(0.62)	(0.47)	(0.66)		(0.03)		—

Net Asset Value, End of Period	$10.17		$12.34	$11.32	$10.27		$10.10		$9.36

Total Return	(9.29	)%(c)	15.12%	15.24%	8.39%		8.27%		14.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,586		$29,848	$34,442	$25,026		$23,026		$12,025
Ratio of Expenses to Average Net Assets	1.32	%(d)	1.31%	1.31%	1.32%		1.30%		1.32%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.32	%(e)	1.32	%(e)
Ratio of Net Investment Income to Average Net Assets	0.52	%(d)	0.43%	0.52%	0.66%		0.27%		0.57%
Portfolio Turnover Rate	54.6	%(d)	53.2%	52.1%	51.8	%(f)	93.9%		41.7%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$12.27		$11.25	$10.22	$10.06		$9.33		$8.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.03	0.04	0.04		0.01		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)		1.59	1.44	0.78		0.74		1.17

Total From Investment Operations	(1.10)		1.62	1.48	0.82		0.75		1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		(0.03)	(0.01)	(0.09)		(0.02)		—
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	(0.57)		—		—

Total Dividends and Distributions	(1.06)		(0.60)	(0.45)	(0.66)		(0.02)		—

Net Asset Value, End of Period	$10.11		$12.27	$11.25	$10.22		$10.06		$9.33

Total Return	(9.42	)%(c)	15.01%	14.91%	8.30%		7.99%		14.90%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$24,988		$30,709	$31,309	$29,275		$22,390		$11,290
Ratio of Expenses to Average Net Assets	1.50	%(d)	1.49%	1.49%	1.50%		1.47%		1.50%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.50	%(e)	1.50	%(e)
Ratio of Net Investment Income to Average Net Assets	0.38	%(d)	0.24%	0.36%	0.42%		0.09%		0.42%
Portfolio Turnover Rate	54.6	%(d)	53.2%	52.1%	51 .8	%(f)	93.9%		41.7%

	2008(a)		2007	2006	2005
PARTNERS LARGECAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$12.37		$11.34	$10.30	$10.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.01	0.01	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)		1.61	1.47	0.83

Total From Investment Operations	(1.12)		1.62	1.48	0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.02)	—	(0.09)
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	(0.57)

Total Dividends and Distributions	(1.04)		(0.59)	(0.44)	(0.66)

Net Asset Value, End of Period	$10.21		$12.37	$11.34	$10.30

Total Return	(9.48	)%(c)	14.81%	14.74%	8 .11	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,581		$3,426	$2,343	$257
Ratio of Expenses to Average Net Assets	1.63	%(d)	1.62%	1.62%	1.63%
Ratio of Net Investment Income to Average Net Assets	0.22	%(d)	0.08%	0.12%	(0.17)%
Portfolio Turnover Rate	54.6	%(d)	53.2%	52.1%	51.8	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period	$12.12		$11.12	$10.10	$9.95		$9.22		$8.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.04	0.04	0.04		—		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.11)		1.57	1.44	0.77		0.73		1.16

Total From Investment Operations	(1.08)		1.61	1.48	0.81		0.73		1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.04)	(0.02)	(0.09)		—		—
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	(0.57)		—		—

Total Dividends and Distributions	(1.07)		(0.61)	(0.46)	(0.66)		—		—

Net Asset Value, End of Period	$9.97		$12.12	$11.12	$10.10		$9.95		$9.22

Total Return(g)	(9.32	)%(c)	15.10%	15.02%	8.29%		7.95%		14.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$143,426		$160,166	$109,445	$69,766		$43,662		$20,880
Ratio of Expenses to Average Net Assets	1.31	%(d)	1.35%	1.42%	1.49%		1.53%		1.70%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	—	—		1.56	%(e)	1.92	%(e)
Ratio of Net Investment Income to Average Net Assets	0.55	%(d)	0.35%	0.40%	0.41%		0.04%		0.17%
Portfolio Turnover Rate	54.6	%(d)	53.2%	52.1%	51.8	%(f)	93.9%		41.7%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$12.47		$11.43	$10.37	$10.14		$9.40		$8.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.11	0.12	0.12		0.08		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.14)		1.62	1.47	0.78		0.75		1.17

Total From Investment Operations	(1.08)		1.73	1.59	0.90		0.83		1.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.12)	(0.09)	(0.10)		(0.09)		(0.04)
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	(0.57)		—		—

Total Dividends and Distributions	(1.14)		(0.69)	(0.53)	(0.67)		(0.09)		(0.04)

Net Asset Value, End of Period	$10.25		$12.47	$11.43	$10.37		$10.14		$9.40

Total Return	(9.07	)%(c)	15.83%	15.84%	9.03%		8.84%		15.68%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$632,445		$706,735	$627,235	$557,357		$464,035		$289,273
Ratio of Expenses to Average Net Assets	0.74	%(d)	0.74%	0.74%	0.75%		0.72%		0.74%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.75	%(e)	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	1.12	%(d)	0.98%	1.11%	1.21%		0.85%		1.13%
Portfolio Turnover Rate	54.6	%(d)	53.2%	52.1%	51.8	%(f)	93.9%		41.7%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period	$12.40		$11.37	$10.32	$10.11		$9.38		$8.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.08	0.09	0.10		0.06		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)		1.61	1.46	0.77		0.73		1.17

Total From Investment Operations	(1.09)		1.69	1.55	0.87		0.79		1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.09)	(0.06)	(0.09)		(0.06)		(0.02)
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	(0.57)		—		—

Total Dividends and Distributions	(1.11)		(0.66)	(0.50)	(0.66)		(0.06)		(0.02)

Net Asset Value, End of Period	$10.20		$12.40	$11.37	$10.32		$10.11		$9.38

Total Return	(9.20	)%(c)	15.52%	15.52%	8.82%		8.47%		15.42%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$45,903		$55,239	$45,989	$42,290		$34,283		$21,346
Ratio of Expenses to Average Net Assets	1.01	%(d)	1.00%	1.00%	1.01%		0.98%		1.00%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.01	%(e)	1.01	%(e)
Ratio of Net Investment Income to Average Net Assets	0.87	%(d)	0.71%	0.86%	0.94%		0.59%		0.89%
Portfolio Turnover Rate	54.6	%(d)	53.2%	52.1%	51.8	%(f)	93.9%		41.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period	$12.42		$11.39	$10.33	$10.14		$9.40		$8.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.07	0.08	0.08		0.04		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)		1.61	1.47	0.77		0.75		1.19

Total From Investment Operations	(1.09)		1.68	1.55	0.85		0.79		1.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.08)	(0.05)	(0.09)		(0.05)		(0.01)
Distributions from Realized Gains	(1.04)		(0.57)	(0.44)	(0.57)		—		—

Total Dividends and Distributions	(1.10)		(0.65)	(0.49)	(0.66)		(0.05)		(0.01)

Net Asset Value, End of Period	$10.23		$12.42	$11.39	$10.33		$10.14		$9.40

Total Return	(9.22	)%(c)	15.34%	15.46%	8.58%		8.43%		15.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,495		$17,260	$10,614	$8,554		$5,776		$2,132
Ratio of Expenses to Average Net Assets	1.13	%(d)	1.12%	1.12%	1.13%		1.11%		1.12%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.13	%(e)	1.13	%(e)
Ratio of Net Investment Income to Average Net Assets	0.74	%(d)	0.57%	0.73%	0.74%		0.44%		0.78%
Portfolio Turnover Rate	54.6	%(d)	53.2%	52.1%	51.8	%(f)	93.9%		41.7%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $72,822,000 of securities from the acquisition of Principal Partners LargeCap Blend Fund, Inc. and $136,000 from portfolio realignment.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.60		$9.49	$8.38	$7.76		$7.16		$6.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.08	0.06	0.08		0.04		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.23)		1.04	1.12	0.64		0.60		1.09

Total From Investment Operations	(1.18)		1.12	1.18	0.72		0.64		1.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.01)	(0.04)	(0.06)		(0.04)		(0.03)
Distributions from Realized Gains	(0.28)		—	(0.03)	(0.04)		—		—

Total Dividends and Distributions	(0.34)		(0.01)	(0.07)	(0.10)		(0.04)		(0.03)

Net Asset Value, End of Period	$9.08		$10.60	$9.49	$8.38		$7.76		$7.16

Total Return	(11.38	)%(c)	11.85%	14.13%	9.24%		8.89%		18.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,390		$3,964	$3,784	$1,095		$1,325		$1,887
Ratio of Expenses to Average Net Assets	1.01	%(d)	1.01%	1.02%	1.02%		1.01%		1.01%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.02	%(e)	1.02	%(e)
Ratio of Net Investment Income to Average Net Assets	0.99	%(d)	0.79%	0.72%	0.99%		0.53%		0.62%
Portfolio Turnover Rate	97.2	%(d)	106.2%	65.1%	148.8	%(f)	76.5%		82.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND I
Advisors Select shares
Net Asset Value, Beginning of Period	$10.55		$9.45	$8.34	$7.74		$7.15		$6.05
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.06	0.05	0.06		0.03		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.23)		1.04	1.11	0.64		0.58		1.09

Total From Investment Operations	(1.19)		1.10	1.16	0.70		0.61		1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		—	(0.02)	(0.06)		(0.02)		(0.02)
Distributions from Realized Gains	(0.28)		—	(0.03)	(0.04)		—		—

Total Dividends and Distributions	(0.32)		—	(0.05)	(0.10)		(0.02)		(0.02)

Net Asset Value, End of Period	$9.04		$10.55	$9.45	$8.34		$7.74		$7.15

Total Return	(11.51	)%(c)	11.64%	14.00%	8.99%		8.58%		18.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,696		$4,227	$4,353	$3,573		$2,272		$2,169
Ratio of Expenses to Average Net Assets	1.20	%(d)	1.19%	1.20%	1.20%		1.19%		1.20%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.20	%(e)	1.20	%(e)
Ratio of Net Investment Income to Average Net Assets	0.80	%(d)	0.62%	0.57%	0.70%		0.34%		0.41%
Portfolio Turnover Rate	97.2	%(d)	106.2%	65.1%	148 8	%(f)	76.5%		82.9%

	2008(a)		2007	2006	2005
PARTNERS LARGECAP BLEND FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.50		$9.41	$8.31	$7.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.04	0.03	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.22)		1.05	1.11	0.63

Total From Investment Operations	(1.19)		1.09	1.14	0.69
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		—	(0.01)	(0.06)
Distributions from Realized Gains	(0.28)		—	(0.03)	(0.04)

Total Dividends and Distributions	(0.31)		—	(0.04)	(0.10)

Net Asset Value, End of Period	$9.00		$10.50	$9.41	$8.31

Total Return	(11.58	)%(c)	11.58%	13.78%	8.87	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,047		$1,019	$671	$11
Ratio of Expenses to Average Net Assets	1.33	%(d)	1.32%	1.33%	1.33%
Ratio of Net Investment Income to Average Net Assets	0.66	%(d)	0.44%	0.38%	0.70%
Portfolio Turnover Rate	97.2	%(d)	106.2%	65.1%	148.8	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND I
Class J shares
Net Asset Value, Beginning of Period	$10.48		$9.37	$8.27	$7.67		$7.08		$6.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.07	0.06	0.06		0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)		1.04	1.09	0.64		0.58		1.08

Total From Investment Operations	(1.17)		1.11	1.15	0.70		0.60		1.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		—	(0.02)	(0.06)		(0.01)		(0.01)
Distributions from Realized Gains	(0.28)		—	(0.03)	(0.04)		—		—

Total Dividends and Distributions	(0.34)		—	(0.05)	(0.10)		(0.01)		(0.01)

Net Asset Value, End of Period	$8.97		$10.48	$9.37	$8.27		$7.67		$7.08

Total Return(g)	(11.45	)%(c)	11.89%	14.01%	9.06%		8.45%		18.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$46,861		$56,114	$48,534	$33,926		$25,189		$15,775
Ratio of Expenses to Average Net Assets	1.03	%(d)	1.06%	1.14%	1.20%		1.26%		1.44%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	—	—		1.26	%(e)	1.50	%(e)
Ratio of Net Investment Income to Average Net Assets	0.98	%(d)	0.74%	0.64%	0.78%		0.28%		0.19%
Portfolio Turnover Rate	97.2	%(d)	106.2%	65.1%	148.8	%(f)	76.5%		82.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND I
Institutional shares
Net Asset Value, Beginning of Period	$10.60		$9.48	$8.38	$7.72		$7.13		$6.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.13	0.06	0.13		0.08		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.22)		1.06	1.16	0.63		0.59		1.09

Total From Investment Operations	(1.15)		1.19	1.22	0.76		0.67		1.17
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.07)	(0.09)	(0.06)		(0.08)		(0.07)
Distributions from Realized Gains	(0.28)		—	(0.03)	(0.04)		—		—

Total Dividends and Distributions	(0.40)		(0.07)	(0.12)	(0.10)		(0.08)		(0.07)

Net Asset Value, End of Period	$9.05		$10.60	$9.48	$8.38		$7.72		$7.13

Total Return	(11.15	)%(c)	12.61%	14.67%	9.86%		9.42%		19.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$715,822		$670,138	$95,233	$9		$9		$8
Ratio of Expenses to Average Net Assets	0.44	%(d)	0.44%	0.45%	0.45%		0.45%		0.44%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.45	%(e)	0.45	%(e)
Ratio of Net Investment Income to Average Net Assets	1.52	%(d)	1.28%	0.65%	1.58%		1.10%		1.21%
Portfolio Turnover Rate	97.2	%(d)	106.2%	65.1%	148.8	%(f)	76.5%		82.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND I
Preferred shares
Net Asset Value, Beginning of Period	$10.66		$9.54	$8.42	$7.78		$7.18		$6.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.11	0.10	0.11		0.06		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		1.05	1.11	0.63		0.60		1.09

Total From Investment Operations	(1.18)		1.16	1.21	0.74		0.66		1.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.04)	(0.06)	(0.06)		(0.06)		(0.05)
Distributions from Realized Gains	(0.28)		—	(0.03)	(0.04)		—		—

Total Dividends and Distributions	(0.37)		(0.04)	(0.09)	(0.10)		(0.06)		(0.05)

Net Asset Value, End of Period	$9.11		$10.66	$9.54	$8.42		$7.78		$7.18

Total Return	(11.33	)%(c)	12.24%	14.54%	9.50%		9.21%		19.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,539		$6,587	$3,869	$3,470		$2,518		$2,930
Ratio of Expenses to Average Net Assets	0.70	%(d)	0.70%	0.71%	0.71%		0.70%		0.70%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.71	%(e)	0.71	%(e)
Ratio of Net Investment Income to Average Net Assets	1.29	%(d)	1.07%	1.08%	1.28%		0.84%		0.92%
Portfolio Turnover Rate	97.2	%(d)	106.2%	65.1%	148.8	%(f)	76.5%		82.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP BLEND FUND I
Select shares
Net Asset Value, Beginning of Period	$10.62		$9.50	$8.39	$7.76		$7.17		$6.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.09	0.08	0.08		0.05		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.23)		1.06	1.11	0.65		0.59		1.09

Total From Investment Operations	(1.17)		1.15	1.19	0.73		0.64		1.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.03)	(0.05)	(0.06)		(0.05)		(0.04)
Distributions from Realized Gains	(0.28)		—	(0.03)	(0.04)		—		—

Total Dividends and Distributions	(0.36)		(0.03)	(0.08)	(0.10)		(0.05)		(0.04)

Net Asset Value, End of Period	$9.09		$10.62	$9.50	$8.39		$7.76		$7.17

Total Return	(11.28	)%(c)	12.16%	14.33%	9.39%		8.94%		18.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,624		$4,241	$2,436	$1,834		$348		$897
Ratio of Expenses to Average Net Assets	0.82	%(d)	0.82%	0.83%	0.83%		0.82%		0.82%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.83	%(e)	0.83	%(e)
Ratio of Net Investment Income to Average Net Assets	1.23	%(d)	0.93%	0.94%	0.94%		0.71%		0.82%
Portfolio Turnover Rate	97.2	%(d)	106.2%	65.1%	148.8	%(f)	76.5%		82.9%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $149,848,000 of securities from the acquisition of Principal Partners Blue Chip Fund, Inc. and $268,000 from portfolio realignment.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period	$9.43		$8.24	$8.03	$7.25		$6.99		$6.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.02)	—	—		(0.02)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.07)		1.58	0.52	0.82		0.28		0.89

Total From Investment Operations	(1.09)		1.56	0.52	0.82		0.26		0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.04)		—		—
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—		—		—

Total Dividends and Distributions	(0.40)		(0.37)	(0.31)	(0.04)		—		—

Net Asset Value, End of Period	$7.94		$9.43	$8.24	$8.03		$7.25		$6.99

Total Return	(11.85	)%(c)	19.62%	6.42%	11.29%		3.72%		14.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,747		$26,373	$28,652	$32,154		$31,356		$21,390
Ratio of Expenses to Average Net Assets	1.30	%(d)	1.30%	1.31%	1.31%		1.25%		1.32%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.32	%(e)	1.32	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.58	)%(d)	(0.26)%	(0.03)%	(0.05)%		(0.35)%		(0.21)%
Portfolio Turnover Rate	67.2	%(d)	47.7%	58.5%	66.5	%(f)	157.8%		130.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period	$9.15		$8.02	$7.84	$7.09		$6.85		$5.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.04)	(0.01)	(0.02)		(0.04)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.03)		1.54	0.50	0.81		0.28		0.88

Total From Investment Operations	(1.06)		1.50	0.49	0.79		0.24		0.86
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.04)		—		—
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—		—		—

Total Dividends and Distributions	(0.40)		(0.37)	(0.31)	(0.04)		—		—

Net Asset Value, End of Period	$7.69		$9.15	$8.02	$7.84		$7.09		$6.85

Total Return	(11.89	)%(c)	19.41%	6.18%	11.10%		3.50%		14.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,696		$18,098	$18,690	$22,933		$20,800		$16,776
Ratio of Expenses to Average Net Assets	1.48	%(d)	1.48%	1.49%	1.49%		1.43%		1.50%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.50	%(e)	1.50	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.76	)%(d)	(0.45)%	(0.18)%	(0.27)%		(0.52)%		(0.38)%
Portfolio Turnover Rate	67.2	%(d)	47.7%	58.5%	66.5	%(f)	157.8%		130.9%

	2008(a)		2007	2006	2005
PARTNERS LARGECAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period	$9.38		$8.22	$8.04	$7.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)		(0.05)	(0.04)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.05)		1.58	0.53	0.86

Total From Investment Operations	(1.09)		1.53	0.49	0.79
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.04)
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—

Total Dividends and Distributions	(0.40)		(0.37)	(0.31)	(0.04)

Net Asset Value, End of Period	$7.89		$9.38	$8.22	$8.04

Total Return	(11.92	)%(c)	19.29%	6.02%	10.78	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,424		$1,480	$834	$250
Ratio of Expenses to Average Net Assets	1.61	%(d)	1.61%	1.62%	1.62%
Ratio of Net Investment Income to Average Net Assets	(0.90	)%(d)	(0.62)%	(0.49)%	(0.92)%
Portfolio Turnover Rate	67.2	%(d)	47.7%	58.5%	66.5	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period	$8.88		$7.79	$7.63	$6.91		$6.70		$5.89
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.04)	(0.02)	(0.04)		(0.06)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		1.50	0.49	0.79		0.27		0.86

Total From Investment Operations	(1.03)		1.46	0.47	0.75		0.21		0.81
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.03)		—		—
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—		—		—

Total Dividends and Distributions	(0.40)		(0.37)	(0.31)	(0.03)		—		—

Net Asset Value, End of Period	$7.45		$8.88	$7.79	$7.63		$6.91		$6.70

Total Return(g)	(11.91	)%(c)	19.46%	6.09%	10.94%		3.13%		13.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$45,298		$52,111	$37,584	$27,706		$17,673		$9,744
Ratio of Expenses to Average Net Assets	1.45	%(d)	1.47%	1.54%	1.65%		1.72%		1.89%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	1.54%	1.65%		1.78	%(e)	2.27	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.74	)%(d)	(0.47)%	(0.31)%	(0.49)%		(0.82)%		(0.76)%
Portfolio Turnover Rate	67.2	%(d)	47.7%	58.5%	66.5	%(f)	157.8%		130.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$9.59		$8.36	$8.11	$7.28		$7.00		$6.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		0.02	0.04	0.04		0.02		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.08)		1.62	0.52	0.83		0.28		0.90

Total From Investment Operations	(1.08)		1.64	0.56	0.87		0.30		0.92
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.04)	—	(0.04)		(0.02)		(0.01)
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—		—		—

Total Dividends and Distributions	(0.41)		(0.41)	(0.31)	(0.04)		(0.02)		(0.01)

Net Asset Value, End of Period	$8.10		$9.59	$8.36	$8.11		$7.28		$7.00

Total Return	(11.58	)%(c)	20.38%	6.86%	11.98%		4.28%		15.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,601,932		$1,668,453	$926,591	$775,660		$625,707		$513,520
Ratio of Expenses to Average Net Assets	0.73	%(d)	0.73%	0.74%	0.74%		0.68%		0.75%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.75	%(e)	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.02	)%(d)	0.26%	0.52%	0.48%		0.23%		0.39%
Portfolio Turnover Rate	67.2	%(d)	47.7%	58.5%	66.5	%(f)	157.8%		130.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period	$9.50		$8.28	$8.05	$7.25		$6.96		$6.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		—	0.02	0.02		—		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.08)		1.61	0.52	0.82		0.29		0.89

Total From Investment Operations	(1.09)		1.61	0.54	0.84		0.29		0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.02)	—	(0.04)		—		—
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—		—		—

Total Dividends and Distributions	(0.40)		(0.39)	(0.31)	(0.04)		—		—

Net Asset Value, End of Period	$8.01		$9.50	$8.28	$8.05		$7.25		$6.96

Total Return	(11.76	)%(c)	20.14%	6.66%	11.59%		4.18%		14.85%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,332		$34,416	$28,122	$29,758		$26,763		$23,056
Ratio of Expenses to Average Net Assets	0.99	%(d)	0.99%	1.00%	1.00%		0.94%		1.01%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.01	%(e)	1.01	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.27	)%(d)	0.02%	0.25%	0.23%		(0.03)%		0.13%
Portfolio Turnover Rate	67.2	%(d)	47.7%	58.5%	66.5	%(f)	157.8%		130.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period	$9.39		$8.19	$7.98	$7.19		$6.92		$6.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.01)	0.03	0.01		(0.01)		—
Net Realized and Unrealized Gain (Loss) on Investments	(1.06)		1.59	0.49	0.82		0.28		0.88

Total From Investment Operations	(1.08)		1.58	0.52	0.83		0.27		0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.01)	—	(0.04)		—		—
Distributions from Realized Gains	(0.40)		(0.37)	(0.31)	—		—		—

Total Dividends and Distributions	(0.40)		(0.38)	(0.31)	(0.04)		—		—

Net Asset Value, End of Period	$7.91		$9.39	$8.19	$7.98		$7.19		$6.92

Total Return	(11.79	)%(c)	19.97%	6.46%	11.54%		3.90%		14.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,351		$6,315	$3,732	$3,441		$4,064		$1,825
Ratio of Expenses to Average Net Assets	1.11	%(d)	1.11%	1.12%	1.12%		1.07%		1.13%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.13	%(e)	1.13	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.40	)%(d)	(0.11)%	0.41%	0.16%		(0.17)%		0.01%
Portfolio Turnover Rate	67.2	%(d)	47.7%	58.5%	66.5	%(f)	157.8%		130.9%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $62,466,000 of securities from the acquisition of Principal Partners Equity Growth Fund, Inc.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004	2003
PARTNERS LARGECAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period	$9.65		$8.69		$7.94	$7.58	$7.18	$6.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)		(0.04)	(0.02)	(0.05)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		1.72		0.88	0.53	0.45	1.10

Total From Investment Operations	(0.60)		1.69		0.84	0.51	0.40	1.06
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.02)	—	—
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	(0.13)	—	—

Total Dividends and Distributions	(0.93)		(0.73)		(0.09)	(0.15)	—	—

Net Asset Value, End of Period	$8.12		$9.65		$8.69	$7.94	$7.58	$7.18

Total Return	(6.76	)%(c)	20.96%		10.64%	6.76%	5.57%	17.32%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,899		$9,884		$8,440	$8,540	$6,532	$4,761
Ratio of Expenses to Average Net Assets	1.51	%(d)	1.56%		1.56%	1.57%	1.57%	1.57%
Ratio of Gross Expenses to Average Net Assets	1.51	%(d),(e)	—		—	—	—	—
Ratio of Net Investment Income to Average Net Assets	(0.32	)%(d)	(0.39)%		(0.47)%	(0.27)%	(0.66)%	(0.60)%
Portfolio Turnover Rate	140.7	%(d)	138.3	%(f)	143.4%	95.2%	124.7%	193.9%

	2008(a)		2007		2006	2005	2004	2003
PARTNERS LARGECAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period	$9.52		$8.61		$7.87	$7.54	$7.14	$6.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.05)		(0.05)	(0.04)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.57)		1.69		0.88	0.52	0.46	1.09

Total From Investment Operations	(0.59)		1.64		0.83	0.48	0.40	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.02)	—	—
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	(0.13)	—	—

Total Dividends and Distributions	(0.93)		(0.73)		(0.09)	(0.15)	—	—

Net Asset Value, End of Period	$8.00		$9.52		$8.61	$7.87	$7.54	$7.14

Total Return	(6.76	)%(c)	20.55%		10.60%	6.38%	5.60%	17.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,773		$14,150		$12,511	$13,504	$7,582	$1,835
Ratio of Expenses to Average Net Assets	1.69	%(d)	1.74%		1.74%	1.75%	1.75%	1.75%
Ratio of Gross Expenses to Average Net Assets	1.69	%(d),(e)	—		—	—	—	—
Ratio of Net Investment Income to Average Net Assets	(0.49	)%(d)	(0.56)%		(0.65)%	(0.46)%	(0.85)%	(0.74)%
Portfolio Turnover Rate	140.7	%(d)	138.3	%(f)	143.4%	95.2%	124.7%	193.9%

	2008(a)		2007		2006	2005
PARTNERS LARGECAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period	$9.81		$8.86		$8.11	$7.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.07)		(0.06)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)		1.75		0.90	0.57

Total From Investment Operations	(0.61)		1.68		0.84	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.02)
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	(0.13)

Total Dividends and Distributions	(0.93)		(0.73)		(0.09)	(0.15)

Net Asset Value, End of Period	$8.27		$9.81		$8.86	$8.11

Total Return	(6.75	)%(c)	20.42%		10.41%	6.44	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,190		$1,727		$420	$164
Ratio of Expenses to Average Net Assets	1.82	%(d)	1.87%		1.87%	1.88%
Ratio of Gross Expenses to Average Net Assets	1.82	%(d),(e)	—		—	—
Ratio of Net Investment Income to Average Net Assets	(0.64	)%(d)	(0.73)%		(0.77)%	(0.84)%
Portfolio Turnover Rate	140.7	%(d)	138.3	%(f)	143.4%	95.2%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005	2004	2003
PARTNERS LARGECAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period	$9.30		$8.43		$7.71	$7.38	$7.00	$5.99
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.05)		(0.05)	(0.03)	(0.06)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		1.65		0.86	0.51	0.44	1.07

Total From Investment Operations	(0.57)		1.60		0.81	0.48	0.38	1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.02)	—	—
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	(0.13)	—	—

Total Dividends and Distributions	(0.93)		(0.73)		(0.09)	(0.15)	—	—

Net Asset Value, End of Period	$7.80		$9.30		$8.43	$7.71	$7.38	$7.00

Total Return(g)	(6.69	)%(c)	20.52%		10.56%	6.52%	5.43%	16.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,338		$30,363		$13,866	$10,661	$7,723	$4,234
Ratio of Expenses to Average Net Assets	1.65	%(d)	1.75%		1.75%	1.75%	1.79%	1.95%
Ratio of Gross Expenses to Average Net Assets(h)	1.70	%(d)	—		1.87%	2.00%	2.10%	2.97%
Ratio of Net Investment Income to Average Net Assets	(0.46	)%(d)	(0.59)%		(0.66)%	(0.45)%	(0.88)%	(0.93)%
Portfolio Turnover Rate	140.7	%(d)	138.3	%(f)	143.4%	95.2%	124.7%	193.9%

	2008(a)		2007		2006	2005	2004	2003
PARTNERS LARGECAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$10.05		$8.99		$8.17	$7.76	$7.30	$6.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.02		0.01	0.01	(0.01)	—
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		1.78		0.91	0.56	0.47	1.11

Total From Investment Operations	(0.59)		1.80		0.92	0.57	0.46	1.11
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.01)		(0.01)	(0.03)	—	—
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	(0.13)	—	—

Total Dividends and Distributions	(0.93)		(0.74)		(0.10)	(0.16)	—	—

Net Asset Value, End of Period	$8.53		$10.05		$8.99	$8.17	$7.76	$7.30

Total Return	(6.37	)%(c)	21.56%		11.30%	7.31%	6.30%	17.93%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,509,656		$750,044		$766,512	$715,195	$170,809	$56,784
Ratio of Expenses to Average Net Assets	0.93	%(d)	0.99%		0.99%	1.00%	1.00%	1.00%
Ratio of Gross Expenses to Average Net Assets	0.93	%(d),(e)	—		—	—	—	—
Ratio of Net Investment Income to Average Net Assets	0.23	%(d)	0.19%		0.11%	0.12%	(0.10)%	(0.05)%
Portfolio Turnover Rate	140.7	%(d)	138.3	%(f)	143.4%	95.2%	124.7%	193.9%

	2008(a)		2007		2006	2005	2004	2003
PARTNERS LARGECAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period	$9.86		$8.85		$8.05	$7.67	$7.25	$6.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		(0.01)		(0.01)	—	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		1.75		0.90	0.54	0.45	1.11

Total From Investment Operations	(0.59)		1.74		0.89	0.54	0.42	1.10
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.03)	—	—
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	(0.13)	—	—

Total Dividends and Distributions	(0.93)		(0.73)		(0.09)	(0.16)	—	—

Net Asset Value, End of Period	$8.34		$9.86		$8.85	$8.05	$7.67	$7.25

Total Return	(6.50	)%(c)	21.17%		11.12%	6.97%	5.79%	17.89%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,991		$24,856		$17,520	$20,415	$15,288	$974
Ratio of Expenses to Average Net Assets	1.20	%(d)	1.25%		1.25%	1.26%	1.26%	1.26%
Ratio of Gross Expenses to Average Net Assets	1.20	%(d),(e)	—		—	—	—	—
Ratio of Net Investment Income to Average Net Assets	(0.01	)%(d)	(0.08)%		(0.18)%	0.05%	(0.39)%	(0.23)%
Portfolio Turnover Rate	140.7	%(d)	138.3	%(f)	143.4%	95.2%	124.7%	193.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005	2004	2003
PARTNERS LARGECAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period	$9.79		$8.80		$8.02	$7.64	$7.22	$6.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.02)		(0.02)	(0.02)	(0.04)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		1.74		0.89	0.55	0.46	1.10

Total From Investment Operations	(0.60)		1.72		0.87	0.53	0.42	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—		—	(0.02)	—	—
Distributions from Realized Gains	(0.93)		(0.73)		(0.09)	(0.13)	—	—

Total Dividends and Distributions	(0.93)		(0.73)		(0.09)	(0.15)	—	—

Net Asset Value, End of Period	$8.26		$9.79		$8.80	$8.02	$7.64	$7.22

Total Return	(6.66	)%(c)	21.06%		10.91%	6.99%	5.82%	17.59%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,943		$22,117		$18,798	$15,970	$1,940	$723
Ratio of Expenses to Average Net Assets	1.32	%(d)	1.37%		1.37%	1.38%	1.38%	1.38%
Ratio of Gross Expenses to Average Net Assets	1.32	%(d),(e)	—		—	—	—	—
Ratio of Net Investment Income to Average Net Assets	(0.13	)%(d)	(0.20)%		(0.28)%	(0.24)%	(0.48)%	(0.35)%
Portfolio Turnover Rate	140.7	%(d)	138.3	%(f)	143.4%	95.2%	124.7%	193.9%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of Partners LargeCap Growth Fund.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$16.16		$15.84	$13.73	$12.92		$11.64		$9.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12		0.20	0.17	0.13		0.11		0.13
Net Realized and Unrealized Gain (Loss) on Investments	(2.09)		0.98	2.55	0.95		1.27		1.98

Total From Investment Operations	(1.97)		1.18	2.72	1.08		1.38		2.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)		(0.15)	(0.10)	(0.17)		(0.10)		(0.04)
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	(0.10)		—		—

Total Dividends and Distributions	(1.14)		(0.86)	(0.61)	(0.27)		(0.10)		(0.04)

Net Asset Value, End of Period	$13.05		$16.16	$15.84	$13.73		$12.92		$11.64

Total Return	(12.79	)%(c)	7.69%	20.49%	8.44%		11.95%		22.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$107,942		$139,292	$93,399	$58,191		$34,752		$12,058
Ratio of Expenses to Average Net Assets	1.34	%(d)	1.33%	1.34%	1.35%		1.36%		1.34%
Ratio of Gross Expenses to Average Net Assets	1.34	%(d),(e)	—	—	—		1.37	%(f)	1.37	%(f)
Ratio of Net Investment Income to Average Net Assets	1.87	%(d)	1.24%	1.15%	0.97%		0.90%		1.21%
Portfolio Turnover Rate	22.3	%(d)	29.2%	20.7%	28.1	%(g)	26.4%		16.2%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.66		$15.38	$13.35	$12.59		$11.35		$9.33
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11		0.17	0.14	0.11		0.09		0.11
Net Realized and Unrealized Gain (Loss) on Investments	(2.03)		0.95	2.48	0.92		1.24		1.94

Total From Investment Operations	(1.92)		1.12	2.62	1.03		1.33		2.05
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.13)	(0.08)	(0.17)		(0.09)		(0.03)
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	(0.10)		—		—

Total Dividends and Distributions	(1.12)		(0.84)	(0.59)	(0.27)		(0.09)		(0.03)

Net Asset Value, End of Period	$12.62		$15.66	$15.38	$13.35		$12.59		$11.35

Total Return	(12.89	)%(c)	7.48%	20.27%	8.24%		11.73%		21.99%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$48,332		$63,577	$61,713	$43,523		$33,241		$12,287
Ratio of Expenses to Average Net Assets	1.52	%(d)	1.51%	1.52%	1.53%		1.54%		1.52%
Ratio of Gross Expenses to Average Net Assets	1.52	%(d),(e)	—	—	—		1.55	%(f)	1.55	%(f)
Ratio of Net Investment Income to Average Net Assets	1.69	%(d)	1.07%	0.99%	0.81%		0.72%		1.03%
Portfolio Turnover Rate	22.3	%(d)	29.2%	20.7%	28.1	%(g)	26.4%		16.2%

	2008(a)		2007	2006	2005
PARTNERS LARGECAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.75		$15.46	$13.41	$12.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.14	0.11	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(2.04)		0.97	2.51	0.93

Total From Investment Operations	(1.94)		1.11	2.62	0.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)		(0.11)	(0.06)	(0.17)
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	(0.10)

Total Dividends and Distributions	(1.11)		(0.82)	(0.57)	(0.27)

Net Asset Value, End of Period	$12.70		$15.75	$15.46	$13.41

Total Return	(12.99	)%(c)	7.36%	20.17%	7 .85	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,373		$8,782	$5,896	$383
Ratio of Expenses to Average Net Assets	1.65	%(d)	1.64%	1.65%	1.66%
Ratio of Gross Expenses to Average Net Assets	1.65	%(d),(e)	—	—	—
Ratio of Net Investment Income to Average Net Assets	1.54	%(d)	0.90%	0.78%	0.43%
Portfolio Turnover Rate	22.3	%(d)	29.2%	20.7%	28 .1	%(g)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$15.67		$15.38	$13.34	$12.58		$11.34		$9.33
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12		0.18	0.15	0.10		0.08		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.03)		0.96	2.48	0.93		1.23		1.94

Total From Investment Operations	(1.91)		1.14	2.63	1.03		1.31		2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)		(0.14)	(0.08)	(0.17)		(0.07)		(0.01)
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	(0.10)		—		—

Total Dividends and Distributions	(1.14)		(0.85)	(0.59)	(0.27)		(0.07)		(0.01)

Net Asset Value, End of Period	$12.62		$15.67	$15.38	$13.34		$12.58		$11.34

Total Return(h)	(12.84	)%(c)	7.62%	20.37%	8.25%		11.56%		21.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$108,799		$132,320	$104,621	$69,104		$41,043		$16,843
Ratio of Expenses to Average Net Assets	1.37	%(d)	1.40%	1.47%	1.54%		1.63%		1.75%
Ratio of Gross Expenses to Average Net Assets(i)	1.42	%(d)	—	—	—		1.64	%(f)	2.01	%(f)
Ratio of Net Investment Income to Average Net Assets	1.82	%(d)	1.16%	1.03%	0.78%		0.64%		0.79%
Portfolio Turnover Rate	22.3	%(d)	29.2%	20.7%	28.1	%(g)	26.4%		16.2%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.91		$15.61	$13.54	$12.67		$11.42		$9.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.16		0.29	0.25	0.21		0.18		0.18
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)		0.97	2.51	0.94		1.24		1.95

Total From Investment Operations	(1.89)		1.26	2.76	1.15		1.42		2.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)		(0.25)	(0.18)	(0.18)		(0.17)		(0.10)
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	(0.10)		—		—

Total Dividends and Distributions	(1.23)		(0.96)	(0.69)	(0.28)		(0.17)		(0.10)

Net Asset Value, End of Period	$12.79		$15.91	$15.61	$13.54		$12.67		$11.42

Total Return	(12.56	)%(c)	8.33%	21.18%	9.14%		12.56%		22.86%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,830,384		$2,156,908	$2,028,156	$1,397,435		$1,170,226		$964,633
Ratio of Expenses to Average Net Assets	0.77	%(d)	0.76%	0.77%	0.78%		0.78%		0.77%
Ratio of Gross Expenses to Average Net Assets	0.77	%(d),(e)	—	—	—		0.80	%(f)	0.80	%(f)
Ratio of Net Investment Income to Average Net Assets	2.41	%(d)	1.82%	1.73%	1.58%		1.50%		1.79%
Portfolio Turnover Rate	22.3	%(d)	29.2%	20.7%	28.1	%(g)	26.4%		16.2%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.88		$15.58	$13.51	$12.68		$11.43		$9.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14		0.24	0.21	0.17		0.15		0.16
Net Realized and Unrealized Gain (Loss) on Investments	(2.06)		0.98	2.52	0.94		1.24		1.94

Total From Investment Operations	(1.92)		1.22	2.73	1.11		1.39		2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.21)	(0.15)	(0.18)		(0.14)		(0.07)
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	(0.10)		—		—

Total Dividends and Distributions	(1.19)		(0.92)	(0.66)	(0.28)		(0.14)		(0.07)

Net Asset Value, End of Period	$12.77		$15.88	$15.58	$13.51		$12.68		$11.43

Total Return	(12.75	)%(c)	8.06%	20.91%	8.79%		12.26%		22.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$104,061		$136,082	$116,652	$67,032		$45,729		$25,399
Ratio of Expenses to Average Net Assets	1 .03	%(d)	1.02%	1.03%	1.04%		1.04%		1.03%
Ratio of Gross Expenses to Average Net Assets	1.03	%(d),(e)	—	—	—		1.06	%(f)	1.06	%(f)
Ratio of Net Investment Income to Average Net Assets	2.17	%(d)	1.54%	1.46%	1.29%		1.23%		1.53%
Portfolio Turnover Rate	22.3	%(d)	29.2%	20.7%	28.1	%(g)	26.4%		16.2%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS LARGECAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period	$15.80		$15.51	$13.46	$12.64		$11.39		$9.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14		0.22	0.19	0.15		0.12		0.15
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)		0.97	2.50	0.95		1.26		1.92

Total From Investment Operations	(1.91)		1.19	2.69	1.10		1.38		2.07
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.19)	(0.13)	(0.18)		(0.13)		(0.06)
Distributions from Realized Gains	(0.94)		(0.71)	(0.51)	(0.10)		—		—

Total Dividends and Distributions	(1.17)		(0.90)	(0.64)	(0.28)		(0.13)		(0.06)

Net Asset Value, End of Period	$12.72		$15.80	$15.51	$13.46		$12.64		$11.39

Total Return	(12.72	)%(c)	7.90%	20.69%	8.73%		12.17%		22.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$48,900		$59,964	$42,774	$23,754		$13,694		$992
Ratio of Expenses to Average Net Assets	1.15	%(d)	1.14%	1.15%	1.16%		1.17%		1.15%
Ratio of Gross Expenses to Average Net Assets	1.15	%(d),(e)	—	—	—		1.18	%(f)	1.18	%(f)
Ratio of Net Investment Income to Average Net Assets	2.09	%(d)	1.40%	1.34%	1.14%		0.98%		1.42%
Portfolio Turnover Rate	22.3	%(d)	29.2%	20.7%	28.1	%(g)	26.4%		16.2%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.

(f)	Expense ratio without commission rebates.

(g)	Portfolio turnover rate excludes approximately $72,312,000 of securities from the acquisition of Principal Partners LargeCap Value Fund, Inc. and $331,000 from portfolio realignment.

(h)	Total return is calculated without the contingent deferred sales charge.

(i)	Excludes expense reimbursement from Manager and/or custodian credits.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
PARTNERS LARGECAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period	$14.91		$13.66	$11.72	$10.51	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07		0.12	0.09	0.05	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.83)		1.46	2.01	1.20	0.48

Total From Investment Operations	(1.76)		1.58	2.10	1.25	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.05)	(0.03)	(0.04)	—
Distributions from Realized Gains	(0.33)		(0.28)	(0.13)	—	—

Total Dividends and Distributions	(0.44)		(0.33)	(0.16)	(0.04)	—

Net Asset Value, End of Period	$12.71		$14.91	$13.66	$11.72	$10.51

Total Return	(12.04	)%(d)	11.79%	18.04%	11.88%	5.10	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,868		$7,005	$5,338	$376	$10
Ratio of Expenses to Average Net Assets	1.37	%(e)	1.36%	1.37%	1.37%	1.37	%(e)
Ratio of Net Investment Income to Average Net Assets	1.11	%(e)	0.82%	0.70%	0.48%	0.64	%(e)
Portfolio Turnover Rate	51.5	%(e)	35.8%	41.3%	58.9%	32.7	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS LARGECAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period	$14.86		$13.62	$11.69	$10.50	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.09	0.06	0.06	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.83)		1.45	2.01	1.17	0.48

Total From Investment Operations	(1.77)		1.54	2.07	1.23	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.02)	(0.01)	(0.04)	—
Distributions from Realized Gains	(0.33)		(0.28)	(0.13)	—	—

Total Dividends and Distributions	(0.41)		(0.30)	(0.14)	(0.04)	—

Net Asset Value, End of Period	$12.68		$14.86	$13.62	$11.69	$10.50

Total Return	(12.11	)%(d)	11.54%	17.78%	11.69%	5.00	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,888		$6,886	$5,462	$19	$10
Ratio of Expenses to Average Net Assets	1.55	%(e)	1.54%	1.55%	1.55%	1.55	%(e)
Ratio of Net Investment Income to Average Net Assets	0.93	%(e)	0.64%	0.48%	0.56%	0.47	%(e)
Portfolio Turnover Rate	51.5	%(e)	35.8%	41.3%	58.9%	32.7	%(e)

	2008(a)		2007	2006	2005
PARTNERS LARGECAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period	$14.90		$13.65	$11.71	$10.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.07	0.03	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.83)		1.46	2.04	1.14

Total From Investment Operations	(1.78)		1.53	2.07	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		—	—	(0.03)
Distributions from Realized Gains	(0.33)		(0.28)	(0.13)	—

Total Dividends and Distributions	(0.40)		(0.28)	(0.13)	(0.03)

Net Asset Value, End of Period	$12.72		$14.90	$13.65	$11.71

Total Return	(12.19	)%(d)	11.45%	17.78%	11.23	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,030		$5,520	$4,691	$390
Ratio of Expenses to Average Net Assets	1.68	%(e)	1.67%	1.68%	1.68%
Ratio of Net Investment Income to Average Net Assets	0.81	%(e)	0.52%	0.24%	0.34%
Portfolio Turnover Rate	51.5	%(e)	35.8%	41.3%	58.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS LARGECAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$15.02		$13.77	$11.80	$10.53	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.11		0.20	0.16	0.14	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.84)		1.46	2.04	1.17	0.48

Total From Investment Operations	(1.73)		1.66	2.20	1.31	0.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.13)	(0.10)	(0.04)	—
Distributions from Realized Gains	(0.33)		(0.28)	(0.13)	—	—

Total Dividends and Distributions	(0.52)		(0.41)	(0.23)	(0.04)	—

Net Asset Value, End of Period	$12.77		$15.02	$13.77	$11.80	$10.53

Total Return	(11.79	)%(d)	12.33%	18.85%	12.49%	5.30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,151,630		$1,003,450	$563,868	$287,911	$5,225
Ratio of Expenses to Average Net Assets	0.80	%(e)	0.79%	0.80%	0.80%	0.80	%(e)
Ratio of Net Investment Income to Average Net Assets	1.65	%(e)	1.37%	1.29%	1.26%	1.22	%(e)
Portfolio Turnover Rate	51.5	%(e)	35.8%	41.3%	58.9%	32.7	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS LARGECAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period	$14.98		$13.72	$11.77	$10.52	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09		0.16	0.13	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.84)		1.47	2.02	1.17	0.48

Total From Investment Operations	(1.75)		1.63	2.15	1.29	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.09)	(0.07)	(0.04)	—
Distributions from Realized Gains	(0.33)		(0.28)	(0.13)	—	—

Total Dividends and Distributions	(0.48)		(0.37)	(0.20)	(0.04)	—

Net Asset Value, End of Period	$12.75		$14.98	$13.72	$11.77	$10.52

Total Return	(11.92	)%(d)	12.15%	18.42%	12.28%	5.20	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,304		$9,406	$6,758	$2,594	$11
Ratio of Expenses to Average Net Assets	1.06	%(e)	1.05%	1.06%	1.06%	1.06	%(e)
Ratio of Net Investment Income to Average Net Assets	1.44	%(e)	1.13%	1.03%	1.02%	0.97	%(e)
Portfolio Turnover Rate	51.5	%(e)	35.8%	41.3%	58.9%	32.7	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS LARGECAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period	$14.95		$13.69	$11.74	$10.52	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		0.14	0.11	0.10	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.84)		1.47	2.02	1.16	0.48

Total From Investment Operations	(1.76)		1.61	2.13	1.26	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.07)	(0.05)	(0.04)	—
Distributions from Realized Gains	(0.33)		(0.28)	(0.13)	—	—

Total Dividends and Distributions	(0.46)		(0.35)	(0.18)	(0.04)	—

Net Asset Value, End of Period	$12.73		$14.95	$13.69	$11.74	$10.52

Total Return	(11.98	)%(d)	12.05%	18.32%	11.99%	5.20	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,296		$2,571	$1,271	$12	$11
Ratio of Expenses to Average Net Assets	1.18	%(e)	1.17%	1.18%	1.18%	1.18	%(e)
Ratio of Net Investment Income to Average Net Assets	1.31	%(e)	0.98%	0.84%	0.92%	0.82	%(e)
Portfolio Turnover Rate	51.5	%(e)	35.8%	41.3%	58.9%	32.7	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period	$12.45		$11.66	$10.09	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.07		0.14	0.12	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.43)		0.93	1.63	0.03

Total From Investment Operations	(1.36)		1.07	1.75	0.09
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)		(0.11)	(0.06)	—
Distributions from Realized Gains	(0.74)		(0.17)	(0.12)	—

Total Dividends and Distributions	(0.90)		(0.28)	(0.18)	—

Net Asset Value, End of Period	$10.19		$12.45	$11.66	$10.09

Total Return	(11.51	)%(d)	9.31%	17.49%	0.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,156		$2,666	$1,913	$554
Ratio of Expenses to Average Net Assets	1.43	%(e)	1.42%	1.42%	1.42	%(e)
Ratio of Net Investment Income to Average Net Assets	1.39	%(e)	1.12%	1.12%	0.69	%(e)
Portfolio Turnover Rate	15.4	%(e)	19.4%	14.8%	19.8	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period	$12.42		$11.63	$10.08	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.12	0.09	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.43)		0.93	1.62	0.02

Total From Investment Operations	(1.37)		1.05	1.71	0.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.09)	(0.04)	—
Distributions from Realized Gains	(0.74)		(0.17)	(0.12)	—

Total Dividends and Distributions	(0.88)		(0.26)	(0.16)	—

Net Asset Value, End of Period	$10.17		$12.42	$11.63	$10.08

Total Return	(11.61	)%(d)	9.13%	17.10%	0.80	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$320		$299	$639	$59
Ratio of Expenses to Average Net Assets	1.61	%(e)	1.60%	1.60%	1.60	%(e)
Ratio of Net Investment Income to Average Net Assets	1.17	%(e)	1.03%	0.83%	0.70	%(e)
Portfolio Turnover Rate	15.4	%(e)	19.4%	14.8%	19.8	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period	$12.40		$11.62	$10.06	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.10	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)		0.92	1.62	0.01

Total From Investment Operations	(1.37)		1.02	1.70	0.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.07)	(0.02)	—
Distributions from Realized Gains	(0.74)		(0.17)	(0.12)	—

Total Dividends and Distributions	(0.86)		(0.24)	(0.14)	—

Net Asset Value, End of Period	$10.17		$12.40	$11.62	$10.06

Total Return	(11.58	)%(d)	8.91%	17.08%	0.60	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$405		$155	$142	$11
Ratio of Expenses to Average Net Assets	1.74	%(e)	1.73%	1.73%	1.73	%(e)
Ratio of Net Investment Income to Average Net Assets	0.78	%(e)	0.83%	0.75%	0.55	%(e)
Portfolio Turnover Rate	15.4	%(e)	19.4%	14.8%	19.8	%(e)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period	$12.51		$11.71	$10.14	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.10		0.21	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.44)		0.94	1.62	0.02

Total From Investment Operations	(1.34)		1.15	1.80	0.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.18)	(0.11)	—
Distributions from Realized Gains	(0.74)		(0.17)	(0.12)	—

Total Dividends and Distributions	(0.96)		(0.35)	(0.23)	—

Net Asset Value, End of Period	$10.21		$12.51	$11.71	$10.14

Total Return	(11.30	)%(d)	9.98%	18.08%	1.40	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$190,421		$234,534	$242,210	$196,340
Ratio of Expenses to Average Net Assets	0.86	%(e)	0.85%	0.85%	0.85	%(e)
Ratio of Net Investment Income to Average Net Assets	1.96	%(e)	1.72%	1.72%	1.46	%(e)
Portfolio Turnover Rate	15.4	%(e)	19.4%	14.8%	19.8	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period	$12.49		$11.70	$10.13	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.09		0.17	0.16	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.44)		0.94	1.62	0.01

Total From Investment Operations	(1.35)		1.11	1.78	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.15)	(0.09)	—
Distributions from Realized Gains	(0.74)		(0.17)	(0.12)	—

Total Dividends and Distributions	(0.93)		(0.32)	(0.21)	—

Net Asset Value, End of Period	$10.21		$12.49	$11.70	$10.13

Total Return	(11.38	)%(d)	9.61%	17.79%	1.30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,229		$2,624	$2,545	$457
Ratio of Expenses to Average Net Assets	1.12	%(e)	1.11%	1.11%	1.11	%(e)
Ratio of Net Investment Income to Average Net Assets	1.70	%(e)	1.42%	1.44%	1.42	%(e)
Portfolio Turnover Rate	15.4	%(e)	19.4%	14.8%	19.8	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS LARGECAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period	$12.48		$11.67	$10.11	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		0.15	0.09	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.43)		0.96	1.67	0.02

Total From Investment Operations	(1.35)		1.11	1.76	0.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.13)	(0.08)	—
Distributions from Realized Gains	(0.74)		(0.17)	(0.12)	—

Total Dividends and Distributions	(0.92)		(0.30)	(0.20)	—

Net Asset Value, End of Period	$10.21		$12.48	$11.67	$10.11

Total Return	(11.40	)%(d)	9.68%	17.58%	1.10	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$169		$150	$12	$10
Ratio of Expenses to Average Net Assets	1.24	%(e)	1.23%	1.23%	1.23	%(e)
Ratio of Net Investment Income to Average Net Assets	1.52	%(e)	1.21%	0.90%	1.05	%(e)
Portfolio Turnover Rate	15.4	%(e)	19.4%	14.8%	19.8	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
PARTNERS MIDCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$12.35		$9.72	$8.99	$7.66		$7.45		$5.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)		(0.10)	(0.08)	(0.10)		(0.09)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)		3.01	0.88	1.43		0.30		2.24

Total From Investment Operations	(1.16)		2.91	0.80	1.33		0.21		2.15
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—		—		—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—		—		—

Net Asset Value, End of Period	$10.42		$12.35	$9.72	$8.99		$7.66		$7.45

Total Return	(9.91	)%(c)	30.65%	8.87%	17.36%		2.82%		40.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,172		$32,810	$29,290	$17,158		$13,413		$4,371
Ratio of Expenses to Average Net Assets	1.56	%(d)	1.57%	1.57%	1.57%		1.47%		1.56%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.57	%(e)	1.57	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.85	)%(d)	(0.98)%	(0.85)%	(1.19)%		(1.17)%		(1.33)%
Portfolio Turnover Rate	157.3	%(d)	144.9%	145.8%	185.7	%(f)	163.7%		163.3%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS MIDCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$12.01		$9.47	$8.78	$7.49		$7.30		$5.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.05)		(0.12)	(0.09)	(0.11)		(0.10)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.08)		2.94	0.85	1.40		0.29		2.18

Total From Investment Operations	(1.13)		2.82	0.76	1.29		0.19		2.09
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—		—		—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—		—		—

Net Asset Value, End of Period	$10.11		$12.01	$9.47	$8.78		$7.49		$7.30

Total Return	(9.94	)%(c)	30.50%	8.63%	17.22%		2.60%		40.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,927		$14,941	$11,823	$9,866		$6,991		$2,461
Ratio of Expenses to Average Net Assets	1.74	%(d)	1.75%	1.75%	1.75%		1.65%		1.74%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.75	%(e)	1.75	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.02	)%(d)	(1.16)%	(0.98)%	(1.37)%		(1.35)%		(1.52)%
Portfolio Turnover Rate	157.3	%(d)	144.9%	145.8%	185.7	%(f)	163.7%		163.3%

	2008(a)		2007	2006	2005
PARTNERS MIDCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$11.88		$9.39	$8.72	$7.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.06)		(0.13)	(0.11)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(1.07)		2.90	0.85	1.41

Total From Investment Operations	(1.13)		2.77	0.74	1.28
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—

Net Asset Value, End of Period	$9.98		$11.88	$9.39	$8.72

Total Return	(10.06	)%(c)	30.22%	8.46%	17.20	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,250		$871	$528	$156
Ratio of Expenses to Average Net Assets	1.87	%(d)	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1.18	)%(d)	(1.30)%	(1.18)%	(1.60)%
Portfolio Turnover Rate	157.3	%(d)	144.9%	145.8%	185.7	%(f)

See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS MIDCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$11.50		$9.08	$8.43	$7.20		$7.03		$5.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.05)		(0.11)	(0.09)	(0.12)		(0.12)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		2.81	0.81	1.35		0.29		2.10

Total From Investment Operations	(1.07)		2.70	0.72	1.23		0.17		2.00
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—		—		—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—		—		—

Net Asset Value, End of Period	$9.66		$11.50	$9.08	$8.43		$7.20		$7.03

Total Return(g)	(9.86	)%(c)	30.49%	8.51%	17.08%		2.42%		39.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,667		$38,498	$27,963	$22,011		$15,436		$9,625
Ratio of Expenses to Average Net Assets	1.68	%(d)	1.72%	1.78%	1.89%		1.92%		1.95%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	1.78%	1.89%		2.02	%(e)	2.72	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.96	)%(d)	(1.13)%	(1.02)%	(1.51)%		(1.63)%		(1.73)%
Portfolio Turnover Rate	157.3	%(d)	144.9%	145.8%	185.7	%(f)	163.7%		163.3%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS MIDCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$12.21		$9.56	$8.80	$7.45		$7.20		$5.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.04)	(0.02)	(0.06)		(0.04)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.09)		2.97	0.85	1.41		0.29		2.14

Total From Investment Operations	(1.11)		2.93	0.83	1.35		0.25		2.10
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—		—		—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—		—		—

Net Asset Value, End of Period	$10.33		$12.21	$9.56	$8.80		$7.45		$7.20

Total Return	(9.61	)%(c)	31.39%	9.41%	18.12%		3.47%		41.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$632,639		$536,957	$324,293	$275,439		$9		$8
Ratio of Expenses to Average Net Assets	0.99	%(d)	1.00%	1.00%	1.00%		0.89%		0.99%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.00	%(e)	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.29	)%(d)	(0.42)%	(0.22)%	(0.65)%		(0.60)%		(0.76)%
Portfolio Turnover Rate	157.3	%(d)	144.9%	145.8%	185.7	%(f)	163.7%		163.3%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS MIDCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period	$12.49		$9.79	$9.04	$7.67		$7.43		$5.26
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.07)	(0.05)	(0.07)		(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)		3.05	0.87	1.44		0.31		2.24

Total From Investment Operations	(1.15)		2.98	0.82	1.37		0.24		2.17
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—		—		—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—		—		—

Net Asset Value, End of Period	$10.57		$12.49	$9.79	$9.04		$7.67		$7.43

Total Return	(9.71	)%(c)	31.16%	9.05%	17.86%		3.23%		41.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,302		$20,495	$27,099	$10,711		$8,533		$7,384
Ratio of Expenses to Average Net Assets	1.25	%(d)	1.26%	1.26%	1.26%		1.15%		1.24%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.26	%(e)	1.26	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.54	)%(d)	(0.67)%	(0.48)%	(0.88)%		(0.86)%		(1.03)%
Portfolio Turnover Rate	157.3	%(d)	144.9%	145.8%	185.7	%(f)	163.7%		163.3%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS MIDCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period	$12.34		$9.69	$8.95	$7.61		$7.38		$5.25
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.09)	(0.08)	(0.09)		(0.08)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.12)		3.02	0.89	1.43		0.31		2.20

Total From Investment Operations	(1.15)		2.93	0.81	1.34		0.23		2.13
Less Dividends and Distributions:
Distributions from Realized Gains	(0.77)		(0.28)	(0.07)	—		—		—

Total Dividends and Distributions	(0.77)		(0.28)	(0.07)	—		—		—

Net Asset Value, End of Period	$10.42		$12.34	$9.69	$8.95		$7.61		$7.38

Total Return	(9.83	)%(c)	30.96%	9.03%	17.61%		3.12%		40.57%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,073		$27,327	$17,680	$226		$124		$408
Ratio of Expenses to Average Net Assets	1.37	%(d)	1.38%	1.38%	1.38%		1.24%		1.37%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.38	%(e)	1.38	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.66	)%(d)	(0.80)%	(0.77)%	(1.01)%		(0.99)%		(1.14)%
Portfolio Turnover Rate	157.3	%(d)	144.9%	145.8%	185.7	%(f)	163.7%		163.3%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $34,689,000 of securities from the acquisition of Principal Partners MidCap Growth Fund, Inc. and $23,000 from portfolio realignment.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP GROWTH FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period	$13.05		$12.62	$11.80	$10.16	$10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.06)	(0.07)	(0.10)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		2.08	1.61	1.74	(0.04)

Total From Investment Operations	(0.95)		2.02	1.54	1.64	(0.08)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		(1.59)	(0.72)	—	—

Total Dividends and Distributions	(1.40)		(1.59)	(0.72)	—	—

Net Asset Value, End of Period	$10.70		$13.05	$12.62	$11.80	$10.16

Total Return	(7.94	)%(d)	17.50%	13.38%	16.14%	(0.78	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,966		$3,329	$2,601	$1,206	$735
Ratio of Expenses to Average Net Assets	1.58	%(e)	1.57%	1.57%	1.57%	1.44	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.57	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.69	)%(e)	(0.52)%	(0.59)%	(0.88)%	(0.86	)%(e)
Portfolio Turnover Rate	99.2	%(e)	120.6%	133.4%	84.5%	91.1	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period	$12.96		$12.56	$11.77	$10.15	$10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.09)	(0.09)	(0.12)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(0.92)		2.08	1.60	1.74	(0.04)

Total From Investment Operations	(0.96)		1.99	1.51	1.62	(0.09)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		(1.59)	(0.72)	—	—

Total Dividends and Distributions	(1.40)		(1.59)	(0.72)	—	—

Net Asset Value, End of Period	$10.60		$12.96	$12.56	$11.77	$10.15

Total Return	(8.08	)%(d)	17.34%	13.15%	15.96%	(0.88	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,371		$3,685	$1,729	$522	$241
Ratio of Expenses to Average Net Assets	1.76	%(e)	1.75%	1.75%	1.75%	1.72	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.75	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.85	)%(e)	(0.73)%	(0.74)%	(1.05)%	(1.22	)%(e)
Portfolio Turnover Rate	99.2	%(e)	120.6%	133.4%	84.5%	91.1	%(e)

	2008(a)		2007	2006	2005
PARTNERS MIDCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period	$12.96		$12.57	$11.80	$10.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.11)	(0.11)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		2.09	1.60	1.74

Total From Investment Operations	(0.96)		1.98	1.49	1.61
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		(1.59)	(0.72)	—

Total Dividends and Distributions	(1.40)		(1.59)	(0.72)	—

Net Asset Value, End of Period	$10.60		$12.96	$12.57	$11.80

Total Return	(8.08	)%(d)	17.22%	12.93%	15.80	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,628		$1,103	$232	$130
Ratio of Expenses to Average Net Assets	1.89	%(e)	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1.00	)%(e)	(0.91)%	(0.87)%	(1.09)%
Portfolio Turnover Rate	99.2	%(e)	120.6%	133.4%	84.5%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(g)
PARTNERS MIDCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$13.34		$12.80	$11.90	$10.18	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	—		—	—	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)		2.13	1.62	1.75	0.22

Total From Investment Operations	(0.94)		2.13	1.62	1.72	0.18
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		(1.59)	(0.72)	—	—

Total Dividends and Distributions	(1.40)		(1.59)	(0.72)	—	—

Net Asset Value, End of Period	$11.00		$13.34	$12.80	$11.90	$10.18

Total Return	(7.67	)%(d)	18.18%	13.97%	16.90%	1.80	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$276,989		$311,595	$249,162	$250,351	$128,884
Ratio of Expenses to Average Net Assets	1.01	%(e)	1.00%	1.00%	1.00%	0.98	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.00	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.09	)%(e)	0.02%	0.01%	(0.30)%	(0.49	)%(e)
Portfolio Turnover Rate	99.2	%(e)	120.6%	133.4%	84.5%	91.1	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period	$13.23		$12.73	$11.87	$10.17	$10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.04)	(0.03)	(0.06)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.93)		2.13	1.61	1.76	(0.04)

Total From Investment Operations	(0.95)		2.09	1.58	1.70	(0.07)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		(1.59)	(0.72)	—	—

Total Dividends and Distributions	(1.40)		(1.59)	(0.72)	—	—

Net Asset Value, End of Period	$10.88		$13.23	$12.73	$11.87	$10.17

Total Return	(7.82	)%(d)	17.94%	13.65%	16.72%	(0.68	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,098		$4,921	$1,295	$1,016	$161
Ratio of Expenses to Average Net Assets	1.27	%(e)	1.26%	1.26%	1.26%	1.23	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.26	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.35	)%(e)	(0.29)%	(0.28)%	(0.56)%	(0.67	)%(e)
Portfolio Turnover Rate	99.2	%(e)	120.6%	133.4%	84.5%	91.1	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period	$13.16		$12.67	$11.83	$10.17	$10.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.05)	(0.05)	(0.08)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(0.91)		2.13	1.61	1.74	(0.03)

Total From Investment Operations	(0.94)		2.08	1.56	1.66	(0.07)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.40)		(1.59)	(0.72)	—	—

Total Dividends and Distributions	(1.40)		(1.59)	(0.72)	—	—

Net Asset Value, End of Period	$10.82		$13.16	$12.67	$11.83	$10.17

Total Return	(7.78	)%(d)	17.95%	13.52%	16.32%	(0.68	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,387		$3,603	$1,065	$314	$10
Ratio of Expenses to Average Net Assets	1.39	%(e)	1.38%	1.38%	1.38%	1.35	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.38	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.50	)%(e)	(0.40)%	(0.40)%	(0.70)%	(0.86	)%(e)
Portfolio Turnover Rate	99.2	%(e)	120.6%	133.4%	84.5%	91.1	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.

(g)	Period from December 29, 2003, date operations commenced, through October 31, 2004.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period	$11.73		$11.72	$10.70	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.10)	(0.10)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.38)		1.30	1.16	0.78

Total From Investment Operations	(1.43)		1.20	1.06	0.70
Less Dividends and Distributions:
Distributions from Realized Gains	(0.99)		(1.19)	(0.04)	—

Total Dividends and Distributions	(0.99)		(1.19)	(0.04)	—

Net Asset Value, End of Period	$9.31		$11.73	$11.72	$10.70

Total Return	(13.07	)%(d)	10.64%	9.95%	7.00	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,402		$11,328	$9,831	$1,289
Ratio of Expenses to Average Net Assets	1.58	%(e)	1.57%	1.57%	1.57	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.94	)%(e)	(0.91)%	(0.88)%	(0.95	)%(e)
Portfolio Turnover Rate	293.6	%(e)	194.8%	160.5%	126.4	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period	$11.67		$11.68	$10.69	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.12)	(0.10)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.38)		1.30	1.13	0.79

Total From Investment Operations	(1.43)		1.18	1.03	0.69
Less Dividends and Distributions:
Distributions from Realized Gains	(0.99)		(1.19)	(0.04)	—

Total Dividends and Distributions	(0.99)		(1.19)	(0.04)	—

Net Asset Value, End of Period	$9.25		$11.67	$11.68	$10.69

Total Return	(13.14	)%(d)	10.49%	9.67%	6.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,104		$2,641	$1,707	$210
Ratio of Expenses to Average Net Assets	1.76	%(e)	1.75%	1.75%	1.75	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.12	)%(e)	(1.09)%	(0.89)%	(1.15	)%(e)
Portfolio Turnover Rate	293.6	%(e)	194.8%	160.5%	126.4	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period	$11.62		$11.66	$10.68	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)		(0.14)	(0.14)	(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(1.37)		1.29	1.16	0.79

Total From Investment Operations	(1.43)		1.15	1.02	0.68
Less Dividends and Distributions:
Distributions from Realized Gains	(0.99)		(1.19)	(0.04)	—

Total Dividends and Distributions	(0.99)		(1.19)	(0.04)	—

Net Asset Value, End of Period	$9.20		$11.62	$11.66	$10.68

Total Return	(13.20	)%(d)	10.24%	9.59%	6.80	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,369		$3,131	$1,958	$47
Ratio of Expenses to Average Net Assets	1.89	%(e)	1.88%	1.88%	1.88	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.26	)%(e)	(1.22)%	(1.20)%	(1.28	)%(e)
Portfolio Turnover Rate	293.6	%(e)	194.8%	160.5%	126.4	%(e)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$11.99		$11.90	$10.80	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.04)	(0.02)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)		1.32	1.16	0.83

Total From Investment Operations	(1.43)		1.28	1.14	0.80
Less Dividends and Distributions:
Distributions from Realized Gains	(0.99)		(1.19)	(0.04)	—

Total Dividends and Distributions	(0.99)		(1.19)	(0.04)	—

Net Asset Value, End of Period	$9.57		$11.99	$11.90	$10.80

Total Return	(12.76	)%(d)	11.20%	10.60%	8.00	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$376,801		$540,371	$538,894	$445,559
Ratio of Expenses to Average Net Assets	1.01	%(e)	1.00%	1.00%	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.37	)%(e)	(0.34)%	(0.14)%	(0.29	)%(e)
Portfolio Turnover Rate	293.6	%(e)	194.8%	160.5%	126.4	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period	$11.84		$11.79	$10.73	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.07)	(0.06)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.40)		1.31	1.16	0.78

Total From Investment Operations	(1.43)		1.24	1.10	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	(0.99)		(1.19)	(0.04)	—

Total Dividends and Distributions	(0.99)		(1.19)	(0.04)	—

Net Asset Value, End of Period	$9.42		$11.84	$11.79	$10.73

Total Return	(12.94	)%(d)	10.94%	10.29%	7.30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,994		$8,786	$5,270	$1,000
Ratio of Expenses to Average Net Assets	1.27	%(e)	1.26%	1.26%	1.26	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.65	)%(e)	(0.60)%	(0.48)%	(0.55	)%(e)
Portfolio Turnover Rate	293.6	%(e)	194.8%	160.5%	126.4	%(e)

	2008(a)		2007	2006	2005(b)
PARTNERS MIDCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period	$11.78		$11.75	$10.71	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.08)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.38)		1.30	1.16	0.79

Total From Investment Operations	(1.42)		1.22	1.08	0.71
Less Dividends and Distributions:
Distributions from Realized Gains	(0.99)		(1.19)	(0.04)	—

Total Dividends and Distributions	(0.99)		(1.19)	(0.04)	—

Net Asset Value, End of Period	$9.37		$11.78	$11.75	$10.71

Total Return	(12.91	)%(d)	10.79%	10.12%	7.10	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,332		$11,097	$7,179	$808
Ratio of Expenses to Average Net Assets	1.39	%(e)	1.38%	1.38%	1.38	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.75	)%(e)	(0.72)%	(0.66)%	(0.88	)%(e)
Portfolio Turnover Rate	293.6	%(e)	194.8%	160.5%	126.4	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from December 29, 2004, date operations commenced, through October 31, 2005.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
PARTNERS MIDCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$15.73		$15.79	$14.93	$13.84	$12.03		$9.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	0.02	(0.05)	(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		1.22	2.17	2.12	2.02		2.69

Total From Investment Operations	(1.66)		1.26	2.19	2.07	1.97		2.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		(0.03)	—	—	—		—
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	(0.98)	(0.16)		—

Total Dividends and Distributions	(1.63)		(1.32)	(1.33)	(0.98)	(0.16)		—

Net Asset Value, End of Period	$12.44		$15.73	$15.79	$14.93	$13.84		$12.03

Total Return	(11.40	)%(c)	8.16%	15.37%	15.44%	16.53%		28.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,893		$35,378	$31,636	$19,278	$6,176		$3,305
Ratio of Expenses to Average Net Assets	1.58	%(d)	1.56%	1.57%	1.57%	1.54%		1.55%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.57	%(e)	1.57	%(e)
Ratio of Net Investment Income to Average Net Assets	0.36	%(d)	0.25%	0.16%	(0.34)%	(0.37)%		(0.46)%
Portfolio Turnover Rate	150.6	%(d)	147.3%	151.4%	87.9%	49.9%		49.7%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS MIDCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.28		$15.38	$14.60	$13.57	$11.82		$9.24
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.01	—	(0.07)	(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.63)		1.18	2.11	2.08	1.98		2.65

Total From Investment Operations	(1.62)		1.19	2.11	2.01	1.91		2.58
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		—	—	—	—		—
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	(0.98)	(0.16)		—

Total Dividends and Distributions	(1.61)		(1.29)	(1.33)	(0.98)	(0.16)		—

Net Asset Value, End of Period	$12.05		$15.28	$15.38	$14.60	$13.57		$11.82

Total Return	(11.48	)%(c)	7.93%	15.16%	15.29%	16.31%		27.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,630		$24,123	$23,997	$19,167	$5,874		$2,962
Ratio of Expenses to Average Net Assets	1.76	%(d)	1.74%	1.75%	1.75%	1.72%		1.73%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.75	%(e)	1.75	%(e)
Ratio of Net Investment Income to Average Net Assets	0.18	%(d)	0.07%	(0.02)%	(0.52)%	(0.54)%		(0.67)%
Portfolio Turnover Rate	150.6	%(d)	147.3%	151.4%	87.9%	49.9%		49.7%

	2008(a)		2007	2006	2005
PARTNERS MIDCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.73		$15.81	$14.99	$13.93
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		(0.01)	(0.03)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		1.22	2.18	2.16

Total From Investment Operations	(1.69)		1.21	2.15	2.04
Less Dividends and Distributions:
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	(0.98)

Total Dividends and Distributions	(1.59)		(1.29)	(1.33)	(0.98)

Net Asset Value, End of Period	$12.45		$15.73	$15.81	$14.99

Total Return	(11.60	)%(c)	7.84%	15.02%	15.10	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,505		$1,940	$1,365	$145
Ratio of Expenses to Average Net Assets	1.89	%(d)	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.05	%(d)	(0.07)%	(0.17)%	(0.78)%
Portfolio Turnover Rate	150.6	%(d)	147.3%	151.4%	87.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
PARTNERS MIDCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$15.13		$15.21	$14.46	$13.46	$11.75		$9.21
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.04	(0.01)	(0.09)	(0.10)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.62)		1.17	2.09	2.07	1.97		2.63

Total From Investment Operations	(1.60)		1.21	2.08	1.98	1.87		2.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		—	—	—	—		—
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	(0.98)	(0.16)		—

Total Dividends and Distributions	(1.63)		(1.29)	(1.33)	(0.98)	(0.16)		—

Net Asset Value, End of Period	$11.90		$15.13	$15.21	$14.46	$13.46		$11.75

Total Return(f)	(11.45	)%(c)	8.17%	15.09%	15.19%	16.06%		27.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$79,808		$99,206	$95,782	$75,737	$32,930		$12,295
Ratio of Expenses to Average Net Assets	1.59	%(d)	1.59%	1.80%	1.85%	1.93%		1.94%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	1.80%	1.85%	1.96	%(e)	2.49	%(e)
Ratio of Net Investment Income to Average Net Assets	0.35	%(d)	0.23%	(0.07)%	(0.61)%	(0.77)%		(0.89)%
Portfolio Turnover Rate	150.6	%(d)	147.3%	151.4%	87.9%	49.9%		49.7%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS MIDCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$16.00		$16.05	$15.12	$13.92	$12.04		$9.34

Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.13	0.11	0.03	0.02		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)		1.23	2.19	2.15	2.03		2.69

Total From Investment Operations	(1.65)		1.36	2.30	2.18	2.05		2.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.12)	(0.04)	—	(0.01)		—
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	(0.98)	(0.16)		—

Total Dividends and Distributions	(1.71)		(1.41)	(1.37)	(0.98)	(0.17)		—

Net Asset Value, End of Period	$12.64		$16.00	$16.05	$15.12	$13.92		$12.04

Total Return	(11.19	)%(c)	8.75%	16.01%	16.18%	17.15%		28.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$383,708		$491,544	$466,928	$390,104	$215,174		$78,679
Ratio of Expenses to Average Net Assets	1.01	%(d)	0.99%	1.00%	1.00%	0.97%		0.98%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.00	%(e)	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	0.94	%(d)	0.82%	0.73%	0.23%	0.19%		0.07%
Portfolio Turnover Rate	150.6	%(d)	147.3%	151.4%	87.9%	49.9%		49.7%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS MIDCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.82		$15.88	$14.97	$13.83	$11.98		$9.33
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.09	0.07	—	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.69)		1.22	2.18	2.12	2.02		2.67

Total From Investment Operations	(1.65)		1.31	2.25	2.12	2.01		2.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.08)	(0.01)	—	—		—
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	(0.98)	(0.16)		—

Total Dividends and Distributions	(1.67)		(1.37)	(1.34)	(0.98)	(0.16)		—

Net Asset Value, End of Period	$12.50		$15.82	$15.88	$14.97	$13.83		$11.98

Total Return	(11.27	)%(c)	8.48%	15.74%	15.83%	16.93%		28.40%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,252		$28,701	$23,731	$20,643	$5,440		$3,154
Ratio of Expenses to Average Net Assets	1.27	%(d)	1.25%	1.26%	1.26%	1.23%		1.24%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.26	%(e)	1.26	%(e)
Ratio of Net Investment Income to Average Net Assets	0.70	%(d)	0.55%	0.47%	(0.02)%	(0.05)%		(0.18)%
Portfolio Turnover Rate	150.6	%(d)	147.3%	151.4%	87.9%	49.9%		49.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
PARTNERS MIDCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period	$15.70		$15.76	$14.88	$13.77	$11.95		$9.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.07	0.05	(0.02)	(0.01)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		1.22	2.16	2.11	1.99		2.67

Total From Investment Operations	(1.64)		1.29	2.21	2.09	1.98		2.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.06)	—	—	—		—
Distributions from Realized Gains	(1.59)		(1.29)	(1.33)	(0.98)	(0.16)		—

Total Dividends and Distributions	(1.66)		(1.35)	(1.33)	(0.98)	(0.16)		—

Net Asset Value, End of Period	$12.40		$15.70	$15.76	$14.88	$13.77		$11.95

Total Return	(11.33	)%(c)	8.40%	15.57%	15.67%	16.72%		28.36%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,373		$23,354	$16,598	$11,180	$945		$1,565
Ratio of Expenses to Average Net Assets	1.39	%(d)	1.37%	1.38%	1.38%	1.35%		1.36%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.38	%(e)	1.38	%(e)
Ratio of Net Investment Income to Average Net Assets	0.55	%(d)	0.43%	0.34%	(0.15)%	(0.11)%		(0.29)%
Portfolio Turnover Rate	150.6	%(d)	147.3%	151.4%	87.9%	49.9%		49.7%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period	$14.82		$14.09	$13.24	$11.43		$10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.03		0.03	0.01	(0.02)		—
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		1.39	1.96	2.00		0.84

Total From Investment Operations	(0.87)		1.42	1.97	1.98		0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.01)	—	(0.04)		—
Distributions from Realized Gains	(1.59)		(0.68)	(1.12)	(0.13)		—

Total Dividends and Distributions	(1.62)		(0.69)	(1.12)	(0.17)		—

Net Asset Value, End of Period	$12.33		$14.82	$14.09	$13.24		$11.43

Total Return	(6.25	)%(d)	10.32%	15.84%	17.53%		7.93	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,457		$18,303	$11,180	$1,696		$339
Ratio of Expenses to Average Net Assets	1.57	%(e)	1.56%	1.57%	1.57%		1.57	%(e)
Ratio of Net Investment Income to Average Net Assets	0.44	%(e)	0.19%	0.07%	(0.11)%		(0.08	)%(e)
Portfolio Turnover Rate	73.3	%(e)	81.8%	52.4%	59.4%		66.0	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period	$14.73		$14.03	$13.21	$11.43	$10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		—	(0.01)	(0.04)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)		1.38	1.95	1.99	0.85

Total From Investment Operations	(0.86)		1.38	1.94	1.95	0.84
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		—	—	(0.04)	—
Distributions from Realized Gains	(1.59)		(0.68)	(1.12)	(0.13)	—

Total Dividends and Distributions	(1.60)		(0.68)	(1.12)	(0.17)	—

Net Asset Value, End of Period	$12.27		$14.73	$14.03	$13.21	$11.43

Total Return	(6.23	)%(d)	10.09%	15.62%	17.25%	7.93	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,498		$6,485	$4,132	$870	$11
Ratio of Expenses to Average Net Assets	1.75	%(e)	1.74%	1.75%	1.75%	1.75	%(e)
Ratio of Net Investment Income to Average Net Assets	0.26	%(e)	0.02%	(0.11)%	(0.28)%	(0 .21	)%(e)
Portfolio Turnover Rate	73.3	%(e)	81.8%	52.4%	59.4%	66.0	%(e)

	2008(a)		2007	2006	2005
PARTNERS MIDCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period	$14.72		$14.04	$13.24	$11.45
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		(0.02)	(0.03)	(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)		1.38	1.95	2.02

Total From Investment Operations	(0.88)		1.36	1.92	1.96
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.04)
Distributions from Realized Gains	(1.59)		(0.68)	(1.12)	(0.13)

Total Dividends and Distributions	(1.59)		(0.68)	(1.12)	(0.17)

Net Asset Value, End of Period	$12.25		$14.72	$14.04	$13.24

Total Return	(6 .37	)%(d)	9.94%	15.43%	17.29	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,891		$4,008	$2,189	$272
Ratio of Expenses to Average Net Assets	1.88	%(e)	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.12	%(e)	(0.12)%	(0.25)%	(0.46)%
Portfolio Turnover Rate	73.3	%(e)	81.8%	52.4%	59.4%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(f)
PARTNERS MIDCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$14.96		$14.22	$13.34	$11.46	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.11	0.09	0.06	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)		1.40	1.96	2.00	1.41

Total From Investment Operations	(0.83)		1.51	2.05	2.06	1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.10)		(0.09)	(0.05)	(0.05)	—
Distributions from Realized Gains	(1.59)		(0.68)	(1.12)	(0.13)	—

Total Dividends and Distributions	(1.69)		(0.77)	(1.17)	(0.18)	—

Net Asset Value, End of Period	$12.44		$14.96	$14.22	$13.34	$11.46

Total Return	(5.90	)%(d)	10.95%	16.44%	18.16%	14.60	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$866,065		$942,226	$729,727	$515,611	$302,583
Ratio of Expenses to Average Net Assets	1.00	%(e)	0.99%	1.00%	1.00%	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	1.02	%(e)	0.77%	0.68%	0.49%	0.57	%(e)
Portfolio Turnover Rate	73.3	%(e)	81.8%	52.4%	59.4%	66.0	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period	$14.91		$14.17	$13.30	$11.45	$10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.08	0.05	0.02	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.90)		1.39	1.96	2.00	0.84

Total From Investment Operations	(0.85)		1.47	2.01	2.02	0.86
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.07)		(0.05)	(0.02)	(0.04)	—

Distributions from Realized Gains	(1.59)		(0.68)	(1.12)	(0.13)	—

Total Dividends and Distributions	(1.66)		(0.73)	(1.14)	(0.17)	—

Net Asset Value, End of Period	$12.40		$14.91	$14.17	$13.30	$11.45
Total Return	(6.08	)%(d)	10.69%	16.11%	17.89%	8.12	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,579		$15,984	$10,085	$1,114	$57
Ratio of Expenses to Average Net Assets	1.26	%(e)	1.25%	1.26%	1.26%	1.26	%(e)
Ratio of Net Investment Income to Average Net Assets	0.76	%(e)	0.51%	0.38%	0.13%	0.34	%(e)
Portfolio Turnover Rate	73.3	%(e)	81.8%	52.4%	59.4%	66.0	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS MIDCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period	$14.86		$14.13	$13.27	$11.44	$10.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.05	0.03	(0.04)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.89)		1.39	1.96	2.04	0.84

Total From Investment Operations	(0.85)		1.44	1.99	2.00	0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		(0.03)	(0.01)	(0.04)	—
Distributions from Realized Gains	(1.59)		(0.68)	(1.12)	(0.13)	—

Total Dividends and Distributions	(1.64)		(0.71)	(1.13)	(0.17)	—

Net Asset Value, End of Period	$12.37		$14.86	$14.13	$13.27	$11.44

Total Return	(6.07	)%(d)	10.51%	15.94%	17.71%	8.03	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,616		$8,738	$4,938	$891	$11
Ratio of Expenses to Average Net Assets	1.38	%(e)	1.37%	1.38%	1.38%	1.38	%(e)
Ratio of Net Investment Income to Average Net Assets	0.61	%(e)	0.37%	0.24%	(0.27)%	0.16	%(e)
Portfolio Turnover Rate	73.3	%(e)	81.8%	52.4%	59.4%	66.0	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Period from December 29, 2003, date operations commenced, through October 31, 2004.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006		2005	2004		2003(b)
PARTNERS SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$16.10		$16.50	$16.29		$14.80	$13.56		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.04)		(0.09)	(0.08)		(0.07)	(0.05)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.87)		1.39	1.44		1.83	2.10		3.62

Total From Investment Operations	(1.91)		1.30	1.36		1.76	2.05		3.56
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—		(0.02)	—		—
Distributions from Realized Gains	(2.10)		(1.70)	(1.15)		(0.25)	(0.81)		—

Total Dividends and Distributions	(2.10)		(1.70)	(1.15)		(0.27)	(0.81)		—

Net Asset Value, End of Period	$12.09		$16.10	$16.50		$16.29	$14.80		$13.56

Total Return	(13.07	)%(d)	8.31%	8.52%		11.98%	15.88%		35.60	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,248		$3,443	$3,580		$2,945	$158		$136
Ratio of Expenses to Average Net Assets	1.58	%(e)	1.57%	1.57%		1.57%	1.54%		1.54	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—		—	1.57	%(f)	1.57	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.57	)%(e)	(0.58)%	(0.50)%		(0.43)%	(0.39)%		(0.60	)%(e)
Portfolio Turnover Rate	75.0	%(e)	100.1%	109.8%		110.2%	117.5%		111.5	%(e)

	2008(a)		2007	2006		2005	2004		2003(b)
PARTNERS SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.93		$16.37	$16.19		$14.74	$13.54		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.12)	(0.11)		(0.11)	(0.09)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.85)		1.38	1.44		1.83	2.10		3.61

Total From Investment Operations	(1.90)		1.26	1.33		1.72	2.01		3.54
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—		(0.02)	—		—
Distributions from Realized Gains	(2.10)		(1.70)	(1.15)		(0.25)	(0.81)		—

Total Dividends and Distributions	(2.10)		(1.70)	(1.15)		(0.27)	(0.81)		—

Net Asset Value, End of Period	$11.93		$15.93	$16.37		$16.19	$14.74		$13.54

Total Return	(13.16	)%(d)	8.11%	8.38%		11.74%	15.59%		35.40	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,088		$860	$1,265		$965	$83		$135
Ratio of Expenses to Average Net Assets	1.76	%(e)	1.75%	1.75%		1.75%	1.72%		1.72	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—		—	1.75	%(f)	1.75	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.78	)%(e)	(0.77)%	(0.67)%		(0.66)%	(0.66)%		(0.79	)%(e)
Portfolio Turnover Rate	75.0	%(e)	100.1%	109.8%		110.2%	117.5%		111.5	%(e)

				2008(a)		2007	2006		2005
PARTNERS SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period				$16.13		$16.58	$16.41		$15.02
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)				(0.06)		(0.14)	(0.13)		(0.13)
Net Realized and Unrealized Gain (Loss) on Investments				(1.87)		1.39	1.45		1.79

Total From Investment Operations				(1.93)		1.25	1.32		1.66
Less Dividends and Distributions:
Dividends from Net Investment Income				—		—	—		(0.02)
Distributions from Realized Gains				(2.10)		(1.70)	(1.15)		(0.25)

Total Dividends and Distributions				(2.10)		(1.70)	(1.15)		(0.27)

Net Asset Value, End of Period				$12.10		$16.13	$16.58		$16.41

Total Return				(13.19	)%(d)	7.93%	8.20%		11.10	%(d)
Ratio/Supplemental Data:
Net Assets End of Period (in thousands)				$296		$213	$166		$41
Ratio of Expenses to Average Net Assets				1.89	%(e)	1.88%	1.88%		1.88%
Ratio of Net Investment Income to Average Net Assets				(0.89	)%(e)	(0.89)%	(0.82)%		(0.83)%
Portfolio Turnover Rate				75.0	%(e)	100.1%	109.8%		110.2%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$16.58		$16.86	$16.54	$14.95	$13.62		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	—		—	0.01	—	0.07		—
Net Realized and Unrealized Gain (Loss) on Investments	(1.94)		1.43	1.47	1.87	2.07		3.62

Total From Investment Operations	(1.94)		1.43	1.48	1.87	2.14		3.62
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.01)	(0.01)	(0.03)	—		—
Distributions from Realized Gains	(2.10)		(1.70)	(1.15)	(0.25)	(0.81)		—

Total Dividends and Distributions	(210)		(1.71)	(1.16)	(0.28)	(0.81)

Net Asset Value End of Period	$12.54		$16.58	$16.86	$16.54	$14.95		$13.62

Total Return	(12.85	)%(d)	8.94%	9.14%	12.59%	16.50%		36.20	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$130,595		$171,101	$220,551	$235,767	$159,678		$4,868
Ratio of Expenses to Average Net Assets	1.01	%(e)	1.00%	1.00%	1.00%	0.94%		0.97	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.00	%(f)	1.00	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.00%		(0.02)%	0.08%	0.01%	0.53%		(0.04	)%(e)
Portfolio Turnover Rate	75.0	%(e)	100.1%	109.8%	110.2%	117.5%		111.5	%(e)

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period	$16.37		$16.70	$16.42	$14.88	$13.59		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.04)	(0.03)	(0.03)	(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.91)		1.41	1.46	1.85	2.13		3.62

Total From Investment Operations	(1.93)		1.37	1.43	1.82	2.10		3.59
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.03)	—		—
Distributions from Realized Gains	(2.10)		(1.70)	(1.15)	(0.25)	(0.81)		—

Total Dividends and Distributions	(2.10)		(1.70)	(1.15)	(0.28)	(0.81)		—

Net Asset Value, End of Period	$12.34		$16.37	$16.70	$16.42	$14.88		$13.59

Total Return	(12.97	)%(d)	8.65%	8.90%	12.28%	16.23%		35.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$271		$348	$315	$276	$71		$136
Ratio of Expenses to Average Net Assets	1.27	%(e)	1.26%	1.26%	1.26%	1.23%		1.23	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.26	%(f)	1.26	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.27	)%(e)	(0.26)%	(0.18)%	(0.21)%	(0.18)%		(0.30	)%(e)
Portfolio Turnover Rate	75.0	%(e)	100.1%	109.8%	110.2%	117.5%		111.5	%(e)

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period	$16.26		$16.62	$16.37	$14.85	$13.58		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.06)	(0.05)	(0.06)	(0.03)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		1.40	1.45	1.86	2.11		3.62

Total From Investment Operations	(1.92)		1.34	1.40	1.80	2.08		3.58
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.03)	—		—
Distributions from Realized Gains	(2.10)		(1.70)	(1.15)	(0.25)	(0.81)		—

Total Dividends and Distributions	(2.10)		(1.70)	(1.15)	(0.28)	(0.81)		—

Net Asset Value, End of Period	$12.24		$16.26	$16.62	$16.37	$14.85		$13.58

Total Return	(12.99	)%(d)	8.50%	8.74%	12.16%	16.09%		35.80	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$384		$937	$1,004	$355	$161		$136
Ratio of Expenses to Average Net Assets	1.39	%(e)	1.38%	1.38%	1.38%	1.35%		1.35	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.38	%(f)	1.38	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	(0.36	)%(e)	(0.40)%	(0.30)%	(0.36)%	(0.20)%		(0.42	)%(e)
Portfolio Turnover Rate	75.0	%(e)	100.1%	109.8%	110.2%	117.5%		111.5	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from December 30, 2002, date operations commenced, through October 31, 2003.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND I
Advisors preferred shares
Net Asset Value, Beginning of Period	$11.38		$9.25	$8.37	$7.62	$7.00		$5.08
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)		(0.12)	(0.13)	(0.12)	(0.11)		(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)		2.65	1.01	0.87	0.73		2.00

Total From Investment Operations	(1.92)		2.53	0.88	0.75	0.62		1.92
Less Dividends and Distributions:
Distributions from Realized Gains	(0.87)		(0.40)	—	—	—		—

Total Dividends and Distributions	(0.87)		(0.40)	—	—	—		—

Net Asset Value, End of Period	$8.59		$11.38	$9.25	$8.37	$7.62		$7.00

Total Return	(17.94	)%(c)	28.30%	10.51%	9.84%	8.86%		37.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,926		$3,315	$2,583	$1,889	$2,579		$2,446
Ratio of Expenses to Average Net Assets	1.68	%(d)	1.67%	1.67%	1.67%	1.67%		1.66%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.67	%(e)	1.67	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.04	)%(d)	(1.19)%	(1.37)%	(1.42)%	(1.49)%		(1.45)%
Portfolio Turnover Rate	109.5	%(d)	85.0%	100.3%	91.5%	94.6%		333.6%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND I
Advisors Select shares
Net Asset Value, Beginning of Period	$11.22		$9.15	$8.30	$7.57	$6.96		$5.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.05)		(0.14)	(0.14)	(0.13)	(0.12)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.85)		2.61	0.99	0.86	0.73		1.99

Total From Investment Operations	(1.90)		2.47	0.85	0.73	0.61		1.90
Less Dividends and Distributions:
Distributions from Realized Gains	(0.87)		(0.40)	—	—	—		—

Total Dividends and Distributions	(0.87)		(0.40)	—	—	—		—

Net Asset Value, End of Period	$8.45		$11.22	$9.15	$8.30	$7.57		$6.96

Total Return	(18.02	)%(c)	27.94%	10.24%	9.64%	8.76%		37.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,108		$2,040	$891	$878	$754		$1,136
Ratio of Expenses to Average Net Assets	1.86	%(d)	1.85%	1.85%	1.85%	1.85%		1.84%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.85	%(e)	1.85	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.22	)%(d)	(1.37)%	(1.56)%	(1.60)%	(1.67)%		(1.63)%
Portfolio Turnover Rate	109.5	%(d)	85.0%	100.3%	91.5%	94.6%		333.6%

	2008(a)		2007	2006	2005
PARTNERS SMALLCAP GROWTH FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period	$11.50		$9.38	$8.52	$7.79
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.06)		(0.15)	(0.16)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.67	1.02	0.87

Total From Investment Operations	(1.96)		2.52	0.86	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	(0.87)		(0.40)	—	—

Total Dividends and Distributions	(0.87)		(0.40)	—	—

Net Asset Value, End of Period	$8.67		$11.50	$9.38	$8.52

Total Return	(18.11	)%(c)	27.78%	10.09%	9.37	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$297		$202	$43	$41
Ratio of Expenses to Average Net Assets	1.99	%(d)	1.98%	1.98%	1.98%
Ratio of Net Investment Income to Average Net Assets	(1.34	)%(d)	(1.50)%	(1.69)%	(1.73)%
Portfolio Turnover Rate	109.5	%(d)	85.0%	100.3%	91.5%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND I
Class J shares
Net Asset Value, Beginning of Period	$10.79		$8.83	$8.02	$7.33	$6.75		$4.92
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.06)		(0.15)	(0.16)	(0.14)	(0.13)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.77)		2.51	0.97	0.83	0.71		1.93

Total From Investment Operations	(1.83)		2.36	0.81	0.69	0.58		1.83
Less Dividends and Distributions:
Distributions from Realized Gains	(0.87)		(0.40)	—	—	—		—

Total Dividends and Distributions	(0.87)		(0.40)	—	—	—		—

Net Asset Value, End of Period	$8.09		$10.79	$8.83	$8.02	$7.33		$6.75

Total Return(f)	(18.09	)%(c)	27.71%	10.10%	9.41%	8.59%		37.20%
Ratio/Supplemental Data:
Net Assets End of Period (in thousands)	$10,432		$12,437	$9,581	$8,323	$8,026		$5,932
Ratio of Expenses to Average Net Assets	2.04	%(d)	2.02%	2.05%	2.05%	2.05%		2.05%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	2.08%	2.21%	2.24	%(e)	3.39	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.39	)%(d)	(1.56)%	(1.76)%	(1.80)%	(1.86)%		(1.85)%
Portfolio Turnover Rate	109.5	%(d)	85.0%	100.3%	91.5%	94.6%		333.6%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND I
Institutional shares
Net Asset Value, Beginning of Period	$11.82		$9.55	$8.59	$7.78	$7.10		$5.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.07)	(0.08)	(0.07)	(0.07)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.96)		2.74	1.04	0.88	0.75		2.03

Total From Investment Operations	(1.98)		2.67	0.96	0.81	0.68		1.98
Less Dividends and Distributions:
Distributions from Realized Gains	(0.87)		(0.40)	—	—	—		—

Total Dividends and Distributions	(0.87)		(0.40)	—	—	—		—

Net Asset Value, End of Period	$8.97		$11.82	$9.55	$8.59	$7.78		$7.10

Total Return	(17.77	)%(c)	28.90%	11.18%	10.41%	9.58%		38.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$146,663		$173,460	$95,185	$122,265	$71,754		$60,637
Ratio of Expenses to Average Net Assets	1.11	%(d)	1.10%	1.10%	1.10%	1.10%		1.09%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.10	%(e)	1.10	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.47	)%(d)	(0.63)%	(0.82)%	(0.85)%	(0.92)%		(0.89)%
Portfolio Turnover Rate	109.5	%(d)	85.0%	100.3%	91.5%	94.6%		333.6%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND I
Preferred shares
Net Asset Value, Beginning of Period	$11.68		$9.46	$8.54	$7.75	$7.09		$5.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.09)	(0.10)	(0.09)	(0.09)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.93)		2.71	1.02	0.88	0.75		2.03

Total From Investment Operations	(1.96)		2.62	0.92	0.79	0.66		1.96
Less Dividends and Distributions:
Distributions from Realized Gains	(0.87)		(0.40)	—	—	—		—

Total Dividends and Distributions	(0.87)		(0.40)	—	—	—		—

Net Asset Value, End of Period	$8.85		$11.68	$9.46	$8.54	$7.75		$7.09

Total Return	(17.81	)%(c)	28.64%	10.77%	10.19%	9.31%		38.21%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,062		$8,766	$5,360	$4,522	$1,858		$1,682
Ratio of Expenses to Average Net Assets	1.37	%(d)	1.36%	1.36%	1.36%	1.36%		1.35%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.36	%(e)	1.36	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.73	)%(d)	(0.88)%	(1.07)%	(1.11)%	(1.18)%		(1.15)%
Portfolio Turnover Rate	109.5	%(d)	85.0%	100.3%	91.5%	94.6%		333.6%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP GROWTH FUND I
Select shares
Net Asset Value, Beginning of Period	$11.53		$9.36	$8.44	$7.68	$7.04		$5.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)		(0.10)	(0.11)	(0.10)	(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.67	1.03	0.86	0.74		2.01

Total From Investment Operations	(1.94)		2.57	0.92	0.76	0.64		1.94
Less Dividends and Distributions:
Distributions from Realized Gains	(0.87)		(0.40)	—	—	—		—

Total Dividends and Distributions	(0.87)		(0.40)	—	—	—		—

Net Asset Value, End of Period	$8.72		$11.53	$9.36	$8.44	$7.68		$7.04

Total Return	(17.87	)%(c)	28.40%	10.90%	9.90%	9.09%		38.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,492		$934	$465	$93	$54		$706
Ratio of Expenses to Average Net Assets	1.49	%(d)	1.48%	1.48%	1.48%	1.48%		1.47%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.48	%(e)	1.48	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.84	)%(d)	(1.01)%	(1.18)%	(1.22)%	(1.30)%		(1.26)%
Portfolio Turnover Rate	109.5	%(d)	85.0%	100.3%	91.5%	94.6%		333.6%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
PARTNERS SMALLCAP GROWTH FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period	$9.98		$9.24	$8.66	$7.93		$7.78		$5.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.05)		(0.10)	(0.11)	(0.11)		(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)		1.54	1.17	1.06		0.29		2.17

Total From Investment Operations	(1.65)		1.44	1.06	0.95		0.19		2.10
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Net Asset Value, End of Period	$7.79		$9.98	$9.24	$8.66		$7.93		$7.78

Total Return	(17.11	)%(c)	16.55%	12.52%	12.07%		2.50%		36.97%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,198		$17,704	$15,126	$10,969		$7,430		$3,480
Ratio of Expenses to Average Net Assets	1.57	%(d)	1.56%	1.57%	1.57%		1.53%		1.52%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.57	%(e)	1.57	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.17	)%(d)	(1.11)%	(1.19)%	(1.30)%		(1.23)%		(1.14)%
Portfolio Turnover Rate	72.9	%(d)	62.9%	80.7%	53.4	%(f)	69.4%		115.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS SMALLCAP GROWTH FUND II
Advisors Select shares
Net Asset Value, Beginning of Period	$9.75		$9.06	$8.51	$7.81		$7.67		$5.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.05)		(0.12)	(0.12)	(0.12)		(0.11)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.57)		1.51	1.15	1.04		0.29		2.11

Total From Investment Operations	(1.62)		1.39	1.03	0.92		0.18		2.01
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Net Asset Value, End of Period	$7.59		$9.75	$9.06	$8.51		$7.81		$7.67

Total Return	(17.21	)%(c)	16.31%	12.37%	11.87%		2.41%		35.51%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,223		$15,348	$13,230	$10,398		$7,045		$2,162
Ratio of Expenses to Average Net Assets	1.75	%(d)	1.74%	1.75%	1.75%		1.71%		1.72%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.75	%(e)	1.75	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.35	)%(d)	(1.29)%	(1.37)%	(1.47)%		(1.42)%		(1.39)%
Portfolio Turnover Rate	72.9	%(d)	62.9%	80.7%	53.4	%(f)	69.4%		115.9%

	2008(a)		2007	2006	2005
PARTNERS SMALLCAP GROWTH FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.12		$9.38	$8.81	$8.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.06)		(0.14)	(0.14)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(1.64)		1.58	1.19	1.07

Total From Investment Operations	(1.70)		1.44	1.05	0.93
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	(0.22)

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	(0.22)

Net Asset Value, End of Period	$7.88		$10.12	$9.38	$8.81

Total Return	(17.37	)%(c)	16.29%	12.17%	11.57	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,649		$1,945	$770	$57
Ratio of Expenses to Average Net Assets	1.88	%(d)	1.87%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(1.48	)%(d)	(1.43)%	(1.50)%	(1.61)%
Portfolio Turnover Rate	72.9	%(d)	62.9%	80.7%	53.4	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS SMALLCAP GROWTH FUND II
Class J shares
Net Asset Value, Beginning of Period	$9.31		$8.68	$8.19	$7.54		$7.44		$5.47
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.06)		(0.12)	(0.13)	(0.14)		(0.13)		(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.50)		1.45	1.10	1.01		0.27		2.07

Total From Investment Operations	(1.56)		1.33	0.97	0.87		0.14		1.97
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Net Asset Value, End of Period	$7.21		$9.31	$8.68	$8.19		$7.54		$7.44

Total Return(g)	(17.38	)%(c)	16.33%	12.12%	11.63%		1.94%		36.01%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,716		$27,431	$18,405	$9,483		$6,025		$3,303
Ratio of Expenses to Average Net Assets	1.89	%(d)	1.84%	1.93%	2.05%		2.05%		2.03%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	—	2.14%		2.30	%(e)	3.66	%(e)
Ratio of Net Investment Income to Average Net Assets	(1.49	)%(d)	(1.39)%	(1.55)%	(1.78)%		(1.75)%		(1.64)%
Portfolio Turnover Rate	72.9	%(d)	62.9%	80.7%	53.4	%(f)	69.4%		115.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS SMALLCAP GROWTH FUND II
Institutional shares
Net Asset Value, Beginning of Period	$10.39		$9.54	$8.88	$8.08		$7.88		$5.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.05)	(0.06)	(0.06)		(0.05)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		1.60	1.20	1.08		0.29		2.20

Total From Investment Operations	(1.70)		1.55	1.14	1.02		0.24		2.16
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Net Asset Value, End of Period	$8.15		$10.39	$9.54	$8.88		$8.08		$7.88

Total Return	(16.91	)%(c)	17.22%	13.13%	12.73%		3.11%		37.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$441,134		$577,388	$524,636	$387,864		$264,397		$162,128
Ratio of Expenses to Average Net Assets	1.00	%(d)	1.00%	1.00%	1.00%		0.96%		0.95%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.00	%(e)	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.60	)%(d)	(0.54)%	(0.62)%	(0.72)%		(0.66)%		(0.57)%
Portfolio Turnover Rate	72.9	%(d)	62.9%	80.7%	53.4	%(f)	69.4%		115.9%

	2008(a)		2007	2006	2005		2004		2003
PARTNERS SMALLCAP GROWTH FUND II
Preferred shares
Net Asset Value, Beginning of Period	$10.21		$9.41	$8.78	$8.01		$7.83		$5.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)		(0.08)	(0.08)	(0.08)		(0.07)		(0.06)
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)		1.58	1.19	1.07		0.29		2.18

Total From Investment Operations	(1.69)		1.50	1.11	0.99		0.22		2.12
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Net Asset Value, End of Period	$7.98		$10.21	$9.41	$8.78		$8.01		$7.83

Total Return	(17.11	)%(c)	16.91%	12.93%	12.46%		2.87%		37.13%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$30,776		$40,400	$28,224	$10,930		$8,356		$1,799
Ratio of Expenses to Average Net Assets	1.26	%(d)	1.25%	1.26%	1.26%		1.22%		1.21%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.26	%(e)	1.26	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.86	)%(d)	(0.80)%	(0.88)%	(0.99)%		(0.93)%		(0.83)%
Portfolio Turnover Rate	72.9	%(d)	62.9%	80.7%	53.4	%(f)	69.4%		115.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
PARTNERS SMALLCAP GROWTH FUND II
Select shares
Net Asset Value, Beginning of Period	$10.09		$9.31	$8.70	$7.96		$7.78		$5.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)		(0.09)	(0.09)	(0.09)		(0.08)		(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.63)		1.57	1.18	1.05		0.30		2.17

Total From Investment Operations	(1.67)		1.48	1.09	0.96		0.22		2.08
Less Dividends and Distributions:
Distributions from Realized Gains	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Total Dividends and Distributions	(0.54)		(0.70)	(0.48)	(0.22)		(0.04)		—

Net Asset Value, End of Period	$7.88		$10.09	$9.31	$8.70		$7.96		$7.78

Total Return	(17.12	)%(c)	16.87%	12.81%	12.15%		2.89%		36.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,024		$9,794	$5,463	$1,739		$1,652		$87
Ratio of Expenses to Average Net Assets	1.38	%(d)	1.37%	1.38%	1.38%		1.34%		1.31%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.38	%(e)	1.38	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.98	)%(d)	(0.93)%	(0.99)%	(1.11)%		(1.06)%		(0.84)%
Portfolio Turnover Rate	72.9	%(d)	62.9%	80.7%	53.4	%(f)	69.4%		115.9%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $21,459,000 of securities from the acquisition of Principal Partners SmallCap Growth Fund, Inc. and $84,000 from portfolio realignment.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP GROWTH FUND III
Advisors Preferred shares
Net Asset Value, Beginning of Period	$13.23		$12.55	$10.90	$9.59	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.15)	(0.14)	(0.15)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.45)		2.04	2.31	1.46	(0.36)

Total From Investment Operations	(2.50)		1.89	2.17	1.31	(0.41)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.00)		(1.21)	(0.52)	—	—

Total Dividends and Distributions	(1.00)		(1.21)	(0.52)	—	—

Net Asset Value, End of Period	$9.73		$13.23	$12.55	$10.90	$9.59

Total Return	(19.92	)%(d)	16.25%	20.44%	13.66%	(4.10	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,678		$1,654	$787	$397	$10
Ratio of Expenses to Average Net Assets	1.68	%(e)	1.67%	1.67%	1.67%	1.55	%(e)
Ratio of Gross Expenses to Average Net Assets	1.68	%(e),(f)	—	—	—	1.67	%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(0.90	)%(e)	(1.23)%	(1.15)%	(1.39)%	(1.25	)%(e)
Portfolio Turnover Rate	124.9	%(e)	142.8%	88.3%	84.0%	51.3	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP GROWTH FUND III
Advisors Select shares
Net Asset Value, Beginning of Period	$13.15		$12.50	$10.87	$9.59	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.05)		(0.17)	(0.16)	(0.17)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.44)		2.03	2.31	1.45	(0.36)

Total From Investment Operations	(2.49)		1.86	2.15	1.28	(0.41)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.00)		(1.21)	(0.52)	—	—

Total Dividends and Distributions	(1.00)		(1.21)	(0.52)	—	—

Net Asset Value, End of Period	$9.66		$13.15	$12.50	$10.87	$9.59

Total Return	(19.97	)%(d)	16.06%	20.30%	13.35%	(4.10	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$754		$904	$756	$97	$9
Ratio of Expenses to Average Net Assets	1.86	%(e)	1.85%	1.85%	1.85%	1.73	%(e)
Ratio of Gross Expenses to Average Net Assets	1.86	%(e),(f)	—	—	—	1.85	%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(1.08	)%(e)	(1.41)%	(1.35)%	(1.58)%	(1.43	)%(e)
Portfolio Turnover Rate	124.9	%(e)	142.8%	88.3%	84.0%	51.3	%(e)

	2008(a)		2007	2006	2005
PARTNERS SMALLCAP GROWTH FUND III
Advisors Signature shares
Net Asset Value, Beginning of Period	$13.13		$12.50	$10.89	$9.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.06)		(0.19)	(0.20)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(2.44)		2.03	2.33	1.41

Total From Investment Operations	(2.50)		1.84	2.13	1.23
Less Dividends and Distributions:
Distributions from Realized Gains	(1.00)		(1.21)	(0.52)	—

Total Dividends and Distributions	(1.00)		(1.21)	(0.52)	—

Net Asset Value, End of Period	$9.63		$13.13	$12.50	$10.89

Total Return	(20.08	)%(d)	15.89%	20.08%	12.73	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$671		$818	$774	$11
Ratio of Expenses to Average Net Assets	1.99	%(e)	1.98%	1.98%	1.98%
Ratio of Gross Expenses to Average Net Assets	1.99	%(e),(f)	—	—	—
Ratio of Net Investment Income to Average Net Assets	(1.21	)%(e)	(1.54)%	(1.62)%	(1.70)%
Portfolio Turnover Rate	124.9	%(e)	142.8%	88.3%	84.0%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP GROWTH FUND III
Institutional shares
Net Asset Value, Beginning of Period	$13.51		$12.73	$10.99	$9.62	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.08)	(0.07)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(2.50)		2.07	2.33	1.46	(0.35)

Total From Investment Operations	(2.52)		1.99	2.26	1.37	(0.38)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.00)		(1.21)	(0.52)	—	—

Total Dividends and Distributions	(1.00)		(1.21)	(0.52)	—	—

Net Asset Value, End of Period	$9.99		$13.51	$12.73	$10.99	$9.62

Total Return	(19.63	)%(d)	16.86%	21.12%	14.24%	(3.80	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$305,244		$353,376	$233,207	$130,356	$4,770
Ratio of Expenses to Average Net Assets	1.11	%(e)	1.10%	1.10%	1.10%	0.98	%(e)
Ratio of Gross Expenses to Average Net Assets	1.11	%(e),(f)	—	—	—	1.10	%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(0.33	)%(e)	(0.66)%	(0.59)%	(0.82)%	(0.68	)%(e)
Portfolio Turnover Rate	124.9	%(e)	142.8%	88.3%	84.0%	51.3	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP GROWTH FUND III
Preferred shares
Net Asset Value, Beginning of Period	$13.38		$12.64	$10.95	$9.61	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.11)	(0.10)	(0.12)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(2.48)		2.06	2.31	1.46	(0.35)

Total From Investment Operations	(2.51)		1.95	2.21	1.34	(0.39)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.00)		(1.21)	(0.52)	—	—

Total Dividends and Distributions	(1.00)		(1.21)	(0.52)	—	—

Net Asset Value, End of Period	$9.87		$13.38	$12.64	$10.95	$9.61

Total Return	(19.76	)%(d)	16.64%	20.72%	13.94%	(3.90	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,197		$5,268	$2,271	$1,523	$10
Ratio of Expenses to Average Net Assets	1.37	%(e)	1.36%	1.36%	1.36%	1.26	%(e)
Ratio of Gross Expenses to Average Net Assets	1.37	%(e),(f)	—	—	—	1.36	%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(0.57	)%(e)	(0.92)%	(0.85)%	(1.11)%	(0.96	)%(e)
Portfolio Turnover Rate	124.9	%(e)	142.8%	88.3%	84.0%	51.3	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP GROWTH FUND III
Select shares
Net Asset Value, Beginning of Period	$13.32		$12.61	$10.93	$9.60	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.03)		(0.13)	(0.12)	(0.13)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(2.47)		2.05	2.32	1.46	(0.36)

Total From Investment Operations	(2.50)		1.92	2.20	1.33	(0.40)
Less Dividends and Distributions:
Distributions from Realized Gains	(1.00)		(1.21)	(0.52)	—	—

Total Dividends and Distributions	(1.00)		(1.21)	(0.52)	—	—

Net Asset Value, End of Period	$9.82		$13.32	$12.61	$10.93	$9.60

Total Return	(19.77	)%(d)	16.43%	20.67%	13.85%	(4.00	)%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$756		$677	$332	$11	$10
Ratio of Expenses to Average Net Assets	1.49	%(e)	1.48%	1.48%	1.48%	1.36	%(e)
Ratio of Gross Expenses to Average Net Assets	1.49	%(e),(f)	—	—	—	1.48	%(e),(g)
Ratio of Net Investment Income to Average Net Assets	(0.68	)%(e)	(1.04)%	(1.03)%	(1.21)%	(1.06	)%(e)
Portfolio Turnover Rate	124.9	%(e)	142.8%	88.3%	84.0%	51.3	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without custodian credits.

(g)	Expense ratio without commission rebates.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006		2005	2004		2003
PARTNERS SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$14.98		$17.55	$16.79		$14.74	$13.02		$9.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.06)	(0.10)		(0.08)	(0.07)		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.33)		0.75	2.18		2.13	1.79		3.67

Total From Investment Operations	(1.35)		0.69	2.08		2.05	1.72		3.60
Less Dividends and Distributions:
Distributions from Realized Gains	(3.69)		(3.26)	(1.32)		—	—		(0.09)

Total Dividends and Distributions	(3.69)		(3.26)	(1.32)		—	—		(0.09)

Net Asset Value, End of Period	$9.94		$14.98	$17.55		$16.79	$14.74		$13.02

Total Return	(10.90	)%(c)	3.97%	12.98%		13.91%	13.22%		38.18%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,801		$9,055	$8,631		$6,150	$5,963		$4,284
Ratio of Expenses to Average Net Assets	1.59	%(d)	1.57%	1.57%		1.57%	1.54%		1.57%
Ratio of Gross Expenses to Average Net Assets	—		—	—		—	1.57	%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.30	)%(d)	(0.38)%	(0.57)%		(0.47)%	(0.50)%		(0.62)%
Portfolio Turnover Rate	38.3	%(d)	36.6%	36.2%		51.3%	26.3%		44.1%

	2008(a)		2007	2006		2005	2004		2003
PARTNERS SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$14.73		$17.34	$16.63		$14.62	$12.94		$9.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.09)	(0.12)		(0.11)	(0.10)		(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.32)		0.74	2.15		2.12	1.78		3.63

Total From Investment Operations	(1.34)		0.65	2.03		2.01	1.68		3.55
Less Dividends and Distributions:
Distributions from Realized Gains	(3.69)		(3.26)	(1.32)		—	—		(0.09)

Total Dividends and Distributions	(3.69)		(3.26)	(1.32)		—	—		(0.09)

Net Asset Value, End of Period	$9.70		$14.73	$17.34		$16.63	$14.62		$12.94

Total Return	(11.03	)%(c)	3.77%	12.79%		13.75%	12.99%		37.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,774		$2,092	$3,060		$2,865	$2,738		$2,028
Ratio of Expenses to Average Net Assets	1.77	%(d)	1.75%	1.75%		1.75%	1.72%		1.75%
Ratio of Gross Expenses to Average Net Assets	—		—	—		—	1.75	%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.48	)%(d)	(0.57)%	(0.75)%		(0.65)%	(0.68)%		(0.80)%
Portfolio Turnover Rate	38.3	%(d)	36.6%	36.2%		51.3%	26.3%		44.1%

				2008(a)		2007	2006		2005
PARTNERS SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period				$15.21		$17.82	$17.07		$15.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)				(0.03)		(0.11)	(0.14)		(0.13)
Net Realized and Unrealized Gain (Loss) on Investments				(1.37)		0.76	2.21		2.05

Total From Investment Operations				(1.40)		0.65	2.07		1.92
Less Dividends and Distributions:
Distributions from Realized Gains				(3.69)		(3.26)	(1.32)		—

Total Dividends and Distributions				(3.69)		(3.26)	(1.32)		—

Net Asset Value, End of Period				$10.12		$15.21	$17.82		$17.07

Total Return				(11.09	)%(c)	3.64%	12.69%		12.67	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)				$328		$311	$263		$11
Ratio of Expenses to Average Net Assets				1.90	%(d)	1.88%	1.88%		1.88%
Ratio of Net Investment Income to Average Net Assets				(0.61	)%(d)	(0.69)%	(0.85)%		(0.78)%
Portfolio Turnover Rate				38.3	%(d)	36.6%	36.2%		51.3%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$14.54		$17.16	$16.49	$14.53	$12.89		$9.46
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.10)	(0.15)	(0.14)	(0.13)		(0.11)
Net Realized and Unrealized Gain (Loss) on Investments	(1.30)		0.74	2.14	2.10	1.77		3.63

Total From Investment Operations	(1.33)		0.64	1.99	1.96	1.64		3.52
Less Dividends and Distributions:
Distributions from Realized Gains	(3.69)		(3.26)	(1.32)	—	—		(0.09)

Total Dividends and Distributions	(3.69)		(3.26)	(1.32)	—	—		(0.09)

Net Asset Value, End of Period	$9.52		$14.54	$17.16	$16.49	$14.53		$12.89

Total Return(f)	(11.12	)%(c)	3.73%	12.65%	13.49%	12.73%		37.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,372		$12,675	$11,900	$10,055	$6,843		$5,962
Ratio of Expenses to Average Net Assets	1.91	%(d)	1.87%	1.91%	1.95%	1.95%		1.95%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	1.91%	2.05%	2.11	%(e)	2.57%
Ratio of Net Investment Income to Average Net Assets	(0.62	)%(d)	(0.68)%	(0.90)%	(0.85)%	(0.90)%		(1.00)%
Portfolio Turnover Rate	38.3	%(d)	36.6%	36.2%	51.3%	26.3%		44.1%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.69		$18.14	$17.22	$15.03	$13.21		$9.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.03	—	0.02	0.01		—
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)		0.78	2.24	2.17	1.81		3.70

Total From Investment Operations	(1.40)		0.81	2.24	2.19	1.82		3.70
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.02)		—	—	—	—		—
Distributions from Realized Gains	(3.69)		(3.26)	(1.32)	—	—		(0.09)

Total Dividends and Distributions	(3.71)		(3.26)	(1.32)	—	—		(0.09)

Net Asset Value, End of Period	$10.58		$15.69	$18.14	$17.22	$15.03		$13.21

Total Return	(10.68	)%(c)	4.61%	13.65%	14.60%	13.79%		38.87%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$125,492		$162,045	$237,056	$287,753	$231,413		$174,262
Ratio of Expenses to Average Net Assets	1.02	%(d)	1.00%	1.00%	1.00%	0.97%		1.00%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.00	%(e)	—
Ratio of Net Investment Income to Average Net Assets	0.27	%(d)	0.18%	0.00%	0.09%	0.07%		(0.04)%
Portfolio Turnover Rate	38.3	%(d)	36.6%	36.2%	51.3%	26.3%		44.1%

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.39		$17.90	$17.05	$14.92	$13.14		$9.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		(0.01)	(0.04)	(0.03)	(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.38)		0.76	2.21	2.16	1.81		3.70

Total From Investment Operations	(1.38)		0.75	2.17	2.13	1.78		3.67
Less Dividends and Distributions:
Distributions from Realized Gains	(3.69)		(3.26)	(1.32)	—	—		(0.09)

Total Dividends and Distributions	(3.69)		(3.26)	(1.32)	—	—		(0.09)

Net Asset Value, End of Period	$10.32		$15.39	$17.90	$17.05	$14.92		$13.14

Total Return	(10.76	)%(c)	4.29%	13.34%	14.28%	13.56%		38.71%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10,819		$12,463	$18,485	$17,400	$14,537		$12,008
Ratio of Expenses to Average Net Assets	1.28	%(d)	1.26%	1.26%	1.26%	1.24%		1.26%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.26	%(e)	—
Ratio of Net Investment Income to Average Net Assets	0.01	%(d)	(0.08)%	(0.26)%	(0.17)%	(0.19)%		(0.31)%
Portfolio Turnover Rate	38.3	%(d)	36.6%	36.2%	51.3%	26.3%		44.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
PARTNERS SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period	$15.19		$17.72	$16.92	$14.83	$13.08		$9.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.03)	(0.06)	0.01	(0.04)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.36)		0.76	2.18	2.08	1.79		3.67

Total From Investment Operations	(1.37)		0.73	2.12	2.09	1.75		3.63
Less Dividends and Distributions:
Distributions from Realized Gains	(3.69)		(3.26)	(1.32)	—	—		(0.09)

Total Dividends and Distributions	(3.69)		(3.26)	(1.32)	—	—		(0.09)

Net Asset Value, End of Period	$10.13		$15.19	$17.72	$16.92	$14.83		$13.08

Total Return	(10.87	)%(c)	4.20%	13.13%	14.09%	13.39%		38.37%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,290		$1,002	$511	$375	$24		$16
Ratio of Expenses to Average Net Assets	1.40	%(d)	1.38%	1.38%	1.38%	1.35%		1.38%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	(1.38	)%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.12	)%(d)	(0.16)%	(0.37)%	0.09%	(0.31)%		(0.43)%
Portfolio Turnover Rate	38.3	%(d)	36.6%	36.2%	51.3%	26.3%		44.1%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP VALUE FUND I
Advisors Preferred shares
Net Asset Value, Beginning of Period	$18.11		$18.70	$17.15	$15.83	$13.92		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.04		0.01	—	(0.01)	(0.04)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.32)		0.45	2.86	2.25	2.55		3.90

Total From Investment Operations	(2.28)		0.46	2.86	2.24	2.51		3.92
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		—	—	(0.02)	—		—
Distributions from Realized Gains	(1.36)		(1.05)	(1.31)	(0.90)	(0.60)		—

Total Dividends and Distributions	(1.40)		(1.05)	(1.31)	(0.92)	(0.60)		—

Net Asset Value, End of Period	$14.43		$18.11	$18.70	$17.15	$15.83		$13.92

Total Return	(13.23	)%(d)	2.39%	17.62%	14.43%	18.63%		39.20	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$14,893		$19,382	$22,791	$12,127	$6,422		$258
Ratio of Expenses to Average Net Assets	1.58	%(e)	1.57%	1.57%	1.57%	1.57%		1.57	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.57	%(f)	1.57	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.53	%(e)	0.03%	0.00%	(0.05)%	(0.23)%		0.19	%(e)
Portfolio Turnover Rate	43.9	%(e)	63.2%	60.4%	43.1%	46.7%		67.2	%(e)

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP VALUE FUND I
Advisors Select shares
Net Asset Value, Beginning of Period	$17.94		$18.57	$17.07	$15.78	$13.89		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		(0.03)	(0.03)	(0.04)	(0.06)		—
Net Realized and Unrealized Gain (Loss) on Investments	(2.29)		0.45	2.84	2.25	2.55		3.89

Total From Investment Operations	(2.27)		0.42	2.81	2.21	2.49		3.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		—	—	(0.02)	—		—
Distributions from Realized Gains	(1.36)		(1.05)	(1.31)	(0.90)	(0.60)		—

Total Dividends and Distributions	(1.37)		(1.05)	(1.31)	(0.92)	(0.60)		—

Net Asset Value, End of Period	$14.30		$17.94	$18.57	$17.07	$15.78		$13.89

Total Return	(13.27	)%(d)	2.18%	17.39%	14.27%	18.52%		38.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,996		$12,723	$19,158	$14,395	$6,888		$702
Ratio of Expenses to Average Net Assets	1.76	%(e)	1.75%	1.75%	1.75%	1.75%		1.75	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.75	%(f)	1.75	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.34	%(e)	(0.16)%	(0.19)%	(0.23)%	(0.40)%		(0.04	)%(e)
Portfolio Turnover Rate	43.9	%(e)	63.2%	60.4%	43.1%	46.7%		67.2	%(e)

	2008(a)		2007	2006	2005
PARTNERS SMALLCAP VALUE FUND I
Advisors Signature shares
Net Asset Value, Beginning of Period	$18.11		$18.75	$17.24	$16.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.02		(0.05)	(0.05)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.32)		0.46	2.87	2.17

Total From Investment Operations	(2.30)		0.41	2.82	2.12
Less Dividends and Distributions:
Dividends from Net Investment Income	—		—	—	(0.02)
Distributions from Realized Gains	(1.36)		(1.05)	(1.31)	(0.90)

Total Dividends and Distributions	(1.36)		(1.05)	(1.31)	(0.92)

Net Asset Value, End of Period	$14.45		$18.11	$18.75	$17.24

Total Return	(13.32	)%(d)	2.11%	17.26%	13.45	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,653		$2,937	$2,490	$130
Ratio of Expenses to Average Net Assets	1.89	%(e)	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.21	%(e)	(0.28)%	(0.29)%	(0.30)%
Portfolio Turnover Rate	43.9	%(e)	63.2%	60.4%	43.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP VALUE FUND I
Institutional shares
Net Asset Value, Beginning of Period	$18.42		$18.99	$17.37	$15.95	$13.99		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.08		0.11	0.10	0.09	0.05		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.35)		0.46	2.90	2.26	2.57		3.91

Total From Investment Operations	(2.27)		0.57	3.00	2.35	2.62		3.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.09)	(0.07)	(0.03)	(0.06)		—
Distributions from Realized Gains	(1.36)		(1.05)	(1.31)	(0.90)	(0.60)		—

Total Dividends and Distributions	(1.48)		(1.14)	(1.38)	(0.93)	(0.66)		—

Net Asset Value, End of Period	$14.67		$18.42	$18.99	$17.37	$15.95		$13.99

Total Return	(12.92	)%(d)	2.97%	18.31%	15.04%	19.39%		39.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$362,362		$394,734	$357,882	$202,697	$104,765		$51,198
Ratio of Expenses to Average Net Assets	1.01	%(e)	1.00%	1.00%	1.00%	1.00%		1.00	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.00	%(f)	1.00	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	1.08	%(e)	0.60%	0.57%	0.52%	0.32%		0.73	%(e)
Portfolio Turnover Rate	43.9	%(e)	63.2%	60.4%	43.1%	46.7%		67.2	%(e)

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP VALUE FUND I
Preferred shares
Net Asset Value, Beginning of Period	$18.32		$18.89	$17.29	$15.91	$13.95		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.06		0.07	0.06	0.04	0.03		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(2.34)		0.45	2.88	2.27	2.55		3.91

Total From Investment Operations	(2.28)		0.52	2.94	2.31	2.58		3.95
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		(0.04)	(0.03)	(0.03)	(0.02)		—
Distributions from Realized Gains	(1.36)		(1.05)	(1.31)	(0.90)	(0.60)		—

Total Dividends and Distributions	(1.44)		(1.09)	(1.34)	(0.93)	(0.62)		—

Net Asset Value, End of Period	$14.60		$18.32	$18.89	$17.29	$15.91		$13.95

Total Return	(13.04	)%(d)	2.69%	17.97%	14.78%	19.14%		39.50	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$21,908		$26,176	$19,682	$11,704	$3,196		$194
Ratio of Expenses to Average Net Assets	1.27	%(e)	1.26%	1.26%	1.26%	1.26%		1.26	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.27	%(f)	1.26	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.82	%(e)	0.35%	0.31%	0.26%	0.17%		0.46	%(e)
Portfolio Turnover Rate	43.9	%(e)	63.2%	60.4%	43.1%	46.7%		67.2	%(e)

	2008(a)		2007	2006	2005	2004		2003(b)
PARTNERS SMALLCAP VALUE FUND I
Select shares
Net Asset Value, Beginning of Period	$18.28		$18.85	$17.25	$15.90	$13.94		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.05		0.04	0.04	0.03	(0.01)		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(2.34)		0.46	2.88	2.25	2.58		3.91

Total From Investment Operations	(2.29)		0.50	2.92	2.28	2.57		3.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.02)	(0.01)	(0.03)	(0.01)		—
Distributions from Realized Gains	(1.36)		(1.05)	(1.31)	(0.90)	(0.60)		—

Total Dividends and Distributions	(1.42)		(1.07)	(1.32)	(0.93)	(0.61)		—

Net Asset Value, End of Period	$14.57		$18.28	$18.85	$17.25	$15.90		$13.94

Total Return	(13.12	)%(d)	2.57%	17.87%	14.59%	19.02%		39.40	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,832		$9,045	$4,794	$2,269	$909		$141
Ratio of Expenses to Average Net Assets	1.39	%(e)	1.38%	1.38%	1.38%	1.38%		1.38	%(e)
Ratio of Gross Expenses to Average Net Assets	—		—	—	—	1.38	%(f)	1.38	%(e),(f)
Ratio of Net Investment Income to Average Net Assets	0.70	%(e)	0.22%	0.20%	0.15%	(0.04)%		0.34	%(e)
Portfolio Turnover Rate	43.9	%(e)	63.2%	60.4%	43.1%	46.7%		67.2	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from December 30, 2002, date operations commenced, through October 31, 2003.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without commission rebates.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP VALUE FUND II
Advisors Preferred shares
Net Asset Value, Beginning of Period	$12.87		$13.79	$12.03	$10.33	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	—		(0.08)	(0.01)	(0.07)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		0.46	2.33	1.81	0.35

Total From Investment Operations	(1.67)		0.38	2.32	1.74	0.33
Less Dividends and Distributions:
Distributions from Realized Gains	(1.76)		(1.30)	(0.56)	(0.04)	—

Total Dividends and Distributions	(1.76)		(1.30)	(0.56)	(0.04)	—

Net Asset Value, End of Period	$9.44		$12.87	$13.79	$12.03	$10.33

Total Return	(14.19	)%(d)	2.71%	19.91%	16.85%	3.30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$8,902		$12,654	$3,772	$3,235	$10
Ratio of Expenses to Average Net Assets	1.58	%(e)	1.57%	1.57%	1.57%	1.57	%(e)
Ratio of Net Investment Income to Average Net Assets	0.01	%(e)	(0.60)%	(0.10)%	(0.62)%	(0.58	)%(e)
Portfolio Turnover Rate	42.6	%(e)	58.7%	40.4%	50.8%	4.8	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP VALUE FUND II
Advisors Select shares
Net Asset Value, Beginning of Period	$12.77		$13.72	$11.99	$10.32	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.01)		(0.07)	(0.03)	(0.09)	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)		0.42	2.32	1.80	0.35

Total From Investment Operations	(1.66)		0.35	2.29	1.71	0.32
Less Dividends and Distributions:
Distributions from Realized Gains	(1.76)		(1.30)	(0.56)	(0.04)	—

Total Dividends and Distributions	(1.76)		(1.30)	(0.56)	(0.04)	—

Net Asset Value, End of Period	$9.35		$12.77	$13.72	$11.99	$10.32

Total Return	(14.24	)%(d)	2.49%	19.72%	16.58%	3.20	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,248		$1,721	$705	$503	$10
Ratio of Expenses to Average Net Assets	1.76	%(e)	1.75%	1.75%	1.75%	1.75	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.16	)%(e)	(0.56)%	(0.27)%	(0.75)%	(0.75	)%(e)
Portfolio Turnover Rate	42.6	%(e)	58.7%	40.4%	50.8%	4.8	%(e)

	2008(a)		2007	2006	2005
PARTNERS SMALLCAP VALUE FUND II
Advisors Signature shares
Net Asset Value, Beginning of Period	$12.78		$13.75	$12.02	$10.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	(0.02)		(0.09)	(0.04)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.65)		0.42	2.33	1.76

Total From Investment Operations	(1.67)		0.33	2.29	1.66
Less Dividends and Distributions:
Distributions from Realized Gains	(1.76)		(1.30)	(0.56)	(0.04)

Total Dividends and Distributions	(1.76)		(1.30)	(0.56)	(0.04)

Net Asset Value, End of Period	$9.35		$12.78	$13.75	$12.02

Total Return	(14.30	)%(d)	2.32%	19.67%	15.97	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$310		$321	$129	$12
Ratio of Expenses to Average Net Assets	1.89	%(e)	1.88%	1.88%	1.88%
Ratio of Net Investment Income to Average Net Assets	(0.32	)%(e)	(0.72)%	(0.34)%	(0.85)%
Portfolio Turnover Rate	42.6	%(e)	58.7%	40.4%	50.8%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP VALUE FUND II
Institutional shares
Net Asset Value, Beginning of Period	$13.07		$13.98	$12.12	$10.35	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.03		0.04	0.06	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.70)		0.42	2.36	1.81	0.35

Total From Investment Operations	(1.67)		0.46	2.42	1.81	0.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.07)	—	—	—
Distributions from Realized Gains	(1.76)		(1.30)	(0.56)	(0.04)	—

Total Dividends and Distributions	(1.79)		(1.37)	(0.56)	(0.04)	—

Net Asset Value, End of Period	$9.61		$13.07	$13.98	$12.12	$10.35

Total Return	(13.96	)%(d)	3.28%	20.61%	17.55%	3.50	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$254,526		$343,408	$359,928	$293,375	$20,666
Ratio of Expenses to Average Net Assets	1.01	%(e)	1.00%	1.00%	1.00%	1.00	%(e)
Ratio of Net Investment Income to Average Net Assets	0.58	%(e)	0.27%	0.49%	(0.03)%	0.00	%(e)
Portfolio Turnover Rate	42.6	%(e)	58.7%	40.4%	50.8%	4.8	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP VALUE FUND II
Preferred shares
Net Asset Value, Beginning of Period	$12.99		$13.90	$12.08	$10.34	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		(0.02)	0.03	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		0.44	2.35	1.81	0.35

Total From Investment Operations	(1.67)		0.42	2.38	1.78	0.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		(0.03)	—	—	—
Distributions from Realized Gains	(1.76)		(1.30)	(0.56)	(0.04)	—

Total Dividends and Distributions	(1.77)		(1.33)	(0.56)	(0.04)	—

Net Asset Value, End of Period	$9.55		$12.99	$13.90	$12.08	$10.34

Total Return	(14.08	)%(d)	3.02%	20.34%	17.25%	3.40	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,871		$3,703	$1,170	$123	$11
Ratio of Expenses to Average Net Assets	1.27	%(e)	1.26%	1.26%	1.26%	1.26	%(e)
Ratio of Net Investment Income to Average Net Assets	0.28	%(e)	(0.18)%	0.23%	(0.28)%	(0.26	)%(e)
Portfolio Turnover Rate	42.6	%(e)	58.7%	40.4%	50.8%	4.8	%(e)

	2008(a)		2007	2006	2005	2004(b)
PARTNERS SMALLCAP VALUE FUND II
Select shares
Net Asset Value, Beginning of Period	$12.94		$13.85	$12.05	$10.34	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.01		(0.02)	0.01	(0.06)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		0.42	2.35	1.81	0.36

Total From Investment Operations	(1.67)		0.40	2.36	1.75	0.34
Less Dividends and Distributions:
Dividends from Net Investment Income	—		(0.01)	—	—	—
Distributions from Realized Gains	(1.76)		(1.30)	(0.56)	(0.04)	—

Total Dividends and Distributions	(1.76)		(1.31)	(0.56)	(0.04)	—

Net Asset Value, End of Period	$9.51		$12.94	$13.85	$12.05	$10.34

Total Return	(14.10	)%(d)	2.89%	20.22%	16.95%	3.40	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,898		$1,993	$1,231	$669	$10
Ratio of Expenses to Average Net Assets	1.39	%(e)	1.38%	1.38%	1.38%	1.38	%(e)
Ratio of Net Investment Income to Average Net Assets	0.18	%(e)	(0.15)%	0.10%	(0.56)%	(0.40	)%(e)
Portfolio Turnover Rate	42.6	%(e)	58.7%	40.4%	50.8%	4.8	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004(b)
PREFERRED SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.04		$10.69		$10.54	$11.31	$10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.27		0.55		0.55	0.56	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.63)		0.09	(0.39)	0.25

Total From Investment Operations	(0.24)		(0.08)		0.64	0.17	0.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.57)		(0.49)	(0.94)	—

Total Dividends and Distributions	(0.26)		(0.57)		(0.49)	(0.94)	—

Net Asset Value, End of Period	$9.54		$10.04		$10.69	$10.54	$11.31

Total Return	(2.40	)%(d)	(0.78)%		6.30%	1.49%	4.72	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,191		$1,911		$655	$10	$10
Ratio of Expenses to Average Net Assets	1.31	%(e)	1.32%		1.32%	1.32%	1.32	%(e)
Ratio of Net Investment Income to Average Net Assets	5.60	%(e)	5.23%		5.21%	5.10%	5.55	%(e)
Portfolio Turnover Rate	15.4	%(e)	33.9%		22.4%	17.8%	14.0	%(e)

	2008(a)		2007		2006	2005	2004(b)
PREFERRED SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.02		$10.67		$10.52	$11.30	$10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.26		0.51		0.53	0.54	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)		(0.61)		0.09	(0.40)	0.25

Total From Investment Operations	(0.24)		(0.10)		0.62	0.14	0.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.55)		(0.47)	(0.92)	—

Total Dividends and Distributions	(0.25)		(0.55)		(0.47)	(0.92)	—

Net Asset Value, End of Period	$9.53		$10.02		$10.67	$10.52	$11.30

Total Return	(2.39	)%(d)	(0.98)%		6.12%	1.25%	4.63	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$931		$681		$22	$15	$10
Ratio of Expenses to Average Net Assets	1.49	%(e)	1.49%		1.50%	1.50%	1.50	%(e)
Ratio of Net Investment Income to Average Net Assets	5.35	%(e)	5.00%		5.00%	4.96%	5.36	%(e)
Portfolio Turnover Rate	15.4	%(e)	33.9%		22.4%	17.8%	14.0	%(e)

			2008(a)		2007	2006	2005
PREFERRED SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period			$10.05		$10.70	$10.56	$11.34
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)			0.25		0.51	0.52	0.52
Net Realized and Unrealized Gain (Loss) on Investments			(0.50)		(0.62)	0.08	(0.39)

Total From Investment Operations			(0.25)		(0.11)	0.60	0.13
Less Dividends and Distributions:
Dividends from Net Investment Income			(0.24)		(0.54)	(0.46)	(0.91)

Total Dividends and Distributions			(0.24)		(0.54)	(0.46)	(0.91)

Net Asset Value, End of Period			$9.56		$10.05	$10.70	$10.56

Total Return			(2.44	)%(d)	(1.12)%	5.87%	1.14	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)			$751		$545	$176	$9
Ratio of Expenses to Average Net Assets			1.62	%(e)	1.63%	1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets			5.23	%(e)	4.86%	4.97%	4.78%
Portfolio Turnover Rate			15.4	%(e)	33.9%	22.4%	17.8%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(f)
PREFERRED SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period	$9.97		$10.62	$10.48	$11.25	$11.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.26		0.53	0.51	0.52	0.48
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)		(0.63)	0.10	(0.38)	(0.27)

Total From Investment Operations	(0.24)		(0.10)	0.61	0.14	0.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.55)	(0.47)	(0.91)	—

Total Dividends and Distributions	(0.25)		(0.55)	(0.47)	(0.91)	—

Net Asset Value, End of Period	$9.48		$9.97	$10.62	$10.48	$11.25

Total Return(g)	(2.40	)%(d)	(1.03)%	5.95%	1.27%	1.90	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$26,340		$25,471	$24,881	$24,037	$16,472
Ratio of Expenses to Average Net Assets	1.42	%(e)	1.51%	1.58%	1.60%	1.59	%(e)
Ratio of Gross Expenses to Average Net Assets(h)	—		—	1.58%	1.63%	2.13	%(e)
Ratio of Net Investment Income to Average Net Assets	5.45	%(e)	5.05%	4.92%	4.84%	5.13	%(e)
Portfolio Turnover Rate	15.4	%(e)	33.9%	22.4%	17.8%	14.0	%(e)

	2008(a)		2007	2006	2005	2004	2003
PREFERRED SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.07		$10.73	$10.58	$11.34	$11.21	$10.30
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.29		0.61	0.61	0.62	0.65	0.61
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.63)	0.09	(0.39)	(0.07)	0.40

Total From Investment Operations	(0.22)		(0.02)	0.70	0.23	0.58	1.01
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.64)	(0.55)	(0.99)	(0.45)	(0.10)

Total Dividends and Distributions	(0.28)		(0.64)	(0.55)	(0.99)	(0.45)	(0.10)

Net Asset Value, End of Period	$9.57		$10.07	$10.73	$10.58	$11.34	$11.21

Total Return	(2.11	)%(d)	(0.26)%	6.88%	2.07%	5.32%	9.84%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,090,575		$712,347	$580,507	$330,862	$202,386	$121,828
Ratio of Expenses to Average Net Assets	0.74	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%
Ratio of Net Investment Income to Average Net Assets	6.09	%(e)	5.80%	5.77%	5.68%	5.83%	5.68%
Portfolio Turnover Rate	15.4	%(e)	33.9%	22.4%	17.8%	14.0%	31.1%

	2008(a)		2007	2006	2005	2004(b)
PREFERRED SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.05		$10.71	$10.56	$11.32	$10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28		0.57	0.58	0.59	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.51)		(0.62)	0.10	(0.38)	0.25

Total From Investment Operations	(0.23)		(0.05)	0.68	0.21	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.61)	(0.53)	(0.97)	—

Total Dividends and Distributions	(0.27)		(0.61)	(0.53)	(0.97)	—

Net Asset Value, End of Period	$9.55		$10.05	$10.71	$10.56	$11.32

Total Return	(2.24	)%(d)	(0.54)%	6.62%	1.84%	4.81	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$786		$575	$33	$10	$11
Ratio of Expenses to Average Net Assets	1.00	%(e)	1.00%	1.01%	1.01%	1.01	%(e)
Ratio of Net Investment Income to Average Net Assets	5.88	%(e)	5.45%	5.50%	5.43%	5.86	%(e)
Portfolio Turnover Rate	15.4	%(e)	33.9%	22.4%	17.8%	14.0	%(e)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004(b)
PREFERRED SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period	$10.03		$10.70	$10.55	$11.32	$10.80
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28		0.56	0.56	0.58	0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.50)		(0.63)	0.10	(0.39)	0.25

Total From Investment Operations	(0.22)		(0.07)	0.66	0.19	0.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.60)	(0.51)	(0.96)	—

Total Dividends and Distributions	(0.27)		(0.60)	(0.51)	(0.96)	—

Net Asset Value, End of Period	$9.54		$10.03	$10.70	$10.55	$11.32

Total Return	(2.21	)%(d)	(0.77)%	6.50%	1.65%	4.81	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,536		$234	$10	$10	$11
Ratio of Expenses to Average Net Assets	1.12	%(e)	1.12%	1.13%	1.13%	1.13	%(e)
Ratio of Net Investment Income to Average Net Assets	5.84	%(e)	5.37%	5.37%	5.28%	5.73	%(e)
Portfolio Turnover Rate	15.4	%(e)	33.9%	22.4%	17.8%	14.0	%(e)

(a)	Six months ended April 30, 2008.

(b)	Period from June 1, 2004, date operations commenced, through October 31, 2004.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Period from December 29, 2003, date operations commenced, through October 31, 2004.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2010 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$14.07		$13.14	$12.04	$11.56	$10.59	$9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.34	0.33	0.28	0.11	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.40)		1.00	1.08	0.54	0.97	1.24

Total From Investment Operations	(1.06)		1.34	1.41	0.82	1.08	1.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)		(0.34)	(0.23)	(0.24)	(0.11)	(0.10)
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	(0.10)	—	—

Total Dividends and Distributions	(0.64)		(0.41)	(0.31)	(0.34)	(0.11)	(0.10)

Net Asset Value, End of Period	$12.37		$14.07	$13.14	$12.04	$11.56	$10.59

Total Return	(7.70	)%(c)	10.45%	11.94%	7.23%	10.29%	14.39%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$94,443		$87,602	$50,488	$20,694	$10,270	$3,674
Ratio of Expenses to Average Net Assets(d)	0.70	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	5.40	%(e)	2.53%	2.63%	2.32%	1.02%	0.96%
Portfolio Turnover Rate	4.4	%(e)	14.7%	16.6%	10.2%	34.3%	47.8%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2010 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$14.02		$13.10	$12.00	$11.55	$10.58	$9.35
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.33		0.32	0.30	0.26	0.09	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		0.99	1.09	0.53	0.97	1.28

Total From Investment Operations	(1.06)		1.31	1.39	0.79	1.06	1.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		(0.32)	(0.21)	(0.24)	(0.09)	(0.09)
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	(0.10)	—	—

Total Dividends and Distributions	(0.62)		(0.39)	(0.29)	(0.34)	(0.09)	(0.09)

Net Asset Value, End of Period	$12.34		$14.02	$13.10	$12.00	$11.55	$10.58

Total Return	(7.75	)%(c)	10.21%	11.77%	6.95%	10.10%	14.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$53,123		$53,760	$36,680	$21,112	$8,554	$1,683
Ratio of Expenses to Average Net Assets(d)	0.88	%(e)	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	5.25	%(e)	2.39%	2.43%	2.17%	0.80%	0.35%
Portfolio Turnover Rate	4.4	%(e)	14.7%	16.6%	10.2%	34.3%	47.8%

	2008(a)		2007	2006	2005
PRINCIPAL LIFETIME 2010 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$14.08		$13.15	$12.05	$11.62
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.31		0.30	0.29	0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		1.00	1.08	0.55

Total From Investment Operations	(1.08)		1.30	1.37	0.77
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)		(0.30)	(0.19)	(0.24)
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	(0.10)

Total Dividends and Distributions	(0.60)		(0.37)	(0.27)	(0.34)

Net Asset Value, End of Period	$12.40		$14.08	$13.15	$12.05

Total Return	(7.84	)%(c)	10.10%	11.58%	6.72	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,517		$14,507	$6,230	$1,343
Ratio of Expenses to Average Net Assets(d)	1.01	%(e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	5.01	%(e)	2.20%	2.35%	1.82%
Portfolio Turnover Rate	4.4	%(e)	14.7%	16.6%	10.2%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2010 FUND
Class J shares
Net Asset Value, Beginning of Period	$14.11		$13.17	$12.07	$11.59	$10.60	$9.36
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.36	0.33	0.29	0.13	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.40)		0.99	1.08	0.53	0.95	1.26

Total From Investment Operations	(1.05)		1.35	1.41	0.82	1.08	1.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)		(0.34)	(0.23)	(0.24)	(0.09)	(0.06)
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	(0.10)	—	—

Total Dividends and Distributions	(0.65)		(0.41)	(0.31)	(0.34)	(0.09)	(0.06)

Net Asset Value, End of Period	$12.41		$14.11	$13.17	$12.07	$11.59	$10.60

Total Return(f)	(7.63	)%(c)	10.51%	11.88%	7.20%	10.21%	13.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$276,847		$286,278	$191,674	$106,539	$59,805	$27,052
Ratio of Expenses to Average Net Assets(d)	0.61	%(e)	0.64%	0.69%	0.73%	0.78%	1.05%
Ratio of Gross Expenses to Average Net Assets(d),(g)	—		—	0.69%	—	0.78%	1.05%
Ratio of Net Investment Income to Average Net Assets	5.60	%(e)	2.68%	2.66%	2.46%	1.16%	0.39%
Portfolio Turnover Rate	4.4	%(e)	14.7%	16.6%	10.2%	34.3%	47.8%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2010 FUND
Institutional shares
Net Asset Value, Beginning of Period	$14.21		$13.27	$12.15	$11.61	$10.63	$9.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38		0.42	0.41	0.36	0.20	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)		1.01	1.09	0.53	0.95	1.25

Total From Investment Operations	(1.03)		1.43	1.50	0.89	1.15	1.39
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.49)		(0.42)	(0.30)	(0.25)	(0.17)	(0.16)
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	(0.10)	—	—

Total Dividends and Distributions	(0.72)		(0.49)	(0.38)	(0.35)	(0.17)	(0.16)

Net Asset Value, End of Period	$12.46		$14.21	$13.27	$12.15	$11.61	$10.63

Total Return	(7.46	)%(c)	11.07%	12.64%	7.78%	10.97%	15.00%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,153,589		$1,116,351	$668,274	$408,886	$226,885	$112,143
Ratio of Expenses to Average Net Assets(d)	0.13	%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	5.98	%(e)	3.13%	3.24%	3.05%	1.80%	1.41%
Portfolio Turnover Rate	4.4	%(e)	14.7%	16.6%	10.2%	34.3%	47.8%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2010 FUND
Preferred shares
Net Asset Value, Beginning of Period	$14.13		$13.20	$12.09	$11.58	$10.61	$9.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.38	0.37	0.31	0.14	0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		1.00	1.09	0.54	0.98	1.25

Total From Investment Operations	(1.04)		1.38	1.46	0.85	1.12	1.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)		(0.38)	(0.27)	(0.24)	(0.15)	(0.13)
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	(0.10)	—	—

Total Dividends and Distributions	(0.68)		(0.45)	(0.35)	(0.34)	(0.15)	(0.13)

Net Asset Value, End of Period	$12.41		$14.13	$13.20	$12.09	$11.58	$10.61

Total Return	(7.53	)%(c)	10.76%	12.31%	7.51%	10.61%	14.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$178,392		$152,317	$81,573	$21,733	$5,551	$1,224
Ratio of Expenses to Average Net Assets(d)	0.39	%(e)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	5.67	%(e)	2.83%	2.97%	2.69%	1.22%	1.14%
Portfolio Turnover Rate	4.4	%(e)	14.7%	16.6%	10.2%	34.3%	47.8%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2010 FUND
Select shares
Net Asset Value, Beginning of Period	$14.10		$13.17	$12.07	$11.57	$10.60	$9.37
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.37	0.36	0.25	0.10	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.39)		0.99	1.07	0.59	1.00	1.23

Total From Investment Operations	(1.04)		1.36	1.43	0.84	1.10	1.35
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)		(0.36)	(0.25)	(0.24)	(0.13)	(0.12)
Distributions from Realized Gains	(0.23)		(0.07)	(0.08)	(0.10)	—	—

Total Dividends and Distributions	(0.67)		(0.43)	(0.33)	(0.34)	(0.13)	(0.12)

Net Asset Value, End of Period	$12.39		$14.10	$13.17	$12.07	$11.57	$10.60

Total Return	(7.58	)%(c)	10.64%	12.12%	7.41%	10.49%	14.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$61,874		$59,244	$26,768	$11,896	$1,501	$11
Ratio of Expenses to Average Net Assets(d)	0.51	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	5.54	%(e)	2.71%	2.87%	2.19%	0.89%	1.18%
Portfolio Turnover Rate	4.4	%(e)	14.7%	16.6%	10.2%	34.3%	47.8%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Computed on an annualized basis.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)
PRINCIPAL LIFETIME 2015 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.28

Total From Investment Operations	0.30

Net Asset Value, End of Period	$10.30

Total Return	3.00	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.74	%(f)
Ratio of Net Investment Income to Average Net Assets	1.31	%(f)
Portfolio Turnover Rate	0.7	%(f)

	2008(a)
PRINCIPAL LIFETIME 2015 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.28

Total From Investment Operations	0.30

Net Asset Value, End of Period	$10.30

Total Return	3.00	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.92	%(f)
Ratio of Net Investment Income to Average Net Assets	1.13	%(f)
Portfolio Turnover Rate	0.7	%(f)

	2008(a)
PRINCIPAL LIFETIME 2015 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.28

Total From Investment Operations	0.30

Net Asset Value, End of Period	$10.30

Total Return	3.00	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12
Ratio of Expenses to Average Net Assets(d),(e)	1.05	%(f)
Ratio of Net Investment Income to Average Net Assets	1.01	%(f)
Portfolio Turnover Rate	0.7	%(f)

	2008(a)
PRINCIPAL LIFETIME 2015 FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.28

Total From Investment Operations	0.31

Net Asset Value, End of Period	$10.31

Total Return	3.10	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,457
Ratio of Expenses to Average Net Assets(d),(e)	0.17	%(f)
Ratio of Net Investment Income to Average Net Assets	1.95	%(f)
Portfolio Turnover Rate	0.7	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)
PRINCIPAL LIFETIME 2015 FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.27

Total From Investment Operations	0.30

Net Asset Value, End of Period	$10.30

Total Return	3.00	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,939
Ratio of Expenses to Average Net Assets(d),(e)	0.43	%(f)
Ratio of Net Investment Income to Average Net Assets	1.58	%(f)
Portfolio Turnover Rate	0.7	%(f)

	2008(a)
PRINCIPAL LIFETIME 2015 FUND
Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.28

Total From Investment Operations	0.31

Net Asset Value, End of Period	$10.31

Total Return	3.10	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12
Ratio of Expenses to Average Net Assets(d),(e)	0.55	%(f)
Ratio of Net Investment Income to Average Net Assets	1.51	%(f)
Portfolio Turnover Rate	0.7	%(f)

(a)	Period from March 1, 2008, date operations commenced, through April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager’s contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2020 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$14.99		$13.61	$12.22	$11.46	$10.52	$9.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.29	0.27	0.22	0.11	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)		1.51	1.47	0.86	0.96	1.42

Total From Investment Operations	(1.26)		1.80	1.74	1.08	1.07	1.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)		(0.33)	(0.25)	(0.23)	(0.13)	(0.08)
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	(0.09)	—	—

Total Dividends and Distributions	(0.67)		(0.42)	(0.35)	(0.32)	(0.13)	(0.08)

Net Asset Value, End of Period	$13.06		$14.99	$13.61	$12.22	$11.46	$10.52

Total Return	(8.66	)%(c)	13.53%	14.52%	9.55%	10.24%	16.52%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$191,886		$175,110	$93,449	$33,721	$12,657	$4,106
Ratio of Expenses to Average Net Assets(d)	0.69	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	5.20	%(e)	2.09%	2.06%	1.82%	0.95%	0.75%
Portfolio Turnover Rate	1.1	%(e)	15.1%	7.4%	5.5%	27.0%	41.1%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2020 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$14.93		$13.56	$12.18	$11.44	$10.50	$9.10
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.33		0.28	0.25	0.21	0.06	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)		1.49	1.45	0.85	0.99	1.44

Total From Investment Operations	(1.27)		1.77	1.70	1.06	1.05	1.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)		(0.31)	(0.22)	(0.23)	(0.11)	(0.07)
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	(0.09)	—	—

Total Dividends and Distributions	(0.64)		(0.40)	(0.32)	(0.32)	(0.11)	(0.07)

Net Asset Value, End of Period	$13.02		$14.93	$13.56	$12.18	$11.44	$10.50

Total Return	(8.73	)%(c)	13.29%	14.28%	9.37%	10.06%	16.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$110,470		$107,765	$71,913	$35,959	$12,193	$1,986
Ratio of Expenses to Average Net Assets(d)	0.87	%(e)	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	4.97	%(e)	2.02%	1.92%	1.77%	0.51%	0.29%
Portfolio Turnover Rate	1.1	%(e)	15.1%	7.4%	5.5%	27.0%	41.1%

	2008(a)		2007	2006	2005
PRINCIPAL LIFETIME 2020 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.00		$13.62	$12.23	$11.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.32		0.23	0.21	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		1.53	1.49	0.92

Total From Investment Operations	(1.29)		1.76	1.70	1.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.33)		(0.29)	(0.21)	(0.23)
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	(0.09)

Total Dividends and Distributions	(0.62)		(0.38)	(0.31)	(0.32)

Net Asset Value, End of Period	$13.09		$15.00	$13.62	$12.23

Total Return	(8.80	)%(c)	13.16%	14.15%	9.12	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$39,537		$35,530	$14,417	$2,799
Ratio of Expenses to Average Net Assets(d)	1.00	%(e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.82	%(e)	1.64%	1.61%	1.03%
Portfolio Turnover Rate	1.1	%(e)	15.1%	7.4%	5.5%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2020 FUND
Class J shares
Net Asset Value, Beginning of Period	$15.02		$13.64	$12.24	$11.48	$10.53	$9.11
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.31	0.28	0.24	0.11	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		1.49	1.46	0.84	0.95	1.43

Total From Investment Operations	(1.26)		1.80	1.74	1.08	1.06	1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)		(0.33)	(0.24)	(0.23)	(0.11)	(0.04)
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	(0.09)	—	—

Total Dividends and Distributions	(0.67)		(0.42)	(0.34)	(0.32)	(0.11)	(0.04)

Net Asset Value, End of Period	$13.09		$15.02	$13.64	$12.24	$11.48	$10.53

Total Return(f)	(8.59	)%(c)	13.50%	14.55%	9.52%	10.10%	16.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$580,526		$579,671	$356,350	$187,253	$97,035	$45,114
Ratio of Expenses to Average Net Assets(d)	0.60	%(e)	0.64%	0.69%	0.73%	0.78%	1.01%
Ratio of Gross Expenses to Average Net Assets(d),(g)	—		—	0.69%	—	0.78%	1.01%
Ratio of Net Investment Income to Average Net Assets	5.38	%(e)	2.22%	2.21%	2.02%	1.01%	0.31%
Portfolio Turnover Rate	1.1	%(e)	15.1%	7.4%	5.5%	27.0%	41.1%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2020 FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.12		$13.73	$12.32	$11.49	$10.55	$9.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38		0.38	0.36	0.31	0.18	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		1.51	1.47	0.85	0.95	1.42

Total From Investment Operations	(1.23)		1.89	1.83	1.16	1.13	1.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.46)		(0.41)	(0.32)	(0.24)	(0.19)	(0.13)
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	(0.09)	—	—

Total Dividends and Distributions	(0.75)		(0.50)	(0.42)	(0.33)	(0.19)	(0.13)

Net Asset Value, End of Period	$13.14		$15.12	$13.73	$12.32	$11.49	$10.55

Total Return	(8.40	)%(c)	14.14%	15.23%	10.20%	10.85%	17.14%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,481,910		$2,266,328	$1,243,217	$668,863	$322,168	$145,767
Ratio of Expenses to Average Net Assets(d)	0.12	%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	5.72	%(e)	2.65%	2.78%	2.59%	1.63%	1.25%
Portfolio Turnover Rate	1.1	%(e)	15.1%	7.4%	5.5%	27.0%	41.1%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2020 FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.05		$13.67	$12.27	$11.47	$10.53	$9.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.32	0.30	0.26	0.16	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.61)		1.52	1.49	0.87	0.94	1.42

Total From Investment Operations	(1.25)		1.84	1.79	1.13	1.10	1.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)		(0.37)	(0.29)	(0.24)	(0.16)	(0.11)
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	(0.09)	—	—

Total Dividends and Distributions	(0.71)		(0.46)	(0.39)	(0.33)	(0.16)	(0.11)

Net Asset Value, End of Period	$13.09		$15.05	$13.67	$12.27	$11.47	$10.53

Total Return	(8.54	)%(c)	13.83%	14.91%	9.92%	10.58%	16.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$343,567		$299,458	$129,616	$37,539	$8,498	$2,804
Ratio of Expenses to Average Net Assets(d)	0.38	%(e)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	5.41	%(e)	2.26%	2.35%	2.15%	1.41%	0.97%
Portfolio Turnover Rate	1.1	%(e)	15.1%	7.4%	5.5%	27.0%	41.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2020 FUND
Select shares
Net Asset Value, Beginning of Period	$15.02		$13.64	$12.24	$11.46	$10.53	$9.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.31	0.30	0.19	0.06	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.60)		1.52	1.47	0.92	1.02	1.41

Total From Investment Operations	(1.26)		1.83	1.77	1.11	1.08	1.51
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)		(0.36)	(0.27)	(0.24)	(0.15)	(0.10)
Distributions from Realized Gains	(0.29)		(0.09)	(0.10)	(0.09)	—	—

Total Dividends and Distributions	(0.69)		(0.45)	(0.37)	(0.33)	(0.15)	(0.10)

Net Asset Value, End of Period	$13.07		$15.02	$13.64	$12.24	$11.46	$10.53

Total Return	(8.60	)%(c)	13.71%	14.79%	9.75%	10.35%	16.73%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$140,559		$121,196	$53,209	$18,811	$1,529	$11
Ratio of Expenses to Average Net Assets(d)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	5.24	%(e)	2.21%	2.33%	1.48%	0.54%	1.02%
Portfolio Turnover Rate	1.1	%(e)	15.1%	7.4%	5.5%	27.0%	41.1%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Computed on an annualized basis.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)
PRINCIPAL LIFETIME 2025 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.36

Total From Investment Operations	0.37

Net Asset Value, End of Period	$10.37

Total Return	3.70	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.74	%(f)
Ratio of Net Investment Income to Average Net Assets	0.57	%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2025 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.36

Total From Investment Operations	0.37

Net Asset Value, End of Period	$10.37

Total Return	3.70	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.92	%(f)
Ratio of Net Investment Income to Average Net Assets	0.39	%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2025 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.37

Total From Investment Operations	0.37

Net Asset Value, End of Period	$10.37

Total Return	3.70	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13
Ratio of Expenses to Average Net Assets(d),(e)	1.05	%(f)
Ratio of Net Investment Income to Average Net Assets	0.27	%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2025 FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.36

Total From Investment Operations	0.38

Net Asset Value, End of Period	$10.38

Total Return	3.80	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$741
Ratio of Expenses to Average Net Assets(d),(e)	0.17	%(f)
Ratio of Net Investment Income to Average Net Assets	1.32	%(f)
Portfolio Turnover Rate	0.0	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)
PRINCIPAL LIFETIME 2025 FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.36

Total From Investment Operations	0.38

Net Asset Value, End of Period	$10.38

Total Return	3.80	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,684
Ratio of Expenses to Average Net Assets(d),(e)	0.43	%(f)
Ratio of Net Investment Income to Average Net Assets	0.89	%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2025 FUND
Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.37

Total From Investment Operations	0.38

Net Asset Value, End of Period	$10.38

Total Return	3.80	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11
Ratio of Expenses to Average Net Assets(d),(e)	0.55	%(f)
Ratio of Net Investment Income to Average Net Assets	0.76	%(f)
Portfolio Turnover Rate	0.0	%(f)

(a)	Period from March 1, 2008, date operations commenced, through April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager’s contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2030 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$15.20		$13.55	$12.06	$11.18	$10.22	$8.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.24	0.21	0.14	0.08	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.75)		1.81	1.64	1.03	0.97	1.49

Total From Investment Operations	(1.41)		2.05	1.85	1.17	1.05	1.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.30)	(0.24)	(0.21)	(0.09)	(0.05)
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	(0.08)	—	—

Total Dividends and Distributions	(0.68)		(0.40)	(0.36)	(0.29)	(0.09)	(0.05)

Net Asset Value, End of Period	$13.11		$15.20	$13.55	$12.06	$11.18	$10.22

Total Return	(9.53	)%(c)	15.45%	15.62%	10.59%	10.33%	17.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$174,236		$161,519	$79,100	$27,967	$6,081	$1,781
Ratio of Expenses to Average Net Assets(d)	0.69	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	5.22	%(e)	1.70%	1.68%	1.21%	0.70%	0.43%
Portfolio Turnover Rate	1.0	%(e)	15.5%	9.4%	4.8%	30.7%	52.4	%(f)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2030 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.13		$13.49	$12.01	$11.15	$10.19	$8.73
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.23	0.21	0.15	0.05	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.75)		1.78	1.61	1.00	0.98	1.51

Total From Investment Operations	(1.41)		2.01	1.82	1.15	1.03	1.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)		(0.27)	(0.22)	(0.21)	(0.07)	(0.04)
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	(0.08)	—	—

Total Dividends and Distributions	(0.66)		(0.37)	(0.34)	(0.29)	(0.07)	(0.04)

Net Asset Value, End of Period	$13.06		$15.13	$13.49	$12.01	$11.15	$10.19

Total Return	(9.60	)%(c)	15.25%	15.39%	10.42%	10.16%	17.20%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$97,595		$98,270	$60,034	$30,522	$10,544	$2,905
Ratio of Expenses to Average Net Assets(d)	0.87	%(e)	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	5.13	%(e)	1.64%	1.66%	1.29%	0.45%	(0.07)%
Portfolio Turnover Rate	1.0	%(e)	15.5%	9.4%	4.8%	30.7%	52.4	%(f)

	2008(a)		2007	2006	2005
PRINCIPAL LIFETIME 2030 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.15		$13.51	$12.03	$11.19
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.32		0.18	0.12	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.74)		1.81	1.68	1.08

Total From Investment Operations	(1.42)		1.99	1.80	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)		(0.25)	(0.20)	(0.20)
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	(0.08)

Total Dividends and Distributions	(0.64)		(0.35)	(0.32)	(0.28)

Net Asset Value, End of Period	$13.09		$15.15	$13.51	$12.03

Total Return	(9.64	)%(c)	15.07%	15.21%	10.19	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$33,175		$28,841	$11,490	$1,366
Ratio of Expenses to Average Net Assets(d)	1.00	%(e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.86	%(e)	1.24%	0.96%	0.37%
Portfolio Turnover Rate	1.0	%(e)	15.5%	9.4%	4.8%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2030 FUND
Class J shares
Net Asset Value, Beginning of Period	$15.21		$13.55	$12.06	$11.18	$10.21	$8.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.27	0.24	0.19	0.08	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.76)		1.78	1.60	0.98	0.96	1.49

Total From Investment Operations	(1.40)		2.05	1.84	1.17	1.04	1.48
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)		(0.29)	(0.23)	(0.21)	(0.07)	(0.01)
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	(0.08)	—	—

Total Dividends and Distributions	(0.69)		(0.39)	(0.35)	(0.29)	(0.07)	(0.01)

Net Asset Value, End of Period	$13.12		$15.21	$13.55	$12.06	$11.18	$10.21

Total Return(g)	(9.49	)%(c)	15.50%	15.51%	10.57%	10.18%	16.91%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$477,458		$473,037	$292,775	$157,396	$95,677	$55,252
Ratio of Expenses to Average Net Assets(d)	0.62	%(e)	0.66%	0.72%	0.79%	0.87%	1.09%
Ratio of Gross Expenses to Average Net Assets(d),(h)	—		—	0.72%	—	0.87%	1.09%
Ratio of Net Investment Income to Average Net Assets	5.42	%(e)	1.88%	1.88%	1.59%	0.75%	(0.06)%
Portfolio Turnover Rate	1.0	%(e)	15.5%	9.4%	4.8%	30.7%	52.4	%(f)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2030 FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.27		$13.62	$12.12	$11.17	$10.21	$8.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38		0.32	0.31	0.26	0.15	0.09
Net Realized and Unrealized Gain (Loss) on Investments	(1.75)		1.81	1.62	0.98	0.96	1.48

Total From Investment Operations	(1.37)		2.13	1.93	1.24	1.11	1.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)		(0.38)	(0.31)	(0.21)	(0.15)	(0.13)
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	(0.08)	—	—

Total Dividends and Distributions	(0.76)		(0.48)	(0.43)	(0.29)	(0.15)	(0.13)

Net Asset Value, End of Period	$13.14		$15.27	$13.62	$12.12	$11.17	$10.21

Total Return	(9.24	)%(c)	16.05%	16.29%	11.29%	10.98%	18.16%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,187,947		$1,953,928	$1,017,369	$525,906	$282,813	$147,968
Ratio of Expenses to Average Net Assets(d)	0.12	%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	5.71	%(e)	2.27%	2.46%	2.19%	1.42%	0.97%
Portfolio Turnover Rate	1.0	%(e)	15.5%	9.4%	4.8%	30.7%	52.4	%(f)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2030 FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.25		$13.59	$12.10	$11.18	$10.21	$8.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.27	0.25	0.20	0.13	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.75)		1.83	1.64	1.01	0.96	1.48

Total From Investment Operations	(1.39)		2.10	1.89	1.21	1.09	1.54
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)		(0.34)	(0.28)	(0.21)	(0.12)	(0.08)
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	(0.08)	—	—

Total Dividends and Distributions	(0.72)		(0.44)	(0.40)	(0.29)	(0.12)	(0.08)

Net Asset Value, End of Period	$13.14		$15.25	$13.59	$12.10	$11.18	$10.21

Total Return	(9.36	)%(c)	15.85%	15.93%	10.98%	10.78%	17.81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$271,385		$234,264	$108,704	$28,290	$7,855	$4,020
Ratio of Expenses to Average Net Assets(d)	0.38	%(e)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	5.51	%(e)	1.91%	1.92%	1.70%	1.19%	0.66%
Portfolio Turnover Rate	1.0	%(e)	15.5%	9.4%	4.8%	30.7%	52.4	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2030 FUND
Select shares
Net Asset Value, Beginning of Period	$15.52		$13.83	$12.31	$11.38	$10.40	$8.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.28	0.26	0.17	0.03	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.77)		1.83	1.64	1.05	1.06	1.68

Total From Investment Operations	(1.41)		2.11	1.90	1.22	1.09	1.72
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		(0.32)	(0.26)	(0.21)	(0.11)	(0.07)
Distributions from Realized Gains	(0.32)		(0.10)	(0.12)	(0.08)	—	—

Total Dividends and Distributions	(0.71)		(0.42)	(0.38)	(0.29)	(0.11)	(0.07)

Net Asset Value, End of Period	$13.40		$15.52	$13.83	$12.31	$11.38	$10.40

Total Return	(9.37	)%(c)	15.65%	15.75%	10.86%	10.55%	19.77	%(i)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$135,959		$117,390	$58,595	$23,705	$7,352	$15
Ratio of Expenses to Average Net Assets(d)	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	5.31	%(e)	1.95%	1.99%	1.41%	0.25%	0.21%
Portfolio Turnover Rate	1.0	%(e)	15.5%	9.4%	4.8%	30.7%	52.4	%(f)

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Computed on an annualized basis.

(f)	Portfolio turnover rate excludes approximately $22,287,000 of securities from the acquisition of Balanced Fund and $22,287,000 from portfolio realignment.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.

(i)	During 2003, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008 (a)
PRINCIPAL LIFETIME 2035 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.42

Total From Investment Operations	0.42

Net Asset Value, End of Period	$10.42

Total Return	4.20	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.74	%(f)
Ratio of Net Investment Income to Average Net Assets	0.09	%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008 (a)
PRINCIPAL LIFETIME 2035 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.42

Total From Investment Operations	0.42

Net Asset Value, End of Period	$10.42

Total Return	4.20	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.92	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.09	)%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008 (a)
PRINCIPAL LIFETIME 2035 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.41

Total From Investment Operations	0.41

Net Asset Value, End of Period	$10.41

Total Return	4.10	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12
Ratio of Expenses to Average Net Assets(d),(e)	1.05	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.22	)%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2035 FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.42

Total From Investment Operations	0.43

Net Asset Value, End of Period	$10.43

Total Return	4.30	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$616
Ratio of Expenses to Average Net Assets(d),(e)	0.17	%(f)
Ratio of Net Investment Income to Average Net Assets	0.74	%(f)
Portfolio Turnover Rate	0.0	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)
PRINCIPAL LIFETIME 2035 FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.42

Total From Investment Operations	0.43

Net Asset Value, End of Period	$10.43

Total Return	4.30	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,294
Ratio of Expenses to Average Net Assets(d),(e)	0.43	%(f)
Ratio of Net Investment Income to Average Net Assets	0.40	%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2035 FUND
Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.42

Total From Investment Operations	0.42

Net Asset Value, End of Period	$10.42

Total Return	4.20	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11
Ratio of Expenses to Average Net Assets(d),(e)	0.55	%(f)
Ratio of Net Investment Income to Average Net Assets	0.28	%(f)
Portfolio Turnover Rate	0.0	%(f)

(a)	Period from March 1, 2008, date operations commenced, through April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager’s contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2040 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$15.59		$13.70	$12.13	$11.13	$10.18	$8.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.20	0.20	0.15	0.02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		2.07	1.70	1.12	1.02	1.56

Total From Investment Operations	(1.54)		2.27	1.90	1.27	1.04	1.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.28)	(0.22)	(0.19)	(0.09)	(0.04)
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	(0.08)	—	—

Total Dividends and Distributions	(0.67)		(0.38)	(0.33)	(0.27)	(0.09)	(0.04)

Net Asset Value, End of Period	$13.38		$15.59	$13.70	$12.13	$11.13	$10.18

Total Return	(10.11	)%(c)	16.95%	15.91%	11.46%	10.25%	18.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$83,606		$75,682	$36,537	$14,824	$8,117	$327
Ratio of Expenses to Average Net Assets(d)	0.70	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	5.29	%(e)	1.39%	1.55%	1.28%	0.17%	0.07%
Portfolio Turnover Rate	8.5	%(e)	16.5%	13.1%	7.1%	40.0%	46.0%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2040 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.56		$13.68	$12.11	$11.13	$10.18	$8.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.20	0.18	0.11	(0.01)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.04	1.69	1.13	1.03	1.58

Total From Investment Operations	(1.55)		2.24	1.87	1.24	1.02	1.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.33)		(0.26)	(0.19)	(0.18)	(0.07)	(0.03)
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	(0.08)	—	—

Total Dividends and Distributions	(0.64)		(0.36)	(0.30)	(0.26)	(0.07)	(0.03)

Net Asset Value, End of Period	$13.37		$15.56	$13.68	$12.11	$11.13	$10.18

Total Return	(10.16	)%(c)	16.68%	15.72%	11.26%	10.05%	18.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$45,773		$44,449	$26,051	$11,022	$4,436	$405
Ratio of Expenses to Average Net Assets(d)	0.88	%(e)	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	5.17	%(e)	1.39%	1.38%	0.96%	(0.11)%	(0.09)%
Portfolio Turnover Rate	8.5	%(e)	16.5%	13.1%	7.1%	40.0%	46.0%

	2008(a)		2007	2006	2005
PRINCIPAL LIFETIME 2040 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.59		$13.70	$12.13	$11.18
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.33		0.13	0.08	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		2.10	1.78	1.20

Total From Investment Operations	(1.56)		2.23	1.86	1.21
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)		(0.24)	(0.18)	(0.18)
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	(0.08)

Total Dividends and Distributions	(0.63)		(0.34)	(0.29)	(0.26)

Net Asset Value, End of Period	$13.40		$15.59	$13.70	$12.13

Total Return	(10.26	)%(c)	16.58%	15.55%	10.93	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,301		$15,053	$5,269	$455
Ratio of Expenses to Average Net Assets(d)	1.01	%(e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.85	%(e)	0.89%	0.58%	0.05%
Portfolio Turnover Rate	8.5	%(e)	16.5%	13.1%	7.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2040 FUND
Class J shares
Net Asset Value, Beginning of Period	$15.61		$13.72	$12.12	$11.14	$10.15	$8.66
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.23	0.20	0.13	0.03	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.04	1.70	1.11	0.97	1.56

Total From Investment Operations	(1.54)		2.27	1.90	1.24	1.00	1.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.28)	(0.19)	(0.18)	(0.01)	—
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	(0.08)	—	—

Total Dividends and Distributions	(0.67)		(0.38)	(0.30)	(0.26)	(0.01)	—

Net Asset Value, End of Period	$13.40		$15.61	$13.72	$12.12	$11.14	$10.15

Total Return(f)	(10.10	)%(c)	16.86%	15.89%	11.25%	9.86%	17.26%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$204,377		$194,722	$110,477	$50,858	$26,053	$12,332
Ratio of Expenses to Average Net Assets(d)	0.68	%(e)	0.70%	0.76%	0.87%	0.97%	1.60%
Ratio of Gross Expenses to Average Net Assets(d),(g)	—		—	0.77%	—	0.97%	1.66%
Ratio of Net Investment Income to Average Net Assets	5.37	%(e)	1.59%	1.52%	1.07%	0.29%	(0.71)%
Portfolio Turnover Rate	8.5	%(e)	16.5%	13.1%	7.1%	40.0%	46.0%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2040 FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.73		$13.83	$12.24	$11.17	$10.22	$8.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.39		0.29	0.28	0.21	0.12	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.07	1.71	1.13	0.98	1.56

Total From Investment Operations	(1.51)		2.36	1.99	1.34	1.10	1.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.44)		(0.36)	(0.29)	(0.19)	(0.15)	(0.09)
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	(0.08)	—	—

Total Dividends and Distributions	(0.75)		(0.46)	(0.40)	(0.27)	(0.15)	(0.09)

Net Asset Value, End of Period	$13.47		$15.73	$13.83	$12.24	$11.17	$10.22

Total Return	(9.83	)%(c)	17.54%	16.60%	12.11%	10.84%	19.06%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,194,872		$1,039,113	$503,092	$243,275	$108,127	$47,706
Ratio of Expenses to Average Net Assets(d)	0.13	%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	5.76	%(e)	1.96%	2.17%	1.73%	1.07%	0.78%
Portfolio Turnover Rate	8.5	%(e)	16.5%	13.1%	7.1%	40.0%	46.0%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2040 FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.68		$13.78	$12.20	$11.15	$10.21	$8.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38		0.24	0.19	0.13	0.10	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.91)		2.09	1.76	1.19	0.96	1.57

Total From Investment Operations	(1.53)		2.33	1.95	1.32	1.06	1.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)		(0.33)	(0.26)	(0.19)	(0.12)	(0.07)
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	(0.08)	—	—

Total Dividends and Distributions	(0.71)		(0.43)	(0.37)	(0.27)	(0.12)	(0.07)

Net Asset Value, End of Period	$13.44		$15.68	$13.78	$12.20	$11.15	$10.21

Total Return	(9.97	)%(c)	17.29%	16.27%	11.93%	10.46%	18.76%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$123,331		$108,005	$47,329	$11,799	$1,642	$927
Ratio of Expenses to Average Net Assets(d)	0.39	%(e)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	5.59	%(e)	1.63%	1.49%	1.09%	0.94%	0.39%
Portfolio Turnover Rate	8.5	%(e)	16.5%	13.1%	7.1%	40.0%	46.0%
See accompanying notes

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2040 FUND
Select shares
Net Asset Value, Beginning of Period	$15.61		$13.72	$12.15	$11.13	$10.19	$8.65
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.20	0.22	0.07	0.02	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(1.87)		2.10	1.70	1.22	1.03	1.55

Total From Investment Operations	(1.52)		2.30	1.92	1.29	1.05	1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		(0.31)	(0.24)	(0.19)	(0.11)	(0.06)
Distributions from Realized Gains	(0.31)		(0.10)	(0.11)	(0.08)	—	—

Total Dividends and Distributions	(0.70)		(0.41)	(0.35)	(0.27)	(0.11)	(0.06)

Net Asset Value, End of Period	$13.39		$15.61	$13.72	$12.15	$11.13	$10.19

Total Return	(9.99	)%(c)	17.14%	16.11%	11.67%	10.35%	18.66%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,788		$46,791	$14,898	$5,549	$256	$10
Ratio of Expenses to Average Net Assets(d)	0.51	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	5.17	%(e)	1.40%	1.69%	0.53%	0.15%	0.56%
Portfolio Turnover Rate	8.5	%(e)	16.5%	13.1%	7.1%	40.0%	46.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Computed on an annualized basis.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)
PRINCIPAL LIFETIME 2045 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.46

Total From Investment Operations	0.46

Net Asset Value, End of Period	$10.46

Total Return	4.60	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.74	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.22	)%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2045 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.46

Total From Investment Operations	0.45

Net Asset Value, End of Period	$10.45

Total Return	4.50	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.92	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.40	)%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2045 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.46

Total From Investment Operations	0.45

Net Asset Value, End of Period	$10.45

Total Return	4.50	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12
Ratio of Expenses to Average Net Assets(d),(e)	1.05	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.53	)%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2045 FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.46

Total From Investment Operations	0.47

Net Asset Value, End of Period	$10.47

Total Return	4.70	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$201
Ratio of Expenses to Average Net Assets(d),(e)	0.17	%(f)
Ratio of Net Investment Income to Average Net Assets	0.36	%(f)
Portfolio Turnover Rate	0.0	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)

PRINCIPAL LIFETIME 2045 FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.46

Total From Investment Operations	0.46

Net Asset Value, End of Period	$10.46

Total Return	4.60	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$154
Ratio of Expenses to Average Net Assets(d),(e)	0.43	%(f)
Ratio of Net Investment Income to Average Net Assets	0.08	%(f)
Portfolio Turnover Rate	0.0	%(f)

	2008(a)
PRINCIPAL LIFETIME 2045 FUND
Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.46

Total From Investment Operations	0.46

Net Asset Value, End of Period	$10.46

Total Return	4.60	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11
Ratio of Expenses to Average Net Assets(d),(e)	0.55	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.03	)%(f)
Portfolio Turnover Rate	0.0	%(f)

(a)	Period from March 1, 2008, date operations commenced, through April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager’s contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2050 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$15.20		$13.29	$11.71	$10.64	$9.71	$8.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.20	0.14	0.08	0.01	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		2.07	1.76	1.22	0.97	1.61

Total From Investment Operations	(1.54)		2.27	1.90	1.30	0.98	1.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)		(0.25)	(0.21)	(0.16)	(0.05)	(0.02)
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	(0.07)	—	—

Total Dividends and Distributions	(0.71)		(0.36)	(0.32)	(0.23)	(0.05)	(0.02)

Net Asset Value, End of Period	$12.95		$15.20	$13.29	$11.71	$10.64	$9.71

Total Return	(10.41	)%(c)	17.46%	16.50%	12.37%	10.17%	19.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,528		$25,931	$12,547	$4,371	$1,508	$92
Ratio of Expenses to Average Net Assets(d)	0.70	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	5.34	%(e)	1.43%	1.15%	0.67%	0.12%	(0.06)%
Portfolio Turnover Rate	1.7	%(e)	21.2%	15.9%	7.5%	44.9%	45.7%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2050 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$15.17		$13.26	$11.68	$10.63	$9.70	$8.12
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.20	0.16	0.08	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.05	1.72	1.20	1.03	1.63

Total From Investment Operations	(1.56)		2.25	1.88	1.28	0.97	1.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.32)		(0.23)	(0.19)	(0.16)	(0.04)	(0.01)
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	(0.07)	—	—

Total Dividends and Distributions	(0.68)		(0.34)	(0.30)	(0.23)	(0.04)	(0.01)

Net Asset Value, End of Period	$12.93		$15.17	$13.26	$11.68	$10.63	$9.70

Total Return	(10.52	)%(c)	17.28%	16.32%	12.18%	9.99%	19.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,112		$19,012	$12,526	$5,998	$3,539	$113
Ratio of Expenses to Average Net Assets(d)	0.88	%(e)	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	5.29	%(e)	1.44%	1.30%	0.73%	(0.53)%	(0.37)%
Portfolio Turnover Rate	1.7	%(e)	21.2%	15.9%	7.5%	44.9%	45.7%

	2008(a)		2007	2006	2005
PRINCIPAL LIFETIME 2050 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$15.19		$13.28	$11.70	$10.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.30		0.12	0.01	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.87)		2.11	1.85	1.29

Total From Investment Operations	(1.57)		2.23	1.86	1.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		(0.21)	(0.17)	(0.16)
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	(0.07)

Total Dividends and Distributions	(0.66)		(0.32)	(0.28)	(0.23)

Net Asset Value, End of Period	$12.96		$15.19	$13.28	$11.70

Total Return	(10.55	)%(c)	17.10%	16.14%	11.82	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,741		$4,967	$1,713	$173
Ratio of Expenses to Average Net Assets(d)	1.01	%(e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.57	%(e)	0.87%	0.04%	(0.32)%
Portfolio Turnover Rate	1.7	%(e)	21.2%	15.9%	7.5%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2050 FUND
Class J shares
Net Asset Value, Beginning of Period	$15.04		$13.15	$11.55	$10.55	$9.67	$8.15
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.20	0.15	0.03	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.88)		2.04	1.72	1.20	0.96	1.60

Total From Investment Operations	(1.54)		2.24	1.87	1.23	0.88	1.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)		(0.24)	(0.16)	(0.16)	—	—
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	(0.07)	—	—

Total Dividends and Distributions	(0.70)		(0.35)	(0.27)	(0.23)	—	—

Net Asset Value, End of Period	$12.80		$15.04	$13.15	$11.55	$10.55	$9.67

Total Return(f)	(10.49	)%(c)	17.39%	16.37%	11.72%	9.10%	18.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$43,845		$42,254	$22,053	$9,276	$3,887	$1,636
Ratio of Expenses to Average Net Assets(d)	0.77	%(e)	0.75%	0.81%	1.21%	1.68%	1.70%
Ratio of Gross Expenses to Average Net Assets(d),(g)	—		—	0.92%	1.21%	1.73%	4.30%
Ratio of Net Investment Income to Average Net Assets	5.30	%(e)	1.45%	1.22%	0.27%	(0.74)%	(0.97)%
Portfolio Turnover Rate	1.7	%(e)	21.2%	15.9%	7.5%	44.9%	45.7%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2050 FUND
Institutional shares
Net Asset Value, Beginning of Period	$15.32		$13.39	$11.80	$10.66	$9.73	$8.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38		0.29	0.25	0.16	0.09	0.04
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.08	1.73	1.22	0.95	1.62

Total From Investment Operations	(1.52)		2.37	1.98	1.38	1.04	1.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)		(0.33)	(0.28)	(0.17)	(0.11)	(0.07)
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	(0.07)	—	—

Total Dividends and Distributions	(0.79)		(0.44)	(0.39)	(0.24)	(0.11)	(0.07)

Net Asset Value, End of Period	$13.01		$15.32	$13.39	$11.80	$10.66	$9.73

Total Return	(10.22	)%(c)	18.16%	17.13%	13.07%	10.77%	20.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$544,498		$487,265	$266,710	$130,966	$58,284	$30,633
Ratio of Expenses to Average Net Assets(d)	0.13	%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	5.86	%(e)	2.04%	1.95%	1.39%	0.90%	0.43%
Portfolio Turnover Rate	1.7	%(e)	21.2%	15.9%	7.5%	44.9%	45.7%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2050 FUND
Preferred shares
Net Asset Value, Beginning of Period	$15.28		$13.35	$11.76	$10.66	$9.73	$8.14
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.37		0.20	0.18	0.13	0.09	—
Net Realized and Unrealized Gain (Loss) on Investments	(1.90)		2.13	1.77	1.21	0.93	1.64

Total From Investment Operations	(1.53)		2.33	1.95	1.34	1.02	1.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		(0.29)	(0.25)	(0.17)	(0.09)	(0.05)
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	(0.07)	—	—

Total Dividends and Distributions	(0.75)		(0.40)	(0.36)	(0.24)	(0.09)	(0.05)

Net Asset Value, End of Period	$13.00		$15.28	$13.35	$11.76	$10.66	$9.73

Total Return	(10.27	)%(c)	17.89%	16.87%	12.67%	10.49%	20.22%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$40,008		$36,041	$12,922	$3,731	$931	$810
Ratio of Expenses to Average Net Assets(d)	0.39	%(e)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	5.71	%(e)	1.42%	1.44%	1.14%	0.83%	(0.02)%
Portfolio Turnover Rate	1.7	%(e)	21.2%	15.9%	7.5%	44.9%	45.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME 2050 FUND
Select shares
Net Asset Value, Beginning of Period	$15.25		$13.33	$11.74	$10.65	$9.72	$8.13
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.21	0.13	0.02	0.01	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(1.89)		2.10	1.80	1.31	0.99	1.61

Total From Investment Operations	(1.54)		2.31	1.93	1.33	1.00	1.63
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)		(0.28)	(0.23)	(0.17)	(0.07)	(0.04)
Distributions from Realized Gains	(0.36)		(0.11)	(0.11)	(0.07)	—	—

Total Dividends and Distributions	(0.73)		(0.39)	(0.34)	(0.24)	(0.07)	(0.04)

Net Asset Value, End of Period	$12.98		$15.25	$13.33	$11.74	$10.65	$9.72

Total Return	(10.34	)%(c)	17.71%	16.76%	12.57%	10.37%	20.10%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$22,739		$18,918	$7,836	$1,675	$112	$10
Ratio of Expenses to Average Net Assets(d)	0.51	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	5.36	%(e)	1.52%	1.06%	0.15%	0.09%	0.28%
Portfolio Turnover Rate	1.7	%(e)	21.2%	15.9%	7.5%	44.9%	45.7%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Computed on an annualized basis.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)
PRINCIPAL LIFETIME 2055 FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.47

Total From Investment Operations	0.46

Net Asset Value, End of Period	$10.46

Total Return	4.60	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11
Ratio of Expenses to Average Net Assets(d),(e)	0.74	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.30	)%(f)
Portfolio Turnover Rate	3.5	%(f)

	2008(a)
PRINCIPAL LIFETIME 2055 FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.47

Total From Investment Operations	0.46

Net Asset Value, End of Period	$10.46

Total Return	4.60	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10
Ratio of Expenses to Average Net Assets(d),(e)	0.92	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.48	)%(f)
Portfolio Turnover Rate	3.5	%(f)

	2008(a)
PRINCIPAL LIFETIME 2055 FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.47

Total From Investment Operations	0.46

Net Asset Value, End of Period	$10.46

Total Return	4.60	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11
Ratio of Expenses to Average Net Assets(d),(e)	1.05	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.61	)%(f)
Portfolio Turnover Rate	3.5	%(f)

	2008(a)
PRINCIPAL LIFETIME 2055 FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	0.46

Total From Investment Operations	0.47

Net Asset Value, End of Period	$10.47

Total Return	4.70	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$184
Ratio of Expenses to Average Net Assets(d),(e)	0.17	%(f)
Ratio of Net Investment Income to Average Net Assets	0.45	%(f)
Portfolio Turnover Rate	3.5	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)
PRINCIPAL LIFETIME 2055 FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02
Net Realized and Unrealized Gain (Loss) on Investments	0.45

Total From Investment Operations	0.47

Net Asset Value, End of Period	$10.47

Total Return	4.70	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$323
Ratio of Expenses to Average Net Assets(d),(e)	0.43	%(f)
Ratio of Net Investment Income to Average Net Assets	1.14	%(f)
Portfolio Turnover Rate	3.5	%(f)

	2008(a)
PRINCIPAL LIFETIME 2055 FUND
Select shares
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—
Net Realized and Unrealized Gain (Loss) on Investments	0.47

Total From Investment Operations	0.47

Net Asset Value, End of Period	$10.47

Total Return	4.70	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11
Ratio of Expenses to Average Net Assets(d),(e)	0.55	%(f)
Ratio of Net Investment Income to Average Net Assets	(0.11	)%(f)
Portfolio Turnover Rate	3.5	%(f)

(a)	Period from March 1, 2008, date operations commenced, through April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Reflects Manager’s contractual expense limit.

(e)	Does not include expenses of the investment companies in which the Fund invests.

(f)	Computed on an annualized basis.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$12.79		$12.60	$11.92	$11.68	$10.73	$9.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.47	0.40	0.30	0.15	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)		0.16	0.67	0.31	0.94	1.02

Total From Investment Operations	(0.65)		0.63	1.07	0.61	1.09	1.14
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.49)		(0.38)	(0.27)	(0.24)	(0.14)	(0.08)
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	(0.13)	—	(0.01)

Total Dividends and Distributions	(0.66)		(0.44)	(0.39)	(0.37)	(0.14)	(0.09)

Net Asset Value, End of Period	$11.48		$12.79	$12.60	$11.92	$11.68	$10.73

Total Return	(5.28	)%(c)	5.11%	9.19%	5.24%	10.24%	11.81%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$28,429		$29,428	$19,341	$11,688	$2,352	$1,068
Ratio of Expenses to Average Net Assets(d)	0.70	%(e)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of Net Investment Income to Average Net Assets	5.83	%(e)	3.75%	3.34%	2.43%	1.33%	1.04%
Portfolio Turnover Rate	33.8	%(e)	25.3%	48.9%	43.8%	34.1%	43.9%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$12.79		$12.60	$11.90	$11.69	$10.72	$9.67
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.45	0.35	0.28	0.09	0.06
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		0.16	0.72	0.30	1.00	1.06

Total From Investment Operations	(0.66)		0.61	1.07	0.58	1.09	1.12
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.47)		(0.36)	(0.25)	(0.24)	(0.12)	(0.06)
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	(0.13)	—	(0.01)

Total Dividends and Distributions	(0.64)		(0.42)	(0.37)	(0.37)	(0.12)	(0.07)

Net Asset Value, End of Period	$11.49		$12.79	$12.60	$11.90	$11.69	$10.72

Total Return	(5.37	)%(c)	4.91%	9.17%	4.96%	10.23%	11.63%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$23,468		$25,462	$20,550	$7,959	$1,686	$242
Ratio of Expenses to Average Net Assets(d)	0.88	%(e)	0.87%	0.87%	0.87%	0.87%	0.87%
Ratio of Net Investment Income to Average Net Assets	5.70	%(e)	3.62%	2.88%	2.30%	0.82%	0.56%
Portfolio Turnover Rate	33.8	%(e)	25.3%	48.9%	43.8%	34.1%	43.9%

	2008(a)		2007	2006	2005
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$12.81		$12.63	$11.94	$11.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.28		0.45	0.37	0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.94)		0.13	0.67	0.29

Total From Investment Operations	(0.66)		0.58	1.04	0.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.45)		(0.34)	(0.23)	(0.23)
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	(0.13)

Total Dividends and Distributions	(0.62)		(0.40)	(0.35)	(0.36)

Net Asset Value, End of Period	$11.53		$12.81	$12.63	$11.94

Total Return	(5.32	)%(c)	4.68%	8.91%	4.75	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$12,508		$4,777	$2,543	$276
Ratio of Expenses to Average Net Assets(d)	1.01	%(e)	1.00%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	4.76	%(e)	3.61%	3.01%	2.22%
Portfolio Turnover Rate	33.8	%(e)	25.3%	48.9%	43.8%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class J shares
Net Asset Value, Beginning of Period	$12.81		$12.62	$11.93	$11.70	$10.72	$9.68
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.35		0.48	0.40	0.34	0.13	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)		0.15	0.67	0.26	0.94	1.06

Total From Investment Operations	(0.64)		0.63	1.07	0.60	1.07	1.08
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.49)		(0.38)	(0.26)	(0.24)	(0.09)	(0.03)
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	(0.13)	—	(0.01)

Total Dividends and Distributions	(0.66)		(0.44)	(0.38)	(0.37)	(0.09)	(0.04)

Net Asset Value, End of Period	$11.51		$12.81	$12.62	$11.93	$11.70	$10.72

Total Return(f)	(5.17	)%(c)	5.08%	9.20%	5.13%	10.04%	11.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$86,744		$95,309	$81,151	$57,536	$24,991	$8,325
Ratio of Expenses to Average Net Assets(d)	0.63	%(e)	0.67%	0.71%	0.77%	0.86%	1.30%
Ratio of Gross Expenses to Average Net Assets(d),(g)	—		—	—	—	0.86%	1.94%
Ratio of Net Investment Income to Average Net Assets	5.92	%(e)	3.82%	3.27%	2.80%	1.12%	0.20%
Portfolio Turnover Rate	33.8	%(e)	25.3%	48.9%	43.8%	34.1%	43.9%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Institutional shares
Net Asset Value, Beginning of Period	$12.92		$12.73	$12.03	$11.73	$10.77	$9.72
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.38		0.55	0.47	0.41	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		0.16	0.69	0.26	0.94	1.04

Total From Investment Operations	(0.62)		0.71	1.16	0.67	1.16	1.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.56)		(0.46)	(0.34)	(0.24)	(0.20)	(0.14)
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	(0.13)	—	(0.01)

Total Dividends and Distributions	(0.73)		(0.52)	(0.46)	(0.37)	(0.20)	(0.15)

Net Asset Value, End of Period	$11.57		$12.92	$12.73	$12.03	$11.73	$10.77

Total Return	(5.00	)%(c)	5.68%	9.90%	5.79%	10.92%	12.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$364,775		$341,609	$250,395	$182,132	$109,104	$51,310
Ratio of Expenses to Average Net Assets(d)	0.13	%(e)	0.12%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	6.35	%(e)	4.33%	3.85%	3.44%	1.95%	1.50%
Portfolio Turnover Rate	33.8	%(e)	25.3%	48.9%	43.8%	34.1%	43.9%

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Preferred shares
Net Asset Value, Beginning of Period	$12.89		$12.69	$12.00	$11.72	$10.76	$9.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.36		0.52	0.43	0.36	0.19	0.12
Net Realized and Unrealized Gain (Loss) on Investments	(0.99)		0.16	0.69	0.29	0.94	1.06

Total From Investment Operations	(0.63)		0.68	1.12	0.65	1.13	1.18
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.53)		(0.42)	(0.31)	(0.24)	(0.17)	(0.11)
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	(0.13)	—	(0.01)

Total Dividends and Distributions	(0.70)		(0.48)	(0.43)	(0.37)	(0.17)	(0.12)

Net Asset Value, End of Period	$11.56		$12.89	$12.69	$12.00	$11.72	$10.76

Total Return	(5.10	)%(c)	5.49%	9.56%	5.60%	10.64%	12.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$40,481		$35,806	$19,216	$8,703	$2,312	$1,170
Ratio of Expenses to Average Net Assets(d)	0.39	%(e)	0.38%	0.38%	0.38%	0.38%	0.38%
Ratio of Net Investment Income to Average Net Assets	6.08	%(e)	4.09%	3.51%	3.01%	1.69%	1.07%
Portfolio Turnover Rate	33.8	%(e)	25.3%	48.9%	43.8%	34.1%	43.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Select shares
Net Asset Value, Beginning of Period	$12.83		$12.64	$11.95	$11.69	$10.74	$9.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.34		0.49	0.42	0.34	0.13	0.14
Net Realized and Unrealized Gain (Loss) on Investments	(0.98)		0.17	0.68	0.29	0.98	1.02

Total From Investment Operations	(0.64)		0.66	1.10	0.63	1.11	1.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.51)		(0.41)	(0.29)	(0.24)	(0.16)	(0.10)
Distributions from Realized Gains	(0.17)		(0.06)	(0.12)	(0.13)	—	(0.01)

Total Dividends and Distributions	(0.68)		(0.47)	(0.41)	(0.37)	(0.16)	(0.11)

Net Asset Value, End of Period	$11.51		$12.83	$12.64	$11.95	$11.69	$10.74

Total Return	(5.16	)%(c)	5.30%	9.46%	5.43%	10.44%	12.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$18,045		$11,742	$4,466	$1,861	$479	$11
Ratio of Expenses to Average Net Assets(d)	0.51	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of Net Investment Income to Average Net Assets	5.81	%(e)	3.91%	3.44%	2.84%	1.11%	1.27%
Portfolio Turnover Rate	33.8	%(e)	25.3%	48.9%	43.8%	34.1%	43.9%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Does not include expenses of the investment companies in which the Fund invests.

(e)	Computed on an annualized basis.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005		2004		2003
REAL ESTATE SECURITIES FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$24.67		$27.27		$20.23	$18.30		$14.46		$11.09
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14		0.18		0.14	0.31		0.29		0.43
Net Realized and Unrealized Gain (Loss) on Investments	(1.95)		(0.62)		7.72	3.16		4.00		3.22

Total From Investment Operations	(1.81)		(0.44)		7.86	3.47		4.29		3.65
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.09)		(0.20)	(0.49)		(0.31)		(0.28)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	(1.05)		(0.14)		—

Total Dividends and Distributions	(5.88)		(2.16)		(0.82)	(1.54)		(0.45)		(0.28)

Net Asset Value, End of Period	$16.98		$24.67		$27.27	$20.23		$18.30		$14.46

Total Return	(7.53	)%(c)	(2.06)%		40.07%	19.77%		30.40%		33.61%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$39,292		$42,136		$58,101	$32,336		$24,621		$7,552
Ratio of Expenses to Average Net Assets	1.41	%(d)	1.40%		1.41%	1.42%		1.42%		1.42%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.42	%(e)	—
Ratio of Net Investment Income to Average Net Assets	1.66	%(d)	0.73%		0.59%	1.64%		1.83%		3.41%
Portfolio Turnover Rate	48.4	%(d)	77.8	%(f)	37.8%	26.7	%(g)	67.9%		35.4%

	2008(a)		2007		2006	2005		2004		2003
REAL ESTATE SECURITIES FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$24.39		$27.00		$20.05	$18.15		$14.34		$11.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.12		0.14		0.09	0.28		0.28		0.42
Net Realized and Unrealized Gain (Loss) on Investments	(1.93)		(0.61)		7.64	3.13		3.95		3.18

Total From Investment Operations	(1.81)		(0.47)		7.73	3.41		4.23		3.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.13)		(0.07)		(0.16)	(0.46)		(0.28)		(0.26)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	(1.05)		(0.14)		—

Total Dividends and Distributions	(5.86)		(2.14)		(0.78)	(1.51)		(0.42)		(0.26)

Net Asset Value, End of Period	$16.72		$24.39		$27.00	$20.05		$18.15		$14.34

Total Return	(7.60	)%(c)	(2.23)%		39.79%	19.60%		30.21%		33.38%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,660		$22,550		$35,260	$18,934		$12,660		$4,603
Ratio of Expenses to Average Net Assets	1.59	%(d)	1.58%		1.59%	1.60%		1.60%		1.60%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.60	%(e)	—
Ratio of Net Investment Income to Average Net Assets	1.48	%(d)	0.58%		0.40%	1.46%		1.78%		3.28%
Portfolio Turnover Rate	48.4	%(d)	77.8	%(f)	37.8%	26.7	%(g)	67.9%		35.4%

	2008(a)		2007		2006	2005
REAL ESTATE SECURITIES FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$24.82		$27.47		$20.39	$18.64
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.11		0.05		0.06	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(1.95)		(0.57)		7.78	2.91

Total From Investment Operations	(1.84)		(0.52)		7.84	3.24
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.06)		(0.14)	(0.44)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	(1.05)

Total Dividends and Distributions	(5.85)		(2.13)		(0.76)	(1.49)

Net Asset Value, End of Period	$17.13		$24.82		$27.47	$20.39

Total Return	(7.61	)%(c)	(2.38)%		39.62%	18.13	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,872		$3,842		$2,908	$406
Ratio of Expenses to Average Net Assets	1.72	%(d)	1.71%		1.72%	1.73%
Ratio of Net Investment Income to Average Net Assets	1.35	%(d)	0.22%		0.25%	1.66%
Portfolio Turnover Rate	48.4	%(d)	77.8	%(f)	37.8%	26.7	%(g)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005		2004		2003
REAL ESTATE SECURITIES FUND
Class J shares
Net Asset Value, Beginning of Period	$24.61		$27.21		$20.19	$18.28		$14.42		$11.07
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.14		0.15		0.12	0.28		0.28		0.37
Net Realized and Unrealized Gain (Loss) on Investments	(1.95)		(0.60)		7.68	3.14		3.97		3.22

Total From Investment Operations	(1.81)		(0.45)		7.80	3.42		4.25		3.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.08)		(0.16)	(0.46)		(0.25)		(0.24)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	(1.05)		(0.14)		—

Total Dividends and Distributions	(5.87)		(2.15)		(0.78)	(1.51)		(0.39)		(0.24)

Net Asset Value, End of Period	$16.93		$24.61		$27.21	$20.19		$18.28		$14.42

Total Return(h)	(7.53	)%(c)	(2.12)%		39.86%	19.47%		30.09%		32.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$165,237		$195,723		$231,200	$147,059		$95,696		$51,874
Ratio of Expenses to Average Net Assets	1.46	%(d)	1.47%		1.53%	1.63%		1.68%		1.90%
Ratio of Gross Expenses to Average Net Assets(i)	—		—		—	—		1.68	%(e)	1.95	%(e)
Ratio of Net Investment Income to Average Net Assets	1.61	%(d)	0.59%		0.50%	1.42%		1.72%		2.95%
Portfolio Turnover Rate	48.4	%(d)	77.8	%(f)	37.8%	26.7	%(g)	67.9%		35.4%

	2008(a)		2007		2006	2005		2004		2003
REAL ESTATE SECURITIES FUND
Institutional shares
Net Asset Value, Beginning of Period	$24.96		$27.56		$20.41	$18.44		$14.56		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.19		0.26		0.28	0.42		0.41		0.54
Net Realized and Unrealized Gain (Loss) on Investments	(1.97)		(0.55)		7.78	3.18		4.01		3.20

Total From Investment Operations	(1.78)		(0.29)		8.06	3.60		4.42		3.74
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.19)		(0.24)		(0.29)	(0.58)		(0.40)		(0.35)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	(1.05)		(0.14)		—

Total Dividends and Distributions	(5.92)		(2.31)		(0.91)	(1.63)		(0.54)		(0.35)

Net Asset Value, End of Period	$17.26		$24.96		$27.56	$20.41		$18.44		$14.56

Total Return	(7.23	)%(c)	(1.48)%		40.85%	20.41%		31.21%		34.31%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,184,491		$1,110,332		$770,259	$405,696		$253,838		$97,960
Ratio of Expenses to Average Net Assets	0.84	%(d)	0.83%		0.84%	0.85%		0.85%		0.85%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		0.85	%(e)	—
Ratio of Net Investment Income to Average Net Assets	2.23	%(d)	1.04%		1.20%	2.19%		2.53%		4.08%
Portfolio Turnover Rate	48.4	%(d)	77.8	%(f)	37.8%	26.7	%(g)	67.9%		35.4%

	2008(a)		2007		2006	2005		2004		2003
REAL ESTATE SECURITIES FUND
Preferred shares
Net Asset Value, Beginning of Period	$24.56		$27.16		$20.13	$18.21		$14.39		$11.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.17		0.26		0.21	0.37		0.36		0.46
Net Realized and Unrealized Gain (Loss) on Investments	(1.94)		(0.62)		7.69	3.14		3.96		3.21

Total From Investment Operations	(1.77)		(0.36)		7.90	3.51		4.32		3.67
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.17)		(0.17)		(0.25)	(0.54)		(0.36)		(0.31)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	(1.05)		(0.14)		—

Total Dividends and Distributions	(5.90)		(2.24)		(0.87)	(1.59)		(0.50)		(0.31)

Net Asset Value, End of Period	$16.89		$24.56		$27.16	$20.13		$18.21		$14.39

Total Return	(7.34	)%(c)	(1.76)%		40.54%	20.13%		30.82%		34.12%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$61,876		$74,228		$102,031	$54,932		$30,865		$19,221
Ratio of Expenses to Average Net Assets	1.10	%(d)	1.09%		1.10%	1.11%		1.10%		1.11%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.11	%(e)	—
Ratio of Net Investment Income to Average Net Assets	1.98	%(d)	1.05%		0.92%	1.95%		2.28%		3.69%
Portfolio Turnover Rate	48.4	%(d)	77.8	%(f)	37.8%	26.7	%(g)	67.9%		35.4%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005		2004		2003
REAL ESTATE SECURITIES FUND
Select shares
Net Asset Value, Beginning of Period	$24.54		$27.14		$20.13	$18.21		$14.38		$11.04
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.15		0.21		0.19	0.35		0.33		0.41
Net Realized and Unrealized Gain (Loss) on Investments	(1.93)		(0.60)		7.67	3.14		3.98		3.23

Total From Investment Operations	(1.78)		(0.39)		7.86	3.49		4.31		3.64
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.16)		(0.14)		(0.23)	(0.52)		(0.34)		(0.30)
Distributions from Realized Gains	(5.73)		(2.07)		(0.62)	(1.05)		(0.14)		—

Total Dividends and Distributions	(5.89)		(2.21)		(0.85)	(1.57)		(0.48)		(0.30)

Net Asset Value, End of Period	$16.87		$24.54		$27.14	$20.13		$18.21		$14.38

Total Return	(7.39	)%(c)	(1.88)%		40.32%	20.01%		30.75%		33.74%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$16,655		$16,259		$17,216	$7,336		$1,395		$264
Ratio of Expenses to Average Net Assets	1.22	%(d)	1.21%		1.22%	1.23%		1.23%		1.23%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—		1.23	%(e)	—
Ratio of Net Investment Income to Average Net Assets	1.85	%(d)	0.86%		0.83%	1.84%		2.05%		3.53%
Portfolio Turnover Rate	48.4	%(d)	77.8	%(f)	37.8%	26.7	%(g)	67.9%		35.4%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM REIT Fund.

(g)	Portfolio turnover rate excludes approximately $101,379,000 of securities from the acquisition of Principal Real Estate Securities Fund, Inc.

(h)	Total return is calculated without the contingent deferred sales charge.

(i)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
SAM BALANCED PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period	$16.03		$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.13)		1.30

Total From Investment Operations	(0.92)		1.49
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.15)
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(1.13)		(0.15)

Net Asset Value, End of Period	$13.98		$16.03

Total Return	(5.97	)%(d)	10.21	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,126		$1,181
Ratio of Expenses to Average Net Assets(e)	0.89	%(f)	0.88	%(f)
Ratio of Net Investment Income to Average Net Assets	2.96	%(f)	1.50	%(f)
Portfolio Turnover Rate	38.7	%(f)	14.6	%(f)

	2008(a)		2007(b)
SAM BALANCED PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period	$16.03		$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28		0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)		1.35

Total From Investment Operations	(0.93)		1.47
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.35)		(0.13)
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(1.12)		(0.13)

Net Asset Value, End of Period	$13.98		$16.03

Total Return	(6.06	)%(d)	10.06	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$70		$17
Ratio of Expenses to Average Net Assets(e)	1.07	%(f)	1.06	%(f)
Ratio of Net Investment Income to Average Net Assets	4.01	%(f)	1.02	%(f)
Portfolio Turnover Rate	38.7	%(f)	14.6	%(f)

	2008(a)		2007(b)
SAM BALANCED PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period	$16.03		$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.11
Net Realized and Unrealized Gain (Loss) on Investments	(1.15)		1.35

Total From Investment Operations	(0.94)		1.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.34)		(0.12)
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(1.11)		(0.12)

Net Asset Value, End of Period	$13.98		$16.03

Total Return	(6.12	)%(d)	9.95	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$166		$17
Ratio of Expenses to Average Net Assets(e)	1.20	%(f)	1.19	%(f)
Ratio of Net Investment Income to Average Net Assets	3.09	%(f)	0.92	%(f)
Portfolio Turnover Rate	38.7	%(f)	14.6	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM BALANCED PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$15.90		$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		0.15
Net Realized and Unrealized Gain (Loss) on Investments	(1.11)		1.19

Total From Investment Operations	(0.91)		1.34
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.36)		(0.14)
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(1.13)		(0.14)

Redemption fees	—		0.01

Net Asset Value, End of Period	$13.86		$15.90

Total Return(g)	(5.98	)%(d)	9.27	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,536		$2,597
Ratio of Expenses to Average Net Assets(e)	0.95	%(f)	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	2.85	%(f)	1.21	%(f)
Portfolio Turnover Rate	38.7	%(f)	14.6	%(f)

	2008(a)		2007(b)
SAM BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$16.03		$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.32		0.22
Net Realized and Unrealized Gain (Loss) on Investments	(1.19)		1.33

Total From Investment Operations	(0.87)		1.55
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)		(0.21)
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(1.17)		(0.21)

Net Asset Value, End of Period	$13.99		$16.03

Total Return	(5.64	)%(d)	10.67	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,113		$1,385
Ratio of Expenses to Average Net Assets(e)	0.32	%(f)	0.31	%(f)
Ratio of Net Investment Income to Average Net Assets	4.62	%(f)	1.82	%(f)
Portfolio Turnover Rate	38.7	%(f)	14.6	%(f)

	2008(a)		2007(b)
SAM BALANCED PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period	$16.03		$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.30		0.18
Net Realized and Unrealized Gain (Loss) on Investments	(1.19)		1.35

Total From Investment Operations	(0.89)		1.53
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)		(0.19)
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(1.15)		(0.19)

Net Asset Value, End of Period	$13.99		$16.03

Total Return	(5.77	)%(d)	10.47	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$285		$11
Ratio of Expenses to Average Net Assets(e)	0.58	%(f)	0.57	%(f)
Ratio of Net Investment Income to Average Net Assets	4.24	%(f)	1.54	%(f)
Portfolio Turnover Rate	38.7	%(f)	14.6	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM BALANCED PORTFOLIO
Select shares
Net Asset Value, Beginning of Period	$16.04		$14.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.33		0.20
Net Realized and Unrealized Gain (Loss) on Investments	(1.24)		1.32

Total From Investment Operations	(0.91)		1.52
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)		(0.17)
Distributions from Realized Gains	(0.77)		—

Total Dividends and Distributions	(1.14)		(0.17)

Net Asset Value, End of Period	$13.99		$16.04

Total Return	(5.88	)%(d)	10.43	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,689		$1,497
Ratio of Expenses to Average Net Assets(e)	0.70	%(f)	0.69	%(f)
Ratio of Net Investment Income to Average Net Assets	4.66	%(f)	1.61	%(f)
Portfolio Turnover Rate	38.7	%(f)	14.6	%(f)

(a)	Six months ended April 30, 2008.

(b)	Period from January 17 2007, through April 30, 2007. Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares each incurred a net realized and unrealized gain of $.02 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Total return is calculated without the contingent deferred sales charge.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period	$11.87		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.24		0.23
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)		0.66

Total From Investment Operations	(0.37)		0.89
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.19)
Distributions from Realized Gains	(0.41)		—

Total Dividends and Distributions	(0.68)		(0.19)

Net Asset Value, End of Period	$10.82		$11.87

Total Return	(3.15	)%(d)	8.06	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$852		$692
Ratio of Expenses to Average Net Assets(e)	0.89	%(f)	0.88	%(f)
Ratio of Net Investment Income to Average Net Assets	4.35	%(f)	2.51	%(f)
Portfolio Turnover Rate	25.7	%(f)	12.7	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period	$11.86		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.16		0.19
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)		0.68

Total From Investment Operations	(0.37)		0.87
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.18)
Distributions from Realized Gains	(0.41)		—

Total Dividends and Distributions	(0.67)		(0.18)

Net Asset Value, End of Period	$10.82		$11.86

Total Return	(3.15	)%(d)	7.82	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$660		$24
Ratio of Expenses to Average Net Assets(e)	1.07	%(f)	1.06	%(f)
Ratio of Net Investment Income to Average Net Assets	2.98	%(f)	2.10	%(f)
Portfolio Turnover Rate	25.7	%(f)	12.7	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period	$11.86		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22		0.18
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		0.67

Total From Investment Operations	(0.37)		0.85
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.16)
Distributions from Realized Gains	(0.41)		—

Total Dividends and Distributions	(0.67)		(0.16)

Net Asset Value, End of Period	$10.82		$11.86

Total Return	(3.22	)%(d)	7.71	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$116		$11
Ratio of Expenses to Average Net Assets(e)	1.20	%(f)	1.19	%(f)
Ratio of Net Investment Income to Average Net Assets	4.04	%(f)	1.99	%(f)
Portfolio Turnover Rate	25.7	%(f)	12.7	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$11.86		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17		0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)		0.67

Total From Investment Operations	(0.37)		0.88
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.19)
Distributions from Realized Gains	(0.41)		—

Total Dividends and Distributions	(0.68)		(0.19)

Net Asset Value, End of Period	$10.81		$11.86

Total Return(g)	(3.18	)%(d)	7.92	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$13,147		$904
Ratio of Expenses to Average Net Assets(e)	0.95	%(f)	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	3.25	%(f)	2.33	%(f)
Portfolio Turnover Rate	25.7	%(f)	12.7	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$11.87		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22		0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.55)		0.68

Total From Investment Operations	(0.33)		0.94
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.31)		(0.24)
Distributions from Realized Gains	(0.41)		—

Total Dividends and Distributions	(0.72)		(0.24)

Net Asset Value, End of Period	$10.82		$11.87

Total Return	(2.87	)%(d)	8.52	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,470		$730
Ratio of Expenses to Average Net Assets(e)	0.32	%(f)	0.31	%(f)
Ratio of Net Investment Income to Average Net Assets	4.05	%(f)	2.90	%(f)
Portfolio Turnover Rate	25.7	%(f)	12.7	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period	$11.86		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.25		0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		0.67

Total From Investment Operations	(0.34)		0.91
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.29)		(0.22)
Distributions from Realized Gains	(0.41)		—

Total Dividends and Distributions	(0.70)		(0.22)

Net Asset Value, End of Period	$10.82		$11.86

Total Return	(2.91	)%(d)	8.23	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$98		$11
Ratio of Expenses to Average Net Assets(e)	0.58	%(f)	0.57	%(f)
Ratio of Net Investment Income to Average Net Assets	4.59	%(f)	2.62	%(f)
Portfolio Turnover Rate	25.7	%(f)	12.7	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM CONSERVATIVE BALANCED PORTFOLIO
Select shares
Net Asset Value, Beginning of Period	$11.86		$11.17
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.26		0.24
Net Realized and Unrealized Gain (Loss) on Investments	(0.61)		0.66

Total From Investment Operations	(0.35)		0.90
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.21)
Distributions from Realized Gains	(0.41)		—

Total Dividends and Distributions	(0.69)		(0.21)

Net Asset Value, End of Period	$10.82		$11.86

Total Return	(2.97	)%(d)	8.12	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,593		$349
Ratio of Expenses to Average Net Assets(e)	0.70	%(f)	0.69	%(f)
Ratio of Net Investment Income to Average Net Assets	4.78	%(f)	2.64	%(f)
Portfolio Turnover Rate	25.7	%(f)	12.7	%(f)

(a)	Six months ended April 30, 2008.

(b)	Period from January 17, 2007 through April 30, 2007. Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Total return is calculated without the contingent deferred sales charge.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period	$18.77		$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.26		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.77)		1.94

Total From Investment Operations	(1.51)		2.02
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)		—
Distributions from Realized Gains	(1.08)		—

Total Dividends and Distributions	(1.51)		—

Net Asset Value, End of Period	$15.75		$18.77

Total Return	(8.54	)%(d)	12.06	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,196		$721
Ratio of Expenses to Average Net Assets(e)	0.89	%(f)	0.88	%(f)
Ratio of Net Investment Income to Average Net Assets	3.32	%(f)	0.58	%(f)
Portfolio Turnover Rate	33.1	%(f)	16.2	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period	$18.74		$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.30		—
Net Realized and Unrealized Gain (Loss) on Investments	(1.83)		1.99

Total From Investment Operations	(1.53)		1.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.40)		—
Distributions from Realized Gains	(1.08)		—

Total Dividends and Distributions	(1.48)		—

Net Asset Value, End of Period	$15.73		$18.74

Total Return	(8.65	)%(d)	11.88	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$954		$30
Ratio of Expenses to Average Net Assets(e)	1.07	%(f)	1.06	%(f)
Ratio of Net Investment Income to Average Net Assets	3.88	%(f)	0.00	%(f)
Portfolio Turnover Rate	33.1	%(f)	16.2	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period	$18.72		$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.17		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)		1.98

Total From Investment Operations	(1.54)		1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)		—
Distributions from Realized Gains	(1.08)		—

Total Dividends and Distributions	(1.45)		—

Net Asset Value, End of Period	$15.73		$18.72

Total Return	(8.66	)%(d)	11.76	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$515		$24
Ratio of Expenses to Average Net Assets(e)	1.20	%(f)	1.19	%(f)
Ratio of Net Investment Income to Average Net Assets	2.23	%(f)	(0.05	)%(f)
Portfolio Turnover Rate	33.1	%(f)	16.2	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$18.75		$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		0.03
Net Realized and Unrealized Gain (Loss) on Investments	(1.71)		1.97

Total From Investment Operations	(1.51)		2.00
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.42)		—
Distributions from Realized Gains	(1.08)		—

Total Dividends and Distributions	(1.50)		—

Net Asset Value, End of Period	$15.74		$18.75

Total Return(g)	(8.54	)%(d)	11.94	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$25,073		$3,643
Ratio of Expenses to Average Net Assets(e)	0.95	%(f)	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	2.58	%(f)	0.22	%(f)
Portfolio Turnover Rate	33.1	%(f)	16.2	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$18.85		$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.21		0.12
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		1.98

Total From Investment Operations	(1.47)		2.10
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.52)		—
Distributions from Realized Gains	(1.08)		—

Total Dividends and Distributions	(1.60)		—

Net Asset Value, End of Period	$15.78		$18.85

Total Return	(8.26	)%(d)	12.54	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$15,640		$1,459
Ratio of Expenses to Average Net Assets(e)	0.32	%(f)	0.31	%(f)
Ratio of Net Investment Income to Average Net Assets	2.72	%(f)	0.86	%(f)
Portfolio Turnover Rate	33.1	%(f)	16.2	%(f)

	2008(a)		2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period	$18.81		$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.25		0.08
Net Realized and Unrealized Gain (Loss) on Investments	(1.73)		1.98

Total From Investment Operations	(1.48)		2.06
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)		—
Distributions from Realized Gains	(1.08)		—

Total Dividends and Distributions	(1.56)		—

Net Asset Value, End of Period	$15.77		$18.81

Total Return	(8.34	)%(d)	12.30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$64		$15
Ratio of Expenses to Average Net Assets(e)	0.58	%(f)	0.57	%(f)
Ratio of Net Investment Income to Average Net Assets	3.18	%(f)	0.56	%(f)
Portfolio Turnover Rate	33.1	%(f)	16.2	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM CONSERVATIVE GROWTH PORTFOLIO
Select shares
Net Asset Value, Beginning of Period	$18.79		$16.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.37		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.86)		1.94

Total From Investment Operations	(1.49)		2.04
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.46)		—
Distributions from Realized Gains	(1.08)		—

Total Dividends and Distributions	(1.54)		—

Net Asset Value, End of Period	$15.76		$18.79

Total Return	(8.41	)%(d)	12.18	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,915		$3,040
Ratio of Expenses to Average Net Assets(e)	0.70	%(f)	0.69	%(f)
Ratio of Net Investment Income to Average Net Assets	4.66	%(f)	0.68	%(f)
Portfolio Turnover Rate	33.1	%(f)	16.2	%(f)

(a)	Six months ended April 30, 2008.

(b)	Period from January 17, 2007 through April 30, 2007. Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Total return is calculated without the contingent deferred sales charge.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period	$11.90		$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.25		0.31
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		0.29

Total From Investment Operations	(0.11)		0.60
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.28)
Distributions from Realized Gains	(0.27)		—

Total Dividends and Distributions	(0.53)		(0.28)

Net Asset Value, End of Period	$11.26		$11.90

Total Return	(0.92	)%(d)	5.30	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$379		$302
Ratio of Expenses to Average Net Assets(e)	0.89	%(f)	0.88	%(f)
Ratio of Net Investment Income to Average Net Assets	4.41	%(f)	3.37	%(f)
Portfolio Turnover Rate	32.3	%(f)	9.7	%(f)

	2008(a)		2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period	$11.90		$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.24		0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		0.31

Total From Investment Operations	(0.12)		0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.27)
Distributions from Realized Gains	(0.27)		—

Total Dividends and Distributions	(0.52)		(0.27)

Net Asset Value, End of Period	$11.26		$11.90

Total Return	(1.00	)%(d)	5.16	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$112		$101
Ratio of Expenses to Average Net Assets(e)	1.07	%(f)	1.06	%(f)
Ratio of Net Investment Income to Average Net Assets	4.28	%(f)	3.02	%(f)
Portfolio Turnover Rate	32.3	%(f)	9.7	%(f)

	2008(a)		2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period	$11.89		$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(0.33)		0.30

Total From Investment Operations	(0.11)		0.57
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.25)		(0.26)
Distributions from Realized Gains	(0.27)		—

Total Dividends and Distributions	(0.52)		(0.26)

Net Asset Value, End of Period	$11.26		$11.89

Total Return	(0.98	)%(d)	4.97	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$85		$10
Ratio of Expenses to Average Net Assets(e)	1.20	%(f)	1.19	%(f)
Ratio of Net Investment Income to Average Net Assets	3.84	%(f)	2.94	%(f)
Portfolio Turnover Rate	32.3	%(f)	9.7	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$11.89		$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		0.30
Net Realized and Unrealized Gain (Loss) on Investments	(0.32)		0.29

Total From Investment Operations	(0.12)		0.59
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.28)
Distributions from Realized Gains	(0.27)		—

Total Dividends and Distributions	(0.53)		(0.28)

Net Asset Value, End of Period	$11.24		$11.89

Total Return(g)	(1.04	)%(d)	5.16	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,783		$501
Ratio of Expenses to Average Net Assets(e)	0.95	%(f)	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	3.65	%(f)	3.18	%(f)
Portfolio Turnover Rate	32.3	%(f)	9.7	%(f)

	2008(a)		2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$11.90		$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.22		0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.29)		0.30

Total From Investment Operations	(0.07)		0.66
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.30)		(0.34)
Distributions from Realized Gains	(0.27)		—

Total Dividends and Distributions	(0.57)		(0.34)

Net Asset Value, End of Period	$11.26		$11.90

Total Return	(0.64	)%(d)	5.75	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,596		$93
Ratio of Expenses to Average Net Assets(e)	0.32	%(f)	0.31	%(f)
Ratio of Net Investment Income to Average Net Assets	3.95	%(f)	3.90	%(f)
Portfolio Turnover Rate	32.3	%(f)	9.7	%(f)

	2008(a)		2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period	$11.89		$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.36)		0.29

Total From Investment Operations	(0.08)		0.62
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.28)		(0.31)
Distributions from Realized Gains	(0.27)		—

Total Dividends and Distributions	(0.55)		(0.31)

Net Asset Value, End of Period	$11.26		$11.89

Total Return	(0.68	)%(d)	5.46	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$108		$11
Ratio of Expenses to Average Net Assets(e)	0.58	%(f)	0.57	%(f)
Ratio of Net Investment Income to Average Net Assets	4.98	%(f)	3.59	%(f)
Portfolio Turnover Rate	32.3	%(f)	9.7	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM FLEXIBLE INCOME PORTFOLIO
Select shares
Net Asset Value, Beginning of Period	$11.89		$11.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.28		0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.37)		0.28

Total From Investment Operations	(0.09)		0.61
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.27)		(0.30)
Distributions from Realized Gains	(0.27)		—

Total Dividends and Distributions	(0.54)		(0.30)

Net Asset Value, End of Period	$11.26		$11.89

Total Return	(0.74	)%(d)	5.36	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$308		$377
Ratio of Expenses to Average Net Assets(e)	0.70	%(f)	0.69	%(f)
Ratio of Net Investment Income to Average Net Assets	4.95	%(f)	3.55	%(f)
Portfolio Turnover Rate	32.3	%(f)	9.7	%(f)

(a)	Six months ended April 30, 2008.

(b)	Period from January 17, 2007 through April 30, 2007. Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares each incurred a net realized and unrealized gain of $.01 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Total return is calculated without the contingent deferred sales charge.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Advisors Preferred shares
Net Asset Value, Beginning of Period	$20.95		$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.31		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.31)		2.39

Total From Investment Operations	(2.00)		2.41
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.43)		—
Distributions from Realized Gains	(1.15)		—

Total Dividends and Distributions	(1.58)		—

Net Asset Value, End of Period	$17.37		$20.95

Total Return	(10.07	)%(d)	13.00	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,152		$780
Ratio of Expenses to Average Net Assets(e)	0.89	%(f)	0.88	%(f)
Ratio of Net Investment Income to Average Net Assets	3.57	%(f)	0.15	%(f)
Portfolio Turnover Rate	30.9	%(f)	15.7	%(f)

	2008(a)		2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Advisors Select shares
Net Asset Value, Beginning of Period	$20.92		$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.15		(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(2.18)		2.46

Total From Investment Operations	(2.03)		2.38
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.39)		—
Distributions from Realized Gains	(1.15)		—

Total Dividends and Distributions	(1.54)		—

Net Asset Value, End of Period	$17.35		$20.92

Total Return	(10.19	)%(d)	12.84	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$356		$45
Ratio of Expenses to Average Net Assets(e)	1.07	%(f)	1.06	%(f)
Ratio of Net Investment Income to Average Net Assets	1.78	%(f)	(0.50	)%(f)
Portfolio Turnover Rate	30.9	%(f)	15.7	%(f)

	2008(a)		2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Advisors Signature shares
Net Asset Value, Beginning of Period	$20.90		$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.27		(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(2.30)		2.43

Total From Investment Operations	(2.03)		2.36
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.37)		—
Distributions from Realized Gains	(1.15)		—

Total Dividends and Distributions	(1.52)		—

Net Asset Value, End of Period	$17.35		$20.90

Total Return	(10.22	)%(d)	12.73	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$619		$44
Ratio of Expenses to Average Net Assets(e)	1.20	%(f)	1.19	%(f)
Ratio of Net Investment Income to Average Net Assets	3.08	%(f)	(0.48	)%(f)
Portfolio Turnover Rate	30.9	%(f)	15.7	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Class J shares
Net Asset Value, Beginning of Period	$20.94		$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.20		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(2.21)		2.43

Total From Investment Operations	(2.01)		2.40
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.41)		—
Distributions from Realized Gains	(1.15)		—

Total Dividends and Distributions	(1.56)		—

Net Asset Value, End of Period	$17.37		$20.94

Total Return(g)	(10.08	)%(d)	12.94	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,685		$3,826
Ratio of Expenses to Average Net Assets(e)	0.95	%(f)	0.95	%(f)
Ratio of Net Investment Income to Average Net Assets	2.38	%(f)	(0.22	)%(f)
Portfolio Turnover Rate	30.9	%(f)	15.7	%(f)

	2008(a)		2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Institutional shares
Net Asset Value, Beginning of Period	$21.04		$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.34		0.06
Net Realized and Unrealized Gain (Loss) on Investments	(2.30)		2.44

Total From Investment Operations	(1.96)		2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.53)		—
Distributions from Realized Gains	(1.15)		—

Total Dividends and Distributions	(1.68)		—

Net Asset Value, End of Period	$17.40		$21.04

Total Return	(9.82	)%(d)	13.48	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,674		$1,481
Ratio of Expenses to Average Net Assets(e)	0.32	%(f)	0.31	%(f)
Ratio of Net Investment Income to Average Net Assets	3.91	%(f)	0.36	%(f)
Portfolio Turnover Rate	30.9	%(f)	15.7	%(f)

	2008(a)		2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Preferred shares
Net Asset Value, Beginning of Period	$21.00		$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.40		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.38)		2.45

Total From Investment Operations	(1.98)		2.46
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.48)		—
Distributions from Realized Gains	(1.15)		—

Total Dividends and Distributions	(1.63)		—

Net Asset Value, End of Period	$17.39		$21.00

Total Return	(9.92	)%(d)	13.27	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$51		$11
Ratio of Expenses to Average Net Assets(e)	0.58	%(f)	0.57	%(f)
Ratio of Net Investment Income to Average Net Assets	4.65	%(f)	0.10	%(f)
Portfolio Turnover Rate	30.9	%(f)	15.7	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007(b)
SAM STRATEGIC GROWTH PORTFOLIO
Select shares
Net Asset Value, Beginning of Period	$20.98		$18.54
Income from Investment Operations:
Net Investment Income (Operating Loss)(c)	0.41		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(2.41)		2.40

Total From Investment Operations	(2.00)		2.44
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.46)		—
Distributions from Realized Gains	(1.15)		—

Total Dividends and Distributions	(1.61)		—

Net Asset Value, End of Period	$17.37		$20.98

Total Return	(10.04	)%(d)	13.16	%(d)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,360		$1,305
Ratio of Expenses to Average Net Assets(e)	0.70	%(f)	0.69	%(f)
Ratio of Net Investment Income to Average Net Assets	4.67	%(f)	0.22	%(f)
Portfolio Turnover Rate	30.9	%(f)	15.7	%(f)

(a)	Six months ended April 30, 2008.

(b)	Period from January 17, 2007 through April 30, 2007. Advisors Preferred, Advisors Select, Advisors Signature, Class J, Institutional, Preferred, and Select classes of shares each incurred a net realized and unrealized gain of $.03 per share from January 10, 2007, through January 16, 2007.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Does not include expenses of the investment companies in which the Portfolio invests.

(f)	Computed on an annualized basis.

(g)	Total return is calculated without the contingent deferred sales charge.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004	2003
SHORT-TERM BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$9.85		$9.98	$10.02	$10.28		$10.39	$10.40
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.45	0.39	0.29		0.24	0.29
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.11)	—	(0.23)		(0.05)	0.02

Total From Investment Operations	(0.24)		0.34	0.39	0.06		0.19	0.31
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.47)	(0.43)	(0.32)		(0.26)	(0.32)
Distributions from Realized Gains	—		—	—	—		(0.04)	—

Total Dividends and Distributions	(0.23)		(0.47)	(0.43)	(0.32)		(0.30)	(0.32)

Net Asset Value, End of Period	$9.38		$9.85	$9.98	$10.02		$10.28	$10.39

Total Return	(2.51	)%(c)	3.44%	3.99%	0.58%		1.87%	3.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,881		$21,024	$2,217	$1,950		$959	$809
Ratio of Expenses to Average Net Assets	0.98	%(d)	0.97%	1.20%	1.11%		0.97%	0.97%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.97%	0.97%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.55	%(d)	4.50%	3.88%	2.87%		2.29%	2.89%
Portfolio Turnover Rate	34.1	%(d)	42.8%	49.1%	110.8	%(f)	61.5%	72.3%

	2008(a)		2007	2006	2005		2004	2003
SHORT-TERM BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$9.82		$9.90	$9.94	$10.20		$10.36	$10.38
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21		0.42	0.37	0.27		0.23	0.28
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)		(0.05)	—	(0.23)		(0.10)	—

Total From Investment Operations	(0.26)		0.37	0.37	0.04		0.13	0.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.45)	(0.41)	(0.30)		(0.25)	(0.30)
Distributions from Realized Gains	—		—	—	—		(0.04)	—

Total Dividends and Distributions	(0.22)		(0.45)	(0.41)	(0.30)		(0.29)	(0.30)

Net Asset Value, End of Period	$9.34		$9.82	$9.90	$9.94		$10.20	$10.36

Total Return	(2.71	)%(c)	3.83%	3.84%	0.41%		1.20%	2.75%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$157		$82	$77	$131		$89	$292
Ratio of Expenses to Average Net Assets	1.16	%(d)	1.15%	1.38%	1.29%		1.15%	1.15%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.15%	1.15%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.38	%(d)	4.29%	3.70%	2.67%		2.18%	2.60%
Portfolio Turnover Rate	34.1	%(d)	42.8%	49.1%	110.8	%(f)	61.5%	72.3%

	2008(a)		2007	2006	2005
SHORT-TERM BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$9.79		$9.93	$9.96	$10.22
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20		0.41	0.36	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.11)	0.01	(0.22)

Total From Investment Operations	(0.26)		0.30	0.37	0.03
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.44)	(0.40)	(0.29)

Total Dividends and Distributions	(0.21)		(0.44)	(0.40)	(0.29)

Net Asset Value, End of Period	$9.32		$9.79	$9.93	$9.96

Total Return	(2.68	)%(c)	3.06%	3.80%	0.28	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$324		$156	$72	$10
Ratio of Expenses to Average Net Assets	1.29	%(d)	1.28%	1.49%	1.43	%(d)
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	4.25	%(d)	4.17%	3.61%	2.48%
Portfolio Turnover Rate	34.1	%(d)	42.8%	49.1%	110.8	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
SHORT-TERM BOND FUND
Class J shares
Net Asset Value, Beginning of Period	$9.80		$9.94	$9.98	$10.24		$10.38	$10.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.43	0.37	0.27		0.22	0.25
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)		(0.12)	0.01	(0.23)		(0.09)	0.02

Total From Investment Operations	(0.25)		0.31	0.38	0.04		0.13	0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.45)	(0.42)	(0.30)		(0.23)	(0.28)
Distributions from Realized Gains	—		—	—	—		(0.04)	—

Total Dividends and Distributions	(0.22)		(0.45)	(0.42)	(0.30)		(0.27)	(0.28)

Net Asset Value, End of Period	$9.33		$9.80	$9.94	$9.98		$10.24	$10.38

Total Return(g)	(2.58	)%(c)	3.22%	3.86%	0.39%		1.27%	2.64%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,264		$62,768	$53,927	$45,825		$45,294	$35,847
Ratio of Expenses to Average Net Assets	1.04	%(d)	1.09%	1.36%	1.27%		1.18%	1.33%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	1.13%	1.15%		N/A	N/A
Ratio of Gross Expenses to Average Net Assets(h)	—		—	1.36%	1.27%		1.18%	1.33%
Ratio of Net Investment Income to Average Net Assets	4.50	%(d)	4.36%	3.72%	2.65%		2.15%	2.46%
Portfolio Turnover Rate	34.1	%(d)	42.8%	49.1%	110.8	%(f)	61.5%	72.3%

	2008(a)		2007	2006	2005		2004	2003
SHORT-TERM BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.79		$9.93	$9.97	$10.23		$10.38	$10.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.25		0.50	0.45	0.35		0.30	0.39
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.12)	—	(0.23)		(0.09)	(0.02)

Total From Investment Operations	(0.21)		0.38	0.45	0.12		0.21	0.37
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.26)		(0.52)	(0.49)	(0.38)		(0.32)	(0.38)
Distributions from Realized Gains	—		—	—	—		(0.04)	—

Total Dividends and Distributions	(0.26)		(0.52)	(0.49)	(0.38)		(0.36)	(0.38)

Net Asset Value, End of Period	$9.32		$9.79	$9.93	$9.97		$10.23	$10.38

Total Return	(2.24	)%(c)	3.92%	4.61%	1.16%		2.06%	3.62%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$120,290		$114,649	$62,186	$12,276		$10	$10
Ratio of Expenses to Average Net Assets	0.41	%(d)	0.40%	0.60%	0.53%		0.40%	0.40%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.40%	0.40%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	5.13	%(d)	5.05%	4.53%	3.57%		2.92%	3.73%
Portfolio Turnover Rate	34.1	%(d)	42.8%	49.1%	110.8	%(f)	61.5%	72.3%

	2008(a)		2007	2006	2005		2004	2003
SHORT-TERM BOND FUND
Preferred shares
Net Asset Value, Beginning of Period	$9.77		$9.92	$9.96	$10.22		$10.37	$10.39
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.47	0.42	0.32		0.28	0.33
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.12)	—	(0.23)		(0.09)	—

Total From Investment Operations	(0.23)		0.35	0.42	0.09		0.19	0.33
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.50)	(0.46)	(0.35)		(0.30)	(0.35)
Distributions from Realized Gains	—		—	—	—		(0.04)	—

Total Dividends and Distributions	(0.24)		(0.50)	(0.46)	(0.35)		(0.34)	(0.35)

Net Asset Value, End of Period	$9.30		$9.77	$9.92	$9.96		$10.22	$10.37

Total Return	(2.38	)%(c)	3.57%	4.35%	0.90%		1.80%	3.25%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,144		$3,591	$6,028	$6,242		$5,387	$3,352
Ratio of Expenses to Average Net Assets	0.67	%(d)	0.66%	0.89%	0.79%		0.66%	0.66%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.66%	0.66%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.88	%(d)	4.78%	4.18%	3.13%		2.67%	3.19%
Portfolio Turnover Rate	34.1	%(d)	42.8%	49.1%	110.8	%(f)	61.5%	72.3%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004	2003
SHORT-TERM BOND FUND
Select shares
Net Asset Value, Beginning of Period	$9.71		$9.85	$9.89	$10.14		$10.29	$10.31
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.46	0.40	0.32		0.26	0.32
Net Realized and Unrealized Gain (Loss) on Investments	(0.46)		(0.11)	0.01	(0.23)		(0.09)	—

Total From Investment Operations	(0.23)		0.35	0.41	0.09		0.17	0.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.49)	(0.45)	(0.34)		(0.28)	(0.34)
Distributions from Realized Gains	—		—	—	—		(0.04)	—

Total Dividends and Distributions	(0.24)		(0.49)	(0.45)	(0.34)		(0.32)	(0.34)

Net Asset Value, End of Period	$9.24		$9.71	$9.85	$9.89		$10.14	$10.29

Total Return	(2.45	)%(c)	3.58%	4.25%	0.89%		1.69%	3.15%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,343		$2,286	$853	$745		$11	$11
Ratio of Expenses to Average Net Assets	0.79	%(d)	0.78%	1.01%	0.94%		0.78%	0.78%
Ratio of Expenses to Average Net Assets (Excluding Reverse Repurchase Agreement Expense)(e)	N/A		N/A	0.78%	0.78%		N/A	N/A
Ratio of Net Investment Income to Average Net Assets	4.75	%(d)	4.68%	4.08%	3.22%		2.54%	3.08%
Portfolio Turnover Rate	34.1	%(d)	42.8%	49.1%	110 .8	%(f)	61.5%	72.3%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Excludes interest expense paid on borrowings through reverse repurchase agreements. See “Operating Policies” in notes to financial statements.

(f)	Portfolio turnover rate excludes approximately $117,013,000 of securities from the acquisition of Principal Limited Term Bond Fund, Inc.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SHORT-TERM INCOME FUND(b)
Institutional shares
Net Asset Value, Beginning of Period	$11.60		$11.60	$11.55	$11.90	$11.95	$11.70
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.24	(c)	0.29 (c)	0.45	0.45	0.40	0.45
Net Realized and Unrealized Gain (Loss) on Investments	0.05		0.16	0.05	(0.35)	(0.05)	0.30

Total From Investment Operations	0.29		0.45	0.50	0.10	0.35	0.75
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.45)	(0.45)	(0.45)	(0.40)	(0.50)

Total Dividends and Distributions	(0.24)		(0.45)	(0.45)	(0.45)	(0.40)	(0.50)

Net Asset Value, End of Period	$11.65		$11.60	$11.60	$11.55	$11.90	$11.95

Total Return	2.54	%(d)	4.68%	4.57%	0.74%	3.13%	6.55%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$467,122		$168,551	$181,910	$195,607	$168,947	$129,443
Ratio of Expenses to Average Net Assets	0.48	%(e)	0.51%	0.55%	0.56%	0.58%	0.59%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	0.55%	0.56%	0.58%	0.59%
Ratio of Net Investment Income to Average Net Assets	4.15	%(e)	4.54%	3.94%	3.61%	3.48%	3.83%
Portfolio Turnover Rate	32.7	%(e)	29.4%	14.0%	13.0%	14.0%	33.0%

(a)	Six months ended April 30, 2008.

(b)	On January 12, 2007 the fund succeeded to the operations of another fund in a shareholder-approved reorganization. As part of the reorganization, the fund issued one share of stock for each five outstanding shares of the predecessor fund, with the result that the fund’s net asset value per share was increased without changing the proportionate beneficial interest of shareholders. The financial highlights have been restated to reflect the issuance of new shares.

(c)	Calculated based on average shares outstanding during the period.

(d)	Total return amounts have not been annualized.

(e)	Computed on an annualized basis.

(f)	Expense ratio without custodian credits.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005		2004		2003
SMALLCAP BLEND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$17.86		$17.21	$15.85	$14.36		$13.26		$9.70
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		(0.03)	(0.02)	(0.04)		(0.01)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(2.27)		2.08	2.32	2.38		1.14		3.57

Total From Investment Operations	(2.27)		2.05	2.30	2.34		1.13		3.56
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Net Asset Value, End of Period	$14.16		$17.86	$17.21	$15.85		$14.36		$13.26

Total Return	(13.39	)%(c)	12.55%	14.99%	16.71%		8.53%		36.70%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,566		$1,930	$2,285	$682		$2,563		$1,777
Ratio of Expenses to Average Net Assets	1.33	%(d)	1.32%	1.32%	1.32%		1.32%		1.32%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.32	%(e)	1.32	%(e)
Ratio of Net Investment Income to Average Net Assets	0.05	%(d)	(0.17)%	(0.09)%	(0.27)%		(0.09)%		(0.09)%
Portfolio Turnover Rate	41.0	%(d)	60.9%	103.0%	137.4	%(f)	98.5%		113.2%

	2008(a)		2007	2006	2005		2004		2003
SMALLCAP BLEND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$17.67		$17.06	$15.74	$14.29		$13.23		$9.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.01)		(0.06)	(0.04)	(0.06)		(0.04)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(2.25)		2.07	2.30	2.36		1.13		3.57

Total From Investment Operations	(2.26)		2.01	2.26	2.30		1.09		3.54
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Net Asset Value, End of Period	$13.98		$17.67	$17.06	$15.74		$14.29		$13.23

Total Return	(13.48	)%(c)	12.42%	14.83%	16.50%		8.24%		36.53%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,001		$2,626	$2,490	$2,057		$1,568		$254
Ratio of Expenses to Average Net Assets	1.51	%(d)	1.50%	1.50%	1.50%		1.50%		1.50%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.50	%(e)	1.50	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.13	)%(d)	(0.35)%	(0.25)%	(0.42)%		(0.31)%		(0.29)%
Portfolio Turnover Rate	41.0	%(d)	60.9%	103.0%	137.4	%(f)	98.5%		113.2%

	2008(a)		2007	2006	2005
SMALLCAP BLEND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$17.72		$17.13	$15.82	$14.44
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.08)	(0.07)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(2.25)		2.07	2.32	2.31

Total From Investment Operations	(2.27)		1.99	2.25	2.23
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	(0.85)

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	(0.85)

Net Asset Value, End of Period	$14.02		$17.72	$17.13	$15.82

Total Return	(13.50	)%(c)	12.24%	14.69%	15.84	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$255		$414	$187	$11
Ratio of Expenses to Average Net Assets	1.64	%(d)	1.63%	1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets	(0.24	)%(d)	(0.47)%	(0.41)%	(0.55)%
Portfolio Turnover Rate	41.0	%(d)	60.9%	103.0%	137.4	%(f)
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
SMALLCAP BLEND FUND
Class J shares
Net Asset Value, Beginning of Period	$17.27		$16.68	$15.40	$14.00		$12.96		$9.51
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		(0.03)	(0.03)	(0.06)		(0.05)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.20)		2.02	2.25	2.31		1.12		3.50

Total From Investment Operations	(2.18)		1.99	2.22	2.25		1.07		3.45
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Net Asset Value, End of Period	$13.66		$17.27	$16.68	$15.40		$14.00		$12.96

Total Return(g)	(13.32	)%(c)	12.59%	14.90%	16.49%		8.26%		36.28%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$125,555		$159,977	$146,800	$113,607		$77,396		$47,377
Ratio of Expenses to Average Net Assets	1.05	%(d)	1.33%	1.45%	1.50%		1.58%		1.70%
Ratio of Gross Expenses to Average Net Assets(h)	—		—	—	—		1.58	%(e)	1.84	%(e)
Ratio of Net Investment Income to Average Net Assets	0.34	%(d)	(0.18)%	(0.20)%	(0.42)%		(0.35)%		(0.48)%
Portfolio Turnover Rate	41.0	%(d)	60.9%	103.0%	137.4	%(f)	98.5%		113.2%

	2008(a)		2007	2006	2005		2004		2003
SMALLCAP BLEND FUND
Institutional shares
Net Asset Value, Beginning of Period	$18.24		$17.45	$15.97	$14.38		$13.21		$9.60
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.07	0.08	0.05		0.07		0.05
Net Realized and Unrealized Gain (Loss) on Investments	(2.33)		2.12	2.34	2.39		1.13		3.56

Total From Investment Operations	(2.28)		2.19	2.42	2.44		1.20		3.61
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Net Asset Value, End of Period	$14.53		$18.24	$17.45	$15.97		$14.38		$13.21

Total Return	(13.15	)%(c)	13.22%	15.66%	17.42%		9.09%		37.60%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$36,211		$42,510	$39,492	$31,109		$15,702		$9,318
Ratio of Expenses to Average Net Assets	0.76	%(d)	0.75%	0.75%	0.75%		0.75%		0.75%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		0.75	%(e)	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	0.62	%(d)	0.40%	0.50%	0.34%		0.47%		0.48%
Portfolio Turnover Rate	41.0	%(d)	60.9%	103.0%	137.4	%(f)	98.5%		113.2%

	2008(a)		2007	2006	2005		2004		2003
SMALLCAP BLEND FUND
Preferred shares
Net Asset Value, Beginning of Period	$18.28		$17.54	$16.08	$14.51		$13.36		$9.74
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.02	0.04	0.01		0.03		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.34)		2.12	2.36	2.41		1.15		3.61

Total From Investment Operations	(2.31)		2.14	2.40	2.42		1.18		3.62
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Net Asset Value, End of Period	$14.54		$18.28	$17.54	$16.08		$14.51		$13.36

Total Return	(13.29	)%(c)	12.85%	15.42%	17.11%		8.84%		37.17%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,163		$2,584	$7,084	$5,773		$5,456		$5,163
Ratio of Expenses to Average Net Assets	1.02	%(d)	1.01%	1.01%	1.01%		1.01%		1.01%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.01	%(e)	1.01	%(e)
Ratio of Net Investment Income to Average Net Assets	0.36	%(d)	0.14%	0.24%	0.07%		0.22%		0.06%
Portfolio Turnover Rate	41.0	%(d)	60.9%	103.0%	137.4	%(f)	98.5%		113.2%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005		2004		2003
SMALLCAP BLEND FUND
Select shares
Net Asset Value, Beginning of Period	$18.14		$17.42	$15.93	$14.40		$13.28		$9.69
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		—	0.01	(0.01)		0.01		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(2.32)		2.12	2.42	2.39		1.14		3.58

Total From Investment Operations	(2.30)		2.12	2.43	2.38		1.15		3.59
Less Dividends and Distributions:
Distributions from Realized Gains	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Total Dividends and Distributions	(1.43)		(1.40)	(0.94)	(0.85)		(0.03)		—

Net Asset Value, End of Period	$14.41		$18.14	$17.42	$15.93		$14.40		$13.28

Total Return	(13.34	)%(c)	12.82%	15.77%	16.96%		8.66%		37.05%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,228		$2,141	$1,452	$28		$16		$14
Ratio of Expenses to Average Net Assets	1.14	%(d)	1.13%	1.13%	1.13%		1.13%		1.13%
Ratio of Gross Expenses to Average Net Assets	—		—	—	—		1.13	%(e)	1.13	%(e)
Ratio of Net Investment Income to Average Net Assets	0.21	%(d)	0.02%	0.05%	(0.05)%		0.10%		0.10%
Portfolio Turnover Rate	41.0	%(d)	60.9%	103.0%	137.4	%(f)	98.5%		113.2%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes approximately $118,621,000 of securities from the acquisition of Principal SmallCap Fund, Inc. and $60,235,000 from portfolio realignment.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP GROWTH FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$10.18		$8.92		$8.29	$7.89	$7.62		$5.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.07)		(0.06)	(0.06)	(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.41)		1.71		1.19	0.86	0.33		2.63

Total From Investment Operations	(1.44)		1.64		1.13	0.80	0.27		2.59
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Total Dividends and Distributions	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Net Asset Value, End of Period	$8.16		$10.18		$8.92	$8.29	$7.89		$7.62

Total Return	(14.83	)%(c)	19.05%		13.97%	10.15%	3.54%		51.49%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,886		$1,862		$71	$19	$12		$954
Ratio of Expenses to Average Net Assets	1.32	%(d)	1.32%		1.32%	1.32%	1.27%		1.32%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.32	%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.61	)%(d)	(0.70)%		(0.65)%	(0.69)%	(0.80)%		(0.67)%
Portfolio Turnover Rate	49.8	%(d)	70.0	%(f)	109.9%	181.7%	194.9%		270.1%

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP GROWTH FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$10.07		$8.84		$8.23	$7.85	$7.60		$5.03
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.08)		(0.07)	(0.07)	(0.08)		(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.40)		1.69		1.18	0.85	0.33		2.62

Total From Investment Operations	(1.43)		1.61		1.11	0.78	0.25		2.57
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Total Dividends and Distributions	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Net Asset Value, End of Period	$8.06		$10.07		$8.84	$8.23	$7.85		$7.60

Total Return	(14.90	)%(c)	18.87%		13.82%	9.94%	3.29%		51.09%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$660		$848		$574	$83	$82		$985
Ratio of Expenses to Average Net Assets	1.50	%(d)	1.50%		1.50%	1.50%	1.45%		1.50%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.50	%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.76	)%(d)	(0.83)%		(0.80)%	(0.88)%	(0.97)%		(0.85)%
Portfolio Turnover Rate	49.8	%(d)	70.0	%(f)	109.9%	181.7%	194.9%		270.1%

	2008(a)		2007		2006	2005
SMALLCAP GROWTH FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$9.93		$8.73		$8.15	$7.82
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.04)		(0.09)		(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.38)		1.67		1.16	0.81

Total From Investment Operations	(1.42)		1.58		1.08	0.73
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		(0.38)		(0.50)	(0.40)

Total Dividends and Distributions	(0.58)		(0.38)		(0.50)	(0.40)

Net Asset Value, End of Period	$7.93		$9.93		$8.73	$8.15

Total Return	(15.01	)%(c)	18.76%		13.58%	9.34	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$387		$204		$77	$11
Ratio of Expenses to Average Net Assets	1.63	%(d)	1.63%		1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets	(0.92	)%(d)	(0.99)%		(0.97)%	(1.00)%
Portfolio Turnover Rate	49.8	%(d)	70.0	%(f)	109.9%	181.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005	2004	2003
SMALLCAP GROWTH FUND
Class J shares
Net Asset Value, Beginning of Period	$9.57		$8.42		$7.87	$7.52	$7.29	$4.84
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.03)		(0.07)		(0.07)	(0.08)	(0.08)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.32)		1.60		1.12	0.83	0.31	2.53

Total From Investment Operations	(1.35)		1.53		1.05	0.75	0.23	2.45
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		(0.38)		(0.50)	(0.40)	—	—

Total Dividends and Distributions	(0.58)		(0.38)		(0.50)	(0.40)	—	—

Net Asset Value, End of Period	$7.64		$9.57		$8.42	$7.87	$7.52	$7.29

Total Return(g)	(14.84	)%(c)	18.87%		13.69%	9.98%	3.16%	50.62%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$34,923		$41,871		$35,009	$29,405	$25,984	$16,886
Ratio of Expenses to Average Net Assets	1.43	%(d)	1.46%		1.53%	1.59%	1.68%	1.88%
Ratio of Gross Expenses to Average Net Assets(h)	—		—		—	—	1.69%	2.18	%(e)
Ratio of Net Investment Income to Average Net Assets	(0.70	)%(d)	(0.79)%		(0.88)%	(0.97)%	(1.06)%	(1.26)%
Portfolio Turnover Rate	49.8	%(d)	70.0	%(f)	109.9%	181.7%	194.9%	270.1%

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP GROWTH FUND
Institutional shares
Net Asset Value, Beginning of Period	$10.21		$8.89		$8.22	$7.79	$7.48		$4.91
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	—		(0.01)		(0.01)	0.01	(0.01)		—
Net Realized and Unrealized Gain (Loss) on Investments	(1.42)		1.71		1.18	0.82	0.32		2.57

Total From Investment Operations	(1.42)		1.70		1.17	0.83	0.31		2.57
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Total Dividends and Distributions	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Net Asset Value, End of Period	$8.21		$10.21		$8.89	$8.22	$7.79		$7.48

Total Return	(14.59	)%(c)	19.82%		14.60%	10.69%	4.14%		52.34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$210,298		$307,452		$8,368	$1,502	$8		$8
Ratio of Expenses to Average Net Assets	0.75	%(d)	0.75%		0.75%	0.75%	0.73%		0.75%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	0.75	%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.03	)%(d)	(0.14)%		(0.08)%	0.13%	(0.12)%		(0.08)%
Portfolio Turnover Rate	49.8	%(d)	70.0	%(f)	109.9%	181.7%	194.9%		270.1%

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP GROWTH FUND
Preferred shares
Net Asset Value, Beginning of Period	$10.44		$9.11		$8.43	$7.99	$7.69		$5.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.03)		(0.03)	(0.03)	(0.04)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.45)		1.74		1.21	0.87	0.34		2.65

Total From Investment Operations	(1.47)		1.71		1.18	0.84	0.30		2.63
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Total Dividends and Distributions	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Net Asset Value, End of Period	$8.39		$10.44		$9.11	$8.43	$7.99		$7.69

Total Return	(14.75	)%(c)	19.44%		14.35%	10.54%	3.90%		51.98%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,772		$1,352		$1,061	$284	$179		$1,102
Ratio of Expenses to Average Net Assets	1.01	%(d)	1.01%		1.01%	1.01%	0.97%		1.01%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.01	%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.37	)%(d)	(0.34)%		(0.33)%	(0.38)%	(0.47)%		(0.37)%
Portfolio Turnover Rate	49.8	%(d)	70.0	%(f)	109.9%	181.7%	194.9%		270.1%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP GROWTH FUND
Select shares
Net Asset Value, Beginning of Period	$10.38		$9.07		$8.41	$7.98	$7.67		$5.06
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	(0.02)		(0.05)		(0.04)	(0.04)	(0.05)		(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(1.45)		1.74		1.20	0.87	0.36		2.64

Total From Investment Operations	(1.47)		1.69		1.16	0.83	0.31		2.61
Less Dividends and Distributions:
Distributions from Realized Gains	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Total Dividends and Distributions	(0.58)		(0.38)		(0.50)	(0.40)	—		—

Net Asset Value, End of Period	$8.33		$10.38		$9.07	$8.41	$7.98		$7.67

Total Return	(14.84	)%(c)	19.30%		14.14%	10.42%	4.04%		51.58%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$325		$343		$62	$12	$11		$959
Ratio of Expenses to Average Net Assets	1.13	%(d)	1.13%		1.13%	1.13%	1.08%		1.13%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.13	%(e)	—
Ratio of Net Investment Income to Average Net Assets	(0.40	)%(d)	(0.47)%		(0.44)%	(0.50)%	(0.62)%		(0.48)%
Portfolio Turnover Rate	49.8	%(d)	70.0	%(f)	109.9%	181.7	% 194.9%		270.1%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Growth Fund.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
SMALLCAP S&P 600 INDEX FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$19.57		$18.75	$16.65	$14.94	$12.91	$9.75
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.07	0.05	0.05	0.05	0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.25)		1.88	2.46	2.07	1.98	3.14

Total From Investment Operations	(2.20)		1.95	2.51	2.12	2.03	3.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		(0.04)	(0.03)	(0.05)	—	—
Distributions from Realized Gains	(1.52)		(1.09)	(0.38)	(0.36)	—	—

Total Dividends and Distributions	(1.58)		(1.13)	(0.41)	(0.41)	—	—

Net Asset Value, End of Period	$15.79		$19.57	$18.75	$16.65	$14.94	$12.91

Total Return	(11.79	)%(c)	10.78%	15.26%	14.32%	15.75%	32.41%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$44,041		$50,068	$34,153	$24,278	$11,912	$3,540
Ratio of Expenses to Average Net Assets	0.73	%(d)	0.72%	0.72%	0.72%	0.72%	0.72%
Ratio of Net Investment Income to Average Net Assets	0.67	%(d)	0.39%	0.30%	0.29%	0.38%	0.18%
Portfolio Turnover Rate	48.6	%(d)	62.0%	56.2%	43.2%	54.5%	44.6%

	2008(a)		2007	2006	2005	2004	2003
SMALLCAP S&P 600 INDEX FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$19.42		$18.61	$16.53	$14.86	$12.87	$9.71
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.04	0.02	0.02	0.03	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.24)		1.87	2.44	2.06	1.96	3.16

Total From Investment Operations	(2.20)		1.91	2.46	2.08	1.99	3.16
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.03)		(0.01)	—	(0.05)	—	—
Distributions from Realized Gains	(1.52)		(1.09)	(0.38)	(0.36)	—	—

Total Dividends and Distributions	(1.55)		(1.10)	(0.38)	(0.41)	—	—

Net Asset Value, End of Period	$15.67		$19.42	$18.61	$16.53	$14.86	$12.87

Total Return	(11.88	)%(c)	10.61%	15.06%	14.11%	15.48%	32.54%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,586		$25,125	$22,868	$16,875	$11,254	$3,176
Ratio of Expenses to Average Net Assets	0.91	%(d)	0.90%	0.90%	0.90%	0.90%	0.90%
Ratio of Net Investment Income to Average Net Assets	0.49	%(d)	0.21%	0.12%	0.10%	0.21%	0.01%
Portfolio Turnover Rate	48.6	%(d)	62.0%	56.2%	43.2%	54.5%	44.6%

	2008(a)		2007	2006	2005
SMALLCAP S&P 600 INDEX FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$19.18		$18.41	$16.37	$14.81
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.01	—	—
Net Realized and Unrealized Gain (Loss) on Investments	(2.21)		1.85	2.42	1.97

Total From Investment Operations	(2.18)		1.86	2.42	1.97
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.01)		—	—	(0.05)
Distributions from Realized Gains	(1.52)		(1.09)	(0.38)	(0.36)

Total Dividends and Distributions	(1.53)		(1.09)	(0.38)	(0.41)

Net Asset Value, End of Period	$15.47		$19.18	$18.41	$16.37

Total Return	(11.92	)%(c)	10.44%	14.96%	13.40	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$4,460		$4,520	$1,949	$122
Ratio of Expenses to Average Net Assets	1.04	%(d)	1.03%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	0.36	%(d)	0.08%	(0.01)%	0.01%
Portfolio Turnover Rate	48.6	%(d)	62.0%	56.2%	43.2%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
SMALLCAP S&P 600 INDEX FUND
Class J shares
Net Asset Value, Beginning of Period	$18.74		$17.99	$15.99	$14.40	$12.49	$9.50
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.05	0.02	—	—	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.15)		1.81	2.36	2.00	1.91	3.04

Total From Investment Operations	(2.11)		1.86	2.38	2.00	1.91	2.99
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.05)		(0.02)	—	(0.05)	—	—
Distributions from Realized Gains	(1.52)		(1.09)	(0.38)	(0.36)	—	—

Total Dividends and Distributions	(1.57)		(1.11)	(0.38)	(0.41)	—	—

Net Asset Value, End of Period	$15.06		$18.74	$17.99	$15.99	$14.40	$12.49

Total Return(e)	(11.84	)%(c)	10.67%	15.06%	13.99%	15.31%	31.47%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$77,935		$87,109	$73,824	$57,122	$33,134	$17,505
Ratio of Expenses to Average Net Assets	0.83	%(d)	0.82%	0.89%	1.00%	1.06%	1.38%
Ratio of Gross Expenses to Average Net Assets(f)	—		—	—	—	1.06%	1.49%
Ratio of Net Investment Income to Average Net Assets	0.57	%(d)	0.29%	0.13%	0.01%	0.01%	(0.47)%
Portfolio Turnover Rate	48.6	%(d)	62.0%	56.2%	43.2%	54.5%	44.6%

	2008(a)		2007	2006	2005	2004	2003
SMALLCAP S&P 600 INDEX FUND
Institutional shares
Net Asset Value, Beginning of Period	$19.37		$18.58	$16.50	$14.73	$12.70	$9.59
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.10		0.18	0.15	0.14	0.13	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(2.23)		1.85	2.44	2.05	1.95	3.07

Total From Investment Operations	(2.13)		2.03	2.59	2.19	2.08	3.15
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.15)		(0.15)	(0.13)	(0.06)	(0.05)	(0.04)
Distributions from Realized Gains	(1.52)		(1.09)	(0.38)	(0.36)	—	—

Total Dividends and Distributions	(1.67)		(1-24)	(0.51)	(0.42)	(0.05)	(0.04)

Net Asset Value, End of Period	$15.57		$19.37	$18.58	$16.50	$14.73	$12.70

Total Return	(11.54	)%(c)	11.40%	15.95%	15.00%	16.41%	33.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$237,600		$235,208	$165,346	$99,202	$48,472	$18,585
Ratio of Expenses to Average Net Assets	0.16	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of Net Investment Income to Average Net Assets	1.25	%(d)	0.96%	0.87%	0.86%	0.94%	0.74%
Portfolio Turnover Rate	48.6	%(d)	62.0%	56.2%	43.2%	54.5%	44.6%

	2008(a)		2007	2006	2005	2004	2003
SMALLCAP S&P 600 INDEX FUND
Preferred shares
Net Asset Value, Beginning of Period	$19.74		$18.90	$16.78	$15.01	$12.95	$9.77
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.13	0.11	0.10	0.09	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(2.28)		1.90	2.47	2.08	1.98	3.15

Total From Investment Operations	(2.20)		2.03	2.58	2.18	2.07	3.20
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.11)		(0.10)	(0.08)	(0.05)	(0.01)	(0.02)
Distributions from Realized Gains	(1.52)		(1.09)	(0.38)	(0.36)	—	—

Total Dividends and Distributions	(1.63)		(1.19)	(0.46)	(0.41)	(0.01)	(0.02)

Net Asset Value, End of Period	$15.91		$19.74	$18.90	$16.78	$15.01	$12.95

Total Return	(11.69	)%(c)	11.16%	15.63%	14.69%	16.03%	32.80%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$76,320		$90,876	$76,595	$50,828	$26,093	$15,535
Ratio of Expenses to Average Net Assets	0.42	%(d)	0.41%	0.41%	0.41%	0.41%	0.41%
Ratio of Net Investment Income to Average Net Assets	0.99	%(d)	0.70%	0.61%	0.59%	0.63%	0.51%
Portfolio Turnover Rate	48.6	%(d)	62.0%	56.2%	43.2%	54.5%	44.6%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004	2003
SMALLCAP S&P 600 INDEX FUND
Select shares
Net Asset Value, Beginning of Period	$19.70		$18.87	$16.75	$15.00	$12.94	$9.76
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.07		0.11	0.09	0.08	0.08	0.05
Net Realized and Unrealized Gain (Loss) on Investments	(2.27)		1.89	2.47	2.08	1.98	3.14

Total From Investment Operations	(2.20)		2.00	2.56	2.16	2.06	3.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.08)	(0.06)	(0.05)	—	(0.01)
Distributions from Realized Gains	(1.52)		(1.09)	(0.38)	(0.36)	—	—

Total Dividends and Distributions	(1.61)		(1.17)	(0.44)	(0.41)	—	(0.01)

Net Asset Value, End of Period	$15.89		$19.70	$18.87	$16.75	$15.00	$12.94

Total Return	(11.72	)%(c)	10.99%	15.51%	14.55%	15.94%	32.67%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$20,004		$17,278	$12,791	$7,214	$2,807	$1,034
Ratio of Expenses to Average Net Assets	0.54	%(d)	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of Net Investment Income to Average Net Assets	0.85	%(d)	0.59%	0.49%	0.48%	0.55%	0.36%
Portfolio Turnover Rate	48.6	%(d)	62.0%	56.2%	43.2%	54.5%	44.6%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Total return is calculated without the contingent deferred sales charge.

(f)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP VALUE FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$18.83		$19.23		$17.47	$16.22	$14.78		$10.56
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.04		0.08		0.04	0.01	(0.05)		—
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)		0.43		3.00	2.64	1.96		4.22

Total From Investment Operations	(1.96)		0.51		3.04	2.65	1.91		4.22
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.09)		(0.02)		—	—	—		—
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	(1.40)	(0.47)		—

Total Dividends and Distributions	(1.42)		(0.91)		(1.28)	(1.40)	(0.47)		—

Net Asset Value, End of Period	$15.45		$18.83		$19.23	$17.47	$16.22		$14.78

Total Return	(10.92	)%(c)	2.62%		18.30%	16.98%	13.20%		40.02%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$11,668		$14,069		$9,385	$6,033	$4,111		$891
Ratio of Expenses to Average Net Assets	1.32	%(d)	1.32%		1.32%	1.32%	1.32%		1.32%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.32	%(e)	1 .32	%(e)
Ratio of Net Investment Income to Average Net Assets	0.50	%(d)	0.40%		0.21%	0.05%	(0.31)%		0.04%
Portfolio Turnover Rate	89.9	%(d)	112.8	%(f)	97.9%	133.7%	163.5%		221.7%

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP VALUE FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$18.63		$19.05		$17.35	$16.14	$14.74		$10.55
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.02		0.05		0.01	(0.02)	(0.07)		(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	(1.97)		0.42		2.97	2.63	1.94		4.20

Total From Investment Operations	(1.95)		0.47		2.98	2.61	1.87		4.19
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.06)		—		—	—	—		—
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	(1.40)	(0.47)		—

Total Dividends and Distributions	(1.39)		(0.89)		(1.28)	(1.40)	(0.47)		—

Net Asset Value, End of Period	$15.29		$18.63		$19.05	$17.35	$16.14		$14.74

Total Return	(10.97	)%(c)	2.40%		18.07%	16.81%	12.96%		39.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,654		$8,117		$6,641	$3,266	$1,949		$650
Ratio of Expenses to Average Net Assets	1.50	%(d)	1.50%		1.50%	1.50%	1.50%		1.50%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.50	%(e)	1.50	%(e)
Ratio of Net Investment Income to Average Net Assets	0.32	%(d)	0.24%		0.04%	(0.13)%	(0.47)%		(0.14)%
Portfolio Turnover Rate	89.9	%(d)	112.8	%(f)	97.9%	133.7%	163.5%		221.7%

	2008(a)		2007		2006	2005
SMALLCAP VALUE FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$18.63		$19.07		$17.39	$16.29
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.01		0.02		(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.97)		0.43		2.98	2.54

Total From Investment Operations	(1.96)		0.45		2.96	2.50
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.04)		—		—	—
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	(1.40)

Total Dividends and Distributions	(1.37)		(0.89)		(1.28)	(1.40)

Net Asset Value, End of Period	$15.30		$18.63		$19.07	$17.39

Total Return	(11.03	)%(c)	2.29%		17.90%	15.97	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,323		$1,431		$1,058	$12
Ratio of Expenses to Average Net Assets	1.63	%(d)	1.63%		1.63%	1.63%
Ratio of Net Investment Income to Average Net Assets	0.18	%(d)	0.10%		(0.09)%	(0.27)%
Portfolio Turnover Rate	89.9	%(d)	112.8	%(f)	97.9%	133.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP VALUE FUND
Class J shares
Net Asset Value, Beginning of Period	$18.27		$18.67		$17.02	$15.88	$14.53		$10.42
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.03		0.06		0.01	(0.03)	(0.09)		(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.93)		0.43		2.92	2.57	1.91		4.15

Total From Investment Operations	(1.90)		0.49		2.93	2.54	1.82		4.11
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.08)		—		—	—	—		—
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	(1.40)	(0.47)		—

Total Dividends and Distributions	(1.41)		(0.89)		(1.28)	(1.40)	(0.47)		—

Net Asset Value, End of Period	$14.96		$18.27		$18.67	$17.02	$15.88		$14.53

Total Return(g)	(10.92	)%(c)	2.57%		18.12%	16.63%	12.80%		39.44%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$57,162		$70,236		$67,102	$46,466	$26,756		$12,945
Ratio of Expenses to Average Net Assets	1.37	%(d)	1.41%		1.47%	1.56%	1.65%		1.70%
Ratio of Gross Expenses to Average Net Assets(h)	—		—		1.47%	1.56%	1.65	%(e)	2.14	%(e)
Ratio of Net Investment Income to Average Net Assets	0.45	%(d)	0.32%		0.07%	(0.19)%	(0.62)%		(0.35)%
Portfolio Turnover Rate	89.9	%(d)	112.8	%(f)	97.9%	133.7%	163.5%		221.7%

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP VALUE FUND
Institutional shares
Net Asset Value, Beginning of Period	$18.91		$19.32		$17.54	$16.20	$14.68		$10.48
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.08		0.18		0.14	0.11	0.04		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)		0.44		3.01	2.63	1.95		4.20

Total From Investment Operations	(1.92)		0.62		3.15	2.74	1.99		4.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.18)		(0.14)		(0.09)	—	—		(0.07)
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	(1.40)	(0.47)		—

Total Dividends and Distributions	(1.51)		(1.03)		(1.37)	(1.40)	(0.47)		(0.07)

Net Asset Value, End of Period	$15.48		$18.91		$19.32	$17.54	$16.20		$14.68

Total Return	(10.66	)%(c)	3.17%		18.99%	17.61%	13.86%		40.94%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$360,839		$443,376		$105,863	$46,908	$20,973		$10,493
Ratio of Expenses to Average Net Assets	0.75	%(d)	0.75%		0.75%	0.75%	0.75%		0.75%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	0.75	%(e)	0.75	%(e)
Ratio of Net Investment Income to Average Net Assets	1.05	%(d)	0.92%		0.79%	0.64%	0.28%		0.62%
Portfolio Turnover Rate	89.9	%(d)	112.8	%(f)	97.9%	133.7%	163.5%		221.7%

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP VALUE FUND
Preferred shares
Net Asset Value, Beginning of Period	$19.02		$19.42		$17.63	$16.31	$14.82		$10.58
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.06		0.13		0.10	0.06	—		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(2.01)		0.45		3.02	2.66	1.96		4.24

Total From Investment Operations	(1.95)		0.58		3.12	2.72	1.96		4.28
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.14)		(0.09)		(0.05)	—	—		(0.04)
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	(1.40)	(0.47)		—

Total Dividends and Distributions	(1.47)		(0.98)		(1.33)	(1.40)	(0.47)		(0.04)

Net Asset Value, End of Period	$15.60		$19.02		$19.42	$17.63	$16.31		$14.82

Total Return	(10.76	)%(c)	2.93%		18.64%	17.35%	13.51%		40.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$32,505		$37,447		$18,180	$10,672	$5,755		$1,139
Ratio of Expenses to Average Net Assets	1.01	%(d)	1.01%		1.01%	1.01%	1.01%		1.01%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.01	%(e)	1.01	%(e)
Ratio of Net Investment Income to Average Net Assets	0.80	%(d)	0.70%		0.53%	0.37%	0.01%		0.34%
Portfolio Turnover Rate	89.9	%(d)	112.8	%(f)	97.9%	133.7%	163.5%		221.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007		2006	2005	2004		2003
SMALLCAP VALUE FUND
Select shares
Net Asset Value, Beginning of Period	$18.93		$19.34		$17.56	$16.27	$14.80		$10.57
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.05		0.12		0.07	0.04	(0.02)		0.02
Net Realized and Unrealized Gain (Loss) on Investments	(2.00)		0.42		3.02	2.65	1.96		4.24

Total From Investment Operations	(1.95)		0.54		3.09	2.69	1.94		4.26
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.12)		(0.06)		(0.03)	—	—		(0.03)
Distributions from Realized Gains	(1.33)		(0.89)		(1.28)	(1.40)	(0.47)		—

Total Dividends and Distributions	(1.45)		(0.95)		(1.31)	(1.40)	(0.47)		(0.03)

Net Asset Value, End of Period	$15.53		$18.93		$19.34	$17.56	$16.27		$14.80

Total Return	(10.81	)%(c)	2.76%		18.52%	17.20%	13.39%		40.34%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,653		$8,026		$4,406	$583	$326		$187
Ratio of Expenses to Average Net Assets	1.13	%(d)	1.13%		1.13%	1.13%	1.13%		1.12%
Ratio of Gross Expenses to Average Net Assets	—		—		—	—	1.13	%(e)	1.13	%(e)
Ratio of Net Investment Income to Average Net Assets	0.67	%(d)	0.60%		0.39%	0.26%	(0.10)%		0.23%
Portfolio Turnover Rate	89.9	%(d)	112 .8	%(f)	97.9%	133.7%	163.5%		221.7%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without commission rebates.

(f)	Portfolio turnover rate excludes portfolio realignment from the acquisition of WM SmallCap Value Fund.

(g)	Total return is calculated without the contingent deferred sales charge.

(h)	Excludes expense reimbursement from Manager.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004		2003
ULTRA SHORT BOND FUND
Advisors Preferred shares
Net Asset Value, Beginning of Period	$9.50		$10.01	$9.97	$10.00	$10.00		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.20		0.49	0.41	0.23	0.21		0.27
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		(0.50)	0.05	(0.03)	(0.11)		—
Net Increase from Payments by Affiliates	—		—	—	—	0.11		—

Total From Investment Operations	(0.82)		(0.01)	0.46	0.20	0.21		0.27
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.50)	(0.42)	(0.23)	(0.21)		(0.27)

Total Dividends and Distributions	(0.21)		(0.50)	(0.42)	(0.23)	(0.21)		(0.27)

Net Asset Value, End of Period	$8.47		$9.50	$10.01	$9.97	$10.00		$10.00

Total Return	(8.71	)%(c)	(0.27)%	4.73%	1.97%	2.08	%(d)	2.72%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,786		$2,437	$2,500	$26,149	$20,513		$1,805
Ratio of Expenses to Average Net Assets	0.98	%(e)	0.97%	0.97%	0.97%	1.08%		1.17%
Ratio of Net Investment Income to Average Net Assets	4.41	%(e)	4.98%	4.08%	2.30%	2.05%		2.57%
Portfolio Turnover Rate	25.1	%(e)	46.5%	49.0%	54.9%	105.5%		20.7%

	2008(a)		2007	2006	2005	2004		2003
ULTRA SHORT BOND FUND
Advisors Select shares
Net Asset Value, Beginning of Period	$9.48		$9.99	$9.97	$10.00	$10.00		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.19		0.47	0.41	0.21	0.19		0.25
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)		(0.49)	0.01	(0.03)	(0.11)		—
Net Increase from Payments by Affiliates	—		—	—	—	0.11		—

Total From Investment Operations	(0.82)		(0.02)	0.42	0.18	0.19		0.25
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.49)	(0.40)	(0.21)	(0.19)		(0.25)

Total Dividends and Distributions	(0.21)		(0.49)	(0.40)	(0.21)	(0.19)		(0.25)

Net Asset Value End of Period	$8.45		$9.48	$9.99	$9.97	$10.00		$10.00

Total Return	(8.81	)%(c)	(0.45)%	4.34%	1.79%	1.90	%(d)	2.56%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,889		$8,180	$9,464	$9,036	$8,760		$2,429
Ratio of Expenses to Average Net Assets	1.16	%(e)	1.15%	1.15%	1.15%	1.28%		1.35%
Ratio of Net Investment Income to Average Net Assets	4.23	%(e)	4.79%	4.11%	2.09%	1.84%		2.37%
Portfolio Turnover Rate	25.1	%(e)	46.5%	49.0%	54.9%	105.5%		20.7%

	2008(a)		2007	2006	2005
ULTRA SHORT BOND FUND
Advisors Signature shares
Net Asset Value, Beginning of Period	$9.48		$9.99	$9.97	$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.18		0.46	0.40	0.19
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		(0.50)	0.01	(0.03)

Total From Investment Operations	(0.82)		(0.04)	0.41	(0.16)
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.20)		(0.47)	(0.39)	(0.19)

Total Dividends and Distributions	(0.20)		(0.47)	(0.39)	(0.19)

Net Asset Value, End of Period	$8.46		$9.48	$9.99	$9.97

Total Return	(8.77	)%(c)	(0.58)%	4.21%	1.63	%(c)
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10		$11	$11	$10
Ratio of Expenses to Average Net Assets	1.29	%(e)	1.26%	1.28%	1.28%
Ratio of Net Investment Income to Average Net Assets	4.10	%(e)	4.68%	3.98%	1.91%
Portfolio Turnover Rate	25.1	%(e)	46.5%	49.0%	54.9%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
ULTRA SHORT BOND FUND
Class J shares
Net Asset Value, Beginning of Period	$9.48		$9.99	$9.97	$10.00	$10.00		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.19		0.48	0.41	0.20	0.19		0.23
Net Realized and Unrealized Gain (Loss) on Investments	(1.00)		(0.50)	0.01	(0.03)	(0.11)		—
Net Increase from Payments by Affiliates	—		—	—	—	0.11		—

Total From Investment Operations	(0.81)		(0.02)	0.42	0.17	0.19		0.23
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.21)		(0.49)	(0.40)	(0.20)	(0.19)		(0.23)

Total Dividends and Distributions	(0.21)		(0.49)	(0.40)	(0.20)	(0.19)		(0.23)

Net Asset Value, End of Period	$8.46		$9.48	$9.99	$9.97	$10.00		$10.00

Total Return(f)	(8.68	)%(c)	(0.44)%	4.31%	1.77%	1.90	%(d)	2.33%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$27,191		$33,820	$37,801	$38,214	$43,380		$40,460
Ratio of Expenses to Average Net Assets	1.08	%(e)	1.10%	1.18%	1.16%	1.29%		1.55%
Ratio of Gross Expenses to Average Net Assets(g)	—		—	1.18%	1.16%	1.32%		1.55%
Ratio of Net Investment Income to Average Net Assets	4.31	%(e)	4.84%	4.08%	2.02%	1.90%		2.21%
Portfolio Turnover Rate	25.1	%(e)	46.5%	49.0%	54.9%	105.5%		20.7%

	2008(a)		2007	2006	2005		2004		2003
ULTRA SHORT BOND FUND
Institutional shares
Net Asset Value, Beginning of Period	$9.55		$10.06	$10.05	$10.00		$10.00		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.23		0.55	0.50	0.25		0.26		0.32
Net Realized and Unrealized Gain (Loss) on Investments	(1.03)		(0.51)	(0.01)	0.09		(0.11)		—
Net Increase from Payments by Affiliates	—		—	—	—		0.11		—

Total From Investment Operations	(0.80)		0.04	0.49	0.34		0.26		0.32
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.24)		(0.55)	(0.48)	(0.29)		(0.26)		(0.32)

Total Dividends and Distributions	(0.24)		(0.55)	(0.48)	(0.29)		(0.26)		(0.32)

Net Asset Value, End of Period	$8.51		$9.55	$10.06	$10.05		$10.00		$10.00

Total Return	(8.49	)%(c)	0.31%	4.98%	3.40	%(h)	2.66	%(d)	3.30%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$136,917		$138,500	$192,510	$13		$1,968		$1,917
Ratio of Expenses to Average Net Assets	0.41	%(e)	0.40%	0.40%	0.40%		0.55%		0.60%
Ratio of Net Investment Income to Average Net Assets	4.96	%(e)	5.51%	4.97%	2.52%		2.62%		3.24%
Portfolio Turnover Rate	25.1	%(e)	46.5%	49.0%	54.9%		105.5%		20.7%

	2008(a)		2007	2006	2005	2004		2003
ULTRA SHORT BOND FUND
Preferred shares
Net Asset Value, Beginning of Period	$9.53		$9.99	$9.97	$10.00	$10.00		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.22		0.52	0.48	0.25	0.24		0.30
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		(0.44)	(0.01)	(0.02)	(0.11)		—
Net Increase from Payments by Affiliates	—		—	—	—	0.11		—

Total From Investment Operations	(0.80)		0.08	0.47	0.23	0.24		0.30
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.23)		(0.54)	(0.45)	(0.26)	(0.24)		(0.30)

Total Dividends and Distributions	(0.23)		(0.54)	(0.45)	(0.26)	(0.24)		(0.30)

Net Asset Value, End of Period	$8.50		$9.53	$9.99	$9.97	$10.00		$10.00

Total Return	(8.53	)%(c)	0.55%	4.85%	2.29%	2.40	%(d)	3.04%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$792		$2,252	$27,314	$1,775	$2,335		$523
Ratio of Expenses to Average Net Assets	0.67	%(e)	0.66%	0.66%	0.66%	0.80%		0.86%
Ratio of Net Investment Income to Average Net Assets	4.82	%(e)	5.22%	4.76%	2.52%	2.33%		3.07%
Portfolio Turnover Rate	25.1	%(e)	46.5%	49.0%	54.9%	105.5%		20.7%
See accompanying notes.

Financial Highlights (Continued)
Principal Investors Fund, Inc.
(unaudited)

	2008(a)		2007	2006	2005	2004		2003
ULTRA SHORT BOND FUND
Select shares
Net Asset Value, Beginning of Period	$9.46		$9.98	$9.96	$10.00	$10.00		$10.00
Income from Investment Operations:
Net Investment Income (Operating Loss)(b)	0.21		0.51	0.45	0.19	0.22		0.29
Net Realized and Unrealized Gain (Loss) on Investments	(1.01)		(0.51)	0.01	0.02	(0.11)		—
Net Increase from Payments by Affiliates	—		—	—	—	0.11		—

Total From Investment Operations	(0.80)		—	0.46	0.21	0.22		0.29
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.22)		(0.52)	(0.44)	(0.25)	(0.22)		(0.29)

Total Dividends and Distributions	(0.22)		(0.52)	(0.44)	(0.25)	(0.22)		(0.29)

Net Asset Value, End of Period	$8.44		$9.46	$9.98	$9.96	$10.00		$10.00

Total Return	(8.54	)%(c)	(0.18)%	4.73%	2.08%	2.27	%(d)	2.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$10		$11	$11	$10	$1,802		$1,665
Ratio of Expenses to Average Net Assets	0.80	%(e)	0.78%	0.78%	0.78%	0.92%		0.98%
Ratio of Net Investment Income to Average Net Assets	4.59	%(e)	5.16%	4.48%	1.87%	2.23%		2.78%
Portfolio Turnover Rate	25.1	%(e)	46.5%	49.0%	54.9%	105.5%		20.7%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	In 2004, 1.02% of the total return for each share class consists of an increase from a payment by Principal Life Insurance Company. Excluding this payment, the total return for Advisors Preferred, Advisors Select, Class J, Institutional, Preferred and Select classes of shares would have been 1.06%,.88%,.88%, 1.64%, 1.38% and 1.25%, respectively.

(e)	Computed on an annualized basis.

(f)	Total return is calculated without the contingent deferred sales charge.

(g)	Excludes expense reimbursement from Manager.

(h)	During 2005, the Class experienced a significant withdrawal of monies by an affiliate. As the remaining shareholders held relatively small positions, the total return amounts expressed herein are greater than those that would have been experienced without the withdrawal.
See accompanying notes.

Financial Highlights
Principal Investors Fund, Inc.
(unaudited)
Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

	2008(a)		2007	2006	2005	2004	2003
WEST COAST EQUITY FUND
Institutional shares
Net Asset Value, Beginning of Period	$49.92		$43.56	$39.39	$35.39	$32.39	$23.83
Income from Investment Operations:
Net Investment Income (Operating Loss)	0.22	(b)	0.46 (b)	0.32	0.39	0.17 (b)	0.13 (b)
Net Realized and Unrealized Gain (Loss) on Investments	(4.93)		7.20	5.07	4.37	2.87	8.43

Total From Investment Operations	(4.71)		7.66	5.39	4.76	3.04	8.56
Less Dividends and Distributions:
Dividends from Net Investment Income	(0.38)		(0.31)	(0.25)	(0.33)	(0.04)	—
Distributions from Realized Gains	(3.21)		(0.99)	(0.97)	(0.43)	—	—

Total Dividends and Distributions	(3.59)		(1.30)	(1.22)	(0.76)	(0.04)	—

Net Asset Value, End of Period	$41.62		$49.92	$43.56	$39.39	$35.39	$32.39

Total Return	(9.95	)%(c)	17.99%	13.88%	13.55%	9.39%	35.92%
Ratio/Supplemental Data:
Net Assets, End of Period (in thousands)	$643,837		$746,996	$826,593	$621,993	$515,464	$349,363
Ratio of Expenses to Average Net Assets	0.50	%(d)	0.49%	0.53%	0.58%	0.61%	0.67%
Ratio of Gross Expenses to Average Net Assets(e)	—		—	0.53%	0.58%	0.61%	0.67%
Ratio of Net Investment Income to Average Net Assets	1.04	%(d)	0.99%	0.76%	1.01%	0.50%	0.49%
Portfolio Turnover Rate	9.3	%(d)	17.6%	15.0%	13.0%	12.0%	14.0%

(a)	Six months ended April 30, 2008.

(b)	Calculated based on average shares outstanding during the period.

(c)	Total return amounts have not been annualized.

(d)	Computed on an annualized basis.

(e)	Expense ratio without custodian credits.
See accompanying notes.

FUND DIRECTORS
Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with the Principal Variable Contracts Fund, Inc. which is also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term. Directors considered to be “ interested persons” as defined in the Investment Company Act of 1940, as amended, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.
The following directors are considered not to be “interested persons” as defined in the 1940 Act

		Number of
		Portfolios in Fund
		Complex	Other
Name, Position Held with the Fund,	Principal Occupation(s)	Overseen by	Directorships
Address*, and Year of Birth	During past 5 years	Director	Held by Director**
Elizabeth Ballantine Director since 2004 Member, Nominating and Governance Committee 1948	Principal, EBA Associates	112	The McClatchy Company

Kristianne Blake Director since 2007 Member, Operations Committee 1954	President, Kristianne Gates Blake, P.S.	112	Avista Corporation; Russell Investment Company; Russell Investment Funds

Craig Damos Director since 2008 Member, Operations Committee 1954	CEO/President, Vertical Growth Officer, and CFO, The Weitz Company	112	None

Richard W. Gilbert Director since 1985 Member, Nominating and Governance Committee Member, Executive Committee 1940	President, Gilbert Communications, Inc.	112	Calamos Asset Management, Inc.

Mark A. Grimmett Director since 2004 Member, Audit Committee 1960	Executive Vice President and CFO, Merle Norman Cosmetics, Inc.	112	None

Fritz S. Hirsch Director since 2005 Member, Audit Committee 1951	President and CEO, Sassy, Inc.	112	None

William C. Kimball Director since 2000 Member, Nominating and Governance Committee 1947	Retired. Former Chairman and CEO, Medicap Pharmacies, Inc.	112	Casey’s General Stores, Inc.

Barbara A. Lukavsky Director since 1987 Member, Nominating and Governance Committee 1940	President and CEO, Barbican Enterprises, Inc.	112	None

Daniel Pavelich Director since 2007 Member, Audit Committee 1944	Retired. Formerly, Chairman and CEO of BDO Seidman.	112	Catalytic Inc.; Vaagen Bros. Lumber, Inc.

The following directors are considered to be “interested persons” as defined in the 1940 Act, as amended, because of an affiliation with the Manager and Principal Life.

Ralph C. Eucher Director, Vice Chairman and CEO Member, Executive Committee 1952	Director, Principal Management Corporation, since 1999. Director, Principal Funds Distributor, Inc. since 2007. Director, Princor since 1999. President Princor 1999-2005. Senior Vice President, Principal Life, since 2002. Prior thereto, Vice President.	112	None

William G. Papesh Director Member, Operations Committee 1943	Retired December 2007. Prior thereto, President and Director of Edge Asset Management, Inc. since 2007; President and CEO of WM Group of Funds 1987-2006.	112	None

Larry D. Zimpleman Director and Chairman of the Board Member, Executive Committee 1951	Chairman and Director, Principal Management Corporation and Princor since 2001. Chief Executive Officer Principal Life since 2008, President and Chief Operating Officer, Principal Life since 2006. President, Retirement and Investor Services, Principal Financial Group, Inc. 2003-2006. Executive Vice President, 2001-2003, and prior thereto, Senior Vice President, Principal Life.	112	None

*	Correspondence intended for each Director who is other than an Interested Director may be sent to 711 High Street, Des Moines, IA 50392.

**	Directorships of any company registered pursuant to Section 12 of the Securities Exchange Act or subject to the requirements of Section 15(d) of the Securities Exchange Act or any other mutual fund.
The following table presents officers of the Funds.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Craig L. Bassett Treasurer 711 High Street, Des Moines, IA 50392 1952	Vice President and Treasurer, Principal Life.

Michael J. Beer Executive Vice President 711 High Street, Des Moines, IA 50392 1961	Executive Vice President and Chief Operating Officer, Principal Management Corporation. Executive Vice President, Principal Funds Distributor, Inc., since 2007. President, Princor, since 2005.

Randy L. Bergstrom Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1955	Counsel, Principal Life.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
David J. Brown Chief Compliance Officer 711 High Street, Des Moines, IA 50392 1960	Vice President, Product & Distribution Compliance, Principal Life. Senior Vice President, Principal Management Corporation since 2004. Senior Vice President, Principal Funds Distributor, Inc., since 2007. Second Vice President, Princor, since 2003, and prior thereto, Vice President, Principal Management Corporation and Princor.

Jill R. Brown Senior Vice President 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1967	Second Vice President, Principal Financial Group and Senior Vice President, Principal Management Corporation and Princor, since 2006. Chief Financial Officer, Princor since 2003. Vice President, Princor 2003-2006. Senior Vice President and Chief Financial Officer, Principal Funds Distributor, Inc., since 2007. Prior thereto, Assistant Financial Controller, Principal Life.

Nora M. Everett President 711 High Street Des Moines, IA 50392 1959	President since 2008, Senior Vice President and Deputy General Counsel, Principal Financial Group, Inc. 2004-2008. Vice President and Counsel, Principal Financial Group, Inc. 2001-2004.

Cary Fuchs Senior Vice President of Distribution 1100 Investment Blvd, ste 200 El Dorado Hills, CA 95762 1957	President, Principal Funds Distributor, since 2007; Director of Mutual Fund Operations, Principal Shareholder Services, since 2005; prior thereto, Divisional Vice President Boston Financial Data Services.

Steve Gallaher Assistant Counsel 711 High Street Des Moines, IA 50392 1955	Second Vice President and Counsel, Principal Life since 2006. Self-Employed Writer in 2005. 2004 and prior thereto Senior Vice President and Counsel of Principal Residential Mortgage, Inc.

Ernie H. Gillum Vice President, Assistant Secretary 711 High Street Des Moines, IA 50392 1955	Vice President and Chief Compliance Officer, Principal Management Corporation, since 2004, and prior thereto, Vice President, Compliance and Product Development, Principal Management Corporation.

Patrick A. Kirchner Assistant Counsel 711 High Street, Des Moines, IA 50392 1960	Counsel, Principal Life.

Carolyn F. Kolks Assistant Tax Counsel 711 High Street, Des Moines, IA 50392 1962	Counsel, Principal Life, since 2003 and prior thereto, Attorney.

Sarah J. Pitts Assistant Counsel 711 High Street, Des Moines, IA 50392 1945	Counsel, Principal Life.

Layne A. Rasmussen Vice President, Controller, and CFO 711 High Street, Des Moines, IA 50392 1958	Vice President and Controller — Mutual Funds, Principal Management Corporation.

Name, Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Michael D. Roughton Counsel 711 High Street, Des Moines, IA 50392 1951	Vice President and Senior Securities Counsel, Principal Financial Group, Inc. Senior Vice President and Counsel, Principal Management Corporation, Principal Funds Distributor, Inc., and Princor. Counsel, Principal Global.

Adam U. Shaikh Assistant Counsel 711 High Street, Des Moines, IA 50392 1972	Counsel, Principal Life, since 2006. Prior thereto, practicing attorney.

Dan Westholm Assistant Treasurer 711 High Street, Des Moines, IA 50392 1966	Director Treasury, since 2003. Prior thereto, Assistant Treasurer.

Beth Wilson Vice President and Secretary 711 High Street, Des Moines, IA 50392 1956	Director and Secretary, Principal Funds, since 2007. Prior thereto, Business Manager for Pella Corporation.
The Audit Committee selects the independent auditors for the Fund and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Fund.
The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.
The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the fund for election to the Board. The committee also oversees the structure and efficiency of the Board of Directors and the committees the Board establishes, and the activities of the Funds’ Chief Compliance Officer.
The Operations Committee oversees the provision of administrative and distribution services to the Funds, communications with the Funds’ shareholders, and provides review and oversight of the Funds’ operations.
Additional information about the Fund is available in the Prospectuses dated May 29, 2007 and the Statement of Additional Information dated May 29, 2007. These documents may be obtained free of charge by writing or telephoning Principal Funds Distributor, Inc., P.O. Box 10423, Des Moines, IA 50306. Telephone 1-800-222-5852.
PROXY VOTING POLICIES
A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning Principal Funds Distributor, Inc., at 1-800-222-5852 or at www.sec.gov.
SCHEDULES OF INVESTMENTS
The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 of each year on Form N-Q. The Fund’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330.
SOURCE OF DISTRIBUTIONS
To the extent that distributions paid by the Funds are comprised of something other than income or capital gains, such as a return of capital, a notice will be included in your quarterly statement pursuant to Section 19(a) of the Investment Company Act of 1940, as amended, and Rule 19a-1 disclosing the source of such distributions. Furthermore, such notices shall be posted monthly on our web site at www.principalfunds.com. You may request a copy of all such notices, free of charge, by telephoning 1-800-222-5852. The amounts and sources of distributions included in such notices are estimates only and should not be reported for tax purposes. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell shareholders how to report these distributions for federal income tax purposes.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS
During the period covered by this report, the Board of Directors of Principal Investors Fund, Inc. (“PIF”) approved (1) two Sub-advisory agreements related to the Partners MidCap Growth Fund II series of PIF (“MidCap Growth II”), one with MacKay Shields, LLC (“MacKay Shields”), and the other, an amended Sub-advisory agreement with Jacobs Levy Equity Management, Inc. (“Jacobs Levy”); (2) two Sub-advisory agreements related to the International Value series of PIF (“International Value”), one with AXA Rosenberg Investment Management LLC (“AXA Rosenberg”) and the other with Causeway Capital Management LLC (“Causeway”); (3) an amendment to the Management Agreement with Principal Management Corporation (“the Manager”) relating to International Value.
MacKay Shields and Jacobs Levy Sub-advisory Agreements
At its December 10, 2007 meeting, the Board considered whether to enter into Sub-advisory Agreements with MacKay Shields and Jacobs Levy, on behalf of MidCap Growth II.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of MidCap Growth III, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.
The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark index. The Board noted that as of June 30, 2007, each Sub-advisor had outperformed its category and benchmark index over the last one, three and five year periods. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board reviewed the proposed subadvisory fees and the effect of the new agreements on the subadvisory fees the Manager pays. It noted that the proposed subadvisory fee schedule for MacKay Shields is lower than the subadvisory fee schedule of the existing sub-advisor to the Fund. The Board noted that although the proposed subadvisory fee schedule for Jacobs Levy is higher than the subadvisory fee schedule of the existing sub-advisor to the Fund, based upon the proposed allocation of the current assets between the two proposed Sub-advisors, the aggregate subadvisory fee paid would be lower. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that MacKay Shields represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients. The Board also noted the Jacobs Levy representation that it does not manage other clients with this mandate. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board considered that the Sub-advisory Agreements would have a modest positive impact on the Manager’s profitability, but concluded that anticipated profitability would continue to not be unreasonable. With respect to Sub-advisor profitability, in concluding that the Sub-advisors’ anticipated profitability will not be unreasonable, the Board determined that it need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of economies of scale at current asset levels. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board considered MacKay Shields’ soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits. The Board also noted Jacobs Levy’s representation that it does not utilize soft dollars.
AXA Rosenberg and Causeway Sub-advisory Agreements
At its March 10, 2008 meeting, the Board considered whether to enter into Sub-advisory Agreements with AXA Rosenberg and Causeway relating to International Value.
The Board considered the nature, quality and extent of services to be provided under each Sub-advisory Agreement. The Board considered the reputation, qualifications and background of each Sub-advisor, investment approach of each Sub-advisor, the experience and skills of each Sub-advisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. In addition, the Board considered the Manager’s program for identifying, recommending, monitoring and replacing sub-advisors for the PIF Funds and that the due-diligence program recommended each Sub-advisor for the Fund.

The Board reviewed historical composite performance of each Sub-advisor as compared to its Morningstar peer group and relevant benchmark indices. The Board noted that as of December 31, 2007, each Sub-advisor had outperformed its Morningstar category and benchmark indices during most periods over the last one, three and five year periods where performance was available. The Board concluded, based on this information, that investment performance was expected to be satisfactory.
The Board considered the subadvisory fees proposed to be paid and noted the proposed breakpoint levels applicable to each Sub-advisor. The Board also considered that each subadvisory fee rate was negotiated at arm’s length between the Manager and each Sub-advisor and that the Manager compensates each Sub-advisor from its fees. The Board noted that the Sub-advisors each represented that the proposed subadvisory fee for the Fund was not higher than fees charged to its other subadvisory clients for whom the Sub-advisors pursue an investment strategy similar to that of the Fund. On the basis of the information provided, the Board concluded that the proposed subadvisory fee schedules for the Fund were reasonable and appropriate.
The Board noted that the Manager compensates each Sub-advisor from its own management fee and that the proposed fees were competitive. In concluding that the Sub-advisors’ anticipated profitability would not be unreasonable, the Board determined that they need not review estimated levels of profits to each Sub-advisor because, as the Board noted, the Manager will compensate each Sub-advisor from its own management fees and the Manager had negotiated each Sub-advisory Agreement with each Sub-advisor at arm’s length. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under each Sub-advisory Agreement. The Board noted the breakpoints included in the fee schedules and concluded that the fee schedules reflect an appropriate recognition of any economies of scale at current asset levels. The Board also noted that they would have the opportunity to reassess appropriate breakpoints in the future. The Board also considered the character and amount of other incidental benefits to be received by the Sub-advisors. The Board noted AXA Rosenberg’s representation that it does not utilize soft dollars with respect to its international strategies. The Board considered Causeway’s soft dollar practices. The Board concluded that the subadvisory fees for the Fund were reasonable in light of these fall-out benefits.
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each advisory agreement are fair and reasonable and that approval of each advisory agreement is in the best interests of the Fund.
Management Agreement
At its March 10, 2008 meeting, the Board considered whether to approve a Management Agreement with the Manager relating to International Value.
The Board considered the nature, quality, and extent of services to be provided under the Management Agreement, including administrative services. The Board considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the Management Agreement and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager. The Board concluded that appropriate resources would be provided under the Management Agreement. The Board also considered the proposed delegation of day-to-day portfolio management responsibility to AXA Rosenberg and Causeway and the program developed by the Manager for identifying, recommending, monitoring, and replacing sub-advisors. The Board concluded that this due diligence process has worked well for PIF’s other sub-advised funds. The Board also considered the compliance program established by the Manager, the level of compliance attained for the other PIF Funds and that a similar level of compliance was expected to be attained for the Fund.
The Board noted that the Manager would not directly control the Fund’s investment performance, but rather would engage sub-advisors to manage the portfolio. Based on their familiarity with the Manager’s performance in monitoring sub-advisors to other sub-advised funds, the Board concluded that the Manager has in place an effective due diligence process to monitor performance, to encourage remedial action and to make changes in the sub-advisors at the appropriate time, if necessary. Therefore, the Board concluded that the Manager’s performance was expected to be satisfactory with respect to investment performance.

The Board considered the Fund’s proposed management fee. The Board received information comparing the Fund’s proposed management fee to the advisory fees of a peer group of international value funds with unaffiliated sub-advisors (“Peer Group”) based upon Morningstar data. In assessing whether the management fee was reasonable, the Board considered a variety of factors, including the amount of the fee, the comparison to the median fee and the highest fees of the Peer Group, the comparison to the fees charged to other international funds managed by the Manager, the services to be provided, the Manager’s expectations for the Fund’s investment performance and the Manager’s anticipated profitability. The Board also considered the level of fees that would be retained by the Manager after payment of the currently anticipated subadvisory fees, which are subject to change based upon allocation of assets among the Sub-advisors or the substitution of other sub-advisors. Although the proposed management fee was at the high end of the range of the advisory fees of the Peer Group, the Board noted the past success of the Manager in developing international funds with superior performance records and the strong reputation and performance records of the Sub-advisors. Specifically, the Board noted that the Fund’s proposed management fee level was consistent with those of PIF’s other international funds for which the Manager has delegated management of the funds’ portfolios to unaffiliated sub-advisors and that these funds had achieved superior performance results. Considering all the factors they deemed relevant, the Board concluded that the proposed management fee for the Fund was reasonable and appropriate in light of the nature and quality of services to be provided by the Manager and other relevant factors.
The Board reviewed the Manager’s anticipated profitability from the Fund under the Management Agreement. Based upon the forecasted profitability percentage the Manager provided, the Board concluded that the profitability to the Manager for the management of the Fund was not expected to be unreasonable, taking into account the reasonableness of the Fund’s proposed management fee, and given the expected level of services to be provided. The Board considered whether there would be economies of scale with respect to the management of the Fund and whether the Fund would benefit from any such economies of scale through breakpoints in fees. The Board reviewed the levels at which the breakpoints in the proposed management fee would occur and the amounts of the proposed reductions, as well as the levels and amount of breakpoints in the Sub-advisory Agreements. The Board also considered that, although the Fund is expected to have significant assets through transfers at start-up, as the Fund grows the Board would have the opportunity to reassess appropriate breakpoints in the future. The Board concluded that the proposed management fee for the Fund reflects appropriate level of sharing of economies of scale at the current anticipated levels.
The Board also considered the character and amount of other incidental benefits expected to be received by the Manager and its affiliates from their relationships with the Fund. The Board concluded that the management fees were reasonable in light of these fallout benefits.
Based upon all the information considered and conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of the Fund.

Intentionally Left Blank

WE’LL GIVE YOU AN EDGE®
A mutual fund’s share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.
This semiannual report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus carefully before investing.
To obtain an additional prospectus, please contact your financial professional or call 800-222-5852.
For more information about these funds, including their full names, please see the Principal Investors Fund, Inc. prospectus or visit www.principal.com.
Insurance products and plan administrative services are provided by Principal life Insurance Company.
Principal Investors Fund, Inc. is distributed by Principal Funds Distributor, Inc., 800-222-5852, Member SIPC.
Principal Life and Principal Funds Distributor are members of the Principal Financial Group®, Des Moines, IA 50392.
FV 382-2 | 06/2008 | #5810062010
©2008 Principal Financial Services, Inc.
Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370
Do not use this address for business correspondence.

ITEM 2 — CODE OF ETHICS
Not applicable to semi-annual reports.
ITEM 3 — AUDIT COMMITTEE FINANCIAL EXPERT
Not applicable to semi-annual reports.
ITEM 4 — PRINCIPAL ACCOUNTANT FEES AND SERVICES
Not applicable to semi-annual reports.
ITEM 5 — AUDIT COMMITTEE OF LISTED REGISTRANTS
Not applicable.
ITEM 6 — SCHEDULE OF INVESTMENTS
Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.
ITEM 7 — DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 8 — PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
Not applicable.
ITEM 9 — PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS
Not applicable.
ITEM 10 — SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
None
ITEM 11 — CONTROLS AND PROCEDURES
a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).
(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 12 — EXHIBITS
(a)(1) Code of Ethics — Not applicable to semi-annual reports.
(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.
(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Principal Investors Fund, Inc.

By	/s/ Ralph C. Eucher
Ralph C. Eucher, Vice Chairman and CEO

Date	6/23/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Ralph C. Eucher
Ralph C. Eucher, Vice Chairman and CEO

Date	6/23/2008

By	/s/ Layne A. Rasmussen
Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date	6/23/2008